As filed with the Securities and Exchange Commission on November 12, 2026

File No.: 333-[●]

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. [	] ☐
Post-Effective Amendment No. [	] ☐
(Check appropriate box or boxes)

VICTORY PORTFOLIOS V

(Exact Name of Registrant as Specified in Charter)

15935 La Cantera Parkway

San Antonio, TX 78256

(Address of Principal Executive Office)

(800) 539-3863

(Area Code and Telephone Number)

Copy to:

Thomas Dusenberry

Victory Portfolios V

15935 La Cantera Parkway

San Antonio, TX 78256

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on December 12, 2026, or such later date designated by the registrant on the facing sheet of the Registration Statement, pursuant to Rule 488 under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Shares of beneficial interest, $0.001 par value, of each of the following series portfolios of Victory Portfolios V: Victory First Eagle Global Fund; Victory First Eagle Overseas Fund; Victory First Eagle U.S. Fund; Victory First Eagle Gold Fund; Victory First Eagle Global Balanced Fund; Victory First Eagle Rising Dividend Fund; Victory First Eagle Small Cap Opportunity Fund; Victory First Eagle U.S. Smid Cap Opportunity Fund; Victory First Eagle Global Real Assets Fund; Victory First Eagle High Yield Municipal Fund; Victory First Eagle Short Duration High Yield Municipal Fund; Victory First Eagle Core Plus Municipal Fund; Victory First Eagle High Yield Municipal Completion Fund; Victory Diamond Hill Small Cap Fund; Victory Diamond Hill Small-Mid Cap Fund; Victory Diamond Hill Mid Cap Fund; Victory Diamond Hill Large Cap Fund; Victory Diamond Hill Select Fund; Victory Diamond Hill Long-Short Fund; Victory Diamond Hill Short Duration Income Fund; Victory Diamond Hill Core Bond Fund; Victory Diamond Hill Core Plus Bond Fund; Victory First Eagle Mid Cap Equity ETF; Victory First Eagle US Equity ETF; Victory First Eagle Small Cap Equity ETF; Victory First Eagle Core Municipal ETF; and Victory Diamond Hill Large Cap Concentrated ETF.

i

No filing fee is due because the Registrant is relying on Section 24(f) under the Investment Company Act of 1940, as amended.

First Eagle Global Fund

First Eagle Overseas Fund

First Eagle U.S. Fund

First Eagle Gold Fund

First Eagle Global Balanced Fund

First Eagle Rising Dividend Fund

First Eagle Small Cap Opportunity Fund

First Eagle U.S. Smid Cap Opportunity Fund

First Eagle Global Real Assets Fund

First Eagle High Yield Municipal Fund

First Eagle Short Duration High Yield Municipal Fund

First Eagle Core Plus Municipal Fund

each a series of First Eagle Funds

First Eagle High Yield Municipal Completion Fund

a series of First Eagle Completion Fund Trust

Diamond Hill Small Cap Fund

Diamond Hill Small-Mid Cap Fund

Diamond Hill Mid Cap Fund

Diamond Hill Large Cap Fund

Diamond Hill Select Fund

Diamond Hill Long-Short Fund

Diamond Hill Short Duration Income Fund

Diamond Hill Core Bond Fund

Diamond Hill Core Plus Bond Fund

Diamond Hill Large Cap Concentrated ETF

each a series of Diamond Hill Funds

First Eagle Mid Cap Equity ETF

First Eagle US Equity ETF

First Eagle Small Cap Equity ETF

First Eagle Core Municipal ETF

each a series of First Eagle ETF Trust

[●], 20[●]

Dear Shareholder:

A joint special meeting of shareholders (with any adjournment or postponement, the “Meeting”) of each of the funds listed above (each, an “Acquired Fund” and together, the “Acquired Funds”) has been scheduled for [●], 2027 at [●], at [●] [Eastern Time]. The purpose of the Meeting is to seek shareholder approval of an applicable Agreement and Plan of Reorganization (the “Plan of Reorganization”) under which each Acquired Fund will reorganize (each such reorganization, a “Reorganization”) into a newly created corresponding series of newly formed Victory Portfolios V (each an “Acquiring Fund”), each a series of a registered investment company to be advised by Victory Capital Management Inc. (“Victory Capital”).

Victory Capital will be the investment adviser to each Acquiring Fund. Each Acquiring Fund will have the same investment objective(s) and investment strategies and policies as the corresponding Acquired Fund, except as described in the Proxy Statement/Prospectus. Please refer to the enclosed joint proxy statement/prospectus (“Proxy Statement/Prospectus”) for a detailed explanation of the Reorganizations.

On August 25, 2026, Victory Capital Holdings, Inc. (“Victory Holdings”) and First Eagle Holdings, Inc. (“First Eagle Holdings”) entered into an agreement (the “Transaction Agreement”) pursuant to which, upon the terms and subject to the conditions set forth therein, Victory Holdings will acquire First Eagle Holdings (the “Transaction”). First Eagle Holdings is the parent company of First Eagle Investment Management, LLC (“First Eagle Management”), which is the investment adviser to the Acquired Funds that are series of First Eagle Funds, First Eagle Completion Fund Trust and First Eagle ETF Trust. Diamond Hill Capital Management, LLC (“Diamond Hill Management”), a subsidiary of First Eagle Management, is the investment adviser to the Acquired Funds that are series of Diamond Hill Funds (First Eagle Management and Diamond Hill Management, together, the “Acquired Fund Advisers”).

The proposed Reorganizations of the Acquired Funds are part of the larger plans to integrate the advisory businesses of the Acquired Fund Advisers and Victory Capital in connection with the Transaction. The Reorganizations are proposed to close at approximately the same time as the Transaction.

For each Acquired Fund, if shareholders of the Acquired Fund approve the Plan of Reorganization described in the accompanying materials, they will become shareholders of the corresponding Acquiring Fund. Each Acquiring Fund will have the same investment objective(s), principal investment strategies and principal risks as the corresponding Acquired Fund, except as described in the Proxy Statement/Prospectus. Each Acquiring Fund will, however, adopt updated fundamental investment restrictions that differ from the current restrictions of the corresponding Acquired Fund, as described in Exhibit B to the Proxy Statement/Prospectus. The updated restrictions are not expected to materially affect the manner in which the Funds’ investment programs are conducted at the time of the Reorganizations. Victory Capital intends to employ the Acquired Funds’ current portfolio management teams to manage the Acquiring Funds after the Reorganizations. No material change in the day-to-day portfolio management of the Acquired Funds is expected as a result of the Reorganizations.

[Victory Capital has entered into an expense limitation agreement with respect to each Acquiring Fund. As a result of the expense limitation agreement, the net expenses associated with investing in an Acquiring Fund will be no higher than the current contractual expense limitation applicable to the corresponding class or shares of the Acquired Fund or, if there is no such contractual expense limitation, the expense ratio based on the expenses of that class or those shares for the most recent fiscal year, for at least two years following the Reorganizations, as described in detail in the Proxy Statement/Prospectus. If an expense limitation agreement is not continued, an Acquiring Fund may experience higher net operating expenses after that date.]

Each Reorganization is expected to be a “reorganization” for U.S. federal income tax purposes. Accordingly, it is generally expected that each Acquired Fund and its shareholders will not recognize any gain or loss as a direct result of a Reorganization, as described in more detail in the Proxy Statement/Prospectus.

No sales charges or other transaction fees will be imposed on Acquired Fund shareholders solely as a result of the Reorganizations.

The Boards of Trustees (each a “Board” and each Board member, a “Trustee”) of the Acquired Funds believe that, with respect to each Acquired Fund, approval of that Acquired Fund’s Reorganization is in the best interests of such Acquired Fund. Accordingly, your Board unanimously recommends that you vote in favor of the Plan of Reorganization related to the proposed Reorganization of your Acquired Fund.

If you were a shareholder of an Acquired Fund as of the close of business on [●], 2027, you may vote at the Meeting. You may attend the Meeting in person and may vote by mail, telephone, or internet. To vote by mail, telephone, or Internet, follow the instructions on the enclosed proxy card. If you have questions, please call the Acquired Funds’ proxy solicitor toll free at [●].

Detailed information about the proposed Reorganizations and the reasons for your Board’s approval of the Plan of Reorganization are contained in the enclosed Proxy Statement/Prospectus.

Please exercise your right to vote by completing, dating and signing the enclosed proxy card. A self-addressed, postage-paid envelope has been enclosed for your convenience. In addition to voting by mail, you may also vote either by telephone or via the Internet, as follows:

To vote by telephone:	To vote by Internet:

(1)Read the Proxy Statement/Prospectus and have the enclosed proxy card at hand.

(2)Call the toll-free number that appears on the enclosed proxy card.

(3)Enter the control number set forth on the enclosed proxy card and follow the simple instructions.

(1)Read the Proxy Statement/Prospectus and have the enclosed proxy card at hand.

(2)Go to the website that appears on the enclosed proxy card.

(3)Enter the control number set forth on the enclosed proxy card and follow the simple instructions.

It is very important that you vote and that your voting instructions be received no later than the close of business on the date immediately before the Meeting, whether or not you plan to attend the Meeting in person. Whichever method you choose, please read the enclosed Proxy Statement/Prospectus carefully before you vote.

NOTE: You may receive more than one proxy package if you hold shares of an Acquired Fund in more than one account or if you hold shares of more than one Acquired Fund. You must return separate proxy cards or record separate votes via telephone or the Internet for each of your accounts. We have provided return envelopes for each proxy card, which require no postage if mailed in the United States.

Thank you for taking the time to consider this important Reorganization proposal and for your continuing investment in the Acquired Funds. If you have any questions regarding the proposed Reorganization of your Acquired Fund, please do not hesitate to call our proxy information line at [●]. Representatives are available to answer your call Monday through Friday 9:00 a.m. to 10:00 p.m. Eastern Time.

Sincerely,

Mehdi Mahmud

President of the First Eagle Funds, First Eagle Completion Fund Trust, First Eagle ETF Trust and Diamond Hill Funds

v

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS

First Eagle Global Fund

First Eagle Overseas Fund

First Eagle U.S. Fund

First Eagle Gold Fund

First Eagle Global Balanced Fund

First Eagle Rising Dividend Fund

First Eagle Small Cap Opportunity Fund

First Eagle U.S. Smid Cap Opportunity Fund

First Eagle Global Real Assets Fund

First Eagle High Yield Municipal Fund

First Eagle Short Duration High Yield Municipal Fund

First Eagle Core Plus Municipal Fund

each a series of First Eagle Funds

First Eagle High Yield Municipal Completion Fund

a series of First Eagle Completion Fund Trust

Diamond Hill Small Cap Fund

Diamond Hill Small-Mid Cap Fund

Diamond Hill Mid Cap Fund

Diamond Hill Large Cap Fund

Diamond Hill Select Fund

Diamond Hill Long-Short Fund

Diamond Hill Short Duration Income Fund

Diamond Hill Core Bond Fund

Diamond Hill Core Plus Bond Fund

Diamond Hill Large Cap Concentrated ETF

each a series of Diamond Hill Funds

First Eagle Mid Cap Equity ETF

First Eagle US Equity ETF

First Eagle Small Cap Equity ETF

First Eagle Core Municipal ETF

each a series of First Eagle ETF Trust

To be held [●], 2027

A joint special meeting of shareholders (with any adjournment or postponement, the “Meeting”) of each of the funds listed above (each, an “Acquired Fund” and together, the “Acquired Funds”) will be held at [●], on [●], 2027, at [●] [Eastern Time].

Each Acquired Fund is a series of the corresponding trust listed above (each, an “Acquired Trust” and together, the “Acquired Trusts”). At the Meeting, shareholders of each Acquired Fund will consider and vote on the following proposal with respect to their Acquired Fund(s):

•To approve the applicable Agreement and Plan of Reorganization (the “Plan of Reorganization”) by and among First Eagle Funds, First Eagle Completion Fund Trust, Diamond Hill Funds and First Eagle ETF Trust, as applicable, each on behalf of each applicable Acquired Fund, and Victory Portfolios V, on behalf of the corresponding funds indicated below (each, an “Acquiring Fund” and together, the “Acquiring Funds”), First Eagle Investment Management, LLC, and Victory Capital Management Inc. (“Victory Capital”).

Shareholders of each Acquired Fund will vote separately on the proposal to reorganize each Acquired Fund into the corresponding Acquiring Fund (each such reorganization, a “Reorganization”) as shown below:

Acquired Fund	Acquiring Fund
First Eagle Global Fund, a series of First Eagle Funds	Victory First Eagle Global Fund, a series of Victory
Portfolios V

First Eagle Overseas Fund, a series of First Eagle Funds	Victory First Eagle Overseas Fund, a series of Victory
Portfolios V

First Eagle U.S. Fund, a series of First Eagle Funds	Victory First Eagle U.S. Fund, a series of Victory Portfolios
V

First Eagle Gold Fund, a series of First Eagle Funds	Victory First Eagle Gold Fund, a series of Victory Portfolios
V

First Eagle Global Balanced Fund, a series of First Eagle	Victory First Eagle Global Balanced Fund, a series of Victory
Funds	Portfolios V
First Eagle Rising Dividend Fund, a series of First Eagle	Victory First Eagle Rising Dividend Fund, a series of Victory
Funds	Portfolios V
First Eagle Small Cap Opportunity Fund, a series of First	Victory First Eagle Small Cap Opportunity Fund, a series of
Eagle Funds	Victory Portfolios V
First Eagle U.S. Smid Cap Opportunity Fund, a series of First	Victory First Eagle U.S. Smid Cap Opportunity Fund, a
Eagle Funds	series of Victory Portfolios V
First Eagle Global Real Assets Fund, a series of First Eagle	Victory First Eagle Global Real Assets Fund, a series of
Funds	Victory Portfolios V
First Eagle High Yield Municipal Fund, a series of First	Victory First Eagle High Yield Municipal Fund, a series of
Eagle Funds	Victory Portfolios V
First Eagle Short Duration High Yield Municipal Fund, a	Victory First Eagle Short Duration High Yield Municipal
series of First Eagle Funds	Fund, a series of Victory Portfolios V
First Eagle Core Plus Municipal Fund, a series of First Eagle	Victory First Eagle Core Plus Municipal Fund, a series of
Funds	Victory Portfolios V
First Eagle High Yield Municipal Completion Fund, a series	Victory First Eagle High Yield Municipal Completion Fund,
of First Eagle Completion Fund Trust	a series of Victory Portfolios V
Diamond Hill Small Cap Fund, a series of Diamond Hill	Victory Diamond Hill Small Cap Fund, a series of Victory
Funds	Portfolios V
Diamond Hill Small-Mid Cap Fund, a series of Diamond Hill	Victory Diamond Hill Small-Mid Cap Fund, a series of
Funds	Victory Portfolios V
Diamond Hill Mid Cap Fund, a series of Diamond Hill Funds	Victory Diamond Hill Mid Cap Fund, a series of Victory
Portfolios V

Diamond Hill Large Cap Fund, a series of Diamond Hill	Victory Diamond Hill Large Cap Fund, a series of Victory
Funds	Portfolios V

Diamond Hill Select Fund, a series of Diamond Hill Funds	Victory Diamond Hill Select Fund, a series of Victory
Portfolios V

Diamond Hill Long-Short Fund, a series of Diamond Hill	Victory Diamond Hill Long-Short Fund, a series of Victory
Funds	Portfolios V
Diamond Hill Short Duration Income Fund, a series of	Victory Diamond Hill Short Duration Income Fund, a series
Diamond Hill Funds	of Victory Portfolios V
Diamond Hill Core Bond Fund, a series of Diamond Hill	Victory Diamond Hill Core Bond Fund, a series of Victory
Funds	Portfolios V
Diamond Hill Core Plus Bond Fund, a series of Diamond Hill	Victory Diamond Hill Core Plus Bond Fund, a series of
Funds	Victory Portfolios V
First Eagle Mid Cap Equity ETF, a series of First Eagle ETF	Victory First Eagle Mid Cap Equity ETF, a series of Victory
Trust	Portfolios V
First Eagle US Equity ETF, a series of First Eagle ETF Trust	Victory First Eagle US Equity ETF, a series of Victory
Portfolios V

First Eagle Small Cap Equity ETF, a series of First Eagle	Victory First Eagle Small Cap Equity ETF, a series of
ETF Trust	Victory Portfolios V
First Eagle Core Municipal ETF, a series of First Eagle ETF	Victory First Eagle Core Municipal ETF, a series of Victory
Trust	Portfolios V
Diamond Hill Large Cap Concentrated ETF, a series of	Victory Diamond Hill Large Cap Concentrated ETF, a series
Diamond Hill Funds	of Victory Portfolios V

Please carefully read the enclosed Proxy Statement/Prospectus. It discusses this proposal in more detail.

If you were a shareholder of an Acquired Fund as of the close of business on [●], 2027, you may vote at the Meeting. You may attend the Meeting in person and may vote by mail, telephone, or internet. To vote by mail, telephone, or Internet, follow the instructions on the enclosed proxy card. If you have questions, please call the Acquired Funds’ proxy solicitor toll free at [●].

It is important that you vote regardless of the number of shares that you own.

The Board of Trustees of each Acquired Fund unanimously recommends that you vote FOR the proposed Reorganization of your Acquired Fund.

By order of the Boards of Trustees,

[Name], [Title]

[●], 20[●]

First Eagle Global Fund

First Eagle Overseas Fund

First Eagle U.S. Fund

First Eagle Gold Fund

First Eagle Global Balanced Fund

First Eagle Rising Dividend Fund

First Eagle Small Cap Opportunity Fund

First Eagle U.S. Smid Cap Opportunity Fund

First Eagle Global Real Assets Fund

First Eagle High Yield Municipal Fund

First Eagle Short Duration High Yield Municipal Fund

First Eagle Core Plus Municipal Fund

each a series of First Eagle Funds

First Eagle High Yield Municipal Completion Fund

a series of First Eagle Completion Fund Trust

Diamond Hill Small Cap Fund

Diamond Hill Small-Mid Cap Fund

Diamond Hill Mid Cap Fund

Diamond Hill Large Cap Fund

Diamond Hill Select Fund

Diamond Hill Long-Short Fund

Diamond Hill Short Duration Income Fund

Diamond Hill Core Bond Fund

Diamond Hill Core Plus Bond Fund

Diamond Hill Large Cap Concentrated ETF

each a series of Diamond Hill Funds

First Eagle Mid Cap Equity ETF

First Eagle US Equity ETF

First Eagle Small Cap Equity ETF

First Eagle Core Municipal ETF

each a series of First Eagle ETF Trust

(Each of the above trusts, an “Acquired Trust” and together, the “Acquired Trusts” and each series thereof,

an “Acquired Fund” and together, the “Acquired Funds”)

Victory Portfolios V

Victory First Eagle Global Fund

Victory First Eagle Overseas Fund

Victory First Eagle U.S. Fund

Victory First Eagle Gold Fund

Victory First Eagle Global Balanced Fund

Victory First Eagle Rising Dividend Fund

Victory First Eagle Small Cap Opportunity Fund

Victory First Eagle U.S. Smid Cap Opportunity Fund

Victory First Eagle Global Real Assets Fund

Victory First Eagle High Yield Municipal Fund

Victory First Eagle Short Duration High Yield Municipal Fund

Victory First Eagle Core Plus Municipal Fund

Victory First Eagle High Yield Municipal Completion Fund

Victory Diamond Hill Small Cap Fund

Victory Diamond Hill Small-Mid Cap Fund

Victory Diamond Hill Mid Cap Fund

Victory Diamond Hill Large Cap Fund

Victory Diamond Hill Select Fund

Victory Diamond Hill Long-Short Fund

Victory Diamond Hill Short Duration Income Fund

Victory Diamond Hill Core Bond Fund

Victory Diamond Hill Core Plus Bond Fund

Victory First Eagle Mid Cap Equity ETF

Victory First Eagle US Equity ETF

Victory First Eagle Small Cap Equity ETF

Victory First Eagle Core Municipal ETF

Victory Diamond Hill Large Cap Concentrated ETF

x

(Victory Portfolios V, the “Acquiring Trust”; each of the above series, an “Acquiring Fund” and together, the

“Acquiring Funds”)

JOINT PROXY STATEMENT/PROSPECTUS

[●], 20[●]

This document (the “Proxy Statement/Prospectus”) is a proxy statement for each Acquired Fund and a prospectus for each Acquiring Fund. The address and telephone number of each Acquired Fund that is a series of First Eagle Funds or First Eagle Completion Fund Trust is c/o First Eagle Investment Management, LLC (“First Eagle Management”) at 1345 Avenue of the Americas, New York, New York 10105 and 1-800-334-2143. The address of each Acquired Fund that is a series of First Eagle ETF Trust is the same, and its telephone number is 1-844-422- 3367. The address and telephone number of each Acquired Fund that is a series of Diamond Hill Funds is c/o Diamond Hill Capital Management, LLC at 325 John H. McConnell Blvd., Suite 200, Columbus, Ohio 43215 and 1- 888-226-5595. The address and telephone number of each Acquiring Fund is c/o Victory Capital Management Inc. (“Victory Capital”) at 15935 La Cantera Parkway, San Antonio, Texas 78256, and 1-800-539-3863. This Proxy Statement/Prospectus and the enclosed proxy card were first mailed to shareholders of each Acquired Fund beginning on or about [●], 20[●]. This Proxy Statement/Prospectus contains information you should know before voting on the following proposal with respect to your Acquired Fund. You should read this document carefully and retain it for future reference.

At the Meeting (as defined below), shareholders will consider whether, with respect to their Acquired Fund:

•To approve the applicable Agreement and Plan of Reorganization (the “Plan of Reorganization”) by and among First Eagle Management, First Eagle Funds, First Eagle Completion Fund Trust, Diamond Hill Funds and First Eagle ETF Trust, as applicable, each on behalf of each applicable Acquired Fund, and Victory Capital, Victory Portfolios V, on behalf of each corresponding Acquiring Fund.

Shareholders of each Acquired Fund will vote separately on the proposal to reorganize the Acquired Fund into the corresponding Acquiring Fund pursuant to the Plan of Reorganization (each, a “Reorganization”) as follows:

Acquired Fund	Acquiring Fund
First Eagle Global Fund, a series of First Eagle Funds	Victory First Eagle Global Fund, a series of Victory
Portfolios V

First Eagle Overseas Fund, a series of First Eagle Funds	Victory First Eagle Overseas Fund, a series of Victory
Portfolios V

First Eagle U.S. Fund, a series of First Eagle Funds	Victory First Eagle U.S. Fund, a series of Victory Portfolios
V

First Eagle Gold Fund, a series of First Eagle Funds	Victory First Eagle Gold Fund, a series of Victory Portfolios
V

First Eagle Global Balanced Fund, a series of First Eagle	Victory First Eagle Global Balanced Fund, a series of Victory
Funds	Portfolios V
First Eagle Rising Dividend Fund, a series of First Eagle	Victory First Eagle Rising Dividend Fund, a series of Victory
Funds	Portfolios V
First Eagle Small Cap Opportunity Fund, a series of First	Victory First Eagle Small Cap Opportunity Fund, a series of
Eagle Funds	Victory Portfolios V
First Eagle U.S. Smid Cap Opportunity Fund, a series of First	Victory First Eagle U.S. Smid Cap Opportunity Fund, a
Eagle Funds	series of Victory Portfolios V
First Eagle Global Real Assets Fund, a series of First Eagle	Victory First Eagle Global Real Assets Fund, a series of
Funds	Victory Portfolios V
First Eagle High Yield Municipal Fund, a series of First	Victory First Eagle High Yield Municipal Fund, a series of
Eagle Funds	Victory Portfolios V
First Eagle Short Duration High Yield Municipal Fund, a	Victory First Eagle Short Duration High Yield Municipal
series of First Eagle Funds	Fund, a series of Victory Portfolios V
First Eagle Core Plus Municipal Fund, a series of First Eagle	Victory First Eagle Core Plus Municipal Fund, a series of
Funds	Victory Portfolios V
First Eagle High Yield Municipal Completion Fund, a series	Victory First Eagle High Yield Municipal Completion Fund,
of First Eagle Completion Fund Trust	a series of Victory Portfolios V

Diamond Hill Small Cap Fund, a series of Diamond Hill	Victory Diamond Hill Small Cap Fund, a series of Victory
Funds	Portfolios V
Diamond Hill Small-Mid Cap Fund, a series of Diamond Hill	Victory Diamond Hill Small-Mid Cap Fund, a series of
Funds	Victory Portfolios V
Diamond Hill Mid Cap Fund, a series of Diamond Hill Funds	Victory Diamond Hill Mid Cap Fund, a series of Victory
Portfolios V

Diamond Hill Large Cap Fund, a series of Diamond Hill	Victory Diamond Hill Large Cap Fund, a series of Victory
Funds	Portfolios V
Diamond Hill Select Fund, a series of Diamond Hill Funds	Victory Diamond Hill Select Fund, a series of Victory
Portfolios V

Diamond Hill Long-Short Fund, a series of Diamond Hill	Victory Diamond Hill Long-Short Fund, a series of Victory
Funds	Portfolios V
Diamond Hill Short Duration Income Fund, a series of	Victory Diamond Hill Short Duration Income Fund, a series
Diamond Hill Funds	of Victory Portfolios V
Diamond Hill Core Bond Fund, a series of Diamond Hill	Victory Diamond Hill Core Bond Fund, a series of Victory
Funds	Portfolios V
Diamond Hill Core Plus Bond Fund, a series of Diamond Hill	Victory Diamond Hill Core Plus Bond Fund, a series of
Funds	Victory Portfolios V
First Eagle Mid Cap Equity ETF, a series of First Eagle ETF	Victory First Eagle Mid Cap Equity ETF, a series of Victory
Trust	Portfolios V
First Eagle US Equity ETF, a series of First Eagle ETF Trust	Victory First Eagle US Equity ETF, a series of Victory
Portfolios V

First Eagle Small Cap Equity ETF, a series of First Eagle	Victory First Eagle Small Cap Equity ETF, a series of
ETF Trust	Victory Portfolios V
First Eagle Core Municipal ETF, a series of First Eagle ETF	Victory First Eagle Core Municipal ETF, a series of Victory
Trust	Portfolios V
Diamond Hill Large Cap Concentrated ETF, a series of	Victory Diamond Hill Large Cap Concentrated ETF, a series
Diamond Hill Funds	of Victory Portfolios V

The proposal will be considered by shareholders who owned shares of the Acquired Funds on [●], 2027 at a meeting of shareholders (with any adjournment or postponement, the “Meeting”) that will be held at [●] on [●], 2027, at [●] [Eastern Time]. Each of the Acquired Funds and the Acquiring Funds (each a “Fund” and collectively, the “Funds”) is a series of a registered open-end management investment company.

[At a meeting on [●], 2026, the Boards of Trustees (each, a “Board” and each Board member, a “Trustee”) of each of First Eagle Funds, First Eagle Completion Fund Trust, Diamond Hill Funds and First Eagle ETF Trust, after careful consideration, voted to approve the proposed Reorganizations of the Acquired Funds and the submission of the Plan of Reorganization to shareholders of each Acquired Fund at the Meeting. Although your Board unanimously recommends that the shareholders of each Acquired Fund approve the Reorganization of such Acquired Fund into the corresponding Acquiring Fund pursuant to the Plan of Reorganization, the final decision whether to approve the Reorganization is up to the Acquired Fund’s shareholders.] The Reorganization of an Acquired Fund is not conditioned upon the Reorganization of any other Acquired Fund. Accordingly, if shareholders of your Acquired Fund approve its Reorganization, but shareholders of another Acquired Fund do not approve such other Acquired Fund’s Reorganization, it is expected that the Reorganization of your Acquired Fund will take place as described in this Proxy Statement/Prospectus if all other conditions to closing of its Reorganization have been satisfied. If shareholders of any Acquired Fund fail to approve its Reorganization, the Board of that Acquired Fund will consider what other actions may be appropriate.

Where to Get More Information

Exhibit H includes a list of documents that have been filed with the Securities and Exchange Commission (the “SEC”), each of which is incorporated into this Proxy Statement/Prospectus by reference.

For a free copy of any of the documents and/or to ask questions about this Proxy Statement/Prospectus, please call your Acquired Fund’s proxy solicitor toll free at [●].

Additional information contained in a Statement of Additional Information (“SAI”) relating to this Proxy Statement/Prospectus, as required by the SEC, is on file with the SEC. The SAI is also available without charge, upon request by calling the toll-free number set forth above for the Acquired Funds or by writing to First Eagle Investment Management, LLC at 1345 Avenue of the Americas, New York, New York 10105. The SAI, dated the same date as this Proxy Statement/Prospectus, is incorporated by reference into this Proxy Statement/Prospectus.

[Victory Portfolios V has filed an initial registration statement on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, relating to the Acquiring Funds (the “Acquiring Funds N-1A Registration Statement”). As of the date of this Proxy Statement/Prospectus, the Acquiring Funds N-1A Registration Statement has not yet become effective, and the Acquiring Funds have not commenced investment operations. The Acquiring Funds N-1A Registration Statement is expected to become effective before the Reorganizations, and no Reorganization will be consummated unless the Acquiring Funds N-1A Registration Statement has become effective. The preliminary statements of additional information for the Acquiring Funds included in the Acquiring Funds N-1A Registration Statement are included as Exhibit A to the SAI relating to this Proxy Statement/Prospectus.]

Each of the Funds is subject to the information requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and files or will file reports, proxy statement/prospectus materials and other information with the SEC. These reports, proxy statement/prospectus materials and other information are or will be available on the EDGAR Database on the SEC’s website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Please note that investments in the Funds are not bank deposits, are not federally insured, are not guaranteed by any bank or government agency and may lose value. There is no assurance that any Fund will achieve its investment objective.

This Proxy Statement/Prospectus sets forth concisely the information about each Reorganization and each Acquiring Fund that shareholders should know before voting on the proposed Reorganizations. Please read it carefully and keep it for future reference.

The SEC has not approved or disapproved these securities or passed on the adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

QUESTIONS AND ANSWERS ...................................................................................................................................	1
SUMMARY OF REORGANIZATION PROPOSAL.................................................................................................	13
How Each Reorganization Will Work .........................................................................................................................	13
Comparison of Acquired Funds and Acquiring Funds ................................................................................................	13
U.S. Federal Income Tax Consequences .....................................................................................................................	15
COMPARISON OF ACQUIRED FUNDS AND ACQUIRING FUNDS — ALL REORGANIZATIONS ..............	16
Reorganization of First Eagle Global Fund into Victory First Eagle Global Fund......................................................	17
Comparison of Current and Pro Forma Expenses........................................................................................................	17
Comparison of Investment Objective(s), Principal Investment Strategies and Principal Risks...................................	18
Fund Performance........................................................................................................................................................	21
Comparison of Portfolio Management Team ..............................................................................................................	22
Reorganization of First Eagle Overseas Fund into Victory First Eagle Overseas Fund ..............................................	22
Comparison of Current and Pro Forma Expenses........................................................................................................	22
Comparison of Investment Objective(s), Principal Investment Strategies and Principal Risks...................................	24
Fund Performance........................................................................................................................................................	26
Comparison of Portfolio Management Team ..............................................................................................................	27
Reorganization of First Eagle U.S. Fund into Victory First Eagle U.S. Fund .............................................................	28
Comparison of Current and Pro Forma Expenses........................................................................................................	28
Comparison of Investment Objective(s), Principal Investment Strategies and Principal Risks...................................	29
Fund Performance........................................................................................................................................................	31
Comparison of Portfolio Management Team ..............................................................................................................	32
Reorganization of First Eagle Gold Fund into Victory First Eagle Gold Fund ...........................................................	33
Comparison of Current and Pro Forma Expenses........................................................................................................	33
Comparison of Investment Objective(s), Principal Investment Strategies and Principal Risks...................................	34
Fund Performance........................................................................................................................................................	37
Comparison of Portfolio Management Team ..............................................................................................................	38
Reorganization of First Eagle Global Balanced Fund into Victory First Eagle Global Balanced Fund ......................	39
xiv
Comparison of Current and Pro Forma Expenses........................................................................................................	39
Comparison of Investment Objective(s), Principal Investment Strategies and Principal Risks...................................	40
Fund Performance........................................................................................................................................................	44
Comparison of Portfolio Management Team ..............................................................................................................	45
Reorganization of First Eagle Rising Dividend Fund into Victory First Eagle Rising Dividend Fund.......................	46
Comparison of Current and Pro Forma Expenses........................................................................................................	46
Comparison of Investment Objective(s), Principal Investment Strategies and Principal Risks...................................	47
Fund Performance........................................................................................................................................................	50
Comparison of Portfolio Management Team ..............................................................................................................	51
Reorganization of First Eagle Small Cap Opportunity Fund into Victory First Eagle Small Cap Opportunity Fund .52
Comparison of Current and Pro Forma Expenses........................................................................................................	52
Comparison of Investment Objective(s), Principal Investment Strategies and Principal Risks...................................	53
Fund Performance........................................................................................................................................................	56
Comparison of Portfolio Management Team ..............................................................................................................	57
Reorganization of First Eagle U.S. Smid Cap Opportunity Fund into Victory First Eagle U.S. Smid Cap Opportunity
Fund...............................................................................................................................................................	57
Comparison of Current and Pro Forma Expenses........................................................................................................	57
Comparison of Investment Objective(s), Principal Investment Strategies and Principal Risks...................................	59
Fund Performance........................................................................................................................................................	61
Comparison of Portfolio Management Team ..............................................................................................................	62
Reorganization of First Eagle Global Real Assets Fund into Victory First Eagle Global Real Assets Fund ..............	62
Comparison of Current and Pro Forma Expenses........................................................................................................	62
Comparison of Investment Objective(s), Principal Investment Strategies and Principal Risks...................................	64
Fund Performance........................................................................................................................................................	68
Comparison of Portfolio Management Team ..............................................................................................................	69
Reorganization of First Eagle High Yield Municipal Fund into Victory First Eagle High Yield Municipal Fund .....	69
Comparison of Current and Pro Forma Expenses........................................................................................................	69
Comparison of Investment Objective(s), Principal Investment Strategies and Principal Risks...................................	71
xv
Fund Performance........................................................................................................................................................	74
Comparison of Portfolio Management Team ..............................................................................................................	75
Reorganization of First Eagle Short Duration High Yield Municipal Fund into Victory First Eagle Short Duration
High Yield Municipal Fund ..........................................................................................................................	76
Comparison of Current and Pro Forma Expenses........................................................................................................	76
Comparison of Investment Objective(s), Principal Investment Strategies and Principal Risks...................................	78
Fund Performance........................................................................................................................................................	81
Comparison of Portfolio Management Team ..............................................................................................................	82
Reorganization of First Eagle Core Plus Municipal Fund into Victory First Eagle Core Plus Municipal Fund..........	82
Comparison of Current and Pro Forma Expenses........................................................................................................	82
Comparison of Investment Objective(s), Principal Investment Strategies and Principal Risks...................................	84
Fund Performance........................................................................................................................................................	87
Comparison of Portfolio Management Team ..............................................................................................................	88
Reorganization of First Eagle High Yield Municipal Completion Fund into Victory First Eagle High Yield
Municipal Completion Fund .........................................................................................................................	88
Comparison of Current and Pro Forma Expenses........................................................................................................	88
Comparison of Investment Objective(s), Principal Investment Strategies and Principal Risks...................................	90
Fund Performance........................................................................................................................................................	93
Comparison of Portfolio Management Team ..............................................................................................................	94
Reorganization of Diamond Hill Small Cap Fund into Victory Diamond Hill Small Cap Fund.................................	94
Comparison of Current and Pro Forma Expenses........................................................................................................	94
Comparison of Investment Objective(s), Principal Investment Strategies and Principal Risks...................................	96
Fund Performance........................................................................................................................................................	98
Comparison of Portfolio Management Team ..............................................................................................................	99
Reorganization of Diamond Hill Small-Mid Cap Fund into Victory Diamond Hill Small-Mid Cap Fund...............	100
Comparison of Current and Pro Forma Expenses......................................................................................................	100
Comparison of Investment Objective(s), Principal Investment Strategies and Principal Risks.................................	101
Fund Performance......................................................................................................................................................	103
Comparison of Portfolio Management Team ............................................................................................................	104
xvi
Reorganization of Diamond Hill Mid Cap Fund into Victory Diamond Hill Mid Cap Fund ....................................		105
Comparison of Current and Pro Forma Expenses......................................................................................................		105
Comparison of Investment Objective(s), Principal Investment Strategies and Principal Risks.................................		106
Fund Performance......................................................................................................................................................		108
Comparison of Portfolio Management Team ............................................................................................................		109
Reorganization of Diamond Hill Large Cap Fund into Victory Diamond Hill Large Cap Fund...............................		110
Comparison of Current and Pro Forma Expenses......................................................................................................		110
Comparison of Investment Objective(s), Principal Investment Strategies and Principal Risks.................................		111
Fund Performance......................................................................................................................................................		113
Comparison of Portfolio Management Team ............................................................................................................		114
Reorganization of Diamond Hill Select Fund into Victory Diamond Hill Select Fund	.............................................	114
Comparison of Current and Pro Forma Expenses......................................................................................................		114
Comparison of Investment Objective(s), Principal Investment Strategies and Principal Risks.................................		116
Fund Performance......................................................................................................................................................		118
Comparison of Portfolio Management Team ............................................................................................................		119
Reorganization of Diamond Hill Long-Short Fund into Victory Diamond Hill Long-Short Fund ...........................		119
Comparison of Current and Pro Forma Expenses......................................................................................................		119
Comparison of Investment Objective(s), Principal Investment Strategies and Principal Risks.................................		121
Fund Performance......................................................................................................................................................		123
Comparison of Portfolio Management Team ............................................................................................................		124
Reorganization of Diamond Hill Short Duration Income Fund into Victory Diamond Hill Short Duration Income
Fund.............................................................................................................................................................		125
Comparison of Current and Pro Forma Expenses......................................................................................................		125
Comparison of Investment Objective(s), Principal Investment Strategies and Principal Risks.................................		126
Fund Performance......................................................................................................................................................		129
Comparison of Portfolio Management Team ............................................................................................................		130
Comparison of Current and Pro Forma Expenses........................................................	Error! Bookmark not defined.
Comparison of Investment Objective(s), Principal Investment Strategies and Principal Risks.. Error! Bookmark not
defined.
xvii
Fund Performance........................................................................................................	Error! Bookmark not defined.
Comparison of Portfolio Management Team ..............................................................	Error! Bookmark not defined.
Reorganization of Diamond Hill Core Bond Fund into Victory Diamond Hill Core Bond Fund .............................	130
Comparison of Current and Pro Forma Expenses......................................................................................................	130
Comparison of Investment Objective(s), Principal Investment Strategies and Principal Risks.................................	132
Fund Performance......................................................................................................................................................	134
Comparison of Portfolio Management Team ............................................................................................................	135
Reorganization of Diamond Hill Core Plus Bond Fund into Victory Diamond Hill Core Plus Bond Fund..............	136
Comparison of Current and Pro Forma Expenses......................................................................................................	136
Comparison of Investment Objective(s), Principal Investment Strategies and Principal Risks.................................	137
Fund Performance......................................................................................................................................................	140
Comparison of Portfolio Management Team ............................................................................................................	141
Reorganization of First Eagle Mid Cap Equity ETF into Victory First Eagle Mid Cap Equity ETF ........................	141
Comparison of Current and Pro Forma Expenses......................................................................................................	141
Comparison of Investment Objective(s), Principal Investment Strategies and Principal Risks.................................	142
Fund Performance......................................................................................................................................................	144
Comparison of Portfolio Management Team ............................................................................................................	144
Reorganization of First Eagle US Equity ETF into Victory First Eagle US Equity ETF ..........................................	145
Comparison of Current and Pro Forma Expenses......................................................................................................	145
Comparison of Investment Objective(s), Principal Investment Strategies and Principal Risks.................................	146
Fund Performance......................................................................................................................................................	148
Comparison of Portfolio Management Team ............................................................................................................	148
Reorganization of First Eagle Small Cap Equity ETF into Victory First Eagle Small Cap Equity ETF ...................	149
Comparison of Current and Pro Forma Expenses......................................................................................................	149
Comparison of Investment Objective(s), Principal Investment Strategies and Principal Risks.................................	150
Fund Performance......................................................................................................................................................	152
Comparison of Portfolio Management Team ............................................................................................................	153
Reorganization of First Eagle Core Municipal ETF into Victory First Eagle Core Municipal ETF .........................	153
xviii
Comparison of Current and Pro Forma Expenses......................................................................................................	153
Comparison of Investment Objective(s), Principal Investment Strategies and Principal Risks.................................	154
Fund Performance......................................................................................................................................................	157
Comparison of Portfolio Management Team ............................................................................................................	157
Reorganization of Diamond Hill Large Cap Concentrated ETF into Victory Diamond Hill Large Cap Concentrated
ETF..............................................................................................................................................................	157
Comparison of Current and Pro Forma Expenses......................................................................................................	157
Comparison of Investment Objective(s), Principal Investment Strategies and Principal Risks.................................	159
Fund Performance......................................................................................................................................................	161
Comparison of Portfolio Management Team ............................................................................................................	162
ADDITIONAL INFORMATION ABOUT EACH REORGANIZATION AND THE PROPOSAL .......................	162
PROXY VOTING AND SHAREHOLDER MEETING INFORMATION ..............................................................	174
CAPITALIZATION AND OWNERSHIP OF FUND SHARES ..............................................................................	177
Exhibit A FORMS OF AGREEMENT AND PLAN OF REORGANIZATION .....................................................	A-1
Exhibit B COMPARISON OF FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES AND
LIMITATIONS .........................................................................................................................................................	B-1
Exhibit C PRINCIPAL RISKS.................................................................................................................................	C-1
Exhibit D ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS ...............................................	D-1
Exhibit E COMPARISON OF ORGANIZATIONAL DOCUMENTS....................................................................	E-1
Exhibit F PRINCIPAL HOLDERS ..........................................................................................................................	F-1
Exhibit G FINANCIAL HIGHLIGHTS OF THE ACQUIRED FUNDS................................................................	G-1
Exhibit H WHERE TO GET MORE INFORMATION ..........................................................................................	H-1

QUESTIONS AND ANSWERS

YOUR VOTE IS VERY IMPORTANT!

This is a brief overview of the reorganization proposed for your fund. We encourage you to read the full text of the enclosed Proxy Statement/Prospectus.

Q: Why am I being asked to vote?

On August 25, 2026, Victory Capital Holdings, Inc. (“Victory Holdings”) and First Eagle Holdings, Inc. (“First Eagle Holdings”) entered into an agreement (the “Transaction Agreement”) pursuant to which, upon the terms and subject to the conditions set forth therein, Victory Holdings will acquire First Eagle Holdings (the “Transaction”). First Eagle Holdings is the parent company of First Eagle Investment Management, LLC (“First Eagle Management”), which is the investment adviser to the Acquired Funds that are series of First Eagle Funds, First Eagle Completion Fund Trust and First Eagle ETF Trust. Diamond Hill Capital Management, LLC (“Diamond Hill Management”), a subsidiary of First Eagle Management, is the investment adviser to the Acquired Funds that are series of Diamond Hill Funds (First Eagle Management and Diamond Hill Management, together, the “Acquired Fund Advisers”). The closing of the Transaction is expected to occur in the first quarter of 2027, subject to customary closing conditions, including regulatory approvals and client consents. [Upon the closing of the Transaction, the current portfolio management teams of the Acquired Fund Advisers are expected to become employees of Victory Capital Management Inc. (“Victory Capital”), a subsidiary of Victory Holdings and the investment adviser for the Acquiring Funds, and the respective portfolio managers of the Acquired Funds are expected to be portfolio managers of the corresponding Acquiring Funds immediately following the closing of the Transaction. The fund reorganizations detailed in the enclosed materials are being proposed as part of the plans to integrate the investment advisory businesses of First Eagle and Victory Capital in connection with the Transaction.]

Mutual funds are required to seek shareholder approval for certain kinds of transactions, including the proposed Reorganizations described in this Proxy Statement/Prospectus. As a shareholder of one or more of the Acquired Funds, you are being asked to vote on the proposed Reorganization involving your Acquired Fund.

Q: What is a fund reorganization?

A fund reorganization, like the proposed Reorganizations, involves one fund (referred to in this Proxy Statement/Prospectus as the “Acquired Fund”) transferring all of its assets to another fund (referred to in this Proxy Statement/Prospectus as the “Acquiring Fund”) in exchange for shares of the Acquiring Fund and the Acquiring Fund’s assumption of the Acquired Fund’s liabilities, followed by the distribution by the Acquired Fund of such Acquiring Fund shares to the Acquired Fund shareholders, and ultimately the termination, dissolution and complete liquidation of the Acquired Fund.

Following a fund reorganization, shareholders of an Acquired Fund will be shareholders of the corresponding Acquiring Fund and will hold the same aggregate value of shares of the Acquiring Fund as they held in the Acquired Fund prior to the reorganization.

Q: Is my vote important?

Yes, absolutely! While the Board of Trustees (the “Board” and each Board member, a “Trustee”) of your Acquired Fund has carefully reviewed the proposed Reorganization for your Acquired Fund and unanimously recommends that you approve it, the proposal cannot go forward for your Acquired Fund without the approval of shareholders of your Acquired Fund. The Acquired Funds will continue to contact shareholders asking them to vote until the required number of votes has been cast and the proposal has been approved.

Q: Who manages the Acquiring Funds?

Victory Capital manages the Acquiring Funds. Victory Capital is a diversified global asset management firm with assets under management of $[●] billion and $[●] billion in total client assets as of September 30, 2026. Victory Capital serves institutional, intermediary, and individual clients through its Investment Franchises and Solutions Platform, which manage specialized investment strategies across traditional and alternative asset classes. Victory

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Capital’s differentiated approach combines the power of investment autonomy with the support of a robust, fully integrated operational and distribution platform.

Victory Capital provides specialized investment strategies to institutions, intermediaries, retirement platforms and individual investors with eight autonomous Investment Franchises and a Solutions Platform. Upon closing of the Transaction, First Eagle will be Victory Capital’s ninth autonomous Investment Franchise. The combined organization is expected to preserve First Eagle’s autonomous investment approach and existing portfolio management teams, while providing First Eagle with access to Victory Capital’s operating and distribution platform. Victory Capital offers a wide array of investment products, including actively and passively managed mutual funds, rules-based and active exchange-traded funds (“ETFs”), institutional separate accounts, variable insurance products (“VIPs”), alternative investments, private closed-end funds, and a 529 Education Savings Plan. Victory Capital’s strategies are also offered through third-party investment products, including mutual funds, third-party ETF model strategies, retail separately managed accounts (“SMAs”) and unified managed accounts (“UMAs”) through wrap account programs, Collective Investment Trusts (“CITs”), and undertakings for collective investment in transferable securities (“UCITS”). As of September 30, 2026, Victory Capital’s Franchises and Solutions Platform collectively managed a diversified set of investment strategies for a wide range of institutional and retail clients and direct investors.

Q: What is the proposed Reorganization of my Acquired Fund?

You are being asked to vote on the proposed Reorganization of each Acquired Fund of which you are a shareholder into the corresponding Acquiring Fund, as noted in the table below:

Acquired Fund	Acquiring Fund
First Eagle Global Fund, a series of First Eagle Funds	Victory First Eagle Global Fund, a series of Victory
Portfolios V

First Eagle Overseas Fund, a series of First Eagle Funds	Victory First Eagle Overseas Fund, a series of Victory
Portfolios V

First Eagle U.S. Fund, a series of First Eagle Funds	Victory First Eagle U.S. Fund, a series of Victory Portfolios
V

First Eagle Gold Fund, a series of First Eagle Funds	Victory First Eagle Gold Fund, a series of Victory Portfolios
V

First Eagle Global Balanced Fund, a series of First Eagle	Victory First Eagle Global Balanced Fund, a series of Victory
Funds	Portfolios V
First Eagle Rising Dividend Fund, a series of First Eagle	Victory First Eagle Rising Dividend Fund, a series of Victory
Funds	Portfolios V
First Eagle Small Cap Opportunity Fund, a series of First	Victory First Eagle Small Cap Opportunity Fund, a series of
Eagle Funds	Victory Portfolios V
First Eagle U.S. Smid Cap Opportunity Fund, a series of First	Victory First Eagle U.S. Smid Cap Opportunity Fund, a
Eagle Funds	series of Victory Portfolios V
First Eagle Global Real Assets Fund, a series of First Eagle	Victory First Eagle Global Real Assets Fund, a series of
Funds	Victory Portfolios V
First Eagle High Yield Municipal Fund, a series of First	Victory First Eagle High Yield Municipal Fund, a series of
Eagle Funds	Victory Portfolios V
First Eagle Short Duration High Yield Municipal Fund, a	Victory First Eagle Short Duration High Yield Municipal
series of First Eagle Funds	Fund, a series of Victory Portfolios V
First Eagle Core Plus Municipal Fund, a series of First Eagle	Victory First Eagle Core Plus Municipal Fund, a series of
Funds	Victory Portfolios V
First Eagle High Yield Municipal Completion Fund, a series	Victory First Eagle High Yield Municipal Completion Fund,
of First Eagle Completion Fund Trust	a series of Victory Portfolios V
Diamond Hill Small Cap Fund, a series of Diamond Hill	Victory Diamond Hill Small Cap Fund, a series of Victory
Funds	Portfolios V
Diamond Hill Small-Mid Cap Fund, a series of Diamond Hill	Victory Diamond Hill Small-Mid Cap Fund, a series of
Funds	Victory Portfolios V
Diamond Hill Mid Cap Fund, a series of Diamond Hill Funds	Victory Diamond Hill Mid Cap Fund, a series of Victory
Portfolios V

Diamond Hill Large Cap Fund, a series of Diamond Hill	Victory Diamond Hill Large Cap Fund, a series of Victory
Funds	Portfolios V
Diamond Hill Select Fund, a series of Diamond Hill Funds	Victory Diamond Hill Select Fund, a series of Victory
Portfolios V

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Diamond Hill Long-Short Fund, a series of Diamond Hill	Victory Diamond Hill Long-Short Fund, a series of Victory
Funds	Portfolios V
Diamond Hill Short Duration Income Fund, a series of	Victory Diamond Hill Short Duration Income Fund, a series
Diamond Hill Funds	of Victory Portfolios V
Diamond Hill Core Bond Fund, a series of Diamond Hill	Victory Diamond Hill Core Bond Fund, a series of Victory
Funds	Portfolios V
Diamond Hill Core Plus Bond Fund, a series of Diamond Hill	Victory Diamond Hill Core Plus Bond Fund, a series of
Funds	Victory Portfolios V
First Eagle Mid Cap Equity ETF, a series of First Eagle ETF	Victory First Eagle Mid Cap Equity ETF, a series of Victory
Trust	Portfolios V
First Eagle US Equity ETF, a series of First Eagle ETF Trust	Victory First Eagle US Equity ETF, a series of Victory
Portfolios V

First Eagle Small Cap Equity ETF, a series of First Eagle	Victory First Eagle Small Cap Equity ETF, a series of
ETF Trust	Victory Portfolios V
First Eagle Core Municipal ETF, a series of First Eagle ETF	Victory First Eagle Core Municipal ETF, a series of Victory
Trust	Portfolios V
Diamond Hill Large Cap Concentrated ETF, a series of	Victory Diamond Hill Large Cap Concentrated ETF, a series
Diamond Hill Funds	of Victory Portfolios V

When a Reorganization occurs, each shareholder of the applicable Acquired Fund will become a shareholder of the corresponding Acquiring Fund. Each Acquired Fund (other than First Eagle Global Real Assets Fund, as described below) will transfer all of its assets to its corresponding Acquiring Fund in exchange solely for shares of beneficial interest of the corresponding Acquiring Fund and the assumption by the Acquiring Fund of the corresponding Acquired Fund’s liabilities in complete liquidation of the Acquired Fund. The shares of the Acquiring Fund that you receive immediately following the Reorganization will have a total net asset value equal to the total net asset value of the shares you held in the corresponding Acquired Fund as of the closing date of the Reorganization, as determined pursuant to the Acquiring Funds’ valuation procedures. The valuation procedures of the Acquired Funds and the Acquiring Funds are substantially the same.

We encourage you to read the full text of the enclosed Proxy Statement/Prospectus to obtain a more detailed understanding of the matters relating to each proposed Reorganization.

Q: How will the Reorganizations benefit the Acquired Funds and their shareholders?

Victory Capital and the Acquired Fund Advisers believe the Reorganizations will benefit the Acquired Funds and their shareholders. Victory Capital and the Acquired Fund Advisers expect that the Reorganizations will offer each Acquired Fund and its shareholders, among other things:

•creation of a larger fund family that offers a broader range of equity, fixed-income, alternative and other investment options;

•the continued ability to benefit from the expertise of the same portfolio managers currently managing the Acquired Fund;

•opportunities for increased asset growth and economies of scale that, over the long-term, could result from the combined distribution capabilities of the new organization expected to result from the Transaction;

•anticipated total operating expenses for each class of shares that, on a net basis under a contractual expense limitation agreement with Victory Capital (the “Victory Expense Limitation Agreement”), are expected to be no higher than the current contractual expense limitation applicable to the corresponding class or shares of the Acquired Fund or, if there is no such contractual expense limitation, the expense ratio based on the expenses of that class or those shares for the most recent fiscal year, for at least two years following the Reorganizations; and

•the potential to spread certain fixed costs over a larger combined asset base of the Victory Funds Complex, which has the potential to result in greater economies of scale and a reduction in the per share expenses paid by shareholders of the Acquiring Funds over the longer term.

3

Q:Will there be any changes to an Acquired Fund’s investment program or portfolio management team as a result of the Reorganizations?

Except as noted below, no.

Immediately after the Reorganizations, each Acquired Fund’s current portfolio management team will manage the corresponding Acquiring Fund in accordance with the same investment objective(s), principal investment strategies and principal risks, except as noted below.

No material change in the investment program or change in the day-to-day portfolio management of the Acquired Funds is expected as a result of the Reorganizations.

Although each Acquiring Fund will have the same investment objective(s), principal investment strategies and principal risks as its corresponding Acquired Fund, except as noted below, each Acquiring Fund will adopt updated fundamental investment restrictions. The updated restrictions generally standardize the restrictions across the Acquiring Funds, permit activities to the extent allowed under the 1940 Act or applicable regulatory interpretations or relief, and do not carry forward certain legacy restrictions applicable only to specified Acquired Funds. Victory Capital does not expect these changes to materially affect the manner in which the Funds’ investment programs are conducted at the time of the Reorganizations. See Exhibit B for a comparison of the Acquired Funds’ and Acquiring Funds’ fundamental investment restrictions.

Q:Will there be any changes to the options or services associated with my shareholder account as a result of the Reorganizations?

Yes. For Acquired Funds other than ETFs, most account-level features and options, such as dividend distributions, dividend diversification, automatic investment plans and systematic withdrawals will automatically carry over from accounts in each Acquired Fund to accounts in the corresponding Acquiring Fund. The exchange privilege will continue within the corresponding predecessor fund family, subject to the existing exchange policies, but will not be available for exchanges with other Victory funds to the extent that the Acquiring Funds operate under different transfer agent platforms than the Victory funds.

The Acquired Funds that are ETFs will reorganize into corresponding ETFs. ETF shares are held through brokerage accounts and trade at market prices, which may differ from net asset value. The mutual-fund exchange privilege, automatic investment plans and systematic withdrawal arrangements described above do not apply to ETF shares.

Q:Are there any other significant differences in the management of the Acquired Funds and the Acquiring Funds?

The investment advisory services to be provided by Victory Capital to the Acquiring Funds under the Acquiring Funds’ investment advisory agreement are similar to the investment advisory services provided by the applicable Acquired Fund Adviser to the Acquired Funds under the Acquired Funds’ investment advisory agreement.

The distribution services to be provided by Victory Capital Services, Inc. to the Acquiring Funds under the Acquiring Funds' distribution agreements are similar to the distribution services provided to the Acquired Funds by FEF Distributors, LLC (First Eagle Funds and First Eagle Completion Fund Trust), Foreside Financial Services, LLC (Diamond Hill Funds), and Quasar Distributors, LLC (First Eagle ETF Trust).

The accounting, administration and legal services to be provided by Victory Capital to the Acquiring Funds under the applicable administration arrangements are similar to the accounting, administration and legal services provided to the Acquired Funds under their respective administration arrangements. For Acquired Funds that are series of First Eagle Funds, First Eagle Completion Fund Trust, First Eagle ETF Trust or Diamond Hill Funds, the custodian, third- party fund accountant, transfer agent and auditor to each corresponding Acquiring Fund will be the same as its corresponding Acquired Fund.

Exchange Traded Concepts, LLC currently serves as sub-adviser to First Eagle US Equity ETF, First Eagle Mid Cap Equity ETF and First Eagle Small Cap Equity ETF. [The sub-advisory arrangements with Exchange Traded Concepts, LLC will be terminated in connection with the Reorganizations.]

4

Q:Will there be any changes to the members of the Board overseeing my Fund as a result of the Reorganization?

The membership of the Board of the Acquiring Trust at the time of the Reorganizations is expected to be substantially similar to the membership of the Boards of the corresponding Acquired Funds.

Q: How will the Reorganizations work?

The Reorganizations provide that each Acquired Fund (other than First Eagle Global Real Assets Fund, as described below) will transfer all its assets to the corresponding Acquiring Fund in exchange for shares of the corresponding Acquiring Fund as follows (the classes in the last two columns correspond in the order listed):

Acquired Fund	Acquiring Fund	Acquired Fund Classes	Corresponding Acquiring
Fund Classes

First Eagle Global Fund	Victory First Eagle Global	Class A, Class C, Class I and	Class A, Class C, Class Y and
	Fund	Class R6	Class R6

First Eagle Overseas Fund	Victory First Eagle Overseas	Class A, Class C, Class I and	Class A, Class C, Class Y and
	Fund	Class R6	Class R6

First Eagle U.S. Fund	Victory First Eagle U.S.	Class A, Class C, Class I and	Class A, Class C, Class Y and
	Fund	Class R6	Class R6

First Eagle Gold Fund	Victory First Eagle Gold	Class A, Class C, Class I and	Class A, Class C, Class Y and
	Fund	Class R6	Class R6

First Eagle Global Balanced	Victory First Eagle Global	Class A, Class C, Class I and	Class A, Class C, Class Y and
Fund	Balanced Fund	Class R6	Class R6
First Eagle Rising Dividend	Victory First Eagle Rising	Class A, Class C, Class I and	Class A, Class C, Class Y and
Fund	Dividend Fund	Class R6	Class R6
First Eagle Small Cap	Victory First Eagle Small	Class A, Class C, Class I and	Class A, Class C, Class Y and
Opportunity Fund	Cap Opportunity Fund	Class R6	Class R6
First Eagle U.S. Smid Cap	Victory First Eagle U.S.	Class A, Class I and Class R6	Class A, Class Y and Class R6
Opportunity Fund	Smid Cap Opportunity Fund

First Eagle Global Real	Victory First Eagle Global	Class A, Class I and Class R6	Class A, Class Y and Class R6
Assets Fund	Real Assets Fund

First Eagle High Yield	Victory First Eagle High	Class A, Class C, Class I and	Class A, Class C, Class Y and
Municipal Fund	Yield Municipal Fund	Class R6	Class R6
First Eagle Short Duration	Victory First Eagle Short	Class A, Class C, Class I and	Class A, Class C, Class Y and
Duration High Yield
High Yield Municipal Fund		Class R6	Class R6
Municipal Fund

First Eagle Core Plus	Victory First Eagle Core	Class A, Class C, Class I and	Class A, Class C, Class Y and
Municipal Fund	Plus Municipal Fund	Class R6	Class R6
First Eagle High Yield	Victory First Eagle High
	Yield Municipal Completion	Shares not designated by class	Shares not designated by class
Municipal Completion Fund
Fund

Diamond Hill Small Cap	Victory Diamond Hill Small	Investor, Class I, Class Y	Class A, Class Y, Class R6
Fund	Cap Fund

Diamond Hill Small-Mid	Victory Diamond Hill Small-	Investor, Class I, Class Y	Class A, Class Y, Class R6
Cap Fund	Mid Cap Fund

Diamond Hill Mid Cap Fund	Victory Diamond Hill Mid	Investor, Class I, Class Y	Class A, Class Y, Class R6
Cap Fund

Diamond Hill Large Cap	Victory Diamond Hill Large	Investor, Class I, Class Y	Class A, Class Y, Class R6
Fund	Cap Fund

Diamond Hill Select Fund	Victory Diamond Hill Select	Investor, Class I, Class Y	Class A, Class Y, Class R6
Fund

Diamond Hill Long-Short	Victory Diamond Hill Long-	Investor, Class I, Class Y	Class A, Class Y, Class R6
Fund	Short Fund

Diamond Hill Short Duration	Victory Diamond Hill Short	Class A, Class C, Class I, Class	Class A, Class C, Class Y, Class
Income Fund	Duration Income Fund	Y	R6
Diamond Hill Core Bond	Victory Diamond Hill Core	Class A, Class C, Class I, Class	Class A, Class C, Class Y, Class
Fund	Bond Fund	Y	R6
Diamond Hill Core Plus	Victory Diamond Hill Core	Investor, Class I, Class Y	Class A, Class Y, Class R6
Bond Fund	Plus Bond Fund

5

Acquired Fund	Acquiring Fund	Acquired Fund Classes	Corresponding Acquiring
Fund Classes

First Eagle Mid Cap Equity	Victory First Eagle Mid Cap	ETF shares	ETF shares
ETF	Equity ETF

First Eagle US Equity ETF	Victory First Eagle US	ETF shares	ETF shares
Equity ETF

First Eagle Small Cap Equity	Victory First Eagle Small	ETF shares	ETF shares
ETF	Cap Equity ETF

First Eagle Core Municipal	Victory First Eagle Core	ETF shares	ETF shares
ETF	Municipal ETF

Diamond Hill Large Cap	Victory Diamond Hill Large	ETF shares	ETF shares
Concentrated ETF	Cap Concentrated ETF

Each Acquiring Fund will assume all of the liabilities of the Acquired Fund. Under the Reorganizations, each Acquired Fund will distribute the Acquiring Fund shares pro rata to its shareholders in cancellation of such shareholders’ proportional interests in the Acquired Fund. Each Acquired Fund other than First Eagle Global Real Assets Fund, as described below, will then terminate, dissolve and completely liquidate.

First Eagle Mutual Fund Shares

Class A Shares

Class A shareholders of an Acquired Fund will become Class A shareholders of the corresponding Acquiring Fund. Class A shares of the Acquired Funds and Class A shares of the Acquiring Funds have the characteristics shown below. The Acquiring Funds' standard sales-charge schedules differ from the Acquired Funds' schedules, subject to the sales-charge arrangements described below:

No sales charges will be imposed solely as a result of the Reorganizations. The Acquiring Fund sales-charge schedules described below apply to purchases after the Reorganizations, subject to applicable reductions and waivers.

Acquired Fund Class A
Sales Charge	Up to 5.00% for the non-municipal
Funds and up to 2.50% for the
municipal Funds
Contingent Deferred Sales	A 1.00% CDSC may apply to
Charge (“CDSC”)	certain large purchases made
without an initial sales charge that
are redeemed within 18 months of
purchase

Distribution and service (12b-	0.25% of average daily net assets
1) fees	Generally, $2,500 minimum initial
Eligibility Requirements
investment, subject to the
breakpoint, waiver and eligibility
provisions in the current prospectus

See Exhibit D for more information about Acquiring Fund Class A shares.

Acquiring Fund Class A

Up to [	]% for the non-
municipal Funds and up to [			]%
for the municipal Funds
A [	]% CDSC may apply to
purchases of at least $[		] (non-
municipal Funds) or $[		]

(municipal Funds) made without an initial sales charge and redeemed within 18 months

0.25% of average daily net assets

Generally, $2,500 minimum initial investment, subject to the breakpoint, waiver and eligibility provisions in the current prospectus

6

Class C Shares

Class C shares of the Acquired Funds and Class C shares of the corresponding Acquiring Funds have similar characteristics and are the same in the respects shown below:

Acquired Fund Class C
Sales Charge	None
A 1.00% CDSC generally applies if
Contingent Deferred Sales
Charge (“CDSC”)	you sell your shares within one
year of purchase
Distribution and service (12b-	1.00% of average daily net assets
1) fees	Generally, $2,500 minimum initial
Eligibility Requirements
investment. Class C shares are not
offered by First Eagle U.S. Smid
Cap Opportunity Fund, First Eagle
Global Real Assets Fund or First
Eagle High Yield Municipal
Completion Fund, or by their
corresponding Acquiring Funds.

See Exhibit D for more information about Acquiring Fund Class C shares.

Class I Shares / Acquiring Fund Class Y Shares

Acquiring Fund Class C
None
A [	]% CDSC generally applies
if you sell your shares within one

year of purchase

1.00% of average daily net assets

Generally, $2,500 minimum initial investment. Class C shares are not offered by Victory First Eagle U.S. Smid Cap Opportunity Fund, Victory First Eagle Global Real Assets Fund or Victory First Eagle High Yield Municipal Completion Fund.

Class I shareholders of an Acquired Fund will become Class Y shareholders of the corresponding Acquiring Fund. These shares have similar characteristics and are the same in the respects shown below:

Acquired Fund Class I
Sales Charge	None
None
Contingent Deferred Sales
Charge (“CDSC”)
Distribution and service (12b-	None
1) fees	Generally, $1,000,000 minimum
Eligibility Requirements
initial investment, subject to the

eligibility provisions in the current prospectus

Acquiring Fund Class Y

None

None

None

Generally, $1,000,000 minimum initial investment, subject to the eligibility provisions in the current prospectus

See Exhibit D for more information about Acquiring Fund Class Y shares.

Class R6 Shares

Class R6 shares of the Acquired Funds and Class R6 shares of the corresponding Acquiring Funds have similar characteristics and are the same in the respects shown below:

	Acquired Fund Class R6	Acquiring Fund Class R6
Sales Charge	None	None

Contingent Deferred Sales	None	None
Charge (“CDSC”)

7

Acquired Fund Class R6
Distribution and service (12b-	None
1) fees	No minimum initial investment,
Eligibility Requirements
subject to the eligibility provisions
in the current prospectus

Acquiring Fund Class R6

None

No minimum initial investment, subject to the eligibility provisions in the current prospectus

See Exhibit D for more information about Acquiring Fund Class R6 shares.

Shares Not Designated by Class

Holders of shares of the First Eagle High Yield Municipal Completion Fund, which does not designate its shares by class, will receive shares of the corresponding Acquiring Fund that likewise are not designated by class. The Acquired Fund shares and Acquiring Fund shares have similar characteristics and are the same in the respects shown below:

Acquired Fund Shares
Sales Charge	None
None
Contingent Deferred Sales
Charge (“CDSC”)
Distribution and service (12b-	None
1) fees	Available only by or on behalf of
Eligibility Requirements
eligible separately managed
account clients

Acquiring Fund Shares

None

None

None

Available only by or on behalf of eligible separately managed account clients

Management Fee and Other	No management fee; current Other	No management fee; current Other
Expenses	Expenses and net annual operating	Expenses and net annual operating
	expenses are 0.35%	expenses are 0.35%

See Exhibit D for more information about the shares of the First Eagle High Yield Municipal Completion Fund and the corresponding Acquiring Fund.

Diamond Hill Mutual Fund Shares

Shareholders of each Diamond Hill mutual fund will receive shares of the corresponding Acquiring Fund as indicated in the table above: Investor shares will be exchanged for Class A shares, Class I shares for Class Y shares, and Class Y shares for Class R6 shares. Where offered, Class A and Class C shares will be exchanged for Class A and Class C shares, respectively. Diamond Hill Short Duration Securitized Bond Fund became Diamond Hill Short Duration Income Fund on October 30, 2026. Its October 30, 2026 prospectus reflects the revised strategy and includes Arthur Cheng as a portfolio manager. The Class A redesignations and new Class C shares for that Fund and Diamond Hill Core Bond Fund took effect on October 30, 2026. Historical information retains the names and class designations used for the periods shown.

See Exhibit D for more information about Diamond Hill mutual fund shares.

Investor Shares / Acquiring Fund Class A Shares

	Acquired Fund Investor	Acquiring Fund Class A
Sales Charge	None	Up to [	]% for equity Funds
		and up to [	]% for fixed-
income Funds on purchases

8

Contingent Deferred Sales	Acquired Fund Investor
None
Charge (CDSC)
Distribution (12b-1) fees	0.25% of average daily net assets
Minimum Initial Investment	$2,500, subject to applicable
Class A Shares	prospectus exceptions

Acquired Fund Class A
Sales Charge	Up to 2.50% for Short Duration;
up to 3.75% for Core Bond. No
initial sales charge for purchases of
at least $250,000 for Short
Duration or $1,000,000 for Core
Contingent Deferred Sales	Bond
1.00% on certain no-load
Charge (CDSC)	purchases redeemed within 18
months
Distribution (12b-1) fees	0.25% of average daily net assets
Minimum Initial Investment	$2,500, subject to applicable
Class C Shares	prospectus exceptions

Sales Charge	Acquired Fund Class C
None
Contingent Deferred Sales	1.00% on certain redemptions
Charge (CDSC)	within 13 months following
Distribution (12b-1) fees	purchase
1.00% of average daily net assets
Minimum Initial Investment	$2,500, subject to applicable
prospectus exceptions
Class I Shares / Acquiring Fund Class Y Shares
Sales Charge	Acquired Fund Class I
None
Contingent Deferred Sales	None
Charge (CDSC)
Distribution (12b-1) fees	None
Minimum Initial Investment	$2,500, subject to applicable
prospectus exceptions
Class Y Shares / Acquiring Fund Class R6 Shares
Sales Charge	Acquired Fund Class Y
None
Contingent Deferred Sales	None
Charge (CDSC)
Distribution (12b-1) fees	None
Minimum Initial Investment	$500,000, subject to applicable
prospectus exceptions

9

Acquiring Fund Class A

A [	]% CDSC may apply to
purchases of at least $[	]
(equity Funds) or $[	] (fixed-

income Funds) made without an initial sales charge and redeemed within 18 months

0.25% of average daily net assets $2,500, subject to applicable prospectus exceptions

Acquiring Fund Class A

Up to [ ]% for both Funds. No

initial sales charge for purchases of

at least $[	]
[	]% on certain purchases of at
least $[	] made without an

initial sales charge and redeemed within 18 months

0.25% of average daily net assets $2,500, subject to applicable prospectus exceptions

Acquiring Fund Class C
None
[	]% on purchases redeemed

within 12 months following purchase

1.00% of average daily net assets $2,500, subject to applicable prospectus exceptions

Acquiring Fund Class Y

None

None

None

[ ]

Acquiring Fund Class R6

None

None

None

[ ]

First Eagle and Diamond Hill ETF Shares

Holders of shares of each Acquired Fund that is an ETF will receive shares of the corresponding Acquiring Fund that is an ETF. Each ETF is a separate Fund series, not an ETF share class of a mutual fund.

	Acquired Fund ETF Shares	Acquiring Fund ETF Shares
Sales Charge	None; brokerage commissions and	None; brokerage commissions and
	other intermediary charges may	other intermediary charges may
	apply.	apply.
Contingent Deferred Sales	None	None
Charge (“CDSC”)
Distribution and service (12b-1)	0.00% for each ETF. Only First	0.00% for each ETF immediately
fees	Eagle Small Cap Equity ETF and	following the Reorganizations;
	First Eagle Core Municipal ETF	dormant plans with a proposed
	have dormant plans. See below.	0.25% annual maximum. See
below.
Purchase and Sale	Shares trade through brokers at	Same ETF structure; listing,
	market prices; direct creations and	Creation Unit sizes and operational
	redemptions occur in Creation	arrangements: [●].

Units through authorized participants.

First Eagle Small Cap Equity ETF and First Eagle Core Municipal ETF each have a dormant Rule 12b-1 plan providing for distribution-related fees at an annual rate of up to 0.25% of average daily net assets. Neither Fund currently pays these fees. First Eagle US Equity ETF, First Eagle Mid Cap Equity ETF and Diamond Hill Large Cap Concentrated ETF do not currently have Rule 12b-1 plans and do not pay Rule 12b-1 fees. Thus, the actual Rule 12b-1 fee for each of the five Acquired ETFs is 0.00%.

[Each of Victory First Eagle Mid Cap Equity ETF, Victory First Eagle US Equity ETF, Victory First Eagle Small Cap Equity ETF, Victory First Eagle Core Municipal ETF and Victory Diamond Hill Large Cap Concentrated ETF will have a dormant Rule 12b-1 plan authorizing annual fees of up to 0.25% of average daily net assets. No fees will be payable under these plans immediately following the Reorganizations, and there are no current plans to impose them. Accordingly, each Acquiring ETF’s actual Rule 12b-1 fee will be 0.00%. The Acquired Trust Board will consider the proposed plans as part of its review of the Reorganizations. That consideration is distinct from adoption of the plans by the Acquiring Trust. The plans will be approved by the Board of Victory Portfolios V, including the required independent Trustees, and adopted before any public offering or sale of shares to persons outside the categories permitted by Rule 12b-1(b)(1). Approval by the initial shareholder will also be obtained to the extent required. Acquired Fund shareholders are not being asked to approve the plans in a separate proposal at the Meeting.]

[Expense Limitation Arrangements

For at least two years following the Reorganizations, Victory Capital has agreed to limit the operating expenses associated with investing in each class of shares of an Acquiring Fund (or, where shares are not designated by class, such shares) to a level that is no higher than the current contractual expense limitation applicable to the corresponding class or shares of the Acquired Fund or, if there is no such contractual expense limitation, the expense ratio based on the expenses of that class or those shares for the most recent fiscal year. An Acquiring Fund may experience higher net operating expenses if the Victory Expense Limitation Agreement is not continued after that two-year period.]

Q: Are there direct costs or tax consequences associated with the Reorganizations?

No Reorganization costs will be charged to the Funds or their shareholders. All of the costs and expenses associated with the Reorganizations, including fees and expenses of independent counsel to the Independent Trustees, will be borne by Victory Capital and First Eagle Management and not by the shareholders of the Acquired Funds and the Acquiring Funds. Each Reorganization is expected to be a “reorganization” for U.S. federal income tax purposes. Accordingly, it is generally expected that each Acquired Fund and its shareholders will not recognize gain or loss as

10

a direct result of a Reorganization, as described in more detail in the section entitled “Material U.S. Federal Income Tax Consequences of the Reorganizations.”

First Eagle Global Real Assets Fund owns a security that may be restricted as to transfer due to sanctions imposed by the U.S. Department of the Treasury’s Office of Foreign Assets Control (OFAC) (the “Residual Restricted Securities”). First Eagle Global Real Assets Fund is expected to engage in alternative transaction steps that are intended to allow for the Reorganization of First Eagle Global Real Assets Fund to be completed in compliance with the sanctions. The Reorganization will be effected through a series of transaction steps designed to comply with the OFAC sanctions. As a result of these transaction steps, the sole assets of First Eagle Global Real Assets Fund will be the Residual Restricted Securities, and First Eagle Global Real Assets Fund will become a wholly-owned subsidiary of Victory First Eagle Global Real Assets Fund. First Eagle Global Real Assets Fund will elect to become a “disregarded entity” for federal tax law as of the day after the closing of the Reorganization. The Reorganization is nevertheless expected to be a “reorganization” for U.S. federal income tax purposes.

You are urged to consult with your tax advisor concerning the tax consequences of the Reorganizations.

Each Reorganization is subject to a condition that the Acquired Fund and the corresponding Acquiring Fund will each receive an opinion of counsel that the Reorganization will qualify as a “reorganization” for U.S. federal income tax purposes, and neither the Acquiring Fund nor the Acquired Fund can waive this condition.

Q: If approved, when will the Reorganizations happen?

The Reorganizations will take place as soon as practicable following shareholder approval of each Reorganization, subject to satisfaction of customary closing conditions, including that the Transaction proceeds to close. The closing of the Transaction is also subject to customary closing conditions, including regulatory approvals and the consent of clients (including the Acquired Funds). The Transaction is expected to be completed in the first quarter of 2027, and the Reorganizations are proposed to close generally concurrently with the close of the Transaction.

Q: What will happen if a Reorganization is not approved?

Approval and closing of one Reorganization is not conditioned upon the approval and closing of any other Reorganization, but the closing of each Reorganization is conditioned upon closing of the Transaction. Since the Transaction is conditioned upon, among other things, obtaining the consent of clients (including the Acquired Funds) representing an agreed percentage of First Eagle Management’s revenues, even if an Acquired Fund’s shareholders approve a Reorganization, the Transaction may not close if other clients do not consent or other conditions are not met. While Victory Holdings has received sufficient approval of the Transaction from Victory Holdings shareholders, if the Transaction does not close, none of the Reorganizations will take place and the Acquired Funds will continue to operate with the applicable Acquired Fund Adviser as their investment adviser.

In the event that shareholders of an Acquired Fund have not approved the Reorganization with respect to the Acquired Fund at the time of the closing of the Transaction, the Acquired Fund may enter into an interim advisory agreement with Victory Capital for a period not to exceed the period permitted under applicable law. [Approval of the Reorganization for a particular Acquired Fund before the end of the permitted interim period will also be deemed to constitute approval of a new investment advisory agreement with Victory Capital for that Acquired Fund and approval of the release to Victory Capital of the advisory fees held in escrow under the interim advisory agreement, together with any interest earned.] If shareholders of an Acquired Fund do not approve the Reorganization with respect to the Acquired Fund before the end of the permitted interim period, the Board of such Acquired Fund will consider what further action to take consistent with its fiduciary duties to the Acquired Fund (including engaging another adviser or liquidating the Fund), and Victory Capital will be paid the lesser of its costs incurred in performing services under the interim advisory agreement or the total amount of the escrow account, plus interest earned.

Q: How does my Board recommend that I vote?

After careful consideration, your Board unanimously recommends that you vote FOR the Reorganization of your Acquired Fund.

11

For a summary of your Board’s considerations in evaluating the Reorganizations, please see the accompanying Proxy Statement/Prospectus.

Q: How can I vote?

You can vote in one of four ways:

•By telephone (call the toll free number listed on your proxy card)

•By Internet (log on to the Internet site listed on your proxy card)

•By mail (using the enclosed postage prepaid envelope)

•In person at the shareholder meeting scheduled to occur at the offices of [●] on [●], 2027

The deadline for voting by telephone or Internet is close of business on the date immediately before the Meeting. We encourage you to vote as soon as possible to avoid the cost of additional solicitation efforts. Please refer to the enclosed proxy card for instructions for voting by telephone, Internet or mail.

Q: Whom should I call if I have questions?

If you have questions about the proposal described in the Proxy Statement/Prospectus or about voting procedures, please call the Acquired Funds’ proxy solicitor, [●] toll free at [●]. You may obtain a copy of each Acquired Fund’s annual report for its most recent fiscal year end, without charge. Please direct any such requests [●], by telephone to [●], by writing to First Eagle Management at [●] or by visiting [●].

12

SUMMARY OF REORGANIZATION PROPOSAL

This Proxy Statement/Prospectus is being used by each Acquired Fund to solicit proxies to vote at the Meeting. Shareholders of each Acquired Fund will consider a proposal to approve the Plan of Reorganization providing for the Reorganization, pursuant to which their Acquired Fund will be reorganized into the corresponding Acquiring Fund. The forms of the Plans of Reorganization are included as Exhibits A-1 and A-2. References to the "Plan of Reorganization" mean the applicable Plan for an Acquired Fund.

The following is a summary. More complete information appears later in this Proxy Statement/Prospectus. You should carefully read the entire Proxy Statement/Prospectus and the exhibits because they contain details that are not included in this summary.

How Each Reorganization Will Work

With respect to each Acquired Fund, if the Reorganization is approved by the Acquired Fund’s shareholders and all other closing conditions have been satisfied:

•Except for First Eagle Global Real Assets Fund, as described below, the Acquired Fund will transfer all of its assets to the corresponding Acquiring Fund in exchange for shares of the corresponding Acquiring Fund (the “Reorganization Shares”) and the assumption by the corresponding Acquiring Fund of all of the Acquired Fund’s liabilities.

•The Acquiring Fund will issue Reorganization Shares with an aggregate net asset value equal to the aggregate value of the assets that it receives from the corresponding Acquired Fund, less the liabilities it assumes from the corresponding Acquired Fund. The shares of the Acquiring Fund that you receive immediately following the Reorganization will have a total net asset value equal to the total net asset value of the shares you held in the corresponding Acquired Fund as of the closing date of the Reorganization, as determined pursuant to the Acquiring Funds’ valuation procedures. The valuation procedures of the Acquired Funds and the Acquiring Funds are substantially the same. Each Acquired Fund other than First Eagle Global Real Assets Fund will then terminate, dissolve and completely liquidate. Assets held by each Acquired Fund for which no market quotation is readily available will be fair valued in good faith in a manner consistent with the Acquiring Fund’s valuation procedures at the time of the Reorganization.

•No sales charges (including CDSC) will be imposed solely as a result of the Reorganizations. Purchases after the Reorganizations will be subject to the applicable Acquiring Fund sales-charge schedule, including available reductions and waivers.

•All of the costs and expenses associated with the Reorganizations will be borne by Victory Capital and First Eagle Management and not by the shareholders of the Funds.

•Each Reorganization is expected to be a “reorganization” for U.S. federal income tax purposes. Accordingly, it is generally expected that each Acquired Fund and its shareholders will not recognize gain or loss as a direct result of a Reorganization, as described in more detail in the section entitled “Material U.S. Federal Income Tax Consequences of the Reorganizations.” You are urged to consult with your tax advisor concerning the tax consequences of the Reorganizations.

•After the Reorganization is completed, the Acquired Fund’s shareholders will be shareholders of the corresponding Acquiring Fund, and the Acquired Fund will be dissolved or, in the case of First Eagle Global Real Assets Fund, will become a wholly owned subsidiary of the corresponding Acquiring Fund.

Comparison of Acquired Funds and Acquiring Funds

•Each Acquiring Fund will have the same investment objective(s), principal investment strategies and principal risks as the corresponding Acquired Fund, except as noted below. Each Acquiring Fund will, however, adopt updated fundamental investment restrictions that differ from the current restrictions of the corresponding Acquired Fund, as described in Exhibit B. The updated restrictions are not expected to materially affect the manner in which the Funds’ investment programs are conducted at the time of the Reorganizations.

13

•Each class of shares of an Acquired Fund will be exchanged for the corresponding class of the Acquiring Fund shown under “Questions and Answers—How will the Reorganizations work?” Class I shares of the First Eagle and Diamond Hill mutual funds will be exchanged for Class Y shares; Diamond Hill Investor shares will be exchanged for Class A shares; and Diamond Hill Class Y shares will be exchanged for Class R6 shares. Other class designations will be unchanged. Where an Acquired Fund's shares are not designated by class, such shares will be exchanged for shares of the corresponding Acquiring Fund that likewise are not designated by class. Rule 12b-1 fees actually charged will be unchanged for corresponding classes. Sales-charge differences and other share-class terms are described in the share-class comparisons and Exhibit D. The ETF Rule 12b-1 plan differences are described under “Questions and Answers—How will the Reorganizations work?—First Eagle and Diamond Hill ETF Shares.”

•The Acquired Funds and the Acquiring Funds have similar policies for buying and selling shares and similar exchange rights.

•The Acquired Funds and the Acquiring Funds have similar policies with respect to dividends and distributions.

•With respect to each Acquiring Fund, the advisory fee will be identical to the advisory fee applicable to the corresponding Acquired Fund.

Class A shares – Rule 12b-1 Fees

•Where offered, Class A shares of both the Acquired Funds and Acquiring Funds are subject to distribution and service (Rule 12b-1) fees calculated at an annual rate of 0.25% of a Fund’s average daily net assets attributable to its Class A shares.

Class C shares – Rule 12b-1 Fees

•Where offered, Class C shares of both the Acquired Funds and Acquiring Funds are subject to distribution and service (Rule 12b-1) fees calculated at a combined annual rate of 1.00% of a Fund’s average daily net assets attributable to its Class C shares.

Because distribution and/or shareholder servicing (Rule 12b-1) fees are paid out of the applicable share class’s assets on an on-going basis, over time these fees will increase the cost of an investment and may cost a holder of such shares more than paying other types of sales charges.

Acquired Fund Class I shares / Acquiring Fund Class Y shares – Rule 12b-1 Fees

•Class I shares of the Acquired Funds and the corresponding Class Y shares of the Acquiring Funds do not pay any distribution or shareholder servicing (Rule 12b-1) fees.

Class R6 shares – Rule 12b-1 Fees

•Where offered, Class R6 shares of both the Acquired Funds and Acquiring Funds do not pay any distribution or shareholder servicing (Rule 12b-1) fees.

Acquired Fund Investor shares / Acquiring Fund Class A shares – Rule 12b-1 Fees

•Investor shares of the Diamond Hill mutual funds and the corresponding Class A shares of the Acquiring Funds are subject to distribution (Rule 12b-1) fees calculated at an annual rate of 0.25% of the applicable Fund's average daily net assets attributable to the relevant class.

Acquired Fund Class Y shares / Acquiring Fund Class R6 shares – Rule 12b-1 Fees

•Class Y shares of the Diamond Hill mutual funds and the corresponding Class R6 shares of the Acquiring Funds do not pay any distribution or shareholder servicing (Rule 12b-1) fees.

Shares not designated by class – Rule 12b-1 Fees

14

•Shares of both the First Eagle High Yield Municipal Completion Fund and the corresponding Acquiring Fund are not designated by class and do not pay any distribution or shareholder servicing (Rule 12b-1) fees.

•First Eagle Small Cap Equity ETF and First Eagle Core Municipal ETF have dormant Rule 12b-1 plans with a 0.25% annual maximum. First Eagle US Equity ETF, First Eagle Mid Cap Equity ETF and Diamond Hill Large Cap Concentrated ETF have no Rule 12b-1 plans. All five Acquired ETFs currently pay 0.00%. [Each corresponding Acquiring ETF will have a dormant plan with a 0.25% annual maximum but will pay 0.00% immediately following the Reorganizations.]

[Expense Limitations for Acquiring Fund Classes

•Contractual fees and expenses relating to the operations of the Acquiring Funds, such as custody costs, are expected to be substantially similar as those applicable to the operations of the Acquired Funds. Other categories of fees and expenses, such as blue-sky registration costs, brokerage commissions and audit expenses, are not expected to differ materially between the Acquiring Funds and Acquired Funds. Victory Capital has informed the Board of each of the Acquired Funds that it will look for opportunities to achieve economies of scale through consolidation of the service providers to the Acquiring Funds and the other mutual funds managed by Victory Capital.

•For at least two years following the Reorganizations, Victory Capital has contractually agreed to limit expenses and/or waive fees associated with investing in each class of shares of each Acquiring Fund (or, where shares are not designated by class, such shares) so that, for at least a two-year period following the Reorganizations, the net expenses of such class or shares will not exceed the current contractual expense limitation applicable to the corresponding class or shares of the Acquired Fund or, if there is no such contractual expense limitation, the expense ratio based on the expenses of that class or those shares for the most recent fiscal year. Following that two-year period, an Acquiring Fund’s total net expenses may increase if the Victory Expense Limitation Agreement is not renewed or if a Board approves different arrangements with service providers. Under the terms of the Victory Expense Limitation Agreement, Victory Capital may recoup waived advisory fees and reimbursed expenses with respect to the Acquiring Fund for up to three years after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.]

U.S. Federal Income Tax Consequences

Each Reorganization is expected to be a “reorganization” for U.S. federal income tax purposes and will not take place unless the Acquired Fund and the corresponding Acquiring Fund receive an opinion from Sidley Austin LLP substantially to that effect, as described in more detail in the section entitled “Material U.S. Federal Income Tax Consequences of the Reorganizations.” Accordingly, no gain or loss is generally expected to be recognized by the Acquired Fund or its shareholders as a direct result of its Reorganization. An opinion of counsel is not binding on the Internal Revenue Service (the “IRS”) or any court and thus does not preclude the IRS from asserting, or a court from rendering, a contrary position.

First Eagle Global Real Assets Fund owns Residual Restricted Securities. First Eagle Global Real Assets Fund is expected to engage in alternative transaction steps that are intended to allow for its Reorganization to be completed in compliance with the OFAC sanctions. The Reorganization effectuated under these alternative transaction steps is nevertheless expected to be a “reorganization” for U.S. federal income tax purposes.

At any time prior to a Reorganization, a shareholder may redeem shares of an Acquired Fund. Any such redemption is expected to be a taxable transaction to shareholders (other than shareholders in tax-deferred arrangements), with such a shareholder recognizing taxable gain or loss equal to the difference between the tax basis in its Acquired Fund shares and the amount of cash or the value of other property received.

For more information about the U.S. federal income tax consequences of the Reorganizations, see the section entitled “Material U.S. Federal Income Tax Consequences of the Reorganizations.”

15

COMPARISON OF ACQUIRED FUNDS AND ACQUIRING FUNDS — ALL REORGANIZATIONS

Fees and Expenses. Set forth below is a comparison of each Acquired Fund’s and each Acquiring Fund’s fees and expenses. The tables below describe the fees and expenses that you may pay if you buy, hold and sell shares of an Acquired Fund or the corresponding Acquiring Fund. Generally, the information shown is based on the most recent fiscal year end of each Acquired Fund, adjusted to reflect material changes in current arrangements (or, in the case of the Acquiring Funds, on a pro forma basis), as if each Reorganization had been consummated the prior year. For each Acquiring Fund, only pro forma information is provided since each Acquiring Fund will not commence operations until its Reorganization is completed. Pro forma information reflects estimated expenses that the Acquiring Fund would expect to bear in the current fiscal year had the Reorganization occurred, which may differ from the “Other Expenses” of the Acquired Fund. Actual expenses for an Acquiring Fund may differ from those shown. The Acquiring Fund shareholder fee tables reflect the sales charges applicable to purchases after the Reorganizations, subject to available reductions and waivers. No sales charges will be imposed solely as a result of the Reorganizations. The operating expense limitations do not limit sales charges paid directly by shareholders.

[The fees and expenses shown below reflect the application of any contractual expense limitation agreement in place for a Fund. As previously noted, pursuant to the Victory Expense Limitation Agreement, Victory Capital has contractually agreed to limit expenses and/or waive fees for each Acquiring Fund so that, for at least a two-year period following the Reorganization, the Acquiring Fund’s total net expenses will not exceed the current contractual expense limitation applicable to the corresponding class or shares of the Acquired Fund or, if there is no such contractual expense limitation, the expense ratio based on the expenses of that class or those shares for the most recent fiscal year. If a Victory Expense Limitation Agreement is not renewed after that two-year period on the same terms, the applicable Acquiring Fund may experience higher net operating expenses.

Under the terms of the Victory Expense Limitation Agreement, Victory Capital may recoup waived advisory fees and reimbursed expenses with respect to the Acquiring Funds for up to three years after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Any recoupment will not cause an Acquiring Fund to exceed any operating expense limit in effect at the time of the recoupment. Any such recoupment could reduce the expense savings otherwise available to shareholders during the recoupment period.]

All of the costs and expenses associated with the Reorganizations will be borne by Victory Capital and First Eagle Management and not by the shareholders of the Funds.

Investment Objective(s), Principal Investment Strategies, Principal Risks, Management Team, and Performance. Also set forth below, for each Reorganization, is a comparison of the Acquired Fund’s and the corresponding Acquiring Fund’s investment objective(s), principal investment strategies, and principal risks, as well as information about the Fund’s portfolio management team. The following information is applicable to each of the Reorganizations:

•First Eagle Management is the investment adviser to the Acquired Funds that are series of First Eagle Funds, First Eagle Completion Fund Trust and First Eagle ETF Trust; Diamond Hill Management is the investment adviser to the Acquired Funds that are series of Diamond Hill Funds; Victory Capital is the investment adviser to the Acquiring Funds.

•Each Acquiring Fund will have the same investment objective(s) and principal investment strategies as the corresponding Acquired Fund, except as noted below.

•Each Acquiring Fund will have the same principal risks as the corresponding Acquired Fund. The Acquiring Funds will, however, have updated fundamental investment restrictions that differ from those of the corresponding Acquired Funds, as described in Exhibit B.

•Each Acquiring Fund will have the same portfolio management teams as the corresponding Acquired Fund.

•For a discussion of each Acquired Fund’s performance, see the most recent shareholder reports of the Acquired Funds. Past performance is no guarantee of future results. Because the Acquiring Funds have not commenced operations prior to the date of this Proxy Statement/Prospectus, no performance information is available. Since the Acquired Funds will be considered the accounting survivors of the Reorganizations,

16

each Acquiring Fund is expected to assume the performance history of its corresponding Acquired Fund at the closing of its respective Reorganization, with each class's history corresponding to the class mapping described above. The historical Acquired Fund information retains the class names and sales-charge treatment applicable to the periods shown; it has not been restated for the Acquiring Funds' new-purchase sales charges.

As used herein, “Fund” refers to both Acquired Funds and corresponding Acquiring Funds.

Reorganization of First Eagle Global Fund into Victory First Eagle Global Fund

Comparison of Current and Pro Forma Expenses

Shareholder Fees (fees paid directly from your investment)

First Eagle Global Fund (Current)(Acquired Fund)

		Class A		Class C	Class I	Class R6
Maximum sales charge (load) when you buy		5.00%		None	None	None
shares (as a percentage of offering price)

Maximum deferred sales charge (load) (as a
percentage of the lesser of your purchase or		1.00%*		1.00%	None	None
redemption price)
Victory First Eagle Global Fund (Pro	Forma)(Acquiring Fund)

		Class A		Class C	Class Y	Class R6
Maximum sales charge (load) when you buy	[	]%		None	None	None
shares (as a percentage of offering price)
Maximum deferred sales charge (load) (as a	[	]%*	[	]%	None	None
percentage of the lesser of your purchase or
redemption price)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

First Eagle Global Fund (Current)(Acquired Fund)

	Class A	Class C	Class I	Class R6

Management Fees	0.75%	0.75%	0.75%	0.75%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None

Other Expenses	0.10%	0.10%	0.11%	0.03%
Total Annual Fund Operating Expenses	1.10%	1.85%	0.86%	0.78%

Fee Waiver/Expense Reimbursement	None	None	None	None

Total Annual Fund Operating Expenses After	1.10%	1.85%	0.86%	0.78%
Fee Waiver and/or Expense Reimbursement

Victory First Eagle Global Fund (Pro	Forma)(Acquiring Fund)
	Class A	Class C	Class Y	Class R6
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None

Other Expenses(1)	[●]	[●]	[●]	[●]
Total Annual Fund Operating Expenses	[●]	[●]	[●]	[●]
Fee Waiver/Expense Reimbursement(2)	[●]	[●]	[●]	[●]
Total Annual Fund Operating Expenses After	[1.10%]	[1.85%]	[0.86%]	[0.78%]
Fee Waiver and/or Expense Reimbursement(2)

17

*For the Acquired Fund, a contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge. For Acquired Fund Class C shares, a 1.00%

CDSC generally applies if shares are sold within one year of purchase. For the Acquiring Fund, a CDSC of [		]% may apply to
purchases of $[	] or more made without an initial sales charge and redeemed within 18 months of purchase. For Acquiring Fund
Class C shares, a [	]% CDSC applies to purchases redeemed within 12 months.

(1)Estimated for the current fiscal year, as the Acquiring Fund has not yet commenced investment operations.

(2)[Victory Capital, the Acquiring Fund’s investment adviser, has contractually agreed to waive its management fee and/or reimburse expenses for at least two years following the closing of the Reorganization so that the total annual fund operating expenses of each class of shares (or, where shares are not designated by class, such shares) (excluding certain items such as interest, taxes, brokerage commissions, and acquired fund fees and expenses) do not exceed the current contractual expense limitation applicable to the corresponding class or shares of the Acquired Fund or, if there is no such contractual expense limitation, the expense ratio based on the expenses of that class or those shares for the most recent fiscal year. The contractual limits may be different at the time of the closing of the Reorganization. Victory Capital is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Acquiring Fund’s Board of Trustees.]

Expense examples: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the Fund’s total annual operating expenses remain the same except that any contractual expense limitation is reflected only for its applicable term, including the proposed two- year limitation for the Acquiring Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own shares	1	3	5	10
First Eagle Global Fund (Current) (Acquired Fund) —	$607	$832	$1,076	$1,773
Class A — Sold or Held

First Eagle Global Fund (Current) (Acquired Fund) —	$288	$582	$1,001	$2,169
Class C — Sold

First Eagle Global Fund (Current) (Acquired Fund) —	$188	$582	$1,001	$2,169
Class C — Held

First Eagle Global Fund (Current) (Acquired Fund) —	$88	$274	$477	$1,061
Class I — Sold or Held

First Eagle Global Fund (Current) (Acquired Fund) —	$80	$249	$433	$966
Class R6 — Sold or Held

Victory First Eagle Global Fund (Pro Forma) (Acquiring	[●]	[●]	[●]	[●]
Fund) — Class A — Sold or Held
Victory First Eagle Global Fund (Pro Forma) (Acquiring	[●]	[●]	[●]	[●]
Fund) — Class C — Sold
Victory First Eagle Global Fund (Pro Forma) (Acquiring	[●]	[●]	[●]	[●]
Fund) — Class C — Held
Victory First Eagle Global Fund (Pro Forma) (Acquiring	[●]	[●]	[●]	[●]
Fund) — Class Y — Sold or Held
Victory First Eagle Global Fund (Pro Forma) (Acquiring	[●]	[●]	[●]	[●]
Fund) — Class R6 — Sold or Held

Portfolio Turnover: During the fiscal year ended October 31, 2025, the Acquired Fund’s portfolio turnover rate was 15.99% of the average value of its portfolio. No portfolio turnover information is included for the Acquiring Fund because it has not yet commenced investment operations. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

Comparison of Investment Objective(s), Principal Investment Strategies and Principal Risks

Investment Objective and Principal Investment Strategies

18

The Acquired Fund and its corresponding Acquiring Fund will have the same investment objectives and principal investment strategies, except as noted below.

There can be no assurance that a Fund will achieve its investment objective.

	First Eagle Global Fund (Acquired	Victory First Eagle Global Fund
	Fund)	(Acquiring Fund)
	The Fund seeks long-term growth of	The Fund seeks long-term growth of
Investment Objective	capital by investing in a range of asset	capital.
classes from markets in the United

States and throughout the world.
Principal Investment Strategy	To achieve its objective of long-term	Same as Acquired Fund, except that the
	capital growth, the Fund will normally	sentence beginning “For purposes of
	invest primarily in common stocks (and	these 40% and 30% of assets
	securities convertible into common	allocations” is replaced by: “[For
	stocks) of U.S. and foreign companies.	purposes of these 40% and 30%
	Investment decisions for the Fund are	allocations, derivatives and other
	made without regard to the	instruments that provide exposure to
	capitalization (size) of the companies in	foreign investments or have similar
	which it invests. The Fund may invest	economic characteristics may be
	in any size company, including large,	counted toward the applicable
	medium and smaller companies.	allocation.]”
The Fund may also invest in debt
instruments (e.g., notes and bonds)
without regard to credit rating or time
to maturity, short-term debt
instruments, gold and other precious
metals, and futures contracts related to
precious metals. Under normal
circumstances, the Fund anticipates it
will allocate a substantial amount of its
assets to foreign investments (including
American Depositary Receipts, Global
Depositary Receipts and European
Depositary Receipts).
That generally means that
approximately 40% or more of the
Fund’s net assets (plus any borrowings
for investment purposes) will be
allocated to foreign investments (unless
market conditions are not deemed
favorable by the Fund, in which case
the Fund expects to invest at least 30%
of its net assets (plus any borrowings
for investment purposes) in foreign
investments).
For purposes of these 40% and 30% of
assets allocations, the Fund “counts”
relevant derivative positions on foreign
investments, and in doing so, values
each position at the price at which it is
held on the Fund’s books (generally
market price, but anticipates valuing
each such position for purposes of
assessing compliance with this test at
notional value).
The investment philosophy and strategy
of the Fund can be broadly
characterized as a “value” approach, as
it generally seeks a “margin of safety”

19

in its investment purchases with the goal being to avoid permanent impairment of capital (as opposed to temporary losses in share value relating to shifting investor sentiment or other normal share price volatility).

In particular, a discount to “intrinsic value” is sought even for the best of businesses, with a deeper discount demanded for companies that we view as under business model, balance sheet, management or other stresses. “Intrinsic value” is based on our judgment of what a prudent and rational business buyer would pay in cash for all of the company in normal markets. See also the Defensive Investment Strategies section of the Fund’s Prospectus.

The Fund makes some investments through a special purpose trading subsidiary (the “Subsidiary”) and may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest in commodities and related instruments (primarily gold bullion and other precious metals and related futures contracts).

Principal Risks

An investment in each Fund is subject to certain risks. The principal risks associated with an investment in the First Eagle Global Fund are the same as the principal risks associated with an investment in the Victory First Eagle Global Fund because the Funds will have the same investment objective(s) and principal investment strategies, except as noted above. The following table identifies each principal investment risk applicable to both Funds. Additional information regarding these risks is set forth in Exhibit C.

It is possible to lose money on an investment in a Fund. The Funds will be affected by the investment decisions, techniques and risk analyses of their investment adviser, and there is no guarantee that a Fund will achieve its investment objective. Any of the following risks, among others, could affect Fund performance, cause a Fund to lose money or cause a Fund to underperform relevant market measures or other funds. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Principal Investment Risk	First Eagle Global Fund	Victory First Eagle Global Fund
	(Acquired Fund)	(Acquiring Fund)

Market Risk	X	X

Equity Risk	X	X
Convertible Security Risk	X	X
Foreign Investment Risk	X	X
Geographic Investment Risk	X	X
Canada Risk	X	X
European Risk	X	X

Japan Risk	X	X

Small and Medium-Size Company Risk	X	X
Large-Size Company Risk	X	X

20

Principal Investment Risk	First Eagle Global Fund	Victory First Eagle Global Fund
	(Acquired Fund)	(Acquiring Fund)

Gold Risk	X	X

Credit and Interest Rate Risk	X	X
Derivatives Risk	X	X
Currency Risk	X	X

Value Investment Strategy Risk	X	X

Cybersecurity Risk	X	X
Subsidiary Risk	X	X

See Exhibit C for a detailed description of each of these risks.

Fund Performance

The Acquiring Fund will not commence investment operations until after the closing of the Reorganization. At that time, the Acquiring Fund will adopt the performance history of the Acquired Fund, which will be the accounting and performance survivor of the Reorganization.

The following information provides an indication of the risks of investing in the Acquired Fund by showing changes in the Acquired Fund’s performance from year to year and by showing how its average annual returns for the periods shown compare with one or more broad measures of market performance. The bar chart shows calendar-year total returns for the Acquired Fund’s Class A shares. The chart assumes reinvestment of dividends and distributions and does not reflect applicable sales charges; if sales charges were included, the returns would be lower.

Updated performance information is available at www.firsteagle.com or by calling 800.334.2143. Past performance (before and after taxes) does not necessarily indicate how the Acquired Fund or, following the Reorganization, the Acquiring Fund will perform in the future.

Calendar Year Total Returns — Class A

Best Quarter			Worst Quarter

Second Quarter 2020	14.73%		First Quarter 2020	-19.50%
The year-to-date return as of September 30, 2026 was [		]%.

The following table presents average annual total returns as of December 31, 2025. After-tax returns are shown only for Class A shares. After-tax returns for other classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect for each year and do not reflect state or local taxes. Actual after-tax returns depend on an investor’s tax situation and are not relevant to investors who hold shares through tax-deferred arrangements.

Average Annual Total Returns as of December 31, 2025

21

	1 Year	5 Years	10 Years	Class R6 Since

				Inception (3/1/17)

Class A Shares — Return Before Taxes	24.99%	10.60%	9.48%	—

Class A Shares — Return After Taxes on Distributions	21.67%	8.99%	8.11%	—

Class A Shares — Return After Taxes on Distributions and	15.89%	7.99%	7.33%	—
Sale of Fund Shares

Class C Shares — Return Before Taxes	29.59%	10.89%	9.21%	—

Class I Shares — Return Before Taxes	31.89%	12.00%	10.32%	—

Class R6 Shares — Return Before Taxes	31.98%	12.08%	—	9.90%
MSCI World Index (net of withholding taxes; no deduction	21.09%	12.15%	12.17%	12.30%
for fees or expenses)

Comparison of Portfolio Management Team

The Victory First Eagle Global Fund will have the same portfolio managers who manage the First Eagle Global Fund. The portfolio managers listed below are jointly and primarily responsible for the day-to-day management of the Acquired Fund and, following the Reorganization, will be jointly and primarily responsible for the day-to-day management of the corresponding Acquiring Fund.

Portfolio Manager	Current Title / Experience	Service on Acquired Fund
Matthew McLennan	Head of the Global Value team and Portfolio Manager	Since September 2008

Julien Albertini	Portfolio Manager, Global Value team	Since May 2021
Manish Gupta	Portfolio Manager, Global Value team	Since May 2021

See Exhibit D for additional information about the members of the Victory First Eagle Global Fund portfolio management team.

Reorganization of First Eagle Overseas Fund into Victory First Eagle Overseas Fund Comparison of Current and Pro Forma Expenses

Shareholder Fees (fees paid directly from your investment)

First Eagle Overseas Fund (Current)(Acquired Fund)

		Class A		Class C	Class I	Class R6

Maximum sales charge (load) when you buy		5.00%		None	None	None
shares (as a percentage of offering price)

Maximum deferred sales charge (load) (as a
percentage of the lesser of your purchase or		1.00%*		1.00%	None	None
redemption price)
Victory First Eagle Overseas Fund (Pro	Forma)(Acquiring		Fund)

		Class A		Class C	Class Y	Class R6

Maximum sales charge (load) when you buy	[	]%		None	None	None
shares (as a percentage of offering price)
Maximum deferred sales charge (load) (as a	[	]%*	[	]%	None	None
percentage of the lesser of your purchase or
redemption price)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment): First Eagle Overseas Fund (Current)(Acquired Fund)

	Class A	Class C	Class I	Class R6
Management Fees	0.75%	0.75%	0.75%	0.75%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None

Other Expenses	0.14%	0.12%	0.13%	0.04%

22

	Class A	Class C	Class I	Class R6

Total Annual Fund Operating Expenses	1.14%	1.87%	0.88%	0.79%

Fee Waiver/Expense Reimbursement	None	None	None	None

Total Annual Fund Operating Expenses After	1.14%	1.87%	0.88%	0.79%
Fee Waiver and/or Expense Reimbursement

Victory First Eagle Overseas Fund (Pro	Forma)(Acquiring	Fund)
	Class A	Class C	Class Y	Class R6
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None

Other Expenses(1)	[●]	[●]	[●]	[●]
Total Annual Fund Operating Expenses	[●]	[●]	[●]	[●]

Fee Waiver/Expense Reimbursement(2)	[●]	[●]	[●]	[●]
Total Annual Fund Operating Expenses After	[1.14%]	[1.87%]	[0.88%]	[0.79%]
Fee Waiver and/or Expense Reimbursement(2)

*For the Acquired Fund, a contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge. For Acquired Fund Class C shares, a 1.00%

CDSC generally applies if shares are sold within one year of purchase. For the Acquiring Fund, a CDSC of [		]% may apply to
purchases of $[	] or more made without an initial sales charge and redeemed within 18 months of purchase. For Acquiring Fund
Class C shares, a [	]% CDSC applies to purchases redeemed within 12 months.

(1)Estimated for the current fiscal year, as the Acquiring Fund has not yet commenced investment operations.

(2)[Victory Capital, the Acquiring Fund’s investment adviser, has contractually agreed to waive its management fee and/or reimburse expenses for at least two years following the closing of the Reorganization so that the total annual fund operating expenses of each class of shares (or, where shares are not designated by class, such shares) (excluding certain items such as interest, taxes, brokerage commissions, and acquired fund fees and expenses) do not exceed the current contractual expense limitation applicable to the corresponding class or shares of the Acquired Fund or, if there is no such contractual expense limitation, the expense ratio based on the expenses of that class or those shares for the most recent fiscal year. The contractual limits may be different at the time of the closing of the Reorganization. Victory Capital is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Acquiring Fund’s Board of Trustees.]

Expense examples: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the Fund’s total annual operating expenses remain the same except that any contractual expense limitation is reflected only for its applicable term, including the proposed two- year limitation for the Acquiring Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own shares	1	3	5	10
First Eagle Overseas Fund (Current) (Acquired Fund) —	$610	$844	$1,096	$1,817
Class A — Sold or Held

First Eagle Overseas Fund (Current) (Acquired Fund) —	$290	$588	$1,011	$2,190
Class C — Sold

First Eagle Overseas Fund (Current) (Acquired Fund) —	$190	$588	$1,011	$2,190
Class C — Held

First Eagle Overseas Fund (Current) (Acquired Fund) —	$90	$281	$488	$1,084
Class I — Sold or Held

First Eagle Overseas Fund (Current) (Acquired Fund) —	$81	$252	$439	$978
Class R6 — Sold or Held

Victory First Eagle Overseas Fund (Pro Forma)	[●]	[●]	[●]	[●]
(Acquiring Fund) — Class A — Sold or Held

23

Number of years you own shares	1	3	5	10
Victory First Eagle Overseas Fund (Pro Forma)	[●]	[●]	[●]	[●]
(Acquiring Fund) — Class C — Sold
Victory First Eagle Overseas Fund (Pro Forma)	[●]	[●]	[●]	[●]
(Acquiring Fund) — Class C — Held
Victory First Eagle Overseas Fund (Pro Forma)	[●]	[●]	[●]	[●]
(Acquiring Fund) — Class Y — Sold or Held
Victory First Eagle Overseas Fund (Pro Forma)	[●]	[●]	[●]	[●]
(Acquiring Fund) — Class R6 — Sold or Held

Portfolio Turnover: During the fiscal year ended October 31, 2025, the Acquired Fund’s portfolio turnover rate was 12.34% of the average value of its portfolio. No portfolio turnover information is included for the Acquiring Fund because it has not yet commenced investment operations. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

Comparison of Investment Objective(s), Principal Investment Strategies and Principal Risks

Investment Objective and Principal Investment Strategies

The Acquired Fund and its corresponding Acquiring Fund will have the same investment objectives and principal investment strategies, except as noted below.

There can be no assurance that a Fund will achieve its investment objective.

	First Eagle Overseas Fund (Acquired	Victory First Eagle Overseas Fund
	Fund)	(Acquiring Fund)
	The Fund seeks long-term growth of	The Fund seeks long-term growth of
Investment Objective	capital by investing primarily in	capital.
equities issued by non-U.S.

corporations.
Principal Investment Strategy	To achieve its objective of long-term	Same as Acquired Fund, except that the
	capital growth, the Fund will invest	paragraph beginning “Normally, the
	primarily in equity securities (e.g.,	Fund invests at least 80%” is replaced
	common stocks) of non-U.S.	by: “Under normal circumstances, the
	companies, the majority of which are	Fund invests at least 80% of its net
	traded in mature markets (for example,	assets (plus any borrowings for
	Canada, Japan, Germany and France),	investment purposes) in foreign
	and may invest in countries whose	securities (including American
	economies are still developing	Depositary Receipts, Global Depositary
	(sometimes called “emerging	Receipts and European Depositary
	markets”). The Fund particularly seeks	Receipts). Derivatives and other
	companies that have financial strength	instruments that provide exposure to
	and stability, strong management and	foreign investments or have similar
	fundamental value.	economic characteristics may be
	Normally, the Fund invests at least 80%	counted toward the Fund’s 80%
policy.”
of its net assets (plus any borrowings

for investment purposes) in foreign
securities (including American
Depositary Receipts, Global Depositary
Receipts and European Depositary
Receipts) and “counts” relevant
derivative positions towards this “80%
of assets” allocation, and in doing so,
values each position at the price at
which it is held on the Fund’s books
(generally market price, but anticipates
valuing each such position for purposes
of assessing compliance with this test at
notional value).
The Fund also may invest up to 20% of
its total assets in debt instruments (e.g.,

24

notes and bonds). The Fund may invest in debt instruments generally without regard to their credit rating or time to maturity. Investment decisions for the Fund are made without regard to the capitalization (size) of the companies in which it invests. The Fund may invest in any size company, including large, medium and smaller companies.

The Fund may invest in gold and other precious metals, and futures contracts related to precious metals.

The investment philosophy and strategy of the Fund can be broadly characterized as a “value” approach, as it generally seeks a “margin of safety” in its investment purchases with the goal being to avoid permanent impairment of capital (as opposed to temporary losses in share value relating to shifting investor sentiment or other normal share price volatility).

In particular, a discount to “intrinsic value” is sought even for the best of businesses, with a deeper discount demanded for companies that we view as under business model, balance sheet, management or other stresses. “Intrinsic value” is based on our judgment of what a prudent and rational business buyer would pay in cash for all of the company in normal markets. See also the Defensive Investment Strategies section of the Fund’s Prospectus.

The Fund makes some investments through a special purpose trading subsidiary (the “Subsidiary”) and may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest in commodities and related instruments (primarily gold bullion and other precious metals and related futures contracts).

Principal Risks

An investment in each Fund is subject to certain risks. The principal risks associated with an investment in the First Eagle Overseas Fund are the same as the principal risks associated with an investment in the Victory First Eagle Overseas Fund because the Funds will have the same investment objective(s) and principal investment strategies, except as noted above. The following table identifies each principal investment risk applicable to both Funds. Additional information regarding these risks is set forth in Exhibit C.

It is possible to lose money on an investment in a Fund. The Funds will be affected by the investment decisions, techniques and risk analyses of their investment adviser, and there is no guarantee that a Fund will achieve its investment objective. Any of the following risks, among others, could affect Fund performance, cause a Fund to lose money or cause a Fund to underperform relevant market measures or other funds. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

25

Principal Investment Risk	First Eagle Overseas Fund	Victory First Eagle Overseas Fund
	(Acquired Fund)	(Acquiring Fund)

Market Risk	X	X

Equity Risk	X	X
Foreign Investment Risk	X	X
Geographic Investment Risk	X	X

Canada Risk	X	X

European Risk	X	X
Japan Risk	X	X
South Korea Risk	X	X

Emerging Market Risk	X	X
Small and Medium-Size Company Risk	X	X
Large-Size Company Risk	X	X

Credit and Interest Rate Risk	X	X

Gold Risk	X	X
Derivatives Risk	X	X
Currency Risk	X	X
Value Investment Strategy Risk	X	X
Cybersecurity Risk	X	X
Subsidiary Risk	X	X

See Exhibit C for a detailed description of each of these risks.

Fund Performance

The Acquiring Fund will not commence investment operations until after the closing of the Reorganization. At that time, the Acquiring Fund will adopt the performance history of the Acquired Fund, which will be the accounting and performance survivor of the Reorganization.

The following information provides an indication of the risks of investing in the Acquired Fund by showing changes in the Acquired Fund’s performance from year to year and by showing how its average annual returns for the periods shown compare with one or more broad measures of market performance. The bar chart shows calendar-year total returns for the Acquired Fund’s Class A shares. The chart assumes reinvestment of dividends and distributions and does not reflect applicable sales charges; if sales charges were included, the returns would be lower.

Updated performance information is available at www.firsteagle.com or by calling 800.334.2143. Past performance (before and after taxes) does not necessarily indicate how the Acquired Fund or, following the Reorganization, the Acquiring Fund will perform in the future.

Calendar Year Total Returns — Class A

26

Annual Return (%)
40
30
20
10
0
−10
5.59%
14.05%
-10.29%
17.61%
6.95%
4.94%
-8.10%
10.42%
6.14%
38.65%
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025

Best Quarter			Worst Quarter

Second Quarter 2020	12.99%		First Quarter 2020	-17.70%

The year-to-date return as of September 30, 2026 was [		]%.

The following table presents average annual total returns as of December 31, 2025. After-tax returns are shown only for Class A shares. After-tax returns for other classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect for each year and do not reflect state or local taxes. Actual after-tax returns depend on an investor’s tax situation and are not relevant to investors who hold shares through tax-deferred arrangements.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years	Class R6 Since

				Inception (3/1/17)

Class A Shares — Return Before Taxes	31.74%	8.28%	7.30%	—
Class A Shares — Return After Taxes on Distributions	28.10%	6.60%	6.12%	—

Class A Shares — Return After Taxes on Distributions and	19.37%	5.97%	5.55%	—
Sale of Fund Shares

Class C Shares — Return Before Taxes	36.66%	8.60%	7.06%	—
Class I Shares — Return Before Taxes	39.02%	9.69%	8.15%	—

Class R6 Shares — Return Before Taxes	39.15%	9.78%	—	8.05%

MSCI EAFE Index (net of withholding taxes; no deduction	31.22%	8.92%	8.18%	8.66%
for fees or expenses)

Comparison of Portfolio Management Team

The Victory First Eagle Overseas Fund will have the same portfolio managers who manage the First Eagle Overseas Fund. The portfolio managers listed below are jointly and primarily responsible for the day-to-day management of the Acquired Fund and, following the Reorganization, will be jointly and primarily responsible for the day-to-day management of the corresponding Acquiring Fund.

Portfolio Manager	Current Title / Experience	Service on Acquired Fund
Matthew McLennan	Head of the Global Value team and Portfolio Manager	Since September 2008

Christian Heck	Portfolio Manager, Global Value team	Since May 2021

Since May 2021 through

Alan BarrPortfolio Manager; expected to retire effective December 17, 2026 expected retirement on December 17, 2026

Alan Barr is expected to retire effective December 17, 2026. Following his retirement, Matthew McLennan and Christian Heck are expected to continue as the portfolio managers of both Funds.

See Exhibit D for additional information about the members of the Victory First Eagle Overseas Fund portfolio management team.

27

Reorganization of First Eagle U.S. Fund into Victory First Eagle U.S. Fund Comparison of Current and Pro Forma Expenses

Shareholder Fees (fees paid directly from your investment)

First Eagle U.S. Fund (Current)(Acquired Fund)

		Class A		Class C	Class I	Class R6

Maximum sales charge (load) when you buy		5.00%		None	None	None
shares (as a percentage of offering price)

Maximum deferred sales charge (load) (as a
percentage of the lesser of your purchase or		1.00%*		1.00%	None	None
redemption price)
Victory First Eagle U.S. Fund (Pro	Forma)(Acquiring Fund)

		Class A		Class C	Class Y	Class R6

Maximum sales charge (load) when you buy	[	]%		None	None	None
shares (as a percentage of offering price)
Maximum deferred sales charge (load) (as a	[	]%*	[	]%	None	None
percentage of the lesser of your purchase or
redemption price)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment): First Eagle U.S. Fund (Current)(Acquired Fund)

	Class A	Class C	Class I	Class R6
Management Fees	0.75%	0.75%	0.75%	0.75%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.14%	0.13%	0.14%	0.08%

Total Annual Fund Operating Expenses	1.14%	1.88%	0.89%	0.83%

Fee Waiver/Expense Reimbursement	None	None	None	None
Total Annual Fund Operating Expenses After	1.14%	1.88%	0.89%	0.83%
Fee Waiver and/or Expense Reimbursement

Victory First Eagle U.S. Fund (Pro	Forma)(Acquiring Fund)
	Class A	Class C	Class Y	Class R6

Management Fees	0.75%	0.75%	0.75%	0.75%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None

Other Expenses(1)	[●]	[●]	[●]	[●]
Total Annual Fund Operating Expenses	[●]	[●]	[●]	[●]

Fee Waiver/Expense Reimbursement(2)	[●]	[●]	[●]	[●]
Total Annual Fund Operating Expenses After	[1.14%]	[1.88%]	[0.89%]	[0.83%]
Fee Waiver and/or Expense Reimbursement(2)

*For the Acquired Fund, a contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge. For Acquired Fund Class C shares, a 1.00%

CDSC generally applies if shares are sold within one year of purchase. For the Acquiring Fund, a CDSC of [		]% may apply to
purchases of $[	] or more made without an initial sales charge and redeemed within 18 months of purchase. For Acquiring Fund
Class C shares, a [	]% CDSC applies to purchases redeemed within 12 months.

(1)Estimated for the current fiscal year, as the Acquiring Fund has not yet commenced investment operations.

(2)[Victory Capital, the Acquiring Fund’s investment adviser, has contractually agreed to waive its management fee and/or reimburse expenses for at least two years following the closing of the Reorganization so that the total annual fund operating expenses of each class of shares (or, where shares are not designated by class, such shares) (excluding certain items such as interest, taxes, brokerage

28

commissions, and acquired fund fees and expenses) do not exceed the current contractual expense limitation applicable to the corresponding class or shares of the Acquired Fund or, if there is no such contractual expense limitation, the expense ratio based on the expenses of that class or those shares for the most recent fiscal year. The contractual limits may be different at the time of the closing of the Reorganization. Victory Capital is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Acquiring Fund’s Board of Trustees.]

Expense examples: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the Fund’s total annual operating expenses remain the same except that any contractual expense limitation is reflected only for its applicable term, including the proposed two- year limitation for the Acquiring Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own shares	1	3	5	10
First Eagle U.S. Fund (Current) (Acquired Fund) —	$610	$844	$1,096	$1,817
Class A — Sold or Held

First Eagle U.S. Fund (Current) (Acquired Fund) —	$291	$591	$1,016	$2,201
Class C — Sold

First Eagle U.S. Fund (Current) (Acquired Fund) —	$191	$591	$1,016	$2,201
Class C — Held

First Eagle U.S. Fund (Current) (Acquired Fund) —	$91	$284	$493	$1,096
Class I — Sold or Held

First Eagle U.S. Fund (Current) (Acquired Fund) —	$85	$265	$460	$1,025
Class R6 — Sold or Held

Victory First Eagle U.S. Fund (Pro Forma) (Acquiring	[●]	[●]	[●]	[●]
Fund) — Class A — Sold or Held
Victory First Eagle U.S. Fund (Pro Forma) (Acquiring	[●]	[●]	[●]	[●]
Fund) — Class C — Sold
Victory First Eagle U.S. Fund (Pro Forma) (Acquiring	[●]	[●]	[●]	[●]
Fund) — Class C — Held
Victory First Eagle U.S. Fund (Pro Forma) (Acquiring	[●]	[●]	[●]	[●]
Fund) — Class Y — Sold or Held
Victory First Eagle U.S. Fund (Pro Forma) (Acquiring	[●]	[●]	[●]	[●]
Fund) — Class R6 — Sold or Held

Portfolio Turnover: During the fiscal year ended October 31, 2025, the Acquired Fund’s portfolio turnover rate was 16.89% of the average value of its portfolio. No portfolio turnover information is included for the Acquiring Fund because it has not yet commenced investment operations. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

Comparison of Investment Objective(s), Principal Investment Strategies and Principal Risks

Investment Objective and Principal Investment Strategies

The Acquired Fund and its corresponding Acquiring Fund will have the same investment objectives and principal investment strategies, except as noted below.

There can be no assurance that a Fund will achieve its investment objective.

First Eagle U.S. Fund (Acquired	Victory First Eagle U.S. Fund
Fund)	(Acquiring Fund)

29
	The Fund seeks long-term growth of	The Fund seeks long-term growth of
	capital by investing, under normal	capital.
Investment Objective	market conditions, at least 80% of its
net assets (plus any borrowings for

investment purposes) in domestic
equity and debt securities.
Principal Investment Strategy	To achieve its objective of long-term	Same as Acquired Fund, except that the
	capital growth, the Fund will normally	first paragraph reads: “Under normal
	invest at least 80% of its net assets (plus	circumstances, the Fund will invest at
	any borrowings for investment	least 80% of its net assets (plus any
	purposes) in domestic equity (e.g.,	borrowings for investment purposes) in
	common stocks) and debt instruments	U.S. equity (e.g., common stocks) and
	(e.g., notes and bonds) and may invest	debt instruments (e.g., notes and
	to a lesser extent in securities of non-	bonds). The Fund may invest to a lesser
	U.S. issuers (including American	extent in securities of non-U.S. issuers
	Depositary Receipts, Global Depositary	(including American Depositary
	Receipts and European Depositary	Receipts, Global Depositary Receipts
	Receipts).	and European Depositary Receipts).”
	In particular, the Fund seeks companies	The sentence beginning “The Fund
‘counts’ relevant derivative positions”
exhibiting financial strength and
is replaced by: “Derivatives and other
stability, strong management and
instruments that provide exposure to
fundamental value. Investment
U.S. equity or debt investments or have
decisions for the Fund are made without
similar economic characteristics may be
regard to the capitalization (size) of the
counted toward the Fund’s 80%
companies in which it invests. The
policy.”
Fund may invest in any size company,

including large, medium and smaller
companies. The debt instruments in
which the Fund may invest include
fixed income securities without regard
to credit rating or time to maturity and
short-term debt instruments.
The Fund may also invest in gold and
other precious metals, and futures
contracts related to precious metals.
The Fund “counts” relevant derivative
positions towards its “80% of assets”
allocation and, in doing so, values each
position at the price at which it is held
on the Fund’s books (generally market
price, but anticipates valuing each such
position for purposes of assessing
compliance with this test at notional
value). The investment philosophy and
strategy of the Fund can be broadly
characterized as a “value” approach, as
it generally seeks a “margin of safety”
in its investment purchases with the
goal being to avoid permanent
impairment of capital (as opposed to
temporary losses in share value relating
to shifting investor sentiment or other
normal share price volatility).
In particular, a discount to “intrinsic
value” is sought even for the best of
businesses, with a deeper discount
demanded for companies that we view
as under business model, balance sheet,
management or other stresses. “Intrinsic
value” is based on our judgment of
what a prudent and rational business

30

buyer would pay in cash for all of the company in normal markets. See also the Defensive Investment Strategies section of the Fund’s Prospectus.

The Fund makes some investments through a special purpose trading subsidiary (the “Subsidiary”) and may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest in commodities and related instruments (primarily gold bullion and other precious metals and related futures contracts).

Principal Risks

An investment in each Fund is subject to certain risks. The principal risks associated with an investment in the First Eagle U.S. Fund are the same as the principal risks associated with an investment in the Victory First Eagle U.S. Fund because the Funds will have the same investment objective(s) and principal investment strategies, except as noted above. The following table identifies each principal investment risk applicable to both Funds. Additional information regarding these risks is set forth in Exhibit C.

It is possible to lose money on an investment in a Fund. The Funds will be affected by the investment decisions, techniques and risk analyses of their investment adviser, and there is no guarantee that a Fund will achieve its investment objective. Any of the following risks, among others, could affect Fund performance, cause a Fund to lose money or cause a Fund to underperform relevant market measures or other funds. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Principal Investment Risk	First Eagle U.S. Fund	Victory First Eagle U.S. Fund
	(Acquired Fund)	(Acquiring Fund)

Market Risk	X	X
Equity Risk	X	X
Credit and Interest Rate Risk	X	X
Small and Medium-Size Company Risk	X	X
Large-Size Company Risk	X	X
Gold Risk	X	X

Derivatives Risk	X	X

Foreign Investment Risk	X	X
Currency Risk	X	X
Value Investment Strategy Risk	X	X
Cybersecurity Risk	X	X
Subsidiary Risk	X	X

See Exhibit C for a detailed description of each of these risks.

Fund Performance

The Acquiring Fund will not commence investment operations until after the closing of the Reorganization. At that time, the Acquiring Fund will adopt the performance history of the Acquired Fund, which will be the accounting and performance survivor of the Reorganization.

The following information provides an indication of the risks of investing in the Acquired Fund by showing changes in the Acquired Fund’s performance from year to year and by showing how its average annual returns for the periods shown compare with one or more broad measures of market performance. The bar chart shows calendar-year total returns for the Acquired Fund’s

31

Class A shares. The chart assumes reinvestment of dividends and distributions and does not reflect applicable sales charges; if sales charges were included, the returns would be lower.

Updated performance information is available at www.firsteagle.com or by calling 800.334.2143. Past performance (before and after taxes) does not necessarily indicate how the Acquired Fund or, following the Reorganization, the Acquiring Fund will perform in the future.

Calendar Year Total Returns — Class A

Best Quarter			Worst Quarter

Second Quarter 2020	14.53%		First Quarter 2020	-21.57%
The year-to-date return as of September 30, 2026 was [		]%.

The following table presents average annual total returns as of December 31, 2025. After-tax returns are shown only for Class A shares. After-tax returns for other classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect for each year and do not reflect state or local taxes. Actual after-tax returns depend on an investor’s tax situation and are not relevant to investors who hold shares through tax-deferred arrangements.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years	Class R6 Since

				Inception (3/1/17)

Class A Shares — Return Before Taxes	16.50%	11.52%	10.32%	—

Class A Shares — Return After Taxes on Distributions	13.68%	9.43%	8.25%	—
Class A Shares — Return After Taxes on Distributions and	11.07%	8.70%	7.82%	—
Sale of Fund Shares

Class C Shares — Return Before Taxes	20.71%	11.82%	10.05%	—

Class I Shares — Return Before Taxes	22.89%	12.96%	11.18%	—
Class R6 Shares — Return Before Taxes	22.98%	13.02%	—	10.42%

S&P 500 Index (no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	14.70%

Comparison of Portfolio Management Team

The Victory First Eagle U.S. Fund will have the same portfolio managers who manage the First Eagle U.S. Fund. The portfolio managers listed below are jointly and primarily responsible for the day-to-day management of the Acquired Fund and, following the Reorganization, will be jointly and primarily responsible for the day-to-day management of the corresponding Acquiring Fund.

Portfolio Manager	Current Title / Experience	Service on Acquired Fund
Matthew McLennan	Head of the Global Value team and Portfolio Manager	Since January 2009

Mark Wright	Portfolio Manager, Global Value team	Since May 2021
Manish Gupta	Portfolio Manager, Global Value team	Since October 2025

32

See Exhibit D for additional information about the members of the Victory First Eagle U.S. Fund portfolio management team.

Reorganization of First Eagle Gold Fund into Victory First Eagle Gold Fund Comparison of Current and Pro Forma Expenses

Shareholder Fees (fees paid directly from your investment)

First Eagle Gold Fund (Current)(Acquired Fund)

		Class A		Class C	Class I	Class R6

Maximum sales charge (load) when you buy		5.00%		None	None	None
shares (as a percentage of offering price)

Maximum deferred sales charge (load) (as a
percentage of the lesser of your purchase or		1.00%*		1.00%	None	None
redemption price)
Victory First Eagle Gold Fund (Pro	Forma)(Acquiring Fund)

		Class A		Class C	Class Y	Class R6

Maximum sales charge (load) when you buy	[	]%		None	None	None
shares (as a percentage of offering price)
Maximum deferred sales charge (load) (as a	[	]%*	[	]%	None	None
percentage of the lesser of your purchase or
redemption price)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment): First Eagle Gold Fund (Current)(Acquired Fund)

	Class A	Class C	Class I	Class R6
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None

Other Expenses	0.14%	0.14%	0.16%	0.06%

Total Annual Fund Operating Expenses	1.14%	1.89%	0.91%	0.81%

Fee Waiver/Expense Reimbursement	None	None	None	None
Total Annual Fund Operating Expenses After	1.14%	1.89%	0.91%	0.81%
Fee Waiver and/or Expense Reimbursement

Victory First Eagle Gold Fund (Pro	Forma)(Acquiring Fund)
	Class A	Class C	Class Y	Class R6

Management Fees	0.75%	0.75%	0.75%	0.75%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None

Other Expenses(1)	[●]	[●]	[●]	[●]
Total Annual Fund Operating Expenses	[●]	[●]	[●]	[●]

Fee Waiver/Expense Reimbursement(2)	[●]	[●]	[●]	[●]
Total Annual Fund Operating Expenses After	[1.14%]	[1.89%]	[0.91%]	[0.81%]
Fee Waiver and/or Expense Reimbursement(2)

*For the Acquired Fund, a contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge. For Acquired Fund Class C shares, a 1.00%

CDSC generally applies if shares are sold within one year of purchase. For the Acquiring Fund, a CDSC of [		]% may apply to
purchases of $[	] or more made without an initial sales charge and redeemed within 18 months of purchase. For Acquiring Fund
Class C shares, a [	]% CDSC applies to purchases redeemed within 12 months.

(1)Estimated for the current fiscal year, as the Acquiring Fund has not yet commenced investment operations.

33

(2)[Victory Capital, the Acquiring Fund’s investment adviser, has contractually agreed to waive its management fee and/or reimburse expenses for at least two years following the closing of the Reorganization so that the total annual fund operating expenses of each class of shares (or, where shares are not designated by class, such shares) (excluding certain items such as interest, taxes, brokerage commissions, and acquired fund fees and expenses) do not exceed the current contractual expense limitation applicable to the corresponding class or shares of the Acquired Fund or, if there is no such contractual expense limitation, the expense ratio based on the expenses of that class or those shares for the most recent fiscal year. The contractual limits may be different at the time of the closing of the Reorganization. Victory Capital is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Acquiring Fund’s Board of Trustees.]

Expense examples: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the Fund’s total annual operating expenses remain the same except that any contractual expense limitation is reflected only for its applicable term, including the proposed two- year limitation for the Acquiring Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own shares	1	3	5	10
First Eagle Gold Fund (Current) (Acquired Fund) —	$610	$844	$1,096	$1,817
Class A — Sold or Held

First Eagle Gold Fund (Current) (Acquired Fund) —	$292	$594	$1,021	$2,212
Class C — Sold

First Eagle Gold Fund (Current) (Acquired Fund) —	$192	$594	$1,021	$2,212
Class C — Held

First Eagle Gold Fund (Current) (Acquired Fund) —	$93	$290	$504	$1,120
Class I — Sold or Held

First Eagle Gold Fund (Current) (Acquired Fund) —	$83	$259	$450	$1,002
Class R6 — Sold or Held

Victory First Eagle Gold Fund (Pro Forma) (Acquiring	[●]	[●]	[●]	[●]
Fund) — Class A — Sold or Held
Victory First Eagle Gold Fund (Pro Forma) (Acquiring	[●]	[●]	[●]	[●]
Fund) — Class C — Sold
Victory First Eagle Gold Fund (Pro Forma) (Acquiring	[●]	[●]	[●]	[●]
Fund) — Class C — Held
Victory First Eagle Gold Fund (Pro Forma) (Acquiring	[●]	[●]	[●]	[●]
Fund) — Class Y — Sold or Held
Victory First Eagle Gold Fund (Pro Forma) (Acquiring	[●]	[●]	[●]	[●]
Fund) — Class R6 — Sold or Held

Portfolio Turnover: During the fiscal year ended October 31, 2025, the Acquired Fund’s portfolio turnover rate was 15.34% of the average value of its portfolio. No portfolio turnover information is included for the Acquiring Fund because it has not yet commenced investment operations. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

Comparison of Investment Objective(s), Principal Investment Strategies and Principal Risks

Investment Objective and Principal Investment Strategies

The Acquired Fund and its corresponding Acquiring Fund will have the same investment objectives and principal investment strategies, except as noted below.

There can be no assurance that a Fund will achieve its investment objective.

First Eagle Gold Fund (Acquired	Victory First Eagle Gold Fund
Fund)	(Acquiring Fund)

34

	The Fund seeks to provide investors the	Same as Acquired Fund.
opportunity to participate in the
Investment Objective	investment characteristics of gold (and
to a limited extent other precious

metals) for a portion of their overall
investment portfolio.
Principal Investment Strategy	To achieve its objective of providing	Same as Acquired Fund, except that the
	investors the opportunity to participate	sentence beginning “The Fund ‘counts’
	in the investment characteristics of	relevant derivative positions” is
	gold, the Fund invests at least 80% of	replaced by: “[Derivatives and other
	its net assets (plus any borrowings for	instruments that provide exposure to
	investment purposes) in gold and/or	gold, gold-related securities or issuers
	securities (which may include both	principally engaged in the gold
	equity (e.g., common stocks) and, to a	industry, or have similar economic
	limited extent, debt instruments (e.g.,	characteristics, may be counted toward
	notes and bonds)) directly related to	the Fund’s 80% policy.]”
gold or issuers principally engaged in
the gold industry, including securities
of gold mining finance companies as
well as operating companies with long-,
medium- or short-life mines.
Up to 20% of the Fund’s assets may be
invested in equity and, to a limited
extent, debt instruments unrelated to
gold or the gold industry. The Fund
anticipates it will allocate a substantial
amount of its assets to foreign
investments (including American
Depositary Receipts, Global Depositary
Receipts and European Depositary
Receipts). The Fund may invest up to
20% of its total assets in debt securities.
Investment decisions for the Fund are
made without regard to the
capitalization (size) of the companies in
which it invests. The Fund may invest
in any size company, including large,
medium and smaller companies. The
Fund may also invest in fixed income
instruments (without regard to credit
rating or time to maturity), short-term
debt instruments, other precious metals,
and futures contracts related to precious
metals.
The Fund “counts” relevant derivative
positions towards its “80% of assets”
allocation and, in doing so, values each
position at the price at which it is held
on the Fund’s books (generally market
price, but anticipates valuing each such
position for purposes of assessing
compliance with this test at notional
value). An investment in the Fund is not
intended to be a complete investment
program.
However, many investors believe that,
historically, a limited exposure to
investments in gold or gold-related
instruments may provide some offset
against the market impact of political

35

and economic disruptions, as well as relieve inflationary or deflationary pressures. The Fund is a “non- diversified” fund. It generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

The Fund makes some investments through a special purpose trading subsidiary (the “Subsidiary”) and may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest in commodities and related instruments (primarily gold bullion and other precious metals and related futures contracts).

The Fund will invest in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies.

Unlike the Fund, the Subsidiary may invest without limitation in commodities and related instruments; however, the Subsidiary will comply with the same Investment Company Act of 1940, as amended (the “1940 Act”) asset coverage requirements with respect to any investments in commodity-linked derivatives that are applicable to the Fund’s transactions in derivatives.

In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Compliance with the Fund’s investment restrictions generally will be measured on an aggregate basis in respect of the Fund’s and the Subsidiary’s portfolios. The Subsidiary will comply with the 1940 Act provisions governing affiliate transactions and custody of assets.

The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

Principal Risks

An investment in each Fund is subject to certain risks. The principal risks associated with an investment in the First Eagle Gold Fund are the same as the principal risks associated with an investment in the Victory First Eagle Gold Fund because the Funds

36

will have the same investment objective(s) and principal investment strategies, except as noted above. The following table identifies each principal investment risk applicable to both Funds. Additional information regarding these risks is set forth in Exhibit C.

It is possible to lose money on an investment in a Fund. The Funds will be affected by the investment decisions, techniques and risk analyses of their investment adviser, and there is no guarantee that a Fund will achieve its investment objective. Any of the following risks, among others, could affect Fund performance, cause a Fund to lose money or cause a Fund to underperform relevant market measures or other funds. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Principal Investment Risk	First Eagle Gold Fund	Victory First Eagle Gold Fund
	(Acquired Fund)	(Acquiring Fund)

Market Risk	X	X

Gold Risk	X	X
Equity Risk	X	X
Derivatives Risk	X	X

Foreign Investment Risk	X	X
Geographic Investment Risk	X	X
Australia Risk	X	X

Canada Risk	X	X

Diversification Risk	X	X
Small and Medium-Size Company Risk	X	X
Large-Size Company Risk	X	X
Credit and Interest Rate Risk	X	X
Currency Risk	X	X
Cybersecurity Risk	X	X
Subsidiary Risk	X	X

See Exhibit C for a detailed description of each of these risks.

Fund Performance

The Acquiring Fund will not commence investment operations until after the closing of the Reorganization. At that time, the Acquiring Fund will adopt the performance history of the Acquired Fund, which will be the accounting and performance survivor of the Reorganization.

The following information provides an indication of the risks of investing in the Acquired Fund by showing changes in the Acquired Fund’s performance from year to year and by showing how its average annual returns for the periods shown compare with one or more broad measures of market performance. The bar chart shows calendar-year total returns for the Acquired Fund’s Class A shares. The chart assumes reinvestment of dividends and distributions and does not reflect applicable sales charges; if sales charges were included, the returns would be lower.

Updated performance information is available at www.firsteagle.com or by calling 800.334.2143. Past performance (before and after taxes) does not necessarily indicate how the Acquired Fund or, following the Reorganization, the Acquiring Fund will perform in the future.

Calendar Year Total Returns — Class A

37

Annual Return (%)
150
125
100
75
50
25
0
−25
36.92%
8.12%
-15.90%
38.51%
29.58%
-7.76%
-1.56%
7.02%
10.33%
128.38%
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025

Best Quarter			Worst Quarter

Second Quarter 2020	39.99%		Second Quarter 2022	-18.59%

The year-to-date return as of September 30, 2026 was [		]%.

The following table presents average annual total returns as of December 31, 2025. After-tax returns are shown only for Class A shares. After-tax returns for other classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect for each year and do not reflect state or local taxes. Actual after-tax returns depend on an investor’s tax situation and are not relevant to investors who hold shares through tax-deferred arrangements.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years	Class R6 Since

				Inception (3/1/17)

Class A Shares — Return Before Taxes	116.98%	18.39%	17.92%	—

Class A Shares — Return After Taxes on Distributions	115.96%	17.84%	17.60%	—
Class A Shares — Return After Taxes on Distributions and	69.21%	14.69%	15.24%	—
Sale of Fund Shares

Class C Shares — Return Before Taxes	125.68%	18.73%	17.63%	—

Class I Shares — Return Before Taxes	128.88%	19.90%	18.83%	—
Class R6 Shares — Return Before Taxes	129.08%	20.02%	—	16.12%

MSCI World Index (net of withholding taxes; no deduction	21.09%	12.15%	12.17%	12.30%
for fees or expenses)

FTSE Gold Mines Index (no deduction for fees, expenses or	169.34%	18.30%	20.07%	15.44%
taxes)

Comparison of Portfolio Management Team

The Victory First Eagle Gold Fund will have the same portfolio managers who manage the First Eagle Gold Fund. The portfolio managers listed below are jointly and primarily responsible for the day-to-day management of the Acquired Fund and, following the Reorganization, will be jointly and primarily responsible for the day-to-day management of the corresponding Acquiring Fund.

Portfolio Manager	Current Title / Experience	Service on Acquired Fund
Thomas Kertsos	Portfolio Manager, Global Value team	Since March 2016

Portfolio Manager since

Max BelmontPortfolio Manager, Global Value teamOctober 2023; Associate Portfolio Manager since March 2021

See Exhibit D for additional information about the members of the Victory First Eagle Gold Fund portfolio management team.

38

Reorganization of First Eagle Global Balanced Fund into Victory First Eagle Global Balanced Fund Comparison of Current and Pro Forma Expenses

Shareholder Fees (fees paid directly from your investment)

First Eagle Global Balanced Fund (Current)(Acquired Fund)

		Class A		Class C	Class I	Class R6

Maximum sales charge (load) when you buy		5.00%		None	None	None
shares (as a percentage of offering price)

Maximum deferred sales charge (load) (as a
percentage of the lesser of your purchase or		1.00%*		1.00%	None	None
redemption price)
Victory First Eagle Global Balanced Fund (Pro Forma)(Acquiring Fund)

		Class A		Class C	Class Y	Class R6

Maximum sales charge (load) when you buy	[	]%		None	None	None
shares (as a percentage of offering price)
Maximum deferred sales charge (load) (as a	[	]%*	[	]%	None	None
percentage of the lesser of your purchase or
redemption price)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment): First Eagle Global Balanced Fund (Current)(Acquired Fund)

	Class A	Class C	Class I	Class R6
Management Fees	0.75%	0.75%	0.75%	0.75%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.12%	0.15%	0.16%	0.09%

Total Annual Fund Operating Expenses	1.12%	1.90%	0.91%	0.84%

Fee Waiver/Expense Reimbursement	None	None	None	None
Total Annual Fund Operating Expenses After	1.12%	1.90%	0.91%	0.84%
Fee Waiver and/or Expense Reimbursement

Victory First Eagle Global Balanced Fund (Pro Forma)(Acquiring Fund)
	Class A	Class C	Class Y	Class R6

Management Fees	0.75%	0.75%	0.75%	0.75%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None

Other Expenses(1)	[●]	[●]	[●]	[●]
Total Annual Fund Operating Expenses	[●]	[●]	[●]	[●]

Fee Waiver/Expense Reimbursement(2)	[●]	[●]	[●]	[●]
Total Annual Fund Operating Expenses After	[1.12%]	[1.90%]	[0.91%]	[0.84%]
Fee Waiver and/or Expense Reimbursement(2)

*For the Acquired Fund, a contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $250,000 or more without an initial sales charge. For Acquired Fund Class C shares, a 1.00% CDSC

generally applies if shares are sold within one year of purchase. For the Acquiring Fund, a CDSC of [		]% may apply to purchases of
$[	] or more made without an initial sales charge and redeemed within 18 months of purchase. For Acquiring Fund Class C shares, a
[	]% CDSC applies to purchases redeemed within 12 months.

(1)Estimated for the current fiscal year, as the Acquiring Fund has not yet commenced investment operations.

(2)[Victory Capital, the Acquiring Fund’s investment adviser, has contractually agreed to waive its management fee and/or reimburse expenses for at least two years following the closing of the Reorganization so that the total annual fund operating expenses of each class of shares (or, where shares are not designated by class, such shares) (excluding certain items such as interest, taxes, brokerage

39

commissions, and acquired fund fees and expenses) do not exceed the current contractual expense limitation applicable to the corresponding class or shares of the Acquired Fund or, if there is no such contractual expense limitation, the expense ratio based on the expenses of that class or those shares for the most recent fiscal year. The contractual limits may be different at the time of the closing of the Reorganization. Victory Capital is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Acquiring Fund’s Board of Trustees.]

Expense examples: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the Fund’s total annual operating expenses remain the same except that any contractual expense limitation is reflected only for its applicable term, including the proposed two- year limitation for the Acquiring Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own shares	1	3	5	10
First Eagle Global Balanced Fund (Current) (Acquired	$608	$838	$1,086	$1,795
Fund) — Class A — Sold or Held

First Eagle Global Balanced Fund (Current) (Acquired	$293	$597	$1,026	$2,222
Fund) — Class C — Sold

First Eagle Global Balanced Fund (Current) (Acquired	$193	$597	$1,026	$2,222
Fund) — Class C — Held

First Eagle Global Balanced Fund (Current) (Acquired	$93	$290	$504	$1,120
Fund) — Class I — Sold or Held

First Eagle Global Balanced Fund (Current) (Acquired	$86	$268	$466	$1,037
Fund) — Class R6 — Sold or Held

Victory First Eagle Global Balanced Fund (Pro Forma)	[●]	[●]	[●]	[●]
(Acquiring Fund) — Class A — Sold or Held
Victory First Eagle Global Balanced Fund (Pro Forma)	[●]	[●]	[●]	[●]
(Acquiring Fund) — Class C — Sold
Victory First Eagle Global Balanced Fund (Pro Forma)	[●]	[●]	[●]	[●]
(Acquiring Fund) — Class C — Held
Victory First Eagle Global Balanced Fund (Pro Forma)	[●]	[●]	[●]	[●]
(Acquiring Fund) — Class Y — Sold or Held
Victory First Eagle Global Balanced Fund (Pro Forma)	[●]	[●]	[●]	[●]
(Acquiring Fund) — Class R6 — Sold or Held

Portfolio Turnover: During the fiscal year ended October 31, 2025, the Acquired Fund’s portfolio turnover rate was 12.45% of the average value of its portfolio. No portfolio turnover information is included for the Acquiring Fund because it has not yet commenced investment operations. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

Comparison of Investment Objective(s), Principal Investment Strategies and Principal Risks

Investment Objective and Principal Investment Strategies

The Acquired Fund and its corresponding Acquiring Fund will have the same investment objectives and principal investment strategies, except as noted below.

There can be no assurance that a Fund will achieve its investment objective.

	First Eagle Global Balanced Fund	Victory First Eagle Global Balanced
	(Acquired Fund)	Fund (Acquiring Fund)
Investment Objective	The Fund seeks long-term growth of	Same as Acquired Fund.
capital and current income generation.

Principal Investment Strategy	To achieve its objective of long-term	Same as Acquired Fund, except that the
	growth of capital and current income	sentence beginning “For purposes of

40

generation, the Fund will normally invest primarily in common stocks of U.S. and foreign companies that offer attractive dividend yields as well as a range of fixed income instruments, including high-yield, below investment grade instruments (commonly referred to as “junk bonds”), investment grade instruments, sovereign debt, from markets in the United States and multiple countries around the world, and in gold and gold-related investments.

Under normal market conditions, the Fund pursues a balanced investment strategy that allocates its assets between equity securities and fixed income securities, including gold and certain gold-related investments.

The Fund expects to maintain meaningful exposure to each of these asset classes and expects to invest at least 25% of its net assets in equity securities and at least 25% of its net assets in fixed income securities (which, for purposes of this policy, include gold and gold-related fixed income investments), consistent with its “balanced” investment strategy.

In recent periods, approximately 55% to 75% of total assets were invested in equity investments and approximately 25% to 30% of total assets were invested in fixed income investments and gold, and the Fund currently expects allocations generally within those ranges to continue under normal market conditions, although such allocations may vary over time and may change in response to market or other conditions.

Within these two categories, approximately 5% to 15% of total assets were invested in gold and related investments, although these historical allocations may not be indicative of future allocations. The inclusion of gold and gold-related investments in the Fund’s portfolio is intended to provide a further element of asset class diversification, consistent with the Fund’s view of a balanced investment strategy.

The inclusion of gold and gold-related fixed income investments in the fixed income portion of the Fund’s portfolio, although gold is not itself a security or fixed income security, is different from most balanced funds. Investment decisions for the Fund are made without these 80%, 40% and 30% of assets allocations” is replaced by: “[Derivatives and other instruments that provide exposure to income-producing investments or have similar economic characteristics may be counted toward the Fund’s 80% allocation to income- producing investments. Derivatives and other instruments that provide exposure to foreign investments or have similar economic characteristics may be counted toward its 40% and 30% foreign-investment allocations.]”

41

regard to the capitalization (size) of the companies in which it invests. The Fund may invest in any size company, including large, medium and smaller companies.

The Fund may also invest in precious metals other than gold, and futures contracts related to precious metals. Under normal circumstances, the Fund anticipates it will allocate a substantial amount of its assets to income- producing securities.

That generally means that approximately 80% or more of the Fund’s net assets (plus any borrowings for investment purposes) will be allocated to such investments, which may include dividend paying equities, both high-yield (below investment grade) and investment grade debt, sovereign bonds, and various short-term debt instruments. The Fund may invest in securities with any maturity or investment rating, as well as unrated securities.

The Fund may also invest (typically for hedging purposes) in derivative instruments such as options, futures contracts and options on futures contracts, credit default swaps, and swaps and options on indices. Additionally, under normal circumstances, the Fund anticipates it will allocate a substantial amount of its assets to foreign investments (including American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts).

That generally means that approximately 40% or more of the Fund’s net assets (plus any borrowings for investment purposes) will be allocated to foreign investments (unless market conditions are not deemed favorable by the Fund, in which case the Fund expects to invest at least 30% of its net assets (plus any borrowings for investment purposes) in foreign investments).

For purposes of these 80%, 40% and 30% of assets allocations, the Fund “counts” relevant derivative positions on investments, and in doing so, values each position at the price at which it is held on the Fund’s books (generally market price, but anticipates valuing each such position for purposes of assessing compliance with this test at notional value).

42

The investment philosophy and strategy of the Fund can be broadly characterized as a “value” approach, as it generally seeks a “margin of safety” in its investment purchases with the goal being to avoid permanent impairment of capital (as opposed to temporary losses in share value relating to shifting investor sentiment or other normal share price volatility).

With respect to equity investments in particular, a discount to “intrinsic value” is sought even for what appear to be the best of businesses, with a deeper discount demanded for companies that we view as under business model, balance sheet, management or other stresses. “Intrinsic value” is based on our judgment of what a prudent and rational business buyer would pay in cash for all of the company in normal markets.

Investments in debt instruments are made after careful scrutiny of the underlying creditworthiness of the issuer, taking into account such factors as cash flow generation, liquidation value and structural protections. The Fund seeks to own debt instruments that offer an attractive “margin of safety” on principal repayment relative to the total expected return of the security.

The Fund makes some investments through a special purpose trading subsidiary (the “Subsidiary”) and may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest in commodities and related instruments (primarily gold bullion and other precious metals and related futures contracts).

Principal Risks

An investment in each Fund is subject to certain risks. The principal risks associated with an investment in the First Eagle Global Balanced Fund are the same as the principal risks associated with an investment in the Victory First Eagle Global Balanced Fund because the Funds will have the same investment objective(s) and principal investment strategies, except as noted above. The following table identifies each principal investment risk applicable to both Funds. Additional information regarding these risks is set forth in Exhibit C.

It is possible to lose money on an investment in a Fund. The Funds will be affected by the investment decisions, techniques and risk analyses of their investment adviser, and there is no guarantee that a Fund will achieve its investment objective. Any of the following risks, among others, could affect Fund performance, cause a Fund to lose money or cause a Fund to underperform relevant market measures or other funds. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

43

	First Eagle Global Balanced	Victory First Eagle Global
Principal Investment Risk	Fund	Balanced Fund
	(Acquired Fund)	(Acquiring Fund)
Market Risk	X	X
Equity Risk	X	X
Foreign Investment Risk	X	X

Geographic Investment Risk	X	X

Canada Risk	X	X
European Risk	X	X
Credit and Interest Rate Risk	X	X

Corporate Bond Risk	X	X

Prepayment Risk	X	X
Dividend Risk	X	X
Income Risk	X	X

Changes in Debt Ratings Risk	X	X
Defaulted Securities Risk	X	X
High Yield Risk	X	X

Gold Risk	X	X

Derivatives Risk	X	X
Options Risk	X	X
Swaps Risk	X	X
Currency Risk	X	X

Small and Medium-Size Company Risk	X	X
Large-Size Company Risk	X	X
Bank Loan Risk	X	X

Sovereign Debt Risk	X	X

Reference Rate Transition Risk	X	X
Cybersecurity Risk	X	X
Value Investment Strategy Risk	X	X

Subsidiary Risk	X	X

See Exhibit C for a detailed description of each of these risks.

Fund Performance

The Acquiring Fund will not commence investment operations until after the closing of the Reorganization. At that time, the Acquiring Fund will adopt the performance history of the Acquired Fund, which will be the accounting and performance survivor of the Reorganization.

The following information provides an indication of the risks of investing in the Acquired Fund by showing changes in the Acquired Fund’s performance from year to year and by showing how its average annual returns for the periods shown compare with one or more broad measures of market performance. The bar chart shows calendar-year total returns for the Acquired Fund’s Class A shares. The chart assumes reinvestment of dividends and distributions and does not reflect applicable sales charges; if sales charges were included, the returns would be lower.

Effective September 30, 2025, the Fund changed the blended benchmark used for comparative performance reporting. The table presents the current and supplemental benchmark information shown in the current summary prospectus.

Updated performance information is available at www.firsteagle.com or by calling 800.334.2143. Past performance (before and after taxes) does not necessarily indicate how the Acquired Fund or, following the Reorganization, the Acquiring Fund will perform in the future.

Calendar Year Total Returns — Class A

44

Annual Return (%)
30
25
20
15
10
5
0
−5
−10
10.11%
12.96%
-6.50%
14.65%
4.65%
9.75%
-3.55%
8.16%
6.62%
26.22%
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025

Best Quarter			Worst Quarter

Fourth Quarter 2022	11.10%		First Quarter 2020	-15.78%

The year-to-date return as of September 30, 2026 was [		]%.

The following table presents average annual total returns as of December 31, 2025. After-tax returns are shown only for Class A shares. After-tax returns for other classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect for each year and do not reflect state or local taxes. Actual after-tax returns depend on an investor’s tax situation and are not relevant to investors who hold shares through tax-deferred arrangements.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years	Class R6 Since

				Inception (3/1/17)

Class A Shares — Return Before Taxes	19.90%	7.93%	7.41%	—
Class A Shares — Return After Taxes on Distributions	18.11%	6.57%	6.31%	—

Class A Shares — Return After Taxes on Distributions and	12.01%	5.73%	5.55%	—
Sale of Fund Shares

Class C Shares — Return Before Taxes	24.20%	8.18%	7.14%	—
Class I Shares — Return Before Taxes	26.46%	9.29%	8.22%	—

Class R6 Shares — Return Before Taxes	26.60%	9.37%	—	7.74%

Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%	1.87%

Bloomberg Global Aggregate Bond Index	8.17%	-2.15%	1.26%	1.01%
MSCI World Index (net of withholding taxes)	21.09%	12.15%	12.17%	12.30%

60% MSCI World Index / 40% Bloomberg U.S. Aggregate	15.51%	7.13%	8.23%	8.26%
Bond Index

60% MSCI World Index / 40% Bloomberg Global Aggregate	15.90%	6.35%	7.89%	7.87%
Bond Index

Comparison of Portfolio Management Team

The Victory First Eagle Global Balanced Fund will have the same portfolio managers who manage the First Eagle Global Balanced Fund. The portfolio managers listed below are jointly and primarily responsible for the day-to-day management of the Acquired Fund and, following the Reorganization, will be jointly and primarily responsible for the day-to-day management of the corresponding Acquiring Fund.

Portfolio Manager	Current Title / Experience	Service on Acquired Fund
Julien Albertini	Portfolio Manager, Global Value team	Since March 2019
Idanna Appio	Portfolio Manager	Since May 2021

George Ross	Portfolio Manager	Since October 2025

See Exhibit D for additional information about the members of the Victory First Eagle Global Balanced Fund portfolio management team.

45

Reorganization of First Eagle Rising Dividend Fund into Victory First Eagle Rising Dividend Fund Comparison of Current and Pro Forma Expenses

Shareholder Fees (fees paid directly from your investment)

First Eagle Rising Dividend Fund (Current)(Acquired Fund)

		Class A		Class C	Class I	Class R6

Maximum sales charge (load) when you buy		5.00%		None	None	None
shares (as a percentage of offering price)

Maximum deferred sales charge (load) (as a
percentage of the lesser of your purchase or		1.00%*		1.00%	None	None
redemption price)
Victory First Eagle Rising Dividend Fund (Pro Forma)(Acquiring Fund)

		Class A		Class C	Class Y	Class R6

Maximum sales charge (load) when you buy	[	]%		None	None	None
shares (as a percentage of offering price)
Maximum deferred sales charge (load) (as a	[	]%*	[	]%	None	None
percentage of the lesser of your purchase or
redemption price)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment): First Eagle Rising Dividend Fund (Current)(Acquired Fund)

	Class A	Class C	Class I	Class R6
Management Fees**	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.24%	0.19%	0.22%	0.15%

Total Annual Fund Operating Expenses	0.99%	1.69%	0.72%	0.65%

Fee Waiver/Expense Reimbursement**	(0.09)%	(0.04)%	(0.07)%	None
Total Annual Fund Operating Expenses After	0.90%	1.65%	0.65%	0.65%
Fee Waiver and/or Expense Reimbursement

Victory First Eagle Rising Dividend Fund (Pro Forma)(Acquiring Fund)
	Class A	Class C	Class Y	Class R6

Management Fees	0.50%	0.50%	0.50%	0.50%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None

Other Expenses(1)	[●]	[●]	[●]	[●]
Total Annual Fund Operating Expenses	[●]	[●]	[●]	[●]

Fee Waiver/Expense Reimbursement(2)	[●]	[●]	[●]	[●]
Total Annual Fund Operating Expenses After	[0.90%]	[1.65%]	[0.65%]	[0.65%]
Fee Waiver and/or Expense Reimbursement(2)

*For the Acquired Fund, a contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge. For Acquired Fund Class C shares, a 1.00%

CDSC generally applies if shares are sold within one year of purchase. For the Acquiring Fund, a CDSC of [		]% may apply to
purchases of $[	] or more made without an initial sales charge and redeemed within 18 months of purchase. For Acquiring Fund
Class C shares, a [	]% CDSC applies to purchases redeemed within 12 months.

**First Eagle Investment Management, LLC (the “Adviser”) has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, C, I and R6 so that the total annual operating expenses (excluding interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, dividend and other expenses relating to short sales, and extraordinary expenses, if any)

46

(“annual operating expenses”) of each class are limited to 0.90%, 1.65%, 0.65% and 0.65% of average net assets, respectively. Each of these undertakings lasts until February 28, 2027 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Classes A, C, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 0.90%, 1.65%, 0.65% and 0.65% of the class’ average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

(1)Estimated for the current fiscal year, as the Acquiring Fund has not yet commenced investment operations.

(2)[Victory Capital, the Acquiring Fund’s investment adviser, has contractually agreed to waive its management fee and/or reimburse expenses for at least two years following the closing of the Reorganization so that the total annual fund operating expenses of each class of shares (or, where shares are not designated by class, such shares) (excluding certain items such as interest, taxes, brokerage commissions, and acquired fund fees and expenses) do not exceed the current contractual expense limitation applicable to the corresponding class or shares of the Acquired Fund or, if there is no such contractual expense limitation, the expense ratio based on the expenses of that class or those shares for the most recent fiscal year. The contractual limits may be different at the time of the closing of the Reorganization. Victory Capital is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Acquiring Fund’s Board of Trustees.]

Expense examples: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the Fund’s total annual operating expenses remain the same except for year one (which considers the effect of the expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own shares	1	3	5	10
First Eagle Rising Dividend Fund (Current) (Acquired	$587	$791	$1,011	$1,645
Fund) — Class A — Sold or Held

First Eagle Rising Dividend Fund (Current) (Acquired	$268	$529	$914	$1,994
Fund) — Class C — Sold

First Eagle Rising Dividend Fund (Current) (Acquired	$168	$529	$914	$1,994
Fund) — Class C — Held

First Eagle Rising Dividend Fund (Current) (Acquired	$66	$223	$394	$888
Fund) — Class I — Sold or Held

First Eagle Rising Dividend Fund (Current) (Acquired	$66	$208	$362	$810
Fund) — Class R6 — Sold or Held

Victory First Eagle Rising Dividend Fund (Pro Forma)	[●]	[●]	[●]	[●]
(Acquiring Fund) — Class A — Sold or Held
Victory First Eagle Rising Dividend Fund (Pro Forma)	[●]	[●]	[●]	[●]
(Acquiring Fund) — Class C — Sold
Victory First Eagle Rising Dividend Fund (Pro Forma)	[●]	[●]	[●]	[●]
(Acquiring Fund) — Class C — Held
Victory First Eagle Rising Dividend Fund (Pro Forma)	[●]	[●]	[●]	[●]
(Acquiring Fund) — Class Y — Sold or Held
Victory First Eagle Rising Dividend Fund (Pro Forma)	[●]	[●]	[●]	[●]
(Acquiring Fund) — Class R6 — Sold or Held

Portfolio Turnover: During the fiscal year ended October 31, 2025, the Acquired Fund’s portfolio turnover rate was 12.52% of the average value of its portfolio. No portfolio turnover information is included for the Acquiring Fund because it has not yet commenced investment operations. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

Comparison of Investment Objective(s), Principal Investment Strategies and Principal Risks

Investment Objective and Principal Investment Strategies

47

The Acquired Fund and its corresponding Acquiring Fund will have the same investment objectives and principal investment strategies, except as noted below.

There can be no assurance that a Fund will achieve its investment objective.

	First Eagle Rising Dividend Fund	Victory First Eagle Rising Dividend
	(Acquired Fund)	Fund (Acquiring Fund)
Investment Objective	The Fund seeks capital appreciation and	Same as Acquired Fund.
current income.

Principal Investment Strategy	To achieve its objective of capital	Same as Acquired Fund, except that
	appreciation and current income, under	“Normally, at least 80%” reads “Under
	normal circumstances the Fund will	normal circumstances, at least 80%”.
	primarily invest in domestic stocks and,	The sentence beginning “The Fund
	to a lesser extent, debt and foreign	‘counts’ relevant derivative positions”
	equity instruments (including American	is replaced by: “[Derivatives and other
	Depositary Receipts, Global Depositary	instruments that provide exposure to
	Receipts and European Depositary	dividend-paying equity securities
	Receipts). The Fund’s investments in	whose dividends are expected to
	foreign equity instruments can be	increase over time, or have similar
	denominated in any applicable foreign	economic characteristics, may be
	currency.	counted toward the Fund’s 80%
	Normally, at least 80% of the Fund’s	policy.]”
net assets (plus any borrowings for
investment purposes) are invested in
dividend paying equity securities where
the dividends are expected to increase
over time.
Such investments include common
stock, hybrid instruments such as
preferred stock and convertible
securities, and real estate investment
trusts. The Fund also may invest in
warrants, corporate bonds and other
debt instruments, repurchase
agreements and derivatives.
The Fund “counts” relevant derivative
positions towards its “80% of assets”
allocation and, in doing so, values each
position at the price at which it is held
on the Fund’s books (generally market
price, but anticipates valuing each such
position for purposes of assessing
compliance with this test at notional
value).
In selecting companies for investment,
the Adviser seeks to identify what it
considers to be high quality companies.
While a company selected for
investment may not meet all of these
characteristics, the Adviser considers a
high quality company to demonstrate,
in the opinion of the Adviser, some or
all of the following: durable
competitive advantage(s); conservative
capital structure; prudent management;
and attractive financial metrics,
including the capacity to grow
dividends.
The Adviser generally will sell an
investment if it no longer meets these

48

criteria. The derivatives in which the Fund may invest include written covered call and put options on equity or debt securities. The Fund may write “covered” call (and put) options on equity or debt securities in seeking to enhance investment return and to hedge against declines (or increases) in the prices of portfolio securities.

The Fund may enter into certain types of repurchase agreements, primarily as a cash management strategy.

The investment philosophy and strategy of the Fund can be broadly characterized as a “value” approach, as it generally seeks a “margin of safety” in its investment purchases with the goal being to avoid permanent impairment of capital (as opposed to temporary losses in share value relating to shifting investor sentiment or other normal share price volatility).

In particular, a discount to “intrinsic value” is sought even for the best of businesses, with a deeper discount demanded for companies that we view as under business model, balance sheet, management or other stresses. “Intrinsic value” is based on our judgment of what a prudent and rational business buyer would pay in cash for all of the company in normal markets. See also the Defensive Investment Strategies section of the Fund’s Prospectus.

Investment decisions for the Fund are made without regard to the capitalization (size) of the companies in which it invests. The Fund may invest in debt securities generally without regard to their credit rating, time to maturity or duration. “Duration” is a way of measuring a debt security’s sensitivity to a potential change in interest rates.

However, the Fund has no current intention of investing more than 5% of its net assets in debt instruments that are below investment grade (commonly referred to as “high yield” or “junk” bonds).

The Fund is a “non-diversified” fund. It generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

Principal Risks

49

An investment in each Fund is subject to certain risks. The principal risks associated with an investment in the First Eagle Rising Dividend Fund are the same as the principal risks associated with an investment in the Victory First Eagle Rising Dividend Fund because the Funds will have the same investment objective(s) and principal investment strategies, except as noted above. The following table identifies each principal investment risk applicable to both Funds. Additional information regarding these risks is set forth in Exhibit C.

It is possible to lose money on an investment in a Fund. The Funds will be affected by the investment decisions, techniques and risk analyses of their investment adviser, and there is no guarantee that a Fund will achieve its investment objective. Any of the following risks, among others, could affect Fund performance, cause a Fund to lose money or cause a Fund to underperform relevant market measures or other funds. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

	First Eagle Rising Dividend	Victory First Eagle Rising
Principal Investment Risk	Fund	Dividend Fund
	(Acquired Fund)	(Acquiring Fund)
Market Risk	X	X
Equity Risk	X	X

Dividend Risk	X	X

Income Risk	X	X
Preferred Stock Risk	X	X
Warrants and Rights Risk	X	X
Convertible Security Risk	X	X
Diversification Risk	X	X
Credit and Interest Rate Risk	X	X

Corporate Bond Risk	X	X

Call Risk	X	X
Prepayment Risk	X	X
Small and Medium-Size Company Risk	X	X
Large-Size Company Risk	X	X
Repurchase Agreements Risk	X	X
Options Risk	X	X
Foreign Investment Risk	X	X

Currency Risk	X	X

Real Estate Industry Risk	X	X
Cybersecurity Risk	X	X
Value Investment Strategy Risk	X	X

See Exhibit C for a detailed description of each of these risks.

Fund Performance

The Acquiring Fund will not commence investment operations until after the closing of the Reorganization. At that time, the Acquiring Fund will adopt the performance history of the Acquired Fund, which will be the accounting and performance survivor of the Reorganization.

The following information provides an indication of the risks of investing in the Acquired Fund by showing changes in the Acquired Fund’s performance from year to year and by showing how its average annual returns for the periods shown compare with one or more broad measures of market performance. The bar chart shows calendar-year total returns for the Acquired Fund’s Class A shares. The chart assumes reinvestment of dividends and distributions and does not reflect applicable sales charges; if sales charges were included, the returns would be lower.

Effective March 1, 2023, the Fund changed its name and principal investment strategy. In August 2020, First Eagle became the Fund’s sole investment manager. Performance for earlier periods reflects the Fund’s prior name, investment strategy and management arrangements.

50

Updated performance information is available at www.firsteagle.com or by calling 800.334.2143. Past performance (before and after taxes) does not necessarily indicate how the Acquired Fund or, following the Reorganization, the Acquiring Fund will perform in the future.

Calendar Year Total Returns — Class A

Best Quarter			Worst Quarter

First Quarter 2019	18.65%		First Quarter 2020	-23.72%
The year-to-date return as of September 30, 2026 was [		]%.

The following table presents average annual total returns as of December 31, 2025. After-tax returns are shown only for Class A shares. After-tax returns for other classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect for each year and do not reflect state or local taxes. Actual after-tax returns depend on an investor’s tax situation and are not relevant to investors who hold shares through tax-deferred arrangements.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years	Class R6 Since

				Inception (3/1/17)

Class A Shares — Return Before Taxes	17.61%	9.82%	7.19%	—

Class A Shares — Return After Taxes on Distributions	14.78%	7.72%	4.73%	—

Class A Shares — Return After Taxes on Distributions and	11.67%	7.24%	4.94%	—
Sale of Fund Shares

Class C Shares — Return Before Taxes	21.92%	10.12%	6.94%	—

Class I Shares — Return Before Taxes	24.15%	11.23%	8.04%	—

Class R6 Shares — Return Before Taxes	24.18%	11.24%	—	8.42%

S&P 500 Index (no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	14.70%

Comparison of Portfolio Management Team

The Victory First Eagle Rising Dividend Fund will have the same portfolio managers who manage the First Eagle Rising Dividend Fund. The portfolio managers listed below are jointly and primarily responsible for the day-to-day management of the Acquired Fund and, following the Reorganization, will be jointly and primarily responsible for the day-to-day management of the corresponding Acquiring Fund.

Portfolio Manager	Current Title / Experience	Service on Acquired Fund
Julien Albertini	Portfolio Manager, Global Value team	Since August 2020
Manish Gupta	Portfolio Manager, Global Value team	Since August 2020
Christian Heck	Portfolio Manager, Global Value team	Since August 2020

See Exhibit D for additional information about the members of the Victory First Eagle Rising Dividend Fund portfolio management team.

51

Reorganization of First Eagle Small Cap Opportunity Fund into Victory First Eagle Small Cap Opportunity Fund Comparison of Current and Pro Forma Expenses

Shareholder Fees (fees paid directly from your investment)

First Eagle Small Cap Opportunity Fund (Current)(Acquired Fund)

		Class A		Class C	Class I	Class R6

Maximum sales charge (load) when you buy		5.00%		None	None	None
shares (as a percentage of offering price)

Maximum deferred sales charge (load) (as a
percentage of the lesser of your purchase or		1.00%*		1.00%	None	None
redemption price)
Victory First Eagle Small Cap Opportunity	Fund (Pro		Forma)(Acquiring Fund)

		Class A		Class C	Class Y	Class R6

Maximum sales charge (load) when you buy	[	]%		None	None	None
shares (as a percentage of offering price)
Maximum deferred sales charge (load) (as a	[	]%*	[	]%	None	None
percentage of the lesser of your purchase or
redemption price)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment): First Eagle Small Cap Opportunity Fund (Current)(Acquired Fund)

	Class A	Class C	Class I	Class R6
Management Fees**	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.14%	0.15%	0.18%	0.08%

Total Annual Fund Operating Expenses	1.24%	2.00%	1.03%	0.93%

Fee Waiver/Expense Reimbursement**	None	None	(0.03)%	(0.06)%
Total Annual Fund Operating Expenses After	1.24%	2.00%	1.00%	0.87%
Fee Waiver and/or Expense Reimbursement

Victory First Eagle Small Cap Opportunity	Fund (Pro	Forma)(Acquiring Fund)
	Class A	Class C	Class Y	Class R6

Management Fees	0.85%	0.85%	0.85%	0.85%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None

Other Expenses(1)	[●]	[●]	[●]	[●]
Total Annual Fund Operating Expenses	[●]	[●]	[●]	[●]

Fee Waiver/Expense Reimbursement(2)	[●]	[●]	[●]	[●]
Total Annual Fund Operating Expenses After	[1.24%]	[2.00%]	[1.00%]	[0.87%]
Fee Waiver and/or Expense Reimbursement(2)

*For the Acquired Fund, a contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge. For Acquired Fund Class C shares, a 1.00%

CDSC generally applies if shares are sold within one year of purchase. For the Acquiring Fund, a CDSC of [		]% may apply to
purchases of $[	] or more made without an initial sales charge and redeemed within 18 months of purchase. For Acquiring Fund
Class C shares, a [	]% CDSC applies to purchases redeemed within 12 months.

**First Eagle Investment Management, LLC (the “Adviser”) has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, C, I and R6 so that the total annual operating expenses (excluding interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, dividend and other expenses relating to short sales, and extraordinary expenses, if any)

52

(“annual operating expenses”) of each class are limited to 1.25%, 2.00%, 1.00% and 0.87% of average net assets, respectively. The undertakings for Classes A, C and I last until February 28, 2027, and the undertaking for Class R6 lasts until February 28, 2028. These undertakings may not be terminated during their respective terms without the consent of the Board of Trustees. The Fund has agreed that each of Classes A, C, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 1.25%, 2.00%, 1.00% and 0.87% of the class’ average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

(1)Estimated for the current fiscal year, as the Acquiring Fund has not yet commenced investment operations.

(2)[Victory Capital, the Acquiring Fund’s investment adviser, has contractually agreed to waive its management fee and/or reimburse expenses for at least two years following the closing of the Reorganization so that the total annual fund operating expenses of each class of shares (or, where shares are not designated by class, such shares) (excluding certain items such as interest, taxes, brokerage commissions, and acquired fund fees and expenses) do not exceed the current contractual expense limitation applicable to the corresponding class or shares of the Acquired Fund or, if there is no such contractual expense limitation, the expense ratio based on the expenses of that class or those shares for the most recent fiscal year. The contractual limits may be different at the time of the closing of the Reorganization. Victory Capital is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Acquiring Fund’s Board of Trustees.]

Expense examples: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the Fund’s total annual operating expenses remain the same except for year one (which considers the effect of the expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own shares	1	3	5	10
First Eagle Small Cap Opportunity Fund (Current)	$620	$874	$1,147	$1,925
(Acquired Fund) — Class A — Sold or Held

First Eagle Small Cap Opportunity Fund (Current)	$303	$627	$1,078	$2,327
(Acquired Fund) — Class C — Sold

First Eagle Small Cap Opportunity Fund (Current)	$203	$627	$1,078	$2,327
(Acquired Fund) — Class C — Held

First Eagle Small Cap Opportunity Fund (Current)	$102	$325	$566	$1,257
(Acquired Fund) — Class I — Sold or Held

First Eagle Small Cap Opportunity Fund (Current)	$89	$286	$504	$1,133
(Acquired Fund) — Class R6 — Sold or Held

Victory First Eagle Small Cap Opportunity Fund (Pro	[●]	[●]	[●]	[●]
Forma) (Acquiring Fund) — Class A — Sold or Held
Victory First Eagle Small Cap Opportunity Fund (Pro	[●]	[●]	[●]	[●]
Forma) (Acquiring Fund) — Class C — Sold
Victory First Eagle Small Cap Opportunity Fund (Pro	[●]	[●]	[●]	[●]
Forma) (Acquiring Fund) — Class C — Held
Victory First Eagle Small Cap Opportunity Fund (Pro	[●]	[●]	[●]	[●]
Forma) (Acquiring Fund) — Class Y — Sold or Held
Victory First Eagle Small Cap Opportunity Fund (Pro	[●]	[●]	[●]	[●]
Forma) (Acquiring Fund) — Class R6 — Sold or Held

Portfolio Turnover: During the fiscal year ended October 31, 2025, the Acquired Fund’s portfolio turnover rate was 47.31% of the average value of its portfolio. No portfolio turnover information is included for the Acquiring Fund because it has not yet commenced investment operations. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

Comparison of Investment Objective(s), Principal Investment Strategies and Principal Risks

Investment Objective and Principal Investment Strategies

53

The Acquired Fund and its corresponding Acquiring Fund will have the same investment objectives and principal investment strategies, except as noted below.

There can be no assurance that a Fund will achieve its investment objective.

	First Eagle Small Cap Opportunity	Victory First Eagle Small Cap
	Fund (Acquired Fund)	Opportunity Fund (Acquiring Fund)
Investment Objective	The Fund seeks long-term growth of	Same as Acquired Fund.
capital.

Principal Investment Strategy	The Fund invests, under normal	Same as Acquired Fund, except that
	circumstances, in equity securities of	“Normally, the Fund invests at least
	small- and micro-cap companies in an	80%” reads “Under normal
	attempt to take advantage of what the	circumstances, the Fund invests at least
	Adviser believes are opportunistic	80%”.
situations for undervalued securities.
Normally, the Fund invests at least 80%
of its net assets (plus any borrowings
for investment purposes) in the equity
securities (e.g., common stocks,
warrants and rights), including hybrid
securities (e.g., preferred stocks and
convertible securities), of small-cap
companies.
The Adviser defines small-cap
companies as those that have at the time
of investment a market capitalization
not greater than that of the largest
company in the Russell 2000® Index.
The Russell 2000® Index is
reconstituted annually. Within small-
cap, the Adviser further defines micro-
cap companies as those that have at the
time of investment a market
capitalization not greater than that of
the largest company in the Russell
Microcap® Index.
The Russell Microcap® Index is
reconstituted annually.
Small-cap companies and micro-cap
companies may have similar
commercial characteristics (e.g.,
developing or marketing new products
or services for which markets are not
yet established). They differ, however,
in the market value of their outstanding
shares (i.e., market capitalization) with
micro-cap companies having smaller
market capitalizations than small-cap
companies.
Potential investments that the Adviser
considers to be opportunistic may
include situations involving company
turnarounds (e.g., a company that may
be experiencing periods of poor
financial or stock performance but may
be exhibiting potential for financial
recovery), emerging growth companies
with interrupted earnings patterns (e.g.,
companies without a long or consistent
history of earnings but that the Adviser

54

believes have the potential for earnings growth), companies with unrecognized asset values, or undervalued growth companies (e.g., companies that have low multiples of price-to-book or price- to-sales ratios, or companies with securities that are trading at a price below what the Adviser believes the security is worth).

In certain market environments, the Fund may invest up to 10% of its net assets (plus any borrowings for investment purposes and measured at the time of investment) in securities of foreign issuers.

The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what the Adviser deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Principal Risks

An investment in each Fund is subject to certain risks. The principal risks associated with an investment in the First Eagle Small Cap Opportunity Fund are the same as the principal risks associated with an investment in the Victory First Eagle Small Cap Opportunity Fund because the Funds will have the same investment objective(s) and principal investment strategies, except as noted above. The following table identifies each principal investment risk applicable to both Funds. Additional information regarding these risks is set forth in Exhibit C.

It is possible to lose money on an investment in a Fund. The Funds will be affected by the investment decisions, techniques and risk analyses of their investment adviser, and there is no guarantee that a Fund will achieve its investment objective. Any of the following risks, among others, could affect Fund performance, cause a Fund to lose money or cause a Fund to underperform relevant market measures or other funds. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

	First Eagle Small Cap	Victory First Eagle Small Cap
Principal Investment Risk	Opportunity Fund	Opportunity Fund
	(Acquired Fund)	(Acquiring Fund)
Market Risk	X	X
Small-Size Company Risk	X	X
Micro-Size Company Risk	X	X
Equity Risk	X	X
Convertible Security Risk	X	X

Preferred Stock Risk	X	X

Warrants and Rights Risk	X	X
Foreign Investment Risk	X	X
Currency Risk	X	X
Other Investment Company Risk	X	X

Cybersecurity Risk	X	X
Value Investment Strategy Risk	X	X

See Exhibit C for a detailed description of each of these risks.

55

Annual Return (%)
20
15
10
5
0
−5
−10
−15
16.76%
13.33%
6.49%
-14.05%
2022
2023
2024
2025

Fund Performance

The Acquiring Fund will not commence investment operations until after the closing of the Reorganization. At that time, the Acquiring Fund will adopt the performance history of the Acquired Fund, which will be the accounting and performance survivor of the Reorganization.

The following information provides an indication of the risks of investing in the Acquired Fund by showing changes in the Acquired Fund’s performance from year to year and by showing how its average annual returns for the periods shown compare with one or more broad measures of market performance. The bar chart shows calendar-year total returns for the Acquired Fund’s Class I shares. The chart assumes reinvestment of dividends and distributions and does not reflect applicable sales charges; if sales charges were included, the returns would be lower.

Updated performance information is available at www.firsteagle.com or by calling 800.334.2143. Past performance (before and after taxes) does not necessarily indicate how the Acquired Fund or, following the Reorganization, the Acquiring Fund will perform in the future.

Calendar Year Total Returns — Class I

Best Quarter			Worst Quarter

Third Quarter 2025	13.04%		Second Quarter 2022	-18.21%

The year-to-date return as of September 30, 2026 was [		]%.

The following table presents average annual total returns as of December 31, 2025. After-tax returns are shown only for Class I shares. After-tax returns for other classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect for each year and do not reflect state or local taxes. Actual after-tax returns depend on an investor’s tax situation and are not relevant to investors who hold shares through tax-deferred arrangements.

Average Annual Total Returns as of December 31, 2025

	1 Year	Class A Since	Class I Since	Class R6 Since
		Inception (7/1/21)	Inception (4/27/21)	Inception (7/1/21)

Class A Shares — Return Before Taxes	7.42%	2.42%	—	—

Class I Shares — Return Before Taxes	13.33%	—	4.37%	—

Class I Shares — Return After Taxes on Distributions	13.01%	—	4.01%	—

Class I Shares — Return After Taxes on Distributions and	8.05%	—	3.27%	—
Sale of Fund Shares

Class R6 Shares — Return Before Taxes	13.40%	—	—	3.88%

S&P 500 Index	17.88%	12.54%	13.79%	12.54%

Russell 2000 Value Index	12.59%	4.28%	5.03%	4.28%

Russell 2000 Index	12.81%	3.02%	3.78%	3.02%

56

Comparison of Portfolio Management Team

The Victory First Eagle Small Cap Opportunity Fund will have the same portfolio managers who manage the First Eagle Small Cap Opportunity Fund. The portfolio managers listed below are jointly and primarily responsible for the day-to-day management of the Acquired Fund and, following the Reorganization, will be jointly and primarily responsible for the day-to-day management of the corresponding Acquiring Fund.

Portfolio Manager	Current Title / Experience	Service on Acquired Fund
William A. Hench	Head of the Small Cap team and Lead Portfolio Manager	Since April 2021

Suzanne Franks	Associate Portfolio Manager, Small Cap team	Since April 2021
Adam Mielnik	Associate Portfolio Manager, Small Cap team	Since March 2026

See Exhibit D for additional information about the members of the Victory First Eagle Small Cap Opportunity Fund portfolio management team.

Reorganization of First Eagle U.S. Smid Cap Opportunity Fund into Victory First Eagle U.S. Smid Cap Opportunity

Fund

Comparison of Current and Pro Forma Expenses

Shareholder Fees (fees paid directly from your investment)

First Eagle U.S. Smid Cap Opportunity Fund (Current)(Acquired Fund)

		Class A	Class I	Class R6

Maximum sales charge (load) when you buy		5.00%	None	None
shares (as a percentage of offering price)

Maximum deferred sales charge (load) (as a
percentage of the lesser of your purchase or		1.00%*	None	None
redemption price)
Victory First Eagle U.S. Smid Cap Opportunity Fund (Pro Forma)(Acquiring Fund)

		Class A	Class Y	Class R6

Maximum sales charge (load) when you buy	[	]%	None	None
shares (as a percentage of offering price)
Maximum deferred sales charge (load) (as a	[	]%*	None	None
percentage of the lesser of your purchase or
redemption price)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment): First Eagle U.S. Smid Cap Opportunity Fund (Current)(Acquired Fund)

	Class A	Class I	Class R6

Management Fees**	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	None	None

Other Expenses	1.11%	1.00%	0.84%

Total Annual Fund Operating Expenses	2.11%	1.75%	1.59%
Fee Waiver/Expense Reimbursement**	(0.91)%	(0.80)%	(0.64)%
Total Annual Fund Operating Expenses After	1.20%	0.95%	0.95%
Fee Waiver and/or Expense Reimbursement

Victory First Eagle U.S. Smid Cap Opportunity Fund (Pro Forma)(Acquiring Fund)
	Class A	Class Y	Class R6

Management Fees	0.75%	0.75%	0.75%

57

		Class A	Class Y	Class R6

	Distribution and/or Service (12b-1) Fees	0.25%	None	None

	Other Expenses(1)	[●]	[●]	[●]
	Total Annual Fund Operating Expenses	[●]	[●]	[●]

	Fee Waiver/Expense Reimbursement(2)	[●]	[●]	[●]
	Total Annual Fund Operating Expenses After	[1.20%]	[0.95%]	[0.95%]
Fee Waiver and/or Expense Reimbursement(2)
*	For the Acquired Fund, a contingent deferred	sales charge of 1.00% may	apply on certain redemptions of Class A shares made within
18 months following a purchase of $1,000,000 or more without an initial sales charge. For the Acquiring Fund, a CDSC of [					]% may
apply to purchases of $[	] or more made without an initial sales charge and redeemed within 18 months of purchase.

**First Eagle Investment Management, LLC (the “Adviser”) has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, I and R6 so that the total annual operating expenses (excluding interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, dividend and other expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 1.20%, 0.95% and 0.95% of average net assets, respectively. Each of these undertakings lasts until February 28, 2027 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Classes A, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 1.20%, 0.95% and 0.95% of the class’ average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

(1)Estimated for the current fiscal year, as the Acquiring Fund has not yet commenced investment operations.

(2)[Victory Capital, the Acquiring Fund’s investment adviser, has contractually agreed to waive its management fee and/or reimburse expenses for at least two years following the closing of the Reorganization so that the total annual fund operating expenses of each class of shares (or, where shares are not designated by class, such shares) (excluding certain items such as interest, taxes, brokerage commissions, and acquired fund fees and expenses) do not exceed the current contractual expense limitation applicable to the corresponding class or shares of the Acquired Fund or, if there is no such contractual expense limitation, the expense ratio based on the expenses of that class or those shares for the most recent fiscal year. The contractual limits may be different at the time of the closing of the Reorganization. Victory Capital is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Acquiring Fund’s Board of Trustees.]

Expense examples: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the Fund’s total annual operating expenses remain the same except for year one (which considers the effect of the expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own shares	1	3	5	10
First Eagle U.S. Smid Cap Opportunity Fund (Current)	$616	$1,044	$1,498	$2,751
(Acquired Fund) — Class A — Sold or Held

First Eagle U.S. Smid Cap Opportunity Fund (Current)	$97	$473	$874	$1,996
(Acquired Fund) — Class I — Sold or Held

First Eagle U.S. Smid Cap Opportunity Fund (Current)	$97	$439	$805	$1,835
(Acquired Fund) — Class R6 — Sold or Held

Victory First Eagle U.S. Smid Cap Opportunity Fund	[●]	[●]	[●]	[●]
(Pro Forma) (Acquiring Fund) — Class A — Sold or
Held
Victory First Eagle U.S. Smid Cap Opportunity Fund	[●]	[●]	[●]	[●]
(Pro Forma) (Acquiring Fund) — Class Y — Sold or
Held
Victory First Eagle U.S. Smid Cap Opportunity Fund	[●]	[●]	[●]	[●]
(Pro Forma) (Acquiring Fund) — Class R6 — Sold or
Held

58

Portfolio Turnover: During the fiscal year ended October 31, 2025, the Acquired Fund’s portfolio turnover rate was 66.26% of the average value of its portfolio. No portfolio turnover information is included for the Acquiring Fund because it has not yet commenced investment operations. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

Comparison of Investment Objective(s), Principal Investment Strategies and Principal Risks

Investment Objective and Principal Investment Strategies

The Acquired Fund and its corresponding Acquiring Fund will have the same investment objectives and principal investment strategies, except as noted below.

There can be no assurance that a Fund will achieve its investment objective.

	First Eagle U.S. Smid Cap	Victory First Eagle U.S. Smid Cap
	Opportunity Fund (Acquired Fund)	Opportunity Fund (Acquiring Fund)
Investment Objective	The Fund seeks long-term growth of	Same as Acquired Fund.
capital.

Principal Investment Strategy	The Fund invests, under normal	Same as Acquired Fund, except that
	circumstances, in equity securities of	“Normally, the Fund invests at least
	small- and mid-cap (“smid cap”)	80%” reads “Under normal
	companies in an attempt to take	circumstances, the Fund invests at least
	advantage of what the Adviser believes	80%”.
are opportunistic situations for
undervalued securities. Normally, the
Fund invests at least 80% of its net
assets (plus any borrowings for
investment purposes) in the equity
securities (e.g., common stocks,
warrants, rights and preferred stocks) of
U.S. smid cap companies.
The Adviser defines smid cap
companies as those that have at the time
of investment a market capitalization
not greater than that of the largest
company in the Russell 2500™ Index.
The Russell 2500™ Index is
reconstituted annually. As of December
31, 2025, the market capitalization
range of the companies included within
the Russell 2500™ Index was between
$5 million and $31 billion.
Potential investments that the Adviser
considers to be opportunistic may
include situations involving company
turnarounds (e.g., a company that may
be experiencing periods of poor
financial or stock performance but may
be exhibiting potential for financial
recovery), emerging growth companies
with interrupted earnings patterns (e.g.,
companies without a long or consistent
history of earnings but that the Adviser
believes have the potential for earnings
growth), companies with unrecognized
asset values, or undervalued growth
companies (e.g., companies that have
low multiples of price-to book or price-
to sales ratios, or companies with
securities that are trading at a price

59

below what the Adviser believes the security is worth).

The Adviser also considers investments in companies that have the potential to benefit from a perceived catalyst for positive change, such as companies with new management, a more favorable business cycle, product innovation and/or margin improvement.

In certain market environments, the Fund may invest up to 10% of its net assets (plus any borrowings for investment purposes and measured at the time of investment) in foreign investments (including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”)). The Fund may invest in other investment companies (e.g., exchange-traded funds) that invest in equity securities.

The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what the Adviser deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio. In managing the Fund’s assets, the Adviser uses various methods of analysis primarily rooted in drawing a view on the valuation of each security and a related evaluation of each company.

In selecting securities for the Fund, the Adviser generally evaluates the quality of a company’s balance sheet and other measures of a company’s financial condition and profitability, such as the history and/or potential for improvement in cash flow generation, internal rates of return, and sustainable earnings.

The Adviser generally seeks to invest in equity securities of companies that are trading below the Adviser’s estimate of the company’s current worth in an attempt to reduce the risk of overpaying for such securities.

Principal Risks

An investment in each Fund is subject to certain risks. The principal risks associated with an investment in the First Eagle U.S. Smid Cap Opportunity Fund are the same as the principal risks associated with an investment in the Victory First Eagle U.S. Smid Cap Opportunity Fund because the Funds will have the same investment objective(s) and principal investment strategies, except as noted above. The following table identifies each principal investment risk applicable to both Funds. Additional information regarding these risks is set forth in Exhibit C.

It is possible to lose money on an investment in a Fund. The Funds will be affected by the investment decisions, techniques and risk analyses of their investment adviser, and there is no guarantee that a Fund will achieve its

60

investment objective. Any of the following risks, among others, could affect Fund performance, cause a Fund to lose money or cause a Fund to underperform relevant market measures or other funds. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

	First Eagle U.S. Smid Cap	Victory First Eagle U.S. Smid Cap
Principal Investment Risk	Opportunity Fund	Opportunity Fund
	(Acquired Fund)	(Acquiring Fund)
Market Risk	X	X

Small and Medium-Size Company Risk	X	X
Equity Risk	X	X
Preferred Stock Risk	X	X

Warrants and Rights Risk	X	X

Foreign Investment Risk	X	X
Other Investment Company Risk	X	X
Cybersecurity Risk	X	X

Value Investment Strategy Risk	X	X

See Exhibit C for a detailed description of each of these risks.

Fund Performance

The Acquiring Fund will not commence investment operations until after the closing of the Reorganization. At that time, the Acquiring Fund will adopt the performance history of the Acquired Fund, which will be the accounting and performance survivor of the Reorganization.

The following information provides an indication of the risks of investing in the Acquired Fund by showing changes in the Acquired Fund’s performance from year to year and by showing how its average annual returns for the periods shown compare with one or more broad measures of market performance. The bar chart shows calendar-year total returns for the Acquired Fund’s Class A shares. The chart assumes reinvestment of dividends and distributions and does not reflect applicable sales charges; if sales charges were included, the returns would be lower.

Updated performance information is available at www.firsteagle.com or by calling 800.334.2143. Past performance (before and after taxes) does not necessarily indicate how the Acquired Fund or, following the Reorganization, the Acquiring Fund will perform in the future.

Calendar Year Total Returns — Class A

Best Quarter			Worst Quarter

Fourth Quarter 2023	11.28%		First Quarter 2025	-8.77%

The year-to-date return as of September 30, 2026 was [		]%.

61

The following table presents average annual total returns as of December 31, 2025. After-tax returns are shown only for Class A shares. After-tax returns for other classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect for each year and do not reflect state or local taxes. Actual after-tax returns depend on an investor’s tax situation and are not relevant to investors who hold shares through tax-deferred arrangements.

Average Annual Total Returns as of December 31, 2025

	1 Year	Class A Since	Class I Since	Class R6 Since
		Inception (8/15/22)	Inception (8/15/22)	Inception (8/15/22)

Class A Shares — Return Before Taxes	5.42%	5.97%	—	—

Class A Shares — Return After Taxes on Distributions	5.37%	5.79%	—	—

Class A Shares — Return After Taxes on Distributions and	3.21%	4.58%	—	—
Sale of Fund Shares

Class I Shares — Return Before Taxes	11.16%	—	7.88%	—

Class R6 Shares — Return Before Taxes	11.17%	—	—	7.87%

S&P 500 Index	17.88%	16.53%	16.53%	16.53%

Russell 2500 Value Index	12.73%	8.34%	8.34%	8.34%

Russell 2500 Index	11.91%	8.43%	8.43%	8.43%

Comparison of Portfolio Management Team

The Victory First Eagle U.S. Smid Cap Opportunity Fund will have the same portfolio managers who manage the First Eagle U.S. Smid Cap Opportunity Fund. The portfolio managers listed below are jointly and primarily responsible for the day-to-day management of the Acquired Fund and, following the Reorganization, will be jointly and primarily responsible for the day-to-day management of the corresponding Acquiring Fund.

Portfolio Manager	Current Title / Experience	Service on Acquired Fund
William A. Hench	Head of the Small Cap team and Lead Portfolio Manager	Since August 2022
Suzanne Franks	Associate Portfolio Manager, Small Cap team	Since August 2022

See Exhibit D for additional information about the members of the Victory First Eagle U.S. Smid Cap Opportunity Fund portfolio management team.

Reorganization of First Eagle Global Real Assets Fund into Victory First Eagle Global Real Assets Fund Comparison of Current and Pro Forma Expenses

Shareholder Fees (fees paid directly from your investment)

First Eagle Global Real Assets Fund (Current)(Acquired Fund)

		Class A	Class I	Class R6

Maximum sales charge (load) when you buy		5.00%	None	None
shares (as a percentage of offering price)

Maximum deferred sales charge (load) (as a
percentage of the lesser of your purchase or		1.00%*	None	None
redemption price)
Victory First Eagle Global Real Assets	Fund (Pro Forma)(Acquiring		Fund)

		Class A	Class Y	Class R6

Maximum sales charge (load) when you buy	[	]%	None	None
shares (as a percentage of offering price)
Maximum deferred sales charge (load) (as a	[	]%*	None	None
percentage of the lesser of your purchase or
redemption price)

62
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

First Eagle Global Real Assets Fund (Current)(Acquired Fund)

	Class A	Class I	Class R6

Management Fees**	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	None	None

Other Expenses	4.05%	4.05%	4.03%
Total Annual Fund Operating Expenses	4.95%	4.70%	4.68%

Fee Waiver/Expense Reimbursement**	(3.85)%	(3.85)%	(3.83)%
Total Annual Fund Operating Expenses After	1.10%	0.85%	0.85%
Fee Waiver and/or Expense Reimbursement

Victory First Eagle Global Real Assets	Fund (Pro Forma)(Acquiring	Fund)
		Class A	Class Y	Class R6

	Management Fees	0.65%	0.65%	0.65%
	Distribution and/or Service (12b-1) Fees	0.25%	None	None

	Other Expenses(1)	[●]	[●]	[●]
	Total Annual Fund Operating Expenses	[●]	[●]	[●]
	Fee Waiver/Expense Reimbursement(2)	[●]	[●]	[●]
	Total Annual Fund Operating Expenses After	[1.10%]	[0.85%]	[0.85%]
Fee Waiver and/or Expense Reimbursement(2)
*	For the Acquired Fund, a contingent deferred	sales charge of 1.00% may	apply on certain redemptions of Class A shares made within
18 months following a purchase of $1,000,000 or more without an initial sales charge. For the Acquiring Fund, a CDSC of [					]% may
apply to purchases of $[	] or more made without an initial sales charge and redeemed within 18 months of purchase.

**First Eagle Investment Management, LLC (the “Adviser”) has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, I and R6 so that the total annual operating expenses (excluding interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, dividend and other expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 1.10%, 0.85% and 0.85% of average net assets, respectively. Each of these undertakings lasts until February 28, 2027 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Classes A, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 1.10%, 0.85% and 0.85% of the class’ average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

(1)Estimated for the current fiscal year, as the Acquiring Fund has not yet commenced investment operations.

(2)[Victory Capital, the Acquiring Fund’s investment adviser, has contractually agreed to waive its management fee and/or reimburse expenses for at least two years following the closing of the Reorganization so that the total annual fund operating expenses of each class of shares (or, where shares are not designated by class, such shares) (excluding certain items such as interest, taxes, brokerage commissions, and acquired fund fees and expenses) do not exceed the current contractual expense limitation applicable to the corresponding class or shares of the Acquired Fund or, if there is no such contractual expense limitation, the expense ratio based on the expenses of that class or those shares for the most recent fiscal year. The contractual limits may be different at the time of the closing of the Reorganization. Victory Capital is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Acquiring Fund’s Board of Trustees.]

Expense examples: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the Fund’s total annual operating expenses remain the same except for year one (which considers the effect of the expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

63

Number of years you own shares	1	3	5	10
First Eagle Global Real Assets Fund (Current) (Acquired	$607	$1,584	$2,563	$5,014
Fund) — Class A — Sold or Held

First Eagle Global Real Assets Fund (Current) (Acquired	$87	$1,069	$2,057	$4,552
Fund) — Class I — Sold or Held

First Eagle Global Real Assets Fund (Current) (Acquired	$87	$1,065	$2,049	$4,537
Fund) — Class R6 — Sold or Held

Victory First Eagle Global Real Assets Fund (Pro Forma)	[●]	[●]	[●]	[●]
(Acquiring Fund) — Class A — Sold or Held
Victory First Eagle Global Real Assets Fund (Pro Forma)	[●]	[●]	[●]	[●]
(Acquiring Fund) — Class Y — Sold or Held
Victory First Eagle Global Real Assets Fund (Pro Forma)	[●]	[●]	[●]	[●]
(Acquiring Fund) — Class R6 — Sold or Held

Portfolio Turnover: During the fiscal year ended October 31, 2025, the Acquired Fund’s portfolio turnover rate was 38.78% of the average value of its portfolio. No portfolio turnover information is included for the Acquiring Fund because it has not yet commenced investment operations. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

Comparison of Investment Objective(s), Principal Investment Strategies and Principal Risks

Investment Objective and Principal Investment Strategies

The Acquired Fund and its corresponding Acquiring Fund will have the same investment objectives and principal investment strategies, except as noted below.

There can be no assurance that a Fund will achieve its investment objective.

	First Eagle Global Real Assets Fund	Victory First Eagle Global Real
	(Acquired Fund)	Assets Fund (Acquiring Fund)
Investment Objective	The Fund seeks long-term growth of	Same as Acquired Fund.
capital.

Principal Investment Strategy	To achieve its objective of long-term	Same as Acquired Fund, except that
	capital growth, the Fund will normally	“the Fund will normally invest at least
	invest at least 80% of its net assets (plus	80%” reads “under normal
	any borrowing for investment purposes)	circumstances, the Fund will invest at
	in a variety of assets believed by the	least 80%”. The sentence beginning
	Adviser to represent interests in “real	“The Fund ‘counts’ relevant derivative
	assets” or “real asset” industries. It is	positions” is replaced by: “[Derivatives
	anticipated that the Fund will primarily	and other instruments that provide
	invest in equity securities (including	exposure to real assets or real asset
	convertible securities) of U.S. and	industries, as described for the Fund, or
	foreign companies, with the balance	have similar economic characteristics,
	invested in precious metals and related	may be counted toward the Fund’s 80%
	securities, cash and cash equivalents	policy.]”
(such as Treasury bills), fixed income
securities including inflation-linked
fixed income securities (such as
Treasury Inflation-Protected Securities
or “TIPS”) and debt instruments that
are below investment grade, commonly
known as “high yield” or “junk” bonds.
“Real assets,” in which the Fund will
invest, include physical assets and
assets that are otherwise recognized as
stores of value, such as gold bullion or
other precious metals, certain
commodities and inflation-linked fixed
income securities.

64

While the Fund has no current intention to make direct investment in real estate, land or equipment, it will target the industries of companies that are related to these assets (e.g., real estate investment trusts, developers and construction businesses, real estate finance companies, real estate brokerages and other related businesses, such as home improvement and home furnishings retailers).

Specifically, “real asset” industries are those that relate to ownership or production of such assets or products or services otherwise supporting such assets. These industries may include basic materials, industrials, chemicals, energy, infrastructure, real estate, and utilities, as well as related suppliers and similarly connected businesses such as businesses within the telecommunications, health care, automobile and consumer staples sectors or industries.

The strategy seeks to preserve flexibility to shift allocations modestly among sectors and asset classes to invest where the Adviser believes the market offers the most appropriate risk- reward opportunities at any given time, within the above framework. Real assets are generally thought to perform well in periods of rising or high inflation, as compared to a broader equity portfolio.

Investment decisions for the Fund are made without regard to the capitalization (size) of the companies in which it invests. The Fund may invest in any size company, including large, medium and smaller companies. The Fund may also invest in debt instruments (e.g., notes and bonds) without regard to credit rating or time to maturity, short-term debt instruments, futures contracts related to precious metals, forward contracts related to foreign exchange and options on equity securities or indices.

The Fund “counts” relevant derivative positions towards its “80% of assets” allocation and, in doing so, values each position at the price at which it is held on the Fund’s books (generally market price, but anticipates valuing each such position for purposes of assessing compliance with this test at notional value).

Under normal circumstances, the Fund anticipates it will allocate a portion of

65

its assets to foreign investments (including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”)). The Fund is not required to allocate its investments in any set percentages to any particular countries, but normally will invest in at least three countries (one of which may be the United States).

The countries in which the Fund may invest may include countries whose economies are still developing (sometimes called “emerging markets”). Through its investments in “real assets” or “real asset” industries, the Fund will be invested in a number of different countries, which may include Canada, Mexico and the United Kingdom.

The investment philosophy and strategy of the Fund can be broadly characterized as a “value” approach, as it generally seeks a “margin of safety” in its investment purchases with the goal being to avoid permanent impairment of capital (as opposed to temporary losses in share value relating to shifting investor sentiment or other normal share price volatility).

In particular, a discount to “intrinsic value” is sought even for the best of businesses, with a deeper discount demanded for companies that we view as under business model, balance sheet, management or other stresses. “Intrinsic value” is based on our judgment of what a prudent and rational business buyer would pay in cash for all of the company in normal markets. See also the Defensive Investment Strategies section of the Fund’s Prospectus.

The Fund makes some investments through a special purpose trading subsidiary (the “Subsidiary”) and may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company.

Generally, the Subsidiary will invest in commodities and related instruments, including derivatives (e.g., gold bullion and other precious metals and related futures, and commodities-related derivatives contracts).

Principal Risks

66

An investment in each Fund is subject to certain risks. The principal risks associated with an investment in the First Eagle Global Real Assets Fund are the same as the principal risks associated with an investment in the Victory First Eagle Global Real Assets Fund because the Funds will have the same investment objective(s) and principal investment strategies, except as noted above. The following table identifies each principal investment risk applicable to both Funds. Additional information regarding these risks is set forth in Exhibit C.

It is possible to lose money on an investment in a Fund. The Funds will be affected by the investment decisions, techniques and risk analyses of their investment adviser, and there is no guarantee that a Fund will achieve its investment objective. Any of the following risks, among others, could affect Fund performance, cause a Fund to lose money or cause a Fund to underperform relevant market measures or other funds. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

	First Eagle Global Real	Victory First Eagle Global Real
Principal Investment Risk	Assets Fund	Assets Fund
	(Acquired Fund)	(Acquiring Fund)
Market Risk	X	X
Equity Risk	X	X

Convertible Security Risk	X	X

Foreign Investment Risk	X	X
Emerging Market Risk	X	X
Geographic Investment Risk	X	X
Canada Risk	X	X
European Risk	X	X
Mexico Risk	X	X

Real Assets Companies Risk	X	X

Inflation/Deflation Risk	X	X
Natural Resources Risk	X	X
Commodity Investments Risk	X	X
Energy Risk	X	X
Infrastructure Risk	X	X
Environmental and Climate Risk	X	X
Real Estate Industry Risk	X	X

Utilities Industry Risk	X	X

Telecommunications Industry Risk	X	X
Health Care Sector Risk	X	X
Automobile Industry Risk	X	X

Consumer Staples Sector Risk	X	X
Small and Medium-Size Company Risk	X	X
Large-Size Company Risk	X	X
Gold Risk	X	X
Credit and Interest Rate Risk	X	X
Derivatives Risk	X	X
Options Risk	X	X

Currency Risk	X	X

Value Investment Strategy Risk	X	X
Subsidiary Risk	X	X
Cybersecurity Risk	X	X

See Exhibit C for a detailed description of each of these risks.

67

Annual Return (%)
30
25
20
15
10
5
0
−5
25.52%
9.60%
1.53%
-3.98%
2022
2023
2024
2025

Fund Performance

The Acquiring Fund will not commence investment operations until after the closing of the Reorganization. At that time, the Acquiring Fund will adopt the performance history of the Acquired Fund, which will be the accounting and performance survivor of the Reorganization.

The following information provides an indication of the risks of investing in the Acquired Fund by showing changes in the Acquired Fund’s performance from year to year and by showing how its average annual returns for the periods shown compare with one or more broad measures of market performance. The bar chart shows calendar-year total returns for the Acquired Fund’s Class A shares. The chart assumes reinvestment of dividends and distributions and does not reflect applicable sales charges; if sales charges were included, the returns would be lower.

Updated performance information is available at www.firsteagle.com or by calling 800.334.2143. Past performance (before and after taxes) does not necessarily indicate how the Acquired Fund or, following the Reorganization, the Acquiring Fund will perform in the future.

Calendar Year Total Returns — Class A

Best Quarter			Worst Quarter

Fourth Quarter 2022	14.33%		Second Quarter 2022	-12.51%

The year-to-date return as of September 30, 2026 was [		]%.

The following table presents average annual total returns as of December 31, 2025. After-tax returns are shown only for Class A shares. After-tax returns for other classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect for each year and do not reflect state or local taxes. Actual after-tax returns depend on an investor’s tax situation and are not relevant to investors who hold shares through tax-deferred arrangements.

Average Annual Total Returns as of December 31, 2025

		Class A Since	Class I Since	Class R6 Since
	1 Year	Inception	Inception	Inception
		(11/30/21)	(11/30/21)	(11/30/21)
Class A Shares — Return Before Taxes	19.28%	7.20%	—	—

Class A Shares — Return After Taxes on Distributions	17.83%	6.44%	—	—

Class A Shares — Return After Taxes on Distributions and	11.59%	5.36%	—	—
Sale of Fund Shares

Class I Shares — Return Before Taxes	25.89%	—	8.85%	—

Class R6 Shares — Return Before Taxes	25.87%	—	—	8.83%

MSCI World Index (net of withholding taxes)	21.09%	9.96%	9.96%	9.96%

Consumer Price Index for All Urban Consumers (CPI-U)	2.68%	3.87%	3.87%	3.87%

68

Comparison of Portfolio Management Team

The Victory First Eagle Global Real Assets Fund will have the same portfolio managers who manage the First Eagle Global Real Assets Fund. The portfolio managers listed below are jointly and primarily responsible for the day-to-day management of the Acquired Fund and, following the Reorganization, will be jointly and primarily responsible for the day-to-day management of the corresponding Acquiring Fund.

Portfolio Manager	Current Title / Experience	Service on Acquired Fund
Benjamin Bahr	Portfolio Manager	Since inception in November
2021

John Masi	Portfolio Manager	Since inception in November
2021

George Ross	Portfolio Manager	Since inception in November
2021

David Wang	Portfolio Manager	Since inception in November
2021

See Exhibit D for additional information about the members of the Victory First Eagle Global Real Assets Fund portfolio management team.

Reorganization of First Eagle High Yield Municipal Fund into Victory First Eagle High Yield Municipal Fund Comparison of Current and Pro Forma Expenses

Shareholder Fees (fees paid directly from your investment)

First Eagle High Yield Municipal Fund (Current)(Acquired Fund)

		Class A		Class C	Class I	Class R6

Maximum sales charge (load) when you buy		2.50%		None	None	None
shares (as a percentage of offering price)

Maximum deferred sales charge (load) (as a
percentage of the lesser of your purchase or		1.00%*		1.00%	None	None
redemption price)
Victory First Eagle High Yield Municipal	Fund (Pro Forma)(Acquiring Fund)

		Class A		Class C	Class Y	Class R6

Maximum sales charge (load) when you buy	[	]%		None	None	None
shares (as a percentage of offering price)
Maximum deferred sales charge (load) (as a	[	]%*	[	]%	None	None
percentage of the lesser of your purchase or
redemption price)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment): First Eagle High Yield Municipal Fund (Current)(Acquired Fund)

	Class A	Class C	Class I	Class R6
Management Fees**	0.45%	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None

Other Expenses	0.88%	0.89%	0.91%	0.83%

Interest and Related Expenses***	0.79%	0.79%	0.79%	0.79%
Remainder of Other Expenses	0.09%	0.10%	0.12%	0.04%

Total Annual Fund Operating Expenses	1.58%	2.34%	1.36%	1.28%

Fee Waiver/Expense Reimbursement	None	None	None	None

69

	Class A	Class C	Class I	Class R6

Total Annual Fund Operating Expenses After	1.58%	2.34%	1.36%	1.28%
Fee Waiver and/or Expense Reimbursement

Victory First Eagle High Yield Municipal	Fund (Pro Forma)(Acquiring Fund)

	Class A	Class C	Class Y	Class R6

Management Fees	0.45%	0.45%	0.45%	0.45%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None

Other Expenses(1)	[●]	[●]	[●]	[●]
Interest and Related Expenses	[●]	[●]	[●]	[●]

Remainder of Other Expenses	[●]	[●]	[●]	[●]

Total Annual Fund Operating Expenses	[●]	[●]	[●]	[●]

Fee Waiver/Expense Reimbursement(2)	[●]	[●]	[●]	[●]
Total Annual Fund Operating Expenses After	[1.58%]	[2.34%]	[1.36%]	[1.28%]
Fee Waiver and/or Expense Reimbursement(2)

*For the Acquired Fund, a contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $250,000 or more without an initial sales charge. For Acquired Fund Class C shares, a 1.00% CDSC

generally applies if shares are sold within one year of purchase. For the Acquiring Fund, a CDSC of [		]% may apply to purchases of
$[	] or more made without an initial sales charge and redeemed within 18 months of purchase. For Acquiring Fund Class C shares, a
[	]% CDSC applies to purchases redeemed within 12 months.

**First Eagle Investment Management, LLC (the “Adviser”) has contractually agreed to waive and/ or reimburse certain fees and expenses of Classes A, C, I, and R6 so that the total annual operating expenses (excluding interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, dividend and other expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 0.85%, 1.60%, 0.60% and 0.60% of average net assets, respectively. Each of these undertakings lasts until February 28, 2027 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Classes A, C, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 0.85%, 1.60%, 0.60% and 0.60% of the class’ average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

***Includes interest expense and fees paid on Fund borrowings and/or interest and related expenses from inverse floaters.

(1)Estimated for the current fiscal year, as the Acquiring Fund has not yet commenced investment operations.

(2)[Victory Capital, the Acquiring Fund’s investment adviser, has contractually agreed to waive its management fee and/or reimburse expenses for at least two years following the closing of the Reorganization so that the total annual fund operating expenses of each class of shares (or, where shares are not designated by class, such shares) (excluding certain items such as interest, taxes, brokerage commissions, and acquired fund fees and expenses) do not exceed the current contractual expense limitation applicable to the corresponding class or shares of the Acquired Fund or, if there is no such contractual expense limitation, the expense ratio based on the expenses of that class or those shares for the most recent fiscal year. The contractual limits may be different at the time of the closing of the Reorganization. Victory Capital is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Acquiring Fund’s Board of Trustees.]

Expense examples: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the Fund’s total annual operating expenses remain the same except that any contractual expense limitation is reflected only for its applicable term, including the proposed two- year limitation for the Acquiring Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

70

Number of years you own shares	1	3	5	10
First Eagle High Yield Municipal Fund (Current)	$407	$736	$1,089	$2,081
(Acquired Fund) — Class A — Sold or Held

First Eagle High Yield Municipal Fund (Current)	$337	$730	$1,250	$2,676
(Acquired Fund) — Class C — Sold

First Eagle High Yield Municipal Fund (Current)	$237	$730	$1,250	$2,676
(Acquired Fund) — Class C — Held

First Eagle High Yield Municipal Fund (Current)	$138	$431	$745	$1,635
(Acquired Fund) — Class I — Sold or Held

First Eagle High Yield Municipal Fund (Current)	$130	$406	$702	$1,545
(Acquired Fund) — Class R6 — Sold or Held

Victory First Eagle High Yield Municipal Fund (Pro	[●]	[●]	[●]	[●]
Forma) (Acquiring Fund) — Class A — Sold or Held
Victory First Eagle High Yield Municipal Fund (Pro	[●]	[●]	[●]	[●]
Forma) (Acquiring Fund) — Class C — Sold
Victory First Eagle High Yield Municipal Fund (Pro	[●]	[●]	[●]	[●]
Forma) (Acquiring Fund) — Class C — Held
Victory First Eagle High Yield Municipal Fund (Pro	[●]	[●]	[●]	[●]
Forma) (Acquiring Fund) — Class Y — Sold or Held
Victory First Eagle High Yield Municipal Fund (Pro	[●]	[●]	[●]	[●]
Forma) (Acquiring Fund) — Class R6 — Sold or Held

Portfolio Turnover: During the fiscal year ended October 31, 2025, the Acquired Fund’s portfolio turnover rate was 82.00% of the average value of its portfolio. No portfolio turnover information is included for the Acquiring Fund because it has not yet commenced investment operations. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

Comparison of Investment Objective(s), Principal Investment Strategies and Principal Risks

Investment Objective and Principal Investment Strategies

The Acquired Fund and its corresponding Acquiring Fund will have the same investment objectives and principal investment strategies, except as noted below.

There can be no assurance that a Fund will achieve its investment objective.

	First Eagle High Yield Municipal	Victory First Eagle High Yield
	Fund (Acquired Fund)	Municipal Fund (Acquiring Fund)
	The Fund seeks to provide high current	Same as Acquired Fund.
income exempt from regular federal
Investment Objective	income taxes. Capital appreciation is a
secondary objective when consistent
with the Fund’s primary objective.
Principal Investment Strategy	To pursue its investment objective, the	Same as Acquired Fund, except that
	Fund normally invests at least 80% of	“the Fund normally invests at least
	its net assets (plus any borrowings for	80%” reads “under normal
	investment purposes) in municipal	circumstances, the Fund invests at least
	bonds that pay interest that is exempt	80%”. The sentence beginning
	from regular federal personal income	“Assuming the position pays interest
	tax. Such municipal bonds may include	income” is replaced by: “[Derivatives
	obligations issued by U.S. states and	and other instruments that provide
	their subdivisions, authorities,	exposure to municipal bonds or have
	instrumentalities and corporations, as	similar economic characteristics may be
	well as obligations issued by U.S.	counted toward the Fund’s 80% policy
	territories that pay interest that is	only to the extent that the income from
	exempt from regular federal personal	those investments is exempt from
	income tax and may include all types of	regular federal personal income tax.]”
municipal bonds. The Fund may invest
without limit in securities that generate
income taxable to those shareholders

71

subject to the federal alternative minimum tax.

Assuming the position pays interest income that is exempt from regular federal personal income tax, the Fund can “count” relevant derivative positions towards its “80% of assets” allocation and, in doing so, values each position at the price at which it is held on the Fund’s books (generally market price, but anticipates valuing each such position for purposes of assessing compliance with this test at notional value).

While the Fund may invest in securities with any time to maturity, the Fund is a long-term bond fund and, as such, will generally maintain, under normal market conditions, an investment portfolio with an overall weighted average maturity of greater than 10 years. A debt instrument’s “duration” is a way of measuring a debt instrument’s sensitivity to a potential change in interest rates.

The Fund invests significantly in lower- quality municipal bonds and may employ effective leverage through investments in inverse floaters, tender option bonds, total return swaps, interest rate swaps, credit default swaps, credit default swap indices, a line of credit, repurchase agreements and reverse repurchase agreements.

While the Fund may invest in securities with any investment rating, under normal market conditions, the Fund invests at least 65% of its net assets in low- to medium-quality bonds rated BBB/Baa or lower at the time of purchase by at least one independent rating agency or, if unrated, judged by the Adviser to be of comparable quality. In doing so, the Fund may invest in below investment grade municipal bonds (those rated BB+/Ba1 or lower), commonly referred to as “high yield” or “junk” bonds.

The Fund may invest up to 10% of its net assets in defaulted municipal bonds. The Fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (“Inverse Floaters”). The Fund’s investments in Inverse Floaters are designed to increase the Fund’s income and returns through this leveraged exposure.

72

The Fund may invest in Inverse Floaters that create effective leverage of up to 30% of the Fund’s total investment exposure. In deciding whether to sell a security, the Adviser considers various factors related to the market and the portfolio, which may include whether: a security has become overvalued; the Adviser detects credit deterioration or modifies its portfolio strategy, such as sector and/or state allocations; or a security exceeds the portfolio’s diversification targets.

While the municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies, as of the date of this prospectus, the Fund does not expect that it will have significant exposure to any particular geographic area.

The Fund expects that it will have significant exposure to tax obligation (which may include general obligation bonds, special tax bonds and tax allocation revenue securities), education, transportation and industrial revenue securities. The Fund may invest in zero coupon bonds.

The Fund may also invest (typically for hedging purposes or to manage the effective maturity or duration of the Fund’s portfolio or for speculative purposes in an effort to increase the Fund’s yield or to enhance returns) in derivative instruments such as options, futures contracts and options on futures contracts, and interest rate swaps.

Principal Risks

An investment in each Fund is subject to certain risks. The principal risks associated with an investment in the First Eagle High Yield Municipal Fund are the same as the principal risks associated with an investment in the Victory First Eagle High Yield Municipal Fund because the Funds will have the same investment objective(s) and principal investment strategies, except as noted above. The following table identifies each principal investment risk applicable to both Funds. Additional information regarding these risks is set forth in Exhibit C.

It is possible to lose money on an investment in a Fund. The Funds will be affected by the investment decisions, techniques and risk analyses of their investment adviser, and there is no guarantee that a Fund will achieve its investment objective. Any of the following risks, among others, could affect Fund performance, cause a Fund to lose money or cause a Fund to underperform relevant market measures or other funds. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

	First Eagle High Yield	Victory First Eagle High Yield
Principal Investment Risk	Municipal Fund	Municipal Fund
	(Acquired Fund)	(Acquiring Fund)
Credit and Interest Rate Risk	X	X

73

	First Eagle High Yield	Victory First Eagle High Yield
Principal Investment Risk	Municipal Fund	Municipal Fund
	(Acquired Fund)	(Acquiring Fund)
Municipal Bond Risk	X	X
High Yield Risk	X	X
Market Risk	X	X

Illiquid Investment Risk	X	X

Call Risk	X	X
Changes in Debt Ratings Risk	X	X
Defaulted Securities Risk	X	X

Derivatives Risk	X	X

Options Risk	X	X
Swaps Risk	X	X
Reference Rate Transition Risk	X	X

Alternative Minimum Tax Risk	X	X
Income Risk	X	X
Inverse Floaters Risk	X	X

Municipal Issuer Focus Risk	X	X

General Obligation and Revenue Bonds Risk	X	X
Education Revenue Bonds Risk	X	X
Industrial Revenue Bonds Risk	X	X
Special Tax Bonds Risk	X	X

Tax Allocation Revenue Securities Risk	X	X
Transportation Facility Revenue Bonds Risk	X	X
Municipal Lease Obligation Risk	X	X

Tax-Exempt Status Risk	X	X

Tax Risk	X	X
Unrated Bond Risk	X	X
U.S. Territory Risk	X	X

Valuation Risk	X	X
Zero Coupon Bond Risk	X	X
Cybersecurity Risk	X	X

See Exhibit C for a detailed description of each of these risks.

Fund Performance

The Acquiring Fund will not commence investment operations until after the closing of the Reorganization. At that time, the Acquiring Fund will adopt the performance history of the Acquired Fund, which will be the accounting and performance survivor of the Reorganization.

The following information provides an indication of the risks of investing in the Acquired Fund by showing changes in the Acquired Fund’s performance from year to year and by showing how its average annual returns for the periods shown compare with one or more broad measures of market performance. The bar chart shows calendar-year total returns for the Acquired Fund’s Class I shares. The chart assumes reinvestment of dividends and distributions and does not reflect applicable sales charges; if sales charges were included, the returns would be lower.

Effective December 27, 2023, the Fund changed its name and principal investment strategy. Performance for periods before that date reflects the Fund’s prior name and investment strategy.

Updated performance information is available at www.firsteagle.com or by calling 800.334.2143. Past performance (before and after taxes) does not necessarily indicate how the Acquired Fund or, following the Reorganization, the Acquiring Fund will perform in the future.

74

Calendar Year Total Returns — Class I

Best Quarter			Worst Quarter

Second Quarter 2020	9.88%		First Quarter 2020	-12.11%
The year-to-date return as of September 30, 2026 was [		]%.

The following table presents average annual total returns as of December 31, 2025. After-tax returns are shown only for Class I shares. After-tax returns for other classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect for each year and do not reflect state or local taxes. Actual after-tax returns depend on an investor’s tax situation and are not relevant to investors who hold shares through tax-deferred arrangements.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years	Class R6 Since

				Inception (3/1/17)

Class A Shares — Return Before Taxes	-3.55%	1.68%	4.34%	—

Class C Shares — Return Before Taxes	-2.65%	1.85%	4.06%	—
Class I Shares — Return Before Taxes	-0.72%	2.87%	5.12%	—

Class I Shares — Return After Taxes on Distributions	-3.03%	1.19%	3.14%	—
Class I Shares — Return After Taxes on Distributions and	-0.43%	1.69%	3.19%	—
Sale of Fund Shares

Class R6 Shares — Return Before Taxes	-0.73%	2.95%	—	3.77%

S&P Municipal Yield Index	3.52%	1.94%	4.03%	3.91%
S&P Municipal Bond Index	4.26%	1.06%	2.44%	2.53%

Comparison of Portfolio Management Team

The Victory First Eagle High Yield Municipal Fund will have the same portfolio managers who manage the First Eagle High Yield Municipal Fund. The portfolio managers listed below are jointly and primarily responsible for the day-to-day management of the Acquired Fund and, following the Reorganization, will be jointly and primarily responsible for the day-to-day management of the corresponding Acquiring Fund.

Portfolio Manager	Current Title / Experience	Service on Acquired Fund
John V. Miller	Head and Chief Investment Officer of Municipal Credit and Portfolio	Since January 2024
Manager; previously spent approximately 27 years at Nuveen

See Exhibit D for additional information about the members of the Victory First Eagle High Yield Municipal Fund portfolio management team.

75

Reorganization of First Eagle Short Duration High Yield Municipal Fund into Victory First Eagle Short Duration

High Yield Municipal Fund

Comparison of Current and Pro Forma Expenses

Shareholder Fees (fees paid directly from your investment)

First Eagle Short Duration High Yield Municipal Fund (Current)(Acquired Fund)

		Class A		Class C	Class I	Class R6

Maximum sales charge (load) when you buy		2.50%		None	None	None
shares (as a percentage of offering price)

Maximum deferred sales charge (load) (as a
percentage of the lesser of your purchase or		1.00%*		1.00%	None	None
redemption price)
Victory First Eagle Short Duration High	Yield Municipal		Fund (Pro Forma)(Acquiring Fund)

		Class A		Class C	Class Y	Class R6

Maximum sales charge (load) when you buy	[	]%		None	None	None
shares (as a percentage of offering price)
Maximum deferred sales charge (load) (as a	[	]%*	[	]%	None	None
percentage of the lesser of your purchase or
redemption price)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment): First Eagle Short Duration High Yield Municipal Fund (Current)(Acquired Fund)

	Class A	Class C	Class I	Class R6

Management Fees**	0.45%	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None

Other Expenses	0.16%	0.14%	0.19%	0.18%

Interest and Related Expenses***	0.07%	0.07%	0.07%	0.07%
Remainder of Other Expenses	0.09%	0.07%	0.12%	0.11%

Total Annual Fund Operating Expenses	0.86%	1.59%	0.64%	0.63%

Fee Waiver/Expense Reimbursement	None	None	None	None

Total Annual Fund Operating Expenses After	0.86%	1.59%	0.64%	0.63%
Fee Waiver and/or Expense Reimbursement

Victory First Eagle Short Duration High	Yield Municipal	Fund (Pro Forma)(Acquiring Fund)
	Class A	Class C	Class Y	Class R6

Management Fees	0.45%	0.45%	0.45%	0.45%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None

Other Expenses(1)	[●]	[●]	[●]	[●]
Interest and Related Expenses	[●]	[●]	[●]	[●]
Remainder of Other Expenses	[●]	[●]	[●]	[●]

Total Annual Fund Operating Expenses	[●]	[●]	[●]	[●]

Fee Waiver/Expense Reimbursement(2)	[●]	[●]	[●]	[●]
Total Annual Fund Operating Expenses After	[0.86%]	[1.59%]	[0.64%]	[0.63%]
Fee Waiver and/or Expense Reimbursement(2)

*For the Acquired Fund, a contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $250,000 or more without an initial sales charge. For Acquired Fund Class C shares, a 1.00% CDSC

generally applies if shares are sold within one year of purchase. For the Acquiring Fund, a CDSC of [	]% may apply to purchases of

76

$[	] or more made without an initial sales charge and redeemed within 18 months of purchase. For Acquiring Fund Class C shares, a
[	]% CDSC applies to purchases redeemed within 12 months.

**First Eagle Investment Management, LLC (the “Adviser”) has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, C, I and R6 so that the total annual operating expenses (excluding interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, dividend and other expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 0.85%, 1.60%, 0.60% and 0.60% of average net assets, respectively. Each of these undertakings lasts until February 28, 2027 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Classes A, C, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 0.85%, 1.60%, 0.60% and 0.60% of the class’ average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

***Includes interest expense and fees paid on Fund borrowings and/or interest and related expenses from inverse floaters.

(1)Estimated for the current fiscal year, as the Acquiring Fund has not yet commenced investment operations.

(2)[Victory Capital, the Acquiring Fund’s investment adviser, has contractually agreed to waive its management fee and/or reimburse expenses for at least two years following the closing of the Reorganization so that the total annual fund operating expenses of each class of shares (or, where shares are not designated by class, such shares) (excluding certain items such as interest, taxes, brokerage commissions, and acquired fund fees and expenses) do not exceed the current contractual expense limitation applicable to the corresponding class or shares of the Acquired Fund or, if there is no such contractual expense limitation, the expense ratio based on the expenses of that class or those shares for the most recent fiscal year. The contractual limits may be different at the time of the closing of the Reorganization. Victory Capital is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Acquiring Fund’s Board of Trustees.]

Expense examples: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the Fund’s total annual operating expenses remain the same except for year one (which considers the effect of the expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own shares	1	3	5	10
First Eagle Short Duration High Yield Municipal Fund	$336	$518	$715	$1,284
(Current) (Acquired Fund) — Class A — Sold or Held

First Eagle Short Duration High Yield Municipal Fund	$262	$502	$866	$1,889
(Current) (Acquired Fund) — Class C — Sold

First Eagle Short Duration High Yield Municipal Fund	$162	$502	$866	$1,889
(Current) (Acquired Fund) — Class C — Held

First Eagle Short Duration High Yield Municipal Fund	$65	$205	$357	$798
(Current) (Acquired Fund) — Class I — Sold or Held

First Eagle Short Duration High Yield Municipal Fund	$64	$202	$351	$786
(Current) (Acquired Fund) — Class R6 — Sold or Held

Victory First Eagle Short Duration High Yield Municipal	[●]	[●]	[●]	[●]
Fund (Pro Forma) (Acquiring Fund) — Class A — Sold
or Held
Victory First Eagle Short Duration High Yield Municipal	[●]	[●]	[●]	[●]
Fund (Pro Forma) (Acquiring Fund) — Class C — Sold
Victory First Eagle Short Duration High Yield Municipal	[●]	[●]	[●]	[●]
Fund (Pro Forma) (Acquiring Fund) — Class C — Held
Victory First Eagle Short Duration High Yield Municipal	[●]	[●]	[●]	[●]
Fund (Pro Forma) (Acquiring Fund) — Class Y — Sold
or Held
Victory First Eagle Short Duration High Yield Municipal	[●]	[●]	[●]	[●]
Fund (Pro Forma) (Acquiring Fund) — Class R6 — Sold
or Held

77

Portfolio Turnover: During the fiscal year ended October 31, 2025, the Acquired Fund’s portfolio turnover rate was 114.60% of the average value of its portfolio. No portfolio turnover information is included for the Acquiring Fund because it has not yet commenced investment operations. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

Comparison of Investment Objective(s), Principal Investment Strategies and Principal Risks

Investment Objective and Principal Investment Strategies

The Acquired Fund and its corresponding Acquiring Fund will have the same investment objectives and principal investment strategies, except as noted below.

There can be no assurance that a Fund will achieve its investment objective.

	First Eagle Short Duration High	Victory First Eagle Short Duration
	Yield Municipal Fund (Acquired	High Yield Municipal Fund
	Fund)	(Acquiring Fund)
	The Fund seeks to provide high current	Same as Acquired Fund.
Investment Objective	income exempt from regular federal
income taxes. Capital appreciation is a
secondary objective when consistent
with the Fund’s primary objective.
Principal Investment Strategy	To pursue its investment objective, the	Same as Acquired Fund, except that
	Fund normally invests at least 80% of	“the Fund normally invests at least
	its net assets (plus any borrowings for	80%” reads “under normal
	investment purposes) in municipal	circumstances, the Fund invests at least
	bonds that pay interest that is exempt	80%”. The sentence beginning
	from regular federal personal income	“Assuming the position pays interest
	tax. Such municipal bonds may include	income” is replaced by: “[Derivatives
	obligations issued by U.S. states and	and other instruments that provide
	their subdivisions, authorities,	exposure to municipal bonds or have
	instrumentalities and corporations, as	similar economic characteristics may be
	well as obligations issued by U.S.	counted toward the Fund’s 80% policy
	territories that pay interest that is	only to the extent that the income from
	exempt from regular federal personal	those investments is exempt from
	income tax and may include all types of	regular federal personal income tax.]”
municipal bonds. The Fund may invest
without limit in securities that generate
income taxable to those shareholders
subject to the federal alternative
minimum tax.
Assuming the position pays interest
income that is exempt from regular
federal personal income tax, the Fund
can “count” relevant derivative
positions towards its “80% of assets”
allocation and, in doing so, values each
position at the price at which it is held
on the Fund’s books (generally market
price, but anticipates valuing each such
position for purposes of assessing
compliance with this test at notional
value).
While the Fund may invest in securities
with any time to maturity, under normal
market conditions, the Fund will
generally maintain an investment
portfolio with a weighted average
effective duration of less than five
years. A debt instrument’s “duration” is
a way of measuring a debt instrument’s

78

sensitivity to a potential change in interest rates.

The Fund invests significantly in lower- quality municipal bonds and may employ effective leverage through investments in inverse floaters, tender option bonds, total return swaps, interest rate swaps, credit default swaps, credit default swap indices, a line of credit, repurchase agreements and reverse repurchase agreements.

While the Fund may invest in securities with any investment rating, the Fund generally invests at least 65% of its net assets in low- to medium-quality bonds rated BBB/Baa or lower at the time of purchase by at least one independent rating agency or, if unrated, judged by the Adviser to be of comparable quality, although it may invest less than this amount during abnormal market conditions or periods of large cash inflows or outflows.

In doing so, the Fund may invest in below investment grade municipal bonds (those rated BB+/Ba1 or lower), commonly referred to as “high yield” or “junk” bonds. The Fund may invest up to 10% of its net assets in defaulted municipal bonds. The Fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (“Inverse Floaters”).

The Fund’s investments in Inverse Floaters are designed to increase the Fund’s income and returns through this leveraged exposure. The Fund may invest in Inverse Floaters that create effective leverage of up to 15% of the Fund’s total investment exposure.

In deciding whether to sell a security, the Adviser considers various factors related to the market and the portfolio, which may include whether: a security has become overvalued; the Adviser detects credit deterioration or modifies its portfolio strategy, such as sector and/or state allocations; or a security exceeds the portfolio’s diversification targets.

While the municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies, as of the date of this prospectus, the Fund does not expect

79

that it will have significant exposure to any particular geographic area.

The Fund expects that it will have significant exposure to tax obligation (which may include general obligation bonds, special tax bonds and tax allocation revenue securities), education, transportation and industrial revenue securities.

The Fund may invest in zero coupon bonds. The Fund may also invest (typically for hedging purposes or to manage the effective maturity or duration of the Fund’s portfolio or for speculative purposes in an effort to increase the Fund’s yield or to enhance returns) in derivative instruments such as options, futures contracts and options on futures contracts, and interest rate swaps.

Principal Risks

An investment in each Fund is subject to certain risks. The principal risks associated with an investment in the First Eagle Short Duration High Yield Municipal Fund are the same as the principal risks associated with an investment in the Victory First Eagle Short Duration High Yield Municipal Fund because the Funds will have the same investment objective(s) and principal investment strategies, except as noted above. The following table identifies each principal investment risk applicable to both Funds. Additional information regarding these risks is set forth in Exhibit C.

It is possible to lose money on an investment in a Fund. The Funds will be affected by the investment decisions, techniques and risk analyses of their investment adviser, and there is no guarantee that a Fund will achieve its investment objective. Any of the following risks, among others, could affect Fund performance, cause a Fund to lose money or cause a Fund to underperform relevant market measures or other funds. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

	First Eagle Short Duration	Victory First Eagle Short Duration
Principal Investment Risk	High Yield Municipal Fund	High Yield Municipal Fund
	(Acquired Fund)	(Acquiring Fund)
Credit and Interest Rate Risk	X	X
Municipal Bond Risk	X	X
High Yield Risk	X	X

Market Risk	X	X
Illiquid Investment Risk	X	X
Call Risk	X	X

Changes in Debt Ratings Risk	X	X
Defaulted Securities Risk	X	X
Derivatives Risk	X	X

Options Risk	X	X

Swaps Risk	X	X
Reference Rate Transition Risk	X	X
Alternative Minimum Tax Risk	X	X

Income Risk	X	X
Inverse Floaters Risk	X	X
Municipal Issuer Focus Risk	X	X

80

	First Eagle Short Duration	Victory First Eagle Short Duration
Principal Investment Risk	High Yield Municipal Fund	High Yield Municipal Fund
	(Acquired Fund)	(Acquiring Fund)
General Obligation and Revenue Bonds Risk	X	X
Education Revenue Bonds Risk	X	X
Industrial Revenue Bonds Risk	X	X

Special Tax Bonds Risk	X	X

Tax Allocation Revenue Securities Risk	X	X
Transportation Facility Revenue Bonds Risk	X	X
Municipal Lease Obligation Risk	X	X

Tax-Exempt Status Risk	X	X

Tax Risk	X	X
Unrated Bond Risk	X	X
U.S. Territory Risk	X	X

Valuation Risk	X	X
Zero Coupon Bond Risk	X	X
Cybersecurity Risk	X	X

See Exhibit C for a detailed description of each of these risks.

Fund Performance

The Acquiring Fund will not commence investment operations until after the closing of the Reorganization. At that time, the Acquiring Fund will adopt the performance history of the Acquired Fund, which will be the accounting and performance survivor of the Reorganization.

The following information provides an indication of the risks of investing in the Acquired Fund by showing changes in the Acquired Fund’s performance from year to year and by showing how its average annual returns for the periods shown compare with one or more broad measures of market performance. The bar chart shows calendar-year total returns for the Acquired Fund’s Class I shares. The chart assumes reinvestment of dividends and distributions and does not reflect applicable sales charges; if sales charges were included, the returns would be lower.

Updated performance information is available at www.firsteagle.com or by calling 800.334.2143. Past performance (before and after taxes) does not necessarily indicate how the Acquired Fund or, following the Reorganization, the Acquiring Fund will perform in the future.

Calendar Year Total Returns — Class I

Best Quarter		Worst Quarter

Third Quarter 2024	2.79%	Second Quarter 2025	-0.17%

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The year-to-date return as of September 30, 2026 was [ ]%.

The following table presents average annual total returns as of December 31, 2025. After-tax returns are shown only for Class A shares. After-tax returns for other classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect for each year and do not reflect state or local taxes. Actual after-tax returns depend on an investor’s tax situation and are not relevant to investors who hold shares through tax-deferred arrangements.

Average Annual Total Returns as of December 31, 2025

		Class A Since	Class C Since	Class I Since	Class R6 Since
	1 Year	Inception	Inception	Inception	Inception
		(1/2/24)	(7/11/25)	(1/2/24)	(1/2/24)
Class A Shares — Return Before Taxes	-1.32%	2.81%	—	—	—

Class A Shares — Return After Taxes on Distributions	-3.21%	1.77%	—	—	—
Class A Shares — Return After Taxes on Distributions and	-0.79%	2.19%	—	—	—
Sale of Fund Shares

Class C Shares — Return Before Taxes	—	—	-0.94%	—	—

Class I Shares — Return Before Taxes	1.52%	—	—	4.42%	—
Class R6 Shares — Return Before Taxes	1.45%	—	—	—	4.43%

S&P Short Duration Municipal Yield Index	4.29%	4.27%	2.28%	4.27%	4.27%
S&P Municipal Bond Index	4.26%	3.08%	4.38%	3.08%	3.08%

Comparison of Portfolio Management Team

The Victory First Eagle Short Duration High Yield Municipal Fund will have the same portfolio managers who manage the First Eagle Short Duration High Yield Municipal Fund. The portfolio managers listed below are jointly and primarily responsible for the day-to-day management of the Acquired Fund and, following the Reorganization, will be jointly and primarily responsible for the day-to-day management of the corresponding Acquiring Fund.

Portfolio Manager	Current Title / Experience	Service on Acquired Fund
John V. Miller	Head and Chief Investment Officer of Municipal Credit and Portfolio	Since January 2024
Manager; previously spent approximately 27 years at Nuveen

See Exhibit D for additional information about the members of the Victory First Eagle Short Duration High Yield Municipal Fund portfolio management team.

Reorganization of First Eagle Core Plus Municipal Fund into Victory First Eagle Core Plus Municipal Fund Comparison of Current and Pro Forma Expenses

Shareholder Fees (fees paid directly from your investment)

First Eagle Core Plus Municipal Fund (Current)(Acquired Fund)

		Class A		Class C	Class I	Class R6

Maximum sales charge (load) when you buy		2.50%		None	None	None
shares (as a percentage of offering price)

Maximum deferred sales charge (load) (as a
percentage of the lesser of your purchase or		1.00%*		1.00%	None	None
redemption price)
Victory First Eagle Core Plus Municipal	Fund (Pro Forma)(Acquiring Fund)

		Class A		Class C	Class Y	Class R6

Maximum sales charge (load) when you buy	[	]%		None	None	None
shares (as a percentage of offering price)
Maximum deferred sales charge (load) (as a	[	]%*	[	]%	None	None
percentage of the lesser of your purchase or
redemption price)

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Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

First Eagle Core Plus Municipal Fund (Current)(Acquired Fund)

	Class A	Class C	Class I	Class R6

Management Fees**	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None

Other Expenses***	0.58%	0.58%	0.58%	0.58%
Interest and Related Expenses****	0.17%	0.17%	0.17%	0.17%
Remainder of Other Expenses	0.41%	0.41%	0.41%	0.41%

Total Annual Fund Operating Expenses	1.23%	1.98%	0.98%	0.98%
Fee Waiver/Expense Reimbursement**	(0.56)%	(0.56)%	(0.56)%	(0.56)%
Total Annual Fund Operating Expenses After	0.67%	1.42%	0.42%	0.42%
Fee Waiver and/or Expense Reimbursement

Victory First Eagle Core Plus Municipal	Fund (Pro Forma)(Acquiring Fund)
	Class A	Class C	Class Y	Class R6
Management Fees	0.40%	0.40%	0.40%	0.40%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses(1)	[●]	[●]	[●]	[●]
Interest and Related Expenses	[●]	[●]	[●]	[●]

Remainder of Other Expenses	[●]	[●]	[●]	[●]

Total Annual Fund Operating Expenses	[●]	[●]	[●]	[●]
Fee Waiver/Expense Reimbursement(2)	[●]	[●]	[●]	[●]
Total Annual Fund Operating Expenses After	[0.67%]	[1.42%]	[0.42%]	[0.42%]
Fee Waiver and/or Expense Reimbursement(2)

*For the Acquired Fund, a contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $250,000 or more without an initial sales charge. For Acquired Fund Class C shares, a 1.00% CDSC

generally applies if shares are sold within one year of purchase. For the Acquiring Fund, a CDSC of [		]% may apply to purchases of
$[	] or more made without an initial sales charge and redeemed within 18 months of purchase. For Acquiring Fund Class C shares, a
[	]% CDSC applies to purchases redeemed within 12 months.

**First Eagle Investment Management, LLC (the “Adviser”) has contractually agreed to waive and/ or reimburse certain fees and expenses of Classes A, C, I and R6 so that the total annual operating expenses (excluding interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, dividend and other expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 0.50%, 1.25%, 0.25% and 0.25% of average net assets, respectively. Each of these undertakings lasts until February 28, 2027 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Classes A, C, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 0.50%, 1.25%, 0.25% and 0.25% of the class’ average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

***“Other Expenses” are based on estimated expenses for the current fiscal year; actual expenses may vary.

****Includes interest expense and fees paid on Fund borrowings and/or interest and related expenses from inverse floaters.

(1)Estimated for the current fiscal year, as the Acquiring Fund has not yet commenced investment operations.

(2)[Victory Capital, the Acquiring Fund’s investment adviser, has contractually agreed to waive its management fee and/or reimburse expenses for at least two years following the closing of the Reorganization so that the total annual fund operating expenses of each class of shares (or, where shares are not designated by class, such shares) (excluding certain items such as interest, taxes, brokerage commissions, and acquired fund fees and expenses) do not exceed the current contractual expense limitation applicable to the corresponding class or shares of the Acquired Fund or, if there is no such contractual expense limitation, the expense ratio based on the expenses of that class or those shares for the most recent fiscal year. The contractual limits may be different at the time of the closing of the Reorganization. Victory Capital is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or

83

expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Acquiring Fund’s Board of Trustees.]

Expense examples: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the Fund’s total annual operating expenses remain the same except for year one (which considers the effect of the expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own shares	1	3
First Eagle Core Plus Municipal Fund (Current)	$317	$576
(Acquired Fund) — Class A — Sold or Held

First Eagle Core Plus Municipal Fund (Current)	$245	$567
(Acquired Fund) — Class C — Sold

First Eagle Core Plus Municipal Fund (Current)	$145	$567
(Acquired Fund) — Class C — Held

First Eagle Core Plus Municipal Fund (Current)	$43	$256
(Acquired Fund) — Class I — Sold or Held

First Eagle Core Plus Municipal Fund (Current)	$43	$256
(Acquired Fund) — Class R6 — Sold or Held

Victory First Eagle Core Plus Municipal Fund (Pro	[●]	[●]
Forma) (Acquiring Fund) — Class A — Sold or Held
Victory First Eagle Core Plus Municipal Fund (Pro	[●]	[●]
Forma) (Acquiring Fund) — Class C — Sold
Victory First Eagle Core Plus Municipal Fund (Pro	[●]	[●]
Forma) (Acquiring Fund) — Class C — Held
Victory First Eagle Core Plus Municipal Fund (Pro	[●]	[●]
Forma) (Acquiring Fund) — Class Y — Sold or Held
Victory First Eagle Core Plus Municipal Fund (Pro	[●]	[●]
Forma) (Acquiring Fund) — Class R6 — Sold or Held

Portfolio Turnover: No portfolio turnover information is included because the Acquired Fund had not completed a fiscal year of investment operations as of the date of its current summary prospectus. No portfolio turnover information is included for the Acquiring Fund because it has not yet commenced investment operations. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

Comparison of Investment Objective(s), Principal Investment Strategies and Principal Risks

Investment Objective and Principal Investment Strategies

The Acquired Fund and its corresponding Acquiring Fund will have the same investment objectives and principal investment strategies, except as noted below.

There can be no assurance that a Fund will achieve its investment objective.

	First Eagle Core Plus Municipal	Victory First Eagle Core Plus
	Fund (Acquired Fund)	Municipal Fund (Acquiring Fund)
	The Fund seeks to provide current	Same as Acquired Fund.
income exempt from regular federal
Investment Objective	income taxes. Capital appreciation is a
secondary objective when consistent
with the Fund’s primary objective.
Principal Investment Strategy	To pursue its investment objective, the	Same as Acquired Fund, except that
	Fund normally invests at least 80% of	“the Fund normally invests at least
	its net assets (plus any borrowings for	80%” reads “under normal
	investment purposes) in municipal	circumstances, the Fund invests at least
	bonds that pay interest that is exempt	80%”. The sentence beginning

84

from regular federal personal income tax. Such municipal bonds may include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories that pay interest that is exempt from regular federal personal income tax and may include all types of municipal bonds. The Fund may invest without limit in securities that generate income taxable to those shareholders subject to the federal alternative minimum tax.

Assuming the position pays interest income that is exempt from regular federal personal income tax, the Fund can “count” relevant derivative positions towards its “80% of assets” allocation and, in doing so, values each position at the price at which it is held on the Fund’s books (generally market price, but anticipates valuing each such position for purposes of assessing compliance with this test at notional value).

While the Fund may invest in securities with any duration or time to maturity, under normal market conditions, the Fund will generally maintain an investment portfolio with a modified duration of between 3 and 10 years. A debt instrument’s “duration” is a way of measuring a debt instrument’s sensitivity to a potential change in interest rates.

The Fund invests significantly in investment grade municipal bonds rated higher than BB+/Ba1 at the time of purchase by at least one independent rating agency or, if unrated, judged by the Adviser to be of comparable quality and may employ effective leverage through investments in inverse floaters, tender option bonds, total return swaps, interest rate swaps, credit default swaps, credit default swap indices, a line of credit, repurchase agreements and reverse repurchase agreements.

While the Fund may invest in securities with any investment rating, under normal market conditions, the Fund will invest no more than 30% of its net assets in below investment grade municipal bonds (commonly referred to as “high yield” or “junk” bonds) rated BB+/Ba1 or lower at the time of purchase by at least one independent rating agency or, if unrated, judged by

“Assuming the position pays interest income” is replaced by: “[Derivatives and other instruments that provide exposure to municipal bonds or have similar economic characteristics may be counted toward the Fund’s 80% policy only to the extent that the income from those investments is exempt from regular federal personal income tax.]”

85

the Adviser to be of comparable quality.

The Fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (“Inverse Floaters”). The Fund’s investments in Inverse Floaters are designed to increase the Fund’s income and returns through this leveraged exposure. The Fund may invest in Inverse Floaters that create effective leverage of up to 15% of the Fund’s total investment exposure.

Generally, the underlying bonds of the Inverse Floaters in which the Fund invests will be investment grade bonds, though the Fund may invest in Inverse Floaters without regard to the credit ratings of the underlying bonds of the Inverse Floaters.

In deciding whether to sell a security, the Adviser considers various factors related to the market and the portfolio, which may include whether: a security has become overvalued; the Adviser detects credit deterioration or modifies its portfolio strategy, such as sector and/or state allocations; or a security exceeds the portfolio’s diversification targets.

While the municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies, as of the date of this prospectus, the Fund does not expect that it will have significant exposure to any particular geographic area or type of project. The Fund may invest in zero coupon bonds.

The Fund may also invest (typically for hedging purposes or to manage the effective maturity or duration of the Fund’s portfolio or for speculative purposes in an effort to increase the Fund’s yield or to enhance returns) in derivative instruments such as options, futures contracts and options on futures contracts, and interest rate swaps.

Principal Risks

An investment in each Fund is subject to certain risks. The principal risks associated with an investment in the First Eagle Core Plus Municipal Fund are the same as the principal risks associated with an investment in the Victory First Eagle Core Plus Municipal Fund because the Funds will have the same investment objective(s) and principal investment strategies, except as noted above. The following table identifies each principal investment risk applicable to both Funds. Additional information regarding these risks is set forth in Exhibit C.

86

It is possible to lose money on an investment in a Fund. The Funds will be affected by the investment decisions, techniques and risk analyses of their investment adviser, and there is no guarantee that a Fund will achieve its investment objective. Any of the following risks, among others, could affect Fund performance, cause a Fund to lose money or cause a Fund to underperform relevant market measures or other funds. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

	First Eagle Core Plus	Victory First Eagle Core Plus
Principal Investment Risk	Municipal Fund	Municipal Fund
	(Acquired Fund)	(Acquiring Fund)
Credit and Interest Rate Risk	X	X
Municipal Bond Risk	X	X

High Yield Risk	X	X
Market Risk	X	X
New Fund Risk	X	X

Call Risk	X	X

Changes in Debt Ratings Risk	X	X
Derivatives Risk	X	X
Options Risk	X	X
Swaps Risk	X	X
Reference Rate Transition Risk	X	X
Alternative Minimum Tax Risk	X	X
Cybersecurity Risk	X	X

Income Risk	X	X

Inverse Floaters Risk	X	X
Municipal Issuer Focus Risk	X	X
General Obligation and Revenue Bonds Risk	X	X
Education Revenue Bonds Risk	X	X

Industrial Revenue Bonds Risk	X	X
Special Tax Bonds Risk	X	X
Tax Allocation Revenue Securities Risk	X	X

Transportation Facility Revenue Bonds Risk	X	X
Municipal Lease Obligation Risk	X	X
Tax-Exempt Status Risk	X	X

Tax Risk	X	X

Illiquid Investment Risk	X	X
Unrated Bond Risk	X	X
U.S. Territory Risk	X	X

Valuation Risk	X	X
Zero Coupon Bond Risk	X	X

See Exhibit C for a detailed description of each of these risks.

Fund Performance

The Acquiring Fund will not commence investment operations until after the closing of the Reorganization. At that time, the Acquiring Fund will adopt the performance history of the Acquired Fund, which will be the accounting and performance survivor of the Reorganization.

Performance history will be included for the Acquired Fund after it has been in operation for one calendar year. Until that time, performance information is available at www.firsteagle.com or by calling 800.334.2143. As with all mutual funds, past

87

performance is not an indication of future performance (before or after taxes). The Acquiring Fund will adopt the performance history of the Acquired Fund when the Reorganization closes.

Comparison of Portfolio Management Team

The Victory First Eagle Core Plus Municipal Fund will have the same portfolio managers who manage the First Eagle Core Plus Municipal Fund. The portfolio managers listed below are jointly and primarily responsible for the day-to-day management of the Acquired Fund and, following the Reorganization, will be jointly and primarily responsible for the day-to-day management of the corresponding Acquiring Fund.

Portfolio Manager	Current Title / Experience	Service on Acquired Fund
John V. Miller	Head and Chief Investment Officer of Municipal Credit and Portfolio	Since November 2025
Manager; previously spent approximately 27 years at Nuveen

David Blair	Portfolio Manager; joined First Eagle in January 2025 after prior
	municipal-investment experience at Nuveen and PIMCO; CFA	Since November 2025
charterholder

See Exhibit D for additional information about the members of the Victory First Eagle Core Plus Municipal Fund portfolio management team.

Reorganization of First Eagle High Yield Municipal Completion Fund into Victory First Eagle High Yield

Municipal Completion Fund

Comparison of Current and Pro Forma Expenses

Shareholder Fees (fees paid directly from your investment)

First Eagle High Yield Municipal Completion Fund (Current)(Acquired Fund)

Shares
Maximum sales charge (load) when you buy	None
shares (as a percentage of offering price)

Maximum deferred sales charge (load) (as a

percentage of the lesser of your purchase orNone redemption price)

Victory First Eagle High Yield Municipal Completion Fund (Pro Forma)(Acquiring Fund)

Shares
Maximum sales charge (load) when you buy	[	]
shares (as a percentage of offering price)
Maximum deferred sales charge (load) (as a	[	]
percentage of the lesser of your purchase or
redemption price)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment): First Eagle High Yield Municipal Completion Fund (Current)(Acquired Fund)

Shares

Management Fees*	0.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.35%
Interest and Related Expenses**	0.35%
Remainder of Other Expenses	0.00%

Total Annual Fund Operating Expenses	0.35%

Fee Waiver/Expense Reimbursement	None

88

Shares

Total Annual Fund Operating Expenses After	0.35%
Fee Waiver and/or Expense Reimbursement

Victory First Eagle High Yield Municipal Completion Fund (Pro Forma)(Acquiring Fund)

Shares

Management Fees	0.00%

Distribution and/or Service (12b-1) Fees	None

Other Expenses(1)	[●]
Interest and Related Expenses	[●]

Remainder of Other Expenses	[●]

Total Annual Fund Operating Expenses	[●]

Fee Waiver/Expense Reimbursement(2)	[●]
Total Annual Fund Operating Expenses After	[0.35%]
Fee Waiver and/or Expense Reimbursement(2)

*The Fund does not pay management fees to First Eagle Investment Management, LLC (the “Adviser”) under the Investment Advisory Contract between First Eagle Completion Fund Trust (the “Trust”) and the Adviser with respect to the Fund (the “Advisory Agreement”). However, you will generally incur the management fees for the amount invested in the Fund through the separately managed account associated with such investment. You should read carefully the separately managed account brochure provided to you by First Eagle Separate Account Management, LLC or your investment adviser. The brochure is required to include information about the fees charged to you by First Eagle Separate Account Management, LLC and the fees paid by the sponsor to the Adviser and its affiliates. You pay no additional fees or expenses to purchase shares of the Fund.

**Includes interest expense and fees paid on Fund borrowings and/or interest and related expenses from inverse floaters.

(1)Estimated for the current fiscal year, as the Acquiring Fund has not yet commenced investment operations.

(2)[Victory Capital, the Acquiring Fund’s investment adviser, has contractually agreed to waive its management fee and/or reimburse expenses for at least two years following the closing of the Reorganization so that the total annual fund operating expenses of each class of shares (or, where shares are not designated by class, such shares) (excluding certain items such as interest, taxes, brokerage commissions, and acquired fund fees and expenses) do not exceed the current contractual expense limitation applicable to the corresponding class or shares of the Acquired Fund or, if there is no such contractual expense limitation, the expense ratio based on the expenses of that class or those shares for the most recent fiscal year. The contractual limits may be different at the time of the closing of the Reorganization. Victory Capital is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Acquiring Fund’s Board of Trustees.]

Expense examples: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the Fund’s total annual operating expenses remain the same except that any contractual expense limitation is reflected only for its applicable term, including the proposed two- year limitation for the Acquiring Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own shares	1	3
First Eagle High Yield Municipal Completion Fund	$36	$113
(Current) (Acquired Fund) — Shares — Sold or Held

Victory First Eagle High Yield Municipal Completion	[●]	[●]
Fund (Pro Forma) (Acquiring Fund) — Shares — Sold or
Held

Portfolio Turnover: During the most recent fiscal period, the Acquired Fund’s portfolio turnover rate was 0.00% of the average value of its portfolio. No portfolio turnover information is included for the Acquiring Fund because it has not yet commenced investment operations. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

89

Comparison of Investment Objective(s), Principal Investment Strategies and Principal Risks

Investment Objective and Principal Investment Strategies

The Acquired Fund and its corresponding Acquiring Fund will have the same investment objectives and principal investment strategies, except as noted below.

There can be no assurance that a Fund will achieve its investment objective.

	First Eagle High Yield Municipal	Victory First Eagle High Yield
Municipal Completion Fund
Completion Fund (Acquired Fund)
(Acquiring Fund)

	The Fund seeks to provide high current	Same as Acquired Fund.
Investment Objective	income exempt from regular federal
income taxes. Capital appreciation is a
secondary objective when consistent
with the Fund’s primary objective.
Principal Investment Strategy	To pursue its investment objective, the	Same as Acquired Fund, except that
	Fund normally invests at least 80% of	“the Fund normally invests at least
	its net assets (plus any borrowings for	80%” reads “under normal
	investment purposes) in municipal	circumstances, the Fund invests at least
	bonds that pay interest that is exempt	80%”. The sentence beginning
	from regular federal personal income	“Assuming the position pays interest
	tax. Such municipal bonds may include	income” is replaced by: “[Derivatives
	obligations issued by U.S. states and	and other instruments that provide
	their subdivisions, authorities,	exposure to municipal bonds or have
	instrumentalities and corporations, as	similar economic characteristics may be
	well as obligations issued by U.S.	counted toward the Fund’s 80% policy
	territories that pay interest that is	only to the extent that the income from
	exempt from regular federal personal	those investments is exempt from
	income tax. The Fund may invest in all	regular federal personal income tax.]”
types of municipal bonds, including
general obligation bonds, revenue
bonds and participation interests in
municipal leases. The Fund may invest
without limit in securities that generate
income taxable to those shareholders
subject to the federal alternative
minimum tax. Assuming the position
pays interest income that is exempt
from regular federal personal income
tax, the Fund can “count” relevant
derivative positions towards its “80% of
assets” allocation and, in doing so,
values each position at the price at
which it is held on the Fund’s books
(generally market price, but anticipates
valuing each such position for purposes
of assessing compliance with this test at
notional value in connection with new
rules requiring that treatment). While
the Fund may invest in securities with
any time to maturity, the Fund is a
long-term bond fund and, as such, will
generally maintain, under normal
market conditions, an investment
portfolio with an overall weighted
average maturity of greater than 10
years. A debt instrument’s “duration” is
a way of measuring a debt instrument’s

90

sensitivity to a potential change in interest rates.

The Fund invests significantly in lower- quality municipal bonds and may employ effective leverage through investments in inverse floaters, tender option bonds, total return swaps, interest rate swaps, credit default swaps, credit default swap indices, a line of credit, repurchase agreements and reverse repurchase agreements. While the Fund may invest in securities with any investment rating, under normal market conditions, the Fund invests at least 65% of its net assets in low- to medium-quality bonds rated BBB/Baa or lower at the time of purchase by at least one independent rating agency or, if unrated, judged by the Adviser to be of comparable quality. In doing so, the Fund may invest in below investment grade municipal bonds (those rated BB+/Ba1 or lower), commonly referred to as “high yield” or “junk” bonds. The Fund may invest up to 10% of its net assets in defaulted municipal bonds. The Fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (“Inverse Floaters”). The Fund’s investments in Inverse Floaters are designed to increase the Fund’s income and returns through this leveraged exposure. The Fund may invest in Inverse Floaters that create effective leverage of up to 30% of the Fund’s total investment exposure. Generally, the underlying bonds of the Inverse Floaters in which the Fund invests will be investment grade bonds, though the Fund may invest in Inverse Floaters without regard to the credit ratings of the underlying bonds of the Inverse Floaters.

The Adviser uses a bottom-up fundamental analysis to screen for issuers that meet its investment team’s fundamental tests of creditworthiness. The Adviser’s investment team favors those issuers with attractive return potential from a combination of price improvement and yield through solid coverage of debt service and a priority lien on hard assets, dedicated revenue streams or tax resources. Inputs into the investment team’s analysis include credit analysis, security structure, sector analysis and yield curve positioning. Factors that the Adviser’s investment

91

team considers in constructing and assessing the Fund’s portfolio and in analyzing the Fund’s exposure to sectors is described further below.

In deciding whether to sell a security, the Adviser considers various factors related to the market and the portfolio, which may include whether: a security has become overvalued; the Adviser detects credit deterioration or modifies its portfolio strategy, such as sector and/or state allocations; or a security exceeds the portfolio’s diversification targets.

While the municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies, as of the date of this prospectus, the Fund does not expect that it will have significant exposure to any particular geographic area or any particular type of project.

The Fund may invest in cash and cash equivalents, including U.S. treasuries, money market funds, variable rate demand notes or municipal bond- focused exchange-traded funds. The Fund may invest in zero coupon bonds. The Fund may also invest (typically for hedging purposes or to manage the effective maturity or duration of the Fund’s portfolio or for speculative purposes in an effort to increase the Fund’s yield or to enhance returns) in derivative instruments such as options, futures contracts and options on futures contracts, and interest rate swaps.

The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the Securities Act of 1933 (the “1933 Act”) (“restricted securities”). That rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act.

Principal Risks

An investment in each Fund is subject to certain risks. The principal risks associated with an investment in the First Eagle High Yield Municipal Completion Fund are the same as the principal risks associated with an investment in the Victory First Eagle High Yield Municipal Completion Fund because the Funds will have the same investment objective(s) and principal investment strategies, except as noted above. The following table identifies each principal investment risk applicable to both Funds. Additional information regarding these risks is set forth in Exhibit C.

It is possible to lose money on an investment in a Fund. The Funds will be affected by the investment decisions, techniques and risk analyses of their investment adviser, and there is no guarantee that a Fund will achieve its

92

investment objective. Any of the following risks, among others, could affect Fund performance, cause a Fund to lose money or cause a Fund to underperform relevant market measures or other funds. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

	First Eagle High Yield	Victory First Eagle High Yield
Principal Investment Risk	Municipal Completion Fund	Municipal Completion Fund
	(Acquired Fund)	(Acquiring Fund)
Municipal Bond Risk	X	X

High Yield Risk	X	X
Credit and Interest Rate Risk	X	X
Market Risk	X	X

Call Risk	X	X

Derivatives Risk	X	X
Options Risk	X	X
Swaps Risk	X	X

Restricted and Illiquid Investment Risk	X	X

Defaulted Securities Risk	X	X
Unrated Bond Risk	X	X
Changes in Debt Ratings Risk	X	X

Reference Rate Transition Risk	X	X
Alternative Minimum Tax Risk	X	X
Income Risk	X	X

Inverse Floaters Risk	X	X

Municipal Issuer Focus Risk	X	X
General Obligation and Revenue Bonds Risk	X	X
Education Revenue Bonds Risk	X	X
Industrial Revenue Bonds Risk	X	X
Special Tax Bonds Risk	X	X
Tax Allocation Revenue Securities Risk	X	X
Transportation Facility Revenue Bonds Risk	X	X

Municipal Lease Obligation Risk	X	X

Tax-Exempt Status Risk	X	X
Tax Risk	X	X
U.S. Territory Risk	X	X
New Fund Risk	X	X

Valuation Risk	X	X
Zero Coupon Bond Risk	X	X
Other Investment Company Risk	X	X

Cybersecurity Risk	X	X

See Exhibit C for a detailed description of each of these risks.

Fund Performance

The Acquiring Fund will not commence investment operations until after the closing of the Reorganization. At that time, the Acquiring Fund will adopt the performance history of the Acquired Fund, which will be the accounting and performance survivor of the Reorganization.

Performance history will be included for the Acquired Fund after it has been in operation for one calendar year. Until that time, performance information is available at www.firsteagle.com or by calling 800.334.2143. The performance of the Acquired Fund will not reflect fees or other charges imposed in connection with the separately managed accounts through which eligible

93

investors invest. As with all mutual funds, past performance is not an indication of future performance. The Acquiring Fund will adopt the performance history of the Acquired Fund when the Reorganization closes.

Comparison of Portfolio Management Team

The Victory First Eagle High Yield Municipal Completion Fund will have the same portfolio managers who manage the First Eagle High Yield Municipal Completion Fund. The portfolio managers listed below are jointly and primarily responsible for the day-to-day management of the Acquired Fund and, following the Reorganization, will be jointly and primarily responsible for the day-to-day management of the corresponding Acquiring Fund.

Portfolio Manager	Current Title / Experience	Service on Acquired Fund
John V. Miller	Head and Chief Investment Officer of Municipal Credit and Portfolio	Since September 2025
Manager; previously spent approximately 27 years at Nuveen

David Blair	Portfolio Manager and head of the Municipal Core separately managed
	account business; joined First Eagle in January 2025 after prior municipal-	Since September 2025
investment experience at Nuveen and PIMCO; CFA charterholder

See Exhibit D for additional information about the members of the Victory First Eagle High Yield Municipal Completion Fund portfolio management team.

Reorganization of Diamond Hill Small Cap Fund into Victory Diamond Hill Small Cap Fund Comparison of Current and Pro Forma Expenses

Shareholder Fees (fees paid directly from your investment)

Diamond Hill Small Cap Fund (Current)(Acquired Fund)

		Investor		Class I	Class Y

Maximum sales charge (load)
when you buy shares (as a		None		None	None
percentage of offering price)
Maximum deferred sales charge
(load) (as a percentage of the		None		None	None
lesser of your purchase or

redemption price)

Victory Diamond Hill Small	Cap Fund (Pro Forma)(Acquiring		Fund)

		Class A		Class Y	Class R6
Maximum sales charge (load)	[	]%		None	None
when you buy shares (as a
percentage of offering price)
Maximum deferred sales charge	[	]%*		None	None
(load) (as a percentage of the
lesser of your purchase or
redemption price)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment): Diamond Hill Small Cap Fund (Current)(Acquired Fund)

	Investor	Class I	Class Y

Management Fees	0.80%	0.80%	0.80%
Distribution and/or Service (12b-	0.25%	None	None
1) Fees

Other Expenses	0.24%	0.20%	0.07%

Total Annual Fund Operating	1.29%	1.00%	0.87%
Expenses

Fee Waiver/Expense	None	None	None
Reimbursement

94

	Investor		Class I	Class Y

Total Annual Fund Operating
Expenses After Fee Waiver	1.29%		1.00%	0.87%
and/or Expense Reimbursement
Victory Diamond Hill Small	Cap Fund (Pro Forma)(Acquiring	Fund)

	Class A		Class Y	Class R6
Management Fees	0.80%		0.80%	0.80%

Distribution and/or Service (12b-	0.25%		None	None
1) Fees
Other Expenses	[●]		[●]	[●]

Total Annual Fund Operating	[●]		[●]	[●]
Expenses
Fee Waiver/Expense	[●]		[●]	[●]
Reimbursement(2)
Total Annual Fund Operating	[1.29%]		[1.00%]	[0.87%]
Expenses After Fee Waiver
and/or Expense Reimbursement(2)

(1)Estimated for the current fiscal year, as the Acquiring Fund has not yet commenced investment operations.

* For the Acquiring Fund, a CDSC of [	]% may apply to purchases of $[	] or more made without an initial sales charge and
redeemed within 18 months of purchase.

(2)[Victory Capital, the Acquiring Fund’s investment adviser, has contractually agreed to waive its management fee and/or reimburse expenses for at least two years following the closing of the Reorganization so that the total annual fund operating expenses of each class of shares (or, where shares are not designated by class, such shares) (excluding certain items such as interest, taxes, brokerage commissions, and acquired fund fees and expenses) do not exceed the current contractual expense limitation applicable to the corresponding class or shares of the Acquired Fund or, if there is no such contractual expense limitation, the expense ratio based on the expenses of that class or those shares for the most recent fiscal year. The contractual limits may be different at the time of the closing of the Reorganization. Victory Capital is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Acquiring Fund’s Board of Trustees.]

Expense examples: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the Fund’s total annual operating expenses remain the same except that any contractual expense limitation is reflected only for its applicable term, including the proposed two- year limitation for the Acquiring Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own shares	1	3	5	10
Diamond Hill Small Cap Fund (Current) (Acquired Fund)	$131	$409	$708	$1,556
— Investor

Diamond Hill Small Cap Fund (Current) (Acquired Fund)	$102	$318	$552	$1,225
— Class I

Diamond Hill Small Cap Fund (Current) (Acquired Fund)	$89	$278	$482	$1,073
— Class Y

Victory Diamond Hill Small Cap Fund (Pro Forma)	[●]	[●]	[●]	[●]
(Acquiring Fund) — Class A — Sold or Held

Victory Diamond Hill Small Cap Fund (Pro Forma)	[●]	[●]	[●]	[●]
(Acquiring Fund) — Class Y — Sold or Held

Victory Diamond Hill Small Cap Fund (Pro Forma)	[●]	[●]	[●]	[●]
(Acquiring Fund) — Class R6 — Sold or Held

Portfolio Turnover: During the fiscal year ended December 31, 2025, the Acquired Fund’s portfolio turnover rate was 57% of the average value of its portfolio. No portfolio turnover information is included for the Acquiring Fund because it has not yet

95

commenced investment operations. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

Comparison of Investment Objective(s), Principal Investment Strategies and Principal Risks

Investment Objective and Principal Investment Strategies

The Acquired Fund and its corresponding Acquiring Fund will have the same investment objectives and principal investment strategies, except as noted below.

There can be no assurance that a Fund will achieve its investment objective.

	Diamond Hill Small Cap Fund	Victory Diamond Hill Small Cap
	(Acquired Fund)	Fund (Acquiring Fund)
Investment Objective	The Fund seeks long-term capital	Same as Acquired Fund.
appreciation.

96

The Fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with small market capitalizations that Diamond Hill Capital Management, LLC (the “Adviser”) believes are undervalued. Equity securities consist of common and preferred stocks. Small cap companies are defined as companies with market capitalizations at the time of purchase below $3 billion or in the range of those market capitalizations of companies included in the Russell 2000® Index at the time of purchase. The capitalization range of the Russell 2000® Index is between $12.1 million and $35.8 billion as of January 31, 2026. The size of the companies included in the Russell 2000® Index will change with market conditions.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser focuses on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth,

Principal Investment Strategyoperating margins and other economic factors. The Adviser also considers the level of industry competition, the regulatory environment, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

Once a holding is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock

Same as Acquired Fund, except that the 80% investment policy is stated to apply under normal circumstances. References to the Adviser mean Victory Capital for the Acquiring Fund.

97

Diamond Hill Small Cap Fund	Victory Diamond Hill Small Cap
(Acquired Fund)	Fund (Acquiring Fund)
that it believes offers a better
investment opportunity.

Principal Risks

An investment in each Fund is subject to certain risks. The principal risks associated with an investment in the Diamond Hill Small Cap Fund are the same as the principal risks associated with an investment in the Victory Diamond Hill Small Cap Fund because the Funds will have the same investment objective(s) and principal investment strategies, except as noted above. The following table identifies each principal investment risk applicable to both Funds. Additional information regarding these risks is set forth in Exhibit C.

It is possible to lose money on an investment in a Fund. The Funds will be affected by the investment decisions, techniques and risk analyses of their investment adviser, and there is no guarantee that a Fund will achieve its investment objective. Any of the following risks, among others, could affect Fund performance, cause a Fund to lose money or cause a Fund to underperform relevant market measures or other funds. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

	Diamond Hill Small Cap	Victory Diamond Hill Small Cap
Principal Investment Risk	Fund	Fund
	(Acquired Fund)	(Acquiring Fund)
Current Market Environment Risk	X	X
Management Risk	X	X
Market Risk	X	X
Small Cap Company Risk	X	X

See Exhibit C for a detailed description of each of these risks.

Fund Performance

The Acquiring Fund will not commence investment operations until after the closing of the Reorganization. At that time, the Acquiring Fund will adopt the performance history of the Acquired Fund, which will be the accounting and performance survivor of the Reorganization.

The following information provides an indication of the risks of investing in the Acquired Fund by showing changes in the Acquired Fund’s performance from year to year and by showing how its average annual returns for the periods shown compare with one or more broad measures of market performance. The bar chart shows calendar-year total returns for the Acquired Fund’s Class I shares. The chart assumes reinvestment of dividends and distributions.

Updated performance information is available at www.diamond-hill.com or by calling 888-226-5595. Past performance (before and after taxes) does not necessarily indicate how the Acquired Fund or, following the Reorganization, the Acquiring Fund will perform in the future.

Calendar Year Total Returns — Class I

98

Best Quarter		Worst Quarter

Fourth Quarter 2020	26.68%	First Quarter 2020	-36.17%

The year-to-date return as of September 30, 2026 was 19.28%.

The following table presents average annual total returns as of December 31, 2025. After-tax returns are shown only for Class I shares. After-tax returns for other classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect for each year and do not reflect state or local taxes. Actual after-tax returns depend on an investor’s tax situation and are not relevant to investors who hold shares through tax-deferred arrangements.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years

Class I Shares — Return Before Taxes	11.84%	12.05%	8.77%

Class I Shares — Return After Taxes on Distributions	10.40%	7.96%	6.10%

Class I Shares — Return After Taxes on Distributions and	8.05%	8.79%	6.51%
Sale of Fund Shares

Investor Shares — Return Before Taxes	11.48%	11.73%	8.46%

Class Y Shares — Return Before Taxes	11.96%	12.20%	8.90%

Russell 3000 Index (no deduction for fees, expenses or	17.15%	13.15%	14.29%
taxes)

Russell 2000 Index (no deduction for fees, expenses or	12.81%	6.09%	9.62%
taxes)

Comparison of Portfolio Management Team

The Victory Diamond Hill Small Cap Fund will have the same portfolio managers who manage the Diamond Hill Small Cap Fund. The portfolio managers listed below are jointly and primarily responsible for the day-to-day management of the Acquired Fund and, following the Reorganization, will be jointly and primarily responsible for the day-to-day management of the corresponding Acquiring Fund.

Portfolio Manager		Current Title / Experience	Service on Acquired Fund
Aaron Monroe	Portfolio Manager		Since February 2017

See Exhibit D for additional information about the members of the Victory Diamond Hill Small Cap Fund portfolio management team.

99

Reorganization of Diamond Hill Small-Mid Cap Fund into Victory Diamond Hill Small-Mid Cap Fund Comparison of Current and Pro Forma Expenses

Shareholder Fees (fees paid directly from your investment)

Diamond Hill Small-Mid Cap Fund (Current)(Acquired Fund)

		Investor	Class I	Class Y

Maximum sales charge (load)
when you buy shares (as a		None	None	None
percentage of offering price)
Maximum deferred sales charge
(load) (as a percentage of the		None	None	None
lesser of your purchase or

redemption price)

Victory Diamond Hill Small-Mid Cap Fund (Pro Forma)(Acquiring Fund)

		Class A	Class Y	Class R6

Maximum sales charge (load)	[	]%	None	None
when you buy shares (as a
percentage of offering price)
Maximum deferred sales charge	[	]%*	None	None
(load) (as a percentage of the
lesser of your purchase or
redemption price)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment): Diamond Hill Small-Mid Cap Fund (Current)(Acquired Fund)

	Investor	Class I	Class Y

Management Fees	0.75%	0.75%	0.75%

Distribution and/or Service (12b-	0.25%	None	None
1) Fees

Other Expenses	0.23%	0.19%	0.06%

Total Annual Fund Operating	1.23%	0.94%	0.81%
Expenses

Fee Waiver/Expense	None	None	None
Reimbursement

Total Annual Fund Operating
Expenses After Fee Waiver	1.23%	0.94%	0.81%
and/or Expense Reimbursement
Victory Diamond Hill Small-Mid Cap Fund (Pro Forma)(Acquiring Fund)
	Class A	Class Y	Class R6

Management Fees	0.75%	0.75%	0.75%

Distribution and/or Service (12b-	0.25%	None	None
1) Fees
Other Expenses	[●]	[●]	[●]
Total Annual Fund Operating	[●]	[●]	[●]
Expenses
Fee Waiver/Expense	[●]	[●]	[●]
Reimbursement(2)
Total Annual Fund Operating	[1.23%]	[0.94%]	[0.81%]
Expenses After Fee Waiver
and/or Expense Reimbursement(2)

100
(1)Estimated for the current fiscal year, as the Acquiring Fund has not yet commenced investment operations.

* For the Acquiring Fund, a CDSC of [	]% may apply to purchases of $[	] or more made without an initial sales charge and
redeemed within 18 months of purchase.

(2)[Victory Capital, the Acquiring Fund’s investment adviser, has contractually agreed to waive its management fee and/or reimburse expenses for at least two years following the closing of the Reorganization so that the total annual fund operating expenses of each class of shares (or, where shares are not designated by class, such shares) (excluding certain items such as interest, taxes, brokerage commissions, and acquired fund fees and expenses) do not exceed the current contractual expense limitation applicable to the corresponding class or shares of the Acquired Fund or, if there is no such contractual expense limitation, the expense ratio based on the expenses of that class or those shares for the most recent fiscal year. The contractual limits may be different at the time of the closing of the Reorganization. Victory Capital is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Acquiring Fund’s Board of Trustees.]

Expense examples: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the Fund’s total annual operating expenses remain the same except that any contractual expense limitation is reflected only for its applicable term, including the proposed two- year limitation for the Acquiring Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own shares	1	3	5	10
Diamond Hill Small-Mid Cap Fund (Current) (Acquired	$125	$390	$676	$1,489
Fund) — Investor

Diamond Hill Small-Mid Cap Fund (Current) (Acquired	$96	$300	$520	$1,155
Fund) — Class I

Diamond Hill Small-Mid Cap Fund (Current) (Acquired	$83	$259	$450	$1,002
Fund) — Class Y

Victory Diamond Hill Small-Mid Cap Fund (Pro Forma)	[●]	[●]	[●]	[●]
(Acquiring Fund) — Class A — Sold or Held

Victory Diamond Hill Small-Mid Cap Fund (Pro Forma)	[●]	[●]	[●]	[●]
(Acquiring Fund) — Class Y — Sold or Held

Victory Diamond Hill Small-Mid Cap Fund (Pro Forma)	[●]	[●]	[●]	[●]
(Acquiring Fund) — Class R6 — Sold or Held

Portfolio Turnover: During the fiscal year ended December 31, 2025, the Acquired Fund’s portfolio turnover rate was 44% of the average value of its portfolio. No portfolio turnover information is included for the Acquiring Fund because it has not yet commenced investment operations. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

Comparison of Investment Objective(s), Principal Investment Strategies and Principal Risks

Investment Objective and Principal Investment Strategies

The Acquired Fund and its corresponding Acquiring Fund will have the same investment objectives and principal investment strategies, except as noted below.

There can be no assurance that a Fund will achieve its investment objective.

	Diamond Hill Small-Mid Cap Fund	Victory Diamond Hill Small-Mid Cap
	(Acquired Fund)	Fund (Acquiring Fund)
Investment Objective	The Fund seeks long-term capital	Same as Acquired Fund.
appreciation.

101

The Fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with small and medium market capitalizations that Diamond Hill Capital Management, LLC (the “Adviser”) believes are undervalued. Equity securities consist of common and preferred stocks. Small and mid cap companies are defined as companies with market capitalizations at the time of purchase between $500 million and $10 billion or in the range of those market capitalizations of companies included in the Russell 2500® Index at the time of purchase. The capitalization range of the Russell 2500® Index is between $12.1 million and $84.5 billion as of January 31, 2026. The size of the companies included in the Russell 2500® Index will change with market conditions.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser focuses on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into

Principal Investment Strategyconsideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, the regulatory environment, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

Once a holding is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating; or, if it identifies a stock

Same as Acquired Fund, except that the 80% investment policy is stated to apply under normal circumstances. References to the Adviser mean Victory Capital for the Acquiring Fund.

102

Diamond Hill Small-Mid Cap Fund	Victory Diamond Hill Small-Mid Cap
(Acquired Fund)	Fund (Acquiring Fund)
that it believes offers a better
investment opportunity.

Principal Risks

An investment in each Fund is subject to certain risks. The principal risks associated with an investment in the Diamond Hill Small-Mid Cap Fund are the same as the principal risks associated with an investment in the Victory Diamond Hill Small-Mid Cap Fund because the Funds will have the same investment objective(s) and principal investment strategies, except as noted above. The following table identifies each principal investment risk applicable to both Funds. Additional information regarding these risks is set forth in Exhibit C.

It is possible to lose money on an investment in a Fund. The Funds will be affected by the investment decisions, techniques and risk analyses of their investment adviser, and there is no guarantee that a Fund will achieve its investment objective. Any of the following risks, among others, could affect Fund performance, cause a Fund to lose money or cause a Fund to underperform relevant market measures or other funds. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

	Diamond Hill Small-Mid	Victory Diamond Hill Small-Mid
Principal Investment Risk	Cap Fund	Cap Fund
	(Acquired Fund)	(Acquiring Fund)
Current Market Environment Risk	X	X
Management Risk	X	X
Market Risk	X	X
Small Cap and Mid Cap Company Risk	X	X

See Exhibit C for a detailed description of each of these risks.

Fund Performance

The Acquiring Fund will not commence investment operations until after the closing of the Reorganization. At that time, the Acquiring Fund will adopt the performance history of the Acquired Fund, which will be the accounting and performance survivor of the Reorganization.

The following information provides an indication of the risks of investing in the Acquired Fund by showing changes in the Acquired Fund’s performance from year to year and by showing how its average annual returns for the periods shown compare with one or more broad measures of market performance. The bar chart shows calendar-year total returns for the Acquired Fund’s Class I shares. The chart assumes reinvestment of dividends and distributions.

Updated performance information is available at www.diamond-hill.com or by calling 888-226-5595. Past performance (before and after taxes) does not necessarily indicate how the Acquired Fund or, following the Reorganization, the Acquiring Fund will perform in the future.

Calendar Year Total Returns — Class I

103

Best Quarter		Worst Quarter

Fourth Quarter 2020	23.26%	First Quarter 2020	-35.83%

The year-to-date return as of September 30, 2026 was 1.75%.

The following table presents average annual total returns as of December 31, 2025. After-tax returns are shown only for Class I shares. After-tax returns for other classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect for each year and do not reflect state or local taxes. Actual after-tax returns depend on an investor’s tax situation and are not relevant to investors who hold shares through tax-deferred arrangements.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years

Class I Shares — Return Before Taxes	8.63%	8.20%	7.98%

Class I Shares — Return After Taxes on Distributions	7.16%	6.89%	6.92%

Class I Shares — Return After Taxes on Distributions and	6.18%	6.36%	6.32%
Sale of Fund Shares

Investor Shares — Return Before Taxes	8.33%	7.89%	7.66%

Class Y Shares — Return Before Taxes	8.76%	8.32%	8.11%

Russell 3000 Index (no deduction for fees, expenses or	17.15%	13.15%	14.29%
taxes)

Russell 2500 Index (no deduction for fees, expenses or	11.91%	7.26%	10.40%
taxes)

Comparison of Portfolio Management Team

The Victory Diamond Hill Small-Mid Cap Fund will have the same portfolio managers who manage the Diamond Hill Small- Mid Cap Fund. The portfolio managers listed below are jointly and primarily responsible for the day-to-day management of the Acquired Fund and, following the Reorganization, will be jointly and primarily responsible for the day-to-day management of the corresponding Acquiring Fund.

Portfolio Manager		Current Title / Experience	Service on Acquired Fund
Christopher Welch	Portfolio Manager		Since December 2005
Anthony Philipp	Portfolio Manager		Since December 2025

See Exhibit D for additional information about the members of the Victory Diamond Hill Small-Mid Cap Fund portfolio management team.

104

Reorganization of Diamond Hill Mid Cap Fund into Victory Diamond Hill Mid Cap Fund Comparison of Current and Pro Forma Expenses

Shareholder Fees (fees paid directly from your investment)

Diamond Hill Mid Cap Fund (Current)(Acquired Fund)

		Investor		Class I	Class Y

Maximum sales charge (load)
when you buy shares (as a		None		None	None
percentage of offering price)
Maximum deferred sales charge
(load) (as a percentage of the		None		None	None
lesser of your purchase or

redemption price)

Victory Diamond Hill Mid Cap Fund (Pro Forma)(Acquiring			Fund)

		Class A		Class Y	Class R6

Maximum sales charge (load)	[	]%		None	None
when you buy shares (as a
percentage of offering price)
Maximum deferred sales charge	[	]%*		None	None
(load) (as a percentage of the
lesser of your purchase or
redemption price)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment): Diamond Hill Mid Cap Fund (Current)(Acquired Fund)

	Investor		Class I	Class Y

Management Fees	0.60%		0.60%	0.60%

Distribution and/or Service (12b-	0.25%		None	None
1) Fees

Other Expenses	0.24%		0.20%	0.07%

Total Annual Fund Operating	1.09%		0.80%	0.67%
Expenses

Fee Waiver/Expense	None		None	None
Reimbursement

Total Annual Fund Operating
Expenses After Fee Waiver	1.09%		0.80%	0.67%
and/or Expense Reimbursement
Victory Diamond Hill Mid Cap Fund (Pro Forma)(Acquiring		Fund)
	Class A	Class Y	Class R6

Management Fees	0.60%	0.60%	0.60%

Distribution and/or Service (12b-	0.25%	None	None
1) Fees
Other Expenses	[●]	[●]	[●]
Total Annual Fund Operating	[●]	[●]	[●]
Expenses
Fee Waiver/Expense	[●]	[●]	[●]
Reimbursement(2)
Total Annual Fund Operating	[1.09%]	[0.80%]	[0.67%]
Expenses After Fee Waiver
and/or Expense Reimbursement(2)

105

(1)Estimated for the current fiscal year, as the Acquiring Fund has not yet commenced investment operations.

* For the Acquiring Fund, a CDSC of [	]% may apply to purchases of $[	] or more made without an initial sales charge and
redeemed within 18 months of purchase.

(2)[Victory Capital, the Acquiring Fund’s investment adviser, has contractually agreed to waive its management fee and/or reimburse expenses for at least two years following the closing of the Reorganization so that the total annual fund operating expenses of each class of shares (or, where shares are not designated by class, such shares) (excluding certain items such as interest, taxes, brokerage commissions, and acquired fund fees and expenses) do not exceed the current contractual expense limitation applicable to the corresponding class or shares of the Acquired Fund or, if there is no such contractual expense limitation, the expense ratio based on the expenses of that class or those shares for the most recent fiscal year. The contractual limits may be different at the time of the closing of the Reorganization. Victory Capital is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Acquiring Fund’s Board of Trustees.]

Expense examples: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the Fund’s total annual operating expenses remain the same except that any contractual expense limitation is reflected only for its applicable term, including the proposed two- year limitation for the Acquiring Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own shares	1	3	5	10
Diamond Hill Mid Cap Fund (Current) (Acquired Fund)	$111	$347	$601	$1,329
— Investor

Diamond Hill Mid Cap Fund (Current) (Acquired Fund)	$82	$255	$444	$990
— Class I

Diamond Hill Mid Cap Fund (Current) (Acquired Fund)	$68	$214	$373	$835
— Class Y

Victory Diamond Hill Mid Cap Fund (Pro Forma)	[●]	[●]	[●]	[●]
(Acquiring Fund) — Class A — Sold or Held

Victory Diamond Hill Mid Cap Fund (Pro Forma)	[●]	[●]	[●]	[●]
(Acquiring Fund) — Class Y — Sold or Held

Victory Diamond Hill Mid Cap Fund (Pro Forma)	[●]	[●]	[●]	[●]
(Acquiring Fund) — Class R6 — Sold or Held

Portfolio Turnover: During the fiscal year ended December 31, 2025, the Acquired Fund’s portfolio turnover rate was 33% of the average value of its portfolio. No portfolio turnover information is included for the Acquiring Fund because it has not yet commenced investment operations. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

Comparison of Investment Objective(s), Principal Investment Strategies and Principal Risks

Investment Objective and Principal Investment Strategies

The Acquired Fund and its corresponding Acquiring Fund will have the same investment objectives and principal investment strategies, except as noted below.

There can be no assurance that a Fund will achieve its investment objective.

	Diamond Hill Mid Cap Fund	Victory Diamond Hill Mid Cap Fund
	(Acquired Fund)	(Acquiring Fund)
Investment Objective	The Fund seeks long-term capital	Same as Acquired Fund.
appreciation.

106

The Fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with medium market capitalizations that Diamond Hill Capital Management, LLC (the “Adviser”) believes are undervalued. Equity securities consist of common and preferred stocks. Mid cap companies are defined as companies with market capitalizations at the time of purchase between $1.5 billion and $20 billion or in the range of those market capitalizations of companies included in the Russell Midcap® Index at the time of purchase. The capitalization range of the Russell Midcap® Index is between $1.2 billion and $89.5 billion as of January 31, 2026. The size of the companies included in the Russell Midcap® Index will change with market conditions.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser focuses on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth,

Principal Investment Strategyoperating margins and other economic factors. The Adviser also considers the level of industry competition, the regulatory environment, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

Once a holding is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock

Same as Acquired Fund, except that the 80% investment policy is stated to apply under normal circumstances. References to the Adviser mean Victory Capital for the Acquiring Fund.

107

Diamond Hill Mid Cap Fund	Victory Diamond Hill Mid Cap Fund
(Acquired Fund)	(Acquiring Fund)
that it believes offers a better
investment opportunity.

Principal Risks

An investment in each Fund is subject to certain risks. The principal risks associated with an investment in the Diamond Hill Mid Cap Fund are the same as the principal risks associated with an investment in the Victory Diamond Hill Mid Cap Fund because the Funds will have the same investment objective(s) and principal investment strategies, except as noted above. The following table identifies each principal investment risk applicable to both Funds. Additional information regarding these risks is set forth in Exhibit C.

It is possible to lose money on an investment in a Fund. The Funds will be affected by the investment decisions, techniques and risk analyses of their investment adviser, and there is no guarantee that a Fund will achieve its investment objective. Any of the following risks, among others, could affect Fund performance, cause a Fund to lose money or cause a Fund to underperform relevant market measures or other funds. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

	Diamond Hill Mid Cap Fund	Victory Diamond Hill Mid Cap
Principal Investment Risk		Fund
(Acquired Fund)
(Acquiring Fund)

Current Market Environment Risk	X	X
Management Risk	X	X
Market Risk	X	X
Mid Cap Company Risk	X	X

See Exhibit C for a detailed description of each of these risks.

Fund Performance

The Acquiring Fund will not commence investment operations until after the closing of the Reorganization. At that time, the Acquiring Fund will adopt the performance history of the Acquired Fund, which will be the accounting and performance survivor of the Reorganization.

The following information provides an indication of the risks of investing in the Acquired Fund by showing changes in the Acquired Fund’s performance from year to year and by showing how its average annual returns for the periods shown compare with one or more broad measures of market performance. The bar chart shows calendar-year total returns for the Acquired Fund’s Class I shares. The chart assumes reinvestment of dividends and distributions.

Updated performance information is available at www.diamond-hill.com or by calling 888-226-5595. Past performance (before and after taxes) does not necessarily indicate how the Acquired Fund or, following the Reorganization, the Acquiring Fund will perform in the future.

Calendar Year Total Returns — Class I

108

Best Quarter		Worst Quarter

Fourth Quarter 2020	22.19%	First Quarter 2020	-36.76%

The year-to-date return as of September 30, 2026 was 1.00%.

The following table presents average annual total returns as of December 31, 2025. After-tax returns are shown only for Class I shares. After-tax returns for other classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect for each year and do not reflect state or local taxes. Actual after-tax returns depend on an investor’s tax situation and are not relevant to investors who hold shares through tax-deferred arrangements.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years

Class I Shares — Return Before Taxes	13.37%	9.35%	8.54%

Class I Shares — Return After Taxes on Distributions	9.16%	7.66%	7.48%

Class I Shares — Return After Taxes on Distributions and	10.95%	7.30%	6.86%
Sale of Fund Shares

Investor Shares — Return Before Taxes	13.10%	9.04%	8.23%

Class Y Shares — Return Before Taxes	13.63%	9.50%	8.68%

Russell 3000 Index (no deduction for fees, expenses or	17.15%	13.15%	14.29%
taxes)

Russell Midcap Index	10.60%	8.67%	11.01%

Comparison of Portfolio Management Team

The Victory Diamond Hill Mid Cap Fund will have the same portfolio managers who manage the Diamond Hill Mid Cap Fund. The portfolio managers listed below are jointly and primarily responsible for the day-to-day management of the Acquired Fund and, following the Reorganization, will be jointly and primarily responsible for the day-to-day management of the corresponding Acquiring Fund.

Portfolio Manager		Current Title / Experience	Service on Acquired Fund
Christopher Welch	Portfolio Manager		Since December 2013

Anthony Philipp	Portfolio Manager		Since December 2025

See Exhibit D for additional information about the members of the Victory Diamond Hill Mid Cap Fund portfolio management team.

109

Reorganization of Diamond Hill Large Cap Fund into Victory Diamond Hill Large Cap Fund Comparison of Current and Pro Forma Expenses

Shareholder Fees (fees paid directly from your investment)

Diamond Hill Large Cap Fund (Current)(Acquired Fund)

		Investor		Class I	Class Y

Maximum sales charge (load)
when you buy shares (as a		None		None	None
percentage of offering price)
Maximum deferred sales charge
(load) (as a percentage of the		None		None	None
lesser of your purchase or

redemption price)

Victory Diamond Hill Large	Cap Fund (Pro Forma)(Acquiring		Fund)

		Class A		Class Y	Class R6

Maximum sales charge (load)	[	]%		None	None
when you buy shares (as a
percentage of offering price)
Maximum deferred sales charge	[	]%*		None	None
(load) (as a percentage of the
lesser of your purchase or
redemption price)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment): Diamond Hill Large Cap Fund (Current)(Acquired Fund)

	Investor		Class I	Class Y

Management Fees	0.50%		0.50%	0.50%

Distribution and/or Service (12b-	0.25%		None	None
1) Fees

Other Expenses	0.23%		0.19%	0.06%

Total Annual Fund Operating	0.98%		0.69%	0.56%
Expenses

Fee Waiver/Expense	None		None	None
Reimbursement

Total Annual Fund Operating
Expenses After Fee Waiver	0.98%		0.69%	0.56%
and/or Expense Reimbursement
Victory Diamond Hill Large	Cap Fund (Pro Forma)(Acquiring	Fund)
	Class A	Class Y	Class R6

Management Fees	0.50%	0.50%	0.50%

Distribution and/or Service (12b-	0.25%	None	None
1) Fees
Other Expenses	[●]	[●]	[●]
Total Annual Fund Operating	[●]	[●]	[●]
Expenses
Fee Waiver/Expense	[●]	[●]	[●]
Reimbursement(2)
Total Annual Fund Operating	[0.98%]	[0.69%]	[0.56%]
Expenses After Fee Waiver
and/or Expense Reimbursement(2)

110

The Acquired Fund’s administration fees for Investor and Class I shares have been restated to reflect current expenses.

(1)Estimated for the current fiscal year, as the Acquiring Fund has not yet commenced investment operations.

* For the Acquiring Fund, a CDSC of [	]% may apply to purchases of $[	] or more made without an initial sales charge and
redeemed within 18 months of purchase.

(2)[Victory Capital, the Acquiring Fund’s investment adviser, has contractually agreed to waive its management fee and/or reimburse expenses for at least two years following the closing of the Reorganization so that the total annual fund operating expenses of each class of shares (or, where shares are not designated by class, such shares) (excluding certain items such as interest, taxes, brokerage commissions, and acquired fund fees and expenses) do not exceed the current contractual expense limitation applicable to the corresponding class or shares of the Acquired Fund or, if there is no such contractual expense limitation, the expense ratio based on the expenses of that class or those shares for the most recent fiscal year. The contractual limits may be different at the time of the closing of the Reorganization. Victory Capital is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Acquiring Fund’s Board of Trustees.]

Expense examples: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the Fund’s total annual operating expenses remain the same except that any contractual expense limitation is reflected only for its applicable term, including the proposed two- year limitation for the Acquiring Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own shares	1	3	5	10
Diamond Hill Large Cap Fund (Current) (Acquired Fund)	$100	$312	$542	$1,201
— Investor

Diamond Hill Large Cap Fund (Current) (Acquired Fund)	$70	$221	$384	$859
— Class I

Diamond Hill Large Cap Fund (Current) (Acquired Fund)	$57	$179	$313	$701
— Class Y

Victory Diamond Hill Large Cap Fund (Pro Forma)	[●]	[●]	[●]	[●]
(Acquiring Fund) — Class A — Sold or Held

Victory Diamond Hill Large Cap Fund (Pro Forma)	[●]	[●]	[●]	[●]
(Acquiring Fund) — Class Y — Sold or Held

Victory Diamond Hill Large Cap Fund (Pro Forma)	[●]	[●]	[●]	[●]
(Acquiring Fund) — Class R6 — Sold or Held

Portfolio Turnover: During the fiscal year ended December 31, 2025, the Acquired Fund’s portfolio turnover rate was 45% of the average value of its portfolio. No portfolio turnover information is included for the Acquiring Fund because it has not yet commenced investment operations. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

Comparison of Investment Objective(s), Principal Investment Strategies and Principal Risks

Investment Objective and Principal Investment Strategies

The Acquired Fund and its corresponding Acquiring Fund will have the same investment objectives and principal investment strategies, except as noted below.

There can be no assurance that a Fund will achieve its investment objective.

	Diamond Hill Large Cap Fund	Victory Diamond Hill Large Cap
	(Acquired Fund)	Fund (Acquiring Fund)
Investment Objective	The Fund seeks long-term capital	Same as Acquired Fund.
appreciation.

111

	Diamond Hill Large Cap Fund	Victory Diamond Hill Large Cap
	(Acquired Fund)	Fund (Acquiring Fund)
	The Fund, under normal market	Same as Acquired Fund, except that the
	conditions, invests at least 80% of its	80% investment policy is stated to
	net assets in U.S. equity securities with	apply under normal circumstances.
	large market capitalizations (“large	References to the Adviser mean Victory
	cap”) that Diamond Hill Capital	Capital for the Acquiring Fund.
Management, LLC (the “Adviser”)
believes are undervalued. Equity
securities consist of common and
preferred stocks. Large cap companies
are defined as companies with market
capitalizations at the time of purchase
of $5 billion or greater.
The Adviser focuses on estimating a
company’s value independent of its
current stock price. To estimate a
company’s value, the Adviser focuses
on the fundamental economic drivers of
the business. The primary focus is on
“bottom-up” analysis, which takes into
consideration earnings, revenue growth,
operating margins and other economic
factors. The Adviser also considers the
level of industry competition, the
regulatory environment, the threat of
technological obsolescence, and a
Principal Investment Strategy	variety of other industry factors. If the
Adviser’s estimate of a company’s

value differs sufficiently from the
current market price, the company may
be an attractive investment opportunity.
In constructing a portfolio of securities,
the Adviser is not constrained by the
sector or industry weights in the
benchmark. The Adviser relies on
individual stock selection and discipline
in the investment process to add value.
The highest portfolio security weights
are assigned to companies where the
Adviser has the highest level of
conviction.
Once a holding is selected, the Adviser
continues to monitor the company’s
strategies, financial performance and
competitive environment. The Adviser
may sell a security as it reaches the
Adviser’s estimate of the company’s
value if it believes that the company’s
earnings, revenue growth, operating
margin or other economic factors are
deteriorating or if it identifies a stock
that it believes offers a better
investment opportunity.
Principal Risks

An investment in each Fund is subject to certain risks. The principal risks associated with an investment in the Diamond Hill Large Cap Fund are the same as the principal risks associated with an investment in the Victory Diamond Hill Large Cap Fund because the Funds will have the same investment objective(s) and principal

112

investment strategies, except as noted above. The following table identifies each principal investment risk applicable to both Funds. Additional information regarding these risks is set forth in Exhibit C.

It is possible to lose money on an investment in a Fund. The Funds will be affected by the investment decisions, techniques and risk analyses of their investment adviser, and there is no guarantee that a Fund will achieve its investment objective. Any of the following risks, among others, could affect Fund performance, cause a Fund to lose money or cause a Fund to underperform relevant market measures or other funds. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

	Diamond Hill Large Cap	Victory Diamond Hill Large Cap
Principal Investment Risk	Fund	Fund
	(Acquired Fund)	(Acquiring Fund)
Current Market Environment Risk	X	X
Management Risk	X	X

Market Risk	X	X

See Exhibit C for a detailed description of each of these risks.

Fund Performance

The Acquiring Fund will not commence investment operations until after the closing of the Reorganization. At that time, the Acquiring Fund will adopt the performance history of the Acquired Fund, which will be the accounting and performance survivor of the Reorganization.

The following information provides an indication of the risks of investing in the Acquired Fund by showing changes in the Acquired Fund’s performance from year to year and by showing how its average annual returns for the periods shown compare with one or more broad measures of market performance. The bar chart shows calendar-year total returns for the Acquired Fund’s Class I shares. The chart assumes reinvestment of dividends and distributions.

Updated performance information is available at www.diamond-hill.com or by calling 888-226-5595. Past performance (before and after taxes) does not necessarily indicate how the Acquired Fund or, following the Reorganization, the Acquiring Fund will perform in the future.

Calendar Year Total Returns — Class I

Best Quarter		Worst Quarter
Second Quarter 2020	18.06%	First Quarter 2020	-26.82%

The year-to-date return as of September 30, 2026 was 4.05%.

The following table presents average annual total returns as of December 31, 2025. After-tax returns are shown only for Class I shares. After-tax returns for other classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect for each year and do not reflect state or local taxes. Actual after-tax returns depend on an investor’s tax situation and are not relevant to investors who hold shares through tax-deferred arrangements.

Average Annual Total Returns as of December 31, 2025

113

	1 Year	5 Years	10 Years

Class I Shares — Return Before Taxes	5.65%	7.96%	10.16%

Class I Shares — Return After Taxes on Distributions	4.15%	6.29%	8.70%

Class I Shares — Return After Taxes on Distributions and	4.42%	6.13%	8.09%
Sale of Fund Shares

Investor Shares — Return Before Taxes	5.33%	7.64%	9.84%

Class Y Shares — Return Before Taxes	5.74%	8.08%	10.28%

Russell 3000 Index (no deduction for fees, expenses or	17.15%	13.15%	14.29%
taxes)

Russell 1000 Value Index	15.91%	11.33%	10.53%

Russell 1000 Index	17.37%	13.59%	14.59%

Comparison of Portfolio Management Team

The Victory Diamond Hill Large Cap Fund will have the same portfolio managers who manage the Diamond Hill Large Cap Fund. The portfolio managers listed below are jointly and primarily responsible for the day-to-day management of the Acquired Fund and, following the Reorganization, will be jointly and primarily responsible for the day-to-day management of the corresponding Acquiring Fund.

Portfolio Manager	Current Title / Experience	Service on Acquired Fund
Charles Bath		Since June 2026; previously
	Portfolio Manager	managed the Large Cap
strategy from 2002 to 2024
Nathan Palmer	Portfolio Manager	Since June 2026

See Exhibit D for additional information about the members of the Victory Diamond Hill Large Cap Fund portfolio management team.

Reorganization of Diamond Hill Select Fund into Victory Diamond Hill Select Fund Comparison of Current and Pro Forma Expenses

Shareholder Fees (fees paid directly from your investment)

Diamond Hill Select Fund (Current)(Acquired Fund)

		Investor		Class I	Class Y
Maximum sales charge (load)
when you buy shares (as a		None		None	None
percentage of offering price)
Maximum deferred sales charge
(load) (as a percentage of the		None		None	None
lesser of your purchase or

redemption price)

Victory Diamond Hill Select	Fund (Pro Forma)(Acquiring		Fund)

		Class A		Class Y	Class R6

Maximum sales charge (load)	[	]%		None	None
when you buy shares (as a
percentage of offering price)
Maximum deferred sales charge	[	]%*		None	None
(load) (as a percentage of the
lesser of your purchase or
redemption price)

114

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Diamond Hill Select Fund (Current)(Acquired Fund)

	Investor		Class I	Class Y

Management Fees	0.70%		0.70%	0.70%

Distribution and/or Service (12b-	0.25%		None	None
1) Fees

Other Expenses	0.23%		0.19%	0.06%

Total Annual Fund Operating	1.18%		0.89%	0.76%
Expenses

Fee Waiver/Expense	None		None	None
Reimbursement

Total Annual Fund Operating
Expenses After Fee Waiver	1.18%		0.89%	0.76%
and/or Expense Reimbursement
Victory Diamond Hill Select	Fund (Pro Forma)(Acquiring	Fund)
	Class A	Class Y	Class R6

Management Fees	0.70%	0.70%	0.70%

Distribution and/or Service (12b-	0.25%	None	None
1) Fees
Other Expenses	[●]	[●]	[●]
Total Annual Fund Operating	[●]	[●]	[●]
Expenses
Fee Waiver/Expense	[●]	[●]	[●]
Reimbursement(2)
Total Annual Fund Operating	[1.18%]	[0.89%]	[0.76%]
Expenses After Fee Waiver
and/or Expense Reimbursement(2)

(1)Estimated for the current fiscal year, as the Acquiring Fund has not yet commenced investment operations.

* For the Acquiring Fund, a CDSC of [	]% may apply to purchases of $[	] or more made without an initial sales charge and
redeemed within 18 months of purchase.

(2)[Victory Capital, the Acquiring Fund’s investment adviser, has contractually agreed to waive its management fee and/or reimburse expenses for at least two years following the closing of the Reorganization so that the total annual fund operating expenses of each class of shares (or, where shares are not designated by class, such shares) (excluding certain items such as interest, taxes, brokerage commissions, and acquired fund fees and expenses) do not exceed the current contractual expense limitation applicable to the corresponding class or shares of the Acquired Fund or, if there is no such contractual expense limitation, the expense ratio based on the expenses of that class or those shares for the most recent fiscal year. The contractual limits may be different at the time of the closing of the Reorganization. Victory Capital is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Acquiring Fund’s Board of Trustees.]

Expense examples: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the Fund’s total annual operating expenses remain the same except that any contractual expense limitation is reflected only for its applicable term, including the proposed two- year limitation for the Acquiring Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own shares	1	3	5	10
Diamond Hill Select Fund (Current) (Acquired Fund) —	$120	$375	$649	$1,432
Investor

115

Number of years you own shares	1	3	5	10
Diamond Hill Select Fund (Current) (Acquired Fund) —	$91	$284	$493	$1,096
Class I

Diamond Hill Select Fund (Current) (Acquired Fund) —	$78	$243	$422	$942
Class Y

Victory Diamond Hill Select Fund (Pro Forma)	[●]	[●]	[●]	[●]
(Acquiring Fund) — Class A — Sold or Held

Victory Diamond Hill Select Fund (Pro Forma)	[●]	[●]	[●]	[●]
(Acquiring Fund) — Class Y — Sold or Held

Victory Diamond Hill Select Fund (Pro Forma)	[●]	[●]	[●]	[●]
(Acquiring Fund) — Class R6 — Sold or Held

Portfolio Turnover: During the fiscal year ended December 31, 2025, the Acquired Fund’s portfolio turnover rate was 50% of the average value of its portfolio. No portfolio turnover information is included for the Acquiring Fund because it has not yet commenced investment operations. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

Comparison of Investment Objective(s), Principal Investment Strategies and Principal Risks

Investment Objective and Principal Investment Strategies

The Acquired Fund and its corresponding Acquiring Fund will have identical investment objectives and principal investment strategies.

There can be no assurance that a Fund will achieve its investment objective.

	Diamond Hill Select Fund (Acquired	Victory Diamond Hill Select Fund
	Fund)	(Acquiring Fund)
Investment Objective	The Fund seeks long-term capital	Same as Acquired Fund.
appreciation.

116

	Diamond Hill Select Fund (Acquired	Victory Diamond Hill Select Fund
	Fund)	(Acquiring Fund)
	The Fund, under normal market	Same as Acquired Fund. References to
	conditions, invests its assets in U.S.	the Adviser mean Victory Capital for
	equity securities of any size	the Acquiring Fund.
capitalization that Diamond Hill Capital
Management, LLC (the “Adviser”)
believes are undervalued. Equity
securities consist of common and
preferred stocks. The Fund is non-
diversified and intends to focus its
investments in a limited number of
securities.
The Adviser focuses on estimating a
company’s value independent of its
current stock price. To estimate a
company’s value, the Adviser focuses
on the fundamental economic drivers of
the business. The primary focus is on
“bottom-up” analysis, which takes into
consideration earnings, revenue growth,
operating margins and other economic
factors. The Adviser also considers the
level of industry competition, the
regulatory environment, the threat of
technological obsolescence, and a
Principal Investment Strategy	variety of other industry factors. If the
Adviser’s estimate of a company’s
value differs sufficiently from the
current market price, the company may
be an attractive investment opportunity.
In constructing a portfolio of securities,
the Adviser is not constrained by the
sector or industry weights in the
benchmark. The Adviser relies on
individual stock selection and discipline
in the investment process to add value.
The highest portfolio security weights
are assigned to companies where the
Adviser has the highest level of
conviction.
Once a holding is selected, the Adviser
continues to monitor the company’s
strategies, financial performance and
competitive environment. The Adviser
may sell a security as it reaches the
Adviser’s estimate of the company’s
value if it believes that the company’s
earnings, revenue growth, operating
margin or other economic factors are
deteriorating or if it identifies a stock
that it believes offers a better
investment opportunity.
Principal Risks

An investment in each Fund is subject to certain risks. The principal risks associated with an investment in the Diamond Hill Select Fund are the same as the principal risks associated with an investment in the Victory Diamond Hill Select Fund because the Funds will have the same investment objective(s) and principal investment strategies. The following table identifies each principal investment risk applicable to both Funds. Additional information regarding these risks is set forth in Exhibit C.

117

It is possible to lose money on an investment in a Fund. The Funds will be affected by the investment decisions, techniques and risk analyses of their investment adviser, and there is no guarantee that a Fund will achieve its investment objective. Any of the following risks, among others, could affect Fund performance, cause a Fund to lose money or cause a Fund to underperform relevant market measures or other funds. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Principal Investment Risk	Diamond Hill Select Fund	Victory Diamond Hill Select Fund
	(Acquired Fund)	(Acquiring Fund)

Current Market Environment Risk	X	X
Management Risk	X	X
Market Risk	X	X

Focused Portfolio Risk	X	X

Sector Emphasis Risk	X	X
Small Cap and Mid Cap Company Risk	X	X

See Exhibit C for a detailed description of each of these risks.

Fund Performance

The Acquiring Fund will not commence investment operations until after the closing of the Reorganization. At that time, the Acquiring Fund will adopt the performance history of the Acquired Fund, which will be the accounting and performance survivor of the Reorganization.

The following information provides an indication of the risks of investing in the Acquired Fund by showing changes in the Acquired Fund’s performance from year to year and by showing how its average annual returns for the periods shown compare with one or more broad measures of market performance. The bar chart shows calendar-year total returns for the Acquired Fund’s Class I shares. The chart assumes reinvestment of dividends and distributions.

Updated performance information is available at www.diamond-hill.com or by calling 888-226-5595. Past performance (before and after taxes) does not necessarily indicate how the Acquired Fund or, following the Reorganization, the Acquiring Fund will perform in the future.

Calendar Year Total Returns — Class I

Best Quarter		Worst Quarter

Fourth Quarter 2020	24.65%	First Quarter 2020	-34.01%

The year-to-date return as of September 30, 2026 was 2.04%.

The following table presents average annual total returns as of December 31, 2025. After-tax returns are shown only for Class I shares. After-tax returns for other classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect for each year and do not reflect state or local taxes. Actual after-tax returns depend on an investor’s tax situation and are not relevant to investors who hold shares through tax-deferred arrangements.

118

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years

Class I Shares — Return Before Taxes	13.58%	13.13%	12.41%

Class I Shares — Return After Taxes on Distributions	11.51%	11.37%	11.14%

Class I Shares — Return After Taxes on Distributions and	9.55%	10.18%	10.01%
Sale of Fund Shares

Investor Shares — Return Before Taxes	13.29%	12.79%	12.08%

Class Y Shares — Return Before Taxes	13.72%	13.26%	12.54%

Russell 3000 Index (no deduction for fees, expenses or	17.15%	13.15%	14.29%
taxes)

Comparison of Portfolio Management Team

The Victory Diamond Hill Select Fund will have the same portfolio managers who manage the Diamond Hill Select Fund. The portfolio managers listed below are jointly and primarily responsible for the day-to-day management of the Acquired Fund and, following the Reorganization, will be jointly and primarily responsible for the day-to-day management of the corresponding Acquiring Fund.

Portfolio Manager		Current Title / Experience	Service on Acquired Fund
Richard Snowdon	Portfolio Manager		Since January 2013

Christopher Welch	Portfolio Manager		Since June 2026
Anthony Philipp	Portfolio Manager		Since June 2026

See Exhibit D for additional information about the members of the Victory Diamond Hill Select Fund portfolio management team.

Reorganization of Diamond Hill Long-Short Fund into Victory Diamond Hill Long-Short Fund Comparison of Current and Pro Forma Expenses

Shareholder Fees (fees paid directly from your investment)

Diamond Hill Long-Short Fund (Current)(Acquired Fund)

		Investor	Class I	Class Y

Maximum sales charge (load)
when you buy shares (as a		None	None	None
percentage of offering price)
Maximum deferred sales charge
(load) (as a percentage of the		None	None	None
lesser of your purchase or

redemption price)

Victory Diamond Hill Long-Short Fund (Pro Forma)(Acquiring Fund)

		Class A	Class Y	Class R6

Maximum sales charge (load)	[	]%	None	None
when you buy shares (as a
percentage of offering price)
Maximum deferred sales charge	[	]%*	None	None
(load) (as a percentage of the
lesser of your purchase or
redemption price)

119

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Diamond Hill Long-Short Fund (Current)(Acquired Fund)

	Investor	Class I	Class Y

Management Fees	0.90%	0.90%	0.90%

Distribution and/or Service (12b-	0.25%	None	None
1) Fees

Administration Fees	0.22%	0.18%	0.05%

Dividend Expenses and Fees on	0.32%	0.32%	0.32%
Short Sales

Total Other Expenses	0.54%	0.50%	0.37%

Acquired Fund Fees and	0.01%	0.01%	0.01%
Expenses

Total Annual Fund Operating	1.70%	1.41%	1.28%
Expenses

Fee Waiver/Expense	None	None	None
Reimbursement

Total Annual Fund Operating
Expenses After Fee Waiver	1.70%	1.41%	1.28%
and/or Expense Reimbursement
Victory Diamond Hill Long-Short Fund (Pro Forma)(Acquiring Fund)
	Class A	Class Y	Class R6

Management Fees	0.90%	0.90%	0.90%

Distribution and/or Service (12b-	0.25%	None	None
1) Fees
Other Expenses	[●]	[●]	[●]

Administration Fees	[●]	[●]	[●]

Dividend Expenses and Fees on	[●]	[●]	[●]
Short Sales
Acquired Fund Fees and	[●]	[●]	[●]
Expenses
Total Annual Fund Operating	[●]	[●]	[●]
Expenses
Fee Waiver/Expense	[●]	[●]	[●]
Reimbursement(2)
Total Annual Fund Operating	[1.70%]	[1.41%]	[1.28%]
Expenses After Fee Waiver
and/or Expense Reimbursement(2)

Administration fees for Investor and Class I reflect restated expenses. Acquired fund fees are included in this table but not in the financial-highlights operating-expense ratio.

(1)Estimated for the current fiscal year, as the Acquiring Fund has not yet commenced investment operations.

* For the Acquiring Fund, a CDSC of [	]% may apply to purchases of $[	] or more made without an initial sales charge and
redeemed within 18 months of purchase.

(2)[Victory Capital, the Acquiring Fund’s investment adviser, has contractually agreed to waive its management fee and/or reimburse expenses for at least two years following the closing of the Reorganization so that the total annual fund operating expenses of each class of shares (or, where shares are not designated by class, such shares) (excluding certain items such as interest, taxes, brokerage commissions, and acquired fund fees and expenses) do not exceed the current contractual expense limitation applicable to the corresponding class or shares of the Acquired Fund or, if there is no such contractual expense limitation, the expense ratio based on the expenses of that class or those shares for the most recent fiscal year. The contractual limits may be different at the time of the closing of the Reorganization. Victory Capital is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Acquiring Fund’s Board of Trustees.]

120

Expense examples: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the Fund’s total annual operating expenses remain the same except that any contractual expense limitation is reflected only for its applicable term, including the proposed two- year limitation for the Acquiring Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own shares	1	3	5	10
Diamond Hill Long-Short Fund (Current) (Acquired	$173	$536	$923	$2,009
Fund) — Investor

Diamond Hill Long-Short Fund (Current) (Acquired	$144	$446	$771	$1,691
Fund) — Class I

Diamond Hill Long-Short Fund (Current) (Acquired	$130	$406	$702	$1,545
Fund) — Class Y

Victory Diamond Hill Long-Short Fund (Pro Forma)	[●]	[●]	[●]	[●]
(Acquiring Fund) — Class A — Sold or Held

Victory Diamond Hill Long-Short Fund (Pro Forma)	[●]	[●]	[●]	[●]
(Acquiring Fund) — Class Y — Sold or Held

Victory Diamond Hill Long-Short Fund (Pro Forma)	[●]	[●]	[●]	[●]
(Acquiring Fund) — Class R6 — Sold or Held

Portfolio Turnover: During the fiscal year ended December 31, 2025, the Acquired Fund’s portfolio turnover rate was 67% of the average value of its portfolio. No portfolio turnover information is included for the Acquiring Fund because it has not yet commenced investment operations. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

Comparison of Investment Objective(s), Principal Investment Strategies and Principal Risks

Investment Objective and Principal Investment Strategies

The Acquired Fund and its corresponding Acquiring Fund will have identical investment objectives and principal investment strategies.

There can be no assurance that a Fund will achieve its investment objective.

	Diamond Hill Long-Short Fund	Victory Diamond Hill Long-Short
	(Acquired Fund)	Fund (Acquiring Fund)
Investment Objective	The Fund seeks long-term capital	Same as Acquired Fund.
appreciation.

121

The Fund, under normal market conditions, invests its assets in U.S. equity securities of any size capitalization that Diamond Hill Capital Management, LLC (the “Adviser”) believes are undervalued and selling short U.S. equity securities of any size capitalization the Adviser believes are overvalued. Equity securities consist of common and preferred stocks.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser focuses on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, the regulatory environment, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities,

Principal Investment Strategythe Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

The Fund also will sell securities short. Short sales are effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the Fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. The frequency of short sales will vary substantially in different periods, and it is not intended that any specified portion of the Fund’s assets will as a matter of practice be invested in short sales. The Fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 40% of the value of the Fund’s net assets.

Same as Acquired Fund. References to the Adviser mean Victory Capital for the Acquiring Fund.

122

Diamond Hill Long-Short Fund	Victory Diamond Hill Long-Short
(Acquired Fund)	Fund (Acquiring Fund)

Once a stock is purchased or sold short, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security (or repurchase a security sold short) as it reaches the Adviser’s estimate of the company’s value if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating (or improving in the case of a short sale); or, if it identifies a stock that it believes offers a better investment opportunity

Principal Risks

An investment in each Fund is subject to certain risks. The principal risks associated with an investment in the Diamond Hill Long-Short Fund are the same as the principal risks associated with an investment in the Victory Diamond Hill Long-Short Fund because the Funds will have the same investment objective(s) and principal investment strategies. The following table identifies each principal investment risk applicable to both Funds. Additional information regarding these risks is set forth in Exhibit C.

It is possible to lose money on an investment in a Fund. The Funds will be affected by the investment decisions, techniques and risk analyses of their investment adviser, and there is no guarantee that a Fund will achieve its investment objective. Any of the following risks, among others, could affect Fund performance, cause a Fund to lose money or cause a Fund to underperform relevant market measures or other funds. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

	Diamond Hill Long-Short	Victory Diamond Hill Long-Short
Principal Investment Risk	Fund	Fund
	(Acquired Fund)	(Acquiring Fund)
Current Market Environment Risk	X	X
Management Risk	X	X
Market Risk	X	X

Short Sale Risk	X	X

Small Cap and Mid Cap Company Risk	X	X

See Exhibit C for a detailed description of each of these risks.

Fund Performance

The Acquiring Fund will not commence investment operations until after the closing of the Reorganization. At that time, the Acquiring Fund will adopt the performance history of the Acquired Fund, which will be the accounting and performance survivor of the Reorganization.

The following information provides an indication of the risks of investing in the Acquired Fund by showing changes in the Acquired Fund’s performance from year to year and by showing how its average annual returns for the periods shown compare with one or more broad measures of market performance. The bar chart shows calendar-year total returns for the Acquired Fund’s Class I shares. The chart assumes reinvestment of dividends and distributions.

Updated performance information is available at www.diamond-hill.com or by calling 888-226-5595. Past performance (before and after taxes) does not necessarily indicate how the Acquired Fund or, following the Reorganization, the Acquiring Fund will perform in the future.

Calendar Year Total Returns — Class I

123

Annual Return (%)
25
20
15
10
5
0
−5
−10
10.55%
5.99%
-7.04%
23.11%
-0.27%
19.40%
-8.45%
12.40%
10.26%
19.10%
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025

Best Quarter		Worst Quarter

Fourth Quarter 2020	13.78%	First Quarter 2020	-23.39%

The year-to-date return as of September 30, 2026 was -2.42%.

The following table presents average annual total returns as of December 31, 2025. After-tax returns are shown only for Class I shares. After-tax returns for other classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect for each year and do not reflect state or local taxes. Actual after-tax returns depend on an investor’s tax situation and are not relevant to investors who hold shares through tax-deferred arrangements.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years

Class I Shares — Return Before Taxes	19.10%	10.04%	7.99%

Class I Shares — Return After Taxes on Distributions	18.56%	8.44%	6.76%

Class I Shares — Return After Taxes on Distributions and	11.54%	7.61%	6.18%
Sale of Fund Shares

Investor Shares — Return Before Taxes	18.76%	9.72%	7.68%

Class Y Shares — Return Before Taxes	19.24%	10.17%	8.11%

Russell 3000 Index (no deduction for fees, expenses or	17.15%	13.15%	14.29%
taxes)

Russell 1000 Index	17.37%	13.59%	14.59%

60% Russell 1000 Index / 40% Bloomberg US T-Bills 1-3	12.12%	9.64%	9.78%
Month Index

Comparison of Portfolio Management Team

The Victory Diamond Hill Long-Short Fund will have the same portfolio managers who manage the Diamond Hill Long-Short Fund. The portfolio managers listed below are jointly and primarily responsible for the day-to-day management of the Acquired Fund and, following the Reorganization, will be jointly and primarily responsible for the day-to-day management of the corresponding Acquiring Fund.

Portfolio Manager		Current Title / Experience	Service on Acquired Fund
Christopher Bingaman	Portfolio Manager		Since April 2007

Nathan Palmer	Portfolio Manager		Since June 2018

See Exhibit D for additional information about the members of the Victory Diamond Hill Long-Short Fund portfolio management team.

124

Reorganization of Diamond Hill Short Duration Income Fund into Victory Diamond Hill Short Duration Income

Fund

Comparison of Current and Pro Forma Expenses

Shareholder Fees (fees paid directly from your investment)

Diamond Hill Short Duration Income Fund (Current)(Acquired Fund)

		Class A		Class C	Class I	Class Y

Maximum sales charge (load) when you buy		2.50%		None	None	None
shares (as a percentage of offering price)

Maximum deferred sales charge (load) (as a
percentage of the lesser of your purchase or	1.00%(2)			1.00%(3)	None	None
redemption price)
Victory Diamond Hill Short Duration	Income Fund (Pro		Forma)(Acquiring Fund)

		Class A		Class C	Class Y	Class R6

Maximum sales charge (load) when you buy	[	]%		None	None	None
shares (as a percentage of offering price)
Maximum deferred sales charge (load) (as a	[	]%(2)	[	]%(3)	None	None
percentage of the lesser of your purchase or
redemption price)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment): Diamond Hill Short Duration Income Fund (Current)(Acquired Fund)

	Class A	Class C	Class I	Class Y
Management Fees	0.35%	0.35%	0.35%	0.35%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.22%	0.22%	0.18%	0.05%

Total Annual Fund Operating Expenses	0.82%	1.57%	0.53%	0.40%

Fee Waiver/Expense Reimbursement	None	None	None	None
Total Annual Fund Operating Expenses After	0.82%	1.57%	0.53%	0.40%
Fee Waiver and/or Expense Reimbursement

Victory Diamond Hill Short Duration	Income Fund (Pro	Forma)(Acquiring Fund)
	Class A	Class C	Class Y	Class R6

Management Fees	0.35%	0.35%	0.35%	0.35%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None

Other Expenses	[●]	[●]	[●]	[●]
Total Annual Fund Operating Expenses	[●]	[●]	[●]	[●]

Fee Waiver/Expense Reimbursement(5)	[●]	[●]	[●]	[●]
Total Annual Fund Operating Expenses After	[0.82%]	[1.57%]	[0.53%]	[0.40%]
Fee Waiver and/or Expense Reimbursement(5)
1Class A shares were previously designated as	Investor shares.

2	For the Acquired Fund, a contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within
18 months following a purchase of $250,000 or more without an initial sales charge. For the Acquiring Fund, a CDSC of [	]% may
apply to purchases of $[	] or more made without an initial sales charge and redeemed within 18 months of purchase.
3	For the Acquired Fund, a contingent deferred sales charge of 1.00% may apply on certain redemptions of Class C shares made within
13 months following purchase. For the Acquiring Fund, a [	]% CDSC applies to purchases redeemed within 12 months.

4 Other expenses, which include Administration fees, for Class A and Class I shares have been restated to reflect current expenses. Other expenses for Class C shares are estimated for the current fiscal year.

125

(1)Estimated for the current fiscal year, as the Acquiring Fund has not yet commenced investment operations.

(5)[Victory Capital, the Acquiring Fund’s investment adviser, has contractually agreed to waive its management fee and/or reimburse expenses for at least two years following the closing of the Reorganization so that the total annual fund operating expenses of each class of shares (or, where shares are not designated by class, such shares) (excluding certain items such as interest, taxes, brokerage commissions, and acquired fund fees and expenses) do not exceed the current contractual expense limitation applicable to the corresponding class or shares of the Acquired Fund or, if there is no such contractual expense limitation, the expense ratio based on the expenses of that class or those shares for the most recent fiscal year. The contractual limits may be different at the time of the closing of the Reorganization. Victory Capital is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Acquiring Fund’s Board of Trustees.]

Expense examples: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the Fund’s total annual operating expenses remain the same except that any contractual expense limitation is reflected only for its applicable term, including the proposed two- year limitation for the Acquiring Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own shares	1	3	5	10
Diamond Hill Short Duration Income Fund (Current)	$332	$505	$694	$1,238
(Acquired Fund) — Class A

Diamond Hill Short Duration Income Fund (Current)	$260	$496	$855	$1,867
(Acquired Fund) — Class C

Diamond Hill Short Duration Income Fund (Current)	$160	$496	$855	$1,867
(Acquired Fund) — Class C

Diamond Hill Short Duration Income Fund (Current)	$54	$170	$296	$665
(Acquired Fund) — Class I

Diamond Hill Short Duration Income Fund (Current)	$41	$128	$224	$505
(Acquired Fund) — Class Y

Victory Diamond Hill Short Duration Income Fund (Pro	[●]	[●]	[●]	[●]
Forma) (Acquiring Fund) — Class A — Sold or Held

Victory Diamond Hill Short Duration Income Fund (Pro	[●]	[●]	[●]	[●]
Forma) (Acquiring Fund) — Class C — Sold

Victory Diamond Hill Short Duration Income Fund (Pro	[●]	[●]	[●]	[●]
Forma) (Acquiring Fund) — Class C — Held

Victory Diamond Hill Short Duration Income Fund (Pro	[●]	[●]	[●]	[●]
Forma) (Acquiring Fund) — Class Y — Sold or Held

Victory Diamond Hill Short Duration Income Fund (Pro	[●]	[●]	[●]	[●]
Forma) (Acquiring Fund) — Class R6 — Sold or Held

Portfolio Turnover: During the fiscal year ended December 31, 2025, the Acquired Fund’s portfolio turnover rate was 37% of the average value of its portfolio. No portfolio turnover information is included for the Acquiring Fund because it has not yet commenced investment operations. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

Comparison of Investment Objective(s), Principal Investment Strategies and Principal Risks

Investment Objective and Principal Investment Strategies

The Acquired Fund and its corresponding Acquiring Fund will have identical investment objectives and principal investment strategies.

There can be no assurance that a Fund will achieve its investment objective.

126

	Diamond Hill Short Duration Income	Victory Diamond Hill Short Duration
	Fund (Acquired Fund)	Income Fund (Acquiring Fund)
	The Fund seeks to maximize total	Same as Acquired Fund.
Investment Objective	return consistent with the preservation
of capital.
	The Fund, under normal market	Same as Acquired Fund. References to
	conditions, intends to provide total	the Adviser mean Victory Capital for
	return by investing in a diversified	the Acquiring Fund.
portfolio of fixed income securities,
including bonds, debt securities and
other similar U.S. dollar-denominated
instruments issued by various U.S.
public- or private-sector entities, by
non-U.S. corporations or U.S. affiliates
of non-U.S. corporations, including
those in emerging markets. The Fund
may invest a significant portion of its
assets in securitized bond investments
at the discretion of Diamond Hill
Capital Management, LLC (the
“Adviser”).
Securitized bond investments are also
referred to as “structured product
securities” or “structured products.”
Securitized bond investments include
interests in pools of secured loans
backed by commercial real estate,
residential real estate, commercial or
consumer loans, and securitizations
such as agency and non-agency
mortgage-backed securities (“MBS”)
Principal Investment Strategy	(including commercial mortgage-
backed securities (“CMBS”), residential
mortgage-backed securities (“RMBS”),
and collateralized mortgage obligations
(“CMOs”)), asset-backed securities
(“ABS”), and other similar securities
and related instruments.
Agency MBS are issued or guaranteed
by the U.S. government, its agencies or
instrumentalities, which include
mortgage pass-through securities
representing interests in pools of
mortgage loans issued or guaranteed by
the Government National Mortgage
Association (“GNMA” or “Ginnie
Mae”), the Federal National Mortgage
Association (“FNMA” or “Fannie
Mae”), the Student Loan Marketing
Association (“SLMA” or “Sallie Mae”)
or the Federal Home Loan Mortgage
Corporation (“FHLMC” or “Freddie
Mac”). The Fund may also invest in
other fixed income instruments, which
include bonds, debt or credit securities
and other similar instruments issued by
various U.S. and non-U.S. public or
private sector entities at the discretion
of the Adviser.

127

Under normal circumstances, the Fund will maintain an average portfolio duration of less than three, although under certain market conditions, such as periods of significant volatility in interest rates and spreads, the Fund’s average duration may be longer than three. Duration is an approximate measure of a bond’s price sensitivity to changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). The Fund may invest in individual fixed income securities with effective durations in excess of three, provided, however, such investments are made within the constraints above.

The Fund may invest up to 35% of its assets in below investment grade securities, including those referred to as “junk bonds” (or the unrated equivalent) at the time of purchase.

When selecting securities for the Fund, the Adviser performs a risk/reward analysis that includes an evaluation of credit risk, interest rate risk, prepayment risk, and the legal and technical structure of the security. The Adviser will attempt to take advantage of inefficiencies that it believes exist in the fixed income markets, such as the diversity of participants working with different objectives and repeated temporary supply-demand imbalances. The Adviser seeks to invest in securities that the Adviser expects to offer attractive prospects for income and/or capital appreciation in relation to the risk borne.

Principal Risks

An investment in each Fund is subject to certain risks. The principal risks associated with an investment in the Diamond Hill Short Duration Income Fund are the same as the principal risks associated with an investment in the Victory Diamond Hill Short Duration Income Fund because the Funds will have the same investment objective(s) and principal investment strategies. The following table identifies each principal investment risk applicable to both Funds. Additional information regarding these risks is set forth in Exhibit C.

It is possible to lose money on an investment in a Fund. The Funds will be affected by the investment decisions, techniques and risk analyses of their investment adviser, and there is no guarantee that a Fund will achieve its investment objective. Any of the following risks, among others, could affect Fund performance, cause a Fund to lose money or cause a Fund to underperform relevant market measures or other funds. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

	Diamond Hill Short	Victory Diamond Hill Short
Principal Investment Risk	Duration Income Fund	Duration Income Fund
	(Acquired Fund)	(Acquiring Fund)
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk	X	X

128

	Diamond Hill Short	Victory Diamond Hill Short
Principal Investment Risk	Duration Income Fund	Duration Income Fund
	(Acquired Fund)	(Acquiring Fund)
Consumer Loans Risk	X	X
Credit Risk	X	X
Current Market Environment Risk	X	X

Government Securities Risk	X	X

High Yield Securities Risk	X	X
Inflation Risk	X	X
Interest Rate Risk	X	X

Liquidity Risk	X	X

Management Risk	X	X
Market Risk	X	X
Non-U.S. and Emerging Markets Risk	X	X

Prepayment and Call Risk	X	X

See Exhibit C for a detailed description of each of these risks.

Fund Performance

The Acquiring Fund will not commence investment operations until after the closing of the Reorganization. At that time, the Acquiring Fund will adopt the performance history of the Acquired Fund, which will be the accounting and performance survivor of the Reorganization. Prior to October 30, 2026, Class A shares were formerly Investor shares.

The following information provides an indication of the risks of investing in the Acquired Fund by showing changes in the Acquired Fund’s performance from year to year and by showing how its average annual returns for the periods shown compare with one or more broad measures of market performance. The bar chart shows calendar-year total returns for the Acquired Fund’s Class I shares. The chart assumes reinvestment of dividends and distributions.

Updated performance information is available at www.diamond-hill.com or by calling 888-226-5595. Past performance (before and after taxes) does not necessarily indicate how the Acquired Fund or, following the Reorganization, the Acquiring Fund will perform in the future.

Calendar Year Total Returns — Class I

Best Quarter		Worst Quarter

2Q 2020	+5.26%	1Q 2020	-7.64%

The year-to-date return as of September 30, 2026 was 2.45%.

The following table presents average annual total returns as of December 31, 2025. After-tax returns are shown only for Class I shares. After-tax returns for other classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect for each year and do not reflect state or local taxes. Actual after-tax returns depend on an investor’s tax situation and are not relevant to investors who hold shares through tax-deferred arrangements.

Average Annual Total Returns as of December 31, 2025

129

	1 Year	5 Years	10 Years	Since Inception

				(July 5, 2016)

Class I Shares — Return Before Taxes	6.60%	4.73%	—	4.25%

Class I Shares — Return After Taxes on Distributions	4.03%	2.69%	—	2.48%

Class I Shares — Return After Taxes on Distributions and	3.87%	2.72%	—	2.48%
Sale of Fund Shares

Class A (formerly Investor) Shares — Return Before Taxes	3.52%	3.88%	—	3.66%

Class C Shares — Return Before Taxes (not in operation	N/A	N/A	—	N/A
during the periods shown)

Class Y Shares — Return Before Taxes	6.62%	4.85%	—	4.37%

Bloomberg US Aggregate Bond Index	7.30%	-0.36%	—	1.49%

Bloomberg 1-3 Year US Government/Credit Index	5.35%	1.97%	—	2.02%

Comparison of Portfolio Management Team

The Victory Diamond Hill Short Duration Income Fund will have the same portfolio managers who manage the Diamond Hill Short Duration Income Fund. The portfolio managers listed below are jointly and primarily responsible for the day-to-day management of the Acquired Fund and, following the Reorganization, will be jointly and primarily responsible for the day-to-day management of the corresponding Acquiring Fund.

Portfolio Manager		Current Title / Experience	Service on Acquired Fund
Henry Song	Portfolio Manager		Since July 2016
Mark Jackson	Portfolio Manager		Since July 2016

Arthur Cheng	Portfolio Manager		Since October 2026

See Exhibit D for additional information about the members of the Victory Diamond Hill Short Duration Income Fund portfolio management team.

Reorganization of Diamond Hill Core Bond Fund into Victory Diamond Hill Core Bond Fund Comparison of Current and Pro Forma Expenses

Shareholder Fees (fees paid directly from your investment)

Diamond Hill Core Bond Fund (Current)(Acquired Fund)

		Class A		Class C	Class I	Class Y

Maximum sales charge (load) when you buy		3.75%		None	None	None
shares (as a percentage of offering price)

Maximum deferred sales charge (load) (as a
percentage of the lesser of your purchase or	1.00%(2)			1.00%(3)	None	None
redemption price)
Victory Diamond Hill Core Bond Fund	(Pro Forma)(Acquiring		Fund)

		Class A		Class C	Class Y	Class R6

Maximum sales charge (load) when you buy	[	]%		None	None	None
shares (as a percentage of offering price)
Maximum deferred sales charge (load) (as a	[	]%(2)	[	]%(3)	None	None
percentage of the lesser of your purchase or
redemption price)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment): Diamond Hill Core Bond Fund (Current)(Acquired Fund)

	Class A	Class C	Class I	Class Y
Management Fees	0.30%	0.30%	0.30%	0.30%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None

130

	Class A	Class C	Class I	Class Y

Other Expenses	0.22%	0.22%	0.18%	0.05%

Total Annual Fund Operating Expenses	0.77%	1.52%	0.48%	0.35%

Fee Waiver/Expense Reimbursement	None	None	None	None

Total Annual Fund Operating Expenses After	0.77%	1.52%	0.48%	0.35%
Fee Waiver and/or Expense Reimbursement

Victory Diamond Hill Core Bond Fund	(Pro Forma)(Acquiring	Fund)
	Class A	Class C	Class Y	Class R6

Management Fees	0.30%	0.30%	0.30%	0.30%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None

Other Expenses	[●]	[●]	[●]	[●]

Total Annual Fund Operating Expenses	[●]	[●]	[●]	[●]
Fee Waiver/Expense Reimbursement(5)	[●]	[●]	[●]	[●]
Total Annual Fund Operating Expenses After	[0.77%]	[1.52%]	[0.48%]	[0.35%]
Fee Waiver and/or Expense Reimbursement(5)

1	Class A shares were previously designated as Investor shares.
2	For the Acquired Fund, a contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within
18 months following a purchase of $1,000,000 or more without an initial sales charge. For the Acquiring Fund, a CDSC of [	]% may
apply to purchases of $[	] or more made without an initial sales charge and redeemed within 18 months of purchase.
3	For the Acquired Fund, a contingent deferred sales charge of 1.00% may apply on certain redemptions of Class C shares made within
13 months following purchase. For the Acquiring Fund, a [	]% CDSC applies to purchases redeemed within 12 months.

4 Other expenses, which include Administration fees, for Class A and Class I shares have been restated to reflect current expenses. Other expenses for Class C shares are estimated for the current fiscal year.

(1)Estimated for the current fiscal year, as the Acquiring Fund has not yet commenced investment operations.

(5)[Victory Capital, the Acquiring Fund’s investment adviser, has contractually agreed to waive its management fee and/or reimburse expenses for at least two years following the closing of the Reorganization so that the total annual fund operating expenses of each class of shares (or, where shares are not designated by class, such shares) (excluding certain items such as interest, taxes, brokerage commissions, and acquired fund fees and expenses) do not exceed the current contractual expense limitation applicable to the corresponding class or shares of the Acquired Fund or, if there is no such contractual expense limitation, the expense ratio based on the expenses of that class or those shares for the most recent fiscal year. The contractual limits may be different at the time of the closing of the Reorganization. Victory Capital is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Acquiring Fund’s Board of Trustees.]

Expense examples: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the Fund’s total annual operating expenses remain the same except that any contractual expense limitation is reflected only for its applicable term, including the proposed two- year limitation for the Acquiring Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own shares	1	3	5	10
Diamond Hill Core Bond Fund (Current) (Acquired	$451	$612	$787	$1,293
Fund) — Class A

Diamond Hill Core Bond Fund (Current) (Acquired	$255	$480	$829	$1,813
Fund) — Class C

Diamond Hill Core Bond Fund (Current) (Acquired	$155	$480	$829	$1,813
Fund) — Class C

131
Number of years you own shares	1	3	5	10
Diamond Hill Core Bond Fund (Current) (Acquired	$49	$154	$269	$604
Fund) — Class I

Diamond Hill Core Bond Fund (Current) (Acquired	$36	$113	$197	$443
Fund) — Class Y

Victory Diamond Hill Core Bond Fund (Pro Forma)	[●]	[●]	[●]	[●]
(Acquiring Fund) — Class A — Sold or Held

Victory Diamond Hill Core Bond Fund (Pro Forma)	[●]	[●]	[●]	[●]
(Acquiring Fund) — Class C — Sold

Victory Diamond Hill Core Bond Fund (Pro Forma)	[●]	[●]	[●]	[●]
(Acquiring Fund) — Class C — Held

Victory Diamond Hill Core Bond Fund (Pro Forma)	[●]	[●]	[●]	[●]
(Acquiring Fund) — Class Y — Sold or Held

Victory Diamond Hill Core Bond Fund (Pro Forma)	[●]	[●]	[●]	[●]
(Acquiring Fund) — Class R6 — Sold or Held

Portfolio Turnover: During the fiscal year ended December 31, 2025, the Acquired Fund’s portfolio turnover rate was 18% of the average value of its portfolio. No portfolio turnover information is included for the Acquiring Fund because it has not yet commenced investment operations. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

Comparison of Investment Objective(s), Principal Investment Strategies and Principal Risks

Investment Objective and Principal Investment Strategies

The Acquired Fund and its corresponding Acquiring Fund will have the same investment objectives and principal investment strategies, except as noted below.

There can be no assurance that a Fund will achieve its investment objective.

	Diamond Hill Core Bond Fund	Victory Diamond Hill Core Bond
	(Acquired Fund)	Fund (Acquiring Fund)
	The Fund seeks to maximize total	Same as Acquired Fund.
Investment Objective	return consistent with the preservation
of capital.

132

The Fund, under normal market conditions, intends to provide total return by investing at least 80% of its net assets at the time of purchase (plus any amounts borrowed for investment purposes) in a diversified portfolio of investment grade, fixed income securities, including bonds, debt securities and other similar U.S. dollar- denominated instruments issued by various U.S. public- or private-sector entities, by non-U.S. corporations or U.S. affiliates of non-U.S. corporations, including those in emerging markets. The Fund may invest a significant portion or all of its assets in interests in pools of mortgage-related and mortgage-backed securities at the discretion of Diamond Hill Capital Management, LLC (the “Adviser”).

Under normal circumstances, the Fund will maintain an average portfolio duration of plus or minus 20% of the duration of the Bloomberg US Aggregate Bond Index. The Bloomberg US Aggregate Bond Index is a broad- based index that represents the investment grade, U.S. dollar- denominated fixed-rate taxable bond

Principal Investment Strategymarket. Duration of the Bloomberg US Aggregate Bond Index was 5.95 as of its last reconstitution date of January 31, 2026. Duration is an approximate measure of a bond’s price sensitivity to changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve).

When selecting securities for the Fund, the Adviser performs a bottom-up, research-based approach in seeking to identify opportunities. In buying and selling securities for the Fund, the Adviser performs a risk/reward analysis that includes an evaluation of credit risk, interest rate risk, prepayment risk, and the legal and technical structure of the security. The Adviser will attempt to take advantage of inefficiencies that it believes exist in the fixed-income markets, such as the diversity of participants working with different objectives and repeated temporary supply-demand imbalances. The Adviser seeks to invest in securities that the Adviser expects to offer attractive prospects for current income and/or

Same as Acquired Fund, except that “The Fund, under normal market conditions, intends to provide total return by investing at least 80%” reads “The Fund, under normal circumstances, intends to provide total return by investing at least 80%”.

133

Diamond Hill Core Bond Fund	Victory Diamond Hill Core Bond
(Acquired Fund)	Fund (Acquiring Fund)
capital appreciation in relation to the
risk borne.

Principal Risks

An investment in each Fund is subject to certain risks. The principal risks associated with an investment in the Diamond Hill Core Bond Fund are the same as the principal risks associated with an investment in the Victory Diamond Hill Core Bond Fund because the Funds will have the same investment objective(s) and principal investment strategies, except as noted above. The following table identifies each principal investment risk applicable to both Funds. Additional information regarding these risks is set forth in Exhibit C.

It is possible to lose money on an investment in a Fund. The Funds will be affected by the investment decisions, techniques and risk analyses of their investment adviser, and there is no guarantee that a Fund will achieve its investment objective. Any of the following risks, among others, could affect Fund performance, cause a Fund to lose money or cause a Fund to underperform relevant market measures or other funds. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

	Diamond Hill Core Bond	Victory Diamond Hill Core Bond
Principal Investment Risk	Fund	Fund
	(Acquired Fund)	(Acquiring Fund)
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk	X	X
Consumer Loans Risk	X	X
Credit Risk	X	X
Current Market Environment Risk	X	X
Government Securities Risk	X	X
Inflation Risk	X	X

Interest Rate Risk	X	X

Liquidity Risk	X	X
Management Risk	X	X
Market Risk	X	X
Non-U.S. and Emerging Markets Risk	X	X

Prepayment and Call Risk	X	X

See Exhibit C for a detailed description of each of these risks.

Fund Performance

The Acquiring Fund will not commence investment operations until after the closing of the Reorganization. At that time, the Acquiring Fund will adopt the performance history of the Acquired Fund, which will be the accounting and performance survivor of the Reorganization. Prior to October 30, 2026, Class A shares were formerly Investor shares.

The following information provides an indication of the risks of investing in the Acquired Fund by showing changes in the Acquired Fund’s performance from year to year and by showing how its average annual returns for the periods shown compare with one or more broad measures of market performance. The bar chart shows calendar-year total returns for the Acquired Fund’s Class I shares. The chart assumes reinvestment of dividends and distributions.

Updated performance information is available at www.diamond-hill.com or by calling 888-226-5595. Past performance (before and after taxes) does not necessarily indicate how the Acquired Fund or, following the Reorganization, the Acquiring Fund will perform in the future.

Calendar Year Total Returns — Class I

134

Best Quarter		Worst Quarter
4Q 2023	+6.41%	1Q 2022	-4.99%

The year-to-date return as of September 30, 2026 was -2.05%.

The following table presents average annual total returns as of December 31, 2025. After-tax returns are shown only for Class I shares. After-tax returns for other classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect for each year and do not reflect state or local taxes. Actual after-tax returns depend on an investor’s tax situation and are not relevant to investors who hold shares through tax-deferred arrangements.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years	Since Inception

				(July 5, 2016)

Class I Shares — Return Before Taxes	7.16%	0.61%	—	2.33%

Class I Shares — Return After Taxes on Distributions	5.08%	-0.97%	—	0.96%

Class I Shares — Return After Taxes on Distributions and	4.21%	-0.23%	—	1.18%
Sale of Fund Shares

Class A (formerly Investor) Shares — Return Before Taxes	2.93%	(0.41)%	—	1.63%

Class C Shares — Return Before Taxes (not in operation	N/A	N/A	—	N/A
during the periods shown)

Class Y Shares — Return Before Taxes	7.39%	0.74%	—	2.45%

Bloomberg US Aggregate Bond Index	7.30%	-0.36%	—	1.49%

Comparison of Portfolio Management Team

The Victory Diamond Hill Core Bond Fund will have the same portfolio managers who manage the Diamond Hill Core Bond Fund. The portfolio managers listed below are jointly and primarily responsible for the day-to-day management of the Acquired Fund and, following the Reorganization, will be jointly and primarily responsible for the day-to-day management of the corresponding Acquiring Fund.

Portfolio Manager		Current Title / Experience	Service on Acquired Fund
Henry Song	Portfolio Manager		Since July 2016
Mark Jackson	Portfolio Manager		Since July 2016

See Exhibit D for additional information about the members of the Victory Diamond Hill Core Bond Fund portfolio management team.

135

Reorganization of Diamond Hill Core Plus Bond Fund into Victory Diamond Hill Core Plus Bond Fund Comparison of Current and Pro Forma Expenses

Shareholder Fees (fees paid directly from your investment)

Diamond Hill Core Plus Bond Fund (Current)(Acquired Fund)

		Investor	Class I	Class Y

Maximum sales charge (load)
when you buy shares (as a		None	None	None
percentage of offering price)
Maximum deferred sales charge
(load) (as a percentage of the		None	None	None
lesser of your purchase or

redemption price)

Victory Diamond Hill Core Plus Bond Fund (Pro Forma)(Acquiring Fund)

		Class A	Class Y	Class R6

Maximum sales charge (load)	[	]%	None	None
when you buy shares (as a
percentage of offering price)
Maximum deferred sales charge	[	]%*	None	None
(load) (as a percentage of the
lesser of your purchase or
redemption price)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment): Diamond Hill Core Plus Bond Fund (Current)(Acquired Fund)

	Investor	Class I	Class Y

Management Fees	0.40%	0.40%	0.40%

Distribution and/or Service (12b-	0.25%	None	None
1) Fees

Other Expenses	0.22%	0.18%	0.05%

Total Annual Fund Operating	0.87%	0.58%	0.45%
Expenses

Fee Waiver/Expense	None	None	None
Reimbursement

Total Annual Fund Operating
Expenses After Fee Waiver	0.87%	0.58%	0.45%
and/or Expense Reimbursement
Victory Diamond Hill Core Plus Bond Fund (Pro Forma)(Acquiring Fund)
	Class A	Class Y	Class R6

Management Fees	0.40%	0.40%	0.40%

Distribution and/or Service (12b-	0.25%	None	None
1) Fees
Other Expenses	[●]	[●]	[●]
Total Annual Fund Operating	[●]	[●]	[●]
Expenses
Fee Waiver/Expense	[●]	[●]	[●]
Reimbursement(2)
Total Annual Fund Operating	[0.87%]	[0.58%]	[0.45%]
Expenses After Fee Waiver
and/or Expense Reimbursement(2)

136

(1)Estimated for the current fiscal year, as the Acquiring Fund has not yet commenced investment operations.

* For the Acquiring Fund, a CDSC of [	]% may apply to purchases of $[	] or more made without an initial sales charge and
redeemed within 18 months of purchase.

(2)[Victory Capital, the Acquiring Fund’s investment adviser, has contractually agreed to waive its management fee and/or reimburse expenses for at least two years following the closing of the Reorganization so that the total annual fund operating expenses of each class of shares (or, where shares are not designated by class, such shares) (excluding certain items such as interest, taxes, brokerage commissions, and acquired fund fees and expenses) do not exceed the current contractual expense limitation applicable to the corresponding class or shares of the Acquired Fund or, if there is no such contractual expense limitation, the expense ratio based on the expenses of that class or those shares for the most recent fiscal year. The contractual limits may be different at the time of the closing of the Reorganization. Victory Capital is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Acquiring Fund’s Board of Trustees.]

Expense examples: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the Fund’s total annual operating expenses remain the same except that any contractual expense limitation is reflected only for its applicable term, including the proposed two- year limitation for the Acquiring Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own shares	1	3	5	10
Diamond Hill Core Plus Bond Fund (Current) (Acquired	$89	$278	$482	$1,073
Fund) — Investor

Diamond Hill Core Plus Bond Fund (Current) (Acquired	$59	$186	$324	$726
Fund) — Class I

Diamond Hill Core Plus Bond Fund (Current) (Acquired	$46	$144	$252	$567
Fund) — Class Y

Victory Diamond Hill Core Plus Bond Fund (Pro Forma)	[●]	[●]	[●]	[●]
(Acquiring Fund) — Class A — Sold or Held

Victory Diamond Hill Core Plus Bond Fund (Pro Forma)	[●]	[●]	[●]	[●]
(Acquiring Fund) — Class Y — Sold or Held

Victory Diamond Hill Core Plus Bond Fund (Pro Forma)	[●]	[●]	[●]	[●]
(Acquiring Fund) — Class R6 — Sold or Held

Portfolio Turnover: During the fiscal year ended December 31, 2025, the Acquired Fund’s portfolio turnover rate was 50% of the average value of its portfolio. No portfolio turnover information is included for the Acquiring Fund because it has not yet commenced investment operations. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

Comparison of Investment Objective(s), Principal Investment Strategies and Principal Risks

Investment Objective and Principal Investment Strategies

The Acquired Fund and its corresponding Acquiring Fund will have the same investment objectives and principal investment strategies, except as noted below.

There can be no assurance that a Fund will achieve its investment objective.

	Diamond Hill Core Plus Bond Fund	Victory Diamond Hill Core Plus
	(Acquired Fund)	Bond Fund (Acquiring Fund)
	The Fund seeks to maximize total	Same as Acquired Fund.
Investment Objective	return consistent with the preservation
of capital.

137

The Fund, under normal market conditions, intends to provide total return by investing at least 80% of its net assets at the time of purchase (plus any amounts borrowed for investment purposes) in a diversified portfolio of fixed income securities, including bonds, debt securities, bank loans and other similar U.S. dollar-denominated instruments issued by various U.S. public- or private-sector entities, or by non-U.S. corporations or U.S. affiliates of non-U.S. corporations, including those in emerging markets. The Fund may invest a significant portion or all of its assets in securitized bond investments also referred to as “structured product securities” or “structured products.” Securitized bond investments include interests in pools of secured loans backed by commercial real estate, residential real estate, commercial or consumer loans, and securitizations such as collateralized debt obligations, collateralized loan obligations (“CLOs”), agency and non- agency mortgagebacked securities (“MBS”) (including commercial mortgage-backed securities (“CMBS”), residential mortgage-backed securities

Principal Investment Strategy(“RMBS”), and collateralized mortgage obligations (“CMOs”)), asset-backed securities (“ABS”), and other similar securities and related instruments at the discretion of Diamond Hill Capital Management, LLC (the “Adviser”). The Fund may invest up to 35% of its net assets in below-investment grade securities, including those referred to as “junk bonds” (or the unrated equivalent) at the time of purchase.

Under normal circumstances, the Fund will maintain an average portfolio duration of plus or minus 20% of the duration of the Bloomberg US Aggregate Bond Index. The Bloomberg US Aggregate Bond Index is a broad- based index that represents the investment grade, U.S. dollar- denominated fixed-rate taxable bond market. Duration of the Bloomberg US Aggregate Bond Index was 5.95 years as of its last reconstitution date of January 31, 2026. Duration is an approximate measure of a bond’s price sensitivity to changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel

Same as Acquired Fund, except that the 80% investment policy is stated to apply under normal circumstances. References to the Adviser mean Victory Capital for the Acquiring Fund.

138

Diamond Hill Core Plus Bond Fund	Victory Diamond Hill Core Plus
(Acquired Fund)	Bond Fund (Acquiring Fund)

shift in the yield curve).

When selecting securities for investment, the Adviser employs a bottom-up, research-based approach in seeking to identify opportunities. In buying and selling securities for the Fund, the Adviser performs a risk/reward analysis that includes an evaluation of credit risk, interest rate risk, prepayment risk, and the legal and technical structure of the security. The Adviser will attempt to take advantage of inefficiencies that it believes exist in the fixed-income markets, such as the diversity of participants working with different objectives and repeated temporary supply-demand imbalances. The Adviser seeks to invest in securities that the Adviser expects to offer attractive prospects for current income and/or capital appreciation in relation to the risk borne.

Principal Risks

An investment in each Fund is subject to certain risks. The principal risks associated with an investment in the Diamond Hill Core Plus Bond Fund are the same as the principal risks associated with an investment in the Victory Diamond Hill Core Plus Bond Fund because the Funds will have the same investment objective(s) and principal investment strategies, except as noted above. The following table identifies each principal investment risk applicable to both Funds. Additional information regarding these risks is set forth in Exhibit C.

It is possible to lose money on an investment in a Fund. The Funds will be affected by the investment decisions, techniques and risk analyses of their investment adviser, and there is no guarantee that a Fund will achieve its investment objective. Any of the following risks, among others, could affect Fund performance, cause a Fund to lose money or cause a Fund to underperform relevant market measures or other funds. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

	Diamond Hill Core Plus	Victory Diamond Hill Core Plus
Principal Investment Risk	Bond Fund	Bond Fund
	(Acquired Fund)	(Acquiring Fund)
Adjustable Rate Mortgage Loans (ARMs) Risk	X	X
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk	X	X
Collateralized Loan Obligations (CLOs) Risk	X	X
Credit Risk	X	X

Current Market Environment Risk	X	X
Extension Risk	X	X
Government Securities Risk	X	X

High Yield Securities Risk	X	X
Illiquid Securities Risk	X	X
Inflation Risk	X	X
Interest Rate Risk	X	X

Liquidity Risk	X	X

Loan Risk	X	X

139

	Diamond Hill Core Plus	Victory Diamond Hill Core Plus
Principal Investment Risk	Bond Fund	Bond Fund
	(Acquired Fund)	(Acquiring Fund)
Management Risk	X	X
Market Risk	X	X
Non-U.S. and Emerging Markets Risk	X	X

Prepayment and Call Risk	X	X

Real Estate Risk	X	X

See Exhibit C for a detailed description of each of these risks.

Fund Performance

The Acquiring Fund will not commence investment operations until after the closing of the Reorganization. At that time, the Acquiring Fund will adopt the performance history of the Acquired Fund, which will be the accounting and performance survivor of the Reorganization.

The following information provides an indication of the risks of investing in the Acquired Fund by showing changes in the Acquired Fund’s performance from year to year and by showing how its average annual returns for the periods shown compare with one or more broad measures of market performance. The bar chart shows calendar-year total returns for the Acquired Fund’s Class I shares. The chart assumes reinvestment of dividends and distributions.

Updated performance information is available at www.diamond-hill.com or by calling 888-226-5595. Past performance (before and after taxes) does not necessarily indicate how the Acquired Fund or, following the Reorganization, the Acquiring Fund will perform in the future.

Calendar Year Total Returns — Class I

Best Quarter		Worst Quarter
First Quarter 2025	2.99%	Fourth Quarter 2025	1.11%

The year-to-date return as of September 30, 2026 was -1.93%.

The following table presents average annual total returns as of December 31, 2025. After-tax returns are shown only for Class I shares. After-tax returns for other classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect for each year and do not reflect state or local taxes. Actual after-tax returns depend on an investor’s tax situation and are not relevant to investors who hold shares through tax-deferred arrangements.

Average Annual Total Returns as of December 31, 2025

	1 Year	5 Years	10 Years	Since Inception
				(October 15, 2024)

Class I Shares — Return Before Taxes	8.03%	—	—	6.04%

Class I Shares — Return After Taxes on Distributions	6.01%	—	—	4.09%

Class I Shares — Return After Taxes on Distributions and	4.72%	—	—	3.76%
Sale of Fund Shares

140

	1 Year	5 Years	10 Years	Since Inception

				(October 15, 2024)

Investor Shares — Return Before Taxes	7.77%	—	—	5.76%

Class Y Shares — Return Before Taxes	8.25%	—	—	6.22%

Bloomberg US Aggregate Bond Index	7.30%	—	—	4.29%

Comparison of Portfolio Management Team

The Victory Diamond Hill Core Plus Bond Fund will have the same portfolio managers who manage the Diamond Hill Core Plus Bond Fund. The portfolio managers listed below are jointly and primarily responsible for the day-to-day management of the Acquired Fund and, following the Reorganization, will be jointly and primarily responsible for the day-to-day management of the corresponding Acquiring Fund.

Portfolio Manager		Current Title / Experience	Service on Acquired Fund
Henry Song	Portfolio Manager		Since October 2024
Mark Jackson	Portfolio Manager		Since October 2024
Arthur Cheng	Portfolio Manager		Since October 2024

See Exhibit D for additional information about the members of the Victory Diamond Hill Core Plus Bond Fund portfolio management team.

Reorganization of First Eagle Mid Cap Equity ETF into Victory First Eagle Mid Cap Equity ETF Comparison of Current and Pro Forma Expenses

Shareholder Fees (fees paid directly from your investment)

First Eagle Mid Cap Equity ETF (Current)(Acquired Fund)

ETF shares

Maximum sales charge (load) when you buy shares (as a percentage	None
of offering price)

Maximum deferred sales charge (load) (as a percentage of the lesser	None
of your purchase or redemption price)

Victory First Eagle Mid Cap Equity ETF (Pro Forma)(Acquiring Fund)

ETF shares

Maximum sales charge (load) when you buy shares (as a percentage	None
of offering price)
Maximum deferred sales charge (load) (as a percentage of the lesser	None
of your purchase or redemption price)
Annual Fund Operating Expenses (expenses that you pay	each year as a percentage of the value of your investment):
First Eagle Mid Cap Equity ETF (Current)(Acquired Fund)

ETF shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%

Other Expenses	0.00%

Total Annual Fund Operating Expenses	0.75%

Fee Waiver/Expense Reimbursement	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver and/or	0.55%
Expense Reimbursement

141

Victory First Eagle Mid Cap Equity ETF (Pro Forma)(Acquiring Fund)

ETF shares
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%

Other Expenses	[●]

Total Annual Fund Operating Expenses	[●]

Fee Waiver/Expense Reimbursement(2)	[●]
Total Annual Fund Operating Expenses After Fee Waiver and/or	[0.55%]
Expense Reimbursement(2)

Other Expenses are estimates. The current contractual expense limit is 0.55% through February 1, 2027, excludes acquired fund fees, brokerage commissions, extraordinary items, interest and taxes, and cannot be ended earlier without Board approval.

(1)Estimated for the current fiscal year, as the Acquiring Fund has not yet commenced investment operations.

(2)[Victory Capital, the Acquiring Fund’s investment adviser, has contractually agreed to waive its management fee and/or reimburse expenses for at least two years following the closing of the Reorganization so that the total annual fund operating expenses of each class of shares (or, where shares are not designated by class, such shares) (excluding certain items such as interest, taxes, brokerage commissions, and acquired fund fees and expenses) do not exceed the current contractual expense limitation applicable to the corresponding class or shares of the Acquired Fund or, if there is no such contractual expense limitation, the expense ratio based on the expenses of that class or those shares for the most recent fiscal year. The contractual limits may be different at the time of the closing of the Reorganization. Victory Capital is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Acquiring Fund’s Board of Trustees.]

Expense examples: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the Fund’s total annual operating expenses remain the same except that any contractual expense limitation is reflected only for its applicable term, including the proposed two- year limitation for the Acquiring Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own shares	1	3	5	10
First Eagle Mid Cap Equity ETF (Current) (Acquired	$56	$220	—	—
Fund) — ETF shares — Sold or Held

Victory First Eagle Mid Cap Equity ETF (Pro Forma)	[●]	[●]	[●]	[●]
(Acquiring Fund) — ETF shares — Sold or Held

Portfolio Turnover: No turnover rate was available because the Acquired Fund had not commenced operations before the date of its initial summary prospectus. No turnover information is provided for the Acquiring Fund, which has not commenced operations. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

Comparison of Investment Objective(s), Principal Investment Strategies and Principal Risks

Investment Objective and Principal Investment Strategies

The Acquired Fund and its corresponding Acquiring Fund will have the same investment objectives and principal investment strategies, except as noted below.

There can be no assurance that a Fund will achieve its investment objective.

	First Eagle Mid Cap Equity ETF	Victory First Eagle Mid Cap Equity
	(Acquired Fund)	ETF (Acquiring Fund)
Investment Objective	The Fund seeks long-term growth of	Same as Acquired Fund.
capital.

142

	First Eagle Mid Cap Equity ETF	Victory First Eagle Mid Cap Equity
	(Acquired Fund)	ETF (Acquiring Fund)
	The Fund is an actively managed	Same as Acquired Fund, except that
	exchange-traded fund (‘‘ETF’’) and	“ETF normally invests at least 80%”
	invests, under normal circumstances, in	reads “ETF, under normal
	equity securities of U.S. mid-cap	circumstances, invests at least 80%”.
	companies in an attempt to take	References to the Adviser mean Victory
	advantage of what the Adviser believes	Capital for the Acquiring Fund.
are opportunistic situations for
undervalued securities. Normally, the
Fund invests at least 80% of its net
assets (plus any borrowings for
investment purposes) in the equity
securities of U.S. mid-cap companies.
The Adviser defines mid-cap
companies as those that have at the time
of investment a market capitalization
not greater than that of the largest
company in the Russell Mid Cap®
Index. The Russell Mid Cap® Index is
reconstituted annually. (Russell Mid
Cap® Index was ranging from
approximately $122 million to $84
billion as of December 31, 2025). The
Fund invests in domestic equity
securities and may invest to a lesser
extent in securities of non-U.S. issuers
Principal Investment Strategy	(including American Depositary
Receipts, Global Depositary Receipts
and European Depositary Receipts).
The Fund may invest in cash and cash
equivalents, including money market
funds for cash sweeps.
Potential investments that the Adviser
considers to be opportunistic may
include situations involving company
turnarounds (e.g., a company that may
be experiencing periods of poor
financial or stock performance but may
be exhibiting potential for financial
recovery), emerging growth companies
with interrupted earnings patterns (e.g.,
companies without a long or consistent
history of earnings but that the Adviser
believes have the potential for earnings
growth), companies with unrecognized
asset values, or undervalued growth
companies (e.g., companies that have
low multiples of price-to-book or price-
to-sales ratios, or companies with
securities that are trading at a price
below what the Adviser believes the
security is worth).
Principal Risks

An investment in each Fund is subject to certain risks. The principal risks associated with an investment in the First Eagle Mid Cap Equity ETF are the same as the principal risks associated with an investment in the Victory First Eagle Mid Cap Equity ETF because the Funds will have the same investment objective(s) and principal investment

143

strategies, except as noted above. The following table identifies each principal investment risk applicable to both Funds. Additional information regarding these risks is set forth in Exhibit C.

It is possible to lose money on an investment in a Fund. The Funds will be affected by the investment decisions, techniques and risk analyses of their investment adviser, and there is no guarantee that a Fund will achieve its investment objective. Any of the following risks, among others, could affect Fund performance, cause a Fund to lose money or cause a Fund to underperform relevant market measures or other funds. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Principal Investment Risk	First Eagle Mid Cap Equity	Victory First Eagle Mid Cap
	ETF(Acquired Fund)	Equity ETF(Acquiring Fund)

Market Risk	X	X
Equity Risk	X	X
Large Shareholder Risk	X	X

New Fund Risk	X	X

Other Investment Company Risk	X	X
Medium-Size Company Risk	X	X
Value Investment Strategy Risk	X	X
Foreign Investment Risk	X	X
Currency Risk	X	X
Cybersecurity Risk	X	X

ETF Risk	X	X

See Exhibit C for a detailed description of each of these risks.

Fund Performance

The Acquiring Fund will not commence investment operations until after the closing of the Reorganization. At that time, the Acquiring Fund will adopt the performance history of the Acquired Fund, which will be the accounting and performance survivor of the Reorganization.

Performance history will be included for the Acquired Fund after it has been in operation for one calendar year. Until that time, performance information is available at www.firsteagle.com. As with all funds, past performance is not an indication of future performance (before or after taxes). The Acquiring Fund will adopt the performance history of the Acquired Fund when the Reorganization closes.

Comparison of Portfolio Management Team

The Victory First Eagle Mid Cap Equity ETF will have the same portfolio managers who manage the First Eagle Mid Cap Equity ETF. The portfolio managers listed below are jointly and primarily responsible for the day-to-day management of the Acquired Fund and, following the Reorganization, will be jointly and primarily responsible for the day-to-day management of the corresponding Acquiring Fund.

Portfolio Manager	Current Title / Experience	Service on Acquired Fund
William A. Hench	Portfolio Manager, Head of Small Cap team	Since January 2026

See Exhibit D for additional information about the members of the Victory First Eagle Mid Cap Equity ETF portfolio management team.

Exchange Traded Concepts, LLC currently provides sub-advisory services to the Acquired Fund. [The corresponding Acquiring Fund’s sub-advisory arrangements are [●].]

144

Reorganization of First Eagle US Equity ETF into Victory First Eagle US Equity ETF Comparison of Current and Pro Forma Expenses

Shareholder Fees (fees paid directly from your investment)

First Eagle US Equity ETF (Current)(Acquired Fund)

		ETF shares

Maximum sales charge (load) when you buy shares (as a percentage		None
of offering price)

Maximum deferred sales charge (load) (as a percentage of the lesser		None
of your purchase or redemption price)

Victory First Eagle US Equity ETF (Pro Forma)(Acquiring	Fund)

		ETF shares

Maximum sales charge (load) when you buy shares (as a percentage		None
of offering price)
Maximum deferred sales charge (load) (as a percentage of the lesser		None
of your purchase or redemption price)
Annual Fund Operating Expenses (expenses that you pay	each year as a percentage of the value of your investment):
First Eagle US Equity ETF (Current)(Acquired Fund)

		ETF shares

Management Fees		0.79%
Distribution and/or Service (12b-1) Fees		0.00%

Other Expenses		0.00%

Total Annual Fund Operating Expenses		0.79%
Fee Waiver/Expense Reimbursement		(0.34%)

Total Annual Fund Operating Expenses After Fee Waiver and/or		0.45%
Expense Reimbursement

Victory First Eagle US Equity ETF (Pro Forma)(Acquiring	Fund)

		ETF shares

Management Fees		0.79%

Distribution and/or Service (12b-1) Fees		0.00%
Other Expenses		[●]
Total Annual Fund Operating Expenses		[●]

Fee Waiver/Expense Reimbursement(2)		[●]
Total Annual Fund Operating Expenses After Fee Waiver and/or		[0.45%]
Expense Reimbursement(2)

(1)Estimated for the current fiscal year, as the Acquiring Fund has not yet commenced investment operations.

(2)[Victory Capital, the Acquiring Fund’s investment adviser, has contractually agreed to waive its management fee and/or reimburse expenses for at least two years following the closing of the Reorganization so that the total annual fund operating expenses of each class of shares (or, where shares are not designated by class, such shares) (excluding certain items such as interest, taxes, brokerage commissions, and acquired fund fees and expenses) do not exceed the current contractual expense limitation applicable to the corresponding class or shares of the Acquired Fund or, if there is no such contractual expense limitation, the expense ratio based on the expenses of that class or those shares for the most recent fiscal year. The contractual limits may be different at the time of the closing of the Reorganization. Victory Capital is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Acquiring Fund’s Board of Trustees.]

145

Expense examples: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the Fund’s total annual operating expenses remain the same except that any contractual expense limitation is reflected only for its applicable term, including the proposed two- year limitation for the Acquiring Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own shares	1	3	5	10
First Eagle US Equity ETF (Current) (Acquired Fund) —	$46	$218	—	—
ETF shares — Sold or Held

Victory First Eagle US Equity ETF (Pro Forma)	[●]	[●]	[●]	[●]
(Acquiring Fund) — ETF shares — Sold or Held

Portfolio Turnover: No portfolio turnover rate is provided for the Acquired Fund because it had not commenced investment operations prior to the date of its current prospectus. No portfolio turnover information is included for the Acquiring Fund because it has not yet commenced investment operations. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

Comparison of Investment Objective(s), Principal Investment Strategies and Principal Risks

Investment Objective and Principal Investment Strategies

The Acquired Fund and its corresponding Acquiring Fund will have identical investment objectives and principal investment strategies.

There can be no assurance that a Fund will achieve its investment objective.

	First Eagle US Equity ETF	Victory First Eagle US Equity ETF
	(Acquired Fund)	(Acquiring Fund)
Investment Objective	The Fund seeks long-term growth of	Same as Acquired Fund.
capital.

146

	First Eagle US Equity ETF	Victory First Eagle US Equity ETF
	(Acquired Fund)	(Acquiring Fund)
	The Fund is an actively managed	Same as Acquired Fund.
exchange-traded fund ("ETF") and
seeks to achieve its objective of long-
term capital growth by investing, under
normal circumstances, at least 80% of
its net assets (plus any borrowings for
investment purposes) in domestic
equity securities and may invest to a
lesser extent in securities of non-U.S.
issuers (including American Depositary
Receipts, Global Depositary Receipts
and European Depositary Receipts).
In particular, the Fund seeks companies
exhibiting financial strength and
stability, strong management and
fundamental value. Investment
decisions for the Fund are made without
regard to the capitalization (size) of the
companies in which it invests. The
Fund may invest in any size company,
including large, medium and smaller
companies.
The Fund may invest in cash and cash
Principal Investment Strategy	equivalents, including money market
funds for cash sweeps.

The investment philosophy and strategy
of the Fund can be broadly
characterized as a "value" approach, as
it generally seeks a "margin of safety"
in its investment purchases with the
goal being to avoid permanent
impairment of capital (as opposed to
temporary losses in share value relating
to shifting investor sentiment or other
normal share price volatility). In
particular, a discount to "intrinsic
value" is sought even for the best of
businesses, with a deeper discount
demanded for companies that we view
as under business model, balance sheet,
management or other stresses. "Intrinsic
value" is based on our judgment of
what a prudent and rational business
buyer would pay in cash for all of the
company in normal markets.
The Fund is non-diversified and
typically expects to invest in a smaller
number of issuers.
Principal Risks

An investment in each Fund is subject to certain risks. The principal risks associated with an investment in the First Eagle US Equity ETF are the same as the principal risks associated with an investment in the Victory First Eagle US Equity ETF because the Funds will have the same investment objective(s) and principal investment strategies. The following table identifies each principal investment risk applicable to both Funds. Additional information regarding these risks is set forth in Exhibit C.

147

It is possible to lose money on an investment in a Fund. The Funds will be affected by the investment decisions, techniques and risk analyses of their investment adviser, and there is no guarantee that a Fund will achieve its investment objective. Any of the following risks, among others, could affect Fund performance, cause a Fund to lose money or cause a Fund to underperform relevant market measures or other funds. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Principal Investment Risk	First Eagle US Equity	Victory First Eagle US Equity
	ETF(Acquired Fund)	ETF(Acquiring Fund)

Market Risk	X	X
Equity Risk	X	X
Large Shareholder Risk	X	X

New Fund Risk	X	X

Other Investment Company Risk	X	X
Large Capitalization Companies Risk	X	X
Small and Medium Capitalization Companies Risk	X	X
Value Investment Strategy Risk	X	X
Foreign Investment Risk	X	X
Currency Risk	X	X

Cybersecurity Risk	X	X

Non-Diversification Risk	X	X
ETF Risk	X	X

See Exhibit C for a detailed description of each of these risks.

Fund Performance

The Acquiring Fund will not commence investment operations until after the closing of the Reorganization. At that time, the Acquiring Fund will adopt the performance history of the Acquired Fund, which will be the accounting and performance survivor of the Reorganization.

Performance history will be included for the Acquired Fund after it has been in operation for one calendar year. Until that time, performance information is available at www.firsteagle.com. As with all funds, past performance is not an indication of future performance (before or after taxes). The Acquiring Fund will adopt the performance history of the Acquired Fund when the Reorganization closes.

Comparison of Portfolio Management Team

The Victory First Eagle US Equity ETF will have the same portfolio managers who manage the First Eagle US Equity ETF. The portfolio managers listed below are jointly and primarily responsible for the day-to-day management of the Acquired Fund and, following the Reorganization, will be jointly and primarily responsible for the day-to-day management of the corresponding Acquiring Fund.

Portfolio Manager	Current Title / Experience	Service on Acquired Fund
Matthew McLennan	Portfolio Manager, Head of the Global Value team	Since inception in January
2026

Manish Gupta	Portfolio Manager, Global Value team	Since inception in January
2026

Mark Wright	Portfolio Manager, Global Value team	Since inception in January
2026

Adrian Jones	Portfolio Manager, Global Value team	Since inception in January
2026

See Exhibit D for additional information about the members of the Victory First Eagle US Equity ETF portfolio management team.

Exchange Traded Concepts, LLC currently provides sub-advisory services to the Acquired Fund. [The corresponding Acquiring Fund’s sub-advisory arrangements are [●].]

148

Reorganization of First Eagle Small Cap Equity ETF into Victory First Eagle Small Cap Equity ETF Comparison of Current and Pro Forma Expenses

Shareholder Fees (fees paid directly from your investment)

First Eagle Small Cap Equity ETF (Current)(Acquired Fund)

ETF shares

Maximum sales charge (load) when you buy shares (as a percentage	None
of offering price)

Maximum deferred sales charge (load) (as a percentage of the lesser	None
of your purchase or redemption price)

Victory First Eagle Small Cap Equity ETF (Pro Forma)(Acquiring Fund)

ETF shares

Maximum sales charge (load) when you buy shares (as a percentage	None
of offering price)
Maximum deferred sales charge (load) (as a percentage of the lesser	None
of your purchase or redemption price)
Annual Fund Operating Expenses (expenses that you pay	each year as a percentage of the value of your investment):
First Eagle Small Cap Equity ETF (Current)(Acquired Fund)

ETF shares

Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.00%

Other Expenses	0.00%

Total Annual Fund Operating Expenses	0.85%
Fee Waiver/Expense Reimbursement	(0.30%)

Total Annual Fund Operating Expenses After Fee Waiver and/or	0.55%
Expense Reimbursement

Victory First Eagle Small Cap Equity ETF (Pro Forma)(Acquiring Fund)

ETF shares

Management Fees	0.85%

Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	[●]
Total Annual Fund Operating Expenses	[●]

Fee Waiver/Expense Reimbursement(2)	[●]
Total Annual Fund Operating Expenses After Fee Waiver and/or	[0.55%]
Expense Reimbursement(2)

Other Expenses are estimates. The current contractual expense limit is 0.55% through June 30, 2027, excludes acquired fund fees, brokerage commissions, extraordinary items, interest and taxes, and cannot be ended earlier without Board approval.

(1)Estimated for the current fiscal year, as the Acquiring Fund has not yet commenced investment operations.

(2)[Victory Capital, the Acquiring Fund’s investment adviser, has contractually agreed to waive its management fee and/or reimburse expenses for at least two years following the closing of the Reorganization so that the total annual fund operating expenses of each class of shares (or, where shares are not designated by class, such shares) (excluding certain items such as interest, taxes, brokerage commissions, and acquired fund fees and expenses) do not exceed the current contractual expense limitation applicable to the corresponding class or shares of the Acquired Fund or, if there is no such contractual expense limitation, the expense ratio based on the expenses of that class or those shares for the most recent fiscal year. The contractual limits may be different at the time of the closing of the Reorganization. Victory Capital is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or

149

expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Acquiring Fund’s Board of Trustees.]

Expense examples: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the Fund’s total annual operating expenses remain the same except that any contractual expense limitation is reflected only for its applicable term, including the proposed two- year limitation for the Acquiring Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own shares	1	3	5	10
First Eagle Small Cap Equity ETF (Current) (Acquired	$56	$241	—	—
Fund) — ETF shares — Sold or Held

Victory First Eagle Small Cap Equity ETF (Pro Forma)	[●]	[●]	[●]	[●]
(Acquiring Fund) — ETF shares — Sold or Held

Portfolio Turnover: No turnover rate was available because the Acquired Fund had not commenced operations before the date of its initial summary prospectus. No turnover information is provided for the Acquiring Fund, which has not commenced operations. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

Comparison of Investment Objective(s), Principal Investment Strategies and Principal Risks

Investment Objective and Principal Investment Strategies

The Acquired Fund and its corresponding Acquiring Fund will have the same investment objectives and principal investment strategies, except as noted below.

There can be no assurance that a Fund will achieve its investment objective.

	First Eagle Small Cap Equity ETF	Victory First Eagle Small Cap Equity
	(Acquired Fund)	ETF (Acquiring Fund)
Investment Objective	The Fund seeks long-term growth of	Same as Acquired Fund.
capital.

150

The Fund is an actively managed exchange-traded fund (‘‘ETF’’) and invests, under normal circumstances, in equity securities of U.S. small-cap companies in an attempt to take advantage of what the Adviser believes are opportunistic situations for undervalued securities. Normally, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of U.S. small-cap companies. The Adviser defines small-cap companies as those that have at the time of investment a market capitalization not greater than that of the largest company in the Russell 2000® Index. The market capitalization of companies included in the Russell 2000® Index ranged from approximately $5 million to $31 billion as of December 31, 2025. The Russell 2000® Index is reconstituted annually. The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe and includes approximately 2,000 of the smallest securities based on a combination of their market capitalization and current index membership. Indexes are

Principal Investment Strategyunmanaged and do not incur management fees or other operating expenses, and one cannot invest directly in an index. The Sub-Adviser, subject to the supervision of the Adviser and the Board, provides investment management and related trading assistance to the Adviser. This includes managing cash flow activity and general portfolio design and implementation consistent with the Fund’s investment strategies and operations as an ETF. Primary management of the Fund’s investment program is by the Adviser.

The Fund invests primarily in domestic common stocks and may invest to a lesser extent in common stocks of non- U.S. issuers. Potential investments that the Adviser considers to be opportunistic may include situations involving company turnarounds (e.g., a company that may be experiencing periods of poor financial or stock performance but may be exhibiting potential for financial recovery), emerging growth companies with interrupted earnings patterns (e.g., companies without a long or consistent history of earnings but that the Adviser believes have the potential for earnings

Same as Acquired Fund, except that “ETF normally invests at least 80%” reads “ETF, under normal circumstances, invests at least 80%”. References to the Adviser mean Victory Capital for the Acquiring Fund.

151

First Eagle Small Cap Equity ETF	Victory First Eagle Small Cap Equity
(Acquired Fund)	ETF (Acquiring Fund)

growth), companies with unrecognized asset values, or undervalued growth companies (e.g., companies that have low multiples of price-to-book or price- to-sales ratios, or companies with securities that are trading at a price below what the Adviser believes the security is worth). The Adviser also considers investments in companies that have the potential to benefit from a perceived catalyst for positive change, such as companies with new management, a more favorable business cycle, product innovation and/or margin improvement.

Principal Risks

An investment in each Fund is subject to certain risks. The principal risks associated with an investment in the First Eagle Small Cap Equity ETF are the same as the principal risks associated with an investment in the Victory First Eagle Small Cap Equity ETF because the Funds will have the same investment objective(s) and principal investment strategies, except as noted above. The following table identifies each principal investment risk applicable to both Funds. Additional information regarding these risks is set forth in Exhibit C.

It is possible to lose money on an investment in a Fund. The Funds will be affected by the investment decisions, techniques and risk analyses of their investment adviser, and there is no guarantee that a Fund will achieve its investment objective. Any of the following risks, among others, could affect Fund performance, cause a Fund to lose money or cause a Fund to underperform relevant market measures or other funds. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

	First Eagle Small Cap	Victory First Eagle Small Cap
Principal Investment Risk	Equity ETF	Equity ETF
	(Acquired Fund)	(Acquiring Fund)
Market Risk	X	X
Equity Risk	X	X
Small-Size Company Risk	X	X
Large Shareholder Risk	X	X
New Fund Risk	X	X

Value Investment Strategy Risk	X	X

Foreign Investment Risk	X	X
Currency Risk	X	X
Cybersecurity Risk	X	X
ETF Risk	X	X

See Exhibit C for a detailed description of each of these risks.

Fund Performance

The Acquiring Fund will not commence investment operations until after the closing of the Reorganization. At that time, the Acquiring Fund will adopt the performance history of the Acquired Fund, which will be the accounting and performance survivor of the Reorganization.

Performance history will be included for the Acquired Fund after it has been in operation for one calendar year. Until that time, performance information is available at www.firsteagle.com. As with all funds, past performance is not an indication of future performance (before or after taxes). The Acquiring Fund will adopt the performance history of the Acquired Fund when the Reorganization closes.

152

Comparison of Portfolio Management Team

The Victory First Eagle Small Cap Equity ETF will have the same portfolio managers who manage the First Eagle Small Cap Equity ETF. The portfolio managers listed below are jointly and primarily responsible for the day-to-day management of the Acquired Fund and, following the Reorganization, will be jointly and primarily responsible for the day-to-day management of the corresponding Acquiring Fund.

Portfolio Manager	Current Title / Experience	Service on Acquired Fund
William A. Hench	Portfolio Manager, Head of the Small Cap team	Since June 2026

Suzanne Franks	Portfolio Manager, Small Cap team	Since June 2026
Adam Mielnik	Portfolio Manager, Small Cap team	Since June 2026

See Exhibit D for additional information about the members of the Victory First Eagle Small Cap Equity ETF portfolio management team.

Exchange Traded Concepts, LLC currently provides sub-advisory services to the Acquired Fund. [The corresponding Acquiring Fund’s sub-advisory arrangements are [●].]

Reorganization of First Eagle Core Municipal ETF into Victory First Eagle Core Municipal ETF Comparison of Current and Pro Forma Expenses

Shareholder Fees (fees paid directly from your investment)

First Eagle Core Municipal ETF (Current)(Acquired Fund)

ETF shares

Maximum sales charge (load) when you buy shares (as a percentage	None
of offering price)

Maximum deferred sales charge (load) (as a percentage of the lesser	None
of your purchase or redemption price)

Victory First Eagle Core Municipal ETF (Pro Forma)(Acquiring Fund)

ETF shares

Maximum sales charge (load) when you buy shares (as a percentage	None
of offering price)
Maximum deferred sales charge (load) (as a percentage of the lesser	None
of your purchase or redemption price)
Annual Fund Operating Expenses (expenses that you pay	each year as a percentage of the value of your investment):
First Eagle Core Municipal ETF (Current)(Acquired Fund)

ETF shares

Management Fees	0.40%

Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%

Total Annual Fund Operating Expenses	0.40%

Fee Waiver/Expense Reimbursement	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver and/or	0.25%
Expense Reimbursement

Victory First Eagle Core Municipal ETF (Pro Forma)(Acquiring Fund)

ETF shares

Management Fees	0.40%

Distribution and/or Service (12b-1) Fees	0.00%

153
ETF shares

Other Expenses	[●]

Total Annual Fund Operating Expenses	[●]

Fee Waiver/Expense Reimbursement(2)	[●]
Total Annual Fund Operating Expenses After Fee Waiver and/or	[0.25%]
Expense Reimbursement(2)

Other Expenses are estimates. The current contractual expense limit is 0.25% through June 30, 2027, excludes acquired fund fees, brokerage commissions, extraordinary items, interest and taxes, and cannot be ended earlier without Board approval.

(1)Estimated for the current fiscal year, as the Acquiring Fund has not yet commenced investment operations.

(2)[Victory Capital, the Acquiring Fund’s investment adviser, has contractually agreed to waive its management fee and/or reimburse expenses for at least two years following the closing of the Reorganization so that the total annual fund operating expenses of each class of shares (or, where shares are not designated by class, such shares) (excluding certain items such as interest, taxes, brokerage commissions, and acquired fund fees and expenses) do not exceed the current contractual expense limitation applicable to the corresponding class or shares of the Acquired Fund or, if there is no such contractual expense limitation, the expense ratio based on the expenses of that class or those shares for the most recent fiscal year. The contractual limits may be different at the time of the closing of the Reorganization. Victory Capital is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Acquiring Fund’s Board of Trustees.]

Expense examples: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the Fund’s total annual operating expenses remain the same except that any contractual expense limitation is reflected only for its applicable term, including the proposed two- year limitation for the Acquiring Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own shares	1	3	5	10
First Eagle Core Municipal ETF (Current) (Acquired	$26	$113	—	—
Fund) — ETF shares — Sold or Held

Victory First Eagle Core Municipal ETF (Pro Forma)	[●]	[●]	[●]	[●]
(Acquiring Fund) — ETF shares — Sold or Held

Portfolio Turnover: No turnover rate was available because the Acquired Fund had not commenced operations before the date of its initial summary prospectus. No turnover information is provided for the Acquiring Fund, which has not commenced operations. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

Comparison of Investment Objective(s), Principal Investment Strategies and Principal Risks

Investment Objective and Principal Investment Strategies

The Acquired Fund and its corresponding Acquiring Fund will have the same investment objectives and principal investment strategies, except as noted below.

There can be no assurance that a Fund will achieve its investment objective.

	First Eagle Core Municipal ETF	Victory First Eagle Core Municipal
	(Acquired Fund)	ETF (Acquiring Fund)
	The Fund seeks current income exempt	Same as Acquired Fund.
Investment Objective	from regular federal income tax, with
capital appreciation secondary to that

objective.

154

To pursue its investment objective, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds that pay interest that is exempt from regular federal income tax. Such municipal bonds may include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories that pay interest that is exempt from regular federal income tax, and may include all types of municipal bonds, including general obligation bonds, revenue bonds, education revenue bonds, industrial revenue bonds, special tax bonds, tax allocation revenue securities, transportation facility revenue bonds and municipal lease obligations. The Fund may invest without limit in municipal securities that generate income taxable to shareholders subject to the federal alternative minimum tax. While the Fund may invest in securities with any duration or time to maturity, under normal market conditions, the Fund will generally maintain an investment portfolio with a modified

Principal Investment Strategyduration of between 3 and 10 years. Modified duration is a measure of the sensitivity of a bond’s price to changes in interest rates, expressed in years.

The Fund will seek to invest primarily in investment grade municipal bonds but may invest up to 15% of its net assets in municipal bonds rated BB+/Ba1 and below at the time of purchase by at least one independent rating agency, or, if unrated, judged by the Adviser to be of comparable quality. Such below-investment-grade bonds are commonly referred to as ‘‘high yield’’ or ‘‘junk’’ bonds. The Fund has no minimum rating limitation for such investments. In deciding whether to sell a security, the Adviser considers various factors related to the market and the portfolio, which may include whether: a security has become overvalued; the Adviser detects credit deterioration or modifies its portfolio strategy, such as sector and/or state allocations; or a security exceeds the portfolio’s diversification targets (i.e., the Adviser’s internal targets for exposures across sectors, states and specific issuers in order to limit exposures to events or factors that may affect any individual industry,

Same as Acquired Fund, except that “Normally, at least 80%” reads “Under normal circumstances, at least 80%”. References to the Adviser mean Victory Capital for the Acquiring Fund.

155

First Eagle Core Municipal ETF	Victory First Eagle Core Municipal
(Acquired Fund)	ETF (Acquiring Fund)

geographic location or credit).

While the municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies, as of the date of this prospectus, the Fund does not expect that it will have significant exposure to any particular geographic area or type of project.

The Fund may invest in municipal zero coupon bonds.

Principal Risks

An investment in each Fund is subject to certain risks. The principal risks associated with an investment in the First Eagle Core Municipal ETF are the same as the principal risks associated with an investment in the Victory First Eagle Core Municipal ETF because the Funds will have the same investment objective(s) and principal investment strategies, except as noted above. The following table identifies each principal investment risk applicable to both Funds. Additional information regarding these risks is set forth in Exhibit C.

It is possible to lose money on an investment in a Fund. The Funds will be affected by the investment decisions, techniques and risk analyses of their investment adviser, and there is no guarantee that a Fund will achieve its investment objective. Any of the following risks, among others, could affect Fund performance, cause a Fund to lose money or cause a Fund to underperform relevant market measures or other funds. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

	First Eagle Core Municipal	Victory First Eagle Core
Principal Investment Risk	ETF	Municipal ETF
	(Acquired Fund)	(Acquiring Fund)
Municipal Bond Risk	X	X
Credit and Interest Rate Risk	X	X

High Yield Risk	X	X
Market Risk	X	X
Call Risk	X	X
New Fund Risk	X	X
Changes in Debt Ratings Risk	X	X
Secured Overnight Financing Rate (SOFR) Risk	X	X
Income Risk	X	X

Alternative Minimum Tax Risk	X	X

Municipal Issuer Focus Risk	X	X
Municipal Lease Obligation Risk	X	X
Tax-Exempt Status Risk	X	X
Tax Risk	X	X
Unrated Bond Risk	X	X
U.S. Territory Risk	X	X
Valuation Risk	X	X

Zero Coupon Bond Risk	X	X

156

	First Eagle Core Municipal	Victory First Eagle Core
Principal Investment Risk	ETF	Municipal ETF
	(Acquired Fund)	(Acquiring Fund)
Large Shareholder Risk	X	X
Cybersecurity Risk	X	X
Illiquid Investment Risk	X	X

ETF Risk	X	X

See Exhibit C for a detailed description of each of these risks.

Fund Performance

The Acquiring Fund will not commence investment operations until after the closing of the Reorganization. At that time, the Acquiring Fund will adopt the performance history of the Acquired Fund, which will be the accounting and performance survivor of the Reorganization.

Performance history will be included for the Acquired Fund after it has been in operation for one calendar year. Until that time, performance information is available at www.firsteagle.com. As with all funds, past performance is not an indication of future performance (before or after taxes). The Acquiring Fund will adopt the performance history of the Acquired Fund when the Reorganization closes.

Comparison of Portfolio Management Team

The Victory First Eagle Core Municipal ETF will have the same portfolio managers who manage the First Eagle Core Municipal ETF. The portfolio managers listed below are jointly and primarily responsible for the day-to-day management of the Acquired Fund and, following the Reorganization, will be jointly and primarily responsible for the day-to-day management of the corresponding Acquiring Fund.

Portfolio Manager	Current Title / Experience	Service on Acquired Fund
John V. Miller	Portfolio Manager, Head and Chief Investment Officer of the Municipal	Since June 2026
Credit team

David J. Blair	Portfolio Manager, Head of the Municipal SMA business	Since June 2026

See Exhibit D for additional information about the members of the Victory First Eagle Core Municipal ETF portfolio management team.

Reorganization of Diamond Hill Large Cap Concentrated ETF into Victory Diamond Hill Large Cap Concentrated

ETF

Comparison of Current and Pro Forma Expenses

Shareholder Fees (fees paid directly from your investment)

Diamond Hill Large Cap Concentrated ETF (Current)(Acquired Fund)

ETF shares

Maximum sales charge (load) when you buy shares (as a percentage	None
of offering price)

Maximum deferred sales charge (load) (as a percentage of the lesser	None
of your purchase or redemption price)

Victory Diamond Hill Large Cap Concentrated ETF (Pro	Forma)(Acquiring Fund)
ETF shares

Maximum sales charge (load) when you buy shares (as a percentage	None
of offering price)
Maximum deferred sales charge (load) (as a percentage of the lesser	None
of your purchase or redemption price)

157

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment): Diamond Hill Large Cap Concentrated ETF (Current)(Acquired Fund)

ETF shares

Management Fees	0.50%

Distribution and/or Service (12b-1) Fees	0.00%

Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.55%

Fee Waiver/Expense Reimbursement	None

Total Annual Fund Operating Expenses After Fee Waiver and/or	0.55%
Expense Reimbursement

Victory Diamond Hill Large Cap Concentrated ETF (Pro	Forma)(Acquiring Fund)
ETF shares
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.00%

Other Expenses	[●]

Total Annual Fund Operating Expenses	[●]
Fee Waiver/Expense Reimbursement(2)	[●]
Total Annual Fund Operating Expenses After Fee Waiver and/or	[0.55%]
Expense Reimbursement(2)

(1)Estimated for the current fiscal year, as the Acquiring Fund has not yet commenced investment operations.

(2)[Victory Capital, the Acquiring Fund’s investment adviser, has contractually agreed to waive its management fee and/or reimburse expenses for at least two years following the closing of the Reorganization so that the total annual fund operating expenses of each class of shares (or, where shares are not designated by class, such shares) (excluding certain items such as interest, taxes, brokerage commissions, and acquired fund fees and expenses) do not exceed the current contractual expense limitation applicable to the corresponding class or shares of the Acquired Fund or, if there is no such contractual expense limitation, the expense ratio based on the expenses of that class or those shares for the most recent fiscal year. The contractual limits may be different at the time of the closing of the Reorganization. Victory Capital is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Acquiring Fund’s Board of Trustees.]

Expense examples: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the Fund’s total annual operating expenses remain the same except that any contractual expense limitation is reflected only for its applicable term, including the proposed two- year limitation for the Acquiring Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own shares	1	3	5	10
Diamond Hill Large Cap Concentrated ETF (Current)	$56	$176	$307	$689
(Acquired Fund) — ETF shares

Victory Diamond Hill Large Cap Concentrated ETF (Pro	[●]	[●]	[●]	[●]
Forma) (Acquiring Fund) — ETF shares — Sold or Held

Portfolio Turnover: During the fiscal year ended December 31, 2025, the Acquired Fund’s portfolio turnover rate was 56% of the average value of its portfolio. No portfolio turnover information is included for the Acquiring Fund because it has not yet commenced investment operations. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

158

Comparison of Investment Objective(s), Principal Investment Strategies and Principal Risks

Investment Objective and Principal Investment Strategies

The Acquired Fund and its corresponding Acquiring Fund will have the same investment objectives and principal investment strategies, except as noted below.

There can be no assurance that a Fund will achieve its investment objective.

	Diamond Hill Large Cap	Victory Diamond Hill Large Cap
	Concentrated ETF (Acquired Fund)	Concentrated ETF (Acquiring Fund)
Investment Objective	The Fund seeks long-term capital	Same as Acquired Fund.
appreciation.

159

	Diamond Hill Large Cap	Victory Diamond Hill Large Cap
	Concentrated ETF (Acquired Fund)	Concentrated ETF (Acquiring Fund)
	The Fund, under normal market	Same as Acquired Fund, except that
	conditions, invests at least 80% of its	“ETF normally invests at least 80%”
	net assets in U.S. equity securities with	reads “ETF, under normal
	large market capitalizations (“large	circumstances, invests at least 80%”.
	cap”) that Diamond Hill Capital	References to the Adviser mean Victory
	Management, LLC (the “Adviser”)	Capital for the Acquiring Fund.
believes are undervalued. Equity
securities consist of common and
preferred stocks. Large cap companies
are defined as companies with market
capitalizations of $15 billion or greater
at the time of purchase. The Fund is
non-diversified and intends to
concentrate its investments in
approximately 20-30 securities.
The Adviser focuses on estimating a
company’s value independent of its
current stock price. To estimate a
company’s value, the Adviser focuses
on the fundamental economic drivers of
the business. The primary focus is on
“bottom-up” analysis, which takes into
consideration earnings, revenue growth,
operating margins, and other economic
factors. The Adviser also considers the
level of industry competition, the
Principal Investment Strategy	regulatory environment, the threat of
technological obsolescence, and a
variety of other industry factors. If the
Adviser’s estimate of a company’s
value differs sufficiently from the
current market price, the company may
be an attractive investment opportunity.
In constructing a portfolio of securities,
the Adviser is not constrained by the
sector or industry weights in the
benchmark. The Adviser relies on
individual stock selection and discipline
in the investment process to add value.
The highest portfolio security weights
are assigned to companies where the
Adviser has the highest level of
conviction.
Once a holding is selected, the Adviser
continues to monitor the company’s
strategies, financial performance and
competitive environment. The Adviser
may sell a security as it reaches the
Adviser’s estimate of the company’s
value if it believes that the company’s
earnings, revenue growth, operating
margin, or other economic factors are
deteriorating, or if it identifies a stock
that it believes offers a better
investment opportunity.
Principal Risks

160

An investment in each Fund is subject to certain risks. The principal risks associated with an investment in the Diamond Hill Large Cap Concentrated ETF are the same as the principal risks associated with an investment in the Victory Diamond Hill Large Cap Concentrated ETF because the Funds will have the same investment objective(s) and principal investment strategies, except as noted above. The following table identifies each principal investment risk applicable to both Funds. Additional information regarding these risks is set forth in Exhibit C.

It is possible to lose money on an investment in a Fund. The Funds will be affected by the investment decisions, techniques and risk analyses of their investment adviser, and there is no guarantee that a Fund will achieve its investment objective. Any of the following risks, among others, could affect Fund performance, cause a Fund to lose money or cause a Fund to underperform relevant market measures or other funds. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

	Diamond Hill Large Cap	Victory Diamond Hill Large Cap
Principal Investment Risk	Concentrated ETF	Concentrated ETF
	(Acquired Fund)	(Acquiring Fund)
Authorized Participant Risk	X	X
Current Market Environment Risk	X	X

ETF Structure Risk	X	X

Focused Portfolio Risk	X	X
Management Risk	X	X
Market Risk	X	X
Sector Emphasis Risk	X	X

See Exhibit C for a detailed description of each of these risks.

Fund Performance

The Acquiring Fund will not commence investment operations until after the closing of the Reorganization. At that time, the Acquiring Fund will adopt the performance history of the Acquired Fund, which will be the accounting and performance survivor of the Reorganization.

On September 26, 2025, the predecessor mutual fund reorganized into the Acquired ETF. Earlier performance represents the predecessor’s Class Y shares; performance could have differed had the predecessor operated as an ETF.

The following information provides an indication of the risks of investing in the Acquired Fund by showing changes in the Acquired Fund’s performance from year to year and by showing how its average annual returns for the periods shown compare with one or more broad measures of market performance. The bar chart shows calendar-year total returns for the Acquired Fund’s shares. The chart assumes reinvestment of dividends and distributions.

Updated performance information is available at www.diamond-hill.com or by calling 888-226-5595. Past performance (before and after taxes) does not necessarily indicate how the Acquired Fund or, following the Reorganization, the Acquiring Fund will perform in the future.

Calendar Year Total Returns — ETF shares

161

Best Quarter		Worst Quarter

Fourth Quarter 2023	12.51%	Second Quarter 2022	-15.46%

The year-to-date return as of September 30, 2026 was 1.65%.

The following table presents average annual total returns as of December 31, 2025. After-tax returns are calculated using the highest individual federal income tax rates in effect for each year and do not reflect state or local taxes. Actual after-tax returns depend on an investor’s tax situation and are not relevant to investors who hold shares through tax-deferred arrangements.

Average Annual Total Returns as of December 31, 2025

				Since Inception
	1 Year	5 Years	10 Years	(February 26,
				2021)
ETF / Predecessor Class Y — Return Before Taxes	8.97%	—	—	9.40%

Return After Taxes on Distributions	7.79%	—	—	8.56%

Return After Taxes on Distributions and Sale of Fund Shares	6.13%	—	—	7.35%

Russell 3000 Index	17.15%	—	—	12.99%

Russell 1000 Value Index	15.91%	—	—	10.60%

Russell 1000 Index	17.37%	—	—	13.61%

Comparison of Portfolio Management Team

The Victory Diamond Hill Large Cap Concentrated ETF will have the same portfolio managers who manage the Diamond Hill Large Cap Concentrated ETF. The portfolio managers listed below are jointly and primarily responsible for the day-to-day management of the Acquired Fund and, following the Reorganization, will be jointly and primarily responsible for the day-to-day management of the corresponding Acquiring Fund.

Portfolio Manager		Current Title / Experience	Service on Acquired Fund
Charles Bath	Portfolio Manager		Since June 2026
Nathan Palmer	Portfolio Manager		Since June 2026

See Exhibit D for additional information about the members of the Victory Diamond Hill Large Cap Concentrated ETF portfolio management team.

ADDITIONAL INFORMATION ABOUT EACH REORGANIZATION AND THE PROPOSAL

Principal Risks

The principal risks of the Acquired Funds and the Acquiring Funds will be substantially similar. Set forth in Exhibit C is a glossary of risks, in alphabetical order, describing the principal risks indicated for each Acquiring Fund and each Acquired Fund in “Comparison of Investment Objective(s), Principal Investment Strategies, and Principal Risks” above. You may lose money by investing in any of these Funds.

162

Purchases and Sales of Acquired Fund and Acquiring Fund Shares

The Acquired Funds and the Acquiring Funds that are mutual funds have similar policies for buying and selling shares and similar exchange rights. Please see Exhibit D for a description of these policies for the Acquiring Funds that are mutual funds, which are the same as the comparable policies for the Acquired Funds, except as noted below:

•Shareholders of the Acquiring Funds that are mutual funds will be limited to eligible exchanges within the corresponding predecessor fund family, subject to the existing exchange policies, but exchanges will not be available with other Victory funds to the extent that the Acquiring Funds operate under different transfer agent platforms than the Victory funds.

•New purchases of Acquiring Fund Class A shares will be subject to the Acquiring Funds' standard sales-

charge schedules, with maximum front-end sales charges of [	]% for the non-municipal First Eagle Funds
and the Diamond Hill equity Funds, and [	]% for the municipal First Eagle Funds and the Diamond Hill

fixed-income Funds. The corresponding Acquired Fund maximum front-end charges are 5.00% for First Eagle non-municipal Class A shares, 2.50% for First Eagle municipal Class A shares and Diamond Hill Short Duration Class A shares, and 3.75% for Diamond Hill Core Bond Class A shares; Diamond Hill Investor shares have no front-end charge. Actual charges depend on the purchase amount and applicable reductions and waivers. See the share-class comparisons and Exhibit D for the applicable CDSCs and other sales-charge information. No sales charge will be imposed solely as a result of the Reorganizations.

•Both the Acquired Funds that are mutual funds and the corresponding Acquiring Funds discourage frequent purchases and redemptions of fund shares (market timing).

For the Acquired and Acquiring Funds that are ETFs, individual shares are bought and sold on the secondary market at market prices through brokers. ETF shares are not available for mutual-fund exchanges. The ETF-specific purchase, redemption and trading information is described in Exhibit D.

Jurisdiction of Organization

The Acquired Funds and the Acquiring Funds are structured as open-end management investment companies. The Acquired Funds that are series of Diamond Hill Funds are organized as series of an Ohio business trust. The other Acquired Funds and the Acquiring Funds are organized as series of Delaware statutory trusts. Please see Exhibit E for a comparison of the material rights of shareholders of the Acquired Funds and shareholders of the Acquiring Funds.

Terms of Each Reorganization

The following is a summary of certain terms of the applicable Plans of Reorganization, forms of which are attached to this Proxy Statement/Prospectus as Exhibits A-1 and A-2:

•Each Reorganization is expected to be effective in the first quarter of 2027, subject to approval by Acquired

Fund shareholders and satisfaction of any other conditions to closing. However, if an approval occurs after the first quarter of 2027, the corresponding Reorganization is expected to occur as soon as is conveniently practicable, subject to satisfaction of the other conditions to closing.

•Except for First Eagle Global Real Assets Fund, as described below, on the closing date of each Reorganization, each Acquired Fund will transfer all of its assets to the corresponding Acquiring Fund and, in exchange, the corresponding Acquiring Fund will assume all the Acquired Fund’s liabilities and will issue Reorganization Shares to the Acquired Fund. The value of each Acquired Fund’s assets, as well as the number of Reorganization Shares to be issued to the Acquired Fund, will be determined in accordance with the Plan of Reorganization. The Reorganization Shares will have an aggregate net asset value on the closing date of the Reorganization equal to the value of the assets received from the Acquired Fund, less the liabilities assumed by the corresponding Acquiring Fund in the transaction. The Reorganization Shares will be distributed to Acquired Fund shareholders in proportion to their holdings of shares of the Acquired Fund, in liquidation of the Acquired Fund. As a result, shareholders of the Acquired Fund will become shareholders of the corresponding Acquiring Fund.

163

•First Eagle Global Real Assets Fund owns a security that may be restricted as to transfer due to sanctions imposed by the U.S. Department of the Treasury’s Office of Foreign Assets Control (OFAC) (the “Residual Restricted Securities”). First Eagle Global Real Assets Fund is expected to engage in alternative transaction steps that are intended to allow for the Reorganization of First Eagle Global Real Assets Fund to be completed in compliance with the sanctions. The Reorganization will be effected through a series of transaction steps designed to comply with the OFAC sanctions. As a result of these transaction steps, the sole assets of First Eagle Global Real Assets Fund will be the Residual Restricted Securities, and First Eagle Global Real Assets Fund will become a wholly-owned subsidiary of Victory First Eagle Global Real Assets Fund. First Eagle Global Real Assets Fund will elect to become a “disregarded entity” for federal tax law as of the day after the closing of the Reorganization. The Reorganization is nevertheless expected to be a “reorganization” for U.S. federal income tax purposes. You are urged to consult with your tax advisor concerning the tax consequences of the Reorganizations.

Conditions to Closing Each Reorganization

The completion of each Reorganization is subject to certain conditions described in the Plan of Reorganization, including, among other things:

•The Transaction between the First Eagle Holdings and Victory Holdings closes.

•The Acquired Fund has delivered to the corresponding Acquiring Fund a certificate executed in its name by a duly authorized officer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in the Plan of Reorganization are true and correct as of the Closing Date.

•The Acquiring Fund has delivered to the corresponding Acquired Fund a certificate executed in its name by a duly authorized officer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in the Plan of Reorganization are true and correct as of the Closing Date.

•The Acquired Fund and the corresponding Acquiring Fund will have received any opinions of counsel necessary to carry out the Reorganization.

•A registration statement on Form N-14 relating to the Reorganization will have been filed with the SEC and become effective.

•The Acquiring Funds N-1A Registration Statement will have become effective, and no stop order suspending its effectiveness will have been issued.

•The shareholders of the Acquired Fund will have approved the Plan of Reorganization by the requisite vote of a majority of the outstanding voting securities.

•The Acquired Fund and the corresponding Acquiring Fund will have received an opinion from Sidley Austin LLP substantially to the effect that the Reorganization will be a “reorganization” for U.S. federal income tax purposes, as described in more detail in the section entitled “Material U.S. Federal Income Tax Consequences of the Reorganizations.” Neither the Acquiring Fund nor the corresponding Acquired Fund may waive this condition.

Termination of the Plan of Reorganization

The Plan of Reorganization and the transactions contemplated by it may be terminated by the Acquired Trusts, on behalf of an Acquired Fund, or the Acquiring Trust, on behalf of an Acquiring Fund, at any time prior to the Closing Date of the Reorganization of such Acquired Fund or Acquiring Fund, provided that the Board of Trustees of the Acquiring Trust or the Acquired Trust, as appropriate determines, in good faith, and in a manner consistent with its fiduciary duties, that the Plan of Reorganization, and the transactions contemplated thereby, are no longer in the best interests of the shareholders of such Acquiring Fund or Acquired Fund. The Plan of Reorganization also will terminate in the event of the termination of the Transaction Agreement in accordance with its terms.

164

If the Plan of Reorganization is terminated in accordance with the above, then the termination will be without liability of any party; provided however that if the termination results from the material breach by a party of a covenant or agreement of such party contained in Plan of Reorganization, then such party responsible for the material breach will be fully liable for any and all reasonable costs and expenses (including reasonable counsel fees and disbursements) sustained or incurred by the non-breaching party.

Material U.S. Federal Income Tax Consequences of the Reorganizations

The following is a general summary of the material anticipated U.S. federal income tax consequences of the Reorganizations. The discussion is based upon the Internal Revenue Code of 1986, as amended (the “Code”), Treasury regulations, court decisions, published positions of the IRS and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or different interpretations (possibly with retroactive effect). The discussion is limited to U.S. persons that hold shares of an Acquired Fund as capital assets for U.S. federal income tax purposes. This summary does not address all of the U.S. federal income tax consequences that may be relevant to shareholders that are subject to special treatment under U.S. federal income tax laws. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of the tax aspects described below. Shareholders should consult their own tax advisers as to the U.S. federal income tax consequences of the Reorganizations, as well as the effects of state, local and non-U.S. tax laws.

With respect to each Reorganization, it is a condition of closing of the Reorganization that the Acquiring Trust, on behalf of the Acquiring Fund, and the applicable Acquired Trust, on behalf of the Acquired Fund, each shall have received an opinion of Sidley Austin LLP, [United States tax counsel to the Acquiring Trust], substantially to the effect described below. The opinion for First Eagle Global Real Assets Fund will address the alternative transaction steps discussed below. For each other Reorganization, the opinion will be substantially to the effect that, based on certain facts, assumptions and representations of the parties, for U.S. federal income tax purposes:

•(i) the transfer of all of the assets of the Acquired Fund (“Assets”) solely in exchange for the Acquiring Fund shares (including fractional shares) and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund followed by the distribution of the Acquiring Fund shares to the Acquired Fund shareholders, and (ii) the termination, dissolution and liquidation of the Acquired Fund, all pursuant to the Plan of Reorganization, will constitute a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code, and the Acquiring Fund and the Acquired Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

•no gain or loss will be recognized by the Acquiring Fund upon the receipt of the Assets of the Acquired Fund solely in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund;

•no gain or loss will be recognized by the Acquired Fund upon the transfer of the Assets of the Acquired Fund to the Acquiring Fund solely in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund or upon the distribution of the Acquiring Fund shares to the Acquired Fund shareholders followed by the complete dissolution, liquidation and termination of the Acquired Fund;

•no gain or loss will be recognized by the Acquired Fund shareholders upon the receipt of their Acquiring Fund shares pursuant to the Reorganization;

•the aggregate tax basis of Acquiring Fund shares received by each Acquired Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor by such shareholder;

•the holding period of the Acquiring Fund shares to be received by each Acquired Fund shareholder pursuant to the Reorganization will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder, provided such Acquired Fund shares are held as capital assets at the time of the Reorganization;

165

•the tax basis of the Assets acquired by the Acquiring Fund will be the same as the tax basis of such Assets to the Acquired Fund immediately before the Reorganization; and

•the holding period of the Assets in the hands of the Acquiring Fund will include the period during which those Assets were held by the Acquired Fund.

The opinions of Sidley Austin LLP relating to the Reorganizations will be based on U.S. federal income tax law in effect on the Closing Date. In rendering the opinions, Sidley Austin LLP will also rely upon certain representations of the management of the Acquiring Funds and the Acquired Funds and assume, among other things, that the Reorganizations will be consummated in accordance with the operative documents. No ruling has been or will be requested from the IRS with respect to the U.S. federal income tax consequences of the Reorganizations. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of the tax aspects described above.

First Eagle Global Real Assets Fund owns Residual Restricted Securities. First Eagle Global Real Assets Fund is expected to engage in alternative transaction steps that are intended to allow for the transfer of beneficial ownership of the Residual Restricted Securities from First Eagle Global Real Assets Fund to Victory First Eagle Global Real Assets Fund in compliance with the sanctions. The Reorganization completed under these alternative transaction steps is nevertheless expected to qualify as a “reorganization” for U.S. federal income tax purposes, but the U.S. federal income tax opinion that will be provided by Sidley Austin LLP with respect to that Reorganization will differ from the tax opinion described above.

[Assuming the applicable Reorganization qualifies as a “reorganization” for U.S. federal income tax purposes, as expected, the tax year of each Acquired Fund is expected to continue with its corresponding Acquiring Fund. As a result, no Acquired Fund is obligated to distribute its investment company taxable income (computed without regard

to the dividends-paid deduction), net tax-exempt					income	and net	realized	capital	gains (if any)	prior to the
Reorganization,	but	it	may	decide	to	make	such	a	distribution	anyway.]

Assuming the applicable Reorganization qualifies as a “reorganization” for U.S. federal income tax purposes, as expected, the applicable Acquiring Fund will succeed to the tax attributes of the corresponding Acquired Fund upon the closing of the Reorganization, including any capital loss carryovers that could have been used by the Acquired Fund to offset its future realized capital gains, if any, for federal income tax purposes. The capital loss carryovers of the Acquired Fund, if any, will be available to offset future gains recognized by the corresponding Acquiring Fund (subject to the conditions and limitations under the Code). Capital losses of the Acquired Fund may be carried forward indefinitely to offset future capital gains. However, the capital losses of an Acquiring Fund, as the successor in interest to an Acquired Fund, may be subject to or may subsequently become subject to an annual limitation as a result of ownership changes.

At any time prior to a Reorganization, a shareholder may redeem shares of an Acquired Fund that is a mutual fund or sell shares of an Acquired Fund that is an ETF on the secondary market. Any such redemption or sale is expected to be a taxable transaction to shareholders (other than shareholders in tax-deferred arrangements), with such a shareholder recognizing taxable gain or loss equal to the difference between the tax basis in its Acquired Fund shares and the amount of cash or the value of other property received.

This description of the U.S. federal income tax consequences of the Reorganizations is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisers as to the specific consequences to them of the Reorganizations in light of their individual circumstances. Because the foregoing discussion relates only to the U.S. federal income tax consequences of the Reorganizations, shareholders should also consult their tax advisers as to the state, local, foreign and non-income tax consequences, if any, of the Reorganizations.

Board Deliberations Regarding the Proposal

[ ]

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Board Recommendation and Required Vote

For each Acquired Fund, the Plan of Reorganization must be approved by the affirmative vote of a “majority of the outstanding voting securities” of each Fund, as defined in the 1940 Act. A vote of a majority of the outstanding voting securities of the Fund is defined in the 1940 Act as the affirmative vote of the lesser of (a) 67% or more of the voting securities of the Fund that are present or represented by proxy at the Meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy at the Meeting; or (b) more than 50% of the outstanding voting securities of the Fund.

If the Plan of Reorganization is not approved for an Acquired Fund, the Board of such Acquired Fund will consider what further action should be taken with respect to the Acquired Fund. The approval of the Reorganization of one Acquired Fund is not conditioned upon the approval of the Reorganization of any other Acquired Fund.

If shareholders approve the Reorganization of an Acquired Fund and the other conditions to closing are met, including closing of the Transaction, then it is anticipated that the Reorganization would be effective in the first quarter of 2027.

Agreement Between First Eagle and Victory Holdings Regarding the Reorganizations

On August 25, 2026, Victory Capital Holdings, Inc. (“Victory Holdings”) and First Eagle Holdings, Inc. (“First Eagle Holdings”) entered into an agreement (the “Transaction Agreement”) pursuant to which, upon the terms and subject to the conditions set forth therein, Victory Holdings will acquire First Eagle Holdings (the “Transaction”). First Eagle Holdings is the parent company of First Eagle Investment Management, LLC (“First Eagle Management”), which is the investment adviser to the Acquired Funds that are series of First Eagle Funds, First Eagle Completion Fund Trust and First Eagle ETF Trust. Diamond Hill Management, a subsidiary of First Eagle Management, is the investment adviser to the Acquired Funds that are series of Diamond Hill Funds. The closing of the Transaction is expected to occur in the first quarter of 2027, subject to customary closing conditions, including regulatory approvals and client consents.

[Upon the closing of the Transaction, the current portfolio management teams of the Acquired Fund Advisers are expected to become employees of Victory Capital Management Inc. (“Victory Capital”), a subsidiary of Victory Holdings and the investment adviser for the Acquiring Funds, and the respective portfolio managers of the Acquired Funds are expected to be portfolio managers of the corresponding Acquiring Funds immediately following the closing of the Transaction. The fund reorganizations detailed in the enclosed materials are being proposed as part of the plans to integrate the investment advisory businesses of First Eagle and Victory Capital in connection with the Transaction.]

The membership of the Board of the Acquiring Trust at the time of the Reorganizations is expected to be substantially similar to the membership of the Boards of the corresponding Acquired Funds.

Approval of one Reorganization is not conditioned upon the approval of any other Reorganization, but closing of each Reorganization is conditioned upon closing of the Transaction. The Transaction is subject to a “client revenue condition,” which effectively means that even if an Acquired Fund’s shareholders approve a Reorganization, it may not be sufficient to satisfy the revenue condition for the closing of the Transaction if shareholders of enough other Acquired Funds do not approve their Reorganization and/or if enough private fund or account clients of First Eagle Management do not provide their consent. If the Transaction is not closed, none of the Reorganizations will take place and the Acquired Funds will continue to operate with the applicable Acquired Fund Adviser as their investment adviser.

If the shareholders of an Acquired Fund do not approve the Reorganization but the client revenue condition and other closing conditions under the Transaction Agreement are otherwise satisfied and the parties to the Transaction proceed to close the Transaction, then the Acquired Fund’s existing investment advisory agreement with the applicable Acquired Fund Adviser will terminate by its terms and in accordance with the 1940 Act. The Transaction Agreement provides for an interim advisory agreement with Victory Capital to permit additional time to solicit shareholder approval of the Reorganizations. If shareholders of an Acquired Fund do not approve the Reorganization before the end of the permitted interim period, the Board of the applicable Acquired Fund may take any further action it deems to be in the best interest of the Acquired Fund and its shareholders, including: (1) identifying another adviser to serve as the adviser for the Acquired Fund; or (2) liquidating the Acquired Fund. [Approval of the Reorganization for a particular Acquired Fund before the end of the permitted interim period will also be deemed to constitute approval of

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a new investment advisory agreement with Victory Capital for that Acquired Fund and approval of the release to Victory Capital of the advisory fees held in escrow under the interim advisory agreement, together with any interest earned.] See "Questions and Answers—What will happen if a Reorganization is not approved?" for the interim-period and escrow provisions.

Comparison of Investment Advisers and Investment Advisory Fees

About First Eagle Investment Management, LLC

First Eagle Management, located at 1345 Avenue of the Americas, New York, New York 10105, is the investment adviser to the Acquired Funds that are series of First Eagle Funds, First Eagle Completion Fund Trust and First Eagle ETF Trust. First Eagle Management is a subsidiary of First Eagle Holdings, Inc. First Eagle Investments (the collective name for First Eagle Management and its affiliated investment businesses), an independent, privately held global asset manager, is headquartered in New York. As of September 30, 2026, First Eagle Investments had approximately $[ ] billion in assets under management.

Diamond Hill Management, located at 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215, is the investment adviser to the Acquired Funds that are series of Diamond Hill Funds. Diamond Hill Management is a wholly-owned subsidiary of First Eagle Management.

For the advisory services provided and expenses assumed by it under each Management Agreement, the applicable Acquired Fund Adviser receives an annual fee from each Acquired Fund, which is accrued daily and paid monthly (or more frequently). The table below sets forth (1) the advisory fee rate payable by each Acquired Fund under the Investment Advisory Agreement and (2) the advisory fee rate paid by each Acquired Fund during its most recent fiscal year end after advisory fee waivers. The “Management Fees” line in the expense tables above shows the contractual advisory fee before waivers, while the net advisory fee rate below reflects advisory fees actually paid. The fee waivers and expense reimbursements shown in the expense tables may also include amounts attributable to non-advisory expenses.

		Net Advisory Fee Rate Paid
	Advisory Fee Rate Under	During Most Recent Fiscal
	Management Agreement	Year (as a Percentage of
	(Calculated Daily and Paid	each Fund’s Average Net
Acquired Fund	Monthly)	Assets)
First Eagle Global Fund	0.75% of the Fund’s average	0.75%
	daily net assets
First Eagle Overseas Fund	0.75% of the Fund’s average	0.75%
	daily net assets
First Eagle U.S. Fund	0.75% of the Fund’s average	0.75%
	daily net assets
First Eagle Gold Fund	0.75% of the Fund’s average	0.75%
	daily net assets
First Eagle Global Balanced Fund	0.75% of the Fund’s average	0.75%
	daily net assets
First Eagle Rising Dividend Fund	0.50% of the Fund’s average	0.45%
	daily net assets
First Eagle Small Cap Opportunity	0.85% of the Fund’s average	0.83%
Fund	daily net assets
First Eagle U.S. Smid Cap Opportunity	0.75% of the Fund’s average	0.25%
Fund	daily net assets
First Eagle Global Real Assets Fund	0.65% of the Fund’s average	0.00%
	daily net assets
First Eagle High Yield Municipal Fund	0.45% of the Fund’s average	0.45%
	daily net assets
First Eagle Short Duration High Yield	0.45% of the Fund’s average	0.42%
Municipal Fund	daily net assets
First Eagle Core Plus Municipal Fund	0.40% of the Fund’s average	N/A(2)
	daily net assets
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		Net Advisory Fee Rate Paid
	Advisory Fee Rate Under	During Most Recent Fiscal
	Management Agreement	Year (as a Percentage of
	(Calculated Daily and Paid	each Fund’s Average Net
Acquired Fund	Monthly)	Assets)
First Eagle High Yield Municipal	0.00%(1)	0.00%(1)
Completion Fund
Diamond Hill Small Cap Fund	0.80% of the Fund’s average	0.80%
	daily net assets
Diamond Hill Small-Mid Cap Fund	0.75% of the Fund’s average	0.75%
	daily net assets
Diamond Hill Mid Cap Fund	0.60% of the Fund’s average	0.60%
	daily net assets
Diamond Hill Large Cap Fund	0.50% of the Fund’s average	0.50%
	daily net assets
Diamond Hill Select Fund	0.70% of the Fund’s average	0.70%
	daily net assets
Diamond Hill Long-Short Fund	0.90% of the Fund’s average	0.90%
	daily net assets
Diamond Hill Short Duration Income	0.35% of the Fund’s average	0.35%
Fund	daily net assets
Diamond Hill Core Bond Fund	0.30% of the Fund’s average	0.30%
	daily net assets
Diamond Hill Core Plus Bond Fund	0.40% of the Fund’s average	0.40%
	daily net assets
First Eagle Mid Cap Equity ETF	0.75% of the Fund’s average	N/A(3)
	daily net assets
First Eagle US Equity ETF	0.79% of the Fund’s average	N/A(3)
	daily net assets
First Eagle Small Cap Equity ETF	0.85% of the Fund’s average	N/A(3)
	daily net assets
First Eagle Core Municipal ETF	0.40% of the Fund’s average	N/A(3)
	daily net assets
Diamond Hill Large Cap Concentrated	0.50% of the Fund’s average	0.50%
ETF	daily net assets

_______________

(1)The First Eagle High Yield Municipal Completion Fund pays no direct management fee to First Eagle Management under its advisory agreement. Investors generally incur management fees through the separately managed account associated with their investment.

(2)The First Eagle Core Plus Municipal Fund commenced investment operations after October 31, 2025 and therefore did not pay an advisory fee during the most recent fiscal year.

(3)The First Eagle ETFs commenced operations in 2026 and therefore did not pay advisory fees during the fiscal year ended October 31, 2025. The Diamond Hill Large Cap Concentrated ETF historical rate includes its predecessor mutual fund before September 26, 2025.

A discussion regarding the basis for the applicable Acquired Trust Board's approval of the advisory agreements is available in the Acquired Funds' reports filed on Form N-CSR for the applicable fiscal period.

About Victory Capital Management Inc.

Victory Capital will serve as the investment adviser to each of the Acquiring Funds. Victory Capital is a New York corporation registered as an investment adviser under the Investment Advisers Act of 1940. Victory Capital will oversee the operations of each Acquiring Fund according to investment policies and procedures adopted by the Board of Trustees of the Acquiring Trust. As of September 30, 2026, Victory Capital managed or advised assets totaling $[ ] billion for individual and institutional clients. Victory Capital’s principal address is 15935 La Cantera Parkway, San Antonio, Texas 78256.

Under its management agreement with the Acquiring Trust on behalf of the Acquiring Funds, Victory Capital will regularly provide investment advice to each of the Acquiring Funds and continuously supervise the investment and

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reinvestment of cash, securities and other property composing the assets of each Acquiring Fund. For the advisory services it provides, the Acquiring Funds will pay Victory Capital an advisory fee, accrued daily and payable monthly at the annual rates set forth in the table below with respect to the Acquiring Funds:

Advisory Fee Rate Under Management Agreement
Acquiring Fund	(Calculated Daily and Paid Monthly)
Victory First Eagle Global Fund	0.75% of the Fund’s average daily net assets
Victory First Eagle Overseas Fund	0.75% of the Fund’s average daily net assets
Victory First Eagle U.S. Fund	0.75% of the Fund’s average daily net assets
Victory First Eagle Gold Fund	0.75% of the Fund’s average daily net assets
Victory First Eagle Global Balanced Fund	0.75% of the Fund’s average daily net assets
Victory First Eagle Rising Dividend Fund	0.50% of the Fund’s average daily net assets
Victory First Eagle Small Cap Opportunity Fund	0.85% of the Fund’s average daily net assets
Victory First Eagle U.S. Smid Cap Opportunity	0.75% of the Fund’s average daily net assets
Fund
Victory First Eagle Global Real Assets Fund	0.65% of the Fund’s average daily net assets
Victory First Eagle High Yield Municipal Fund	0.45% of the Fund’s average daily net assets
Victory First Eagle Short Duration High Yield	0.45% of the Fund’s average daily net assets
Municipal Fund
Victory First Eagle Core Plus Municipal Fund	0.40% of the Fund’s average daily net assets
Victory First Eagle High Yield Municipal	0.00%(1)
Completion Fund
Victory Diamond Hill Small Cap Fund	0.80% of the Fund’s average daily net assets
Victory Diamond Hill Small-Mid Cap Fund	0.75% of the Fund’s average daily net assets
Victory Diamond Hill Mid Cap Fund	0.60% of the Fund’s average daily net assets
Victory Diamond Hill Large Cap Fund	0.50% of the Fund’s average daily net assets
Victory Diamond Hill Select Fund	0.70% of the Fund’s average daily net assets
Victory Diamond Hill Long-Short Fund	0.90% of the Fund’s average daily net assets
Victory Diamond Hill Short Duration Income	0.35% of the Fund’s average daily net assets
Fund
Victory Diamond Hill Core Bond Fund	0.30% of the Fund’s average daily net assets
Victory Diamond Hill Core Plus Bond Fund	0.40% of the Fund’s average daily net assets
Victory First Eagle Mid Cap Equity ETF	0.75% of the Fund’s average daily net assets
Victory First Eagle US Equity ETF	0.79% of the Fund’s average daily net assets
Victory First Eagle Small Cap Equity ETF	0.85% of the Fund’s average daily net assets
Victory First Eagle Core Municipal ETF	0.40% of the Fund’s average daily net assets
Victory Diamond Hill Large Cap Concentrated	0.50% of the Fund’s average daily net assets
ETF
_______________

(1)The Victory First Eagle High Yield Municipal Completion Fund will not pay a direct management fee to Victory Capital. However, investors generally will continue to incur management fees through the separately managed account associated with their investment.

[Pursuant to the Victory Expense Limitation Agreement with the Acquiring Funds, for at least two years following the closing of the Reorganizations, Victory Capital has contractually agreed to waive fees or reimburse certain expenses of each class of shares of each Acquiring Fund to the extent necessary to maintain the total net annual operating expenses of such class (excluding certain items, including interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary expenses not incurred in the ordinary course of such Fund’s business, and other expenditures that are capitalized in accordance with generally accepted accounting principles, if any) at a level that will be no higher than the current contractual expense limitation applicable to the corresponding class or shares of the Acquired Fund or, if there is no such contractual expense limitation, the expense ratio based on the expenses of that class or those shares for the most recent fiscal year. See “Comparison of Current and Pro Forma Expenses” in each Acquired Fund’s proposal for more details on Victory Capital’s Expense Limitation Agreement.]

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[A discussion regarding the basis for the Acquiring Trust Board’s approval of the investment advisory agreement for each of the Acquiring Funds will be available in each Acquiring Fund’s next report filed on Form N-CSR following the close of the Reorganizations.]

Comparison of Investment Advisory Agreements

The primary provisions of the Acquiring Funds' advisory agreement (the "New Advisory Agreement") are expected to be substantially similar to the corresponding provisions of the Acquired Funds' applicable existing advisory agreements (the "Existing Advisory Agreements"), with differences that are generally non-substantive or non- material. The New Advisory Agreement reflects the substitution of Victory Capital as investment adviser and the other differences described below. The following comparison distinguishes, where relevant, the Existing Advisory Agreement for First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Fund and First Eagle Gold Fund (the "First Eagle Agreement A"), the agreements for the other First Eagle mutual funds and ETFs (the "First Eagle Agreement B"), and the agreement for the Diamond Hill Funds (the "Diamond Hill Agreement").

There will be no change in the schedule of fees payable for investment advisory services, and no material change is expected in the level of advisory services provided. The New Advisory Agreement and the applicable Existing Advisory Agreements contain generally similar provisions regarding investment management responsibilities, brokerage, limitation of liability, term and continuance. Certain differences between the agreements, including the following, may be considered material.

Advisory Services and Responsibilities. Both the New Advisory Agreement and the Existing Advisory Agreements provide for ongoing investment management and supervision, subject to Board oversight. The New Advisory Agreement expressly authorizes Victory Capital to execute portfolio transactions without prior consultation with the Fund and requires Victory Capital to make recommendations to the Board concerning Fund policies and to implement policies adopted by the Board. The Existing Advisory Agreements provide broad investment management authority but do not expressly contain these provisions.

Affiliated Personnel; Sub-Advisers. The New Advisory Agreement expressly permits Victory Capital to perform its duties through qualified personnel of affiliated companies under its supervision and responsibility and to retain sub- advisers. The Existing Advisory Agreements for the First Eagle ETFs expressly address sub-advisers, while the First Eagle Agreement A, First Eagle Agreement B for the mutual funds and Diamond Hill Agreement do not contain corresponding express sub-adviser provisions.

Limitation of Liability and Indemnification. The New Advisory Agreement and the Existing Advisory Agreements generally limit the liability of the adviser, subject to exceptions for willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties. The New Advisory Agreement extends the limitation to related persons of the adviser. The First Eagle Agreement A and the First Eagle Agreement B do not expressly extend their limitations to related persons, but the Diamond Hill Agreement does. The New Advisory Agreement also expressly addresses liability arising from a breach of fiduciary duty with respect to compensation. Neither the New Advisory Agreement nor these Existing Advisory Agreements provides for indemnification of the investment adviser.

Portfolio Transactions and Brokerage. The New Advisory Agreement permits Victory Capital to consider its overall responsibilities to its various discretionary accounts when considering brokerage and research services and provides for aggregation of portfolio transactions, Board reporting on overall brokerage commissions and their reasonableness, and affiliated broker-dealer transactions under Section 11(a) of the Securities Exchange Act of 1934. The First Eagle Agreement A states that only research services benefiting the Funds will be considered unless otherwise authorized by the Board.

Governing Law and Forum. The New Advisory Agreement is governed by Delaware law and provides for exclusive jurisdiction in the federal and state courts located in Delaware. The Existing Advisory Agreements for the First Eagle Funds are governed by New York law, while the Diamond Hill Agreement is governed by Ohio law. The Existing Advisory Agreements do not contain corresponding exclusive jurisdiction or venue provisions.

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Manager-of-Managers Structure —Acquiring Funds

Victory Capital (among other parties, including any other existing or future registered open-end management investment company or series thereof, such as the Acquiring Trust and the Acquiring Funds) received an exemptive order from the SEC (ICA Release No.: 33,387 Mar. 5, 2019) that permits Victory Capital, subject to the approval of the Acquiring Trust Board, to appoint or replace certain sub-advisers to manage all or a portion of an Acquiring Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain sub-advisers without obtaining shareholder approval (the “Victory order”). Under the terms of the Victory order, the manager-of-managers structure applies to either sub-advisers that are not affiliated with the Acquiring Funds or Victory Capital or that are wholly- owned affiliates of Victory Capital.

Pursuant to the Victory order, Victory Capital, with the approval of the Acquiring Trust Board, would have the discretion to terminate any sub-adviser and allocate and reallocate an Acquiring Fund’s assets among Victory Capital and any other non-affiliated sub-advisers. Victory Capital, subject to oversight and supervision by the Acquiring Trust Board, has responsibility to oversee any sub-adviser to an Acquiring Fund and to recommend, for approval by the Acquiring Trust Board, the hiring, termination and replacement of sub-advisers for an Acquiring Fund. In evaluating aprospective sub-adviser, Victory Capital would consider, among other things, the proposed sub-adviser’s experience, investment philosophy and historical performance. Victory Capital would remain ultimately responsible for supervising, monitoring and evaluating the performance of any sub-adviser retained to manage an Acquiring Fund. In the event that Victory Capital hires a new sub-adviser pursuant to the multi-manager structure, shareholders will be provided information about the new sub-adviser and sub-advisory agreement within the time and in the manner required by the Victory order.

Use of the manager-of-managers structure would not diminish Victory Capital’s responsibilities to the Acquiring Funds under an advisory agreement. Victory Capital would continue to have overall responsibility, subject to oversight by the Acquiring Trust Board, to oversee the sub-advisers and recommend their hiring, termination and replacement. Specifically, Victory Capital would, subject to the review and approval of the Acquiring Trust Board: (a) set an Acquiring Fund’s overall investment strategy; (b) evaluate, select and recommend sub-advisers to manage all or a portion of an Acquiring Fund’s assets; and (c) implement procedures reasonably designed to ensure that each sub- adviser complies with the Acquiring Fund’s investment goal, policies and restrictions. Subject to the review by the Acquiring Trust Board, Victory Capital would: (a) when appropriate, allocate and reallocate the Acquiring Funds’ assets among multiple sub-advisers; and (b) monitor and evaluate the performance of the sub-advisers. Replacement of Victory Capital or the imposition of material changes to the Advisory Agreement would continue to require prior shareholder approval.

[Before an Acquiring Fund relies on the Victory order, the required approval of the manager-of-managers structure and all other applicable conditions of the order must be satisfied.]

First Eagle Management and First Eagle ETF Trust have obtained an exemptive order from the SEC (Investment Company Act Release No. 35969, February 23, 2026) that, subject to its applicable conditions, permits First Eagle Management to hire and terminate a subadviser that is not affiliated with First Eagle Management without shareholder approval. Except for First Eagle US Equity ETF, First Eagle Mid Cap Equity ETF and First Eagle Small Cap Equity ETF, none of those Acquired Funds currently employ a subadviser or rely on the manager-of-managers exemptive relief. Only certain of the Acquired Funds currently include disclosure in their prospectuses relating to the First Eagle Management exemptive order.

Comparison of Other Principal Service Providers

The following table lists the principal service providers for the Acquired Funds and those expected to serve the Acquiring Funds following the closing of the Reorganizations.

First Eagle Management receives reimbursement of its costs for internal administrative, accounting, operations, compliance and related services to the Acquired Funds that are series of First Eagle Funds, other than First Eagle Global Balanced Fund. Reimbursement is limited to an annual rate of 0.05% of each Fund’s average daily net assets. First Eagle Global Balanced Fund instead pays a fixed administration fee at an annual rate of 0.05% of its average daily net assets, rather than reimbursing actual costs subject to that ceiling. Both arrangements are separate from the

172

advisory fee, and these internal-service charges are in addition to the costs of third-party administration, custody, fund accounting, transfer agency and other middle- and back-office services.

First Eagle High Yield Municipal Completion Fund has a different expense arrangement. It pays no management fee, and First Eagle Management contractually assumes the Fund’s “Other Expenses,” except interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses, for so long as it serves as adviser under the advisory agreement. Accordingly, the internal-cost reimbursement arrangements described above do not describe the Fund’s overall expense burden; covered expenses are subject to that contractual assumption.

Diamond Hill Management receives a fixed, asset-based administration fee from each Acquired Diamond Hill mutual fund for administrative, fund accounting, transfer agency and supervisory services. Annual rates range from 0.05% to 0.22% of average daily net assets, depending on share class. Under this bundled arrangement, Diamond Hill Management pays the operating expenses it assumes, including the costs of delegated services, rather than obtaining reimbursement of each actual internal cost. The Funds separately bear advisory and custody fees, portfolio brokerage charges, taxes, borrowing costs (including dividends on securities sold short), shareholder-meeting and proxy costs, extraordinary or non-recurring expenses and applicable distribution fees.

Diamond Hill Large Cap Concentrated ETF pays Diamond Hill Management a separate fixed administration fee at an annual rate of 0.05% of average daily net assets for administrative, fund accounting and supervisory services. Diamond Hill Management assumes operating expenses other than those reserved to the ETF, including advisory fees, custody fees, brokerage charges, taxes, borrowing costs, shareholder-meeting and proxy expenses and extraordinary or non- recurring expenses. The ETF’s transfer agency services are provided by State Street, rather than under the Diamond Hill mutual funds’ transfer agency arrangement.

[The expenses covered by the corresponding Acquiring Funds’ administration arrangements are [●]. The treatment of covered expenses for Victory First Eagle High Yield Municipal Completion Fund is [●]. These arrangements must be read together with the applicable expense limitation agreements and the current and pro forma expense tables above.]

SERVICE PROVIDERS

Acquired Funds that are series of
Service Provider	First Eagle Funds or First Eagle	Corresponding Acquiring Funds
Completion Fund Trust
	FEF Distributors, LLC	Victory Capital Services, Inc.
Distributor	1345 Avenue of the Americas	4900 Tiedeman Road, 4th Floor
	New York, New York 10105(1)	Brooklyn, Ohio 44144(1)
	First Eagle Investment Management,	Victory Capital Management Inc.
LLC
Administrator/Fund Accountant		15935 La Cantera Parkway
1345 Avenue of the Americas
San Antonio, Texas 78256
New York, New York 10105

Sub-Administrator/Sub-Fund	JPMorgan Chase Bank, N.A.	JPMorgan Chase Bank, N.A.
	70 Fargo Street	70 Fargo Street
Accountant
	Boston, Massachusetts 02210	Boston, Massachusetts 02210

	JPMorgan Chase Bank, N.A.	JPMorgan Chase Bank, N.A.
Custodian	4 Chase Metrotech Center, Floor 16	4 Chase Metrotech Center, Floor 16
	Brooklyn, New York 11245	Brooklyn, New York 11245
	SS&C GIDS, Inc.	SS&C GIDS, Inc.
Transfer Agent	801 Pennsylvania Avenue, Suite	801 Pennsylvania Avenue, Suite
	219324	219324

	Kansas City, Missouri 64105-1307	Kansas City, Missouri 64105-1307
Independent Registered Public	[ ]	[ ]
Accounting Firm

Acquired Funds that are mutual
Service Provider	funds and series of Diamond Hill	Corresponding Acquiring Funds
Funds
Administrator	Diamond Hill Capital Management,	Victory Capital Management Inc.
LLC

Distributor	Foreside Financial Services, LLC	Victory Capital Services, Inc.

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Acquired Funds that are mutual
Service Provider	funds and series of Diamond Hill	Corresponding Acquiring Funds
Funds
Custodian	State Street Bank and Trust Company	State Street Bank and Trust Company
	Diamond Hill Capital Management,	Diamond Hill Capital Management,
Fund Accountant	LLC; Ultimus Fund Solutions, LLC as	LLC; Ultimus Fund Solutions, LLC as
	sub-fund accounting agent	sub-fund accounting agent
	Diamond Hill Capital Management,	Diamond Hill Capital Management,
Transfer Agent	LLC; Ultimus Fund Solutions, LLC as	LLC; Ultimus Fund Solutions, LLC as
	sub-transfer agent	sub-transfer agent
Independent Registered Public	[ ]	[ ]
Accounting Firm

Service Provider	Acquired Funds that are series of	Corresponding Acquiring Funds
First Eagle ETF Trust

Victory Capital Management Inc.;
Administrator / Sub-Administrator	JPMorgan Chase Bank, N.A.	JPMorgan Chase Bank, N.A. as sub-
administrator
Distributor	Quasar Distributors, LLC	Victory Capital Services, Inc.
Custodian	JPMorgan Chase Bank, N.A.	JPMorgan Chase Bank, N.A.
Fund Accountant	JPMorgan Chase Bank, N.A.	JPMorgan Chase Bank, N.A.
Transfer Agent	JPMorgan Chase Bank, N.A.	JPMorgan Chase Bank, N.A.
Independent Registered Public	[ ]	[ ]
Accounting Firm

Service Provider	Diamond Hill Large Cap	Corresponding Acquiring Funds
Concentrated ETF

Administrator	Diamond Hill Capital Management,	Victory Capital Management Inc.
LLC

Distributor	Foreside Financial Services, LLC	Victory Capital Services, Inc.
Custodian	State Street Bank and Trust Company	State Street Bank and Trust Company
	Diamond Hill Capital Management,	Diamond Hill Capital Management,
Fund Accountant	LLC; Ultimus Fund Solutions, LLC as	LLC; Ultimus Fund Solutions, LLC as
	sub-fund accounting agent	sub-fund accounting agent
Transfer Agent	State Street Bank and Trust Company	State Street Bank and Trust Company
Independent Registered Public	[ ]	[ ]
Accounting Firm

_______________

(1)Registered broker-dealer and member of FINRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PROXY VOTING AND SHAREHOLDER MEETING INFORMATION

Voting. Shareholders of record of each Acquired Fund on [●], 2027 (the “Record Date”) are entitled to vote at the Meeting. For each Acquired Fund that is a series of First Eagle Funds, First Eagle Completion Fund Trust or First Eagle ETF Trust, each shareholder is entitled to one vote for each dollar of net asset value of shares held, with proportionate fractional votes for fractional dollars. [For each Acquired Fund that is a series of Diamond Hill Funds, each shareholder is entitled to one vote for each full share held, with proportionate fractional votes for fractional shares.] All classes of an Acquired Fund will vote together on that Fund’s Reorganization. The shares outstanding and corresponding voting power as of the Record Date are set forth below.

[●]

174
Shareholder Approval. Assuming a quorum is present, each proposal will be approved by the affirmative “vote of a majority of the outstanding voting securities” of each Acquired Fund, as such phrase is defined in the 1940 Act. The “vote of a majority of the outstanding voting securities” means: the affirmative vote of the lesser of (i) 67% or more of the outstanding voting securities present at the meeting if more than 50% of the outstanding voting securities are present in person or by proxy or (ii) more than 50% of the outstanding voting securities.

Shareholder Instructions. The giving of a proxy will not affect a shareholder’s right to vote in person should the shareholder decide to attend the Meeting. To vote proxies or submit voting instructions by mail, please mark, sign, date, and return all of the enclosed proxy card(s) and/or voting instruction card(s), as applicable, following the instructions printed on the card. You may also record your vote via the Internet or telephone. To use the Internet, please access the Internet address listed on your proxy card and/or voting instruction card and follow the instructions on the website. To record your vote via automated telephone service, call the toll-free number listed on your proxy card and/or voting instruction card.

As the Meeting date approaches, certain shareholders may receive a telephone call from a representative of [●], if their proxy card(s) and/or voting instruction card(s) have not yet been received. Proxy cards and voting instruction cards that are obtained telephonically will be recorded in accordance with the procedures described below.

In all cases where a telephonic proxy or voting instruction is solicited, the [●] representative is required to ask for each shareholder’s full name and address, or the zip code, and to confirm that the shareholder has received this Proxy Statement/Prospectus in the mail. If the shareholder is a corporation or other entity, the [●] representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to [●], then the [●] representative has the responsibility to explain the process, read the proposals, as applicable, listed on the proxy card or voting instruction card and ask for the shareholder’s instructions on the proposals, as applicable. Although the [●] representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in this Proxy Statement/Prospectus. [●] will record the shareholder’s instructions on the applicable card.

Manner of Voting Proxies; Quorum. Votes cast by proxy or in person at the Meeting will be counted by one or more persons appointed by the Acquired Trusts to act as inspectors of election for the Meeting. The inspectors of election will count the total number of votes cast “for” approval of the proposals for purposes of determining whether sufficient affirmative votes have been cast. In determining whether a quorum is present, the inspectors of election will count shares represented by proxies that reflect abstentions, “broker non-votes,” and the withholding of authority to vote as shares that are present and entitled to vote. For purposes of each proposal, abstentions and “broker non- votes” will have the same effect as a vote against the proposal.

“Broker non-votes” are, with respect to a proposal, shares held by brokers or nominees as to which (i) the broker or nominee does not have discretionary voting power and (ii) the broker or nominee has not received instructions from the beneficial owner or other person who is entitled to instruct how the shares will be voted, but for which a broker or nominee returns the proxy card and/or voting instruction card. A broker-dealer that is a member of the New York Stock Exchange and that has not received instructions from a customer or client prior to the date specified in the broker-dealer firm’s request for voting instructions may not vote such customer’s or client’s shares with respect to non-routine proposals, including the Proposal. Accordingly, broker non-votes are not expected with respect to the Proposal.

For each Acquired Fund, holders representing one-third (33 1/3%) of the voting power entitled to vote on a matter shall constitute a quorum for the transaction of business on that matter at a meeting of shareholders. If a beneficial owner does not provide voting instructions to its broker, the broker is not permitted to give a proxy with respect to such beneficial owner’s shares and, accordingly, such shares will not count as present for quorum purposes or for purposes of Section 2(a)(42) of the 1940 Act.

Shareholder Proxies. If a shareholder properly authorizes its proxy by Internet or telephone, or by executing and returning the enclosed proxy card by mail, and the proxy is not subsequently revoked, the shareholder’s vote will be cast at the Meeting. If a shareholder gives instructions, the shareholder’s vote will be cast in accordance with your instructions. If a shareholder returns a signed proxy card without instructions, the shareholder’s vote will be cast in favor of each proposal for which the shareholder is entitled to vote. Your votes will be cast in the discretion of the

175

proxy holders on any other matter that may properly come before the Meeting, including, but not limited to, proposing the adjournment of the Meeting with respect to one or more proposals in the event that sufficient votes in favor of any proposal are not received.

If you intend to vote in person at the Meeting, please call [●] to obtain important information regarding your attendance at the Meeting, including directions.

Revoking a Shareholder’s Proxy. Shareholders may revoke their voting instructions by submitting a subsequent voting instruction card before the Meeting, by telephone or via the Internet before the Meeting, by timely written notice, or by attending and providing voting instructions at the Meeting.

Simultaneous Meetings. The meeting for each Acquired Fund will be held simultaneously with the meeting for each other Acquired Fund, with each proposal being voted on separately by the shareholders of the relevant Acquired Fund. If any shareholder objects to the holding of simultaneous meetings, the shareholder may move for an adjournment of his or her Acquired Fund’s meeting to a time after the Meeting so that a meeting for that Acquired Fund may be held separately. If a shareholder makes this motion, the persons named as proxies will take into consideration the reasons for the objection in deciding whether to vote in favor of the adjournment, and may vote for or against the adjournment in their discretion.

Solicitation of Proxies. The Board of each Acquired Fund is asking for your voting instructions and for you to provide your voting instructions as promptly as possible. Victory Capital and First Eagle have retained, at their expense, [●] to assist in printing and mailing the Proxy Statement/Prospectus materials and the solicitation of proxies, for which they expect to pay proxy solicitation fees and additional out-of-pocket expenses of approximately $[●].

Shareholder Proposals. The Acquired Funds do not hold annual meetings of shareholders. Shareholders who wish to make a proposal not involving the nomination of a person for election as a trustee at an Acquired Fund’s next meeting that may be included in the Acquired Fund’s proxy materials must notify the relevant Acquired Fund a reasonable amount of time before the Acquired Fund begins to print and mail its proxy materials. The fact that an Acquired Fund receives such a shareholder proposal in a timely manner does not ensure inclusion of the proposal in the proxy materials, because there are other requirements in the proxy rules and the Acquired Fund’s bylaws relating to such inclusion.

Dissenters’ Right of Appraisal. Shareholders of the Acquired Funds do not have appraisal or dissenters’ rights under the organizational documents of the Acquired Funds.

Other Business. The Boards of the Acquired Funds do not know of any matters to be presented at the Meeting other than the Reorganizations. However, if any other matters properly come before the Meeting, it is the intention of the Board of each of the Acquired Trusts that proxies which do not contain specific restrictions to the contrary will be voted on such other matters in accordance with the judgment of the persons named as proxies in the enclosed proxy card and/or voting card instruction.

Adjournment. If the quorum required for the Meeting has not been met for any Acquired Fund, the persons named as proxies may propose adjournment of the Meeting and vote all shares that they are entitled to vote in favor of such adjournment. If the quorum required for the Meeting has been met, but sufficient votes in favor of one or more proposals are not received by the time scheduled for the Meeting, then the persons named as proxies may move for one or more adjournments of the Meeting as to one or more proposals to allow further solicitation of shareholders. For each Acquired Fund, the Meeting may be adjourned, whether or not a quorum is present, by the vote of a majority of the shares present in person or represented by proxy at the Meeting. The persons named as proxies will vote in favor of adjournment with respect to a proposal those shares they are entitled to vote in favor of such proposal. They will vote against any such adjournment those shares they are required to vote against such proposal. The costs of any additional solicitation and of any adjourned Meeting will be borne in the same manner as the other expenses associated with the proposals described herein.

176

CAPITALIZATION AND OWNERSHIP OF FUND SHARES

Capitalization of Acquired Funds and Acquiring Funds

Each Acquiring Fund will be the successor to the accounting and performance information of the corresponding Acquired Fund after consummation of the Reorganizations. Only pro forma capitalization information is shown for the Acquiring Funds because the Acquiring Funds will not commence investment operations until the completion of the Reorganizations. The following tables show the capitalization as of [●], 2027 for each Acquired Fund and, with respect to each Acquiring Fund, on a pro forma basis, assuming the Reorganizations had taken place as of that date and that the Fund’s assets were valued based upon the Acquiring Fund’s valuation procedures. The valuation procedures of the Acquired Funds and the Acquiring Funds are substantially the same.

Current and Pro Forma Capitalization of each Acquired Fund and each Acquiring Fund

Fund	Net assets	Net asset value	Shares

		per share	outstanding
(rounded to the
nearest share)*
First Eagle Global Fund (Current) (Acquired Fund)
Class A merging into Acquiring Fund Class A

Class C merging into Acquiring Fund Class C

Class I merging into Acquiring Fund Class Y

Class R6 merging into Acquiring Fund Class R6

Total
Victory First Eagle Global Fund (Pro Forma) (Acquiring Fund)
Class A

Class C

Class Y

Class R6

Total

177

Fund	Net assets	Net asset value	Shares

		per share	outstanding
(rounded to the
nearest share)*
First Eagle Overseas Fund (Current) (Acquired Fund)
Class A merging into Acquiring Fund Class A

Class C merging into Acquiring Fund Class C

Class I merging into Acquiring Fund Class Y

Class R6 merging into Acquiring Fund Class R6

Total
Victory First Eagle Overseas Fund (Pro Forma) (Acquiring Fund)
Class A

Class C

Class Y

Class R6

Total

Fund	Net assets	Net asset value	Shares
		per share	outstanding
(rounded to the
nearest share)*
First Eagle U.S. Fund (Current) (Acquired Fund)
Class A merging into Acquiring Fund Class A

Class C merging into Acquiring Fund Class C

Class I merging into Acquiring Fund Class Y

Class R6 merging into Acquiring Fund Class R6

Total
Victory First Eagle U.S. Fund (Pro Forma) (Acquiring Fund)
Class A

Class C

Class Y

Class R6

Total

178

Fund	Net assets	Net asset value	Shares

		per share	outstanding
(rounded to the
nearest share)*
First Eagle Gold Fund (Current) (Acquired Fund)
Class A merging into Acquiring Fund Class A

Class C merging into Acquiring Fund Class C

Class I merging into Acquiring Fund Class Y

Class R6 merging into Acquiring Fund Class R6

Total
Victory First Eagle Gold Fund (Pro Forma) (Acquiring Fund)
Class A

Class C

Class Y

Class R6

Total

Fund	Net assets	Net asset value	Shares
		per share	outstanding
(rounded to the
nearest share)*
First Eagle Global Balanced Fund (Current) (Acquired Fund)
Class A merging into Acquiring Fund Class A

Class C merging into Acquiring Fund Class C

Class I merging into Acquiring Fund Class Y

Class R6 merging into Acquiring Fund Class R6

Total
Victory First Eagle Global Balanced Fund (Pro Forma) (Acquiring Fund)
Class A

Class C

Class Y

Class R6

Total

179

Fund	Net assets	Net asset value	Shares

		per share	outstanding
(rounded to the
nearest share)*
First Eagle Rising Dividend Fund (Current) (Acquired Fund)
Class A merging into Acquiring Fund Class A

Class C merging into Acquiring Fund Class C

Class I merging into Acquiring Fund Class Y

Class R6 merging into Acquiring Fund Class R6

Total
Victory First Eagle Rising Dividend Fund (Pro Forma) (Acquiring Fund)
Class A

Class C

Class Y

Class R6

Total

Fund	Net assets	Net asset value	Shares
		per share	outstanding
(rounded to the
nearest share)*
First Eagle Small Cap Opportunity Fund (Current) (Acquired Fund)
Class A merging into Acquiring Fund Class A

Class C merging into Acquiring Fund Class C

Class I merging into Acquiring Fund Class Y

Class R6 merging into Acquiring Fund Class R6

Total
Victory First Eagle Small Cap Opportunity Fund (Pro Forma) (Acquiring Fund)
Class A

Class C

Class Y

Class R6

Total

180

Fund	Net assets	Net asset value	Shares

		per share	outstanding
(rounded to the
nearest share)*
First Eagle U.S. Smid Cap Opportunity Fund (Current) (Acquired Fund)
Class A merging into Acquiring Fund Class A

Class I merging into Acquiring Fund Class Y

Class R6 merging into Acquiring Fund Class R6

Total
Victory First Eagle U.S. Smid Cap Opportunity Fund (Pro Forma) (Acquiring Fund)
Class A

Class Y

Class R6

Total

Fund	Net assets	Net asset value	Shares
		per share	outstanding
(rounded to the
nearest share)*
First Eagle Global Real Assets Fund (Current) (Acquired Fund)
Class A merging into Acquiring Fund Class A

Class I merging into Acquiring Fund Class Y

Class R6 merging into Acquiring Fund Class R6

Total
Victory First Eagle Global Real Assets Fund (Pro Forma) (Acquiring Fund)
Class A

Class Y

Class R6

Total

181

Fund	Net assets	Net asset value	Shares

		per share	outstanding
(rounded to the
nearest share)*
First Eagle High Yield Municipal Fund (Current) (Acquired Fund)
Class A merging into Acquiring Fund Class A

Class C merging into Acquiring Fund Class C

Class I merging into Acquiring Fund Class Y

Class R6 merging into Acquiring Fund Class R6

Total
Victory First Eagle High Yield Municipal Fund (Pro Forma) (Acquiring Fund)
Class A

Class C

Class Y

Class R6

Total

Fund	Net assets	Net asset value	Shares
		per share	outstanding
(rounded to the
nearest share)*
First Eagle Short Duration High Yield Municipal Fund (Current) (Acquired Fund)
Class A merging into Acquiring Fund Class A

Class C merging into Acquiring Fund Class C

Class I merging into Acquiring Fund Class Y

Class R6 merging into Acquiring Fund Class R6

Total
Victory First Eagle Short Duration High Yield Municipal Fund (Pro Forma) (Acquiring Fund)
Class A

Class C

Class Y

Class R6

Total

182

Fund	Net assets	Net asset value	Shares

		per share	outstanding
(rounded to the
nearest share)*
First Eagle Core Plus Municipal Fund (Current) (Acquired Fund)
Class A merging into Acquiring Fund Class A

Class C merging into Acquiring Fund Class C

Class I merging into Acquiring Fund Class Y

Class R6 merging into Acquiring Fund Class R6

Total
Victory First Eagle Core Plus Municipal Fund (Pro Forma) (Acquiring Fund)
Class A

Class C

Class Y

Class R6

Total

Fund	Net assets	Net asset value	Shares
		per share	outstanding
(rounded to the
nearest share)*
First Eagle High Yield Municipal Completion Fund (Current) (Acquired Fund)
Shares not designated by class merging into corresponding
Acquiring Fund shares
Total
Victory First Eagle High Yield Municipal Completion Fund (Pro Forma) (Acquiring Fund)
Shares not designated by class

Total

183

Fund	Net assets	Net asset value	Shares

		per share	outstanding
(rounded to the
nearest share)*
Diamond Hill Small Cap Fund (Current) (Acquired Fund)
Investor merging into Acquiring Fund Class A

Class I merging into Acquiring Fund Class Y

Class Y merging into Acquiring Fund Class R6

Total
Victory Diamond Hill Small Cap Fund (Pro Forma) (Acquiring Fund)
Class A

Class Y

Class R6

Total

Fund	Net assets	Net asset value	Shares
		per share	outstanding
(rounded to the
nearest share)*
Diamond Hill Small-Mid Cap Fund (Current) (Acquired Fund)
Investor merging into Acquiring Fund Class A

Class I merging into Acquiring Fund Class Y

Class Y merging into Acquiring Fund Class R6

Total
Victory Diamond Hill Small-Mid Cap Fund (Pro Forma) (Acquiring Fund)
Class A

Class Y

Class R6

Total

184

Fund	Net assets	Net asset value	Shares

		per share	outstanding
(rounded to the
nearest share)*
Diamond Hill Mid Cap Fund (Current) (Acquired Fund)
Investor merging into Acquiring Fund Class A

Class I merging into Acquiring Fund Class Y

Class Y merging into Acquiring Fund Class R6

Total
Victory Diamond Hill Mid Cap Fund (Pro Forma) (Acquiring Fund)
Class A

Class Y

Class R6

Total

Fund	Net assets	Net asset value	Shares
		per share	outstanding
(rounded to the
nearest share)*
Diamond Hill Large Cap Fund (Current) (Acquired Fund)
Investor merging into Acquiring Fund Class A

Class I merging into Acquiring Fund Class Y

Class Y merging into Acquiring Fund Class R6

Total
Victory Diamond Hill Large Cap Fund (Pro Forma) (Acquiring Fund)
Class A

Class Y

Class R6

Total

185

Fund	Net assets	Net asset value	Shares

		per share	outstanding
(rounded to the
nearest share)*
Diamond Hill Select Fund (Current) (Acquired Fund)
Investor merging into Acquiring Fund Class A

Class I merging into Acquiring Fund Class Y

Class Y merging into Acquiring Fund Class R6

Total
Victory Diamond Hill Select Fund (Pro Forma) (Acquiring Fund)
Class A

Class Y

Class R6

Total

Fund	Net assets	Net asset value	Shares
		per share	outstanding
(rounded to the
nearest share)*
Diamond Hill Long-Short Fund (Current) (Acquired Fund)
Investor merging into Acquiring Fund Class A

Class I merging into Acquiring Fund Class Y

Class Y merging into Acquiring Fund Class R6

Total
Victory Diamond Hill Long-Short Fund (Pro Forma) (Acquiring Fund)
Class A

Class Y

Class R6

Total

186

Fund	Net assets	Net asset value	Shares

		per share	outstanding
(rounded to the
nearest share)*
Diamond Hill Short Duration Income Fund (Current) (Acquired Fund)
Class A merging into Acquiring Fund Class A

Class C merging into Acquiring Fund Class C

Class I merging into Acquiring Fund Class Y

Class Y merging into Acquiring Fund Class R6

Total
Victory Diamond Hill Short Duration Income Fund (Pro Forma) (Acquiring Fund)
Class A

Class C

Class Y

Class R6

Total

Fund	Net assets	Net asset value	Shares
		per share	outstanding
(rounded to the
nearest share)*
Diamond Hill Core Bond Fund (Current) (Acquired Fund)
Class A merging into Acquiring Fund Class A

Class C merging into Acquiring Fund Class C

Class I merging into Acquiring Fund Class Y

Class Y merging into Acquiring Fund Class R6

Total
Victory Diamond Hill Core Bond Fund (Pro Forma) (Acquiring Fund)
Class A

Class C

Class Y

Class R6

Total

187

Fund	Net assets	Net asset value	Shares

		per share	outstanding
(rounded to the
nearest share)*
Diamond Hill Core Plus Bond Fund (Current) (Acquired Fund)
Investor merging into Acquiring Fund Class A

Class I merging into Acquiring Fund Class Y

Class Y merging into Acquiring Fund Class R6

Total
Victory Diamond Hill Core Plus Bond Fund (Pro Forma) (Acquiring Fund)
Class A

Class Y

Class R6

Total

Fund	Net assets	Net asset value	Shares
		per share	outstanding
(rounded to the
nearest share)*
First Eagle Mid Cap Equity ETF (Current) (Acquired Fund)
ETF shares merging into Acquiring Fund ETF shares

Total
Victory First Eagle Mid Cap Equity ETF (Pro Forma) (Acquiring Fund)
ETF shares

Total

Fund	Net assets	Net asset value	Shares
		per share	outstanding
(rounded to the
nearest share)*
First Eagle US Equity ETF (Current) (Acquired Fund)
ETF shares merging into Acquiring Fund ETF shares

Total
Victory First Eagle US Equity ETF (Pro Forma) (Acquiring Fund)
ETF shares

Total

188

Fund	Net assets	Net asset value	Shares

		per share	outstanding
(rounded to the
nearest share)*
First Eagle Small Cap Equity ETF (Current) (Acquired Fund)
ETF shares merging into Acquiring Fund ETF shares

Total
Victory First Eagle Small Cap Equity ETF (Pro Forma) (Acquiring Fund)
ETF shares

Total

Fund	Net assets	Net asset value	Shares
		per share	outstanding
(rounded to the
nearest share)*
First Eagle Core Municipal ETF (Current) (Acquired Fund)
ETF shares merging into Acquiring Fund ETF shares

Total
Victory First Eagle Core Municipal ETF (Pro Forma) (Acquiring Fund)
ETF shares

Total

Fund	Net assets	Net asset value	Shares
		per share	outstanding
(rounded to the
nearest share)*
Diamond Hill Large Cap Concentrated ETF (Current) (Acquired Fund)
ETF shares merging into Acquiring Fund ETF shares

Total
Victory Diamond Hill Large Cap Concentrated ETF (Pro Forma) (Acquiring Fund)
ETF shares

Total

* Shares outstanding are to be rounded to the nearest whole share.

Interest of Certain Persons in the Reorganizations

Acquired Funds

Exhibit F sets forth certain additional information regarding the persons who owned of record or beneficially 5% or more of the outstanding shares of each Acquired Fund, as of [●], 2027.

As of [●], 2027, the officers and Trustees of each Acquired Fund, as a group, owned less than 1% of the outstanding shares of such Fund.

189

Certain persons associated with First Eagle Management and the Acquired Funds—including the Trustees and officers discussed below—may be viewed as having an interest in the Reorganizations and the Transaction.

Mehdi Mahmud, President and a Trustee of the Acquired Trusts, is associated with First Eagle Management and First Eagle Holdings by current employment and service on the governing board of First Eagle Holdings and has an ownership interest in First Eagle Holdings. Mr. Mahmud also has an indirect ownership interest in First Eagle Management through certain employee equity vehicles that hold units of First Eagle Management. All officers of the Acquired Trusts are employees of First Eagle Management, and certain of those officers have indirect ownership interests in First Eagle Holdings and First Eagle Management. Accordingly, Mr. Mahmud and such officers may have interests in the Transaction and the Reorganizations that differ from those of shareholders generally. John P. Arnhold is also treated as an interested Trustee because of the professional roles he has held with First Eagle. Mr. Arnhold is also Managing Director and Co-Founder of Arnhold LLC, a registered investment adviser, which has certain ongoing business relationships with First Eagle Management.

The membership of the Board of the Acquiring Trust at the time of the Reorganizations is expected to be substantially similar to the membership of the Boards of the Acquired Trusts. Trustees of the Acquired Trusts who continue to serve on the Board of the Acquiring Trust may therefore have an interest in continuing their Board service following the Reorganizations.

Acquiring Funds

No shares of the Acquiring Funds were outstanding as of the date of this Proxy Statement/Prospectus (other than a single share of each Acquiring Fund issued to Victory Capital for approval of certain organizational matters). It is expected that the officers and trustees of each Acquiring Fund, as a group, will own less than 1% of the outstanding shares of the Acquiring Funds immediately after the consummation of the Reorganizations.

Financial Highlights

Acquired Funds

The financial highlights that are included in the Acquired Funds’ report filed on Form N-CSR for the most recently completed fiscal year ends are incorporated by reference into this Proxy Statement/Prospectus as described in Exhibit G.

Acquiring Funds

Audited financial information for the Acquiring Funds is not available because the Acquiring Funds have not commenced operations as of the date of the Proxy Statement/Prospectus. For this reason, no financial highlights of the Acquiring Funds are included herein. Each Acquired Fund will be the accounting and performance survivor of its respective Reorganization.

190

EXHIBIT A-1

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

(ALL ACQUIRED FUNDS OTHER THAN FIRST EAGLE GLOBAL REAL ASSETS FUND)

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of __________

__, 2026, by and among Victory Portfolios V, a Delaware statutory trust (as to its applicable series, individually or collectively, as the context may require, an “Acquiring Trust”), on behalf of each series set forth on Schedule A (each, an “Acquiring Fund”), and First Eagle Funds, First Eagle Completion Fund Trust and First Eagle ETF Trust, each a Delaware statutory trust, and Diamond Hill Funds, an Ohio business trust (each, as to its applicable series, individually or collectively, as the context may require, an “Acquired Trust”), on behalf of each series set forth on Schedule A (each, an “Acquired Fund”), and, for purposes of Sections 7.7, 7.8 and 9.2 only, Victory Capital Management Inc. (“Victory Capital”) and, for purposes of Section 9.2 only, First Eagle Investment Management, LLC (“First Eagle”). The capitalized terms used herein shall have the meanings ascribed to them in this Agreement.

With respect to each Reorganization, “Acquired Trust” and “Acquiring Trust” mean the respective trusts identified for that fund pair on Schedule A. Each trust enters into this Agreement only on behalf of its applicable series, individually and not jointly. “Acquired Fund Shares” and “Acquiring Fund Shares” include the applicable Investor, Class A, Class C, Class I, Class Y and Class R6 shares, shares not designated by class and ETF shares, in each case only as specified for that fund pair on Schedule A. “Acquired Trust Governing Documents” means, with respect to each Acquired Trust, its declaration of trust, agreement and declaration of trust or trust instrument and its by-laws, in each case as amended and in effect from time to time. “Trust Instrument” means, with respect to each Acquiring Trust, its trust instrument or agreement and declaration of trust, as amended and in effect from time to time.

This Agreement applies to each reorganization between an Acquired Fund and its corresponding Acquiring Fund as if each reorganization is the subject of a separate agreement. Each Acquired Fund and each Acquired Trust, acting for itself and on behalf of each Acquired Fund, and each Acquiring Fund and each Acquiring Trust, acting for itself and on behalf of each Acquiring Fund, is acting separately from all of the other parties and their series, and not jointly or jointly and severally with any other party.

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”). With respect to each Acquired Fund and the corresponding Acquiring Fund, the reorganization, including the transactions described below, (the “Reorganization”) will consist of, in accordance with the terms and conditions set forth in this Agreement:

1)the transfer of all of the assets of such Acquired Fund in exchange solely for full and, where applicable, fractional shares of beneficial interest of the corresponding Acquiring Fund, of the applicable class or type identified on Schedule A (the “Acquiring Fund Shares”), having the par value, if any, specified in the corresponding Acquiring Trust’s governing documents;

2)the assumption by such Acquiring Fund of all of the Liabilities (as hereinafter defined) of the corresponding Acquired Fund; and

3)as consideration therefor, the distribution, immediately after the closing date provided in Section 3.1 (the “Closing Date”), of the Acquiring Fund Shares of each applicable class or type pro rata to the corresponding Acquired Fund Shareholders (as hereinafter defined) holding the corresponding class or type of shares of such Acquired Fund identified on Schedule A, and the termination, dissolution and complete liquidation of such Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, each Acquired Fund and each Acquiring Fund is a separate series of a registered investment company classified as an open-end management company under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, the Board of Trustees of each Acquiring Trust has determined that the exchange of all of the assets of each Acquired Fund for the applicable Acquiring Fund Shares and the assumption of all of the Liabilities of each Acquired Fund by the corresponding Acquiring Fund on the terms and conditions hereinafter set forth are in the best interests of each Acquiring Fund and that the interests of each Acquiring Fund’s existing shareholders will not be diluted as a result of the transactions contemplated hereby; and

WHEREAS, the Board of Trustees of each Acquired Trust has determined that each Reorganization is in the best interests of each Acquired Fund and its shareholders and that the interests of each Acquired Fund’s existing shareholders will not be diluted as a result of the transactions contemplated herein;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto, intending to be legally bound, covenant and agree as follows:

1.TRANSFER OF ASSETS OF EACH ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES, THE ACQUIRING FUND SHARES AND LIQUIDATION OF EACH ACQUIRED FUND.

1.1Subject to the terms and conditions hereof and on the basis of the representations and warranties contained herein:

(a)Each Acquired Fund will assign, convey, deliver and otherwise transfer to the corresponding Acquiring Fund, and such Acquiring Fund will acquire, on the Closing Date, all of the properties and assets of such Acquired Fund as set forth in Section 1.2.

(b)In consideration therefor, the applicable Acquiring Fund shall, on the Closing Date, (i) issue and deliver to the corresponding Acquired Fund, as applicable, that number of full and, where applicable, fractional shares of a corresponding class of such Acquiring Fund, having a net asset value equal to the net asset value of, as applicable, shares of the corresponding class or type of the Acquired Fund identified on Schedule A, computed in the manner and as of the time and date set forth in Section 2.2, as follows:

Acquired Fund Shares	Acquiring Fund Class
Class A	Class A
Class C	Class C
Class I	Class Y
Class Y	Class R6
Class R6	Class R6
Investor	Class A

Shares not designated by class Shares not designated by class

ETF shares	ETF shares

and (ii) assume all of the liabilities, debts, obligations and duties of the corresponding Acquired Fund existing on the Closing Date, whether absolute or contingent, accrued or unaccrued, known or unknown, including, without limitation, the Acquired Fund’s obligations to indemnify the trustees and officers of the Acquired Trust under the Acquired Trust Governing Documents (collectively, “Liabilities”). Such transactions shall take place at the closing provided for in Section 3 (the “Closing”). The Acquiring Trust, on behalf of each applicable Acquiring Fund, agrees that all rights to indemnification and all limitations of liability existing in favor of the corresponding Acquired Trust’s current and former trustees and officers, acting in their capacities as such, with respect to each applicable Acquired Fund, under the Acquired Trust Governing Documents as in effect as of the date of this Agreement, shall survive the Reorganization as obligations of the Acquiring Fund and shall continue in full force and effect, without any amendment thereto, and shall constitute rights which may be asserted against the Acquiring Fund and Acquiring Trust and its successors or assigns.

(c)Upon consummation of the transactions described in Sections 1.1(a) and (b), each Acquired Fund shall distribute (or cause its transfer agent to distribute), in complete liquidation, the Acquiring Fund Shares received by it to the holders of record of Acquired Fund Shares as of the Closing Date (the “Acquired Fund Shareholders”). Each Acquired Fund Shareholder shall receive, in respect of each applicable class or type of Acquired Fund Shares held, a number of full and, where applicable, fractional Acquiring Fund Shares of the corresponding class or type (as identified on Schedule A) equal in aggregate net asset value to the aggregate net asset value of such shareholder’s Acquired Fund Shares of such class as of the Closing Date, as determined pursuant to Section 2. The aggregate net asset value of the Acquiring Fund Shares received by each Acquired Fund Shareholder shall equal the aggregate net asset value of the Acquired Fund Shares surrendered by such shareholder.

1.2The assets of each Acquired Fund to be acquired by the corresponding Acquiring Fund shall consist of all cash, cash equivalents, securities, instruments, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries), dividends and interest receivable, receivables for shares sold and all other properties and assets of any nature whatsoever which are owned by the Acquired Fund on the Closing Date and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date.

1.3Each Acquired Fund will endeavor to discharge all of its known Liabilities, including for this purpose any obligations that are or will become due prior to the Closing Date, other than those incurred in the ordinary course of business that are associated with assets of the Acquired Fund to be transferred to the corresponding Acquiring Fund, prior to Closing. Any such liabilities incurred prior to the Closing Date in the ordinary course of business that are associated with the assets of the Acquired Fund to be transferred to the Acquiring Fund not so discharged and existing at Closing shall be assumed by the Acquiring Fund. Any reporting responsibility of an Acquired Fund to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission (the “SEC” or the “Commission”), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated.

1.4As provided in Section 3.4, as soon after the Closing Date as practicable, each Acquired Fund will liquidate and distribute (or cause its transfer agent to distribute) pro rata to its shareholders of record the Acquiring Fund Shares of the corresponding class or type identified on Schedule A received by such Acquired Fund, as contemplated by Section 1.1. The date of such liquidation and distribution shall be referred to herein as the “Liquidation Date”. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the applicable Acquired Fund. The Acquiring Fund shall not be obligated to issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5With respect to the Acquiring Fund Shares distributable pursuant to Section 1.4 to an Acquired Fund Shareholder holding a certificate or certificates for shares of the applicable Acquired Fund, if any, on the Valuation Date (as defined in Section 2.3), the Acquiring Fund will not permit such shareholder to receive Acquiring Fund Share certificates therefor, exchange such Acquiring Fund Shares for shares of other series of the corresponding Acquiring Trust, effect an account transfer of such Acquiring Fund Shares, or pledge or redeem such Acquiring Fund Shares until the Acquiring Fund has been notified by the Acquired Fund or its agent that such Acquired Fund Shareholder has surrendered all his or her outstanding certificates for Acquired Fund Shares or, in the event of lost certificates, posted adequate bond.

1.6As soon as practicable after the Closing Date, each Acquired Fund shall make all filings and take all other steps as shall be necessary and proper to effect its complete dissolution, liquidation and termination. As promptly as practicable after the liquidation of each Acquired Fund and the liquidation of all other outstanding series of shares of the applicable Acquired Trust, such Acquired Trust shall be dissolved pursuant to the provisions of the Acquired Trust Governing Documents and applicable law, and its legal existence terminated. Any reporting responsibility of each Acquired Fund for periods ending prior to the Closing Date is and shall remain the responsibility of such Acquired Fund up to and including the Closing Date and thereafter.

1.7Any and all obligations or liabilities arising under or in respect of this Agreement shall be those of the Acquired Funds or the Acquiring Funds, as the case may be, and shall not otherwise be obligations or liabilities of the Acquired Trust or the Acquiring Trust, and, for clarity, under no circumstances will any other series of the Acquired Trust or the Acquiring Trust have any obligation or liability under or in respect of this Agreement or the transactions contemplated hereby.

1.8Immediately prior to the Closing, and following the satisfaction of the condition set forth in Section

7.6, each Acquiring Fund shall redeem one (1) Acquiring Fund Share (the “Initial Share”), the issuance of which was duly authorized and issued to Victory Capital or an affiliate thereof, in consideration of the payment of $10.00 (or other amount that the Board of Trustees of the Acquiring Trust determines), to vote on the investment management, distribution and service plan, and other agreements and plans and to take whatever action it may be required to take as each Acquiring Fund’s sole shareholder.

2.VALUATION.

2.1On the Closing Date, each Acquiring Fund will deliver to the corresponding Acquired Fund a number of Acquiring Fund Shares of each applicable class or type identified on Schedule A (including fractional shares, where applicable) having a net asset value equal to the value of the assets acquired by such Acquiring Fund on the Closing Date attributable to the corresponding class or type of shares of the Acquired Fund, less the value of the Liabilities of such Acquired Fund attributable to that class or type, determined as hereafter provided in this Section 2.

2.2The value of each Acquired Fund’s net assets will be computed as of the Valuation Date (as defined in Section 2.3) using the valuation procedures for the corresponding Acquiring Fund set forth in the Acquiring Trust’s Trust Instrument and the Acquiring Fund’s currently effective prospectus and statement of additional information (collectively, as amended or supplemented from time to time, the “Acquiring Fund Prospectus”), in each case as in effect on the Valuation Date following the effectiveness of the registration statement referred to in Section 8.5.

2.3The Valuation Date shall be 4:00 p.m. Eastern time (or, if different, the time for calculation of net asset value as set forth in the Acquired Fund’s currently effective prospectus and statement of additional information) on the Closing Date, or such other date and time as may be mutually agreed upon in writing by the parties hereto (such time and date being referred to as the “Valuation Date”).

2.4Each Acquiring Fund shall issue the Acquiring Fund Shares to the corresponding Acquired Fund on one share deposit receipt registered in the name of the corresponding Acquired Fund. Each Acquired Fund shall distribute in liquidation the Acquiring Fund Shares received by it hereunder pro rata to its shareholders of the corresponding class or type identified on Schedule A, as set forth in Section 1.1(b), by redelivering such share deposit receipt to the applicable Acquiring Trust’s transfer agent, which will immediately establish the corresponding accounts or book-entry positions for such Acquired Fund Shareholders of record in accordance with written instructions furnished by such Acquired Fund. With respect to ETF shares, the delivery and distribution of the Acquiring Fund Shares shall be effected as provided in Section 2.5.

2.5With respect to each Reorganization involving ETF shares: (a) the Acquiring Fund Shares shall be issued to the Acquired Fund on a one-for-one basis, such that the number of Acquiring Fund Shares issued equals the number of Acquired Fund Shares outstanding as of the Valuation Date and the net asset value per share of the Acquiring Fund immediately following the Closing equals the net asset value per share of the Acquired Fund as of the Valuation Date, and no fractional Acquiring Fund Shares shall be issued; (b) notwithstanding Sections 1.4, 2.4 and 3.4, the Acquiring Fund Shares shall be delivered by book-entry transfer through the facilities of The Depository Trust Company (“DTC”) to the account of DTC or its nominee, Cede & Co., as the holder of record of the Acquired Fund Shares, for allocation by DTC to the accounts of the DTC participants through which the Acquired Fund Shareholders hold their Acquired Fund Shares; and (c) prior to the Closing Date, the parties shall agree on the DTC book-entry delivery procedures, the last date on which the Acquired Fund will accept creation and redemption orders for its shares, the last day of trading of the Acquired Fund Shares on the national securities exchange on which they are listed, and the date on which the Acquiring Fund Shares will commence trading on the Listing Exchange (as defined in Section 8.5).

2.6Each Acquired Fund shall pay or cause to be paid to the corresponding Acquiring Fund any interest, cash, cash equivalents, securities, instruments, claims or such dividends, rights and other payments received by it on or after the Closing Date with respect to the Investments (as defined below). Any such distribution shall be deemed included in the assets transferred to the corresponding Acquiring Fund at the Closing Date and shall not be separately valued unless the securities in respect of which such distribution is made shall have gone “ex-dividend” prior to the Valuation Date, in which case any such distribution that remains unpaid at the Closing Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the corresponding Acquiring Fund.

2.7All computations of value shall be made by the administrator for the applicable Acquiring Fund, in accordance with its regular practice in pricing the shares of the Acquiring Fund and assets of such Acquiring Fund using the valuation procedures set forth in the Trust Instrument and the Acquiring Fund Prospectus.

3.CLOSING AND CLOSING DATE.

3.1All acts necessary to consummate a Reorganization shall be deemed to take place simultaneously as of immediately after the close of business (4:00 p.m. ET) on _______ __, 2027, or at such other date and time to which the parties may agree (such date and time being hereinafter referred to as the “Closing Date”). The Closing shall be held at the offices of Victory Capital or at such other place as the parties may agree.

3.2On the Closing Date, such portfolio securities and cash and cash equivalents of each Acquired Fund shall be delivered by the Acquired Fund to the applicable custodian identified on Schedule B as custodian for the corresponding Acquiring Fund (the “Custodian”) for the account of the corresponding Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department’s book- entry system or by The Depository Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the 1940 Act, and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of the applicable Custodian for the account of the corresponding Acquiring Fund.

3.3In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for the portfolio securities of the Acquired Fund (each, an “Exchange”) is closed for trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund is deemed impracticable by the Board of the applicable Acquired Trust or Acquiring Trust, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such other date as the parties may agree.

3.4At the Closing, each Acquired Fund, or its transfer agent, shall deliver to the corresponding Acquiring Fund, or its designated agent, a list of the names and addresses of such Acquired Fund record shareholders and the number of outstanding shares of such Acquired Fund owned by each Acquired Fund Shareholder, all as of the close of business on the Valuation Date, certified by any duly elected officer of the applicable Acquired Trust on behalf of such Acquired Fund. Each Acquiring Fund will provide to the corresponding Acquired Fund evidence reasonably satisfactory to the corresponding Acquired Fund that the Acquiring Fund Shares issuable pursuant to Section 1.1 have been credited to the corresponding Acquired Fund’s account on the books of the Acquiring Fund. On the Liquidation Date, each Acquiring Fund will provide to the corresponding Acquired Fund evidence reasonably satisfactory to the corresponding Acquired Fund that such Acquiring Fund Shares have been credited pro rata to open accounts in the names of the corresponding Acquired Fund Shareholders as provided in Section 1.4. With respect to ETF shares, the list and evidence contemplated by this Section 3.4 shall be delivered with respect to DTC or its nominee as the holder of record of the Acquired Fund Shares, and evidence of the book-entry transfer contemplated by Section 2.5 shall satisfy the requirements of this Section 3.4.

3.5At the Closing, each Acquired Fund’s custodian shall deliver evidence that: (i) the Acquired Fund’s assets have been delivered in proper form to the corresponding Acquiring Fund as of the Closing Date, and (ii) all necessary taxes, including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, (the cost of which shall be borne as provided in Section 9.2) in conjunction with the delivery of portfolio securities. At the Closing, each Acquiring Fund’s custodian shall deliver a certificate to the Acquired Fund that all such assets have been received.

3.6At the Closing, each Acquired Fund and each Acquiring Fund shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by Section 1.

4.REPRESENTATIONS AND WARRANTIES.

4.1Representations and Warranties of the Acquired Trust, on behalf of the Acquired Funds.

The Acquired Trust, on behalf of each applicable Acquired Fund, represents and warrants the following to the Acquiring Trust and the corresponding Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)The Acquired Trust is a statutory or business trust, as applicable, duly organized and validly existing under the laws of its jurisdiction of organization identified in the preamble and has power to own all of its properties and assets and to carry out its obligations under this Agreement. The Acquired Trust is not required to qualify as a foreign entity in any jurisdiction. The Acquired Trust and each Acquired Fund has all necessary federal, state and local authorizations to carry on its respective business as now being conducted.

(b)The Acquired Trust is duly registered as an investment company classified as an open-end management company under the 1940 Act, and its registration with the SEC as an investment company has not been revoked or rescinded and is in full force and effect, and each Acquired Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Acquired Trust Governing Documents and applicable law. Each Acquired Fund that issues ETF shares operates as an exchange-traded fund in reliance on Rule 6c-11 under the 1940 Act, is in compliance in all material respects with the conditions of such rule, and has its shares listed on a national securities exchange.

(c)Each Acquired Fund is not in material violation of any provision of the Acquired Trust Governing Documents or any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or to which it is otherwise bound, and the execution, delivery and performance of this Agreement will not result in any such material violation or constitute a default under any of such governing document, agreement, indenture, instrument, contract, lease or other undertaking.

(d)Each Acquired Fund’s current prospectus and statement of additional information (collectively, as amended or supplemented from time to time, the “Acquired Fund Prospectus”) conforms in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the “1933 Act”), the 1940 Act, and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact relating to either an Acquired Trust or an Acquired Fund required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(e)At the Closing Date, each Acquired Fund will have good and marketable title to the Acquired Fund’s assets to be transferred to the corresponding Acquiring Fund pursuant to Section 1.2 and will have full right, power and authority to assign, deliver and otherwise transfer the Acquired Fund’s assets, and upon delivery and payment for the Acquired Fund’s assets as contemplated herein, the corresponding Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the ownership or transfer thereof other than such restrictions as might arise under the 1933 Act.

(f)Except as previously disclosed to the Acquiring Trust and the Acquiring Fund in writing, no material litigation, administrative or other proceedings or investigation is presently pending or, to the knowledge of the Acquired Trust or an Acquired Fund, threatened as to any Acquired Fund or any of its properties or assets, or any known or reasonably knowable person whom an Acquired Fund may be obligated to directly or indirectly indemnify in connection with such litigation, proceedings or investigation. No Acquired Trust and no Acquired Fund knows of any facts which might form the basis for the institution of such proceedings or investigation and no Acquired Trust and no Acquired Fund is known to be a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated hereby.

(g)For each Acquired Fund, the statements of assets and liabilities, statements of operations, statements of changes in net assets and schedules of portfolio investments (indicating their market values) of the Acquired Fund at, as of and for the fiscal periods ended on the applicable fiscal year end listed on Schedule B (each, a “Fiscal Year End”), audited by the applicable independent registered public accounting firm identified on Schedule B, independent registered public accounting firm to the Acquired Fund, copies of which have been furnished to the corresponding Acquiring Fund, fairly reflect the financial condition and results of operations of the Acquired Fund as of such date and for the period then ended in accordance with accounting principles generally accepted in the United States consistently applied. For each Acquired Fund, the Acquired Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets and liabilities referred to above or those incurred in the ordinary course of its business since the applicable Fiscal Year End.

(h)Since the applicable Fiscal Year End, there has not been any material adverse change in an Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, nor any incurrence by an Acquired Fund of indebtedness for borrowed money maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and accepted by the corresponding Acquiring Fund, prior to the Closing Date. For the purposes of this clause (h), a decline in net asset value per share of Acquired Fund shares due to declines in market values of securities held by the Acquired Fund, the discharge of Acquired Fund liabilities, distributions of net income and net realized capital gains, changes in portfolio securities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change.

(i)As of the Closing Date, all federal and other tax returns and reports of each Acquired Fund required by law to have been filed by such date (giving effect to extensions) have been timely filed and such tax returns were true, correct and complete in all material respects as of the time of their filing, and all U.S. federal and other material taxes of each Acquired Fund that are due and payable have been timely paid.

(j)Each Acquired Fund has elected to qualify and has qualified as a “regulated investment company” under the Code (a “RIC”) as of and since its first taxable year. Each Acquired Fund will continue to qualify as a RIC during the taxable year that includes the Closing Date and at all times through the Closing Date. Each Acquired Fund has satisfied the distribution requirements imposed by the Code for each of its taxable years closing before the Closing Date.

(k)As of the time of the Closing Date, each Acquired Fund does not have an 80% Corporate Shareholder. For this purpose, an “80% Corporate Shareholder” means a corporation for U.S. federal income tax purposes that owns shares of the Acquired Fund possessing at least 80% of the total voting power of the stock of the Acquired Fund and having a value equal to at least 80% of the total value of the stock of the Acquired Fund.

(l)The authorized capital of the Acquired Trust consists of an unlimited number of shares of beneficial interest, with the par value, if any, specified in the Acquired Trust Governing Documents, of such number of different series as the Board of Trustees of the Acquired Trust may authorize from time to time. The outstanding shares of beneficial interest of each Acquired Fund are divided into, as applicable, shares of the applicable class or type identified on Schedule A, each having the characteristics described in the Acquired Fund Prospectus and will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in Section 3.4. All issued and outstanding shares of each Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, free and clear at the time of issuance of all liens, pledges, security interests or other encumbrances, and are and will continue to be issued in compliance with all applicable federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of an Acquired Fund are outstanding.

(m)The execution, delivery and performance of this Agreement have been duly authorized by

(i)the Board of Trustees of the Acquired Trust, which is directed by the Acquired Trust Governing Documents to oversee the affairs of the Acquired Trust and has been granted the powers necessary to carry out such responsibility, and (ii) at the time of Closing, all other necessary trust action on the part of the Acquired Trust and each Acquired Fund.

(n)Subject to shareholder approval as required by Section 8.1 hereof, this Agreement constitutes the valid and binding obligation of the Acquired Trust and each Acquired Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(o)The Acquiring Fund Shares to be issued and delivered to each Acquired Fund pursuant to the terms of this Agreement will not be acquired for the purpose of making any distribution thereof other than to Acquired Fund Shareholders as provided in Section 1.1(c).

(p)The information relating to the Acquired Trust and each Acquired Fund furnished in writing by the Acquired Trust and each Acquired Fund to the Acquiring Trust for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby is and will be accurate and complete in all material respects and complies in all material respects with federal securities laws and regulations thereunder applicable thereto.

(q)The information regarding the Acquired Trust and each Acquired Fund that has been provided to the corresponding Acquiring Fund in writing for inclusion in the proxy statement and prospectus of the Acquired Funds (the “Prospectus/Proxy Statement”), to be included in a Registration Statement on Form N-14 of the Acquiring Trust in connection with the meeting of shareholders of the Acquired Fund to approve this Agreement and the transactions contemplated hereby (the “Registration Statement”), as of the effective date of the Registration Statement, the date of the meeting of shareholders of the Acquired Fund and the Closing Date, complies in all material respects with the 1933 Act, the Securities Exchange Act of 1934, as amended, (the “1934 Act”) and the 1940 Act. As of the effective date of the Registration Statement, the date of the meeting of shareholders of the Acquired Fund and the Closing Date, the Prospectus/Proxy Statement, including the documents contained or incorporated therein by reference, insofar as it contains information relating to the Acquired Trust or each Acquired Fund furnished to the Acquiring Trust by the Acquired Trust or each Acquired Fund or their representatives in writing for inclusion therein, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(r)There are no material contracts outstanding to which an Acquired Fund is a party, other than as disclosed in the Acquired Fund Prospectus or in the Registration Statement.

(s)No consent, approval, authorization or order of any court or governmental authority is required for the consummation by an Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).

(t)Each Acquired Fund currently complies, and during the six (6) years ending on the Closing Date has complied, in all material respects with the requirements of, and the rules and regulations under all applicable federal and state securities laws.

(u)As of both the Valuation Date and the Closing Date, each Acquired Fund will have full right, power and authority to assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Acquired Funds to be transferred to the Acquiring Funds pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities as contemplated by this Agreement, the corresponding Acquiring Fund will acquire the Investments and any such other assets subject to no encumbrances, liens or security interests in favor of any third-party creditor of an Acquired Fund, and without any restrictions upon the transfer thereof. As used in this Agreement, the term “Investments” shall mean the Acquired Funds’ investments shown on the audited schedule of its portfolio investments as of the applicable Fiscal Year End, referred to in Section 4.1(g) hereof, as supplemented with such changes as an Acquired Fund shall make after the applicable Fiscal Year End, which changes shall be disclosed to the corresponding Acquiring Fund in an updated schedule of investments, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions as of the Closing Date.

(v)For each Acquired Fund, during the six years ending on the Closing Date, to the best of the Acquired Trust’s and the Acquired Fund’s knowledge, all of the issued and outstanding shares of the Acquired Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws (including any applicable exemptions therefrom), or the Acquired Fund has taken any action necessary to remedy any prior failure to have offered for sale and sold such shares in conformity with such laws.

(w)The execution and delivery of this Agreement by the Acquired Trust on behalf of each applicable Acquired Fund did not, and the performance by the Acquired Trust and each applicable Acquired Fund of their obligations hereunder will not, result in the acceleration of any obligation or the imposition of any penalty under any agreement listed in Part C of the Acquired Trust’s Registration Statement to which the Acquired Trust or each applicable Acquired Fund is a party, or by which it is bound.

4.2Representations and Warranties of the Acquiring Trust and the Acquiring Funds.

The Acquiring Trust, on behalf of each Acquiring Fund, represents and warrants the following to the corresponding Acquired Trust and Acquired Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)The Acquiring Trust is a statutory trust duly organized and validly existing under the laws of the State of Delaware and has power to own all of its properties and assets and to carry out its obligations under this Agreement. The Acquiring Trust is not required to qualify as a foreign entity in any jurisdiction. The Acquiring Trust and each Acquiring Fund has all necessary federal, state and local authorizations to carry on its respective business as now being conducted.

(b)The Acquiring Trust is duly registered as an investment company classified as an open-end management company under the 1940 Act, and its registration with the SEC as an investment company has not been revoked or rescinded and is in full force and effect, and each Acquiring Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Trust Instrument and applicable law. Each Acquiring Fund that issues ETF shares will, as of the Closing Date, be eligible to operate as an exchange- traded fund in reliance on Rule 6c-11 under the 1940 Act, and no exemptive order of the Commission is required for such operation.

(c)Each Acquiring Fund is not in material violation of any provision of the Trust Instrument or currently-effective Bylaws or any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or to which it is otherwise bound, and the execution, delivery and performance of this Agreement will not result in any such material violation or constitute a default under any of such governing document, agreement, indenture, instrument, contract, lease or other undertaking.

(d)As of the Closing Date, the Acquiring Fund Prospectus will conform in all material respects to the applicable requirements of the 1933 Act, the 1940 Act, and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact relating to either the Acquiring Trust or an Acquiring Fund required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(e)No material litigation, administrative or other proceedings or investigation is presently pending or, to the knowledge of the Acquiring Trust or an Acquiring Fund, threatened as to an Acquiring Fund or any of its properties or assets, or any known or reasonably knowable person whom an Acquiring Fund may be obligated to directly or indirectly indemnify in connection with such litigation, proceedings or investigation. Neither the Acquiring Trust nor an Acquiring Fund knows of any facts which might form the basis for the institution of such proceedings or investigation and neither the Acquiring Trust nor an Acquiring Fund is known to be a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated hereby.

(f)Each Acquiring Fund has not yet commenced investment operations and has no known liabilities of a material nature, contingent or otherwise.

(g)Each Acquiring Fund was established in order to effect the transactions described in this Agreement, and, prior to the Closing Date, will not have carried on any business activities (other than such activities as are customary to the organization of a new series of an open- end management company under the 1940 Act prior to its commencement of operations) and will not have had any liabilities and will not have held any property or have any tax attributes immediately before the Closing other than a de minimis amount of assets to facilitate its organization or maintain its legal existence and tax attributes related to holding those assets. Assuming the accuracy of all the representations under Section 4.1(j), each Acquiring Fund will qualify as a RIC in its taxable year in which the Closing occurs and will take all steps necessary to ensure that it qualifies for treatment as a RIC under Sections 851 and 852 of the Code.

(h)The Initial Share that is redeemed under Section 1.8 was issued by each Acquiring Fund prior to the Closing solely to facilitate the organization of the Acquiring Fund as a new series of the Acquiring Trust and maintain its legal existence. Immediately following the Closing, and after giving effect to the redemption of the Initial Share pursuant to Section 1.8, the Acquired Fund Shareholders will own all of the outstanding shares of the corresponding Acquiring Fund.

(i)The authorized capital of the Acquiring Trust consists of an unlimited number of shares of beneficial interest, with the par value, if any, specified in the Acquiring Trust’s governing documents, of such number of different series as the Board of Trustees of the Acquiring Trust may authorize from time to time. As of the date of this Agreement, no Acquiring Fund has any outstanding shares of any class, except its Initial Share. As of the Closing Date, the outstanding shares of beneficial interest of each Acquiring Fund will be divided into, as applicable, shares of the applicable class or type identified on Schedule A, each having the characteristics described in the applicable Acquiring Fund Prospectus. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of an Acquiring Fund are outstanding.

(j)The execution, delivery and performance of this Agreement have been duly authorized by

(i) the Board of Trustees of the Acquiring Trust, which is directed by the Trust Instrument to oversee the affairs of the Acquiring Trust and has been granted the powers necessary to carry out such responsibility, and (ii) all other necessary trust action on the part of the Acquiring Trust and the Acquiring Funds, and constitute the valid and binding obligation of the Acquiring Trust and the Acquiring Funds enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(k)The Acquiring Fund Shares to be issued and delivered to each corresponding Acquired Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued, as applicable, shares of the applicable class or type identified on Schedule A of beneficial interest in the Acquiring Funds, and will be fully paid and non-assessable by the corresponding Acquiring Fund and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws, and no shareholder of the corresponding Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof.

(l)The information furnished by the Acquiring Trust and each Acquiring Fund for use in no- action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby is and will be accurate and complete in all material respects and complies in all material respects with federal securities laws and regulations thereunder applicable thereto.

(m)As of the effective date of the Registration Statement, the date of the meeting of shareholders of each Acquired Fund and the Closing Date, the Prospectus/Proxy Statement, including the documents contained or incorporated therein by reference, will not, insofar as it relates to the Acquiring Trust and the Acquiring Funds, contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(n)There are no material contracts outstanding to which an Acquiring Fund is a party, other than as disclosed in the Acquiring Fund Prospectus and the Registration Statement.

(o)The books and records of each Acquiring Fund made available to the corresponding Acquired Fund and/or their counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquiring Fund.

(p)No consent, approval, authorization or order of any court or governmental authority is required for the consummation by an Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).

(q)Each Acquiring Fund currently complies, and has complied since its organization, in all material respects with the requirements of, and the rules and regulations under all applicable federal and state securities laws.

5.COVENANTS OF THE PARTIES.

5.1The Acquired Trust and the Acquiring Trust, and the Acquired Funds and the Acquiring Funds each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that, with respect to the Acquired Funds, such ordinary course of business will include purchases and sales of portfolio securities, sales and redemptions of Acquired Fund Shares, and regular and customary periodic dividends and distributions and any other distribution that may be advisable, and with respect to the Acquiring Funds, it shall be limited to such actions as are customary to the organization of a new series prior to its commencement of investment operations and such actions as are otherwise contemplated by this Agreement. Notwithstanding the foregoing, each Acquired Fund that issues ETF shares shall cease to accept creation and redemption orders for its shares after the cut-off date agreed by the parties pursuant to Section 2.5(c), and shall not accept any creation or redemption order that would settle after the Closing Date.

5.2The Acquired Trust will call a meeting of the Acquired Funds shareholders as soon as reasonably practicable after the date of effectiveness of the Registration Statement, which will be held prior to the Closing Date for the purpose of (i) considering the Reorganization as herein provided, including adopting this Agreement, and (ii) taking all other action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

5.3In connection with the Acquired Funds shareholders’ meeting referred to in Section 5.2, the Acquiring Trust will prepare the Registration Statement and Prospectus/Proxy Statement for such meeting, which the Acquiring Trust will file for the registration under the 1933 Act of the Acquiring Fund Shares to be distributed to Acquired Funds’ shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act and the 1940 Act. The Acquired Trust and each Acquired Fund shall assist the Acquiring Trust and each corresponding Acquiring Fund in preparing the notice of meeting, form of proxy, and the Prospectus/Proxy Statement to be used in connection with the shareholder meeting and the Registration Statement. Each Acquired Fund will also assist each Acquiring Fund in obtaining such information as such Acquiring Fund reasonably requests concerning the beneficial ownership of shares of the corresponding Acquired Fund.

5.4Each of the Acquired Trust, the Acquired Funds, the Acquiring Trust and the Acquiring Funds will cooperate with the others, and each will furnish to the others the information relating to itself required by the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder, and any guidance of the SEC or its staff, including comments of the SEC staff regarding disclosures in the Registration Statement, to be set forth in the Registration Statement, including the Prospectus/Proxy Statement.

5.5Each Acquired Fund shall cause to be timely filed (taking into account extensions) any previously unfiled tax returns required to be filed with respect to it for any taxable year ending on or before the Closing Date, and shall cause to be paid any taxes shown as due thereon. Each of the Acquired Trust and each Acquired Fund shall reasonably cooperate with the Acquiring Trust and the corresponding Acquiring Fund in connection with the tax preparation and filing of tax returns with respect to the corresponding Acquired Fund that are due after the Closing Date.

5.6Each Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or blue sky laws as it may deem appropriate in order to continue its operations after the Closing Date. Each Acquiring Fund and each Acquired Fund will take or cause to be taken all actions, and do, or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated herein.

5.7Each Acquired Fund shall furnish to the corresponding Acquiring Fund on the Closing Date a final statement of the total amount of such Acquired Fund’s assets and liabilities as of the Closing Date.

5.8Following the transfer of each Acquired Fund’s assets by the Acquired Fund to the corresponding Acquiring Fund and the assumption of the liabilities in exchange for the corresponding Acquiring Fund Shares as contemplated herein, the Acquired Fund will file, or provide to be included in an Acquiring Trust filing of, any final regulatory reports promptly after the Closing Date.

5.9The Acquired Trust and the Acquired Funds agree that the dissolution, liquidation and termination of the Acquired Funds will be effected in the manner provided in the Acquired Trust Governing Documents in accordance with applicable law as promptly as practicable, and that on and after the Closing Date, the Acquired Funds shall not conduct any business except in connection with their prompt dissolution, liquidation and termination.

5.10If at any time prior to the Closing Date a party becomes aware of any untrue statement of a material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in the Registration Statement, the party discovering the item shall notify the other parties and the parties shall cooperate in promptly preparing, filing and clearing with the SEC and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item.

5.11The intention of the parties is that each Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code. None of the Acquiring Trust, the Acquiring Funds, the Acquired Trust or the Acquired Funds shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of any Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code. At or prior to the Closing Date, the Acquiring Trust, on behalf of each Acquiring Fund, and the Acquired Trust, on behalf of each Acquired Fund, will take such action, or cause such action to be taken, as is reasonably necessary to enable Sidley Austin LLP, as U.S. federal income tax counsel to the Acquiring Trust and the Acquired Trust, to render the tax opinion required herein (including, without limitation, each party’s execution of representations reasonably requested by and addressed to Sidley Austin LLP).

5.12Each Acquired Fund shall promptly furnish to the corresponding Acquiring Fund the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the corresponding Acquiring Fund pursuant to this Agreement, together with any such other evidence as to such adjusted tax basis as the corresponding Acquiring Fund may reasonably request. Each Acquired Fund shall promptly furnish to the corresponding Acquiring Fund any other tax information reasonably requested by the corresponding Acquiring Fund.

5.13With respect to each Reorganization involving ETF shares, (a) the Acquired Trust, on behalf of the applicable Acquired Fund, shall take all actions necessary to cause the Acquired Fund Shares to be delisted from the national securities exchange on which they are listed effective as of the close of trading on the last day of trading determined pursuant to Section 2.5(c), including the filing of a notification of removal from listing and registration on Form 25 and such other filings as may be required to deregister the Acquired Fund Shares under the 1934 Act, and (b) the Acquiring Trust, on behalf of the applicable Acquiring Fund, shall take all actions necessary to cause the Acquiring Fund Shares to be approved for listing on the Listing Exchange and to commence trading on the Listing Exchange on the date determined pursuant to Section 2.5(c).

6.CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDS.

The obligations of the Acquiring Trust and each Acquiring Fund to complete the transactions provided for herein shall be subject to the performance by the corresponding Acquired Trust and the corresponding Acquired Fund of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

6.1The Acquired Trust and each Acquired Fund shall have delivered to the corresponding Acquiring Fund a certificate executed on its behalf by the Acquired Trust’s duly authorized officer, in form and substance reasonably satisfactory to the corresponding Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Trust and each Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquired Trust and each Acquired Fund has complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

6.2Each Acquired Fund shall have furnished to the corresponding Acquiring Fund a statement of the Acquired Funds’ assets and liabilities, with values determined as provided in Section 2 of this Agreement, together with a list of Investments with their respective tax costs, all as of the Valuation Date, certified on the Acquired Fund’s behalf by each applicable Acquired Trust’s duly authorized officer.

6.3All proceedings taken by the Acquired Trust or each Acquired Fund in connection with the transactions contemplated by this Agreement and all material documents related thereto shall be reasonably satisfactory in form and substance to the corresponding Acquiring Fund.

6.4The custodian to each Acquired Fund shall have delivered to the corresponding Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held by such custodian as of the Valuation Date.

6.5The transfer agent to each Acquired Fund shall have provided to the corresponding Acquiring Fund’s transfer agent (i) the originals or true copies of all of the records of the Acquired Fund in the possession of the transfer agent as of the Closing Date, (ii) a record specifying the number of Acquired Fund Shares outstanding as of the Valuation Date, and (iii) a record specifying the name and address of each holder of record of any Acquired Fund Shares and the number of Acquired Fund Shares held of record by each such shareholder as of the Valuation Date. The transfer agent to each Acquired Fund shall have delivered to the corresponding Acquiring Fund at the Closing a certificate executed on its own behalf by an authorized officer in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the acts specified in the preceding sentence have been taken and that the shareholder records of the Acquired Fund are complete and accurate and as to such other matters as the Acquiring Fund shall reasonably request.

6.6The administrator, fund accountant and custodian to each Acquired Fund shall have delivered to the corresponding Acquiring Fund at the Closing certificates executed on their behalf by authorized officers in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the books and records of the Acquired Fund covered by their contracts with the Acquired Fund are complete and accurate and as to such other matters as the Acquiring Fund shall reasonably request.

6.7Each Acquiring Fund shall have received a favorable opinion of Richards, Layton & Finger, P.A. (with respect to matters of Delaware law), as counsel to each Acquired Fund other than the series of Diamond Hill Funds, dated the Closing Date, with such assumptions and limitations as shall be in the opinion of Richards, Layton & Finger, PA appropriate to render the opinions expressed therein, and in a form reasonably satisfactory to the Acquiring Fund, to the following effect:

(a)The Acquired Trust is validly existing in good standing as a statutory trust under the Delaware Statutory Trust Act, 12 Del. C. § 3801, et seq. (the “Act”), and has the power and authority under its Declaration of Trust and By-Laws and the Act to execute, deliver and perform its obligations under the Agreement.

(b)The execution and delivery of the Agreement by the Acquired Trust, on behalf of each applicable Acquired Fund, and the consummation by the Acquired Trust, on behalf of each applicable Acquired Fund, of the transactions contemplated thereby have been duly authorized by the Acquired Trust under the Declaration of Trust, the By-Laws and the Act. The Agreement has been duly executed and delivered by the Acquired Trust, on behalf of each Acquired Fund.

(c)The Agreement constitutes a legal, valid and binding agreement of the Acquired Trust, on behalf of each applicable Acquired Fund, enforceable against the Acquired Trust, on behalf of each applicable Acquired Fund, in accordance with its terms.

(d)Each Acquired Fund has been duly established as a separate series of the applicable Acquired Trust under the applicable Declaration of Trust and Section 3806(b)(2) of the Act.

(e)Neither the execution and delivery by the Acquired Trust on behalf of each applicable Acquired Fund, nor the performance by the Acquired Trust, on behalf of each applicable Acquired Fund, of its obligations under the Agreement, nor the consummation by the Acquired Trust, on behalf of each applicable Acquired Fund, of the transactions contemplated thereby, violates (i) the applicable Declaration of Trust or By-Laws or (ii) any law, rule or regulation of the State of Delaware applicable to the Acquired Trust and Acquired Fund.

(f)Neither the execution and delivery by the Acquired Trust, on behalf of each applicable Acquired Fund, nor the performance by the Acquired Trust, on behalf of each applicable Acquired Fund, of its obligations under the Agreement, nor the consummation by the

Acquired Trust, on behalf of each applicable Acquired Fund, of any of the transactions contemplated thereby, requires the consent or approval of, the withholding of objection on the part of, the giving of notice to, the filing, registration or qualification with, or the taking of any other action in respect of, any governmental authority or agency of the State of Delaware, other than the filing of the Certificate of Trust of the Acquired Trust.

In rendering such opinion, Richards, Layton & Finger, P.A. may assume all conditions precedent set forth in the Agreement have been satisfied, including to the extent applicable the Acquired Funds Shareholders have duly approved the Reorganization in the manner contemplated by the Declaration of Trust and By-Laws, and may include other customary assumptions and qualifications for opinions of this type, including without limitation, customary enforceability assumptions (including the effect of principles of equity, including principles of commercial reasonableness and good faith and fair dealing), that the trustees of the Acquired Trust have complied with their fiduciary duties in approving the Agreement, and that the Reorganization is fair in all respects. Such counsel need not express an opinion with respect to federal laws, including without limitation, the 1940 Act or the rules and regulations thereunder, including the effect of, or compliance with, any such federal laws that are expressly incorporated into the Declaration of Trust or By-Laws or that may preempt applicable Delaware law or the provisions of the Declaration of Trust or By-laws or that may prohibit, or impose restrictions or conditions on, the consummation of the matters referenced in such opinion. In addition, with respect to the enforceability of the Agreement, such counsel need not express an opinion with respect to (i) any provisions of the Agreement to the extent that such provisions purport to bind or limit the trustees of the Acquired Trust in the exercise of their fiduciary duties or to bind parties not a signatory to the Agreement, (ii) any provision that relates to the dissolution or liquidation of any Acquired Trust or any Acquired Fund, or (iii) any provisions of the Agreement that purport to obligate an Acquired Trust to cause other persons or entities to take certain actions or act in a certain way insofar as such provision relates to actions of such other persons or entities.

6.8For each Acquired Fund that is a series of Diamond Hill Funds, the corresponding Acquiring Fund shall have received a favorable opinion of Thompson Hine LLP, as Ohio counsel to Diamond Hill Funds, dated the Closing Date, with customary assumptions and qualifications and in a form reasonably satisfactory to that Acquiring Fund. The opinion shall cover substantially the matters in

Section 6.7(a) through (f), adapted as appropriate to Diamond Hill Funds as an Ohio business trust, the establishment of its applicable series, its governing documents and applicable Ohio law, including existence and authority, authorization and execution, enforceability, establishment of the series, absence of conflicts, and required governmental consents and filings.

6.9Each Acquiring Fund shall have received a favorable opinion of counsel to each Acquired Fund, dated the Closing Date, with such assumptions and limitations as shall be in the opinion of counsel to the Acquired Fund appropriate to render the opinions expressed therein, and in a form reasonably satisfactory to the Acquiring Fund, to the following effect:

(a)The execution and delivery of this Agreement by the Acquired Trust on behalf of each applicable Acquired Fund did not, and the performance by the Acquired Trust and each applicable Acquired Fund of their obligations hereunder will not, violate any provision of any agreement listed in Part C of the Acquired Trust’s Registration Statement to which the Acquired Trust or each applicable Acquired Fund is a party, or by which it is bound or any judgment or decree to which the Acquired Trust or each applicable Acquired Fund is a party or by which it is bound, specified in a Certificate of Officer of the Acquired Trust.

(b)No consent, approval, authorization or order of any federal governmental authority is required for the consummation by an Acquired Trust or an Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under state securities or blue sky laws or such as have been obtained.

(c)The Acquired Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect.

7.CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

The obligations of the Acquired Trust and each applicable Acquired Fund to complete the transactions provided for herein shall be subject, at their election, to the performance by the Acquiring Trust and the corresponding Acquiring Fund of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

7.1The Acquiring Trust and each Acquiring Fund shall have delivered to the corresponding Acquired Fund a certificate executed on their behalf by the Acquiring Trust’s duly authorized officer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Trust and the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Trust and the Acquiring Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

7.2The Acquiring Trust, on behalf of each Acquiring Fund, shall have executed and delivered to the corresponding Acquired Fund an Assumption of Liabilities dated as of the Closing Date and all such other agreements and instruments as the Acquired Fund and the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm (i) the Acquiring Fund’s assumption of all Liabilities of the Acquired Fund, (ii) the Acquired Fund’s title and possession of the Acquiring Fund Shares to be delivered hereunder, and to otherwise carry out the intent and purpose of this Agreement.

7.3All proceedings taken by the Acquiring Trust or an Acquiring Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be reasonably satisfactory in form and substance to the corresponding Acquired Fund.

7.4Each Acquired Fund shall have received a favorable opinion of Morris, Nichols, Arsht & Tunnell LLP (with respect to matters of Delaware law), as counsel to the Acquiring Trust, dated the Closing Date, with such assumptions and limitations as shall be in the opinion of Morris, Nichols, Arsht & Tunnell LLP appropriate to render the opinions expressed therein, and in a form reasonably satisfactory to the Acquired Fund, to the following effect:

(a)The Acquiring Trust is validly existing in good standing as a statutory trust under the Delaware Statutory Trust Act, 12 Del. C. § 3801, et seq. (the “Act”), and has the power and authority under its Trust Instrument and Bylaws and the Act to execute, deliver and perform its obligations under the Agreement, and each Acquiring Fund is a separate series thereof duly established in accordance with the Trust Instrument and the Bylaws of the Acquiring Trust, each as amended, and Section 3806(b)(2) of the Act.

(b)This Agreement has been duly authorized, executed and delivered by the Acquiring Trust, on behalf of each Acquiring Fund, and assuming the due authorization, execution and delivery of this Agreement by each Acquired Trust, on behalf of each Acquired Fund, is the valid and binding obligation of the Acquiring Trust, on behalf of each Acquiring Fund enforceable against the Acquiring Trust, on behalf of each Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization, moratorium or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(c)The execution and delivery of this Agreement by the Acquiring Trust on behalf of each Acquiring Fund did not, and the performance by the Acquiring Trust, on behalf of each Acquiring Fund, of its obligations hereunder will not, violate the Trust Instrument or Bylaws.

(d)No consent, approval, authorization or order of any Delaware state governmental authority is required for the consummation by the Acquiring Trust, on behalf of any Acquiring Fund, of the transactions contemplated by this Agreement, except such as may be required under state securities or blue sky laws or such as have been obtained.

(e)Assuming that a consideration not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued for transfer to the Acquired Fund Shareholders as provided by the Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and fully paid and nonassessable shares of the applicable class or type identified on Schedule A of beneficial interest in each Acquiring Fund.

In rendering such opinion, Morris, Nichols, Arsht & Tunnell LLP may assume all conditions precedent set forth in the Agreement have been satisfied and may include other customary assumptions and qualifications for opinions of this type, including without limitation, customary enforceability assumptions. In addition, such counsel need not express an opinion with respect to any provisions of the Agreement to the extent that such provisions purport to bind or limit the trustees of the Acquiring Trust in the exercise of their fiduciary duties or to bind parties not a signatory to the Agreement.

7.5Each Acquired Fund shall have received a favorable opinion of counsel to each Acquiring Fund, dated the Closing Date, with such assumptions and limitations as shall be in the opinion of counsel to each Acquiring Fund appropriate to render the opinions expressed therein, and in a form reasonably satisfactory to the Acquired Fund, to the following effect:

(a)The Acquiring Trust is registered with the Commission as an investment company under the 1940 Act.

(b)The execution and delivery of this Agreement by the Acquiring Trust on behalf of each Acquiring Fund did not, and the performance by the Acquiring Trust and each Acquiring Fund of their obligations hereunder will not, violate any provision of any agreement specified in a Certificate of Officer, or result in the acceleration of any obligation or the imposition of any penalty under any such agreement, or any judgment, or decree to which the Acquiring Trust or an Acquiring Fund is a party, or by which it is bound, specified in the aforementioned Certificate of Officer.

(c)No consent, approval, authorization or order of any federal governmental authority is required for the consummation by the Acquiring Trust or an Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under state securities or blue sky laws or such as have been obtained.

(d)The Registration Statement has become effective and, to the knowledge of such counsel, no stop order suspending the effectiveness thereof has been issued.

7.6Before the Closing, the Acquiring Trust’s Board shall have authorized the issuance of, and each Acquiring Fund shall have issued, the Initial Share to Victory Capital or its affiliate to vote on the investment management, distribution and service plan and other agreements and plans referred to in

Section 7.7 as may be required by applicable law and to take whatever action it may be required to take as each Acquiring Fund’s sole shareholder.

7.7The Acquiring Trust, on each Acquiring Fund’s behalf, shall have entered into, or adopted, as appropriate, an investment management contract, a distribution and service plan pursuant to Rule 12b-1 under the 1940 Act (if any), and other agreements and plans necessary for Acquiring Fund’s operation as a series of an open-end management investment company. Each such contract, plan, and agreement shall have been approved by the Acquiring Trust’s Board (after satisfaction of the condition set forth in Section 8.6 regarding board composition) and, to the extent required by law (as interpreted by Commission staff positions), by its trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Acquiring Trust, and by Victory Capital or its affiliate as the Acquiring Fund’s sole shareholder.

7.8The Acquiring Trust agrees that for a period of three (3) years after the Closing Date of each Reorganization, the Acquiring Trust will maintain the composition of its Board of Trustees so that at least 75% of the board members of the Acquiring Trust (or any successor) are not “interested persons” (as defined in the 1940 Act) of Victory Capital; and Victory Capital agrees that for a period of two (2) years after the Closing Date of each Reorganization, neither Victory Capital nor any of its affiliates (or any entity which will act as investment adviser to the Acquiring Fund or any successor thereto) has or shall have any express or implied understanding, arrangement or intention to impose an “unfair burden” (pursuant to Section 15(f) of the 1940 Act) on the Acquiring Fund (or any successor thereto) as a result of the transactions contemplated hereby.

8.FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE PARTIES.

The respective obligations of the Acquiring Trust, each Acquiring Fund, the Acquired Trust and each Acquired Fund hereunder are subject to the further conditions that on or before the Closing Date:

8.1As to each Acquired Fund, this Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding voting securities of the Acquired Fund in accordance with the provisions of the Acquired Trust Governing Documents and the requirements of applicable state law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to each corresponding Acquiring Fund.

8.2On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.3All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities) deemed necessary by the Acquired Trust, each Acquired Fund, the Acquiring Trust or each Acquiring Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of an Acquiring Fund or an Acquired Fund.

8.4The Registration Statement shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5The registration statement of the Acquiring Trust on Form N-1A relating to shares of each Acquiring Fund shall have become effective and no stop order suspending the effectiveness thereof shall have been issued. In addition, with respect to each Acquiring Fund that issues ETF shares, the Acquiring Fund Shares shall have been approved for listing on NYSE Arca, Inc. (the “Listing Exchange”), subject to official notice of issuance, and such approval shall not have been withdrawn.

8.6The Board of Trustees of the Acquiring Trust shall consist, as of the Closing Date, of trustees at least 75% of whom are not “interested persons” (as defined in the 1940 Act) of Victory Capital (or any successor investment adviser to the Acquiring Fund), in compliance with Section 15(f) of the 1940 Act.

8.7The Acquired Trust, on behalf of each Acquired Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, shall have agreed on the number of full and, where applicable, fractional Acquiring Fund shares of each applicable class or type to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.1.

8.8With respect to each Reorganization, the Acquiring Trust, on behalf of each Acquiring Fund, and the applicable Acquired Trust, on behalf of each Acquired Fund, each shall have received an opinion of Sidley Austin LLP, as U.S. federal income tax counsel to the Acquiring Trust and the Acquired Trust, substantially to the effect that, based on certain facts, assumptions and representations of the parties, for U.S. federal income tax purposes:

(a)(i) the transfer of all of the assets of each Acquired Fund (“Assets”) solely in exchange for the corresponding Acquiring Fund Shares (including fractional shares) and the assumption by the corresponding Acquiring Fund of the Liabilities followed by the distribution of the Acquiring Fund Shares to the Acquired Fund Shareholders, and (ii) the dissolution, liquidation and termination of the Acquired Fund, all pursuant to the Agreement, will constitute a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code, and the corresponding Acquiring Fund and the Acquired Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(b)no gain or loss will be recognized by an Acquiring Fund upon the receipt of the Assets of the corresponding Acquired Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities;

(c)no gain or loss will be recognized by an Acquired Fund upon the transfer of the Assets of the Acquired Fund to the corresponding Acquiring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities or upon the distribution of the Acquiring Fund Shares to the Acquired Fund Shareholders followed by the complete dissolution, liquidation and termination of the Acquired Fund;

(d)no gain or loss will be recognized by Acquired Fund Shareholders upon the receipt of their corresponding Acquiring Fund Shares pursuant to the Reorganization;

(e)the aggregate tax basis of Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund Shares exchanged therefor by such shareholder;

(f)the holding period of the Acquiring Fund Shares to be received by each Acquired Fund Shareholder pursuant to the Reorganization will include the period during which the Acquired Fund Shares exchanged therefor were held by such shareholder, provided such Acquired Fund Shares are held as capital assets at the time of the Reorganization;

(g)the tax basis of the Assets acquired by each Acquiring Fund will be the same as the tax basis of such Assets to the corresponding Acquired Fund immediately before the Reorganization; and

(h)the holding period of the Assets in the hands of the Acquiring Fund will include the period during which those Assets were held by the corresponding Acquired Fund.

Such opinion shall be based on customary assumptions and such representations as Sidley Austin LLP may reasonably request, and each of the applicable Acquired Trust, on behalf of each Acquired Fund, and the Acquiring Trust, on behalf of each Acquiring Fund, will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, including Section 8.10, neither the corresponding Acquiring Fund nor the corresponding Acquired Fund may waive the conditions set forth in this paragraph 8.8.

8.9All of the conditions to the closing of the transactions contemplated by the Agreement and Plan of Merger, dated August 25, 2026 (as amended and in effect from time to time, the “Merger Agreement”), by and among Victory Capital Holdings, Inc., Fortify Holdings 1, Inc., Fortify Holdings 2, LLC, GC Ferry Parent, L.P. and GC Ferry Holdings, Inc. shall have been satisfied or waived and the closing of the transactions contemplated by the Merger Agreement shall occur simultaneously with the Closing on the Closing Date.

8.10At any time prior to the Closing, any of the foregoing conditions of this Section 8 (except for Section 8.1 and Section 8.8) may, only to the extent permitted by applicable law, be jointly waived by the Board of Trustees of the Acquired Trust and the Board of Trustees of the Acquiring Trust, if, in the judgment of the Board of Trustees of the Acquired Trust, such waiver will not have a material adverse effect on the interests of the shareholders of an Acquired Fund and, if, in the judgment of the Board of Trustees of the Acquiring Trust, such waiver will not have a material adverse effect on the interests of the shareholders of an Acquiring Fund. The failure of either party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of either party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

9.BROKERAGE FEES; EXPENSES.

9.1Each of the Acquired Trust, the Acquired Funds, the Acquiring Trust and the Acquiring Funds represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker’s or finder’s or other similar fee or commission arising out of the transactions contemplated by this Agreement.

9.2Expenses.

(a)Victory Capital and First Eagle agree to share the costs and expenses incurred by the Acquiring Trust, the Acquiring Funds, the Acquired Trust, and the Acquired Funds in connection with the transactions contemplated by this Agreement. Victory Capital and First Eagle agree that all such costs and expenses shall be paid prior to Closing to the extent such costs and expenses have been submitted for payment two weeks prior to Closing and promptly after Closing in all other cases. No Acquiring Trust, Acquiring Fund, Acquired Trust or Acquired Fund will under any circumstances incur any costs or expenses in connection with the transactions contemplated by this Agreement, including, but not limited to, costs incurred in connection with soliciting shareholder approvals, legal expenses (including fees and expenses of independent legal counsel to the trustees of the Acquired Trust and the Acquiring Trust who are not “interested persons” (as defined in the 1940 Act)), trustees fees, brokerage expenses that are incurred solely as a result of the transactions and not in connection with the ordinary course investment management of the Acquired Fund or Acquiring Fund, payment of termination charges or other charges under any contract of the Acquired Trust or any Acquired Fund, or any other costs or expenses incurred in connection with the transactions contemplated by this Agreement.

(b)Victory Capital agrees that it will pay or reimburse the Acquiring Trust and each Acquiring Fund for all costs and expenses of the Acquiring Trust and each Acquiring Fund incurred in connection with the transactions contemplated by this Agreement if the Closing does not occur for any reason, including if this Agreement is terminated pursuant to Section 11;

provided, however, that if the Closing fails to occur solely and directly as a result of a material breach by First Eagle or the Acquired Trust of their respective obligations under this Agreement, First Eagle shall reimburse Victory Capital for any amounts paid by Victory Capital pursuant to this sentence.

(c)First Eagle agrees that it will pay or reimburse the Acquired Trust and each Acquired Fund for all costs and expenses of the Acquired Trust and each Acquired Fund incurred in connection with the transactions contemplated by this Agreement if the Closing does not occur for any reason, including if this Agreement is terminated pursuant to Section 11; provided, however, that if the Closing fails to occur solely and directly as a result of a material breach by Victory Capital or the Acquiring Trust of their respective obligations under this Agreement, or as a result of a termination of the Merger Agreement arising from Victory Capital’s material breach thereof, Victory Capital shall reimburse First Eagle for any amounts paid by First Eagle pursuant to this sentence.

(d)This Section 9.2 shall survive the Closing and any termination of this Agreement pursuant to Section 11.

10.ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

10.1This Agreement supersedes all previous correspondence and oral communications among the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter and may not be changed except in accordance with Section 13.

10.2The representations, warranties and covenants contained in this Agreement or in any other document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except Sections 1.1, 1.4, 1.5, 1.6, 1.7, 9 (subject to Section 9.2(d)), 14 and 15 which shall survive for two (2) years after the Closing Date and Sections 4.1(i) and 4.1(j) and Sections 5.5, 5.11 and 5.12, which shall survive for the applicable statutory period of limitations for assessments of tax deficiencies. Notwithstanding the foregoing, Section 7.8 shall survive for the periods stated therein, and the continuing rights and obligations under Section 1.1(b) shall survive as provided therein.

11.TERMINATION.

11.1This Agreement may be terminated by an Acquired Trust, on behalf of an Acquired Fund, or the Acquiring Trust, on behalf of an Acquiring Fund, at any time prior to the Closing Date of the Reorganization of such Acquired Fund or Acquiring Fund, provided that the Board of Trustees of the Acquiring Trust or the Acquired Trust, as appropriate determines, in good faith, and in a manner consistent with its fiduciary duties, that this Agreement, and the transactions contemplated thereby, are no longer in the best interests of the shareholders of such Acquiring Fund or Acquired Fund. This Agreement shall terminate in the event of the termination of the Merger Agreement in accordance with its terms.

11.2If this Agreement is terminated pursuant to and in accordance with Section 11.1, then the termination shall be without liability of any party; provided however that if the termination shall result from the material breach by a party of a covenant or agreement of such party contained in this Agreement, then such party responsible for the material breach shall be fully liable for any and all reasonable costs and expenses (including reasonable counsel fees and disbursements) sustained or incurred by the non-breaching party.

11.3In the event of the termination of this Agreement and abandonment of the transactions contemplated hereby pursuant to this Section 11, except as otherwise provided herein, this Agreement shall become void and have no effect except that (a) Sections 9.1, 9.2, 14 and 15 shall survive for two (2) years after any termination of this Agreement, and (b) notwithstanding anything to the contrary contained in this Agreement, no party shall be relieved or released from any liability or damages arising out of any breach of any provision of this Agreement by any party prior to the date of termination.

12.TRANSFER TAXES.

Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the corresponding Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

13.AMENDMENTS.

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquiring Trust and the Acquired Trust; provided, however, that no amendment, modification or supplement of Section 7.7, 7.8 or 9.2 shall be effective against Victory Capital or First Eagle without its written consent; and provided further that following the shareholders’ meeting called by the Acquired Funds pursuant to Section 5.2 no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to shareholders of the Acquired Funds under this Agreement to the detriment of such shareholders without their further approval.

14.NOTICES.

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered or transmitted by facsimile, electronic delivery, personal service (including by overnight courier) or certified mail addressed to:

Acquired Trust

c/o First Eagle Investment Management, LLC 1345 Avenue of Americas, 48th Floor

New York, NY 10105 Attention: Legal Department

Acquiring Trust

c/o Victory Capital Management Inc. 15935 La Cantera Parkway

San Antonio, TX 78257 Attention: Legal Department

or to any other address that an Acquired Trust or the Acquiring Trust shall have last designated by notice to the other party.

15.MISCELLANEOUS.

15.1The article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3This Agreement shall be governed by and construed in accordance with the domestic substantive laws of the State of Delaware, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

15.4This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.5All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

15.6Copies of the organizational filings of each Acquired Trust, to which reference is hereby made, are on file with the appropriate authorities of its jurisdiction of organization to the extent required by applicable law. This Agreement was executed or made by or on behalf of the Acquired Trust and the Acquired Funds by the Trustees or officers of the Acquired Trust as Trustees or officers and not individually and the obligations of this Agreement are not binding upon any of them or the shareholders of the Acquired Funds individually but are binding only upon the assets and property of the Acquired Trust or upon the assets belonging to the series or class for the benefit of which the Trustees have caused this Agreement to be made.

15.7A copy of the Acquiring Trust’s Certificate of Trust, to which reference is hereby made, is on file at the office of the Secretary of State of the State of Delaware and elsewhere as required by law. This Agreement was executed or made by or on behalf of the Acquiring Trust and the Acquiring Funds by the Trustees or officers of the Acquiring Trust as Trustees or officers and not individually and the obligations of this Agreement are not binding upon any of them or the shareholders of the Acquiring Funds individually but are binding only upon the assets and property of the Acquiring Trust or upon the assets belonging to the series or class for the benefit of which the Trustees have caused this Agreement to be made.

15.8It is expressly agreed that the obligations of the Acquiring Funds hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents, or employees of the Acquiring Trust personally, but shall bind only the Acquiring Trust property of the Acquiring Funds, as provided in the Trust Instrument. The execution and delivery of this Agreement have been authorized by the Board of Trustees of the Acquiring Trust on behalf of the Acquiring Funds and signed by authorized officers of the Acquiring Trust, acting as such. Neither the authorization by the Board of Trustees of the Acquiring Trust nor the execution and delivery by such officer shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Acquiring Trust property of the Acquiring Funds as provided in the Trust Instrument.

15.9It is expressly agreed that the obligations of each Acquired Fund hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents, or employees of the Acquired Trust personally, but shall bind only the Acquired Trust property of the Acquired Funds, as provided in the Acquired Trust Governing Documents. The execution and delivery of this Agreement have been authorized by the Board of Trustees of the Acquired Trust on behalf of the Acquired Funds and signed by authorized officers of the Acquired Trust, acting as such. Neither the authorization by the Board of Trustees of the Acquired Trust nor the execution and delivery by such officer shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Acquired Trust property of the Acquired Funds as provided in the Acquired Trust Governing Documents.

[Signature Page Follows]

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its duly authorized officer.

VICTORY PORTFOLIOS V,

on behalf of each of its series listed on Schedule A, individually and not jointly

By:

Name: Thomas Dusenberry

Title: President

FIRST EAGLE FUNDS, on behalf of each of its series listed on Schedule A, individually and not jointly

By:

Name: Mehdi Mahmud

Title: President

FIRST EAGLE COMPLETION FUND TRUST, on behalf of the series listed on Schedule A, individually and not jointly

By:

Name: Mehdi Mahmud

Title: President

FIRST EAGLE ETF TRUST, on behalf of each of its series listed on Schedule A, individually and not jointly

By:

Name: Mehdi Mahmud

Title: President

DIAMOND HILL FUNDS, on behalf of each of its series listed on Schedule A, individually and not jointly

By:

Name: Mehdi Mahmud

Title: President

For purposes of Sections 7.7, 7.8 and 9.2 only:

VICTORY CAPITAL MANAGEMENT INC.

By:

Name: Michael Policarpo

Title: President, Chief Financial Officer

and Chief Administrative Officer

For purposes of Section 9.2 only:

FIRST EAGLE INVESTMENT MANAGEMENT, LLC

By:

Name: Mehdi Mahmud

Title: President and Chief Executive Officer

SCHEDULE A

Acquired Fund, Acquired Trust and corresponding	Acquiring Fund, Acquiring Trust and corresponding
Shares	Shares
First Eagle Global Fund	Victory First Eagle Global Fund
First Eagle Funds	Victory Portfolios V
Class A, Class C, Class I, Class R6	Class A, Class C, Class Y, Class R6
First Eagle Overseas Fund	Victory First Eagle Overseas Fund
First Eagle Funds	Victory Portfolios V
Class A, Class C, Class I, Class R6	Class A, Class C, Class Y, Class R6
First Eagle U.S. Fund	Victory First Eagle U.S. Fund
First Eagle Funds	Victory Portfolios V
Class A, Class C, Class I, Class R6	Class A, Class C, Class Y, Class R6
First Eagle Gold Fund	Victory First Eagle Gold Fund
First Eagle Funds	Victory Portfolios V
Class A, Class C, Class I, Class R6	Class A, Class C, Class Y, Class R6
First Eagle Global Balanced Fund	Victory First Eagle Global Balanced Fund
First Eagle Funds	Victory Portfolios V
Class A, Class C, Class I, Class R6	Class A, Class C, Class Y, Class R6
First Eagle Rising Dividend Fund	Victory First Eagle Rising Dividend Fund
First Eagle Funds	Victory Portfolios V
Class A, Class C, Class I, Class R6	Class A, Class C, Class Y, Class R6
First Eagle Small Cap Opportunity Fund	Victory First Eagle Small Cap Opportunity Fund
First Eagle Funds	Victory Portfolios V
Class A, Class C, Class I, Class R6	Class A, Class C, Class Y, Class R6
First Eagle U.S. Smid Cap Opportunity Fund	Victory First Eagle U.S. Smid Cap Opportunity Fund
First Eagle Funds	Victory Portfolios V
Class A, Class I, Class R6	Class A, Class Y, Class R6
First Eagle High Yield Municipal Fund	Victory First Eagle High Yield Municipal Fund
First Eagle Funds	Victory Portfolios V
Class A, Class C, Class I, Class R6	Class A, Class C, Class Y, Class R6
First Eagle Short Duration High Yield Municipal Fund	Victory First Eagle Short Duration High Yield
First Eagle Funds	Municipal Fund
Class A, Class C, Class I, Class R6	Victory Portfolios V
Class A, Class C, Class Y, Class R6
First Eagle Core Plus Municipal Fund	Victory First Eagle Core Plus Municipal Fund
First Eagle Funds	Victory Portfolios V
Class A, Class C, Class I, Class R6	Class A, Class C, Class Y, Class R6
First Eagle High Yield Municipal Completion Fund	Victory First Eagle High Yield Municipal Completion
First Eagle Completion Fund Trust	Fund
Shares not designated by class	Victory Portfolios V
Shares not designated by class
Diamond Hill Small Cap Fund	Victory Diamond Hill Small Cap Fund
Diamond Hill Funds	Victory Portfolios V
Investor, Class I, Class Y	Class A, Class Y, Class R6
Diamond Hill Small-Mid Cap Fund	Victory Diamond Hill Small-Mid Cap Fund
Diamond Hill Funds	Victory Portfolios V
Investor, Class I, Class Y	Class A, Class Y, Class R6
Diamond Hill Mid Cap Fund	Victory Diamond Hill Mid Cap Fund
Diamond Hill Funds	Victory Portfolios V
Investor, Class I, Class Y	Class A, Class Y, Class R6
Diamond Hill Large Cap Fund	Victory Diamond Hill Large Cap Fund
Diamond Hill Funds	Victory Portfolios V
Investor, Class I, Class Y	Class A, Class Y, Class R6

Acquired Fund, Acquired Trust and corresponding	Acquiring Fund, Acquiring Trust and corresponding
Shares	Shares
Diamond Hill Select Fund	Victory Diamond Hill Select Fund
Diamond Hill Funds	Victory Portfolios V
Investor, Class I, Class Y	Class A, Class Y, Class R6
Diamond Hill Long-Short Fund	Victory Diamond Hill Long-Short Fund
Diamond Hill Funds	Victory Portfolios V
Investor, Class I, Class Y	Class A, Class Y, Class R6
Diamond Hill Short Duration Income Fund	Victory Diamond Hill Short Duration Income Fund
Diamond Hill Funds	Victory Portfolios V
Class A, Class C, Class I, Class Y	Class A, Class C, Class Y, Class R6

Diamond Hill Core Bond Fund	Victory Diamond Hill Core Bond Fund
Diamond Hill Funds	Victory Portfolios V
Class A, Class C, Class I, Class Y	Class A, Class C, Class Y, Class R6
Diamond Hill Core Plus Bond Fund	Victory Diamond Hill Core Plus Bond Fund
Diamond Hill Funds	Victory Portfolios V
Investor, Class I, Class Y	Class A, Class Y, Class R6
First Eagle Mid Cap Equity ETF	Victory First Eagle Mid Cap Equity ETF
First Eagle ETF Trust	Victory Portfolios V
ETF shares	ETF shares
First Eagle US Equity ETF	Victory First Eagle US Equity ETF
First Eagle ETF Trust	Victory Portfolios V
ETF shares	ETF shares
First Eagle Small Cap Equity ETF	Victory First Eagle Small Cap Equity ETF
First Eagle ETF Trust	Victory Portfolios V
ETF shares	ETF shares
First Eagle Core Municipal ETF	Victory First Eagle Core Municipal ETF
First Eagle ETF Trust	Victory Portfolios V
ETF shares	ETF shares
Diamond Hill Large Cap Concentrated ETF	Victory Diamond Hill Large Cap Concentrated ETF
Diamond Hill Funds	Victory Portfolios V
ETF shares	ETF shares

SCHEDULE B
Fiscal Year End / Acquired Fund
Acquired Fund and Acquired Trust	Auditor / Acquiring Fund Custodian
First Eagle Global Fund	October 31
First Eagle Funds	Auditor: [ ]
Custodian: JPMorgan Chase Bank,
N.A.
First Eagle Overseas Fund	October 31
First Eagle Funds	Auditor: [ ]
Custodian: JPMorgan Chase Bank,
N.A.
First Eagle U.S. Fund	October 31
First Eagle Funds	Auditor: [ ]
Custodian: JPMorgan Chase Bank,
N.A.
First Eagle Gold Fund	October 31
First Eagle Funds	Auditor: [ ]
Custodian: JPMorgan Chase Bank,
N.A.
First Eagle Global Balanced Fund	October 31
First Eagle Funds	Auditor: [ ]
Custodian: JPMorgan Chase Bank,
N.A.
First Eagle Rising Dividend Fund	October 31
First Eagle Funds	Auditor: [ ]
Custodian: JPMorgan Chase Bank,
N.A.
First Eagle Small Cap Opportunity Fund	October 31
First Eagle Funds	Auditor: [ ]
Custodian: JPMorgan Chase Bank,
N.A.
First Eagle U.S. Smid Cap Opportunity Fund	October 31
First Eagle Funds	Auditor: [ ]
Custodian: JPMorgan Chase Bank,
N.A.
First Eagle High Yield Municipal Fund	October 31
First Eagle Funds	Auditor: [ ]
Custodian: JPMorgan Chase Bank,
N.A.
First Eagle Short Duration High Yield Municipal Fund	October 31
First Eagle Funds	Auditor: [ ]
Custodian: JPMorgan Chase Bank,
N.A.
First Eagle Core Plus Municipal Fund	October 31
First Eagle Funds	Auditor: [ ]
Custodian: JPMorgan Chase Bank,
N.A.
First Eagle High Yield Municipal Completion Fund	October 31
First Eagle Completion Fund Trust	Auditor: [ ]
Custodian: JPMorgan Chase Bank,
N.A.

Fiscal Year End / Acquired Fund
Acquired Fund and Acquired Trust	Auditor / Acquiring Fund Custodian
Diamond Hill Small Cap Fund	December 31
Diamond Hill Funds	Auditor: [ ]
Custodian: State Street Bank and Trust
Company
Diamond Hill Small-Mid Cap Fund	December 31
Diamond Hill Funds	Auditor: [ ]
Custodian: State Street Bank and Trust
Company
Diamond Hill Mid Cap Fund	December 31
Diamond Hill Funds	Auditor: [ ]
Custodian: State Street Bank and Trust
Company
Diamond Hill Large Cap Fund	December 31
Diamond Hill Funds	Auditor: [ ]
Custodian: State Street Bank and Trust
Company
Diamond Hill Select Fund	December 31
Diamond Hill Funds	Auditor: [ ]
Custodian: State Street Bank and Trust
Company
Diamond Hill Long-Short Fund	December 31
Diamond Hill Funds	Auditor: [ ]
Custodian: State Street Bank and Trust
Company
Diamond Hill Short Duration Income Fund	December 31
Diamond Hill Funds	Auditor: [ ]
Custodian: State Street Bank and Trust
Company

Diamond Hill Core Bond Fund	December 31
Diamond Hill Funds	Auditor: [ ]
Custodian: State Street Bank and Trust
Company
December 31
Auditor: [ ]
Diamond Hill Core Plus Bond Fund	Custodian: State Street Bank and Trust
Diamond Hill Funds	Company
October 31
Auditor: [ ]
First Eagle Mid Cap Equity ETF	Custodian: JPMorgan Chase Bank,
First Eagle ETF Trust	N.A.
October 31
First Eagle US Equity ETF	Auditor: [ ]
Custodian: JPMorgan Chase Bank,
First Eagle ETF Trust	N.A.
October 31
Auditor: [ ]
First Eagle Small Cap Equity ETF	Custodian: JPMorgan Chase Bank,
First Eagle ETF Trust	N.A.
October 31
First Eagle Core Municipal ETF	Auditor: [ ]
Custodian: JPMorgan Chase Bank,
First Eagle ETF Trust	N.A.
A-30
Fiscal Year End / Acquired Fund
Acquired Fund and Acquired Trust	Auditor / Acquiring Fund Custodian
December 31
Auditor: [ ]
Diamond Hill Large Cap Concentrated ETF	Custodian: State Street Bank and Trust
Diamond Hill Funds	Company

EXHIBIT A-2

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

FIRST EAGLE GLOBAL REAL ASSETS FUND

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of __________

__, 2026, by and among Victory Portfolios V, a Delaware statutory trust (the “Acquiring Trust”), on behalf of its series, Victory First Eagle Global Real Assets Fund (the “Acquiring Fund”), First Eagle Funds, a Delaware statutory trust (the “Acquired Trust”), on behalf of its series, First Eagle Global Real Assets Fund (the “Acquired Fund”), and, for purposes of Sections 7.7, 7.8 and 9.2 only, Victory Capital Management Inc. (“Victory Capital”) and, for purposes of Section 9.2 only, First Eagle Investment Management, LLC (“First Eagle”). The capitalized terms used herein shall have the meanings ascribed to them in this Agreement.

“Acquired Fund Shares” and “Acquiring Fund Shares” include the applicable Class A, Class I, Class Y and Class R6 shares, in each case only as specified on Schedule A. “Acquired Trust Governing Documents” means the Acquired Trust’s declaration of trust and by-laws, in each case as amended and in effect from time to time. “Trust Instrument” means the Acquiring Trust’s trust instrument or agreement and declaration of trust, as amended and in effect from time to time.

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”). With respect to the Acquired Fund and the Acquiring Fund, the reorganization, including the transactions described below, (the “Reorganization”) will consist of, in accordance with the terms and conditions set forth in this Agreement:

1)the transfer of all of the Acquired Assets (as hereinafter defined) of the Acquired Fund in exchange solely for full and, where applicable, fractional shares of beneficial interest of the Acquiring Fund, of the applicable class identified on Schedule A (the “Acquiring Fund Shares”), having the par value, if any, specified in the Acquiring Trust’s governing documents;

2)the assumption by the Acquiring Fund of all of the Liabilities (as hereinafter defined) of the Acquired Fund;

3)as consideration therefor, the distribution, immediately after the closing date provided in Section 3.1 (the “Closing Date”), of the Acquiring Fund Shares of each applicable class pro rata to the Acquired Fund Shareholders (as hereinafter defined) holding the corresponding class of shares of the Acquired Fund identified on Schedule A, all upon the terms and conditions hereinafter set forth in this Agreement; and

4)the filing of the Tax Election (as hereinafter defined).

WHEREAS, the Acquired Fund and the Acquiring Fund is a separate series of a registered investment company classified as an open-end management company under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, the Acquired Fund holds, or may hold on the Closing Date, certain securities that are restricted as to transfer, or the transfer of which would require a license or other authorization, as a result of sanctions administered or enforced by the U.S. Department of the Treasury’s Office of Foreign Assets Control (“OFAC”) or other relevant sanctions authority (such securities, together with any dividends, interest, distributions or other proceeds in respect thereof that are subject to the same restrictions, the “Residual Restricted Securities”);

WHEREAS, the Acquiring Fund shall have purchased one or more Class I shares of the Acquired Fund at or prior to the Valuation Date (as defined in Section 2.3);

WHEREAS, the Board of Trustees of the Acquiring Trust has determined that the exchange of all of the Acquired Assets of the Acquired Fund for the Acquiring Fund Shares and the assumption of all of the Liabilities of the Acquired Fund by the Acquiring Fund on the terms and conditions hereinafter set forth are in the best interests of the Acquiring Fund and that the interests of the Acquiring Fund’s existing shareholders will not be diluted as a result of the transactions contemplated hereby; and

WHEREAS, the Board of Trustees of the Acquired Trust has determined that the Reorganization is in the best interests of the Acquired Fund and its shareholders and that the interests of the Acquired Fund’s existing shareholders will not be diluted as a result of the transactions contemplated herein;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto, intending to be legally bound, covenant and agree as follows:

1.TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND THE ACQUIRING FUND SHARES; TAX ELECTION.

1.1Subject to the terms and conditions hereof and on the basis of the representations and warranties contained herein:

(a)The Acquired Fund will assign, convey, deliver and otherwise transfer to the Acquiring Fund, and the Acquiring Fund will acquire, on the Closing Date, all of the properties and assets, excluding the Residual Restricted Securities, of the Acquired Fund as set forth in Section 1.2 (the “Acquired Assets”).

(b)In consideration therefor, the Acquiring Fund shall, on the Closing Date, (i) issue and deliver to the Acquired Fund, as applicable, that number of full and, where applicable, fractional shares of a corresponding class of the Acquiring Fund, having a net asset value equal to (x) the net asset value of, as applicable, shares of the corresponding class of the Acquired Fund identified on Schedule A, less (y) the net asset value of the shares of such class of the Acquired Fund, if any, held by the Acquiring Fund, in each case computed in the manner and as of the time and date set forth in Section 2.2, as follows:

Acquired Fund Shares	Acquiring Fund Class
Class A	Class A
Class I	Class Y
Class R6	Class R6

and (ii) assume all of the liabilities, debts, obligations and duties of the Acquired Fund existing on the Closing Date, whether absolute or contingent, accrued or unaccrued, known or unknown, including, without limitation, the Acquired Fund’s obligations to indemnify the trustees and officers of the Acquired Trust under the Acquired Trust Governing Documents (collectively, “Liabilities”). Such transactions shall take place at the closing provided for in Section 3 (the “Closing”). The Acquiring Trust, on behalf of the Acquiring Fund, agrees that all rights to indemnification and all limitations of liability existing in favor of the Acquired Trust’s current and former trustees and officers, acting in their capacities as such, with respect to the Acquired Fund, under the Acquired Trust Governing Documents as in effect as of the date of this Agreement, shall survive the Reorganization as obligations of the Acquiring Fund and shall continue in full force and effect, without any amendment thereto, and shall constitute rights which may be asserted against the Acquiring Fund and Acquiring Trust and its successors or assigns.

(c)Upon consummation of the transactions described in Sections 1.1(a) and (b), the Acquired Fund shall distribute (or cause its transfer agent to distribute) the Acquiring Fund Shares received by it to the holders of record of Acquired Fund Shares, other than the Acquiring Fund, as of the Closing Date (the “Acquired Fund Shareholders”). Each Acquired Fund Shareholder shall receive, in respect of each applicable class of Acquired Fund Shares held, a number of full and, where applicable, fractional Acquiring Fund Shares of the corresponding class (as identified on Schedule A) equal in aggregate net asset value to the aggregate net asset value of such shareholder’s Acquired Fund Shares of such class as of the Closing Date, as determined pursuant to Section 2. The aggregate net asset value of the Acquiring Fund Shares received by each Acquired Fund Shareholder shall equal the aggregate net asset value of the Acquired Fund Shares surrendered by such shareholder.

1.2The Acquired Assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all cash, cash equivalents, securities, instruments, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries), dividends and interest receivable, receivables for shares sold and all other properties and assets of any nature whatsoever which are owned by the Acquired Fund on the Closing Date and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date; provided, however, that the Acquired Assets shall not include the Residual Restricted Securities.

1.3The Acquired Fund will endeavor to discharge all of its known Liabilities, including for this purpose any obligations that are or will become due prior to the Closing Date, other than those incurred in the ordinary course of business that are associated with assets of the Acquired Fund to be transferred to the Acquiring Fund, prior to Closing. Any such liabilities incurred prior to the Closing Date in the ordinary course of business that are associated with the assets of the Acquired Fund to be transferred to the Acquiring Fund not so discharged and existing at Closing shall be assumed by the Acquiring Fund. Any reporting responsibility of the Acquired Fund to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission (the “SEC” or the “Commission”), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility for so long as the Acquired Fund continues in existence.

1.4As provided in Section 3.4, as soon after the Closing Date as practicable, the Acquired Fund will distribute (or cause its transfer agent to distribute) pro rata to its shareholders of record other than the Acquiring Fund the Acquiring Fund Shares of the corresponding class identified on Schedule A received by the Acquired Fund, as contemplated by Section 1.1. The date of such distribution shall be referred to herein as the “Distribution Date”. Such distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund. The Acquiring Fund shall not be obligated to issue certificates representing the Acquiring Fund Shares in connection with such exchange. For the avoidance of doubt, and as contemplated by Section 1.1 and this Section 1.4: (A) the Residual Restricted Securities are not Acquired Assets for purposes of this Agreement; (B) the Acquiring Fund is not an Acquired Fund Shareholder of the Acquired Fund for purposes of this Agreement; (C) the Acquiring Fund shall not receive Acquiring Fund Shares in the Reorganization; and (D) the Acquired Fund Shares held by the Acquiring Fund shall remain on the books and records of the Acquired Fund following the completion of the actions contemplated by this Section 1.4. Accordingly, upon the completion of the actions contemplated by this Section 1.4, the Acquiring Fund shall be the sole shareholder of the Acquired Fund, the Acquired Fund shall be a wholly-owned subsidiary of the Acquiring Fund, and the sole assets of the Acquired Fund shall be the Residual Restricted Securities. Effective as of the day after the Closing Date, the Acquired Fund shall elect to be disregarded as separate from the Acquiring Fund for U.S. federal income tax purposes by filing an IRS Form 8832 (the “Tax Election”).

1.5With respect to the Acquiring Fund Shares distributable pursuant to Section 1.4 to an Acquired Fund Shareholder holding a certificate or certificates for shares of the Acquired Fund, if any, on the Valuation Date (as defined in Section 2.3), the Acquiring Fund will not permit such shareholder to receive Acquiring Fund Share certificates therefor, exchange such Acquiring Fund Shares for shares of other series of the Acquiring Trust, effect an account transfer of such Acquiring Fund Shares, or pledge or redeem such Acquiring Fund Shares until the Acquiring Fund has been notified by the

Acquired Fund or its agent that such Acquired Fund Shareholder has surrendered all his or her outstanding certificates for Acquired Fund Shares or, in the event of lost certificates, posted adequate bond.

1.6Any reporting responsibility of the Acquired Fund for periods ending prior to the Closing Date is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date and thereafter.

1.7Any and all obligations or liabilities arising under or in respect of this Agreement shall be those of the Acquired Fund or the Acquiring Fund, as the case may be, and shall not otherwise be obligations or liabilities of the Acquired Trust or the Acquiring Trust, and, for clarity, under no circumstances will any other series of the Acquired Trust or the Acquiring Trust have any obligation or liability under or in respect of this Agreement or the transactions contemplated hereby.

1.8Immediately prior to the Closing, and following the satisfaction of the condition set forth in Section

7.6, the Acquiring Fund shall redeem one (1) Acquiring Fund Share (the “Initial Share”), the issuance of which was duly authorized and issued to Victory Capital or an affiliate thereof, in consideration of the payment of $10.00 (or other amount that the Board of Trustees of the Acquiring Trust determines), to vote on the investment management, distribution and service plan, and other agreements and plans and to take whatever action it may be required to take as the Acquiring Fund’s sole shareholder.

2.VALUATION.

2.1On the Closing Date, the Acquiring Fund will deliver to the Acquired Fund a number of Acquiring Fund Shares of each applicable class identified on Schedule A (including fractional shares, where applicable) having a net asset value equal to the value of the Acquired Assets acquired by the Acquiring Fund on the Closing Date plus the value of the Residual Restricted Securities retained by the Acquired Fund attributable to the corresponding class of shares of the Acquired Fund, less the value of the Liabilities of the Acquired Fund attributable to that class, and less, in the case of the corresponding class, the net asset value of the shares of such class of the Acquired Fund, if any, held by the Acquiring Fund, determined as hereafter provided in this Section 2.

2.2The value of the Acquired Fund’s net assets will be computed as of the Valuation Date (as defined in Section 2.3) using the valuation procedures for the Acquiring Fund set forth in the Acquiring Trust’s Trust Instrument and the Acquiring Fund’s currently effective prospectus and statement of additional information (collectively, as amended or supplemented from time to time, the “Acquiring Fund Prospectus”), in each case as in effect on the Valuation Date following the effectiveness of the registration statement referred to in Section 8.5.

2.3The Valuation Date shall be 4:00 p.m. Eastern time (or, if different, the time for calculation of net asset value as set forth in the Acquired Fund’s currently effective prospectus and statement of additional information) on the Closing Date, or such other date and time as may be mutually agreed upon in writing by the parties hereto (such time and date being referred to as the “Valuation Date”).

2.4The Acquiring Fund shall issue the Acquiring Fund Shares to the Acquired Fund on one share deposit receipt registered in the name of the Acquired Fund. The Acquired Fund shall distribute the Acquiring Fund Shares received by it hereunder pro rata to its shareholders of the corresponding class identified on Schedule A, as set forth in Section 1.1(b), by redelivering such share deposit receipt to the Acquiring Trust’s transfer agent, which will immediately establish the corresponding accounts or book-entry positions for such Acquired Fund Shareholders of record in accordance with written instructions furnished by the Acquired Fund; provided, that the Acquiring Fund shall not be entitled to receive any Acquiring Fund Shares in respect of its Acquired Fund Shares.

2.5The Acquired Fund shall pay or cause to be paid to the Acquiring Fund any interest, cash, cash equivalents, securities, instruments, claims or such dividends, rights and other payments received by it on or after the Closing Date with respect to the Investments (as defined below). For the avoidance of doubt, it is understood that any Residual Restricted Securities shall remain with the Acquired Fund. Any such distribution shall be deemed included in the assets transferred to the Acquiring Fund at the Closing Date and shall not be separately valued unless the securities in respect of which such distribution is made shall have gone “ex-dividend” prior to the Valuation Date, in which case any such distribution that remains unpaid at the Closing Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Fund.

2.6All computations of value shall be made by the administrator for the Acquiring Fund, in accordance with its regular practice in pricing the shares of the Acquiring Fund and assets of the Acquiring Fund using the valuation procedures set forth in the Trust Instrument and the Acquiring Fund Prospectus.

3.CLOSING AND CLOSING DATE.

3.1All acts necessary to consummate a Reorganization shall be deemed to take place simultaneously as of immediately after the close of business (4:00 p.m. ET) on _______ __, 2027, or at such other date and time to which the parties may agree (such date and time being hereinafter referred to as the “Closing Date”). The Closing shall be held at the offices of Victory Capital or at such other place as the parties may agree.

3.2On the Closing Date, such portfolio securities, except for the Residual Restricted Securities, and cash and cash equivalents of the Acquired Fund shall be delivered by the Acquired Fund to the custodian identified on Schedule B as custodian for the Acquiring Fund (the “Custodian”) for the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department’s book- entry system or by The Depository Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the 1940 Act, and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of the Custodian for the account of the Acquiring Fund.

3.3In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for the portfolio securities of the Acquired Fund (each, an “Exchange”) is closed for trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund is deemed impracticable by the Board of the Acquired Trust or Acquiring Trust, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such other date as the parties may agree.

3.4At the Closing, the Acquired Fund, or its transfer agent, shall deliver to the Acquiring Fund, or its designated agent, a list of the names and addresses of the Acquired Fund record shareholders and the number of outstanding shares of the Acquired Fund owned by each Acquired Fund Shareholder, all as of the close of business on the Valuation Date, certified by any duly elected officer of the Acquired Trust on behalf of the Acquired Fund. The Acquiring Fund will provide to the Acquired Fund evidence reasonably satisfactory to the Acquired Fund that the Acquiring Fund Shares issuable pursuant to Section 1.1 have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. On the Distribution Date, the Acquiring Fund will provide to the Acquired Fund evidence reasonably satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited pro rata to open accounts in the names of the Acquired Fund Shareholders as provided in Section 1.4.

3.5At the Closing, the Acquired Fund’s custodian shall deliver evidence that: (i) the Acquired Assets have been delivered in proper form to the Acquiring Fund as of the Closing Date, and (ii) all necessary taxes, including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, (the cost of which shall be borne as provided in Section 9.2) in conjunction with the delivery of portfolio securities. At the Closing, the Acquiring Fund’s custodian shall deliver a certificate to the Acquired Fund that all such assets have been received.

3.6At the Closing, the Acquired Fund and the Acquiring Fund shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets and assumption of liabilities contemplated by Section 1.

4.REPRESENTATIONS AND WARRANTIES.

4.1Representations and Warranties of the Acquired Trust, on behalf of the Acquired Fund.

The Acquired Trust, on behalf of the Acquired Fund, represents and warrants the following to the Acquiring Trust and the Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)The Acquired Trust is a statutory trust duly organized and validly existing under the laws of the State of Delaware and has power to own all of its properties and assets and to carry out its obligations under this Agreement. The Acquired Trust is not required to qualify as a foreign entity in any jurisdiction. The Acquired Trust and the Acquired Fund each has all necessary federal, state and local authorizations to carry on its respective business as now being conducted.

(b)The Acquired Trust is duly registered as an investment company classified as an open-end management company under the 1940 Act, and its registration with the SEC as an investment company has not been revoked or rescinded and is in full force and effect, and the Acquired Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Acquired Trust Governing Documents and applicable law.

(c)The Acquired Fund is not in material violation of any provision of the Acquired Trust Governing Documents or any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or to which it is otherwise bound, and the execution, delivery and performance of this Agreement will not result in any such material violation or constitute a default under any of such governing document, agreement, indenture, instrument, contract, lease or other undertaking.

(d)The Acquired Fund’s current prospectus and statement of additional information (collectively, as amended or supplemented from time to time, the “Acquired Fund Prospectus”) conforms in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the “1933 Act”), the 1940 Act, and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact relating to either the Acquired Trust or the Acquired Fund required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(e)At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund’s assets to be transferred to the Acquiring Fund pursuant to Section 1.2 and will have full right, power and authority to assign, deliver and otherwise transfer the Acquired Fund’s assets, and upon delivery and payment for the Acquired Fund’s assets as contemplated herein, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the ownership or transfer thereof other than such restrictions as might arise under the 1933 Act.

(f)Except as previously disclosed to the Acquiring Trust and the Acquiring Fund in writing, no material litigation, administrative or other proceedings or investigation is presently pending or, to the knowledge of the Acquired Trust or the Acquired Fund, threatened as to the Acquired Fund or any of its properties or assets, or any known or reasonably knowable person whom the Acquired Fund may be obligated to directly or indirectly indemnify in connection with such litigation, proceedings or investigation. Neither the Acquired Trust nor the Acquired Fund knows of any facts which might form the basis for the institution of such proceedings or investigation and neither the Acquired Trust nor the Acquired Fund is known to be a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated hereby.

(g)The statements of assets and liabilities, statements of operations, statements of changes in net assets and schedules of portfolio investments (indicating their market values) of the Acquired Fund at, as of and for the fiscal periods ended on the fiscal year end listed on Schedule B (the “Fiscal Year End”), audited by the independent registered public accounting firm identified on Schedule B, independent registered public accounting firm to the Acquired Fund, copies of which have been furnished to the Acquiring Fund, fairly reflect the financial condition and results of operations of the Acquired Fund as of such date and for the period then ended in accordance with accounting principles generally accepted in the United States consistently applied. The Acquired Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets and liabilities referred to above or those incurred in the ordinary course of its business since the Fiscal Year End.

(h)Since the Fiscal Year End, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, nor any incurrence by the Acquired Fund of indebtedness for borrowed money maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and accepted by the Acquiring Fund, prior to the Closing Date. For the purposes of this clause (h), a decline in net asset value per share of Acquired Fund shares due to declines in market values of securities held by the Acquired Fund, the discharge of Acquired Fund liabilities, distributions of net income and net realized capital gains, changes in portfolio securities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change.

(i)As of the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date (giving effect to extensions) have been timely filed and such tax returns were true, correct and complete in all material respects as of the time of their filing, and all U.S. federal and other material taxes of the Acquired Fund that are due and payable have been timely paid.

(j)The Acquired Fund has not made an entity classification election under Treasury Regulations Section 301.7701-3 at any time in the sixty (60) months prior to the Closing Date. The Acquired Fund has elected to qualify and has qualified as a “regulated investment company” under the Code (a “RIC”) as of and since its first taxable year. The Acquired Fund will continue to qualify as a RIC during the taxable year that includes the Closing Date and at all times through the Closing Date. The Acquired Fund has satisfied the distribution requirements imposed by the Code for each of its taxable years closing before the Closing Date.

(k)As of the time of the Closing Date, the Acquired Fund does not have an 80% Corporate Shareholder. For this purpose, an “80% Corporate Shareholder” means a corporation for U.S. federal income tax purposes that owns shares of the Acquired Fund possessing at least 80% of the total voting power of the stock of the Acquired Fund and having a value equal to at least 80% of the total value of the stock of the Acquired Fund.

(l)The authorized capital of the Acquired Trust consists of an unlimited number of shares of beneficial interest, with the par value, if any, specified in the Acquired Trust Governing Documents, of such number of different series as the Board of Trustees of the Acquired Trust may authorize from time to time. The outstanding shares of beneficial interest of the Acquired Fund are divided into, as applicable, shares of the applicable class identified on Schedule A, each having the characteristics described in the Acquired Fund Prospectus and will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in Section 3.4 and by the Acquiring Fund as set forth herein. All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non- assessable, free and clear at the time of issuance of all liens, pledges, security interests or other encumbrances, and are and will continue to be issued in compliance with all applicable federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of the Acquired Fund are outstanding.

(m)The execution, delivery and performance of this Agreement have been duly authorized by

(i)the Board of Trustees of the Acquired Trust, which is directed by the Acquired Trust Governing Documents to oversee the affairs of the Acquired Trust and has been granted the powers necessary to carry out such responsibility, and (ii) at the time of Closing, all other necessary trust action on the part of the Acquired Trust and the Acquired Fund.

(n)Subject to shareholder approval as required by Section 8.1 hereof, this Agreement constitutes the valid and binding obligation of the Acquired Trust and the Acquired Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(o)The Acquiring Fund Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement will not be acquired for the purpose of making any distribution thereof other than to Acquired Fund Shareholders as provided in Section 1.1(c).

(p)The information relating to the Acquired Trust and the Acquired Fund furnished in writing by the Acquired Trust and the Acquired Fund to the Acquiring Trust for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby is and will be accurate and complete in all material respects and complies in all material respects with federal securities laws and regulations thereunder applicable thereto.

(q)The information regarding the Acquired Trust and the Acquired Fund that has been provided to the Acquiring Fund in writing for inclusion in the proxy statement and prospectus of the Acquired Fund (the “Prospectus/Proxy Statement”), to be included in a Registration Statement on Form N-14 of the Acquiring Trust in connection with the meeting of shareholders of the Acquired Fund to approve this Agreement and the transactions contemplated hereby (the “Registration Statement”), as of the effective date of the Registration Statement, the date of the meeting of shareholders of the Acquired Fund and the Closing Date, complies in all material respects with the 1933 Act, the Securities Exchange Act of 1934, as amended, (the “1934 Act”) and the 1940 Act. As of the effective date of the Registration Statement, the date of the meeting of shareholders of the Acquired Fund and the Closing Date, the Prospectus/Proxy Statement, including the documents contained or incorporated therein by reference, insofar as it contains information relating to the Acquired Trust or the Acquired Fund furnished to the Acquiring Trust by the Acquired Trust or the Acquired Fund or their representatives in writing for inclusion therein, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(r)There are no material contracts outstanding to which the Acquired Fund is a party, other than as disclosed in the Acquired Fund Prospectus or in the Registration Statement.

(s)No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required (i) under the 1933 Act, the 1934 Act, the 1940 Act, state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), or (ii) pursuant to sanctions administered or enforced by OFAC, the U.S. Department of State, the European Union, His Majesty’s Treasury or other relevant sanctions authority.

(t)The Acquired Fund currently complies, and during the six (6) years ending on the Closing Date has complied, in all material respects with the requirements of, and the rules and regulations under all applicable federal and state securities laws.

(u)As of both the Valuation Date and the Closing Date, the Acquired Fund will have full right, power and authority to assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities as contemplated by this Agreement, the Acquiring Fund will acquire the Investments and any such other assets subject to no encumbrances, liens or security interests in favor of any third-party creditor of the Acquired Fund, and without any restrictions upon the transfer thereof. As used in this Agreement, the term “Investments” shall mean the Acquired Fund’s investments (other than the Residual Restricted Securities) shown on the audited schedule of its portfolio investments as of the Fiscal Year End, referred to in Section 4.1(g) hereof, as supplemented with such changes as the Acquired Fund shall make after the Fiscal Year End, which changes shall be disclosed to the Acquiring Fund in an updated schedule of investments, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions as of the Closing Date.

(v)During the six years ending on the Closing Date, to the best of the Acquired Trust’s and the Acquired Fund’s knowledge, all of the issued and outstanding shares of the Acquired Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws (including any applicable exemptions therefrom), or the Acquired Fund has taken any action necessary to remedy any prior failure to have offered for sale and sold such shares in conformity with such laws.

(w)The execution and delivery of this Agreement by the Acquired Trust on behalf of the Acquired Fund did not, and the performance by the Acquired Trust and the Acquired Fund of their obligations hereunder will not, result in the acceleration of any obligation or the imposition of any penalty under any agreement listed in Part C of the Acquired Trust’s Registration Statement to which the Acquired Trust or the Acquired Fund is a party, or by which it is bound.

4.2Representations and Warranties of the Acquiring Trust and the Acquiring Fund.

The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants the following to the Acquired Trust and Acquired Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)The Acquiring Trust is a statutory trust duly organized and validly existing under the laws of the State of Delaware and has power to own all of its properties and assets and to carry out its obligations under this Agreement. The Acquiring Trust is not required to qualify as a foreign entity in any jurisdiction. The Acquiring Trust and the Acquiring Fund each has all necessary federal, state and local authorizations to carry on its respective business as now being conducted.

(b)The Acquiring Trust is duly registered as an investment company classified as an open-end management company under the 1940 Act, and its registration with the SEC as an investment company has not been revoked or rescinded and is in full force and effect, and the Acquiring Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Trust Instrument and applicable law.

(c)The Acquiring Fund is not in material violation of any provision of the Trust Instrument or currently-effective Bylaws or any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or to which it is otherwise bound, and the execution, delivery and performance of this Agreement will not result in any such material violation or constitute a default under any of such governing document, agreement, indenture, instrument, contract, lease or other undertaking.

(d)As of the Closing Date, the Acquiring Fund Prospectus will conform in all material respects to the applicable requirements of the 1933 Act, the 1940 Act, and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact relating to either the Acquiring Trust or the Acquiring Fund required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(e)No material litigation, administrative or other proceedings or investigation is presently pending or, to the knowledge of the Acquiring Trust or the Acquiring Fund, threatened as to the Acquiring Fund or any of its properties or assets, or any known or reasonably knowable person whom the Acquiring Fund may be obligated to directly or indirectly indemnify in connection with such litigation, proceedings or investigation. Neither the Acquiring Trust nor the Acquiring Fund knows of any facts which might form the basis for the institution of such proceedings or investigation and neither the Acquiring Trust nor the Acquiring Fund is known to be a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated hereby.

(f)The Acquiring Fund has not yet commenced investment operations and has no known liabilities of a material nature, contingent or otherwise (other than the Acquiring Fund’s purchase of one or more Class I shares of the Acquired Fund at or prior to the Valuation Date).

(g)The Acquiring Fund was established in order to effect the transactions described in this Agreement, and, prior to the Closing Date, will not have carried on any business activities (other than such activities as are customary to the organization of a new series of an open- end management company under the 1940 Act prior to its commencement of operations) and will not have had any liabilities and will not have held any property or have any tax attributes immediately before the Closing other than a de minimis amount of assets to facilitate its organization or maintain its legal existence and tax attributes related to holding those assets and the purchase and holding of one or more Class I shares of the Acquired

Fund at or prior to the Valuation Date pursuant to this Agreement. Assuming the accuracy of all the representations under Section 4.1(j), the Acquiring Fund will qualify as a RIC in its taxable year in which the Closing occurs and will take all steps necessary to ensure that it qualifies for treatment as a RIC under Sections 851 and 852 of the Code.

(h)The Initial Share that is redeemed under Section 1.8 was issued by the Acquiring Fund prior to the Closing solely to facilitate the organization of the Acquiring Fund as a new series of the Acquiring Trust and maintain its legal existence. Immediately following the Closing, and after giving effect to the redemption of the Initial Share pursuant to Section 1.8, the Acquired Fund Shareholders will own all of the outstanding shares of the Acquiring Fund.

(i)The authorized capital of the Acquiring Trust consists of an unlimited number of shares of beneficial interest, with the par value, if any, specified in the Acquiring Trust’s governing documents, of such number of different series as the Board of Trustees of the Acquiring Trust may authorize from time to time. As of the date of this Agreement, the Acquiring Fund has no outstanding shares of any class, except its Initial Share. As of the Closing Date, the outstanding shares of beneficial interest of the Acquiring Fund will be divided into, as applicable, shares of the applicable class identified on Schedule A, each having the characteristics described in the Acquiring Fund Prospectus. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of the Acquiring Fund are outstanding.

(j)The execution, delivery and performance of this Agreement have been duly authorized by

(i) the Board of Trustees of the Acquiring Trust, which is directed by the Trust Instrument to oversee the affairs of the Acquiring Trust and has been granted the powers necessary to carry out such responsibility, and (ii) all other necessary trust action on the part of the Acquiring Trust and the Acquiring Fund, and constitute the valid and binding obligation of the Acquiring Trust and the Acquiring Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(k)The Acquiring Fund Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued, as applicable, shares of the applicable class identified on Schedule A of beneficial interest in the Acquiring Fund, and will be fully paid and non-assessable by the Acquiring Fund and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof.

(l)The information furnished by the Acquiring Trust and the Acquiring Fund for use in no- action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby is and will be accurate and complete in all material respects and complies in all material respects with federal securities laws and regulations thereunder applicable thereto.

(m)As of the effective date of the Registration Statement, the date of the meeting of shareholders of the Acquired Fund and the Closing Date, the Prospectus/Proxy Statement, including the documents contained or incorporated therein by reference, will not, insofar as it relates to the Acquiring Trust and the Acquiring Fund, contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(n)There are no material contracts outstanding to which the Acquiring Fund is a party, other than as disclosed in the Acquiring Fund Prospectus and the Registration Statement.

(o)The books and records of the Acquiring Fund made available to the Acquired Fund and/or their counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquiring Fund.

(p)No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required (i) under the 1933 Act, the 1934 Act, the 1940 Act, state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), or (ii) pursuant to sanctions administered or enforced by OFAC, the U.S. Department of State, the European Union, His Majesty’s Treasury or other relevant sanctions authority.

(q)The Acquiring Fund currently complies, and has complied since its organization, in all material respects with the requirements of, and the rules and regulations under all applicable federal and state securities laws.

5.COVENANTS OF THE PARTIES.

5.1The Acquired Trust and the Acquiring Trust, and the Acquired Fund and the Acquiring Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that, with respect to the Acquired Fund, such ordinary course of business will include purchases and sales of portfolio securities, sales and redemptions of Acquired Fund Shares, and regular and customary periodic dividends and distributions and any other distribution that may be advisable, and with respect to the Acquiring Fund, it shall be limited to such actions as are customary to the organization of a new series prior to its commencement of investment operations and such actions as are otherwise contemplated by this Agreement.

5.2The Acquired Trust will call a meeting of the Acquired Fund shareholders as soon as reasonably practicable after the date of effectiveness of the Registration Statement, which will be held prior to the Closing Date for the purpose of (i) considering the Reorganization as herein provided, including adopting this Agreement, and (ii) taking all other action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

5.3In connection with the Acquired Fund shareholders’ meeting referred to in Section 5.2, the Acquiring Trust will prepare the Registration Statement and Prospectus/Proxy Statement for such meeting, which the Acquiring Trust will file for the registration under the 1933 Act of the Acquiring Fund Shares to be distributed to Acquired Fund’s shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act and the 1940 Act. The Acquired Trust and the Acquired Fund shall assist the Acquiring Trust and the Acquiring Fund in preparing the notice of meeting, form of proxy, and the Prospectus/Proxy Statement to be used in connection with the shareholder meeting and the Registration Statement. The Acquired Fund will also assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of shares of the Acquired Fund.

5.4Each of the Acquired Trust, the Acquired Fund, the Acquiring Trust and the Acquiring Fund will cooperate with the others, and each will furnish to the others the information relating to itself required by the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder, and any guidance of the SEC or its staff, including comments of the SEC staff regarding disclosures in the Registration Statement, to be set forth in the Registration Statement, including the Prospectus/Proxy Statement.

5.5The Acquired Fund shall cause to be timely filed (taking into account extensions) any previously unfiled tax returns required to be filed with respect to it for any taxable year ending on or before the Closing Date, and shall cause to be paid any taxes shown as due thereon. Each of the Acquired Trust and the Acquired Fund shall reasonably cooperate with the Acquiring Trust and the Acquiring Fund in connection with the tax preparation and filing of tax returns with respect to the Acquired Fund that are due after the Closing Date.

5.6The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or blue sky laws as it may deem appropriate in order to continue its operations after the Closing Date. The Acquiring Fund and the Acquired Fund will take or cause to be taken all actions, and do, or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated herein.

5.7The Acquired Fund shall furnish to the Acquiring Fund on the Closing Date a final statement of the total amount of the Acquired Fund’s assets and liabilities as of the Closing Date.

5.8Following the transfer of the Acquired Assets by the Acquired Fund to the Acquiring Fund and the assumption of the liabilities in exchange for the Acquiring Fund Shares as contemplated herein, the Acquired Fund will file, or provide to be included in an Acquiring Trust filing of, any final regulatory reports promptly after the Closing Date.

5.9[RESERVED]

5.10If at any time prior to the Closing Date a party becomes aware of any untrue statement of a material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in the Registration Statement, the party discovering the item shall notify the other parties and the parties shall cooperate in promptly preparing, filing and clearing with the SEC and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item.

5.11The intention of the parties is that the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code. None of the Acquiring Trust, the Acquiring Fund, the Acquired Trust or the Acquired Fund shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of any Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code. At or prior to the Closing Date, the Acquiring Trust, on behalf of the Acquiring Fund, and the Acquired Trust, on behalf of the Acquired Fund, will take such action, or cause such action to be taken, as is reasonably necessary to enable Sidley Austin LLP, as U.S. federal income tax counsel to the Acquiring Trust and the Acquired Trust, to render the tax opinion required herein (including, without limitation, each party’s execution of representations reasonably requested by and addressed to Sidley Austin LLP).

5.12The Acquired Fund shall promptly furnish to the Acquiring Fund the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement and of the Residual Restricted Securities, together with any such other evidence as to such adjusted tax basis as the Acquiring Fund may reasonably request. The Acquired Fund shall promptly furnish to the Acquiring Fund any other tax information reasonably requested by the Acquiring Fund.

6.CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

The obligations of the Acquiring Trust and the Acquiring Fund to complete the transactions provided for herein shall be subject to the performance by the Acquired Trust and the Acquired Fund of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

6.1The Acquired Trust and the Acquired Fund shall have delivered to the Acquiring Fund a certificate executed on its behalf by the Acquired Trust’s duly authorized officer, in form and substance reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Trust and the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquired Trust and the Acquired Fund has complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

6.2The Acquired Fund shall have furnished to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, with values determined as provided in Section 2 of this Agreement, together with a list of Investments with their respective tax costs, all as of the Valuation Date, certified on the Acquired Fund’s behalf by the Acquired Trust’s duly authorized officer.

6.3All proceedings taken by the Acquired Trust or the Acquired Fund in connection with the transactions contemplated by this Agreement and all material documents related thereto shall be reasonably satisfactory in form and substance to the Acquiring Fund.

6.4The custodian to the Acquired Fund shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held by such custodian as of the Valuation Date.

6.5The transfer agent to the Acquired Fund shall have provided to the Acquiring Fund’s transfer agent

(i)the originals or true copies of all of the records of the Acquired Fund in the possession of the transfer agent as of the Closing Date, (ii) a record specifying the number of Acquired Fund Shares outstanding as of the Valuation Date, and (iii) a record specifying the name and address of each holder of record of any Acquired Fund Shares and the number of Acquired Fund Shares held of record by each such shareholder as of the Valuation Date. The transfer agent to the Acquired Fund shall have delivered to the Acquiring Fund at the Closing a certificate executed on its own behalf by an authorized officer in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the acts specified in the preceding sentence have been taken and that the shareholder records of the Acquired Fund are complete and accurate and as to such other matters as the Acquiring Fund shall reasonably request.

6.6The administrator, fund accountant and custodian to the Acquired Fund shall have delivered to the Acquiring Fund at the Closing certificates executed on their behalf by authorized officers in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the books and records of the Acquired Fund covered by their contracts with the Acquired Fund are complete and accurate and as to such other matters as the Acquiring Fund shall reasonably request.

6.7The Acquiring Fund shall have received a favorable opinion of Richards, Layton & Finger, P.A. (with respect to matters of Delaware law), as counsel to the Acquired Fund, dated the Closing Date, with such assumptions and limitations as shall be in the opinion of Richards, Layton & Finger, PA appropriate to render the opinions expressed therein, and in a form reasonably satisfactory to the Acquiring Fund, to the following effect:

(a)The Acquired Trust is validly existing in good standing as a statutory trust under the Delaware Statutory Trust Act, 12 Del. C. § 3801, et seq. (the “Act”), and has the power and authority under its Declaration of Trust and By-Laws and the Act to execute, deliver and perform its obligations under the Agreement.

(b)The execution and delivery of the Agreement by the Acquired Trust, on behalf of the Acquired Fund, and the consummation by the Acquired Trust, on behalf of the Acquired Fund, of the transactions contemplated thereby have been duly authorized by the Acquired Trust under the Declaration of Trust, the By-Laws and the Act. The Agreement has been duly executed and delivered by the Acquired Trust, on behalf of the Acquired Fund.

(c)The Agreement constitutes a legal, valid and binding agreement of the Acquired Trust, on behalf of the Acquired Fund, enforceable against the Acquired Trust, on behalf of the Acquired Fund, in accordance with its terms.

(d)The Acquired Fund has been duly established as a separate series of the Acquired Trust under the Declaration of Trust and Section 3806(b)(2) of the Act.

(e)Neither the execution and delivery by the Acquired Trust on behalf of the Acquired Fund, nor the performance by the Acquired Trust, on behalf of the Acquired Fund, of its obligations under the Agreement, nor the consummation by the Acquired Trust, on behalf of the Acquired Fund, of the transactions contemplated thereby, violates (i) the Declaration of Trust or By-Laws or (ii) any law, rule or regulation of the State of Delaware applicable to the Acquired Trust and Acquired Fund.

(f)Neither the execution and delivery by the Acquired Trust, on behalf of the Acquired Fund, nor the performance by the Acquired Trust, on behalf of the Acquired Fund, of its obligations under the Agreement, nor the consummation by the Acquired Trust, on behalf of the Acquired Fund, of any of the transactions contemplated thereby, requires the consent or approval of, the withholding of objection on the part of, the giving of notice to, the filing, registration or qualification with, or the taking of any other action in respect of, any governmental authority or agency of the State of Delaware, other than the filing of the Certificate of Trust of the Acquired Trust.

In rendering such opinion, Richards, Layton & Finger, P.A. may assume all conditions precedent set forth in the Agreement have been satisfied, including to the extent applicable the Acquired Fund Shareholders have duly approved the Reorganization in the manner contemplated by the Declaration of Trust and By-Laws, and may include other customary assumptions and qualifications for opinions of this type, including without limitation, customary enforceability assumptions (including the effect of principles of equity, including principles of commercial reasonableness and good faith and fair dealing), that the trustees of the Acquired Trust have complied with their fiduciary duties in approving the Agreement, and that the Reorganization is fair in all respects. Such counsel need not express an opinion with respect to federal laws, including without limitation, the 1940 Act or the rules and regulations thereunder, including the effect of, or compliance with, any such federal laws that are expressly incorporated into the Declaration of Trust or By-Laws or that may preempt applicable Delaware law or the provisions of the Declaration of Trust or By-laws or that may prohibit, or impose restrictions or conditions on, the consummation of the matters referenced in such opinion. In addition, with respect to the enforceability of the Agreement, such counsel need not express an opinion with respect to (i) any provisions of the Agreement to the extent that such provisions purport to bind or limit the trustees of the Acquired Trust in the exercise of their fiduciary duties or to bind parties not a signatory to the Agreement, (ii) any provision that relates to the dissolution or liquidation of the Acquired Trust or the Acquired Fund, or (iii) any provisions of the Agreement that purport to obligate the Acquired Trust to cause other persons or entities to take certain actions or act in a certain way insofar as such provision relates to actions of such other persons or entities.

6.8The Acquiring Fund shall have received a favorable opinion of counsel to the Acquired Fund, dated the Closing Date, with such assumptions and limitations as shall be in the opinion of counsel to the Acquired Fund appropriate to render the opinions expressed therein, and in a form reasonably satisfactory to the Acquiring Fund, to the following effect:

(a)The execution and delivery of this Agreement by the Acquired Trust on behalf of the Acquired Fund did not, and the performance by the Acquired Trust and the Acquired Fund of their obligations hereunder will not, violate any provision of any agreement listed in Part C of the Acquired Trust’s Registration Statement to which the Acquired Trust or the Acquired Fund is a party, or by which it is bound or any judgment or decree to which the

Acquired Trust or the Acquired Fund is a party or by which it is bound, specified in a Certificate of Officer of the Acquired Trust.

(b)No consent, approval, authorization or order of any federal governmental authority is required for the consummation by the Acquired Trust or the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under state securities or blue sky laws or such as have been obtained.

(c)The Acquired Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect.

7.CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

The obligations of the Acquired Trust and the Acquired Fund to complete the transactions provided for herein shall be subject, at their election, to the performance by the Acquiring Trust and the Acquiring Fund of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

7.1The Acquiring Trust and the Acquiring Fund shall have delivered to the Acquired Fund a certificate executed on their behalf by the Acquiring Trust’s duly authorized officer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Trust and the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Trust and the Acquiring Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

7.2The Acquiring Trust, on behalf of the Acquiring Fund, shall have executed and delivered to the Acquired Fund an Assumption of Liabilities dated as of the Closing Date and all such other agreements and instruments as the Acquired Fund and the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm (i) the Acquiring Fund’s assumption of all Liabilities of the Acquired Fund, (ii) the Acquired Fund’s title and possession of the Acquiring Fund Shares to be delivered hereunder, and to otherwise carry out the intent and purpose of this Agreement.

7.3All proceedings taken by the Acquiring Trust or the Acquiring Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be reasonably satisfactory in form and substance to the Acquired Fund.

7.4The Acquired Fund shall have received a favorable opinion of Morris, Nichols, Arsht & Tunnell LLP (with respect to matters of Delaware law), as counsel to the Acquiring Trust, dated the Closing Date, with such assumptions and limitations as shall be in the opinion of Morris, Nichols, Arsht & Tunnell LLP appropriate to render the opinions expressed therein, and in a form reasonably satisfactory to the Acquired Fund, to the following effect:

(a)The Acquiring Trust is validly existing in good standing as a statutory trust under the Delaware Statutory Trust Act, 12 Del. C. § 3801, et seq. (the “Act”), and has the power and authority under its Trust Instrument and Bylaws and the Act to execute, deliver and perform its obligations under the Agreement, and the Acquiring Fund is a separate series thereof duly established in accordance with the Trust Instrument and the Bylaws of the Acquiring Trust, each as amended, and Section 3806(b)(2) of the Act.

(b)This Agreement has been duly authorized, executed and delivered by the Acquiring Trust, on behalf of the Acquiring Fund, and assuming the due authorization, execution and delivery of this Agreement by the Acquired Trust, on behalf of the Acquired Fund, is the valid and binding obligation of the Acquiring Trust, on behalf of the Acquiring Fund enforceable against the Acquiring Trust, on behalf of the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization, moratorium or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(c)The execution and delivery of this Agreement by the Acquiring Trust on behalf of the Acquiring Fund did not, and the performance by the Acquiring Trust, on behalf of the Acquiring Fund, of its obligations hereunder will not, violate the Trust Instrument or Bylaws.

(d)No consent, approval, authorization or order of any Delaware state governmental authority is required for the consummation by the Acquiring Trust, on behalf of the Acquiring Fund, of the transactions contemplated by this Agreement, except such as may be required under state securities or blue sky laws or such as have been obtained.

(e)Assuming that a consideration not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued for transfer to the Acquired Fund Shareholders as provided by the Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and fully paid and nonassessable shares of the applicable class identified on Schedule A of beneficial interest in the Acquiring Fund.

In rendering such opinion, Morris, Nichols, Arsht & Tunnell LLP may assume all conditions precedent set forth in the Agreement have been satisfied and may include other customary assumptions and qualifications for opinions of this type, including without limitation, customary enforceability assumptions. In addition, such counsel need not express an opinion with respect to any provisions of the Agreement to the extent that such provisions purport to bind or limit the trustees of the Acquiring Trust in the exercise of their fiduciary duties or to bind parties not a signatory to the Agreement.

7.5The Acquired Fund shall have received a favorable opinion of counsel to the Acquiring Fund, dated the Closing Date, with such assumptions and limitations as shall be in the opinion of counsel to the Acquiring Fund appropriate to render the opinions expressed therein, and in a form reasonably satisfactory to the Acquired Fund, to the following effect:

(a)The Acquiring Trust is registered with the Commission as an investment company under the 1940 Act.

(b)The execution and delivery of this Agreement by the Acquiring Trust on behalf of the Acquiring Fund did not, and the performance by the Acquiring Trust and the Acquiring Fund of their obligations hereunder will not, violate any provision of any agreement specified in a Certificate of Officer, or result in the acceleration of any obligation or the imposition of any penalty under any such agreement, or any judgment, or decree to which the Acquiring Trust or the Acquiring Fund is a party, or by which it is bound, specified in the aforementioned Certificate of Officer.

(c)No consent, approval, authorization or order of any federal governmental authority is required for the consummation by the Acquiring Trust or the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under state securities or blue sky laws or such as have been obtained.

(d)The Registration Statement has become effective and, to the knowledge of such counsel, no stop order suspending the effectiveness thereof has been issued.

7.6Before the Closing, the Acquiring Trust’s Board shall have authorized the issuance of, and the Acquiring Fund shall have issued, the Initial Share to Victory Capital or its affiliate to vote on the investment management, distribution and service plan and other agreements and plans referred to in

Section 7.7 as may be required by applicable law and to take whatever action it may be required to take as the Acquiring Fund’s sole shareholder.

7.7The Acquiring Trust, on the Acquiring Fund’s behalf, shall have entered into, or adopted, as appropriate, an investment management contract, a distribution and service plan pursuant to Rule 12b-1 under the 1940 Act, and other agreements and plans necessary for Acquiring Fund’s operation as a series of an open-end management investment company. Each such contract, plan, and agreement shall have been approved by the Acquiring Trust’s Board (after satisfaction of the condition set forth in Section 8.6 regarding board composition) and, to the extent required by law (as interpreted by Commission staff positions), by its trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Acquiring Trust, and by Victory Capital or its affiliate as the Acquiring Fund’s sole shareholder.

7.8The Acquiring Trust agrees that for a period of three (3) years after the Closing Date of the Reorganization, the Acquiring Trust will maintain the composition of its Board of Trustees so that at least 75% of the board members of the Acquiring Trust (or any successor) are not “interested persons” (as defined in the 1940 Act) of Victory Capital; and Victory Capital agrees that for a period of two (2) years after the Closing Date of the Reorganization, neither Victory Capital nor any of its affiliates (or any entity which will act as investment adviser to the Acquiring Fund or any successor thereto) has or shall have any express or implied understanding, arrangement or intention to impose an “unfair burden” (pursuant to Section 15(f) of the 1940 Act) on the Acquiring Fund (or any successor thereto) as a result of the transactions contemplated hereby.

7.9The Acquiring Fund shall have purchased one or more Class I shares of the Acquired Fund at or prior to the Valuation Date.

8.FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE PARTIES.

The respective obligations of the Acquiring Trust, the Acquiring Fund, the Acquired Trust and the Acquired Fund hereunder are subject to the further conditions that on or before the Closing Date:

8.1This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding voting securities of the Acquired Fund in accordance with the provisions of the Acquired Trust Governing Documents and the requirements of applicable state law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund.

8.2On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.3All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities) deemed necessary by the Acquired Trust, the Acquired Fund, the Acquiring Trust or the Acquiring Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.

8.4The Registration Statement shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5The registration statement of the Acquiring Trust on Form N-1A relating to shares of the Acquiring Fund shall have become effective and no stop order suspending the effectiveness thereof shall have been issued.

8.6The Board of Trustees of the Acquiring Trust shall consist, as of the Closing Date, of trustees at least 75% of whom are not “interested persons” (as defined in the 1940 Act) of Victory Capital (or any successor investment adviser to the Acquiring Fund), in compliance with Section 15(f) of the 1940 Act.

8.7The Acquired Trust, on behalf of the Acquired Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, shall have agreed on the number of full and, where applicable, fractional Acquiring Fund shares of each applicable class to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.1.

8.8The Acquiring Trust, on behalf of the Acquiring Fund, and the Acquired Trust, on behalf of the Acquired Fund, each shall have received an opinion of Sidley Austin LLP, as U.S. federal income tax counsel to the Acquiring Trust and the Acquired Trust, substantially to the effect that, based on certain facts, assumptions and representations of the parties, for U.S. federal income tax purposes:

(a)the steps of the Reorganization, all pursuant to the Agreement, will constitute a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code, and the Acquiring Fund and the Acquired Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(b)no gain or loss will be recognized by the Acquiring Fund upon the receipt of the Acquired Assets of the Acquired Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities;

(c)no gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Assets of the Acquired Fund to the Acquiring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities or upon the distribution of the Acquiring Fund Shares to the Acquired Fund Shareholders (other than the corresponding Acquiring Fund);

(d)no gain or loss will be recognized by Acquired Fund Shareholders upon the receipt of their Acquiring Fund Shares pursuant to the Reorganization;

(e)the aggregate tax basis of Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund Shares exchanged therefor by such shareholder;

(f)the holding period of the Acquiring Fund Shares to be received by each Acquired Fund Shareholder pursuant to the Reorganization will include the period during which the Acquired Fund Shares exchanged therefor were held by such shareholder, provided such Acquired Fund Shares are held as capital assets at the time of the Reorganization;

(g)the tax basis of the Acquired Assets acquired by the Acquiring Fund will be the same as the tax basis of such Acquired Assets to the Acquired Fund immediately before the Reorganization; and

(h)the holding period of the Acquired Assets in the hands of the Acquiring Fund will include the period during which those Acquired Assets were held by the Acquired Fund.

Such opinion shall be based on customary assumptions and such representations as Sidley Austin LLP may reasonably request, and each of the Acquired Trust, on behalf of the Acquired Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, including Section 8.10, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.8.

8.9All of the conditions to the closing of the transactions contemplated by the Agreement and Plan of Merger, dated August 25, 2026 (as amended and in effect from time to time, the “Merger Agreement”), by and among Victory Capital Holdings, Inc., Fortify Holdings 1, Inc., Fortify Holdings 2, LLC, GC Ferry Parent, L.P. and GC Ferry Holdings, Inc. shall have been satisfied or waived and the closing of the transactions contemplated by the Merger Agreement shall occur simultaneously with the Closing on the Closing Date.

8.10At any time prior to the Closing, any of the foregoing conditions of this Section 8 (except for Section 8.1 and Section 8.8) may, only to the extent permitted by applicable law, be jointly waived by the Board of Trustees of the Acquired Trust and the Board of Trustees of the Acquiring Trust, if, in the judgment of the Board of Trustees of the Acquired Trust, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund and, if, in the judgment of the Board of Trustees of the Acquiring Trust, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquiring Fund. The failure of either party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of either party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

9.BROKERAGE FEES; EXPENSES.

9.1Each of the Acquired Trust, the Acquired Fund, the Acquiring Trust and the Acquiring Fund represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker’s or finder’s or other similar fee or commission arising out of the transactions contemplated by this Agreement.

9.2Expenses.

(a)Victory Capital and First Eagle agree to share the costs and expenses incurred by the Acquiring Trust, the Acquiring Fund, the Acquired Trust, and the Acquired Fund in connection with the transactions contemplated by this Agreement. Victory Capital and First Eagle agree that all such costs and expenses shall be paid prior to Closing to the extent such costs and expenses have been submitted for payment two weeks prior to Closing and promptly after Closing in all other cases. None of the Acquiring Trust, the Acquiring Fund, the Acquired Trust or the Acquired Fund will under any circumstances incur any costs or expenses in connection with the transactions contemplated by this Agreement, including, but not limited to, costs incurred in connection with soliciting shareholder approvals, legal expenses (including fees and expenses of independent legal counsel to the trustees of the Acquired Trust and the Acquiring Trust who are not “interested persons” (as defined in the 1940 Act)), trustees fees, brokerage expenses that are incurred solely as a result of the transactions and not in connection with the ordinary course investment management of the Acquired Fund or Acquiring Fund, payment of termination charges or other charges under any contract of the Acquired Trust or the Acquired Fund, or any other costs or expenses incurred in connection with the transactions contemplated by this Agreement.

(b)Victory Capital agrees that it will pay or reimburse the Acquiring Trust and the Acquiring Fund for all costs and expenses of the Acquiring Trust and the Acquiring Fund incurred in connection with the transactions contemplated by this Agreement if the Closing does not occur for any reason, including if this Agreement is terminated pursuant to Section 11; provided, however, that if the Closing fails to occur solely and directly as a result of a material breach by First Eagle or the Acquired Trust of their respective obligations under this Agreement, First Eagle shall reimburse Victory Capital for any amounts paid by Victory Capital pursuant to this sentence.

(c)First Eagle agrees that it will pay or reimburse the Acquired Trust and the Acquired Fund for all costs and expenses of the Acquired Trust and the Acquired Fund incurred in connection with the transactions contemplated by this Agreement if the Closing does not occur for any reason, including if this Agreement is terminated pursuant to Section 11; provided, however, that if the Closing fails to occur solely and directly as a result of a material breach by Victory Capital or the Acquiring Trust of their respective obligations under this Agreement, or as a result of a termination of the Merger Agreement arising from Victory Capital’s material breach thereof, Victory Capital shall reimburse First Eagle for any amounts paid by First Eagle pursuant to this sentence.

(d)This Section 9.2 shall survive the Closing and any termination of this Agreement pursuant to Section 11.

10.ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

10.1This Agreement supersedes all previous correspondence and oral communications among the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter and may not be changed except in accordance with Section 13.

10.2The representations, warranties and covenants contained in this Agreement or in any other document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except Sections 1.1, 1.4, 1.5, 1.6, 1.7, 9 (subject to Section 9.2(d)), 14 and 15 which shall survive for two (2) years after the Closing Date and Sections 4.1(i) and 4.1(j) and Sections 5.5, 5.11, 5.12 and 12, which shall survive for the applicable statutory period of limitations for assessments of tax deficiencies. Notwithstanding the foregoing, Section 7.8 shall survive for the periods stated therein, and the continuing rights and obligations under Section 1.1(b) shall survive as provided therein.

11.TERMINATION.

11.1This Agreement may be terminated by the Acquired Trust, on behalf of the Acquired Fund, or the Acquiring Trust, on behalf of the Acquiring Fund, at any time prior to the Closing Date of the Reorganization of the Acquired Fund or Acquiring Fund, provided that the Board of Trustees of the Acquiring Trust or the Acquired Trust, as appropriate determines, in good faith, and in a manner consistent with its fiduciary duties, that this Agreement, and the transactions contemplated thereby, are no longer in the best interests of the shareholders of the Acquiring Fund or Acquired Fund. This Agreement shall terminate in the event of the termination of the Merger Agreement in accordance with its terms.

11.2If this Agreement is terminated pursuant to and in accordance with Section 11.1, then the termination shall be without liability of any party; provided however that if the termination shall result from the material breach by a party of a covenant or agreement of such party contained in this Agreement, then such party responsible for the material breach shall be fully liable for any and all reasonable costs and expenses (including reasonable counsel fees and disbursements) sustained or incurred by the non-breaching party.

11.3In the event of the termination of this Agreement and abandonment of the transactions contemplated hereby pursuant to this Section 11, except as otherwise provided herein, this Agreement shall become void and have no effect except that (a) Sections 9.1, 9.2, 14 and 15 shall survive for two (2) years after any termination of this Agreement, and (b) notwithstanding anything to the contrary contained in this Agreement, no party shall be relieved or released from any liability or damages arising out of any breach of any provision of this Agreement by any party prior to the date of termination.

12.TRANSFER TAXES; CERTAIN TAX MATTERS.

12.1Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

12.2For U.S. federal (and applicable state and local) income tax purposes, except to the extent otherwise required by applicable law, the parties hereto agree (i) to disregard the Acquiring Fund’s purchase and ownership of one or more Class I shares of the Acquired Fund on or prior to the Valuation Date and the Acquiring Fund’s payment to the Acquired Fund to purchase such shares (which amount shall be treated as retained by the Acquiring Fund); (ii) to treat the Acquiring Fund as solely providing Acquiring Fund Shares and assuming the Liabilities of the Acquired Fund in exchange for the Acquired Assets and the Residual Restricted Securities of the Acquired Fund; (iii) to treat the distribution of the Acquiring Fund Shares by the Acquired Fund to the Acquired Fund Shareholders, together with the Tax Election by the Acquired Fund, as a distribution in complete liquidation of the Acquired Fund; and (iv) to treat the transactions set forth in this Agreement as a reorganization within the meaning of Section 368(a)(1)(F) of the Code in which no “boot” is payable.

13.AMENDMENTS.

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquiring Trust and the Acquired Trust; provided, however, that no amendment, modification or supplement of Section 7.7, 7.8 or 9.2 shall be effective against Victory Capital or First Eagle without its written consent; and provided further that following the shareholders’ meeting called by the Acquired Fund pursuant to Section 5.2 no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to shareholders of the Acquired Fund under this Agreement to the detriment of such shareholders without their further approval.

14.NOTICES.

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered or transmitted by facsimile, electronic delivery, personal service (including by overnight courier) or certified mail addressed to:

Acquired Trust

c/o First Eagle Investment Management, LLC 1345 Avenue of Americas, 48th Floor

New York, NY 10105 Attention: Legal Department

Acquiring Trust

c/o Victory Capital Management Inc. 15935 La Cantera Parkway

San Antonio, TX 78257 Attention: Legal Department

or to any other address that the Acquired Trust or the Acquiring Trust shall have last designated by notice to the other party.

15.MISCELLANEOUS.

15.1The article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3This Agreement shall be governed by and construed in accordance with the domestic substantive laws of the State of Delaware, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

15.4This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.5All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

15.6Copies of the organizational filings of the Acquired Trust, to which reference is hereby made, are on file with the appropriate authorities of its jurisdiction of organization to the extent required by applicable law. This Agreement was executed or made by or on behalf of the Acquired Trust and the Acquired Fund by the Trustees or officers of the Acquired Trust as Trustees or officers and not individually and the obligations of this Agreement are not binding upon any of them or the shareholders of the Acquired Fund individually but are binding only upon the assets and property of the Acquired Trust or upon the assets belonging to the series or class for the benefit of which the Trustees have caused this Agreement to be made.

15.7A copy of the Acquiring Trust’s Certificate of Trust, to which reference is hereby made, is on file at the office of the Secretary of State of the State of Delaware and elsewhere as required by law. This Agreement was executed or made by or on behalf of the Acquiring Trust and the Acquiring Fund by the Trustees or officers of the Acquiring Trust as Trustees or officers and not individually and the obligations of this Agreement are not binding upon any of them or the shareholders of the Acquiring Fund individually but are binding only upon the assets and property of the Acquiring Trust or upon the assets belonging to the series or class for the benefit of which the Trustees have caused this Agreement to be made.

15.8It is expressly agreed that the obligations of the Acquiring Fund hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents, or employees of the Acquiring Trust personally, but shall bind only the Acquiring Trust property of the Acquiring Fund, as provided in the Trust Instrument. The execution and delivery of this Agreement have been authorized by the Board of Trustees of the Acquiring Trust on behalf of the Acquiring Fund and signed by authorized officers of the Acquiring Trust, acting as such. Neither the authorization by the Board of Trustees of the Acquiring Trust nor the execution and delivery by such officer shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Acquiring Trust property of the Acquiring Fund as provided in the Trust Instrument.

15.9It is expressly agreed that the obligations of the Acquired Fund hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents, or employees of the Acquired Trust personally, but shall bind only the Acquired Trust property of the Acquired Fund, as provided in the Acquired Trust Governing Documents. The execution and delivery of this Agreement have been authorized by the Board of Trustees of the Acquired Trust on behalf of the Acquired Fund and signed by authorized officers of the Acquired Trust, acting as such. Neither the authorization by the Board of Trustees of the Acquired Trust nor the execution and delivery by such officer shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Acquired Trust property of the Acquired Fund as provided in the Acquired Trust Governing Documents.

[Signature Page Follows]

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its duly authorized officer.

VICTORY PORTFOLIOS V,

on behalf of Victory First Eagle Global Real Assets Fund

By:

Name: Thomas Dusenberry

Title: President

FIRST EAGLE FUNDS, on behalf of First Eagle Global

Real Assets Fund

By:

Name: Mehdi Mahmud

Title: President

VICTORY CAPITAL MANAGEMENT INC.

By:

Name: Michael Policarpo

Title: President, Chief Financial Officer

and Chief Administrative Officer

For purposes of Section 9.2 only:

FIRST EAGLE INVESTMENT MANAGEMENT, LLC

By:

Name: Mehdi Mahmud

Title: President and Chief Executive Officer

SCHEDULE A

Acquired Fund, Acquired Trust and corresponding	Acquiring Fund, Acquiring Trust and corresponding
Shares	Shares
First Eagle Global Real Assets Fund	Victory First Eagle Global Real Assets Fund
First Eagle Funds	Victory Portfolios V
Class A, Class I, Class R6	Class A, Class Y, Class R6

SCHEDULE B
Fiscal Year End / Acquired
Fund Auditor / Acquiring
Acquired Fund and Acquired Trust	Fund Custodian
First Eagle Global Real Assets Fund	October 31
First Eagle Funds	Auditor: [ ]
Custodian: JPMorgan Chase
Bank, N.A.

Exhibit B

COMPARISON OF FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES AND

LIMITATIONS

Each Acquired Fund has adopted, and each Acquiring Fund [will adopt], certain fundamental investment policies that may not be changed without the affirmative vote of the holders of a “majority of the outstanding voting securities” (as defined in the 1940 Act) of the Fund. For this purpose, a majority of the outstanding shares of the Fund means the vote of the lesser of: (1) 67% or more of the shares represented at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of the Fund.

Shareholders of an Acquired Fund are not being asked separately to amend the Acquired Fund’s fundamental investment restrictions. If a Reorganization is approved and completed, however, shareholders of the Acquired Fund will become shareholders of the corresponding Acquiring Fund, which will be subject to the updated fundamental investment restrictions shown below.

The updated restrictions are intended to modernize and standardize the restrictions across the Acquiring Funds, permit the Acquiring Funds to operate to the extent allowed by the 1940 Act and applicable regulatory interpretations or relief, and eliminate specified legacy restrictions. Victory Capital does not expect the updated restrictions to materially affect the manner in which the Funds’ investment programs are conducted at the time of the Reorganizations or to change the Funds’ investment philosophy.

Each Fund’s fundamental investment policies are set forth below:

Acquired Funds that are series of
Policy	First Eagle Funds or First Eagle	Corresponding Acquiring Funds
Completion Fund Trust
First Eagle Global Fund, First Eagle
Overseas Fund and First Eagle U.S.
Fund: with respect to 75% of total
assets, apply the 5% issuer and 10%
voting-securities diversification limits,
subject to the applicable U.S.
Government securities exceptions.
First Eagle Small Cap Opportunity
Fund: applies the same 75%
	diversification limits, with an additional	Each Acquiring Fund other than
exception for securities of other
	investment companies.	Victory First Eagle Gold Fund and
	First Eagle Gold Fund and First Eagle	Victory First Eagle Rising Dividend
	Rising Dividend Fund: may not change	Fund will not change its sub-
Sub-Classification	their sub-classification under the 1940	classification under the 1940 Act from
	Act from non-diversified to diversified.	diversified to non-diversified.
	First Eagle U.S. Smid Cap Opportunity	Victory First Eagle Gold Fund and
	Fund, First Eagle Global Real Assets	Victory First Eagle Rising Dividend
	Fund, First Eagle High Yield Municipal	Fund will not change their sub-
	Fund, First Eagle Short Duration High	classification under the 1940 Act from
	Yield Municipal Fund, First Eagle Core	non-diversified to diversified.
Plus Municipal Fund and First Eagle
High Yield Municipal Completion
Fund: may not change their sub-
classification under the 1940 Act from
diversified to non-diversified.
First Eagle Global Balanced Fund is
diversified but does not have a separate
fundamental restriction prohibiting a
change from diversified to non-
diversified.
B-1
First Eagle Global Fund, First Eagle
Overseas Fund, First Eagle U.S. Fund
and First Eagle Gold Fund: may borrow
only unsecured amounts from banks as
a temporary measure in exceptional
circumstances, not exceeding 10% of
net assets, and may not purchase
securities while borrowings exceed 5%
of total assets.
First Eagle Global Balanced Fund: may
borrow from banks to purchase or carry
investments or for temporary or
	emergency purposes, and may enter	Each Acquiring Fund may not borrow
into reverse repurchase agreements,
	subject to 300% asset coverage.	money except as permitted by (i) the
	First Eagle Rising Dividend Fund: may	1940 Act or interpretations or
Borrowing	borrow from a bank or through reverse	modifications by the SEC, SEC staff or
	repurchase agreements for securities	other authority with appropriate

	purchases, redemptions or emergencies,	jurisdiction, or (ii) exemptive or other
	subject to an aggregate limit of 33⅓%	relief or permission from the SEC, SEC
	of net assets.	staff or other authority.
First Eagle Small Cap Opportunity
Fund: may borrow from banks only as a
temporary measure.
First Eagle U.S. Smid Cap Opportunity
Fund, First Eagle Global Real Assets
Fund, First Eagle High Yield Municipal
Fund, First Eagle Short Duration High
Yield Municipal Fund, First Eagle Core
Plus Municipal Fund and First Eagle
High Yield Municipal Completion
Fund: may borrow only as permitted by
the 1940 Act Laws, Interpretations and
Exemptions.

First Eagle Global Fund, First Eagle
Overseas Fund, First Eagle U.S. Fund
and First Eagle Gold Fund: may not
issue senior securities.
First Eagle Global Balanced Fund: may
not issue senior securities other than to
evidence permitted borrowings or short
sales.
First Eagle Rising Dividend Fund: may
not issue senior securities, subject to
	stated exclusions for when-issued and	Each Acquiring Fund may not issue
delayed-delivery transactions, futures
	collateral arrangements, over-the-	senior securities except as permitted by
	counter derivatives and exchange-	(i) the 1940 Act or interpretations or
Senior Securities	traded options on futures.	modifications by the SEC, SEC staff or
	First Eagle Small Cap Opportunity	other authority with appropriate

	Fund: may issue senior securities only	jurisdiction, or (ii) exemptive or other
	to the extent permitted under the 1940	relief or permission from the SEC, SEC
	Act, the rules or regulations thereunder	staff or other authority.
or an exemption therefrom.
First Eagle U.S. Smid Cap Opportunity
Fund, First Eagle Global Real Assets
Fund, First Eagle High Yield Municipal
Fund, First Eagle Short Duration High
Yield Municipal Fund, First Eagle Core
Plus Municipal Fund and First Eagle
High Yield Municipal Completion
Fund: may issue senior securities only
as permitted by the 1940 Act Laws,
Interpretations and Exemptions.

First Eagle Global Fund and First Eagle
U.S. Fund: may not engage in
underwriting securities of other issuers,
except to the extent deemed to be an
underwriter when selling portfolio
securities as part of a registered
offering.
First Eagle Overseas Fund, First Eagle
Gold Fund and First Eagle Small Cap
Opportunity Fund: may not underwrite
distributions of other issuers’ securities,
	but may acquire restricted securities	Each Acquiring Fund may not engage
even if deemed an underwriter upon
	resale.	in the business of underwriting the
	First Eagle Global Balanced Fund and	securities of other issuers except as
	First Eagle Rising Dividend Fund: may	permitted by (i) the 1940 Act or
Underwriting	not act as underwriter except to the	interpretations or modifications by the
	extent deemed an underwriter in	SEC, SEC staff or other authority with

	connection with the disposition of	appropriate jurisdiction, or (ii)
	portfolio securities.	exemptive or other relief or permission
	First Eagle U.S. Smid Cap Opportunity	from the SEC, SEC staff or other
	Fund, First Eagle Global Real Assets	authority.
Fund, First Eagle High Yield Municipal
Fund, First Eagle Short Duration High
Yield Municipal Fund, First Eagle Core
Plus Municipal Fund and First Eagle
High Yield Municipal Completion
Fund: may not underwrite securities of
other issuers, but may engage in
portfolio acquisition, disposition and
resale transactions; the U.S. Smid Cap
Opportunity Fund and Global Real
Assets Fund may also acquire restricted
securities.

First Eagle Global Fund, First Eagle

Overseas Fund, First Eagle U.S. Fund and First Eagle Gold Fund: may not make loans, subject to stated exceptions for publicly distributed debt, up to 15% of total assets in certain privately placed debt, securities lending up to 33% of total assets and purchases or sales of loans or other direct debt instruments. First Eagle Global Balanced Fund: may make loans as permitted under the 1940 Act, including through repurchase agreements, securities lending and acquisition of debt securities.

First Eagle Rising Dividend Fund: may make loans through repurchase agreements and loans of portfolio securities, subject to its stated illiquid- investment limitation.

LendingFirst Eagle Small Cap Opportunity Fund: may make loans to the extent permitted under the 1940 Act, including purchases of debt obligations, repurchase agreements and fully collateralized lending of up to 25% of assets to qualified brokers, dealers or institutions.

First Eagle U.S. Smid Cap Opportunity

Fund, First Eagle Global Real Assets Fund, First Eagle High Yield Municipal Fund, First Eagle Short Duration High Yield Municipal Fund, First Eagle Core Plus Municipal Fund and First Eagle High Yield Municipal Completion Fund: may make loans to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions, including through debt investments, repurchase agreements, securities lending and loan investments.

Each Acquiring Fund will not lend money or other assets except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

First Eagle Global Fund, First Eagle

U.S. Fund and First Eagle Small Cap Opportunity Fund: may not purchase or sell real estate or interests therein, but may invest in real estate investment trusts and companies holding real estate.

First Eagle Overseas Fund and First Eagle Gold Fund: may not purchase or sell real estate or interests in real estate, but may invest in marketable securities of enterprises that invest in real estate or real-estate interests.

First Eagle Global Balanced Fund and First Eagle Rising Dividend Fund: may not buy or sell real estate or interests in real estate, but may invest in real-

Real Estateestate-secured securities, real-estate companies and publicly traded real estate investment trusts.

First Eagle U.S. Smid Cap Opportunity

Fund, First Eagle Global Real Assets Fund, First Eagle High Yield Municipal Fund, First Eagle Short Duration High Yield Municipal Fund, First Eagle Core Plus Municipal Fund and First Eagle High Yield Municipal Completion Fund: may not purchase or sell real estate unless acquired through ownership of other instruments, but may invest in real-estate issuers and real-estate-secured securities; the U.S. Smid Cap Opportunity Fund and Global Real Assets Fund may also enter into tradeable or similarly efficient transactions in real-estate interests.

Each Acquiring Fund may not purchase or sell real estate except as permitted by

(i)the 1940 Act or interpretations or

modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

First Eagle Global Fund and First Eagle U.S. Fund: may not purchase commodities or commodity contracts, but may sell commodities received as portfolio distributions and may transact directly in precious metals and related commodity contracts or options in compliance with applicable commodities laws.

First Eagle Overseas Fund and First Eagle Gold Fund: have a similar restriction, with additional authority to enter into forward contracts.

First Eagle Global Balanced Fund: may not purchase physical commodities or related contracts except as permitted under the 1940 Act and applicable regulatory interpretations or modifications.

First Eagle Rising Dividend Fund: may

Commoditiespurchase and sell commodity futures contracts only to establish bona fide hedging transactions.

First Eagle Small Cap Opportunity Fund: may not purchase or sell commodities or commodity contracts, but may sell commodities received as portfolio distributions.

First Eagle U.S. Smid Cap Opportunity Fund and First Eagle Global Real Assets Fund: may not purchase or sell physical commodities except as permitted by the 1940 Act Laws, Interpretations and Exemptions. The municipal Acquired Funds have substantially similar restrictions that do not prevent permitted futures and options transactions, investments in commodity-secured securities or transactions in precious metals and related contracts.

Each Acquiring Fund will not purchase or sell commodities or contracts related to commodities except to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority. Notwithstanding the foregoing, the Acquiring Funds may purchase or sell precious metals directly and purchase or sell precious metal commodity contracts or options on such contracts in compliance with applicable commodities laws.

First Eagle Global Fund and First Eagle
U.S. Fund: may not invest more than
25% of total assets in securities of any
one issuer or industry, subject to an
exception for U.S. Government
securities and instrumentalities.
First Eagle Overseas Fund and First
	Eagle Gold Fund: may not invest more	Each Acquiring Fund will not make any
than 25% of assets in companies in any
investment if, as a result, the Fund’s
one industry other than U.S.
investments will be concentrated in any
Government securities, except that the
one industry except as permitted by (i)
Gold Fund fundamentally concentrates
the 1940 Act or interpretations or
in the precious-metals industry.
modifications by the SEC, SEC staff or
First Eagle Global Balanced Fund, First
other authority with appropriate
Eagle Rising Dividend Fund and First
jurisdiction, or (ii) exemptive or other
Eagle Small Cap Opportunity Fund:
relief or permission from the SEC, SEC
may not concentrate in any one
staff or other authority, except that
industry, subject to their stated U.S.
Victory First Eagle Gold Fund will
Concentration	Government securities exceptions.
invest greater than 25% of its total
First Eagle U.S. Smid Cap Opportunity
assets in the precious metal industry.
Fund, First Eagle Global Real Assets
This limitation does not apply to U.S.
Fund, First Eagle High Yield Municipal
Government and Agency Securities,
Fund, First Eagle Short Duration High
securities of other investment
Yield Municipal Fund, First Eagle Core
companies, and state, territorial or
Plus Municipal Fund and First Eagle
municipal securities or such other
High Yield Municipal Completion
securities as may be excluded for this
Fund: may not make investments
purpose under the 1940 Act, the rules
resulting in concentration in issuers
and regulations thereunder and any
primarily engaged in the same industry,
applicable exemptive relief or SEC or
as defined or interpreted under the 1940
SEC staff interpretations.
Act, subject to exceptions for U.S.

Government obligations, tax-exempt
governmental obligations and
repurchase agreements collateralized by
such obligations; the U.S. Smid Cap
Opportunity Fund and Global Real
Assets Fund separately classify utility
industries by service.
First Eagle High Yield Municipal Fund,
First Eagle Short Duration High Yield
Municipal Fund, First Eagle Core Plus
Municipal Fund and First Eagle High
80% Municipal-Bond Investment	Yield Municipal Completion Fund each	Same as the corresponding Acquired
have a fundamental policy to invest,
Policy		Fund.
under normal circumstances, at least

80% of net assets (plus borrowings for
investment purposes) in municipal
bonds that pay interest exempt from
regular federal personal income tax.
	First Eagle Global Fund, First Eagle	No corresponding fundamental
U.S. Fund and First Eagle Small Cap
investment restriction. Each applicable
Portfolio Transactions with Affiliates	Opportunity Fund may not purchase or
Acquiring Fund will remain subject to
sell portfolio securities from or to
(not carried forward)		the 1940 Act and other federal
specified affiliated persons, except as
securities laws governing transactions
permitted by an SEC order, rule or
with affiliated persons.
regulation.

First Eagle Overseas Fund and First
	Eagle Gold Fund may not make margin	No corresponding fundamental
purchases, except for short-term credits
investment restriction. Each applicable
Margin Purchases (not carried forward)	needed for transaction clearance. First
Acquiring Fund will remain subject to
Eagle Global Balanced Fund has the
applicable federal securities and
same restriction but also permits margin
commodities laws.
purchases otherwise allowed under the

1940 Act.
	First Eagle Global Fund, First Eagle	No corresponding fundamental
Overseas Fund, First Eagle U.S. Fund
investment restriction. Each applicable
Short Sales or Short Positions (not	and First Eagle Gold Fund may not sell
Acquiring Fund will remain subject to
securities short or maintain a short
carried forward)		the 1940 Act and other applicable
position, except that the Overseas Fund,
federal securities laws governing short
U.S. Fund and Gold Fund may make
sales and related transactions.
short sales against the box.

	First Eagle Small Cap Opportunity	No corresponding fundamental
investment restriction. Victory First
Fund may not invest more than 25% of
Securities of Foreign Issuers (not		Eagle Small Cap Opportunity Fund will
its assets in securities of foreign issuers,
remain subject to its investment
carried forward)	except that foreign government
objective, principal investment
securities are not treated as securities of
strategies and other applicable
foreign issuers for this purpose.
investment restrictions.

Policy	Acquired Funds that are series of	Corresponding Acquiring Funds
Diamond Hill Funds (mutual funds)

Each corresponding Acquiring Fund
	Each mutual fund is diversified except	will have the same sub-classification
under the 1940 Act as its Acquired
Sub-Classification	the Select Fund, which is non-
Fund: each is diversified except Victory
diversified.
Diamond Hill Select Fund, which is

non-diversified.
1. Borrowing Money. A Fund will not
borrow money, except (a) from a bank
or from another Fund of the Trust,
provided that immediately after such
borrowing there is an asset coverage of
	300% for all borrowings of the Fund; or	Each Acquiring Fund may not borrow
(b) from a bank or other persons for
money except as permitted by (i) the
temporary purposes only, provided that
1940 Act or interpretations or
such temporary borrowings are in an
Borrowing		modifications by the SEC, SEC staff or
amount not exceeding 5% of the Fund’s
other authority with appropriate
total assets at the time when the
jurisdiction, or (ii) exemptive or other
borrowing is made. This limitation does
relief or permission from the SEC, SEC
not preclude a Fund from entering into
staff or other authority.
reverse repurchase transactions,

provided that the Fund has an asset
coverage of 300% for all borrowing and
repurchase commitments of the Fund
pursuant to reverse repurchase
transactions.

Policy	Acquired Funds that are series of	Corresponding Acquiring Funds
Diamond Hill Funds (mutual funds)

2. Senior Securities. A Fund will not
	issue senior securities. This limitation is	Each Acquiring Fund may not issue
not applicable to activities that may be
	deemed to involve the issuance or sale	senior securities except as permitted by
	of a senior security by a Fund, provided	(i) the 1940 Act or interpretations or
Senior Securities	that the Fund’s engagement in such	modifications by the SEC, SEC staff or
	activities is (a) consistent with or	other authority with appropriate

	permitted by the Company Act the rules	jurisdiction, or (ii) exemptive or other
	and regulations promulgated thereunder	relief or permission from the SEC, SEC
	or interpretations of the SEC or its staff	staff or other authority.
and (b) as described in the Prospectus
and this SAI.
	3. Underwriting. A Fund will not act as	Each Acquiring Fund may not engage
in the business of underwriting the
underwriter of securities issued by other
securities of other issuers except as
persons. This limitation is not
permitted by (i) the 1940 Act or
applicable to the extent that, in
Underwriting		interpretations or modifications by the
connection with the disposition of
SEC, SEC staff or other authority with
portfolio securities (including restricted
appropriate jurisdiction, or (ii)
securities), a Fund may be deemed an
exemptive or other relief or permission
underwriter under certain federal
from the SEC, SEC staff or other
securities laws.
authority.

4. Real Estate. A Fund will not
	purchase or sell real estate. This	Each Acquiring Fund may not purchase
limitation is not applicable to
	investments in marketable securities	or sell real estate except as permitted by
	that are secured by or represent interests	(i) the 1940 Act or interpretations or
Real Estate	in real estate. This limitation does not	modifications by the SEC, SEC staff or
	preclude a Fund from investing in	other authority with appropriate

	mortgage-related securities or investing	jurisdiction, or (ii) exemptive or other
	in companies engaged in the real estate	relief or permission from the SEC, SEC
	business or that have a significant	staff or other authority.
portion of their assets in real estate
(including real estate investment trusts).
5. Commodities. A Fund will not
	purchase or sell commodities unless	Each Acquiring Fund will not purchase
acquired as a result of ownership of
or sell commodities or contracts related
securities or other investments. This
to commodities except to the extent
limitation does not preclude a Fund
permitted by (i) the 1940 Act or
from purchasing or selling options or
Commodities		interpretations or modifications by the
futures contracts, from investing in
SEC, SEC staff or other authority with
securities or other instruments backed
appropriate jurisdiction, or (ii)
by commodities or from investing in
exemptive or other relief or permission
companies that are engaged in a
from the SEC, SEC staff or other
commodities business or have a
authority.
significant portion of their assets in

commodities.
	6. Loans. A Fund will not lend any	Each Acquiring Fund will not lend
security or make any other loan if, as a
money or other assets except as
result, more than 33 1/3% of its total
permitted by (i) the 1940 Act or
assets would be lent to other parties, but
interpretations or modifications by the
Lending	this limitation does not apply to
SEC, SEC staff or other authority with
purchases of debt securities or to
appropriate jurisdiction, or (ii)
repurchase agreements, or to
exemptive or other relief or permission
acquisitions of loans, loan
from the SEC, SEC staff or other
Participations or other forms of debt
authority.
instruments.

Policy	Acquired Funds that are series of	Corresponding Acquiring Funds
Diamond Hill Funds (mutual funds)

Each Acquiring Fund will not make any
investment if, as a result, the Fund’s
investments will be concentrated in any
one industry except as permitted by (i)
the 1940 Act or interpretations or
	7. Concentration. A Fund will not	modifications by the SEC, SEC staff or
other authority with appropriate
invest 25% or more of its respective
jurisdiction, or (ii) exemptive or other
total assets in any particular industry.
relief or permission from the SEC, SEC
This limitation is not applicable to
Concentration		staff or other authority. This limitation
investments in obligations issued or
does not apply to U.S. Government and
guaranteed by the U.S. government, its
Agency Securities, securities of other
agencies and instrumentalities or
investment companies, and state,
repurchase agreements with respect
territorial or municipal securities or
thereto.
such other securities as may be

excluded for this purpose under the
1940 Act, the rules and regulations
thereunder and any applicable
exemptive relief or SEC or SEC staff
interpretations.
With respect to the percentages adopted
by the Trust as maximum limitations on
its investment policies and limitations,
	an excess above the fixed percentage	[Same as the corresponding Acquired
will not be a violation of the policy or
Percentage Tests		Fund, with the borrowing exception
limitation unless the excess results
referring to the Acquiring Fund’s
immediately and directly from the
borrowing restriction.]
acquisition of any security or the action

taken. This paragraph does not apply to
the borrowing policy set forth in
paragraph (1) above.
With respect to paragraph (1) above, if
asset coverage on borrowing at any
	time falls below 300% for a Fund,	[Same as the corresponding Acquired
within three days (or such longer period
Borrowing Coverage		Fund, with the reference to paragraph
as the SEC may prescribe by rule or
(1) referring to the Acquiring Fund’s
regulation) that Fund will reduce the
borrowing restriction.]
amount of its borrowings to the extent

that asset coverage of such borrowings
will be at least 300%.
With respect to the fundamental policy
	relating to concentration set forth in	[Same as the corresponding Acquired
Structured-Security Industry	paragraph 7 above, the Trust applies	Fund, with the reference to paragraph 7
Classification	industry classifications to the	referring to the Acquiring Fund’s
	receivables underlying MBS and ABS	concentration restriction.]
issued by private originators or issuers.

Policy	Acquired Funds that are series of	Corresponding Acquiring Funds
Diamond Hill Funds (mutual funds)

Notwithstanding any of the foregoing
limitations, any investment company,
whether organized as a trust,
association, corporation, or a personal
holding company, may be merged or
consolidated with or acquired by the
	Trust, provided that if such merger,	[Same as the corresponding Acquired
consolidation, or acquisition results in
Temporary Deviations Following	an investment in the securities of any	Fund, with references to the Trust and
	issuer prohibited by said paragraphs,	the foregoing limitations referring to
Acquisitions
	the Trust shall, within ninety days after	the Acquiring Trust and the Acquiring

	the consummation of such merger,	Fund’s corresponding limitations.]
consolidation, or acquisition, dispose of
all of the securities of such issuer so
acquired or such portion thereof as shall
bring the total investment therein within
the limitations imposed by said
paragraphs above as of the date of
consummation.
1. Pledging. A Fund will not mortgage,
pledge, hypothecate, or in any manner
transfer, as security for indebtedness,
any of its assets except as may be
necessary in connection with
	borrowings described in limitation	[Same as the corresponding Acquired
(1) above. Margin deposits, security
Pledging (Non-fundamental)		Fund, with the reference to limitation
interests, liens and collateral
(1) referring to the Acquiring Fund’s
arrangements with respect to
borrowing restriction.]
transactions involving options, futures

contracts, short sales and other
permitted investments and techniques
are not deemed to be a mortgage,
pledge or hypothecation of assets for
purposes of this limitation.
2. Borrowing. A Fund will not purchase
Purchases While Borrowing (Non-	any security while borrowings	[Same as the corresponding Acquired
(including reverse repurchase
fundamental)		Fund.]
agreements) representing more than 5%

of its total assets are outstanding.
3. Margin Purchases. A Fund will not
purchase securities or evidences of
interest thereon on “margin.” This
limitation is not applicable to short term
Margin (Non-fundamental)	credit obtained by a Fund for the	[Same as the corresponding Acquired
clearance of purchases and sales or
Fund.]
redemption of securities, or to

arrangements with respect to
transactions involving options, futures
contracts, short sales and other
permitted investments and techniques.
	4. Options. A Fund will not purchase or	[Same as the corresponding Acquired
Options (Non-fundamental)	sell puts, calls, options or straddles,	Fund, with references to the Prospectus
	except as described in the Prospectus	and SAI referring to the Acquiring

	and this SAI.	Fund’s Prospectus and SAI.]
	5. Reverse Repurchase Agreements.	[Same as the corresponding Acquired
Fund, with the exceptions applying to
Reverse Repurchase Agreements (Non-	Other than the Short Duration Income
Victory Diamond Hill Short Duration
Fund, the Core Bond Fund and the Core
fundamental)		Income Fund, Victory Diamond Hill
Plus Bond Fund, a Fund will not enter
Core Bond Fund and Victory Diamond
into reverse repurchase agreements.
Hill Core Plus Bond Fund.]

B-12
Policy	Acquired Funds that are ETFs	Corresponding Acquiring Funds
First Eagle Mid Cap Equity ETF, First
Eagle Small Cap Equity ETF and First
Eagle Core Municipal ETF are
diversified. First Eagle US Equity ETF
	and Diamond Hill Large Cap	Victory First Eagle Mid Cap Equity
Concentrated ETF are non-diversified.
ETF, Victory First Eagle Small Cap
The First Eagle Mid Cap Equity and
Equity ETF and Victory First Eagle
Sub-Classification	Small Cap Equity ETFs apply the 75%
Core Municipal ETF are diversified.
of total assets, 5% of assets per issuer
Victory First Eagle US Equity ETF and
and 10% of an issuer's voting securities
Victory Diamond Hill Large Cap
diversification limits, subject to the
Concentrated ETF are non-diversified.
stated U.S. Government securities

exception. First Eagle Core Municipal
ETF may not change its sub-
classification from diversified to non-
diversified.
First Eagle US Equity ETF, First Eagle
Mid Cap Equity ETF and First Eagle
Small Cap Equity ETF: may borrow
from banks and enter into reverse
repurchase agreements subject to 300%
	asset coverage; may also obtain	Each Acquiring Fund may not borrow
temporary unsecured bank borrowings
	in exceptional circumstances not	money except as permitted by (i) the
	exceeding 10% of net assets; may not	1940 Act or interpretations or
Borrowing	purchase securities while borrowings	modifications by the SEC, SEC staff or
	exceed 5% of total assets. First Eagle	other authority with appropriate

	Core Municipal ETF: may borrow as	jurisdiction, or (ii) exemptive or other
	permitted by the 1940 Act Laws,	relief or permission from the SEC, SEC
	Interpretations and Exemptions.	staff or other authority.
Diamond Hill Large Cap Concentrated
ETF: the same bank/interfund
borrowing, temporary borrowing and
300% coverage restriction set forth
above for the Diamond Hill mutual
funds.
First Eagle US Equity ETF, First Eagle
Mid Cap Equity ETF and First Eagle
Small Cap Equity ETF: issuance of
senior securities is restricted in
	conjunction with the borrowing policy;	Each Acquiring Fund may not issue
pledging is limited to the lesser of the
senior securities except as permitted by
amount borrowed or 33 1/3% of total
(i) the 1940 Act or interpretations or
assets, with the stated exceptions for
Senior Securities		modifications by the SEC, SEC staff or
short-sale and derivatives collateral.
other authority with appropriate
First Eagle Core Municipal ETF: may
jurisdiction, or (ii) exemptive or other
issue senior securities only as permitted
relief or permission from the SEC, SEC
by the 1940 Act Laws, Interpretations
staff or other authority.
and Exemptions. Diamond Hill Large

Cap Concentrated ETF: the same
senior-securities restriction set forth
above for the Diamond Hill mutual
funds.

Policy	Acquired Funds that are ETFs	Corresponding Acquiring Funds
First Eagle US Equity ETF, First Eagle
Mid Cap Equity ETF and First Eagle
	Small Cap Equity ETF: may not	Each Acquiring Fund may not engage
underwrite other issuers' securities,
	except to the extent deemed an	in the business of underwriting the
	underwriter in disposing of portfolio	securities of other issuers except as
	securities, including restricted	permitted by (i) the 1940 Act or
Underwriting	securities. First Eagle Core Municipal	interpretations or modifications by the
	ETF: may not underwrite securities of	SEC, SEC staff or other authority with

	other issuers, but may engage in	appropriate jurisdiction, or (ii)
	transactions involving the acquisition,	exemptive or other relief or permission
	disposition or resale of portfolio	from the SEC, SEC staff or other
	securities. Diamond Hill Large Cap	authority.
Concentrated ETF: the same
underwriting restriction set forth above
for the Diamond Hill mutual funds.
First Eagle US Equity ETF, First Eagle
Mid Cap Equity ETF and First Eagle
Small Cap Equity ETF: may make
loans through securities lending and
repurchase agreements; purchases of
	bonds, debentures and other debt	Each Acquiring Fund will not lend
securities, government obligations,
	commercial paper, certificates of	money or other assets except as
	deposit and bankers' acceptances are	permitted by (i) the 1940 Act or
Lending	not treated as loans for this purpose.	interpretations or modifications by the
	First Eagle Core Municipal ETF: may	SEC, SEC staff or other authority with
	make loans to the extent permitted by	appropriate jurisdiction, or (ii)
	the 1940 Act Laws, Interpretations and	exemptive or other relief or permission
	Exemptions, including through	from the SEC, SEC staff or other
	purchases of debt instruments,	authority.
repurchase agreements and securities
lending. Diamond Hill Large Cap
Concentrated ETF: the same 33 1/3%
lending restriction and debt-investment
exceptions set forth above for the
Diamond Hill mutual funds.
First Eagle US Equity ETF, First Eagle
Mid Cap Equity ETF and First Eagle
Small Cap Equity ETF: may not
purchase or sell real estate, but may
invest in securities secured by real
	estate or interests therein and in	Each Acquiring Fund may not purchase
securities of issuers that invest in real
	estate, including REITs. First Eagle	or sell real estate except as permitted by
	Core Municipal ETF: may not purchase	(i) the 1940 Act or interpretations or
Real Estate	or sell real estate unless acquired as a	modifications by the SEC, SEC staff or
	result of ownership of securities or	other authority with appropriate

	other instruments; this does not prevent	jurisdiction, or (ii) exemptive or other
	investments in securities or other	relief or permission from the SEC, SEC
	instruments backed by real estate or	staff or other authority.
securities of issuers that invest in real
estate. Diamond Hill Large Cap
Concentrated ETF: the same real-estate
restriction and exceptions set forth
above for the Diamond Hill mutual
funds.

Policy	Acquired Funds that are ETFs	Corresponding Acquiring Funds
First Eagle US Equity ETF, First Eagle
Mid Cap Equity ETF and First Eagle
	Small Cap Equity ETF: may purchase	Each Acquiring Fund will not purchase
or sell commodities only to the extent
	permitted under the 1940 Act. First	or sell commodities or contracts related
	Eagle Core Municipal ETF: may not	to commodities except to the extent
	purchase or sell physical commodities	permitted by (i) the 1940 Act or
Commodities	unless acquired as a result of ownership	interpretations or modifications by the
	of securities or other instruments,	SEC, SEC staff or other authority with

	subject to the stated exceptions for	appropriate jurisdiction, or (ii)
	futures, options, other commodity-	exemptive or other relief or permission
	related instruments and precious metals.	from the SEC, SEC staff or other
	Diamond Hill Large Cap Concentrated	authority.
ETF: the same commodities restriction
and exceptions set forth above for the
Diamond Hill mutual funds.
	First Eagle US Equity ETF, First Eagle	Each Acquiring Fund will not make any
Mid Cap Equity ETF and First Eagle
investment if, as a result, the Fund’s
Small Cap Equity ETF: may not invest
investments will be concentrated in any
25% or more of total assets in securities
one industry except as permitted by (i)
of issuers in a particular industry,
the 1940 Act or interpretations or
subject to the stated exceptions for U.S.
modifications by the SEC, SEC staff or
Government obligations, state and
other authority with appropriate
municipal obligations and repurchase
jurisdiction, or (ii) exemptive or other
agreements collateralized by such
relief or permission from the SEC, SEC
obligations. First Eagle Core Municipal
Concentration		staff or other authority. This limitation
ETF: may not invest more than 25% of
does not apply to U.S. Government and
total assets in a particular industry or
Agency Securities, securities of other
group of industries, subject to the stated
investment companies, and state,
government, tax-exempt government
territorial or municipal securities or
and related repurchase-agreement
such other securities as may be
exceptions. Diamond Hill Large Cap
excluded for this purpose under the
Concentrated ETF: the same less-than-
1940 Act, the rules and regulations
25% industry concentration restriction
thereunder and any applicable
and U.S. Government exception set
exemptive relief or SEC or SEC staff
forth above for the Diamond Hill
interpretations.
mutual funds.

Policy	Acquired Funds that are ETFs	Corresponding Acquiring Funds
First Eagle US Equity ETF: normally
invests at least 80% of net assets (plus
borrowings for investment purposes) in
domestic equity securities. First Eagle
Mid Cap Equity ETF: normally invests
at least 80% of net assets (plus
borrowings for investment purposes) in
equity securities of medium-sized
companies. First Eagle Small Cap
Equity ETF: normally invests at least
	80% of net assets (plus borrowings for	Same as the corresponding Acquired
investment purposes) in equity
Fund, except as described in the
securities of small-cap companies. First
comparison of investment objectives
Eagle Core Municipal ETF: normally
80% Investment Policies		and principal investment strategies for
invests at least 80% of net assets (plus
the applicable Fund Pair. The 80%
borrowings for investment purposes) in
municipal-bond investment policy of
municipal bonds paying interest exempt
Victory First Eagle Core Municipal
from regular federal personal income
ETF is fundamental.
tax; this tax-exempt policy is

fundamental. Diamond Hill Large Cap
Concentrated ETF: under normal
circumstances, invests at least 80% of
net assets (plus borrowings for
investment purposes) in equity
securities of large-cap companies. The
market-capitalization definitions and
other qualifications are described in
each Fund's principal investment
strategies.

Under the 1940 Act, a Fund cannot change its classification from diversified to non-diversified without shareholder approval.

Where the table states that an Acquiring Fund will not have a corresponding fundamental investment restriction, the Acquiring Fund will nevertheless remain subject to the applicable requirements of the 1940 Act, the Securities Act of 1933, the Securities Exchange Act of 1934, the Commodity Exchange Act and other applicable law. The absence of the legacy restriction is not expected to result in a material change to the Fund’s investment program at the time of the Reorganization.

Exhibit C

PRINCIPAL RISKS

The following descriptions explain the risks applicable to the Acquiring Funds. Identical descriptions are presented once, with the applicable Funds or Fund groups identified; differing summary disclosures and additional-information disclosures are presented separately. Not every risk described in this Exhibit applies to every Fund. The Fund Pair comparison tables identify the principal risks applicable to each Acquired Fund and its corresponding Acquiring Fund. The significance of any risk will vary over time and from Fund to Fund.

In the applicability labels below, First Eagle mutual funds refers to the Victory First Eagle mutual funds other than Victory First Eagle High Yield Municipal Completion Fund; Diamond Hill mutual funds refers to the Victory Diamond Hill mutual funds; First Eagle ETFs refers to the Victory First Eagle ETFs; and Diamond Hill Large Cap Concentrated ETF refers to Victory Diamond Hill Large Cap Concentrated ETF. Shortened Fund names identify the corresponding Acquiring Funds listed in this Proxy Statement/Prospectus. References within the descriptions to a Fund, the Funds or a shortened Fund name are subject to the accompanying applicability label and any more specific applicability stated in the description.

Principal Risk Disclosures

Adjustable Rate Mortgage Loans (ARMs) Risk

Summary disclosure: Diamond Hill Core Plus Bond Fund.

Adjustable Rate Mortgage Loans (ARMs) Risk. As with fixed rate mortgages, there can be no certainty as to the rate of prepayments on the ARMs in either stable or changing interest rate environments. In addition, there can be no certainty as to whether increases in the principal balances of the ARMs due to the addition of deferred interest may result in a default rate higher than that on ARMs that do not provide for negative amortization. Other factors affecting prepayment of ARMs include changes in mortgagors’ housing needs, job transfers, unemployment, mortgagors’ net equity in the mortgage properties and servicing decisions.

Additional information: Diamond Hill mutual funds.

ARMs Risk. ARMs may be subject to a greater rate of principal prepayments in a declining interest rate environment. For example, if prevailing interest rates fall significantly, ARMs could be subject to higher prepayment rates than if prevailing interest rates remain constant because the availability of fixed rate mortgage loans at competitive interest rates may encourage mortgagors to refinance their ARMs to “lock-in” a lower fixed interest rate. Conversely, if prevailing interest rates rise significantly, ARMs may prepay at lower rates than if prevailing rates remain at or below those in effect at the time such ARMs were originated. As with fixed rate mortgages, there can be no certainty as to the rate of prepayments on the ARMs in either stable or changing interest rate environments. In addition, there can be no certainty as to whether increases in the principal balances of the ARMs due to the addition of deferred interest may result in a default rate higher than that on ARMs that do not provide for negative amortization. Other factors affecting prepayment of ARMs include changes in mortgagors’ housing needs, job transfers, unemployment, mortgagors’ net equity in the mortgage properties and servicing decisions.

Alternative Minimum Tax Risk

Summary disclosure: First Eagle Core Plus Municipal Fund; First Eagle High Yield Municipal Fund; First Eagle Short Duration High Yield Municipal Fund.

Alternative Minimum Tax Risk. All or a portion of the Fund’s otherwise tax-exempt income may be taxable to those shareholders subject to the federal alternative minimum tax.

Summary disclosure: First Eagle High Yield Municipal Completion Fund; First Eagle Core Municipal ETF.

Alternative Minimum Tax Risk — All or a portion of the Fund’s otherwise tax-exempt income may be taxable to those shareholders subject to the federal alternative minimum tax.

Additional information: First Eagle ETFs.

Alternative Minimum Tax Risk — Although the interest received from municipal securities generally is exempt from federal income tax, the Fund may invest a portion of its total assets in municipal securities subject to the federal alternative minimum tax. Accordingly, investment in the Fund could cause shareholders to be subject to, or result in an increased liability under, the federal alternative minimum tax.

Additional information: First Eagle mutual funds. Additional information: First Eagle High Yield Municipal Completion Fund.

Alternative Minimum Tax Risk. Although the interest received from municipal securities generally is exempt from federal income tax, a Fund may invest a portion of its total assets in municipal securities subject to the federal alternative minimum tax. Accordingly, investment in a Fund could cause shareholders to be subject to, or result in an increased liability under, the federal alternative minimum tax.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk

Summary disclosure: Diamond Hill Core Bond Fund.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. Asset-backed, mortgage-related and mortgage- backed securities, including so-called “sub-prime” mortgages, are subject to certain risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Collateralized mortgage obligations (“CMOs”) and stripped mortgage-backed securities, including those structured as interest only (“IOs”) and principal only (“POs”), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. CMOs are issued in multiple classes, and a class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of non-payment. The risk of default for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities.

The values of IO and PO mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. In addition, because there may be a drop in trading volume, an inability to find a ready buyer, or the imposition of legal restrictions on the resale of securities, these instruments may be illiquid. The Fund will be exposed to additional risk to the extent that it uses inverse floaters and inverse IOs. These securities are more volatile and more sensitive to interest rate changes than other types of debt securities. If interest rates move in a manner not anticipated by the Adviser, the Fund could lose all or substantially all of its investment in inverse IOs.

Summary disclosure: Diamond Hill Core Plus Bond Fund.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. Asset-backed, mortgage-related and mortgage- backed securities, including so-called “sub-prime” mortgages, are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

CMOs and stripped mortgage-backed securities, including those structured as interest only (“IOs”) and principal only (“POs”), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. CMOs are issued in multiple classes, and a class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of non-payment. The risk of default for “sub-prime” mortgages is generally higher than other types of mortgage- backed securities.

The values of IO and PO mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. In addition, because there may be a drop in trading volume, an inability to find a ready buyer, or the imposition of legal restrictions on the resale of securities, these instruments may be illiquid. The Fund will be exposed to additional risk to the extent that it uses inverse floaters and inverse IOs. These securities are more volatile and more sensitive to interest rate changes than other types of debt securities. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If interest rates move in a manner not anticipated by the Adviser, the Fund could lose all or substantially all of its investment in inverse IOs.

Summary disclosure: Diamond Hill Short Duration Income Fund.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. Asset-backed, mortgage-related and mortgage- backed securities, including so-called “sub-prime” mortgages, are subject to certain risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

CMOs and stripped mortgage-backed securities, including those structured as interest only (“IOs”) and principal only (“POs”), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. CMOs are issued in multiple classes, and a class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of non-payment. The risk of default for “sub-prime” mortgages is generally higher than other types of mortgage- backed securities.

The values of IO and PO mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. In addition, because there may be a drop in trading volume, an inability to find a ready buyer, or the imposition of legal restrictions on the resale of securities, these instruments may be illiquid. The Fund will be exposed to additional risk to the extent that it uses inverse floaters and inverse IOs. These securities are more volatile and more sensitive to interest rate changes than other types of debt securities. If interest rates move in a manner not anticipated by the Adviser, the Fund could lose all or substantially all of its investment in inverse Ios.

Additional information: Diamond Hill mutual funds.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Funds may invest in ABS, MBS, and other mortgage-related and mortgage-backed securities, including so-called “sub-prime” mortgages that are subject to certain risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Funds may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Funds may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Funds may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

CMOs and stripped mortgage-backed securities, including those structured as IOs and POs, are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. CMOs are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Funds invest may be more volatile and may be subject to higher risk of non-payment. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

The values of IO and PO mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, because there may be a drop in trading volume, an inability to find a ready buyer, or the imposition of legal restrictions on the resale of securities, these instruments may be illiquid. The fund will be exposed to additional risk to the extent that they use inverse floaters and inverse IOs, which are debt securities with interest rates that reset in the opposite direction from the market rate to which the security is indexed. These securities are more volatile and more sensitive to interest rate changes than other types of debt securities. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If interest rates move in a manner not anticipated by the Adviser, the funds could lose all or substantially all of their investments in inverse Ios.

Authorized Participant Concentration Risk

Additional information: First Eagle ETFs.

Authorized Participant Concentration Risk — Only authorized participants (“APs”) may engage in creation or redemption transactions directly with a Fund. Each Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for a Fund’s Shares. This risk may be heightened to the extent that securities held by a Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to a Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, and Shares may be more likely to trade at a premium or discount to the Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, if applicable, may have lower trading volumes and may increase this risk.

Authorized Participant Risk

Summary disclosure: Diamond Hill Large Cap Concentrated ETF.

Authorized Participant Risk. Only an authorized participant (“Authorized Participant”) that has entered into a contractual arrangement with the Fund’s distributor may engage in creation or redemption transactions directly with the Fund. To the extent that Authorized Participants exit the business or are unable or unwilling to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able or willing to step forward to create or redeem large blocks of shares known as “Creation Units,” shares may be more likely to trade at a premium or discount to net asset value (“NAV”) and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange-traded funds (“ETFs”) that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Additional information: Diamond Hill Large Cap Concentrated ETF.

Authorized Participant Risk. Only an Authorized Participant that has entered into a contractual arrangement with the Fund’s distributor may engage in creation or redemption transactions directly with the Fund. The Fund’s distributor has entered into contracts with only a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Automobile Industry Risk

Summary disclosure: First Eagle Global Real Assets Fund.

Automobile Industry Risk. The Fund may invest in the automobile industry, including automobile component manufacturing companies. The securities of automobile companies may be negatively affected by labor relations and costs, automotive technology developments (including autonomous vehicles) and consumer preferences. The automobile and automobile component sector may also be subject to significant government regulation, including tariffs, taxes, subsidies, import and export restrictions and environmental regulations.

Additional information: First Eagle mutual funds.

Automobile Industry Risk. A Fund may invest in the automobile industry, including automobile component manufacturing companies. The securities of automobile companies may be negatively affected by labor relations and costs, automotive technology developments (including autonomous vehicles) and consumer preferences. The automobile and automobile component sector may also be subject to significant government regulation, including tariffs, taxes, subsidies, import and export restrictions and environmental regulations. The automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry’s securities.

Bank Loan Risk

Summary disclosure: First Eagle Global Balanced Fund.

Bank Loan Risk. The Fund may invest in bank loans. These investments potentially expose the Fund to the credit risk of the underlying borrower, and in certain cases, of the financial institution. The Fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower. The market for bank loans may be illiquid and the Fund may have difficulty selling them, especially in the case of leveraged loans, which can be difficult to value. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. At times, the Fund may decline to receive non-public information relating to loans, which could disadvantage the Fund relative to other investors.

Additional information: First Eagle mutual funds.

Bank Loan Risk. A Fund may invest in bank loans. These investments potentially expose a Fund to the credit risk of the underlying borrower, and in certain cases, of the financial institution. A Fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower. Even investments in secured loans present risk, as there is no assurance that the collateral securing the loan will be sufficient to satisfy the loan obligation. Transactions involving bank loans have significantly longer settlement periods (e.g., longer than seven days) than more traditional investments. While the Funds maintain access to a line of credit with a financial institution for short-term credit needs, the sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations until potentially a substantial period after the sale of the loans. In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities. The market for bank loans may be illiquid and a Fund may have difficulty selling them. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. In some instances, other accounts managed by the Adviser or an affiliate may hold other securities issued by borrowers whose loans may be held in the Fund’s portfolio. If the credit quality of the issuer deteriorates, the Adviser may owe conflicting fiduciary duties to the Fund and other client accounts. At times, the Fund may decline to receive non-public information relating to loans, which could disadvantage the Fund relative to other investors.

Alternatively, the Adviser may come into possession of material, non-public information about the issuers of loans that may be held in the Fund’s portfolio. The Adviser’s ability to trade in these loans for the account of the Fund could be limited by its possession of such information. Limitations on the Adviser’s ability to trade could have an adverse effect on the Fund by preventing the Fund from selling a loan that is experiencing a material decline in value.

A Fund may invest in bank loans that have fewer or no financial maintenance covenants and restrictions. These are called covenant-lite loans. A covenant-lite loan typically contains fewer clauses which allow an investor to proactively enforce financial covenants or prevent undesired actions by the borrower/issuer. Covenant-lite loans also generally provide fewer investor protections if certain criteria are breached. A Fund may experience losses or delays in enforcing its rights on its holdings of covenant-lite loans.

Call Risk

Summary disclosure: First Eagle Core Municipal ETF.

Call Risk — The Fund may be subject to the risk that an issuer will exercise its right to pay principal on a debt obligation held by the Fund earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities.

Summary disclosure: First Eagle Core Plus Municipal Fund; First Eagle High Yield Municipal Fund; First Eagle Rising Dividend Fund; First Eagle Short Duration High Yield Municipal Fund.

Call Risk. The Fund may be subject to the risk that an issuer will exercise its right to pay principal on a debt obligation (such as a convertible security) that is held by the Fund earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities.

Summary disclosure: First Eagle High Yield Municipal Completion Fund.

Call Risk — The Fund may be subject to the risk that an issuer will exercise its right to pay principal on a debt obligation (such as a convertible security) that is held by the Fund earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities.

Additional information: First Eagle ETFs.

Call Risk — An issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Additional information: First Eagle mutual funds. Additional information: First Eagle High Yield Municipal Completion Fund.

Call Risk. An issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Changes in Debt Ratings Risk

Summary disclosure: First Eagle Core Plus Municipal Fund; First Eagle Global Balanced Fund; First Eagle High Yield Municipal Fund; First Eagle Short Duration High Yield Municipal Fund.

Changes in Debt Ratings Risk. If a rating agency gives a debt instrument a lower rating, the value of the instrument may decline because investors may demand a higher rate of return.

Summary disclosure: First Eagle High Yield Municipal Completion Fund; First Eagle Core Municipal ETF.

Changes in Debt Ratings Risk — If a rating agency gives a debt instrument a lower rating, the value of the instrument may decline because investors may demand a higher rate of return.

Additional information: First Eagle ETFs.

Changes in Debt Ratings Risk — Investments can be subject to the risk of downgrade by a ratings agency. Ratings downgrades generally affect the value of the downgraded security and are likely to result in both decreased demand for the security and an investor expectation of a higher rate of return on the security.

Additional information: First Eagle mutual funds. Additional information: First Eagle High Yield Municipal Completion Fund.

Changes in Debt Ratings Risk. Investments can be subject to the risk of downgrade by a ratings agency. Ratings downgrades generally affect the value of the downgraded security and are likely to result in both decreased demand for the security and an investor expectation of a higher rate of return on the security.

Collateralized Loan Obligations (CLOs) Risk

Summary disclosure: Diamond Hill Core Plus Bond Fund.

Collateralized Loan Obligations (CLOs) Risk. CLOs are subject to credit, interest rate, valuation, and prepayment and call, and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of CLOs may be affected by, changes in the market value of the underlying assets held by the CLO.

Additional information: Diamond Hill mutual funds.

CLOs Risk. CLOs are subject to credit, interest rate, valuation, and prepayment and call, and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of CLOs may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets.

Commodity Investments Risk

Summary disclosure: First Eagle Global Real Assets Fund.

Commodity Investments Risk. The Fund may invest in commodities-related businesses and instruments. Commodities generally can be more volatile than other types of assets. Factors that affect the volatility of commodities include, but are not limited to, commodity price movements (whether of individual commodities or indexes or other instruments linked to commodities, changes in demand, costs of transport, interest rate changes, natural disasters and extreme weather changes, and regulatory developments, such as embargoes and tariffs.

Additional information: First Eagle mutual funds.

Commodity Investments Risk. A Fund may invest in commodities-related businesses and instruments. Commodities generally can be more volatile than other types of assets. Factors that affect the volatility of commodities include, but are not limited to, commodity price movements (whether of individual commodities or indexes or other instruments linked to commodities), changes in demand, costs of transport, interest rate changes, natural disasters and extreme weather changes, such as droughts and floods, other factors affecting a particular industry or commodity such as livestock disease, changes in storage costs and policies of commodity cartels and regulatory developments, such as embargoes and tariffs.

Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The values of investments related directly to commodities may be affected by changes in overall market movements, commodity index volatility, interest rates, and other factors such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

Consumer Loans Risk

Summary disclosure: Diamond Hill Core Bond Fund.

Consumer Loans Risk. Investments in consumer loans expose the Fund to additional risks beyond those normally associated with more traditional debt instruments. The Fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower and whether or not a loan is secured by collateral, although there is no assurance that the collateral securing a loan will be sufficient to satisfy the loan obligation. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. Transactions involving bank loans may have significantly longer settlement periods than more traditional investments (settlement can take longer than 7 days) and often involve borrowers whose financial condition is troubled or highly leveraged, which increases the risk that the Fund may not receive its proceeds in a timely manner or that the Fund may incur losses in order to pay redemption proceeds to its shareholders. In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities.

Summary disclosure: Diamond Hill Short Duration Income Fund.

Consumer Loans Risk. Investments in consumer loans expose the Fund to additional risks beyond those normally associated with more traditional debt instruments. The Fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower and whether or not a loan is secured by collateral, although there is no assurance that the collateral securing a loan will be sufficient to satisfy the loan obligation. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. Transactions involving bank loans may have significantly longer settlement periods than more traditional investments (settlement can take longer than 7 days) and often involve borrowers whose financial condition is troubled or highly leveraged, which increases the risk that the Fund may not receive its proceeds in a timely manner or that the Fund may incur losses in order to pay redemption proceeds to its shareholders. In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities.

Additional information: First Eagle mutual funds. Additional information: Diamond Hill mutual funds.

Consumer Loans Risk. Investments in consumer loans expose the Funds to additional risks beyond those normally associated with more traditional debt instruments. A Fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower and whether or not a loan is secured by collateral, although there is no assurance that the collateral securing a loan will be sufficient to satisfy the loan obligation. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. Transactions involving bank loans may have significantly longer settlement periods than more traditional investments (settlement can take longer than seven days) and often involve borrowers whose financial condition is troubled or highly leveraged, which increases the risk that a Fund may not receive its proceeds in a timely manner or that a Fund may incur losses in order to pay redemption proceeds to its shareholders. In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities.

Consumer Staples Sector Risk

Summary disclosure: First Eagle Global Real Assets Fund.

Consumer Staples Sector Risk. The Fund may invest in securities of companies in the consumer staples sector, including grocery stores and agricultural producers. The consumer staples sector may be negatively affected by demographic shifts, consumer preferences, costs of labor, environmental considerations and commodity price fluctuations. Domestic and foreign government regulations on agricultural production and trade also may affect the consumer staples sector.

Convertible Security Risk

Summary disclosure: First Eagle Global Fund; First Eagle Global Real Assets Fund; First Eagle Rising Dividend Fund; First Eagle Small Cap Opportunity Fund.

Convertible Security Risk. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Convertible securities may gain or lose value due to changes in the issuer’s operating results, financial condition, credit rating and changes in interest rates and other general economic, industry and market conditions.

Additional information: First Eagle mutual funds.

Convertible Security Risk. A Fund may be susceptible to convertible security risk. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Convertible securities may gain or lose value due to changes in the issuer’s operating results, financial condition, and credit rating and changes in interest rates and other general economic, industry and market conditions. Convertible securities generally have higher yields than common stocks of the same or similar issuers, but lower yields than comparable non-convertible securities. They may be less subject to fluctuation in value than the underlying stock because they have fixed income characteristics, and provide the potential for capital appreciation if the market price of the underlying common stock increases.

Corporate Bond Risk

Summary disclosure: First Eagle Global Balanced Fund.

Corporate Bond Risk. The market value of a corporate bond may be affected by factors directly related to the issuer and by factors not directly related to the issuer, such as general market liquidity. The market value of corporate bonds generally may be expected to rise and fall inversely with interest rates, and as a result, corporate bonds may lose value in a rising-rate environment.

Summary disclosure: First Eagle Rising Dividend Fund.

Corporate Bond Risk. The market value of a corporate bond may be affected by factors directly related to the issuer and by factors not directly related to the issuer, such as general market liquidity. The market value of corporate bonds generally may be expected to rise and fall inversely with interest rates, and as a result, corporate bonds may lose value in a rising-rate environment..

Additional information: First Eagle mutual funds.

Corporate Bond Risk. Corporate bonds, which are debt instruments issued by corporations to raise capital, may have priority over preferred securities and common stock in an issuer’s capital structure, but may be subordinated to an issuer’s other debt instruments. The market value of a corporate bond may be affected by factors directly related to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the market place, performance of the issuer’s management, the issuer’s capital structure, the use of financial leverage and demand for the issuer’s goods and services, and by factors not directly related to the issuer such as general market liquidity. The market value of corporate bonds generally may be expected to rise and fall inversely with interest rates, and as a result, corporate bonds may lose value in a rising-rate environment. To the extent the Fund holds below investment-grade corporate bonds, such bonds are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific developments.

Credit and Interest Rate Risk

Summary disclosure: First Eagle Core Plus Municipal Fund.

Credit and Interest Rate Risk. The value of the Fund’s portfolio may fluctuate in response to the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. In addition, fluctuations in interest rates can affect the value of debt instruments held by the Fund. A debt instrument’s “duration” is a way of measuring a debt instrument’s sensitivity to a potential change in interest rates. An increase in interest rates tends to reduce the market value of debt instruments, while a decline in interest rates tends to increase their values. Generally, debt instruments with long maturities and low coupons have the longest durations. Longer-duration instruments tend to be more sensitive to interest rate changes than those with shorter durations. Recent market conditions and events, including increases in interest rates, may exacerbate the risk that borrowers will not be able to make payments of interest and principal when due. During periods of decreasing or prolonged low interest rates, financial markets in which the Fund invests could be negatively affected by, for example, increased volatility, reduced value and liquidity of the Fund’s investments, and perceptions of broader economic decline. In addition, there is risk of significant future rate moves and related economic and market impacts. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of an issuer’s securities.

Summary disclosure: First Eagle Global Balanced Fund; First Eagle Global Fund; First Eagle Global Real Assets Fund; First Eagle Gold Fund; First Eagle High Yield Municipal Fund; First Eagle Overseas Fund; First Eagle Rising Dividend Fund; First Eagle Short Duration High Yield Municipal Fund; First Eagle U.S. Fund.

Credit and Interest Rate Risk. The value of the Fund’s portfolio may fluctuate in response to the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. The Fund may invest in debt instruments that are below investment grade, commonly known as “high yield” or “junk” bonds, which are considered speculative, and carry a higher risk of default. In addition, fluctuations in interest rates can affect the value of debt instruments held by the Fund. A debt instrument’s “duration” is a way of measuring a debt instrument’s sensitivity to a potential change in interest rates. An increase in interest rates tends to reduce the market value of debt instruments, while a decline in interest rates tends to increase their values. Generally, debt instruments with long maturities and low coupons have the longest durations. Longer-duration instruments tend to be more sensitive to interest rate changes than those with shorter durations. Recent market conditions and events, including increases in interest rates, may exacerbate the risk that borrowers will not be able to make payments of interest and principal when due. During periods of decreasing or prolonged low interest rates, financial markets in which the Fund invests could be negatively affected by, for example, increased volatility, reduced value and liquidity of the Fund’s investments, and perceptions of broader economic decline. In addition, there is risk of significant future rate moves and related economic and market impacts. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of an issuer’s securities.

Summary disclosure: First Eagle High Yield Municipal Completion Fund; First Eagle Core Municipal ETF.

Credit and Interest Rate Risk — The value of the Fund’s portfolio may fluctuate in response to the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. In addition, fluctuations in interest rates can affect the value of debt instruments held by the Fund. A debt instrument’s “duration” is a way of measuring a debt instrument’s sensitivity to a potential change in interest rates. An increase in interest rates tends to reduce the market value of debt instruments, while a decline in interest rates tends to increase their values. Generally, debt instruments with long maturities and low coupons have the longest durations. Longer-duration instruments tend to be more sensitive to interest rate changes than those with shorter durations. Recent market conditions and events, including increases in interest rates, may exacerbate the risk that borrowers will not be able to make payments of interest and principal when due. During periods of decreasing or prolonged low interest rates, financial markets in which the Fund invests could be negatively affected by, for example, increased volatility, reduced value and liquidity of the Fund’s investments, and perceptions of broader economic decline. In addition, there is risk of significant future rate moves and related economic and market impacts. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of an issuer’s securities.

Additional information: First Eagle ETFs.

Credit and Interest Rate Risk — All debt obligations, such as bonds, are subject to credit risk and interest rate risk. The value of the Fund’s portfolio may fluctuate in response to the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. The value of the debt securities held by the Fund fluctuates with the credit quality of the issuers of those securities. The Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. In addition, fluctuations in interest rates can affect the value of debt instruments held by the Fund. A debt instrument’s “duration” is a way of measuring a debt instrument’s sensitivity to a potential change in interest rates. An increase in interest rates tends to reduce the market value of debt instruments, while a decline in interest rates tends to increase their values. Generally, debt instruments with long maturities and low coupons have the longest durations. Longer-duration instruments tend to be more sensitive to interest rate changes than those with shorter durations. For example, if a debt instrument has a duration of three years and interest rates increase (decrease) by 1%, then the value of that debt instrument would be expected to decline (increase) by approximately 3%.

The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board ends a quantitative easing program and/or raises rates. A rising interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions and extended durations (i.e., extension risk). A low interest rate environment may prevent the Fund from providing a positive yield. Recent market conditions and events, including increases in interest rates, may exacerbate the risk that borrowers will not be able to make payments of interest and principal when due. During periods of decreasing or prolonged low interest rates, financial markets in which the Fund invests could be negatively affected by, for example, increased volatility, reduced value and liquidity of the Fund’s investments, and perceptions of broader economic decline. When interest rates fall, the Fund may also face prepayment risk, meaning that an obligor will pay certain obligations more quickly than originally expected, and the Fund may have to invest the proceeds in securities with lower yields. In addition, there is risk of significant future rate moves and related economic and market impacts.

The rapid development and fluidity of these or other events may affect the economies of many nations, individual issuers and the global markets, including liquidity and volatility, in ways that cannot necessarily be foreseen at the present time.

Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of an issuer’s securities.

Additional information: First Eagle mutual funds. Additional information: First Eagle High Yield Municipal Completion Fund.

Credit and Interest Rate Risk. All debt obligations, such as bonds, are subject to credit risk and interest rate risk. The value of a Fund’s portfolio may fluctuate in response to the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. The value of the debt securities held by a Fund fluctuates with the credit quality of the issuers of those securities. A Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. A Fund may invest in debt instruments that are below investment grade, commonly known as “high yield” or “junk” bonds, which are considered speculative, and carry a higher risk of default. In addition, fluctuations in interest rates can affect the value of debt instruments held by a Fund. A debt instrument’s “duration” is a way of measuring a debt instrument’s sensitivity to a potential change in interest rates. An increase in interest rates tends to reduce the market value of debt instruments, while a decline in interest rates tends to increase their values. Generally, debt instruments with long maturities and low coupons have the longest durations. Longer-duration instruments tend to be more sensitive to interest rate changes than those with shorter durations. For example, if a debt instrument has a duration of five years and interest rates increase (decrease) by 1%, then the value of that debt instrument would be expected to decline (increase) by approximately 5%.

A Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board ends a quantitative easing program and/or raises rates. A rising interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions and extended durations (i.e., extension risk). A low interest rate environment may prevent a Fund from providing a positive yield. Recent market conditions and events, including increases in interest rates, may exacerbate the risk that borrowers will not be able to make payments of interest and principal when due. During periods of decreasing or prolonged low interest rates, financial markets in which the Fund invests could be negatively affected by, for example, increased volatility, reduced value and liquidity of the Fund’s investments, and perceptions of broader economic decline. When interest rates fall, a Fund may also face prepayment risk, meaning that an obligor will pay certain obligations more quickly than originally expected, and a Fund may have to invest the proceeds in securities with lower yields. In addition, there is risk of significant future rate moves and related economic and market impacts. The rapid development and fluidity of these or other events may affect the economies of many nations, individual issuers and the global markets, including liquidity and volatility, in ways that cannot necessarily be foreseen at the present time.

Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of an issuer’s securities.

Credit Risk

Summary disclosure: Diamond Hill Core Bond Fund; Diamond Hill Short Duration Income Fund.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by a fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Summary disclosure: Diamond Hill Core Plus Bond Fund.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Additional information: Diamond Hill mutual funds.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Funds. Such default could result in losses to the Funds. In addition, the credit quality of securities held by the Funds may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Funds. Lower credit quality also may affect liquidity and make it difficult for the Funds to sell the security.

Currency Risk

Summary disclosure: First Eagle Global Balanced Fund; First Eagle Global Fund; First Eagle Global Real Assets Fund; First Eagle Gold Fund; First Eagle Overseas Fund; First Eagle Rising Dividend Fund; First Eagle Small Cap Opportunity Fund; First Eagle U.S. Fund.

Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to that of the U.S. dollar and affect the Fund’s non-U.S. currencies or securities that trade in and receive revenue in non-U.S. currencies.

Summary disclosure: First Eagle Mid Cap Equity ETF; First Eagle Small Cap Equity ETF; First Eagle US Equity ETF.

Currency Risk — Currency risk is the risk that foreign currencies will decline in value relative to that of the U.S. dollar and affect the Fund’s non-U.S. currencies or securities that trade in and receive revenue in non-U.S. currencies.

Additional information: First Eagle ETFs.

Currency Risk — Currency risk is the risk that foreign currencies will decline in value relative to that of the U.S. dollar and affect a Fund’s non-U.S. currencies or securities that trade in and receive revenue in non-U.S. currencies. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad. In addition, foreign government exchange controls and restrictions on repatriation of currency can result in losses to a Fund if it is unable to deliver or receive currency or monies to settle obligations. Such governmental actions could also cause hedges a Fund has entered into to be rendered useless, resulting in a Fund having full currency exposure while incurring transaction costs.

Additional information: First Eagle mutual funds.

Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to that of the U.S. dollar and affect a Fund’s non-U.S. currencies or securities that trade in and receive revenue in non-U.S. currencies. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad. In addition, foreign government exchange controls and restrictions on repatriation of currency can result in losses to a Fund if it is unable to deliver or receive currency or monies to settle obligations. Such governmental actions could also cause hedges a Fund has entered into to be rendered useless, resulting in a Fund having full currency exposure while incurring transaction costs.

Current Market Environment Risk

Summary disclosure: Diamond Hill Core Bond Fund; Diamond Hill Core Plus Bond Fund; Diamond Hill Short Duration Income

Fund. Additional information: Diamond Hill mutual funds.

Current Market Environment Risk. Various sectors of the financial markets may experience an extended period of adverse conditions. Market uncertainty can increase dramatically, and these conditions may result in disruptions of the equity markets, periods of reduced liquidity, greater general volatility, and a contraction of availability of credit and lack of price transparency. In particular, certain types of securitized bond investments may come under stress due to economic factors and trends, such as higher than expected interest rates, property vacancies and consumer stress.

Summary disclosure: Diamond Hill Large Cap Fund; Diamond Hill Long-Short Fund; Diamond Hill Mid Cap Fund; Diamond Hill Select Fund; Diamond Hill Small Cap Fund; Diamond Hill Small-Mid Cap Fund; Diamond Hill Large Cap Concentrated ETF. Additional information: Diamond Hill Large Cap Concentrated ETF.

Current Market Environment Risk. Various sectors of the financial markets may experience an extended period of adverse conditions. Market uncertainty can increase dramatically, and these conditions may result in disruptions of the equity markets, periods of reduced liquidity, greater general volatility, and a contraction of availability of credit and lack of price transparency.

Cybersecurity Risk

Summary disclosure: First Eagle Core Municipal ETF; First Eagle Mid Cap Equity ETF; First Eagle Small Cap Equity ETF; First Eagle US Equity ETF.

Cybersecurity Risk — Cybersecurity risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, the Fund’s investment sub-adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing or redeeming shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber- attacks or other cyber-failures.

Summary disclosure: First Eagle Core Plus Municipal Fund; First Eagle Global Balanced Fund; First Eagle Global Fund; First Eagle Global Real Assets Fund; First Eagle Gold Fund; First Eagle High Yield Municipal Fund; First Eagle Overseas Fund; First Eagle Rising Dividend Fund; First Eagle Short Duration High Yield Municipal Fund; First Eagle Small Cap Opportunity Fund; First Eagle U.S. Fund; First Eagle U.S. Smid Cap Opportunity Fund.

Cybersecurity Risk. The occurrence of a disaster such as a cyber-attack, a natural catastrophe, an industrial accident, a terrorist attack or war, events unanticipated in the disaster recovery systems of the Fund and Adviser, or a support failure from external providers, could have an adverse effect on the Fund’s ability to conduct business and on its results of operations and financial condition, particularly if those events affect the Fund and/or the Adviser’s computer-based data processing, transmission, storage, and retrieval systems or destroy data.

Summary disclosure: First Eagle High Yield Municipal Completion Fund.

Cybersecurity Risk — The occurrence of a disaster such as a cyber-attack, a natural catastrophe, an industrial accident, a terrorist attack or war, events unanticipated in the disaster recovery systems of the Fund and Adviser, or a support failure from external providers, could have an adverse effect on the Fund’s ability to conduct business and on its results of operations and financial condition, particularly if those events affect the Fund and/or the Adviser’s computer-based data processing, transmission, storage, and retrieval systems or destroy data.

Additional information: First Eagle ETFs.

Cybersecurity Risk — With the increased use of technologies such as the internet to conduct business, the Funds are susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches by the Adviser and other service providers (including, but not limited to, the Funds’ investment sub-adviser, accountant, custodian, transfer agent and administrator), and the issuers of securities in which the Funds invest, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Funds’ ability to calculate its NAV, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Funds cannot control the cyber security plans and systems put in place by service providers to the Funds, and issuers in which the Funds invest. A Fund and its shareholders could be negatively impacted as a result.

Additional information: First Eagle High Yield Municipal Completion Fund.

Cybersecurity Risk. The occurrence of a disaster such as a cyber-attack, a natural catastrophe, an industrial accident, a terrorist attack or war, events unanticipated in the disaster recovery systems of the Fund and the Adviser, or a support failure from external providers, could have an adverse effect on a Fund’s ability to conduct business and on its results of operations and financial condition, particularly if those events affect a Fund and/or the Adviser’s computer-based data processing, transmission, storage, and retrieval systems or destroy data. If the Adviser was unavailable in the event of a disaster, a Fund’s ability to effectively conduct its business could be severely compromised. The Fund and the Adviser depend heavily upon computer systems to perform necessary business functions. Despite implementation of a variety of security measures, the computer systems of the Fund and/or Adviser could be subject to cyber-attacks and unauthorized access, such as physical and electronic break-ins, “phishing” attempts or unauthorized tampering. Like other companies, the Fund and the Adviser may experience threats to their data and systems, including malware and computer virus attacks, impersonation of authorized users, unauthorized access, system failures and disruptions. A Fund does not control the cyber security plans and systems put in place by third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund, the Adviser, shareholders and/or an issuer, each of which would be negatively impacted. If one or more of these events occurs, it could potentially jeopardize the confidential, proprietary and other information processed and stored in, and transmitted through, the computer systems and networks of the Fund or the Adviser, or otherwise cause interruptions or malfunctions in a Fund’s operations, which could result in damage to the Fund’s reputation, financial losses, litigation, increased costs, regulatory penalties and/or customer dissatisfaction or loss.

Additional information: First Eagle mutual funds.

Cybersecurity Risk. The occurrence of a disaster such as a cyber-attack, a natural catastrophe, an industrial accident, a terrorist attack or war, events unanticipated in the disaster recovery systems of the Funds and the Adviser, or a support failure from external providers, could have an adverse effect on a Fund’s ability to conduct business and on its results of operations and financial condition, particularly if those events affect a Fund and/or the Adviser’s computer-based data processing, transmission, storage, and retrieval systems or destroy data. If the Adviser was unavailable in the event of a disaster, a Fund’s ability to effectively conduct its business could be severely compromised. The Funds and the Adviser depend heavily upon computer systems to perform necessary business functions. Despite implementation of a variety of security measures, the computer systems of the Funds and/or Adviser could be subject to cyber-attacks and unauthorized access, such as physical and electronic break-ins, “phishing” attempts or unauthorized tampering. Like other companies, the Funds and the Adviser may experience threats to their data and systems, including malware and computer virus attacks, impersonation of authorized users, unauthorized access, system failures and disruptions. A Fund does not control the cyber security plans and systems put in place by third-party service providers, and such third-party service providers may have limited indemnification obligations to the Funds, the Adviser, shareholders and/or an issuer, each of which would be negatively impacted. If one or more of these events occurs, it could potentially jeopardize the confidential, proprietary and other information processed and stored in, and transmitted through, the computer systems and networks of the Funds or the Adviser, or otherwise cause interruptions or malfunctions in a Fund’s operations, which could result in damage to the Fund’s reputation, financial losses, litigation, increased costs, regulatory penalties and/or customer dissatisfaction or loss.

Defaulted Securities Risk

Summary disclosure: First Eagle Global Balanced Fund.

Defaulted Securities Risk. The Fund may invest in securities of issuers that are experiencing significant financial or business difficulties, including issuers involved in bankruptcy or other reorganization and liquidation proceedings. Such investments involve a substantial degree of risk. In any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Fund’s original investment, and/or may be required to accept payment over an extended period of time.

Summary disclosure: First Eagle High Yield Municipal Completion Fund.

Defaulted Securities Risk — The Fund may invest in securities of issuers that are experiencing significant financial or business difficulties, including issuers involved in bankruptcy or other reorganization and liquidation proceedings. Such investments involve a substantial degree of risk. In any reorganization or liquidation proceeding relating to an issuer in which the Fund invests, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Fund’s original investment, and/or may be required to accept payment over an extended period of time.

Summary disclosure: First Eagle High Yield Municipal Fund; First Eagle Short Duration High Yield Municipal Fund.

Defaulted Securities Risk. The Fund may invest in securities of issuers that are experiencing significant financial or business difficulties, including issuers involved in bankruptcy or other reorganization and liquidation proceedings. Such investments involve a substantial degree of risk. In any reorganization or liquidation proceeding relating to an issuer in which the Fund invests, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Fund’s original investment, and/or may be required to accept payment over an extended period of time.

Additional information: First Eagle mutual funds. Additional information: First Eagle High Yield Municipal Completion Fund.

Defaulted Securities Risk. A Fund may invest in securities of issuers that are experiencing significant financial or business difficulties, including issuers involved in bankruptcy or other reorganization and liquidation proceedings. Such investments involve a substantial degree of risk. In any reorganization or liquidation proceeding relating to an issuer in which a Fund invests, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Fund’s original investment, and/or may be required to accept payment over an extended period of time. A wide variety of considerations render the outcome of any investment in a financially distressed issuer uncertain, and the level of analytical sophistication, both financial and legal, necessary for successful investment in issuers experiencing significant business and financial difficulties, is unusually high. There is no assurance that the Adviser will correctly evaluate the intrinsic values of the distressed issuers in which a Fund may invest.

Derivatives Risk

Summary disclosure: First Eagle Core Plus Municipal Fund.

Derivatives Risk. Futures contracts or other “derivatives,” including hedging strategies, present risks related to their significant price volatility and risk of default by the counterparty to the contract. The Fund may at times also purchase derivatives linked to relevant market indices as either a hedge or for investment purposes. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile and futures contracts may lack liquidity. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities or financial index. Use of derivatives or similar instruments may not be as favorable as a direct investment in an underlying investment and may adversely affect the amount, timing and character of income distributed to shareholders. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended. If such provisions are applicable, there could be an increase in the amount of taxable dividends paid by the Fund.

Summary disclosure: First Eagle Global Balanced Fund; First Eagle Global Fund; First Eagle Global Real Assets Fund; First Eagle Gold Fund; First Eagle High Yield Municipal Fund; First Eagle Overseas Fund; First Eagle Short Duration High Yield Municipal Fund.

Derivatives Risk. Futures contracts or other “derivatives,” including hedging strategies, present risks related to their significant price volatility and risk of default by the counterparty to the contract. To date, derivatives have been used mainly under a hedging program intended to reduce the impact of foreign exchange rate changes on the Fund’s value. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile and futures contracts may lack liquidity. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities or financial index. Use of derivatives or similar instruments may not be as favorable as a direct investment in an underlying investment and may adversely affect the amount, timing and character of income distributed to shareholders. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended. If such provisions are applicable, there could be an increase in the amount of taxable dividends paid by the Fund.

Summary disclosure: First Eagle High Yield Municipal Completion Fund.

Derivatives Risk — Futures contracts or other “derivatives,” including hedging strategies, present risks related to their significant price volatility and risk of default by the counterparty to the contract. The Fund may at times also purchase derivatives linked to relevant market indices as either a hedge or for investment purposes. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile and futures contracts may lack liquidity. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities or financial index. Use of derivatives or similar instruments may not be as favorable as a direct investment and may adversely affect the amount, timing and character of income distributed to shareholders. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Code”). If such provisions are applicable, there could be an increase in the amount of taxable dividends paid by the Fund.

Summary disclosure: First Eagle U.S. Fund.

Derivatives Risk. Futures contracts or other “derivatives,” including hedging strategies, present risks related to their significant price volatility and risk of default by the counterparty to the contract. The Fund may use derivatives in seeking to reduce the impact of foreign exchange rate changes on the Fund’s value. The Fund may at times also purchase derivatives linked to relevant market indices as either a hedge or for investment purposes. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile and futures contracts may lack liquidity. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities or financial index. Use of derivatives or similar instruments may not be as favorable as a direct investment in an underlying investment and may adversely affect the amount, timing and character of income distributed to shareholders. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended. If such provisions are applicable, there could be an increase in the amount of taxable dividends paid by the Fund.

Additional information: First Eagle mutual funds. Additional information: First Eagle High Yield Municipal Completion Fund.

Derivatives Risk. Futures contracts or other “derivatives,” including hedging strategies, present risks related to their significant price volatility and risk of default by the counterparty to the contract. Derivatives are subject to counterparty risk, which is the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of the other party to the transaction or the failure of the other party to make required payments or otherwise comply with the terms of the transaction. Changing conditions in a particular market area, such as those experienced in the subprime and non-agency mortgage market over recent years, whether or not directly related to the referenced assets that underlie the transaction, may have an adverse impact on the creditworthiness of the counterparty. If a Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund’s return or result in a loss, which could also lead to an increase in redemptions of Fund shares. A Fund also could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund was unable to liquidate its position because of an illiquid secondary market. The market for some derivatives is, or suddenly can become, illiquid, especially in times of financial stress. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. New rules governing derivatives could limit a Fund’s use of derivatives in support of its investment strategy. These new rules may make derivatives more costly, or may otherwise adversely affect a Fund’s liquidity, value or performance.

The price volatility of futures contracts has been historically greater than that of traditional securities such as stocks and bonds. The value of certain futures contracts may fluctuate in response to changes in interest rates, currency exchange rates, commodity prices or other changes. Therefore, the assets of a Fund, and the prices of Fund shares, may be subject to greater volatility. The risks associated with a Fund’s use of futures contracts include: (i) market conditions that may not always create a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous; (ii) the risk that losses caused by sudden, unanticipated market movements may be potentially unlimited; (iii) changes in the price of a futures contract may not always track the changes in market value of the underlying reference asset; (iv) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (v) if a Fund has insufficient cash to meet margin requirements, a Fund may need to sell other investments, including at disadvantageous times. Use of derivatives or similar instruments may not be as favorable as a direct investment in an underlying investment and may adversely affect the amount, timing and character of income distributed to shareholders. As a result, a larger portion of a Fund’s distributions may be treated as ordinary income rather than capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase in the amount of taxable dividends paid by the Fund.

Diversification Risk

Summary disclosure: First Eagle Gold Fund.

Diversification Risk. Because the Fund is non-diversified, it may invest a greater portion of its assets in a smaller number of issuers. Gains or losses in a particular security therefore may have a greater effect on the Fund’s share price.

Summary disclosure: First Eagle Rising Dividend Fund.

Diversification Risk. The Fund is a non-diversified mutual fund, and as a result, an investment in the Fund may expose your money to greater risks than if you invest in a diversified fund. The Fund will invest in a limited number of companies, therefore gains or losses in a particular security may have a greater impact on their share price.

Additional information: First Eagle mutual funds.

Diversification Risk. The Gold Fund and the Rising Dividend Fund are non-diversified mutual funds, and as a result, an investment in these Funds may expose your money to greater risks than if you invest in a diversified fund. These Funds may invest in a limited number of companies, and therefore gains or losses in a particular security may have a greater impact on their share price.

Dividend Risk

Summary disclosure: First Eagle Global Balanced Fund; First Eagle Rising Dividend Fund.

Dividend Risk. There is no guarantee that issuers of the securities held by the Fund will declare dividends in the future or that, if declared, they will be paid, or that they will either remain at current levels or increase over time.

Additional information: First Eagle mutual funds.

Dividend Risk. An issuer of stock held by a Fund may choose not to declare a dividend. If declared, the dividend rate might not remain at current levels or increase over time. Dividend paying securities might not experience the same level of earnings growth or capital appreciation as non-dividend paying securities. Securities that pay dividends may be sensitive to changes in interest rates and, as interest rates rise or fall, the prices of such securities may fall. Dividend paying securities may behave differently than other types of investments. For example, a Fund’s performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks. Securities that currently pay dividends that are expected to increase over time may be difficult to identify and may be of issuers operating in one or more sectors. Market or economic factors impacting those sectors could have a significant effect on the value of a Fund’s investments and could make a Fund’s performance more volatile.

Emerging Market Risk

Summary disclosure: First Eagle Global Real Assets Fund.

Emerging Market Risk. Investments in emerging market countries are subject to greater risk and overall volatility than investments in the U.S. and other developed markets. Emerging market countries tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. In addition to the risks associated with investing outside the U.S., emerging markets are more susceptible to governmental interference, political and economic uncertainty, local taxes and restrictions on the fund’s investments, less efficient trading markets with lower overall liquidity, and more volatile currency exchange rates.

Summary disclosure: First Eagle Overseas Fund.

Emerging Market Risk. When the Fund invests in emerging market securities (generally meaning those associated with less developed markets), the Fund may be exposed to market, credit, currency, liquidity, legal, political, technical and other risks different from, and generally greater than, the risks of investing in developed markets. Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties.

Additional information: First Eagle mutual funds.

Emerging Market Risk. To the extent a Fund invests in emerging market securities, the Fund may be exposed to market, credit, currency, liquidity, legal, political, technical and other risks different from, and generally greater than, the risks of investing in developed markets. Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. Risks related to emerging markets securities also include market manipulation concerns, limited reliable access to capital and foreign investment structures. Emerging markets also may be susceptible to the risks associated with the differences in regulatory, accounting, auditing, financial reporting and recordkeeping standards, which could impact a Fund’s performance. There also may be limitations on the rights and remedies available to a Fund, individually or in combination with other shareholders, against issuers within emerging markets.

Energy Risk

Summary disclosure: First Eagle Global Real Assets Fund.

Energy Risk. The Fund may invest in energy companies, which may be negatively affected by natural disasters, the high investment costs of exploration and other long-term projects, maintenance costs (and risks of obsolescence) associated with significant fixed assets, commodity prices, government regulations, and conservation efforts, among other factors.

Additional information: First Eagle mutual funds.

Energy Risk. A Fund may invest in energy companies, which may be negatively affected by natural disasters (such as earthquakes, wildfires or floods), the high investment costs of exploration and other long-term projects, maintenance costs (and risks of obsolescence) associated with significant fixed assets, commodity prices, government regulations, and conservation efforts, among other factors.

Environmental and Climate Risk

Summary disclosure: First Eagle Global Real Assets Fund.

Environmental and Climate Risk. Real asset companies and industries can be especially exposed to environmental risks, including climate change. These include, but are not limited to, environmental pollution and degradation (with potentially significant remediation costs); major weather events such as storms, droughts and wildfires; geographic and sector risks (with, for example, different regions and industries being subject to widely different levels of natural disaster and climate risk); weather pattern changes; expansion or contraction of growing seasons; company-level risks associated with differential levels of company-specific exposure and preparedness; economic risks associated with, for example, supply chain disruption, supply and demand imbalances and price shocks, infrastructure impacts and the like; commodities risks; geopolitical risks; political, regulatory and government intervention risks; and consumer sentiment risks, including the risk of boycotts and similar organized action.

Additional information: First Eagle mutual funds.

Environmental and Climate Risks. Real asset companies and industries can be especially exposed to environmental risks, including climate change. These include, but are not limited to, environmental pollution and degradation (with potentially significant remediation costs); major weather events such as storms, droughts and wildfires; geographic and sector risks (with, for example, different regions and industries being subject to widely different levels of natural disaster and climate risk); weather pattern changes; expansion or contraction of growing seasons; company-level risks associated with differential levels of company-specific exposure and preparedness; economic risks associated with, for example, supply chain disruption, supply and demand imbalances and price shocks, infrastructure impacts and the like; commodities risks; geopolitical risks; political, regulatory and government intervention risks; and consumer sentiment risks, including the risk of boycotts and similar organized action.

The extreme weather patterns caused by climate change may increase in both frequency and intensity, which would negatively affect the companies in which a Fund invests.

Equity Risk

Summary disclosure: First Eagle Global Balanced Fund; First Eagle Global Fund; First Eagle Global Real Assets Fund; First Eagle Gold Fund; First Eagle Overseas Fund; First Eagle Rising Dividend Fund; First Eagle Small Cap Opportunity Fund; First Eagle U.S. Fund; First Eagle U.S. Smid Cap Opportunity Fund.

Equity Risk. The value of the Fund’s portfolio holdings may fluctuate in response to the risk that the prices of equity securities, including common stock, rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time. Equity securities generally have greater price volatility than debt securities.

Summary disclosure: First Eagle Mid Cap Equity ETF; First Eagle Small Cap Equity ETF; First Eagle US Equity ETF.

Equity Risk — The value of the Fund’s portfolio holdings may fluctuate in response to the risk that the prices of equity securities, including common stock, rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time. Equity securities generally have greater price volatility than debt securities.

Additional information: First Eagle ETFs.

Equity Risk — The equity securities in which each Fund invests are subject to market, economic and business risks that will cause their prices to fluctuate over time. Historically, the equity markets have moved in cycles, and the value of a Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. An investment in a Fund may be more suitable for long-term investors who can bear the risk of these fluctuations. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Additional information: First Eagle mutual funds.

Equity Risk. The value of a Fund’s portfolio holdings may fluctuate in response to the risk that the prices of equity securities, including common stock, rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time. Equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that a Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction of the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock. Equity securities generally have greater volatility than debt securities.

ETF Risk

Summary disclosure: First Eagle Core Municipal ETF.

ETF Risk — The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized Participants, Market Makers and Liquidity Providers Concentration Risk,” “Cash Transactions Risk,” “Secondary Market Trading Risk,” and “Shares May Trade at Prices Other Than NAV Risk.”

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk — Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as authorized participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Shares. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, Shares may trade at a premium or discount to NAV and bid-ask spreads may widen.

Cash Transactions Risk — Unlike certain ETFs, the Fund may effect its creations and redemptions partially or wholly for cash rather than on an in-kind basis. As a result, the Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. The Fund also may incur costs such as brokerage costs or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV.

Secondary Market Trading Risk — Although Shares are listed on a national securities exchange, the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. Trading may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in the Fund inadvisable. These may include: (a) the extent to which trading is not occurring in the securities and/or the financial instruments composing the Fund’s portfolio; or (b) whether other unusual conditions or circumstances detrimental to the maintenance of a fair and orderly market are present. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. Further, APs may be unwilling to participate in the creation/redemption process during periods of market stress, particularly if the market for shares becomes less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to widening of bid-ask spreads and differences between the market price of the shares and the underlying value of those shares.

Shares May Trade at Prices Other Than NAV Risk — As with all ETFs, Shares may be bought and sold in the secondary market at market prices. There is a risk that market prices for Fund Shares will vary significantly from the Fund’s NAV. Where all or a portion of the Fund’s underlying securities trade in a foreign market that is closed when the market in which the Fund’s Shares are listed is open for trading, there may be changes between the last quote of the underlying securities’ value in the closed foreign market and the value of such underlying securities during the Fund’s domestic trading day.

Summary disclosure: First Eagle Mid Cap Equity ETF.

ETF Risk — The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized Participants, Market Makers and Liquidity Providers Concentration Risk,” “Cash Transactions Risk,” “Secondary Market Trading Risk,” and “Shares May Trade at Prices Other Than NAV Risk.” In addition, the Fund may be subject to the risks of discussed in this Prospectus through the Fund’s investments in ETFs.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk — Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as authorized participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Shares. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, Shares may trade at a premium or discount to NAV and bid-ask spreads may widen.

Cash Transactions Risk — Unlike certain ETFs, the Fund may effect its creations and redemptions partially or wholly for cash rather than on an in-kind basis. Because of this, the Fund may incur costs such as brokerage costs or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

Secondary Market Trading Risk — Although Shares are listed on a national securities exchange, the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. Trading may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in the Fund inadvisable. These may include: (a) the extent to which trading is not occurring in the securities and/or the financial instruments composing the Fund’s portfolio; or (b) whether other unusual conditions or circumstances detrimental to the maintenance of a fair and orderly market are present. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. Further, APs may be unwilling to participate in the creation/redemption process during periods of market stress, particularly if the market for shares becomes less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to widening of bid-ask spreads and differences between the market price of the shares and the underlying value of those shares.

Shares May Trade at Prices Other Than NAV Risk — As with all ETFs, Shares may be bought and sold in the secondary market at market prices. There is a risk that market prices for Fund Shares will vary significantly from the Fund’s NAV. Where all or portion of the Fund’s underlying securities trade in a foreign market that is closed when the market in which the Fund’s Shares are listed is open for trading, there may be changes between the last quote of the underlying securities’ value in the closed foreign market and the value of such underlying securities during the Fund’s domestic trading day.

Summary disclosure: First Eagle Small Cap Equity ETF.

ETF Risk — The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized Participants, Market Makers and Liquidity Providers Concentration Risk,” “Secondary Market Trading Risk,” and “Shares May Trade at Prices Other Than NAV Risk.”

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk — Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as authorized participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Shares. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, Shares may trade at a premium or discount to NAV and bid-ask spreads may widen.

Secondary Market Trading Risk — Although Shares are listed on a national securities exchange, the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. Trading may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in the Fund inadvisable. These may include: (a) the extent to which trading is not occurring in the securities and/or the financial instruments composing the Fund’s portfolio; or (b) whether other unusual conditions or circumstances detrimental to the maintenance of a fair and orderly market are present. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. Further, APs may be unwilling to participate in the creation/redemption process during periods of market stress, particularly if the market for shares becomes less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to widening of bid-ask spreads and differences between the market price of the shares and the underlying value of those shares.

Shares May Trade at Prices Other Than NAV Risk — As with all ETFs, Shares may be bought and sold in the secondary market at market prices. There is a risk that market prices for Fund Shares will vary significantly from the Fund’s NAV. Where all or a portion of the Fund’s underlying securities trade in a foreign market that is closed when the market in which the Fund’s Shares are listed is open for trading, there may be changes between the last quote of the underlying securities’ value in the closed foreign market and the value of such underlying securities during the Fund’s domestic trading day.

Summary disclosure: First Eagle US Equity ETF.

ETF Risk — The Fund is an ETF , and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized Participants, Market Makers and Liquidity Providers Concentration Risk,” “Cash Transactions Risk,” “Secondary Market Trading Risk,” and “Shares May Trade at Prices Other Than NAV Risk.” In addition, the Fund may be subject to the risks of discussed in this Prospectus through the Fund’s investments in ETFs.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk — Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as authorized participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Shares. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, Shares may trade at a premium or discount to NAV and bid-ask spreads may widen.

Cash Transactions Risk — Unlike certain ETFs, the Fund may effect its creations and redemptions partially or wholly for cash rather than on an in-kind basis. Because of this, the Fund may incur costs such as brokerage costs or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

Secondary Market Trading Risk — Although Shares are listed on a national securities exchange, the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. Trading may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in the Fund inadvisable. These may include: (a) the extent to which trading is not occurring in the securities and/or the financial instruments composing the Fund’s portfolio; or (b) whether other unusual conditions or circumstances detrimental to the maintenance of a fair and orderly market are present. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. Further, APs may be unwilling to participate in the creation/redemption process during periods of market stress, particularly if the market for shares becomes less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to widening of bid-ask spreads and differences between the market price of the shares and the underlying value of those shares.

Shares May Trade at Prices Other Than NAV Risk — As with all ETFs, Shares may be bought and sold in the secondary market at market prices. There is a risk that market prices for Fund Shares will vary significantly from the Fund’s NAV. Where all or portion of the Fund’s underlying securities trade in a foreign market that is closed when the market in which the Fund’s Shares are listed is open for trading, there may be changes between the last quote of the underlying securities’ value in the closed foreign market and the value of such underlying securities during the Fund’s domestic trading day.

Additional information: First Eagle ETFs.

ETF Risk — The Fund may be subject to the risks discussed in this Prospectus through the Fund’s investments in ETFs. In addition, each Fund is an ETF, and, as a result of an ETF’s structure, each Fund is exposed to the following risks:

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk — Each Fund may have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, ETF Shares may trade at a premium or discount to NAV and bid-ask spreads may widen.

Cash Transactions Risk — Unlike certain ETFs, the Fund may effect its creations and redemptions partially or wholly for cash rather than on an in-kind basis. Because of this, the Fund may incur costs such as brokerage costs or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

Secondary Market Trading Risk — Although the Funds’ Shares are listed for trading on the Exchange, and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. Further, APs may be unwilling to participate in the creation/redemption process during periods of market stress, particularly if the market for shares becomes less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to widening of bid-ask spreads and differences between the market price of the shares and the underlying value of those shares.

Shares May Trade at Prices Other Than NAV Risk — As with all ETFs, Shares of each Fund may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate a Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. Where all or portion of a Fund’s underlying securities trade in a foreign market that is closed when the market in which the Fund’s Shares are listed is open for trading, there may be changes between the last quote of the underlying securities’ value in the closed foreign market and the value of such underlying securities during the Fund’s domestic trading day.

ETF Structure Risk

Summary disclosure: Diamond Hill Large Cap Concentrated ETF.

ETF Structure Risk. The Fund is an ETF, and, as a result of its structure, is exposed to the following risks:

Concentration of Primary Market Participants. The Fund may have a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace.

Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. As a result, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility.

Secondary Market Trading Risk. Although shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. Investors buying or selling shares in the secondary market may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short; and therefore, are subject to the risk of increased volatility and price decreases associated with being sold short. Trading activity in derivative products based on the Fund may lead to increased trading volume and volatility in the secondary market for the shares of the Fund.

Cash Transaction Risk. The Fund expects to effect some of its redemptions for cash rather than in-kind securities. Redemptions of creation units that are made with cash, rather than through in-kind delivery of portfolio securities cause the Fund to incur additional costs including brokerage costs and taxable capital gains or losses that the Fund may not have incurred if the Fund had made redemptions in-kind.

Additional information: Diamond Hill Large Cap Concentrated ETF.

ETF Structure Risk. The Fund is an ETF, and, as a result of its structure, is exposed to the following risks:

Concentration of Primary Market Participants. The Fund may have a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. As a result, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Secondary Market Trading Risk. Although shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.

Investors buying or selling shares in the secondary market may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market, which is often referred to as the bid-ask spread. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. The bid-ask spread, which varies over time, is generally narrower if the Fund has more trading volume and market liquidity and wider if the Fund has less trading volume and market liquidity.

Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all.

In addition, shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short; and therefore, are subject to the risk of increased volatility and price decreases associated with being sold short. Trading activity in derivative products based on the Fund may lead to increased trading volume and volatility in the secondary market for the shares of the Fund.

Cash Transaction Risk. The Fund expects to effect some of its redemptions for cash rather than in-kind securities. Redemptions of creation units that are made with cash, rather than through in-kind delivery of portfolio securities cause the Fund to incur additional costs including brokerage costs and taxable capital gains or losses that the Fund may not have incurred if the Fund had made redemptions in-kind.

Extension Risk

Summary disclosure: Diamond Hill Core Plus Bond Fund.

Extension Risk. If interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer. In periods of rising rates, the Fund may exhibit additional volatility.

Additional information: Diamond Hill mutual funds.

Extension Risk. If interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer. In periods of rising rates, a Fund may exhibit additional volatility.

Focused Portfolio Risk

Summary disclosure: Diamond Hill Large Cap Concentrated ETF.

Focused Portfolio Risk. The Fund may have more volatility and is considered to have more risk than a fund that invests in securities of a greater number of issuers because changes in the value of a single issuer’s security may have a more significant effect, either positive or negative, on the Fund’s NAV.

Summary disclosure: Diamond Hill Select Fund.

Focused Portfolio Risk. The Fund may have more volatility and is considered to have more risk than a Fund that invests in securities of a greater number of issuers because changes in the value of a single issuer’s security may have a more significant effect, either positive or negative, on the Fund’s net asset value.

Additional information: Diamond Hill Large Cap Concentrated ETF.

Focused Portfolio Risk. The Fund may have more volatility and is considered to have more risk than funds that invest in securities of a greater number of issuers because changes in the value of a single issuer’s security may have a more significant effect, either positive or negative, on the Fund’s NAV.

Additional information: Diamond Hill mutual funds.

Focused Portfolio Risk. The Fund may have more volatility and is considered to have more risk than funds that invest in securities of a greater number of issuers because changes in the value of a single issuer’s security may have a more significant effect, either positive or negative, on the Fund’s net asset value (“NAV”).

Foreign Investment Risk

Summary disclosure: First Eagle Global Balanced Fund; First Eagle Global Fund; First Eagle Gold Fund; First Eagle Overseas Fund; First Eagle U.S. Fund.

Foreign Investment Risk. The Fund may invest in foreign investments (including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”)). Foreign investments, which can be denominated in any applicable foreign currency, are susceptible to less politically, economically and socially stable environments, foreign currency and exchange rate changes, and adverse changes to government regulations. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs, GDRs and EDRs continue to be subject to many of the risks associated with investing directly in foreign investments. Additionally, dividends and interest received by the Fund and capital gains recognized by the Fund may give rise to withholding and other taxes imposed by foreign countries and may decrease the Fund’s return.

Summary disclosure: First Eagle Global Real Assets Fund.

Foreign Investment Risk. The Fund may invest in foreign investments (including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”)). Foreign investments, which can be denominated in any applicable foreign currency, are susceptible to less politically, economically and socially stable environments, foreign currency and exchange rate changes, and adverse changes to government regulations. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs, GDRs and EDRs continue to be subject to many of the risks associated with investing directly in foreign investments. The Fund’s investments may subject it to the risks associated with investing in the European markets, including the risks associated with the United Kingdom’s exit from the European Union. Additionally, dividends and interest received by the Fund and capital gains recognized by the Fund may give rise to withholding and other taxes imposed by foreign countries and may decrease the Fund’s return.

Summary disclosure: First Eagle Mid Cap Equity ETF; First Eagle Small Cap Equity ETF; First Eagle US Equity ETF.

Foreign Investment Risk — The Fund may invest in foreign investments (including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”)). Foreign investments, which can be denominated in any applicable foreign currency, are susceptible to less politically, economically and socially stable environments, foreign currency and exchange rate changes, and adverse changes to government regulations. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs, GDRs and EDRs continue to be subject to many of the risks associated with investing directly in foreign investments.

Summary disclosure: First Eagle Rising Dividend Fund.

Foreign Investment Risk. The Fund may invest in foreign investments (including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”)). Foreign investments, which can be denominated in any applicable foreign currency, are susceptible to less politically, economically and socially stable environments, foreign currency and exchange rate changes, and adverse changes to government regulations. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs, GDRs and EDRs continue to be subject to many of the risks associated with investing directly in foreign investments. The Fund’s investments also may subject it to the risks associated with investing in the European markets, including the risks associated with the United Kingdom’s exit from the European Union (“Brexit”) and the war in Ukraine. The impact of Brexit on the United Kingdom and European economies could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth for companies that rely significantly on the United Kingdom and/or Europe for their business activities and revenues. Any further exits from the European Union, or an increase in the belief that such exits are likely or possible, would likely cause additional market disruption globally and introduce new legal and regulatory uncertainties. Recent political developments in the United States have raised potential implications for the current trade arrangements between the United States and Europe, which could negatively affect the value of European securities. Additionally, dividends and interest received by the Fund and capital gains recognized by the Fund may give rise to withholding and other taxes imposed by foreign countries and may decrease the Fund’s return.

Summary disclosure: First Eagle Small Cap Opportunity Fund.

Foreign Investment Risk. The Fund may invest in foreign investments (including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”)). Foreign investments, which can be denominated in any applicable foreign currency, are susceptible to less politically, economically and socially stable environments, foreign currency and exchange rate changes, and adverse changes to government regulations. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs, GDRs and EDRs continue to be subject to many of the risks associated with investing directly in foreign investments. The Fund’s investments may subject it to the risks associated with investing in the European markets, including the risks associated with the United Kingdom’s exit from the European Union (“Brexit”) and the war in Ukraine. The impact of Brexit on the United Kingdom and European economies could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth for companies that rely significantly on the United Kingdom and/or Europe for their business activities and revenues. Any further exits from the European Union, or an increase in the belief that such exits are likely or possible, would likely cause additional market disruption globally and introduce new legal and regulatory uncertainties. Recent political developments in the United States have raised potential implications for the current trade arrangements between the United States and Europe, which could negatively affect the value of European securities. Additionally, dividends and interest received by the Fund and capital gains recognized by the Fund may give rise to withholding and other taxes imposed by foreign countries and may decrease the Fund’s return.

Summary disclosure: First Eagle U.S. Smid Cap Opportunity Fund.

Foreign Investment Risk. The Fund may invest in foreign investments (including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”)). Foreign investments are susceptible to less politically, economically and socially stable environments and adverse changes to government regulations. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs, GDRs and EDRs continue to be subject to many of the risks associated with investing directly in foreign investments. The Fund’s investments may subject it to the risks associated with investing in the European markets, including the risks associated with the United Kingdom’s exit from the European Union (“Brexit”) and the war in Ukraine. The impact of Brexit on the United Kingdom and European economies could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth for companies that rely significantly on the United Kingdom and/or Europe for their business activities and revenues. Any further exits from the European Union, or an increase in the belief that such exits are likely or possible, would likely cause additional market disruption globally and introduce new legal and regulatory uncertainties. Recent political developments in the United States have raised potential implications for the current trade arrangements between the United States and Europe, which could negatively affect the value of European securities. Additionally, dividends and interest received by the Fund and capital gains recognized by the Fund may give rise to withholding and other taxes imposed by foreign countries and may decrease the Fund’s return.

Additional information: First Eagle ETFs.

Foreign Investment Risk — Each Fund may invest in foreign investments (including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”)). Foreign investments, which can be denominated in any applicable foreign currency, are generally susceptible to less politically, economically and socially stable environments, foreign currency and exchange rate changes, and adverse changes to government regulations. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs, GDRs and EDRs continue to be subject to many of the risks associated with investing directly in foreign investments. Depositary receipts may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and the depository, whereas an unsponsored facility is established by the depository without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all of the costs of the unsponsored facility. The depository of an unsponsored facility is frequently under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. The depository of unsponsored depositary receipts may provide less information to receipt holders. Additionally, dividends and interest received by the Fund and capital gains recognized by the Fund may give rise to withholding and other taxes imposed by foreign countries and may decrease the Fund’s return.

Each Fund will value its securities and other assets in U.S. dollars. Investments in securities of foreign entities and securities denominated or traded in foreign currencies involve special risks, which include more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. Changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of a Fund’s assets denominated or quoted in currencies other than the U.S. dollar.

Recently, various countries have seen significant internal conflicts and in some cases, civil wars may have had an adverse impact on the securities markets of the countries concerned. In addition, the occurrence of new disturbances due to acts of war or terrorism or other political developments cannot be excluded. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political, regulatory or social instability or uncertainty or diplomatic developments, including the imposition of sanctions or other similar measures, could adversely affect a Fund’s investments.

Recent examples of the above include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity. In addition, to the extent new sanctions are imposed or previously relaxed sanctions are reimposed (including with respect to countries undergoing transformation), complying with such restrictions may prevent a Fund from pursuing certain investments, cause delays or other impediments with respect to consummating such investments or divestments, require divestment or freezing of investments on unfavorable terms, render divestment of underperforming investments impracticable, negatively impact a Fund’s ability to achieve its investment objective, prevent a Fund from receiving payments otherwise due it, increase diligence and other similar costs to a Fund, render valuation of affected investments challenging, or require a Fund to consummate an investment on terms that are less advantageous than would be the case absent such restrictions. Any of these outcomes could adversely affect a Fund’s performance with respect to such investments, and thus the Fund’s performance as a whole.

Additional information: First Eagle mutual funds.

Foreign Investment Risks. Foreign investments, which can be denominated in any applicable foreign currency, involve certain inherent risks that are different from those of domestic investments, including political or economic instability of the issuer or the country of issue, less government supervision and regulation of foreign securities exchanges, changes in foreign currency and exchange rates, less public information about foreign companies, greater price fluctuations, and the possibility of adverse changes in investment or exchange control regulations. Currency fluctuations may also affect the net asset value of a Fund irrespective of the performance of the underlying investments in foreign issuers. Foreign governments can also levy confiscatory taxes, expropriate assets and limit repatriations of assets. These risks may be more pronounced with respect to investments in emerging markets, as described above. As a result of these and other factors, foreign securities may be subject to greater price fluctuation than securities of U.S. companies. Additionally, dividends and interest received by a Fund and capital gains recognized by the Fund may give rise to withholding and other taxes imposed by foreign countries and may decrease the Fund’s return.

American Depositary Receipts (“ADRs”) are typically trust receipts issued by a U.S. bank or trust company that evidence an indirect interest in underlying securities issued by a foreign entity. Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and other types of depositary receipts are typically issued by non-U.S. banks or financial institutions to evidence an interest in underlying securities issued by either a U.S. or a non-U.S. entity. Investments in non-U.S. issuers through ADRs, GDRs, EDRs, and other types of depositary receipts generally involve risks applicable to other types of investments in non-U.S. issuers. Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, a Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. The values of depositary receipts may decline for a number of reasons relating to the issuers or sponsors of the depositary receipts, including, but not limited to, insolvency of the issuer or sponsor. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based.

A Fund may invest in unsponsored depositary receipts, which are issued by one or more depositaries without a formal agreement with the company that issues the underlying securities. Holders of unsponsored depositary receipts generally bear all the costs thereof, and the depositaries of unsponsored depositary receipts frequently are under no obligation to distribute shareholder communications received from the issuers of the underlying securities or to pass through voting rights with respect to the underlying securities. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information to the market and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.

General Investment Risks

Summary disclosure: Diamond Hill Core Bond Fund.

As with any mutual fund investment, you may lose money by investing in the Core Bond Fund. An investment in the Fund is not intended to be a complete investment program.

Summary disclosure: Diamond Hill Core Plus Bond Fund.

As with any mutual fund investment, you may lose money by investing in the Core Plus Bond Fund. An investment in the Fund is not intended to be a complete investment program.

Summary disclosure: Diamond Hill Large Cap Fund.

As with any mutual fund investment, you may lose money by investing in the Large Cap Fund. An investment in the Fund is not intended to be a complete investment program.

Summary disclosure: Diamond Hill Long-Short Fund.

As with any mutual fund investment, you may lose money by investing in the Long-Short Fund. An investment in the Fund is not intended to be a complete investment program.

Summary disclosure: Diamond Hill Mid Cap Fund.

As with any mutual fund investment, you may lose money by investing in the Mid Cap Fund. An investment in the Fund is not intended to be a complete investment program.

Summary disclosure: Diamond Hill Select Fund.

As with any mutual fund investment, you may lose money by investing in the Select Fund. An investment in the Fund is not intended to be a complete investment program.

Summary disclosure: Diamond Hill Short Duration Income Fund.

As with any mutual fund investment, you may lose money by investing in the Short Duration Income Fund. An investment in the Fund is not intended to be a complete investment program.

Summary disclosure: Diamond Hill Small Cap Fund.

As with any mutual fund investment, you may lose money by investing in the Fund. An investment in the Fund is not intended to be a complete investment program.

Summary disclosure: Diamond Hill Small-Mid Cap Fund.

As with any mutual fund investment, you may lose money by investing in the Small-Mid Cap Fund. An investment in the Fund is not intended to be a complete investment program.

Summary disclosure: First Eagle Core Municipal ETF; First Eagle Mid Cap Equity ETF; First Eagle Small Cap Equity ETF; First Eagle US Equity ETF; Diamond Hill Large Cap Concentrated ETF.

Please note that there are many other factors that could adversely affect your investment and that could prevent the Fund from achieving its goals.

Summary disclosure: First Eagle Core Municipal ETF; First Eagle Mid Cap Equity ETF; First Eagle Small Cap Equity ETF; First Eagle US Equity ETF; Diamond Hill Large Cap Concentrated ETF.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Summary disclosure: First Eagle Core Municipal ETF; First Eagle Mid Cap Equity ETF; First Eagle Small Cap Equity ETF; First Eagle US Equity ETF; Diamond Hill Large Cap Concentrated ETF.

Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. By itself, the Fund does not constitute a complete investment plan. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the Fund for long periods of time to ride out down periods. Losing money is a risk of investing in the Fund.

Summary disclosure: First Eagle Core Plus Municipal Fund.

As with any mutual fund investment, you may lose money by investing in the Core Plus Municipal Fund. The likelihood of loss may be greater if you invest for a shorter period of time. An investment in the Fund is not intended to be a complete investment program.

Summary disclosure: First Eagle Global Balanced Fund; First Eagle Global Real Assets Fund; First Eagle Gold Fund; First Eagle High Yield Municipal Fund; First Eagle Overseas Fund; First Eagle Rising Dividend Fund; First Eagle Short Duration High Yield Municipal Fund; First Eagle Small Cap Opportunity Fund; First Eagle U.S. Fund; First Eagle U.S. Smid Cap Opportunity Fund.

As with any mutual fund investment, you may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. An investment in the Fund is not intended to be a complete investment program.

Summary disclosure: First Eagle Global Fund.

As with any mutual fund investment, you may lose money by investing in the Global Fund. The likelihood of loss may be greater if you invest for a shorter period of time. An investment in the Fund is not intended to be a complete investment program.

Summary disclosure: First Eagle High Yield Municipal Completion Fund.

As with any mutual fund investment, you may lose money by investing in the High Yield Municipal Completion Fund. The likelihood of loss may be greater if you invest for a shorter period of time. An investment in the Fund is not intended to be a complete investment program.

Geographic Investment Risk

Summary disclosure: First Eagle Global Balanced Fund.

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. While the Fund reserves the right to dynamically allocate its assets across countries and regions, listed below are some of the geographies to which the Fund has significant exposure as of the date of this Prospectus.

Canada Risk. The Canadian economy is susceptible to adverse changes in certain commodities markets, including those related to the mining and agricultural industries. It is also heavily dependent on trading with key partners. Any reduction in this trading may adversely affect the Canadian economy. Recent political developments in the United States have raised potential implications for the current trade arrangements between the United States and Canada, which could negatively affect the value of Canadian securities.

European Risk. The Fund’s investments may subject it to risks associated with investing in European markets, including economic, political, regulatory and market developments affecting European countries and the European Union. Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. Political or economic disruptions in European countries, including in countries in which the Fund is not invested, may adversely affect security values and thus the Fund’s holdings. Ongoing geopolitical events, changes in trade relationships, shifts in regulatory frameworks, and regional conflicts may contribute to market volatility, reduced liquidity, and slower economic growth for companies that rely significantly on Europe for their business activities and revenues. Uncertainty regarding economic policy, fiscal conditions, or international trade arrangements involving European countries could also negatively affect the value of European securities.

Summary disclosure: First Eagle Global Fund.

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. While the Fund reserves the right to dynamically allocate its assets across countries and regions, listed below are some of the geographies to which the Fund has significant exposure as of the date of this Prospectus.

Canada Risk. The Canadian economy is susceptible to adverse changes in certain commodities markets, including those related to the mining and agricultural industries. It is also heavily dependent on trading with key partners. Any reduction in this trading may adversely affect the Canadian economy. Recent political developments in the United States have raised potential implications for the current trade arrangements between the United States and Canada, which could negatively affect the value of Canadian securities.

European Risk. The Fund’s investments may subject it to risks associated with investing in European markets, including economic, political, regulatory and market developments affecting European countries and the European Union. Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. Political or economic disruptions in European countries, including in countries in which the Fund is not invested, may adversely affect security values and thus the Fund’s holdings. Ongoing geopolitical events, changes in trade relationships, shifts in regulatory frameworks, and regional conflicts may contribute to market volatility, reduced liquidity, and slower economic growth for companies that rely significantly on Europe for their business activities and revenues. Uncertainty regarding economic policy, fiscal conditions, or international trade arrangements involving European countries could also negatively affect the value of European securities.

Japan Risk. The Japanese economy is heavily dependent upon international trade and may be subject to considerable degrees of economic, political and social instability, which could negatively affect the Fund. Japan has also experienced natural disasters, such as earthquakes and tidal waves, of varying degrees of severity, which also could negatively affect the Fund. Recent political developments in the United States have raised potential implications for the current trade arrangements between the United States and Japan, which could negatively affect the value of Japanese securities.

Summary disclosure: First Eagle Global Real Assets Fund.

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. While the Fund is not required to allocate its investments in any set percentages to any particular countries, it normally will invest in at least three countries (one of which may be the United States). The Fund reserves the right to dynamically allocate its assets across countries and regions. Listed below are some of the geographies to which the Fund has significant exposure as of the date of this Prospectus.

Canada Risk. The Canadian economy is susceptible to adverse changes in certain commodities markets, including those related to the mining and agricultural industries. It is also heavily dependent on trading with key partners. Any reduction in this trading may adversely affect the Canadian economy. Recent political developments in the United States have raised potential implications for the current trade arrangements between the United States and Canada, which could negatively affect the value of Canadian securities.

European Risk. The Fund’s investments may subject it to risks associated with investing in European markets, including economic, political, regulatory and market developments affecting European countries and the European Union. Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. Political or economic disruptions in European countries, including in countries in which the Fund is not invested, may adversely affect security values and thus the Fund’s holdings. Ongoing geopolitical events, changes in trade relationships, shifts in regulatory frameworks, and regional conflicts may contribute to market volatility, reduced liquidity, and slower economic growth for companies that rely significantly on Europe for their business activities and revenues. Uncertainty regarding economic policy, fiscal conditions, or international trade arrangements involving European countries could also negatively affect the value of European securities.

Mexico Risk. The Mexican economy is dependent upon external trade with other economies, specifically with the United States and certain Latin American countries. Mexico is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Mexico is dependent on, among other things, the U.S. economy and any change in the price or demand for Mexican exports may have an adverse impact on the Mexican economy. Recent political developments in the United States have raised potential implications for the current trade arrangements between the United States and Mexico, which could negatively affect the value of Mexican securities.

Summary disclosure: First Eagle Gold Fund.

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. While the Fund reserves the right to dynamically allocate its assets across countries and regions, listed below are some of the geographies to which the Fund has significant exposure as of the date of this Prospectus.

Australia Risk. Investments in Australian issuers are subject to regulatory, political, currency and economic risks specific to Australia, including the economy’s sensitivity to commodity markets and trading relationships with major partners.

Canada Risk. The Canadian economy is susceptible to adverse changes in certain commodities markets, including those related to the mining and agricultural industries. It is also heavily dependent on trading with key partners. Any reduction in this trading may adversely affect the Canadian economy. Recent political developments in the United States have raised potential implications for the current trade arrangements between the United States and Canada, which could negatively affect the value of Canadian securities.

Summary disclosure: First Eagle Overseas Fund.

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. While the Fund reserves the right to dynamically allocate its assets across countries and regions, listed below are some of the geographies to which the Fund has significant exposure as of the date of this Prospectus.

Canada Risk. The Canadian economy is susceptible to adverse changes in certain commodities markets, including those related to the mining and agricultural industries. It is also heavily dependent on trading with key partners. Any reduction in this trading may adversely affect the Canadian economy. Recent political developments in the United States have raised potential implications for the current trade arrangements between the United States and Canada, which could negatively affect the value of Canadian securities.

European Risk. The Fund’s investments may subject it to risks associated with investing in European markets, including economic, political, regulatory and market developments affecting European countries and the European Union. Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. Political or economic disruptions in European countries, including in countries in which the Fund is not invested, may adversely affect security values and thus the Fund’s holdings. Ongoing geopolitical events, changes in trade relationships, shifts in regulatory frameworks, and regional conflicts may contribute to market volatility, reduced liquidity, and slower economic growth for companies that rely significantly on Europe for their business activities and revenues. Uncertainty regarding economic policy, fiscal conditions, or international trade arrangements involving European countries could also negatively affect the value of European securities.

Japan Risk. The Japanese economy is heavily dependent upon international trade and may be subject to considerable degrees of economic, political and social instability, which could negatively affect the Fund. Japan has also experienced natural disasters, such as earthquakes and tidal waves, of varying degrees of severity, which also could negatively affect the Fund. Recent political developments in the United States have raised potential implications for the current trade arrangements between the United States and Japan, which could negatively affect the value of Japanese securities.

South Korea Risk. The South Korean economy is heavily reliant on trading exports and disruptions or decreases in trade activity could lead to further declines. Investments in South Korean issuers may subject the Fund to legal, regulatory, political, currency, security and economic risks that are specific to South Korea. Periods of political instability may negatively impact the South Korean economy. Economic and political developments of South Korea’s neighbors, including escalated tensions involving North Korea and any outbreak of hostilities involving North Korea, or even the threat of an outbreak of such hostilities, may have a severe adverse effect on the South Korean economy.

Additional information: First Eagle mutual funds.

Geographic Investment Risk. To the extent a Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund’s performance. Currency developments or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility. As of the date of this Prospectus, the Global Fund has significant exposure to Canada, Europe and Japan; the Overseas Fund has significant exposure to Canada, Europe, Japan and South Korea; the Gold Fund has significant exposure to Australia and Canada; the Global Balanced Fund has significant exposure to Canda and Europe; the Rising Dividend Fund has significant exposure to Europe, and the Real Assets Fund has significant exposure to Canada, Europe and Mexico. A Fund’s exposure to a particular country is determined in accordance with the Adviser’s “country of risk” assessment.

Australia Risk. Investment in Australian issuers involve regulatory, political, currency, security, and economic risks specific to Australia. The Australian economy is susceptible to adverse changes in certain commodities markets, including those related to the mining and agricultural industries. The Australian economy is also becoming increasingly dependent on its growing services industry. The Australian economy is also heavily dependent on trading with key partners, including the U.S., China, Japan, South Korea, other Asian and certain European countries. Economic events in the U.S., Asia, or in other key trading countries can have a significant economic effect on the Australian economy. Reduction in spending on Australian products and services, or changes in any of the economies may cause an adverse impact on the Australian economy.

Canada Risk. Canada is a significant exporter of natural resources, such as oil, natural gas and agricultural products. As a result, the Canadian economy is susceptible to adverse changes in certain commodities markets. It is also heavily dependent on trading with key partners, including the United States, Mexico, and China. Any reduction in trading with these key partners may adversely affect the Canadian economy. Canada’s dependency on the economy of the United States, in particular, makes Canada’s economy vulnerable to political and regulatory changes affecting the United States economy. These and other factors could negatively affect a Fund’s performance. Recent political developments in the United States have raised potential implications for the current trade arrangements between the United States and Canada, which could negatively affect the value of Canadian securities.

European Risk. A Fund’s investments may subject it to the risks associated with investing in European markets, including risks arising from economic, political, regulatory and geopolitical developments affecting European countries and the European Union (the “EU”), including regional conflicts. Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. A number of countries in the EU have experienced, and may continue to experience, severe economic and financial difficulties, increasing the risk of investing in the European markets.

Changes in the composition of the EU, shifts in cross-border arrangements, and evolving trade and cooperation frameworks between European countries and other nations could adversely affect economic and market conditions in the United Kingdom, the EU and its member states and elsewhere, and could contribute to instability in global financial markets. The impact of such events on a Fund is difficult to predict, but they may adversely affect the return on a Fund and its investments. There may be detrimental implications for the value of certain of a Fund’s investments, its ability to enter into transactions or to value or realize such investments, or otherwise to implement its investment program. It is possible that certain of a Fund’s investments may need to be restructured to enable a Fund’s objectives to be pursued fully. This may increase costs or make it more difficult for a Fund to pursue its investment objectives.

To the extent a Fund has exposure to European markets or to transactions tied to the value of the euro, these events could negatively affect the value and liquidity of the Fund’s investments. These and other developments may significantly affect the economies of EU countries, which in turn may have a material adverse effect on a Fund’s investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.

Further, political or economic disruptions in European countries, even in countries in which a Fund is not invested, may adversely affect security values and thus a Fund’s holdings. Changes in international trade policies or diplomatic relations involving European countries, including those with the United States or other major economies, could negatively affect the value of European securities.

Japan Risk. The Japanese economy is heavily dependent upon international trade and may be subject to considerable degrees of economic, political and social instability. The Japanese yen has fluctuated widely during recent periods and may be affected by currency volatility elsewhere in Asia, especially Southeast Asia. In addition, the yen has had a history of unpredictable and volatile movements against the U.S. dollar.

The performance of the global economy could have a major impact upon equity returns in Japan. Since the mid-2000s, Japan’s economic growth has remained relatively low. A recent economic recession was likely compounded by an unstable financial sector, low domestic consumption, and certain corporate structural weaknesses, which remain some of the major issues facing the Japanese economy. Japan has also experienced natural disasters, such as earthquakes and tidal waves, of varying degrees of severity. These and other factors could negatively affect a Fund’s performance. Recent political developments in the United States have raised potential implications for the current trade arrangements between the United States and Japan, which could negatively affect the value of Japanese securities.

Mexico Risk. The Mexican economy is dependent upon external trade with other economies, specifically with the United States and certain Latin American countries. Mexico is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Shareholder claims that are available in the U.S., as well as regulatory oversight and authority that is common in the U.S., including for claims based on fraud, may be difficult or impossible for shareholders of securities in Mexico or for U.S. authorities to pursue. As a result, Mexico is dependent on, among other things, the U.S. economy and any change in the price or demand for Mexican exports may have an adverse impact on the Mexican economy. Recent political developments in the United States have raised potential implications for the current trade arrangements between the United States and Mexico, which could negatively affect the value of Mexican securities.

Historically, Mexico has experienced substantial economic instability resulting from, among other things, periods of very high inflation, high interest rates, economic volatility, high unemployment rates and significant devaluations of the Mexican currency, the peso, as well as destabilizing events caused by local insurrections, social upheavals, drug related violence and public health crises. Recurrence of these or similar conditions may adversely impact the Mexican economy. Mexico has also experienced adverse economic impacts as a result of earthquakes and hurricanes, as well as outbreaks of violence. Incidents involving Mexico’s security may have an adverse effect on the Mexican economy and cause uncertainty in its financial markets.

South Korea Risk. To the extent the fund invests significantly in the securities of South Korean issuers, the fund’s performance will be particularly exposed to risks that are specific to South Korea, including legal, regulatory, political, currency, security and economic risks. Periods of political instability, including recent events, may negatively impact the South Korean economy.

Substantial political tensions exist between North Korea and South Korea. Escalated tensions and the outbreak of hostilities between the two nations, or even the threat of an outbreak of hostilities, could have a severe adverse effect on the South Korean economy. In addition, South Korea’s economic growth potential has recently been on a decline because of a rapidly aging population and structural problems, among other factors. The South Korean economy is heavily reliant on trading exports and disruptions or decreases in trade activity could lead to further declines.

Gold Risk

Summary disclosure: First Eagle Global Balanced Fund; First Eagle Global Fund; First Eagle Global Real Assets Fund; First Eagle Gold Fund; First Eagle Overseas Fund; First Eagle U.S. Fund.

Gold Risk. The Fund may invest in both physical gold and the securities of companies in the gold mining sector. Prices of gold- related issues are susceptible to changes in U.S. and foreign regulatory policies, taxes, currencies, mining laws, inflation, and various other market conditions. Gold-related investments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on gold-related investments have traditionally been more volatile than investments in broader equity or debt markets.

Additional information: First Eagle mutual funds.

Gold Risk. The Gold Fund maintains a policy of concentrating its investments in gold and gold-related issues. The other Funds may also invest in assets of this nature, and may also invest in assets of other precious metals-related issues (e.g., silver). Each Fund is therefore susceptible to specific political and economic risks affecting the price of gold and other precious metals (e.g., silver) including changes in U.S. and foreign regulatory policies, tax, currency or mining laws, increased environmental costs, international monetary and political policies, economic conditions within an individual country, trade imbalances, and trade or currency restrictions between countries. The price of gold, in turn, is likely to affect the market prices of securities of companies mining or processing gold, and accordingly, the value of a Fund’s investments in such securities may also be affected. Gold- related investments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on gold-related investments have traditionally been more volatile than investments in broader equity or debt markets. Other factors that may affect the prices of gold, precious metals and securities related to them include changes in industrial and commercial demand for gold and precious metals.

Although the risks related to investing in gold and other precious metals (e.g., silver) directly (as each of the Funds other than the Rising Dividend Fund, Small Cap Opportunity Fund and Smid Cap Fund are authorized to do) are similar to those of investing in precious metal finance and operating companies, as just described, there are additional considerations, including custody and transaction costs that may be higher than those involving securities. Moreover, holding gold results in no income being derived from such holding, unlike certain securities which may pay dividends or make other current payments. Although the Funds have contractual protections with respect to the credit risk of their custodian, gold held in physical form (even in a segregated account) involves the risk of delay in obtaining the assets in the case of bankruptcy or insolvency of the custodian. This could impair disposition of the assets under those circumstances. In addition, income derived from trading in gold and certain contracts and derivatives relating to gold may result in negative tax consequences. Finally, although not currently anticipated, if gold in the future were held in a book account, it would involve risks of the credit of the party holding the gold.

Government Securities Risk

Summary disclosure: Diamond Hill Core Bond Fund.

Government Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association, are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Other securities issued by U.S. government agencies or instrumentalities are supported only by the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Summary disclosure: Diamond Hill Core Plus Bond Fund.

Government Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association, are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Other securities issued U.S. government agencies or instrumentalities are supported only by the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Summary disclosure: Diamond Hill Short Duration Income Fund.

Government Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and Ginnie Mae, are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and Freddie Mac, are supported only by the credit of the agency that issued them, and not by the U.S. government. Other securities issued by U.S. government agencies or instrumentalities are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Additional information: Diamond Hill mutual funds.

Government Securities Risk. The Funds may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and Ginnie Mae, are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and Freddie Mac, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and Fannie Mae are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. However, in 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the “FHFA”) placed Fannie Mae and Freddie Mac into conservatorship to stabilize the institutions and return them to normal business operations. The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Preferred Stock Purchase Agreement with both Fannie Mae and Freddie Mac to ensure that each entity had the ability to fulfill its financial obligations. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.

Health Care Sector Risk

Summary disclosure: First Eagle Global Real Assets Fund.

Health Care Sector Risk. The Fund may invest in companies in the health care sector, including health care facility companies. Health care companies are subject to federal, state and local oversight regarding, as an example, licensing, certification, pharmaceutical distribution and provision of care. Health care companies are also dependent on the continued availability of government reimbursement programs (Medicaid, Medicare and Social Security) for revenues.

Additional information: First Eagle mutual funds.

Health Care Sector Risk. A Fund may invest in companies in the health care sector, including health care facility companies. Health care companies are subject to federal, state and local oversight regarding, as an example, licensing, certification, pharmaceutical distribution and provision of care. Health care companies are also dependent on the continued availability of government reimbursement programs (Medicaid, Medicare and Social Security) for revenues.

Health care companies may be subject to risks resulting from legislative or regulatory changes, adverse market conditions and/or increased competition affecting their share of the market. Due to the rapid pace of technological development, there is also a risk that the products or services developed by these companies may become rapidly obsolete or have relatively short product cycles. There is also a risk that the products and services offered by these companies will not meet expectations or be sold in the marketplace.

High Yield Risk

Summary disclosure: First Eagle Core Municipal ETF.

High Yield Risk — Debt instruments that are below investment grade, commonly known as ‘‘high yield’’ or ‘‘junk’’ bonds, may be subject to greater levels of interest rate, credit (including issuer default) and liquidity risk than investment grade securities and may experience extreme price fluctuations. The securities of such issuers may be considered speculative and the ability of such issuers to pay their debts on schedule may be uncertain.

Summary disclosure: First Eagle Core Plus Municipal Fund; First Eagle Global Balanced Fund; First Eagle High Yield Municipal Fund; First Eagle Short Duration High Yield Municipal Fund.

High Yield Risk. Debt instruments that are below investment grade, commonly known as “high yield” or “junk” bonds, may be subject to greater levels of interest rate, credit (including issuer default) and liquidity risk than investment grade securities and may experience extreme price fluctuations. The securities of such issuers may be considered speculative and the ability of such issuers to pay their debts on schedule may be uncertain.

Summary disclosure: First Eagle High Yield Municipal Completion Fund.

High Yield Risk — Debt instruments that are below investment grade, commonly known as “high yield” or “junk” bonds, may be subject to greater levels of interest rate, credit (including issuer default) and liquidity risk than investment grade securities and may experience extreme price fluctuations. The securities of such issuers may be considered speculative and the ability of such issuers to pay their debts on schedule may be uncertain.

Additional information: First Eagle ETFs.

High Yield Risk — The Fund may invest in high yield debt instruments. Instruments with the lowest investment grade ratings are considered to have speculative characteristics. Certain debt instruments that have not been rated also are considered by the Adviser to be equivalent to below investment grade (often referred to as “high yield” or “junk” bonds). On balance, debt instruments that are below investment grade are considered predominately speculative with respect to the issuer’s capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of default and bankruptcy. In the event of a high yield issuer’s bankruptcy, claims of other creditors may have priority over the claims of high yield bond holders, leaving few or no assets available to repay high yield bond holders. Prices of high yield instruments are subject to extreme price fluctuations and are likely to be less marketable and more adversely affected by economic downturns than higher-quality debt instruments. Adverse publicity and investors’ perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated debt instruments, especially in a thinly traded market. Analyses of the creditworthiness of issuers of lower-rated debt instruments may be more complex than for issuers of higher-rated instruments, and the ability of the Fund to achieve its investment objective may, to the extent of investment in lower-rated debt instruments, be more dependent upon such creditworthiness analyses than would be the case if the Fund were investing in higher- rated instruments.

Additional information: First Eagle mutual funds. Additional information: First Eagle High Yield Municipal Completion Fund.

High Yield Risk. A Fund may invest in high yield debt instruments. Instruments with the lowest investment grade ratings are considered to have speculative characteristics. Certain debt instruments that have not been rated also are considered by the Adviser to be equivalent to below investment grade (often referred to as “high yield” or “junk” bonds). On balance, debt instruments that are below investment grade are considered predominately speculative with respect to the issuer’s capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of default and bankruptcy. In the event of a high yield issuer’s bankruptcy, claims of other creditors may have priority over the claims of high yield bond holders, leaving few or no assets available to repay high yield bond holders. Prices of high yield instruments are subject to extreme price fluctuations and are likely to be less marketable and more adversely affected by economic downturns than higher-quality debt instruments. Adverse publicity and investors’ perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated debt instruments, especially in a thinly traded market. Analyses of the creditworthiness of issuers of lower-rated debt instruments may be more complex than for issuers of higher-rated instruments, and the ability of each Fund to achieve its investment objective may, to the extent of investment in lower-rated debt instruments, be more dependent upon such creditworthiness analyses than would be the case if a Fund were investing in higher- rated instruments.

High Yield Securities Risk

Summary disclosure: Diamond Hill Core Plus Bond Fund; Diamond Hill Short Duration Income Fund.

High Yield Securities Risk. The Fund will purchase fixed income securities rated below the investment grade category. Securities in this rating category are speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

Additional information: Diamond Hill mutual funds.

High Yield Securities Risk. This is a main risk for the Short Duration Income Fund and Core Plus Bond Fund, and an additional risk for the Core Bond Fund as it relates to a non-principal investment strategy. The Funds invest in below investment grade bonds, also known as high yield securities or junk bonds. High yield securities provide greater income and opportunity for gain, but entail greater risk of loss of principal. High yield securities are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. These investments may be issued by companies which are highly leveraged, less creditworthy or financially distressed. Although these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. The market for high yield securities is generally less active than the market for higher quality securities and the market price of these securities can change suddenly and unexpectedly. Based on measures such as dealer inventories and average trade size, the high yield market has become less liquid at the same time as it has grown markedly and become more concentrated under the control of the largest investors. During future periods of market stress, liquidity conditions in the high yield market may be even worse than prior periods of market stress.

Illiquid Investment Risk

Summary disclosure: First Eagle Core Municipal ETF.

Illiquid Investment Risk — Holding illiquid securities restricts or otherwise limits the ability for the Fund to freely dispose of its investments for specific periods of time. The Fund might not be able to sell illiquid securities at its desired price or time. Changes in the markets or in regulations governing the trading of illiquid instruments can cause rapid changes in the price or ability to sell an illiquid security. The market for lower-quality debt instruments, including junk bonds, is generally less liquid than the market for higher-quality debt instruments. In addition, brokers and dealers have decreased their inventories of municipal bonds in recent years. This could limit the Adviser’s ability to buy or sell municipal bonds and increase price volatility and trading costs, particularly during periods of economic or market stress. In addition, recent federal banking regulations may cause certain dealers to reduce their inventories of municipal bonds, which may further decrease the Adviser’s ability to buy or sell bonds. As a result, the Adviser may be forced to accept a lower price to sell a security, to sell other securities to raise cash, or to give up an investment opportunity, any of which could have a negative effect on performance.

Summary disclosure: First Eagle Core Plus Municipal Fund; First Eagle High Yield Municipal Fund; First Eagle Short Duration High Yield Municipal Fund.

Illiquid Investment Risk. Holding illiquid securities restricts or otherwise limits the ability for the Fund to freely dispose of its investments for specific periods of time. The Fund might not be able to sell illiquid securities at its desired price or time. Changes in the markets or in regulations governing the trading of illiquid instruments can cause rapid changes in the price or ability to sell an illiquid security. The market for lower-quality debt instruments, including junk bonds, is generally less liquid than the market for higher-quality debt instruments. In addition, brokers and dealers have decreased their inventories of municipal bonds in recent years. This could limit the Adviser’s ability to buy or sell municipal bonds and increase price volatility and trading costs, particularly during periods of economic or market stress. In addition, recent federal banking regulations may cause certain dealers to reduce their inventories of municipal bonds, which may further decrease the Adviser’s ability to buy or sell bonds. As a result, the Adviser may be forced to accept a lower price to sell a security, to sell other securities to raise cash, or to give up an investment opportunity, any of which could have a negative effect on performance.

Additional information: First Eagle ETFs.

Illiquid Investment Risk — Holding illiquid securities restricts or otherwise limits the ability for the Fund to freely dispose of its investments for specific periods of time. The Fund might not be able to sell illiquid securities at its desired price or time. Changes in the markets or in regulations governing the trading of illiquid instruments can cause rapid changes in the price or ability to sell an illiquid security. The market for lower-quality debt instruments, including high yield or “junk” bonds and leveraged loans, is generally less liquid than the market for higher-quality debt instruments. In addition, brokers and dealers have decreased their inventories of municipal bonds in recent years. This could limit the Adviser’s ability to buy or sell municipal bonds and increase price volatility and trading costs, particularly during periods of economic or market stress. In addition, recent federal banking regulations may cause certain dealers to reduce their inventories of municipal bonds, which may further decrease the Adviser’s ability to buy or sell bonds. As a result, the Adviser may be forced to accept a lower price to sell a security, to sell other securities to raise cash, or to give up an investment opportunity, any of which could have a negative effect on performance.

Additional information: First Eagle mutual funds.

Illiquid Investment Risk. Holding illiquid securities restricts or otherwise limits the ability for a Fund to freely dispose of its investments for specific periods of time. A Fund might not be able to sell illiquid securities at its desired price or time. Changes in the markets or in regulations governing the trading of illiquid instruments can cause rapid changes in the price or ability to sell an illiquid security. The market for lower-quality debt instruments, including high yield or “junk” bonds and leveraged loans, is generally less liquid than the market for higher-quality debt instruments. In addition, brokers and dealers have decreased their inventories of municipal bonds in recent years. This could limit the Adviser’s ability to buy or sell municipal bonds and increase price volatility and trading costs, particularly during periods of economic or market stress. In addition, recent federal banking regulations may cause certain dealers to reduce their inventories of municipal bonds, which may further decrease the Adviser’s ability to buy or sell bonds. As a result, the Adviser may be forced to accept a lower price to sell a security, to sell other securities to raise cash, or to give up an investment opportunity, any of which could have a negative effect on performance.

Illiquid Securities Risk

Summary disclosure: Diamond Hill Core Plus Bond Fund.

Illiquid Securities Risk. The Fund may invest up to 15% of the value of its net assets in securities that are illiquid. An illiquid investment is any investment that cannot be disposed of in current market conditions within seven days in the normal course of business at approximately the amount at which it is valued by the Fund and without significantly changing the value of the investment. The price the Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. In addition, there may be no market or a limited market in which to sell illiquid securities

Additional information: Diamond Hill mutual funds.

Illiquid Securities Risk. The Funds may invest up to 15% of the value of net assets in securities that are illiquid. An illiquid investment is any investment that cannot be disposed of in current market conditions within seven calendar days in the normal course of business at approximately the amount at which it is valued by a Fund and without significantly changing the value of the investment. The price a Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. In addition, there may be no market or a limited market in which to sell illiquid securities.

Income Risk

Summary disclosure: First Eagle Core Plus Municipal Fund; First Eagle High Yield Municipal Fund; First Eagle Short Duration High Yield Municipal Fund.

Income Risk. The Fund may experience a decline in its income due to falling interest rates, earnings declines, income decline within a security or default of an issuer of a security. During periods of increasing or prolonged high interest rates, among other things, borrowing costs may increase, fewer issuances of securities and decreased liquidity may occur and/or an issuer of a security may be unable to refinance existing debt obligations and/or make income payments. The amount and rate of distributions that the Fund’s shareholders receive are affected by the income that the Fund receives from its portfolio holdings. If the income is reduced, distributions by the Fund to shareholders may be less.

Summary disclosure: First Eagle Global Balanced Fund; First Eagle Rising Dividend Fund.

Income Risk. The Fund may experience a decline in its income due to falling interest rates, earnings declines, income decline within a security or default of an issuer of a security. During periods of increasing or prolonged high interest rates, among other things, borrowing costs may increase, fewer issuances of securities and decreased liquidity may occur and/or an issuer of a security may be unable to refinance existing debt obligations and/or make income payments. The continued availability of income-producing equity securities may potentially become limited. The amount and rate of distributions that the Fund’s shareholders receive are affected by the income that the Fund receives from its portfolio holdings. If the income is reduced, distributions by the Fund to shareholders may be less.

Summary disclosure: First Eagle High Yield Municipal Completion Fund; First Eagle Core Municipal ETF. Additional

information: First Eagle ETFs.

Income Risk — The Fund may experience a decline in its income due to falling interest rates, earnings declines, income decline within a security or default of an issuer of a security. During periods of increasing or prolonged high interest rates, among other things, borrowing costs may increase, fewer issuances of securities and decreased liquidity may occur and/or an issuer of a security may be unable to refinance existing debt obligations and/or make income payments. The amount and rate of distributions that the Fund’s shareholders receive are affected by the income that the Fund receives from its portfolio holdings. If the income is reduced, distributions by the Fund to shareholders may be less.

Additional information: First Eagle mutual funds. Additional information: First Eagle High Yield Municipal Completion Fund.

Income Risk. A Fund may experience a decline in its income due to falling interest rates, earnings declines, income decline within a security or default of an issuer of a security. During periods of increasing or prolonged high interest rates, among other things, borrowing costs may increase, fewer issuances of securities and decreased liquidity may occur and/or an issuer of a security may be unable to refinance existing debt obligations and/or make income payments. The continued availability of income-producing equity securities may potentially become limited. The amount and rate of distributions that a Fund’s shareholders receive are affected by the income that a Fund receives from its portfolio holdings. If the income is reduced, distributions by a Fund to shareholders may be less.

Inflation Risk

Summary disclosure: Diamond Hill Core Bond Fund; Diamond Hill Core Plus Bond Fund; Diamond Hill Short Duration Income Fund.

Inflation Risk. Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Fund.

Additional information: Diamond Hill mutual funds.

Inflation Risk. Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Funds.

Inflation/Deflation Risk

Summary disclosure: First Eagle Global Real Assets Fund.

Inflation/Deflation Risk. Although the Fund is intended to provide a measure of protection against inflation, it is possible it will not do so to the extent intended. The Fund’s investments may be adversely affected to a greater extent than other investments during periods of deflation.

Additional information: First Eagle mutual funds.

Inflation/Deflation Risk. Although the Real Assets Fund is intended to provide a measure of protection against inflation, it is possible it will not do so to the extent intended. There is no guarantee that real assets will perform better than a broader equity portfolio during times of rising or high inflation. The Fund’s investments may be adversely affected to a greater extent than other investments during periods of deflation when asset prices decrease over time across the economy.

Infrastructure Risk

Summary disclosure: First Eagle Global Real Assets Fund.

Infrastructure Risk. The Fund may invest in securities of companies that focus on infrastructure related activities, including utilities and transport companies. These securities are subject to various related risks, including but not limited to, supply and demand for infrastructure related services, the high investment costs of long-term projects, maintenance costs (and risks of obsolescence) associated with significant fixed assets, political developments, changing interest rates which may affect infrastructure financing, regulatory changes and catastrophic weather events.

Additional information: First Eagle mutual funds.

Infrastructure Risk. A Fund may invest in securities of companies that focus on infrastructure related activities, including utilities and transport companies. These securities are subject to various related risks, including but not limited to, supply and demand for infrastructure related services, the high investment costs of long-term projects, maintenance costs (and risks of obsolescence) associated with significant fixed assets, political developments, changing interest rates which may affect infrastructure financing, difficulty raising capital, regulatory changes (and costs associated therewith) including, rate changes, inexperience with deregulation of certain industries, tax law changes, environmental issues, disruptions in commodities markets (e.g., volatility in oil prices), technological developments, threat of terrorism and catastrophic weather events.

Interest Rate Risk

Summary disclosure: Diamond Hill Core Bond Fund; Diamond Hill Core Plus Bond Fund; Diamond Hill Short Duration Income Fund.

Interest Rate Risk. The Fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.

Additional information: Diamond Hill mutual funds.

Interest Rate Risk. The Funds invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of a Fund’s investments decreases. Fixed income securities with greater interest rate sensitivity and longer maturities tend to produce higher yields but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated but will affect the value of your investment.

Inverse Floaters Risk

Summary disclosure: First Eagle Core Plus Municipal Fund; First Eagle High Yield Municipal Fund; First Eagle Short Duration High Yield Municipal Fund.

Inverse Floaters Risk. Inverse Floaters are issued in connection with municipal tender option bond (“TOB”) financing transactions to generate leverage for the Fund. The price of Inverse Floaters is expected to decline when interest rates rise, and generally will decline more than the price of a bond with a similar maturity, because of the effect of leverage. The price of Inverse Floaters is typically more volatile than the price of bonds with similar maturities, especially if the relevant TOB Trust provides the holder of the Inverse Floaters relatively greater leveraged exposure to the underlying security (e.g., if the par amount of the Floaters, as a percentage of the par amount of the underlying security, is relatively greater). Further, as short-term interest rates rise, the interest payable on the Floaters issued by a TOB Trust also rises, leaving less residual interest cash flow from the underlying security available for payment on the Inverse Floaters. Additionally, Inverse Floaters may lose some or all of their principal and, in some cases, the Fund could lose money in excess of its investment in Inverse Floaters. Consequently, in a rising interest rate environment, the Fund’s investments in Inverse Floaters could negatively impact the Fund’s performance and yield, especially when those Inverse Floaters provide the Fund with relatively greater leveraged exposure to the relevant underlying securities. The leverage effect of Inverse Floaters also may increase the Fund’s credit risk.

Summary disclosure: First Eagle High Yield Municipal Completion Fund.

Inverse Floaters Risk — Inverse Floaters are issued in connection with municipal tender option bond (“TOB”) financing transactions to generate leverage for the Fund. The price of Inverse Floaters is expected to decline when interest rates rise, and generally will decline more than the price of a bond with a similar maturity, because of the effect of leverage. The price of Inverse Floaters is typically more volatile than the price of bonds with similar maturities, especially if the relevant TOB Trust provides the holder of the Inverse Floaters relatively greater leveraged exposure to the underlying security (e.g., if the par amount of the Floaters, as a percentage of the par amount of the underlying security, is relatively greater). Further, as short-term interest rates rise, the interest payable on the Floaters issued by a TOB Trust also rises, leaving less residual interest cash flow from the underlying security available for payment on the Inverse Floaters. Additionally, Inverse Floaters may lose some or all of their principal and, in some cases, the Fund could lose money in excess of its investment in Inverse Floaters. Consequently, in a rising interest rate environment, the Fund’s investments in Inverse Floaters could negatively impact the Fund’s performance and yield, especially when those Inverse Floaters provide the Fund with relatively greater leveraged exposure to the relevant underlying securities. The leverage effect of Inverse Floaters also may increase the Fund’s credit risk.

Additional information: First Eagle mutual funds. Additional information: First Eagle High Yield Municipal Completion Fund.

Inverse Floaters Risk. Inverse Floaters are issued in connection with municipal tender option bond (“TOB”) financing transactions to generate leverage for a Fund. Such instruments are created by a special purpose trust (a “TOB Trust”) that holds long-term fixed rate bonds (the underlying security), and issues two classes of beneficial interests: short-term floating rate interests (“Floaters”), which are sold to other investors, and Inverse Floaters, which are purchased by a Fund. The Floaters have first priority on the cash flow from the underlying security held by the TOB Trust, have a tender option feature that allows holders to tender the Floaters back to the TOB Trust for their par amount and accrued interest at specified intervals and bear interest at prevailing short-term interest rates. Tendered Floaters are remarketed for sale to other investors for their par amount and accrued interest by a remarketing agent to the TOB Trust and are ultimately supported by a liquidity facility provided by a bank, upon which the TOB Trust can draw funds to pay such amount to holders of Tendered Floaters that cannot be remarketed. A Fund, as holder of the Inverse Floaters, is paid the residual cash flow from the underlying security. Accordingly, the Inverse Floaters provide a Fund with leveraged exposure to the underlying security. When short-term interest rates rise or fall, the interest payable on the Floaters issued by a TOB Trust will, respectively, rise or fall, leaving less or more, respectively, residual interest cash flow from the underlying security available for payment on the Inverse Floaters. Thus, as short-term interest rates rise, Inverse Floaters produce less income for a Fund, and as short-term interest rates decline, Inverse Floaters produce more income for a Fund. The price of Inverse Floaters is expected to decline when interest rates rise and increase when interest rates decline, in either case generally more so than the price of a bond with a similar maturity, because of the effect of leverage. As a result, the price of Inverse Floaters is typically more volatile than the price of bonds with similar maturities, especially if the relevant TOB Trust is structured to provide the holder of the Inverse Floaters relatively greater leveraged exposure to the underlying security (e.g., if the par amount of the Floaters, as a percentage of the par amount of the underlying security, is relatively greater). Upon the occurrence of certain adverse events (including a credit ratings downgrade of the underlying security or a substantial decrease in the market value of the underlying security), a TOB Trust may be collapsed by the remarketing agent or liquidity provider and the underlying security liquidated, and a Fund could lose the entire amount of its investment in the Inverse Floater and may, in some cases, be contractually required to pay the shortfall, if any, between the liquidation value of the underlying security and the principal amount of the Floaters. Consequently, in a rising interest rate environment, a Fund’s investments in Inverse Floaters could negatively impact the Fund’s performance and yield, especially when those Inverse Floaters provide a Fund with relatively greater leveraged exposure to the underlying securities held by the relevant TOB Trusts. The leverage effect of Inverse Floaters also may increase the Fund’s credit risk.

Large Capitalization Companies Risk

Summary disclosure: First Eagle US Equity ETF.

Large Capitalization Companies Risk — The Fund may invest in larger, more established companies, the securities of which may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. The Fund considers large companies to be companies with market capitalizations of $10 billion or greater.

Additional information: First Eagle ETFs.

Large Capitalization Companies Risk — The First Eagle US Equity ETF may invest in larger, more established companies, the securities of which may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. The First Eagle US Equity ETF considers large companies to be companies with market capitalizations of $10 billion or greater. Large capitalization companies as a group could fall out of favor with the market, causing a Fund to underperform investments that focus solely on small- or medium- capitalization stocks.

Large Shareholder Risk

Summary disclosure: First Eagle Core Municipal ETF; First Eagle Small Cap Equity ETF.

Large Shareholder Risk — Certain large shareholders, including APs (as defined below), may from time to time own a substantial amount of the Fund’s shares. There is no requirement that these shareholders maintain their investment in the Fund. There is a risk that such large shareholders may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could, to the extent the Fund permits redemptions in cash, accelerate the realization of taxable income and cause the Fund to make taxable distributions to shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year.

Summary disclosure: First Eagle Mid Cap Equity ETF; First Eagle US Equity ETF.

Large Shareholder Risk — Certain large shareholders, including APs (as defined below), may from time to time own a substantial amount of the Fund’s shares. There is no requirement that these shareholders maintain their investment in the Fund. There is a risk that such large shareholders may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could, to the extent the Fund permits redemptions in cash, accelerate the realization of taxable income and cause the Fund to make taxable distributions to shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, remaining shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year.

Additional information: First Eagle ETFs.

Large Shareholder Risk — Certain large shareholders, including APs, may from time to time own a substantial amount of a Fund’s shares. There is no requirement that these shareholders maintain their investment in a Fund. There is a risk that such large shareholders may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could to the extent the Fund permits redemptions in cash, accelerate the realization of taxable income and cause the Fund to make taxable distributions to shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, remaining shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year.

Large-Size Company Risk

Summary disclosure: First Eagle Global Balanced Fund; First Eagle Global Fund; First Eagle Global Real Assets Fund; First Eagle Gold Fund; First Eagle Overseas Fund; First Eagle Rising Dividend Fund; First Eagle U.S. Fund.

Large-Size Company Risk. The Fund may invest in larger, more established companies, the securities of which may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. The Fund considers large companies to be companies with market capitalizations of $10 billion or greater.

Additional information: First Eagle mutual funds.

Large-Size Company Risk. A Fund may in invest in larger, more established companies, the securities of which may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Larger companies are generally more mature than smaller companies. They also may have fewer new market opportunities for their products or services, may focus resources on maintaining their market share, and may be unable to respond quickly to new competitive challenges. As a result, the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small and medium-size companies, especially during extended periods of economic expansion. Each Fund (except the Small Cap Opportunity Fund and the Smid Cap Fund) generally considers large companies to be companies with market capitalizations of $10 billion or greater. The Small Cap Opportunity Fund considers large companies to be companies that have at the time of investment a market capitalization greater than that of the largest company in the Russell 2000® Index. The Smid Cap Fund considers large companies to be companies that have at the time of investment a market capitalization greater than that of the largest company in the Russell 2500TM Index.

Liquidity Risk

Summary disclosure: Diamond Hill Core Bond Fund; Diamond Hill Core Plus Bond Fund; Diamond Hill Short Duration Income Fund.

Liquidity Risk. The Fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security. Liquidity risk may result from the lack of an active market or a reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified during times of market stress. The Fund may not be able to meet the requests to redeem Fund shares without significant dilution of remaining investors’ interest in the Fund.

Additional information: Diamond Hill mutual funds.

Liquidity Risk. The Funds may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security. Liquidity risk may result from the lack of an active market or a reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified during times of market stress. The Funds may not be able to meet the requests to redeem Fund shares without significant dilution of remaining investors’ interest in the Fund.

Loan Risk

Summary disclosure: Diamond Hill Core Plus Bond Fund.

Loan Risk. Investments in loans expose the Fund to additional risks beyond those normally associated with more traditional debt instruments. The Fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower and whether or not a loan is secured by collateral, although there is no assurance that the collateral securing a loan will be sufficient to satisfy the loan obligation.

The Fund may also invest in loan assignments and participations (“Loans”) and commitments to purchase loan assignments (Unfunded Commitments) including below investment grade Loans and Unfunded Commitments. Loans will typically consist of senior floating rate loans (Senior Loans), but may also include secured and unsecured loans, second lien loans or more junior loans (Junior Loans) and bridge loans. Loans may be issued by obligors in the U.S. or in foreign or emerging markets. When the Fund acquires a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations, but not the borrower. As a result, the Fund assumes the credit risk not only of the borrower, but also of the seller of the loan participation and any other parties interpositioned between the Fund and the borrower. The Fund may not benefit directly from the collateral supporting the loan in which it has purchased the loan participations or assignments.

In recent years, there has been a broad trend of weaker or less restrictive covenant protections in the loan market, which may allow borrowers to exercise more flexibility with respect to certain activities than borrowers who are subject to stronger or more protective covenants, which might negatively impact the loans held by the Fund. Loans are also vulnerable to market sentiment such that economic conditions or other events may reduce the demand for loans and cause their value to decline rapidly and unpredictably. No active trading market may exist for some of the loans and certain loans may be subject to restrictions on resale. The inability to dispose of loans in a timely fashion could result in losses to the Fund. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. Transactions involving bank loans may have significantly longer settlement periods than more traditional investments (settlement can take longer than 7 days) and often involve borrowers whose financial condition is troubled or highly leveraged, which increases the risk that the Fund may not receive its proceeds in a timely manner or that the Fund may incur losses in order to pay redemption proceeds to its shareholders. In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans may have less protection against improper practices than investors in registered securities.

Additional information: Diamond Hill mutual funds.

Loan Risk. Investments in loans expose the Fund to additional risks beyond those normally associated with more traditional debt instruments. The Fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower and whether a loan is secured by collateral, although there is no assurance that the collateral securing a loan will be sufficient to satisfy the loan obligation.

The Fund may also invest in loan assignments and participations (“Loans”) and commitments to purchase loan assignments (“Unfunded Commitments”) including below investment grade Loans and Unfunded Commitments. Loans will typically consist of senior floating rate loans (“Senior Loans”), but may also include secured and unsecured loans, second lien loans or more junior loans (“Junior Loans”) and bridge loans. Loans may be issued by obligors in the U.S. or in foreign or emerging markets. When the Fund acquires a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations, but not the borrower. As a result, the Fund assumes the credit risk not only of the borrower, but also of the seller of the loan participation and any other parties interpositioned between the fund and the borrower. The fund may not benefit directly from the collateral supporting the loan in which it has purchased the loan participations or assignments.

In recent years, there has been a broad trend of weaker or less restrictive covenant protections in the loan market, which may allow borrowers to exercise more flexibility with respect to certain activities than borrowers who are subject to stronger or more protective covenants. For example, borrowers might be able to incur more debt, including secured debt, return more capital to shareholders, remove or reduce assets that are designated as collateral securing loans, increase the claims against assets that are permitted against collateral securing loans or otherwise manage their business in ways that could impact creditors negatively. In addition, certain privately held borrowers might be permitted to file less frequent, less detailed or less timely financial reporting or other information, which could negatively impact the value of the loans issued by such borrowers. Each of these might negatively impact the loans held by the Fund. Loans are also vulnerable to market sentiment such that economic conditions or other events may reduce the demand for loans and cause their value to decline rapidly and unpredictably. No active trading market may exist for some of the loans and certain loans may be subject to restrictions on resale. The inability to dispose of loans in a timely fashion could result in losses to the Fund. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. Transactions involving bank loans may have significantly longer settlement periods than more traditional investments (settlement can take longer than 7 days) and often involve borrowers whose financial condition is troubled or highly leveraged, which increases the risk that the Fund may not receive its proceeds in a timely manner or that the Fund may incur losses in order to pay redemption proceeds to its shareholders. In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans may have less protection against improper practices than investors in registered securities.

Management Risk

Summary disclosure: Diamond Hill Core Bond Fund; Diamond Hill Core Plus Bond Fund; Diamond Hill Short Duration Income Fund.

Management Risk. The Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual investments will perform as anticipated.

Summary disclosure: Diamond Hill Large Cap Fund; Diamond Hill Mid Cap Fund; Diamond Hill Select Fund; Diamond Hill Small Cap Fund; Diamond Hill Small-Mid Cap Fund; Diamond Hill Large Cap Concentrated ETF.

Management Risk. The Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

Summary disclosure: Diamond Hill Long-Short Fund.

Management Risk. The Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results. In addition, there is no guarantee that the use of long and short positions will succeed in limiting the Fund’s exposure to stock market movements, sector-swings or other risk factors. The strategy used by the Fund involves complex securities transactions that involve risks different than direct equity investments.

Additional information: Diamond Hill Large Cap Concentrated ETF.

Management Risk. The Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that individual investments will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

Additional information: Diamond Hill mutual funds.

Management Risk. The Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular asset class or individual security in which a Fund invests may prove to be incorrect and there is no guarantee that individual investments will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results. In addition, there is no guarantee that the use of long and short positions will succeed in limiting the Long-Short Fund’s exposure to stock market movements, sector-swings or other risk factors. The strategy used by the Long-Short Fund involves complex securities transactions that involve risks different than direct equity investments.

Market Risk

Summary disclosure: Diamond Hill Core Bond Fund; Diamond Hill Core Plus Bond Fund; Diamond Hill Large Cap Fund; Diamond Hill Long-Short Fund; Diamond Hill Mid Cap Fund; Diamond Hill Select Fund; Diamond Hill Short Duration Income Fund; Diamond Hill Small Cap Fund; Diamond Hill Small-Mid Cap Fund.

Market Risk. The value of the Fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the Fund, particular industries or overall securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value. A variety of factors including interest rate levels, recessions, inflation, U.S. economic growth, war or acts of terrorism, natural disasters, political events, supply chain disruptions, trade barriers, staff shortages and widespread public health issues affect the securities markets. These events may cause volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Fund holds, and may adversely affect the Fund’s investments and operations. In addition, governmental responses to these events may negatively impact the capabilities of the Fund’s service providers, disrupt the Fund’s operations, result in substantial market volatility and adversely impact the prices and liquidity of the Fund’s investments.

Summary disclosure: Diamond Hill Large Cap Concentrated ETF.

Market Risk. The value of the Fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the Fund, particular industries or overall securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value. A variety of factors, including interest rate levels, recessions, inflation, U.S. economic growth, war or acts of terrorism, natural disasters, political events, supply chain disruptions, trade barriers, staff shortages, and widespread public health issues affect the securities markets. These events may cause volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Fund holds, and may adversely affect the Fund’s investments and operations. In addition, governmental responses to these events may negatively impact the capabilities of the Fund’s service providers, disrupt the Fund’s operations, result in substantial market volatility, and adversely impact the prices and liquidity of the Fund’s investments.

Summary disclosure: First Eagle Core Plus Municipal Fund; First Eagle Global Balanced Fund; First Eagle Global Fund; First Eagle Global Real Assets Fund; First Eagle Gold Fund; First Eagle High Yield Municipal Fund; First Eagle Overseas Fund; First Eagle Rising Dividend Fund; First Eagle Short Duration High Yield Municipal Fund; First Eagle Small Cap Opportunity Fund; First Eagle U.S. Fund; First Eagle U.S. Smid Cap Opportunity Fund.

Market Risk. The value and liquidity of the Fund’s portfolio holdings may fluctuate in response to events specific to the issuers or markets in which the Fund invests, as well as economic, political, or social events in the United States or abroad. Markets may be volatile, and prices of individual securities and other investments, including those of a particular type, may decline significantly and rapidly in response to adverse issuer, political, regulatory, market, economic or other developments, public perceptions concerning these developments, and adverse investor sentiment or publicity. Recent market conditions and events, including a global public health crisis, wars and armed conflicts and actions taken by governments in response, may exacerbate volatility. Rapid changes in prices or liquidity, which often are not anticipated and can relate to events not connected to particular investments, may limit the ability of the Fund to dispose of its assets at the price or time of its choosing and can result in losses. Changes in prices may be temporary or may last for extended periods.

Summary disclosure: First Eagle High Yield Municipal Completion Fund; First Eagle Core Municipal ETF.

Market Risk — The value and liquidity of the Fund’s portfolio holdings may fluctuate in response to events specific to the issuers or markets in which the Fund invests, as well as economic, political, or social events in the United States or abroad. Markets may be volatile, and prices of individual securities and other investments, including those of a particular type, may decline significantly and rapidly in response to adverse issuer, political, regulatory, market, economic or other developments, public perceptions concerning these developments, and adverse investor sentiment or publicity. Recent market conditions and events, including a global public health crisis, wars and armed conflicts and actions taken by governments in response, may exacerbate volatility. Rapid changes in prices or liquidity, which often are not anticipated and can relate to events not connected to particular investments, may limit the ability of the Fund to dispose of its assets at the price or time of its choosing and can result in losses. Changes in prices may be temporary or may last for extended periods.

Summary disclosure: First Eagle Mid Cap Equity ETF; First Eagle Small Cap Equity ETF; First Eagle US Equity ETF.

Market Risk —The value and liquidity of the Fund’s portfolio holdings may fluctuate in response to events specific to the issuers or markets in which the Fund invests, as well as economic, political, or social events in the United States or abroad. Markets may be volatile, and prices of individual securities and other investments, including those of a particular type, may decline significantly and rapidly in response to adverse issuer, political, regulatory, market, economic or other developments, public perceptions concerning these developments, and adverse investor sentiment or publicity. Recent market conditions and events, including a global public health crisis, wars and armed conflicts and actions taken by governments in response, may exacerbate volatility. Rapid changes in prices or liquidity, which often are not anticipated and can relate to events not connected to particular investments, may limit the ability of the Fund to dispose of its assets at the price or time of its choosing and can result in losses. Changes in prices may be temporary or may last for extended periods.

Additional information: Diamond Hill Large Cap Concentrated ETF.

Market Risk. The value of the Fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the Fund, particular industries or overall securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value. A variety of factors, including interest rate levels, recessions, inflation, U.S. economic growth, war or acts of terrorism, natural disasters, political events and tensions that disrupt international relations, supply chain disruptions, trade barriers, staff shortages, and widespread public health issues affect the securities markets. Pandemics may result in significant disruptions to economies and markets, adversely impacting individual companies, sectors, industries, currencies, interest and inflation rates, credit ratings, and investor sentiment, adversely impacting the prices and liquidity of the Fund’s investments.

Additional information: Diamond Hill mutual funds.

Market Risk. The value of a Fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the Fund, particular industries or overall securities markets. When the value of a Fund’s investments goes down, your investment in the Fund decreases in value. A variety of factors, including interest rate levels, recessions, inflation, U.S. economic growth, war or acts of terrorism, natural disasters, political events and tensions that disrupt international relations, supply chain disruptions, trade barriers, staff shortages, and widespread public health issues affect the securities markets. Pandemics, such as the coronavirus disease, may result in significant disruptions to economies and markets, adversely impacting individual companies, sectors, industries, currencies, interest and inflation rates, credit ratings and investor sentiment, adversely impacting the prices and liquidity of a Fund’s investments.

Additional information: First Eagle ETFs.

Market Risk — All securities may be subject to adverse market trends. The value and liquidity of a Fund’s portfolio holdings may fluctuate in response to events specific to the issuers or bond markets in which a Fund invests, as well as economic, political, or social events in the United States or abroad. Markets can be volatile, and prices of individual securities and other investments at times may decline significantly and rapidly. This may cause a Fund’s portfolio to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer or the market as a whole. As a result, a portfolio of such securities may underperform the market as a whole. Recent market conditions and events, including a global public health crisis, wars and armed conflicts and actions taken by governments in response, may exacerbate volatility and may continue to negatively affect the price and liquidity of individual securities, national economies and global markets generally. Prices of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments, public perceptions concerning these developments, and adverse investor sentiment or publicity. Rapid changes in value or liquidity, which often are not anticipated and can relate to events not connected to particular investments, may limit the ability of a Fund to dispose of its assets at the price or time of its choosing and can result in losses. Changes in price may be temporary or may last for extended periods. If a Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Additional information: First Eagle mutual funds. Additional information: First Eagle High Yield Municipal Completion Fund.

Market Risk. All securities may be subject to adverse market trends. The value and liquidity of a Fund’s portfolio holdings may fluctuate in response to events specific to the issuers or bond markets in which a Fund invests, as well as economic, political, or social events in the United States or abroad. Markets can be volatile, and prices of individual securities and other investments at times may decline significantly and rapidly. This may cause a Fund’s portfolio to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer or the market as a whole. As a result, a portfolio of such securities may underperform the market as a whole. Recent market conditions and events, including a global public health crisis, wars and armed conflicts and actions taken by governments in response, may exacerbate volatility and may continue to negatively affect the price and liquidity of individual securities, national economies and global markets generally. Prices of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments, public perceptions concerning these developments, and adverse investor sentiment or publicity. Rapid changes in value or liquidity, which often are not anticipated and can relate to events not connected to particular investments, may limit the ability of a Fund to dispose of its assets at the price or time of its choosing and can result in losses. Changes in price may be temporary or may last for extended periods. If a Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Medium-Size Company Risk

Summary disclosure: First Eagle Mid Cap Equity ETF.

Medium-Size Company Risk — The Fund will invest in medium-size companies, the securities of which can be more volatile in price than those of larger companies. Positions in smaller companies, especially when the Fund is a large holder of a smaller company’s securities, also may be more difficult or expensive to trade. The Fund defines mid-cap companies as those that have at the time of investment a market capitalization not greater than that of the largest company in the Russell Mid Cap® Index. The Russell Mid Cap® Index is reconstituted annually. (Russell Mid Cap® Index was ranging from approximately $122 million to $84 billion as of December 31, 2025).

Micro-Size Company Risk

Summary disclosure: First Eagle Small Cap Opportunity Fund.

Micro-Size Company Risk. The Fund will invest in micro-size companies, the securities of which can be more volatile in price than those of larger and small-size companies. Positions in micro-size companies, especially when the Fund is a larger holder of a micro-size company’s securities, also may be more difficult or expensive to trade.

Additional information: First Eagle mutual funds.

Micro-Size Company Risk. A Fund may (and the Small Cap Opportunity Fund generally will) invest in micro-size companies, which historically have been more volatile in price than larger and small-size company securities, especially over the short term. Positions in micro-size companies, especially when the Fund is a larger holder of a micro-size company’s securities, also may be more difficult or expensive to trade. Among the reasons for the greater price volatility are the less certain growth prospects of micro-size companies, the lower degree of liquidity in the markets for such securities and the greater sensitivity of micro-size companies to changing economic conditions. The risks of investing in micro-size companies, while similar to those of small-size companies, may be more pronounced. Micro-size companies may have relatively lower revenues, limited product lines, a smaller share of the market for their products or services, higher risk of insolvency and may lack depth of management. Micro-size companies also may be unable to generate funds necessary for growth or development, or they may be developing or marketing new products or services for which markets are not yet established and may never become established.

Mid Cap Company Risk

Summary disclosure: Diamond Hill Mid Cap Fund.

Mid Cap Company Risk. Investments in mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short-term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Municipal Bond Risk

Summary disclosure: First Eagle Core Municipal ETF.

Municipal Bond Risk — The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) under normal market conditions in municipal bonds that pay interest that is exempt from regular federal income tax. Like other bonds, municipal bonds are subject to credit risk, interest rate risk, liquidity risk, and call risk. However, the obligations of some municipal issuers may not be enforceable through the exercise of traditional creditors’ rights. The reorganization under federal bankruptcy laws of a municipal bond issuer may result in the bonds being cancelled without payment or repaid only in part, or in delays in collecting principal and interest.

Summary disclosure: First Eagle Core Plus Municipal Fund; First Eagle High Yield Municipal Fund; First Eagle Short Duration High Yield Municipal Fund.

Municipal Bond Risk. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) under normal market conditions in municipal bonds that pay interest that is exempt from regular federal personal income tax. Like other bonds, municipal bonds are subject to credit risk, interest rate risk, liquidity risk, and call risk. However, the obligations of some municipal issuers may not be enforceable through the exercise of traditional creditors’ rights. The reorganization under federal bankruptcy laws of a municipal bond issuer may result in the bonds being cancelled without payment or repaid only in part, or in delays in collecting principal and interest.

Summary disclosure: First Eagle High Yield Municipal Completion Fund.

Municipal Bond Risk — The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) under normal market conditions in municipal bonds that pay interest that is exempt from regular federal personal income tax. Like other bonds, municipal bonds are subject to credit risk, interest rate risk, liquidity risk, and call risk. However, the obligations of some municipal issuers may not be enforceable through the exercise of traditional creditors’ rights. The reorganization under federal bankruptcy laws of a municipal bond issuer may result in the bonds being cancelled without payment or repaid only in part, or in delays in collecting principal and interest.

Additional information: First Eagle ETFs.

Municipal Bond Risk — Like other bonds, municipal bonds are subject to credit risk, interest rate risk, liquidity risk, and call risk. However, the obligations of some municipal issuers may not be enforceable through the exercise of traditional creditors’ rights. The reorganization under federal bankruptcy laws of a municipal bond issuer may result in the bonds being cancelled without payment or repaid only in part, or in delays in collecting principal and interest. In the event of a default in the payment of interest and/or repayment of principal, the Fund may enforce its rights by taking possession of, and managing, the assets securing the issuer’s obligations on such securities. These actions may increase the Fund’s operating expenses. In addition, lawmakers may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. State or federal regulation with respect to a specific sector could impact the revenue stream for a given subset of the market. Municipal bonds may have lower overall liquidity than other types of bonds, and there may be less publicly available and timely information about the financial condition of municipal issuers than for issuers of other securities.

Additional information: First Eagle mutual funds. Additional information: First Eagle High Yield Municipal Completion Fund.

Municipal Bond Risk. Like other bonds, municipal bonds are subject to credit risk, interest rate risk, liquidity risk, and call risk. However, the obligations of some municipal issuers may not be enforceable through the exercise of traditional creditors’ rights. The reorganization under federal bankruptcy laws of a municipal bond issuer may result in the bonds being cancelled without payment or repaid only in part, or in delays in collecting principal and interest. In the event of a default in the payment of interest and/or repayment of principal, a Fund may enforce its rights by taking possession of, and managing, the assets securing the issuer’s obligations on such securities. These actions may increase a Fund’s operating expenses. In addition, lawmakers may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. State or federal regulation with respect to a specific sector could impact the revenue stream for a given subset of the market. Municipal bonds may have lower overall liquidity than other types of bonds, and there may be less publicly available and timely information about the financial condition of municipal issuers than for issuers of other securities.

Municipal Issuer Focus Risk

Summary disclosure: First Eagle Core Plus Municipal Fund; First Eagle High Yield Municipal Fund; First Eagle Short Duration High Yield Municipal Fund.

Municipal Issuer Focus Risk. The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had invested across issuers that did not have similar characteristics.

General Obligation and Revenue Bonds. General obligation bonds are general obligations of a governmental entity that are secured by the entity’s pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds, on the other hand, are not supported by an issuer’s power to levy taxes and are payable only from the revenues derived from specific projects, authorities or facilities or, in some cases, from the proceeds of a special excise tax or another specific revenue source.

Education Revenue Bonds. Education revenue bonds are payable from and secured by revenues derived from the operation of schools, colleges and universities and their revenues are derived mainly from ad valorem taxes, or for higher education systems, from tuition, dormitory revenues, grants and endowments. Payment on education revenue bonds may be adversely affected by litigation contesting the state constitutionality of financing public education in part from ad valorem taxes. Risks related to college and university obligations include the prospect of a declining percentage of the population consisting of “college” age individuals, possible inability to raise tuitions and fees sufficiently to cover increased operating costs, the uncertainty of continued receipt of Federal grants and state funding and new government legislation or regulations which may adversely affect the revenues or costs of such issuers.

Industrial Revenue Bonds. Industrial revenue bonds are issued by governmental entities to provide financing aid to community facilities such as hospitals, hotels, business or residential complexes, convention halls and sport complexes. The proceeds from the issuance of an industrial revenue bond are directed to a private, for-profit business and the industrial revenue bond is backed by the credit and security of the private, for-profit business. Payment on industrial revenue bonds may be adversely affected by the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives. Industrial issuers may also be affected by factors more specific to their individual industries.

Special Tax Bonds. Special tax bonds are payable from and secured by revenues received by a municipality from a particular tax. Examples of special taxes are a tax on the rental of a hotel room, on the purchase of food and beverages, on the purchase of fuel, on the rental of automobiles or on the consumption of liquor. Special tax bonds are not secured by the general tax revenues of the municipality, and they do not represent general obligations of the municipality. Payment on special tax bonds may be adversely affected by a reduction in revenues realized from the underlying special tax. In addition, if spending on the particular goods or services that are subject to the special tax decrease, the municipality may be under no obligation to increase the rate of the special tax to ensure that sufficient revenues are raised from the shrinking taxable base.

Tax Allocation Revenue Securities. Tax allocation bonds are typically secured by incremental tax revenues collected on property within the areas where redevelopment projects financed by bond proceeds are located. Tax allocation bond payments are expected to be made from projected increases in tax revenues derived from higher assessed values of property resulting from development in the particular project area and not from an increase in tax rates. Payment on tax allocation bonds may be adversely affected by variations in taxable values of property in a project area, successful appeals by property owners of assessed valuations, substantial delinquencies in the payment of property taxes, or imposition of any constitutional or legislative property tax rate decrease.

Transportation Facility Revenue Bonds. Transportation facility revenue bonds are obligations which are payable from and secured by revenues derived from the ownership and operation of facilities such as airports, bridges, turnpikes, port authorities, convention centers and arenas. Payment on bonds related to airports and other facilities is dependent on fees received from signatory airlines use agreements (which consist of annual payments for leases, occupancy of certain terminal space and service fees), user fees from ports, tolls on turnpikes and bridges and rents from buildings. The revenue earned from these fees may be reduced by increased cost of maintenance, decreased use of a facility, lower cost of alternative modes of transportation, scarcity of fuel and reduction or loss of rents.

Summary disclosure: First Eagle High Yield Municipal Completion Fund; First Eagle Core Municipal ETF.

Municipal Issuer Focus Risk — The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had invested across issuers that did not have similar characteristics.

General Obligation and Revenue Bonds — General obligation bonds are general obligations of a governmental entity that are secured by the entity’s pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds, on the other hand, are not supported by an issuer’s power to levy taxes and are payable only from the revenues derived from specific projects, authorities or facilities or, in some cases, from the proceeds of a special excise tax or another specific revenue source.

Education Revenue Bonds — Education revenue bonds are payable from and secured by revenues derived from the operation of schools, colleges and universities and their revenues are derived mainly from ad valorem taxes, or for higher education systems, from tuition, dormitory revenues, grants and endowments. Payment on education revenue bonds may be adversely affected by litigation contesting the state constitutionality of financing public education in part from ad valorem taxes. Risks related to college and university obligations include the prospect of a declining percentage of the population consisting of “college” age individuals, possible inability to raise tuitions and fees sufficiently to cover increased operating costs, the uncertainty of continued receipt of Federal grants and state funding and new government legislation or regulations which may adversely affect the revenues or costs of such issuers.

Industrial Revenue Bonds — Industrial revenue bonds are issued by governmental entities to provide financing aid to community facilities such as hospitals, hotels, business or residential complexes, convention halls and sport complexes. The proceeds from the issuance of an industrial revenue bond are directed to a private, for-profit business and the industrial revenue bond is backed by the credit and security of the private, for-profit business. Payment on industrial revenue bonds may be adversely affected by the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e- commerce initiatives. Industrial issuers may also be affected by factors more specific to their individual industries.

Special Tax Bonds — Special tax bonds are payable from and secured by revenues received by a municipality from a particular tax. Examples of special taxes are a tax on the rental of a hotel room, on the purchase of food and beverages, on the purchase of fuel, on the rental of automobiles or on the consumption of liquor. Special tax bonds are not secured by the general tax revenues of the municipality, and they do not represent general obligations of the municipality. Payment on special tax bonds may be adversely affected by a reduction in revenues realized from the underlying special tax. In addition, if spending on the particular goods or services that are subject to the special tax decrease, the municipality may be under no obligation to increase the rate of the special tax to ensure that sufficient revenues are raised from the shrinking taxable base.

Tax Allocation Revenue Securities — Tax allocation bonds are typically secured by incremental tax revenues collected on property within the areas where redevelopment projects financed by bond proceeds are located. Tax allocation bond payments are expected to be made from projected increases in tax revenues derived from higher assessed values of property resulting from development in the particular project area and not from an increase in tax rates. Payment on tax allocation bonds may be adversely affected by variations in taxable values of property in a project area, successful appeals by property owners of assessed valuations, substantial delinquencies in the payment of property taxes, or imposition of any constitutional or legislative property tax rate decrease.

Transportation Facility Revenue Bonds — Transportation facility revenue bonds are obligations which are payable from and secured by revenues derived from the ownership and operation of facilities such as airports, bridges, turnpikes, port authorities, convention centers and arenas. Payment on bonds related to airports and other facilities is dependent on fees received from signatory airlines use agreements (which consist of annual payments for leases, occupancy of certain terminal space and service fees), user fees from ports, tolls on turnpikes and bridges and rents from buildings. The revenue earned from these fees may be reduced by increased cost of maintenance, decreased use of a facility, lower cost of alternative modes of transportation, scarcity of fuel and reduction or loss of rents.

Additional information: First Eagle ETFs.

Municipal Issuer Focus Risk — The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been invested across issuers that did not have similar characteristics. From time to time, the Fund’s investments may include securities that alone or together with securities held by other funds or accounts managed by the Adviser, represents a major portion or all of an issue of municipal securities. Because there may be relatively few potential purchasers for such investments and, in some cases, there may be contractual restrictions on resales, the Fund may find it more difficult to sell such securities at a desirable time or price.

General Obligation and Revenue Bonds — General obligation bonds are general obligations of a governmental entity that are secured by the entity’s pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds, on the other hand, are not supported by an issuer’s power to levy taxes and are payable only from the revenues derived from specific projects, authorities or facilities or, in some cases, from the proceeds of a special excise tax or another specific revenue source.

Education Revenue Bonds — Education revenue bonds are payable from and secured by revenues derived from the operation of schools, colleges and universities and their revenues are derived mainly from ad valorem taxes, or for higher education systems, from tuition, dormitory revenues, grants and endowments. Payment on education revenue bonds may be adversely affected by litigation contesting the state constitutionality of financing public education in part from ad valorem taxes. Risks related to college and university obligations include the prospect of a declining percentage of the population consisting of “college” age individuals, possible inability to raise tuitions and fees sufficiently to cover increased operating costs, the uncertainty of continued receipt of Federal grants and state funding and new government legislation or regulations which may adversely affect the revenues or costs of such issuers.

Industrial Revenue Bonds — Industrial revenue bonds are issued by governmental entities to provide financing aid to community facilities such as hospitals, hotels, business or residential complexes, convention halls and sport complexes. The proceeds from the issuance of an industrial revenue bond are directed to a private, for-profit business and the industrial revenue bond is backed by the credit and security of the private, for-profit business. Payment on industrial revenue bonds may be adversely affected by the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e- commerce initiatives. Industrial issuers may also be affected by factors more specific to their individual industries.

Special Tax Bonds — Special tax bonds are payable from and secured by revenues received by a municipality from a particular tax. Examples of special taxes are a tax on the rental of a hotel room, on the purchase of food and beverages, on the purchase of fuel, on the rental of automobiles or on the consumption of liquor. Special tax bonds are not secured by the general tax revenues of the municipality, and they do not represent general obligations of the municipality. Payment on special tax bonds may be adversely affected by a reduction in revenues realized from the underlying special tax. In addition, if spending on the particular goods or services that are subject to the special tax decrease, the municipality may be under no obligation to increase the rate of the special tax to ensure that sufficient revenues are raised from the shrinking taxable base.

Tax Allocation Revenue Securities — Tax allocation bonds are typically secured by incremental tax revenues collected on property within the areas where redevelopment projects financed by bond proceeds are located. Tax allocation bond payments are expected to be made from projected increases in tax revenues derived from higher assessed values of property resulting from development in the particular project area and not from an increase in tax rates. Payment on tax allocation bonds may be adversely affected by variations in taxable values of property in a project area, successful appeals by property owners of assessed valuations, substantial delinquencies in the payment of property taxes, or imposition of any constitutional or legislative property tax rate decrease.

Transportation Facility Revenue Bonds — Transportation facility revenue bonds are obligations which are payable from and secured by revenues derived from the ownership and operation of facilities such as airports, bridges, turnpikes, port authorities, convention centers and arenas. Payment on bonds related to airports and other facilities is dependent on fees received from signatory airlines use agreements (which consist of annual payments for leases, occupancy of certain terminal space and service fees), user fees from ports, tolls on turnpikes and bridges and rents from buildings. The revenue earned from these fees may be reduced by increased cost of maintenance, decreased use of a facility, lower cost of alternative modes of transportation, scarcity of fuel and reduction or loss of rents.

Additional information: First Eagle mutual funds. Additional information: First Eagle High Yield Municipal Completion Fund.

Municipal Issuer Focus Risk. The municipal issuers in which a Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make a Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making a Fund more susceptible to experience a drop in its share price than if the Fund had been invested across issuers that did not have similar characteristics. From time to time, a Fund’s investments may include securities that alone or together with securities held by other funds or accounts managed by the Adviser, represents a major portion or all of an issue of municipal securities. Because there may be relatively few potential purchasers for such investments and, in some cases, there may be contractual restrictions on resales, a Fund may find it more difficult to sell such securities at a desirable time or price.

General Obligation and Revenue Bonds. General obligation bonds are general obligations of a governmental entity that are secured by the entity’s pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds, on the other hand, are not supported by an issuer’s power to levy taxes and are payable only from the revenues derived from specific projects, authorities or facilities or, in some cases, from the proceeds of a special excise tax or another specific revenue source.

Education Revenue Bonds. Education revenue bonds are payable from and secured by revenues derived from the operation of schools, colleges and universities and their revenues are derived mainly from ad valorem taxes, or for higher education systems, from tuition, dormitory revenues, grants and endowments. Payment on education revenue bonds may be adversely affected by litigation contesting the state constitutionality of financing public education in part from ad valorem taxes. Risks related to college and university obligations include the prospect of a declining percentage of the population consisting of “college” age individuals, possible inability to raise tuitions and fees sufficiently to cover increased operating costs, the uncertainty of continued receipt of Federal grants and state funding and new government legislation or regulations which may adversely affect the revenues or costs of such issuers.

Industrial Revenue Bonds. Industrial revenue bonds are issued by governmental entities to provide financing aid to community facilities such as hospitals, hotels, business or residential complexes, convention halls and sport complexes. The proceeds from the issuance of an industrial revenue bond are directed to a private, for-profit business and the industrial revenue bond is backed by the credit and security of the private, for-profit business. Payment on industrial revenue bonds may be adversely affected by the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives. Industrial issuers may also be affected by factors more specific to their individual industries.

Special Tax Bonds. Special tax bonds are payable from and secured by revenues received by a municipality from a particular tax. Examples of special taxes are a tax on the rental of a hotel room, on the purchase of food and beverages, on the purchase of fuel, on the rental of automobiles or on the consumption of liquor. Special tax bonds are not secured by the general tax revenues of the municipality, and they do not represent general obligations of the municipality. Payment on special tax bonds may be adversely affected by a reduction in revenues realized from the underlying special tax. In addition, if spending on the particular goods or services that are subject to the special tax decrease, the municipality may be under no obligation to increase the rate of the special tax to ensure that sufficient revenues are raised from the shrinking taxable base.

Tax Allocation Revenue Securities. Tax allocation bonds are typically secured by incremental tax revenues collected on property within the areas where redevelopment projects financed by bond proceeds are located. Tax allocation bond payments are expected to be made from projected increases in tax revenues derived from higher assessed values of property resulting from development in the particular project area and not from an increase in tax rates. Payment on tax allocation bonds may be adversely affected by variations in taxable values of property in a project area, successful appeals by property owners of assessed valuations, substantial delinquencies in the payment of property taxes, or imposition of any constitutional or legislative property tax rate decrease.

Transportation Facility Revenue Bonds. Transportation facility revenue bonds are obligations which are payable from and secured by revenues derived from the ownership and operation of facilities such as airports, bridges, turnpikes, port authorities, convention centers and arenas. Payment on bonds related to airports and other facilities is dependent on fees received from signatory airlines use agreements (which consist of annual payments for leases, occupancy of certain terminal space and service fees), user fees from ports, tolls on turnpikes and bridges and rents from buildings. The revenue earned from these fees may be reduced by increased cost of maintenance, decreased use of a facility, lower cost of alternative modes of transportation, scarcity of fuel and reduction or loss of rents.

Municipal Lease Obligation Risk

Summary disclosure: First Eagle Core Plus Municipal Fund; First Eagle High Yield Municipal Fund; First Eagle Short Duration High Yield Municipal Fund.

Municipal Lease Obligation Risk. In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Summary disclosure: First Eagle High Yield Municipal Completion Fund; First Eagle Core Municipal ETF.

Municipal Lease Obligation Risk — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Additional information: First Eagle ETFs.

Municipal Lease Obligation Risk — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Additional information: First Eagle mutual funds. Additional information: First Eagle High Yield Municipal Completion Fund.

Municipal Lease Obligation Risk. In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover a Fund’s loss.

Natural Resources Risk

Summary disclosure: First Eagle Global Real Assets Fund.

Natural Resources Risk. The Fund may invest in securities of companies that focus on natural resources. The securities of these companies may be negatively affected by a variety of factors, including but not limited to, natural disasters in natural resource areas, commodity price volatility, government regulations, conservation efforts and other global political and economic developments.

Additional information: First Eagle mutual funds.

Natural Resources Risk. A Fund may invest in securities of companies that focus on natural resources. The securities of these companies may be negatively affected by a variety of factors, including but not limited to, natural disasters in natural resource areas, commodity price volatility, taxes and other government regulations, conservation efforts and other global political and economic developments. In addition, interest rates and general economic conditions may affect demand for natural resources. By way of example, man-made disasters and the liability for environmental disasters can have significant negative impact on the price of a company investing in natural resources. Additionally, other events occurring in nature (such as earthquakes or wildfires) and political events (such as coups or acts of terrorism) can affect overall supply of natural resources and the valuation of companies involved in natural resources space. Prices of precious metals have historically been volatile due to environmental, social and political factors. All of these factors may affect the Fund more acutely than if the Fund did not invest in companies investing in natural resources.

The rate of growth of companies involved in the natural resources sector may be irregular, as these companies are strongly affected by natural disasters, global economic cycles and international developments. By way of example, stock prices of energy companies can fall dramatically when oil prices fluctuate and stock prices of mining companies may be negatively affected by resource availability and governmental regulations.

New Fund Risk

Summary disclosure: First Eagle Core Plus Municipal Fund.

New Fund Risk. The Fund may not be successful in implementing its investment strategy, and its investment strategy may not be successful under all future market conditions, either of which could result in the Fund being liquidated at some future time without shareholder approval and/or at a time that may not be favorable for certain shareholders. New funds may not attract sufficient assets to achieve investment, trading or other efficiencies. In addition, the Fund may be subject to a “ramp-up” period, during which it may not be fully invested or able to meet its investment objective or principal investment strategies.

Summary disclosure: First Eagle High Yield Municipal Completion Fund; First Eagle Core Municipal ETF.

New Fund Risk — The Fund may not be successful in implementing its investment strategy, and its investment strategy may not be successful under all future market conditions, either of which could result in the Fund being liquidated at some future time without shareholder approval and/or at a time that may not be favorable for certain shareholders. New funds may not attract sufficient assets to achieve investment, trading or other efficiencies. In addition, the Fund may be subject to a “ramp-up” period, during which it may not be fully invested or able to meet its investment objective or principal investment strategies.

Summary disclosure: First Eagle Mid Cap Equity ETF; First Eagle Small Cap Equity ETF; First Eagle US Equity ETF.

New Fund Risk — The Fund is a newly organized, management investment company with a limited operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Trustees of First Eagle ETF Trust may determine to liquidate the Fund.

Additional information: First Eagle ETFs.

New Fund Risk — Each Fund is a newly organized, management investment company with a limited operating history. There can be no assurance that a Fund will grow to, or maintain, an economically viable size, in which case the Board may determine to liquidate the Fund. Liquidation can be initiated without shareholder approval by the Board if it determines it is in the best interest of shareholders. As a result, the timing of any liquidation may not be favorable to certain individual shareholders.

Additional information: First Eagle mutual funds. Additional information: First Eagle High Yield Municipal Completion Fund.

New Fund Risk. A Fund may not be successful in implementing its investment strategy, and its investment strategy may not be successful under all future market conditions, either of which could result in the Fund being liquidated at some future time without shareholder approval and/or at a time that may not be favorable for certain shareholders. New funds may not attract sufficient assets to achieve investment, trading or other efficiencies.

Non-Diversification Risk

Summary disclosure: First Eagle US Equity ETF.

Non-Diversification Risk — The Fund is a non-diversified ETF, and as a result, an investment in the Fund may expose your money to greater risks than if you invest in a diversified fund. The Fund will invest in a limited number of companies, therefore gains or losses in a particular security may have a greater impact on their share price.

Additional information: First Eagle ETFs.

Non-Diversification Risk — The First Eagle US Equity ETF is a non-diversified ETF, and as a result, an investment in the Fund may expose your money to greater risks than if you invest in a diversified fund. The Fund may invest in a limited number of companies, and therefore gains or losses in a particular security may have a greater impact on its share price.

Non-U.S. and Emerging Markets Risk

Summary disclosure: Diamond Hill Core Bond Fund.

Non-U.S. and Emerging Markets Risk. The Fund may invest in non-U.S. securities and U.S. securities of companies domiciled in non-U.S. countries. As a result, the Fund may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These companies may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible non-U.S. controls on investments, and less stringent investor protection and disclosure standards. Trade tensions and sanctions on individuals and companies can contribute to market volatility, which may affect the fund’s performance. These risks are magnified in emerging markets as events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. The market for the securities of issuers in emerging markets is typically small and low, and nonexistent trading volumes in those securities may result in a lack of liquidity and price volatility.

Summary disclosure: Diamond Hill Core Plus Bond Fund.

Non-U.S. and Emerging Markets Risk. The Fund may invest in non-U.S. securities and U.S. securities of companies domiciled in non-U.S. countries. As a result, the Fund may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These companies may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible non-U.S. controls on investments, and less stringent investor protection and disclosure standards. Trade tensions and sanctions on individuals and companies can contribute to market volatility, which may affect the fund’s performance. These risks are magnified in emerging markets as events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. The market for the securities of issuers in emerging markets is typically small and low, and nonexistent trading volumes in those securities may result in a lack of liquidity and price volatility.

Summary disclosure: Diamond Hill Short Duration Income Fund.

Non-U.S. and Emerging Markets Risk. The Fund may invest in non-U.S. securities and U.S. securities of companies domiciled in non-U.S. countries. As a result, the Fund may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These companies may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible non-U.S. controls on investments, and less stringent investor protection and disclosure standards. Trade tensions and sanctions on individuals and companies can contribute to market volatility, which may affect the Fund’s performance. These risks are magnified in emerging markets as events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. The market for the securities of issuers in emerging markets is typically small and low, and nonexistent trading volumes in those securities may result in a lack of liquidity and price volatility..

Additional information: Diamond Hill mutual funds.

Non-U.S. and Emerging Markets Risk. Investing in non-U.S. securities (including depository receipts) involves special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater market volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible non-U.S. controls on investments, and less stringent investor protection and disclosure standards of non-U.S. markets. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies representing a small number of industries. If non-U.S. securities are denominated and traded in a non-U.S. currency, the value of a Fund’s non-U.S. holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. Trade tensions and sanctions on individuals and companies can contribute to market volatility, which may affect the Funds. This may adversely impact Fund performance. The risks associated with non-U.S. securities are magnified in countries in

“emerging markets” compared to more mature markets. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. Emerging market economies may be based on only a few industries. As a result, security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging markets may face greater social, economic, regulatory and political uncertainties. Emerging market countries may have different regulatory, accounting, auditing and financial reporting and record keeping standards and may have material limitations on PCAOB inspections, investigations, and enforcement. Therefore, the availability and reliability of information, particularly financial information material to an investment decision in emerging market companies, may be limited in scope and reliability as compared to information provided by U.S. companies. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries and you may sustain sudden and sometimes substantial fluctuations in the value of your investments. A Fund’s investments in non-U.S. and emerging market securities may also be subject to non-U.S. withholding and/or other taxes, which would decrease the Fund’s yield on those securities.

Options Risk

Summary disclosure: First Eagle Core Plus Municipal Fund; First Eagle Global Balanced Fund; First Eagle High Yield Municipal Fund; First Eagle Rising Dividend Fund; First Eagle Short Duration High Yield Municipal Fund.

Options Risk. The Fund may engage in various options transactions in which the Fund typically seeks to limit investment risk by purchasing the right to buy or sell, or by selling the obligation to buy or sell, a security at a set price in the future. The Fund pays a premium when buying options and receives a premium when selling options. When trading options, the Fund may incur losses or forego otherwise realizable gains if market prices do not move as expected.

Summary disclosure: First Eagle Global Real Assets Fund.

Options Risk. The Fund may engage in various options transactions in which the Fund may seek to gain exposure to an underlying investment or limit risk by purchasing the right to buy or sell, or by selling the obligation to buy or sell, a security at a set price in the future. The Fund pays a premium when buying options and receives a premium when selling options. When trading options, the Fund may incur losses or forego otherwise realizable gains if market prices do not move as expected.

Summary disclosure: First Eagle High Yield Municipal Completion Fund.

Options Risk — The Fund may engage in various options transactions in which the Fund typically seeks to limit investment risk by purchasing the right to buy or sell, or by selling the obligation to buy or sell, a security at a set price in the future. The Fund pays a premium when buying options and receives a premium when selling options. When trading options, the Fund may incur losses or forego otherwise realizable gains if market prices do not move as expected.

Additional information: First Eagle mutual funds. Additional information: First Eagle High Yield Municipal Completion Fund.

Options Risk. When trading options, a Fund may incur losses or forego otherwise realizable gains if market prices do not move as expected. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash an amount based on an underlying asset, rate, or index) at a specified price (the “exercise price”) during a period of time or on a specified date.

Investments in options are considered speculative. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the implied volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events.

When a Fund purchases an option, it may lose the total premium paid for it if the price of the underlying security or other assets decreased, remained the same or failed to increase to a level at or beyond the exercise price (in the case of a call option) or increased, remained the same or failed to decrease to a level at or below the exercise price (in the case of a put option). If a call or put option purchased by a Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund.

By writing put options, a Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire exercise price of each option it sells but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When a Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at an exercise price that may be higher than the market price of the instrument. If there is a broad market decline and a Fund is not able to close out its written put options, it may result in substantial losses to the Fund. By writing a call option, a Fund may be obligated to deliver instruments underlying an option at less than the market price. In the case of an uncovered call option, there is a risk of unlimited loss. When an uncovered call is exercised, a Fund must purchase the underlying instrument to meet its call obligations and the necessary instruments may be unavailable for purchase. A Fund will receive a premium from writing options, but the premium received may not be sufficient to offset any losses sustained from exercised options.

By writing call and put options on underlying instruments, the returns of the options writing strategy will be determined by the performance of the underlying instrument.

If the underlying instrument appreciates or depreciates sufficiently over the period to offset the net premium received by a Fund, the Fund may incur losses. Increases in implied volatility of options may cause the value of an option to increase, even if the value of the underlying instrument does not change, which could result in a reduction in a Fund’s net asset value. In unusual market circumstances where implied volatility sharply increases or decreases causing options spreads to be significantly correlated to the underlying instrument, a Fund’s option writing strategy may not perform as anticipated. Prior to the exercise or expiration of the option, a Fund is exposed to implied volatility risk, meaning the value, as based on implied volatility, of an option may increase due to market and economic conditions or views based on the sector or industry in which issuers of the underlying instrument participate, including issuer-specific factors.

Other Investment Company Risk

Summary disclosure: First Eagle High Yield Municipal Completion Fund.

Other Investment Company Risk — To the extent the Fund invests in other investment companies, including money market funds and exchange-traded funds (“ETFs”), its performance will be affected by the performance of those other investment companies. Investments in other investment companies are subject to the risks of the other investment companies’ investments. In addition, the Fund will pay a proportional share of the fees and expenses of the other investment companies in addition to its own fees and expenses and, as a result, shareholders will be subject to two layers of fees and expenses.

Summary disclosure: First Eagle Mid Cap Equity ETF; First Eagle US Equity ETF.

Other Investment Company Risk — To the extent the Fund invests in other investment companies, including money market funds and ETFs, its performance will be affected by the performance of those other investment companies. Investments in other investment companies are subject to the risks of the other investment companies’ investments, as well as to the other investment companies’ expenses. As a result, shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests, and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. An ETF may trade in the secondary market at a price below the value of its underlying portfolio and may not be liquid. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objectives. A passively managed ETF may not replicate the performance of the index it intends to track.

Summary disclosure: First Eagle Small Cap Opportunity Fund; First Eagle U.S. Smid Cap Opportunity Fund.

Other Investment Company Risk. To the extent the Fund invests in other investment companies, including money market funds and exchange-traded funds (“ETFs”), its performance will be affected by the performance of those other investment companies. Investments in other investment companies are subject to the risks of the other investment companies’ investments. In addition, the Fund will pay a proportional share of the fees and expenses of the other investment companies in addition to its own fees and expenses and, as a result, shareholders will be subject to two layers of fees and expenses.

Additional information: First Eagle ETFs.

Other Investment Company Risk — To the extent a Fund invests in other investment companies, including money market funds and ETFs, its performance will be affected by the performance of those other investment companies. Investments in other investment companies are subject to the risks of the other investment companies’ investments, as well as to the other investment companies’ expenses. As a result, shareholders of a Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests, and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. An ETF may trade in the secondary market at a price below the value of its underlying portfolio and may not be liquid. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objectives. A passively managed ETF may not replicate the performance of the index it intends to track.

Additional information: First Eagle mutual funds. Additional information: First Eagle High Yield Municipal Completion Fund.

Other Investment Company Risk. To the extent a Fund invests in other investment companies, including money market funds and exchange-traded funds (“ETFs”), its performance will be affected by the performance of those other investment companies.

Investments in other investment companies are subject to the risks of the other investment companies’ investments. In addition, the Fund will pay a proportional share of the fees and expenses of the other investment companies in addition to its own fees and expenses and, as a result, shareholders will be subject to two layers of fees and expenses.

An ETF may trade in the secondary market at a price below the value of its underlying portfolio and may not be liquid. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objectives. A passively managed ETF may not replicate the performance of the index it intends to track.

Preferred Stock Risk

Summary disclosure: First Eagle Rising Dividend Fund; First Eagle Small Cap Opportunity Fund; First Eagle U.S. Smid Cap Opportunity Fund.

Preferred Stock Risk. The Fund may invest in preferred stock. Unlike common stock, preferred stock generally pays a fixed dividend from a company’s earnings and may have a preference over common stock on the distribution of a company’s assets in the event of bankruptcy or liquidation. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline.

Additional information: First Eagle mutual funds.

Preferred Stock Risk. Unlike common stock, preferred stock generally pays a fixed dividend from a company’s earnings and may have a preference over common stock on the distribution of a company’s assets in the event of bankruptcy or liquidation.

Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Preferred stock usually does not require the issuer to pay dividends and may permit the issuer to defer dividend payments. Deferred dividend payments could have adverse tax consequences for a Fund and may cause the preferred stock to lose substantial value.

Prepayment and Call Risk

Summary disclosure: Diamond Hill Core Bond Fund; Diamond Hill Core Plus Bond Fund; Diamond Hill Short Duration Income Fund.

Prepayment and Call Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Additional information: Diamond Hill mutual funds.

Prepayment and Call Risk. The issuer of certain securities, such as mortgage-backed and asset-backed securities, may repay principal in advance, especially when interest rates fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, a Fund may have to reinvest in securities with a lower yield. A Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Furthermore, some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets, and are also subject to the risk of default described under “Credit Risk.”

Prepayment Risk

Summary disclosure: First Eagle Global Balanced Fund.

Prepayment Risk. Certain instruments, especially mortgage-backed securities, for example, are susceptible to the risk of prepayment by borrowers. During a period of declining interest rates, homeowners may refinance their high-rate mortgages and prepay the principal. Cash from these prepayments flows through to prepay the mortgage-backed securities, necessitating reinvestment in other assets, which may lower returns. Asset-backed securities, which are subject to risks similar to those of mortgage-backed securities, are also structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements. The market for mortgage- backed and asset-backed instruments may be volatile and limited, which may make them difficult to buy or sell.

Summary disclosure: First Eagle Rising Dividend Fund.

Prepayment Risk. Certain instruments are susceptible to the risk of prepayment by borrowers. During a period of declining interest rates, borrowers may refinance high-rate debt and prepay the principal. Cash from these prepayments flows through to prepay securities, necessitating reinvestment in other assets, which may lower returns.

Additional information: First Eagle mutual funds.

Prepayment Risk. Certain instruments, especially mortgage-backed securities, for example, are susceptible to the risk of prepayment by borrowers. During a period of declining interest rates, homeowners may refinance their high rate mortgages and prepay the principal. Cash from these prepayments flows through to prepay the mortgage-backed securities, necessitating reinvestment in other assets, which may lower returns. Asset-backed securities, which are subject to risks similar to those of mortgage-backed securities, are also structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements. The market for mortgage- backed and asset-backed instruments may be volatile and limited, which may make them difficult to buy or sell.

Real Assets Companies Risk

Summary disclosure: First Eagle Global Real Assets Fund.

Real Assets Companies Risk. The Fund will invest in companies operating in various industries related to real assets. To the extent there is a downturn in one or more of these industries, there would be a larger impact on the Fund than if the Fund’s portfolio were more broadly diversified. Factors that may affect these industries include, but are not limited to, government regulation or deregulation, energy conservation and supply/demand, raw material prices, commodities regulation, cost of transport, cost of labor, interest rates, and broad economic developments such as growth or contraction in different markets, currency valuation changes and central bank movements.

Additional information: First Eagle mutual funds.

Real Assets Companies Risk. The Real Assets Fund will invest in companies operating in various industries related to real assets. To the extent there is a downturn in one or more of these industries, there would be a larger impact on the Fund than if the Fund’s portfolio were more broadly diversified. Factors that may affect these industries include, but are not limited to, government regulation or deregulation, energy conservation and supply/demand, raw material prices, commodities regulation, cost of transport, cost of labor, interest rates, and broad economic developments such as growth or contraction in different markets, currency valuation changes and central bank movements.

Real Estate Industry Risk

Summary disclosure: First Eagle Global Real Assets Fund.

Real Estate Industry Risk. The Fund may invest in securities of companies that focus on real estate related activities. Real estate investment trusts (“REITs”) are an example, as are developers and construction businesses, real estate finance companies, real estate brokerages and other related businesses, such as home improvement and home furnishings retailers. Real estate and its related businesses are highly dependent on market conditions, including interest rates. Other real estate industry risks include competition, property obsolescence and casualty risks (such as fire, flood and the like). REITs are subject special risks including the quality and skill of REIT management and the internal expenses of the REIT. Many types of businesses, including hotels, hospitals, agriculture and forestry, are significant owners and operators of real estate and can be directly or indirectly exposed to similar risks in addition to their own more sector-specific risks. Real estate income and values may be negatively affected by general and local economic developments such as extended vacancies of properties, as well as demographic trends, such as population movement or changing tastes and values. Real estate income and values also may be negatively affected by condemnations, tax law changes, zoning law changes, regulatory limits on rent, environmental regulations and the availability of mortgage financing and changes in interest rates.

Summary disclosure: First Eagle Rising Dividend Fund.

Real Estate Industry Risk. The Fund may invest in real estate investment trusts (“REITs”), which are subject to risks affecting the real estate industry generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate), as well as risks specifically affecting REITs (the quality and skill of REIT management and the internal expenses of the REIT).

Additional information: First Eagle mutual funds.

Real Estate Industry Risk. A Fund may invest in real estate investment trusts (“REITs”), which are subject to risks affecting the real estate industry. REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and/or to maintain exemptions from the 1940 Act. A Fund’s investments in REITs present certain further risks that are unique and in addition to the risks associated with investing in the real estate industry in general. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings of securities and may be more volatile than other securities. REIT issuers may also fail to maintain their exemptions from investment company registration or fail to qualify for the “dividends paid deduction” under the Internal Revenue Code, which allows REITs to reduce their corporate taxable income for dividends paid to their shareholders. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future.

Real Estate Risk

Summary disclosure: Diamond Hill Core Plus Bond Fund. Additional information: Diamond Hill mutual funds.

Real Estate Risk. Real estate related investments may decline in value as a result of factors affecting the real estate industry, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local and regional market conditions.

Reference Rate Transition Risk

Summary disclosure: First Eagle Core Plus Municipal Fund; First Eagle Global Balanced Fund; First Eagle High Yield Municipal Fund; First Eagle Short Duration High Yield Municipal Fund.

Reference Rate Transition Risk. The Fund may be exposed to financial instruments that transitioned from, or continue to be tied to, the London Interbank Offered Rate (“LIBOR”) or that reference alternative rates that replaced LIBOR. The effect of the transition away from LIBOR and the adoption of replacement rates, such as the Secured Overnight Financing Rate (“SOFR”) and other risk-free rates, may affect the value, liquidity or return of certain investments. The Fund may also be exposed to financial instruments linked to other reference rates that may be subject to reform, replacement or discontinuation in the future.

Summary disclosure: First Eagle High Yield Municipal Completion Fund.

Reference Rate Transition Risk — The Fund may be exposed to financial instruments that transitioned from, or continue to be tied to, the London Interbank Offered Rate (“LIBOR”) or that reference alternative rates that replaced LIBOR. The effect of the transition away from LIBOR and the adoption of replacement rates, such as the Secured Overnight Financing Rate (“SOFR”) and other risk-free rates, may affect the value, liquidity or return of certain investments. The Fund may also be exposed to financial instruments linked to other reference rates that may be subject to reform, replacement or discontinuation in the future.

Additional information: First Eagle mutual funds. Additional information: First Eagle High Yield Municipal Completion Fund.

Reference Rate Transition Risk. The London Interbank Offered Rate, or “LIBOR,” which had historically been a principal floating rate benchmark in the financial markets, has been discontinued. Its discontinuation has affected financial markets generally and may affect a Fund’s operations, finances and investments to the extent the Fund holds instruments that transitioned from LIBOR to alternative reference rates. The UK Financial Conduct Authority, the regulator of the LIBOR administrator, has ceased publication of LIBOR tenors.

As an alternative to LIBOR, market participants have generally adopted the Secured Overnight Financing Rate (“SOFR”) as a replacement for U.S. dollar LIBOR, and other risk-free rates have been adopted in global markets. These alternative reference rates differ from LIBOR in important respects, including their calculation methodologies and market conventions, and may perform differently in certain market conditions.

Uncertainty regarding the development, adoption, market acceptance or future reform of alternative reference rates, as well as the potential discontinuation or modification of other reference rates, may adversely affect the value, liquidity or return of reference rate-based instruments. The ultimate impact of these changes on the Fund, issuers of instruments in which the Fund invests, and financial markets generally remains uncertain.

Repurchase Agreements Risk

Summary disclosure: First Eagle Rising Dividend Fund.

Repurchase Agreements Risk. The Fund may enter into certain types of repurchase agreements, primarily as a cash management strategy. If the seller fails to repurchase the security and the market value declines, the Fund may lose money.

Additional information: First Eagle mutual funds.

Repurchase Agreements Risk. A Fund may enter into certain types of repurchase agreements, primarily as a cash management strategy. In entering into a repurchase agreement transaction, the Fund purchases securities or other obligations from a bank or securities dealer and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. A Fund will enter into repurchase agreements only with counterparties that the Adviser believes present acceptable credit risks. If the market value of the underlying obligations of a repurchase agreement declines, the counterparty must provide additional collateral so that at all times the value of the collateral is greater than the repurchase price of the underlying obligations. Should a counterparty become insolvent or otherwise default, there could be a delay before the Fund is able to liquidate the collateral, which would subject the collateral and the Fund to market risk during that period. These events could also trigger adverse tax consequences for the Fund.

Restricted and Illiquid Investment Risk

Summary disclosure: First Eagle High Yield Municipal Completion Fund.

Restricted and Illiquid Investment Risk — Holding illiquid securities restricts or otherwise limits the ability for the Fund to freely dispose of its investments for specific periods of time. The Fund might not be able to sell illiquid securities at its desired price or time. Changes in the markets or in regulations governing the trading of illiquid instruments can cause rapid changes in the price or ability to sell an illiquid security. The market for lower-quality debt instruments, including junk bonds, is generally less liquid than the market for higher-quality debt instruments. In addition, brokers and dealers have decreased their inventories of municipal bonds in recent years. This could limit the Adviser’s ability to buy or sell municipal bonds and increase price volatility and trading costs, particularly during periods of economic or market stress. In addition, recent federal banking regulations may cause certain dealers to reduce their inventories of municipal bonds, which may further decrease the Adviser’s ability to buy or sell bonds. As a result, the Adviser may be forced to accept a lower price to sell a security, to sell other securities to raise cash, or to give up an investment opportunity, any of which could have a negative effect on performance.

Additional information: First Eagle High Yield Municipal Completion Fund.

Restricted and Illiquid Investment Risk. Holding illiquid securities restricts or otherwise limits the ability for a Fund to freely dispose of its investments for specific periods of time. A Fund might not be able to sell illiquid securities at its desired price or time. Changes in the markets or in regulations governing the trading of illiquid instruments can cause rapid changes in the price or ability to sell an illiquid security. The market for lower-quality debt instruments, including high yield or “junk” bonds and leveraged loans, is generally less liquid than the market for higher-quality debt instruments. In addition, brokers and dealers have decreased their inventories of municipal bonds in recent years. This could limit the Adviser’s ability to buy or sell municipal bonds and increase price volatility and trading costs, particularly during periods of economic or market stress. In addition, recent federal banking regulations may cause certain dealers to reduce their inventories of municipal bonds, which may further decrease the Adviser’s ability to buy or sell bonds. As a result, the Adviser may be forced to accept a lower price to sell a security, to sell other securities to raise cash, or to give up an investment opportunity, any of which could have a negative effect on performance.

Sector Emphasis Risk

Summary disclosure: Diamond Hill Large Cap Concentrated ETF.

Sector Emphasis Risk. The Fund, from time to time, may invest 25% or more of its assets in one or more sectors, subjecting the Fund to sector emphasis risk. The Fund is subject to a greater risk of loss due to adverse economic, business, or other developments affecting a specific sector in which the Fund has a focused position, than if its investments were diversified across a greater number of industry sectors. Some sectors possess particular risks that may not affect other sectors.

Summary disclosure: Diamond Hill Select Fund.

Sector Emphasis Risk. The Fund, from time to time, may invest 25% or more of its assets in one or more sectors, subjecting the Fund to sector emphasis risk. This risk is that the Fund is subject to a greater risk of loss due to adverse economic, business or other developments affecting a specific sector in which the Fund has a focused position, than if its investments were diversified across a greater number of industry sectors. Some sectors possess particular risks that may not affect other sectors.

Additional information: Diamond Hill Large Cap Concentrated ETF.

Sector Emphasis Risk. The Fund, from time to time, may invest 25% or more of its assets in one or more sectors, subjecting the Fund to sector emphasis risk. This risk is that the Fund is subject to a greater risk of loss as a result of adverse economic, business or other developments affecting a specific sector in which the Fund has a focused position, than if its investments were diversified across a greater number of financial sectors. Some sectors possess particular risks that may not affect other sectors.

Additional information: Diamond Hill mutual funds.

Sector Emphasis Risk. Each Fund, from time to time, may invest 25% or more of its assets in one or more sectors, subjecting the Fund to sector emphasis risk. This is the risk that a Fund is subject to a greater risk of loss as a result of adverse economic, business or other developments affecting a specific sector in which the Fund has a focused position, than if its investments were diversified across a greater number of industry sectors. Some sectors possess particular risks that may not affect other sectors.

Secured Overnight Financing Rate (“SOFR”) Risk

Summary disclosure: First Eagle Core Municipal ETF.

Secured Overnight Financing Rate (“SOFR”) Risk — SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from the London Inter-Bank Offered Rate (“LIBOR”), so there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR.

Additional information: First Eagle ETFs.

Secured Overnight Financing Rate (“SOFR”) Risk — The London Interbank Offered Rate (“LIBOR”) generally ceased to be published on June 30, 2023, and the market has largely transitioned to SOFR-based rates, in some cases as adjusted by an applicable spread adjustment. Although SOFR has become the predominant reference rate for many U.S. dollar floating-rate instruments, SOFR-based rates (including any applicable spread adjustment) may not be, and may not prove to be, the economic equivalent of LIBOR and may perform differently than LIBOR would have performed. SOFR is an overnight, secured rate and may exhibit different volatility, liquidity and interest rate dynamics than LIBOR, including during periods of market stress. As a result, the pricing, valuation and return characteristics of SOFR-linked instruments held by the Fund may be materially different than it would have been under LIBOR, and such differences may adversely affect the Fund’s profitability.

SOFR also has a more limited operating history than LIBOR. The administrator of SOFR (currently, the Federal Reserve Bank of New York) may make methodological or other changes to SOFR, or may suspend or discontinue the calculation or publication of SOFR. Any such changes, or the adoption of a successor or alternative reference rate, could affect the level of interest payable or receivable on SOFR-linked instruments and could adversely affect the value and marketability of such instruments.

In addition, to the extent the Fund invests in, or is otherwise exposed to, instruments that historically referenced LIBOR or that contain fallback provisions or rate-conversion mechanics, the operation of those provisions could result in a rate that is different from what would otherwise have applied, lead to disputes or administrative burden, or otherwise adversely affect the value, returns or liquidity of such instruments.

Short Sale Risk

Summary disclosure: Diamond Hill Long-Short Fund.

Short Sale Risk. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. The Fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security.

Additional information: Diamond Hill mutual funds.

Short Sale Risk. This is a main risk for the Long-Short Fund. When the Adviser believes that a security is overvalued, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. If the price of the security decreases in value, the Funds may make a profit and, conversely, if the security increases in value, the Funds will incur a loss because they will have to replace the borrowed security by purchasing it at a higher price. There can be no assurance that the Funds will be able to close out the short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is not limited. A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur. This means that the Funds might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short.

Short-sale borrowings are derivatives transactions subject to Rule 18f-4. Compliance with margin or collateral requirements does not eliminate the economic leverage or risk of loss associated with a short sale. Government securities or other liquid securities equal to at least the difference between (i) the current market value of the securities sold short and (ii) any cash or U.S. Government securities required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale). However, depending on arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on the deposits made with the broker or custodian. These deposits do not have the effect of limiting the amount of money a Fund may lose on a short sale — the Fund’s possible losses may exceed the total amount of deposits. The Long-Short Fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 40% of the value of the Long- Short Fund’s net assets. The International Fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 20% of the value of the International Fund’s net assets.

The amount of any gain will be decreased and the amount of any loss increased by any premium or interest a Fund may be required to pay in connection with a short sale. It should be noted that possible losses from short sales differ from those that could arise from a cash investment in a security in that the former may be limitless while the latter can only equal the total amount of a Fund’s investment in the security. For example, if a Fund purchases a $10 security, the most that can be lost is $10. However, if a Fund sells a $10 security short, it may have to purchase the security for return to the lender when the market value is $50, thereby incurring a loss of $40.

As the Adviser adjusts the composition of the portfolio to deal with the risk discussed above, a Fund may have a high portfolio turnover rate. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Fund’s performance. In addition, because of the asset segregation requirement, a Fund may be required to liquidate other portfolio securities that it otherwise might not have sold in order to meet its obligations, such as paying for redemptions of Fund shares.

Small and Medium Capitalization Companies Risk

Summary disclosure: First Eagle US Equity ETF.

Small and Medium Capitalization Companies Risk — The Fund may invest in small and medium-size companies, the securities of which can be more volatile in price than those of larger companies. Positions in smaller companies, especially when the Fund is a large holder of a small company’s securities, also may be more difficult or expensive to trade. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities and the greater sensitivity of smaller companies to changing economic conditions. In addition, smaller companies may lack depth of management, they may be unable to generate funds necessary for growth or development, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. The Fund considers small companies to be companies with market capitalizations of less than $1 billion and medium-size companies to have market capitalizations of less than $10 billion but greater than or equal to $1 billion.

Additional information: First Eagle ETFs.

Small and Medium Capitalization Companies Risk — Each Fund may invest in small and medium-size companies, the securities of which can be more volatile in price than those of larger companies. Positions in smaller companies, especially when a Fund is a large holder of a small company’s securities, also may be more difficult or expensive to trade. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities and the greater sensitivity of smaller companies to changing economic conditions. In addition, smaller companies may lack depth of management, they may be unable to generate funds necessary for growth or development, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. Additionally the price of small and medium-sized companies may decline more in response to selling pressures. First Eagle US Equity ETF considers small companies to be companies with market capitalizations of less than $1 billion and medium-size companies to have market capitalizations of less than $10 billion but greater than or equal to $1 billion. First Eagle Mid Cap Equity ETF defines mid-cap companies as those that have at the time of investment a market capitalization not greater than that of the largest company in the Russell Mid Cap® Index. The Russell Mid Cap® Index is reconstituted annually. (Russell Mid Cap® Index was ranging from approximately $122 million to $84 billion as of December 31, 2025).

Small and Medium-Size Company Risk

Summary disclosure: First Eagle Global Balanced Fund; First Eagle Global Fund; First Eagle Global Real Assets Fund; First Eagle Gold Fund; First Eagle Overseas Fund; First Eagle Rising Dividend Fund; First Eagle U.S. Fund.

Small and Medium-Size Company Risk. The Fund may invest in small and medium-size companies, the securities of which can be more volatile in price than those of larger companies. Positions in smaller companies, especially when the Fund is a large holder of a small company’s securities, also may be more difficult or expensive to trade. The Fund considers small companies to be companies with market capitalizations of less than $1 billion and medium-size companies to have market capitalizations of less than $10 billion.

Summary disclosure: First Eagle U.S. Smid Cap Opportunity Fund.

Small and Medium-Size Company Risk. The Fund will invest in small and medium-size companies, the securities of which can be more volatile in price than those of larger companies. Positions in smaller companies, especially when the Fund is a large holder of a small company’s securities, also may be more difficult or expensive to trade. The Fund considers small and medium- size companies to be companies with market capitalizations that have at the time of investment a market capitalization not greater than that of the largest company in the Russell 2500TM Index.

Additional information: First Eagle mutual funds.

Small and Medium-Size Company Risk. In addition to investments in larger companies, each Fund may (and the Small Cap Opportunity Fund and Smid Cap Fund will) invest in smaller and medium-size companies, which historically have been more volatile in price than larger company securities, especially over the short term. Positions in smaller companies, especially when the Fund is a large holder of a small company’s securities, also may be more difficult or expensive to trade. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities and the greater sensitivity of smaller companies to changing economic conditions. In addition, smaller companies may lack depth of management, they may be unable to generate funds necessary for growth or development, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. Each Fund (except the Small Cap Opportunity Fund and Smid Cap Fund) generally considers small companies to be companies with market capitalizations of less than $1 billion and medium-size companies to have market capitalizations of less than $10 billion. The Small Cap Opportunity Fund considers small companies to be companies that have at the time of investment a market capitalization not greater than that of the largest company in the Russell 2000® Index. The Smid Cap Fund considers small and medium-size companies to be companies that have at the time of investment a market capitalization not greater than that of the largest company in the Russell 2500TM Index.

Small and Mid Cap Company Risk

Additional information: Diamond Hill mutual funds.

Small and Mid Cap Company Risk. This is a main risk for all Funds except the Large Cap Fund, Short Duration Income Fund, Core Bond Fund and Core Plus Bond Fund. Investments in small and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short-term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Small Cap and Mid Cap Company Risk

Summary disclosure: Diamond Hill Long-Short Fund; Diamond Hill Select Fund; Diamond Hill Small-Mid Cap Fund.

Small Cap and Mid Cap Company Risk. Investments in small and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short-term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Small Cap Company Risk

Summary disclosure: Diamond Hill Small Cap Fund.

Small Cap Company Risk. Investments in small cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short-term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Small-Size Company Risk

Summary disclosure: First Eagle Small Cap Equity ETF.

Small-Size Company Risk — The Fund will invest in small-size companies, the securities of which can be more volatile in price than those of larger companies. Positions in small-size companies, especially when the Fund is a larger holder of a small company’s securities, also may be more difficult or expensive to trade. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities and the greater sensitivity of smaller companies to changing economic conditions. In addition, smaller companies may lack depth of management, they may be unable to generate funds necessary for growth or development, or they may be developing or marketing new products or services for which markets are not yet established and may never become established.

Summary disclosure: First Eagle Small Cap Opportunity Fund. Additional information: First Eagle mutual funds.

Small-Size Company Risk. The Fund will invest in small-size companies, the securities of which can be more volatile in price than those of larger companies. Positions in small-size companies, especially when the Fund is a larger holder of a small company’s securities, also may be more difficult or expensive to trade.

Additional information: First Eagle ETFs.

Small-Size Company Risk — The First Eagle Small Cap Equity ETF will invest in small-size companies, the securities of which can be more volatile in price than those of larger companies. Positions in small-size companies, especially when the Fund is a larger holder of a small company’s securities, also may be more difficult or expensive to trade. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities and the greater sensitivity of smaller companies to changing economic conditions. In addition, smaller companies may lack depth of management, they may be unable to generate funds necessary for growth or development, or they may be developing or marketing new products or services for which markets are not yet established and may never become established.

Sovereign Debt Risk

Summary disclosure: First Eagle Global Balanced Fund.

Sovereign Debt Risk. The Fund’s investments in debt obligations of sovereign governments may lose value due to the government entity’s unwillingness or inability to repay principal and interest when due in accordance with the terms of the debt or otherwise in a timely manner. The Fund may have limited (or no) recourse in the event of a default because bankruptcy, moratorium and other similar laws applicable to issuers of sovereign debt obligations may be substantially different from those applicable to private issuers and any recourse may be subject to the political climate in the relevant country.

Additional information: Diamond Hill mutual funds.

Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Securities issued by certain governmental entities may be lower rated securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and lead to liquidity risk.

Additional information: First Eagle mutual funds.

Sovereign Debt Risk. A Fund may invest in sovereign debt. Investment in sovereign debt can involve a high degree of risk. Legal protections available with respect to corporate issuers (e.g., bankruptcy, liquidation and reorganization laws) do not generally apply to governmental entities or sovereign debt. Accordingly, creditor seniority rights, claims to collateral and similar rights may provide limited protection and may be unenforceable. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A government entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject. A Fund may have limited recourse to compel payment in the event of a default.

Subsidiary Risk

Summary disclosure: First Eagle Global Balanced Fund; First Eagle Global Fund; First Eagle Global Real Assets Fund; First Eagle Gold Fund; First Eagle Overseas Fund; First Eagle U.S. Fund.

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as expected and could adversely affect the Fund.

Additional information: First Eagle mutual funds.

Subsidiary Risk. By investing in its Subsidiary, each of the Global Fund, Overseas Fund, U.S. Fund, Gold Fund and Real Assets Fund are indirectly exposed to the risks associated with that Subsidiary’s investments. The Subsidiaries are not registered under the 1940 Act and are not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Fund and/or a Subsidiary to operate as expected and could adversely affect the Fund.

Swaps Risk

Summary disclosure: First Eagle Core Plus Municipal Fund; First Eagle Global Balanced Fund; First Eagle High Yield Municipal Fund; First Eagle Short Duration High Yield Municipal Fund.

Swaps Risk. Swap agreements (including interest rate, total return, credit default and index) are derivatives contracts where the parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. In addition to the risks generally applicable to derivatives, risks associated with swap agreements include adverse changes in the returns of the underlying instruments, failure of the counterparties to perform under the agreement’s terms and the possible lack of liquidity with respect to the agreements. In addition, interest rate swaps may fail to perform as intended and may not offset adverse changes in interest rates fully or at all. Interest rate swaps may also reduce the Fund’s gains due to favorable changes in interest rates and result in losses to the Fund. Counterparties to interest rate swaps are subject to manipulation in the marketplace of the floating rate benchmarks, which may affect the utility of interest rate swaps as a hedge.

Summary disclosure: First Eagle High Yield Municipal Completion Fund.

Swaps Risk — Swap agreements (including interest rate, total return, credit default and index) are derivatives contracts where the parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. In addition to the risks generally applicable to derivatives, risks associated with swap agreements include adverse changes in the returns of the underlying instruments, failure of the counterparties to perform under the agreement’s terms and the possible lack of liquidity with respect to the agreements. In addition, interest rate swaps may fail to perform as intended and may not offset adverse changes in interest rates fully or at all. Interest rate swaps may also reduce the Fund’s gains due to favorable changes in interest rates and result in losses to the Fund. Counterparties to interest rate swaps are subject to manipulation in the marketplace of the floating rate benchmarks, which may affect the utility of interest rate swaps as a hedge.

Additional information: First Eagle mutual funds. Additional information: First Eagle High Yield Municipal Completion Fund.

Swaps Risk. The use of swaps is a highly specialized activity that involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from a Fund’s direct investments in the reference assets.

Transactions in swaps can involve greater risks than if a Fund had invested directly in the reference asset. Because they are two- party contracts and because they may have terms of greater than seven days, certain swap transactions may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of a swap counterparty. Some swaps may be complex and difficult to value. Swaps may also be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

The prices of swaps can be very volatile, and a variance in the degree of volatility or in the direction of the price of the reference asset from the Adviser’s expectations may produce significant losses in a Fund’s investments in swaps. In addition, a perfect correlation between a swap and an investment position may be impossible to achieve. As a result, a Fund’s use of swaps may not be effective in fulfilling a Fund’s investment strategies and may contribute to losses that would not have been incurred otherwise.

In addition, interest rate swaps may fail to perform as intended and may not offset adverse changes in interest rates fully or at all. Interest rate swaps may also reduce the Fund’s gains due to favorable changes in interest rates and result in losses to the Fund. Counterparties to interest rate swaps are subject to manipulation in the marketplace of the floating rate benchmarks, which may affect the utility of interest rate swaps as a hedge.

Tax Risk

Summary disclosure: First Eagle Core Plus Municipal Fund; First Eagle High Yield Municipal Fund; First Eagle Short Duration High Yield Municipal Fund.

Tax Risk. The Fund may be adversely impacted by changes in tax rates and policies. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives may be affected by changes in federal and state income tax rates or changes in the tax-exempt status of interest income from municipal securities. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of the municipal securities. This could in turn affect the Fund’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels.

Summary disclosure: First Eagle High Yield Municipal Completion Fund; First Eagle Core Municipal ETF. Additional

information: First Eagle ETFs.

Tax Risk — The Fund may be adversely impacted by changes in tax rates and policies. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives may be affected by changes in federal and state income tax rates or changes in the tax-exempt status of interest income from municipal securities. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of the municipal securities. This could in turn affect the Fund’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels.

Additional information: First Eagle mutual funds. Additional information: First Eagle High Yield Municipal Completion Fund.

Tax Risk. A Fund may be adversely impacted by changes in tax rates and policies. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives may be affected by changes in federal and state income tax rates or changes in the tax-exempt status of interest income from municipal securities. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of the municipal securities. This could in turn affect the Fund’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels.

Tax-Exempt Status Risk

Summary disclosure: First Eagle Core Plus Municipal Fund; First Eagle High Yield Municipal Fund; First Eagle Short Duration High Yield Municipal Fund.

Tax-Exempt Status Risk. The Fund’s investments in municipal securities rely on the opinion of the issuer’s bond counsel and, in the case of derivative securities, sponsors’ counsel, that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued, and neither the Fund nor the Adviser will independently review the bases for those tax opinions. However, tax opinions are not binding on the Internal Revenue Service (the “IRS”), and if any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liability for the current or past years and shareholders may have to file amended tax returns and pay additional taxes, interest and penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Summary disclosure: First Eagle High Yield Municipal Completion Fund; First Eagle Core Municipal ETF.

Tax-Exempt Status Risk — The Fund’s investments in municipal securities rely on the opinion of the issuer’s bond counsel and, in the case of derivative securities, sponsors’ counsel, that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued, and neither the Fund nor the Adviser will independently review the bases for those tax opinions. However, tax opinions are not binding on the Internal Revenue Service (the “IRS”), and if any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liability for the current or past years and shareholders may have to file amended tax returns and pay additional taxes, interest and penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Additional information: First Eagle ETFs.

Tax-Exempt Status Risk — The Fund’s investments in municipal securities rely on the opinion of the issuer’s bond counsel and, in the case of derivative securities, sponsor’s counsel, that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued, and neither the Fund nor the Adviser will independently review the bases for those tax opinions. However, tax opinions are not binding on the IRS, and if any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liability for the current or past years and shareholders may have to file amended tax returns and pay additional taxes, interest and penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Additional information: First Eagle mutual funds. Additional information: First Eagle High Yield Municipal Completion Fund.

Tax-Exempt Status Risk. A Fund’s investments in municipal securities relies on the opinion of the issuer’s bond counsel and, in the case of derivative securities, sponsors’ counsel, that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued, and neither the Fund nor the Adviser will independently review the bases for those tax opinions. However, tax opinions are not binding on the IRS, and if any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, a Fund and its shareholders could be subject to substantial tax liability for the current or past years and shareholders may have to file amended tax returns and pay additional taxes, interest and penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Telecommunications Industry Risk

Summary disclosure: First Eagle Global Real Assets Fund.

Telecommunications Industry Risk. The Fund may invest in telecommunications companies. Telecommunication companies are primarily engaged in the development, manufacturing or provision of communications services or equipment, including cable, satellite, radio, telephone and communication mediums. Risks associated with telecommunications companies include government regulation of rates and prices, anti-trust considerations, competition, rapid obsolescence and changes in consumer tastes.

Additional information: First Eagle mutual funds.

Telecommunications Industry Risk. A Fund may invest in telecommunications companies. Telecommunication companies are primarily engaged in the development, manufacturing or provision of communications services or equipment, including cable, satellite, radio, telephone and communication mediums. Risks associated with telecommunications companies include government regulation of rates and prices, anti-trust considerations, competition, rapid obsolescence and changes in consumer tastes. The telecommunications industry is subject to government regulation and greater overall price volatility than the overall market. Telecommunications companies may experience distressed cash flows due to increasing capital expenditures to meet increasing competition, particularly in launching new projects and services using new technology. Certain telecommunications companies in the United States are subject to both state and federal regulations affecting permitted rates of return and types of services that may be offered, which can affect the prices companies can charge and their profits as a result.

U.S. Territory Risk

Summary disclosure: First Eagle Core Plus Municipal Fund; First Eagle High Yield Municipal Fund; First Eagle Short Duration High Yield Municipal Fund.

U.S. Territory Risk. The Fund may invest in obligations of the governments of U.S. territories, commonwealths and possessions such as Puerto Rico, the U.S. Virgin Islands, Guam and the Northern Mariana Islands to the extent such obligations are exempt from regular federal income taxes. Accordingly, the Fund may be adversely affected by local political, economic, social and environmental conditions and developments, including natural disasters, within these U.S. territories, commonwealths and possessions affecting the issuers of such obligations.

Summary disclosure: First Eagle High Yield Municipal Completion Fund; First Eagle Core Municipal ETF.

U.S. Territory Risk — The Fund may invest in obligations of the governments of U.S. territories, commonwealths and possessions such as Puerto Rico, the U.S. Virgin Islands, Guam and the Northern Mariana Islands to the extent such obligations are exempt from regular federal income taxes. Accordingly, the Fund may be adversely affected by local political, economic, social and environmental conditions and developments, including natural disasters, within these U.S. territories, commonwealths and possessions affecting the issuers of such obligations.

Additional information: First Eagle ETFs.

U.S. Territory Risk — The Fund may invest in obligations of the governments of U.S. territories, commonwealths and possessions such as Puerto Rico, the U.S. Virgin Islands, Guam and the Northern Mariana Islands to the extent such obligations are exempt from regular federal income taxes. Accordingly, the Fund may be adversely affected by local political, economic, social and environmental conditions and developments, including natural disasters, within these U.S. territories, commonwealths and possessions affecting the issuers of such obligations.

Certain municipalities in which the Fund may invest, currently experience significant financial difficulties, which may include default, insolvency or bankruptcy. As a result, securities issued by certain of these municipalities are currently considered below- investment-grade securities. A credit rating downgrade relating to, default by, or insolvency or bankruptcy of, one or several municipal security issuers of a state, territory, commonwealth or possession in which the Fund invests could affect the payment of principal and interest, the market values and marketability of many or all municipal obligations of such state, territory, commonwealth or possession.

Additional information: First Eagle mutual funds. Additional information: First Eagle High Yield Municipal Completion Fund.

U.S. Territory Risk. A Fund may invest in obligations of the governments of U.S. territories, commonwealths and possessions such as Puerto Rico, the U.S. Virgin Islands, Guam and the Northern Mariana Islands to the extent such obligations are exempt from regular federal income taxes. Accordingly, a Fund may be adversely affected by local political, economic, social and environmental conditions and developments, including natural disasters, within these U.S. territories, commonwealths and possessions affecting the issuers of such obligations.

Certain municipalities in which a Fund may invest, currently experience significant financial difficulties, which may include default, insolvency or bankruptcy. As a result, securities issued by certain of these municipalities are currently considered below- investment-grade securities. A credit rating downgrade relating to, default by, or insolvency or bankruptcy of, one or several municipal security issuers of a state, territory, commonwealth or possession in which a Fund invests could affect the payment of principal and interest, the market values and marketability of many or all municipal obligations of such state, territory, commonwealth or possession.

Unrated Bond Risk

Summary disclosure: First Eagle Core Municipal ETF.

Unrated Bond Risk — The Adviser may internally assign ratings to securities that are not rated by any nationally recognized statistical rating organization, after assessing their credit quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Adviser’s credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. Unrated securities are considered “investment-grade” or “below-investment-grade” if judged by the Adviser to be comparable to rated investment-grade or below-investment-grade securities. Neither a rating assigned by an NRSRO nor the Adviser’s internal rating constitutes a guarantee of credit quality. In addition, some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that unrated securities may be difficult to sell promptly at an acceptable price.

Summary disclosure: First Eagle Core Plus Municipal Fund; First Eagle High Yield Municipal Fund; First Eagle Short Duration High Yield Municipal Fund.

Unrated Bond Risk. The Adviser may internally assign ratings to securities that are not rated by any nationally recognized statistical rating organization, after assessing their credit quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Adviser’s credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. Unrated securities are considered “investment-grade” or “below-investment-grade” if judged by the Adviser to be comparable to rated investment-grade or below-investment-grade securities. The Adviser’s rating does not constitute a guarantee of the credit quality. In addition, some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that unrated securities may be difficult to sell promptly at an acceptable price.

Summary disclosure: First Eagle High Yield Municipal Completion Fund.

Unrated Bond Risk — The Adviser may internally assign ratings to securities that are not rated by any nationally recognized statistical rating organization, after assessing their credit quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Adviser’s credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. Unrated securities are considered “investment-grade” or “below-investment-grade” if judged by the Adviser to be comparable to rated investment-grade or below-investment-grade securities. The Adviser’s rating does not constitute a guarantee of the credit quality. In addition, some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that unrated securities may be difficult to sell promptly at an acceptable price.

Additional information: First Eagle ETFs.

Unrated Bond Risk — The Adviser may internally assign ratings to securities that are not rated by any nationally recognized statistical rating organization, after assessing their credit quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Adviser’s credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. Unrated securities are considered “investment-grade” or “below-investment-grade” if judged by the Adviser to be comparable to rated investment-grade or below-investment-grade securities. The Adviser’s rating does not constitute a guarantee of the credit quality. In addition, some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price.

In evaluating the credit quality of a particular security, whether rated or unrated, the Adviser will normally take into consideration a number of factors including, but not limited to, the financial resources of the issuer, the underlying source of funds for debt service on a security, the issuer’s sensitivity to economic conditions and trends, any operating history of the facility financed by the obligation, the degree of community support for the financed facility, the capabilities of the issuer’s management, and regulatory factors affecting the issuer or the particular facility.

A reduction in the rating of a security after the Fund buys it will not require the Fund to dispose of the security. However, the Adviser will evaluate such downgraded securities to determine whether to keep them in the Fund’s portfolio.

Additional information: First Eagle mutual funds. Additional information: First Eagle High Yield Municipal Completion Fund.

Unrated Bond Risk. The Adviser may internally assign ratings to securities that are not rated by any nationally recognized statistical rating organization, after assessing their credit quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Adviser’s credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization.

Unrated securities are considered “investment-grade” or “below-investment-grade” if judged by the Adviser to be comparable to rated investment-grade or below-investment-grade securities. The Adviser’s rating does not constitute a guarantee of the credit quality. In addition, some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that a Fund might have difficulty selling them promptly at an acceptable price.

In evaluating the credit quality of a particular security, whether rated or unrated, the Adviser will normally take into consideration a number of factors including, but not limited to, the financial resources of the issuer, the underlying source of funds for debt service on a security, the issuer’s sensitivity to economic conditions and trends, any operating history of the facility financed by the obligation, the degree of community support for the financed facility, the capabilities of the issuer’s management, and regulatory factors affecting the issuer or the particular facility.

A reduction in the rating of a security after a Fund buys it will not require the Fund to dispose of the security. However, the Adviser will evaluate such downgraded securities to determine whether to keep them in a Fund’s portfolio.

Utilities Industry Risk

Summary disclosure: First Eagle Global Real Assets Fund.

Utilities Industry Risk. The Fund may invest in securities of companies in the utilities sector. Securities in the utilities industry can be volatile and affected significantly by supply and demand for services or fuel, government regulation, including rate regulations and conservation programs, commodity price volatility, interest rate changes and other financing considerations. Additionally, climate change or man-made disasters may have a catastrophic impact on existing plants and equipment of utility companies.

Additional information: First Eagle mutual funds.

Utilities Industry Risk. A Fund may invest in securities of companies in the utilities sector. Securities in the utilities industry can be volatile and affected significantly by supply and demand for services or fuel, government regulation, including rate regulations and conversation programs, commodity price volatility, interest rate changes and other financing considerations. Additionally, climate change or man-made disasters may have a catastrophic impact on existing plants and equipment of utility companies. When interest rates increase, the value of securities issued by utility companies have historically decreased. In most countries and localities, the utilities industry is regulated by governmental entities, which may increase costs and delays for new projects, as well as making it difficult to pass costs on to consumers. In certain areas, the deregulation of utilities has resulted in increased competition and decreased profitability. Reduced profitability, as well as new uses for or additional need for capital, may reduce dividend payout rates for utility companies. Additionally, utility companies face the risk of increasing costs and reduced availability of fuel (such as oil, coal, natural gas or nuclear energy) and potentially higher interest costs for borrowing to finance new projects.

Valuation Risk

Summary disclosure: First Eagle Core Plus Municipal Fund; First Eagle High Yield Municipal Fund; First Eagle Short Duration High Yield Municipal Fund.

Valuation Risk. The investments in which the Fund invests typically are valued by a pricing service utilizing a range of market- based inputs and assumptions, including readily available market quotations obtained from broker-dealers making markets in such instruments, cash flows and transactions for comparable instruments. There is no assurance that the Fund will be able to sell a portfolio investment at the price established by the pricing service, which could result in a loss to the Fund. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, often at lower prices than institutional round lot trades. Different pricing services may incorporate different assumptions and inputs into their valuation methodologies, potentially resulting in different values for the same investments. As a result, if the Fund were to change pricing services, or if the Fund’s pricing service were to change its valuation methodology, there could be a material impact, either positive or negative, on the Fund’s NAV.

Summary disclosure: First Eagle High Yield Municipal Completion Fund; First Eagle Core Municipal ETF. Additional

information: First Eagle ETFs.

Valuation Risk — The investments in which the Fund invests typically are valued by a pricing service utilizing a range of market-based inputs and assumptions, including readily available market quotations obtained from broker-dealers making markets in such instruments, cash flows and transactions for comparable instruments. There is no assurance that the Fund will be able to sell a portfolio investment at the price established by the pricing service, which could result in a loss to the Fund. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, often at lower prices than institutional round lot trades. Different pricing services may incorporate different assumptions and inputs into their valuation methodologies, potentially resulting in different values for the same investments. As a result, if the Fund were to change pricing services, or if the Fund’s pricing service were to change its valuation methodology, there could be a material impact, either positive or negative, on the Fund’s NAV.

Additional information: First Eagle mutual funds. Additional information: First Eagle High Yield Municipal Completion Fund.

Valuation Risk. The investments in which a Fund invests typically are valued by a pricing service utilizing a range of market- based inputs and assumptions, including readily available market quotations obtained from broker-dealers making markets in such instruments, cash flows and transactions for comparable instruments. There is no assurance that a Fund will be able to sell a portfolio investment at the price established by the pricing service, which could result in a loss to the Fund. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, often at lower prices than institutional round lot trades. Different pricing services may incorporate different assumptions and inputs into their valuation methodologies, potentially resulting in different values for the same investments. As a result, if a Fund were to change pricing services, or if a Fund’s pricing service were to change its valuation methodology, there could be a material impact, either positive or negative, on the Fund’s NAV.

Value Investment Strategy Risk

Summary disclosure: First Eagle Global Balanced Fund; First Eagle Global Fund; First Eagle Global Real Assets Fund; First Eagle Overseas Fund; First Eagle Rising Dividend Fund; First Eagle U.S. Fund.

Value Investment Strategy Risk. An investment made at a perceived “margin of safety” or “discount to intrinsic or fundamental value” can trade at prices substantially lower than when an investment is made, so that any perceived “margin of safety” or “discount to value” is no guarantee against loss. “Value” investments, as a category, or entire industries or sectors associated with such investments, may lose favor with investors as compared to those that are more “growth” oriented. In such an event, the Fund’s investment returns would be expected to lag relative to returns associated with more growth-oriented investment strategies. Investing in or having exposure to “value” securities presents the risk that such securities may never reach what the Adviser believes are their full market values.

Summary disclosure: First Eagle Mid Cap Equity ETF; First Eagle Small Cap Equity ETF.

Value Investment Strategy Risk — “Value” investments, as a category, or entire industries or sectors associated with such investments, may lose favor with investors as compared to those that are more “growth” oriented. In such an event, the Fund’s investment returns would be expected to lag relative to returns associated with more growth-oriented investment strategies. Investing in or having exposure to “value” securities presents the risk that such securities may never reach what the Adviser believes are their full market values.

Summary disclosure: First Eagle Small Cap Opportunity Fund; First Eagle U.S. Smid Cap Opportunity Fund.

Value Investment Strategy Risk. “Value” investments, as a category, or entire industries or sectors associated with such investments, may lose favor with investors as compared to those that are more “growth” oriented. In such an event, the Fund’s investment returns would be expected to lag relative to returns associated with more growth-oriented investment strategies. Investing in or having exposure to “value” securities presents the risk that such securities may never reach what the Adviser believes are their full market values.

Summary disclosure: First Eagle US Equity ETF.

Value Investment Strategy Risk — An investment made at a perceived “margin of safety” or “discount to intrinsic or fundamental value” can trade at prices substantially lower than when an investment is made, so that any perceived “margin of safety” or “discount to value” is no guarantee against loss. “Value” investments, as a category, or entire industries or sectors associated with such investments, may lose favor with investors as compared to those that are more “growth” oriented. In such an event, the Fund’s investment returns would be expected to lag relative to returns associated with more growth-oriented investment strategies. Investing in or having exposure to “value” securities presents the risk that such securities may never reach what the Adviser believes are their full market values.

Additional information: First Eagle ETFs.

Value Investment Strategy Risk — An investment made at a perceived “margin of safety” or “discount to intrinsic or fundamental value” can trade at prices substantially lower than when an investment is made, so that any perceived “margin of safety” or “discount to value” is no guarantee against loss. “Value” investments, as a category, or entire industries or sectors associated with such investments, may lose favor with investors as compared to those that are more “growth” oriented. In such an event, a Fund’s investment returns would be expected to lag relative to returns associated with more growth-oriented investment strategies. Investing in or having exposure to “value” securities presents the risk that such securities may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the security’s true value or because the Adviser misjudged that value.

Additional information: First Eagle mutual funds.

Value Investment Strategy Risk. An investment strategy that employs a “value” approach may pose a risk to a Fund that such investment strategy may not be successfully achieved. In any Fund, an investment made at a perceived “margin of safety” or “discount to intrinsic or fundamental value” can trade at prices substantially lower than when an investment is made, so that any perceived “margin of safety” or “discount to value” is no guarantee against loss. “Value” investments, as a category, or entire industries or sectors associated with such investments, may lose favor with investors as compared to those that are more “growth” oriented. In such an event, a Fund’s investment returns would be expected to lag relative to returns associated with more growth- oriented investment strategies. Investing in or having exposure to “value” securities presents the risk that such securities may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the security’s true value or because the Adviser misjudged that value.

Warrants and Rights Risk

Summary disclosure: First Eagle Rising Dividend Fund.

Warrants and Rights Risk. The Fund may invest in warrants. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities and therefore are highly volatile and speculative investments..

Summary disclosure: First Eagle Small Cap Opportunity Fund; First Eagle U.S. Smid Cap Opportunity Fund.

Warrants and Rights Risk. The Fund may invest in warrants and rights. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of the underlying securities and therefore are highly volatile and speculative investments.

Additional information: First Eagle mutual funds.

Warrants and Rights Risk. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of the underlying securities and therefore are highly volatile and speculative investments. They have no voting rights, pay no dividends and have no rights with respect to the assets of the issuer other than a purchase option. If a warrant or right held by a Fund is not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant or right.

Zero Coupon Bond Risk

Summary disclosure: First Eagle Core Municipal ETF.

Zero Coupon Bond Risk — Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than do other types of debt securities having similar maturities and credit quality. Original issue discount earned on zero coupon securities must be included in the Fund’s income. Thus, to continue to qualify for tax treatment as a regulated investment company and to avoid a certain excise tax on undistributed income, the Fund may be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. These distributions must be made from the Fund’s cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately could be reduced as a result.

Summary disclosure: First Eagle Core Plus Municipal Fund; First Eagle High Yield Municipal Fund.

Zero Coupon Bond Risk. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than do other types of debt securities having similar maturities and credit quality. Original issue discount earned on zero coupon securities must be included in the Fund’s income. Thus, to continue to qualify for tax treatment as a regulated investment company and to avoid U.S. federal income and excise tax on undistributed income, the Fund may be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. These distributions must be made from the Fund’s cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately could be reduced as a result..

Summary disclosure: First Eagle High Yield Municipal Completion Fund.

Zero Coupon Bond Risk — Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than do other types of debt securities having similar maturities and credit quality. Original issue discount earned on zero coupon securities must be included in the Fund’s income. Thus, to continue to qualify for tax treatment as a regulated investment company and to avoid U.S. federal income and excise tax on undistributed income, the Fund may be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. These distributions must be made from the Fund’s cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately could be reduced as a result.

Summary disclosure: First Eagle Short Duration High Yield Municipal Fund.

Zero Coupon Bond Risk. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than do other types of debt securities having similar maturities and credit quality. Original issue discount earned on zero coupon securities must be included in the Fund’s income. Thus, to continue to qualify for tax treatment as a regulated investment company and to avoid U.S. federal income and excise tax on undistributed income, the Fund may be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. These distributions must be made from the Fund’s cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately could be reduced as a result.

Additional information: First Eagle ETFs.

Zero Coupon Bond Risk — Among the debt securities in which the Fund may invest are zero coupon securities. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than do other types of debt securities having similar maturities and credit quality. Original issue discount earned on zero coupon securities must be included in the Fund’s income. Thus, to continue to qualify for tax treatment as a regulated investment company and to avoid a certain excise tax on undistributed income, the Fund may be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. These distributions must be made from the Fund’s cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately could be reduced as a result.

Additional information: First Eagle mutual funds. Additional information: First Eagle High Yield Municipal Completion Fund.

Zero Coupon Bond Risk. Among the debt securities in which a Fund may invest are zero coupon securities. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than do other types of debt securities having similar maturities and credit quality. Original issue discount earned on zero coupon securities must be included in a Fund’s income. Thus, to continue to qualify for tax treatment as a regulated investment company and to avoid U.S. federal income and excise tax on undistributed income, a Fund may be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. These distributions must be made from a Fund’s cash assets or, if necessary, from the proceeds of sales of portfolio securities. A Fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately could be reduced as a result.

Additional / Non-Principal Risk Disclosures

The following disclosures are identified as additional or non-principal risks in the applicable Acquiring Fund prospectuses. Their inclusion here does not designate them as principal risks for the Funds.

Convertible Securities Risk

Non-principal risk disclosure: Diamond Hill mutual funds.

Convertible Securities Risk. The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Non-principal risk disclosure: First Eagle ETFs.

Convertible Securities Risk — Each Fund may invest in securities that can be converted into common stock. A Fund may be susceptible to convertible security risk. Convertible securities generally offer lower interest or dividend yields than non- convertible securities of similar quality. Convertible securities may gain or lose value due to changes in the issuer’s operating results, financial condition, and credit rating and changes in interest rates and other general economic, industry and market conditions. Convertible securities generally have higher yields than common stocks of the same or similar issuers, but lower yields than comparable non-convertible securities (e.g., equity or debt). They may be less subject to fluctuation in value than the underlying stock because they have fixed income characteristics, and provide the potential for capital appreciation if the market price of the underlying common stock increases.

Costs of Buying or Selling Shares Risk

Non-principal risk disclosure: First Eagle ETFs.

Costs of Buying or Selling Shares Risk — Investors buying or selling Shares of each Fund in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of a Fund’s Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in a Fund, asset swings in a Fund and/or increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Cybersecurity Risk

Non-principal risk disclosure: Diamond Hill Large Cap Concentrated ETF.

Cybersecurity Risk. The computer systems, networks, and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached due to both intentional and unintentional events. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach. Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Fund invests; counterparties with which the Fund engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Fund’s shareholders); and other parties.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; ransomware; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; may negatively impact the financial condition of an issuer, counterparty or other market participant; interference with the Fund’s ability to calculate its NAV; impediments to trading; the inability of the Fund, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future. Neither the Fund or the Adviser control the cybersecurity systems of issuers or third-party service providers.

Non-principal risk disclosure: Diamond Hill mutual funds.

Cybersecurity Risk. The computer systems, networks and devices used by each Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by each Fund and its service providers, systems, networks, or devices potentially can be breached due to both intentional and unintentional events. A Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which a Fund invests; counterparties with which a Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for a Fund’s shareholders); and other parties.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; ransomware; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact a Fund’s business operations, potentially resulting in financial losses; may negatively impact the financial condition of an issuer, counterparty or other market participant; interference with a Fund’s ability to calculate its NAV; impediments to trading; the inability of a Fund, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future. Neither a Fund or the Adviser control the cybersecurity systems of issuers or third-party service providers.

Defensive Investment Strategies

Non-principal risk disclosure: First Eagle ETFs.

Defensive Investment Strategies — Core Municipal ETF has the flexibility to respond promptly to changes in market and economic conditions. For example, a defensive strategy may be warranted during periods of unfavorable market or economic conditions, including periods of market turbulence or periods when prevailing market valuations are higher than those deemed attractive under the investment criteria generally applied on behalf of the Fund. Under a defensive strategy, the Fund may hold cash and/or invest up to 100% of its assets in high quality debt securities or money market instruments of U.S. issuers. In such a case, the Fund may not be able to pursue, and may not achieve, its investment objective. It is impossible to predict whether, when or for how long the Fund will employ defensive strategies.

Derivatives Risk

Non-principal risk disclosure: First Eagle ETFs.

Derivatives Risk — Futures contracts or other “derivatives,” including hedging strategies, present risks related to their significant price volatility and risk of default by the counterparty to the contract. The Fund may at times also purchase derivatives linked to relevant market indices as either a hedge or for investment purposes. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile and futures contracts may lack liquidity. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities or financial index. Assuming the position pays interest income that is exempt from regular federal personal income tax, Core Municipal ETF can “count” relevant derivative positions towards its “80% of assets” allocation and, in doing so, values each position at the price at which it is held on the Fund’s books (generally market price, but anticipates valuing each such position for purposes of assessing compliance with this test at notional value). Core Municipal ETF may also invest (typically for hedging purposes or to manage the effective maturity or duration of the Fund’s portfolio or for speculative purposes in an effort to increase the Fund’s yield or to enhance returns) in derivative instruments such as options, futures contracts and options on futures contracts, and interest rate swaps.

General Risks

Non-principal risk disclosure: Diamond Hill Large Cap Concentrated ETF.

General Risks. All ETFs carry a certain amount of risk. You may lose money on your investment in the Fund. The Fund is subject to management risk because it is an actively managed Fund. The Fund may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met.

Non-principal risk disclosure: Diamond Hill mutual funds.

General Risks. All mutual funds carry a certain amount of risk. You may lose money on your investment in a Fund. A Fund is subject to management risk because it is an actively managed fund. A Fund may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met.

Inflation-Indexed Bonds Risk

Non-principal risk disclosure: Diamond Hill mutual funds.

Inflation-Indexed Bonds Risk. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Interfund Lending Risk

Non-principal risk disclosure: Diamond Hill mutual funds.

Interfund Lending Risk. A delay in repayment to the Funds from a borrowing fund could result in lost opportunity costs. Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due. In the case of a default by a borrowing fund and to the extent that the loan is collateralized, a Fund could take possession of collateral that the Fund is not permitted to hold and, therefore, would be required to dispose of such collateral as soon as possible, which could result in a loss to the Fund.

Investment Company and ETF Risk

Non-principal risk disclosure: Diamond Hill Large Cap Concentrated ETF.

Investment Company and ETF Risk. The Fund may invest in shares of other investment companies or ETFs. Shareholders will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. The Fund also will incur brokerage costs when it purchases ETFs and closed-end funds. In addition, the Fund will be subject to the risks associated with the investment company or ETF’s investments.

With respect to ETFs that track an index, the price movement of the ETF’s shares may not track the underlying index and may result in a loss. The closed-end investment company or ETF may trade at a price above (premium) or below (discount) their NAV, especially during periods of significant volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio. Furthermore, investments in other funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.

Investment Company and Exchange-Traded Fund (“ETF”) Risk

Non-principal risk disclosure: Diamond Hill mutual funds.

Investment Company and Exchange-Traded Fund (“ETF”) Risk. A Fund may invest in shares of other investment companies or ETFs. Shareholders will indirectly bear fees and expenses charged by the underlying investment companies in which a Fund invests in addition to the Fund’s direct fees and expenses. A Fund also will incur brokerage costs when it purchases ETFs and closed-end funds. In addition, a Fund will be subject to the risks associated with the investment company or ETF’s investments. The price movement of an ETF may not track the underlying index and may result in a loss. The closed-end investment company or ETF may trade at a price above (premium) or below (discount) their NAV, especially during periods of significant volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio. Furthermore, investments in other funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in a Fund. To the extent a Fund invests in an underlying Diamond Hill Fund, because the Adviser provides services to and receives fees from the underlying fund, a fund’s investment in the underlying fund benefits the Adviser. In addition, a Fund may hold a significant percentage of the shares of the underlying fund. As a result, a Fund’s investment in an underlying fund may create a conflict of interest.

Large Shareholder Redemption Risk

Non-principal risk disclosure: Diamond Hill mutual funds.

Large Shareholder Redemption Risk. Certain individuals accounts, or institutions, including the Adviser and its affiliates, may from time to time own or control a substantial amount of a Fund’s shares. There is no requirement that these entities maintain their investment in a Fund. There is a risk that such large shareholders may redeem all or a substantial portion of their investments in a Fund at any time, which could have a significant negative impact on a Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact a Fund’s ability to implement its investment strategy.

Legal and Regulatory Change Risks

Non-principal risk disclosure: First Eagle ETFs.

Legal and Regulatory Change Risks — The regulatory environment for investment companies is evolving, and changes in regulation may adversely affect the value of a Fund’s investments and its ability to pursue its trading strategy. In addition, the securities markets are subject to comprehensive statutes and regulations. The SEC and other regulators and self-regulatory organizations and exchanges are authorized to take extraordinary actions in the event of market emergencies. The effect of any future regulatory change on a Fund could be substantial and adverse.

Maturity Risk

Non-principal risk disclosure: Diamond Hill mutual funds.

Maturity Risk. In certain situations a Fund may purchase a bond of a given maturity as an alternative to another bond of a different maturity. Ordinarily, under these circumstances, a Fund will make an adjustment to account for the interest rate risk differential in the two bonds. This adjustment, however, makes an assumption about how the interest rates at different maturities will move. To the extent that the yield movements deviate from this assumption, there is a yield-curve or maturity risk. Another situation where yield-curve risk should be considered is in the analysis of bond swap transactions where the potential incremental returns are dependent entirely on the parallel shift assumption for the yield curve.

Options Risk

Non-principal risk disclosure: First Eagle ETFs.

Options Risk — The Fund may engage in various options transactions in which the Fund typically seeks to limit investment risk by purchasing the right to buy or sell, or by selling the obligation to buy or sell, a security at a set price in the future. The Fund pays a premium when buying options and receives a premium when selling options. When trading options, the Fund may incur losses or forego otherwise realizable gains if market prices do not move as expected.

Other Investment Company Risk

Non-principal risk disclosure: First Eagle ETFs.

Other Investment Company Risk — To the extent the Fund invests in other investment companies, including money market funds and ETFs, its performance will be affected by the performance of those other investment companies. Investments in other investment companies are subject to the risks of the other investment companies’ investments, as well as to the other investment companies’ expenses. As a result, shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests, and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. An ETF may trade in the secondary market at a price below the value of its underlying portfolio and may not be liquid. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objectives. A passively managed ETF may not replicate the performance of the index it intends to track.

Preferred Stock Risk

Non-principal risk disclosure: First Eagle ETFs.

Preferred Stock Risk — Unlike common stock, preferred stock generally pays a fixed dividend from a company’s earnings and may have a preference over common stock on the distribution of a company’s assets in the event of bankruptcy or liquidation.

Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Dividends on preferred stock are discretionary in nature and may permit the issuer to defer dividend payments. Deferred dividend payments could have adverse tax consequences for a Fund and may cause the preferred stock to lose substantial value.

RIC Compliance Risk

Non-principal risk disclosure: First Eagle ETFs.

RIC Compliance Risk — Each Fund intends to elect and qualify each year for treatment as, a Regulated Investment Company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Code. To continue to qualify for federal income tax treatment as a RIC, such Fund must meet certain source-of-income, asset diversification and annual distribution requirements. If for any taxable year a Fund fails to qualify for the special federal income tax treatment afforded to RICs, all of the Fund’s taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders) and its income available for distribution will be reduced. Under certain circumstances, the Fund could cure a failure to qualify as a RIC, but in order to do so, the Fund could incur significant Fund-level taxes and could be forced to dispose of certain assets.

Securities Lending Risk

Non-principal risk disclosure: Diamond Hill Large Cap Concentrated ETF.

Securities Lending Risk. To generate additional income, the Fund may lend its portfolio securities to financial institutions under guidelines adopted by the Board, including a requirement that the Fund receives cash or securities issued by the U.S. government or its agencies or instrumentalities as collateral from the borrower equal to no less than 100% of the market value of the securities loaned. The Fund may invest the cash collateral in high quality short-term debt obligations, government obligations, bank guarantees, or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the securities received as collateral or the investment of the cash collateral. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Non-principal risk disclosure: Diamond Hill mutual funds.

Securities Lending Risk. To generate additional income, a Fund may lend its portfolio securities to financial institutions under guidelines adopted by the Board, including a requirement that a Fund receives cash or securities issued by the U.S. government or its agencies or instrumentalities as collateral from the borrower equal to no less than 100% of the market value of the securities loaned. A Fund may invest the cash collateral in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that a Fund will lose money from the securities received as collateral or the investment of the cash collateral. Borrower default risk is the risk that a Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Swaps Risk

Non-principal risk disclosure: First Eagle ETFs.

Swaps Risk — Swap agreements (including interest rate, total return, credit default and index) are derivatives contracts where the parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. In addition to the risks generally applicable to derivatives, risks associated with swap agreements include adverse changes in the returns of the underlying instruments, failure of the counterparties to perform under the agreement’s terms and the possible lack of liquidity with respect to the agreements. In addition, interest rate swaps may fail to perform as intended and may not offset adverse changes in interest rates fully or at all. Interest rate swaps may also reduce the Fund’s gains due to favorable changes in interest rates and result in losses to the Fund. Counterparties to interest rate swaps are subject to manipulation in the marketplace of the floating rate benchmarks, which may affect the utility of interest rate swaps as a hedge.

Temporary Investments

Non-principal risk disclosure: First Eagle ETFs.

Temporary Investments — Each Fund may depart from its principal investment strategy in response to adverse market, economic, political or other conditions by taking a temporary defensive position (up to 100% of its assets) in cash, cash equivalents and all types of money market and short-term debt securities. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. If a Fund were to take a temporary defensive position, it may be unable to achieve its investment objective for a period of time.

U.S. Government Obligations Risk

Non-principal risk disclosure: First Eagle ETFs.

U.S. Government Obligations Risk — While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

Exhibit D

Additional Information About the Acquiring Funds

Additional Information About Strategies and Techniques

In addition to the principal investment strategies described in the “Comparison of Investment Objective(s), Principal Investment Strategies, and Principal Risks” sections, the Acquiring Funds may at times use additional strategies and techniques, which involve certain special risks. This Proxy Statement/Prospectus does not attempt to describe all of the various investment techniques and types of investments that the Acquiring Funds may use. These techniques and investments are described in the SAI.

Pricing of Mutual Fund Shares

Acquired Funds. Shares of the First Eagle and Diamond Hill mutual funds, including First Eagle High Yield Municipal Completion Fund, are purchased and redeemed at the net asset value ("NAV") next determined after an order is received in proper form by the Fund or an authorized intermediary, plus any applicable sales charge for purchases or less any applicable contingent deferred sales charge for redemptions. NAV is generally determined as of the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time, on days that the Exchange is open. Intermediaries may impose earlier order deadlines.

NAV per share reflects the value of the relevant Fund's assets, less liabilities, divided by its outstanding shares, with class-specific expenses reflected for multi-class funds. Portfolio investments are valued using market quotations or pricing services when available and appropriate, and otherwise under the applicable fair-value procedures. Fair values may differ from quoted prices or prices ultimately realized on a sale. Foreign markets may be open on days when the Funds do not calculate NAV.

[Acquiring Funds. If you place an order to purchase, exchange or sell shares that is received in good order by the Fund’s transfer agent or an authorized agent by the close of regular trading on the NYSE (usually 4:00 p.m. Eastern time), the share price for your transaction will be based on the net asset value determined as of the close of regular trading on the NYSE on that day (plus or minus any applicable sales charges). If your order is received by the Fund’s transfer agent or an authorized agent after the close of regular trading on the NYSE, or your order is not in good order, the share price will be based on the net asset value next determined after your order is received in good order by the fund or authorized agent. The authorized agent is responsible for transmitting your order to the fund in a timely manner. Good order means that adequate instructions have been provided, there are no outstanding claims against the account or transaction limitations, and a signature guarantee is included where required. For the Victory First Eagle mutual funds, a signature guarantee is required for a redemption by check of more than $100,000 or payment to another person, address or undesignated bank account; no signature guarantee is required for a redemption of any amount sent by ACH or wire to a predesignated bank account. For the Victory Diamond Hill mutual funds, the signature-guarantee requirements of the corresponding Acquired Funds described below will continue to apply.]

Share Classes and Sales Charges

In the Reorganizations, Class I shares of the First Eagle and Diamond Hill Acquired Funds will be exchanged for Class Y shares of the corresponding Acquiring Funds, Diamond Hill Investor shares will be exchanged for Class A shares, and Diamond Hill Class Y shares will be exchanged for Class R6 shares. Other class designations will be unchanged. The applicable Fund and class comparisons appear under “Questions and Answers—How will the Reorganizations work?” No sales charge will be imposed solely as a result of a Reorganization.

The Acquiring Funds will apply the current Victory sales-load schedules for equity and fixed-income funds to new

purchases, subject to applicable reductions and waivers. The maximum Class A front-end sales charge is [		]%
for the First Eagle non-municipal Funds and the Diamond Hill equity Funds, and [	]% for the First Eagle

municipal Funds and the Diamond Hill fixed-income Funds. No initial sales charge applies to Class A purchases of at least $[ ] under the equity schedule or $[ ] under the fixed-income schedule. A [ ]% CDSC may apply if those shares are redeemed within 18 months of purchase. Sales-charge reductions and waivers may apply, including variations available through particular financial intermediaries.

Class C shares have no front-end sales charge and are subject to a [ ]% CDSC on new purchases redeemed within 12 months. Class Y and Class R6 shares have no front-end sales charge or CDSC. Class A and Class C shares bear annual Rule 12b-1 fees of 0.25% and 1.00%, respectively; Class Y and Class R6 shares bear no Rule 12b-1 fees. These sales charges are separate from the annual operating expenses subject to the Victory Expense Limitation Agreement. The unclassified Completion Fund shares and ETF shares are not subject to these retail mutual-fund sales-load schedules.

[Shares received in the Reorganization will not become subject to a new sales charge or a new contingent deferred sales-charge period solely because of the Reorganization. Prior holding periods will also be credited for purposes of automatic Class C conversion.]

[Acquiring Fund Share-Class Terms and Investment Minimums

The following terms apply to the Acquiring Funds that offer Classes A, C, Y or R6. The unclassified Completion Fund shares and ETF shares are addressed separately below. Not every Acquiring Fund offers every class. These terms are subject to the intermediary-specific reductions and waivers described below.

Minimum investment	Class A	Class C	Class Y		Class R6
Initial investment	$2,500*	$2,500	[	]	[	]

Subsequent investment	$50	$50		None		None

*For Class A investments in IRAs, accounts established under the Uniform Gifts/Transfers to Minors Act and automatic investment plans, the minimum initial investment is $1,000 and the minimum subsequent investment is $50. Eligibility requirements and additional exceptions are described below. For the Victory Diamond Hill mutual funds, Automatic Investment Program transfers are subject to the separate $100 monthly minimum described below. These minimums do not prevent a shareholder from receiving the mapped Acquiring Fund class in the Reorganization.

For the Victory First Eagle mutual funds, holdings in Eligible Funds and Affiliated Interval Funds may be aggregated for minimum-investment purposes as described in the Fund's prospectus. Holdings in Victory First Eagle High Yield Municipal Completion Fund and Victory Pioneer ILS Interval Fund are excluded.

For this discussion, "Distributor" means Victory Capital Services, Inc. References to your "Investment Professional" mean the broker-dealer or other financial intermediary through which you invest. The exchange, reinvestment and directed-dividend arrangements below remain subject to the exchange and retained-transfer-agent limitations described under "Exchanges"; they do not provide access to other Victory funds to the extent that the Acquiring Funds operate under different transfer agent platforms than the Victory funds.

For the Victory First Eagle mutual-fund provisions below, "Eligible Fund" means an eligible Victory First Eagle mutual fund, excluding Victory First Eagle High Yield Municipal Completion Fund; "Affiliated Interval Fund" means an affiliated interval fund, excluding Victory Pioneer ILS Interval Fund. These terms do not expand exchange privileges beyond the retained-transfer-agent arrangements described below.

For the Victory Diamond Hill mutual-fund provisions below, an "Eligible Fund" is one of the Victory Diamond Hill mutual funds described in this Proxy Statement/Prospectus and serviced by the same transfer agent. Holdings in other Victory funds, including interval funds, are not automatically eligible for aggregation. The intermediary-specific provisions in Appendix A to the applicable Acquiring Fund prospectus control where applicable.

Class A Shares and Calculation of Sales Charges for Class A Shares

Acquiring Fund Class A shares have a front-end sales charge, as described in this section. There are several ways to reduce or eliminate this charge as discussed under “Sales Charge Reductions and Waivers for Class A Shares.”

A CDSC may be imposed if you sell your shares within 18 months of purchase. The CDSC may be waived or reduced in certain circumstances as discussed under “CDSC Reductions and Waivers for Class A and Class C Shares.”

Acquiring Fund Class A shares also pay ongoing distribution and/or service (12b-1) fees. Lower annual expenses than Class C shares.

Deciding which share class best suits your investment needs depends on a number of factors that you should discuss with your Investment Professional, including: how long you expect to hold your investment, how much you intend to invest, and the total expenses associated with each share class.

The Acquiring Funds reserve the right to change the eligibility criteria for purchasing a particular share class. For example, a class of shares may be available to purchase only by retirement plans or by institutional investors. The Acquiring Funds may also waive any applicable eligibility criteria or investment minimums at its discretion.

The Acquiring Funds or any class may be closed at any time for failure to achieve an economical level of assets or for other reasons. Certain financial intermediaries who hold shares on behalf of their customers impose fees when the amount of shares of a particular class falls below a minimum threshold. To the extent that the amount of shares falls below that threshold, the Fund reserves the right to liquidate the shares held in accounts maintained by the financial intermediary.

Acquiring Fund Class A shares are sold at their public offering price, which is the NAV plus any applicable initial sales charge, also referred to as the “front-end sales load.” The sales charge may be reduced or eliminated for larger purchases, as detailed below or as described under “Sales Charge Reductions and Waivers for Class A Shares.” The investment levels required to obtain a reduced sales charge are commonly referred to as “breakpoints.”

All Acquiring Fund Class A purchases are subject to the terms described herein except for those purchases made through certain intermediaries.

In order to obtain a breakpoint discount, you must inform the Victory Funds or your Investment Professional at the time you purchase shares of the existence of the other Victory accounts or purchases of Victory Funds that are eligible to be linked for the purpose of calculating the initial sales charge. The Fund or your Investment Professional may ask you for records or other information about other Victory Funds held in your Victory accounts and any linked accounts, such as accounts opened with a different financial intermediary.

Current Victory sales-load schedules - non-municipal First Eagle Funds and Diamond Hill equity Funds

Your investment			Sales charge as % of		Sales charge as % of		Dealer concession as

			offering price		investment		% of offering price
Less than $[		]	[	]%	[	]%	5.00%

$[	] to $[	]	[	]%	[	]%	4.00%

$[	] to $[	]	[	]%	[	]%	3.00%

$[	] to $[	]	[	]%	[	]%	2.00%

$[	] or more		[	]%	[	]%	See below

Current Victory sales-load schedules - municipal First Eagle Funds and Diamond Hill fixed-income
Funds
Your investment		Sales charge as % of		Sales charge as % of		Dealer concession as

		offering price		investment		% of offering price
Less than $[	]	[	]%	[	]%	2.00%

		D-3
Your investment				Sales charge as % of	Sales charge as % of		Dealer concession as

			offering price		investment		% of offering price
$[	] to $[	]	[	]%	[	]%	1.50%

$[	] or more		[	]%	[	]%	See below

Purchases of $[			] or more in the first group and $[		] or more in the second group are not subject to
an initial sales charge. A CDSC of [				]% may apply if shares purchased without an initial sales charge are redeemed within 18 months, based on the lesser of their cost or net asset value at redemption. Reinvested distributions are not subject to that CDSC. The reductions and waivers described herein apply.

Investment Professionals may receive payments on those purchases at net asset value of 0.75% of the current purchase amount if cumulative prior purchases sold at net asset value plus the current purchase are less than $3 million; 0.50% if that total is $3 million to $4,999,999; and 0.25% if that total is $5 million or more. The Distributor or its affiliates may also advance Rule 12b-1 fees of 0.25% of the purchase amount for shareholder services.

Sales Charge Reductions and Waivers for Class A Shares

There are several ways you can combine multiple purchases of Acquiring Fund Class A shares to take advantage of reduced sales charges or, in some cases, eliminate sales charges.

For the Victory First Eagle mutual funds: There are a number of ways you can reduce or eliminate your sales charges, which we describe below. In order to obtain a Class A sales charge reduction or waiver, you must provide your financial intermediary or the Fund's transfer agent, at the time of purchase, with current information regarding shares of any Victory First Eagle Funds held in other accounts. This information must include account statements or other records (including written representations from the intermediary holding the shares) that indicate any accounts (e.g., retirement accounts) established (i) with the Victory First Eagle Funds and your Investment Professional; (ii) with other financial intermediaries; and (iii) in the name of any person having the same mailing address or tax identification number, with regard to Rights of Accumulation. For the Victory Diamond Hill mutual funds: There are a number of ways you can reduce or eliminate your sales charges, which we describe below. In order to obtain a Class A sales charge reduction or waiver, you must provide your financial intermediary or the Fund's transfer agent, at the time of purchase, with current information regarding shares of any Eligible Funds held in other accounts. This information must include account statements or other records (including written representations from the intermediary holding the shares) that indicate any accounts (e.g., retirement accounts) established (i) with the Eligible Funds and your Investment Professional; (ii) with other financial intermediaries; and (iii) in the name of any person having the same mailing address or tax identification number, with regard to Rights of Accumulation.

For the Victory First Eagle mutual funds: The availability of a sales charge reduction or waiver discussed below will depend upon whether you purchase your shares directly from the Fund or through a financial intermediary. If you are eligible for a sales charge reduction because you own shares of other Victory First Eagle Funds, you must notify the Fund or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge reductions or waivers. Some intermediaries impose different policies for sales charge waivers and reductions. These variations are described in the applicable Fund prospectus under “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.” Except as described with respect to the intermediaries specified in that prospectus, all Class A shares of the Victory First Eagle mutual funds are subject to the terms stated below. In order to obtain waivers and discounts that are not available through your intermediary, you must purchase Fund shares directly from the Fund, where available, or through another intermediary. For the Victory Diamond Hill mutual funds: The availability of a sales charge reduction or waiver discussed below will depend upon whether you purchase your shares directly from the Fund or through a financial intermediary. If you are eligible for a sales charge reduction because you own shares of other Eligible Funds, you must notify the Fund or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge reductions or waivers. Some intermediaries impose different policies for sales charge waivers and reductions. These variations are described in Appendix A to the applicable Acquiring Fund prospectus — Sales-Charge Schedules, Reductions and Waivers. Except as described with respect to the intermediaries specified in Appendix A to the applicable Acquiring Fund prospectus — Sales-Charge Schedules, Reductions and Waivers, all Class A shares are subject to the terms stated below. In order to obtain waivers and discounts that are not available through your intermediary, you must purchase Fund shares directly from the Fund, where eligible to do so, or through another intermediary.

You can find additional information regarding sales charges and their reductions, free of charge, at vcm.com/policies, by clicking on Victory Funds Pricing Policies.

You may reduce or eliminate the sales charge applicable to Acquiring Fund Class A shares in a number of ways:

Breakpoint - For the Victory First Eagle mutual funds: Purchase a sufficient amount to reach a breakpoint (see Calculation of Sales Charges for Class A Shares above). The sales charge schedule applies to the total amount invested in Class A shares by any “person,” which for this purpose includes any account having the same mailing address or tax identification number. If you purchase shares for several accounts at the same time, you may combine these investments into a single transaction to reduce the applicable sales charge. You may not combine individual accounts with corporate or partnership accounts for purposes of reducing the sales charge; For the Victory Diamond Hill mutual funds: Purchase a sufficient amount to reach a breakpoint (see Calculation of Sales Charges for Class A Shares above). The sales charge schedule applies to the total amount invested in Class A shares by any “person,” which for this purpose includes any account having the same mailing address or tax identification number. If you purchase shares for several accounts at the same time, you may combine these investments into a single transaction to reduce the applicable sales charge. You may not combine individual accounts with corporate or partnership accounts for purposes of reducing the sales charge;

Letter of Intent - For the Victory First Eagle mutual funds: You may qualify for a reduced sales charge by completing the Letter of Intent contained in the New Account Application or the Special Options Form, which you may obtain by contacting the Fund at [800-334-2143]. A Letter of Intent allows you to combine your aggregate purchases of shares of any Eligible Fund or Affiliated Interval Fund during a 13- month period for purposes of calculating the sales charge applicable to Class A shares of the Fund. Shares you already own will be credited as purchases toward completion of the Letter of Intent at their NAV on the date the Letter is executed; no retroactive adjustments will be made. For each investment you make, you must notify your Investment Professional, the Distributor or the Transfer Agent that a Letter of Intent is on file, along with all account numbers associated with it. The Letter of Intent is not a binding obligation. Nevertheless, 5.00% (or 2.50% in the case of the municipal Funds) of the amount specified in the Letter of Intent will be held in escrow, and if your purchases are less than the amount specified, you must remit to the Fund an amount equal to the difference between the sales charge paid and the sales charge applicable to the total purchases actually made. If you do not remit the payment within 20 days after written request, the Trust will redeem an appropriate number of escrowed shares to realize the difference. The sales charge applicable to your investment will not be higher than if you had not submitted a Letter of Intent. Either you (subject to these escrow rules) or the Trust may cancel the arrangement at will; For the Victory Diamond Hill mutual funds: You may qualify for a reduced sales charge by completing the Letter of Intent contained in the New Account Application or the Special Options Form, which you may obtain by contacting the Fund at [888-226-5595]. A Letter of Intent allows you to combine your aggregate purchases of shares of any Eligible Fund during a 13-month period for purposes of calculating the sales charge applicable to Class A shares of the Fund. Shares you already own will be credited as purchases toward completion of the Letter of Intent at their NAV on the date the Letter is executed; no retroactive adjustments will be made. For each investment you make, you must notify your Investment Professional, the Distributor or the Transfer Agent that a Letter of Intent is on file, along with all account numbers associated with it. The Letter of Intent is not a binding obligation. Nevertheless, [2.50% for Core Bond Fund; 3.75% for the Acquiring Fund corresponding to Diamond Hill Short Duration Income Fund; the applicable escrow percentage for each other Fund to be confirmed] of the amount specified in the Letter of Intent will be held in escrow, and if your purchases are less than the amount specified, you must remit to the Fund an amount equal to the difference between the sales charge paid and the sales charge applicable to the total purchases actually made. If you do not remit the payment within 20 days after written request, the Acquiring Trust will redeem an appropriate number of escrowed shares to realize the difference. The sales charge applicable to your investment will not be higher than if you had not submitted a Letter of Intent. Either you (subject to these escrow rules) or the Acquiring Trust may cancel the arrangement at will;

Right of Accumulation - For the Victory First Eagle mutual funds: Whereas a Letter of Intent allows you to qualify for a discount by combining your current purchase amount with purchases you intend to make in the near future, a Right of Accumulation allows you to reduce the initial sales charge on a Class A investment by combining the amount of your current purchase with the current NAV of Class A, Class C, Class Y and Class R6 shares of any Eligible Fund or Affiliated Interval Fund that you (including any account having the same mailing address or tax identification number) already own. If the current NAV of the shares already held plus the NAV of the current purchase exceeds a point in the sales charge schedule at which the charge is reduced, the entire current purchase is eligible for the reduced sales charge. To ensure that you receive a reduced price using the Fund’s Right of Accumulation, you or your Investment Professional must inform the Fund at the time of purchase that the Right applies and provide sufficient information to permit confirmation of qualification; For the Victory Diamond Hill mutual funds: Whereas a Letter of Intent allows you to qualify for a discount by combining your current purchase amount with purchases you intend to make in the near future, a Right of Accumulation allows you to reduce the initial sales charge on a Class A investment by combining the amount of your current purchase with the current NAV of Class A, Class C, Class Y and Class R6 shares of any Eligible Fund that you (including any account having the same mailing address or tax identification number) already own. If the current NAV of the shares already held plus the NAV of the current purchase exceeds a point in the sales charge schedule at which the charge is reduced, the entire current purchase is eligible for the reduced sales charge. To ensure that you receive a reduced price using the Fund’s Right of Accumulation, you or your Investment Professional must inform the Fund at the time of purchase that the Right applies and provide sufficient information to permit confirmation of qualification;

Reinstatement Privilege - For the Victory First Eagle mutual funds: You are entitled to a one-time per account privilege to reinvest in Class A shares of any Eligible Fund the proceeds of a full or partial redemption of shares from the same Fund (and the same account) at the then-applicable NAV without payment of a sales charge. To exercise this privilege, you must submit to the Transfer Agent or your broker of record, within 90 calendar days after the redemption, a written request for reinstatement and a check or bank wire in an amount not exceeding the redemption proceeds. Reinstatement will not prevent recognition of a gain realized on the redemption, and a loss may be disallowed for tax purposes; the gain or loss resulting from the redemption may be affected by exercising the reinstatement privilege if you held the redeemed shares for 90 days or less, or if you reinvested within 30 days; For the Victory Diamond Hill mutual funds: You are entitled to a one-time per account privilege to reinvest in Class A shares of any Eligible Fund the proceeds of a full or partial redemption of shares from the same Fund (and the same account) at the then-applicable NAV without payment of a sales charge. To exercise this privilege, you must submit to your broker of record, within 90 calendar days after the redemption, a written request for reinstatement and a check or bank wire in an amount not exceeding the redemption proceeds. Reinstatement will not prevent recognition of a gain realized on the redemption, and a loss may be disallowed for tax purposes; the gain or loss resulting from the redemption may be affected by exercising the reinstatement privilege if you held the redeemed shares for 90 days or less, or if you reinvested within 30 days;

Waiver - The Victory Diamond Hill mutual funds will completely waive the sales charge for Acquiring Fund Class A shares in the following cases:

Purchases of at least $[	] for the equity Funds or $[	] for the fixed-income Funds, subject to the
applicable contingent deferred sales charge;

Purchases by current officers, trustees, directors and employees of the Acquiring Trust, Victory Capital, the Distributor and their affiliates, and employees of certain firms providing services to the Acquiring Trust (such as the custodian and the shareholder servicing agent), and by the immediate family members of any such persons or any trust, pension, profit-sharing or other benefit plan for only such persons (see also “Eligibility of Individuals Associated with the Victory Funds and Fund Service Providers”);

Purchases by registered representatives or employees of authorized dealers, the immediate family members of such persons, and any trust, pension, profit-sharing or other benefit plan for only such persons;

Purchases by banks or trust companies or their affiliates, when the bank, trust company or affiliate is authorized to make investment decisions on behalf of a client;

Purchases by investment advisers and financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services, and by clients of such investment advisers and financial planners who place trades for their own accounts, if the accounts are linked to the master account of the investment adviser or financial planner on the books and records of the broker, agent, investment adviser or financial institution;

Purchases by retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts.” Investors nonetheless may be charged a fee if they effect transactions in Class A shares through a broker or agent;

Purchases through a financial intermediary that has entered into an agreement with the Distributor to offer the Fund’s shares to self-directed investment brokerage accounts and that may or may not charge a transaction fee to its customers. A listing of these intermediaries is included in Appendix A to the applicable Acquiring Fund prospectus - Sales-Charge Schedules, Reductions and Waivers;

[Transfers of Fund shares held in a taxable account to an IRA or other qualified retirement plan account to make a contribution to that account for which First National Bank is the custodian;]

[Transfers of Fund shares from an IRA or other qualified retirement plan account to a taxable account in connection with a required minimum distribution for which First National Bank is the custodian;]

Exchanges of Class Y shares for Class A shares of the same Fund effected by certain financial intermediaries in connection with a change in account type, or otherwise in accordance with the intermediary’s policies and procedures, that renders a shareholder ineligible for Class Y shares. The availability of this waiver depends on the policies, procedures and trading platforms of the intermediary; and

Shares issued in connection with the acquisition of, or merger or consolidation with, another investment company.

You should inform the Fund or your Investment Professional at the time of purchase of the sales charge waiver category which you believe applies. At the Distributor’s discretion, purchases of Class A shares at NAV may require written assurance that the purchase is being made for investment purposes and that the shares will not be resold except through redemption. If required, you must provide such assurance to the Distributor or the Transfer Agent at the time of purchase on a form available from the Acquiring Trust.

For the Victory First Eagle mutual funds, the sales charge for Class A shares will be waived in the following cases:

Purchases of at least $[	] for the non-municipal Funds or $[	] for the municipal Funds, subject to
the applicable contingent deferred sales charge;

Purchases by current officers, trustees, directors and employees of the Acquiring Trust, Victory Capital, the Distributor and their affiliates, and employees of certain firms providing services to the Acquiring Trust (such as the custodian and the shareholder servicing agent), and by the immediate family members of any such persons or any trust, pension, profit-sharing or other benefit plan for only such persons (see also “Eligibility of Individuals Associated with the Victory Funds and Fund Service Providers”);

Purchases by registered representatives or employees of authorized dealers, the immediate family members of such persons, and any trust, pension, profit-sharing or other benefit plan for only such persons;

Purchases by banks or trust companies or their affiliates, when the bank, trust company or affiliate is authorized to make investment decisions on behalf of a client;

Purchases by investment advisers and financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services, and by clients of such investment advisers and financial planners who place trades for their own accounts, if the accounts are linked to the master account of the investment adviser or financial planner on the books and records of the broker, agent, investment adviser or financial institution;

Purchases by retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts.” Investors nonetheless may be charged a fee if they effect transactions in Class A shares through a broker or agent;

Purchases through a financial intermediary that has entered into an agreement with the Distributor to offer the Fund’s shares to self-directed investment brokerage accounts and that may or may not charge a transaction fee to its customers. A listing of these intermediaries is included in the applicable Fund prospectus under “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries”;

Purchases for existing accounts in which shares of the Fund are purchased directly through the Distributor;

Transfers of Fund shares held in a taxable account to an individual retirement account or other qualified retirement plan account for the purpose of making a contribution to that account, and transfers of Fund shares from such an account to a taxable account in connection with a required minimum distribution, in each case where UMB Bank, n.a. is the custodian;

Purchases of Class A shares of the Victory First Eagle Rising Dividend Fund by shareholders who held Class Y shares of the predecessor First Eagle Rising Dividend Fund at the time those shares were converted to Class A shares of the predecessor First Eagle Rising Dividend Fund;

Exchanges of Class Y shares for Class A shares of the same Fund effected by certain financial intermediaries in connection with a change in account type, or otherwise in accordance with the intermediary’s policies and procedures, that renders a shareholder ineligible for Class Y shares. The availability of this waiver depends on the policies, procedures and trading platforms of the intermediary; and

Shares issued in connection with the acquisition of, or merger or consolidation with, another investment company.

You should inform the Fund or your Investment Professional at the time of purchase of the sales charge waiver category which you believe applies. At the Distributor’s discretion, purchases of Class A shares at NAV may require written assurance that the purchase is being made for investment purposes and that the shares will not be resold except through redemption. If required, you must provide such assurance to the Distributor or the Transfer Agent at the time of purchase on a form available from the Acquiring Trust.

For the Victory First Eagle mutual funds, Class A shares are not available for new accounts opened directly through the Transfer Agent without the use of a financial intermediary. For the Victory Diamond Hill mutual funds, Class A shares of Core Bond Fund and the Acquiring Fund corresponding to Diamond Hill Short Duration Income Fund are not available for new accounts opened directly through the Transfer Agent without a financial intermediary.

CDSC for Class A Shares

A CDSC of [ ]% may be imposed on certain redemptions of Acquiring Fund Class A shares purchased without an initial sales charge if any of those shares are redeemed within 18 months of purchase. This charge will be based on either the cost of the shares or NAV at the time of redemption, whichever is lower. No CDSC is imposed on shares representing reinvested distributions.

For the Victory Diamond Hill mutual funds, in determining whether a Class A CDSC is payable when shares are redeemed, shares that are not subject to the sales charge, including those purchased with reinvested distributions, will be redeemed first; the remaining shares will be redeemed in the order in which you purchased them.

More information is available in “CDSC Reductions and Waivers for Class A and Class C Shares”. Reductions and waivers are also available through certain intermediaries. All Acquiring Fund Class A purchases are subject to the terms described herein except for those purchases made through certain intermediaries.

No sales charge will be imposed solely as a result of the Reorganization.

Acquiring Fund Class C Shares

Acquiring Fund Class C shares have no front-end sales charge. All your money goes to work for you right away.

A CDSC may be imposed if you sell your shares within 12 months of purchase. The CDSC may be waived or reduced in certain circumstances as discussed under CDSC Reductions and Waivers for Class A and Class C Shares.

Acquiring Fund Class C shares also pay ongoing distribution and/or service (12b-1) fees. Higher annual expenses than all other classes of shares.

CDSC for Class C Shares

You will pay a [ ]% CDSC on any Acquiring Fund Class C shares you sell within 12 months of purchase. The CDSC is based on the current value of the shares being sold or their NAV when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. There is no CDSC imposed when you exchange your shares for Acquiring Fund Class C shares of another eligible Acquiring Fund; however, your exchange is subject to the same CDSC schedule that applied to your original purchase.

An investor may, within 90 days of a redemption of Class C shares, reinvest all or part of the redemption proceeds in the Acquiring Fund Class C shares of any eligible Acquiring Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. Acquiring Fund Class C share proceeds reinvested do not result in a refund of any CDSC paid by the shareholder, but the reinvested shares will be treated as CDSC exempt upon reinvestment. The shareholder must ask the Distributor for such privilege at the time of reinvestment.

To keep your CDSC as low as possible, each time you sell shares we will first sell shares in your account that are not subject to a CDSC. If there are not enough of these to meet your sale, we will sell the shares in the order they were purchased.

For the Victory Diamond Hill mutual funds: [The Distributor may pay a dealer a commission of 1.00% of the amount invested when Class C shares are purchased. Any applicable Class C CDSC is used to compensate the Distributor for this payment. Distribution and service fees on Class C shares that are no longer subject to a CDSC are paid to dealers monthly.]

CDSC Reductions and Waivers for Class A and Class C Shares

No CDSC is imposed on redemptions of Acquiring Fund Class A and Class C shares in the following circumstances:

To the extent that the shares redeemed:

are no longer subject to the holding period for such shares; resulted from reinvestment of distributions; or

were exchanged for shares of another eligible Acquiring Fund as allowed by the Acquiring Fund’s prospectus, provided that the shares acquired in such exchange or subsequent exchanges will continue to remain subject to the CDSC, if applicable, calculated from the original date of purchase until the applicable holding period expires. In determining whether the CDSC applies to each redemption, shares not subject to a CDSC are redeemed first;

Following the death or post-purchase disability of: a registered shareholder on an account; or

a settlor of a living trust, of shares held in the account at the time of death or initial determination of post- purchase disability;

Distributions from individual retirement accounts, Section 403(b), Section 457 and Section 401 qualified plans, where redemptions result from:

required minimum distributions with respect to that portion of such contributions that does not exceed 12% annually;

tax free returns of excess contributions or returns of excess deferral amounts; distributions on the death or disability of the account holder;

distributions for the purpose of a loan or hardship withdrawal from a participant plan balance; or distributions as a result of separation of service; or

distribution that is rolled over to or reinvested in another eligible Acquiring Fund in the same class of shares, which will be subject to the CDSC of the shares originally held.

Distributions as a result of a Qualified Domestic Relations Order or Domestic Relations Order required by a court settlement;

Distributions made pursuant to the Fund’s right to liquidate or involuntarily redeem share in a shareholder’s account;

Distributions made to pay an account’s advisory or custodial fees;

In instances where the investor’s dealer or institution waived its commission in connection with the purchase and notifies the Distributor prior to the time of investment;

When the redemption is made as part of a Systematic Withdrawal Plan (including dividends), up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established; or

Participant-initiated distributions from employee benefit plans or participant-initiated exchanges among investment choices in employee benefit plans.

Class C Share Conversion

For the Victory First Eagle mutual funds, class C shares will convert automatically to Class A shares of the same Fund eight years after the end of the month of original purchase, provided that the applicable holding period can be identified. If you purchased such Class C shares by exchange for Class C shares of another Eligible Fund, the conversion period runs from the date of original purchase. Such conversions will take place on the 25th day of the month (or if the 25th is not a business day, the next business day thereafter). Your financial intermediary may have a conversion schedule that is shorter than eight years. Class C conversions will be effected at the relative NAV of each such class without the imposition of any sales charge, fee, or other charge. In the case of shares held through certain intermediary accounts, such as group retirement plan recordkeeping platforms, the Fund may not be able to independently determine the holding period for the shares to assess eligibility for the conversion, and may not be able to initiate a conversion without the assistance of the intermediary; shareholders holding shares through such accounts may contact their intermediary with questions regarding conversions. For the Victory Diamond Hill mutual funds, Class C shares convert automatically to Class A shares eight years after the end of the month of the original purchase, on the 25th day of the applicable month or the next business day if the 25th is not a business day. Holding periods of Class C shares acquired through an exchange are measured from the original purchase of the exchanged shares. Conversion requires records that identify the applicable holding period; investors should contact their financial intermediary for assistance in establishing eligibility. A financial intermediary may use a shorter conversion period or different processing schedule. Conversions occur at the relative NAVs without a sales charge or conversion fee. Predecessor Class C holding periods are credited for purposes of automatic Class C conversion.

You may be able to voluntarily convert your Acquiring Fund Class C shares before the stated anniversary to a different share class of the same Acquiring Fund that has a lower total annual operating expense ratio provided certain conditions are met. This voluntary conversion feature is intended for shares held through a financial intermediary offering a fee-based or wrap fee program that has an agreement with Victory Capital or the Distributor specific for this purpose. Generally, Acquiring Fund Class C shares are not eligible for conversion until the applicable CDSC period has expired. Please contact your financial intermediary for additional information.

For the Victory First Eagle mutual funds: Optional conversions to Class Y. You may convert Class A shares and Class C shares of the Fund having an aggregate value of $[ ] or more into Class Y shares of the same Fund. Class A shares and Class C shares held through certain “wrap fee” programs and 401(k) plans also may be eligible to be converted to Class Y shares of the same Fund. If the shares are no longer subject to a CDSC and the conversion is consistent with your dealer or financial intermediary’s policies and procedures, Class A shares and Class C shares also may be eligible to be converted to Class Y shares of the same Fund.

For the Victory First Eagle mutual funds: Conversions to Class Y for directly held accounts. Class A shares and Class C shares of the Fund held directly with the Fund without a full service intermediary will convert to Class Y shares of the same Fund, provided the account(s) have an aggregate value of $[ ] or more. Share balances of accounts held directly with the Fund are examined annually to determine an account’s eligibility for conversion. Shareholders will be notified in writing before any such conversion to Class Y shares.

For the Victory First Eagle mutual funds: Optional conversions to Class R6. Shares of any other class may be converted to Class R6 shares of the same Fund, provided the eligibility requirements for Class R6 shares are met.

For the Victory Diamond Hill mutual funds: [Eligible Class A and Class C holdings with an aggregate value of at least $[ ] in a Fund may convert to Class Y shares of that Fund under the corresponding Acquired Fund conversion arrangements. These conversions are an exception to the otherwise applicable Class Y initial investment minimum. Eligible accounts, including wrap and 401(k) accounts, remain subject to applicable intermediary conversion policies and any unexpired CDSC. Direct Class A and Class C accounts meeting the $[ ] threshold are reviewed annually for automatic conversion, with advance written notice. Holders of any other class who satisfy Class R6 eligibility requirements may request conversion to Class R6 shares.]

Processing Your Voluntary Exchange/Conversion

If your exchange or conversion request is received and accepted by the Acquiring Fund, an Investment Professional or other intermediary by the close of trading as described in the section titled, “Pricing of Mutual Fund Shares,” then your request will be processed the same day. If received after the close of trading, your request will be processed on the next business day. Please contact your financial intermediary regarding the tax consequences of any exchange or conversion.

Exchanges into the same share class of another eligible Acquiring Fund will occur at the respective NAVs of the Acquiring Fund’s share classes involved in the exchange next calculated after receipt and acceptance of your exchange request in good order without an additional sales charge. Share class conversions will be based on the respective NAV of each class as of the trade date of the conversion. Consequently, you may receive fewer shares or more shares than originally owned, depending on that day’s NAVs. For the Victory Diamond Hill mutual funds, conversion from a class subject to a CDSC to a class without a CDSC before expiration of the applicable holding period remains subject to that CDSC unless a waiver applies.

Acquiring Fund Class C purchases of $[	] or more in a Fund pursuing an equity strategy, or $[	]
or more in a Fund pursuing a fixed-income strategy, will be made in Class A shares. Class C shares are not offered by Victory First Eagle U.S. Smid Cap Opportunity Fund, Victory First Eagle Global Real

Assets Fund or Victory First Eagle High Yield Municipal Completion Fund. Other Class C offerings are subject to the share classes described for the particular Acquiring Fund. Among the Victory Diamond Hill mutual funds, Class C shares are offered only by Core Bond Fund and the Acquiring Fund corresponding to Diamond Hill Short Duration Income Fund.

For the Victory First Eagle mutual funds, Class C shares are not available for new purchases directly through the Transfer Agent without a broker or other financial intermediary.

For the Victory Diamond Hill mutual funds, investors purchasing Class C shares directly through the Transfer Agent must have a broker of record. Class C shares in accounts without a broker of record are subject to conversion to Class A shares.

Acquiring Fund Class R6 Shares

Acquiring Fund Class R6 shares have no front-end sales charge or CDSC. All your money goes to work for you right away.

Acquiring Fund Class R6 shares do not pay any ongoing distribution and/or service (12b-1) fees. Class R6 shares are only available to certain investors.

Typically lower annual expenses than all other classes of shares.

Eligibility

Acquiring Fund Class R6 shares may only be purchased by: Registered investment companies;

Retirement plans, including Section 401 and 457 plans, Section 403 plans sponsored by a Section 501(c)(3) organization, employer sponsored benefit plans (including health savings accounts) and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;

Endowments and foundations; or

Investors who purchase through Advisory Programs with an approved financial intermediary.

For the Victory First Eagle mutual funds, Class R6 shares are also available to affiliated and unaffiliated registered investment companies, collective investment trusts, the retirement and deferred-compensation plans described in the Fund's prospectus, and eligible Fund trustees and affiliated individuals. Class R6 shares generally are held in plan-level or omnibus accounts and are not generally available through individual IRAs, Coverdell education savings accounts, SEP or SARSEP plans, SIMPLE IRAs or Section

529 plans; non-retirement accounts may be eligible through certain fee-based platforms that have an agreement with the Distributor. Availability depends on the intermediary or recordkeeper and its arrangements with the Fund.

For the Victory Diamond Hill mutual funds: Class R6 shares may only be purchased by: Registered investment companies, whether or not affiliated with Victory Capital, and collective investment trusts; Retirement plans, including Section 401(a) plans (including Section 401(k) plans, Keogh plans, profit- sharing, money purchase, target benefit and defined benefit pension plans, and Taft-Hartley multi- employer pension plans) and Section 457 plans (including governmental and tax-exempt plans), Section 403(b) plans sponsored by a Section 501(c)(3) organization, employer sponsored benefit plans (including health savings accounts and voluntary employees’ beneficiary association (VEBA) plan trusts) and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans; Corporations, non-profit organizations, charitable trusts, endowments, foundations and other entities deemed by the principal underwriter to be financial institutions or institutional buyers; Trustees of the Fund and other individuals who are affiliated with the Fund (see “Eligibility of Individuals Associated with the Victory Funds and Fund Service Providers”); or Investors who purchase through advisory programs with an approved financial intermediary in which the financial intermediary typically charges the investor a fee based upon the value of the account (“Advisory Programs”). Class R6 shares also may be purchased by individual investors through financial intermediaries acting in an investment advisory capacity that have entered into a written agreement with Victory Capital or the Fund to offer those shares through an omnibus account held at the Fund.

For the Victory Diamond Hill mutual funds: [No compensation, administrative payments, sub-transfer agency payments or service payments are paid to broker-dealers or other financial intermediaries from Fund assets, or from the resources of Victory Capital or its affiliates on sales of or investments in Class R6 shares.]

Acquiring Fund Class Y Shares

Acquiring Fund Class Y shares have no front-end sales charge or CDSC. All your money goes to work for you right away.

Acquiring Fund Class Y shares do not pay any ongoing distribution and/or service (12b-1) fees. Acquiring Fund Class Y shares are only available to certain investors.

Typically lower annual expenses than Acquiring Fund Class A and Class C shares.

Eligibility

Acquiring Fund Class Y shares may only be purchased by:

Institutional and individual retail investors with a minimum investment in Acquiring Fund Class Y shares of $[ ] who purchase through certain broker-dealers or directly from the transfer agent;

Clients of state-registered or federally registered investment advisors (RIAs), where such RIAs trade

through institutional trading platforms approved by an Acquiring Fund, who invest at least $[	];

Brokerage platforms of firms that have agreements with the Distributor to offer such shares solely when acting as an agent for the investor. An investor transacting in Acquiring Fund Class Y shares through these programs may be required to pay a commission and/or other forms of compensation to the broker;

Pension, profit sharing, employee benefit and other similar plans and trusts that invest in an Acquiring Fund;

Investors who purchase through Advisory Programs with an approved financial intermediary; registered investment companies (for the Victory First Eagle mutual funds); investment advisory clients of Victory Capital; or investment advisors, consultants, broker-dealers and other financial intermediaries investing for their own accounts or for the accounts of their immediate family members.

The Acquiring Funds may allow a lower initial investment if, in the opinion of the Distributor, the
investor has the adequate intent and availability of assets to reach a future level of investment of $[		].
For the Victory First Eagle mutual funds, retirement plans generally must invest at least $[	] in the

aggregate through a plan-level or omnibus account to qualify for Class Y shares; plans requiring the Fund to pay administrative fees or payments per participant to a third party generally are not eligible for Class Y shares. Additional Class Y eligibility and minimum-investment exceptions include approved wrap-fee and intermediary arrangements and, for Victory First Eagle Small Cap Opportunity Fund, qualifying investors in vehicles previously managed by its investment team, as described in the Fund's prospectus.

For the Victory Diamond Hill mutual funds, pension, profit sharing, employee benefit and other similar plans and trusts must meet the $[ ] minimum initial investment in an omnibus or pooled account within the Fund. Plans that will require the Fund to pay any type of administrative fee or payment per participant account to a third party are generally not eligible for Class Y shares, but may be able to purchase an otherwise eligible share class that permits the required payments. Approved wrap fee programs are included in Advisory Programs, and the Class Y minimum may be waived for certain intermediaries that have entered into a relevant agreement with the Distributor. Class A shares and Class C shares may be converted to Class Y shares in the circumstances described above.

Eligibility of Individuals Associated with the Victory Funds and Fund Service Providers

Current and retired Victory Fund trustees and the officers, directors, trustees, employees, and family members of employees of Victory Capital or Affiliated Providers are eligible to purchase the lowest expense share class offered by the Fund. In the case of Acquiring Fund Class A shares, such purchases are not subject to a front-end sales charge. “Affiliated Providers” are affiliates of Victory Capital and organizations that provide services to Victory Portfolios V.

For shareholders receiving Class Y or Class R6 shares in a Reorganization, the confirmed class mapping governs receipt of those shares. The foregoing eligibility and minimum-investment rules apply to subsequent purchases, subject to applicable exceptions.]

Purchases and Automatic Investment Programs

Acquired Funds - First Eagle mutual funds. Investors may purchase through authorized intermediaries. Eligible direct account purchases may be paid by check, bank wire or an established automated clearing house ("ACH") arrangement, subject to the applicable share-class restrictions. The automatic investment program provides for investments of at least $100, semi-monthly, monthly or quarterly, from a designated bank account. Fund and intermediary eligibility, account documentation and good-order requirements apply.

Acquired Funds - Diamond Hill mutual funds. Accounts must have a U.S. resident address and a valid U.S. taxpayer identification number and may be established directly, where eligible, or through a financial intermediary using the applicable account application and identification information. Purchases may be paid by check or wire, and established accounts may use authorized electronic transactions. The automatic investment plan permits monthly investments of at least $100 from a designated bank account. The Funds may reject purchase orders, and a financial intermediary may apply additional requirements or charge its own transaction fees.

[Acquiring Funds. Minimum initial and subsequent investments, class eligibility and available exceptions are set forth under "Acquiring Fund Share-Class Terms and Investment Minimums" above. Purchases may be made through participating financial intermediaries or directly where the relevant class and account are eligible. The applicable transfer agent must receive the required account information and payment in good order.]

[For the Victory First Eagle mutual funds, purchases and subsequent investments may be made through an authorized dealer or, for an eligible established account, by check, ACH or wire under the Transfer Agent's procedures. Contact the Transfer Agent before sending a wire. New Class A accounts and new Class C purchases directly through the Transfer Agent require a financial intermediary. The Victory Diamond Hill mutual funds will retain the corresponding Acquired Funds' purchase procedures described above.]

[For the Victory First Eagle mutual funds, checks must be payable in U.S. dollars through a U.S. bank and generally may not be starter checks or third-party checks, except as permitted for IRA investments. Wire instructions must be obtained from the Transfer Agent. The Victory Diamond Hill mutual funds will retain the corresponding Acquired Funds' check and wire procedures. They do not accept cash, money orders, travelers' checks, postdated checks, third-party checks, credit-card or convenience checks, starter checks, or cashier's checks exceeding $10,000.]

[For the Victory First Eagle mutual funds, an Automatic Investment Plan permits investments of at least $100 on a semi-monthly, monthly or quarterly basis, generally on the 5th and/or 20th, from a designated checking or savings account. Allow at least 30 days to establish the plan. The Victory Diamond Hill mutual funds will retain the corresponding Acquired Funds' automatic-investment arrangements, including the $100 monthly minimum described above.]

Redemptions and Systematic Withdrawals

Acquired Funds - First Eagle mutual funds. Redemptions may be requested through an intermediary or by permitted telephone or written instructions to the transfer agent. Signature guarantees and evidence of authority are required in specified circumstances, including checks exceeding $100,000 or proceeds sent to a different person, address or previously undesignated bank account. Payment is generally made within three business days after a proper request, but may take up to seven days; payment for recently purchased shares may await clearance of the purchase proceeds. Proceeds may be sent by check, ACH or wire, subject to applicable requirements and wire charges.

First Eagle Funds ordinarily pays cash redemptions up to the lesser of $250,000 or 1% of a Fund's total value, and reserves the right to pay larger amounts in marketable securities or other traded assets. Assets distributed in kind remain exposed to market risk and may involve transaction costs and taxable gain or loss when sold. The systematic withdrawal plan ordinarily requires a $10,000 account balance and allows withdrawals of at least $50 monthly, quarterly or annually; distributions are reinvested under the plan. Withdrawals can reduce or exhaust the account and are not investment income.

Acquired Funds - Diamond Hill mutual funds. Redemptions may be requested by mail, through an intermediary or by authorized telephone instructions. Proceeds may be paid by check, ACH or wire, subject to the account's instructions and applicable fees. A Medallion signature guarantee is required for a redemption of $100,000 or more, if the address of record has changed within the preceding 15 days, or if proceeds are payable to a different person or sent to an address or bank account other than the one of record. A notarization is not a substitute for a Medallion signature guarantee. Payments are normally made within one to three business days, but may take up to seven days, subject to collection of recent purchase payments. The Funds ordinarily use cash or cash equivalents, portfolio sales or available borrowing arrangements to meet redemptions and may make payments in kind in appropriate circumstances. Telephone privileges require written enrollment and are not available for IRA accounts; redemptions of $100,000 or more require written instructions with a signature guarantee.

[For the Victory First Eagle mutual funds, redemption proceeds generally are paid within three business days and in any event within seven days, subject to applicable law. For shares purchased by check or ACH, payment may be delayed until the purchase proceeds are collected, which can take up to 15 days. ACH proceeds generally are credited on the second business day; wire proceeds generally are sent on the next business day and may be subject to a wire fee. The Victory Diamond Hill mutual funds will retain the corresponding Acquired Funds' redemption procedures described above, including the normal one-to-three-business-day payment period, subject to the seven- day limit. Payment for Diamond Hill shares purchased by check or ACH may be held until the payment clears, which may take up to 10 business days. A $9 fee will be deducted from Diamond Hill wire redemption proceeds.]

[For the Victory First Eagle mutual funds, redemption proceeds normally are paid in cash up to the lesser of $250,000 or 1% of the Fund's total value; the Fund reserves the right to make higher redemption payments in kind, subject to applicable law. Securities received in kind may be difficult to sell, may entail transaction costs and may fluctuate in value before sale. The Victory Diamond Hill mutual funds normally pay redemption proceeds in cash, for each shareholder during any 90-day period, up to $250,000 or 1% of the Fund's net asset value at the beginning of that period, whichever is less. Higher redemption payments may be made in marketable securities for which quotations are readily available.]

[For the Victory First Eagle mutual funds, a systematic withdrawal plan requires an account value of at least $10,000 and withdrawals of at least $50 monthly, quarterly or annually, generally on the 3rd, 15th or 25th. Dividends and capital-gain distributions must be reinvested, and regular purchases should not be made while the plan is in effect. Payments attributable to recent check or ACH purchases may be subject to the 15-day collection period. A CDSC may apply unless an available waiver applies. For the Victory Diamond Hill mutual funds, availability of a Systematic Withdrawal Plan and the related CDSC waiver remains subject to confirmation.]

Exchanges

Acquired Funds - First Eagle mutual funds. Eligible shares may generally be exchanged at NAV for the same class of another eligible First Eagle Fund, subject to minimums, class eligibility, sales-charge/CDSC rules, fund availability and the short-term trading policy. The prospectus permits specified automatic exchanges of at least $100. Original holding periods are relevant to the Class C conversion and applicable CDSC provisions. First Eagle High Yield Municipal Completion Fund is not an eligible retail exchange fund.

Acquired Funds - Diamond Hill mutual funds. Shares generally may be exchanged by authorized telephone or written instructions for eligible shares of another Diamond Hill mutual fund, subject to the receiving Fund's minimum investment and eligibility rules and the trading restrictions. The accounts must have the required matching registration. An exchange is effected at the next determined NAVs and constitutes a redemption and purchase for tax purposes.

[Acquiring Funds. Subject to share-class eligibility and the retained-transfer-agent limitations below, shares may be exchanged for shares of the same class of another eligible Acquiring Fund within the corresponding predecessor fund family. Exchanges are effected at net asset value without an initial sales charge or CDSC at the time of exchange. Shares acquired in an exchange remain subject to any CDSC applicable to the originally purchased shares, using the original purchase date. For the Victory First Eagle mutual funds, the receiving account must satisfy the applicable minimum investment; exchanges may be requested through the financial intermediary or by authorized instructions to the Transfer Agent. The Victory Diamond Hill mutual funds will retain the corresponding Acquired Funds' exchange procedures described above.]

Immediately following the Reorganizations, exchange privileges will continue within the corresponding predecessor fund family, but will not extend to other Victory funds to the extent that the Acquiring Funds operate under different transfer agent platforms than the Victory funds. Exchanges remain subject to the applicable transfer agents' arrangements, share-class eligibility and matching account registration. The Completion Fund's separately managed account eligibility restrictions and the ETF trading structure are not displaced by the mutual-fund exchange privilege. An exchange between different Funds generally has tax consequences.

[For the Victory First Eagle mutual funds, automatic exchanges of at least $100 may be made monthly between eligible same-class accounts. If the originating account contains less than the specified amount, its remaining balance will be exchanged and the automatic-exchange arrangement will terminate. The same eligibility and retained-transfer-agent limitations apply. The Victory Diamond Hill mutual funds will retain the corresponding Acquired Funds' automatic-exchange arrangements, if available.]

[For the Victory First Eagle mutual funds, class C shares will convert automatically to Class A shares of the same Fund eight years after the end of the month of original purchase, provided that the applicable holding period can be identified. If you purchased such Class C shares by exchange for Class C shares of another Eligible Fund, the conversion period runs from the date of original purchase. Such conversions will take place on the 25th day of the month (or if the 25th is not a business day, the next business day thereafter). Your financial intermediary may have a conversion schedule that is shorter than eight years. Class C conversions will be effected at the relative NAV of each such class without the imposition of any sales charge, fee, or other charge. In the case of shares held through certain intermediary accounts, such as group retirement plan recordkeeping platforms, the Fund may not be able to independently determine the holding period for the shares to assess eligibility for the conversion, and may not be able to initiate a conversion without the assistance of the intermediary; shareholders holding shares through such accounts may contact their intermediary with questions regarding conversions. For the Victory Diamond Hill mutual funds, Class C shares convert automatically to Class A shares eight years after the end of the month of the original purchase, on the 25th day of the applicable month or the next business day. Original holding periods are credited for shares acquired through exchanges or the Reorganization, subject to identification of the holding period; an intermediary may use a shorter period or different processing schedule. Certain Class C shares held through an approved fee-based or wrap program may qualify for voluntary conversion to a lower-expense class, generally after the applicable CDSC period has expired.]

Frequent Purchases and Redemptions

Acquired Funds - First Eagle mutual funds. The Funds review shareholder trading to identify activity that may harm a Fund, either individually or as a pattern. Even one trade or exchange may be deemed inappropriate. Identified activity can result in suspension of trading or exchange privileges or closure of an account, temporarily or permanently. The current prospectus states that purchases and redemptions in High Yield Municipal Fund, Short Duration High Yield Municipal Fund and Core Plus Municipal Fund are expected to be generally exempt from the policy, subject to Board approval, while the Board retains authority to impose or modify restrictions. Intermediary and omnibus arrangements can limit detection, and the Funds cannot guarantee that all inappropriate trading will be prevented.

Acquired Funds - Diamond Hill mutual funds. The Funds monitor selected trading activity for short-term or excessive trading that may harm shareholders. They may seek additional information, ask that trading cease, or reject purchases and exchanges. Monitoring through financial intermediaries and omnibus accounts is subject to information and enforcement limitations.

[Acquiring Funds. The Acquiring Funds will retain the corresponding Acquired Funds' short-term trading policies described above. No change to those policies is proposed in connection with the Reorganizations.]

[Additional Acquiring Fund Account Procedures and Services Opening an Account; Purchases Through Financial Intermediaries

The following additional account procedures describe the Victory First Eagle mutual funds. The Victory Diamond Hill mutual funds will retain the corresponding Acquired Funds' account procedures, except for the share-class and sales-charge changes described above. The Completion Fund and ETFs are addressed separately.

Opening Your Account

Subject to the Class A and Class C intermediary requirements described above, you may open an account by completing an account application and sending it to the Fund by mail or by fax. Please call the Fund to obtain an account application. Certain types of accounts, such as retirement accounts, have separate applications.

Use your account application to select options and privileges for your account. You can change your selections at any time by sending a completed account options form to the Fund. You may be required to obtain a signature guarantee to make certain changes to an existing account.

The Acquiring Trust typically does not offer or sell shares to non-U.S. residents. For this purpose, a U.S. resident is an account with a U.S. address of record (including APO, FPO and DPO addresses), all of whose owners reside in the United States at the time of sale. An existing account changed to a non-U.S. address may be restricted from making additional investments.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, you will need to supply your name, address, date of birth, and other information that will allow the Fund to identify you.

The Funds may close your account if we cannot adequately verify your identity. The redemption price will be the net asset value on the date of redemption.

If you invest in the Fund through your financial intermediary or through a retirement plan, the options and services available to you may be different from those discussed in this Proxy Statement/Prospectus. Shareholders investing through financial intermediaries, programs sponsored by financial intermediaries and retirement plans may only purchase Funds and classes of shares that are available. When you invest through an account that is not in your name, you generally may buy and sell shares and complete other transactions only through the account. Ask your investment professional or financial intermediary for more information.

Additional conditions may apply to your investment in the Fund, and the investment professional or intermediary may charge you a transaction-based, administrative or other fee for its services. These conditions and fees are in addition to those imposed by the Fund and its affiliates. You should ask your investment professional or financial intermediary about its services and any applicable fees.

Obtain the current account application and the applicable transfer agent's mailing, electronic and wire instructions before sending an investment. The Acquiring Funds will retain the transfer agents identified in this Proxy Statement/Prospectus. The applicable transfer agent will provide the instructions for the particular Fund and account.

Distribution Options

The Fund offers five distribution options. Any Fund shares you buy by reinvesting distributions will be priced at the applicable net asset value per share.

(1)Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund will automatically be invested in additional Fund shares.

(2)You may elect to have dividends paid in cash and capital-gain distributions reinvested in additional shares, or dividends reinvested and capital-gain distributions paid in cash.

(3)You may elect to have the full amount of any dividends and/or capital gain distributions paid to you in cash.

(4)In most cases, you may direct distributions to another Eligible Fund, subject to applicable sales charges. (5) In most cases, you may have distributions transferred to a bank checking or savings account with an identical registration, generally within seven days of the dividend payment date.

If you elect to receive your distributions by check, and the distribution amount is $25 or less, the amount will automatically be reinvested in the Fund. Otherwise, a check will be mailed to you no later than seven days after the dividend payment date. If you choose to have your distribution proceeds mailed to you and either the U.S. Postal Service is unable to deliver the distribution check to you or the check remains outstanding for at least six months, the distribution option on your account will default to the reinvestment option as described above. Each Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed distribution checks.

Directed Dividends

In most cases, you can automatically reinvest distributions in shares of another Eligible Fund. If you reinvest distributions in a different Eligible Fund, you may pay a sales charge on the reinvested amount.

Directed dividends remain subject to the limitations on account services and exchanges described above while the Acquiring Funds and the other Victory funds use different transfer agents.

Direct Deposit

In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the Transfer Agent will transfer distributions within seven days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.

Reinstatement Privilege (Class A shares)

If you recently sold all or part of your Class A shares, you have a one-time per-account privilege to reinvest all or part of your sale proceeds without a sales charge in Class A shares of any eligible Acquiring Fund. To qualify for reinstatement:

You must send a written request to the Fund no more than 90 calendar days after selling your shares; and

The request must relate to a full or partial redemption from the same Fund and account and must be accompanied by a check or bank wire not exceeding the redemption proceeds.

When you elect reinstatement, you are subject to the provisions outlined in the selected Fund’s prospectus, including the Fund’s minimum investment requirement. Your sale proceeds will be reinvested in shares of the Fund at the Class A net asset value per share determined after the Fund receives your written request for reinstatement. You may realize a gain or loss for federal income tax purposes as a result of your sale of Fund shares, and special tax rules may apply if you elect reinstatement. Consult your tax adviser for more information.

Shareholder Communications and Other Account Policies

Household Delivery of Fund Documents

In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Funds may send only one copy of any shareholder reports, proxy statements, prospectuses and their supplements, unless you have instructed us to the contrary. You may request that the Funds send these documents to each shareholder individually by calling the Funds at [800-334-2143], and they will be delivered promptly.

Confirmation Statements

The Transfer Agent maintains your account and records your transactions. You will receive a confirmation for each purchase, exchange or redemption and periodic account statements. Shares are recorded in book-entry form; certificates are not issued.

Tax Information

Early each year, the Fund will mail you information about the tax status of the dividends and distributions paid to you by the Fund.

Privacy

The Fund has a policy designed to protect the privacy of your personal information. A copy of Victory Capital’s privacy notice will be provided in connection with the opening or transfer of your account. The Fund will send you a copy of the privacy notice each year. You may also obtain the privacy notice by calling the Fund or through the Victory Fund’s website.

Telephone and Website Access

You may have difficulty contacting the Fund by telephone or accessing vcm.com during times of market volatility or disruption in telephone or Internet service.

Other Policies

The Fund and the distributor reserve the right to:

reject any purchase or exchange order for any reason, without prior notice modify, limit or suspend exchange privileges in accordance with the applicable Fund's existing exchange policies and applicable law revise, suspend, limit or terminate the account options or services available to shareowners at any time, except as required by the rules of the Securities and Exchange Commission

The Fund reserves the right to:

redeem an account that falls below $2,500 as a result of withdrawals, or a Class Y account below $100,000, after at least 30 days to restore the required balance. These small-account provisions do not apply to Class R6 shares, automatic investment plan accounts or retirement accounts as described in the Fund's prospectus close your account after a period of inactivity, as determined by state law, and transfer your shares to the appropriate state

The Victory First Eagle Global Balanced Fund, High Yield Municipal Fund, Short Duration High Yield Municipal Fund and Core Plus Municipal Fund ordinarily pay dividends from net investment income monthly; Victory First Eagle Rising Dividend Fund ordinarily pays them quarterly; the other Funds ordinarily pay them annually. Each Fund ordinarily distributes net realized capital gains annually. Each Fund may make additional distributions, if necessary, to comply with U.S. federal tax requirements and avoid U.S. federal income or excise tax. The distribution elections carried over in the Reorganization remain subject to the account procedures described above.]

Victory Diamond Hill Mutual Fund Distributions

[The Acquiring Fund corresponding to Diamond Hill Short Duration Income Fund, Victory Diamond Hill Core Bond Fund and Victory Diamond Hill Core Plus Bond Fund ordinarily pay dividends from net investment income monthly; the other Victory Diamond Hill mutual funds ordinarily pay them annually. Each Fund ordinarily distributes net realized capital gains annually. Each Fund may make additional distributions, if necessary, to comply with U.S. federal tax requirements and avoid U.S. federal income or excise tax. Unless you elect otherwise, distributions will be reinvested in additional shares of the same class of the Fund at the applicable net asset value.]

First Eagle High Yield Municipal Completion Fund

Acquired Fund. Shares are not designated by class and are available only by or on behalf of eligible separately managed account clients. The required separately managed account advisory or sub-advisory arrangement must be in place. Purchases and redemptions are arranged through the account's adviser or other authorized financial intermediary at the next determined NAV. The Fund does not impose a sales load or Rule 12b-1 fee and does not charge a fund-level management fee; separate account advisory fees are paid outside the Fund. The Fund does not impose any minimum investment requirements, although the separately managed accounts through which it is offered typically do. The retail share-class minimums and exchange programs described for the other First Eagle mutual funds do not apply.

Redemption proceeds are generally paid within three business days, but may take up to seven days, subject to the prospectus's conditions. The Fund ordinarily pays cash up to the lesser of $250,000 or 1% of its net asset value for each redemption and may pay larger amounts in kind. Distributions are reinvested unless an available alternative is elected.

[Acquiring Fund. Victory First Eagle High Yield Municipal Completion Fund will retain the separately managed account eligibility and unclassified-share structure described in this Proxy Statement/Prospectus. Its transfer agent is SS&C GIDS, Inc. Purchase and redemption orders receive the NAV next calculated after receipt in proper form by the transfer agent or an authorized intermediary or its designated agent. Redemption proceeds generally are paid within three business days, but may take up to seven days, subject to the conditions described above. The Fund normally pays redemption proceeds in cash up to $250,000 or 1% of its net asset value, whichever is less, for each redemption; higher redemption payments may be made in kind. The ordinary retail share-class eligibility, sales charges, minimum investments and automatic retail account programs described above do not apply to this Fund. Purchases and redemptions will be made through the eligible separate account arrangements. Fund-level and separate account fees remain as separately disclosed in this Proxy Statement/Prospectus.]

[The Completion Fund ordinarily distributes net investment income and net tax-exempt income, if any, monthly, and net realized capital gains, if any, annually. Unless otherwise instructed through the applicable separately managed account program, distributions will be reinvested in additional Fund shares at the NAV determined on the business day immediately preceding the payment date. Cash distributions may be requested through the program sponsor or investment adviser.]

[Because the Completion Fund is a component of separately managed accounts, shares may be purchased and redeemed frequently for rebalancing, new investments or reductions in account size. Purchase and redemption orders are initiated through the program sponsor, and the Fund has not adopted policies and procedures limiting frequent purchases and redemptions of its shares. The Fund is not designed to serve as a vehicle for market timing.]

ETF Purchases, Redemptions and Trading

Acquired Funds. Individual shares of the First Eagle and Diamond Hill ETFs are bought and sold through brokers in the secondary market at market prices, which can be above, at or below NAV. Investors may pay brokerage commissions and bear bid-ask spreads. ETF shares do not participate in the mutual-fund exchange, automatic investment or systematic withdrawal programs described above. Brokerage firms may offer their own account services.

Only authorized participants may transact directly with an ETF in the prescribed large aggregations of shares ("Creation Units"), at NAV and in accordance with the ETF's procedures. Creation and redemption consideration may include securities, cash and a balancing amount; transaction fees may apply. Individual shares are not directly redeemable with the ETF. Shares are held in book-entry form through The Depository Trust Company and its participants rather than by physical certificates.

Each Acquired ETF currently pays no Rule 12b-1 fee. First Eagle Small Cap Equity ETF and First Eagle Core Municipal ETF have dormant plans with a 0.25% annual maximum. First Eagle US Equity ETF, First Eagle Mid Cap Equity ETF and Diamond Hill Large Cap Concentrated ETF do not currently have Rule 12b-1 plans, as described in the body of this Proxy Statement/Prospectus.

[Acquiring ETFs. Shares will trade through brokers on an exchange at market prices, which may be above or below net asset value; brokerage charges and bid-ask spreads may apply. Only authorized participants may create or redeem shares directly at net asset value in Creation Units. A Creation Unit consists of at least 10,000 shares for Victory First Eagle Mid Cap Equity ETF, Victory First Eagle US Equity ETF and Victory First Eagle Small Cap Equity ETF, and at least 25,000 shares for Victory First Eagle Core Municipal ETF. For Victory Diamond Hill Large Cap Concentrated ETF, Creation Units consist of a specified number of shares. Direct purchase and redemption orders receive the NAV next calculated after receipt in proper form by the Fund or its authorized agent, subject to the applicable order cut-off times and procedures. Listing exchanges, trading symbols and final participant-agreement terms remain to be confirmed. Shares will be held through DTC in book-entry form.]

[Ordinary secondary-market ETF trades do not directly involve the Fund. Transaction fees may apply to direct creations and redemptions and may increase if cash is substituted in part or in whole for securities. Because frequent authorized-participant transactions may facilitate efficient ETF trading, the Acquiring ETFs do not impose a general limit on their frequency. Cash transactions may nevertheless increase costs or disrupt portfolio management; fair- value pricing and transaction fees, as applicable, and the right to reject or restrict disruptive purchase orders apply under the Funds' procedures. The proposed dormant Rule 12b-1 plans are described under "Questions and Answers—How will the Reorganizations work?—First Eagle and Diamond Hill ETF Shares." Dividends will be paid through DTC and its participants, and any reinvestment service will depend on the investor's broker.]

[Victory First Eagle Core Municipal ETF ordinarily declares dividends daily and pays dividends from net investment income and net tax-exempt income monthly. Victory First Eagle US Equity ETF, Victory First Eagle Mid Cap Equity ETF and Victory First Eagle Small Cap Equity ETF ordinarily distribute net investment income, if any, annually. Victory Diamond Hill Large Cap Concentrated ETF ordinarily declares and pays dividends from net investment income, if any, quarterly. Each ETF ordinarily distributes net realized capital gains annually and may make additional distributions, if necessary, to comply with U.S. federal tax requirements and avoid U.S. federal income or excise tax. Cash distributions may be reinvested in additional whole or fractional shares of the First Eagle ETFs, and whole shares of the Diamond Hill ETF, only if the investor's broker makes that option available.]

Portfolio Managers

The portfolio-manager names and experience below identify the Acquired Funds and the corresponding Acquiring Funds. Service dates refer to service on the Acquired Funds. [The corresponding Acquiring Fund teams are expected to continue following the Reorganizations, subject to the announced retirement and prospective manager changes described below and in the body of this Proxy Statement/Prospectus; these are not the portfolio managers of unrelated existing Victory Portfolios or Victory Portfolios II series.]

Acquired Fund	Acquiring Fund	Portfolio Manager(s)	Title / Experience
Matthew McLennan — Head of the Global
Value team and Portfolio Manager (Since
First Eagle Global Fund	Victory First Eagle Global	Matthew McLennan; Julien	September 2008); Julien Albertini — Portfolio
	Fund	Albertini; Manish Gupta	Manager, Global Value team (Since May 2021);

Manish Gupta — Portfolio Manager, Global
Value team (Since May 2021)
Matthew McLennan — Head of the Global
Value team and Portfolio Manager (Since
September 2008); Christian Heck — Portfolio
First Eagle Overseas Fund	Victory First Eagle	Matthew McLennan; Christian	Manager, Global Value team (Since May 2021);
	Overseas Fund	Heck; Alan Barr	Alan Barr — Portfolio Manager, Global Value

team; expected to retire effective December 17,
2026 (Since May 2021 through expected
retirement on December 17, 2026)
Matthew McLennan — Head of the Global
Value team and Portfolio Manager (Since
First Eagle U.S. Fund	Victory First Eagle U.S.	Matthew McLennan; Mark	January 2009); Mark Wright — Portfolio
	Fund	Wright; Manish Gupta	Manager, Global Value team (Since May 2021);

Manish Gupta — Portfolio Manager, Global
Value team (Since October 2025)
Thomas Kertsos — Head of the Global Gold
team and Portfolio Manager (Since March
First Eagle Gold Fund	Victory First Eagle Gold	Thomas Kertsos; Max Belmont	2016); Max Belmont — Portfolio Manager,
	Fund		Global Gold team (Portfolio Manager since

October 2023; Associate Portfolio Manager
since March 2021)
Julien Albertini — Portfolio Manager, Global
First Eagle Global	Victory First Eagle Global	Julien Albertini; Idanna Appio;	Value team (Since March 2019); Idanna Appio
— Portfolio Manager (Since May 2021);
Balanced Fund	Balanced Fund	George Ross
George Ross — Portfolio Manager (Since

October 2025)
Julien Albertini — Portfolio Manager, Global
Value team (Since August 2020); Manish Gupta
First Eagle Rising Dividend	Victory First Eagle Rising	Julien Albertini; Manish Gupta;	— Portfolio Manager, Global Value team
Fund	Dividend Fund	Christian Heck	(Since August 2020); Christian Heck —
Portfolio Manager, Global Value team (Since
August 2020)
William A. Hench — Head of the Small Cap
team and Lead Portfolio Manager (Since April
First Eagle Small Cap	Victory First Eagle Small	William A. Hench; Suzanne	2021); Suzanne Franks — Associate Portfolio
Opportunity Fund	Cap Opportunity Fund	Franks; Adam Mielnik	Manager, Small Cap team (Since April 2021);
Adam Mielnik — Associate Portfolio Manager,
Small Cap team (Since March 2026)
William A. Hench — Head of the Small Cap
First Eagle U.S. Smid Cap	Victory First Eagle U.S.	William A. Hench; Suzanne	team and Lead Portfolio Manager (Since
	Smid Cap Opportunity		August 2022); Suzanne Franks — Associate
Opportunity Fund		Franks
	Fund		Portfolio Manager, Small Cap team (Since

August 2022)

Benjamin Bahr — Head of the Global Real
Assets team and Portfolio Manager (Since
inception in November 2021); John Masi —
Portfolio Manager, Global Real Assets team
First Eagle Global Real	Victory First Eagle Global	Benjamin Bahr; John Masi;	(Since inception in November 2021); George
Assets Fund	Real Assets Fund	George Ross; David Wang	Ross — Portfolio Manager, Global Real Assets
team (Since inception in November 2021);
David Wang — Portfolio Manager, Global Real
Assets team (Since inception in November
2021)
John V. Miller — Head and Chief Investment
First Eagle High Yield	Victory First Eagle High	John V. Miller	Officer of Municipal Credit and Portfolio
Municipal Fund	Yield Municipal Fund		Manager; previously spent approximately 27

years at Nuveen (Since January 2024)

Acquired Fund	Acquiring Fund	Portfolio Manager(s)	Title / Experience
	Victory First Eagle Short		John V. Miller — Head and Chief Investment
First Eagle Short Duration			Officer of Municipal Credit and Portfolio
	Duration High Yield	John V. Miller
High Yield Municipal Fund			Manager; previously spent approximately 27
Municipal Fund
years at Nuveen (Since January 2024)
John V. Miller — Head and Chief Investment
Officer of Municipal Credit and Portfolio
Manager; previously spent approximately 27
First Eagle Core Plus	Victory First Eagle Core		years at Nuveen (Since November 2025); David
		John V. Miller; David Blair	Blair — Portfolio Manager, Municipal Credit;
Municipal Fund	Plus Municipal Fund
joined First Eagle in January 2025 after prior

municipal-investment experience at Nuveen and
PIMCO; CFA charterholder (Since November
2025)
John V. Miller — Head and Chief Investment
Officer of Municipal Credit and Portfolio
Manager; previously spent approximately 27
First Eagle High Yield	Victory First Eagle High		years at Nuveen (Since September 2025); David
Blair — Portfolio Manager, Municipal Credit
Municipal Completion	Yield Municipal	John V. Miller; David Blair
and head of the Municipal Core separately
Fund	Completion Fund
managed account business; joined First Eagle in

January 2025 after prior municipal-investment
experience at Nuveen and PIMCO; CFA
charterholder (Since September 2025)
Aaron Monroe, CFA, has been with Diamond
Diamond Hill Small Cap	Victory Diamond Hill		Hill since June 2007. He previously was a
		Aaron Monroe	consulting group analyst at Smith Barney
Fund	Small Cap Fund
(2006-2007) and an associate at Duff & Phelps

(2005).

Christopher Welch, CFA, has been with
Diamond Hill since November 2005. He
previously was a portfolio manager at Fiduciary
Trust Company International and held portfolio-
Diamond Hill Small-Mid	Victory Diamond Hill	Christopher Welch; Anthony	management and senior-analyst positions at
Nationwide/Gartmore.
Cap Fund	Small-Mid Cap Fund	Philipp

Anthony Philipp joined Diamond Hill in March
2024. He previously was an investment analyst
at Hotchkis & Wiley (2019-2024) and Ziff
Brothers Investments (2016-2019).
Christopher Welch, CFA, has been with
Diamond Hill since November 2005. He
previously was a portfolio manager at Fiduciary
Trust Company International and held portfolio-
Diamond Hill Mid Cap	Victory Diamond Hill Mid	Christopher Welch; Anthony	management and senior-analyst positions at
Nationwide/Gartmore.
Fund	Cap Fund	Philipp

Anthony Philipp joined Diamond Hill in March
2024. He previously was an investment analyst
at Hotchkis & Wiley (2019-2024) and Ziff
Brothers Investments (2016-2019).
Charles Bath, CFA, has been with Diamond
Hill since 2002. He managed its Large Cap
strategy from 2002 to 2024 and became
Managing Director—Emeritus in 2025. He
previously worked at Nationwide/Gartmore
Diamond Hill Large Cap	Victory Diamond Hill		from 1982 to September 2002. He holds a B.S.
		Charles Bath; Nathan Palmer	in accounting from Miami University and an
Fund	Large Cap Fund
M.B.A. from The Ohio State University.

Nathan Palmer, CFA, CPA, has been with
Diamond Hill since October 2009. He
previously worked in tax at Deloitte (2008-
2009).

Acquired Fund	Acquiring Fund	Portfolio Manager(s)	Title / Experience
Richard Snowdon, CFA, joined Diamond Hill
in August 2007. Before joining Diamond Hill,
he served as a board member and consultant to
Adams Rite Manufacturing and as a vice
president in energy trading at American Electric
Power. He holds a B.A. in economics from
Brown University and an M.B.A. from
Northwestern University.
Diamond Hill Select Fund	Victory Diamond Hill	Richard Snowdon; Christopher	Christopher Welch, CFA, has been with
	Select Fund	Welch; Anthony Philipp	Diamond Hill since November 2005. He

previously was a portfolio manager at Fiduciary
Trust Company International and held portfolio-
management and senior-analyst positions at
Nationwide/Gartmore.
Anthony Philipp joined Diamond Hill in March
2024. He previously was an investment analyst
at Hotchkis & Wiley (2019-2024) and Ziff
Brothers Investments (2016-2019).
Christopher Bingaman, CFA, has been with
Diamond Hill since March 2001. He served as
Diamond Hill president from 2014 to 2019 and
Diamond Hill Long-Short	Victory Diamond Hill	Christopher Bingaman; Nathan	chief executive officer from 2016 to 2019.

Fund	Long-Short Fund	Palmer	Nathan Palmer, CFA, CPA, has been with

Diamond Hill since October 2009. He
previously worked in tax at Deloitte (2008-
2009).
Henry Song, CFA, has been with Diamond Hill
since June 2016. He previously was a portfolio
manager at J.P. Morgan Asset Management
(2005-2016).
Mark Jackson, CFA, has been with Diamond
Diamond Hill Short	Victory Diamond Hill Short	Henry Song; Mark Jackson;	Hill since June 2016. He previously was a
managing director and portfolio manager at J.P.
Duration Income Fund	Duration Income Fund	Arthur Cheng
Morgan Asset Management (1996-2016).

Arthur Cheng, CFA, joined Diamond Hill in
July 2024. He previously was a managing
director and research analyst at Post Advisory
Group (2017-2024) and a vice president and
research analyst at J.P. Morgan (2011-2017).
Henry Song, CFA, has been with Diamond Hill
since June 2016. He previously was a portfolio
manager at J.P. Morgan Asset Management
Diamond Hill Core Bond	Victory Diamond Hill Core	Henry Song; Mark Jackson	(2005-2016).

Fund	Bond Fund		Mark Jackson, CFA, has been with Diamond
Hill since June 2016. He previously was a
managing director and portfolio manager at J.P.
Morgan Asset Management (1996-2016).

Acquired Fund	Acquiring Fund	Portfolio Manager(s)	Title / Experience
Henry Song, CFA, has been with Diamond Hill
since June 2016. He previously was a portfolio
manager at J.P. Morgan Asset Management
(2005-2016).
Mark Jackson, CFA, has been with Diamond
Diamond Hill Core Plus	Victory Diamond Hill Core	Henry Song; Mark Jackson;	Hill since June 2016. He previously was a
managing director and portfolio manager at J.P.
Bond Fund	Plus Bond Fund	Arthur Cheng
Morgan Asset Management (1996-2016).

Arthur Cheng, CFA, joined Diamond Hill in
July 2024. He previously was a managing
director and research analyst at Post Advisory
Group (2017-2024) and a vice president and
research analyst at J.P. Morgan (2011-2017).
First Eagle Mid Cap Equity	Victory First Eagle Mid	William A. Hench	William A. Hench — Head of the Small Cap
ETF	Cap Equity ETF		team and Lead Portfolio Manager

Matthew McLennan leads the Global Value
	Victory First Eagle US	Matthew McLennan; Manish	team; Manish Gupta, Mark Wright and Adrian
First Eagle US Equity ETF			Jones are portfolio managers on the Global
	Equity ETF	Gupta; Mark Wright; Adrian Jones	Value team. See the Fund-specific portfolio-
management comparison above.
William A. Hench — Head of the Small Cap
First Eagle Small Cap	Victory First Eagle Small	William A. Hench; Suzanne	team and Lead Portfolio Manager; Suzanne
Franks — Associate Portfolio Manager, Small
Equity ETF	Cap Equity ETF	Franks; Adam Mielnik
Cap team; Adam Mielnik — Associate

Portfolio Manager, Small Cap team
John V. Miller — Head and Chief Investment
Officer of Municipal Credit and Portfolio
Manager; previously spent approximately 27
First Eagle Core Municipal	Victory First Eagle Core	John V. Miller; David J. Blair	years at Nuveen; David Blair — Portfolio
ETF	Municipal ETF		Manager, Municipal Credit; joined First Eagle

in January 2025 after prior municipal-
investment experience at Nuveen and PIMCO;
CFA charterholder
Charles Bath, CFA, has been with Diamond
Hill since 2002. He managed its Large Cap
strategy from 2002 to 2024 and became
Managing Director—Emeritus in 2025. He
previously worked at Nationwide/Gartmore
Diamond Hill Large Cap	Victory Diamond Hill		from 1982 to September 2002. He holds a B.S.
	Large Cap Concentrated	Charles Bath; Nathan Palmer	in accounting from Miami University and an
Concentrated ETF
	ETF		M.B.A. from The Ohio State University.

Nathan Palmer, CFA, CPA, has been with
Diamond Hill since October 2009. He
previously worked in tax at Deloitte (2008-
2009).

Exhibit E

Comparison of Organizational Documents

This chart shows the material terms of the Agreements and Declarations of Trust and By-Laws of the Acquired Funds and the Trust Instrument and By-Laws to be used by the Acquiring Trust. References to the First Eagle trusts mean First Eagle Funds, First Eagle Completion Fund Trust and First Eagle ETF Trust. Each comparison applies to Victory Portfolios V, the Delaware statutory trust that is the Acquiring Trust for every Acquiring Fund.

Policy	Acquired Funds	Acquiring Funds
Governing law /	The First Eagle trusts are Delaware statutory	The Acquiring Trust is a Delaware statutory
organizational	trusts governed by their certificates of trust,	trust governed by the Delaware Statutory
documents	declarations of trust and by-laws. Diamond	Trust Act. It is governed by its Certificate of
	Hill Funds is an Ohio business trust	Trust, Trust Instrument and By-Laws.
governed by its declaration of trust and by-
laws.

Capital structure	The governing instruments permit separate	The Trust Instrument provides for separate
	series and classes and an unlimited number	series and classes established by the
	of shares. The respective Boards may	Trustees from time to time, an unlimited
	establish additional series and classes and	number of shares of each series and class,
	determine their rights, subject to applicable	and Trustee authority to determine the rights
	law.	and preferences of the shares. Each share
has a par value of $0.001.

Shareholder	The governing instruments limit	Shareholders have the same limitation of
liability	shareholders' personal liability for trust	personal liability under Delaware statutory
	obligations. Diamond Hill's declaration	law as shareholders of a private Delaware
	directs claimants to the assets of the relevant	corporation for profit. A shareholder or
	series and prohibits personally binding	former shareholder exposed to liability
	shareholders, subject to its express	solely by reason of being or having been a
	provisions.	shareholder, and not because of that person's
acts or omissions or another reason, is
entitled to indemnification from the assets
of the applicable series against the resulting
loss and expense.

Shareholder	The First Eagle trusts provide one vote per	The Trust Instrument initially provides one
voting rights	dollar of net asset value, with proportionate	vote per share and proportionate fractional
	fractional votes. Diamond Hill provides one	votes, but the Trustees may select voting by
	vote per whole share and proportionate	dollar of net asset value, except as otherwise
	fractional votes for fractional shares.	required by the 1940 Act. There is no
	Separate series or class voting applies where	cumulative voting in the election of
	required by law or the governing	Trustees. Shares generally vote separately
	instruments.	by series, subject to the 1940 Act and the
Trustees' authority under the Trust
Instrument to determine appropriate
individual or aggregate voting; separate
class voting applies where required or where
only that class is affected. Shareholders
have voting power over Trustee elections
and removals, advisory contracts,
amendments and other matters to the extent
required by the Trust Instrument, applicable
federal law or the registration statement, and
matters submitted by the Trustees. The
Trustees may act without a vote when
supported by the prescribed opinion of
E-1
Policy	Acquired Funds	Acquiring Funds
counsel and their determination that doing
so is in shareholders' best interests.

Shareholder	The declarations generally specify a one-	Except when a larger quorum is required by
quorum / vote	third quorum for the trust or affected series	federal law, including the 1940 Act, shares
required for	or class. Ordinary questions generally	representing one-third of the total combined
election of	require a majority of votes cast and Trustee	votes of the Trust or applicable series or
Trustees	elections a plurality, subject to different	class constitute a quorum. Trustees are
	requirements of law or the governing	elected by a plurality of votes cast; ordinary
	instruments. The vote required for the	matters are decided by a majority of votes
	Reorganizations is separately described	cast, subject to a different vote required by
	under "Board Recommendation and	the Trust Instrument, By-Laws or federal
	Required Vote."	law. The chairman may adjourn a meeting
without a shareholder vote. The Trust
Instrument and By-Laws do not provide for
annual shareholder meetings. Shareholders
may require a special meeting only to the
extent required by federal law, including the
1940 Act.

Shareholder	The First Eagle by-laws permit written	Action without a meeting requires the
consent	action by holders of the minimum voting	written consent of all shareholders entitled
	power necessary if all eligible shares were	to vote on the matter, with the consents filed
	present and voted, with prescribed notice for	with the records of shareholder meetings.
	nonunanimous action. Diamond Hill permits	Such consent is treated as a vote taken at a
	majority written consent, or the other	meeting.
proportion required by law or its governing
instruments.

Record date	The First Eagle by-laws permit meeting	The Trustees may fix a meeting record date
	record dates from 10 to 90 days before the	not more than 90 days before the meeting.
	meeting. Diamond Hill's governing	Notice is generally given at least ten days
	instruments permit a record date not more	before the meeting, or such other number of
	than 90 days before the meeting.	days as the Board determines, subject to
applicable federal and Delaware law.

Removal of	For the First Eagle trusts, shareholders may	Trustees may be removed at a shareholder
Trustees	remove a Trustee by the vote of a majority	meeting by shareholders owning at least
	of the outstanding voting securities, as	two-thirds of the outstanding shares of the
	defined in the 1940 Act. Diamond Hill	Trust. A Trustee may also be removed by
	permits shareholder removal by two-thirds	written instrument signed by at least two-
	of outstanding shares, including the	thirds of the number of Trustees before the
	specified written-consent procedure.	removal.

Trustee power to	The First Eagle declarations authorize	The Trustees may amend or supplement the
amend	Trustee amendments but reserve shareholder	Trust Instrument without a shareholder vote,
organizational	approval for specified changes, including	except that shareholders may vote on an
document	changes affecting voting rights and changes	amendment to the extent required by federal
	to the amendment provision. Diamond Hill	law, including the 1940 Act, or the
	authorizes amendments under Section 7.3,	registration statement, and on an
	subject to its limitations and applicable law.	amendment submitted to them by the
Trustees. Amendments to the Trustee-
removal provision require a two-thirds vote
of the Trustees. Amendments may not limit
indemnification or insurance rights for prior
acts or omissions.

E-2
Policy	Acquired Funds	Acquiring Funds
Trustee liability /	The instruments limit Trustee liability and	The Trust Instrument limits Trustee liability,
indemnification	provide indemnification subject to their	but does not protect a Trustee from liability
	terms and applicable law. They do not	to the Trust or shareholders for willful
	protect a Trustee against liability for willful	misfeasance, bad faith, gross negligence or
	misfeasance, bad faith, gross negligence or	reckless disregard of duties. Trustees,
	reckless disregard of duties.	officers, employees and persons serving at
the Trust's request in specified capacities are
indemnified to the fullest extent permitted
by law, except to the extent prohibited by
applicable federal law. The Trust Instrument
also provides that, except as required by
applicable federal law, including the 1940
Act, a Trustee owes no fiduciary duty to the
Trust or any shareholder; Trustees act in
their subjective belief that their actions are
in, or not opposed to, the Trust's best
interests. These provisions restrict or
eliminate other duties and liabilities and
replace them with those specified in the
Trust Instrument.

Derivative	The First Eagle provisions generally require	Subject to applicable law, a derivative
actions	demand, joinder by holders of at least 10%	action requires a prior written demand to the
	of outstanding shares, a reasonable	Board, ownership at the time in question
	investigation period and an adviser-expense	and at the time of demand, at least three
	undertaking, subject to stated exceptions,	complaining shareholders who are
	including for federal securities claims.	unaffiliated and unrelated by blood or
	Diamond Hill requires prior demand on	marriage, and participation by at least 10%
	Trustees and shareholders and provides	of the shareholders of the Trust or affected
	specified Ohio-corporation shareholder	series or class. Neither the three-shareholder
	rights.	requirement nor the 10% joinder
requirement applies to derivative claims
under federal securities law. Trustees who
are not interested persons consider the
demand within 90 calendar days and
determine whether maintaining suit is in the
best interests of the Trust or affected series
or class.

Forum provisions	The First Eagle prospectus disclosures	Claims arising under Delaware law must be
	describe Delaware forum provisions, subject	brought in the Delaware Court of Chancery
	to applicable federal securities-law	or, if it lacks subject-matter jurisdiction, the
	limitations. Diamond Hill's by-laws	Delaware Superior Court. Federal securities-
	designate specified Franklin County, Ohio	law claims must be brought in a U.S. federal
	state courts and the federal district court for	district court unless the Trust agrees in
	the Southern District of Ohio, Eastern	writing to another forum. The jury-trial
	Division, unless the Trust consents	waiver applies to proceedings in the
	otherwise, to the extent permitted by law.	Delaware Superior Court, to the fullest
extent permitted by law. A shareholder
bringing an action in a different forum
without consent must reimburse the Trust
and its officers or Trustees for expenses of a
successful motion enforcing the forum
provision, subject to applicable law.

E-3

Additional Acquiring Trust Provisions

Termination and Reorganization. The Trustees may dissolve, liquidate and terminate the Trust or a series or class without shareholder approval. Mergers and consolidations require a majority of the Trustees and any shareholder vote required by the 1940 Act. Dispositions of all or substantially all assets are subject to the approvals required by applicable law and the Trust Instrument. The Trust Instrument also permits alternative transaction steps when assets cannot legally be transferred, subject to the 1940 Act.

Trustee Committees and Vacancies. The Trustees may establish committees and delegate powers to them. Remaining Trustees may fill vacancies to the extent consistent with the 1940 Act. Designation as a chair, committee member or expert does not impose a higher standard of care or diminish indemnification rights.

Distributions, Redemptions and Records. The Trustees determine dividends and distributions, which may be in cash, securities or other property, subject to applicable federal law. They may require redemption for reasons specified in the Trust Instrument, including failure to meet investment or identification requirements, failure to pay for shares, or concentrated ownership that could affect regulated investment company status. A copy of the Trust Instrument and amendments is available for shareholder inspection at the Trust's office; other account and book inspection is subject to the By-Laws and Trustee determinations.

E-4

Exhibit F

Principal Holders

In the class column below, an arrow identifies a changed designation from the Acquired Fund to the Acquiring Fund; a class shown without an arrow has the same designation in both Funds.

Principal Holders /
Acquired Fund / Acquiring Fund	Share Class(es)	Ownership
First Eagle Global Fund / Victory First	Class A; Class C; Class I →	[As of the applicable record
Eagle Global Fund	Class Y; Class R6	date: name, address, shares,
percentage and nature of
ownership.]
First Eagle Overseas Fund / Victory	Class A; Class C; Class I →	[As of the applicable record
First Eagle Overseas Fund	Class Y; Class R6	date: name, address, shares,
percentage and nature of
ownership.]
First Eagle U.S. Fund / Victory First	Class A; Class C; Class I →	[As of the applicable record
Eagle U.S. Fund	Class Y; Class R6	date: name, address, shares,
percentage and nature of
ownership.]
First Eagle Gold Fund / Victory First	Class A; Class C; Class I →	[As of the applicable record
Eagle Gold Fund	Class Y; Class R6	date: name, address, shares,
percentage and nature of
ownership.]
First Eagle Global Balanced Fund /	Class A; Class C; Class I →	[As of the applicable record
Victory First Eagle Global Balanced	Class Y; Class R6	date: name, address, shares,
Fund		percentage and nature of
ownership.]
First Eagle Rising Dividend Fund /	Class A; Class C; Class I →	[As of the applicable record
Victory First Eagle Rising Dividend	Class Y; Class R6	date: name, address, shares,
Fund		percentage and nature of
ownership.]
First Eagle Small Cap Opportunity	Class A; Class C; Class I →	[As of the applicable record
Fund / Victory First Eagle Small Cap	Class Y; Class R6	date: name, address, shares,
Opportunity Fund		percentage and nature of
ownership.]
First Eagle U.S. Smid Cap Opportunity	Class A; Class I → Class Y;	[As of the applicable record
Fund / Victory First Eagle U.S. Smid	Class R6	date: name, address, shares,
Cap Opportunity Fund		percentage and nature of
ownership.]
First Eagle Global Real Assets Fund /	Class A; Class I → Class Y;	[As of the applicable record
Victory First Eagle Global Real Assets	Class R6	date: name, address, shares,
Fund		percentage and nature of
ownership.]
First Eagle High Yield Municipal Fund	Class A; Class C; Class I →	[As of the applicable record
/ Victory First Eagle High Yield	Class Y; Class R6	date: name, address, shares,
Municipal Fund		percentage and nature of
ownership.]
First Eagle Short Duration High Yield	Class A; Class C; Class I →	[As of the applicable record
Municipal Fund / Victory First Eagle	Class Y; Class R6	date: name, address, shares,
Short Duration High Yield Municipal		percentage and nature of
Fund		ownership.]
First Eagle Core Plus Municipal Fund /	Class A; Class C; Class I →	[As of the applicable record
Victory First Eagle Core Plus	Class Y; Class R6	date: name, address, shares,
Municipal Fund
F-1
Principal Holders /
Acquired Fund / Acquiring Fund	Share Class(es)	Ownership
percentage and nature of
ownership.]
First Eagle High Yield Municipal	Shares not designated by	[As of the applicable record
Completion Fund / Victory First Eagle	class	date: name, address, shares,
High Yield Municipal Completion		percentage and nature of
Fund		ownership.]
Diamond Hill Small Cap Fund /	Investor → Class A; Class I	[As of the applicable record
Victory Diamond Hill Small Cap Fund	→ Class Y; Class Y → Class	date: name, address, shares,
	R6	percentage and nature of
ownership.]
Diamond Hill Small-Mid Cap Fund /	Investor → Class A; Class I	[As of the applicable record
Victory Diamond Hill Small-Mid Cap	→ Class Y; Class Y → Class	date: name, address, shares,
Fund	R6	percentage and nature of
ownership.]
Diamond Hill Mid Cap Fund / Victory	Investor → Class A; Class I	[As of the applicable record
Diamond Hill Mid Cap Fund	→ Class Y; Class Y → Class	date: name, address, shares,
	R6	percentage and nature of
ownership.]
Diamond Hill Large Cap Fund /	Investor → Class A; Class I	[As of the applicable record
Victory Diamond Hill Large Cap Fund	→ Class Y; Class Y → Class	date: name, address, shares,
	R6	percentage and nature of
ownership.]
Diamond Hill Select Fund / Victory	Investor → Class A; Class I	[As of the applicable record
Diamond Hill Select Fund	→ Class Y; Class Y → Class	date: name, address, shares,
	R6	percentage and nature of
ownership.]
Diamond Hill Long-Short Fund /	Investor → Class A; Class I	[As of the applicable record
Victory Diamond Hill Long-Short Fund	→ Class Y; Class Y → Class	date: name, address, shares,
	R6	percentage and nature of
ownership.]
Diamond Hill Short Duration Income	Class A; Class C; Class I →	[As of the applicable record
Fund / Victory Diamond Hill Short	Class Y; Class Y → Class R6	date: name, address, shares,
Duration Income Fund		percentage and nature of
ownership.]

Diamond Hill Core Bond Fund /	Class A; Class C; Class I →	[As of the applicable record
Victory Diamond Hill Core Bond Fund	Class Y; Class Y → Class R6	date: name, address, shares,
percentage and nature of
ownership.]
Diamond Hill Core Plus Bond Fund /	Investor → Class A; Class I	[As of the applicable record
Victory Diamond Hill Core Plus Bond	→ Class Y; Class Y → Class	date: name, address, shares,
Fund	R6	percentage and nature of
ownership.]
First Eagle Mid Cap Equity ETF /	ETF shares	[As of the applicable record
Victory First Eagle Mid Cap Equity		date: name, address, shares,
ETF		percentage and nature of
ownership.]
First Eagle US Equity ETF / Victory	ETF shares	[As of the applicable record
First Eagle US Equity ETF		date: name, address, shares,
percentage and nature of
ownership.]
First Eagle Small Cap Equity ETF /	ETF shares	[As of the applicable record
Victory First Eagle Small Cap Equity		date: name, address, shares,
ETF
F-2
Principal Holders /
Acquired Fund / Acquiring Fund	Share Class(es)	Ownership
percentage and nature of
ownership.]
First Eagle Core Municipal ETF /	ETF shares	[As of the applicable record
Victory First Eagle Core Municipal		date: name, address, shares,
ETF		percentage and nature of
ownership.]
Diamond Hill Large Cap Concentrated	ETF shares	[As of the applicable record
ETF / Victory Diamond Hill Large Cap		date: name, address, shares,
Concentrated ETF		percentage and nature of
ownership.]

F-3

Exhibit G

Financial Highlights of the Acquired Funds

The financial statements, financial highlights and related notes identified below, together with the independent registered public accounting firms' reports on the audited annual financial statements, are incorporated by reference into (and legally considered to be a part of) this Proxy Statement/Prospectus. Annual information is audited and interim information is unaudited. The report references below identify the financial statements and financial highlights filed on Forms N-CSR or N-CSRS, rather than only the abbreviated shareholder reports. Financial highlights retain the share-class and Fund names used for the periods reported.

First Eagle Funds documents. "First Eagle Annual Report" means the financial statements and other information for the fiscal year ended October 31, 2025 included in Form N-CSR filed January 2, 2026 (Accession No. 0001104659- 26-000138). "First Eagle Semiannual Report" means the financial statements and other information for the six months ended April 30, 2026 included in Form N-CSRS filed July 2, 2026 (Accession No. 0001104659-26-080148).

First Eagle Completion Fund Trust documents. "Completion Annual Report" means the financial statements and other information for the period ended October 31, 2025 included in Form N-CSR filed January 2, 2026 (Accession No. 0001104659-26-000132). "Completion Semiannual Report" means First Eagle High Yield Municipal Completion Fund Semiannual Report, April 30, 2026, including the financial statements, financial highlights and notes, included in First Eagle Completion Fund Trust's Form N-CSRS filed July 2, 2026 for the period ended April 30, 2026 (SEC File No. 811-24076).

Diamond Hill Funds documents. "Diamond Hill Annual Report" means the audited Financial Statements and Additional Information for the year ended December 31, 2025 included in Form N-CSR filed February 20, 2026 (Accession No. 0001398344-26-003421). "Diamond Hill Semiannual Report" means the unaudited Semi-Annual Financial Statements and Additional Information for the six months ended June 30, 2026 included in Form N-CSRS filed August 26, 2026 (Accession No. 0001398344-26-015628). These filings also include the separate financial statements, highlights and notes for Diamond Hill Large Cap Concentrated ETF.

First Eagle ETF Trust documents. "First Eagle ETF Semiannual Report" means the financial statements and other information for the period ended April 30, 2026 included in Form N-CSRS filed July 2, 2026 (Accession No. 0001104659-26-080153). That report contains the initial-period information for First Eagle US Equity ETF and First Eagle Mid Cap Equity ETF; the two ETFs launched in June 2026 are not represented as having financial highlights in that report.

•First Eagle Global Fund

•The Fund's audited financial statements, financial highlights and related notes and the independent registered public accounting firm's report in the First Eagle Annual Report; and the Fund's unaudited financial statements, financial highlights and related notes in the First Eagle Semiannual Report. The financial highlights cover Class A, Class C, Class I and Class R6 shares for the five fiscal years ended October 31, 2021 through 2025 and the six months ended April 30, 2026.

•First Eagle Overseas Fund

•The Fund's audited financial statements, financial highlights and related notes and the independent registered public accounting firm's report in the First Eagle Annual Report; and the Fund's unaudited financial statements, financial highlights and related notes in the First Eagle Semiannual Report. The financial highlights cover Class A, Class C, Class I and Class R6 shares for the five fiscal years ended October 31, 2021 through 2025 and the six months ended April 30, 2026.

•First Eagle U.S. Fund

•The Fund's audited financial statements, financial highlights and related notes and the independent registered public accounting firm's report in the First Eagle Annual Report; and the Fund's unaudited financial statements, financial highlights and related notes in the First Eagle Semiannual Report. The financial highlights cover Class A, Class C, Class I and Class R6 shares for the five fiscal years ended October 31, 2021 through 2025 and the six months ended April 30, 2026.

•First Eagle Gold Fund

•The Fund's audited financial statements, financial highlights and related notes and the independent registered public accounting firm's report in the First Eagle Annual Report; and the Fund's unaudited financial statements, financial highlights and related notes in the First Eagle Semiannual Report. The financial highlights cover Class A, Class C, Class I and Class R6 shares for the five fiscal years ended October 31, 2021 through 2025 and the six months ended April 30, 2026.

•First Eagle Global Balanced Fund

•The Fund's audited financial statements, financial highlights and related notes and the independent registered public accounting firm's report in the First Eagle Annual Report; and the Fund's unaudited financial statements, financial highlights and related notes in the First Eagle Semiannual Report. The financial highlights cover Class A, Class C, Class I and Class R6 shares for the five fiscal years ended October 31, 2021 through 2025 and the six months ended April 30, 2026. The annual and interim reports identify the Fund by its former name, First Eagle Global Income Builder Fund.

•First Eagle Rising Dividend Fund

•The Fund's audited financial statements, financial highlights and related notes and the independent registered public accounting firm's report in the First Eagle Annual Report; and the Fund's unaudited financial statements, financial highlights and related notes in the First Eagle Semiannual Report. The financial highlights cover Class A, Class C, Class I and Class R6 shares for the five fiscal years ended October 31, 2021 through 2025 and the six months ended April 30, 2026.

•First Eagle Small Cap Opportunity Fund

•The Fund's audited financial statements, financial highlights and related notes and the independent registered public accounting firm's report in the First Eagle Annual Report; and the Fund's unaudited financial statements, financial highlights and related notes in the First Eagle Semiannual Report. The highlights cover Class I from April 27, 2021 through October 31, 2021 and Class A and Class R6 from July

1, 2021 through October 31, 2021, followed by the fiscal years ended October 31, 2022 through 2025 and the six months ended April 30, 2026. Class C highlights cover only March 27, 2026 through April 30,

2026; that class has no earlier completed annual period.

•First Eagle U.S. Smid Cap Opportunity Fund

•The Fund's audited financial statements, financial highlights and related notes and the independent registered public accounting firm's report in the First Eagle Annual Report; and the Fund's unaudited financial statements, financial highlights and related notes in the First Eagle Semiannual Report. The highlights cover Class A, Class I and Class R6 for August 15, 2022 through October 31, 2022, the fiscal years ended October 31, 2023 through 2025, and the six months ended April 30, 2026. The Fund does not offer Class C shares.

•First Eagle Global Real Assets Fund

•The Fund's audited financial statements, financial highlights and related notes and the independent registered public accounting firm's report in the First Eagle Annual Report; and the Fund's unaudited financial statements, financial highlights and related notes in the First Eagle Semiannual Report. The highlights cover Class A, Class I and Class R6 for November 30, 2021 through October 31, 2022, the fiscal years ended October 31, 2023 through 2025, and the six months ended April 30, 2026. The Fund does not offer Class C shares.

•First Eagle High Yield Municipal Fund

•The Fund's audited financial statements, financial highlights and related notes and the independent registered public accounting firm's report in the First Eagle Annual Report; and the Fund's unaudited financial statements, financial highlights and related notes in the First Eagle Semiannual Report. The financial highlights cover Class A, Class C, Class I and Class R6 shares for the five fiscal years ended October 31, 2021 through 2025 and the six months ended April 30, 2026.

•First Eagle Short Duration High Yield Municipal Fund

•The Fund's audited financial statements, financial highlights and related notes and the independent registered public accounting firm's report in the First Eagle Annual Report; and the Fund's unaudited financial statements, financial highlights and related notes in the First Eagle Semiannual Report. The highlights cover Class A, Class I and Class R6 for January 2, 2024 through October 31, 2024, the year ended October 31, 2025, and the six months ended April 30, 2026. Class C highlights cover July 11, 2025 through October 31, 2025 and the six months ended April 30, 2026.

•First Eagle Core Plus Municipal Fund

•The Fund's unaudited financial statements, financial highlights and related notes in the First Eagle Semiannual Report. The highlights cover the initial period November 20, 2025 through April 30, 2026 for Class A, Class C and Class I, and December 12, 2025 through April 30, 2026 for Class R6. No audited annual financial statements or annual financial highlights are included because the Fund had not completed its first October 31 fiscal year as of October 17, 2026.

•First Eagle High Yield Municipal Completion Fund

•The Fund's audited financial statements, financial highlights and related notes and the independent registered public accounting firm's report in the Completion Annual Report; and its unaudited financial statements, financial highlights and related notes in the Completion Semiannual Report. The highlights are for shares not designated by class and cover September 30, 2025 through October 31, 2025 and the six months ended April 30, 2026.

•Diamond Hill Small Cap Fund

•The Fund's audited financial statements, financial highlights and related notes and the independent registered public accounting firm's report in the Diamond Hill Annual Report; and the Fund's unaudited financial statements, financial highlights and related notes in the Diamond Hill Semiannual Report. The financial highlights cover Investor, Class I and Class Y shares for the five fiscal years ended December 31, 2021 through 2025 and the six months ended June 30, 2026.

•Diamond Hill Small-Mid Cap Fund

•The Fund's audited financial statements, financial highlights and related notes and the independent registered public accounting firm's report in the Diamond Hill Annual Report; and the Fund's unaudited financial statements, financial highlights and related notes in the Diamond Hill Semiannual Report. The financial highlights cover Investor, Class I and Class Y shares for the five fiscal years ended December 31, 2021 through 2025 and the six months ended June 30, 2026.

•Diamond Hill Mid Cap Fund

•The Fund's audited financial statements, financial highlights and related notes and the independent registered public accounting firm's report in the Diamond Hill Annual Report; and the Fund's unaudited financial statements, financial highlights and related notes in the Diamond Hill Semiannual Report. The financial highlights cover Investor, Class I and Class Y shares for the five fiscal years ended December 31, 2021 through 2025 and the six months ended June 30, 2026.

•Diamond Hill Large Cap Fund

•The Fund's audited financial statements, financial highlights and related notes and the independent registered public accounting firm's report in the Diamond Hill Annual Report; and the Fund's unaudited financial statements, financial highlights and related notes in the Diamond Hill Semiannual Report. The financial highlights cover Investor, Class I and Class Y shares for the five fiscal years ended December 31, 2021 through 2025 and the six months ended June 30, 2026.

•Diamond Hill Select Fund

•The Fund's audited financial statements, financial highlights and related notes and the independent registered public accounting firm's report in the Diamond Hill Annual Report; and the Fund's unaudited financial statements, financial highlights and related notes in the Diamond Hill Semiannual Report. The financial highlights cover Investor, Class I and Class Y shares for the five fiscal years ended December 31, 2021 through 2025 and the six months ended June 30, 2026.

•Diamond Hill Long-Short Fund

•The Fund's audited financial statements, financial highlights and related notes and the independent registered public accounting firm's report in the Diamond Hill Annual Report; and the Fund's unaudited financial statements, financial highlights and related notes in the Diamond Hill Semiannual Report. The financial highlights cover Investor, Class I and Class Y shares for the five fiscal years ended December 31, 2021 through 2025 and the six months ended June 30, 2026.

•Diamond Hill Short Duration Securitized Bond Fund

•The Fund's audited financial statements, financial highlights and related notes and the independent registered public accounting firm's report in the Diamond Hill Annual Report; and the Fund's unaudited financial statements, financial highlights and related notes in the Diamond Hill Semiannual Report. The financial highlights cover Investor, Class I and Class Y shares for the five fiscal years ended December 31, 2021 through 2025 and the six months ended June 30, 2026.

•Diamond Hill Core Bond Fund

•The Fund's audited financial statements, financial highlights and related notes and the independent registered public accounting firm's report in the Diamond Hill Annual Report; and the Fund's unaudited financial statements, financial highlights and related notes in the Diamond Hill Semiannual Report. The financial highlights cover Investor, Class I and Class Y shares for the five fiscal years ended December 31, 2021 through 2025 and the six months ended June 30, 2026.

•Diamond Hill Core Plus Bond Fund

•The Fund's audited financial statements, financial highlights and related notes and the independent registered public accounting firm's report in the Diamond Hill Annual Report; and the Fund's unaudited financial statements, financial highlights and related notes in the Diamond Hill Semiannual Report. The highlights cover Investor, Class I and Class Y for October 15, 2024 through December 31, 2024, the year ended December 31, 2025, and the six months ended June 30, 2026.

•First Eagle Mid Cap Equity ETF

•The Fund's unaudited financial statements, financial highlights and related notes in the First Eagle ETF Semiannual Report. The highlights cover ETF shares for the initial period January 26, 2026 through April 30, 2026. No audited annual financial statements or annual financial highlights are included because the

Fund had not completed its first October 31 fiscal year as of October 17, 2026.

•First Eagle US Equity ETF

•The Fund's unaudited financial statements, financial highlights and related notes in the First Eagle ETF Semiannual Report. The highlights cover ETF shares for the initial period January 26, 2026 through April

30, 2026. No audited annual financial statements or annual financial highlights are included because the Fund had not completed its first October 31 fiscal year as of October 17, 2026.

•First Eagle Small Cap Equity ETF

•The Fund commenced operations on June 30, 2026 and had not completed an annual or semiannual reporting period as of October 17, 2026. Accordingly, no annual or semiannual financial statements or operating financial highlights are available for incorporation for this Fund. The Prospectus's Financial Highlights section states that financial highlights are not provided because the Fund had not commenced operations before the date of the Prospectus.

•First Eagle Core Municipal ETF

•The Fund commenced operations on June 30, 2026 and had not completed an annual or semiannual reporting period as of October 17, 2026. Accordingly, no annual or semiannual financial statements or operating financial highlights are available for incorporation for this Fund. The Prospectus's Financial Highlights section states that financial highlights are not provided because the Fund had not commenced operations before the date of the Prospectus.

•Diamond Hill Large Cap Concentrated ETF

•The ETF's audited financial statements, financial highlights, related notes and audit report in the Diamond Hill Annual Report filing; and its unaudited financial statements, financial highlights and related notes in the Diamond Hill Semiannual Report filing. The highlights cover February 26, 2021 through December 31, 2021, the years ended December 31, 2022 through 2025, and the six months ended June 30, 2026. They include the predecessor mutual fund's Class Y history before the September 26, 2025 ETF conversion, as explained in the financial-highlights notes.

Exhibit H

WHERE TO GET MORE INFORMATION

The below documents have been filed with the SEC and contain additional information about the Acquired Funds and are incorporated by reference into (and legally considered to be a part of) this Proxy Statement/Prospectus:

•First Eagle Funds

•Prospectus and Statement of Additional Information dated March 1, 2026, as supplemented through the date of this Proxy Statement/Prospectus (SEC File Nos. 033-63560 and 811-7762); and

•The most recent annual and semi-annual shareholder reports for the applicable Acquired Funds.

•First Eagle Completion Fund Trust

•Prospectus and Statement of Additional Information dated March 1, 2026, as supplemented through the date of this Proxy Statement/Prospectus (SEC File Nos. 333-286532 and 811-24076); and

•The most recent annual and semi-annual shareholder reports for First Eagle High Yield Municipal Completion Fund.

•Diamond Hill Funds

•Prospectus and Statement of Additional Information dated February 28, 2026, as amended or supplemented through the date of this Proxy Statement/Prospectus, including applicable share-class and fund-name supplements and the separate prospectus and SAI for Diamond Hill Large Cap Concentrated ETF (SEC File Nos. 333-22075 and 811-08061); and

•The most recent annual and semi-annual shareholder reports and financial statements for each applicable Diamond Hill Acquired Fund.

•First Eagle ETF Trust

•Prospectuses and Statements of Additional Information dated January 9, 2026 (First Eagle US Equity ETF and First Eagle Mid Cap Equity ETF) and June 30, 2026 (First Eagle Small Cap Equity ETF and First Eagle Core Municipal ETF), as supplemented through the date of this Proxy Statement/Prospectus (SEC File Nos. 333-290276 and 811-24120); and

•The most recent annual and semi-annual shareholder reports and financial statements, if available, for each First Eagle ETF Acquired Fund.

H-1

STATEMENT OF ADDITIONAL INFORMATION

[●], 20[●]

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the joint proxy statement/prospectus dated [●], 20[●] (the “Proxy Statement/Prospectus”) relating to the proposed reorganization (the “Reorganization”) of each fund identified in the chart below (each, an “Acquired Fund” and collectively, the “Acquired Funds”) into a corresponding newly created series of Victory Portfolios V (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”).

Acquired Fund	Acquired Registrant	Acquiring Fund and Acquiring Trust
First Eagle Global Fund	First Eagle Funds	Victory First Eagle Global Fund
Victory Portfolios V

First Eagle Overseas Fund	First Eagle Funds	Victory First Eagle Overseas Fund
Victory Portfolios V

First Eagle U.S. Fund	First Eagle Funds	Victory First Eagle U.S. Fund
Victory Portfolios V

First Eagle Gold Fund	First Eagle Funds	Victory First Eagle Gold Fund
Victory Portfolios V

Victory First Eagle Global Balanced
First Eagle Global Balanced Fund	First Eagle Funds	Fund
Victory Portfolios V
Victory First Eagle Rising Dividend
First Eagle Rising Dividend Fund	First Eagle Funds	Fund
Victory Portfolios V
First Eagle Small Cap Opportunity		Victory First Eagle Small Cap
	First Eagle Funds	Opportunity Fund
Fund
Victory Portfolios V

First Eagle U.S. Smid Cap Opportunity		Victory First Eagle U.S. Smid Cap
	First Eagle Funds	Opportunity Fund
Fund
Victory Portfolios V

Victory First Eagle Global Real Assets
First Eagle Global Real Assets Fund	First Eagle Funds	Fund
Victory Portfolios V
Victory First Eagle High Yield
First Eagle High Yield Municipal Fund	First Eagle Funds	Municipal Fund
Victory Portfolios V
First Eagle Short Duration High Yield		Victory First Eagle Short Duration
	First Eagle Funds	High Yield Municipal Fund
Municipal Fund
Victory Portfolios V

Victory First Eagle Core Plus
First Eagle Core Plus Municipal Fund	First Eagle Funds	Municipal Fund
Victory Portfolios V
First Eagle High Yield Municipal		Victory First Eagle High Yield
	First Eagle Completion Fund Trust	Municipal Completion Fund
Completion Fund
Victory Portfolios V

Diamond Hill Small Cap Fund	Diamond Hill Funds	Victory Diamond Hill Small Cap Fund
Victory Portfolios V

Victory Diamond Hill Small-Mid Cap
Diamond Hill Small-Mid Cap Fund	Diamond Hill Funds	Fund
Victory Portfolios V
Diamond Hill Mid Cap Fund	Diamond Hill Funds	Victory Diamond Hill Mid Cap Fund
Victory Portfolios V

Diamond Hill Large Cap Fund	Diamond Hill Funds	Victory Diamond Hill Large Cap Fund
Victory Portfolios V

Diamond Hill Select Fund	Diamond Hill Funds	Victory Diamond Hill Select Fund
Victory Portfolios V

Diamond Hill Long-Short Fund	Diamond Hill Funds	Victory Diamond Hill Long-Short Fund
Victory Portfolios V

SAI-1

Diamond Hill Short Duration Income		Victory Diamond Hill Short Duration
	Diamond Hill Funds	Income Fund
Fund
Victory Portfolios V

Diamond Hill Core Bond Fund	Diamond Hill Funds	Victory Diamond Hill Core Bond Fund
Victory Portfolios V

Victory Diamond Hill Core Plus Bond
Diamond Hill Core Plus Bond Fund	Diamond Hill Funds	Fund
Victory Portfolios V
Victory First Eagle Mid Cap Equity
First Eagle Mid Cap Equity ETF	First Eagle ETF Trust	ETF
Victory Portfolios V
First Eagle US Equity ETF	First Eagle ETF Trust	Victory First Eagle US Equity ETF
Victory Portfolios V

Victory First Eagle Small Cap Equity
First Eagle Small Cap Equity ETF	First Eagle ETF Trust	ETF
Victory Portfolios V
Victory First Eagle Core Municipal
First Eagle Core Municipal ETF	First Eagle ETF Trust	ETF
Victory Portfolios V
Diamond Hill Large Cap Concentrated		Victory Diamond Hill Large Cap
	Diamond Hill Funds	Concentrated ETF
ETF
Victory Portfolios V

This SAI incorporates by reference the documents listed in Exhibit H to the Proxy Statement/Prospectus. Copies of the Proxy Statement/Prospectus and this SAI are available without charge by calling [proxy solicitor] toll free at [●].

[The Acquiring Funds are newly created shell series of newly formed Victory Portfolios V, and have not commenced investment operations. The Acquiring Trust has filed an initial registration statement on Form N-1A relating to the Acquiring Funds (the “Acquiring Funds N-1A Registration Statement”), which has not yet become effective. The preliminary statements of additional information for the Acquiring Funds included in the Acquiring Funds N-1A Registration Statement are included as Exhibit A to this SAI. Information about the Trustees and officers of the Acquiring Trust will be included in those preliminary statements of additional information.]

SAI-2

CONTENTS OF THE SAI

This SAI consists of the cover page, the general information set forth below, and the documents described below, each of which was filed electronically with the Securities and Exchange Commission (the “SEC”) and is incorporated by reference herein.

GENERAL INFORMATION

This SAI relates to the acquisition of the assets and liabilities of each Acquired Fund listed earlier by a corresponding Acquiring Fund. Each Acquiring Fund is a series of Victory Portfolios V. Further information is included in the Joint Proxy Statement/Prospectus and in the documents, listed below, that are incorporated by reference into this SAI.

INCORPORATION OF DOCUMENTS BY REFERENCE INTO THE STATEMENT OF ADDITIONAL

INFORMATION

Because each Acquiring Fund was newly created for purposes of this transaction, no Acquiring Fund has published an annual or semi-annual report to shareholders or financial statements. Pro forma financial statements are not presented for the reorganization of each Acquired Fund into the corresponding Acquiring Fund because each Acquiring Fund is a newly created shell series of Victory Portfolios V that will commence operations upon consummation of the respective reorganization and, immediately following the Reorganization, continue the operations of the corresponding Acquired Fund. Each Acquired Fund shall be the accounting and performance survivor in the Reorganization and each corresponding Acquiring Fund, as the corporate survivor in the Reorganization, shall adopt the accounting and performance history of the Acquired Fund. This SAI incorporates by reference the following documents, which have each been filed with the Securities and Exchange Commission. A copy of each document from which information is incorporated by reference into this SAI will accompany this SAI when it is furnished to a shareholder upon request:

•First Eagle Funds. Statement of Additional Information dated March 1, 2026, as revised May 15, 2026, and as further supplemented through the date of this SAI (SEC File Nos. 033-63560 and 811-7762);

•First Eagle Completion Fund Trust. Statement of Additional Information dated March 1, 2026, as supplemented through the date of this SAI (SEC File Nos. 333-286532 and 811-24076);

•Diamond Hill Funds. Statement of Additional Information dated February 28, 2026, as amended or supplemented through the date of this SAI, and the separate Statement of Additional Information for Diamond Hill Large Cap Concentrated ETF, as supplemented (SEC File Nos. 333-22075 and 811-08061);

•First Eagle ETF Trust. Statements of Additional Information dated January 9, 2026 and June 30, 2026, as applicable, as supplemented through the date of this SAI (SEC File Nos. 333-290276 and 811-24120); and

•Victory Portfolios V. At the time of the Reorganizations, the membership of the Board is expected to be substantially similar to the membership of the Boards of the corresponding Acquired Funds. [Include the applicable Trustee and officer information, qualifications, Board leadership and committees, risk oversight, share ownership and compensation in the preliminary statement of additional information for Victory Portfolios V included in Exhibit A.]

No shares of the Acquiring Funds were outstanding as of the date of the Proxy Statement/Prospectus (other than a single organizational share of each Acquiring Fund issued to Victory Capital for approval of certain organizational matters). Accordingly, no Trustee beneficially owned shares of any Acquiring Fund as of that date.

SAI-3

EXHIBIT A

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION OF THE ACQUIRING FUNDS

THE INFORMATION IN THE FOLLOWING STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. SHARES OF THE ACQUIRING FUNDS MAY NOT BE SOLD UNTIL THE INITIAL REGISTRATION STATEMENT OF VICTORY PORTFOLIOS V FILED WITH THE SECURITIES AND EXCHANGE COMMISSION BECOMES EFFECTIVE. THE FOLLOWING STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL SHARES OF THE ACQUIRING FUNDS AND IS NOT SOLICITING AN OFFER TO BUY THOSE SHARES IN ANY JURISDICTION IN WHICH THE OFFER OR SALE IS NOT PERMITTED.

SAI-4

The information in this statement of additional information (SAI) is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state in which the offer or sale is not permitted.

Subject to Completion | Preliminary Statement of Additional Information

VICTORY PORTFOLIOS V
STATEMENT OF ADDITIONAL INFORMATION
[	], 2026
FUND NAME	CLASS		CLASS		CLASS		CLASS
	A		C		Y		R6
[Victory First Eagle Global Fund]	[	]	[	]	[	]	[	]
[Victory First Eagle Overseas Fund]	[	]	[	]	[	]	[	]
[Victory First Eagle U.S. Fund]	[	]	[	]	[	]	[	]
[Victory First Eagle Gold Fund]	[	]	[	]	[	]	[	]
[Victory First Eagle Global Balanced Fund]	[	]	[	]	[	]	[	]
[Victory First Eagle Rising Dividend Fund]	[	]	[	]	[	]	[	]
[Victory First Eagle Small Cap Opportunity Fund]	[	]	[	]	[	]	[	]
[Victory First Eagle U.S. Smid Cap Opportunity Fund]	[	]	---		[	]	[	]
[Victory First Eagle Global Real Assets Fund]	[	]	---		[	]	[	]
[Victory First Eagle High Yield Municipal Fund]	[	]	[	]	[	]	[	]
[Victory First Eagle Short Duration High Yield Municipal	[	]	[	]	[	]	[	]
Fund]

[Victory First Eagle Core Plus Municipal Fund]	[	]	[	]	[	]	[	]

(each a “Fund” and together, the “Funds”)

Each Fund is a series of Victory Portfolios V (the “Trust”)

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with each Fund’s prospectus, dated [ ], 2026, as it may be amended or supplemented from time to time (each, a “Prospectus”). This SAI is incorporated by reference, in its entirety, into each Prospectus. Copies of the Prospectus of each Fund can be obtained without charge upon request made to Victory Funds, [ ], by calling toll free [ ] or at [ ].

The audited financial statements, financial highlights, related notes and independent registered public accounting firm's report for the predecessor Funds for the fiscal year ended October 31, 2025, included in First Eagle Funds Form N-CSR filed January 2, 2026 (Accession No. 0001104659-26-000138), and the unaudited financial statements, financial highlights and related notes for the six months ended April 30, 2026, included in Form N-CSRS filed July 2, 2026 (Accession No. 0001104659-26-080148), are incorporated by reference into this SAI. Because the Core Plus Municipal Fund’s Predecessor Fund commenced operations in November 2025, no audited financial statements for that Fund for the fiscal year ended October 31, 2025 are incorporated by reference; only its unaudited financial information for the period ended April 30, 2026 is incorporated. The acquiring Funds have not commenced operations.

GENERAL INFORMATION ............................................................................................................................................................	3
INVESTMENT OBJECTIVES, POLICIES, AND LIMITATIONS .............................................................................................................	3
INVESTMENT PRACTICES, INSTRUMENTS AND RISKS ...................................................................................................................	8
DETERMINING NET ASSET VALUE (“NAV”) AND VALUING PORTFOLIO SECURITIES.......................................................................	42
ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION .....................................................................................	43
MANAGEMENT OF THE TRUST...................................................................................................................................................	47
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS ................................................................................................................	47
INVESTMENT ADVISER AND OTHER SERVICE PROVIDERS...........................................................................................................	48
PORTFOLIO MANAGERS ............................................................................................................................................................	50
DISTRIBUTION AND SERVICE PLANS .........................................................................................................................................	70
CODE OF ETHICS .....................................................................................................................................................................	71
PROXY VOTING POLICIES AND PROCEDURES.............................................................................................................................	71
PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS ....................................................................................................	72
DIVIDENDS, CAPITAL GAINS AND DISTRIBUTIONS.....................................................................................................................	74
TAXES......................................................................................................................................................................................	74
ADDITIONAL INFORMATION .....................................................................................................................................................	84
APPENDIX A.............................................................................................................................................................................	90
APPENDIX B.............................................................................................................................................................................	98

2

GENERAL INFORMATION

The Trust is a newly formed Delaware statutory trust organized on October 23, 2026, and [is] registered as an open-end management investment company. This SAI relates to 12 series of the Trust. Other series of the Trust, if any, are described in separate offering documents.

Victory Capital Management Inc. (the “Adviser” or “Victory Capital”) is the Funds’ investment adviser. Each Fund’s investment objective(s), restrictions, and policies are more fully described below and in each Funds’ Prospectus. The Trust’s Board of Trustees (the “Board” or “Trustees”) may organize and offer shares of a new fund or liquidate a Fund or share class at any time.

Each Fund is a series of the Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds were formed for the purpose of completing the reorganizations (“Reorganizations”) with the corresponding Fund shown below (“Predecessor Funds”).

Predecessor Fund	Fund
First Eagle Global Fund	[Victory First Eagle Global Fund]
First Eagle Overseas Fund	[Victory First Eagle Overseas Fund]
First Eagle U.S. Fund	[Victory First Eagle U.S. Fund]
First Eagle Gold Fund	[Victory First Eagle Gold Fund]
First Eagle Global Balanced Fund	[Victory First Eagle Global Balanced Fund]
First Eagle Rising Dividend Fund	[Victory First Eagle Rising Dividend Fund]
First Eagle Small Cap Opportunity Fund	[Victory First Eagle Small Cap Opportunity Fund]
First Eagle U.S. Smid Cap Opportunity Fund	[Victory First Eagle U.S. Smid Cap Opportunity Fund]
First Eagle Global Real Assets Fund	[Victory First Eagle Global Real Assets Fund]
First Eagle High Yield Municipal Fund	[Victory First Eagle High Yield Municipal Fund]
First Eagle Short Duration High Yield Municipal Fund	[Victory First Eagle Short Duration High Yield Municipal Fund]
First Eagle Core Plus Municipal Fund	[Victory First Eagle Core Plus Municipal Fund]

Upon completion of the Reorganizations, expected in the first quarter of 2027, each Fund will succeed to the performance and financial history of its corresponding Predecessor Fund, which will be the accounting and performance survivor.

In this SAI, the Funds may be referred to by the following short names: “Global Fund,” “Overseas Fund,” “U.S. Fund,” “Gold Fund,” “Global Balanced Fund,” “Rising Dividend Fund,” “Small Cap Opportunity Fund,” “Smid Cap Fund,” “Real Assets Fund,” “High Yield Municipal Fund,” “Short Duration High Yield Municipal Fund” and “Core Plus Municipal Fund,” respectively. The High Yield Municipal Fund, Short Duration High Yield Municipal Fund and Core Plus Municipal Fund are referred to together as the “Municipal Funds.” References to a Predecessor Fund by a short name have the corresponding meaning.

Much of the information contained in this SAI expands on subjects discussed in each Fund’s Prospectus. Capitalized terms not defined herein are used as defined in the Prospectuses. No investment in shares of a Fund should be made without first reading that Fund’s Prospectus.

INVESTMENT OBJECTIVES, POLICIES, AND LIMITATIONS

Investment Objectives

Each Fund's investment objective, other than Global Fund's objective, is non-fundamental and may be changed by the Trustees without a shareholder vote. There can be no assurance that a Fund will achieve its investment objective.

Global Fund. The Global Fund seeks long-term growth of capital. In seeking to achieve this objective, the Fund will normally invest primarily in common stocks (and securities convertible into common stocks) of U.S. and foreign companies. However, the Fund reserves the right to invest a portion of its assets in other investments, including short-term debt instruments, gold and other precious metals, and futures contracts related to precious metals, and fixed-income securities of domestic or foreign issuers which, in addition to the income they may provide, appear to offer potential for long-term growth of capital. Under normal circumstances, the Global Fund anticipates it will allocate a substantial amount of its assets to foreign investments. That generally means that approximately 40% or more of the Global Fund’s net assets (plus any borrowings for investment purposes) will be allocated to foreign investments (unless market conditions are not deemed favorable by the Global Fund, in which case the Global Fund expects to invest at least 30% of its net assets (plus any borrowings for investment purposes) in foreign investments).

Overseas Fund. The Overseas Fund seeks long-term growth of capital. In seeking to achieve this objective, the Overseas Fund invests

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primarily in equity securities of non-U.S. companies, the majority of which are traded in mature markets, and may invest in emerging markets, fixed-income instruments, short-term debt instruments, gold and other precious metals, and futures contracts related to precious metals. Under normal circumstances, the Overseas Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in foreign securities.

U.S. Fund. The U.S. Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. equity and debt securities. The Fund also may invest in gold and other precious metals, and futures contracts related to precious metals.

Gold Fund. The Gold Fund seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. Many investors believe that, historically, a limited exposure to gold-related investments has provided some protection against loss of purchasing power during periods of extensive price inflation and/or following periods of extensive credit expansion. Under normal circumstances, at least 80% of the value of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in gold and/or securities (which may include both equity and, to a limited extent, debt instruments) directly related to gold or issuers principally engaged in the gold industry, including securities of gold mining finance companies as well as operating companies with long, medium or short-life mines. The Fund also may invest in debt and equity instruments unrelated to the gold industry, other precious metals and futures contracts related to precious metals.

Global Balanced Fund. The Global Balanced Fund seeks long-term growth of capital and current income generation by investing in a range of asset classes, including dividend-paying equities and corporate and other fixed income instruments, including high-yield, investment grade, sovereign debt, from markets in the United States and throughout the world, and in gold and gold-related investments. Under normal market conditions, the Fund pursues a balanced investment strategy that allocates its assets between equity securities and fixed income securities, including gold and certain gold-related investments. The Fund expects to maintain meaningful exposure to each of these asset classes and expects to invest at least 25% of its net assets in equity securities and at least 25% of its net assets in fixed income securities (which, for purposes of this policy, include gold and gold-related fixed income investments), consistent with its “balanced” investment strategy. Under normal circumstances, the Fund anticipates it will allocate a substantial amount of its assets to income-producing securities. That generally means that approximately 80% or more of the Fund’s net assets (plus any borrowings for investment purposes) will be allocated to such investments, which may include dividend paying equities, both high-yield (below investment grade) and investment grade debt, sovereign bonds, and various short-term debt instruments. That generally means that approximately 40% or more of the Fund’s net assets (plus any borrowings for investment purposes) will be allocated to foreign investments (unless market conditions are not deemed favorable by the Fund, in which case the Fund expects to invest at least 30% of its net assets (plus any borrowings for investment purposes) in foreign investments).

Rising Dividend Fund. The Rising Dividend Fund seeks capital appreciation and current income by investing primarily in domestic stocks and, to a lesser extent, debt and foreign equity instruments. Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in dividend paying equity securities where the dividends are expected to increase over time. Such investments include common stock, hybrid instruments such as preferred stock and convertible securities, and real estate investment trusts.

Small Cap Opportunity Fund. The Small Cap Opportunity Fund seeks long-term growth of capital by investing, under normal circumstances, in equity securities of small- and micro-cap companies in an attempt to take advantage of what the Adviser believes are opportunistic situations for undervalued securities. Under normal circumstances, the Small Cap Opportunity Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities (e.g., common stocks, warrants and rights), including hybrid securities (e.g., preferred stocks and convertible securities), of small-cap companies. The Adviser defines small-cap companies as those that have at the time of investment a market capitalization not greater than that of the largest company in the Russell 2000® Index. Within small-cap, the Adviser further defines micro-cap companies as those that have at the time of investment a market capitalization not greater than that of the largest company in the Russell Microcap® Index. Small-cap companies and micro-cap companies may have similar commercial characteristics (e.g., developing or marketing new products or services for which markets are not yet established). They differ, however, in the market value of their outstanding shares (i.e., market capitalization) with micro-cap companies having smaller market capitalizations than small-cap companies.

Potential investments that the Adviser considers to be opportunistic may include situations involving company turnarounds (e.g., a company that may be experiencing periods of poor financial or stock performance but may be exhibiting potential for financial recovery), emerging growth companies with interrupted earnings patterns (e.g., companies without a long or consistent history of earnings but that the Adviser believes have the potential for earnings growth), companies with unrecognized asset values, or undervalued growth companies (e.g., companies that have low multiples of price-to-book or price-to-sales ratios, or companies with securities that are trading at a price below what the Adviser believes the security is worth). In certain market environments, the Small Cap Opportunity Fund may invest up to 10% of its net assets (plus any borrowings for investment purposes and measured at the time of investment) in securities of foreign issuers. The Small Cap Opportunity Fund also may invest in securities of larger-cap companies (e.g., companies that have at the

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time of investment a market capitalization greater than that of the largest company in the Russell 2000® Index).

The Small Cap Opportunity Fund may invest in other investment companies that invest in equity securities. The Small Cap Opportunity Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what the Adviser deems to be more promising opportunities, and/or manage cash levels in the Small Cap Opportunity Fund’s portfolio.

Smid Cap Fund. The Smid Cap Fund seeks long-term growth of capital by investing, under normal circumstances, in equity securities of small- and mid-cap (“smid cap”) companies in an attempt to take advantage of what the Adviser believes are opportunistic situations for undervalued securities. Under normal circumstances, the Smid Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities (e.g., common stocks, warrants, rights and preferred stocks) of U.S. smid cap companies. The Adviser defines smid cap companies as those that have at the time of investment a market capitalization not greater than that of the largest company in the Russell 2500™ Index. The strategy seeks to preserve flexibility to shift allocations among small- and mid-cap companies to invest where the Adviser believes the market offers the most appropriate risk-reward opportunities at any given time, within the above framework. As such, the Fund’s investments at any time may be more substantially allocated to small- or mid-cap companies.

Potential investments that the Adviser considers to be opportunistic may include situations involving company turnarounds (e.g., a company that may be experiencing periods of poor financial or stock performance but may be exhibiting potential for financial recovery), emerging growth companies with interrupted earnings patterns (e.g., companies without a long or consistent history of earnings but that the Adviser believes have the potential for earnings growth), companies with unrecognized asset values, or undervalued growth companies (e.g., companies that have low multiples of price-to-book or price-to-sales ratios, or companies with securities that are trading at a price below what the Adviser believes the security is worth). The Adviser also considers investments in companies that have the potential to benefit from a perceived catalyst for positive change, such as companies with new management, a more favorable business cycle, product innovation and/or margin improvement. In certain market environments, the Smid Cap Fund may invest up to 10% of its net assets (plus any borrowings for investment purposes and measured at the time of investment) in foreign investments (including ADR, GDRs and EDRs). The Smid Cap Fund also may invest in securities of larger-cap companies (e.g., companies that have at the time of investment a market capitalization greater than that of the largest company in the Russell 2500™ Index).

The Smid Cap Fund may invest in other investment companies (e.g., exchange-traded funds) that invest in equity securities of U.S. smid cap companies, which it will count towards its 80% policy to the extent the investment company has an investment policy to invest 80% or more of its assets in equity securities of U.S. smid cap companies. The Smid Cap Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what the Adviser deems to be more promising opportunities, and/or manage cash levels in the Smid Cap Fund’s portfolio.

Real Assets Fund. The Real Assets Fund seeks long-term capital growth by investing at least 80% of its net assets (plus any borrowing for investment purposes) in a variety of assets believed by the Adviser to represent interests in “real assets” or “real asset” industries. “Real assets” include physical assets and assets that are otherwise recognized as stores of value, such as gold bullion or other precious metals, certain commodities and inflation-linked fixed income securities.

“Real asset” industries are those that relate to ownership or production of such assets or products or services otherwise supporting such assets. These industries may include basic materials, industrials, chemicals, energy, infrastructure, real estate, and utilities, as well as related suppliers and similarly connected businesses.

Under normal circumstances, the Real Assets Fund anticipates it will allocate a portion of its assets to foreign investments (including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”)). The Real Assets Fund is not required to allocate its investments in any set percentages to any particular countries, but normally will invest in at least three countries (one of which may be the United States). The countries in which the Real Assets Fund may invest may include countries whose economies are still developing (sometimes called “emerging markets”). Through its investments in “real assets” or “real asset” industries, the Real Assets Fund will be invested in a number of different countries, which may include Canada, Japan and the United Kingdom.

The Funds have the flexibility to respond promptly to changes in market and economic conditions. For example, a defensive strategy may be warranted during periods of unfavorable market or economic conditions, including periods of market turbulence or periods when prevailing market valuations are higher than those deemed attractive under the investment criteria generally applied on behalf of the Funds.

High Yield Municipal Fund. The High Yield Municipal Fund seeks to provide high current income exempt from regular federal income taxes. Capital appreciation is a secondary objective when consistent with the Fund's primary objective. The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds that pay interest that is exempt from regular federal personal income tax. Such municipal bonds may include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin

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Islands and Guam) that pay interest that is exempt from regular federal personal income tax. The Fund may invest in all types of municipal bonds, including general obligation bonds, revenue bonds and participation interests in municipal leases. The Fund may invest without limit in securities that generate income taxable to those shareholders subject to the federal alternative minimum tax. While the Fund may invest in securities with any time to maturity, the Fund is a long-term bond fund and, as such, will generally maintain, under normal market conditions, an investment portfolio with an overall weighted average maturity of greater than 10 years.

Short Duration High Yield Municipal Fund. The Short Duration High Yield Municipal Fund seeks to provide high current income exempt from regular federal income taxes. Capital appreciation is a secondary objective when consistent with the Fund's primary objective. The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds that pay interest that is exempt from regular federal personal income tax. Such municipal bonds may include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands and Guam) that pay interest that is exempt from regular federal personal income tax. The Fund may invest in all types of municipal bonds, including general obligation bonds, revenue bonds and participation interests in municipal leases. The Fund may invest without limit in securities that generate income taxable to those shareholders subject to the federal alternative minimum tax. While the Fund may invest in securities with any time to maturity, under normal market conditions, the Fund will generally maintain an investment portfolio with a weighted average effective duration of less than five years.

Core Plus Municipal Fund. The Core Plus Municipal Fund seeks to provide current income exempt from regular federal income taxes. Capital appreciation is a secondary objective when consistent with the Fund's primary objective. The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds that pay interest that is exempt from regular federal personal income tax. Such municipal bonds may include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands and Guam) that pay interest that is exempt from regular federal personal income tax. The Fund may invest in all types of municipal bonds, including general obligation bonds, revenue bonds and participation interests in municipal leases. The Fund may invest without limit in securities that generate income taxable to those shareholders subject to the federal alternative minimum tax. While the Fund may invest in securities with any duration or time to maturity, under normal market conditions, the Fund will generally maintain an investment portfolio with a modified duration of between 3 and 10 years.

Defensive Strategy Applicable to all Funds. Under a defensive strategy, the Funds may hold cash and/or invest up to 100% of their assets in high quality debt securities or money market instruments of U.S. or foreign issuers. In such a case, a Fund may not be able to pursue, and may not achieve, its investment objective. It is impossible to predict whether, when or for how long a Fund will employ defensive strategies.

There can be no assurance that a Fund’s stated objective will be realized.

[Investment Policies and Limitations of the Funds

Unless a policy of a Fund is expressly deemed to be a fundamental policy, changeable only by an affirmative vote of the holders of a majority of that Fund’s outstanding voting securities, the Fund’s policies are non-fundamental and may be changed without a shareholder vote.

A Fund may, following notice to its shareholders, employ other investment practices that presently are not contemplated for use by the Fund or that currently are not available but that may be developed to the extent such investment practices are both consistent with the Fund’s investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described in the Fund’s Prospectus.

A Fund’s classification and sub-classification is a matter of fundamental policy. Each Fund is classified as an open-end investment company. Each Fund other than the Gold Fund and Rising Dividend Fund is sub-classified as a diversified investment company, which under the Investment Company Act of 1940, as amended (“1940 Act”) means that, with respect to 75% of a Fund’s total assets, the Fund may not invest in securities of any issuer if, immediately after such investment, (i) more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of that issuer or (ii) more than 10% of the outstanding voting securities of the issuer would be held by the Fund (this limitation does not apply to obligations of the U.S. government, its agencies or instrumentalities, and securities of other investment companies). A diversified fund is not subject to this limitation with respect to the remaining 25% of its total assets. In addition, each Fund has elected to qualify as a “regulated investment company” under the United States Internal Revenue Code of 1986, as amended (the “Code”). To qualify as a regulated investment company, the Funds must meet certain diversification requirements as determined at the close of each quarter of each taxable year. The Code’s diversification test is described in “TAXES.”

The policies and limitations stated in this SAI supplement the Funds’ investment policies set forth in each Fund’s Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined

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immediately after and as a result of the Fund’s acquisition of such security or other asset except in the case of borrowing (or other activities that may be deemed to result in the issuance of a “senior security” under the 1940 Act). Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund’s investment policies and limitations. If the value of a Fund’s holdings of illiquid investments at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board will consider what actions, if any, are appropriate to maintain adequate liquidity.

Fundamental Investment Policies and Limitations of the Funds

[Fundamental Investment Policies

The following policies are fundamental and may not be changed without the approval of a majority of the outstanding voting securities of the applicable Fund, as defined in the 1940 Act.

1.Each Fund other than Victory First Eagle Gold Fund and Victory First Eagle Rising Dividend Fund will not change its sub- classification under the 1940 Act from diversified to non-diversified.

2.Victory First Eagle Gold Fund and Victory First Eagle Rising Dividend Fund will not change their sub-classification under the 1940 Act from non-diversified to diversified.

3.Each Fund will not borrow money except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

4.Each Fund may not issue senior securities except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

5.Each Fund may not engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

6.Each Fund will not lend money or other assets except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

7.Each Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

8.Each Fund will not purchase or sell commodities or contracts related to commodities except to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority. Notwithstanding the foregoing, the Funds may purchase or sell precious metals directly and purchase or sell precious metal commodity contracts or options on such contracts in compliance with applicable commodities laws.

9.Each Fund will not make any investment if, as a result, the Fund’s investments will be concentrated in any one industry except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority, except that Victory First Eagle Gold Fund will invest greater than 25% of its total assets in the precious metal industry. This limitation does not apply to U.S. Government and Agency Securities, securities of other investment companies, and state, territorial or municipal securities or such other securities as may be excluded for this purpose under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief or SEC or SEC staff interpretations.

10.The High Yield Municipal Fund, Short Duration High Yield Municipal Fund and Core Plus Municipal Fund each have a fundamental policy to invest, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in municipal bonds that pay interest exempt from regular federal personal income tax.]

The Funds do not consider a when-issued or delayed purchase securities transaction, or a derivatives transaction, to be a prohibited “senior security” under fundamental policy 4 above provided it meets the conditions of Rule 18f-4 under the 1940 Act.]

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INVESTMENT PRACTICES, INSTRUMENTS AND RISKS

In addition to the principal investment strategies and the principal risks of the Funds described in each Prospectus, each Fund may, but will not necessarily, employ other investment practices and may be subject to additional risks which are described further below. Because the following is a combined description of investment strategies and risks for all of the Funds, certain strategies and/or risks described below may not apply to every Fund. Unless a strategy or policy described below is specifically prohibited with respect to a particular Fund by the investment restrictions listed in the Prospectus, under “Investment Objectives Policies and Limitations” in this SAI, or by applicable law, a Fund may, but will not necessarily, engage in each of the practices described below. Restrictions or policies stated as a maximum percentage of the Funds’ assets are only applied immediately after a portfolio investment to which the policy or restriction is applicable (other than the limitations on borrowing and illiquid investments and any requirements that apply on an ongoing basis, including Rule 35d-1). Accordingly, any later increase or decrease in a percentage resulting from a change in values, net assets or other circumstances will not be considered in determining whether the investment complies with the Funds’ restrictions and policies. Applicable Rule 35d-1 basket-review and temporary-departure requirements and Rule 22e-4 liquidity monitoring, reporting and remedial requirements continue to apply.

Policies and Techniques Applicable to All Funds

For ease of reference, while the discussions below often refer to investments in “securities,” the Funds may invest in many types of assets that include commodities, bank loans, derivatives, etc. A discussion of the risks of particular types of “securities” therefore should be understood to refer to the risks of that type of investment more generally (e.g., foreign securities risks should be understood to describe risks of investing in non-U.S. markets generally, regardless of investment type, and illiquid securities should be understood to describe illiquid investments, as described in Rule 22e-4 under the 1940 Act). Moreover, while the discussions below often refer to investments in securities or debt of “a company” or “companies,” references to “a company” or “companies” should be understood, as the context requires, to also refer to other types of issuers, including municipal issuers.

Investment Policies, Techniques and Risks of the Funds

Arbitrage Transactions. A Fund may engage in arbitrage transactions involving near contemporaneous purchase of securities on one market and sale of those securities on another market to take advantage of pricing differences between markets. Arbitrage opportunities may be limited, may not persist or may disappear before a transaction can be completed. A Fund will incur a gain to the extent that proceeds exceed costs and a loss to the extent that costs exceed proceeds. The risk of an arbitrage transaction, therefore, is that a Fund may not be able to sell securities subject to an arbitrage at prices exceeding the costs of purchasing those securities. Execution risk, market volatility, transaction costs and settlement delays may reduce or eliminate expected profits. A Fund will attempt to limit that risk by effecting arbitrage transactions only when the prices of the securities are confirmed in advance of the trade. There can be no assurance that price confirmations will remain accurate during the settlement period. Unanticipated delays in an arbitrage transaction could cause a Fund to lose money.

Australia Risk. To the extent a Fund invests significantly in the securities of Australian issuers, the Fund’s performance will be particularly exposed to risks that are specific to Australia. Investments in Australian issuers involve regulatory, political, currency, security and economic risks. Fluctuations in the value of the Australian dollar relative to the U.S. dollar may adversely affect returns. The Australian economy is susceptible to adverse changes in certain commodities markets, including those related to the mining and agricultural industries. The Australian economy is also becoming increasingly dependent on its growing services industry. The Australian economy is also heavily dependent on trading with key partners, including the U.S., China, Japan, South Korea, other Asian and certain European countries. Economic events in the U.S., Asia, or in other key trading countries can have a significant economic effect on the Australian economy. Australia’s exposure to China as a major trading partner may increase sensitivity to geopolitical or trade-related disruptions. Reduction in spending on Australian products and services, or changes in any of the economies may cause an adverse impact on the Australian economy. Natural disasters, such as wildfires and droughts, to which Australia is prone, may also adversely impact its economy and the value of a Fund’s investments.

Automobile Industry Risk. The automobile industry can be highly cyclical and companies in the sector may experience periodic losses. Companies in the automobile industry may be affected by labor relations and shortages, as well as changing component prices. Supply chain disruptions, including shortages of semiconductors and other key components, may materially affect production and profitability. Although many major automobile manufacturers are diversified and generally financially strong, other automobile companies are smaller and less diversified in terms of products and consumer base. Technological developments in the automobile industry (e.g., autonomous vehicles) may require companies expend a large amount of capital, with no guarantee of profits. Rapid technological change may render existing products or manufacturing processes obsolete. Automobile companies are also subject to significant governmental regulation involving imports and exports of components, which may affect the profitability of such companies. Compliance with environmental laws and regulations also may negatively affect the value of automobile companies. The automobile industry may have

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a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry’s securities.

Bank Obligations. A Fund may invest in bank obligations, which may include bank certificates of deposit, time deposits or bankers’ acceptances. Certificates of deposit and time deposits are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Additionally, a Fund may invest in bank loans. Investments in bank obligations are subject to the credit risk of the issuing bank and may be adversely affected by changes in the financial condition of the banking sector. These investments potentially expose the Fund to the credit risk of the underlying borrower, and in certain cases, of the financial institution. The Fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower. The market for bank loans may be illiquid and the Fund may have difficulty selling them, especially leveraged loans, which can be difficult to value. During periods of market stress, liquidity in the bank loan market may decline significantly. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. At times, a Fund may decline to receive non-public information relating to loans, which could disadvantage the Fund relative to other investors. (See “Loans” below.)

Borrowing. A Fund may from time to time increase its ownership of securities above the amounts otherwise possible by borrowing from banks (other than those affiliated with the Trust or any of its affiliates) and investing the borrowed funds. Borrowing creates leverage, which may magnify gains but also increases the risk of loss. A Fund may borrow from those banks to facilitate the meeting of redemption requests or for temporary or emergency purposes and may pledge its assets to secure those borrowings. Borrowing may increase a Fund’s volatility and interest expense, which could adversely affect performance. A Fund may borrow from such banks as a temporary measure in exceptional circumstances (e.g., to facilitate the meeting of redemption requests and prevent the Fund from being in an overdraft situation), but the Global Fund may not pledge its assets to secure those borrowings. In accord with the borrowing rules under the 1940 Act, any borrowings by a Fund will be made only to the extent that the value of its assets, less its liabilities other than borrowings, is equal to at least 300% of all of its borrowings (including reverse repurchase agreements and similar financing transactions) computed at the time a loan is made. If the value of a Fund’s assets at any time should fail to meet this 300% asset coverage, described above, the Fund, within three days, is required to reduce its aggregate borrowings (which may include reverse repurchase agreements) to the extent necessary to meet such asset coverage and may have to sell a portion of its investments at a time when independent investment judgment would not indicate such action. Forced deleveraging during adverse market conditions may result in the sale of portfolio securities at unfavorable prices. Notwithstanding all of the above, borrowings for Global Fund may not exceed 10% of its net assets at the time of borrowing. In addition, Global Fund will not purchase securities while borrowings exceed 5% of the Fund’s total assets.

Call Risk. Some debt and convertible securities in which a Fund may invest are also subject to the risk that the issuer might repay them early (“call risk”). When market interest rates are low, issuers may call securities paying higher interest rates. The exercise of call features is typically beyond the control of the Fund. For this reason, a Fund holding a callable security may not enjoy the increase in the security’s market price that usually accompanies a decline in rates. Furthermore, a Fund would have to reinvest the proceeds from the called security at the current, lower rates or in securities with less favorable characteristics. This reinvestment risk may reduce a Fund’s income and total return. In addition, a Fund may not benefit from any increase in value in the securities that might otherwise result from declining interest rates. The likelihood of a call also may impact the price of a security.

Canada Risk. To the extent a Fund invests significantly in the securities of Canadian issuers, the Fund’s performance will be particularly exposed to risks that are specific to Canada. Canada is a significant exporter of natural resources, such as oil, natural gas and agricultural products. As a result, the Canadian economy is susceptible to adverse changes in certain commodities markets. Fluctuations in commodity prices may have a disproportionate effect on certain sectors of the Canadian economy and on issuers in which a Fund invests. It is also heavily dependent on trading with key partners, including the United States, Mexico, and China. Any reduction in trading with these key partners may adversely affect the Canadian economy. Canada’s dependency on the economy of the United States, in particular, makes Canada’s economy vulnerable to political and regulatory changes affecting the United States economy. Changes in U.S. trade, tax or regulatory policies may adversely affect Canadian issuers and financial markets. These and other factors could negatively affect a Fund’s performance. Recent political developments in the United States have raised potential implications for the current trade arrangements between the United States and Canada, which could negatively affect the value of Canadian securities. In addition, fluctuations in the value of the Canadian dollar relative to the U.S. dollar may affect the U.S. dollar value of a Fund’s investments in Canadian issuers.

China Risk. Risks of investments in securities of Chinese issuers include market volatility, heavy dependence on exports, which may decrease, sometimes significantly, when the world economy weakens, and the continuing importance of the role of the Chinese Government, which may take actions that affect economic and market practices. The Chinese Government exercises substantial control

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over the economy and financial markets, and government actions may be sudden, unpredictable or retroactive. These actions may include regulatory measures, which may be adopted with little or no warning, that can severely restrict a company’s business operations, with potentially dramatic adverse impacts on the market values of its securities. While the Chinese economy has grown rapidly in recent years, the rate of growth has been declining, and there can be no assurance that China’s economy will continue to grow in the future. Trade disputes between China and its trading counterparties, including the United States, have arisen and may continue to arise. Such disputes have resulted in trade tariffs and may potentially result in future trade tariffs, as well as embargoes, trade limitations, trade wars and other negative consequences. These actions may disrupt supply chains, reduce demand for Chinese exports and adversely affect Chinese issuers across multiple industries. These consequences could trigger, among other things, a substantial reduction in international trade and adverse effects on, and potential failure of, individual companies and/or large segments of China’s export industry, which could have potentially significant negative effects on the Chinese economy as well as the global economy. In addition, the political climate between the United States and China has recently deteriorated. The United States government has acted to prohibit U.S. persons, such as a Fund, from owning, and required them to divest, certain Chinese companies designated as related to the Chinese military. Compliance with such restrictions may require a Fund to sell affected securities at disadvantageous times or prices. There is no assurance that more such companies will not be so designated in the future, which could limit a Fund’s opportunities for investment and require the sale of securities at a loss or make them illiquid. If the political climate between the United States and China continues to deteriorate, economies and markets may be adversely affected. Further, Chinese companies are subject to the risk of de-listing on U.S. exchanges. Delisting could reduce liquidity and valuation and may require a Fund to transition holdings to alternative trading venues, if available.

Taiwan and Hong Kong do not exercise the same level of control over their economies as does the People’s Republic of China, but changes to their political and economic relationships with the People’s Republic of China could adversely impact investments in Taiwan and Hong Kong. The potential political reunification of China and Taiwan could negatively affect Taiwan’s economy and stock market. Escalating cross-strait tensions may increase market volatility and adversely affect regional and global markets. Hong Kong is closely tied to China, economically and through China’s 1997 acquisition of the country as a Special Administrative Region. China has committed by treaty to preserve Hong Kong’s autonomy and its economic, political and social freedoms until 2047. However, China has in recent years curtailed Hong Kong’s autonomy and freedoms, which has led to political unrest and eroded investor and business confidence in Hong Kong. Further erosion of Hong Kong’s autonomy could impair the functioning of its financial markets and legal system.

Military conflicts, either in response to internal social unrest or conflicts with other countries, could disrupt economic development. The Chinese economy is vulnerable to the long-running disagreements with Hong Kong related to integration and religious and nationalist disputes with Tibet and the Xinjiang region. China has a complex territorial dispute regarding the sovereignty of Taiwan that has included threats of invasion; Taiwan-based companies and individuals are significant investors in China. Any military conflict involving China and Taiwan could have severe regional and global economic consequences. Military conflict between China and Taiwan may adversely affect securities of Chinese, Taiwan-based and other issuers both in and outside the region, adversely impact the economies of China and other Asian countries, disrupt supply chains, and severely affect global economies and markets. Risks of investments in issuers based in Hong Kong, a special administrative region of China, include heavy reliance on the U.S. economy and regional economies, particularly the Chinese economy, which makes these investments vulnerable to changes in these economies. These and related factors may result in adverse effects on investments in China and Hong Kong and have a negative impact on the performance of a Fund.

A Fund may invest in China A shares of certain Chinese companies listed and traded through the Shanghai-Hong Kong Stock Connect and Shenzhen-Hong Kong Stock Connect programs (“Stock Connect”). Stock Connect is a securities trading and clearing program established by Hong Kong Exchanges and Clearing Limited, the Shanghai Stock Exchange, the Shenzhen Stock Exchange and China Securities Depository and Clearing Corporation Limited, which seeks to provide mutual stock market access between Mainland China and Hong Kong. A Fund also may invest in Chinese interbank bonds traded on the China Interbank Bond Market through the China- Hong Kong Bond Connect program (“Bond Connect”). In China, the Hong Kong Monetary Authority Central Money Markets Unit holds Bond Connect securities on behalf of the ultimate investors (such as a Fund) in accounts maintained with a China-based custodian (either the China Central Depository & Clearing Co. or the Shanghai Clearing House). This recordkeeping system subjects a Fund to numerous risks, including the risk that a Fund may have a limited ability to enforce its rights as a bondholder and the risks of settlement delays and counterparty default of the Hong Kong sub-custodian. Furthermore, courts in China have limited experience in applying the concept of beneficial ownership.

Trading through Stock Connect or Bond Connect is subject to a number of restrictions and risks that could impair a Fund’s ability to invest in or sell China A shares or Chinese interbank bonds, respectively, and affect investment returns, including limitations on trading and possible imposition of trading suspensions. For example, Stock Connect is subject to quotas that limit aggregate net purchases on an exchange on a particular day, and an investor cannot purchase and sell the same security through Stock Connect on the same trading day. In addition, both Stock Connect and Bond Connect are generally only available on business days when both the China and Hong Kong markets are open, which may limit a Fund’s ability to trade when it would be otherwise attractive to do so. In addition, uncertainties in China’s tax rules related to the taxation of income and gains from investments in China A shares or Chinese interbank bonds could

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result in unexpected tax liabilities for a Fund. Investing in China A shares and Chinese interbank bonds is also subject to the clearance and settlement procedures associated with Stock Connect and Bond Connect, which could pose risks to a Fund.

All transactions in Stock Connect or Bond Connect securities will be made in renminbi, and accordingly a Fund will be exposed to renminbi currency risks. The ability to hedge renminbi currency risks may be limited. In addition, given the renminbi is subject to exchange control restrictions, a Fund could be adversely affected by delays in converting other currencies into renminbi and vice versa and at times when there are unfavorable market conditions. Securities purchased through Bond Connect generally may not be sold, purchased or otherwise transferred other than through Bond Connect in accordance with applicable rules.

Both Stock Connect and Bond Connect are relatively new programs to the market and are subject to regulations promulgated by regulatory authorities and implementation rules made by the stock exchanges, with respect to Stock Connect, in China and Hong Kong. Furthermore, new regulations may be promulgated from time to time by the regulators in connection with operations and cross-border legal enforcement under Stock Connect and Bond Connect.

A Fund may invest in Chinese companies through a structure known as a variable interest entity (“VIE”), which is designed to provide foreign investors, such as a Fund, with exposure to Chinese companies in sectors in which foreign investment is not permitted. Under this structure, the Chinese operating company is the VIE and establishes a shell company in a foreign jurisdiction, such as the Cayman Islands, which is then listed on a foreign exchange. The shell company has no equity ownership in the VIE but has exposure to the VIE through contractual arrangements. However, a Fund is not a VIE owner or shareholder and cannot exert influence on the VIE through proxy voting. Until recently, the VIE structure was not formally recognized under Chinese law; while China has recently proposed rules that would recognize this structure, there is significant uncertainty as to how these rules would operate. The inability to enforce the contracts through which the shell company derives its value could result in permanent loss of a Fund’s investment.

Commercial Paper. Commercial paper is issued by a corporation, bank, municipality, or other issuer, typically for purposes such as financing current operations. Issuers generally do not register their commercial paper with the SEC. A Fund may invest in commercial paper that cannot be resold to the public without an effective registration statement under the Securities Act of 1933 (the “1933 Act”). While some unregistered commercial paper normally is deemed illiquid, the Adviser may in certain cases determine that such paper is liquid. In some cases, the ratings of commercial paper issuers have been downgraded abruptly, leaving holders with little opportunity to avoid losses. Each Fund (except the Municipal Funds) treats commercial paper purchased with 90 days or less to maturity as the equivalent to cash and does not count that paper toward a Fund’s “80% of net assets” test (those tests are listed above under “Investment Objectives, Policies, and Limitations”), nor does a Fund count that paper towards any test designed to measure a Fund’s net assets allocated to foreign investments. Commercial paper purchased with longer maturities is treated as a short-term debt security for such Funds, which may be eligible to apply toward the “80% of net assets” tests or tests designed to measure a Fund’s net assets allocated to foreign investments. Each Municipal Fund considers all municipal bond instruments, including shorter-duration commercial paper that might be considered a cash equivalent by the other Funds for this purpose, as eligible to count towards a Municipal Fund’s “80% of net assets” test, assuming in each case that the instrument pays interest that is exempt from regular federal personal income tax. Holding commercial paper of any maturity can have a material impact on a Fund’s returns as commercial paper generally carries both lower risk and lower returns relative to equity securities and other types of debt instruments.

Commodities and Commodity Contracts. Each Fund may purchase or sell such precious metals as gold or silver directly or may invest in precious metal commodity contracts and options on such contracts (metals are considered “commodities” under the federal commodities laws). Each Fund also may invest in instruments related to precious metals and other commodities, including structured notes, securities of precious metal finance and operating companies.

Communication Services Sector Risk. Companies in the communication services sector may be dominated by a small number of companies which may lead to additional volatility. These companies are particularly vulnerable to the potential obsolescence of products and services due to technological advances, social media trends and the innovation of competitors. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements, and government regulation. Fluctuating domestic and international demand, shifting demographics, and often unpredictable changes in consumer demand can drastically affect a communication services company’s profitability. Compliance with governmental regulations, delays or failure to receive regulatory approvals, or the enactment of new regulatory requirements may negatively affect the business of telecommunication services companies. Certain companies in the communication services sector may be particular targets of network security breaches, hacking and potential theft of proprietary or consumer information, or disruptions in services, which would have a material adverse effect on their businesses.

Sector-focused investments may increase volatility and sensitivity to sector-specific economic, regulatory or technological developments.

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Consumer Discretionary Sector Risk. To the extent a Fund makes significant investments in the consumer discretionary sector, the Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to the performance of the overall international economy, interest rates, competition, and consumer confidence. Success depends heavily on disposable household income and consumer spending. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on their profitability. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

Consumer Staples Sector Risk. To the extent a Fund makes significant investments in the consumer staples sector, the Fund may be more susceptible to the particular risks that may affect companies in the consumer staples sector than if it were invested in a wider variety of companies in unrelated sectors. The securities of companies in the consumer staples sector are susceptible to many risks due to their historic link to the performance of the economy as a whole. Specific risks to this sector may include changes to disposable income, product marketing, changing consumer tastes and trends, and industry competition. The consumer staples industry depends on the supply of, demand for and prices of commodities and raw materials. Any volatility in those sectors may have a negative effect on the consumer staples sector. Additionally, the performance of food, beverage, household good and consumer good companies may be greatly affected by unpredictable factors, such as consumer tastes and general societal trends.

Covered Option Writing. A Fund may write “covered” call options on equity or debt securities and on stock indices in seeking to enhance investment return or to hedge against declines in the prices of portfolio securities or may write put options to hedge against increases in the prices of securities which it intends to purchase. Generally, a call option is covered if a Fund holds, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other liquid short-term obligations in an account with its custodian). Generally, a put option is “covered” if a Fund maintains cash, Treasury bills or other high grade short-term obligations with a value equal to the exercise price in an account with its custodian, or holds on a share-for-share basis a put on the same equity or debt security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written, or lower than the exercise price of the put written if the difference is maintained in an account with its custodian. One reason for writing options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In the case of a securities call, the writer receives the premium, but has given up the opportunity for profit from a price increase in the underlying security above the exercise price during the option period. In the case of a stock index call, the writer receives the premium, but is obligated to deliver cash if the underlying index rises sufficiently during the option period. Conversely, the put option writer has, in the form of the premium, gained a profit as long as the price of the underlying security or stock index remains above the exercise price, but has assumed an obligation to purchase the underlying security at the exercise price from or deliver cash to the buyer of the put option during the option period. Other “coverage” arrangements also may be used as permitted by applicable law.

Another reason for writing options is to hedge against a moderate decline in the value of securities owned by a Fund in the case of a call option, or a moderate increase in the value of securities a Fund intends to purchase in the case of a put option. If a covered option written by a Fund expires unexercised, it will realize income equal to the amount of the premium it received for the option. If an increase occurs in the underlying security or stock index sufficient to result in the exercise of a call written by a Fund, it may be required to deliver securities or cash and may thereby forego some or all of the gain that otherwise may have been realized on the securities underlying the call option. This “opportunity cost” may be partially or wholly offset by the premium received for the covered call written by the Fund.

Credit Risk. Credit risk is the risk that issuers, guarantors, or insurers may fail, or become less able or unwilling, to pay interest and/or principal when due, including default risk. The value of the debt securities and other instruments held by each Fund fluctuates with the credit quality, or perceived credit quality, of the issuers of those instruments. A Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. Failure of an issuer to make timely payments of principal and interest or a decline or perception of decline in the credit quality of a debt security can cause the price of the debt security to fall, potentially lowering the respective Fund’s share price. The credit quality of a security or instrument can deteriorate suddenly and rapidly, which may negatively impact its liquidity and value. Generally, the longer the maturity and the lower the credit quality of a security, the more sensitive it is to credit risk. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality and do not protect against a decline of value of a security.

Currency Exchange Transactions. A Fund may engage in a currency exchange transaction through a forward currency exchange contract (or other cash management position). A currency exchange transaction may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through a forward currency exchange contract (“Forward Contract”) (or other cash management position). A Forward Contract is an agreement to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. Forward Contracts are usually entered into with banks and broker-dealers, are not exchange traded and are usually for less than one year.

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Currency exchange transactions may involve currencies of the different countries in which the Funds may invest, and may serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. A Fund’s currency transactions may include transaction hedging and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of a Forward Contract (or other cash management position) with respect to specific payables or receivables of a Fund in connection with the purchase or sale of portfolio securities. Portfolio hedging is the use of a Forward Contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. A Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. In addition to hedging transactions, a Fund’s currency transactions may include those intended to profit from anticipated currency exchange fluctuations, even if not related to any particular Fund transaction or portfolio position, which can result in losses if such fluctuations do not occur as anticipated. At the maturity of a Forward Contract to deliver a particular currency, a Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a Forward Contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver, and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in Forward Contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new Forward Contract to sell the currency. Should forward prices decline during the period between the date a Fund enters into a Forward Contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to a Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved. Currency hedging strategies may be imperfect, costly or unavailable, and may not eliminate currency risk. Currency hedging strategies may be imperfect, costly or unavailable, and may not eliminate currency risk.

Cyber Security and Information Technology Risk. The Funds and their service providers depend on complex information technology and communications systems to conduct business functions, making them susceptible to operational and information security risks. A breach in cyber security refers to both intentional and unintentional events that may cause the Funds to lose proprietary information, suffer data corruption, or lose operational capacity. The Funds, and their service providers, may be prone to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber attacks affecting the Funds or their Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Funds. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the Funds’ ability to calculate their net asset values, cause the release of private shareholder information or confidential business information, impede trading, subject the Funds to violations of applicable privacy and other laws, regulatory fines or financial losses and/or cause reputational damage. The Funds also may incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers or securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investment in such companies to lose value.

The Funds and their service providers have administrative and technical safeguards in place with respect to information security. Nevertheless, the Funds and their service providers are potentially susceptible to operational and information security risks resulting from a cyber attack as the Funds are highly dependent upon the effective operation of their computer systems and those of their business partners. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber attacks affecting the Funds’ service providers may adversely affect the Funds and their shareholders. For instance, cyber attacks may

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interfere with the processing of Fund transactions, including the processing of orders, impact a Fund’s ability to calculate net asset values, cause the release and possible destruction of confidential customer or business information, impede trading, subject a Fund and/or its service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks also may affect the issuers of securities in which a Fund invests, which may cause a Fund’s investments to lose value. A Fund also may incur additional costs for cyber security risk management in the future. Although the Funds and their service providers have adopted security procedures to minimize the risk of a cyber attack, there can be no assurance that the Funds or their service providers will avoid losses affecting the Funds due to cyber attacks or information security breaches in the future. The Funds have limited ability to prevent or mitigate losses resulting from cyber incidents affecting third-party service providers.

Recent technological advances in artificial intelligence, robotics and machine learning technologies (collectively “AI Technologies”) and their current and potential future applications including in the financial sectors, as well as the legal and regulatory frameworks within which they operate, continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto. Regulations related to AI Technologies also may impose certain obligations on organizations, and the costs of monitoring and responding to such regulations, as well as the consequences of non-compliance, could have an adverse effect on organizations connected to the Funds and their investments. In addition, the Funds and their investments could be exposed to risks to the extent third-party service providers or any counterparties use AI Technologies in their business activities. The use of AI Technologies by issuers or service providers may introduce risks that are difficult to identify, monitor or mitigate.

Defaulted Securities. A Fund may invest in securities or debt of companies that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings or defaulted municipal bonds (i.e., bonds on which the issuer has not paid principal or interest on time). Such investments involve a substantial degree of risk, are speculative and are subject to many of the risks associated with investments in lower-rated debt instruments. In any reorganization or liquidation proceeding relating to a company or issuer in which a Fund invests, a Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Fund’s original investment, and/or may be required to accept payment over an extended period of time. Under such circumstances, the returns generated may not compensate the Fund adequately for the risks assumed. A wide variety of considerations render the outcome of any investment in a financially distressed company or issuer uncertain, and the level of analytical sophistication, both financial and legal, necessary for successful investment in companies or issuers experiencing significant business and financial difficulties, is unusually high. A Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer. Recovery values may be uncertain and dependent on lengthy legal or restructuring proceedings.

There is no assurance that the Adviser will correctly evaluate the intrinsic values of the distressed companies or issuers in which the Funds may invest. There is also no assurance that the Adviser will correctly evaluate how such value will be distributed among the different classes of creditors, or that the Adviser will have properly assessed the steps and timing thereof in the bankruptcy or liquidation process. Any one or all of such companies or issuers may be unsuccessful in their reorganization and their ability to improve their operating performance. Also, such companies’ or issuers’ securities may be considered speculative, and the ability of such companies or issuers to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry, or specific developments within such companies or issuers. The Funds may invest in the securities of companies or issuers involved in bankruptcy proceedings, reorganizations and financial restructurings and may have a more active participation in the affairs of the issuer than is generally assumed by an investor.

This may subject the Funds to litigation risks or prevent the Funds from disposing of securities. In a bankruptcy or other proceeding, a Fund as a creditor may be unable to enforce its rights in any collateral or may have its security interest in any collateral challenged, disallowed or subordinated to the claims of other creditors. While the Funds will attempt to avoid taking the types of actions that would lead to equitable subordination or creditor liability, there can be no assurance that such claims will not be asserted or that the Funds will be able to successfully defend against them.

Derivative Transactions. Derivatives may involve leverage and may result in losses that exceed the amount invested or, in certain cases, the Fund’s initial exposure. A Fund may invest in options, futures and swaps and related products which are often referred to as “derivatives.” The use of derivatives is a highly specialized activity that can involve investment techniques and risks different from, and in some respects greater than, those associated with investing in more traditional investments such as stocks and bonds. Derivatives may have a return that is tied to a formula based upon an interest rate, index or other measurement which may differ from the return of a simple security of the same maturity. A formula may have a cap or other limitation on the rate of interest to be paid. Derivatives may have varying degrees of volatility at different times, or under different market conditions, and may perform in unanticipated ways. Derivatives can be difficult to value and valuation may be more difficult in times of market turmoil. There may be imperfect correlation between the behavior of a derivative and that of the reference instrument underlying the derivative, and the reference asset may not perform as anticipated. An abrupt change in the price of a reference instrument could render a derivative worthless. Derivatives may involve risks different from, and possibly greater than, the risks associated with investing directly in the reference instrument. Derivatives

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may involve fees, commissions, or other costs that may reduce a Fund’s gains or exacerbate losses from the derivatives. Use of derivatives or similar instruments may not be as favorable as a direct investment in an underlying investment and may adversely affect the amount, timing and character of income distributed to shareholders. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Code”). If such provisions are applicable, there could be an increase in the amount of taxable dividends paid by the Fund.

A Fund may enter into interest rate, total return, credit default, currency, equity, fixed income and index swaps and the purchase or sale of related caps, floors and collars. A Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, for investment purposes, to deploy cash or to protect against any increase in the price of securities it anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Generally, a total return swap is an agreement between two parties, pursuant to which one pays (and the other receives) an amount equal to the total return of an underlying reference asset in exchange for a regular payment, at a fixed or floating rate or the total rate of return of another financial instrument. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential between them. An index swap is an agreement to swap cash flows on a notional amount based on changes in values of the reference indices. For example, a Fund may agree to swap the return generated from one fixed income index for the return generated by a second fixed income index. Swaps may be used in conjunction with other derivative instruments to offset interest rate, currency or other underlying risks. For example, interest rate swaps may be offset with “caps,” “floors” or “collars.” A “cap” is essentially a call option which places a limit on the amount of floating rate interest that must be paid on a certain principal amount. A “floor” is essentially a put option which places a limit on the minimum amount that would be paid on a certain principal amount. A “collar” is essentially a combination of a long cap and a short floor where the limits are set at different levels.

A Fund will typically enter into swaps on a net basis; that is, the two payment streams will be netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments.

Rule 18f-4 under the 1940 Act permits a Fund to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including a Fund, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).

Under Rule 18f-4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, and borrowed bonds), if the Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when-issued or forward- settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and non- standard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

Unless a Fund is relying on the Limited Derivatives User Exception (as defined below), a Fund must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires a Fund to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on Fund leverage risk calculated based on value-at-risk (“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board, including a majority of Independent Trustees, and periodically reviews the DRMP and reports to the Board.

Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if the Fund’s “derivatives exposure” (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”). As of the date of this Statement of Additional Information, each Fund is relying on the Limited Derivatives User Exception.

Unfunded Lending Commitments. Certain loans made by the Municipal Funds represent advance commitments to extend credit as and when requested by the borrower. These commitments typically are subject to various contingencies and conditions. The Municipal Funds also must manage their available cash, cash equivalents and borrowings so as to have cash on hand to complete the loan when required. Rule 18f-4 adopted by the SEC under the 1940 Act requires that the Municipal Funds reasonably believe, at the time it enters

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into an unfunded commitment agreement, that it will have sufficient cash and cash equivalents to meet its obligations on these commitments when due. A Municipal Fund will consider its overall circumstances when evaluating sufficiency of its cash and cash equivalents for this purpose. For example, the Municipal Funds will consider any conditions on their commitments, their reasonable expectations as to when each commitment will be due, other obligations of the Municipal Funds (such as the obligation to hold liquid assets during periods when the Fund has offered to repurchase its shares), and the Municipal Funds’ ability to borrow.

Direct Lending Risk. The Municipal Funds may engage in direct lending. Direct loans between a Municipal Fund and a borrower may not be administered by an underwriter or agent bank. A Municipal Fund may provide financing to borrowers directly or through companies affiliated with a Municipal Fund. The terms of the direct loans are negotiated with borrowers in private transactions. Furthermore, a direct loan may be secured or unsecured. A Municipal Fund will rely primarily upon the creditworthiness of the borrower and/or any collateral for payment of interest and repayment of principal. Direct loans may subject a Municipal Fund to liquidity risk, interest rate risk, and borrower default or insolvency. Direct loans are not publicly traded and may not have a secondary market which may have an adverse impact on the ability of a Municipal Fund to dispose of a direct loan and/or value the direct loan. A Municipal Fund’s performance may be impacted by the Municipal Fund’s ability to lend on favorable terms as the Municipal Fund may be subject to increased competition or a reduced supply of qualifying loans which could lead to lower yields and reduce performance.

As part of its lending activities, a Municipal Fund may originate loans to borrowers that are experiencing significant financial or business difficulties, including borrowers involved in bankruptcy or other reorganization and liquidation proceedings. Although the terms of such financing may result in significant financial returns to a Municipal Fund, they involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful financing to borrowers experiencing significant financial difficulties is unusually high. Different types of assets may be used as collateral for a Municipal Fund’s loans and, accordingly, the valuation of and risks associated with such collateral will vary by loan. There is no assurance that a Municipal Fund will correctly evaluate the value of the assets collateralizing the Municipal Fund’s loans or the prospects for a successful reorganization or similar action. In any reorganization or liquidation proceeding relating to a borrower that a Municipal Fund is lending money to, the Municipal Fund may lose all or part of the amounts advanced to the borrower or may be required to accept collateral with a value less than the amount of the loan advanced by the Municipal Fund to the borrower. Furthermore, in the event of a default by a borrower, a Municipal Fund may have difficulty disposing of the assets used as collateral for a loan. To the extent a Municipal Fund seeks to engage in direct lending, the Municipal Fund will be subject to enhanced risks of litigation, regulatory actions and other proceedings. As a result, the Municipal Fund may be required to pay legal fees, settlement costs, damages, penalties or other charges, any or all of which could materially adversely affect the Municipal Fund and its holdings.

Dividend Risk. Changes in the dividend policies of companies that may pay dividends and the capital resources available for such companies’ dividend payments may affect a Fund. An issuer of stock held by a Fund may choose not to declare a dividend. If declared, the dividend rate might not remain at current levels or increase over time. Dividend paying securities might not experience the same level of earnings growth or capital appreciation as non-dividend paying securities. Securities that pay dividends may be sensitive to changes in interest rates and, as interest rates rise or fall, the prices of such securities may fall. This risk may be greater in a period of low interest rates. Dividend paying securities may behave differently than other types of investments. For example, a Fund’s performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non- dividend paying stocks. Depending upon market conditions, dividend paying stocks that meet the Fund’s investment criteria may not be widely available, or may be highly concentrated in only a few market sectors. This may increase the volatility of the Fund’s returns and may limit the ability of the Fund to produce current income. Market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments and could make the Fund’s performance more volatile. As a group, securities that pay dividends may fall out of favor with investors and underperform companies that do not pay dividends. High-dividend stocks may not experience high earnings growth or capital appreciation.

Energy Risk. Energy companies in which a Fund may invest include companies in the discovery, development, production or distribution of energy or other natural resources, the development of technologies for the production of efficient use of energy and other natural resources, or the furnishing of related supplies and/or services. Companies in the energy industry may be significantly affected by volatile energy prices and supply and demand of energy fuels, conservation efforts, energy exploration and production, government regulation, weather or natural disasters and global events. Energy companies also may operate in, or do business in, countries with less developed regulatory regimes or countries with a history of expropriation, nationalization or other adverse policies. Because of this, the securities of energy companies can be very volatile. Energy companies also may have high levels of debt, making them more likely to restructure their businesses if there are market downturns in the energy sector or in the market as a whole.

Environmental and Climate Risks. Assets of companies in which a Fund may invest may be affected by environmental conditions and climate change patterns. Certain geographic regions may be exposed to adverse weather conditions, including natural disasters and extreme weather events such as hurricanes, earthquakes, wildfires, droughts, heat waves and rising sea levels. These disasters, and the

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resulting damage, may have a severe and negative effect on the investments of a Fund. Extreme weather patterns also may have a negative impact on issuers in the agricultural, commodity and natural resources sector.

Climate change may increase the frequency and intensity of extreme weather conditions, which may result in significant economic disruption. The future of climate change is challenging to anticipate, but may include fluctuation in demand for certain goods and resources, supply chain disruption, increased regulations, changes in property values and availability of natural resources.

Equity Investments. Equity securities may include common stock, shares of exchange-traded funds that pursue principal investment strategies that invest in equity securities (see also the discussion under “Investment in Other Investment Companies”) private investments in public equities (PIPEs) (see also the discussion under “Securities Issued in PIPE Transactions”), depositary receipts (see also the discussion under “Foreign Investments”), warrants, rights and hybrid securities (see also the discussion under “Hybrid Investments”), and real estate investment trusts (see also the discussion under “Real Estate and Real Estate Investment Trusts”). Common stock represents an equity or ownership interest in a company. This interest often gives a Fund the right to vote on measures affecting the company’s organization and operations. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value also may fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock also may be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies. Stocks of companies that the Adviser believes are fast- growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. An individual security may be more volatile, and may perform differently, than the market as a whole. Equity securities may be more volatile than other asset classes and may be subject to rapid and significant declines.

Warrants or rights may be acquired by a Fund in connection with other securities or separately. Warrants are securities permitting, but not obligating, their holder to subscribe for other securities or commodities and provide a Fund with the right to purchase at a later date other securities of the issuer. Rights are similar to warrants but typically are issued by a company to existing holders of its stock and provide those holders the right to purchase additional shares of stock at a later date. Rights also normally have a shorter duration than warrants. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. Warrants and rights may be more speculative than certain other types of investments and entail risks that are not associated with a similar investment in a traditional equity instrument. While warrants and rights are generally considered equity securities, because their value is derived, at least in part, from the value of the underlying securities, they may be considered hybrid instruments that have features of both equity securities and derivative instruments. However, there are characteristics of warrants and rights that differ from derivatives, including that values do not necessarily change with the value of the underlying securities. The purchase of warrants and rights involves the risk that a Fund could lose the purchase value of the warrants or rights if the right to subscribe to additional shares is not exercised prior to the warrants’ or rights’ expiration date because warrants and rights cease to have value if they are not exercised prior to their expiration date. Also, the purchase of warrants and rights involves the risk that the effective price paid for the warrants and rights added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the price of the underlying security. The market for warrants or rights may be very limited and it may be difficult to sell them promptly at an acceptable price. The Rising Dividend Fund may invest in warrants (in addition to those that have been acquired in units or attached to other securities) but does not currently intend to invest more than 5% of the value of its net assets (at the time of investment) in such warrants. A warrant is an option to purchase a specified quantity of equity or debt securities at a set price within a specific period of time.

Equity-Swap Contracts. A Fund may enter into both long and short equity-swap contracts. A long equity-swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract. A short equity-swap contract obligates the Fund to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Fund to receive from the counterparty any depreciation on the security as well as interest on the notional value of the contract.

A Fund also may enter into equity-swap contracts whose value is determined by the spread between a long equity position and a short equity position. This type of swap contract obligates the Fund to pay the counterparty an amount tied to any increase in the spread between the two securities over the term of the contract. The Fund is also obligated to pay the counterparty any dividends paid on the short equity holding as well as any net financing costs. This type of swap contract entitles the Fund to receive from the counterparty any gains based on a decrease in the spread as well as any dividends paid on the long equity holding and any net interest income.

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Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Fund will realize gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date. Equity swaps normally do not involve the delivery of securities or underlying assets.

Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities.

The risk of loss consists of the net payments that the Fund is contractually obligated to receive, if any. In certain circumstances swap collateral also may be exposed.

European Risk. A Fund’s investments may subject it to the risks associated with investing in European markets, including risks arising from economic, political, regulatory and geopolitical developments affecting European countries and the European Union (the “EU”), including regional conflicts. Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. A number of countries in the EU have experienced, and may continue to experience, severe economic and financial difficulties, increasing the risk of investing in the European markets.

Changes in the composition of the EU, shifts in cross-border arrangements, and evolving trade and cooperation frameworks between European countries and other nations could adversely affect economic and market conditions in the United Kingdom, the EU and its member states and elsewhere, and could contribute to instability in global financial markets. The impact of such events on a Fund is difficult to predict, but they may adversely affect the return on a Fund and its investments. There may be detrimental implications for the value of certain of a Fund’s investments, its ability to enter into transactions or to value or realize such investments, or otherwise to implement its investment program. It is possible that certain of a Fund’s investments may need to be restructured to enable a Fund’s objectives to be pursued fully. This may increase costs or make it more difficult for a Fund to pursue its investment objectives. See also the discussion under “United Kingdom Risk”.

To the extent a Fund has exposure to European markets or to transactions tied to the value of the euro, these events could negatively affect the value and liquidity of the Fund’s investments. Fluctuations in the euro and other European currencies relative to the U.S. dollar may adversely affect returns. All of these developments may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on a Fund’s investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.

Further, political or economic disruptions in European countries, even in countries in which a Fund is not invested, may adversely affect security values and thus a Fund’s holdings. Rising populism, fiscal stress or sovereign debt concerns in certain European countries may increase market volatility. Recent political developments in the United States have raised potential implications for the current trade arrangements between the United States and Europe, which could negatively affect the value of European securities.

Exchange-Traded Funds. A Fund may invest in exchange-traded funds (“ETFs”). ETFs are investment companies or special purpose trusts that often pursue investment objectives to achieve the same rate of return as a particular market index or commodity while trading throughout the day on an exchange. Most ETF shares are sold initially in the primary market in units of 50,000 or more (“creation units”). A creation unit represents a bundle of securities (or other assets) that replicates, or is a representative sample of, the ETF’s holdings and that is deposited with the ETF. Once owned, the individual shares comprising each creation unit are traded on an exchange in secondary market transactions for cash. The secondary market for ETF shares allows them to be readily converted into cash, like commonly traded stocks. The combination of primary and secondary markets permits ETF shares to be traded throughout the day close to the value of the ETF’s underlying holdings. A Fund would purchase and sell individual shares of ETFs in the secondary market. These secondary market transactions require the payment of commissions.

ETF shares are subject to the same risks as investment companies, as described above. Furthermore, there may be times when the exchange halts trading, in which case a Fund owning ETF shares would be unable to sell them until trading is resumed. In addition, because ETFs often invest in a portfolio of common stocks and “track” a designated index, an overall decline in stocks comprising an ETF’s benchmark index could have a greater impact on the ETF and investors than might be the case in an investment company with a more widely diversified portfolio. Losses could also occur if the ETF is unable to replicate the performance of the chosen benchmark index. ETFs tracking the return of a particular commodity (e.g., gold or oil) are exposed to the volatility and other financial risks relating to commodities investments.

Other risks associated with ETFs include the possibility that: (i) an ETF’s distributions may decline if the issuers of the ETF’s portfolio securities fail to continue to pay dividends; and (ii) under certain circumstances, an ETF could be terminated. Should termination occur, the ETF could have to liquidate its portfolio when the prices for those assets are falling. In addition, inadequate or irregularly provided information about an ETF or its investments, because many ETFs are passively managed, could expose investors in ETFs to unknown risks.

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Financials Sector Risk. To the extent a Fund makes significant investments in the financials sector, the Fund may be more susceptible to the particular risks that may affect companies in the financials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financials sector are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business, or political developments could affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

Floating Rate and Variable Rate Demand Notes. A Fund may (and the Municipal Funds generally will) purchase variable rate demand notes for short-term cash management purposes and floating rate demand notes for investment purposes. Floating rate and variable rate demand notes are debt instruments that provide for periodic adjustments in the interest rate. The interest rate on these instruments may be reset daily, weekly or on some other reset period and may have a floor or ceiling on interest rate changes. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank’s prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate. Interest rate adjustments are designed to help stabilize the instrument’s price or maintain a fixed spread to a predetermined benchmark. While this feature may protect against a decline in the instrument’s market price when interest rates or benchmark rates rise, it may lower a Fund’s income when interest rates or benchmark rates fall. A Fund’s income from its floating rate and variable rate investments also may increase if interest rates rise. Floating rate and variable rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. A Fund’s ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the issuer. The failure by a Fund to receive scheduled interest or principal payments on a loan would adversely affect the income of a Fund and may reduce the value of its assets. Floating rate and variable rate demand notes and bonds may have a stated maturity in excess of one year but may have features that permit a holder to demand payment of principal plus accrued interest upon a specified number of days’ notice. Such obligations may be secured by letters of credit or other credit support arrangements provided by banks. If these obligations are not secured by letters of credit or other credit support arrangements, a Fund’s right to demand payment will be dependent on the ability of the issuer to pay principal and interest on demand. In addition, these may not be rated by credit rating agencies and may involve heightened risk of default by the issuer. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days’ notice to the holders. There is no assurance that a Fund will be able to reinvest the proceeds of any prepayment at the same interest rate or on the same terms as those of the original instrument. The absence of an active secondary market for floating rate and variable rate demand notes could make it difficult for a Fund to dispose of the instruments, and a Fund could suffer a loss if the issuer defaults or during periods in which a Fund is not entitled to exercise its demand rights. When a reliable trading market for the floating rate and variable rate instruments held by a Fund does not exist and a Fund may not demand payment of the principal amount of such instruments within seven days, the instruments may be deemed illiquid and therefore subject to a Fund’s limitation on investments in illiquid securities.

Floating Rate Securities. A Fund may (and the Municipal Funds generally will) invest in short-term floating rate securities issued by municipal tender option bond trusts (“TOB Trusts”) (see also the discussion under “Inverse Floaters”). Generally, the interest rate earned will be based upon the market rates for municipal securities with maturities or remarketing provisions that are comparable in duration to the periodic interval of the tender option, which may vary from weekly, to monthly, to other periods of up to one year. Since the tender option feature provides a shorter term than the final maturity or first call date of the underlying municipal bond deposited in the trust, a Fund, as the holder of the floating rate securities, relies upon the terms of the remarketing and liquidity agreements with the financial institution that acts as remarketing agent and/or liquidity provider as well as the credit strength of that institution. As further assurance of liquidity, the terms of the TOB Trust provide for a liquidation of the municipal bond deposited in the trust and the application of the proceeds to pay off the floating rate securities. TOB Trusts that are organized to issue both short-term floating rate securities and inverse floaters generally include liquidation triggers to protect the investor in the floating rate securities.

Foreign Investments. A Fund may (and the Global Fund, Overseas Fund, Gold Fund, Global Balanced Fund, Small Cap Opportunity Fund, Smid Cap Fund and Real Assets Fund generally will) invest in foreign securities or other types of foreign investments, which may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than does investment in securities of domestic issuers. Investing in foreign securities is a principal investment strategy of the Global Fund, Overseas Fund, Gold Fund, Global Balanced Fund, Small Cap Opportunity Fund and Real Assets Fund. The Funds may invest in

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securities of foreign issuers directly or in the form of ADRs, GDRs, EDRs, or other securities representing underlying shares of foreign issuers as alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. Positions in these securities are not necessarily denominated in the same currency as the common stocks into which they may be converted, and there may be imperfect correlation between the market value of depositary receipts and the underlying foreign securities. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are global offerings where two securities are issued simultaneously in two markets, usually publicly in non-U.S. markets and privately in the U.S. market. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, EDRs, in bearer form, are designed for use in European securities markets, and GDRs are designed for use in the U.S. and European securities markets. A Fund may invest in both “sponsored” and “unsponsored” ADRs. In a sponsored ADR, the issuer typically pays some or all of the expenses of the depository and agrees to provide its regular shareholder communications to ADR holders. An unsponsored ADR is created independently of the issuer of the underlying security. The ADR holders generally pay the expenses of the depository and do not have an undertaking from the issuer of the underlying security to furnish shareholder communications. Issuers of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the ADRs. The Global Balanced Fund, Rising Dividend Fund, Small Cap Opportunity Fund, Smid Cap Fund and Real Assets Fund may invest more than 5% of their total assets in unsponsored ADRs.

With respect to portfolio securities or other types of foreign investments that are issued by foreign issuers or denominated in foreign currencies, the investment performance of a Fund is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See also the discussion under “Currency Exchange Transactions.”)

Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, positions which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts (or other foreign cash management positions) involve certain risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in the rates of exchange between the U.S. dollar and foreign currencies; possible imposition of exchange control regulations or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities or other investment products; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; less developed or less efficient trading markets; different accounting, auditing and financial reporting standards; different settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; imposition of foreign taxes; and sometimes less advantageous legal, operational and financial protections applicable to foreign custodial or sub-custodial arrangements. The laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt and the assets of a Fund may be exposed to risk in circumstances where the custodian/sub-custodian will have no liability.

Although the Funds generally seek to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions or protectionist trade policies, or other adverse political, social or diplomatic developments that could affect investment in these nations. These risks may be more pronounced with respect to investments in emerging markets, as described below. Additionally, economic or other sanctions imposed on the United States by a foreign country, or imposed on a foreign country or issuer by the United States, could impair a Fund’s ability to buy, sell, hold, receive, deliver, or otherwise transact in certain investment securities. Sanctions could also affect the value and/or liquidity of a foreign security.

To the extent a Fund invests in emerging market securities, the Fund may be exposed to risks related, but not limited to: (i) lack of liquidity, market manipulation concerns, limited reliable access to capital, political risk, and foreign investment structures; (ii) differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards, which could impede the Adviser’s ability to evaluate local companies or impact a Fund’s performance; or (iii) limitations on the rights and remedies available to a Fund, individually or in combination with other shareholders, against portfolio companies. Emerging markets may be subject to sudden capital controls, currency devaluations or restrictions on foreign ownership or repatriation of assets. Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. Political instability or changes in government may increase the risk of expropriation, nationalization or other adverse government actions. Legal systems in emerging markets may provide limited or uncertain protections for investors. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. These risks may be exacerbated during periods of global market stress.

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The risks outlined above are often more pronounced in “frontier markets” in which a Fund may invest. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, the risks of investing in emerging markets are magnified in frontier markets. Investments in frontier markets may be subject to extreme price volatility and prolonged periods of illiquidity. This magnification of risks is the result of a number of factors, including: government ownership or control of parts of the private sector and of certain companies; trade barriers; exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; less uniformity in accounting and reporting requirements; unreliable securities valuation; greater risk associated with custody of securities; and the relatively new and unsettled securities laws in many frontier market countries. In addition, the markets of frontier countries typically have low trading volumes, leading to a greater potential for extreme price volatility and illiquidity. A Fund may be unable to sell frontier market investments at desired times or prices. This volatility may be further increased by the actions of a few major investors. For example, a substantial increase or decrease in cash flows of funds investing in these markets could significantly affect local securities prices and, therefore, the net asset value of a Fund. Political instability or regime change may materially impair investor rights. All of these factors make investing in frontier market countries significantly riskier than investing in other countries, including more developed and traditional emerging market countries, and any one of them could cause the net asset value of the Fund’s shares to decline.

Investing in a Fund can be an efficient way for an individual to participate in foreign markets, but the cost of investing in foreign markets is higher than the cost of investing in U.S. markets and the expenses of Funds that invest in foreign securities or other markets, including advisory and custody fees, are higher than the expenses of many mutual funds that invest only in domestic equities.

Unless specifically noted otherwise, the Adviser will determine an investment’s location based on its assessment of the investment’s “country of risk.” The location of commercial paper is determined by the location of the guarantor in the first instance and then “country of risk” as needed. “Country of risk” is based on a multi-factor country of risk assessment determined by the Adviser, including factors such as an issuer’s country of domicile, and the country of the stock exchange on which it trades, among others.

Forward-Settled, When-Issued or Delayed-Delivery Securities. A Fund may purchase securities on a “forward-settled,” “when-issued” or “delayed-delivery” basis. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if the Adviser deems it advisable for investment reasons.

Any borrowing by a Fund may increase net asset value fluctuation. Forward-settled, when-issued or delayed-delivery securities are subject to the risk that the security will not be issued or that a counterparty will fail to complete the sale or purchase of the security. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price and may forgo any gain in the security’s price.

Securities purchased on a forward-settled, when-issued or delayed-delivery basis are recorded as assets on the day following the purchase and are marked-to-market daily. A Fund will not invest more than 25% of its assets in forward-settled, when-issued or delayed-delivery securities, does not intend to purchase such securities for speculative purposes and will make commitments to purchase securities on a forward-settled, when-issued or delayed-delivery basis with the intention of actually acquiring the securities. However, the Funds reserve the right to sell acquired forward-settled, when-issued or delayed-delivery securities before their settlement dates if deemed advisable.

Futures and Options on Futures. A Fund may utilize futures contracts and options on futures. These transactions may be effected on securities exchanges or in the over-the-counter market. When purchased over-the-counter, a Fund bears the risk that the counterparty to the contract will be unable or unwilling to perform its obligations. These contracts also may be illiquid and, in such cases, a Fund may have difficulty closing out its position. Engaging in these types of transactions is a specialized activity and involves risk of loss. In addition, engaging in these types of transactions may increase the volatility of returns, because they commonly involve significant “built in” leverage and can be entered into with relatively small “margin” commitments relative to the resulting investment exposure. Futures contracts and similar “derivative” instruments are also subject to the risk of default by the counterparties to the contracts. Each Fund may engage in certain investment techniques which create market exposure, such as dollar rolls.

A Fund may enter into futures contracts in U.S. markets or on exchanges located outside the United States. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than U.S. markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits realized could be eliminated by adverse changes in the exchange rate. Transactions on foreign exchanges may include both commodities that are traded on U.S. exchanges and those that are not. Unlike trading on U.S. commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission (“CFTC”).

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Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. Successful use of futures also is subject to the investment adviser’s ability to predict correctly movements in the direction of the relevant market, and, to the extent the transaction is entered into for hedging purposes, to determine the appropriate correlation between the transaction being hedged and the price movements of the futures contract.

Futures and related options transactions must constitute permissible transactions pursuant to regulations promulgated by the CFTC. [As a general matter, the Adviser intends to conduct the operations of each Fund in compliance with CFTC Rule 4.5 under the Commodity Exchange Act of 1974, as amended (the “Commodity Exchange Act”), in order to avoid regulation by the CFTC as a commodity pool operator with respect to the Fund.] The Rule 4.5 exemption limits (i) the ability of any Fund to trade in specified “commodity interests” (generally, futures, options on futures, certain foreign exchange transactions, and many swaps) beyond levels approved by the CFTC as de minimis and (ii) the ability of any Fund to market itself as providing investment exposure to such instruments. The regulatory requirements could change at any time and additional regulations could also be adopted, which may adversely affect a Fund.

Gold and other Precious Metals. The Gold Fund maintains a policy of concentrating its investments in gold and gold-related issues. Other Funds also may invest in assets of this nature, including ETFs that hold gold or track the price of gold and other precious-metal related issues (e.g., silver). Each is therefore susceptible to specific political and other risks affecting the price of gold and other precious metals.

The price of gold has been subject to substantial upward and downward price movements over short periods of time and may be affected by economic cycles, resource availability, increased competition, changes in U.S. and foreign regulatory policies, unpredictable international monetary and political policies, such as currency devaluations or revaluations, economic conditions within an individual country, trade imbalances, or trade or currency restrictions between countries and world inflation rates and interest rates. The price of gold, in turn, is likely to affect the market prices of securities of companies mining, processing or dealing in gold. Other factors that may affect the prices of gold, precious metals and securities related to them include changes in industrial and commercial demand for gold and precious metals. Accordingly, the value of a Fund’s investments in such securities also may be affected.

In addition to investing in precious metal finance and operating companies, a Fund also may invest directly in precious metals (such as gold, silver, platinum and palladium bullion) or purchase or sell contracts for their future delivery (“futures contracts,” the risks of which are described above under “Futures and Options on Futures”). The risks related to investing in precious metals directly are similar to those of investing in precious metal finance and operating companies, as described in the Funds’ Prospectuses. Moreover, the risks of investing in other precious metals are similar to gold but are not the same. For example, the market for other precious metals (e.g., silver) may be more affected by commercial demand than broader changes in domestic and foreign policy or economic policies more generally. There are, however, additional considerations related to such direct precious metal investments, including custody and transaction costs that may be higher than those involving securities. In addition, storage, insurance, allaying and custody charges for other precious metals, among other costs, may be greater than the costs associated with direct investments in gold when measured on a unit of value basis. Moreover, holding precious metals, whether in physical form or book account, results in no income being derived from such holding, unlike securities which may pay dividends or make other current payments. The income derived from trading in precious metals and certain contracts and derivatives relating to precious metals must be closely monitored to avoid potentially negative tax consequences.

A Fund may invest in one or more special-purpose, wholly-owned subsidiaries formed and operated by the Fund to invest directly or indirectly in gold (and to a limited extent other precious metals and commodities). The Funds which currently utilize wholly-owned subsidiaries are the Global Fund, Overseas Fund, U.S. Fund, Global Balanced Fund, Gold Fund and Real Assets Fund.

Although the Funds have contractual protections with respect to the credit risk of their custodian, precious metals held in physical form (even in a separate account) involves the risk of delay in obtaining the assets in the case of bankruptcy or insolvency of the custodian. This could impair disposition of the assets under those circumstances. Finally, although not currently anticipated, if precious metals in the future were held in book account, it would involve risks of the credit of the party holding the precious metal.

Health Care Sector Risk. To the extent a Fund makes significant investments in the health care sector, the Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. The profitability of companies in the health care sector may be adversely affected by the following factors, among others: extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, changes in the demand for medical products and services, a limited number of products, industry innovation, changes in technologies and other market developments. A number of issuers in the health care sector have recently merged or otherwise experienced consolidation. The effects of this trend toward

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consolidation are unknown and may be far-reaching. Many health care companies are heavily dependent on patent protection. The expiration of a company’s patents may adversely affect that company’s profitability. Many health care companies are subject to extensive litigation based on product liability and similar claims. Health care companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the health care sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and such efforts ultimately may be unsuccessful. Companies in the health care sector may be thinly capitalized and may be susceptible to product obsolescence. In addition, a number of legislative proposals concerning health care have been considered by the U.S. Congress in recent years. It is unclear what proposals will ultimately be enacted, if any, and what effect they may have on companies in the health care sector.

Hybrid Investments. Hybrid securities may include preferred stock and convertible securities. Preferred stock generally does not exhibit as great a potential for appreciation or depreciation as common stock, although it ranks above common stock in its claim on income for dividend payments. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer’s board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer’s creditworthiness than are the prices of debt securities. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

A convertible security is a bond, debenture, note, preferred stock, or other security or debt obligation that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of, and risks associated with, both equity and fixed income instruments. As such, the value of most convertible securities will vary with changes in the price of, and will be subject to the risks associated with, the underlying common stock. Additionally, convertible securities are also subject to the risk that the issuer may not be able to pay principal or interest when due and the value of the convertible security may change based on the issuer’s credit rating. Because their value can be influenced by many different factors, convertible securities generally have less potential for gain or loss than the underlying common stocks.

A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities and other senior debt obligations of the issuer, but rank senior to common stock in a company’s capital structure. The value of a convertible security is a function of its: (1) yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege; and (2) worth if converted into the underlying common stock. Securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities that are convertible only at the option of the holder.

The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities may be issued by smaller companies whose stock prices may be more volatile than larger companies. A convertible security may have a mandatory conversion feature or a call feature that subjects it to redemption at the option of the issuer at a price established in the security’s governing instrument (see also the discussion under “Call Risk”). If a convertible security held by a Fund is called for redemption, the Fund will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on a Fund’s ability to achieve its investment objectives.

The market value of all securities, including equity and hybrid securities, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measure of a company’s worth.

Industrials Sector Risk. To the extent a Fund makes significant investments in the industrials sector, the Fund may be more susceptible to the particular risks that may affect companies in the industrials sector than if it were invested in a wider variety of companies in unrelated sectors. Stock prices of issuers in the industrials sector are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, and economic conditions will also affect the performance of investments in such issuers. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely to a significant extent on U.S. and other government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by government defense spending policies which are typically under pressure from efforts to control government spending budgets. Transportation companies, another component of the industrials sector, are subject to cyclical performance; and therefore, investment in such companies may experience occasional sharp price movements, which may result from changes in the economy, fuel prices, labor agreements, and insurance costs.

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Inflation/Deflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of a Fund’s assets and distributions may decline. This risk is more prevalent with respect to certain types of assets or investments held by a Fund. Inflation creates uncertainty over the future real value (after inflation) of an investment. Inflation rates may change frequently and drastically (and often at different rates in different countries) as a result of various factors, including unexpected shifts in the domestic or global economy, and a Fund’s investments may not keep pace with inflation, which may result in losses to investors. Although certain types of assets in which a Fund may invest may to a certain extent provide a measure of protection against inflation, it is possible it will not do so to the extent intended. There is no guarantee that any asset class will perform better than, for example, a broader equity portfolio during times of rising or high inflation. A Fund’s investments may be adversely affected during periods of deflation when asset prices decrease over time across the economy. Deflation may have an adverse effect on investment prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into an inflationary or deflationary pattern, it could last for a prolonged period and may be difficult to reverse.

Inflation-Linked Fixed Income Securities. A Fund may (and the Real Assets Fund generally will) invest in inflation-linked fixed income securities. Inflation-linked fixed income securities are securities that have a principal value that is periodically adjusted according to the rate of inflation. If an index measuring inflation falls, the principal value of inflation-indexed fixed income securities will typically be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. In the case of Treasury Inflation-Protected Securities, also known as TIPS, repayment of original bond principal upon maturity (as adjusted for inflation) is guaranteed by the U.S. Treasury. The market for TIPS may be less developed or liquid, and more volatile, than certain other securities markets. There can be no assurance that the inflation index used in these securities (i.e., the Consumer Price Index) will accurately measure the real rate of inflation. For inflation-linked fixed income securities that do not provide a similar guarantee, the adjusted principal value of the inflation-linked bond repaid at maturity may be less than the original principal.

Such fixed income securities also may be issued by or related to sovereign governments of developed countries, by countries deemed to be emerging markets, and inflation-linked fixed income securities issued by or related to companies or other entities not affiliated with governments. Because of their inflation adjustment feature, inflation-linked fixed income securities typically have lower yields than conventional fixed-rate fixed income securities. In addition, inflation-linked fixed income securities also normally decline in price when real interest rates rise. In the event of deflation, in which prices decline over time, the principal and income of inflation-linked fixed income securities would likely decline, resulting in losses to the Fund.

Information Technology Sector Risk. To the extent a Fund makes significant investments in the information technology sector, the Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Information technology companies tend to significantly rely on technological events or advances in their product development, production, or operations and are particularly vulnerable to rapid changes in technological product cycles, government regulation, and competition. Information technology companies may be smaller and less experienced companies, with limited product lines, markets, or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

Infrastructure Risk. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors.

Other factors that may affect the operations of infrastructure companies include difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation or unsettled capital markets, inexperience with and potential losses resulting from a developing deregulatory environment, increased susceptibility to terrorist acts or political actions, and general changes in market sentiment towards infrastructure assets. In addition, the current presidential administration could significantly impact the regulation of U.S. financial markets and dramatically alter existing trade, tax, energy and infrastructure regulations, among others. It is not possible to predict what, if any, changes will be made or their potential effect on the economy, securities markets, or financial stability of the United States, or on the energy, natural resources, infrastructure and other markets.

Interest Rate Risk. Fluctuations in interest rates will affect the values of each Fund. An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values. Duration is a mathematical calculation of the average life of a fixed-income or preferred security that serves as a measure of the security’s price risk to changes in interest rates (or yields). Securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. Thus, a Fund’s sensitivity to interest rate risk will increase with any increase in the Fund’s overall duration. Duration differs from maturity in that it considers potential changes to interest rates, and a security’s coupon payments, yield, price and par value and call features, in addition to the amount of time until the security matures. Various techniques may be used to shorten or lengthen the Fund’s duration.

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The duration of a security will be expected to change over time with changes in market factors and time to maturity. The link between interest rates and debt securities tends to be weaker with lower-rated debt securities than with investment grade debt securities. Rapid or unexpected changes in interest rates may cause sharp price declines, particularly for longer-duration or lower-quality securities.

Inverse Floaters. Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions to generate leverage for a Fund. Such instruments are created by a special purpose trust (a “TOB Trust”) that holds long-term fixed rate bonds sold to it by a Fund (the underlying security), and issues two classes of beneficial interests: short-term floating rate interests (“Floaters”), which are sold to other investors, and Inverse Floaters, which are purchased by the Fund. A Fund also may (and the Municipal Funds generally will) purchase Floaters issued by a TOB Trust. The Floaters have first priority on the cash flow from the underlying security held by the TOB Trust, have a tender option feature that allows holders to tender the Floaters back to the TOB Trust for their par amount and accrued interest at specified intervals and bear interest at prevailing short-term interest rates. Tendered Floaters are remarketed for sale to other investors for their par amount and accrued interest by a remarketing agent to the TOB Trust and are ultimately supported by a liquidity facility provided by a bank, upon which the TOB Trust can draw funds to pay such amount to holders of Tendered Floaters that cannot be remarketed. A Fund, as holder of the Inverse Floaters, is paid the residual cash flow from the underlying security. Accordingly, the Inverse Floaters provide a Fund with leveraged exposure to the underlying security. When short-term interest rates rise or fall, the interest payable on the Floaters issued by a TOB Trust will, respectively, rise or fall, leaving less or more, respectively, residual interest cash flow from the underlying security available for payment on the Inverse Floaters. Thus, as short-term interest rates rise, Inverse Floaters produce less income for a Fund, and as short-term interest rates decline, Inverse Floaters produce more income for the Fund. The price of Inverse Floaters is expected to decline when interest rates rise and increase when interest rates decline, in either case generally more so than the price of a bond with a similar maturity, because of the effect of leverage. As a result, the price of Inverse Floaters is typically more volatile than the price of bonds with similar maturities, especially if the relevant TOB Trust is structured to provide the holder of the Inverse Floaters relatively greater leveraged exposure to the underlying security (e.g., if the par amount of the Floaters, as a percentage of the par amount of the underlying security, is relatively greater). Upon the occurrence of certain adverse events (including a credit ratings downgrade of the underlying security or a substantial decrease in the market value of the underlying security), a TOB Trust may be collapsed by the remarketing agent or liquidity provider and the underlying security liquidated, and the Fund could lose the entire amount of its investment in the Inverse Floater and may, in some cases, be contractually required to pay the shortfall, if any, between the liquidation value of the underlying security and the principal amount of the Floaters. Consequently, in a rising interest rate environment, the Fund’s investments in Inverse Floaters could negatively impact the Fund’s performance and yield, especially when those Inverse Floaters provide the Fund with relatively greater leveraged exposure to the underlying securities held by the relevant TOB Trusts.

A Fund may invest in Inverse Floaters on a non-recourse or recourse basis. If a Fund invests in an Inverse Floater on a recourse basis, the Fund will be required to reimburse the liquidity provider of a TOB Trust for any shortfall between the liquidation value of the underlying security and the principal amount of the Floaters in the event the Floaters cannot be successfully remarketed and the Fund could suffer losses in excess of the amount of its investment in the Inverse Floater.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services to TOB Trusts, which constitute “covered funds” under the Volcker Rule. As a result of the Volcker Rule, a Fund, as holder of Inverse Floaters, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. A Fund’s expanded role in TOB financing transactions as a result of the Volcker Rule may increase its operational and regulatory risk.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust, which is deemed to be the Fund (as holder of the related Inverse Floaters), to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. As applicable, the Funds will be subject to policies and procedures intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

Investment in Other Investment Companies. A Fund may invest in other registered investment companies. For example, certain markets are closed in whole or in part to equity investments by foreigners and may be available for investment solely or primarily through such an investment company. A Fund generally may invest up to 10% of its total assets in shares of other investment companies and up to 5% of its total assets in any one investment company (in each case measured at the time of investment), as long as no investment

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represents more than 3% of the outstanding voting stock of the acquired investment company at the time of investment. These restrictions do not apply to certain investment companies known as private investment companies and “qualified purchaser” investment companies (described below under “Private Investment Funds and Other Unregistered Pooled Investment Vehicles”), nor do these restrictions necessarily apply to affiliated fund of funds arrangements, to investments in money market funds, or to investments in certain ETFs (as described above), subject to specialized SEC “exemptive orders” applicable to certain ETFs or rules under the Investment Company Act. Subject to certain conditions, Rule 12d1-4 under the 1940 Act permits a Fund relying on the rule to invest in other investment companies, including ETFs, in excess of the limits described above.

Investment in another investment company may involve the payment of a premium above the value of the issuer’s portfolio securities, and is subject to market availability. In the case of a purchase of shares of such a company in a public offering, the purchase price may include an underwriting spread. The Funds do not intend to invest in such an investment company unless, in the judgment of the Funds’ investment adviser, the potential benefits of such investment justify the payment of any applicable premium or sales charge. As a shareholder in an investment company, each of these Funds would bear its ratable share of that investment company’s expenses, including its advisory and administration fees. At the same time, each of these Funds would continue to pay its own advisory fees and other expenses. To the extent a Fund invests in other registered investment companies, its performance will be affected by the performance of those other registered investment companies.

Investments through Subsidiaries. A Fund (currently the Global Fund, Overseas Fund, U.S. Fund, Global Balanced Fund, Gold Fund and Real Assets Fund) may make investments through a special purpose trading subsidiary (the “Subsidiary”) and may invest up to 25% of its total assets in the Subsidiary. In particular, the Global Fund invests in certain precious metals and related contracts through the First Eagle Global Cayman Fund, Ltd. This subsidiary represented 9.59% of the net assets of the Global Fund’s Predecessor Fund as of October 31, 2025. The Overseas Fund invests in certain precious metals and related contracts through the First Eagle Overseas Cayman Fund, Ltd. This subsidiary represented 4.44% of the net assets of the Overseas Fund’s Predecessor Fund as of October 31, 2025. The U.S. Fund invests in certain precious metals and related contracts through the First Eagle U.S. Cayman Fund, Ltd. This subsidiary represented 13.60% of the net assets of the U.S. Fund’s Predecessor Fund as of October 31, 2025. The Global Balanced Fund invests in certain precious metals and related contracts through the First Eagle Global Income Builder Cayman Fund, Ltd. This subsidiary represented 0.00% of the net assets of the Global Balanced Fund’s Predecessor Fund as of October 31, 2025. The Gold Fund invests in certain precious metals and related contracts through First Eagle Gold Cayman Fund, Ltd. This subsidiary represented 20.71% of the net assets of the Gold Fund’s Predecessor Fund as of October 31, 2025. The Real Assets Fund invests in certain precious metals and related futures, commodities-related derivatives contracts and direct commodity ETFs through First Eagle Global Real Assets Cayman Fund, Ltd. This subsidiary represented 3.88% of the net assets of the Real Assets Fund’s Predecessor Fund as of October 31, 2025.

Each Subsidiary is a wholly-owned and controlled subsidiary of the relevant Fund, organized under the laws of the Cayman Islands as an exempted company. The Adviser also serves as the investment adviser to each Subsidiary and complies with the provisions of the 1940 Act relating to advisory contracts as if it were an investment adviser under Section 2(a)(20) of the 1940 Act. Generally, a Subsidiary will invest in commodities and related instruments (primarily gold bullion and other precious metals and related contracts). A Fund will invest in its Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies. Unlike the Funds, the Subsidiaries may invest without limitation in commodities and related instruments, however, the Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to any investments in commodity-linked derivatives that are applicable to the relevant Fund’s transactions in derivatives. In addition, to the extent applicable to the investment activities of a Subsidiary, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the relevant Fund. Compliance with the relevant Fund’s investment restrictions generally will be measured on an aggregate basis in respect of the Fund’s and the Subsidiary’s portfolios. The Subsidiaries will comply with the 1940 Act provisions governing affiliate transactions and custody of assets. The relevant Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors. By investing in a Subsidiary, a Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiaries are not registered under the 1940 Act and, unless otherwise noted in this Statement of Additional Information, are not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Fund and/or a Subsidiary to operate as expected and could adversely affect the Fund.

Japan Risk. To the extent a Fund invests significantly in the securities of Japanese issuers, the Fund’s performance will be particularly exposed to risks that are specific to Japan. The Japanese economy is heavily dependent upon international trade and may be subject to considerable degrees of economic, political and social instability. Prolonged periods of low economic growth, deflationary pressures or limited domestic demand may adversely affect Japanese issuers. The Japanese yen has fluctuated widely during recent periods and may be affected by currency volatility elsewhere in Asia, especially Southeast Asia. Currency fluctuations between the yen and the U.S. dollar may adversely affect a Fund’s returns. In addition, the yen has had a history of unpredictable and volatile movements against the U.S. dollar.

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The performance of the global economy could have a major impact upon equity returns in Japan. Since the mid-2000s, Japan’s economic growth has remained relatively low. A recent economic recession was likely compounded by an unstable financial sector, low domestic consumption, and certain corporate structural weaknesses, which remain some of the major issues facing the Japanese economy. Japan’s aging population and shrinking workforce may constrain long-term economic growth. Japan has also experienced natural disasters, such as earthquakes and tidal waves, of varying degrees of severity. These and other factors could negatively affect a Fund’s performance. Recent political developments in the United States have raised potential implications for the current trade arrangements between the United States and Japan, which could negatively affect the value of Japanese securities.

Large Redemptions; New Fund Risks; Fund Liquidations. If one or more investors in a Fund initiate significant redemptions, it may be necessary to dispose of assets to meet the redemption request. This can make ordinary portfolio management and rebalancing decisions more complicated to implement, can result in a Fund’s current expenses being allocated over a smaller asset base, which generally results in an increase in a Fund’s expense ratio, and can accelerate the realization of taxable income and cause the Fund to make taxable distributions to shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. The impact of these transactions is likely to be greater in highly volatile markets or less liquid markets or for smaller or newer Funds or when a significant investor purchases, redeems or owns a substantial portion of a Fund’s shares. Because large redemptions (for example, $250,000 or more) can adversely affect a portfolio manager’s ability to implement a fund’s investment strategy, each Fund also reserves the right to redeem in-kind, subject to certain conditions. Funds that are new or that do not have considerable operating history also face greater risks that their investment strategies may not be successful, because the Fund may launch at an inopportune time or for other reasons. New Funds may not attract sufficient assets to achieve investment, trading or other efficiencies. In addition, new Funds may be subject to a “ramp-up” period, during which it may not be fully invested or able to meet its investment objective or principal investment strategies. In general, a Fund may be liquidated without shareholder approval and/or at a time that may not be favorable for all shareholders, which also may result in disposition of assets and acceleration of taxable capital gains or realization of losses. From time to time, the Adviser or its affiliates may invest “seed” capital in a Fund. These investments are generally intended to enable the Fund to commence investment operations and achieve sufficient scale and may be withdrawn, in whole or in part, at such time as the Adviser or its affiliates determine to be appropriate. The Adviser and its affiliates may, from time to time, hedge some or all of the investment exposure of the seed capital invested in the Fund.

Lending of Securities. A Fund may lend its portfolio securities to brokers, dealers and financial institutions, provided outstanding loans do not exceed in the aggregate 33⅓% of the value of its total assets and provided that such loans are callable at any time by the Fund and are at all times secured by cash or equivalent collateral that is equal to at least the market value, determined daily, of the loaned securities. A Fund, however, may not enter into portfolio lending arrangements with the Adviser or any of its affiliates absent appropriate regulatory relief from applicable prohibitions contained in the 1940 Act. The advantage of portfolio lending is that the Fund continues to receive payments in lieu of the interest and dividends of the loaned securities, while at the same time earning interest either directly from the borrower or on the collateral, which may be invested in short-term obligations. As voting or consent rights which accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such rights if the matters involved would have a material effect on their investment in the securities which are subject to the loan. The Fund will pay reasonable finders’, administrative and custodial fees in connection with a loan of securities or may share the interest earned on collateral with the borrower. None of the Funds have a current intention of lending their portfolio securities. If a Fund were to lend their portfolio securities, payments in lieu of interest made by the borrower to the Fund will not constitute “exempt interest” excluded from taxable income, even if the actual interest would have constituted qualified exempt interest had the Fund held the securities. Such payments in lieu of interest are taxable as ordinary income and such amounts cannot be distributed by the Fund to its shareholders in the form of exempt-interest dividends. Substitute payments received by a Fund representing dividends paid on securities loaned out by the Fund will not be considered qualified dividend income, and distributions by the Fund of such substitute payments will not constitute qualified dividend income. Substitute payments received by the Fund representing dividends paid on securities loaned out by the Fund will not be treated as dividends eligible for the dividends received deduction. Additionally, substitute payments received by a Fund representing qualified real estate investment trust (“REIT”) dividends paid on REIT securities loaned out by the Fund will not be considered qualified REIT dividends, and distributions by the Fund of such substitute payments will not be eligible for a 20% deduction currently available for ordinary REIT dividends paid to non-corporate shareholders provided certain other requirements are satisfied (See “Taxes”).

Litigation and Enforcement Risk. Companies involved in significant restructuring tend to involve increased litigation risk, including for investors in these companies. This risk may be greater in the event a Fund takes a large position or is otherwise prominently involved. The expense of defending against (or asserting) claims and paying any amounts pursuant to settlements or judgments would be borne by a Fund (directly if it were directly involved or indirectly in the case claims by or against an underlying company or settlements or judgments paid by an underlying company). Further, ownership of companies over certain threshold levels involves additional filing

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requirements and substantive regulation on such owners, and if a Fund fails to comply with all of these requirements, the Fund may be forced to disgorge profits, pay fines or otherwise bear losses or other costs from such failure to comply.

In addition, there have been a number of widely reported instances of violations of securities laws through the misuse of confidential information. Such violations may result in substantial liabilities for damages caused to others, for the disgorgement of profits realized and for penalties. Furthermore, if persons associated with a company in which any of the Funds invested engages in such violations, that Fund could be exposed to losses.

Loans. Except for the Rising Dividend Fund, Small Cap Opportunity Fund and Smid Cap Fund, a Fund may purchase or sell and, in the case of the Global Balanced Fund and the Municipal Funds, make loans or other direct debt instruments, including loan participations and interests in credit facilities of various types. Investing directly in loans or other direct debt instruments exposes the Funds to various risks similar to those borne by a creditor. Such risks include the risk of default, the risk of delayed repayment, and the risk of inadequate collateral. Investments in loans are also less liquid than investments in publicly traded securities and carry less legal protections in the event of fraud or misrepresentation. Unlike debt instruments that are securities, investments in loans are not regulated by federal securities laws or the SEC. In addition, loan participations involve a risk of insolvency by the lending bank or other financial intermediary. To the extent a Fund invests in a credit facility or other loan commitment under which the lender is obligated to lend monies to the borrower over time or on demand, the Fund could be subject to continuing calls on its assets by the borrower for the duration of the commitment period.

Corporate loans in which a Fund may invest are generally made to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. A significant portion of the corporate loans purchased by a Fund may represent interests in loans made to finance highly leveraged corporate acquisitions, known as “leveraged buy-out” transactions, leveraged recapitalization loans and other types of acquisition financing. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. In addition, loans generally are subject to restrictions on transfer, and only limited opportunities may exist to sell such participations in secondary markets. As a result, a Fund may be unable to sell loans at a time when it may otherwise be desirable to do so or may be able to sell them only at an unattractive price. A Fund may hold investments in loans for a very short period of time when opportunities to resell the investments that the Adviser believes are attractive arise.

Bank loans in which a Fund may invest include senior secured and unsecured floating rate loans of corporations, partnerships, or other entities. These investments potentially expose a Fund to the credit risk of the underlying borrower, and in certain cases, of the financial institution. A Fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower. Even investments in secured loans present risk, as there is no assurance that the collateral securing the loan will be sufficient to satisfy the loan obligation. Transactions involving bank loans have significantly longer settlement periods (e.g., longer than seven days) than more traditional investments. While the Funds will maintain access to a line of credit with a financial institution for short-term credit needs, the sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations until potentially a substantial period after the sale of the loans. In some instances, other accounts managed by the Adviser or an affiliate may hold other securities issued by borrowers whose loans may be held in the Fund’s portfolio.

With respect to its management of investments in bank loans, the Adviser may seek to avoid receiving material, non-public information (“Confidential Information”) about the issuers of bank loans being considered for acquisition by a Fund or held in a Fund’s portfolio. In many instances, borrowers may offer to furnish Confidential Information to prospective investors, and to holders, of the issuer’s loans. The Adviser’s decision not to receive Confidential Information may place the Adviser at a disadvantage relative to other investors in loans (which could have an adverse effect on the price a Fund pays or receives when buying or selling loans). Also, in instances where holders of loans are asked to grant amendments, waivers or consent, the Adviser’s ability to assess their significance or desirability may be adversely affected. For these and other reasons, it is possible that the Adviser’s decision not to receive Confidential Information could adversely affect a Fund’s investment performance.

The Adviser may from time to time come into possession of material, non-public information about the issuers of loans that may be held in a Fund’s portfolio. Possession of such information may in some instances occur despite the Adviser’s efforts to avoid such possession, but in other instances the Adviser may choose to receive such information (for example, in connection with participation in a creditors’ committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, the Adviser’s ability to trade in these loans for the account of a Fund could potentially be limited by its possession of such information. Such limitations on the Adviser’s ability to trade could have an adverse effect on a Fund by, for example, preventing a Fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

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In some instances, other accounts managed by the Adviser or an affiliate may hold other securities issued by borrowers whose loans may be held in a Fund’s portfolio. These other securities may include, for example, debt securities that are subordinate to the loans held in a Fund’s portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer’s loans. In such cases, the Adviser may owe conflicting fiduciary duties to a Fund and other client accounts. The Adviser will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the Adviser’s client accounts collectively held only a single category of the issuer’s securities.

Lower-Rated Debt Instruments. Under normal market conditions, each of the High Yield Municipal Fund and Short Duration High Yield Municipal Fund will invest at least 65% of their net assets (plus any borrowings for investment purposes) in low- to medium-quality bonds rated BBB/Baa or lower at the time of purchase by at least one independent rating agency or, if unrated judged by the Adviser to be of comparable quality. Under normal market conditions the Core Plus Municipal Fund will invest no more than 30% of its net assets in below investment grade municipal bonds (commonly referred to as “high yield” or “junk” bonds) rated BB+/Ba1 or lower at the time of purchase by at least one independent rating agency or, if unrated, judged by the Adviser to be of comparable quality. A Fund may invest in debt instruments, including lower-rated instruments (i.e., instruments rated BB+ or lower by Standard & Poor’s Corporation (“S&P”) or Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”), commonly called “junk bonds”) and instruments that are not rated. There are no restrictions as to the ratings of debt securities or other instruments acquired by a Fund or the portion of a Fund’s assets that may be invested in debt securities or other instruments in a particular rating category, except that each of the Overseas Fund and the Gold Fund will not invest more than 20% of its assets in securities or other instruments below investment grade or unrated securities or other instruments considered by the Adviser to be of comparable credit quality. Each of the Rising Dividend Fund, Small Cap Opportunity Fund and Smid Cap Fund has no current intention of investing more than 5% of its net assets in high yield bonds. The Adviser also may use internal ratings on unrated securities. A more complete description of the characteristics of bonds in each rating category is included in the appendix to this Statement of Additional Information.

Securities or other instruments rated BBB by S&P or Baa by Moody’s (the lowest investment grade ratings) are considered to be of medium grade and to have speculative characteristics. Debt securities rated below investment grade are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Although lower-rated debt and comparable unrated debt securities may offer higher yields than do higher-rated securities, they generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which lower-rated and unrated debt securities or other instruments are traded are more limited than those in which higher-rated securities are traded. Adverse publicity and investors’ perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated debt securities or other instruments, especially in a thinly traded market. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and a Fund may have greater difficulty selling and valuing its portfolio securities. (See “Determining Net Asset Value (“NAV”) and Valuing Portfolio Securities”). Analyses of the creditworthiness of issuers of lower-rated debt securities may be more complex than for issuers of higher-rated securities, and the ability of the Fund to achieve its investment objective may, to the extent of investment in lower-rated debt securities, be more dependent upon such creditworthiness analyses than would be the case if the Fund were investing in higher-rated securities. Prices of these securities may be subject to extreme price fluctuations.

Lower-rated debt instruments may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of lower-rated debt securities have been found in some circumstances to be less sensitive to interest rate changes than higher-rated investments, but are generally more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in lower-rated debt securities’ prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. These issuers may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of holders of lower rated bonds, leaving few or no assets available to repay those bond holders. Adverse changes to the issuer’s industry and general economic conditions may have a greater impact on the prices of lower rated securities than on those of other higher rated fixed-income securities. If a rating agency gives a debt instrument a lower rating, the value of the instrument may decline because investors may demand a higher rate of return. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. In addition, rating agencies may fail to make timely changes to credit ratings in response to subsequent events and a rating may become stale in that it fails to reflect changes in an issuer’s financial condition.

A more complete description of the characteristics of bonds in each rating category is included in the appendix to this Statement of Additional Information.

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Market Liquidity and Counterparty Credit Risks. While each Fund is subject to limitations on its holdings of illiquid securities (see “Restricted and Illiquid Instruments” below), a Fund may experience periods of limited liquidity, or a complete lack of liquidity, of certain of its investments, which may cause the Fund to retain investments longer than anticipated or to dispose of assets at a value that is less than anticipated. Recent years witnessed a liquidity and credit crisis of historic proportions that had a domino effect on financial markets and participants worldwide. While instruments correlated to the residential mortgage market were affected first, ultimately market participants holding a broad range of securities, other financial instruments and commodities and commodities contracts were forced to liquidate investments, often at deeply discounted prices, in order to satisfy margin calls (i.e., repay debt), shore up their cash reserves, or for other reasons. Among other effects, the turmoil led certain brokers and other lenders to at times be unwilling or less willing to finance new investments or to only offer financing for investments on less favorable terms than had been prevailing in the recent past. Although the U.S. Federal Reserve Bank, European Central Bank, and other countries’ central banks injected significant liquidity into markets and otherwise made significant funds, guarantees, and other accommodations available to certain financial institutions, elevated levels of market stress and volatility and impaired liquidity, funding, and credit persist. Market shifts of this nature may cause unexpectedly rapid losses in the value of a Fund’s positions. It is uncertain how long any liquidity or credit crisis will continue. Government or central bank intervention may not prevent continued or recurring periods of market illiquidity or credit contraction.

Credit risk includes the risk that a counterparty or an issuer of securities or other financial instruments will be unable to meet its contractual obligations and fail to deliver, pay for, or otherwise perform a transaction. Credit risk is incurred when a Fund engages in principal-to-principal transactions outside of regulated exchanges, as well as in transactions on certain exchanges that operate without a clearinghouse or similar credit risk-shifting structure. Recently, several prominent financial market participants have failed or nearly failed to perform their contractual obligations when due—creating a period of great uncertainty in the financial markets, government intervention in certain markets and in certain failing institutions, severe credit and liquidity contractions, early terminations of transactions and related arrangements, and suspended and failed payments and deliveries.

Market Risk and Turmoil. The Funds are subject to market risk. Market risk includes unexpected directional price movements, deviations from historical pricing relationships, changes in the regulatory environment, changes in market volatility, panicked or forced selling of assets and contraction of available credit or other financing sources. The success of a Fund’s activities may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws and national and international political circumstances. Although globally and among developed countries there has been a relatively stable political environment for decades, there is no guarantee that such stability will be maintained in the future. International policies, relationships and trade agreements, which have generally been perceived as stable or evolving, appear to be much more in flux. Adjustments in major trade relationships have already been met by retaliatory measures from other countries and could cause potential escalation in protectionist behavior leading to a drag on growth prospects as trade and investment and productivity growth are reinforcing and linked. Other drivers of geopolitical, economic and market risk also may come from, among other things, increased political tension on the domestic and international stages, substantial slowdown and outright recessions in certain markets, pressure on oil prices, rising corporate leverage, continuous abnormally low global interest rates, structural stresses in the European Union, international terrorist activity and armed conflict and risk of armed conflict in the Middle East, East Asia, Eurasia and elsewhere. Similarly, environmental and public health risks, such as natural disasters, pandemics or epidemics, or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In addition, the expanded influence of social media platforms on the market, combined with the access to low cost retail brokerage, can exacerbate the volatility of particular instruments.

Any of these developments, or the perception that any of these developments are likely to occur or worsen, could have a material adverse effect on economic growth or business activity, result in the relocation of businesses, cause business interruptions, lead to economic recession or depression, and impact the stability of financial markets or financial institutions and the financial and monetary system. A Fund may be affected by these developments in ways that are not foreseeable, and there is a possibility that such developments could have a significant adverse effect on a Fund and its ability to achieve its investment objective.

Market turmoil may negatively affect a Fund’s performance. Such factors may affect the level and volatility of security prices and liquidity of a Fund’s investments. Credit markets may become illiquid, credit spreads may widen and the equity markets may lose substantial value. Such market conditions may cause a Fund to suffer substantial losses and/or implement measures that adversely affect a Fund. Changes in the value of securities may be temporary or may last for extended periods.

Master Limited Partnerships. A Fund may invest in Master Limited Partnerships (“MLPs”). An MLP is a public limited partnership. Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid than conventional publicly traded securities. The risks of investing in an MLP are similar to those of investing in a partnership and include more flexible governance structures, which could result in less protection for the MLP investor than investors in a corporation. Investors in an MLP would normally not be liable for the debts of the MLP beyond the amount that the investor has contributed but investors may

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not be shielded to the same extent that a shareholder of a corporation would be. A Fund will not be able to claim a deduction of up to 20% of “qualified publicly traded partnership income” generally available to non-corporate shareholders, for tax years before January 1, 2026, in respect of income allocated to it by any MLPs or other publicly traded partnerships in which it invests. Absent any additional guidance, the law also does not allow non-corporate shareholders to claim a deduction in respect of Fund dividends attributable to any such income.

Materials Sector Risk. To the extent a Fund makes significant investments in the materials sector, the Fund may be more susceptible to the particular risks that may affect companies in the materials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the materials sector may be adversely affected by the level and volatility of commodity prices, exchange rates, import controls, increased competition, environmental policies, consumer demand, and events occurring in nature. For instance, natural events (such as earthquakes, hurricanes, or fires in prime natural resource areas) and political events (such as government instability or military confrontations) can affect the value of companies involved in business activities in the materials sector. Performance of such companies may be affected by factors including, among others, that at times worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The materials sector may also be affected by economic cycles, rising interest rates, high inflation, technical progress, labor relations, legislative or regulatory changes, local and international politics, and adverse market conditions.

Mexico Risk. To the extent a Fund invests significantly in the securities of Mexican issuers, the Fund’s performance will be particularly exposed to risks that are specific to Mexico. The Mexican economy is dependent upon external trade with other economies, specifically with the United States and certain Latin American countries. Changes in U.S. trade, immigration or border policies may adversely affect Mexican economic growth. Mexico is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Shareholder claims that are available in the U.S., as well as regulatory oversight and authority that is common in the U.S., including for claims based on fraud, may be difficult or impossible for shareholders of securities in Mexico or for U.S. authorities to pursue. As a result, Mexico is dependent on, among other things, the U.S. economy and any change in the price or demand for Mexican exports may have an adverse impact on the Mexican economy. Recent political developments in the United States have raised potential implications for the current trade arrangements between the United States and Mexico, which could negatively affect the value of Mexican securities.

Historically, Mexico has experienced substantial economic instability resulting from, among other things, periods of very high inflation, high interest rates, economic volatility, high unemployment rates and significant devaluations of the Mexican currency, the peso. Currency devaluations may significantly reduce the U.S. dollar value of a Fund’s investments. Recurrence of these or similar conditions may adversely impact the Mexican economy. Mexico has also experienced adverse economic impacts as a result of earthquakes and hurricanes, as well as outbreaks of violence. Incidents involving Mexico’s security may have an adverse effect on the Mexican economy and cause uncertainty in its financial markets. Ongoing security concerns and political uncertainty may deter foreign investment.

Mortgage- and Asset-Backed Securities. Mortgage-backed securities, including residential and commercial mortgage-backed securities, represent direct or indirect participations in, or are secured by and payable from, pools of mortgage loans. Those securities may be guaranteed by a U.S. Government agency or instrumentality (such as by Ginnie Mae); issued and guaranteed by a government-sponsored stockholder-owned corporation, though not backed by the full faith and credit of the United States (such as by Fannie Mae or Freddie Mac); or issued by fully private issuers. Private issuers are generally originators of and investors in mortgage loans and include savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Private mortgage-backed securities may be backed by U.S. Government agency supported mortgage loans or some form of non-governmental credit enhancement. Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market’s perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as market interest rates decline (see “Prepayment Risk” below). When interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. Rising interest rates tend to extend the duration of, or reduce the rate of prepayments on mortgage-backed securities, making them more sensitive to changes in interest rates (“extension risk”). As a result, in a period of rising interest rates, the price of mortgage-backed securities may fall, causing a Fund that holds mortgage-backed securities to potentially exhibit additional volatility. Investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of debt securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.

Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets such as, among other things, motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property,

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and receivables from revolving credit (credit card) agreements, or a combination of the foregoing. These assets are securitized through the use of trusts and special purpose corporations. Credit enhancements, such as various forms of cash collateral accounts or letters of credit, may support payments of principal and interest on asset-backed securities. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans, which may be affected adversely by general downturns in the economy. Asset-backed securities are also subject to the risk of prepayment (see “Prepayment Risk” below) and to extension risk. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments, however, is greater for asset-backed securities than for mortgage-backed securities.

Municipal Bonds. Each of the Municipal Funds will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds that pay interest that is exempt from regular federal personal income tax. Government obligations in which a Fund may invest also include municipal securities, which are obligations, often bonds and notes, issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities, the interest on which is typically exempt from federal income tax. Interest on certain municipal securities may be subject to the federal alternative minimum tax (“AMT”). To the extent a Fund invests in such securities, shareholders subject to the AMT may not receive the expected tax benefits of those investments. From time to time, proposals to restrict or eliminate the federal income tax exemption from interest on municipal securities are introduced before Congress. Proposals also may be introduced before state legislatures. If such proposals were enacted, the availability of municipal securities and their value would be affected.

Municipal bonds are generally considered riskier investments than Treasury securities. The prices and yields on municipal securities are subject to change from time to time and depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entities whose financial resources are supporting the municipal security), general conditions in the market for tax-exempt obligations, the size of a particular offering and the maturity of the obligation and the rating(s) of the issue. Municipal securities are subject to interest rate risk, and their market value will generally decline when interest rates rise and increase when interest rates fall, with longer-duration securities typically exhibiting greater sensitivity to interest rate changes. Contrary to historical trends, in recent years, the market has encountered downgrades, increased rates of default and lower yields on municipal bonds. This is a product of significant reductions in revenues for many states and municipalities as well as residual effects of a generally weakened economy. Municipal securities also may be subject to early redemption or call provisions, which could require a Fund to reinvest proceeds at lower interest rates, thereby reducing income.

A Fund’s investments in municipal securities rely on the opinion of the issuer’s bond counsel and, in the case of derivative securities, sponsors’ counsel, that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued, and neither the Fund nor the Adviser will independently review the bases for those tax opinions. However, tax opinions are not binding on the Internal Revenue Service (“IRS”), and if any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liability for the current or past years and shareholders may have to file amended tax returns and pay additional taxes, interest and penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities. The municipal securities market may experience periods of reduced liquidity, particularly during times of market stress, which could further impair a Fund’s ability to sell securities at favorable prices. A Fund also may be adversely impacted by changes in tax rates and policies. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives may be affected by changes in federal and state income tax rates or changes in the tax-exempt status of interest income from municipal securities. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of the municipal securities. This could in turn affect the Fund’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels.

Municipal Lease Obligations. Municipal leases obligations are issued by state and local governments or authorities to finance the acquisition of land, equipment and facilities, such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Municipal lease obligations, a type of municipal security, may take the form of a lease, an installment purchase contract or a conditional sales contract. Interest payments on qualifying municipal lease obligations are generally exempt from federal income taxes. Interest on certain municipal lease obligations may be subject to the AMT, which could reduce the after-tax return to shareholders subject to the AMT.

Municipal lease obligations are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations, and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain “non-appropriation” clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. The likelihood of non-appropriation may increase during periods of fiscal stress, budgetary constraints, or political uncertainty affecting the issuer. If not enough money is appropriated to make the lease

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payments, the leased property may be repossessed as security for holders of the municipal lease obligation. In such an event, there is no assurance that the property’s private sector or re-leasing value will be enough to make all outstanding payments on the municipal lease obligation or that the payments will continue to be tax-free. Additionally, it may be difficult to dispose of the underlying capital asset in the event of non-appropriation or other default. Municipal lease obligations may be less liquid and more difficult to value than other municipal securities, particularly during periods of market stress. Direct investments by the Fund in municipal lease obligations may be deemed illiquid and therefore subject to the Funds’ percentage limitations for illiquid investments and the risks of holding illiquid investments.

Municipal Market Data Rate Locks. A Municipal Market Data Rate Lock (“MMD Rate Lock”) permits a Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. MMD Rate Locks may be used for hedging purposes. An MMD Rate Lock is an agreement between two parties, a Fund and an MMD Rate Lock provider, pursuant to which the parties agree to make payments to each other on a notional amount, contingent upon whether the Municipal Market Data AAA General Obligation Scale is above or below a specified level on the expiration date of the contract. There can be no assurance that changes in the Municipal Market Data AAA General Obligation Scale will be correlated with changes in the value of the municipal securities held or to be acquired by a Fund.

MMD Rate Locks involve the risk that municipal yields will move in the direction opposite than the direction anticipated by a Fund. Use of MMD Rate Locks may magnify losses or cause a Fund to forego gains if interest rate movements differ from those anticipated. The risk of loss with respect to MMD Rate Locks is limited to the amount of payments a Fund is contractually obligated to make. If the other party to an MMD Rate Lock defaults, a Fund’s risk of loss consists of the amount of payments that the Fund contractually is entitled to receive. MMD Rate Locks are typically traded in over-the-counter markets and may be subject to liquidity, valuation and counterparty risks. If there is a default by the counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction, but they could be difficult to enforce. (See also the discussion in “Derivative Transactions” above.)

Natural Resources Risk. A Fund’s investments in natural resources securities involve risks. The market value of natural resources securities may be affected by numerous factors, including events occurring in nature, inflationary pressures and international politics. A Fund that invests significantly in natural resources securities is subject to the risk that the Fund will perform poorly during a downturn in the natural resource sector. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups, military confrontations or acts of terrorism) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and the other risks to which foreign securities are subject also may affect domestic natural resource companies if they have significant operations or investments in foreign countries. Rising interest rates and general economic conditions also may affect the demand for natural resources. A downturn in the energy and natural resources industries would have a larger impact on a Fund than on an investment company that does not concentrate in such companies. Energy companies can be significantly affected by the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, world events and economic conditions. Natural resource companies can be significantly affected by events relating to international political developments, energy conservation, the success of exploration projects, commodity prices and tax and government regulations. At times, the performance of securities of energy and natural resources companies will lag the performance of other industries or the broader market as a whole.

Oil and Gas Investments. A Fund may invest in oil and gas related assets, including oil royalty trusts that are traded on national securities exchanges (but subject to limits on purchasing and selling physical commodities as set out in a Fund’s fundamental investment restrictions). Oil royalty trusts are income trusts that own or control oil and gas operating companies. Oil royalty trusts pay out substantially all of the cash flow they receive from the production and sale of underlying crude oil and natural gas reserves to shareholders (unitholders) in the form of monthly dividends (distributions). As a result of distributing the bulk of their cash flow to unitholders, royalty trusts are effectively precluded from internally originating new oil and gas prospects. Therefore, these royalty trusts typically grow through acquisition of producing companies or those with proven reserves of oil and gas, funded through the issuance of additional equity or, where the trust is able, additional debt. Consequently, oil royalty trusts are considered less exposed to the uncertainties faced by a traditional exploration and production corporation. However, they are still exposed to commodity risk and reserve risk, as well as operating risk.

Options on Market Indices. A Fund may write call options on broadly based stock and bond market indices only if at the time of writing it holds a portfolio of stocks or bonds listed on such index. When a Fund writes a call option on a broadly based market index, it will generally put into an account or in escrow with its custodian any combination of cash, cash equivalents or “qualified securities” with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. A “qualified security” is a security which is listed on a securities exchange or on the NASDAQ against which the Fund has not written a call option and which has not been hedged by the sale of market index futures. Other “coverage” arrangements also may be used as permitted by applicable law.

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Index prices may be distorted if trading in certain securities included in the index is interrupted. Trading in the index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of securities included in the index. If this occurred, a Fund would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, might be unable to exercise an option it held, which could result in substantial losses to the Fund.

If a Fund were assigned an exercise notice on a call it has written, it would be required to liquidate portfolio securities in order to satisfy the exercise, unless it has other liquid assets that are sufficient to satisfy the exercise of the call. When a Fund has written a call, there is also a risk that the market may decline between the time the Fund has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time it is able to sell securities in its portfolio. A Fund will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on a security where it would be able to deliver the underlying securities in settlement, a Fund may have to sell part of its securities portfolio in order to make settlement in cash, and the price of such securities might decline before they can be sold. For example, even if an index call which a Fund has written is “covered” by an index call held by the Fund with the same strike price, it will bear the risk that the level of the index may decline between the close of trading on the date the exercise notice is filed with the Options Clearing Corporation and the close of trading on the date the Fund exercises the call it holds or the time it sells the call, which in either case would occur no earlier than the day following the day the exercise notice was filed.

Options Transactions. Certain transactions in options on securities and on stock indices may be useful in limiting a Fund’s investment risk and augmenting its investment return. However, the amount (if any) of a Fund’s assets that will be involved in options transactions is anticipated to be small relative to such Fund’s total assets. Accordingly, it is expected that only a relatively small portion of a Fund’s investment return will be attributable to transactions in options on securities and on stock indices. A Fund may invest in options transactions involving options on treasuries, securities and on stock indices that are traded on U.S. and foreign exchanges or in the over- the-counter markets.

A call option is a contract pursuant to which the purchaser, in return for a premium paid, has the right to buy the equity or debt security underlying the option at a specified exercise price at any time during the term of the option. With respect to a call option on a stock index, the purchaser is entitled to receive cash if the underlying stock index rises sufficiently above its level at the time the option was purchased. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying equity or debt security against payment of the exercise price. With respect to a call option on a stock index, the writer has the obligation to deliver cash if the underlying index rises sufficiently above its level when the option was purchased.

A put option gives the purchaser, in return for a premium, the right to sell the underlying equity or debt security at a specified exercise price during the term of the option. With respect to a put option on a stock index, the purchaser is entitled to receive cash if the underlying index falls sufficiently below its level at the time the option was purchased. The writer of the put, who receives the premium, has the obligation to buy the underlying equity or debt security upon exercise at the exercise price. With respect to a put option on a stock index, the writer has the obligation to deliver cash if the underlying index falls sufficiently below its level when the option was purchased. The price of an option will reflect, among other things, the relationship of the exercise price to the market price of the underlying financial instrument or index, the price volatility of the underlying financial instrument or index, the remaining term of the option, supply and demand of such options and interest rates.

One purpose of purchasing call options is to hedge against an increase in the price of securities that a Fund ultimately intends to buy. Hedge protection is provided during the life of the call because a Fund, as the holder of the call, is able to buy the underlying security at the exercise price, and, in the case of a call on a stock index, is entitled to receive cash if the underlying index rises sufficiently. However, if the value of a security underlying a call option or the general market or a market sector does not rise sufficiently when a Fund has purchased a call option on the underlying instrument, that option may result in a loss.

Securities and options exchanges have established limitations on the maximum number of options that an investor or group of investors acting in concert may write. It is possible that the Funds, other mutual funds advised by the Adviser and other clients of the Adviser may be considered such a group. Position limits may restrict a Fund’s ability to purchase or sell options on particular securities and on stock indices.

Prepayment Risk. This risk relates primarily to mortgage-backed securities. During a period of declining interest rates, homeowners may refinance their high-rate mortgages and prepay the principal. Cash from these prepayments flows through to prepay the mortgage- backed securities, necessitating reinvestment in bonds with lower interest rates, which may lower the returns to any Fund invested in mortgage-backed securities. Decreases in market interest rates also may result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates. Conversely, rising market interest rates generally result in slower payoffs, which effectively increases the duration of certain debts, heightening interest rate risk and increasing the magnitude of any resulting price declines. Asset- backed securities, which are subject to risks similar to those of mortgage-backed securities, are also structured like mortgage-backed

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securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements. The market for mortgage-backed and asset-backed instruments may be volatile and limited, which may make them difficult to buy or sell. (See “Mortgage- and Asset-Backed Securities” above.)

Private Investment Funds and Other Unregistered Pooled Investment Vehicles. A Fund may invest in private investment funds or other unregistered pooled investment vehicles. Such vehicles are not registered under the Investment Company Act and are therefore not subject to the extensive regulatory requirements it imposes. Private investment funds or other unregistered pooled investment vehicles typically do not disclose the contents of their portfolios, which may make it difficult for the Funds to independently verify the value of an investment in a private investment fund or other unregistered pooled investment vehicle. In addition, a Fund may not be able to withdraw an investment in a private investment fund or other unregistered pooled investment vehicle except at certain designated times, presenting the risk that a Fund would not be able to withdraw from a private investment fund or other unregistered pooled investment vehicle as soon as desired, especially during periods of volatility in markets in which such a private investment fund or other unregistered pooled investment vehicle invests. Investments in private investment funds or other unregistered pooled investment vehicles may be subject to each Fund’s limitations on investments in “illiquid securities,” as described above. To the extent a Fund invests in private investment funds or other unregistered pooled investment vehicles, its performance will be affected by the performance of those private investment funds or other unregistered pooled investment vehicles.

Real Assets Companies Risk. A Fund may (and the Real Assets Fund generally will) invest in companies operating in various industries related to real assets. To the extent there is a downturn in one or more of these industries, there would be a larger impact on a Fund than if a Fund’s portfolio were more broadly diversified. Factors that may affect these industries include, but are not limited to, government regulation or deregulation, energy conservation and supply/demand, raw material prices, commodities regulation, cost of transport, cost of labor, interest rates, and broad economic developments such as growth or contraction in different markets, currency valuation changes and central bank movements.

Real Estate and Real Estate Investment Trusts. A Fund may invest in both real estate and real estate investment trusts (“REITs”) (but subject to limits on direct real estate investing by the Funds as set out in the Funds’ fundamental investment restrictions). REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like investment companies, REITs are not subject to U.S. federal tax on income distributed to shareholders provided they comply with several requirements in the Code. REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Code, and/or to maintain exemptions from the Investment Company Act. The Funds’ investments in REITs present certain further risks that are unique and in addition to the risks associated with investing directly in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent on management skills, are not diversified, and are subject to the risks of financing projects. REITs whose underlying assets include U.S. long-term healthcare properties, such as nursing, retirement and assisted living homes, may be impacted by U.S. federal regulations concerning the healthcare industry.

The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies that own and operate real estate directly, companies which lend to such companies, and companies which service the real estate industry.

Recent Market Conditions and Events. There have been and may continue to be periods of elevated stress and volatility in financial markets. Although stresses associated with the 2008 financial crisis in the United States and global economies peaked over a decade ago, financial markets remain susceptible to recurring episodes of heightened volatility, restrictive credit conditions, reduced confidence in key market participants and broadly negative investor sentiment, which may be concentrated in particular sectors, asset classes or geographic regions. Political developments, trade policies and disputes (including sanctions), tax and budgetary measures, sovereign debt concerns, geopolitical tensions, environmental and public health risks, and actions by central banks (including the withdrawal or “tapering” of market support and changes in interest rate targets) may, individually or in combination, contribute to instability in global economies and financial markets. Geopolitical events, including armed conflicts and related sanctions, may disrupt global trade, energy markets, commodity supplies and financial systems, with potentially rapid and widespread effects on asset prices and market liquidity. Public health events, including the emergence of new variants of infectious diseases, may also lead to renewed government actions, shifts in consumer behavior or supply chain disruptions, which could adversely affect economic activity and financial markets. In

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addition, evolving monetary and fiscal policies, including efforts by central banks to address inflation, financial stability or economic growth, may result in higher interest rates, tighter financial conditions and increased volatility across equity, fixed income and other markets. Market expectations regarding inflation, interest rates and economic growth may change rapidly, potentially leading to abrupt repricing of assets, reduced liquidity and increased correlations among asset classes. These conditions may persist or recur and could adversely affect market functioning, asset valuations and a Fund’s investment performance.

Reference Rate Transition Risk. The London Interbank Offered Rate, or “LIBOR”, which had historically been a principal floating rate benchmark in the financial markets, has been discontinued. Its discontinuation has affected financial markets generally and may affect a Fund’s operations, finances and investments to the extent the Fund holds instruments that transitioned from LIBOR to alternative reference rates. The UK Financial Conduct Authority, the regulator of the LIBOR administrator, has ceased publication of LIBOR tenors.

As an alternative to LIBOR, market participants have generally adopted the Secured Overnight Financing Rate (“SOFR”) as a replacement for U.S. dollar LIBOR, and other risk-free rates have been adopted in global markets. These alternative reference rates differ from LIBOR in important respects, including their calculation methodologies and market conventions, and may perform differently in certain market conditions.

Uncertainty regarding the development, adoption, market acceptance or future reform of alternative reference rates, as well as the potential discontinuation or modification of other reference rates, may adversely affect the value, liquidity or return of reference rate- based instruments. The ultimate impact of these changes on the Fund, issuers of instruments in which the Fund invests, and financial markets generally remains uncertain.

Repurchase Agreements. A Fund may purchase securities and concurrently enter into “repurchase agreements.” A repurchase agreement typically involves a purchase of an investment contract from a selling financial institution such as a bank or broker-dealer, which contract is fully secured by government obligations or other debt securities. The agreement provides that the purchaser will sell the underlying securities back to the institution at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The difference between the purchase price and the resale price represents the interest earned by the purchase, which is unrelated to the coupon rate or maturity of the purchased security. In the event of the bankruptcy or insolvency of the financial institution, the purchaser may be delayed in selling the collateral underlying the repurchase agreement. Further, the law is unsettled regarding the rights of the purchaser if the financial institution which is a party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to the U.S. Bankruptcy Code.

[Responsible Investing. None of the Funds currently follow a specific environmental, social and governance (“ESG”) strategy. The Adviser’s investment teams that manage the equity investments in the Funds seek to integrate ESG factors into their investment processes where ESG factors present financially material risks and/or opportunities in investments that could significantly impact the long-term value of a business. While each such investment team’s specific implementation of ESG integration for particular Fund will continue to develop and evolve, when assessing a company, the investment team sometimes has discussions with management, including discussions that occasionally relate to ESG, which, as applicable, lead to better informed investment decisions and possibly add value for the Funds in a manner consistent with fiduciary responsibility and investment objectives.

As part of the general diligence of the investment teams that manage the equity investments in the Funds, when analyzing a company, the investment teams typically seek to identify financially material risks, including those that may be related to ESG issues that are relevant to the value of the business. These investment teams do not rely upon exclusionary screens when evaluating potential investments for the Funds they manage, but rather take a holistic approach to assessing a company’s long-term value, in part by taking ESG factors into account to the extent that the investment team believes they could materially impact the value of a business over the intended time period or the team’s investment thesis. The investment teams that manage the equity investments in the Funds take this approach in the belief that ESG factors are diverse, complex and dynamic, and vary across a wide range of considerations, such as those specific to a particular company, issuance of securities, sector, management team, or geography. Each such investment team has discretion over the approach it takes to incorporating ESG factors into its investment processes, if at all, consistent with the descriptions of an individual Fund’s investment objective, strategies and policies. These approaches can vary across the different Funds managed by an individual team and are subject to change over time.

For the Adviser’s investment teams that manage the equity investments in the Funds, there are no restrictions on the investment universe of the Funds by reference to ESG factors. The relevance that ESG factors are given, if any, overall or individually, for a particular decision is dependent on the investment team’s assessment of their financial materiality to the portfolio company at issue. Accordingly, ESG factors are not identified for each investment. The Adviser can and does invest in companies where there are compelling financial reasons to do so even if a financially material ESG risk has been identified by the investment team. There also is no guarantee that the investment teams’ investment decision-making processes will mitigate or prevent market risks within a Fund’s portfolio (including, for

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example, risks associated with a company’s responses or non-responses to environmental, social or governance conditions, difficulties in identifying, measuring and understanding those conditions and related impacts on the company).

The Municipal Funds do not seek to take ESG factors into account as part of their typical investment process.]

Restricted and Illiquid Instruments. Each Fund may invest up to 15% of its net assets in illiquid securities, which generally includes any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. A security may be “illiquid” for various reasons, including that it may be subject to legal or contractual restrictions on resale (“restricted securities”). Illiquid securities may be priced at fair value as determined in good faith by the Board of Trustees. Restricted securities that are not illiquid (generally as determined under the analysis in the next paragraph) will not be subject to the 15% limit. Generally, restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Unanticipated episodes of illiquidity, including due to market or political factors, instrument or issuer- specific factors and/or unanticipated outflows, may limit a Fund’s ability to pay redemptions. To meet redemption requests during periods of illiquidity, a Fund may be forced to sell securities at an unfavorable time and/or unfavorable conditions. Illiquidity may be exacerbated during periods of market disruption, regulatory change or significant redemption activity. These provisions are subject to Rule 22e-4, including its prohibition on additional illiquid investments when the 15% limit is exceeded and its required reporting and remedial procedures.

A Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the 1933 Act. That rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Adviser, under the supervision of the Board of Trustees of the Trust, will consider whether securities purchased under Rule 144A are illiquid and thus subject to a Fund’s restriction on investing in illiquid securities. A determination as to whether a Rule 144A (or similarly restricted) security is liquid is a factual issue requiring an evaluation of a number of factors. In making this determination, which would be made only if consistent with the liquidity risk management program described below, the Adviser will consider the trading markets for the specific security, taking into account the unregistered nature of the security. Investing in Rule 144A (or similarly restricted) securities could have the effect of increasing the amount of a Fund’s assets invested in illiquid securities if other qualified buyers are unwilling to purchase such securities.

The market for lower-quality debt instruments, including junk bonds, is generally less liquid than the market for higher-quality debt securities, and at times it may become difficult to sell lower-quality debt securities. The High Yield Municipal Fund, Short Duration High Yield Municipal Fund and Core Plus Municipal Fund, which will invest significantly in debt securities that are rated below investment grade, will be subject to greater liquidity risk than would an investment fund investing in higher rated securities. While no risk management program can be fail-safe, in accordance with Rule 22e-4 under the Investment Company Act the Funds have adopted and implemented a written liquidity risk management program, under the supervision of the Board of Trustees of the Trust, that is believed to be reasonably designed to assess and manage the Funds’ liquidity risk.

Reverse Repurchase Agreements. A reverse repurchase agreement involves the sale of a debt security owned by a fund coupled with an agreement by such fund to repurchase the instrument at a stated price, date and interest payment. A Fund will use the proceeds of a reverse repurchase agreement to purchase other debt securities or to enter into repurchase agreements maturing not later than the expiration of the prior reverse repurchase agreement. When a Fund enters into a reverse repurchase agreement, it will have securities designated to repurchase its securities.

A Fund will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Under the Investment Company Act, reverse repurchase agreements will be considered to be borrowings by a Fund and, therefore, may be subject to the same risks involved in any borrowing. A Fund may not enter into a reverse repurchase agreement if, as a result, its current obligations under such agreements would exceed one-third the value of its net assets computed at the time the reverse repurchase agreement is entered into. The Rising Dividend Fund does not intend to invest more than 5% of the value of its net assets in reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. These events could also trigger adverse tax consequences for a Fund.

Securities Issued in PIPE Transactions. A Fund may invest in securities that are purchased in private investment in public equity (“PIPE”) transactions. Securities acquired by a Fund in such transactions are subject to resale restrictions under securities laws. While

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issuers in PIPE transactions typically agree that they will register the securities for resale by a Fund after the transaction closes (thereby removing resale restrictions), there is no guarantee that the securities will in fact be registered. In addition, a PIPE issuer may require a Fund to agree to other resale restrictions as a condition to the sale of such securities. Thus, a Fund’s ability to resell securities acquired in PIPE transactions may be limited, and even though a public market may exist for such securities, the securities held by a Fund may be deemed illiquid.

Short Sales. A Fund (except the Global Fund, Small Cap Opportunity Fund and Smid Cap Fund) may engage in short sales of a physical security, but the Overseas Fund, Gold Fund, U.S. Fund and Real Assets Fund may only short “against the box” (meaning they must own the security to be sold short). A Fund also may engage in short sales of derivative instruments (e.g., U.S. Treasury futures) (see also the discussion under “Futures and Options on Futures”). In doing so, a Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as borrowing costs, which may negatively impact the Fund’s performance. Further, short positions introduce more risk than long positions, because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security, whereas there is no maximum attainable price of the shorted security (though shorting “against the box” effectively limits loss to the amount paid for the security). Thus, securities sold short may have unlimited risk. In addition, because U.S. market regulations prohibit “naked” short selling, a Fund must, at the time of the shorting transaction, be able to “locate” and have access to the security being shorted as what is referred to as “cover” for the transaction. Failure to complete or maintain a “locate” would mean that a desired shorting transaction could not be entered into or, if open, maintained. The prospect of such a forced close of the position can cause a Fund to incur expense or loss. Shorting of illiquid securities increases this risk.

SOFR. SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data.

SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward- looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

South Korea Risk. To the extent a Fund invests significantly in the securities of South Korean issuers, the Fund’s performance will be particularly exposed to risks that are specific to South Korea, including legal, regulatory, political, currency, security and economic risks. Periods of political instability, including recent events, may negatively impact the South Korean economy. Governmental policy changes or political uncertainty may increase market volatility. Substantial political tensions exist between North Korea and South Korea. Escalated tensions and the outbreak of hostilities between the two nations, or even the threat of an outbreak of hostilities, could have a severe adverse effect on the South Korean economy. Such tensions could disrupt trade, capital flows and investor confidence. In addition, South Korea’s economic growth potential has recently been on a decline because of a rapidly aging population and structural problems, among other factors. The South Korean economy is heavily reliant on trading exports and disruptions or decreases in trade activity could lead to further declines. Concentration in certain export-oriented industries may increase sensitivity to global economic conditions.

Sovereign Debt. A Fund may invest in, or have exposure to, sovereign debt instruments. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy, or the failure to implement economic reforms supported or required by the International Monetary Fund or other multilateral agencies. A governmental entity that defaults on its sovereign debt may seek to restructure its obligations, request extensions of time for payment or seek additional financing. Such actions may adversely affect the value and liquidity of sovereign debt instruments.

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There is no legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Special Risks of Over-the-Counter Derivative Transactions. Over-the-Counter (“OTC”) derivative transactions differ from exchange- traded derivative transactions in several respects. OTC derivatives are transacted directly with dealers and not with a clearing corporation. Without the availability of a clearing corporation, OTC derivative pricing is normally done by reference to information from market makers, which information is carefully monitored by the Adviser and verified in appropriate cases. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and related regulatory developments may ultimately require the clearing and exchange-trading of many OTC derivative instruments that the CFTC and SEC defined as “swaps” including non- deliverable foreign exchange forwards, OTC foreign exchange options and swaptions. To date, certain interest rate swaps and credit default swaps are already subject to such requirements. Mandatory exchange trading and clearing requirements have been phased-in based on type of market participant and CFTC approval of contracts for central clearing. The Adviser will continue to monitor developments in this area, particularly to the extent regulatory changes affect the Funds’ ability to enter into swap agreements.

As OTC derivatives are transacted directly with dealers, there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise. Counterparty failures may occur suddenly and without warning, and a Fund’s contractual remedies may be limited or difficult to enforce. An OTC derivative may only be terminated voluntarily by entering into a closing transaction with the dealer with whom the Fund originally dealt. Any such cancellation may require the Fund to pay a premium to that dealer. In those cases in which a Fund has entered into a covered derivative transaction and cannot voluntarily terminate the derivative, the Fund will not be able to sell the underlying security until the derivative expires or is exercised or different cover is substituted. There is also no assurance that a Fund will be able to liquidate an OTC derivative at any time prior to expiration.

Structured Notes. A Fund may invest in structured notes, the value of which is linked to currencies, interest rates, other commodities, indices or other financial indicators. In the case of the Global Fund and U.S. Fund, these investments are limited to 5% of the Fund’s assets. Structured securities differ from other types of securities in which the Funds may invest in several respects. For example, the coupon dividend and/or redemption amount at maturity may be increased or decreased depending on changes in the value of the underlying instrument.

Investment in structured securities involves certain risks. In addition to the credit risk of the security’s issuer and the normal risks of price changes in response to changes in interest rates, the redemption amount may decrease as a result of changes in the price of the underlying instrument. Further, in the case of certain structured securities, the coupon and/or dividend may be reduced to zero, and any further declines in the value of the underlying instrument may then reduce the redemption amount payable on maturity. Finally, structured securities may be more volatile than the price of the underlying instrument.

Substantial Ownership Positions. A Fund may accumulate substantial positions in the securities or even gain control of individual companies. At times, a Fund also may seek the right to designate one or more persons to serve on the boards of directors of companies in which they invest. The designation of directors and any other exercise of management or control could expose the assets of a Fund to claims by the underlying company, its security holders and its creditors. Under these circumstances, a Fund might be named as a defendant in a lawsuit or regulatory action. The outcome of such disputes, which may affect the value of a Fund’s positions, may be difficult to anticipate and the possibility of successful claims against a Fund that would require the payout of Fund assets to the claimant(s) cannot be precluded. Substantial ownership positions also may be more difficult or expensive to liquidate. At times regulatory or company-specific requirements may limit or block trading in a company’s securities by those deemed to be company “insiders” (officers, directors and certain large shareholders). These limitations may or may not be related to the possession of a company’s material non-public information.

Telecommunications Industry Risk. Companies in the telecommunications industry include both companies that develop, manufacture or sell communications services and/or equipment or provide communications services, such as cable television, satellite tv, radio or telephone. These companies are subject to the risk of government regulation and scrutiny, including regarding the prices charged to consumers, as well as the services that they may provide. These companies are also subject to the risk of rapid obsolescence due to changing consumer preferences, industry competition and technological innovation.

Trade Claims. A Fund may invest in trade claims. Trade claims are interests in amounts owed to suppliers of goods or services and are purchased from creditors of companies in financial difficulty and often involved in bankruptcy proceedings. Trade claims offer investors the potential for profits since they are sometimes purchased at a significant discount from face value and, consequently, may generate capital appreciation in the event that the market value of the claim increases as the debtor’s financial position improves or the claim is paid. Investing in trade claims exposes a Fund to various risks similar to those borne by a creditor. Investments in trade claims are also less liquid than investments in publicly traded securities, and there is no guarantee that the debtor will be able to satisfy the obligation on the trade claim. Additionally, there can be restrictions on the purchase, sale, and/or transferability of trade claims during all or part

39

of a bankruptcy or reorganization proceeding. Trade claims are subject to risks not generally associated with standardized securities and instruments due to the nature of the claims purchased. Trade claims may not be considered “securities,” and purchasers, such as a Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

United Kingdom Risk. Investment in United Kingdom (“UK”) issuers may subject a Fund to regulatory, political, currency, security and economic risks specific to the UK. The UK’s economy relies heavily on the export of financial services to the United States and other European countries. Disruptions in global financial markets or reduced access to European markets may adversely affect UK issuers. A prolonged slowdown in the financial services sector may have a negative impact on the UK’s economy. In the past, the UK has been a target of terrorism. Acts of terrorism in the UK or against UK interests may cause uncertainty in the UK’s financial markets and adversely affect the performance of the issuers to which a Fund has exposure.

On January 31, 2020, the UK ceased to be a member of the European Union (“Brexit”). Brexit-related regulatory divergence may increase costs, reduce market access or create legal uncertainty for UK-based companies. Brexit has led to legal uncertainty and could lead to politically divergent national laws and regulations as the relationship between the UK and European Union continues to evolve and the UK determines which European Union laws to replace or replicate. In the longer term, there is likely to be a period of significant political, regulatory and commercial uncertainty as the United Kingdom continues to negotiate the terms of its future trading relationship with the European Union. Fluctuations in the value of the British pound relative to the U.S. dollar may affect investment returns.

The impact of such events on the Funds is difficult to predict but they may adversely affect the return on the Funds and their investments. There may be detrimental implications for the value of a Fund’s investments, its ability to enter into transactions or to value or realize such investments or otherwise to implement its investment program. It is possible that a Fund’s investments may need to be restructured to enable a Fund’s objectives to be pursued fully. This may increase costs or make it more difficult for a Fund to pursue its investment objective.

U.S. Government Securities. Among the types of fixed income securities in which a Fund may invest are obligations of the United States government. United States government obligations include Treasury Notes, Bonds and Bills, which are direct obligations of the United States government backed by the full faith and credit of the United States, and securities issued by agencies and instrumentalities of the United States government (“government-sponsored entities” or “GSEs”). Such GSE securities may be (i) guaranteed by the United States Treasury, such as securities of the Government National Mortgage Association, or (ii) supported by the issuer’s authority to borrow from the United States Treasury and backed by the credit of the issuing agency or instrumentality itself, such as securities of the Federal Intermediate Land Banks, Federal Land Banks, Bank of Cooperatives, Federal Home Loan Banks, Tennessee Valley Authority and Farmers Home Administration. Although a Fund may hold securities that carry United States government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market prices of such securities. Securities issued by certain GSEs, including the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are neither issued nor guaranteed by the United States Treasury and are not backed by the full faith and credit of the United States government. In most cases, such securities are supported only by the credit of the issuing entity. The market values of U.S. government securities may be affected by changes in market demand, interest rates and broader market conditions. Fluctuations in demand for such securities may occur at any time and may result in increased volatility in their market values.

Utilities Industry Risk. Risks that are intrinsic to the utility industries include difficulty in obtaining an adequate return on invested capital, difficulty in financing large construction programs during an inflationary period, restrictions on operations and increased cost and delays attributable to environmental considerations and regulation, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation or unsettled capital markets, technological innovations that may render existing plants, equipment or products obsolete, the potential impact of natural or man-made disasters, increased costs and reduced availability of certain types of fuel, occasional reduced availability and high costs of natural gas for resale, the effects of energy conservation, the effects of a national energy policy and lengthy delays and greatly increased costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials and the disposal of radioactive wastes. There are substantial differences among the regulatory practices and policies of various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. There is no assurance that regulatory authorities will, in the future, grant rate increases or that such increases will be adequate to permit the payment of dividends on common stocks issued by a utility company. Additionally, existing and possible future regulatory legislation may make it even more difficult for utilities to obtain adequate relief. Certain of the issuers of securities held in a Fund’s portfolio may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing policies and impose additional requirements governing the licensing, construction and operation of nuclear power plants. Prolonged changes in climatic conditions can also have a significant impact on both the revenues of an electric and gas utility as well as the expenses of a utility, particularly a hydro-based electric utility.

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Utility companies in the United States and in foreign countries are generally subject to regulation. In the United States, most utility companies are regulated by state and/or federal authorities. Such regulation is intended to ensure appropriate standards of service and adequate capacity to meet public demand. Generally, prices are also regulated in the United States and in foreign countries with the intention of protecting the public while ensuring that the rate of return earned by utility companies is sufficient to allow them to attract capital in order to grow and continue to provide appropriate services. There can be no assurance that such pricing policies or rates of return will continue in the future.

The nature of regulation of the utility industries continues to evolve both in the United States and in foreign countries. In recent years, changes in regulation in the United States increasingly have allowed utility companies to provide services and products outside their traditional geographic areas and lines of business, creating new areas of competition within the industries. In some instances, utility companies are operating on an unregulated basis. Because of trends toward deregulation and the evolution of independent power producers as well as new entrants to the field of telecommunications, non-regulated providers of utility services have become a significant part of their respective industries. Reduced profitability, as well as new uses of funds (such as for expansion, operations or stock buybacks) could result in cuts in dividend payout rates.

“Value” Investments. An investment made at a perceived “margin of safety” or “discount to intrinsic or fundamental value” can trade at prices substantially lower than when an investment is made, so that any perceived “margin of safety” or “discount to value” is no guarantee against loss. “Value” investments, as a category, or entire industries or sectors associated with such investments, may lose favor with investors as compared to those that are more “growth” oriented. In such an event, a Fund’s investment returns would be expected to lag relative to returns associated with more growth-oriented investment strategies. Investing in or having exposure to “value” securities presents the risk that the securities may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the security’s true value or because the Adviser misjudged that value.

Zero Coupon Bonds. Zero Coupon and Pay-in-Kind Securities do not immediately produce cash income. These securities are issued at an original issue discount, with the full value, including accrued interest, paid at maturity. Interest income may be reportable annually, even though no annual payments are made. Market prices of zero coupon bonds tend to be more volatile than bonds that pay interest regularly. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Zero coupon and pay-in-kind securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Prices on non-cash-paying instruments may be more sensitive to changes in the issuer’s financial condition, fluctuation in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative. Special tax considerations are associated with investing in certain lower-grade securities, such as zero coupon or pay-in-kind securities, including accrual of original issue discount earned on zero coupon securities which must be included in the Fund’s income. Thus, to continue to qualify for tax treatment as a regulated investment company and to avoid U.S. federal income and excise tax on undistributed income, the Fund may be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives.

Performance

Total Return. From time to time, each Fund advertises its average annual total returns. Returns may be calculated both on a before-tax and an after-tax basis (and are so presented in the Prospectuses with respect to each Fund’s largest and/or oldest share class). Returns are based on past performance and are not an indication of future performance.

Unless otherwise noted, results shown will reflect any fee waivers and/or expense reimbursements in effect during the periods presented.

As noted above, returns also may be calculated on certain after-tax bases under similar assumptions and using similar formulae as specified by the SEC. For example, returns may be calculated after taxes on distributions, which assume reinvestment of the amount of any distributions less applicable taxes on such distributions. Returns also may be calculated after taxes on distributions and the sale (redemption) of Fund shares. After-tax returns assume the highest individual federal income tax rate for each year included in the calculation. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Such returns do not reflect the effect of state and local taxes, nor do they reflect the phase-outs of certain federal exemptions, deductions, and credits at various income levels, or the impact of the federal alternative minimum tax. In addition, actual after-tax returns depend on each investor’s individual tax situation, which may differ from the returns presented. For instance, after-tax returns are not relevant to investors who hold their funds in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Comparison of Portfolio Performance. From time to time the Trust may discuss in sales literature and advertisements, specific performance grades or rankings or other information as published by recognized mutual fund statistical services, such as Morningstar, Inc. or Lipper Analytical Services, Inc., or by publications of general interest such as Barron’s, Business Week, Forbes, Fortune, Kiplinger’s Personal Finance, Money, Morningstar Mutual Funds, The Wall Street Journal or Worth. Criteria associated with the

41

performance grades or rankings may vary widely. Any given performance grade or ranking should not be considered representative of a Fund’s performance for any future period.

DETERMINING NET ASSET VALUE (“NAV”) AND VALUING PORTFOLIO SECURITIES

Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. As of the date of this Statement of Additional Information, the Exchange is closed on the following days: New Year’s Day, Rev. Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. The ongoing expenses of a Fund are treated as liabilities of a Fund for this purpose and therefore reduce a Fund’s net asset value. Generally, expenses that do not pertain specifically to a class are allocated to the shares of each class, based upon the percentage that the net assets of such class bears to a Fund’s total net assets and then pro rata to each outstanding share within a given class. Such expenses may include (1) management and administrative fees and expense reimbursements paid to the Adviser, (2) legal, bookkeeping and audit fees, (3) printing and mailing costs of shareholder reports, prospectuses, statements of additional information and other materials for current shareholders, (4) fees to the Trustees who are not affiliated with the Adviser, (5) third-party custodian, administrator, transfer agency and middle- and back- office expenses, (6) share issuance costs, (7) organization and startup costs, (8) interest, taxes and brokerage commissions, and (9) non- recurring expenses, such as litigation costs. Other expenses that are directly attributable to a class are allocated equally to each outstanding share within that class. Such expenses include Rule 12b-1 distribution fees, shareholder servicing fees and fees paid to intermediaries for so-called sub-transfer agency fees, to the extent that such expenses pertain to a specific class rather than to a Fund as a whole.

A portfolio security (including an option), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is generally valued at the price of the official close (last quoted sales price if an official closing price is not available) as of the local market close on the primary exchange. If there are no round lot sales on such date, such security will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security is traded on the NASDAQ in which case it is valued at the NASDAQ Official Closing Price. Such prices are provided by approved pricing vendors or other independent pricing sources.

All bonds, whether listed on an exchange or traded in the over-the-counter market for which market quotations are available are generally priced at the evaluated bid price provided by an approved pricing service as of the close of the NYSE (normally 4:00 p.m. Eastern Time), or dealers in the over-the-counter markets in the United States or abroad. Pricing services and broker-dealers use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. The Adviser’s Valuation Committee, at least annually, will review the pricing service’s inputs, methods, models and assumptions for its evaluated prices. Short-term debt maturing in 60 days or less is valued at evaluated bid prices.

Swaps are marked-to-market daily based on valuations from independent pricing services or broker dealers. Pricing services utilize matrix pricing that considers comparisons to interest rate curves; credit spread curves, default possibilities and recovery rates. The Adviser’s [Valuation Committee], at least annually, will review the pricing service’s inputs, methodologies, models and assumptions for its evaluated prices.

Exchange-traded options are valued at the official closing price and futures are valued at the settlement price determined by the relevant exchange. If the settlement price is not reported or otherwise unavailable, the options or futures will be valued at the mean of the last available bid-ask quotations (and if there is, only a bid and only an asked price during the trading day, valuation will be at such bid or ask for long and short positions, respectively). There may be situations when the above information is not available (including, but not limited to, when an option is out of the money near its expiration date). In the absence of an official closing price, the last sale price, a mean of the last available bid-ask quotation, or a bid for long positions or an ask for short positions, or the Bloomberg Options Valuation Model may be utilized to value the respective option. There may be situations when the above information is available but does not align with the pricing of the underlying equity security. If a fund holds a call option position (either a long or written short) on expiration

42

date and that call option is out of the money at the market close, that option can be priced at $0 as it has ceased to exist, which is consistent with the Options Clearing Corporation provision whereby any open option on expiration date is automatically exercised if that option is $0.01 or more in-the-money.

Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price.

Inverse Floaters are evaluated using a third party model that takes into account the evaluated price of the underlying bond, leverage factors, gain share and floating rate levels.

Commodities (such as physical metals) are valued at a calculated evaluated mean price, as provided by an independent price source as of the close of the NYSE.

Forward currency contracts are valued at the current cost of covering or offsetting such contracts, by reference to forward currency rates at the time the NYSE closes, as provided by an independent pricing source.

The spot exchange rates, as provided by an independent price source as of the close of the NYSE are used to convert foreign security prices into U.S. dollars.

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the official close on the primary exchange or market on which it is traded. In the absence of such a quotation, a security may be valued at the last quoted sales price on the most active exchange or market as determined by the independent pricing agent. The Funds use pricing services to identify the market prices of publicly traded securities in their portfolios.

When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market quotations are not readily available within the meaning of applicable regulations, such as for private placements, or when market prices have been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s NAV is calculated, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures adopted by the Adviser’s Valuation Committee. Additionally, trading of foreign equity securities on most foreign markets is completed before the close in trading in U.S. markets. The Funds have implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. The fair value pricing utilizes factors provided by an independent pricing service. The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values, especially during periods of higher market price volatility. The Adviser believes relying on the procedures described above will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds than relying solely on reported market values. Valuation risk may be heightened during periods of market stress, reduced liquidity or when market quotations are unavailable.

ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION

The NYSE holiday closing schedule indicated in this SAI under “Determining Net Asset Value (“NAV”) and Valuing Portfolio Securities” is subject to change. When the NYSE is closed or when trading is restricted for any reason other than its customary weekend or holiday closings, or under emergency circumstances as determined by the SEC to warrant such action, the Funds may not be able to accept purchase or redemption requests. A Fund’s NAV may be affected to the extent that its securities are traded on days that are not business days. Each Fund reserves the right to reject any purchase order in whole or in part.

The Trust has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1.00% of the NAV of the Fund during any 90-day period for any one shareholder. The remaining portion of the redemption may be made in securities or other property, valued for this purpose as they are valued in computing the NAV of each class of the Fund. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes and may incur additional costs as well as the associated inconveniences of holding and/or disposing of such securities or other property.

Pursuant to Rule 11a-3 under the 1940 Act, the Funds are required to give shareholders at least 60 days’ notice prior to terminating or modifying a Fund’s exchange privilege. The 60-day notification requirement may, however, be waived if (1) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or CDSC ordinarily payable at the time of exchange or (2) a Fund temporarily suspends the offering of shares as permitted under the 1940 Act or by the SEC or because it is unable to invest amounts effectively in accordance with its investment objective and policies.

The Funds reserve the right at any time without prior notice to shareholders to refuse exchange purchases by any person or group if, in the Adviser’s judgment, a Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise be adversely affected.

Each Fund has authorized one or more brokers or other financial services institutions to accept on its behalf purchase and redemption orders. Such brokers or other financial services institutions are authorized to designate plan administrators and other intermediaries to

43

accept purchase and redemption orders on a Fund’s behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized broker or other financial services institutions, or, if applicable, a broker’s or other financial services institutions authorized designee, accepts the order. Customer orders will be priced at each Fund’s NAV next computed after they are accepted by an authorized broker or other financial services institutions or the broker’s or other financial services institution’s authorized designee.

If you hold your Fund shares in an account established with a financial intermediary, contact your financial intermediary in advance of placing a request for an exchange to confirm your ability to exchange with a particular Victory Fund.

Purchasing Shares

[The current Victory sales-load schedules described in the Prospectus apply. No sales charge or new contingent deferred sales-charge period will be imposed solely because of the Reorganization. Prior holding periods will be credited for applicable contingent deferred sales charges and automatic Class C conversion.]

Alternative Sales Arrangements — Class A, C, R6, Y Shares. Alternative sales arrangements permit an investor to choose the method of purchasing shares that is more beneficial depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. When comparing the classes of shares, when more than one is offered in the same Fund, investors should understand that the purpose and function of the Class C shares asset-based sales charge are the same as those of the Class A initial sales charge. Any salesperson or other person entitled to receive compensation for selling Fund shares may receive different compensation with respect to one class of shares in comparison to another class of shares. Generally, Class A shares have lower ongoing expenses than Class C shares, but are subject to an initial sales charge. Which class would be advantageous to an investor depends on the number of years the shares will be held. Over very long periods of time, the lower expenses of Class A shares may offset the cost of the Class A initial sales charge. Not all Investment Professionals (as described in each Fund’s Prospectus) will offer all

classes	of	shares.

Each class of shares represents interests in the same portfolio investments of a Fund. However, each class has different shareholder privileges and features. The net income attributable to a particular class and the dividends payable on these shares will be reduced by incremental expenses borne solely by that class, including any asset-based sales charge to which these shares may be subject.

No initial sales charge is imposed on Class C shares. The Distributor may pay sales commissions to dealers and institutions who sell Class C shares of the Funds at the time of such sales. Payments with respect to Class C shares will equal [ ]% of the purchase price of the Class C shares sold by the dealer or institution. The Distributor will retain all payments received by it relating to Class C shares for the first year after they are purchased. After the first full year, the Distributor will make monthly payments in the amount of 0.75% for distribution services and 0.25% for personal shareholder services to dealers and institutions based on the average NAV of Class C shares, which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. Some of the compensation paid to dealers and institutions is recouped through the CDSC imposed on shares redeemed within 12 months of their purchase. Class C shares are subject to the Rule 12b-1 fees described in the SAI under “Distribution and Service Plans.” Class C shares of the Funds will automatically convert to Class A shares under circumstances described in the Funds’ Prospectuses. Financial institutions may be permitted to exchange Class C shares for a share class with lower expenses under circumstances described in a Fund’s Prospectus. Any options with respect to the reinvestment of distributions made by the Funds to Class C shareholders are offered only by the broker through whom the shares were acquired.

No initial sales charges or CDSCs are imposed on Class R6 shares. Class R6 shares are not subject to the Rule 12b-1 fees described in this SAI under “Distribution and Service Plans.” There is no automatic conversion feature applicable to Class R6 shares. Distributions paid to holders of a Fund’s Class R6 shares may be reinvested in additional Class R6 shares of that Fund or Class R6 shares of a different Fund. Class A shareholders and Class C shareholders whose shares are not subject to a CDSC may exchange into Class R6 shares of a Fund offering such shares provided they meet the eligibility requirements applicable to Class R6. Only certain investors are eligible to buy Class R6 shares, as set forth in a Fund’s Prospectus, and your financial adviser or other financial intermediary can help you determine

whether	you	are	eligible	to	invest.

No initial sales charges or CDSCs are imposed on Class Y shares. Class Y shares are not subject to the Rule 12b-1 fees described in this SAI under “Distribution and Service Plans.” There is no automatic conversion feature applicable to Class Y shares. Distributions paid to holders of a Fund’s Class Y shares may be reinvested in additional Class Y shares of that Fund or Class Y shares of a different Fund. Only certain investors are eligible to buy Class Y shares, as set forth in a Fund’s Prospectus, and your financial adviser or other financial intermediary can help you determine whether you are eligible to invest. Each Fund reserves the right to change the criteria for eligible investors and the investment minimums related to each class of shares.

Each Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best

interest	of	the	Fund	and	shareholders.
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The methodology for calculating the NAV, dividends and distributions of the share classes of each Fund recognizes two types of expenses. General expenses that do not pertain specifically to a class are allocated to the shares of each class, based upon the percentage that the net assets of such class bears to a Fund’s total net assets and then pro rata to each outstanding share within a given class. Such general expenses include (1) management fees, (2) legal, bookkeeping and audit fees, (3) printing and mailing costs of shareholder reports, prospectuses, statements of additional information and other materials for current shareholders, (4) fees to the Trustees who are not affiliated with the Adviser, (5) custodian expenses, (6) share issuance costs, (7) organization and start-up costs, (8) interest, taxes and brokerage commissions, and (9) non-recurring expenses, such as litigation costs. Other expenses that are directly attributable to a class are allocated equally to each outstanding share within that class. Such expenses include (1) Rule 12b-1 distribution fees and shareholder servicing fees, (2) incremental transfer and shareholder servicing agent fees and expenses, (3) registration fees, and (4) shareholder meeting expenses, to the extent that such expenses pertain to a specific class rather than to a Fund as a whole.

Dealer Reallowances. The following table shows the amount of the front-end sales load that is reallowed to dealers as a percentage of the offering price of Class A shares of the Funds.

Sales Charge as a % of
Amount of Purchase			Offering Price		Dealer
Reallowance
Less than $[	]		[	]	[	]
$[	] but less than $[	]	[	]	[	]
$[	] but less than $[	]	[	]	[	]
$[	] but less than $[	]	[	]	[	]
$[	] or more*		[	]	[	]**
*	There is no initial sales charge on purchases of $[		] or more for equity funds or $[	] or more for fixed income funds;
however, a sales concession and/or advance of a Rule 12b-1 fee may be paid and such purchases are potentially subject to a CDSC,
	as	set	forth	below.
**	Investment Professionals may receive payment on purchases of $1 million or more of Class A shares that are sold at NAV as
	follows: [	]% of the current purchase amount if cumulative prior purchases sold at NAV plus the current purchase is less than $3
	million; [	]% of the current purchase amount if the cumulative prior purchases sold at NAV plus the current purchase is $3 million to $4,999,999; and [ ]% on of the current purchase amount if the cumulative prior purchases sold at NAV plus the current purchase is $5 million or more. In addition, in connection with such purchases, the Distributor or its affiliates may advance Rule 12b-1 fees of [ ]% of the purchase amount to Investment Professionals for providing services to shareholders.

Except as noted in this SAI, a CDSC of [ ]% may be imposed on any such shares redeemed within the first 18 months after purchase. CDSCs are based on the lower of the cost of the shares or NAV at the time of redemption. No CDSC is imposed on reinvested distributions.

The Distributor reserves the right to pay the entire commission to dealers. If that occurs, the dealer may be considered an “underwriter” under federal securities laws.

Payments to Broker-Dealers and Other Financial Intermediaries

The Distributor, the Adviser or an affiliate may, from time to time, out of its (or their) own resources, make substantial cash payments—sometimes referred to as “revenue sharing”—to broker-dealers or financial intermediaries for various reasons. The revenue sharing payments do not change the price paid by investors for the purchase of a Fund’s shares or the amount a Fund will receive as proceeds from such sales. Although a broker-dealer or financial intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients who have invested in a Fund, the aggregate amount of these payments to broker-dealers or financial intermediaries may be substantial and may exceed the actual costs incurred in engaging in these promotional activities or services. Accordingly, broker-dealers or financial intermediaries may realize a profit in connection with such activities or services.

Revenue sharing payments may support the delivery of services to the Funds or to shareholders in the Funds, including, without limitation, transaction processing and sub-accounting services. These payments also may serve as an incentive to sell shares of the Funds and/or to promote retention of customer assets in the Funds. As such, they may be made to firms that provide various marketing support or other promotional services relating to the Funds, including, without limitation, advertising, access on the part of the Distributor’s personnel to sales meetings, sales representatives and/or management representatives of the broker-dealer or other financial intermediary, as well as inclusion of the Funds in various promotional and sales programs. Marketing support services also may include business planning assistance, educating broker-dealer personnel about the Funds and shareholder financial planning assistance. To the

45

extent that broker-dealers or financial intermediaries receiving revenue sharing payments sell more shares of a Fund, the Distributor, the Adviser or an affiliate benefit from the increase in Fund assets as a result of the distribution fees (if applicable) and management fees they receive from the Fund, respectively. However, the Distributor, the Adviser or an affiliate does not consider a broker-dealer or financial intermediary’s sale of shares of a Fund when selecting brokers or dealers to effect portfolio transactions for the Funds.

Revenue sharing also may include any other payment requirement of a broker-dealer or another third-party intermediary, including certain agreed upon “finder’s fees” as described in greater detail in the Prospectuses. All such payments are paid by the Distributor, the Adviser or an affiliate of either out of its (or their) own resources and are in addition to any Rule 12b-1 payments described elsewhere in this Statement of Additional Information. Revenue sharing payments may be structured, among other means, (i) as a percentage of sales; (ii) as a percentage of net assets; (iii) as a flat fee per transaction; (iv) as a fixed dollar amount; or (v) as some combination of any of these. In many cases, they therefore may be viewed as encouraging sales activity or retention of assets in the Funds. Generally, any revenue sharing or other payments of the type just described will have been requested by the party receiving them, often as a condition of distribution, but are subject to negotiation as to their structure and scope. Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the broker-dealer or financial intermediary, sales of Fund shares, the redemption rates on accounts of clients of the broker-dealer or financial intermediary or overall asset levels of the Funds held for or by clients of the broker-dealer or financial intermediary, the willingness of the broker- dealer or financial intermediary to allow the Distributor, the Adviser or an affiliate to provide educational and training support for the broker-dealer’s or financial intermediary’s sales personnel relating to the Funds, as well as the overall quality of the services provided by the broker-dealer or financial intermediary. No such payments are made by reference to Class R6 shares or to the assets of this class.

The Distributor, the Adviser and/or an affiliate of either also pays from its (or their) own resources for travel and other expenses, including lodging, entertainment and meals, incurred by brokers or broker representatives related to diligence or informational meetings in which broker representatives meet with investment professionals employed by a Fund’s investment adviser, as well as for costs of organizing and holding such meetings. The Distributor, the Adviser or an affiliate also may make payments to or on behalf of brokers or their representatives for other types of events, including sales or training seminars, and may provide certain small gifts and/or entertainment as permitted by applicable rules. The Distributor, the Adviser or an affiliate also may pay fixed fees for the listing of a Fund on a broker-dealer’s or financial intermediary’s system. This compensation is not included in, and is made in addition to, the compensation described in the preceding paragraph.

As of [ ], the parties with whom the Distributor, the Adviser and/or an affiliate of either have entered into written agreements to make revenue sharing payments with respect to the Funds are as follows (such payments not including, for this purpose, “finders’ fees” paid, the sub-transfer agency payments described above, and payments for entertainment, training and education activities for the brokers and broker representatives, their investment professionals and/or their clients or potential clients). The Distributor, the Adviser and/or an affiliate may revise the terms of any existing revenue sharing arrangement and may enter into additional revenue sharing arrangements with other broker-dealers or financial intermediaries. The Distributor, the Adviser and/or an affiliate also may pay fixed fees for the listing of a Fund on a broker-dealer’s or financial intermediary’s system. This compensation is not included in, and is made in addition to, the compensation described in this paragraph.

Parties Having Revenue Sharing Agreementswith the Distributor, the Adviser or an Affiliate

[ ]

The above-listed revenue sharing counterparties may change from time to time. For the 12-month period ended [ ], total revenue sharing payments made to parties with whom the Distributor, the Adviser or an affiliate maintains a revenue sharing agreement represented approximately [ ]% of the average net assets across the predecessor fund complex.

Shareholders or prospective investors should be aware that revenue sharing arrangements or other payments to intermediaries could create incentives on the part of the parties receiving the payments to consider selling more shares of the Funds relative to mutual funds either not making payments of this nature or making smaller such payments. A shareholder or prospective investor with questions regarding revenue sharing or other such payments may obtain more details by contacting his or her broker representative or other financial intermediary directly.

Custodial Risks for Shares Held Through Financial Intermediaries

As described above, investors may purchase a Fund’s shares either through the Distributor or from selected securities dealers or other intermediaries authorized to effect those transactions. The manner in which these intermediary firms custody an investor’s Fund

46

shares or provide instructions to the Fund concerning an investor’s shareholder account with the Fund will vary by firm. In addition, information or securities, such as Fund shares, held in the custody of an intermediary firm may be subject to risks of, among other things, misappropriation, cyber-attacks or other similar risks associated with internet security.

CDSCs

During the fiscal year ended October 31, [], the following CDSCs were paid to the Predecessor Funds’ distributor: [ ]

Sample Calculation of Maximum Offering Price

Class A shares of the equity Funds (each Fund other than the Municipal Funds) are sold with a maximum initial sales charge of [ ]% and Class A shares of the Municipal Funds are sold with a maximum initial sales charge of [ ]%. Set forth below is an example of the method of computing the offering price of the Class A shares of the Funds. The example assumes a purchase of Class A shares aggregating less than $50,000 subject to the schedule of sales charges set forth in the Prospectus at a price based upon the NAV of the Class A shares.

Class C shares of each relevant Fund are sold at NAV without any initial sales charges and with a [ ]% CDSC on shares redeemed within 12 months of purchase. Class R6 and Class Y shares of each relevant Fund are sold at NAV without any initial sales charges or CDSCs.

MANAGEMENT OF THE TRUST

Board Leadership and Risk Oversight

[ ]

Trustees and Officers

[ ]

Trustee Ownership and Compensation

[ ]

Board Committees

[ ]

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of [-], the following shareholders owned 5% or more of a class of the indicated Funds. Each shareholder that beneficially owns more than 25% of the voting securities of a class of a Fund may be deemed a control person of that class of the Fund’s outstanding shares and, thereby, may influence the outcome of matters on which shareholders are entitled to vote. Since the economic benefit of investing in a Fund and related voting authority is passed through to the underlying investors of the record owners, it is expected that these record owners generally will not be considered the beneficial owners of the Fund’s shares or control persons of the Fund.

The names and addresses of the record holders and the percentage of the outstanding shares held by such holders are set forth in the following table.

[ ]

47

INVESTMENT ADVISER AND OTHER SERVICE PROVIDERS

Investment Adviser

Victory Capital, a New York corporation registered as an investment adviser with the SEC, serves as investment adviser to the Funds. Victory Capital’s principal business address is 15935 La Cantera Parkway, San Antonio, TX 78256. Subject to the authority of the Board, the Adviser is responsible for the overall management and administration of the Funds’ business affairs. Each of the Adviser’s multiple investment teams, referred to separately as investment franchises utilizes its own independent approach to investing. The Adviser is responsible for selecting each Fund’s investments according to its investment objective, policies, and restrictions. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc. (“VCH”), a publicly traded Delaware corporation. As of [ ], 2026, the Adviser managed assets totaling in excess of $[ ] billion for numerous clients including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net worth individuals and mutual funds.

The Advisory Agreement

[The Adviser serves as the Funds’ investment adviser pursuant to an advisory agreement dated as of [] (the “Advisory Agreement”). Unless sooner terminated, the Advisory Agreement between the Adviser and the Trust, on behalf of the Funds, provides that it will continue in effect as to the Funds for two years and for consecutive one-year terms thereafter, provided that such renewal is approved at least annually by the Trustees or by vote of the majority of the outstanding shares of each such Fund (as defined under “Additional Information—Miscellaneous” below) and, in either case, by a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreement, by votes cast in person at a meeting called for such purpose. The Advisory Agreement is terminable as to any particular Fund at any time on 60 days’ written notice without penalty by a vote of the majority of the outstanding shares of a Fund, by vote of the Trustees, or as to all applicable Funds by the Adviser. The Advisory Agreement also terminates automatically in the event of any assignment, as defined by the 1940 Act.]

[The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the services pursuant thereto, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.]

[Under the Advisory Agreement, the Adviser may delegate a portion of its responsibilities to a sub-adviser. In addition, the agreements provide that the Adviser may render services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of the Fund provided all such persons are functioning as part of an organized group of persons, managed by authorized officers of the Adviser.]

Prior to [ ], First Eagle Investment Management, LLC served as investment adviser to the Predecessor Funds.

[As compensation for its investment advisory services, Victory Capital will receive the contractual advisory fee shown below, stated at an annual rate, accrued daily and paid monthly. No performance-based adjustment applies.]

The following schedule lists the contractual advisory fees for each Fund, as an annual percentage of its average daily net assets.

Fund	Advisory Fee
Global Fund	0.75% of the Fund’s average daily net assets
Overseas Fund	0.75% of the Fund’s average daily net assets
U.S. Fund	0.75% of the Fund’s average daily net assets
Gold Fund	0.75% of the Fund’s average daily net assets
Global Balanced Fund	0.75% of the Fund’s average daily net assets
Rising Dividend Fund	0.50% of the Fund’s average daily net assets
Small Cap Opportunity Fund	0.85% of the Fund’s average daily net assets
Smid Cap Fund	0.75% of the Fund’s average daily net assets
Real Assets Fund	0.65% of the Fund’s average daily net assets
High Yield Municipal Fund	0.45% of the Fund’s average daily net assets
Short Duration High Yield Municipal Fund	0.45% of the Fund’s average daily net assets
Core Plus Municipal Fund	0.40% of the Fund’s average daily net assets

48

Approximate management fees the Predecessor Funds paid or owed First Eagle Investment Management, LLC

The following table shows the dollar amount of gross investment management fees incurred by a Predecessor Fund, along with the net amount of fees that were paid after applicable fee waivers or expense reimbursements, if any. The data covers the fiscal years ended October 31, 2025, 2024 and 2023, or the shorter period of operations of the applicable Predecessor Fund.

[ ]

Management Fee Waiver/Expense Reimbursement

[For at least two years following the Reorganizations, Victory Capital has contractually agreed to waive fees and/or reimburse expenses so that the total net annual operating expenses of each Fund and class, subject to the exclusions in the agreement, will not exceed the current contractual expense limitation applicable to the corresponding predecessor shares or, if none, the expense ratio based on those shares' expenses for the most recent fiscal year. Under the agreement, Victory Capital may recoup waived fees and reimbursed expenses for up to three years after the waiver or reimbursement, subject to the lesser of the expense limits in effect when the amount was waived or reimbursed and when it is recouped, after giving effect to recoupment. The agreement may be terminated only by the Board.]

[For the fiscal years ended October 31, 2025, 2024 and 2023 (or the shorter period of operations of the applicable Predecessor Fund), First Eagle Investment Management, LLC waived management fees and/or reimbursed expenses, if any, for the Predecessor Funds in the amount listed in the table below.]

[ ]

[For the fiscal years ended October 31, 2025, 2024 and 2023 (or the shorter period of operations of the applicable Predecessor Fund), First Eagle Investment Management, LLC recouped previously waived management fees and reimbursed expenses, if any, in the amounts listed in the table below.]

[ ]

Compliance Services

[Pursuant to the Agreement to Provide Compliance Services (the “Compliance Agreement”), the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under 1940 Act. The funds in the Victory Fund Complex, in the aggregate, compensate the Adviser for these services.] As of the date of this SAI, the Funds have not paid any fees for these services.

Administrator and Fund Accountant

[Victory Capital will provide internal administrative, accounting, operations, compliance and related services.]

[ ]

Administration fees paid by the Predecessor Funds to First Eagle Investment Management, LLC

[ ]

Shareholder Servicing/Transfer Agent

SS&C GIDS, Inc., 801 Pennsylvania Avenue, Suite 219324, Kansas City, Missouri 64105-1307, will serve as transfer agent.

Under the terms of its contract with the Funds, SS&C GIDS, Inc. services shareholder accounts, and its duties include: (i) processing sales, redemptions and exchanges of shares of the Funds; (ii) distributing dividends and capital gains associated with the Funds’ portfolio; and (iii) maintaining account records and responding to shareholder inquiries.

Custodian and Sub-administrator

JPMorgan Chase Bank, N.A., 4 Chase Metrotech Center, Floor 16, Brooklyn, New York 11245, will serve as custodian. The custodian’s responsibilities include safekeeping and controlling the Funds’ cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds’ investments.

Victory Capital Management Inc. will provide fund accounting and administration, with JPMorgan Chase Bank, N.A., 70 Fargo Street, Boston, Massachusetts 02210, providing sub-accounting and sub-administration services.

Securities Lending

[ ]

49

Distributor

[Victory Capital Services, Inc. (the “Distributor”), located at 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, [serves] as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust dated [ ] (the “Distribution Agreement”). Unless otherwise terminated, the Distribution Agreement will remain in effect with respect to each Fund for two years and will continue thereafter for consecutive one-year terms, provided that the renewal is approved at least annually (1) by the Board or by the vote of a majority of the outstanding shares of each Fund, and (2) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of its assignment, as defined under the 1940 Act.]

Prior to the Reorganization, FEF Distributors, LLC served as distributor to the Predecessor Funds.

PORTFOLIO MANAGERS

This section includes information about the Funds’ portfolio managers, including information concerning other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

Other Accounts

The following table provides historical predecessor-fund information as of October 31, 2025 relating to the other accounts managed by the portfolio managers and their investments in the Funds. Each of these portfolio managers receives significant input and support from a team of investment professionals. Additional information regarding these investment professionals is available on the following pages. [Current other-account counts, assets, performance-fee account information and ownership as of the most recent practicable date before effectiveness are [●].]

Number of
		Number of		Other
		Registered		Pooled
		Investment		Investment Number of
		Companies	Beneficial Ownership	Vehicles	Other
		Managed		Managed	Accounts
		and	of Equity Securities	and	Managed
		Total Assets	in Funds Managed by	Total	and
		for	each Portfolio Manager	Assets for	Total Assets
Portfolio		such	(Not including incentive-plan	such	for such
Manager	Funds Managed	Accounts*	awards)**	Accounts	Accounts
Matthew	Global Fund	6 accounts	Global Fund	Over $1,000,000
McLennan	Overseas Fund	with assets	Overseas Fund	Over $1,000,000
	U.S. Fund	of $86.7	U.S. Fund	Over $1,000,000

billion

9 accounts 36 accounts with assets with assets of $12.8 of $12.8 billion billion

Thomas	Gold Fund	1 account	Gold Fund	$50,001-$100,000	1 account None
Kertsos		with assets			with assets
		of $4.6 billion			of $300
million
Julien	Global Balanced Fund	4 accounts
Albertini	Rising Dividend Fund	with assets
	Global Fund	of $71.7
billion
Global Balanced Fund	Over $1,000,000
Rising Dividend Fund	Over $1,000,000
Global Fund	Over $1,000,000

9 accounts 21 accounts with assets with assets of $13.6 of $10.1 billion billion

Manish	Rising Dividend Fund	4 accounts	Rising Dividend Fund
Gupta	Global Fund	with assets	Global Fund
	U.S. Fund	of $71.7	None
U.S. Fund
billion

None

None

7 accounts 21 accounts with assets with assets of $11.3 of $10.1 billion billion

50

Christian	Rising Dividend Fund	4 accounts	Rising Dividend Fund	None
Heck	Overseas Fund	with assets	Overseas Fund	$100,001-$500,000
of $16.5
billion

2 accounts 15 accounts with assets with assets of $2.4 of $2.1 billion billion

Max	Gold Fund		Gold Fund	Over $1,000,000	1 account	None
Belmont		1 account			with assets
		with assets			of $300
		of $4.6 billion			million

Mark	U.S. Fund	1 account	U.S. Fund	$100,001-$500,000	None	None
Wright		with assets
of $1.6 billion

Idanna	Global Balanced Fund	1 account	Global Balanced Fund	None		None
Appio		with assets			1 account
		of $2.1 billion			with assets
of $1.9
billion
William	Small Cap Opportunity		Small Cap Opportunity Fund Over
A. Hench	Fund	2 accounts	$1,000,000
	Smid Cap Fund	with assets	Smid Cap Fund Over $1,000,000

		of $1.8 billion

3 accounts 1 account with assets with assets of $300 of $1.2 million million

Suzanne	Small Cap Opportunity		Small Cap Opportunity Fund
Franks	Fund	2 accounts	$500,001-$1,000,000
	Smid Cap Fund	with assets	Smid Cap Fund $50,001-$100,000

of $1.8 billion

3 accounts 1 account with assets with assets of $300 of $1.2 million million

Adam	Small Cap Opportunity		Small Cap Opportunity Fund
Mielnik	Fund	2 accounts	$500,001-$1,000,000
with
assets of $1.8
billion

1 account

3 accounts with assets with assets of $1.2 of $300 million million

Benjamin	Real Assets Fund		Real Assets Fund	$500,001-	None	None
Bahr		1 account	$1,000,000
		with assets
		of $9.8
		million

John Masi	Real Assets Fund	1 account	Real Assets Fund	$100,001-$500,000	None	None
		with assets
		of $9.8
		million

51

George	Real Assets Fund		Real Assets Fund	$100,001-$500,000		None
Ross	Global Balanced Fund	2 accounts	Global Balanced Fund None		2 accounts
		with assets			with assets
		of $2.1 billion			of $2.4
billion

David	Real Assets Fund		Real Assets Fund	$100,001-$500,000	None	None
Wang		1 account
with assets
of $9.8
million

John	High Yield Municipal Fund		High Yield Municipal Fund	Over	None	6 accounts
Miller	Short Duration High Yield	2 accounts	$1,000,000			with assets
	Municipal Fund	with assets	Short Duration High Yield Municipal			of $100
			Fund	None
		of $9.4 billion				million

David	Core Plus Municipal Fund	None	Core Plus Municipal Fund	None	None	None
Blair

* The data provided herein includes the Predecessor Funds and the First Eagle Variable Funds, where applicable.

**Beneficial ownership shown in the table does not reflect certain awards to the portfolio managers made under the Adviser’s long-term incentive plan. Those awards are described in a separate table below.

As noted above, this table does not reflect participation by portfolio managers in the long-term incentive plan established by the predecessor adviser. Awards under that plan are notionally allocated among various First Eagle Funds and result, over time, in payments for the benefit of the portfolio managers that are intended to generally replicate the investment performance of the relevant Funds, subject to customary vesting and forfeiture requirements. Notional investment amounts, when combined with the actual investments by a portfolio manager, would be as follows, in each case reflecting actual investments made as of October 31, 2025 and incentive plan notional investments as of October 31, 2025:

Beneficial Ownership
of Equity Securities
in the Funds
Managed by Each
Portfolio Manager
Portfolio Manager		(Including
incentive-plan awards)
Matthew McLennan	Global Fund	Over $1,000,000
	Overseas Fund	Over $1,000,000
	U.S. Fund	Over $1,000,000

Thomas Kertsos	Gold Fund	$500,001-$1,000,000

Julien Albertini	Global Balanced Fund	Over $1,000,000
	Rising Dividend Fund	Over $1,000,000
	Global Fund	Over $1,000,000

Manish Gupta	Rising Dividend Fund	Over $1,000,000
	Global Fund	Over $1,000,000
	U.S. Fund	None

52

Christian Heck	Rising Dividend Fund	Over $1,000,000
	Overseas Fund	Over $1,000,000

Max Belmont	Gold Fund	Over $1,000,000

Mark Wright	U.S. Fund	$100,001-$500,000

Idanna Appio	Global Balanced Fund	$100,001-$500,000

William A. Hench	Small Cap Opportunity Fund	Over $1,000,000
	Smid Cap Fund	Over $1,000,000

Suzanne Franks	Small Cap Opportunity Fund	$500,001-$1,000,000
	Smid Cap Fund	$100,001-$500,000

Adam Mielnik	Small Cap Opportunity Fund	$500,001-$1,000,000

Benjamin Bahr	Real Assets Fund	$500,001-$1,000,000

John Masi	Real Assets Fund	$500,001-$1,000,000

George Ross	Real Assets Fund	$500,001-$1,000,000
	Global Balanced Fund	None

David Wang	Real Assets Fund	$100,001-$500,000

John Miller	High Yield Municipal Fund	Over $1,000,000
	Short Duration High Yield Municipal Fund	None

David Blair	Core Plus Municipal Fund	None

The following table provides information as of October 31, 2025 relating to the other accounts managed by the portfolio managers with respect to which the advisory fee is based on the performance of the account:

	Number of	Number of	Number of
	Registered	Other Pooled	Other
	Investment	Investment	Accounts
	Companies	Vehicles	Managed and
	Managed and	Managed and	Total Assets
	Total Assets for	Total Assets for	for such
Portfolio Manager	such Accounts*	such Accounts	Accounts
Matthew McLennan	None	1 account with assets of $6.2	1 account with
		billion	assets of $100 million

53
Thomas Kertsos	None	None	None

Julien Albertini	None	3 accounts with assets	None
of $10.4 billion

Manish Gupta	None	1 account with assets	None
of $8.0 billion

Christian Heck	None	None	None

Max Belmont	None	None	None

Mark Wright	None	None	None

Idanna Appio	None	1 account with assets	None
of $1.9 billion

William A. Hench	None	None	None

Suzanne Franks	None	None	None

Adam Mielnik	None	None	None

Benjamin Bahr	None	None	None

John Masi	None	None	None

George Ross	None	2 accounts with assets	None
of $2.4 billion

David Wang	None	None	None

John Miller	None	None	None

David Blair	None	None	None

* The data provided herein includes the Predecessor Funds and the First Eagle Variable Funds, where applicable.

Although the portfolio managers listed above may be assisted by a team of professionals, such as Associate Portfolio Managers, research analysts and trading personnel, no other person has final responsibility for Fund investment decisions. In order to provide you with additional information regarding the Adviser, the following table identifies the portfolio managers and the team of investment professionals assisting the Global Value, Small Cap and Municipal Credit teams and provides information regarding their professional backgrounds.

54

Investment Professionals	Principal Occupation(s) During Past 5 Years	Areas of Specialty
Julien Albertini	Mr. Albertini is deputy head of the Global Value	Beverages, healthcare equipment &
	team and portfolio manager of the Global Value,	services, commercial services, and
	Global Equity, Global Balanced Fund and US	diversified industrials
Dividend Equity strategies. He is also a senior
research analyst covering beverages, commercial
services and healthcare. Prior to joining First
Eagle in April 2013, Mr. Albertini worked as a
global equity research analyst for Tiger Veda LP,
a long/short equity hedge fund based in New
York. Previously, he was a research analyst with
Generation Investment Management in London.
Mr. Albertini began his career in 2003 in the
investment banking division of Rothschild & Co
in Paris and subsequently spent four years with
Morgan Stanley in London. He earned a master’s
degree from ESSEC in Paris and an MBA from
Columbia Business School, where he was part of
the Value Investing Program. He is fluent in
French. Mr. Albertini manages Global Fund with
Portfolio Managers Matthew McLennan and
Manish Gupta, manages Global Balanced Fund
with Portfolio Managers Idanna Appio and
George Ross, and manages Rising Dividend
Fund with Portfolio Managers Manish Gupta and
Christian Heck.

Idanna Appio	Ms. Appio joined First Eagle in September 2015.	Sovereign debt and currencies
Prior to joining the firm, Ms. Appio was the
deputy head of the Global Economic Analysis
department at the Federal Reserve Bank of New
York. Prior to the NY Fed, she was a sovereign
analyst at Brown Brothers Harriman. Ms. Appio
received her PhD in economics from the
University of Washington and her undergraduate
degrees in business and international relations
from the Wharton School and the University of
Pennsylvania. Ms. Appio manages Global
Balanced Fund with Portfolio Managers Julien
Albertini and George Ross.

55

Andrew Bahl, CFA	Mr. Bahl joined First Eagle in September 2011
from Dwight Asset Management where he was
an associate credit analyst covering the
Transportation industry. Prior to Dwight, he was
a manager at Protiviti in their financial services
team where he executed operational and
compliance reviews for clients. Mr. Bahl
graduated from Washington and Lee University
with a Bachelor of Science degree in Business
Administration.

Corporate credits for manufacturing, transports, aerospace and defense, gaming, lodging, leisure, metals and mining and chemicals

Benjamin Bahr, CFA	Mr. Bahr joined First Eagle in July 2015. Prior to
joining the firm, Mr. Bahr was at
AllianceBernstein, where he spent four years as a
research analyst covering the telecom and
utilities sectors for the firm’s value strategies.
Previously, he worked as an Investment Banking
analyst at Deutsche Bank Securities in New
York. Mr. Bahr received his BBA degree in
Finance from the University of Notre Dame and
his MBA from Columbia University. Mr. Bahr
manages Real Assets Fund with Portfolio
Managers John Masi, George Ross and David
Wang.

Chemicals, exploration & production, banks, other financials, autos and agricultural commodities

56

Max Belmont, CFA	Mr. Belmont joined First Eagle as a research	Mining (precious metals) and
	analyst covering precious metals in April 2014.	aerospace & defense
He began his career with Tradestar Capital as an
equities trader. After receiving his MSc in 2010,
he joined the private wealth division of Merrill
Lynch in New York, where he spent three years
as a general investment associate covering global
equities. More recently he served as an analyst at
U.S. Trust within the Investment Solutions
Group. Mr. Belmont is a graduate of Nuertingen-
Geislingen University in Germany, where he
earned his MSc in International Finance with
honors. Mr. Belmont manages Gold Fund with
Portfolio Manager Thomas Kertsos. Prior to that,
he was an Associate Portfolio Manager of the
Gold Fund since March 2021.
Andrew Belsky	Mr. Belsky joined the adviser in January 2024.
He is a credit analyst on the Municipal Credit
team. Mr. Belsky is responsible for multi-sector
underwriting, credit monitoring and portfolio
analysis. Previously, Mr. Belsky was a director
on the municipal trading desk at Barclays
Capital, focusing on high yield credit. Before
that, Mr. Belsky held buyside credit roles at
Whitebox Advisors and Rosemawr Management,
and banking, trading, and credit roles at various
dealers. Mr. Belsky earned a BS in public affairs
and a MPA from Indiana University.

57

David Blair	David Blair is head of the Municipal Core SMA
business. Prior to joining First Eagle in January
2025, David was a managing director and
portfolio manager at Nuveen where he managed
municipal separate account portfolios. Since
1996, he has worked at PIMCO and Nuveen,
primarily as a municipal credit analyst and
portfolio manager. David began his career in
1991 as a Certified Public Accountant and
auditor for Arthur Andersen. He earned a BA in
economics from the University of California,
Santa Barbara and an MBA in finance from the
University of Chicago. David holds the Chartered
Financial Analyst designation and is a member of
the CFA Institute and the CFA Society of Orange
County. Mr. Blair manages Core Plus Municipal
Fund.
Frank Francese	Mr. Francese is a senior research analyst on the
Small Cap team. Prior to joining First Eagle in
2022, Mr. Francese spent 14 years focused on
advising businesses executing strategic
turnarounds and transformations. Mr. Francese
has 30-plus years of cross-functional experience
in the financial industry, holding senior positions
in equity research, institutional equity sales and
trading, and expert networks. He began his
financial career as a research analyst at Drexel
Burnham Lambert. Mr. Francese earned a BA in
computer science and math from LeMoyne
College and an MBA in finance and management
from Fordham University.

58

Suzanne Franks	Ms. Franks joined First Eagle in April 2021. Ms.
Franks is an Associate Portfolio Manager of the
Smid Cap Fund and the Small Cap Opportunity
Fund. Prior to joining First Eagle in April 2021,
Ms. Franks was an assistant portfolio manager of
the Small Cap Opportunistic Value strategy at
Royce Investment Partners. Before that she
founded Vivid Research Inc., an independent
research boutique focused on companies facing
opportunistic or event-driven catalysts.
Previously, she was a principal and portfolio
manager at Opportunity Research Group. Ms.
Franks earned a BBA in finance, magna cum
laude, from Texas A&M University and an MBA
from The University of Chicago Booth School of
Business. Ms. Franks manages Small Cap
Opportunity Fund with Portfolio Manager
William A. Hench and Associate Portfolio
Manager Adam Mielnik, and Smid Cap Fund
with William Hench.
Fernando Freijedo	Mr. Freijedo is a sovereign research analyst on
the Global Value team. Prior to joining First
Eagle in April 2022, Mr. Freijedo was a senior
associate analyst in the sovereign risk group at
Moody’s Investor Service monitoring the
creditworthiness of sovereigns and multinational
development banks in Latin America and the
Caribbean. Before that, Mr. Freijedo was a
country analyst for The Economist Intelligence
Unit and an analyst at the Center for Financial
Research at Torcuato Di Tella University in
Buenos Aires. Fernando earned a licentiate
degree in economics from the Catholic
University of Argentina and a graduate degree in
economics from Torcuato Di Tella University.

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Manish Gupta	Mr. Gupta joined First Eagle in October 2009.	Technology, media & telecom,
	Mr. Gupta began his career in the technology	transport & logistics
sector as an intern at Microsoft Corporation, and
spent the following six years as a software
engineer at Cisco Systems. Previously Mr. Gupta
was an equity research analyst at Cantillon
Capital Management, covering technology,
professional and commercial services,
transportation and select industrials. Prior to this,
he interned as a financial services sector analyst
at Fidelity Management and Research. Mr. Gupta
is a graduate of the Institute of Technology BHU
in Varanasi, India and was awarded his MBA
from Columbia Business School. He also has an
MS in computer science from University of
Texas at Austin. Mr. Gupta manages Global
Fund with Portfolio Managers Matthew
McLennan and Julien Albertini, manages Rising
Dividend Fund with Portfolio Managers Julien
Albertini and Christian Heck, and manages U.S.
Fund with Portfolio Managers Matthew
McLennan and Mark Wright.
Christian Heck, CFA	Mr. Heck is deputy head of the Global Value
team and portfolio manager of the International
Value, International Equity and US Equity
Dividend strategies. He is also a senior research
analyst covering gaming, lodging & leisure,
healthcare, industrials, retail and technology.
Prior to joining First Eagle in September 2013,
Mr. Heck was a research analyst at Paradigm
Capital, a value-oriented hedge fund based in
Germany. He also interned with Waterland
Private Equity Investments and the Boston
Consulting Group. Christian earned a BSc in
business from Wright State and an MBA from
Yale School of Management, where he was a
Silver Scholar, and he holds the Chartered
Financial Analyst designation. He is fluent in
German. Mr. Heck manages Overseas Fund with
Portfolio Manager Matthew McLennan, and
manages Rising Dividend Fund with Portfolio
Managers Julien Albertini and Manish Gupta.

Retail, travel & leisure, healthcare equipment & services, industrial machinery

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William A. Hench	Mr. Hench joined First Eagle in April 2021. Mr.
Hench is head of the Small Cap team and lead
portfolio manager of the Smid Cap Fund and the
Small Cap Opportunity Fund. Prior to joining
First Eagle in April 2021, Mr. Hench was
portfolio manager of the Small Cap
Opportunistic Value strategy at Royce
Investment Partners, where he worked for 18
years. Before that, he spent 10 years in the
institutional equity business in Boston and New
York, most recently with JP Morgan. He began
his professional career as a CPA with Coopers
and Lybrand. Mr. Hench earned a bachelor’s
degree from Adelphi University. Mr. Hench
manages Small Cap Opportunity Fund with
Associate Portfolio Managers Suzanne Franks
and Adam Mielnik, and Smid Cap Fund with
Suzanne Franks.
Emily Howard	Ms. Howard joined First Eagle in September	Sovereign debt
2018 as a sovereign research analyst. Prior to
joining the firm, Ms. Howard was a country risk
specialist at the Federal Reserve Bank of New
York, where, over the years, she covered
advanced economies as well as emerging and
frontier markets across Europe, Eurasia, Latin
America, South America and Africa. Ms.
Howard completed her undergraduate studies at
New York University and received her MA in
international economics and foreign affairs from
the Johns Hopkins School of Advanced
International Studies.

61

Adrian Jones	Mr. Jones joined First Eagle as a senior research	Investment grade fixed income
analyst in April 2018. Previously, Mr. Jones was
a senior analyst at King Street Capital
Management, a distressed/value hedge fund.
Prior to that, he was a co-founder of Artemis
Partners, L.P., a portfolio manager at ING
Investment Management, an equity analyst at
Soros Fund Management and an investment
banking analyst at Lazard Frères Co. Mr. Jones
earned his BA in art history at Yale University.
Lina Kabaria, CFA	Ms. Kabaria joined First Eagle in September
2015. Prior to joining the firm, Ms. Kabaria was
a High Yield research analyst for J.P. Morgan
covering the telecommunications and technology
industries. Previously, she was a fixed income
associate in J.P. Morgan Asset Management’s
Private Placement Mortgage Fund group. She
received her Bachelor of Science in Finance and
Computer Science from Rutgers University.

Corporate credits for healthcare, paper and packaging, financials, telecommunications

62

Thomas Kertsos	Mr. Kertsos joined First Eagle in May 2014 as a	Mining (precious metals) and
	senior research analyst covering gold and gold	marine transportation
mining. Prior to joining the firm, Mr. Kertsos
was an associate analyst covering precious
metals and mining in the Global Research Group
of Fidelity Management & Research. He earned
his MSc in Accounting and Finance from the
London School of Economics and Political
Science and his BSc in Economics and Finance
from Athens University of Economics and
Business. Mr. Kertsos manages Gold Fund with
Portfolio Manager Max Belmont. Prior to that, he
was an Associate Portfolio Manager of the Gold
Fund since March 2015.
John Masi, CFA	Mr. Masi joined First Eagle in April 2012. Prior
to joining the firm, Mr. Masi spent two years at
Rudman Capital, a New York-based long/short
equity hedge fund, where he was a generalist
research analyst. Mr. Masi received his BA in
physics from Harvard University and his MBA
from Columbia University. Mr. Masi manages
Real Assets Fund with Portfolio Managers
Benjamin Bahr, George Ross and David Wang.

Utilities, diversified industrials, commercial vehicles & trucks, infrastructure and insurance

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Matthew McLennan, CFA	Mr. McLennan joined First Eagle in September	Co-Head of the First Eagle Global
	2008 as the Head of the Global Value Team after	Value Team
having held various senior positions with
Goldman Sachs Asset Management in London
and New York. While at his predecessor firm for
over fourteen years, Mr. McLennan was Co-
Founder of Goldman Sachs’ Global Equity
Partners where he managed a global equity
portfolio for the firm’s private wealth
management clients as well as a Co-Founder and
Equity Chief Investment Officer of the
Investment Strategy Group for Goldman Sachs’
private client business and a Managing Director
of Goldman Sachs. Mr. McLennan is a graduate
of the University of Queensland. He also serves
on boards of various educational institutions and
nonprofit organizations such as The University of
Queensland in America, Harvard School of
Public Health, Trinity School and The Library of
America. Mr. McLennan manages Global Fund
with Portfolio Managers Manish Gupta and
Julien Albertini, manages Overseas Fund with
Portfolio Manager Christian Heck, and manages
U.S. Fund with Portfolio Managers Mark Wright
and Manish Gupta.

Adam Mielnik, CFA	Mr. Mielnik is an associate portfolio manager on
the Small Cap team. Prior to joining First Eagle
in April 2021, Mr. Mielnik was a senior analyst
for the Small Cap Opportunistic Value strategy at
Royce Investment Partners, where he worked for
seven years. Mr. Mielnik earned a bachelor’s
degree from Fordham University, and he holds
the Chartered Financial Analyst designation.

64

John V. Miller, CFA	Mr. Miller joined First Eagle in January 2024.
Mr. Miller is head and chief investment officer of
the Municipal Credit team and a portfolio
manager of the High Yield Municipal Fund, the
Short Duration High Yield Municipal Fund and
the Core Plus Municipal Fund. Previously, Mr.
Miller was a senior managing director and head
of municipal bonds at Nuveen Asset
Management, where he worked for 27 years. Mr.
Miller earned his bachelor’s degree from Duke
University, his master’s degree from
Northwestern University and his MBA from the
University of Chicago Booth School of Business.
Mr. Miller manages the High Yield Municipal
Fund, the Short Duration High Yield Municipal
Fund and the Core Plus Municipal Fund.
Ben Offen	Mr. Offen joined First Eagle in February 2021.
Currently, Mr. Offen is a research analyst on the
Global Value team with generalist coverage.
Prior to joining First Eagle, he worked as an
investment analyst covering non-US industrials
at Lord Abbett. Mr. Offen earned a BA with
honors from the University of Chicago.

65

George Ross, CFA	Mr. Ross joined First Eagle in 2003 and has
performed a number of roles. Currently, Mr.
Ross is a senior research analyst with
responsibility for metals & mining, midstream
energy & infrastructure, oilfield services &
equipment, packaging and investment grade
credit. Previously, Mr. Ross served as director of
research and portfolio manager for the Adviser’s
Event Driven team. Prior to joining the firm, Mr.
Ross worked for seven years in the technology
sector, ending as a senior engineer for I-Deal
LLC. Mr. Ross earned a BA in political economy
and literature from Tulane University and an
MFA in writing from the University of Iowa. Mr.
Ross manages Real Assets Fund with Portfolio
Managers Benjamin Bahr, John Masi and David
Wang, and manages Global Balanced Fund with
Portfolio Managers Idanna Appio and Julien
Albertini.

Metals & mining, midstream energy & infrastructure, oilfield services & equipment, packaging and investment grade credit

Mark Salamone	Mark Salamone is a trader for the Small Cap and
Global Value teams, and a trader/analyst for the
Smid Cap Fund. Prior to joining First Eagle in
October 2021, he spent 19 years at Royce
Investment Partners as director of technical
analysis and a trader. Before that, Mr. Salamone
held a role in broker-dealer services at The
Rushmore Fund. He started his career as a
personal financial advisor at Ameriprise
Financial. Mr. Salamone earned a BA in
government and political science from the
University of Maryland and holds the Chartered
Market Technician designation.

66

Connor Sheehy	Mr. Sheehy joined First Eagle in 2022 and is a
research analyst on the Small Cap team. Mr.
Sheehy earned a BS in business from the Stern
School of Business at New York University.
While at New York University, Mr. Sheehy held
internships at Neuberger Berman, Credit Capital
Investments and Corning Incorporated.

John Suh

Mr. Suh joined First Eagle in February 2024. He is a credit analyst on the Municipal Credit team. Mr. Suh is responsible for multi-sector underwriting, credit monitoring and portfolio analysis. Previously, Mr. Suh was a dual trader/analyst on the high yield desk in JPMorgan’s public finance division, focused primarily on tobacco bonds. Before that, Mr. Suh held similar public finance positions at Barclays Capital and Bear Stearns. Mr. Suh earned a BS in mathematics from Hanyang University, a MS in mathematics from the University of Illinois at Urbana-Champaign and a MS in computational finance from Carnegie Mellon University’s Tepper School of Business. He also served as a sergeant in the Republic of Korea Army.

67

Neil Valecha	Mr. Valecha joined First Eagle in April 2021.
Currently, Mr. Valecha is a research analyst on
the Global Value team with generalist coverage.
Prior to joining First Eagle, he worked as a senior
associate covering energy at Dodge & Cox and
previously served as a macroeconomic research
assistant while studying at the University of
Michigan. Mr. Valecha earned a BA from the
University of Pennsylvania.
David Wang, CFA	Mr. Wang joined First Eagle in January 2017. He
previously spent five years as a research
associate covering energy, industrials and
healthcare services at Dodge & Cox in San
Francisco. He received his undergraduate degrees
from the University of Pennsylvania in
Economics and Electrical Engineering and his
MBA from Harvard University. Mr. Wang
manages Real Assets Fund with Portfolio
Managers Benjamin Bahr, John Masi and George
Ross.

Building materials and building products, real estate, healthcare and holding companies, brokers and exchanges, and food

68
Mark Wright, CFA	Mr. Wright joined First Eagle in July 2007.
Previously, Mr. Wright was a Senior Analyst for
Investment Banking at Dresner Capital
Resources and, subsequently, spent 11 years at
Morningstar as a Senior Analyst, Finance
Consultant and Director of Tools & Portfolio
Content. He is a graduate of the University of
Chicago and the Sloan School of Management at
MIT. Mr. Wright manages U.S. Fund with
Portfolio Managers Matthew McLennan and
Manish Gupta.

Banks, credit cards & payments and other financials, and tobacco

Melody Zhang	Ms. Zhang is a research analyst on the Global
Value team with generalist coverage. Ms. Zhang
joined First Eagle in June 2022. A recipient of
the First Eagle Investments Foundation
Scholarship, Ms. Zhang previously served as an
intern on the Global Value team while
completing her MBA studies at Columbia
Business School, where she was part of the Value
Investing Program. Before that, she held multiple
financial analyst positions at Canadian Tire and
was a summer analyst at RBC Capital Markets.
In addition to her MBA from Columbia, Ms.
Zhang earned a bachelor of commerce from
Smith School of Business, Queen’s University.

Portfolio Manager Compensation

[The Adviser has designed the structure of its portfolio managers’ compensation to (1) align portfolio managers’ interests with those of the Adviser’s clients with an emphasis on long-term, risk-adjusted investment performance, (2) help the Adviser attract and retain high- quality investment professionals, and (3) contribute to the Adviser’s overall financial success. Each of the portfolio managers receives a base salary plus an annual incentive bonus for managing a Fund, separate accounts, other investment companies, other pooled

69

investment vehicles and other accounts (including any accounts for which the Adviser receives a performance fee) (together, “Accounts”). A portfolio manager’s base salary is dependent on the manager’s level of experience and expertise. The Adviser monitors each manager’s base salary relative to salaries paid for similar positions with peer firms by reviewing data provided by various independent third-party consultants that specialize in competitive salary information. Such data, however, is not considered to be a definitive benchmark.

Each of the Adviser’s investment franchises may earn incentive compensation based on a percentage of the Adviser’s revenue attributable to fees paid by Accounts managed by the team. The chief investment officer or a senior member of each team, in coordination with the Adviser, determines the allocation of the incentive compensation earned by the team among the team’s portfolio managers by establishing a “target” incentive for each portfolio manager based on the manager’s level of experience and expertise in the manager’s investment style. Individual performance is based on objectives established annually using performance metrics such as portfolio structure and positioning, research, stock selection, asset growth, client retention, presentation skills, marketing to prospective clients and contribution to the Adviser’s philosophy and values, such as leadership, risk management and teamwork. The annual incentive bonus also factors in individual investment performance of each portfolio manager’s portfolio or Fund relative to a selected peer group(s). The overall performance results for a manager are based on the composite performance of all Accounts managed by that manager on a combination of one-, three-, and five-year rolling performance periods as compared to the performance information of a peer group of similarly managed competitors.

The Adviser’s portfolio managers may participate in the equity ownership plan of the Adviser’s parent company. There is an ongoing annual equity pool granted to certain employees based on their contribution to the firm. Eligibility for participation in these incentive programs depends on the manager’s performance and seniority.]

Conflicts of Interest

The Adviser’s portfolio managers are often responsible for managing one or more Funds as well as other accounts, such as separate accounts, and other pooled investment vehicles, such as collective trust funds or unregistered hedge funds. A portfolio manager may manage other accounts which have materially higher fee arrangements than a Fund and may, in the future, manage other accounts which have a performance-based fee. A portfolio manager also may make personal investments in accounts he or she manages or supports. The side-by-side management of the Funds along with other accounts may raise potential conflicts of interest by incenting a portfolio manager to direct a disproportionate amount of: (1) their attention; (2) limited investment opportunities, such as less-liquid securities or initial public offering; and/or (3) desirable trade allocations, to such other accounts. In addition, certain trading practices, such as cross- trading between Funds or between a Fund and another account, raise conflict of interest issues. The Adviser has adopted numerous compliance policies and procedures, including a Code of Ethics, and brokerage and trade allocation policies and procedures, which seek to address the conflicts associated with managing multiple accounts for multiple clients. In addition, the Adviser has a designated Chief Compliance Officer (selected in accordance with the federal securities laws) and compliance staff whose activities are focused on monitoring the activities of the Adviser’s investment franchises and employees in order to detect and address potential and actual conflicts of interest. However, there can be no assurance that the Adviser’s compliance program will achieve its intended result.

DISTRIBUTION AND SERVICE PLANS

[Each Fund pays the Distributor a Rule 12b-1 fee to cover expenses incurred by the Distributor for providing shareholder liaison services, including assistance with subscriptions, redemptions and other shareholder questions on Class A shares at the annual rate of up to 0.25% of the average daily net assets of each Fund’s outstanding Class A shares. Each applicable Fund pays the Distributor Rule 12b-1 distribution and service fees on Class C shares at the combined annual rate of up to 1.00% of the average daily net assets of each Fund’s outstanding Class C shares. These payments (other than service fees), which generally are made on a monthly basis, also may be used to cover expenses incurred by the Distributor for providing sales and promotional activities under the Funds’ Rule 12b- 1 Plan, including the printing and distribution of sales literature and prospectuses sent to prospective investors. Authorized dealers to whom substantially the entire sales charge is reallowed may be deemed to be underwriters, according to the definition under the 1933 Act. Pursuant to the Distribution and Services Agreements between the Distributor and the Trust, the Funds agree to indemnify the Distributor against certain liabilities under the 1933 Act. Any distribution-related (Rule 12b-1) fee may be used in whole or in part to finance distribution activities, including sales compensation, and/or shareholder account liaison and servicing activities.]

The Funds’ Rule 12b-1 Plan is a compensation plan, which means that the Funds pay the Distributor for distributor services based on the net assets of the covered shares. The Distributor pays financial services firms’ fees for distributing the applicable shares. The Class Y shares and Class R6 shares of the Funds do not participate in the Plan.

Under the Rule 12b-1 Plan, for the fiscal year ended [ ], 2026, the Distributor paid $[ ] to financial services firms as fees for distribution of Fund shares, $[ ] for compensation and overhead for internal marketing personnel, $[ ] for payments to marketing consultants and for other professional services, and $[ ] miscellaneous distribution-related costs. These payments aggregated $[ ], of which $[ ] was paid by the Distributor from amounts received by it under the Funds’ Rule 12b-1 Plan distribution fee (which amounts

70

included $[ ] retained by the Distributor under that Plan as fees for its own distribution activities on behalf of the Funds). The remainder of that aggregate amount was paid by the Distributor from its own assets. For the fiscal years ended [ ], 2025 and [ ], 2024, the Distributor received $[ ] and $[ ], respectively, under the Funds’ Rule 12b-1 Plan distribution fee which amounted to $[ ] and $[ ] retained by the Distributor, respectively. For the fiscal years ended [ ], 2026, [ ], 2025, [ ], 2024, the Distributor received $[ ], $[ ], and $[ ], respectively, under the Funds’ Rule 12b-1 Plan service fee.

For the fiscal year ended [ ], 2026, the Distributor received $[ ] in net underwriting discounts and commissions, $[ ] in compensation on redemptions and repurchases and $[ ] in other compensation from the Funds.

A Fund may enter into arrangements with financial intermediaries to provide sub-transfer agent services and other related services (e.g., client statements, tax reporting, order-processing and client relations) that otherwise could be handled by the Fund’s transfer agent, SS&C GIDS, Inc. As a result, these third parties may charge fees (sometimes called “sub-transfer agency fees”) to the Fund for these services so long as such compensation does not exceed certain limits set from time to time by the Board of Trustees in consultation with management. A Fund may compensate the institution rendering such services on a per-account basis, as an asset- based fee, based on transaction fees or other charges, or on a cost reimbursement basis, or in some cases, a combination of these inputs. The aggregate amount of sub-transfer agency fees may be substantial and may exceed the actual costs incurred in engaging in these services. Accordingly, financial intermediaries may realize a profit in connection with such services. (The Adviser, the Distributor or an affiliate may make additional payments to intermediaries for these and other services, and their payments may be based on the same or other methods of calculation. See “Payments to Financial Intermediaries—Revenue Sharing” above.) Sub- transfer agency fees can comprise a substantial portion of the Funds’ ongoing expenses (except in the case of Class R6 shares, where such fees are not paid). While the Adviser and the Distributor consider these sub-transfer agency fees to be payments for services rendered, they represent an additional business relationship between these sub-transfer agents and the Funds that often results, at least in part, from past or present sales of Fund shares by the sub-transfer agents or their affiliates. While sub-transfer agency fees and service levels are set in the market, there generally is limited comparative information available about them. The Funds and the Adviser also face certain conflicts of interest when considering these relationships in that the counterparty is both a prospective service provider and, typically, a distribution partner. The Adviser’s practice of paying sub-transfer agency fees above agreed limits as revenue sharing (as discussed above) also creates conflicts of interest for the parties when considering sub-transfer agency relationships, and that is so both generally and in terms of the allocation of those fees between the Funds and the Adviser.

[For the 12-month period ended October 31, 2025, total sub-transfer agency payments of this nature made by the Predecessor Funds were $[●].] The acquiring Funds have not commenced operations.

Additional payments relating to sub-transfer agency services may be paid by the Distributor, the Adviser or an affiliate out of its or their own resources which is sometimes considered a form of “revenue sharing” (as further discussed below). [Additional historical sub-transfer agency payments by the predecessor distributor, predecessor adviser or their affiliates, and the applicable reporting period: [●].]

CODE OF ETHICS

The Trust and the Adviser each have adopted a Code of Ethics in accordance with Rule 17j-1 under the 1940 Act. The Adviser’s Code of Ethics applies to all of the Adviser’s directors and officers and employees with investment advisory duties (“Access Personnel”) and all of the Adviser’s directors, officers and employees (“Supervised Personnel”). Each Code of Ethics provides that Access Personnel must refrain from certain trading practices. Each Code also requires all Access Personnel (and, in the Adviser Code, all Supervised Personnel) to report certain personal investment activities, including, but not limited to, purchases or sales of securities that may be purchased or held by a Fund. Violations of any Code of Ethics can result in penalties, suspension, or termination of employment.

PROXY VOTING POLICIES AND PROCEDURES

In accordance with the 1940 Act, the Trust [has adopted] policies and procedures for voting proxies related to equity securities held by the Funds (the “Proxy Voting Policy”). The Trust’s Proxy Voting Policy is designed to: (i) ensure that proxies are voted in the best interests of shareholders of the Funds with a view toward maximizing the value of their investments; (ii) address conflicts of interests between these shareholders, on the one hand, and affiliates of the Fund, the Adviser or the Distributor, on the other, that may arise regarding the voting of proxies; and (iii) provide for the disclosure of the Funds’ proxy voting records and the Proxy Voting Policy.

[The Proxy Voting Policy delegates to the Adviser the obligation to vote the Funds’ proxies in the best interests of the Funds and their shareholders, subject to oversight by the Board.]

[The First Eagle proxy voting policies and procedures expected to apply to the Funds are summarized in Appendix B.]

The Funds’ Proxy Voting Policy provides that the Funds, in accordance with SEC rules, annually will disclose on Form N-PX the Funds’

71

proxy voting record. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is updated each year by August 31st and is available without charge, upon request, by calling toll free [] or by accessing the SEC’s website at sec.gov.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Adviser is responsible for decisions to buy and sell securities, futures and options on securities, on indices and on futures for the Funds, the selection of brokers, dealers and futures commission merchants to effect those transactions and the negotiations of brokerage commissions, if any. Broker-dealers and futures commission merchants may receive brokerage commissions on Fund portfolio transactions, including options and the purchase and sale of underlying securities or futures positions upon the exercise of options. Orders may be directed to any broker or futures commission merchant to the extent and in the manner permitted by applicable law.

Substantially all brokers through whom the Adviser executes orders provide proprietary research on general economic trends or particular issuers. Selected brokers provide third-party research and brokerage services, that is, services obtained by the broker from a third party that the broker then provides to the Adviser. The Adviser may obtain quotes and other market data information in this manner. Many brokers also invite investment personnel of the Adviser to attend investment conferences sponsored by such brokers.

Brokerage commissions generally are negotiated in the case of U.S. securities transactions, but in the case of foreign securities transactions may be fixed and may be higher than prevailing U.S. rates. Commission rates are established pursuant to negotiations with the executing parties based on the quantity and quality of the execution services.

The Adviser may utilize certain electronic communication networks (“ECNs”) in executing transactions for certain types of securities. These ECNs may charge fees for their services, including access fees and transaction fees. The transaction fees, which are similar to commissions or markups/markdowns, will generally be charged to clients and, like commissions and markups/markdowns, would generally be included in the cost of the securities purchased.

In addition, services may be acquired or received either directly from executing broker-dealers, or indirectly through other broker- dealers in step-out transactions or similar arrangements. A “step-out” is an arrangement by which an investment manager executes a trade through one broker-dealer but instructs that entity to step-out all or a portion of the trade to another broker-dealer. This second broker-dealer will clear, settle, and receive commissions for, the stepped-out portion.

Equity securities traded in over-the-counter markets, bonds, including convertible bonds, and loans are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriters, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments and U.S. government agency securities may be purchased directly from the issuer, in which case no commissions or discounts are paid.

In placing orders for portfolio securities or futures, the Adviser seeks to obtain best execution or the most favorable execution under the circumstances and in accordance with appliable law. Within this framework, the Adviser will consider the research and investment services provided by brokers, dealers or futures commission merchants who effect transactions for a Fund or who are parties to portfolio transactions with a Fund, the Adviser or the Adviser’s other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include, but are not limited to, statistical and economic data research reports on particular companies and industries, and meetings with corporate executives (sometimes referred to as “corporate access”).

Brokers, dealers or futures commission merchants furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are generally significantly smaller than a Fund’s, and the services furnished by such brokers, dealers or futures commission merchants may be used by the Adviser in providing investment management for a Fund. Commission rates are based on the quality and quantity of execution services provided by the executing party and reflect generally prevailing rates. In addition, the Adviser is authorized to pay higher commissions on brokerage transactions for the Fund to brokers in order to secure the research and investment services described above (sometimes referred to as “paying up”) in accordance with applicable law. The use of commissions on brokerage transactions paid by the Funds and other investment accounts to pay for research and the investment services described above is sometimes referred to as “soft dollars” and is subject to review by the Board of Trustees from time to time as to the extent and continuation of this practice. When using soft dollars, the Adviser need not solicit competitive bids and does not have an obligation to seek the lowest available commission cost. It is not the Adviser’s practice to negotiate “execution only” commission rates, thus a Fund may be deemed to be paying for research, brokerage or other services provided by the broker that are included in the commission rate.

Section 28(e) of the Securities Exchange Act of 1934, as amended, is a “safe harbor” that permits an investment adviser to use commissions or “soft dollars” to obtain research and brokerage services that provide lawful and appropriate assistance in the investment decision-making process. The use of commissions to obtain such other services would be outside the parameters of Section 28(e). Since Section 28(e) generally relates only to the use of commissions on equity transactions, the use of commissions or other transaction costs paid on transactions in instruments other than equity securities typically would also be outside the parameters of Section 28(e).

The payment for eligible services under Section 28(e) by the Funds through soft dollars using Fund assets benefits the Adviser because the Adviser does not need to produce or pay for such research services, and as a result, the receipt of research in exchange for soft dollars may create a conflict of interest. Research or other services obtained in this manner may be used in servicing any or all of the Funds and other investment accounts, including in connection with accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other investment accounts relative to

72

the Funds based on the amount of brokerage commissions paid by the Funds and such other accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that account. In addition, other investment accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Funds and to such other investment accounts. Certain clients, including the Funds, could bear more of the cost of soft dollar arrangements than other investment accounts. Moreover, the Adviser may be incentivized to select or recommend a broker-dealer based on the Adviser’s interest in receiving research services, among the other factors that the Adviser considers, consistent with best execution.

In some instances, the Adviser may receive a product or service that may be used only partially for functions within Section 28(e) (e.g., an order management system, trade analytical software or proxy services). In such instances, the Adviser will make a good faith effort to determine the relative proportion of the product or service used to assist the Adviser in carrying out its investment decision-making responsibilities and the relative proportion used for administrative or other purposes outside Section 28(e). The proportion of the product or service attributable to assisting the Adviser in carrying out its investment decision-making responsibilities will be paid through brokerage commissions generated by Fund transactions and the proportion attributable to administrative or other purposes outside Section 28(e) will be paid for by the Adviser from its own resources.

Research and brokerage services obtained by the use of commissions arising from a Fund’s portfolio transactions may be used by the Adviser in its other investment activities and thus, a Fund may not necessarily, in any particular instance, be the direct or indirect beneficiary of the research or brokerage services provided.

Independent third-party research is a component of the Funds’ investment selection process and is generally paid for via brokerage commissions that bundle research costs either directly with the trade execution clearing and/or settlement services provided by a particular broker/dealer, or through step-out transactions with other broker-dealers. The Adviser’s receipt of research on this basis benefits it because the Adviser does not need to produce or pay for such research services, and as a result, the receipt of research in exchange for soft dollars creates a conflict of interest. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing and settlement services provided by the broker-dealer and will not be paid by the Adviser. The Adviser may also receive research that is either paid for directly by the Adviser (sometimes referred to as “hard dollar” arrangements ) or obtained utilizing soft dollars through a commission sharing arrangement (“CSA”). The Adviser has entered into CSAs under which the Adviser may execute transactions through, and obtain research from, a broker-dealer. Under a CSA, the Adviser may request that the broker-dealer allocate a portion of the commissions to another firm that provides research to the Adviser. To the extent that the Adviser continues to engage in CSAs, many of the same conflicts related to traditional soft dollar arrangements exist.

Although the Adviser will make a good faith determination that the amount of commissions paid is reasonable in light of the products or services provided by a broker, commission rates are generally negotiable and thus, selecting brokers on the basis of considerations that are not limited to the applicable commission rates will generally result in higher transaction costs than would otherwise be obtainable. The receipt of such products or services and the determination of the appropriate allocation in the case of “mixed use” products or services create a conflict of interest between the Adviser and a Fund.

In purchasing and selling debt instruments, the Adviser ordinarily places transactions with a broker-dealer acting as principal for the instruments on a net basis, with no brokerage commission being paid directly by the client (although the price may include undisclosed compensation, markups and markdowns) and may involve the designation of selling concessions. Debt instruments also may be purchased from underwriters at prices which include underwriting fees. Any transactions placed through broker-dealers as principals reflect the spread between the bid and ask prices. Funds that invest exclusively or primarily in debt instruments may nonetheless benefit from research and services received through the use of commissions generated by Funds investing in equity securities.

A Fund may, from time to time and to the extent permitted by applicable law, sell or purchase securities to or from companies or persons who are considered to be affiliated with that Fund solely because they are investment advisory clients of the Adviser or an affiliate. Such transactions will be effected for cash consideration, at the current market price of the particular securities, and no brokerage commissions or fees other than customary transfer fees shall be paid in connection with any such transactions. Additionally, all such transactions will be consistent with procedures adopted by the Board of Trustees.

The acquiring Funds have not commenced investment operations and have paid no brokerage commissions. Historical brokerage information for the Predecessor Funds relates to the fiscal years ended October 31, 2025, 2024 and 2023 (or the shorter period of operations of the applicable Predecessor Fund). [Total brokerage commissions and transaction amounts by predecessor and applicable period: [●]. Commissions or options clearing charges paid to an affiliate or related party of the predecessor adviser: [●]. Commissions paid to firms providing research, statistical or other services during the latest applicable period, and the related transaction amounts: [●].]

Affiliated Brokerage

[ ]

Allocation of Brokerage in Connection with Research Services

[ ]

Securities of Regular Broker-Dealers [ ]

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The Board periodically reviews the Adviser’s performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Funds.

Portfolio Turnover

Each Fund may sell a portfolio investment soon after its acquisition if the Adviser believes that such a disposition is consistent with attaining the investment objective of the Fund. The Funds’ portfolio turnover rates stated in the Prospectuses are calculated by dividing the lesser of each Fund’s purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities, at the time of acquisition, were one year or less. Portfolio turnover is calculated on the basis of a Fund as a whole without distinguishing between the classes of shares issued.

The turnover rate for a Fund will vary from year-to-year, and, depending on market conditions, could be greater in periods of unusual market movement and volatility. Transaction costs associated with turnover are borne directly by the Fund and, ultimately, by its shareholders. A high rate of portfolio turnover (generally, over 100% annually) generally will involve correspondingly greater transaction costs. High portfolio turnover may result in the realization of substantial net capital gains. To the extent short-term capital gains are realized, distributions attributable to such gains will be ordinary income for federal income tax purposes.

The following table shows historical portfolio turnover of the Predecessor Funds. The acquiring Funds have not commenced investment operations. [Prior fiscal-year turnover rates, to the extent the relevant Predecessor Fund was operating during that period: [●].]

Predecessor Fund	Fiscal year or period	Portfolio turnover
First Eagle Core Plus Municipal Fund	Period ended April 30, 2026	[●]
First Eagle Global Balanced Fund	fiscal year ended October 31, 2025	12.45%
First Eagle Global Fund	fiscal year ended October 31, 2025	15.99%
First Eagle Global Real Assets Fund	fiscal year ended October 31, 2025	38.78%
First Eagle Gold Fund	fiscal year ended October 31, 2025	15.34%
First Eagle High Yield Municipal Fund	fiscal year ended October 31, 2025	82.00%
First Eagle Overseas Fund	fiscal year ended October 31, 2025	12.34%
First Eagle Rising Dividend Fund	fiscal year ended October 31, 2025	12.52%
First Eagle Short Duration High Yield Municipal	fiscal year ended October 31, 2025	114.60%
Fund
First Eagle Small Cap Opportunity Fund	fiscal year ended October 31, 2025	47.31%
First Eagle U.S. Fund	fiscal year ended October 31, 2025	16.89%
First Eagle U.S. Smid Cap Opportunity Fund	fiscal year ended October 31, 2025	66.26%

DIVIDENDS, CAPITAL GAINS AND DISTRIBUTIONS

The Funds distribute substantially all of their net investment income and net capital gains, if any, to shareholders within each calendar year as well as on a fiscal year basis to the extent required for the Funds to qualify for favorable federal tax treatment. The Funds ordinarily declare and pay dividends separately for each class of shares, from their net investment income. [Global Balanced Fund, High Yield Municipal Fund, Short Duration High Yield Municipal Fund and Core Plus Municipal Fund ordinarily pay dividends from net investment income monthly; Rising Dividend Fund ordinarily pays them quarterly; the other Funds ordinarily pay them annually. Each Fund ordinarily distributes net realized capital gains annually. Each Fund may make additional distributions, if necessary, to comply with U.S. federal tax requirements and avoid U.S. federal income or excise tax.]

The amount of a class’s distributions may vary from time to time depending on market conditions, the composition of a Fund’s portfolio and expenses borne by a Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends attributable to a particular class will differ due to differences in distribution expenses and other class-specific expenses.

TAXES

The following information supplements and supersedes such discussion in the Funds’ Prospectus titled “Information on Dividends, Distributions and Taxes.” The following is a summary of certain material U.S. federal income tax considerations relating to each Fund’s qualification as a “regulated investment company” (a “RIC”) and the acquisition, ownership and disposition of shares of a Fund. This summary is based upon the Code, regulations promulgated by the U.S. Treasury Department, current administrative interpretations and practices of the Internal Revenue Service (“IRS”) (including administrative interpretations and practices expressed in private letter rulings which are binding on the IRS only with respect to the particular taxpayers who requested and received those rulings) and judicial decisions, all as currently in effect and all of which are subject to differing interpretations or to change, possibly with retroactive effect.

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This summary does not address any proposals to modify such tax laws. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of the tax considerations described below. No advance ruling has been or will be sought from the IRS regarding any matter discussed in this summary. Except as otherwise discussed below, this summary does not discuss the impact that U.S. state and local taxes and taxes imposed by non-U.S. jurisdictions could have on the matters discussed in this summary. This summary is for general information only, and does not purport to discuss all aspects of U.S. federal income taxation that may be important to a particular shareholder in light of its investment or tax circumstances or to shareholders subject to special tax rules, such as U.S. expatriates; persons who mark-to-market Fund shares; subchapter S corporations; U.S. shareholders whose functional currency is not the U.S. dollar; financial institutions; insurance companies; broker-dealers; RICs; REITs; trusts and estates; persons holding Fund shares as part of a “straddle,” “hedge,” “conversion transaction,” “synthetic security” or other integrated investment; persons subject to the alternative minimum tax; persons holding their Fund shares through a partnership or similar pass-through entity; tax-exempt organizations (except as otherwise discussed below); investors in tax deferred accounts such as a 401(k) plan or an individual retirement account (“IRA”); persons subject to special tax rules as a result of being treated as receiving any “excess inclusion income” from a Fund (except as otherwise discussed below); shareholders subject to special tax accounting rules as a result of their use of “applicable financial statements” (within the meaning of Section 451(b)(3) of the Code; and foreign shareholders (except as otherwise discussed below). Unless otherwise noted, this discussion applies only to U.S. shareholders that hold shares as capital assets, which generally means as property held for investment. A U.S. shareholder is an individual who is a citizen or resident of the United States; a U.S. corporation (including an entity treated as a corporation); a trust if it (i) is subject to the primary supervision of a court in the United States and one or more U.S. persons have the authority to control all substantial decisions of the trust or (ii) has made a valid election to be treated as a U.S. person; or any estate the income of which is subject to U.S. federal income tax regardless of its source. Current and prospective shareholders are urged to consult their own tax advisors with respect to the specific U.S. federal, state, local and non-U.S. tax consequences of investing in the Fund.

Each Fund has elected and intends to qualify annually as a RIC under Subchapter M of the Code. In order to qualify as a RIC for a taxable year, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, net income derived from interests in qualified publicly traded partnerships (“qualified PTPs”), gains from the sale or other disposition of stock, securities or foreign currencies, or other income (such as gains from options, futures or forward contracts) derived with respect to the business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. government securities, securities of other RICs and other securities, with such other securities of any one issuer qualifying only if the Fund’s investment is limited to an amount not greater than 5% of the value of the Fund’s assets and not more than 10% of the voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or securities of other RICs) or of two or more issuers which the Fund controls and which are determined, under Treasury regulations, to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more qualified PTPs; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends and interest net of expenses and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its tax-exempt interest income (net of certain costs allocable to such income) for the year.

Each Fund may invest in certain assets, such as gold bullion, that do not constitute “securities” for purposes of the RIC qualification tests referred to in the previous paragraph and other assets, including various derivative and structured investment products the status of which as “securities” for such purposes may not be fully settled. Subject to the savings provisions described below, if a sufficient portion of a Fund’s assets were not stock or such securities or if a sufficient portion of a Fund’s gross income were not derived from stock or such securities for any taxable year, that Fund may fail to qualify as a RIC for such taxable year.

If a Fund fails to qualify for taxation as a RIC for any taxable year, the Fund’s income will be taxed at the Fund level at the regular corporate rate and the tax consequences to shareholders would be different from those described in this section (for example, all distributions to shareholders generally would be taxed as ordinary income, even if those distributions are derived from tax-exempt interest or capital gains realized by the Fund). In addition, in order to requalify for taxation as a RIC that is accorded special tax treatment, such Fund may be required to recognize unrealized gains, incur substantial taxes on such unrealized gains, and make certain substantial distributions. Each Fund has elected and intends to qualify annually as a RIC under the Code.

If a Fund were otherwise to fail to satisfy the gross income test for a taxable year, it would nevertheless be considered to satisfy such test if its failure to satisfy the gross income test were due to reasonable cause and not willful neglect and if it were to satisfy certain procedural requirements. A Fund would be subject to an excise tax if it were to rely on this savings provision in order to meet the gross income test.

In addition, if a Fund were otherwise to fail to satisfy the asset diversification test, it would nevertheless be considered to satisfy such test if either (a) the failure to satisfy the asset test were de minimis and the Fund were to satisfy the asset test within a prescribed time period or (b) the Fund’s failure to satisfy the asset diversification test were due to reasonable cause and not willful neglect, the Fund were to satisfy the test within a prescribed time period and the Fund were to satisfy certain procedural requirements. A Fund’s failure to

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satisfy the asset diversification test would be considered de minimis if it were due to the Fund’s ownership of assets the total value of which did not exceed the lesser of $10 million and 1 percent of the total value of the Fund’s assets at the end of the fiscal quarter in which the test was being applied. A Fund would be subject to an excise tax if it were to rely on the savings provision described in (b) of this paragraph in order to meet the asset diversification test.

As a RIC, each Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it currently distributes to shareholders. Each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains, in addition to distributing to its shareholders substantially all of its net tax-exempt interest income, if any.

For purposes of determining the amount of dividends that a Fund has distributed to its shareholders for a taxable year, each Fund may elect to treat certain dividend distributions paid in the following taxable year as having been paid in the earlier taxable year.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a non-deductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute during each calendar year an amount equal to or exceeding the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year,

(2)at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending on October 31 of the calendar year, and (3) 100% of any ordinary income and capital gains for the preceding year that were not distributed during that year. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

Finally, any foreign currency transactions that are not directly related to a Fund’s investments in securities (possibly including, but not limited to, speculative currency positions or currency derivatives not used for hedging purposes) could, under future administrative guidance issued by the IRS, produce income not among the types of “qualifying income” from which the Fund must derive at least 90 percent of its annual gross income.

Net capital loss carryforwards of a Fund may be applied against any net realized capital gains in each succeeding year, until they have been reduced to zero. In the event that the Fund were to experience an ownership change as defined under the Code, the loss carryforwards and other favorable tax attributes of the Fund, if any, may be subject to limitation.

Each of the Global Fund, Overseas Fund, U.S. Fund, Global Balanced Fund, Gold Fund and Real Assets Fund invests in certain precious metals and related contracts through a wholly-owned subsidiary (each, a “Cayman Subsidiary”). These Cayman Subsidiaries are First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Cayman Fund, Ltd., First Eagle Global Income Builder Cayman Fund, Ltd., First Eagle Gold Cayman Fund, Ltd. and First Eagle Global Real Assets Cayman Fund, Ltd. Each of the Global Fund, Overseas Fund, U.S. Fund, Global Balanced Fund, Gold Fund and Real Assets Fund is a “United States shareholder” with respect to such subsidiary, and the subsidiary is a “controlled foreign corporation” under the Code. As such, each of the Global Fund, Overseas Fund, U.S. Fund, Global Balanced Fund, Gold Fund and Real Assets Fund is required to include in gross income for U.S. federal income tax purposes all of the applicable Cayman Subsidiary’s “subpart F income,” including net gains from commodities, such as gold bullion, whether or not such income is distributed by the applicable Cayman Subsidiary. If a net loss is realized by a Cayman Subsidiary, such loss is not generally available to offset income earned by the applicable Fund.

As noted above, to qualify as a RIC, a Fund must derive at least 90% of its gross income each taxable year from certain specified sources. Income from direct investments in commodities and certain related instruments generally do not constitute qualifying income for purposes of such annual 90% gross income test. The IRS has issued a number of private letter rulings to RICs concluding that “subpart F income” from an investment in a wholly-owned foreign subsidiary that invests in commodities and related commodity-linked derivatives constitutes qualifying income, but each of these private letter rulings applies only to the taxpayer that received it and may not be used or cited as precedent. Certain of the Predecessor Funds have obtained a similar ruling from the IRS. However, the IRS has since suspended the issuance of such rulings and has been reviewing its policy in this area, preventing any Fund from requesting and receiving a similar ruling. It is possible that, as a consequence of its review of this area, the IRS will reverse its prior position and publish guidance under which it will take the position that “subpart F income” from a Cayman Subsidiary is not qualifying income for purposes of the annual 90% gross income test. In such a case, Global Fund, Overseas Fund, U.S. Fund, Global Balanced Fund, Gold Fund or Real Assets Fund could fail to qualify as a RIC, could be limited in its ability to implement its current investment strategies and may need to significantly change its investment strategies, which could adversely affect the applicable Fund. A Fund also may incur transaction and other costs to comply with any new or additional guidance from the IRS.

Different tax treatment is accorded to investors in tax deferred accounts such as a 401(k) plan or an IRA, including a penalty on pre- retirement distributions that are not properly rolled over to other IRAs. Investors in tax deferred accounts should consult their tax advisers for more information.

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Dividends paid out of a Fund’s investment company taxable income generally will be taxable to a U.S. shareholder as ordinary income. Provided that certain holding period requirements are met at the Fund and shareholder levels, certain dividends received by non- corporate shareholders (including individuals) from a Fund may be eligible for the reduced tax rates applicable in the case of long-term capital gains to the extent that the Fund receives “qualified dividend income” and reports a portion of its dividends as such in a written statement to shareholders. Substitute payments received by a Fund representing dividends paid on securities loaned out by the Fund will not be considered qualified dividend income, and distributions by the Fund on such substitute payments will not be eligible to be treated as dividends. Provided that certain holding period requirements are met at the Fund and shareholder levels, certain dividends received by corporate shareholders from a Fund may be eligible for the corporate dividends-received deduction to the extent the Fund receives dividends paid by U.S. corporations and reports a portion of its dividends as such in a written statement to shareholders. Substitute payments received by the Fund representing dividends paid on securities loaned out by the Fund will not be treated as dividends eligible for the dividends received deduction.

Any dividends paid by a Fund that are attributable to distributions from REITs will not qualify for the corporate dividends-received deduction. Furthermore, dividends attributable to distributions from REITs will generally not qualify for the reduced tax rates applicable to certain Fund dividends paid to non-corporate shareholders (including individuals). However, dividends attributable to distributions from REITs (other than capital gain dividends, as defined in section 857(b)(3) of the Code, and qualified dividend income) may be treated by non-corporate shareholders as “qualified REIT dividends” and such shareholders generally may deduct 20% of the amount of qualified REIT dividends they receive from their taxable income under section 199A of the Code, if such shareholders meet the holding period requirements for their Fund shares, described in the next sentence, and the Fund satisfies similar holding period requirements for the REIT shares. The shareholder holding period requirements are met if the Fund shares are held by the shareholder for more than 45 days (taking into account the principles of section 246(c)(3) and (4) of the Code) during the 91-day period beginning on the date which is 45 days before the date on which such shares become ex-dividend with respect to such dividend, but only if and to the extent the shareholder is not under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Substitute payments received by a Fund representing qualified REIT dividends paid on REIT securities loaned out by the Fund will not be considered qualified REIT dividends, and distributions by the Fund of such substitute payments will not be eligible for the 20% deduction currently available for ordinary REIT dividends paid to non-corporate shareholders.

Certain types of income received by a Fund from its investment in mortgage REITs may cause the Fund to report some of its distributions as “excess inclusion income.” To Fund shareholders, such excess inclusion income would: (i) constitute taxable income, as “unrelated business taxable income”, for those shareholders who would otherwise be exempt from U.S. federal income tax, such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (ii) not be offset by current, carryforward or carryback net operating losses; (iii) not be eligible for reduced U.S. withholding for non-U.S. shareholders that otherwise would be eligible for reduced treaty rates or exemptions from U.S. withholding; and (iv) cause the Fund to be subject to tax if “disqualified organizations,” as defined by the Code, own shares in the Fund, in which case, the Fund may reduce distributions that would otherwise be made to such disqualified organizations by the amount of the tax so imposed. Each Fund tries to avoid investing in mortgage REITs that are expected to generate excess inclusion income, but a Fund may not always be successful in doing so. Because information about a mortgage REIT’s investments may be inadequate or inaccurate, or because a mortgage REIT may change its investment program, a Fund may not be successful in avoiding the consequences described above. Avoidance of investments in mortgage REITs that generate excess inclusion income may require the Fund to forego otherwise attractive investment opportunities.

Distributions of net capital gains derived from sales of portfolio securities by a Fund, if any, and reported as capital gains distributions, are generally taxable to non-corporate shareholders at long-term capital gain rates, regardless of whether the shareholder has held the Fund’s shares for more than one year, and are not eligible for the dividends-received deduction for corporate shareholders. Distributions of gains realized on collectibles, such as gains on gold and silver bullion, held for one year or less, are taxable to a U.S. shareholder as short-term gains. Distributions of gains realized on collectibles held for greater than one year, to the extent properly reported as such by the applicable Fund, are taxable to non-corporate shareholders at a maximum 28% tax rate. Distributions in excess of a Fund’s earnings and profits will first reduce the adjusted tax basis of a shareholder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such shareholder (assuming the Fund shares are held as a capital asset). Shareholders will be notified annually as to the U.S. federal income tax status of distributions. After the close of each calendar year, each Fund will designate the portion of its distributions paid to shareholders constituting ordinary dividends, qualified dividend income, capital gain dividends, dividends eligible for the corporate dividends-received deduction, exempt-interest dividends, and returns of capital. Depending on the nature of the dividends, dividends are taxable to shareholders even if they are reinvested in additional shares of a Fund, and shareholders receiving such distributions will have a cost basis in each such share equal to the net asset value of a share of the Fund on the reinvestment date and will receive a report as to the net asset value of those shares.

As described above, a Fund may invest in MLPs. An MLP treated as a partnership for U.S. federal income tax purposes does not pay U.S. federal income tax at the partnership level, subject to the application of certain partnership audit rules. Rather, a Fund is required to take into account the Fund’s allocable share of the income, gains, losses, deductions, expenses and tax credits recognized by such

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MLP regardless of whether the MLP distributes cash to the Fund. Because a Fund may recognize income from an MLP in excess of the cash distributions received from the MLP, a Fund may be required to sell other securities or may have to use leverage in order to satisfy the distribution requirements to qualify as a RIC and to avoid U.S. federal income and excise taxes. Distributions to a Fund from an MLP that is treated as a partnership for U.S. federal income tax purposes are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest.

An MLP could be treated as a corporation for U.S. federal income tax purposes, generally based on the kinds of income generated by the MLP, in which case the MLP would be required to pay U.S. federal (and applicable state and local) income tax on its net income at the regular corporate rate. Taxation as a corporation of an MLP in which a Fund invests would result in a reduction of the value of a Fund’s investment in the MLP and, consequently, your investment in a Fund.

As noted above, to qualify as a RIC, a Fund must derive at least 90% of its gross income each taxable year from certain specified sources. If an MLP treated as a partnership for U.S. federal income tax purposes is not a qualified PTP, the income of the MLP would be treated as qualifying income for purposes of the annual 90% gross income test only to the extent such income is attributable to items of income of the MLP that would be qualifying income if realized directly by a Fund. If an MLP treated as a partnership for U.S. federal income tax purposes is a qualified PTP, all of the net income derived from such qualified PTP would be qualifying income for purposes of the annual 90% gross income test. To qualify as a RIC, a Fund must also satisfy certain quarterly asset diversification tests. If an MLP treated as a partnership for U.S. federal income tax purposes is not a qualified PTP, in general, a Fund would look through to the underlying assets of the MLP for purposes of applying the quarterly asset diversification tests. If an MLP treated as a partnership for U.S. federal income tax purposes is treated as a qualified PTP, however, the quarterly asset diversification tests would be applied by treating such qualified PTP as the issuer of securities of such qualified PTP and there would be no look through to the underlying assets of such partnership. Additionally, under the quarterly asset diversification tests, no more than 25% of the value of a Fund’s assets may be invested in securities of one or more qualified PTPs at the end of each calendar quarter. MLPs in which a Fund invests generally are not obligated to disclose the contents of their portfolios on a regular basis. This lack of transparency may make it difficult to monitor the sources of a Fund’s income and the diversification of its assets to ensure that the Fund satisfies the annual 90% gross income test and the quarterly asset diversification tests.

Investments in MLPs treated as partnerships for U.S. federal income tax purposes may result in shareholders of a Fund being required to either request extensions to file their tax returns or file amended returns. Where a Fund invests in MLPs treated as partnerships for U.S. federal income tax purposes, a Fund will typically not receive its Schedule K-1 tax statements from the MLPs until after the date on which a Fund is required to mail Forms 1099 to its shareholders. Therefore, a Fund may need to send its shareholders corrected Forms 1099 after it receives Schedules K-1 from such MLPs, and this may require shareholders to file amended personal tax returns. Additionally, if a Fund invests in MLPs that are treated as partnerships for U.S. federal income tax purposes, it may be difficult to estimate the income from the MLPs prior to a Fund’s receipt of Schedules K-1 from the MLPs, for purposes of determining the amount a Fund is required to timely distribute each year to preserve its status as a RIC and to avoid becoming subject to federal income or excise tax.

Non-corporate shareholders who are direct holders of PTPs generally are eligible for a deduction of up to 20% of “qualified publicly traded partnership income.” A Fund will not be able to claim such a deduction in respect of income allocated to it by any MLPs or other PTPs in which it invests, and absent any additional guidance, the law does not allow the Fund to pass through to its non-corporate shareholders the special character of this income and to claim a deduction in respect of Fund dividends attributable to such income.

Certain investments by a Fund may affect the timing, character and amount of income and gain the Fund recognizes. Additionally, certain investments by a Fund may increase or accelerate a Fund’s recognition of income, including the recognition of taxable income in excess of the cash generated by such investments. Such income must be included in determining the amount of income which the Fund must distribute to maintain its status as a RIC and to avoid the imposition of U.S. federal income tax and the 4% excise tax. In such case, the Fund could be required to dispose of securities which it might otherwise have continued to hold or borrow to generate cash to satisfy its distribution requirements.

A Fund that invests in debt instruments that are at risk of or are in default may become subject to special tax issues regarding when the Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent it may take deductions for bad debts or worthless securities, how payments received on defaulted instruments should be allocated between principal and interest, and whether exchanges or modifications of debt instruments are taxable. These and other issues related to at-risk debt instruments also may affect the amount of income that a Fund is required to distribute to preserve its status as a RIC and to avoid becoming subject to federal income or excise tax.

A Fund’s gains and losses on the sale, lapse, or termination of options that it holds will generally have the same character as gains and losses from the sale of the security to which the option relates. If options written by a Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. A Fund also may have short-term capital gains and losses associated with closing transactions with respect to options written by the Fund. If call options written by a Fund are exercised, the

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selling price of the security to which the option relates is increased by the amount of the premium received by the Fund, and the character of the capital gain or loss on the sale of such security as long-term or short-term depends on the security’s holding period. Upon the exercise of a put held by a Fund, the premium initially paid for the put is offset against the amount received for the security sold pursuant to the put thereby decreasing any gain (or increasing any loss) realized on the sale. Generally, such gain or loss is capital gain or loss, the character of which as long-term or short-term depends on the holding period of the security. However, the purchase of a put option may be subject to the short sale rules or straddle rules for U.S. federal income tax purposes.

In general, gain or loss on a short sale is recognized when a Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the Fund’s hands. Except with respect to certain situations where the property used by a Fund to close a short sale has a long-term holding period on the date of the short sale, special rules would generally treat the gains on short sales as short-term capital gains. These rules also may terminate the running of the holding period of “substantially identical property” held by a Fund.

Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by a Fund for more than one year. Certain regulated futures, nonequity options, and foreign currency contracts in which the Funds may invest are “section 1256 contracts.” Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are “marked-to-market” (that is, treated as sold at fair market value), resulting in unrealized gains or losses being treated as though they were realized.

Generally, the hedging transactions undertaken by the Funds (including, for example, the ownership of stocks and the sale of options) may result in “straddles” for U.S. federal income tax purposes. The straddle rules may cause certain gains to be treated as short-term rather than long-term and may cause certain losses to be treated as long-term rather than short-term. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized and certain interest expenses may be required to be capitalized. In addition, dividends, if any, on the stocks held as part of a straddle would not qualify for the lower rate generally applicable to “qualified dividend income.” The tax consequences to these Funds of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gains realized by a Fund which is taxed as ordinary income when distributed to shareholders. To the extent that the call options that a Fund writes on its portfolio securities are “qualified covered call options,” the holding of the call options and the underlying securities will generally not be treated as a “straddle” subject to the straddle rules except in the case of certain positions which are closed by the Fund in part at a loss in one year where gain is subsequently recognized by the Fund in a later year. In general, a “qualified covered call option” is an option that is written (sold) with respect to stock that is held or acquired by a taxpayer in connection with writing the option and that meets certain requirements, including that the option is exchange- traded or, if over-the-counter, meets certain IRS requirements, is granted more than 30 days prior to expiration, is not “deep-in-the- money” (within the meaning of section 1092 of the Code), is not granted by an options dealer (within the meaning of section 1256(g)(8) of the Code) in connection with the options dealer’s activity of dealing in options, and gain or loss with respect to such option is not ordinary income or loss. If a Fund owns stock and writes a qualified covered call option that is in-the-money (but not “deep-in-the- money”), certain losses may be treated as long-term rather than short-term and the holding period of the stock will not include any period during which the Fund is the grantor of the option thereby impacting the amount of income that can qualify for the lower rate applicable to “qualified dividend income.” Each Fund may make one or more of the elections available under the Code which are applicable to straddles. If any of these Funds makes any of such elections, the amount, character and/or timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders in order for the Fund to satisfy the distribution requirements to qualify as a RIC and to avoid U.S. federal income and excise taxes, and which will be taxed to them as ordinary income or long-term capital gains, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

Notwithstanding any of the foregoing, a Fund may recognize gain from a constructive sale of certain “appreciated financial positions” generally if the Fund enters into a short sale or offsetting notional principal contract with respect to, or a futures or a forward contract to deliver, the same or substantially identical property or, in the case of an appreciated financial position that is a short sale, an offsetting notional principal contract or a futures or forward contract, if the Fund acquires the same or substantially identical property as the underlying property for the position. Appreciated financial positions subject to this constructive sale treatment are interests (including options, forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions that are closed before the end of the 30th day after the end of the taxable year in which the transaction was entered into if the taxpayer holds the appreciated financial position throughout the

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60 day period beginning on the date the transaction is closed and at no time during this 60 day period is the taxpayer’s risk of loss with respect to the appreciated financial position reduced by certain circumstances.

If a Fund has long-term capital gain from a “constructive ownership transaction” with respect to any financial asset, the amount of such gain which may be treated as long-term capital gain by the Fund is limited to the amount of such gain which the Fund would have recognized if it had been holding such financial asset directly, rather than through a constructive ownership transaction, with any gain in excess of this amount being treated as ordinary income. In addition, any such gain recharacterized as ordinary income is treated as having been realized ratably over the duration of such constructive ownership transaction grossed up by an interest charge when reported in the year recognized. A constructive ownership transaction includes holding a long position under a notional principal contract with respect to, or entering into a forward or futures contract to acquire certain financial assets, or both holding a call option and granting a put option with respect to certain financial assets where such options have substantially equal strike prices and substantially contemporaneous maturity dates.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency or determined with reference to one or more foreign currencies and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in a foreign currency or determined with reference to one or more foreign currencies gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition thereof also are treated as ordinary income or loss. Generally gains or losses with respect to forward contracts, futures contracts, options or similar financial instruments (other than section 1256 contracts) which are denominated in a foreign currency or determined by reference to the value of one or more foreign currencies are treated as ordinary gains or losses, as the case may be. These gains or losses, referred to under the Code as “section 988” gains or losses, may increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income. However, in certain circumstances, it may be possible to make an election to treat such gains or losses as capital gains or losses or as subject to the rules applicable to section 1256 contracts, rather than subject to section 988 treatment. Furthermore, if section 988 losses exceed other investment company taxable income generated by a Fund during a taxable year, the Fund’s distributions for the taxable year (including distributions made before such section 988 losses were recouped) would be treated as a return of capital to the Fund’s shareholders (rather than as dividends), thereby reducing the basis of each shareholder’s Fund shares and potentially resulting in a capital gain for any shareholder receiving a distribution greater than such shareholder’s adjusted tax basis in Fund shares (assuming such shares are held as a capital asset).

Each Fund may be subject to foreign withholding taxes on income and gains derived from its investments outside the United States. Such taxes would reduce the yield on the Funds’ investments. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of any taxable year consists of stocks or securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign source income or foreign withholding taxes paid by the Fund that can be treated as income taxes under U.S. federal income tax principles, as respectively earned and paid by its shareholders. For any year that a Fund makes such an election, each of its shareholders will be required to include in computing its income its allocable share of such taxes paid by the Fund, and will be entitled, subject to certain limitations, to credit its share of such taxes against its U.S. federal income tax due, if any, or to deduct it (as an itemized deduction, in the case of individual shareholders) from its U.S. federal gross income, if any.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the amount of a shareholder’s U.S. federal income tax liability attributable to its foreign source taxable income. With respect to the Global Fund, the Overseas Fund and the Gold Fund, if such Fund is eligible to make the pass-through election described above and such election is in fact made, the source of the electing Fund’s income flows through to its shareholders. Certain gains from the sale of securities and certain foreign currency gains will not be treated as foreign source taxable income. In addition, this foreign tax credit limitation must be applied separately to certain categories of foreign source income; dividends from the Fund will be treated as either “passive category” or “general category” income for this purpose. As a consequence, some shareholders may not be able to claim a foreign tax credit for the full amount of their proportionate share of foreign taxes paid by a Fund. The foreign tax credit limitation rules do not apply to certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than “qualified passive income.” The foreign tax credit is disallowed with respect to foreign taxes withheld on dividends if the dividend paying shares are held by a Fund for less than 16 days (46 days in the case of preferred shares) during the 31-day period (91-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend. If a Fund is not eligible to make the pass-through election described above or such an election is not made, the foreign taxes it pays will reduce its income, if any, and distributions by the Fund will be treated as U.S. source income. Each shareholder will be furnished with a written statement as to whether, pursuant to the election described above, the creditable foreign taxes paid by the Fund will be treated as paid by its shareholders for that year and, if so, such statement will designate

(i)such shareholder’s portion of the creditable foreign taxes paid to foreign countries and (ii) the portion of the Fund’s dividends and distributions that represents income derived from sources within such foreign countries. Shareholders of an eligible Fund would be required to include their proportionate share of foreign taxes paid by the Fund in their U.S. income tax returns as gross income, treat such proportionate share as taxes paid by them, and either deduct such proportionate share of taxes in computing their taxable incomes

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or, alternatively, claim such amounts as foreign tax credits against their U.S. income taxes. An election to deduct foreign taxes instead of claiming foreign tax credits applies to all foreign taxes paid or accrued in the relevant taxable year. No deduction for foreign taxes may be claimed by noncorporate shareholders who do not itemize deductions. A U.S. nonresident individual or non-U.S. corporation may be subject to U.S. withholding taxes on the gross income resulting from an eligible Fund’s election described above, but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder.

Investments by a Fund in stock of certain foreign corporations which generate mostly passive income, or at least half of the assets of which generate such income (referred to as “passive foreign investment companies” or “PFICs”), are subject to special tax rules designed to prevent deferral of U.S. taxation of the Fund’s share of the PFIC’s earnings. In the absence of certain elections to report these earnings on a current basis, a Fund would be required to report certain “excess distributions” from, and any gain from the disposition of stock of, the PFIC as ordinary income. Such ordinary income would be allocated ratably to a Fund’s holding period for the stock. Any amounts allocated to prior taxable years would be taxable to the Fund at the highest rate of tax on ordinary income applicable in that year, increased by an interest charge at the rate prescribed for underpayments of tax, and the Fund would not be able to avoid such tax and interest charge by distributing the “excess distributions” and gain to the Fund’s shareholders. Amounts allocated to the year of the distribution or disposition would be included in the Fund’s net investment income for that year and, to the extent distributed as a dividend to the Fund’s shareholders, would not be taxable to the Fund.

A Fund may elect to mark to market its PFIC stock, resulting in the stock being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain and any gain from an actual disposition of the stock would be reported as ordinary income; any resulting loss and any loss from an actual disposition of the stock would be reported as ordinary loss to the extent of any net gains reported as ordinary income in prior years. Alternatively, a Fund may be able to make an election, known as a qualified electing fund (“QEF”) election, in lieu of being taxable in the manner described above, in which case the Fund will include annually in income its pro rata share of the ordinary earnings and net capital gain of the PFIC, regardless of whether it actually received any distributions from the PFIC. These amounts would be included in the Fund’s investment company taxable income and net capital gain which, to the extent distributed by the Fund as ordinary or capital gain dividends, as the case may be, would not be taxable to the Fund (but would be taxable to shareholders). In order to make a QEF election, a Fund would be required to obtain certain information from PFICs in which it invests, which in many cases may be difficult to obtain.

Upon the sale or other disposition of shares of a Fund, a shareholder may realize a capital gain or loss which may be eligible for reduced U.S. federal income tax rates, generally depending upon the shareholder’s holding period for the shares. Such gain or loss generally, subject to exceptions described below, will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. A redemption of shares by a Fund generally will be treated as a sale or exchange for these purposes. Any loss recognized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds a share for six months or less, any loss on a sale or exchange will be disallowed to the extent of the exempt- interest dividends the shareholder received, except in the case of a regular dividend paid by a Fund if the Fund declares exempt-interest dividends on a daily basis in an amount equal to at least 90% of its net tax-exempt interest and distributes such dividends on a monthly or more frequent basis. To the extent, if any, a loss is not disallowed, it generally will be treated as a long-term capital loss to the extent of any distributions received by the shareholder with respect to such shares that are treated as long-term capital gains. No gain or loss will be recognized by a Fund shareholder on the conversion or exchange of a class of shares in the Fund to a different class of shares in the same Fund. A shareholder’s tax basis in the class of Fund shares acquired will be the same as such shareholder’s basis in the class of Fund shares converted, and the holding period in the class of Fund shares acquired will include the holding period for the converted Fund shares.

Under certain circumstances, the sales charge incurred in acquiring shares of a Fund may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies if shares of a Fund are exchanged within 90 days after the date they were purchased and the new shares are acquired without a sales charge or at a reduced sales charge prior to January 31 of the calendar year following the date of disposition of the original shares. In that case, the gain or loss recognized on the exchange will generally be determined by excluding from the tax basis of the shares exchanged the sales charge that was imposed on the acquisition of those shares to the extent of such reduction to the sales charge upon the exchange. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred the initial sales charge. The portion of the initial sales charge that is excluded from the basis of the exchanged shares is instead treated as an amount paid for the new shares.

Certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Funds and net gains from the disposition of shares of the Funds. Exempt-interest dividends from the Funds are generally not included in net investment income for purposes of this tax. U.S. shareholders are urged to consult their own tax advisers regarding the implications of the additional Medicare tax resulting from an investment in the Funds.

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Each Fund may be required to withhold U.S. federal income tax currently at the rate of 24% from all distributions and gross sale proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or otherwise fail to comply with the applicable requirements of the backup withholding rules. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be allowed as a refund or a credit against the shareholder’s U.S. federal income tax liability, provided that the required information is timely furnished to the IRS.

If a Fund invests in underlying RICs, distributions of short-term capital gains by such underlying RICs would be recognized as ordinary income by the Fund and would not be able to be offset by the Fund’s capital losses or capital loss carryforwards (if any). Losses of an underlying RIC would not offset any income or gain of the Fund. Losses realized by a Fund on the sale of shares of underlying RICs may be indefinitely or permanently deferred under the wash sale rules. Each of these effects is caused by the Fund’s investment in the underlying RICs and may result in tax distributions to Fund shareholders being of higher magnitudes.

Taxation of a shareholder who, as to the United States, is a nonresident alien individual or foreign corporation (“foreign shareholder”), depends on whether the income from a Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends paid by the Fund to the foreign shareholder generally will be subject to a 30% U.S. withholding tax under existing provisions of the Code unless a reduced rate of withholding is provided under an applicable tax treaty and the foreign shareholder provides the Fund in a timely manner with a properly completed and valid IRS Form W-8BEN or IRS Form W-8BEN-E (or successor form) claiming an exemption from, or a reduced rate of, U.S. withholding tax under the tax treaty. However, subject to certain limitations “interest-related dividends” and “short-term capital gain dividends” paid by a Fund to a foreign shareholder and properly reported as such are eligible for an exemption from U.S. withholding tax. Interest-related dividends generally are dividends derived from certain interest income earned by a Fund that would not be subject to U.S. withholding tax if earned by a foreign shareholder directly. Short-term capital gain dividends generally are dividends derived from the excess of a Fund’s net short-term capital gains over net long-term capital losses. The Funds do not intend to report interest-related or short-term capital gain dividends. Except as described below, a foreign shareholder would generally be exempt from U.S. federal income tax, including withholding tax, on gains realized on the sale of shares of a Fund or “capital gain dividends” paid by a Fund unless the foreign shareholder is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year. In order to qualify for this exemption from withholding, a foreign shareholder generally will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, IRS FormW-8BEN-E or substitute Form). Foreign shareholders are urged to consult their own tax advisers concerning the applicability of U.S. withholding tax.

If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then any dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations, and, if the foreign shareholder is a corporation, the shareholder may be subject to an additional “branch profits tax” imposed at the rate of 30% (or lower applicable treaty rate). In the case of foreign noncorporate shareholders, a Fund may be required to withhold backup withholding taxes at the applicable rate on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

Under legislation known as “FATCA” (the Foreign Account Tax Compliance Act), and applicable “intergovernmental agreements” entered into thereunder, distributions paid by the Funds to “foreign financial institutions” and certain other foreign entities will be subject to U.S. withholding tax at a rate of 30% unless various certification, information reporting, due diligence and other applicable requirements (different from, and in addition to, those described above) are satisfied. In general, no such withholding will occur with respect to a U.S. person or non-U.S. individual that timely provides the Fund with a valid IRS Form W-9 or applicable W-8, respectively. Payments that are taken into account as effectively connected income are not subject to these withholding rules. Foreign shareholders should consult their own tax advisers regarding FATCA and the application of these requirements to their investments in the Funds.

Special rules may apply to foreign shareholders receiving a Fund distribution if at least 50% of the Fund’s assets consist of United States real property interests (as defined in Section 897(c)(1) of the Code), including certain REITs and other United States real property holding corporations (as defined in Section 897(c)(2) of the Code), at any time during the five-year period ending on the date of the distribution. Fund distributions that are attributable to gain from the disposition of a United States real property interest will be taxable as ordinary dividends and subject to withholding at a 30% or lower treaty rate if the foreign shareholder held no more than 5% of the Fund’s shares at all times during the one-year period ending on the date of the distribution. If the foreign shareholder held at least 5% of the Fund’s shares at any time during the one-year testing period, the distribution would be treated as income effectively connected with a trade or business within the U.S. and the foreign shareholder would be subject to withholding tax at a rate of 21% and would generally be required to file a U.S. federal income tax return. The distribution also may be subject to a 30% branch profits tax if the foreign shareholder is a corporation. Similar consequences would generally apply to a foreign shareholder’s gain on the sale of Fund shares unless the Fund is domestically controlled (meaning that more than 50% of the value of the Fund’s shares is held by U.S. shareholders at all times during the five-year testing period ending on the date of the sale) or the foreign shareholder owns no more than

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5% of the Fund’s shares at all times during the five-year testing period ending on the date of the sale. A foreign shareholder may also be subject to certain “wash sale” rules to prevent the avoidance of the tax filing and payment obligations discussed above through the sale and repurchase of Fund shares. Foreign shareholders are urged to consult their own tax advisors concerning the particular tax consequences to them of an investment in the Fund.

Since, at the time of an investor’s purchase of a Fund’s shares, a portion of the per share net asset value by which the purchase price is determined may be represented by realized or unrealized appreciation in the Fund’s portfolio or undistributed income of the Fund, subsequent distributions (or a portion thereof) on such shares may economically represent a return of capital. However, such a subsequent distribution may be taxable to such investor even if the net asset value of the investor’s shares is, as a result of the distributions, reduced below the investor’s cost for such shares. Prior to purchasing shares of the Fund, an investor should carefully consider such tax liability which may be incurred by reason of any subsequent distributions of net investment income and capital gains.

Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions and redemptions of Fund shares. Also, the tax consequences to a shareholder of an investment in a Fund may be different from those described above. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

Municipal Funds

This section addresses certain U.S. federal income tax considerations specific to the Municipal Funds and shareholders of a Municipal Fund.

Each Municipal Fund intends to qualify to pay “exempt-interest dividends” as defined in Section 852(b)(5) of the Code. Under such section if, at the close of each quarter of a Municipal Fund’s taxable year, at least 50% of the value of the Municipal Fund’s total assets consists of obligations exempt from U.S. federal income tax (“tax-exempt obligations”) under Section 103(a) of the Code (relating generally to obligations of a state or local governmental unit), the Municipal Fund will be qualified to pay exempt-interest dividends to its shareholders. Exempt-interest dividends are dividends or any part thereof paid by a Municipal Fund that are attributable to interest on tax-exempt obligations (reduced by certain expenses and other amounts relating to such tax-exempt income) and reported by the Municipal Fund as exempt-interest dividends.

Exempt-interest dividends will be excludable from a shareholder’s gross income for U.S. federal income tax purposes. However, as described below, all or a portion of the exempt-interest dividends may be taken into account in determining the alternative minimum tax on shareholders who are individuals, and may be subject to state and local taxes. Exempt-interest dividends are included in determining the portion, if any, of an individual’s social security and railroad retirement benefits subject to U.S. federal income taxes. Additionally, a shareholder may not deduct interest on indebtedness incurred or continue to purchase or carry shares of stock in a RIC, such as the Municipal Funds, to the extent that the RIC distributes exempt-interest dividends to the shareholder during the taxable year of the shareholder.

A Municipal Fund may realize and distribute taxable ordinary income or capital gains from time to time because of the Municipal Fund’s investment activities, including its investments in tax-exempt obligations. The Municipal Fund’s distribution of these amounts are generally taxable to shareholders whether received in cash or reinvested in additional shares. Dividends paid out of a Municipal Fund’s investment company taxable income generally will be taxable to a shareholder as ordinary income. For example, although “market discount” is, as an economic matter, a substitute for additional interest, the amount of any market discount on a tax-exempt obligation is not treated as tax-exempt interest because such discount is not paid by the issuer of the obligation. As a result, all or a portion of a Municipal Fund’s gains from the sale, retirement or other disposition of tax-exempt obligations purchased at a market discount will be treated as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its redemption value or adjusted issue price if issued with original issue discount. Alternatively, a Municipal Fund may elect to accrue market discount as ordinary income during the period in which the Municipal Fund holds the bond. These market discount rules may increase the amount of taxable ordinary income dividends received by shareholders. Additionally, if a Municipal Fund sells or otherwise disposes of a tax- exempt obligation, any gain or loss is generally treated as a capital gain or loss (except to the extent the market discount rules result in ordinary income), which may be distributed by the Municipal Fund in the form of taxable ordinary income dividends or capital gain dividends.

After the close of each fiscal year, each Municipal Fund will designate the portion of its distributions paid to shareholders constituting exempt-interest dividends, ordinary income dividends, qualified dividend income, capital gain dividends, dividends eligible for the corporate dividends-received deduction, and returns of capital.

The Code subjects interest received on certain otherwise tax-exempt securities to the federal alternative minimum tax. The alternative minimum tax applies to interest received on certain private activity bonds (“PABs”) issued after August 7, 1986. PABs are bonds that, although tax-exempt, are used for purposes other than those generally performed by governmental units and that benefit non- governmental entities (e.g., bonds used for industrial development or housing purposes). Income received on such bonds is classified as an item of “tax preference,” which could subject certain investors in such bonds, including shareholders of a Municipal Fund, to a federal

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alternative minimum tax. After the close of each year, each Municipal Fund will report the portion of its distributions paid to shareholders during the previous year that constitute an item of tax preference for alternative minimum tax purposes.

Each Municipal Fund may lend its portfolio securities to brokers, dealers and financial institutions. Payments in lieu of interest made by the borrower to the Municipal Fund will not constitute “exempt interest” excluded from taxable income, even if the actual interest would have constituted qualified exempt interest had the Municipal Fund held the securities. Such payments in lieu of interest are taxable as ordinary income and such amounts cannot be distributed by the Municipal Fund to its shareholders in the form of exempt-interest dividends.

Each Municipal Fund generally will only purchase a tax-exempt obligation if it is accompanied by an opinion of issuer’s bond counsel or, in the case of derivative securities, sponsor’s counsel, that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued, and neither the Fund nor the Adviser will independently review the bases for those tax opinions. However, tax opinions are not binding on the IRS, and if any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Municipal Fund and its shareholders could be subject to substantial tax liability for the current or past years and shareholders may have to file amended tax returns and pay additional taxes, interest and penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

The U.S. federal income tax consequences to (i) a shareholders of the sale or other disposition of shares of a Municipal Fund and (ii) to a foreign shareholder of the ownership and the sale or other disposition of shares of a Municipal Fund, in each case, are generally the same as the tax consequences applicable to other Fund described above.

Information on European Union Tax Reclaims

Certain of the Predecessor Funds have filed claims pursuant to Article 63 of the Treaty on the Functioning of the European Union (Article 63 EU Tax Reclaims) to recover foreign withholding taxes on dividend and interest income received from issuers in certain countries and capital gains on the disposition of stocks or securities where such withholding tax reclaim is possible. Whether or when the Funds will receive a withholding tax refund is within the control of the tax authorities in such countries and European courts. Certain of the Predecessor Funds elected to treat foreign source income or foreign withholding taxes paid by the Fund as income taxes earned and paid by the shareholder, which potentially reduced the shareholders’ U.S. federal income taxes, and may result in an offsetting tax liability to the Fund if the Article 63 EU Tax Reclaims are received. Any additional amounts to which the Funds may be entitled, if and when recorded, likely would result in an increase in the net asset value per share of the applicable Fund at that time, net of any tax liability of the relevant Fund as a result of the Article 63 EU Tax Reclaims amount. Article 63 EU Tax Reclaims amounts received by a Fund will be treated as income and may increase distributions to shareholders.

ADDITIONAL INFORMATION

Fund Shares

The shares of beneficial interests of the Trust are currently classified as Class A shares, Class C shares, Class Y shares and Class R6 shares of the Global Fund, Class A shares, Class C shares, Class Y shares and Class R6 shares of the Overseas Fund, Class A shares, Class C shares, Class Y shares and Class R6 shares of the U.S. Fund, Class A shares, Class C shares, Class Y shares and Class R6 shares of the Gold Fund, Class A shares, Class C shares, Class Y shares and Class R6 shares of the Global Balanced Fund, Class A shares, Class C shares, Class Y shares and Class R6 shares of the Rising Dividend Fund, Class A shares, Class C shares, Class Y shares and Class R6 shares of the Small Cap Opportunity Fund, Class A shares, Class Y shares and Class R6 shares of the Smid Cap Fund, Class A shares, Class Y shares and Class R6 shares of the Real Assets Fund, Class A shares, Class C shares, Class Y shares and Class R6 shares of the High Yield Municipal Fund, Class A shares, Class C shares, Class Y shares and Class R6 shares of the Short Duration High Yield Municipal Fund and Class A shares, Class C shares, Class Y and Class R6 of the Core Plus Municipal Fund. All shares issued and outstanding are redeemable at net asset value at the option of shareholders. When shares are held in a dealer’s “street name”, they generally are redeemable only through the dealer account in which they are held. Shares have no preemptive rights. Not all financial intermediaries will be authorized to sell and hold all classes of shares.

The Board of Trustees is authorized to reclassify and issue any shares of the Trust without shareholder approval. Accordingly, in the future, the Trustees may create additional series or classes of shares with different investment objectives, policies or restrictions. Any issuance of shares of another series or class would be governed by the Investment Company Act and Delaware law. The Trustees determine whether voting is on a per-share basis, with proportionate fractional votes, or by dollar of net asset value, except as otherwise required by the 1940 Act. There is no cumulative voting. Shares generally vote separately by series, subject to the 1940 Act and the Trustees' authority under the Trust Instrument to determine appropriate individual or aggregate voting; separate class voting applies where required or where only that class is affected. Shareholders have voting power over Trustee elections and removals, advisory contracts, amendments and other matters to the extent required by the Trust Instrument, applicable federal law or the registration statement, and matters submitted by the Trustees. The Trustees may act without a vote when supported by the prescribed opinion of

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counsel and their determination that doing so is in shareholders' best interests.

[The Trust Instrument provides for separate series and classes established by the Trustees from time to time, an unlimited number of shares of each series and class, and Trustee authority to determine the rights and preferences of the shares. Each share has a par value of $0.001.

Except when a larger quorum is required by federal law, including the 1940 Act, shares representing one-third of the total combined votes of the Trust or applicable series or class constitute a quorum. Trustees are elected by a plurality of votes cast; ordinary matters are decided by a majority of votes cast, subject to a different vote required by the Trust Instrument, By-Laws or federal law. The chairman may adjourn a meeting without a shareholder vote. The Trust Instrument and By-Laws do not provide for annual shareholder meetings. Shareholders may require a special meeting only to the extent required by federal law, including the 1940 Act.

Action without a meeting requires the written consent of all shareholders entitled to vote on the matter, with the consents filed with the records of shareholder meetings. Such consent is treated as a vote taken at a meeting.

The Trustees may fix a meeting record date not more than 90 days before the meeting. Notice is generally given at least ten days before the meeting, or such other number of days as the Board determines, subject to applicable federal and Delaware law.

Trustees may be removed at a shareholder meeting by shareholders owning at least two-thirds of the outstanding shares of the Trust. A Trustee may also be removed by written instrument signed by at least two-thirds of the number of Trustees before the removal.

The Trustees may amend or supplement the Trust Instrument without a shareholder vote, except that shareholders may vote on an amendment to the extent required by federal law, including the 1940 Act, or the registration statement, and on an amendment submitted to them by the Trustees. Amendments to the Trustee-removal provision require a two-thirds vote of the Trustees. Amendments may not limit indemnification or insurance rights for prior acts or omissions.

Termination and Reorganization. The Trustees may dissolve, liquidate and terminate the Trust or a series or class without shareholder approval. Mergers and consolidations require a majority of the Trustees and any shareholder vote required by the 1940 Act. Dispositions of all or substantially all assets are subject to the approvals required by applicable law and the Trust Instrument. The Trust Instrument also permits alternative transaction steps when assets cannot legally be transferred, subject to the 1940 Act.

Trustee Committees and Vacancies. The Trustees may establish committees and delegate powers to them. Remaining Trustees may fill vacancies to the extent consistent with the 1940 Act. Designation as a chair, committee member or expert does not impose a higher standard of care or diminish indemnification rights.

Distributions, Redemptions and Records. The Trustees determine dividends and distributions, which may be in cash, securities or other property, subject to applicable federal law. They may require redemption for reasons specified in the Trust Instrument, including failure to meet investment or identification requirements, failure to pay for shares, or concentrated ownership that could affect regulated investment company status. A copy of the Trust Instrument and amendments is available for shareholder inspection at the Trust's office; other account and book inspection is subject to the By-Laws and Trustee determinations.]

[Subject to the limitations and eligibility requirements disclosed in a Fund’s Prospectus and this Statement of Additional Information and to any conversion procedures, including shareholding periods and/or conversion charges, the shares of each Fund may be converted as follows. You may convert Class A shares and Class C shares of a Fund having an aggregate value of $[ ] or more into Class Y shares of the same Fund. Class A shares and Class C shares of these Funds held through certain “wrap fee” programs and 401(k) plans also may be eligible to be converted to Class Y shares of the same Fund. You also may convert Class C shares of a Fund into Class A shares or Class Y shares of the same Fund, provided that such conversion is taking place in a broker-dealer sponsored fee-based or “wrap” account or for accounts investing through an investment adviser or financial planner who charges a consulting, management or other fee for its services. Class A shares and Class C shares of a Fund held directly through the Distributor will automatically convert to Class Y shares of the same Fund, provided the account(s) have an aggregate value of $[ ] or more. Share balances of accounts held directly with each Fund are examined annually to determine an account’s eligibility for conversion. Shareholders will be notified in writing before any such conversion to Class Y shares. Class C shares of a Fund automatically convert to Class A shares of that Fund eight years after the end of the month of original purchase provided that the applicable holding period can be identified. If you purchased such Class C shares by exchange for Class C shares of another Victory Fund, the conversion period runs from the date of original purchase. Such conversions will take place on the 25th day of the month (or if the 25th is not a business day, the next business day thereafter). In the case of shares held through certain intermediary accounts, such as group retirement plan recordkeeping platforms, a Fund may not be able to independently determine the holding period for the shares to assess eligibility for the conversion. In addition, a financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or eligibility requirements in regards to the conversion of Class C shares into Class A shares. A Fund may not be able to initiate a conversion

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without the assistance of the intermediary in those circumstances. Shareholders holding shares of the Funds through such accounts may contact their intermediary with questions regarding conversions. Assuming you meet the Class R6 eligibility requirements, you may convert shares of any other class to Class R6 shares of the same Fund. Only Class C shares held longer than 13 months may be converted.]

All conversions will take place at net asset value and generally should not result in the realization of income or gain for federal income tax purposes. The Funds reserve the right to refuse any conversion requests. Share conversion privileges may not be available for all accounts and may not be offered at all dealers or financial intermediaries. For additional information concerning conversions, or to initiate a conversion, contact your dealer, financial intermediary or the Victory Funds at [ ]. Certain intermediary-related terms also are described in the appendix to the Fund’s Prospectus titled Intermediary-Specific Front-End Sales Load and Waiver Terms.

A Fund may suspend redemption privileges or postpone the date of payment for any period during which: (1) the NYSE is closed for other than customary weekend and holiday closings or the SEC determines that trading on the NYSE is restricted; (2) an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to determine fairly the value of its assets; and (3) for such other periods as the SEC may permit.

A Fund may temporarily delay for more than seven days the disbursement of redemption proceeds from the Fund account held directly with the Fund based on a reasonable belief that financial exploitation of a Specified Adult has occurred, is occurring, has been attempted, or will be attempted. “Specified Adult” is defined in FINRA Rule 2165 to be an individual who is a natural person (i) age 65 and older or (ii) age 18 and older who the Fund’s transfer agent reasonably believes has a mental or physical impairment that renders the individual unable to protect his or her own interests. Notice of such a delay will be provided in accordance with regulatory requirements. A Fund will immediately initiate an internal review of the facts and circumstances that caused the transfer agent to reasonably believe that the temporary hold is warranted under FINRA Rule 2165. However, the transfer agent and/or a Fund may not be aware of factors suggesting financial exploitation of a Specified Adult and may not be able to identify Specified Adults in all circumstances. Furthermore, neither the transfer agent nor a Fund is required to delay the disbursement of redemption proceeds and nor do they assume any obligation to do so.

Not all Trust shares are made generally available for purchase.

How to Purchase Shares

The methods of buying and selling shares and the sales charges applicable to purchases of shares of a Fund are described in the Trust’s Prospectuses. While sales charges for investors residing outside the United States may vary from those listed in the statutory prospectuses, the Trust typically does not offer or sell its shares to non-U.S. residents. For purposes of this policy, a U.S. resident is defined as an account with (i) a U.S. address of record (including Army Post Office (APO), Fleet Post Office (FPO) and Diplomatic Post Office (DPO) addresses) and (ii) all account owners residing in the United States at the time of sale. Any existing account that is updated to reflect a non-U.S. address also may be restricted from making additional investments. As stated in the Prospectuses, shares of each Fund may be purchased at net asset value by various persons associated with the Trust, the Adviser, the Distributor, certain firms providing services to the Trust or affiliates thereof for the purpose of promoting good will with employees and others with whom the Trust has business relationships, as well as in other special circumstances. Shares are offered to other persons at net asset value in circumstances where there are economies of selling efforts and sales related expenses with respect to offers to certain investors.

Financial Statements

The audited financial statements, financial highlights, related notes and independent registered public accounting firm's report for the predecessor Funds for the fiscal year ended October 31, 2025, included in First Eagle Funds Form N-CSR filed January 2, 2026 (Accession No. 0001104659-26-000138), and the unaudited financial statements, financial highlights and related notes for the six months ended April 30, 2026, included in Form N-CSRS filed July 2, 2026 (Accession No. 0001104659-26-080148), are incorporated by reference into this SAI. Because the Core Plus Municipal Fund’s Predecessor Fund commenced operations in November 2025, no audited financial statements for that Fund for the fiscal year ended October 31, 2025 are incorporated by reference; only its unaudited financial information for the period ended April 30, 2026 is incorporated. The acquiring Funds have not commenced operations.

The Funds’ N-CSR filing includes the financial statements referenced above and is available without charge upon request by calling the Funds at [].

Shareholder and Trustee Liability

[Shareholders have the same limitation of personal liability under Delaware statutory law as shareholders of a private Delaware corporation for profit. A shareholder or former shareholder exposed to liability solely by reason of being or having been a shareholder, and not because of that person's acts or omissions or another reason, is entitled to indemnification from the assets of the applicable series against the resulting loss and expense.

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The Trust Instrument limits Trustee liability, but does not protect a Trustee from liability to the Trust or shareholders for willful misfeasance, bad faith, gross negligence or reckless disregard of duties. Trustees and persons serving at the Trust's request in specified capacities are indemnified to the fullest extent permitted by law, except to the extent prohibited by applicable federal law. The Trust Instrument also provides that, except as required by applicable federal law, including the 1940 Act, a Trustee owes no fiduciary duty to the Trust or any shareholder; Trustees act in their subjective belief that their actions are in, or not opposed to, the Trust's best interests. These provisions restrict or eliminate other duties and liabilities and replace them with those specified in the Trust Instrument.

Derivative Actions Brought by Shareholders

Subject to applicable law, a derivative action requires a prior written demand to the Board, at least three complaining shareholders who are unaffiliated and unrelated by blood or marriage, and participation by at least 10% of the shareholders of the Trust or affected series or class. Neither the three-shareholder requirement nor the 10% joinder requirement applies to derivative claims under federal securities law. Trustees who are not interested persons consider the demand within 90 calendar days and determine whether maintaining suit is in the best interests of the Trust or affected series or class.

Forum and Jury-Trial Provisions

Covered shareholder claims must be brought in the Delaware Court of Chancery or, if it lacks subject-matter jurisdiction, the Delaware Superior Court. Federal securities-law claims must be brought in a U.S. federal district court unless the Trust agrees in writing to another forum. The jury-trial waiver applies to proceedings in the Delaware Superior Court, to the fullest extent permitted by law. A shareholder bringing an action in a different forum without consent must reimburse the Trust and its officers or Trustees for expenses of a successful motion enforcing the forum provision, subject to applicable law.]

Disclosure of Portfolio Holdings

The Board has adopted policies and procedures with respect to the disclosure of each Fund’s portfolio holdings by the Fund, the Adviser, or their affiliates. These policies and procedures provide that each Fund’s portfolio holdings information generally may not be disclosed to any party prior to the information becoming public. Certain limited exceptions are described below. These policies and procedures apply to disclosures to all categories of persons, including individual investors, institutional investors, intermediaries who sell shares of a Fund, third parties providing services to the Funds (accounting agent, print vendors, etc.), rating and ranking organizations (Lipper, Morningstar, etc.) and affiliated persons of the Funds.

The Trust’s Chief Compliance Officer is responsible for monitoring each Fund’s compliance with these policies and procedures, and for providing regular reports (at least annually) to the Board regarding the adequacy and effectiveness of the policy and recommend changes, if necessary.

Public Disclosure

The Funds' annual and semiannual financial statements, including complete schedules of portfolio holdings, are filed with the SEC on Form N-CSR and are available on the Funds' website and without charge upon request. The Funds also report portfolio information on Form N-PORT; the publicly available portions are accessible through the SEC's website. The tailored shareholder reports are sent to shareholders but do not contain the complete financial statements and schedules of investments.

In addition, the Funds disclose their complete portfolio holdings as of the quarter-end on the Funds’ website no earlier than the 15th day following the end of the calendar quarter. The Funds may also publish other information on the Funds’ website relating to its portfolio holdings (e.g., top ten holdings) on a monthly basis no earlier than the 10th day following the end of the month.

Non-Public Disclosures

The Adviser may authorize the disclosure of non-public portfolio holdings information under certain limited circumstances. The Funds’ policies provide that non-public disclosures of a Fund’s portfolio holdings may only be made if: (i) the Fund has a “legitimate business purpose” (as determined by the President of the Trust) for making such disclosure; and (ii) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information and describes any compensation to be paid to the Fund or any “affiliated person” of the Adviser or Distributor, including any arrangement to maintain assets in the Fund or in other investment companies or accounts managed by the Adviser or by any “affiliated person” of the Adviser or Distributor.

The Adviser will consider any actual or potential conflicts of interest between the Adviser and a Fund’s shareholders and will act in the best interest of the Fund’s shareholders with respect to any such disclosure of portfolio holdings information. If a potential conflict can be resolved in a manner that does not present detrimental effects to Fund shareholders, the Adviser may authorize release of portfolio holdings information. Conversely, if the potential conflict cannot be resolved in a manner that does not present detrimental effects to Fund shareholders, the Adviser will not authorize such release.

Ongoing Arrangements to Disclose Portfolio Holdings

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As previously authorized by the Board and/or the Trust’s executive officers, a Fund periodically discloses non-public portfolio holdings on a confidential basis to various service providers that require such information in order to assist the Fund in its day-to-day operations, as well as public information to certain ratings organizations. These entities are described in the following table. The table also includes information as to the timing of these entities receiving the portfolio holdings information from a Fund. In none of these arrangements does a Fund or any “affiliated person” of the Adviser or Distributor receive any compensation, including any arrangement to maintain assets in the Fund or in other investment companies or accounts managed by the Adviser or by any “affiliated person” of the Adviser or Distributor.

Type of Service	Name of	Service
Provider	Provider		Timing of Release of Portfolio Holdings Information

These service providers are required to keep all non-public information confidential and are prohibited from trading based on the information or otherwise using the information, except as necessary in providing services to a Fund.

There is no guarantee that a Fund’s policies on use and dissemination of holdings information will protect the Fund from the potential misuse of holdings by individuals or firms in possession of such information.

Expenses

Unless agreed upon otherwise with a third party, all expenses incurred in administration of the Funds will be charged to a particular Fund, including investment management fees; fees and expenses of the Board; interest charges; taxes; brokerage commissions; expenses of valuing assets; expenses of continuing registration and qualification of the Funds and the shares under federal and state law; share issuance expenses; fees and disbursements of independent accountants and legal counsel; fees and expenses of custodians, including, transfer agents and shareholder account servicing organizations; expenses of preparing, printing and mailing prospectuses, reports, proxies, notices and statements sent to shareholders; expenses of shareholder meetings; costs of investing in underlying funds; and insurance premiums. The Funds are also liable for nonrecurring expenses, including litigation to which they may from time to time be a party. Expenses incurred for the operation of a particular Fund, including the expenses of communications with its shareholders, are paid by that Fund.

Legal Counsel

[-], serves as counsel to the Trust.

Independent Registered Public Accounting Firm

[ ], independent registered public accounting firm, provided audit services, tax return review services, and assistance and consultation with respect to filings with the SEC for the fiscal year ended [ ].

Custody of Portfolio

JPMorgan Chase Bank, N.A., 4 Chase Metrotech Center, Floor 16, Brooklyn, New York 11245, will serve as custodian.

Contractual Arrangements

The Funds are parties to contractual arrangements with various parties who provide services to the Funds, including the Adviser, the Distributor, the custodian, and the transfer agents, among others. Fund shareholders are not parties to, or intended (“third party”) beneficiaries of, any such contractual arrangements, and such contractual arrangements are not intended to create in any individual investor or group of investors any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Funds. Also, while the Prospectus and this Statement of Additional Information describe pertinent information about the Trust and the Funds, neither the Prospectus nor this Statement of Additional Information represents a contract between the Trust or a Fund and any shareholder or any other party.

Miscellaneous

As used in the Prospectuses and in this SAI, “assets belonging to a Fund” (or “assets belonging to the Fund”) means the consideration received by the Trust upon the issuance or sale of shares of a Fund, together with all income, earnings, profits and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments and any funds or payments derived from any reinvestment of such proceeds and any general assets of the Trust, which general liabilities and expenses are not readily identified as belonging to a particular series that are allocated to that series by the Trustees. The Trustees may allocate such general assets in any manner they deem fair and equitable. It is anticipated that the factor that will be used by the Trustees in making allocations of general assets to a particular series will be the relative NAV of each respective series at the time of allocation. Assets belonging to a particular series are charged with the direct liabilities and expenses in respect of that series and with a share of the general liabilities and expenses of each of the series not readily identified as belonging to a particular series, which are allocated to each series in accordance with its proportionate share of the NAVs of the Trust at the time of allocation. The timing of allocations of general

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assets and general liabilities and expenses of the Trust to a particular series will be determined by the Trustees and will be in accordance with generally accepted accounting principles. Determinations by the Trustees as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular series are conclusive.

As used in the Prospectuses and in this SAI, a “vote of a majority of the outstanding shares” of the Fund means the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are represented in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

Each Prospectus and this SAI are not an offering of the securities described in these documents in any state in which such offering may not lawfully be made. No salesperson, dealer, or other person is authorized to give any information or make any representation other than those contained in a Prospectus and this SAI.

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APPENDIX A

Description of Security Ratings

Set forth below are descriptions of the relevant ratings of some of the NRSROs. These NRSROs and the descriptions of the ratings are as of the date of this SAI and may subsequently change.

Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. In addition, rating agencies may fail to make timely changes to credit ratings in response to subsequent events and a rating may become stale in that it fails to reflect changes in an issuer’s financial condition.

Moody’s Investors Service, Inc. (“Moody’s”)

Global Long-Term Ratings. Ratings assigned on Moody’s global long-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Moody’s defines credit risk as the risk that an entity may not meet its contractual financial obligations as they come due and any estimated financial loss in the event of default or impairment. The contractual financial obligations addressed by Moody’s ratings are those that call for, without regard to enforceability, the payment of an ascertainable amount, which may vary based upon standard sources of variation (e.g., floating interest rates), by an ascertainable date. Moody’s rating addresses the issuer’s ability to obtain cash sufficient to service the obligation, and its willingness to pay. Moody’s ratings do not address non-standard sources of variation in the amount of the principal obligation (e.g., equity indexed), absent an express statement to the contrary in a press release accompanying an initial rating. Long-term ratings are assigned to issuers or obligations with an original maturity of 11 months or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. The following describes the global long- term ratings by Moody’s.

Aaa — Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa — Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa — Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba — Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B — Obligations rated B are considered speculative and are subject to high credit risk.

Caa — Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca — Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C — Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Medium-Term Note Program Ratings. Moody’s assigns provisional ratings to medium-term note (MTN) or similar programs and definitive ratings to the individual debt securities issued from them (referred to as drawdowns or notes). MTN program ratings are intended to reflect the ratings likely to be assigned to drawdowns issued from the program with the specified priority of claim (e.g. senior or subordinated). To capture the contingent nature of a program rating, Moody’s assigns provisional ratings to MTN programs. A provisional rating is denoted by a (P) in front of the rating.

The rating assigned to a drawdown from a rated MTN or bank/deposit note program is definitive in nature, and may differ from the program rating if the drawdown is exposed to additional credit risks besides the issuer’s default, such as links to the defaults of other issuers, or has other structural features that warrant a different rating. In some circumstances, no rating may be assigned to a drawdown.

Moody’s encourages market participants to contact Moody’s Ratings Desks or visit moodys.com directly if they have questions regarding ratings for specific notes issued under a medium-term note program. Unrated notes issued under an MTN program may be assigned an NR (not rated) symbol.

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Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.

Global Short-Term Ratings. Ratings assigned on Moody’s global short-term rating scales are forward-looking opinions of the relative credit risk of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Short-term ratings are assigned to obligations with an original maturity of 13 months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1. — Ratings of Prime-1 reflect a superior ability to repay short-term obligations.

P-2. — Ratings of Prime-2 reflect a strong ability to repay short-term obligations.

P-3. — Ratings of Prime-3 reflect an acceptable ability to repay short-term obligations.

NP. — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Speculative Grade Liquidity Ratings. Moody’s Speculative Grade Liquidity Ratings are opinions of an issuer’s relative ability to generate cash from internal resources and the availability of external sources of committed financing, in relation to its cash obligations over the coming 12 months. Speculative Grade Liquidity Ratings will consider the likelihood that committed sources of financing will remain available. Other forms of liquidity support will be evaluated and consideration will be given to the likelihood that these sources will be available during the coming 12 months. Speculative Grade Liquidity Ratings are assigned to speculative grade issuers that are by definition Not Prime issuers.

SGL-1 — Issuers rated SGL-1 possess very good liquidity. They are most likely to have the capacity to meet their obligations over the coming 12 months through internal resources without relying on external sources of committed financing.

SGL-2 — Issuers rated SGL-2 possess good liquidity. They are likely to meet their obligations over the coming 12 months through internal resources but may rely on external sources of committed financing. The issuer’s ability to access committed sources of financing is highly likely based on Moody’s evaluation of near-term covenant compliance.

SGL-3 — Issuers rated SGL-3 possess adequate liquidity. They are expected to rely on external sources of committed financing. Based on its evaluation of near-term covenant compliance, Moody’s believes there is only a modest cushion, and the issuer may require covenant relief in order to maintain orderly access to funding lines.

SGL-4 — Issuers rated SGL-4 possess weak liquidity. They rely on external sources of financing and the availability of that financing is, in Moody’s opinion, highly uncertain.

U.S. Municipal Short-Term Debt and Demand Obligation Ratings. Moody’s uses the global short-term Prime rating scale for commercial paper issued by U.S. municipalities and nonprofits. These commercial paper programs may be backed by external letters of credit or liquidity facilities, or by an issuer’s self-liquidity. For other short-term municipal obligations, Moody’s uses one of two other short-term rating scales the Municipal Investment Grade (MIG) and Variable Municipal Investment Grade (VMIG) scales discussed below.

The MIG scale is used for U.S. municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less. Under certain circumstances, the MIG scale is used for bond anticipation notes with maturities of up to five years.

MIG-1. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG-2. This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG-3. This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

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SG. This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

VMIG Ratings. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The components are a long-term rating and a short-term demand obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interest payments. The short-term demand obligation rating addresses the ability of the issuer or the liquidity provider to make payments associated with the purchase-price-upon-demand feature (“demand feature”) of the VRDO. The short-term demand obligation rating uses the VMIG scale. VMIG ratings with liquidity support use as an input the short-term Counterparty Risk Assessment of the support provider, or the long-term rating of the underlying obligor in the absence of third-party liquidity support. Transitions of VMIG ratings of demand obligations with conditional liquidity support differ from transitions on the Prime scale to reflect the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.

For VRDOs, Moody’s typically assigns the VMIG short-term demand obligation rating if the frequency of the demand feature is less than every three years. If the frequency of the demand feature is less than three years but the purchase price is payable only with remarketing proceeds, the short-term demand obligation rating is “NR.”

Industrial development bonds in the United States where the obligor is a corporate may carry a VMIG rating that reflects Moody’s view of the relative likelihood of default and loss. In these cases, liquidity assessment is based on the liquidity of the corporate obligor.

VMIG-1. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections.

VMIG-2. This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections.

VMIG-3. This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections.

SG. This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural or legal protections.

S&P Global Ratings

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term issue credit ratings are generally assigned to those obligations considered short-term in the relevant market, typically with an original maturity of no more than 365 days. Short-term issue credit ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. S&P Global Ratings would typically assign a long-term issue credit rating to an obligation with an original maturity of greater than 365 days. However, the ratings assigned by S&P Global Ratings to certain instruments may diverge from these guidelines based on market practices. Medium- term notes are assigned long-term ratings.

Long-Term Issue Credit Ratings. Issue credit ratings are based, in varying degrees, on S&P Global Ratings analysis of the following considerations:

-The likelihood of payment—the capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

-The nature of and provisions of the financial obligation, and the promise imputed by S&P Global Ratings; and

-The protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

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An issue rating is an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA— An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA— An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB— An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB, B, CCC, CC, and C — Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB— An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B — An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC— An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC— An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C — An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D — An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

NR — This indicates that a rating has not been assigned or is no longer assigned.

Plus (+) or minus (-) — Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Short-Term Issue Credit Ratings. The following describes S&P Global Ratings’ short-term issue credit ratings.

A-1 — A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

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A-2 — A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3 — A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitment on the obligation.

B — A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C — A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D — A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

Municipal Short-Term Note Ratings. The following describes Standard & Poor’s Municipal Short-Term Note Ratings.

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:

-Amortization schedule — the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

-Source of payment — the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

SP-1. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2. Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3. Speculative capacity to pay principal and interest.

D. Assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Active Qualifiers

S&P Global Ratings uses the following qualifiers that limit the scope of a rating. The structure of the transaction can require the use of a qualifier such as a ‘p’ qualifier, which indicates the rating addresses the principal portion of the obligation only. A qualifier appears as a suffix and is part of the rating.

Federal deposit insurance limit: ‘L’ qualifier — Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

Principal: ‘p’ qualifier — This suffix is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ suffix indicates that the rating addresses the principal portion of the obligation only and that the interest is not rated.

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Preliminary ratings: ‘prelim’ qualifier — Preliminary ratings, with the ‘prelim’ suffix, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by S&P Global Ratings of appropriate documentation. S&P Global Ratings reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating.

-Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.

-Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation, and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or post-bankruptcy issuer as well as attributes of the anticipated obligation(s).

-Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in S&P Global Ratings’ opinion, documentation is close to final. Preliminary ratings may also be assigned to the obligations of these entities.

-Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing, or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, S&P Global Ratings would likely withdraw these preliminary ratings.

-A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

Termination structures: ‘t’ qualifier — This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

Counterparty instrument rating: ‘cir’ qualifier — This symbol indicates a counterparty instrument rating (CIR), which is a forward- looking opinion about the creditworthiness of an issuer in a securitization structure with respect to a specific financial obligation to a counterparty (including interest rate swaps, currency swaps, and liquidity facilities). The CIR is determined on an ultimate payment basis; these opinions do not take into account timeliness of payment.

Fitch Ratings, Inc. (“Fitch”)

International Long-Term Ratings

Investment Grade

AAA— Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA— Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A— High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB— Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

Speculative Grade

BB— Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists that supports the servicing of financial commitments.

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B — Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC— Substantial credit risk. Very low margin for safety. Default is a real possibility.

CC— Very high levels of credit risk. Default of some kind appears probable.

C — Near default. A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a ‘C’ category rating for an issuer include:

-The issuer has entered into a grace or cure period following non-payment of a material financial obligation;

-The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation;

-The formal announcement by the issuer or their agent of a distressed debt exchange;

-A closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent.

RD — Restricted default. ‘RD’ ratings indicate an issuer that in Fitch’s opinion has experienced:

-An uncured payment default or distressed debt exchange on a bond, loan, or other material financial obligation but

-Has not entered into bankruptcy filings, administration, receivership, liquidation, or other formal winding-up procedure, and

-Has not otherwise ceased operating. This would include:

-The selective payment default on a specific class or currency of debt;

-The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

-The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or ordinary execution of a distressed debt exchange on one or more material financial obligations.

D — Default. ‘D’ ratings indicate an issuer that in Fitch’s opinion has entered into bankruptcy filings, administration, receivership, liquidation, or other formal winding-up procedure or that has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default, categorized under ‘C,’ typically refers to the occasion where a payment default has been intimated by the issuer and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

International Short-Term Ratings. The following describes Fitch’s two highest short-term ratings:

F1. Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2. Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

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Notes to Long- and Short-term ratings:

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to ‘AAA’ ratings and ratings below the ‘CCC’ category. For the short-term rating category of ‘F1,’ a ‘+’ may be appended.

Withdrawn —The rating has been withdrawn and the issue or issuer is no longer rated by Fitch. Ratings that have been withdrawn will be indicated by the symbol ‘WD.’

Rating Watch — Rating Watches indicate that there is a heightened probability of a rating change and the likely direction of such a change. These are designated as “Positive,” indicating that a rating could stay at its present level or potentially be upgraded, “Negative,” to indicate that the rating could stay at its present level or potentially be downgraded, or “Evolving” if ratings may be raised, lowered, or affirmed. However, ratings can be raised or lowered without being placed on Rating Watch first.

A Rating Watch is typically event-driven and, as such, it is generally resolved over a relatively short period. The event driving the Watch may be either anticipated or have already occurred, but in both cases, the exact rating implications remain undetermined. The Watch period is typically used to gather further information and/or subject the information to further analysis. A Rating Watch must be reviewed and a RAC be published every six months after a rating has been placed on Rating Watch, except in the case described below.

Additionally, a Watch may be used where the rating implications are already clear, but where they remain contingent upon an event (e.g. shareholder or regulatory approval). The Watch will typically extend to cover the period until the event is resolved or its outcome is predictable with a high enough degree of certainty to permit resolution of the Watch. In these cases, where it has previously been communicated within the RAC that the Rating Watch will be resolved upon an event and where there are no material changes to the respective rating up to the event, the Rating Watch may not be reviewed within the six months interval. In any case, the affected ratings (and the Rating Watch) will remain subject to an annual review cycle.

Rating Outlook — Outlooks indicate the direction a rating is likely to move over a one- to two-year period. They reflect financial or other trends that have not yet reached or been sustained the level that would cause a rating action, but which may do so if such trends continue. A Positive Rating Outlook indicates an upward trend on the rating scale. Conversely, a Negative Rating Outlook signals a negative trend on the rating scale. Positive or Negative Rating Outlooks do not imply that a rating change is inevitable, and similarly, ratings with Stable Outlooks can be raised or lowered without a prior revision to the Outlook. Occasionally, where the fundamental trend has strong, conflicting elements of both positive and negative, the Rating Outlook may be described as “Evolving.”

Outlooks are currently applied on the long-term scale to certain issuer ratings in corporate finance (including sovereigns, industrials, utilities, financial institutions and insurance companies) and to both issuer ratings and obligations ratings in public finance in the United States; to issues in infrastructure and project finance; to Insurer Financial Strength Ratings; to issuer and/or issue ratings in a number of National Rating scales; and to the ratings of structured finance transactions and covered bonds. Outlooks are not applied to ratings assigned on the short-term scale. For financial institutions, Outlooks are not assigned to Viability Ratings, Support Ratings and Support Rating Floors. Derivative counterparty ratings are also not assigned Outlooks.

Ratings in the ‘CCC,’ ‘CC,’ and ‘C’ categories typically do not carry Outlooks since the volatility of these ratings is very high and outlooks would be of limited informational value. Defaulted ratings do not carry Outlooks.

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APPENDIX B

Summary of Proxy Voting Policies and Procedures

[The Board of Trustees has delegated to the Adviser the authority to vote proxies received by the Funds from the companies in which they invest (for this purpose, the “portfolio positions”). The Adviser has adopted policies and procedures (collectively, the “Policies”) regarding the voting of such proxies, which policies have been reviewed and approved by the Board of Trustees as appropriate to their management of the Funds’ assets. It is the policy of the Adviser to vote proxies on behalf of each client (e.g., each of the Funds) in a manner that serves the best interest of the client and enhances the economic value of the underlying portfolio securities held in the client’s account.

The Policies provide for procedures that address conflicts of interest between the Adviser and a client with respect to voting proxies. With regard to the Adviser this may involve review of a proposed vote by their compliance personnel and, in certain circumstances, will require consultation with the Board of Trustees. The Adviser may abstain from voting from time to time when it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote or in other situations where voting may not be practical or desirable.

The Adviser utilizes Institutional Shareholder Services Inc. (“ISS”), a third-party proxy voting service, for recommendations as to voting on particular issues, for technical assistance in tracking instances in which the Funds have the opportunity to vote and in transmitting voting instructions to the relevant corporate issuer or its proxy tabulation agents. The Adviser utilizes ISS as a resource to enable it to make better-informed proxy voting decisions and to limit the potential for conflicts in the proxy voting process. The Adviser has analyzed and determined the relevant ISS proxy guidelines to be largely consistent with the views of the Adviser on various types of proxy proposals, which typically seek to be consistent with the best interests of the client and with enhancing the economic value of the underlying portfolio securities. While other services or recommendations may be considered from time to time, including Glass, Lewis

&Co., LLC, the Adviser principally employs the proxy voting services provided by ISS. As a practical matter, in most cases, the Adviser votes client proxies in a manner consistent with the voting recommendation of ISS. However, the Adviser evaluates individual proxies in accordance with the Policies and may determine to depart from the recommendation of its proxy voting service provider in voting a proxy.

Information regarding the proxy-voting record of the Trust for the most recent twelve-month period ended June 30 is available (i) without charge, upon request, by calling the Trust at 800.334.2143; or (ii) at www.firsteagle.com/individuals-home. This information also is available on the SEC’s website at http://www.sec.gov.]

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The information in this statement of additional information (SAI) is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state in which the offer or sale is not permitted.

Subject to Completion | Preliminary Statement of Additional Information

VICTORY PORTFOLIOS V
STATEMENT OF ADDITIONAL INFORMATION
[	], 2026
FUND NAME	CLASS	CLASS	CLASS	CLASS
	A	C	Y	R6
[Victory Diamond Hill Small Cap Fund]	[ ]	[ ]	[ ]	[ ]
[Victory Diamond Hill Small-Mid Cap Fund]	[ ]	[ ]	[ ]	[ ]
[Victory Diamond Hill Mid Cap Fund]	[ ]	[ ]	[ ]	[ ]
[Victory Diamond Hill Large Cap Fund]	[ ]	[ ]	[ ]	[ ]
[Victory Diamond Hill Select Fund]	[ ]	[ ]	[ ]	[ ]
[Victory Diamond Hill Long-Short Fund]	[ ]	[ ]	[ ]	[ ]
[Victory Diamond Hill Short Duration Income Fund]	[ ]	[ ]	[ ]	[ ]
[Victory Diamond Hill Core Bond Fund]	[ ]	[ ]	[ ]	[ ]
[Victory Diamond Hill Core Plus Bond Fund]	[ ]	[ ]	[ ]	[ ]

(each a “Fund” and together, the “Funds”)

Each Fund is a series of Victory Portfolios V (the “Trust”)

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with each Fund’s prospectus, dated [ ], 2026, as it may be amended or supplemented from time to time (each, a “Prospectus”). This SAI is incorporated by reference, in its entirety, into each Prospectus. Copies of the Prospectus of each Fund can be obtained without charge upon request made to Victory Funds, [ ], by calling toll free [ ] or at [ ].

The audited financial statements, financial highlights, related notes and independent registered public accounting firm's reports for the predecessor Funds for the year ended December 31, 2025, included in Diamond Hill Funds Form N-CSR filed February 20, 2026 (Accession No. 0001398344-26-003421), and the unaudited financial statements, financial highlights and related notes for the six months ended June 30, 2026, included in Form N-CSRS filed August 26, 2026 (Accession No. 0001398344-26-015628), are incorporated by reference into this SAI. The acquiring Funds have not commenced operations.

GENERAL INFORMATION ............................................................................................................................................................	3
INVESTMENT OBJECTIVES, POLICIES, AND LIMITATIONS .............................................................................................................	3
INVESTMENT PRACTICES, INSTRUMENTS AND RISKS ...................................................................................................................	7
DETERMINING NET ASSET VALUE (“NAV”) AND VALUING PORTFOLIO SECURITIES.......................................................................	40
ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION .....................................................................................	41
MANAGEMENT OF THE TRUST...................................................................................................................................................	44
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS ................................................................................................................	45
INVESTMENT ADVISER AND OTHER SERVICE PROVIDERS...........................................................................................................	45
PORTFOLIO MANAGERS ............................................................................................................................................................	47
DISTRIBUTION AND SERVICE PLANS .........................................................................................................................................	51
CODE OF ETHICS .....................................................................................................................................................................	52
PROXY VOTING POLICIES AND PROCEDURES.............................................................................................................................	52
PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS ....................................................................................................	53
DIVIDENDS, CAPITAL GAINS AND DISTRIBUTIONS.....................................................................................................................	55
TAXES......................................................................................................................................................................................	56
ADDITIONAL INFORMATION .....................................................................................................................................................	65
APPENDIX A.............................................................................................................................................................................	71
APPENDIX B.............................................................................................................................................................................	79

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GENERAL INFORMATION

The Trust is a newly formed Delaware statutory trust organized on October 23, 2026, and [is] registered as an open-end management investment company. This SAI relates to 9 series of the Trust. Other series of the Trust, if any, are described in separate offering documents.

Victory Capital Management Inc. (the “Adviser” or “Victory Capital”) is the Funds’ investment adviser. Each Fund’s investment objective(s), restrictions, and policies are more fully described below and in each Funds’ Prospectus. The Trust’s Board of Trustees (the “Board” or “Trustees”) may organize and offer shares of a new fund or liquidate a Fund or share class at any time.

Each Fund is a series of the Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

Predecessor Fund	Fund
Diamond Hill Small Cap Fund	[Victory Diamond Hill Small Cap Fund]
Diamond Hill Small-Mid Cap Fund	[Victory Diamond Hill Small-Mid Cap Fund]
Diamond Hill Mid Cap Fund	[Victory Diamond Hill Mid Cap Fund]
Diamond Hill Large Cap Fund	[Victory Diamond Hill Large Cap Fund]
Diamond Hill Select Fund	[Victory Diamond Hill Select Fund]
Diamond Hill Long-Short Fund	[Victory Diamond Hill Long-Short Fund]
Diamond Hill Short Duration Income Fund	[Victory Diamond Hill Short Duration Income Fund]
Diamond Hill Core Bond Fund	[Victory Diamond Hill Core Bond Fund]
Diamond Hill Core Plus Bond Fund	[Victory Diamond Hill Core Plus Bond Fund]

Upon completion of the Reorganizations, expected in the first quarter of 2027, each Fund will succeed to the performance and financial history of its corresponding Predecessor Fund, which will be the accounting and performance survivor.

Much of the information contained in this SAI expands on subjects discussed in each Fund’s Prospectus. Capitalized terms not defined herein are used as defined in the Prospectuses. No investment in shares of a Fund should be made without first reading that Fund’s Prospectus.

In this SAI, the Funds may be referred to as the “Small Cap Fund,” “Small-Mid Cap Fund,” “Mid Cap Fund,” “Large Cap Fund,” “Select Fund,” “Long-Short Fund,” “Short Duration Income Fund,” “Core Bond Fund” and “Core Plus Bond Fund,” respectively. References to a Predecessor Fund by a short name have the corresponding meaning.

INVESTMENT OBJECTIVES, POLICIES, AND LIMITATIONS

Investment Objectives

Each Fund’s investment objective is [non-fundamental], meaning it may be changed by a vote of the Trustees without a vote of the holders of a majority of the Fund’s outstanding voting securities. There can be no assurance that a Fund will achieve its investment objective.

Small Cap Fund. The investment objective of the Small Cap Fund is to provide long-term capital appreciation. The Small Cap Fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with small market capitalizations that the Adviser believes are undervalued. Equity securities consist of common and preferred stocks. Small cap companies are defined as companies with market capitalizations at the time of purchase below $3 billion or in the range of those market capitalizations of companies included in the Russell 2000® Index at the time of purchase. The capitalization range of the Russell 2000® Index is between $12.1 million and $35.8 billion as of January 31, 2026. The size of the companies included in the Russell 2000® Index will change with market conditions.

Small-Mid Cap Fund. The investment objective of the Small-Mid Cap Fund is to provide long-term capital appreciation. The Small- Mid Cap Fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with small and medium market capitalizations that the Adviser believes are undervalued. Equity securities consist of common and preferred stocks. Small and mid cap companies are defined as companies with market capitalizations at the time of purchase between $500 million and $10 billion or in the range of those market capitalizations of companies included in the Russell 2500® Index at the time of purchase. The capitalization range of the Russell 2500® Index is between $12.1 million and $84.5 billion as of January 31, 2026. The size of the companies included in the Russell 2500® Index will change with market conditions.

Mid Cap Fund. The investment objective of the Mid Cap Fund is to provide long-term capital appreciation. The Mid Cap Fund, under

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normal market conditions, invests at least 80% of its net assets in U.S. equity securities with medium market capitalizations that the Adviser believes are undervalued. Equity securities consist of common and preferred stocks. Mid cap companies are defined as companies with market capitalizations at the time of purchase between $1.5 billion and $20 billion or in the range of those market capitalizations of companies included in the Russell Midcap® Index at the time of purchase. The capitalization range of the Russell Midcap® Index is between $1.2 billion and $89.5 billion as of January 31, 2026. The size of the companies included in the Russell Midcap® Index will change with market conditions.

Large Cap Fund. The investment objective of the Large Cap Fund is to provide long-term capital appreciation. The Large Cap Fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with large market capitalizations (“large cap”) that the Adviser believes are undervalued. Equity securities consist of common and preferred stocks. Large cap companies are defined as companies with market capitalizations at the time of purchase of $5 billion or greater.

Select Fund. The investment objective of the Select Fund is to provide long-term capital appreciation. The Select Fund, under normal market conditions, invests its assets in U.S. equity securities of any size capitalization that the Adviser believes are undervalued. Equity securities consist of common and preferred stocks. The Fund is non-diversified and intends to focus its investments in a limited number of securities.

Long-Short Fund. The investment objective of the Long-Short Fund is to provide long-term capital appreciation. The Long-Short Fund, under normal market conditions, invests its assets in U.S. equity securities of any size capitalization that the Adviser believes are undervalued and selling short U.S. equity securities of any size capitalization the Adviser believes are overvalued. Equity securities consist of common and preferred stocks. The Long-Short Fund also will sell securities short. Short sales are effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the Long-Short Fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Long-Short Fund must borrow the security, and the Long-Short Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Long-Short Fund. The frequency of short sales will vary substantially in different periods, and it is not intended that any specified portion of the Long-Short Fund’s assets will as a matter of practice be invested in short sales. The Long-Short Fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 40% of the value of the Long-Short Fund’s net assets.

[Short Duration Income Fund. The Fund seeks to maximize total return consistent with the preservation of capital. The Fund, under normal market conditions, intends to provide total return by investing in a diversified portfolio of fixed income securities, including bonds, debt securities and other similar U.S. dollar-denominated instruments issued by various U.S. public- or private-sector entities, by non-U.S. corporations or U.S. affiliates of non-U.S. corporations, including those in emerging markets. The Fund may invest a significant portion of its assets in securitized bond investments at the discretion of Victory Capital Management Inc. (the “Adviser”). Securitized bond investments are also referred to as “structured product securities” or “structured products.” Securitized bond investments include interests in pools of secured loans backed by commercial real estate, residential real estate, commercial or consumer loans, and securitizations such as agency and non-agency mortgage-backed securities (“MBS”) (including commercial mortgage-backed securities (“CMBS”), residential mortgage-backed securities (“RMBS”), and collateralized mortgage obligations (“CMOs”)), asset-backed securities (“ABS”), and other similar securities and related instruments. Agency MBS are issued or guaranteed by the U.S. government, its agencies or instrumentalities, which include mortgage pass-through securities representing interests in pools of mortgage loans issued or guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), the Student Loan Marketing Association (“SLMA” or “Sallie Mae”) or the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). The Fund may also invest in other fixed income instruments, which include bonds, debt or credit securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities at the discretion of the Adviser. Under normal circumstances, the Fund will maintain an average portfolio duration of less than three, although under certain market conditions, such as periods of significant volatility in interest rates and spreads, the Fund’s average duration may be longer than three. Duration is an approximate measure of a bond’s price sensitivity to changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). The Fund may invest in individual fixed income securities with effective durations in excess of three, provided, however, such investments are made within the constraints above. The Fund may invest up to 35% of its assets in below investment grade securities, including those referred to as “junk bonds” (or the unrated equivalent) at the time of purchase. When selecting securities for the Fund, the Adviser performs a risk/reward analysis that includes an evaluation of credit risk, interest rate risk, prepayment risk, and the legal and technical structure of the security. The Adviser will attempt to take advantage of inefficiencies that it believes exist in the fixed income markets, such as the diversity of participants working with different objectives and repeated temporary supply-demand imbalances. The Adviser seeks to invest in securities that the Adviser expects to offer attractive prospects for income and/or capital appreciation in relation to the risk borne.]

[The Short Duration Income name, strategy and Arthur Cheng portfolio-manager addition reflect the changes expected to become effective October 30, 2026, as described in the N-14. The actual effective-date confirmation and final acquiring-series legal name are [●].]

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Core Bond Fund. The investment objective of the Core Bond Fund is to maximize total return consistent with the preservation of capital. The Core Bond Fund, under normal market conditions, intends to provide total return by investing at least 80% of its net assets at the time of purchase (plus any amounts borrowed for investment purposes) in a diversified portfolio of investment grade, fixed income securities, including bonds, debt securities and other similar U.S. dollar-denominated instruments issued by various U.S. public- or private-sector entities, by non-U.S. corporations or U.S. affiliates of non-U.S. corporations, including those in emerging markets. The Core Bond Fund may invest a significant portion or all of its assets in interests in pools of mortgage-related and mortgage-backed securities at the discretion of the Adviser. Under normal circumstances, the Core Bond Fund will maintain an average portfolio duration of plus or minus 20% of the duration of the Bloomberg US Aggregate Bond Index. The Bloomberg US Aggregate Bond Index is a broad-based index that represents the investment grade, U.S. dollar-denominated fixed-rate taxable bond market. Duration of the Bloomberg US Aggregate Bond Index was 5.95 as of its last reconstitution date of January 31, 2026. Duration is an approximate measure of a bond’s price sensitivity to changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve).

Core Plus Bond Fund. The investment objective of the Core Plus Bond Fund is to maximize total return consistent with the preservation of capital. The Core Plus Bond Fund, under normal market conditions, intends to provide total return by investing at least 80% of its net assets at the time of purchase (plus any amounts borrowed for investment purposes) in a diversified portfolio of fixed income securities, including bonds, debt securities, bank loans and other similar U.S. dollar-denominated instruments issued by various U.S. public- or private-sector entities, or by non-U.S. corporations or U.S. affiliates of non-U.S. corporations, including those in emerging markets. The Core Plus Bond Fund may invest a significant portion or all of its assets in securitized bond investments also referred to as “structured product securities” or “structured products.” Securitized bond investments include interests in pools of secured loans backed by commercial real estate, residential real estate, commercial or consumer loans, and securitizations such as collateralized debt obligations, collateralized loan obligations (“CLOs”), agency and non-agency mortgage-backed securities (“MBS”) (including commercial mortgage-backed securities (“CMBS”), residential mortgage-backed securities (“RMBS”), and collateralized mortgage obligations (“CMOs”)), asset-backed securities (“ABS”), and other similar securities and related instruments at the discretion of the Adviser. The Core Plus Bond Fund may invest up to 35% of its net assets in below-investment grade securities, including those referred to as “junk bonds” (or the unrated equivalent) at the time of purchase. Under normal circumstances, the Core Plus Bond Fund will maintain an average portfolio duration of plus or minus 20% of the duration of the Bloomberg US Aggregate Bond Index. The Bloomberg US Aggregate Bond Index is a broad-based index that represents the investment grade, U.S. dollar-denominated fixed-rate taxable bond market. Duration of the Bloomberg US Aggregate Bond Index was 5.95 years as of its last reconstitution date of January 31, 2026. Duration is an approximate measure of a bond’s price sensitivity to changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve).

Defensive Strategy Applicable to all Funds. Under a defensive strategy, the Funds may hold cash and/or invest up to 100% of their assets in high quality debt securities or money market instruments of U.S. or foreign issuers. In such a case, a Fund may not be able to pursue, and may not achieve, its investment objective. It is impossible to predict whether, when or for how long a Fund will employ defensive strategies.

There can be no assurance that a Fund’s stated objective will be realized.

[Investment Policies and Limitations of the Funds

Unless a policy of a Fund is expressly deemed to be a fundamental policy, changeable only by an affirmative vote of the holders of a majority of that Fund’s outstanding voting securities, the Fund’s policies are non-fundamental and may be changed without a shareholder vote.

A Fund may, following notice to its shareholders, employ other investment practices that presently are not contemplated for use by the Fund or that currently are not available but that may be developed to the extent such investment practices are both consistent with the Fund’s investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described in the Fund’s Prospectus.

A Fund’s classification and sub-classification is a matter of fundamental policy. Each Fund is classified as an open-end investment company. Except for Select Fund, which is non-diversified, each Fund is sub-classified as a diversified investment company, which under the Investment Company Act of 1940, as amended (“1940 Act”) means that, with respect to 75% of a Fund’s total assets, the Fund may not invest in securities of any issuer if, immediately after such investment, (i) more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of that issuer or (ii) more than 10% of the outstanding voting securities of the issuer would be held by the Fund (this limitation does not apply to obligations of the U.S. government, its agencies or instrumentalities, and securities of other investment companies). A diversified fund is not subject to this limitation with respect to the remaining 25% of its total assets. In addition, each Fund has elected to qualify as a “regulated investment company” under the United States Internal Revenue

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Code of 1986, as amended (the “Code”). To qualify as a regulated investment company, the Funds must meet certain diversification requirements as determined at the close of each quarter of each taxable year. The Code’s diversification test is described in “TAXES.”

The policies and limitations stated in this SAI supplement the Funds’ investment policies set forth in each Fund’s Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset except in the case of borrowing (or other activities that may be deemed to result in the issuance of a “senior security” under the 1940 Act). Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund’s investment policies and limitations. If the value of a Fund’s holdings of illiquid investments at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board will consider what actions, if any, are appropriate to maintain adequate liquidity.

Fundamental Investment Restrictions

Select Fund is non-diversified; the other Funds covered by this SAI are diversified.

The following policies are fundamental and may not be changed without approval of a majority of the outstanding voting securities of the applicable Fund, as defined in the 1940 Act.

1.Each Fund may not borrow money except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

2.Each Fund may not issue senior securities except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

3.Each Fund may not engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

4.Each Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

5.Each Fund will not purchase or sell commodities or contracts related to commodities except to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

6.Each Fund will not lend money or other assets except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

7.Each Fund will not make any investment if, as a result, the Fund’s investments will be concentrated in any one industry except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority. This limitation does not apply to U.S. Government and Agency Securities, securities of other investment companies, and state, territorial or municipal securities or such other securities as may be excluded for this purpose under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief or SEC or SEC staff interpretations.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph (1) above. With respect to paragraph (1) above, if asset coverage on borrowing at any time falls below 300% for a Fund, within three days (or such longer period as the SEC may prescribe by rule or regulation) that Fund will reduce the amount of its borrowings to the extent that asset coverage of such borrowings will be at least 300%.

With respect to the fundamental policy relating to concentration set forth in paragraph 7 above, the Trust applies industry classifications to the receivables underlying MBS and ABS issued by private originators or issuers.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association, corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation, or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation, or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

Non-Fundamental Investment Policies

1.Pledging. A Fund will not mortgage, pledge, hypothecate, or in any manner transfer, as security for indebtedness, any of its assets except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

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2.Borrowing. A Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

3.Margin Purchases. A Fund will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

4.Options. A Fund will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and this SAI.

5.Reverse Repurchase Agreements. Other than the Short Duration Income Fund, the Core Bond Fund and the Core Plus Bond Fund, a Fund will not enter into reverse repurchase agreements.]

INVESTMENT PRACTICES, INSTRUMENTS AND RISKS

In addition to the principal investment strategies and the principal risks of the Funds described in each Prospectus, each Fund may, but will not necessarily, employ other investment practices and may be subject to additional risks which are described further below. Because the following is a combined description of investment strategies and risks for all of the Funds, certain strategies and/or risks described below may not apply to every Fund. Unless a strategy or policy described below is specifically prohibited with respect to a particular Fund by the investment restrictions listed in the Prospectus, under “Investment Objectives Policies and Limitations” in this SAI, or by applicable law, a Fund may, but will not necessarily, engage in each of the practices described below. Restrictions or policies stated as a maximum percentage of the Funds’ assets are only applied immediately after a portfolio investment to which the policy or restriction is applicable (other than the limitations on borrowing and illiquid investments and any requirements that apply on an ongoing basis, including Rule 35d-1). Accordingly, any later increase or decrease in a percentage resulting from a change in values, net assets or other circumstances will not be considered in determining whether the investment complies with the Funds’ restrictions and policies. Applicable Rule 35d-1 basket-review and temporary-departure requirements and Rule 22e-4 liquidity monitoring, reporting and remedial requirements continue to apply.

Policies and Techniques Applicable to All Funds

For ease of reference, while the discussions below often refer to investments in “securities,” the Funds may invest in many types of assets that include commodities, bank loans, derivatives, etc. A discussion of the risks of particular types of “securities” therefore should be understood to refer to the risks of that type of investment more generally (e.g., foreign securities risks should be understood to describe risks of investing in non-U.S. markets generally, regardless of investment type, and illiquid securities should be understood to describe illiquid investments, as described in Rule 22e-4 under the 1940 Act). Moreover, while the discussions below often refer to investments in securities or debt of “a company” or “companies,” references to “a company” or “companies” should be understood, as the context requires, to also refer to other types of issuers, including municipal issuers.

Investment Policies, Techniques and Risks of the Funds

Asset-Backed Securities

ABS consist of securities secured by company receivables, home equity loans, truck and auto loans, leases, or credit card receivables. ABS also include other securities backed by other types of receivables or other assets, including collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. Such assets are generally securitized through the use of trusts or special purpose corporations. ABS are backed by a pool of assets representing the obligations often of a number of different parties. Certain of these securities may be illiquid.

ABS are generally subject to the risks of the underlying assets. In addition, ABS, in general, are subject to certain additional risks including depreciation, damage or loss of the collateral backing the security, failure of the collateral to generate the anticipated cash flow or in certain cases more rapid prepayment because of events affecting the collateral, such as accelerated prepayment of loans backing these securities or destruction of equipment subject to equipment trust certificates. In addition, the underlying assets (for example, the underlying credit card debt) may be refinanced or paid off prior to maturity during periods of declining interest rates. Changes in prepayment rates can result in greater price and yield volatility. If ABS are pre-paid, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. Under certain prepayment rate scenarios, a Fund may fail to recover additional amounts paid (i.e., premiums) for securities with higher interest rates, resulting in an unexpected loss.

A CBO is a trust or other special purpose entity (“SPE”) which is typically backed by a diversified pool of fixed income securities (which may include high risk, below investment grade securities). A CLO is a trust or other SPE that is typically collateralized by a pool of loans, which may include, among others, U.S. and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Although certain CDOs may receive credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always

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be present and may fail to protect a Fund against the risk of loss on default of the collateral. Certain CDOs may use derivatives contracts to create “synthetic” exposure to assets rather than holding such assets directly, which entails the risks of derivative instruments described elsewhere in this SAI. CDOs may charge management fees and administrative expenses, which are in addition to those of a Fund.

For both CBOs and CLOs, the cash flows from the SPE are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the SPE and serves to protect the other, more senior tranches from default (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from a CBO or CLO typically has higher ratings and lower yields than its underlying securities and may be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as investor aversion to CBO or CLO securities as a class. Interest on certain tranches of a CDO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities. However, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities and ABS generally discussed elsewhere in this SAI, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization (“NRSRO”); (iii) a Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by a Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.

Auction Rate Securities

Auction rate securities consist of auction rate Municipal Securities and auction rate preferred securities sold through an auction process issued by closed-end investment companies, municipalities and governmental agencies. For more information on risks associated with Municipal Securities, see “Municipal Securities” below.

Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. Since February 2008, numerous auctions have failed due to insufficient demand for securities and have continued to fail for an extended period of time. Failed auctions may adversely impact the liquidity of auction rate securities investments. Although some issuers of auction rate securities are redeeming or are considering redeeming such securities, such issuers are not obligated to do so and, therefore, there is no guarantee that a liquid market will exist for a Fund’s investments in auction rate securities at a time when the Fund wishes to dispose of such securities.

Dividends on auction rate preferred securities issued by a closed-end fund may be designated as exempt from federal income tax to the extent they are attributable to tax-exempt interest income earned by the closed-end fund on the securities in its portfolio and distributed to holders of the preferred securities. However, such designation may be made only if the closed-end fund treats preferred securities as equity securities for federal income tax purposes and the closed-end fund complies with certain requirements under the Code.

A Fund’s investment in auction rate preferred securities of closed-end funds is subject to limitations on investments in other U.S. registered investment companies, which limitations are prescribed under the Company Act. Except as permitted by rule or exemptive order (see “Investment Company Securities” below for more information), a Fund is generally prohibited from acquiring more than 3% of the voting securities of any other such investment company, and investing more than 5% of a Fund’s total assets in securities of any one such investment company or more than 10% of its total assets in securities of all such investment companies. A Fund will indirectly bear its proportionate share of any management fees paid by such closed-end funds in addition to the advisory fee payable directly by the Fund.

Bank Obligations

Bank obligations consist of bankers’ acceptances, certificates of deposit, and time deposits.

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“Bankers’ Acceptances” are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers’ acceptances invested in by a Fund will be those guaranteed by U.S. and non-U.S. banks and savings and loan associations having, at the time of investment, total assets in excess of $1 billion (as of the date of their most recently published financial statements).

“Certificates of Deposit” are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit will be those of U.S. and non-U.S. branches of U.S. commercial banks which are members of the Federal Reserve System or the deposits of which are insured by the Federal Deposit Insurance Corporation ("FDIC"), and in certificates of deposit of U.S. savings and loan associations the deposits of which are insured by the FDIC if, at the time of purchase, such institutions have total assets in excess of $1 billion (as of the date of their most recently published financial statements). Certificates of deposit may also include those issued by non-U.S. banks with total assets at the time of purchase in excess of the equivalent of $1 billion.

A Fund may also invest in Eurodollar certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by branches of non-U.S. and U.S. banks located outside the U.S., and Yankee certificates of deposit, which are certificates of deposit issued by a U.S. branch of a non-U.S. bank denominated in U.S. dollars and held in the U.S. A Fund may also invest in obligations (including banker’s acceptances and certificates of deposit) denominated in non-U.S. currencies (see “Non-U.S. Investments” herein).

“Time Deposits” are interest-bearing non-negotiable deposits at a bank or a savings and loan association that have a specific maturity date. A time deposit earns a specific rate of interest over a definite period of time. Time deposits cannot be traded on the secondary market and those exceeding seven days and with a withdrawal penalty are considered to be illiquid. A Fund utilizes demand deposits in connection with its day-to-day operations. Time deposits will be maintained only at banks or savings and loan associations from which a Fund could purchase certificates of deposit.

Borrowings

A Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Fund’s assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. If a Fund utilizes borrowings, for investment purposes or otherwise, it may pledge up to 33⅓% of its total assets to secure such borrowings. Provisions of the Company Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of a Fund’s total assets made for temporary administrative or emergency purposes. Any borrowings for temporary administrative purposes in excess of 5% of a Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing will tend to exaggerate the effect on net asset value ("NAV") of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Commercial Paper

Commercial paper is defined as short-term obligations, generally with maturities from 1 to 270 days issued by banks or bank holding companies, corporations and finance companies. Although commercial paper is generally unsecured, a Fund may also purchase secured commercial paper. In the event of a default of an issuer of secured commercial paper, a Fund may hold the securities and other investments that were pledged as collateral even if it does not invest in such securities or investments. In such a case, a Fund would take steps to dispose of such securities or investments in a commercially reasonable manner. Commercial paper includes master demand obligations. See “Variable and Floating Rate Instruments” below.

Certain Funds may also invest in Canadian commercial paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a non-U.S. issuer. See “Risk Factors of Non-U.S. Investments” below.

Custodial Receipts

A Fund may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not considered U.S. government securities and are not backed by the full faith and credit of the U.S. government. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.

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Demand Features

A Fund may acquire securities that are subject to puts and standby commitments (“Demand Features”) to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The Demand Feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party and may not be transferred separately from the underlying security. The underlying securities subject to a put may be sold at any time at market rates. Applicable Funds expect that they will acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if advisable or necessary, a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security. Demand Features provided by non-U.S. banks involve certain risks associated with non-U.S. investments. See “Non-U.S. Investments” for more information on these risks.

Under a “stand-by commitment,” a dealer would agree to purchase, at a Fund’s option, specified securities at a specified price. A Fund will acquire these commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments may also be referred to as put options.

The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Fund to meet redemption requests and remain as fully invested as possible.

Fixed Income Securities

Below Investment Grade Securities. Securities that were rated investment grade at the time of purchase may subsequently be rated below investment grade by NRSROs. Certain Funds that do not invest in below investment grade securities as a main investment strategy may nonetheless continue to hold such securities if the Adviser believes it is advantageous for the Fund to do so. The high degree of risk involved in these investments can result in substantial or total losses. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities also can change suddenly and unexpectedly.

Corporate Debt Securities. Each Fund may invest in debt securities of corporate issuers. In addition to corporate bonds, each Fund may invest in debt securities such as trust preferred securities, convertible securities, preferred convertible securities, contingent convertible securities, preferred stock, equity securities, U.S. Government and Agency securities and MBS or ABS. All debt securities are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. For example, higher ranking (senior) debt securities have a higher repayment priority than lower ranking (subordinated) debt securities. Fixed income securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

High Yield/High Risk Securities/Junk Bonds. High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by S&P Global Ratings (“S&P”) and Bal or lower by Moody’s Investors Service, Inc. (“Moody’s”)) or unrated but determined by the Adviser to be of comparable quality. Other terms used to describe such securities include “lower rated bonds,” “non-investment grade bonds,” “below investment grade bonds,” and “junk bonds.” These securities are considered to be high-risk investments.

High yield securities are regarded as predominately speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest, a Fund would experience a decrease in income and a decline in the market value of its investments. A Fund may also incur additional expenses in seeking recovery from the issuer.

The income and market value of lower rated securities may fluctuate more than higher rated securities. Non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower rated securities may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn.

It is often more difficult to value lower rated securities than higher rated securities. If an issuer’s financial condition deteriorates, accurate financial and business information may be limited or unavailable. The lower rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower rated securities, valuation of such investments is much more dependent on the judgment of the Adviser than is the case with higher rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower-rated securities at times. As a result, a Fund that invests in lower rated securities may be required to sell investments at substantial losses or retain them indefinitely even where

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an issuer’s financial condition is deteriorating.

Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.

Future legislation may have a possible negative impact on the market for high yield, high risk bonds. As an example, in the late 1980s, legislation required federally-insured savings and loan associations to divest their investments in high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on a Fund’s investments in lower rated securities.

Inflation-Linked Debt Securities. Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as Treasury Inflation Protected Securities (“TIPS”), as well as securities issued by other entities such as corporations, municipalities, non-U.S. governments and non-U.S. issuers, including non-U.S. issuers from emerging markets. See also “Non-U.S. Investments.” Typically, such securities are structured as fixed income investments whose principal value is periodically adjusted according to the rate of inflation. The following two structures are common: (i) the U.S. Treasury and some other issuers issue inflation-linked securities that accrue inflation into the principal value of the security and (ii) other issuers may pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon. Other types of inflation-linked securities exist which use an inflation index other than the CPI.

Inflation-linked securities issued by the U.S. Treasury, such as TIPS, have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. Typically, TIPS pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation of 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation, although the inflation-adjusted principal received could be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. However, the current market value of the bonds is not guaranteed and will fluctuate. Other inflation-related bonds exist which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-linked securities is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-linked securities.

While inflation-linked securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-linked securities is tied to the CPI for All Urban Consumers (“CPI-U”), which is not seasonally adjusted and which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-linked securities issued by a non-U.S. government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or a non-U.S. inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a non-U.S. country will be correlated to the rate of inflation in the U.S.

Any increase in the principal amount of an inflation-linked security will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Convertible Securities. Convertible securities include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Generally, convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

The terms of any convertible security determine its ranking in a company’s capital structure. In the case of subordinated convertible debentures, the holders’ claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders’ claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

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Convertible securities have characteristics similar to both debt and equity securities. Due to the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying common stock. As a result, selection of convertible securities, to a great extent, is based on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions. In some cases, the issuer may cause a convertible security to convert to common stock. In other situations, it may be advantageous for a Fund to cause the conversion of convertible securities to common stock. If a convertible security converts to common stock, a Fund may hold such common stock in its portfolio even if it does not ordinarily invest in common stock.

A Fund may invest in contingent securities structured as contingent convertible securities also known as CoCos. Contingent convertible securities are typically issued by non-U.S. banks and are designed to behave like bonds in times of economic health yet absorb losses when a pre-determined trigger event occurs (the “Trigger Event”). A contingent convertible security is a hybrid debt security either convertible into equity at a predetermined share price or written down in value based on the specific terms of the individual security if a pre-specified Trigger Event occurs. Unlike traditional convertible securities, the conversion of a contingent convertible security from debt to equity is “contingent” and will occur only in the case of a Trigger Event. Trigger Events vary by instrument and are defined by the documents governing the contingent convertible security. Such Trigger Events may include a decline in the issuer’s capital below a specified threshold level, increase in the issuer’s risk weighted assets, the share price of the issuer falling to a particular level for a certain period of time and certain regulatory events.

Contingent convertible securities are subject to the credit, interest rate, high yield security, non-U.S. security and markets risks associated with bonds and equities, and to the risks specific to convertible securities in general. Contingent convertible securities are also subject to additional risks specific to their structure including conversion risk. Because Trigger Events are not consistently defined among contingent convertible securities, this risk is greater for contingent convertible securities that are issued by banks with capital ratios close to the level specified in the Trigger Event.

In addition, coupon payments on contingent convertible securities are discretionary and may be cancelled by the issuer at any point, for any reason, and for any length of time. The discretionary cancellation of payments is not an event of default and there are no remedies to require re-instatement of coupon payments or payment of any past missed payments. Coupon payments may also be subject to approval by the issuer’s regulator and may be suspended in the event there are insufficient distributable reserves. Due to uncertainty surrounding coupon payments, contingent convertible securities may be volatile and their price may decline rapidly in the event that coupon payments are suspended.

Contingent convertible securities typically are structurally subordinated to traditional convertible bonds in the issuer’s capital structure. In certain scenarios, investors in contingent convertible securities may suffer a loss of capital ahead of equity holders or when equity holders do not. Contingent convertible securities are also subject to extension risk. Contingent convertible securities are perpetual instruments and may only be callable at pre-determined dates upon approval of the applicable regulatory authority. There is no guarantee that a Fund will receive return of principal on contingent convertible securities.

Convertible contingent securities are a newer form of instrument and the regulatory environment for these instruments continues to evolve. Because the market for contingent convertible securities is evolving, it is uncertain how the larger market for contingent convertible securities would react to a Trigger Event or coupon suspension applicable to a single issuer.

The value of contingent convertible securities is unpredictable and will be influenced by many factors such as:

(i)the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; (ii) supply and demand for contingent convertible securities; (iii) general market conditions and available liquidity; and (iv) economic, financial and political events that affect the issuer, its particular market or the financial markets in general.

Interfund Borrowing and Lending Program

Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”) dated October 2, 2019, the Funds may lend money to, and borrow money for temporary purposes from, other funds advised by the Adviser. Generally, the Funds will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund borrowings can have a maximum duration of seven days. Loans may be called on one day's notice. There is no assurance that a Fund will be able to borrow or lend under the program at any time, and the Fund may have to borrow from a bank at a higher interest rate if an interfund loan is unavailable, called, or not renewed. A delay in repayment to the lending Fund from a borrowing Fund could result in lost opportunity costs. Interfund loans are subject to the risk that the borrowing Fund could be unable to repay the loan when due. In the case of a default by a borrowing fund and to the extent that the loan is collateralized, the lending Fund could take possession of collateral that the Fund is not permitted to hold and, therefore, would be required to dispose of such collateral as soon as possible, which could result in a loss to the Fund.

Inverse Floaters and Interest Rate Caps

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Inverse floaters are instruments whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. The market value of an inverse floater will vary inversely with changes in market interest rates and will be more volatile in response to interest rate changes than that of a fixed rate obligation. Interest rate caps are financial instruments under which payments occur if an interest rate index exceeds a certain predetermined interest rate level, known as the cap rate, which is tied to a specific index. These financial products will be more volatile in price than securities which do not include such a structure.

Investment Company Securities

A Fund may invest in securities issued by other investment companies, including another Fund. Such securities will be acquired by a Fund to the extent permitted by the Company Act and consistent with its investment objective and strategies. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including management fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. Investing in another investment company will also subject a Fund to the risks associated with the other investment company.

To the extent a Fund invests in an underlying fund, because the Adviser provides services to and receives fees from the underlying fund, a Fund’s investment in the underlying fund benefits the Adviser. In addition, a Fund may hold a significant percentage of the shares of the underlying fund. As a result, a Fund’s investment in an underlying fund may create a conflict of interest. To the extent a Fund invests in an underlying fund, the Adviser has contractually agreed to waive the Fund’s fees in the pro rata amount of the management fee charged by the underlying fund.

Each Fund may also invest in various ETFs, open-end and closed-end funds, subject to the Fund’s investment objective, policies and strategies. Closed-end investment companies are a type of investment company the shares of which are not redeemable by the issuing investment company. The value of the shares is set by the transactions on the secondary market and may be higher or lower than the value of the portfolio securities that make up the closed-end investment company. A Fund also will incur brokerage costs when it purchases ETFs and closed-end funds. Furthermore, investments in other funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in a Fund.

Closed-end investment companies may trade infrequently, with small volume, which may make it difficult for a Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies. Closed-end funds may trade at a premium or discount which means that the price in the secondary market may be higher or lower than the calculated NAV.

Closed-end investment companies may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. A Fund’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on the Fund’s investment, but at the same time the closed-end fund may be expected to exhibit more volatility in market price and NAV than an investment in shares of investment companies without a leveraged capital structure.

Closed-end investment companies in which a Fund invests may issue auction preferred shares (“APS”). The dividend rate for the APS normally is set through an auction process. In the auction, holders of APS may indicate the dividend rate at which they would be willing to hold or sell their APS or purchase additional APS. The auction also provides liquidity for the sale of APS. A Fund may not be able to sell its APS at an auction if the auction fails. An auction fails if there are more APS offered for sale than there are buyers. A closed- end fund may not be obligated to purchase APS in an auction or otherwise, nor may the closed-end fund be required to redeem APS in the event of a failed auction. As a result, the Fund’s investment in APS may be illiquid. In addition, if a Fund buys APS or elects to retain APS without specifying a dividend rate below which it would not wish to buy or continue to hold those APS, a Fund could receive a lower rate of return on its APS than the market rate.

The price movement of an ETF may not track the underlying index and may result in a loss. Both ETFs and closed-end funds, like stocks, trade on exchanges such as the New York Stock Exchange ("NYSE"). Both are priced continuously and trade throughout the day.

Loans

Loans may include Senior Loans and secured and unsecured loans, second lien or more Junior Loans and Bridge Loans. Loans are typically arranged through private negotiations between borrowers in the U.S. or in non-U.S. or emerging markets which may be corporate issuers or issuers of sovereign debt obligations (“Obligors”) and one or more financial institutions and other lenders (“Lenders”). Generally, a Fund invests in Loans by purchasing Assignments of all or a portion of Loans or Participations from third parties.

A Fund has direct rights against the Obligor on the Loan when it purchases an Assignment. Because Assignments are arranged through

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private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. With respect to Participations, typically, a Fund will have a contractual relationship only with the Lender and not with the Obligor. The agreement governing Participations may limit the rights of a Fund to vote on certain changes which may be made to the Loan agreement, such as waiving a breach of a covenant. However, the holder of a Participation will generally have the right to vote on certain fundamental issues such as changes in principal amount, payment dates and interest rate. Participations may entail certain risks relating to the creditworthiness of the parties from which the Participations are obtained.

A Loan is typically originated, negotiated and structured by a U.S. or non-U.S. commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of Loan investors. The Agent typically administers and enforces the Loan on behalf of the other Loan investors in the syndicate. The Agent’s duties may include responsibility for the collection of principal and interest payments from the Obligor and the apportionment of these payments to the credit of all Loan investors. The Agent is also typically responsible for monitoring compliance with the covenants contained in the Loan agreement based upon reports prepared by the Obligor. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan investors. In the event of a default by the Obligor, it is possible, though unlikely, that a Fund could receive a portion of the borrower’s collateral. If a Fund receives collateral other than cash, any proceeds received from liquidation of such collateral will be available for investment as part of the Fund’s portfolio.

In the process of buying, selling and holding Loans, a Fund may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions and prepayment penalty fees. When a Fund buys or sells a Loan it may pay a fee. In certain circumstances, a Fund may receive a prepayment penalty fee upon prepayment of a Loan.

Additional Information concerning Senior Loans. Senior Loans typically hold the most senior position in the capital structure of the Obligor, are typically secured with specific collateral and have a claim on the assets and/or stock of the Obligor that is senior to that held by subordinated debtholders and shareholders of the Obligor. Collateral for Senior Loans may include (i) working capital assets, such as accounts receivable and inventory;

(ii)tangible fixed assets, such as real property, buildings and equipment; (iii) intangible assets, such as trademarks and patent rights; and/or (iv) security interests in shares of stock of subsidiaries or affiliates.

Additional Information concerning Junior Loans. Junior Loans include secured and unsecured loans including subordinated loans, second lien and more Junior Loans, and Bridge Loans. Second lien and more Junior Loans (“Junior Lien Loans”) are generally second or further in line in terms of repayment priority. In addition, Junior Lien Loans may have a claim on the same collateral pool as the first lien or other more senior liens or may be secured by a separate set of assets. Junior Loans generally give investors priority over general unsecured creditors in the event of an asset sale.

Additional Information concerning Bridge Loans. Bridge Loans are short-term loan arrangements (e.g., 12 to 18 months) typically made by an Obligor in anticipation of intermediate-term or long-term permanent financing. Most Bridge Loans are structured as floating-rate debt with step-up provisions under which the interest rate on the Bridge Loan rises the longer the Loan remains outstanding. In addition, Bridge Loans commonly contain a conversion feature that allows the Bridge Loan investor to convert its Loan interest to senior exchange notes if the Loan has not been prepaid in full on or prior to its maturity date. Bridge Loans typically are structured as Senior Loans but may be structured as Junior Loans.

Additional Information concerning Unfunded Commitments. Unfunded commitments are contractual obligations pursuant to which a Fund agrees to invest in a Loan at a future date. Typically, a Fund receives a commitment fee for entering into the Unfunded Commitment.

Additional Information concerning Synthetic Letters of Credit. Loans include synthetic letters of credit. In a synthetic letter of credit transaction, the Lender typically creates an SPE or a credit-linked deposit account for the purpose of funding a letter of credit to the borrower. When a Fund invests in a synthetic letter of credit, the Fund is typically paid a rate based on the Lender’s borrowing costs and the terms of the synthetic letter of credit. Synthetic letters of credit are typically structured as Assignments with a Fund acquiring direct rights against the Obligor.

Additional Information concerning Loan Originations. In addition to investing in Assignments and Participations, the Funds may originate Loans in which a Fund would lend money directly to a borrower by investing in limited liability companies or corporations that make loans directly to borrowers. The terms of the Loans are negotiated with borrowers in private transactions. Such Loans would be collateralized, typically with tangible fixed assets such as real property or interests in real property. Such Loans may also include mezzanine loans. Unlike Loans secured by a mortgage on real property, mezzanine loans are collateralized by an equity interest in a special purpose vehicle that owns the real property.

Limitations on Investments in Loan Assignments and Participations. If a government entity is a borrower on a Loan, the Funds will

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consider the government to be the issuer of an Assignment or Participation for purposes of a Fund’s fundamental investment policy that it will not invest 25% or more of its total assets in securities of issuers conducting their principal business activities in the same industry (i.e., non-U.S. government).

Risk Factors of Loans. Loans are subject to the risks associated with debt obligations in general including interest rate risk, credit risk and market risk. When a Loan is acquired from a Lender, the risk includes the credit risk associated with the Obligor of the underlying Loan. A Fund may incur additional credit risk when a Fund acquires a Participation in a Loan from another lender because the Fund must assume the risk of insolvency or bankruptcy of the other lender from which the Loan was acquired. To the extent that Loans involve Obligors in non-U.S. or emerging markets, such Loans are subject to the risks associated with non-U.S. investments or investments in emerging markets in general. The following outlines some of the additional risks associated with Loans.

High Yield Securities Risk. The Loans that a Fund invests in may not be rated by an NRSRO, will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. To the extent that such high yield Loans are rated, they typically will be rated below investment grade and are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under “High Yield/High Risk Securities/Junk Bonds.” Loans are vulnerable to market sentiment such that economic conditions or other events may reduce the demand for Loans and cause their value to decline rapidly and unpredictably.

Liquidity Risk. Although the Funds limit their investments in illiquid securities to no more than 15% of a Fund’s net assets at the time of purchase, Loans that are deemed to be liquid at the time of purchase may become illiquid or less liquid. No active trading market may exist for certain Loans and certain Loans may be subject to restrictions on resale or have a limited secondary market. Certain Loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The inability to dispose of certain Loans in a timely fashion or at a favorable price could result in losses to a Fund.

Collateral and Subordination Risk. With respect to Loans that are secured, a Fund is subject to the risk that collateral securing the Loan will decline in value or have no value or that the Fund’s lien is or will become junior in payment to other liens. A decline in value of the collateral, whether as a result of market value declines, bankruptcy proceedings or otherwise, could cause the Loan to be under collateralized or unsecured. In such event, a Fund may have the ability to require that the Obligor pledge additional collateral. A Fund, however, is subject to the risk that the Obligor may not pledge such additional collateral or a sufficient amount of collateral. In some cases, there may be no formal requirement for the Obligor to pledge additional collateral. In addition, collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy an Obligor’s obligation on a Loan. If a Fund was unable to obtain sufficient proceeds upon a liquidation of such assets, this could negatively affect Fund performance.

If an Obligor becomes involved in bankruptcy proceedings, a court may restrict the ability of a Fund to demand immediate repayment of the Loan by Obligor or otherwise liquidate the collateral. A court may also invalidate the Loan or the Fund’s security interest in collateral or subordinate the Fund’s rights under a Senior Loan or Junior Loan to the interest of the Obligor’s other creditors, including unsecured creditors, or cause interest or principal previously paid to be refunded to the Obligor. If a court required interest or principal to be refunded, it could negatively affect Fund performance. Such action by a court could be based, for example, on a “fraudulent conveyance” claim to the effect that the Obligor did not receive fair consideration for granting the security interest in the Loan collateral to a Fund. For Senior Loans made in connection with a highly leveraged transaction, consideration for granting a security interest may be deemed inadequate if the proceeds of the Loan were not received or retained by the Obligor, but were instead paid to other persons (such as shareholders of the Obligor) in an amount which left the Obligor insolvent or without sufficient working capital. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of a Fund’s security interest in Loan collateral. If a Fund’s security interest in Loan collateral is invalidated or a Senior Loan were subordinated to other debt of an Obligor in bankruptcy or other proceedings, the Fund would have substantially lower recovery, and perhaps no recovery on the full amount of the principal and interest due on the Loan, or the Fund could have to refund interest. Lenders and investors in Loans can be sued by other creditors and shareholders of the Obligors. Losses can be greater than the original Loan amount and occur years after the principal and interest on the Loan have been repaid.

Agent Risk. Selling Lenders, Agents and other entities who may be positioned between a Fund and the Obligor will likely conduct their principal business activities in the banking, finance and financial services industries. Investments in Loans may be more impacted by a single economic, political or regulatory occurrence affecting such industries than other types of investments. Entities engaged in such industries may be more susceptible to, among other things, fluctuations in interest rates, changes in the Federal Open Market Committee’s monetary policy, government regulations concerning such industries and concerning capital raising activities generally and fluctuations in the financial markets generally. An Agent, Lender or other entity positioned between a Fund and the Obligor may become insolvent or enter FDIC receivership or bankruptcy.

A Fund might incur certain costs and delays in realizing payment on a Loan or suffer a loss of principal and/ or interest if assets or interests held by the Agent, Lender or other party positioned between the Fund and the Obligor are determined to be subject to the claims of the Agent’s, Lender’s or such other party’s creditors.

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Regulatory Changes. To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make Loans, particularly in connection with highly leveraged transactions, the availability of Loans for investment may be adversely affected. Furthermore, such legislation or regulation could depress the market value of Loans held by a Fund.

Inventory Risk. Affiliates of the Adviser may participate in the primary and secondary market for Loans. Because of limitations imposed by applicable law, the presence of the Adviser’s affiliates in the Loan market may restrict a Fund’s ability to acquire some Loans, affect the timing of such acquisition or affect the price at which the Loan is acquired.

Information Risk. There is typically less publicly available information concerning Loans than other types of fixed income investments. As a result, a Fund generally will be dependent on reports and other information provided by the Obligor, either directly or through an Agent, to evaluate the Obligor’s creditworthiness or to determine the Obligor’s compliance with the covenants and other terms of the Loan Agreement. Such reliance may make investments in Loans more susceptible to fraud than other types of investments. In addition, because the Adviser may wish to invest in the publicly traded securities of an Obligor, it may not have access to material non-public information regarding the Obligor to which other Loan investors have access.

Junior Loan Risk. Junior Loans are subject to the same general risks inherent to any Loan investment. Due to their lower place in the Obligor’s capital structure and possible unsecured status, Junior Loans involve a higher degree of overall risk than Senior Loans of the same Obligor. Junior Loans that are Bridge Loans generally carry the expectation that the Obligor will be able to obtain permanent financing in the near future. Any delay in obtaining permanent financing subjects the Bridge Loan investor to increased risk. An Obligor’s use of Bridge Loans also involves the risk that the Obligor may be unable to locate permanent financing to replace the Bridge Loan, which may impair the Obligor’s perceived creditworthiness.

Mezzanine Loan Risk. In addition to the risk factors described above, mezzanine loans are subject to additional risks. Unlike conventional mortgage loans, mezzanine loans are not secured by a mortgage on the underlying real property but rather by a pledge of equity interests (such as a partnership or limited liability company membership) in the property owner or another company in the ownership structures that has control over the property. Such companies are typically structured as special purpose entities. Generally, mezzanine loans may be more highly leveraged than other types of Loans and subordinate in the capital structure of the Obligor. While foreclosure of a mezzanine loan generally takes substantially less time than foreclosure of a traditional mortgage, the holders of a mezzanine loan have different remedies available versus the holder of a first lien mortgage loan. In addition, a sale of the underlying real property would not be unencumbered, and thus would be subject to encumbrances by more senior mortgages and liens of other creditors. Upon foreclosure of a mezzanine loan, the holder of the mezzanine loan acquires an equity interest in the Obligor. However, because of the subordinate nature of a mezzanine loan, the real property continues to be subject to the lien of the mortgage and other liens encumbering the real estate. In the event the holder of a mezzanine loan forecloses on its equity collateral, the holder may need to cure the Obligor’s existing mortgage defaults or, to the extent permissible under the governing agreements, sell the property to pay off other creditors. To the extent that the amount of mortgages and senior indebtedness and liens exceed the value of the real estate, the collateral underlying the mezzanine loan may have little or no value.

Foreclosure Risk. There may be additional costs associated with enforcing a Fund’s remedies under a Loan including additional legal costs and payment of real property transfer taxes upon foreclosure in certain jurisdictions. As a result of these additional costs, a Fund may determine that pursuing foreclosure on the Loan collateral is not worth the associated costs. In addition, if a Fund incurs costs and the collateral loses value or is not recovered by the Fund in foreclosure, the Fund could lose more than its original investment in the Loan. Foreclosure risk is heightened for Junior Loans, including certain mezzanine loans.

Consumer Loans Risk. Investments in consumer loans expose the Funds to additional risks beyond those normally associated with more traditional debt instruments. A Fund's ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower and whether or not a loan is secured by collateral, although there is no assurance that the collateral securing a loan will be sufficient to satisfy the loan obligation. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. Transactions involving bank loans may have significantly longer settlement periods than more traditional investments (settlement can take longer than 7 days) and often involve borrowers whose financial condition is troubled or highly leveraged, which increases the risk that a Fund may not receive its proceeds in a timely manner or that the Fund may incur losses in order to pay redemption proceeds to its shareholders. In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities.

Master Limited Partnerships

MLPs are passive investment vehicles, in which 85% to 90% of operating profits and losses are usually passed through the ownership structure to the limited partners. This pass through creates passive income or losses, along with dividend and investment income. MLPs investment returns are enhanced during periods of declining/low interest rates and tend to be negatively influenced when interest rates are rising. As an income vehicle, the unit price can be influenced by general interest rate trends independent of specific underlying fundamentals. In addition, most MLPs are fairly leveraged and typically carry a portion of “floating” rate debt. As such, a significant

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upward swing in interest rates would also drive interest expense higher. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to transact accretive acquisitions.

Limitations on the use of MLPs: To maintain Internal Revenue Service (“IRS”) tax exempt status, investments in MLPs are limited to 25% of net assets.

Mortgage-Related Securities

Mortgages (Directly Held). Mortgages are debt instruments secured by real property. Unlike MBS, which generally represent an interest in a pool of mortgages, direct investments in mortgages involve prepayment and credit risks of an individual issuer and real property. Consequently, these investments require different investment and credit analysis by the Adviser.

Directly placed mortgages may include residential mortgages, multifamily mortgages, mortgages on cooperative apartment buildings, commercial mortgages, and sale-leasebacks. These investments are backed by assets such as office buildings, shopping centers, retail stores, warehouses, apartment buildings and single-family dwellings. In the event that a Fund forecloses on any non-performing mortgage, and acquires a direct interest in the real property, such Fund will be subject to the risks generally associated with the ownership of real property. There may be fluctuations in the market value of the foreclosed property and its occupancy rates, rent schedules and operating expenses. There may also be adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, increased real property taxes, rising interest rates, reduced availability and increased cost of mortgage borrowings, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors, acts of God and other factors which are beyond the control of a Fund or the Adviser. Hazardous or toxic substances may be present on, at or under the mortgaged property and adversely affect the value of the property. In addition, the owners of property containing such substances may be held responsible, under various laws, for containing, monitoring, removing or cleaning up such substances. The presence of such substances may also provide a basis for other claims by third parties. Costs of clean up or of liabilities to third parties may exceed the value of the property. In addition, these risks may be uninsurable. In light of these and similar risks, it may be impossible to dispose profitably of properties in foreclosure.

Mortgage-Backed Securities (CMOs and REMICs). MBS include CMOs and REMICs. A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property and other permitted investments.

MBS represent pools of mortgage loans assembled for sale to investors by:

●various governmental agencies such as Ginnie Mae;

●organizations such as Fannie Mae and Freddie Mac; and

●non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies (non-governmental mortgage securities cannot be treated as U.S. government securities for purposes of investment policies).

There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage- related securities and among the securities that they issue.

Ginnie Mae Securities. Mortgage-related securities issued by Ginnie Mae include Ginnie Mae Mortgage Pass-Through Certificates which are guaranteed as to the timely payment of principal and interest by Ginnie Mae. Ginnie Mae’s guarantee is backed by the full faith and credit of the U.S. Ginnie Mae is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee.

Fannie Mae Securities. Mortgage-related securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the U.S. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Mae Certificates are guaranteed as to timely payment of the principal and interest by Fannie Mae.

Freddie Mac Securities. Mortgage-related securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates (“PCs”). Freddie Mac is a corporate instrumentality of the U.S., created pursuant to an Act of Congress, which is owned by private stockholders. Freddie Mac Certificates are not guaranteed by the U.S. or by any Federal Home Loan Bank and do not constitute a debt or obligation of the U.S. or of any Federal Home Loan Bank. Freddie Mac Certificates entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on

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the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

For additional information on recent events impacting Fannie Mae and Freddie Mac securities, see “Events Regarding Fannie Mae and Freddie Mac Securities” under the heading “Risk Factors of Mortgage-Related Securities” below.

CMOs and guaranteed REMIC pass-through certificates (“REMIC Certificates”) issued by Fannie Mae, Freddie Mac, Ginnie Mae and private issuers are types of multiple class pass-through securities. Investors may purchase beneficial interests in REMICs, which are known as “regular” interests or “residual” interests. The Funds do not currently intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC Trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage pass-through certificates (the “Mortgage Assets”). The obligations of Fannie Mae, Freddie Mac or Ginnie Mae under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae, Freddie Mac or Ginnie Mae, respectively.

Fannie Mae REMIC Certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

Freddie Mac REMIC Certificates. Freddie Mac guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage PCs. PCs represent undivided interests in specified residential mortgages or Participation therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal on certain PCs referred to as “Gold PCs.”

Ginnie Mae REMIC Certificates. Ginnie Mae guarantees the full and timely payment of interest and principal on each class of securities (in accordance with the terms of those classes as specified in the related offering circular supplement). The Ginnie Mae guarantee is backed by the full faith and credit of the U.S.

REMIC Certificates issued by Fannie Mae, Freddie Mac and Ginnie Mae are treated as U.S. Government securities for purposes of investment policies.

CMOs and REMIC Certificates provide for the redistribution of cash flow to multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. This reallocation of interest and principal results in the redistribution of prepayment risk across different classes. This allows for the creation of bonds with more or less risk than the underlying collateral exhibits. Principal prepayments on the mortgage loans or the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as “sequential pay” CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

Additional structures of CMOs and REMIC Certificates include, among others, principal only structures, interest only structures, inverse floaters and “parallel pay” CMOs and REMIC Certificates. Certain of these structures may be more volatile than other types of CMO and REMIC structures. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as “Z-Bonds”), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class (“PAC”) certificates, which are parallel pay REMIC Certificates which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the “PAC Certificates”), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount of principal payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to

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create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes. The Z-Bonds in which

aFund may invest may bear the same non-credit-related risks as do other types of Z-Bonds. Z-Bonds in which a Fund may invest will not include residual interest.

Total Annual Fund Operating Expenses set forth in the fee tables and "Financial Highlights" section of the Funds’ Prospectus do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception for the definition of “investment company” provided by section 3(c)(1) or 3(c)(7) of the Company Act.

Mortgage TBAs. A Fund may invest in mortgage pass-through securities eligible to be sold in the “to-be-announced” or TBA market (“Mortgage TBAs”). Mortgage TBAs provide for the forward or delayed delivery of the underlying instrument with settlement up to 180 days. The term TBA comes from the fact that the actual MBS that will be delivered to fulfill a TBA trade is not designated at the time the trade is made, but rather is generally announced 48 hours before the settlement date. Mortgage TBAs are subject to the risks described in the “When-Issued Securities, Delayed Delivery Securities and Forward Commitments” section.

Mortgage Dollar Rolls. In a mortgage dollar roll transaction, one party sells MBS, principally Mortgage TBAs, for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. When a Fund enters into mortgage dollar rolls, the Fund will earmark and reserve until the settlement date Fund assets, in cash or liquid securities, in an amount equal to the forward purchase price. During the period between the sale and repurchase in a mortgage dollar roll transaction, a Fund will not be entitled to receive interest and principal payments on securities sold. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund’s right to repurchase or sell securities may be limited. Mortgage dollar rolls may be subject to leverage risks. In addition, mortgage dollar rolls may increase interest rate risk and result in an increased portfolio turnover rate which increases costs and may increase taxable gains. The benefits of mortgage dollar rolls may depend upon the Adviser’s ability to predict mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed. For purposes of diversification and investment limitations, mortgage dollar rolls are considered to be MBS.

Stripped Mortgage-Backed Securities. SMBS are derivative multi- class mortgage securities issued outside the REMIC or CMO structure. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving all of the interest from the mortgage assets, while the other class will receive all of the principal. Mortgage IOs receive monthly interest payments based upon a notional amount that declines over time as a result of the normal monthly amortization and unscheduled prepayments of principal on the associated mortgage POs.

In addition to the risks applicable to Mortgage-Related Securities in general, SMBS are subject to the following additional risks:

Prepayment/Interest Rate Sensitivity. SMBS are extremely sensitive to changes in prepayments and interest rates. Even though these securities have been guaranteed by an agency or instrumentality of the U.S. government, under certain interest rate or prepayment rate scenarios, a Fund may lose money on investments in SMBS.

Interest Only SMBS. Changes in prepayment rates can cause the return on investment in IOs to be highly volatile. Under extremely high prepayment conditions, IOs can incur significant losses.

Principal Only SMBS. POs are bought at a discount to the ultimate principal repayment value. The rate of return on a PO will vary with prepayments, rising as prepayments increase and falling as prepayments decrease. Generally, the market value of these securities is unusually volatile in response to changes in interest rates.

Yield Characteristics. Although SMBS may yield more than other MBS, their cash flow patterns are more volatile and there is a greater risk that any premium paid will not be fully recouped. The Adviser will seek to manage these risks (and potential benefits) by investing in a variety of such securities and by using certain analytical and hedging techniques.

Adjustable Rate Mortgage Loans. ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time. Thereafter, the interest rates (the “Mortgage Interest Rates”) may be subject to periodic adjustment based on changes in the applicable index rate (the “Index Rate”). The adjusted rate would be equal to the Index Rate plus a gross margin, which is a fixed percentage spread over the Index Rate established for each ARM at the time of its origination.

Adjustable interest rates can cause payment increases that some borrowers may find difficult to make. However, certain ARMs may provide that the Mortgage Interest Rate may not be adjusted to a rate above an applicable lifetime maximum rate or below an applicable lifetime minimum rate for such ARM. Certain ARMs may also be subject to limitations on the maximum amount by which the Mortgage Interest Rate may adjust for any single adjustment period (the “Maximum Adjustment”). Other ARMs (“Negatively Amortizing ARMs”) may provide instead or as well for limitations on changes in the monthly payment on such ARMs. Limitations on monthly payments

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can result in monthly payments which are greater or less than the amount necessary to amortize a Negatively Amortizing ARM by its maturity at the Mortgage Interest Rate in effect in any particular month. In the event that a monthly payment is not sufficient to pay the interest accruing on a Negatively Amortizing ARM, any such excess interest is added to the principal balance of the loan, causing negative amortization and will be repaid through future monthly payments. It may take borrowers under Negatively Amortizing ARMs longer periods of time to achieve equity and may increase the likelihood of default by such borrowers. In the event that a monthly payment exceeds the sum of the interest accrued at the applicable Mortgage Interest Rate and the principal payment which would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess (or “accelerated amortization”) further reduces the principal balance of the ARM. Negatively Amortizing ARMs do not provide for the extension of their original maturity to accommodate changes in their Mortgage Interest Rate. As a result, unless there is a periodic recalculation of the payment amount (which there generally is), the final payment may be substantially larger than the other payments. These limitations on periodic increases in interest rates and on changes in monthly payments protect borrowers from unlimited interest rate and payment increases.

Certain ARMs may provide for periodic adjustments of scheduled payments in order to amortize fully the mortgage loan by its stated maturity. Other ARMs may permit their stated maturity to be extended or shortened in accordance with the portion of each payment that is applied to interest as affected by the periodic interest rate adjustments.

There are two main categories of indices which provide the basis for rate adjustments on ARMs: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year, three-year and five-year constant maturity Treasury bill rates, the three-month Treasury bill rate, the 180- day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, Secured Overnight Financing Rate, the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile. The degree of volatility in the market value of a Fund’s portfolio, and therefore, in the NAV of a Fund’s Shares will be a function of the length of the interest rate reset periods and the degree of volatility in the applicable indices.

In general, changes in both prepayment rates and interest rates will change the yield on MBS. The rate of principal prepayments with respect to ARMs has fluctuated in recent years. As is the case with fixed mortgage loans, ARMs may be subject to a greater rate of principal prepayments in a declining interest rate environment. For example, if prevailing interest rates fall significantly, ARMs could be subject to higher prepayment rates than if prevailing interest rates remain constant because the availability of fixed rate mortgage loans at competitive interest rates may encourage mortgagors to refinance their ARMs to “lock-in” a lower fixed interest rate. Conversely, if prevailing interest rates rise significantly, ARMs may prepay at lower rates than if prevailing rates remain at or below those in effect at the time such ARMs were originated. As with fixed rate mortgages, there can be no certainty as to the rate of prepayments on the ARMs in either stable or changing interest rate environments. In addition, there can be no certainty as to whether increases in the principal balances of the ARMs due to the addition of deferred interest may result in a default rate higher than that on ARMs that do not provide for negative amortization.

Other factors affecting prepayment of ARMs include changes in mortgagors’ housing needs, job transfers, unemployment, mortgagors’ net equity in the mortgage properties and servicing decisions.

Risk Factors of Mortgage-Related Securities. The following is a summary of certain risks associated with Mortgage-Related Securities:

Guarantor Risk. There can be no assurance that the U.S. government would provide financial support to Fannie Mae or Freddie Mac if necessary in the future. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

Interest Rate Sensitivity. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. Although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security’s stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security’s return to a Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

Market Value. The market value of a Fund’s adjustable rate MBS may be adversely affected if interest rates increase faster than the rates of interest payable on such securities or by the ARMs underlying such securities. Furthermore, adjustable rate MBS or the mortgage loans underlying such securities may contain provisions limiting the amount by which rates may be adjusted upward and downward and may limit the amount by which monthly payments may be increased or decreased to accommodate upward and downward adjustments

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in interest rates. When the market value of the properties underlying the MBS suffer broad declines on a regional or national level, the values of the corresponding MBS or MBS as a whole, may be adversely affected as well.

Prepayments. Adjustable rate MBS have less potential for capital appreciation than fixed rate MBS because their coupon rates will decline in response to market interest rate declines. The market value of fixed rate MBS may be adversely affected as a result of increases in interest rates and, because of the risk of unscheduled principal prepayments, may benefit less than other fixed rate securities of similar maturity from declining interest rates. Finally, to the extent MBS are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of a Fund’s principal investment to the extent of the premium paid. On the other hand, if such securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income.

Yield Characteristics. The yield characteristics of MBS differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments, usually monthly, and the possibility that prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. As with fixed rate mortgage loans, ARMs may be subject to a greater prepayment rate in a declining interest rate environment. The yields to maturity of the MBS in which a Fund invests will be affected by the actual rate of payment (including prepayments) of principal of the underlying mortgage loans. The mortgage loans underlying such securities generally may be prepaid at any time without penalty. In a fluctuating interest rate environment, a predominant factor affecting the prepayment rate on a pool of mortgage loans is the difference between the interest rates on the mortgage loans and prevailing mortgage loan interest rates taking into account the cost of any refinancing. In general, if mortgage loan interest rates fall sufficiently below the interest rates on fixed rate mortgage loans underlying mortgage pass-through securities, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on the fixed rate mortgage loans underlying the mortgage pass-through securities, the rate of prepayment may be expected to decrease.

Events Regarding Fannie Mae and Freddie Mac Securities. On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of Fannie Mae and Freddie Mac and of any stockholder, officer or director of Fannie Mae and Freddie Mac with respect to Fannie Mae and Freddie Mac and the assets of Fannie Mae and Freddie Mac. FHFA selected a new chief executive officer and chairman of the board of directors for each of Fannie Mae and Freddie Mac. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of Fannie Mae and Freddie Mac pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of Fannie Mae and Freddie Mac to maintain a positive net worth in each enterprise. This agreement contains various covenants, discussed below, that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. In 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. In 2009, the U.S. Treasury further amended the Senior Preferred Stock Purchase Agreement to allow the cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in Fannie Mae’s and Freddie Mac’s net worth through the end of 2012. In August 2012, the Senior Preferred Stock Purchase Agreement was further amended to, among other things, accelerate the wind down of the retained portfolio, terminate the requirement that Fannie Mae and Freddie Mac each pay a 10% dividend annually on all amounts received under the funding commitment, and require the submission of an annual risk management plan to the U.S. Treasury.

Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its MBS. The Senior Preferred Stock Purchase Agreement is intended to enhance each of Fannie Mae’s and Freddie Mac’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

Under the Federal Housing Finance Regulatory Reform Act of 2008, as amended, (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, as amended, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by Fannie Mae or Freddie Mac prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver. FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of Fannie Mae or Freddie Mac because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for Fannie Mae or Freddie Mac, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of Fannie Mae’s or Freddie Mac’s assets available therefor. In the event of repudiation, the payments of interest to holders of Fannie Mae or Freddie Mac MBS would be reduced if payments on the mortgage loans represented

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in the mortgage loan groups related to such MBS are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such MBS holders. Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of Fannie Mae or Freddie Mac without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of Fannie Mae or Freddie Mac MBS would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

In addition, certain rights provided to holders of MBS issued by Fannie Mae and Freddie Mac under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for Fannie Mae and Freddie Mac MBS may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of Fannie Mae or Freddie Mac, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such MBS have the right to replace Fannie Mae or Freddie Mac as trustee if the requisite percentage of MBS holders consent. The Reform Act prevents MBS holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which Fannie Mae or Freddie Mac is a party, or obtain possession of or exercise control over any property of Fannie Mae or Freddie Mac, or affect any contractual rights of Fannie Mae or Freddie Mac, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.

In addition, in a February 2011 report to Congress from the U.S. Treasury and the Department of Housing and Urban Development, the Obama administration provided a plan to reform America’s housing finance market. The plan would reduce the role of and eventually eliminate Fannie Mae and Freddie Mac. Notably, the plan does not propose similar significant changes to Ginnie Mae, which guarantees payments on mortgage-related securities backed by federally insured or guaranteed loans such as those issued by the Federal Housing Association or guaranteed by the Department of Veterans Affairs. The report also identified three proposals for Congress and the administration to consider for the long-term structure of the housing finance markets after the elimination of Fannie Mae and Freddie Mac, including implementing: (i) a privatized system of housing finance that limits government insurance to very limited groups of creditworthy low- and moderate-income borrowers; (ii) a privatized system with a government backstop mechanism that would allow the government to insure a larger share of the housing finance market during a future housing crisis; and (iii) a privatized system where the government would offer reinsurance to holders of certain highly-rated mortgage-related securities insured by private insurers and would pay out under the reinsurance arrangements only if the private mortgage insurers were insolvent.

The conditions attached to the financial contribution made by the U.S. Treasury to Freddie Mac and Fannie Mae and the issuance of senior preferred stock place significant restrictions on the activities of Freddie Mac and Fannie Mae. Freddie Mac and Fannie Mae must obtain the consent of the U.S. Treasury to, among other things: (i) make any payment to purchase or redeem its capital stock or pay any dividend other than in respect of the senior preferred stock, (ii) issue capital stock of any kind, (iii) terminate the conservatorship of the FHFA except in connection with a receivership, or (iv) increase its debt beyond certain specified levels. In addition, significant restrictions are placed on the maximum size of each of Freddie Mac’s and Fannie Mae’s respective portfolios of mortgages and mortgage- backed securities, and the purchase agreements entered into by Freddie Mac and Fannie Mae provide that the maximum size of their portfolios of these assets must decrease by a specified percentage each year. The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things) the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in is role as conservator, the restrictions placed on Freddie Mac’s and Fannie Mae’s operations and activities as a result of the senior preferred stock investment made by the U.S. Treasury, market responses to developments at Freddie Mac and Fannie Mac, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any MBS guaranteed by Freddie Mac and Fannie Mae, including any such MBS held by a Fund.

Municipal Securities

Municipal Securities are issued to obtain funds for a wide variety of reasons. For example, Municipal Securities may be issued to obtain funding for the construction of a wide range of public facilities such as bridges, highways, roads, schools, waterworks and sewer systems, and other utilities.

Other public purposes for which Municipal Securities may be issued include: (i) refunding outstanding obligations; (ii) obtaining funds for general operating expenses; and (iii) obtaining funds to lend to other public institutions and facilities.

In addition, certain debt obligations known as “Private Activity Bonds” may be issued by or on behalf of municipalities and public authorities to obtain funds to provide:

1.water, sewage and solid waste facilities;

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2.qualified residential rental projects;

3.certain local electric, gas and other heating or cooling facilities;

4.qualified hazardous waste facilities;

5.high-speed intercity rail facilities;

6.governmentally-owned airports, docks and wharves and mass transportation facilities;

7.qualified mortgages;

8.student loan and redevelopment bonds; and

9.bonds used for certain organizations exempt from federal income taxation.

Certain debt obligations known as “Industrial Development Bonds” under prior federal tax law may have been issued by or on behalf of public authorities to obtain funds to provide:

1.privately operated housing facilities;

2.sports facilities;

3.industrial parks;

4.convention or trade show facilities;

5.airport, mass transit, port or parking facilities;

6.air or water pollution control facilities;

7.sewage or solid waste disposal facilities; and

8.facilities for water supply.

Other private activity bonds and industrial development bonds issued to fund the construction, improvement, equipment or repair of privately-operated industrial, distribution, research, or commercial facilities may also be Municipal Securities, however the size of such issues is limited under current and prior federal tax law. The aggregate amount of most private activity bonds and industrial development bonds is limited (except in the case of certain types of facilities) under federal tax law by an annual “volume cap.” The volume cap limits the annual aggregate principal amount of such obligations issued by or on behalf of all governmental instrumentalities in the state.

The two principal classifications of Municipal Securities consist of “general obligation” and “limited” (or revenue) issues. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer’s general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon appropriation by the issuer’s legislative body. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Private activity bonds and industrial development bonds generally are revenue bonds and thus not payable from the unrestricted revenues of the issuer. The credit and quality of such bonds is generally related to the credit of the bank selected to provide the letter of credit underlying the bond. Payment of principal of and interest on industrial development revenue bonds is the responsibility of the corporate user (and any guarantor).

A Fund may also acquire “moral obligation” issues, which are normally issued by special purpose authorities, and in other tax-exempt investments including pollution control bonds and tax-exempt commercial paper. Each Fund that may purchase municipal bonds may purchase: (1) Short-term tax-exempt General Obligations Notes; (2) Tax Anticipation Notes; (3) Bond Anticipation Notes; (4) Revenue Anticipation Notes; (5) Project Notes; and (6) other forms of short-term tax-exempt loans.

Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the U.S. through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications.

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Also, the yields on Municipal Securities depend upon a variety of factors, including:

1.general money market conditions;

2.coupon rate;

3.the financial condition of the issuer;

4.general conditions of the municipal bond market;

5.the size of a particular offering;

6.the maturity of the obligations; and

7.the rating of the issue.

The ratings of Moody’s and S&P represent their opinions as to the quality of Municipal Securities. However, ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether a Fund should continue to hold the obligations.

Municipal Securities may include obligations of municipal housing authorities and single-family mortgage revenue bonds. Weaknesses in federal housing subsidy programs and their administration may result in a decrease of subsidies available for payment of principal and interest on housing authority bonds. Economic developments, including fluctuations in interest rates and increasing construction and operating costs, may also adversely impact revenues of housing authorities. In the case of some housing authorities, inability to obtain additional financing could also reduce revenues available to pay existing obligations.

Single-family mortgage revenue bonds are subject to extraordinary mandatory redemption at par in whole or in part from the proceeds derived from prepayments of underlying mortgage loans and also from the unused proceeds of the issue within a stated period which may be within a year from the date of issue.

Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Municipal leases may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a Participation interest in any of the above. The Board is responsible for determining the credit quality of unrated municipal leases on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled.

Premium Securities. During a period of declining interest rates, many Municipal Securities in which a Fund invests likely will bear coupon rates higher than current market rates, regardless of whether the securities were initially purchased at a premium.

Risk Factors in Municipal Securities. The following is a summary of certain risks associated with Municipal Securities:

Tax Risk. The Code imposes certain continuing requirements on issuers of tax-exempt bonds regarding the use, expenditure and investment of bond proceeds and the payment of rebates to the U.S. Failure by the issuer to comply subsequent to the issuance of tax- exempt bonds with certain of these requirements could cause interest on the bonds to become included in gross income retroactive to the date of issuance.

Housing Authority Tax Risk. The exclusion from gross income for federal income tax purposes for certain housing authority bonds depends on qualification under relevant provisions of the Code and on other provisions of federal law. These provisions of federal law contain requirements relating to the cost and location of the residences financed with the proceeds of the single-family mortgage bonds and the income levels of tenants of the rental projects financed with the proceeds of the multi-family housing bonds. Typically, the issuers of the bonds, and other parties, including the originators and servicers of the single-family mortgages and the owners of the rental projects financed with the multi-family housing bonds, covenant to meet these requirements. However, there is no assurance that the requirements will be met. If such requirements are not met:

●the interest on the bonds may become taxable, possibly retroactively from the date of issuance;

●the value of the bonds may be reduced;

●you and other Shareholders may be subject to unanticipated tax liabilities;

●a Fund may be required to sell the bonds at the reduced value;

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●it may be an event of default under the applicable mortgage;

●the holder may be permitted to accelerate payment of the bond; and

●the issuer may be required to redeem the bond.

In addition, if the mortgage securing the bonds is insured by the Federal Housing Administration (“FHA”), the consent of the FHA may be required before insurance proceeds would become payable.

Information Risk. Information about the financial condition of issuers of Municipal Securities may be less available than that of corporations having a class of securities registered under the SEC.

State and Federal Laws. An issuer’s obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. These laws may extend the time for payment of principal or interest, or restrict a Fund’s ability to collect payments due on Municipal Securities. In addition, recent amendments to some statutes governing security interests (e.g., Revised Article 9 of the Uniform Commercial Code (“UCC”)) change the way in which security interests and liens securing Municipal Securities are perfected. These amendments may have an adverse impact on existing Municipal Securities (particularly issues of Municipal Securities that do not have a corporate trustee who is responsible for filing UCC financing statements to continue the security interest or lien).

Litigation and Current Developments. Litigation or other conditions may materially and adversely affect the power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax-exempt obligations, or may materially affect the credit risk with respect to particular bonds or notes. Adverse economic, business, legal or political developments might affect all or a substantial portion of a Fund’s Municipal Securities in the same manner.

New Legislation. From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on tax exempt bonds, and similar proposals may be introduced in the future. The Supreme Court has held that Congress has the constitutional authority to enact such legislation. It is not possible to determine what effect the adoption of such proposals could have on (i) the availability of Municipal Securities for investment by the Funds, and (ii) the value of the investment portfolios of the Funds.

Limitations on the Use of Municipal Securities. A Fund may invest in Municipal Securities if the Adviser determines that such Municipal Securities offer attractive yields. A Fund may invest in Municipal Securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Municipal Securities, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Municipal Securities will to the same extent as interest on such Municipal Securities be exempt from federal income tax and state income tax (where applicable) and not be treated as a preference item for individuals for purposes of the federal alternative minimum tax. A Fund may also invest in Municipal Securities by purchasing from banks Participation interests in all or part of specific holdings of Municipal Securities. Such Participation interests may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from a Fund in connection with the arrangement.

A Fund will limit its investment in municipal leases to no more than 5% of its total assets.

New Financial Products

New options and futures contracts and other financial products, and various combinations thereof, including OTC products, continue to be developed. These various products may be used to adjust the risk and return characteristics of a Fund’s investments. These various products may increase or decrease exposure to security prices, interest rates, commodity prices, or other factors that affect security values, regardless of the issuer’s credit risk. If market conditions do not perform as expected, the performance of a Fund would be less favorable than it would have been if these products were not used. In addition, losses may occur if counterparties involved in transactions do not perform as promised. These products may expose a Fund to potentially greater return as well as potentially greater risk of loss than more traditional fixed income investments.

Non-U.S. Investments

The Short Duration Income Fund, the Core Bond Fund and the Core Plus Bond Fund, may invest directly in certain obligations or securities of non-U.S. issuers and will be subject to risks not typically associated with U.S. securities. Non-U.S. investments, especially those of companies in emerging markets, can be riskier and more volatile than investments in the U.S. Adverse political and economic developments or changes in the value of non-U.S. currency can make it more difficult for the Funds to sell their securities and could

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reduce the value of your Shares. Differences in tax and accounting standards and difficulties in obtaining information about non-U.S. companies can negatively affect investment decisions.

Other possible non-U.S. investments include U.S. dollar-denominated debt securities (e.g., bonds and commercial paper) of non-U.S. entities, obligations of non-U.S. branches of U.S. banks and of non-U.S. banks, including, without limitation, Eurodollar Certificates of Deposit, Eurodollar Time Deposits, Eurodollar Bankers’ Acceptances, Canadian Time Deposits and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper, and Europaper. Securities of non-U.S. issuers may include sponsored and unsponsored ADRs, and EDRs. Sponsored ADRs are listed on the NYSE; unsponsored ADRs are not. Therefore, there may be less information available about the issuers of unsponsored ADRs than the issuers of sponsored ADRs. Unsponsored ADRs are restricted securities. EDRs are not listed on the NYSE. As a result, it may be difficult to obtain information about EDRs.

The Small Cap Fund, the Small-Mid Cap Fund, the Mid Cap Fund, the Large Cap Fund, the Select Fund, and the Long-Short Fund may only invest in the equity securities of non-U.S. companies by purchasing ADRs. To the extent that a Fund does invest in ADRs, such investments may be subject to special risks. For example, there may be less information publicly available about a non-U.S. company than about a U.S. company, and non-U.S. companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S.

Companies with a primary listing on a U.S. stock exchange or that have their principal place of business or operations in the U.S. are considered to be U.S. companies.

Limitations on the Use of Non-U.S. Investments. The Short Duration Income Fund, the Core Bond Fund and the Core Plus Bond Fund are not subject to a limitation.

Risk Factors of Non-U.S. Investments. The following is a summary of certain risks associated with non-U.S. investments:

Political and Exchange Risks. Non-U.S. investments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include potential future adverse political and economic developments, sanctions or other measures by the U.S. or other governments, possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of non-U.S. deposits, possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other non-U.S. governmental restrictions which might adversely affect the payment of principal and interest on such obligations.

Higher Transaction Costs. Non-U.S. investments may entail higher custodial fees and sales commissions than U.S. investments.

Accounting and Regulatory Differences. Non-U.S. issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those of U.S. issuers of similar securities or obligations. In addition, non-U.S. issuers are usually not subject to the same degree of regulation as U.S. issuers, and their securities may trade on relatively small markets, causing their securities to experience potentially higher volatility and more limited liquidity than securities of U.S. issuers. Non-U.S. branches of U.S. banks and non-U.S. banks are not regulated by U.S. banking authorities and may be subject to less stringent reserve requirements than those applicable to U.S. branches of U.S. banks. In addition, non-U.S. banks generally are not bound by accounting, auditing, and financial reporting standards comparable to those applicable to U.S. banks. Dividends and interest paid by non-U.S. issuers may be subject to withholding and other non-U.S. taxes which may decrease the net return on non-U.S. investments as compared to dividends and interest paid to a Fund by U.S. companies.

Brady Bonds. Brady bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. Brady bonds have been issued since 1989. In light of the history of defaults of countries issuing Brady bonds on their commercial bank loans, investments in Brady bonds may be viewed as speculative and subject to the same risks as emerging market securities. Brady bonds may be fully or partially collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in OTC secondary markets. Incomplete collateralization of interest or principal payment obligations results in increased credit risk. U.S. dollar-denominated collateralized Brady bonds, which may be either fixed-rate or floating rate bonds, are generally collateralized by U.S. Treasury securities.

Obligations of Supranational Entities. Obligations of supranational entities include securities designated or supported by governmental entities to promote economic reconstruction or development of international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development, the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. Each supranational entity’s lending activities are limited to a percentage of its total capital (including “callable capital” contributed by its governmental members at the entity’s call), reserves and net income. There is no assurance that participating governments will be able or willing to honor their commitments to make capital contributions to a supranational entity.

Emerging Market Securities. Investing in companies domiciled in emerging market countries may be subject to potentially higher

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risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low non-existent trading volumes; (iii) less scrutiny and regulation by local authorities of the non-U.S. exchanges and broker-dealers; (iv) the seizure or confiscation by local governments of securities held by non-U.S. investors, and the possible suspension or limiting by local governments of an issuer’s ability to make dividend or interest payments; (v) limiting or entirely restricting repatriation of invested capital, profits, and dividends by local governments; (vi) possible local taxation of capital gains, including on a retroactive basis; (vii) the attempt by issuers facing restrictions on dollar or euro payments imposed by local governments to make dividend or interest payments to non-U.S. investors in the local currency; (viii) difficulty in enforcing legal claims related to the securities and/or local judges favoring the interests of the issuer over those of non-U.S. investors; (ix) bankruptcy judgments being paid in the local currency; (x) greater difficulty in determining market valuations of the securities due to limited public information regarding the issuer, and (xi) difficulty of ascertaining the financial health of an issuer due to lax financial reporting on a regular basis, substandard disclosure and differences in accounting standards.

Emerging country securities markets are typically marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. Although some emerging markets have become more established and tend to issue securities of higher credit quality, the markets for securities in other emerging countries are in the earliest stages of their development, and these countries issue securities across the credit spectrum. Even the markets for relatively widely traded securities in emerging countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. The limited size of many of these securities markets can cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, prices may be unduly influenced by traders who control large positions in these markets. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of emerging country securities may also affect a Fund’s ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.

Many emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding non-U.S. investment and private property may be weak or non-existent. Sudden changes in governments may result in policies which are less favorable to investors, such as policies designed to expropriate or nationalize “sovereign” assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.

Non-U.S. investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees. These restrictions may limit a Fund’s investment in certain emerging countries and may increase the expenses of the Fund. Certain emerging countries require governmental approval prior to investments by non-U.S. persons or limit investment by non-U.S. persons to only a specified percentage of an issuer’s outstanding securities or to a specific class of securities, which may have less advantageous terms (including price) than securities of the company available for purchase by nationals.

Many developing countries lack the social, political, and economic stability characteristic of the U.S. Political instability among emerging market countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars, and religious oppression. Economic instability in emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation; and (v) imposition of trade barriers.

Some emerging market countries have experienced balance of payment deficits and shortages in non-U.S. exchange reserves. Governments have responded by restricting currency conversions. Future restrictive exchange controls could prevent or restrict a company’s ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some emerging market countries may be convertible into U.S. dollars, the conversion rates may be artificial to their actual market values.

A Fund’s income and, in some cases, capital gains from non-U.S. stocks and securities will be subject to applicable taxation in certain of the countries in which it invests, and treaties between the U.S. and such countries may not be available in some cases to reduce the otherwise applicable tax rates. Non-U.S. markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Fund remains uninvested and no return is earned on such assets. The inability of a Fund to make intended security purchases or sales due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities, in a Fund deeming those securities to be illiquid, or, if the Fund has entered into a contract to sell the securities, in possible liability to the purchaser.

In the past, governments within the emerging markets have become overly reliant on the international capital markets and other forms

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of non-U.S. credit to finance large public spending programs which cause huge budget deficits. Often, interest payments have become too overwhelming for a government to meet, representing a large percentage of total gross domestic product. These non-U.S. obligations have become the subject of political debate and have served as fuel for political parties of the opposition, which pressure the government not to make payments to non-U.S. creditors, but instead to use these funds for social programs. Either due to an inability to pay or submission to political pressure, non-U.S. governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments or have defaulted. These events have adversely affected the values of securities issued by non-U.S. governments and corporations domiciled in emerging market countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well.

Sovereign Obligations. Sovereign debt includes investments in securities issued or guaranteed by a non-U.S. sovereign government or its agencies, authorities or political subdivisions. An investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and a Fund’s NAV, may be more volatile than prices of U.S. debt obligations. In the past, certain emerging markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its non-U.S. currency reserves, the availability of sufficient non-U.S. exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international Lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from non-U.S. governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.

Options and Futures Transactions

A Fund may purchase and sell exchange traded and OTC put and call options on securities, on indexes of securities and other types of instruments. The Short Duration Income Fund, the Core Bond Fund and the Core Plus Bond Fund may also purchase and sell futures contracts on securities and indexes of securities and other instruments such as interest rate futures and global interest rate futures. Each of these instruments is a derivative instrument as its value derives from the underlying asset or index.

Subject to its investment objective and policies, a Fund may use options for hedging and risk management purposes and to seek to enhance portfolio performance.

Options and futures contracts may be used to manage a Fund’s exposure to changing interest rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge a Fund’s investments against price fluctuations. Other strategies, including buying futures contracts and buying calls, tend to increase market exposure. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of a Fund’s overall strategy in a manner deemed appropriate by the Adviser and consistent with the Fund’s objective and policies. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase a Fund’s return. While the use of these instruments by a Fund may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If a Fund’s Adviser applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower a Fund’s return. Certain strategies limit a Fund’s possibilities to realize gains, as well as its exposure to losses. A Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, a Fund will incur transaction costs, including trading commissions and option premiums, in connection with its futures and options transactions, and these transactions could significantly increase the Fund’s turnover rate.

Private Placements, Restricted Securities and Other Unregistered Securities

A Fund may acquire investments that are illiquid or have limited liquidity, such as commercial obligations issued in reliance on the so- called “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act, and cannot be offered for public sale in the U.S. without first being registered under the Securities Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by a Fund. The price a Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.

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A Fund is subject to a risk that should the Fund decide to sell illiquid securities when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund’s net assets could be adversely affected. Where an illiquid security must be registered under the Securities Act before it may be sold, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell. The Funds may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(a)(2) of the Securities Act and other restricted securities (i.e., other securities subject to restrictions on resale). Section 4(a)(2) commercial paper (“4(a)(2) paper”) is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Funds, that agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. 4(a)(2) paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in 4(a)(2) paper, thus providing liquidity. The Funds believe that 4(a)(2) paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Funds intend, therefore, to treat restricted securities that meet the liquidity criteria established by the Board, including 4(a)(2) paper and Rule 144A Securities, as determined by the Adviser’s Valuation & Liquidity Committee, as liquid and not subject to the investment limitation applicable to illiquid securities.

Each of the Funds may invest up to 15% of its respective assets (valued at the purchase date) in illiquid securities.

Real Estate Investment Trusts

REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs generally are classified as equity REITs, mortgage REITs or hybrid REITs. An equity REIT, which owns properties, generates income from rental and lease properties. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs are designed to strike a balance between equity investments and mortgage-backed investments and derive their income from the collection of rents, the realization of capital gains from the sale of properties and from the collection of interest payments on outstanding mortgages held within the trust.

The value of real estate securities in general and REITs in particular, will depend on the value of the underlying properties or the underlying loans or interests. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. A Fund, though not invested directly in real estate, still is subject to the risks associated with investing in real estate, which include:

●possible declines in the value of real estate

●risks related to general and local economic conditions

●possible lack of availability of mortgage funds

●overbuilding

●changes in interest rates

●environmental problems

Investing in REITs involves certain risks in addition to those risks associated with investing in the real estate industry in general, which include:

●dependency upon management skills

●limited diversification

●the risks of financing projects

●heavy cash flow dependency

●default by borrowers

●self-liquidation

●possibility of failing to maintain exemptions from the Company Act

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●in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility

Reflow Redemption Service

Instead of borrowing, the Funds may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle that business day. A Fund is not guaranteed to receive cash from ReFlow on any given day as allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of Fund Shares, ReFlow then generally redeems those shares when the Fund experiences net shareholder purchases at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds Fund Shares, it will have the same rights and privileges with respect to those shares as any other shareholder.

For use of the ReFlow service, a Fund pays a fee to ReFlow each time it purchases Fund Shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the Fund Shares purchased by ReFlow, although the Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareholders. ReFlow’s purchases of Fund Shares through the liquidity program are made on an investment- blind basis without regard to the Fund's objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. ReFlow will periodically redeem its entire share position in a Fund and may request that such redemption be met in-kind in accordance with redemption in-kind policies described in the Prospectus. Purchases and redemptions of Fund Shares by ReFlow under the program are not considered excessive short-term trading under the Trust’s policy regarding Excessive Trading.

Repurchase Agreements

Under the terms of a repurchase agreement, a Fund would acquire securities from a seller, also known as the repurchase agreement counterparty, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest).

If the seller were to default on its repurchase obligation or become insolvent, a Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent under U.S. law and there may be no controlling legal precedents under the laws of certain non-U.S. jurisdictions confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although (with respect to repurchase agreements subject to U.S. law) the Board believes that, under the regular procedures normally in effect for custody of the Fund’s securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered by the SEC to be loans by a Fund under the Company Act.

Repurchase agreement counterparties include Federal Reserve member banks with assets in excess of $1 billion and registered broker dealers that the Adviser deems creditworthy under guidelines approved by the Board.

Reverse Repurchase Agreements

In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price reflecting the interest rate effective for the term of the agreement. For purposes of the Company Act, a reverse repurchase agreement is considered borrowing by a Fund and, therefore, a form of leverage. Leverage may cause any gains or losses for a Fund to be magnified. Certain Funds will invest the proceeds of borrowings under reverse repurchase agreements. In addition, except for liquidity purposes, a Fund will enter into a reverse repurchase agreement only when the expected return from the investment of the proceeds is greater than the expense of the transaction. A Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. A Fund would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws. The repurchase price is generally equal to the original sales price plus interest. Reverse repurchase agreements are usually for seven days or less and cannot be repaid prior to their expiration dates. Each Fund will earmark and reserve Fund assets, in cash or liquid securities, in an amount at least equal to its purchase obligations under its reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the portfolio securities transferred may decline below the price at which a Fund is obliged to purchase the securities. All forms of borrowing (including reverse repurchase agreements) are limited in the aggregate and may not exceed 33-1/3% of a Fund’s total assets, except as

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permitted by law.

Securities Issued in Connection with Reorganizations and Corporate Restructuring

Debt securities may be downgraded and issuers of debt securities including investment grade securities may default in the payment of principal or interest or be subject to bankruptcy proceedings. In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities. A Fund may hold such common stock and other securities even though it does not ordinarily invest in such securities.

Short Sales

When the Adviser believes that a security is overvalued, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. If the price of the security decreases in value, a Fund may make a profit and, conversely, if the security increases in value, a Fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. There can be no assurance that a Fund will be able to close out the short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is not limited. A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur. This means that a Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short.

At any time that a Fund has an open short sale position, a Fund is required to segregate with the custodian (and to maintain such amount until the Fund replaces the borrowed security) an amount of cash or U.S. Government securities or other liquid securities equal to at least the difference between (i) the current market value of the securities sold short and (ii) any cash or U.S. Government securities required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale). As a result of these requirements, a Fund will not gain any leverage merely by selling short, except to the extent that it earns interest on the immobilized cash or government securities while also being subject to the possibility of gain or loss from the securities sold short. However, depending on arrangements made with the broker or Custodian, a Fund may not receive any payments (including interest) on the deposits made with the broker or Custodian. These deposits do not have the effect of limiting the amount of money a Fund may lose on a short sale – a Fund’s possible losses may exceed the total amount of deposits. The Long Short Fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 40% of the value of the Fund’s net assets. The International Fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 20% of the value of the Fund’s net assets.

The amount of any gain will be decreased and the amount of any loss increased by any premium or interest a Fund may be required to pay in connection with a short sale. It should be noted that possible losses from short sales differ from those that could arise from a cash investment in a security in that the former may be limitless while the latter can only equal the total amount of the Fund’s investment in the security. For example, if a Fund purchases a $10 security, the most that can be lost is $10. However, if a Fund sells a $10 security short, it may have to purchase the security for return to the lender when the market value is $50, thereby incurring a loss of $40.

Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to a Fund. In addition, because of the asset segregation requirement, a Fund may be required to liquidate other portfolio securities that it otherwise might not have sold in order to meet its obligations, such as paying for redemptions of Fund Shares.

Short-Term Funding Agreements

To enhance yield, a Fund may make limited investments in short-term funding agreements issued by banks and highly rated U.S. insurance companies. Short-term funding agreements issued by insurance companies are sometimes referred to as guaranteed investment contracts, while those issued by banks are referred to as bank investment contracts. Pursuant to such agreements, a Fund makes cash contributions to a deposit account at a bank or insurance company. The bank or insurance company then credits to a Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. These contracts are general obligations of the issuing bank or insurance company (although they may be the obligations of an insurance company separate account) and are paid from the general assets of the issuing entity.

A Fund will purchase short-term funding agreements only from banks and insurance companies which, at the time of purchase, are rated in one of the three highest rating categories and have assets of $1 billion or more. Generally, there is no active secondary market in short-term funding agreements. Therefore, short-term funding agreements may be considered by a Fund to be illiquid investments. To the extent that a short-term funding agreement is determined to be illiquid, such agreements will be acquired by a Fund only if, at the time of purchase, no more than 15% of the Fund’s net assets will be invested in short-term funding agreements and other illiquid securities.

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Structured Instruments

A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded OTC. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured instruments include structured notes. In addition to the risks applicable to investments in structured investments and debt securities in general, structured notes bear the risk that the issuer may not be required to pay interest on the structured note if the index rate rises above or falls below a certain level. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Investments in government and government-related restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts. Structured investments include a wide variety of instruments including, without limitation, CDOs, credit linked notes ("CLNs"), and participation notes and participatory notes ("P-notes").

Structured instruments that are registered under the federal securities laws may be treated as liquid. In addition, many structured instruments may not be registered under the federal securities laws. In that event, a Fund’s ability to resell such a structured instrument may be more limited than its ability to resell other Fund securities. The Funds will treat such instruments as illiquid and will limit their investments in such instruments to no more than 15% of each Fund’s net assets, when combined with all other illiquid investments of each Fund.

Total Annual Fund Operating Expenses set forth in the fee table and "Financial Highlights" section of the Prospectus do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception for the definition of “investment company” provided by section 3(c)(1) or 3(c)(7) of the Company Act.

Credit Linked Notes. CLNs are typically issued by a limited purpose trust or other vehicle (the “CLN trust”) that, in turn, invests in a derivative or basket of derivatives instruments, such as CDS, interest rate swaps and/or other securities, in order to provide exposure to certain high yield, sovereign debt, emerging markets, or other fixed income markets. Generally, investments in CLNs represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the CLN. However, these payments are conditioned on the CLN trust’s receipt of payments from, and the CLN trust’s potential obligations, to the counterparties to the derivative instruments and other securities in which the CLN trust invests. For example, the CLN trust may sell one or more CDS, under which the CLN trust would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default were to occur, the stream of payments may stop and the CLN trust would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a Fund would receive as an investor in the CLN trust.

AFund may enter into CLNs structured as “First-to-Default” CLNs. In a First-to-Default CLN, the CLN trust enters into a CDS on a portfolio of a specified number of individual securities pursuant to which the CLN trust sells protection to a counterparty. The CLN trust uses the proceeds of issuing investments in the CLN trust to purchase securities, which are selected by the counterparty and the total return of which is paid to the counterparty. Upon the occurrence of a default or credit event involving any one of the individual securities, the CDS terminate and the Fund’s investment in the CLN trust is redeemed for an amount equal to “par” minus the amount paid to the counterparty under the CDS.

A Fund may also enter in CLNs to gain access to sovereign debt and securities in emerging market particularly in markets where the Fund is not able to purchase securities directly due to domicile restrictions or tax restrictions or tariffs. In such an instance, the issuer of the CLN may purchase the reference security directly and/or gain exposure through a CDS or other derivative.

A Fund’s investments in CLNs are subject to the risks associated with the underlying reference obligations and derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk.

Participation Notes and Participatory Notes. A Fund may invest in instruments that have similar economic characteristics to equity securities, such as P-notes or other structured instruments that may be developed from time to time (“structured instruments”). Structured

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instruments are notes that are issued by banks, broker-dealers or their affiliates and are designed to offer a return linked to a particular underlying equity or market.

If the structured instrument were held to maturity, the issuer would pay to the purchaser the underlying instrument’s value at maturity with any necessary adjustments. The holder of a structured instrument that is linked to a particular underlying security or instrument may be entitled to receive dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument. Structured instruments have transaction costs. In addition, there can be no assurance that there will be a trading market for a structured instrument or that the trading price of a structured instrument will equal the underlying value of the security, instrument or market that it seeks to replicate. Unlike a direct investment in equity securities, structured instruments typically involve a term or expiration date, potentially increasing a Fund’s turnover rate, transaction costs and tax liability.

Due to transfer restrictions, the secondary markets on which a structured instrument is traded may be less liquid than the market for other securities, or may be completely illiquid, which may expose a Fund to risks of mispricing or improper valuation. Structured instruments typically constitute general unsecured contractual obligations of the banks, broker-dealers or their relevant affiliates that issue them, which subjects a Fund to counterparty risk (and this risk may be amplified if a Fund purchases structured instruments from only a small number of issuers). Structured instruments also have the same risks associated with a direct investment in the underlying securities, instruments or markets that they seek to replicate.

Swaps and Related Swap Products

Swap transactions may include, but are not limited to, interest rate swaps, forward rate agreements, contracts for differences, total return swaps, index swaps, basket swaps, specific security swaps, fixed income sectors swaps, commodity swaps, asset-backed swaps, CMBS and indexes of CMBS, CDS, interest rate caps, price lock swaps, floors and collars and swaptions (collectively defined as “swap transactions”).

A Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated by reference to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a “basket” of securities representing a particular index). The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap or floor is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates. The purchaser of an option on an interest rate swap, also known as a “swaption,” upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the swaption as the counterparty.

The “notional amount” of a swap transaction is the agreed upon basis for calculating the payments that the parties have agreed to exchange. For example, one swap counterparty may agree to pay a floating rate of interest calculated based on a $10 million notional amount on a quarterly basis in exchange for receipt of payments calculated based on the same notional amount and a fixed rate of interest on a semi-annual basis. In the event a Fund is obligated to make payments more frequently than it receives payments from the other party, it will incur incremental credit exposure to that swap counterparty. This risk may be mitigated somewhat by the use of swap agreements which call for a net payment to be made by the party with the larger payment obligation when the obligations of the parties fall due on the same date. Under most swap agreements entered into by a Fund, payments by the parties will be exchanged on a “net basis”, and a Fund will receive or pay, as the case may be, only the net amount of the two payments.

The amount of a Fund’s potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on a Fund’s potential loss if it sells a cap or collar. If a Fund buys a cap, floor or collar, however, the Fund’s potential loss is limited to the amount of the fee that it has paid. When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.

The use of swap transactions, caps, floors and collars involves investment techniques and risks that are different from those associated

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with portfolio security transactions. If the Adviser is incorrect in its forecasts of market values, interest rates, and other applicable factors, the investment performance of a Fund will be less favorable than if these techniques had not been used. These instruments are typically not traded on exchanges. Accordingly, there is a risk that the other party to certain of these instruments will not perform its obligations to a Fund or that a Fund may be unable to enter into offsetting positions to terminate its exposure or liquidate its position under certain of these instruments when it wishes to do so. Such occurrences could result in losses to a Fund. The Adviser will consider such risks and will enter into swap and other derivatives transactions only when it believes that the risks are not unreasonable.

A Fund will earmark and reserve Fund assets, in cash or liquid securities, in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars. If a Fund enters into a swap agreement on a net basis, it will earmark and reserve assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will earmark and reserve assets with a daily value at least equal to the full amount of a Fund’s accrued obligations under the agreement. A Fund will not enter into any swap transaction, cap, floor, or collar, unless the counterparty to the transaction is deemed creditworthy by the Adviser. If a counterparty defaults, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the markets for certain types of swaps (e.g., interest rate swaps) have become relatively liquid. The markets for some types of caps, floors and collars are less liquid.

The liquidity of swap transactions, caps, floors and collars will be as set forth in guidelines established by the Adviser and approved by the Trustees which are based on various factors, including: (i) the availability of dealer quotations and the estimated transaction volume for the instrument, (ii) the number of dealers and end users for the instrument in the marketplace, (iii) the level of market making by dealers in the type of instrument, (iv) the nature of the instrument (including any right of a party to terminate it on demand) and (v) the nature of the marketplace for trades (including the ability to assign or offset a Fund’s rights and obligations relating to the instrument). Such determination will govern whether the instrument will be deemed within the applicable liquidity restriction on investments in securities that are not readily marketable.

During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract.

The federal income tax treatment with respect to swap transactions, caps, floors, and collars may impose limitations on the extent to which a Fund may engage in such transactions.

Credit Default Swaps. As described above, swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In the case of a CDS, the contract gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if the credit event (a downgrade or default) occurs. This value is obtained by delivering a debt security of the reference issuer to the party in return for a previously agreed payment from the other party (frequently, the par value of the debt security). CDS are contracts on individual securities and CDX are contracts on baskets or indices of securities.

CDS require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. A Fund will earmark and reserve assets, in cash or liquid securities, to cover any accrued payment obligations when it is the buyer of a CDS. In cases where a Fund is a seller of a CDS contract, the Fund will earmark and reserve assets, in cash or liquid securities, to cover its obligation (for CDS on individual securities, such amount will be the notional amount of the CDS).

If a Fund is a seller of protection under a CDS contract, the Fund would be required to pay the par (or other agreed upon) value of a referenced debt obligation to the counterparty in the event of a default or other credit event by the reference issuer, such as a U.S. or non-U.S. corporate issuer, with respect to such debt obligations. In return, a Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would keep the stream of payments and would have no payment obligations. As the seller, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a buyer of protection under a CDS contract, the Fund would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value of such debt obligation from the counterparty in the event of a default or other credit event (such as a downgrade in credit rating) by the reference issuer, such as a U.S. or non-U.S. corporation, with respect to its debt obligations. In return, a Fund would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Fund.

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The use of CDS, like all swap agreements, is subject to certain risks. If a counterparty’s creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party. In addition to general market risks, CDS involve liquidity, credit and counterparty risks. The recent increase in corporate defaults further raises these liquidity and credit risks, increasing the possibility that sellers will not have sufficient funds to make payments. As unregulated instruments, CDS are difficult to value and are therefore susceptible to liquidity and credit risks. Counterparty risks also stem from the lack of regulation of CDS. Collateral posting requirements are individually negotiated between counterparties and there is no regulatory requirement concerning the amount of collateral that a counterparty must post to secure its obligations under a CDS. Because they are unregulated, there is no requirement that parties to a contract be informed in advance when a CDS is sold. As a result, investors may have difficulty identifying the party responsible for payment of their claims.

If a counterparty’s credit becomes significantly impaired, multiple requests for collateral posting in a short period of time could increase the risk that a Fund may not receive adequate collateral. There is no readily available market for trading out of CDS contracts. In order to eliminate a position it has taken in a CDS, a Fund must terminate the existing CDS contract or enter into an offsetting trade. A Fund may only exit its obligations under a CDS contract by terminating the contract and paying applicable breakage fees, which could result in additional losses to a Fund. Furthermore, the cost of entering into an offsetting CDS position could cause a Fund to incur losses.

Synthetic Variable Rate Instruments

Synthetic variable rate instruments generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par. The Adviser reviews the structure of synthetic variable rate instruments to identify credit and liquidity risks (including the conditions under which the right to tender the instrument would no longer be available) and will monitor those risks. In the event that the right to tender the instrument is no longer available, the risk to a Fund will be that of holding the long-term bond. In the case of some types of instruments credit enhancement is not provided, and if certain events occur, which may include (a) default in the payment of principal or interest on the underlying bond, (b) downgrading of the bond below investment grade or (c) a loss of the bond’s tax exempt status, then the put will terminate and the risk to a Fund will be that of holding a long-term bond.

Total Annual Fund Operating Expenses set forth in the fee table and "Financial Highlights" section of each Fund’s Prospectus do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception for the definition of “investment company” provided by section 3(c)(1) or 3(c)(7) of the Company Act.

Temporary Strategies

From time to time, a Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. For example, a Fund may hold all or a portion of its assets in money market instruments (high quality income securities with maturities of less than one year), securities of money market funds or U.S. Government repurchase agreements. A Fund may also invest in such investments at any time to maintain liquidity or pending selection of investments in accordance with its policies. As a result, a Fund may not achieve its investment objective. If a Fund acquires securities of money market funds, the shareholders of the Fund will be subject to duplicative management fees and other expenses.

Trust Preferred Securities

Trust preferred securities, also known as “trust preferreds,” are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. An issuer creates trust preferred securities by creating a trust and issuing debt to the trust. The trust in turn issues trust preferred securities. Trust preferred securities are hybrid securities with characteristics of both subordinated debt and preferred stock. Such characteristics include long maturities (typically 30 years or more), early redemption by the issuer, periodic fixed or variable interest payments, and maturities at face value. In addition, trust preferred securities issued by a bank holding company may allow deferral of interest payments for up to 5 years. Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company.

U.S. Equity Securities

U.S. equity securities consist of common and preferred stocks, rights, and warrants trading in the U.S. OTC market or on a U.S. primary exchange. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Preferred stock is a class of ownership in a corporation that has a higher claim on the assets and earnings than common stock. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.

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Equity securities include SPDRs and other similar instruments. SPDRs are shares of a publicly traded unit investment trust which owns the stock included in the S&P 500® Index, and changes in the price of the SPDRs track the movement of the Index relatively closely. Similar instruments may track the movement of other stock indexes.

A Fund may invest in non-U.S. equity securities by purchasing ADRs. ADRs are certificates evidencing ownership of shares of a non- U.S.-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. To the extent that a Fund does invest in ADRs, such investments may be subject to special risks. See “Non-U.S. Investments” section for additional information.

Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser. As a result, the return and NAV of a Fund will fluctuate. Securities in a Fund’s portfolio may decrease in value or not increase as much as the market as a whole. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

The value of a Fund's investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the Fund, particular industries or overall securities markets. When the value of a Fund’s investments goes down, your investment in the Fund decreases in value. A variety of factors including interest rate levels, recessions, inflation, U.S. economic growth, war or acts of terrorism, natural disasters, political events, supply chain disruptions, staff shortages and widespread public health issues affect the securities markets. Pandemics and other wide-spread public health events can result in significant disruptions to economies and markets, adversely impacting individual companies, sectors, industries, currencies, interest and inflation rates, credit ratings and investor sentiment. The duration and extent of such events over the long-term cannot be reasonably estimated at this time. Governmental responses to these events may negatively impact the capabilities of the Funds' service providers and disrupt the Funds' operations. These events may result in substantial market volatility and may adversely impact the prices and liquidity of the Funds' investments.

At times, a portion of a Fund may be invested in companies with short operating histories (“new issuers”) and in initial public offerings (“IPOs”), and such investments could be considered speculative. New issuers are relatively unseasoned and may lack sufficient resources, may be unable to generate internally the funds necessary for growth and may find external financing to be unavailable on favorable terms or even totally unavailable. New issuers will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses. To the extent a Fund invests in smaller capitalization companies, the Fund will also be subject to the risks associated with such companies. Smaller capitalization companies, IPOs and new issuers may experience lower trading volumes than larger capitalization, established companies and may experience higher growth rates and higher failure rates than larger capitalization companies. Smaller capitalization companies, IPOs and new issuers also may have limited product lines, markets or financial resources and may lack management depth.

U.S. Government Obligations

U.S. government obligations may include direct obligations of the U.S. Treasury, including U.S. Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the U.S., and separately traded principal and interest component parts of such obligations that are transferable through the federal book-entry system known as STRIPS and CUBES. U.S. government obligations are subject to market risk, interest rate risk and credit risk.

The principal and interest components of U.S. Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the STRIPS program. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of U.S. Treasury bills with comparable maturities.

Other obligations include those issued or guaranteed by U.S. government agencies or instrumentalities. These obligations may or may not be backed by the “full faith and credit” of the U.S. Securities which are backed by the full faith and credit of the U.S. include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the U.S., the Funds must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitments. Securities in which a Fund may invest that are not backed by the full faith and credit of the U.S. include, but are not limited to: (i) obligations of the Tennessee Valley Authority, the Federal Home Loan Banks and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (ii) securities issued by Freddie Mac and Fannie Mae, which are supported only by the credit of such securities, but for which the Secretary of the U.S. Treasury has discretionary authority to purchase limited amounts of the agency’s obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

The total public debt of the U.S. and other countries around the globe as a percent of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they

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may create certain systemic risks if sound debt management practices are not implemented. A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due. Unsustainable debt levels can cause devaluations of currency, prevent a government from implementing effective counter-cyclical fiscal policy in economic downturns, and contribute to market volatility.

In the past, U.S. sovereign credit has experienced downgrades and there can be no guarantee that it will not experience further downgrades in the future by rating agencies. The market prices and yields of securities supported by the full faith and credit of the U.S. Government may be adversely affected by a rating agency’s decision to downgrade the sovereign credit rating of the U.S.

Variable and Floating Rate Instruments

Certain obligations purchased by a Fund may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Variable and floating rate instruments are issued by a wide variety of issuers and may be issued for a wide variety of purposes, including as a method of reconstructing cash flows.

Subject to their investment objective policies and restrictions, certain Funds may acquire variable and floating rate instruments. A variable rate instrument is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. Certain Funds may purchase extendable commercial notes. Extendable commercial notes are variable rate notes which normally mature within a short period of time (e.g., one month) but which may be extended by the issuer for a maximum maturity of thirteen months.

A floating rate instrument is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Floating rate instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by a Fund will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund’s investment policies. In making such determinations, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. There may be no active secondary market with respect to a particular variable or floating rate instrument purchased by a Fund. The absence of such an active secondary market could make it difficult for a Fund to dispose of the variable or floating rate instrument involved in the event the issuer of the instrument defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments may be secured by bank letters of credit or other assets. A Fund may purchase a variable or floating rate instrument to facilitate portfolio liquidity or to permit investment of the Fund’s assets at a favorable rate of return.

As a result of the floating and variable rate nature of these investments, a Fund’s yields may decline, and they may forego the opportunity for capital appreciation during periods when interest rates decline; however, during periods when interest rates increase, the Fund’s yields may increase, and it may have reduced risk of capital depreciation.

Past periods of high inflation, together with the fiscal measures adopted to attempt to deal with it, have seen wide fluctuations in interest rates, particularly “prime rates” charged by banks. While the value of the underlying floating or variable rate securities may change with changes in interest rates generally, the nature of the underlying floating or variable rate should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed rate securities. A Fund’s portfolio may contain floating or variable rate securities on which stated minimum or maximum rates, or maximum rates set by state law limit the degree to which interest on such floating or variable rate securities may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the floating or variable rate securities is made in relation to movements of the applicable banks’ “prime rates” or other short-term rate securities adjustment indices, the floating or variable rate securities are not comparable to long-term fixed rate securities. Accordingly, interest rates on the floating or variable rate securities may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

Variable Amount Master Notes. Variable amount master notes are notes, which may possess a demand feature, that permit the indebtedness to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Variable amount master notes may not be secured by collateral. To the extent that variable amount master notes are secured by collateral, they are subject to the risks described under the section “Loans— Collateral and Subordination Risk.”

Because master notes are direct lending arrangements between a Fund and the issuer of the notes, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest. If a Fund is not repaid such principal and accrued interest, the Fund may not be able to dispose of the notes due to the lack of a secondary market.

While master notes are not typically rated by credit rating agencies, issuers of variable amount master notes (which are normally

37

manufacturing, retail, financial, brokerage, investment banking and other business concerns) must satisfy the same criteria as those set forth with respect to commercial paper. The Adviser will consider the credit risk of the issuers of such notes, including its earning power, cash flow, and other liquidity ratios of such issuers and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer.

Variable Rate Instruments and Money Market Funds. Variable or floating rate instruments with stated maturities of more than 397 days may, under the SEC’s amortized cost rule applicable to money market funds, Rule 2a-7 under the Company Act, be deemed to have shorter maturities (other than in connection with the calculation of dollar-weighted average life to maturity of a portfolio) as follows:

(1)Adjustable Rate Government Securities. A Government Security which is a variable rate security where the variable rate of interest is readjusted no less frequently than every 397 days shall be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A Government Security which is a floating rate security shall be deemed to have a remaining maturity of one day.

(2)Short-Term Variable Rate Securities. A variable rate security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

(3)Long-Term Variable Rate Securities. A variable rate security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a demand feature shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

(4)Short-Term Floating Rate Securities. A floating rate security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have a maturity of one day.

(5)Long-Term Floating Rate Securities. A floating rate security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a demand feature, shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

When-Issued Securities and Forward Commitments

The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. The delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation, and for money market instruments and other fixed income securities, no interest accrues to the Funds until settlement takes place. At the time a Fund makes the commitment to purchase securities on a forward commitment or when-issued basis, it will record the transaction, reflect the value each day of such securities in determining its NAV and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement, the value may be more or less than the purchase price. The Funds will maintain cash or cash equivalent or other portfolio securities equal in value to commitments for such forward commitment or when-issued transactions.

Securities purchased on a forward commitment or when-issued basis may expose the Funds to risks because they may experience changes in value prior to their settlement date based upon the public’s perception of the issuer and changes, real or anticipated, in the level of interest rates. Purchasing securities on a forward commitment or when-issued basis can involve the risk that the yields available in the market when the delivery takes place may actually be higher or lower than those obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued basis can also involve the risk of default by the other party on its obligation, delaying or preventing the Funds from completing the transaction.

To the extent a Fund engages in forward commitment or when-issued transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of investment leverage.

Zero-Coupon, Pay-in-Kind and Deferred Payment Securities

Zero-coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. A Fund accrues income with respect to zero-coupon and pay-in-kind securities prior to the receipt of cash payments. Deferred payment securities are securities that remain zero-coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. While interest payments are not made on such securities, holders

38

of such securities are deemed to have received “phantom income.” Because a Fund will distribute “phantom income” to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the applicable Fund will have fewer assets with which to purchase income-producing securities. Zero-coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods.

Other Risks

Securities Lending

To generate additional income, a Fund may lend up to 33-1/3% of its total assets pursuant to agreements requiring that the loan be continuously secured by collateral equal to at least 100% of the market value plus accrued interest on the securities lent.

Loans are subject to termination by a Fund or the borrower at any time, and therefore, are not considered to be illiquid investments. A Fund does not have the right to vote proxies for securities on loan. However, the Adviser may terminate a loan if the vote is considered material with respect to an investment.

Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or fails financially. This risk is increased when a Fund’s loans are concentrated with a single or limited number of borrowers. The earnings on the collateral invested may not be sufficient to pay fees incurred in connection with the loan. Also, the principal value of the collateral invested may decline and may not be sufficient to pay back the borrower for the amount of collateral posted. There are no limits on the number of borrowers a Fund may use and a Fund may lend securities to only one or a small group of borrowers.

To the extent that the value or return of a Fund’s investments of the cash collateral declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. In situations where the Adviser does not believe that it is prudent to sell the cash collateral investments in the market, a Fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause a Fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Operational Risk

An investment in a Fund, like any mutual fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While the Funds seek to minimize such events through controls and oversight, there may still be failures that could cause losses to a Fund.

Cybersecurity Risk

The computer systems, networks and devices used by the Funds and their service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, and security breaches. Despite the various protections utilized by the Funds and their service providers, systems, networks, or devices potentially can be breached due to both intentional and unintentional events. A Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which a Fund invests; counterparties with which a Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for a Fund’s shareholders); and other parties.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; ransomware; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact a Fund’s business operations, potentially resulting in financial losses; may negatively impact the financial condition of an issuer, counterparty or other market participant; interference with a Fund’s ability to calculate their NAVs; impediments to trading; the inability of a Fund, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future. Neither a Fund nor the Adviser control the cybersecurity systems of issuers or third-party service providers.

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Performance

Total Return. From time to time, each Fund advertises its average annual total returns. Returns may be calculated both on a before-tax and an after-tax basis (and are so presented in the Prospectuses with respect to each Fund’s largest and/or oldest share class). Returns are based on past performance and are not an indication of future performance.

Unless otherwise noted, results shown will reflect any fee waivers and/or expense reimbursements in effect during the periods presented.

As noted above, returns also may be calculated on certain after-tax bases under similar assumptions and using similar formulae as specified by the SEC. For example, returns may be calculated after taxes on distributions, which assume reinvestment of the amount of any distributions less applicable taxes on such distributions. Returns also may be calculated after taxes on distributions and the sale (redemption) of Fund shares. After-tax returns assume the highest individual federal income tax rate for each year included in the calculation. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Such returns do not reflect the effect of state and local taxes, nor do they reflect the phase-outs of certain federal exemptions, deductions, and credits at various income levels, or the impact of the federal alternative minimum tax. In addition, actual after-tax returns depend on each investor’s individual tax situation, which may differ from the returns presented. For instance, after-tax returns are not relevant to investors who hold their funds in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”)..

Comparison of Portfolio Performance. From time to time the Trust may discuss in sales literature and advertisements, specific performance grades or rankings or other information as published by recognized mutual fund statistical services, such as Morningstar, Inc. or Lipper Analytical Services, Inc., or by publications of general interest such as Barron’s, Business Week, Forbes, Fortune, Kiplinger’s Personal Finance, Money, Morningstar Mutual Funds, The Wall Street Journal or Worth. Criteria associated with the performance grades or rankings may vary widely. Any given performance grade or ranking should not be considered representative of a Fund’s performance for any future period.

DETERMINING NET ASSET VALUE (“NAV”) AND VALUING PORTFOLIO SECURITIES

The price of the Shares of a Fund is based on a Fund’s NAV per Share next determined after the order is received. The NAV is calculated at the close of trading (normally 4:00 p.m., Eastern Time (“ET”)) on each day the NYSE is open for business (“open business day”). Should the NYSE experience an unexpected market closure or restriction on trading during or on what is expected to be an open business day, a Fund will make a determination whether to calculate the NAV at the times as described above (and value the securities as described below in this SAI and in the Prospectus) or to suspend the determination of the NAV based on available information at the time of or during the unexpected closure or restriction on trading. Purchase requests received by a Fund or an authorized agent of a Fund after the NYSE closes, or on a day on which the NYSE is not open for trading, will be effective on the next open business day thereafter on which the NYSE is open for trading, and the offering price will be based on the Fund’s NAV at the close of trading on that day.

A separate NAV is calculated for each Share class of a Fund. The NAV for a class is calculated by dividing the value of the Fund’s total assets (including interest and dividends accrued but not yet received), allocable to that class minus liabilities (including accrued expenses) allocable to that class, by the total number of that class’s Shares outstanding.

U.S. Equity Securities

U.S. equity securities (including options, rights, warrants, futures, and options on futures) traded in the OTC market or on a primary exchange shall be valued at the closing price as determined by the primary exchange, typically at 4:00 p.m. ET. If no sale occurred on the valuation date, the securities will be valued at the latest bid quotations for a long position or at the last quoted ask price for a short position as of the closing of the primary exchange, typically at 4:00 p.m. ET. Securities for which quotations are either: (i) not readily available, or (ii) determined by the Adviser's [Valuation & Liquidity Committee] to not accurately reflect their value are valued at their fair value using procedures approved by the Board. Significant bid-ask spreads, or infrequent trading may indicate a lack of readily available market quotations. Securities traded on more than one exchange will first be valued at the last sale price on the principal exchange, and then the secondary exchange. The NASDAQ National Market System is considered an exchange. Mutual fund investments will be valued at the most recently calculated (current day) NAV.

Non-U.S. and U.S. Fixed Income Securities

Fixed income securities shall be valued at an evaluated price, generally as of 4:00 p.m. ET, provided by an independent pricing service approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as trading activity, readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data.

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These securities are generally considered to be fair valued; however, because the prices are provided by an independent approved pricing service, the fair value procedures approved by the Board need not be applied. Securities with less than 61 days to maturity may be valued at amortized cost. Amortized cost shall not be used if the use of amortized cost would be inappropriate due to credit or other impairments of the issuer.

Securities for which quotations are either (1) not readily available, (2) not provided by an approved pricing service or broker, or

(3)determined by the Adviser's [Valuation & Liquidity Committee] to not accurately reflect their value, are valued at their fair value using procedures approved by the Board.

Non-U.S. Equity Securities

To the fullest extent possible, equity securities that are traded on a non-U.S. securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation. If no sale occurred on the valuation date, the securities will be valued at the latest bid quotations for a long position or at the last quoted ask price for a short position as of the closing of the primary exchange. Securities for which quotations are either (1) not readily available or (2) determined by the Adviser's [Valuation & Liquidity Committee] to not accurately reflect their value are valued at their fair value using procedures approved by the Board. Non-U.S. securities, currencies and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. Dollar, as of valuation time, as provided by an independent pricing service approved by the Board.

Generally, trading of non-U.S. equity securities on most foreign markets (i.e., non-Western hemisphere) is completed before the close of trading in U.S. markets. The values of all non-U.S. equity securities typically are adjusted by applying a fair value factor developed by an independent pricing service in order to reflect the price impacts of events occurring after such non-U.S. exchanges close and the time the Funds' NAVs are calculated.

ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION

The NYSE holiday closing schedule indicated in this SAI under “Determining Net Asset Value (“NAV”) and Valuing Portfolio Securities” is subject to change. When the NYSE is closed or when trading is restricted for any reason other than its customary weekend or holiday closings, or under emergency circumstances as determined by the SEC to warrant such action, the Funds may not be able to accept purchase or redemption requests. A Fund’s NAV may be affected to the extent that its securities are traded on days that are not Business Days. Each Fund reserves the right to reject any purchase order in whole or in part.

The Trust has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1.00% of the NAV of the Fund during any 90-day period for any one shareholder. The remaining portion of the redemption may be made in securities or other property, valued for this purpose as they are valued in computing the NAV of each class of the Fund. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes and may incur additional costs as well as the associated inconveniences of holding and/or disposing of such securities or other property.

Pursuant to Rule 11a-3 under the 1940 Act, the Funds are required to give shareholders at least 60 days’ notice prior to terminating or modifying a Fund’s exchange privilege. The 60-day notification requirement may, however, be waived if (1) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or CDSC ordinarily payable at the time of exchange or (2) a Fund temporarily suspends the offering of shares as permitted under the 1940 Act or by the SEC or because it is unable to invest amounts effectively in accordance with its investment objective and policies.

The Funds reserve the right at any time without prior notice to shareholders to refuse exchange purchases by any person or group if, in the Adviser’s judgment, a Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise be adversely affected.

Each Fund has authorized one or more brokers or other financial services institutions to accept on its behalf purchase and redemption orders. Such brokers or other financial services institutions are authorized to designate plan administrators and other intermediaries to accept purchase and redemption orders on a Fund’s behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized broker or other financial services institutions, or, if applicable, a broker’s or other financial services institutions authorized designee, accepts the order. Customer orders will be priced at each Fund’s NAV next computed after they are accepted by an authorized broker or other financial services institutions or the broker’s or other financial services institution’s authorized designee.

If you hold your Fund shares in an account established with a financial intermediary, contact your financial intermediary in advance of placing a request for an exchange to confirm your ability to exchange with a particular Victory Fund.

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Purchasing Shares

[The current Victory sales-load schedules described in the Prospectus apply. No sales charge or new contingent deferred sales-charge period will be imposed solely because of the Reorganization. Prior holding periods will be credited for applicable contingent deferred sales charges and automatic Class C conversion.]

Alternative Sales Arrangements — Class A, C, R6, Y Shares. Alternative sales arrangements permit an investor to choose the method of purchasing shares that is more beneficial depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. When comparing the classes of shares, when more than one is offered in the same Fund, investors should understand that the purpose and function of the Class C shares asset-based sales charge are the same as those of the Class A initial sales charge. Any salesperson or other person entitled to receive compensation for selling Fund shares may receive different compensation with respect to one class of shares in comparison to another class of shares. Generally, Class A shares have lower ongoing expenses than Class C shares, but are subject to an initial sales charge. Which class would be advantageous to an investor depends on the number of years the shares will be held. Over very long periods of time, the lower expenses of Class A shares may offset the cost of the Class A initial sales charge. Not all Investment Professionals (as described in each Fund’s Prospectus) will offer all

classes	of	shares.

Each class of shares represents interests in the same portfolio investments of a Fund. However, each class has different shareholder privileges and features. The net income attributable to a particular class and the dividends payable on these shares will be reduced by incremental expenses borne solely by that class, including any asset-based sales charge to which these shares may be subject.

No initial sales charge is imposed on Class C shares. The Distributor may pay sales commissions to dealers and institutions who sell Class C shares of the Funds at the time of such sales. Payments with respect to Class C shares will equal [ ]% of the purchase price of the Class C shares sold by the dealer or institution. The Distributor will retain all payments received by it relating to Class C shares for the first year after they are purchased. After the first full year, the Distributor will make monthly payments in the amount of 0.75% for distribution services and 0.25% for personal shareholder services to dealers and institutions based on the average NAV of Class C shares, which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. Some of the compensation paid to dealers and institutions is recouped through the CDSC imposed on shares redeemed within 12 months of their purchase. Class C shares are subject to the Rule 12b-1 fees described in the SAI under “Rule 12b-1 Distribution and Service Plans.” Class C shares of the Funds will automatically convert to Class A shares under circumstances described in the Funds’ Prospectuses. Financial institutions may be permitted to exchange Class C shares for a share class with lower expenses under circumstances described in a Fund’s Prospectus. Any options with respect to the reinvestment of distributions made by the Funds to Class C shareholders are offered only by the broker through whom the shares were acquired.

No initial sales charges or CDSCs are imposed on Class R6 shares. Class R6 shares are not subject to the Rule 12b-1 fees described in this SAI under “Rule 12b-1 Distribution and Service Plans.” There is no automatic conversion feature applicable to Class R6 shares. Distributions paid to holders of a Fund’s Class R6 shares may be reinvested in additional Class R6 shares of that Fund or Class R6 shares of a different Fund. Class A shareholders and Class C shareholders whose shares are not subject to a CDSC may exchange into Class R6 shares of a Fund offering such shares provided they meet the eligibility requirements applicable to Class R6. Only certain investors are eligible to buy Class R6 shares, as set forth in a Fund’s Prospectus, and your financial adviser or other financial intermediary

can	help	you	determine	whether	you	are	eligible	to	invest.

No initial sales charges or CDSCs are imposed on Class Y shares. Class Y shares are not subject to the Rule 12b-1 fees described in this SAI under “Rule 12b-1 Distribution and Service Plans.” There is no automatic conversion feature applicable to Class Y shares. Distributions paid to holders of a Fund’s Class Y shares may be reinvested in additional Class Y shares of that Fund or Class Y shares of a different Fund. Only certain investors are eligible to buy Class Y shares, as set forth in a Fund’s Prospectus, and your financial adviser or other financial intermediary can help you determine whether you are eligible to invest. Each Fund reserves the right to change the criteria for eligible investors and the investment minimums related to each class of shares.

Each Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best

interest	of	the	Fund	and	shareholders.

The methodology for calculating the NAV, dividends and distributions of the share classes of each Fund recognizes two types of expenses. General expenses that do not pertain specifically to a class are allocated to the shares of each class, based upon the percentage that the net assets of such class bears to a Fund’s total net assets and then pro rata to each outstanding share within a given class. Such general expenses include (1) management fees, (2) legal, bookkeeping and audit fees, (3) printing and mailing costs of shareholder reports, prospectuses, statements of additional information and other materials for current shareholders, (4) fees to the Trustees who are not affiliated with the Adviser, (5) custodian expenses, (6) share issuance costs, (7) organization and start-up costs, (8) interest, taxes and brokerage commissions, and (9) non-recurring expenses, such as litigation costs. Other expenses that are directly attributable to a class are allocated equally to each outstanding share within that class. Such expenses include (1) Rule 12b-1 distribution fees and

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shareholder servicing fees, (2) incremental transfer and shareholder servicing agent fees and expenses, (3) registration fees, and (4) shareholder meeting expenses, to the extent that such expenses pertain to a specific class rather than to a Fund as a whole.

Dealer Reallowances. The following table shows the amount of the front-end sales load that is reallowed to dealers as a percentage of the offering price of Class A shares of the Funds.

Sales Charge as a % of
Amount of Purchase			Offering Price		Dealer
Reallowance
Less than $[	]		[	]	[	]
$[	] but less than $[	]	[	]	[	]
$[	] but less than $[	]	[	]	[	]
$[	] but less than $[	]	[	]	[	]
$[	] or more*		[	]	[	]**
*	There is no initial sales charge on purchases of $[		] or more for equity funds or $[	] or more for fixed income funds;
however, a sales concession and/or advance of a Rule 12b-1 fee may be paid and such purchases are potentially subject to a CDSC,
	as	set	forth	below.
**	Investment Professionals may receive payment on purchases of $1 million or more of Class A shares that are sold at NAV as
	follows: [	]% of the current purchase amount if cumulative prior purchases sold at NAV plus the current purchase is less than $3
	million; [	]% of the current purchase amount if the cumulative prior purchases sold at NAV plus the current purchase is $3 million to $4,999,999; and [ ]% on of the current purchase amount if the cumulative prior purchases sold at NAV plus the current purchase is $5 million or more. In addition, in connection with such purchases, the Distributor or its affiliates may advance Rule 12b-1 fees of [ ]% of the purchase amount to Investment Professionals for providing services to shareholders.

Except as noted in this SAI, a CDSC of [ ]% may be imposed on any such shares redeemed within the first 18 months after purchase. CDSCs are based on the lower of the cost of the shares or NAV at the time of redemption. No CDSC is imposed on reinvested distributions.

The Distributor reserves the right to pay the entire commission to dealers. If that occurs, the dealer may be considered an “underwriter” under federal securities laws.

Payments to Broker-Dealers and Other Financial Intermediaries

Revenue Sharing

On occasion, the Adviser may make payments out of its resources and legitimate profits, which may include profits the Adviser derives from investment advisory fees paid by the Funds, to financial intermediaries as incentives to market the Funds, to cooperate with the Adviser’s promotional efforts, or in recognition of the provision of administrative services and marketing and/or processing support. These payments are often referred to as “additional cash compensation” or “revenue sharing” and are in addition to the sales charges and Rule 12b-1 fees. The payments are made pursuant to agreements between financial intermediaries and the Adviser and do not affect the price investors pay to invest in Shares of a Fund, the amount a Fund will receive as proceeds from such sales, or the amount of Rule 12b-1 fees and other expenses paid by a Fund.

Additional cash compensation payments may be used to pay financial intermediaries for: (i) transaction support, including any one-time charges for establishing access to Fund Shares on particular trading systems (known as “platform access fees”); (ii) program support, such as expenses related to including the Funds in retirement programs, fee-based advisory or wrap fee programs, fund supermarkets, bank or trust company products, and/or insurance programs (e.g., individual or group annuity contracts); (iii) placement by a financial intermediary on its offered, preferred, or recommended fund list; (iv) marketing support, such as providing representatives of the Adviser access to sales meetings, sales representatives and management representatives; (v) firm support, such as business planning assistance, advertising, and assistance with educating sales personnel about the Funds and shareholder financial planning needs; and (vi) providing other distribution-related or asset retention services. Additional cash compensation payments generally are structured as basis point payments on assets, gross or net sales or, in the case of platform access fees, fixed dollar amounts.

The Adviser may also pay non-cash compensation to financial intermediaries and their representatives in the form of (i) occasional gifts;

(ii)occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national conferences or seminars. Such non-cash compensation will be made subject to applicable law.

[Revenue-sharing counterparties and historical payments for the Predecessor Funds: [ ].]

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Shareholders or prospective investors should be aware that revenue sharing arrangements or other payments to intermediaries could create incentives on the part of the parties receiving the payments to consider selling more shares of the Funds relative to mutual funds either not making payments of this nature or making smaller such payments. A shareholder or prospective investor with questions regarding revenue sharing or other such payments may obtain more details by contacting his or her broker representative or other financial intermediary directly.

Custodial Risks for Shares Held Through Financial Intermediaries

As described above, investors may purchase a Fund’s shares either through the Distributor or from selected securities dealers or other intermediaries authorized to effect those transactions. The manner in which these intermediary firms custody an investor’s Fund shares or provide instructions to the Fund concerning an investor’s shareholder account with the Fund will vary by firm. In addition, information or securities, such as Fund shares, held in the custody of an intermediary firm may be subject to risks of, among other things, misappropriation, cyber-attacks or other similar risks associated with internet security.

CDSCs

During the fiscal year ended December 31, [], the following CDSCs were paid to the Predecessor Funds’ distributor: [ ]

Sample Calculation of Maximum Offering Price

For this purpose, “Equity Funds” means Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, Select Fund and Long- Short Fund; “Fixed Income Funds” means Short Duration Income Fund, Core Bond Fund and Core Plus Bond Fund. Class A shares of the Equity Funds are sold with a maximum initial sales charge of [ ]% and Class A shares of the Fixed Income Funds are sold with a maximum initial sales charge of [ ]%. Set forth below is an example of the method of computing the offering price of the Class A shares of the Funds. The example assumes a purchase of Class A shares aggregating less than $50,000 subject to the schedule of sales charges set forth in the Prospectus at a price based upon the NAV of the Class A shares.

Class C shares of each relevant Fund are sold at NAV without any initial sales charges and with a [ ]% CDSC on shares redeemed within 12 months of purchase. Class R6 and Class Y shares of each relevant Fund are sold at NAV without any initial sales charges or CDSCs.

MANAGEMENT OF THE TRUST

Board Leadership and Risk Oversight

The Board of Trustees is responsible for overseeing the management and operations of the Trust. [ ]

Trustees and Officers

[ ]

Trustee Ownership and Compensation

[ ]

Board Committees

[ ]

44

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of [-], the following shareholders owned 5% or more of a class of the indicated Funds. Each shareholder that beneficially owns more than 25% of the voting securities of a class of a Fund may be deemed a control person of that class of the Fund’s outstanding shares and, thereby, may influence the outcome of matters on which shareholders are entitled to vote. Since the economic benefit of investing in a Fund and related voting authority is passed through to the underlying investors of the record owners, it is expected that these record owners generally will not be considered the beneficial owners of the Fund’s shares or control persons of the Fund.

The names and addresses of the record holders and the percentage of the outstanding shares held by such holders are set forth in the following table.

[ ]

INVESTMENT ADVISER AND OTHER SERVICE PROVIDERS

Investment Adviser

Victory Capital, a New York corporation registered as an investment adviser with the SEC, serves as investment adviser to the Funds. Victory Capital’s principal business address is 15935 La Cantera Parkway, San Antonio, TX 78256. Subject to the authority of the Board, the Adviser is responsible for the overall management and administration of the Funds’ business affairs. Each of the Adviser’s multiple investment teams, referred to separately as investment franchises utilizes its own independent approach to investing. The Adviser is responsible for selecting each Fund’s investments according to its investment objective, policies, and restrictions. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc. (“VCH”), a publicly traded Delaware corporation. As of [ ], 2026, the Adviser managed assets totaling in excess of $[ ] billion for numerous clients including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net worth individuals and mutual funds.

The Advisory Agreement

[The Adviser serves as the Funds’ investment adviser pursuant to an advisory agreement dated as of [] (the “Advisory Agreement”). Unless sooner terminated, the Advisory Agreement between the Adviser and the Trust, on behalf of the Funds, provides that it will continue in effect as to the Funds for two years and for consecutive one-year terms thereafter, provided that such renewal is approved at least annually by the Trustees or by vote of the majority of the outstanding shares of each such Fund (as defined under “Additional Information—Miscellaneous” below) and, in either case, by a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreement, by votes cast in person at a meeting called for such purpose. The Advisory Agreement is terminable as to any particular Fund at any time on 60 days’ written notice without penalty by a vote of the majority of the outstanding shares of a Fund, by vote of the Trustees, or as to all applicable Funds by the Adviser. The Advisory Agreement also terminates automatically in the event of any assignment, as defined by the 1940 Act.]

[The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the services pursuant thereto, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.]

[Under the Advisory Agreement, the Adviser may delegate a portion of its responsibilities to a sub-adviser. In addition, the agreements provide that the Adviser may render services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of the Fund provided all such persons are functioning as part of an organized group of persons, managed by authorized officers of the Adviser.]

Prior to [ ], Diamond Hill Capital Management, Inc. served as investment adviser to the Predecessor Funds.

[As compensation for its investment advisory services, Victory Capital will receive the contractual advisory fee shown below, stated at an annual rate, accrued daily and paid monthly. No performance-based adjustment applies.]

The following schedule lists the contractual advisory fees for each Fund, as an annual percentage of its average daily net assets.

Fund		Advisory Fee
[Victory Diamond Hill Small Cap Fund]		0.80% of the Fund’s average daily net assets
[Victory Diamond Hill Small-Mid Cap Fund]		0.75% of the Fund’s average daily net assets
[Victory Diamond Hill Mid Cap Fund]		0.60% of the Fund’s average daily net assets
[Victory Diamond Hill Large Cap Fund]		0.50% of the Fund’s average daily net assets
45
[Victory Diamond Hill Select Fund]	0.70% of the Fund’s average daily net assets
[Victory Diamond Hill Long-Short Fund]	0.90% of the Fund’s average daily net assets
[Victory Diamond Hill International Fund]	0.65% of the Fund’s average daily net assets
[Victory Diamond Hill Short Duration Income Fund]	0.35% of the Fund’s average daily net assets
[Victory Diamond Hill Core Bond Fund]	0.30% of the Fund’s average daily net assets
[Victory Diamond Hill Core Plus Bond Fund]	0.40% of the Fund’s average daily net assets

Approximate management fees the Predecessor Funds paid or owed Diamond Hill Capital Management, LLC

The following table shows the dollar amount of gross investment management fees incurred by a Predecessor Fund, along with the net amount of fees that were paid after applicable fee waivers or expense reimbursements, if any. The data covers the fiscal years ended December 31, 2025, 2024 and 2023, or the shorter period of predecessor operations, as applicable.

[ ]

Management Fee Waiver/Expense Reimbursement

[For at least two years following the Reorganizations, Victory Capital has contractually agreed to waive fees and/or reimburse expenses so that the total net annual operating expenses of each Fund and class, subject to the exclusions in the agreement, will not exceed the current contractual expense limitation applicable to the corresponding predecessor shares or, if none, the expense ratio based on those shares' expenses for the most recent fiscal year. Under the agreement, Victory Capital may recoup waived fees and reimbursed expenses for up to three years after the waiver or reimbursement, subject to the lesser of the expense limits in effect when the amount was waived or reimbursed and when it is recouped, after giving effect to recoupment. The agreement may be terminated only by the Board.]

[For the fiscal years ended December 31, 2025, 2024 and 2023 (or the shorter period of operations of the applicable Predecessor Fund), Diamond Hill Capital Management, LLC waived management fees and/or reimbursed expenses, if any, for the Predecessor Funds in the amount listed in the table below.]

[ ]

[For the fiscal years ended December 31, 2025, 2024 and 2023 (or the shorter period of operations of the applicable Predecessor Fund), Diamond Hill Capital Management, LLC recouped previously waived management fees and reimbursed expenses, if any, in the amounts listed in the table below.]

[ ]

Compliance Services

[Pursuant to the Agreement to Provide Compliance Services (the “Compliance Agreement”), the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under 1940 Act. The funds in the Victory Fund Complex, in the aggregate, compensate the Adviser for these services.] As of the date of this SAI, the Funds have not paid any fees for these services.

Administrator

[Victory Capital will provide internal administrative, accounting, operations, compliance and related services.]

[ ]

Administration fees paid by the Predecessor Funds to Diamond Hill Capital Management, LLC

[ ]

Shareholder Servicing/Transfer Agent

Diamond Hill Capital Management, LLC will serve as transfer agent, with Ultimus Fund Solutions, LLC as sub-transfer agent.

Under the terms of its contract with the Funds, Diamond Hill Capital Management, LLC, with Ultimus Fund Solutions, LLC as sub- transfer agent, services shareholder accounts, and its duties include: (i) processing sales, redemptions and exchanges of shares of the

46

Funds; (ii) distributing dividends and capital gains associated with the Funds’ portfolio; and (iii) maintaining account records and responding to shareholder inquiries.

Custodian and Fund Accountant

State Street Bank and Trust Company will serve as custodian. The custodian’s responsibilities include safekeeping and controlling the Funds’ cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds’ investments.

Diamond Hill Capital Management, LLC will provide fund accounting, with Ultimus Fund Solutions, LLC as sub-accountant.

Securities Lending

[ ]

Distributor

[Victory Capital Services, Inc. (the “Distributor”), located at 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, [serves] as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust dated [ ] (the “Distribution Agreement”). Unless otherwise terminated, the Distribution Agreement will remain in effect with respect to each Fund for two years and will continue thereafter for consecutive one-year terms, provided that the renewal is approved at least annually (1) by the Board or by the vote of a majority of the outstanding shares of each Fund, and (2) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of its assignment, as defined under the 1940 Act.]

Prior to the Reorganization, Foreside Financial Services, LLC served as distributor to the Predecessor Funds.

PORTFOLIO MANAGERS

This section includes information about the Funds’ portfolio managers, including information concerning other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

Other Accounts

The following table provides historical predecessor-fund information as of December 31, 2025 relating to the other accounts managed by the portfolio managers and their investments in the Funds. Each of these portfolio managers receives significant input and support from a team of investment professionals. Additional information regarding these investment professionals is available on the following pages. [Current other-account counts, assets, performance-fee account information and ownership as of the most recent practicable date before effectiveness are [●].]

Number of
		Number of			Other
		Registered			Pooled
		Investment			Investment Number of
		Companies	Beneficial Ownership		Vehicles	Other
		Managed			Managed	Accounts
		and	of Equity Securities		and	Managed
		Total Assets	in Funds Managed by		Total	and
		for	each Portfolio Manager		Assets for	Total Assets
Portfolio		such	(Not including incentive-plan		such	for such
Manager	Funds Managed	Accounts	awards)*		Accounts	Accounts
Charles	Large Cap Fund	2 accounts	[Large Cap Fund	Over	4 accounts	48 accounts
Bath		with assets of	$1,000,000		with assets	with assets of
		$1.8 billion			of $1.8	$3.3 billion
billion

Christopher	Long-Short Fund	None	Long-Short Fund	Over $1,000,000	None	None
Bingaman

47

Arthur	Core Plus Bond Fund	None	Core Plus Bond Fund $100,001-	None	None
Cheng			$500,000
Mark	Short Duration Income	None	Short Duration Income Fund Over
Jackson	Fund		$1,000,000
	Core Bond Fund		Core Bond Fund $500,001-$1,000,000
Core Plus Bond Fund
	Core Plus Bond Fund		$100,001-$500,000
1 account	5 accounts
with assets	with assets of
of $216.0	$521.8
million	million
Aaron	Small Cap Fund	2 accounts	Small Cap Fund	Over $1,000,000 2 accounts	1 account
Monroe		with assets of		with assets	with assets of
		$21.6 million		of $56.7	$13.9 million
million
Nathan	Large Cap Fund	2 accounts	Large Cap Fund	None
Palmer	Long-Short Fund	with assets of	Long-Short Fund	Over $1,000,000
$1.8 billion

4 accounts 48 accounts with assets with assets of of $1.8 $3.3 billion billion

Anthony	Small-Mid Cap Fund	2 accounts	Small-Mid Cap Fund	$100,001-
Philipp	Mid Cap Fund	with assets of	$500,000	$100,001-$500,000
	Select Fund	$1.0 billion	Mid Cap Fund
			Select Fund	$10,001-$50,000

4 accounts 14 accounts with assets with assets of of $243.5 $244.7 million million

Richard	Select Fund	None	Select Fund	Over $1,000,000	1 account	7 accounts
Snowdon					with assets with assets of
$174.2
					of $24.6	million
million
Henry	Short Duration Income	1 account	Short Duration Income Fund	Over	1 account	5 accounts
Song	Fund	with assets	$1,000,000	Over $1,000,000	with assets with assets
	Core Bond Fund	of $132.8	Core Bond Fund			of $521.8
Core Plus Bond Fund
	Core Plus Bond Fund	million	$100,001-$500,000		of $216.0	million
million

Christopher	Small-Mid Cap Fund	2 accounts	Small-Mid Cap Fund	Over $1,000,000	4 accounts	14 accounts
Welch	Mid Cap Fund	with assets	Mid Cap Fund	Over $1,000,000	with assets with assets
			Select Fund	Over $1,000,000]
	Select Fund	of $1.02				of $244.7
		billion			of $243.5	million
million

*Beneficial ownership shown in the table does not reflect certain awards to the portfolio managers made under the Adviser’s long-term incentive plan. Those awards are described in a separate table below.

As noted above, this table does not reflect participation by portfolio managers in the long-term incentive plan established by the predecessor adviser. Awards under that plan are notionally allocated among various Diamond Hill Funds and result, over time, in payments for the benefit of the portfolio managers that are intended to generally replicate the investment performance of the relevant Funds, subject to customary vesting and forfeiture requirements. Notional investment amounts, when combined with the actual investments by a portfolio manager, would be as follows, in each case reflecting actual investments made as of December 31, 2025 and incentive plan notional investments as of December 31, 2025:

48

Beneficial Ownership
of Equity Securities
in the Funds
Managed by Each
Portfolio Manager
Portfolio Manager	(Including
incentive-plan awards)
Charles Bath	Large Cap Fund	Over $1,000,000

Christopher Bingaman	Long-Short Fund	Over $1,000,000

Arthur Cheng	Core Plus Bond Fund	$100,001-$500,000

Mark Jackson	Short Duration Income Fund	Over $1,000,000
	Core Bond Fund	$500,001-$1,000,000
	Core Plus Bond Fund	$100,001-$500,000

Aaron Monroe	Small Cap Fund	Over $1,000,000

Nathan Palmer	Large Cap Fund	None
	Long-Short Fund	Over $1,000,000

Anthony Philipp	Small-Mid Cap Fund	$100,001-$500,000
	Mid Cap Fund	$100,001-$500,000
	Select Fund	$10,001-$50,000
Richard Snowdon	Select Fund	Over $1,000,000

Henry Song	Short Duration Income Fund	Over $1,000,000
	Core Bond Fund	Over $1,000,000
	Core Plus Bond Fund	$100,001-$500,000

Christopher Welch	Small-Mid Cap Fund	Over $1,000,000
	Mid Cap Fund	Over $1,000,000
	Select Fund	Over $1,000,000

The following table provides information as of December 31, 2025 relating to the other accounts managed by the portfolio managers with respect to which the advisory fee is based on the performance of the account:

	Number of	Number of	Number of
	Registered	Other Pooled	Other
	Investment	Investment	Accounts
	Companies	Vehicles	Managed and
	Managed and	Managed and	Total Assets
	Total Assets for	Total Assets for	for such
Portfolio Manager	such Accounts	such Accounts	Accounts
Charles Bath	2 accounts with assets of $1.8	4 accounts with assets of $1.8	48 accounts with assets of
	billion	billion	$3.3 billion

Christopher Bingaman	None	None	None

49

Arthur Cheng	None	None	None

Mark Jackson	None	1 account with assets	5 accounts with assets of
		of $216.0 million	$521.8 million

Aaron Monroe	2 accounts with assets of $21.6	2 accounts with assets of $56.71 account with assets of
	million	million	$13.9 million

Nathan Palmer	2 accounts with assets of $1.8	4 accounts with assets of $1.8	48 accounts with assets of
	billion	billion	$3.3 billion

Anthony Philipp	2 accounts with assets of $1.0	4 accounts with assets of	14 accounts with assets of
	billion	$243.5 million	$244.7 million

Richard Snowdon	None	1 account with assets	7 accounts with assets of
		of $24.6 million	$174.2 million

Henry Song	1 account with assets	1 account with assets	5 accounts with assets
	of $132.8 million	of $216.0 million	of $521.8 million

Christopher Welch	2 accounts with assets	4 accounts with assets	14 accounts with assets
	of $1.02 billion	of $243.5 million	of $244.7 million

Although the portfolio managers listed above may be assisted by a team of professionals, such as Associate Portfolio Managers, research analysts and trading personnel, no other person has final responsibility for Fund investment decisions. In order to provide you with additional information regarding the Adviser, the following table identifies the portfolio managers and the team of investment professionals assisting the Global Value, Small Cap and Municipal Credit teams and provides information regarding their professional backgrounds.

Investment Professionals		Principal Occupation(s) During Past 5 Years		Areas of Specialty
Charles Bath	[	]	[	]

Christopher Bingaman	[	]	[	]

Arthur Cheng	[	]	[	]

Mark Jackson	[	]	[	]

Aaron Monroe	[ ]		[ ]

Nathan Palmer	[	]	[	]

Anthony Philipp	[	]	[	]

Richard Snowdon	[	]	[	]

Henry Song	[	]	[	]

Christopher Welch	[	]	[	]

Portfolio Manager Compensation

[The Adviser has designed the structure of its portfolio managers’ compensation to (1) align portfolio managers’ interests with those of the Adviser’s clients with an emphasis on long-term, risk-adjusted investment performance, (2) help the Adviser attract and retain high- quality investment professionals, and (3) contribute to the Adviser’s overall financial success. Each of the portfolio managers receives a base salary plus an annual incentive bonus for managing a Fund, separate accounts, other investment companies, other pooled investment vehicles and other accounts (including any accounts for which the Adviser receives a performance fee) (together, “Accounts”). A portfolio manager’s base salary is dependent on the manager’s level of experience and expertise. The Adviser monitors each manager’s base salary relative to salaries paid for similar positions with peer firms by reviewing data provided by various independent third-party consultants that specialize in competitive salary information. Such data, however, is not considered to be a definitive benchmark.

50

Each of the Adviser’s investment franchises may earn incentive compensation based on a percentage of the Adviser’s revenue attributable to fees paid by Accounts managed by the team. The chief investment officer or a senior member of each team, in coordination with the Adviser, determines the allocation of the incentive compensation earned by the team among the team’s portfolio managers by establishing a “target” incentive for each portfolio manager based on the manager’s level of experience and expertise in the manager’s investment style. Individual performance is based on objectives established annually using performance metrics such as portfolio structure and positioning, research, stock selection, asset growth, client retention, presentation skills, marketing to prospective clients and contribution to the Adviser’s philosophy and values, such as leadership, risk management and teamwork. The annual incentive bonus also factors in individual investment performance of each portfolio manager’s portfolio or Fund relative to a selected peer group(s). The overall performance results for a manager are based on the composite performance of all Accounts managed by that manager on a combination of one-, three-, and five-year rolling performance periods as compared to the performance information of a peer group of similarly managed competitors.

The Adviser’s portfolio managers may participate in the equity ownership plan of the Adviser’s parent company. There is an ongoing annual equity pool granted to certain employees based on their contribution to the firm. Eligibility for participation in these incentive programs depends on the manager’s performance and seniority.]

Conflicts of Interest

The Adviser’s portfolio managers are often responsible for managing one or more Funds as well as other accounts, such as separate accounts, and other pooled investment vehicles, such as collective trust funds or unregistered hedge funds. A portfolio manager may manage other accounts which have materially higher fee arrangements than a Fund and may, in the future, manage other accounts which have a performance-based fee. A portfolio manager also may make personal investments in accounts he or she manages or supports. The side-by-side management of the Funds along with other accounts may raise potential conflicts of interest by incenting a portfolio manager to direct a disproportionate amount of: (1) their attention; (2) limited investment opportunities, such as less-liquid securities or initial public offering; and/or (3) desirable trade allocations, to such other accounts. In addition, certain trading practices, such as cross- trading between Funds or between a Fund and another account, raise conflict of interest issues. The Adviser has adopted numerous compliance policies and procedures, including a Code of Ethics, and brokerage and trade allocation policies and procedures, which seek to address the conflicts associated with managing multiple accounts for multiple clients. In addition, the Adviser has a designated Chief Compliance Officer (selected in accordance with the federal securities laws) and compliance staff whose activities are focused on monitoring the activities of the Adviser’s investment franchises and employees in order to detect and address potential and actual conflicts of interest. However, there can be no assurance that the Adviser’s compliance program will achieve its intended result.

DISTRIBUTION AND SERVICE PLANS

[Where offered, Class A shares pay distribution and service (Rule 12b-1) fees at an annual rate of 0.25% of average daily net assets attributable to that class. Class C shares pay combined distribution and service (Rule 12b-1) fees at an annual rate of 1.00% of average daily net assets attributable to that class. Class Y and Class R6 shares do not pay Rule 12b-1 fees. These payments (other than service fees), which generally are made on a monthly basis, also may be used to cover expenses incurred by the Distributor for providing sales and promotional activities under the Funds’ Rule 12b-1 Plan, including the printing and distribution of sales literature and prospectuses sent to prospective investors. Authorized dealers to whom substantially the entire sales charge is reallowed may be deemed to be underwriters, according to the definition under the 1933 Act. Pursuant to the Distribution and Services Agreements between the Distributor and the Trust, the Funds agree to indemnify the Distributor against certain liabilities under the 1933 Act. Any distribution- related (Rule 12b-1) fee may be used in whole or in part to finance distribution activities, including sales compensation, and/or shareholder account liaison and servicing activities.]

The Funds’ Rule 12b-1 Plan is a compensation plan, which means that the Funds pay the Distributor for distributor services based on the net assets of the covered shares. The Distributor pays financial services firms’ fees for distributing the applicable shares. The Class Y and Class R6 shares of the Funds do not participate in the Plan.

Under the Rule 12b-1 Plan, for the fiscal year ended [ ], 2026, the Distributor paid $[ ] to financial services firms as fees for distribution of Fund shares, $[ ] for compensation and overhead for internal marketing personnel, $[ ] for payments to marketing consultants and for other professional services, and $[ ] miscellaneous distribution-related costs. These payments aggregated $[ ], of which $[ ] was paid by the Distributor from amounts received by it under the Funds’ Rule 12b-1 Plan distribution fee (which amounts included $[ ] retained by the Distributor under that Plan as fees for its own distribution activities on behalf of the Funds). The remainder of that aggregate amount was paid by the Distributor from its own assets. For the fiscal years ended [ ], 2025 and [ ], 2024, the Distributor received $[ ] and $[ ], respectively, under the Funds’ Rule 12b-1 Plan distribution fee which amounted to $[ ] and $[ ] retained by the Distributor, respectively. For the fiscal years ended [ ], 2026, [ ], 2025, [ ], 2024, the Distributor received $[ ], $[ ], and $[ ], respectively, under the Funds’ Rule 12b-1 Plan service fee.

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For the fiscal year ended [ ], 2026, the Distributor received $[ ] in net underwriting discounts and commissions, $[ ] in compensation on redemptions and repurchases and $[ ] in other compensation from the Funds.

A Fund may enter into arrangements with financial intermediaries to provide sub-transfer agent services and other related services (e.g., client statements, tax reporting, order-processing and client relations) that otherwise could be handled by the Fund’s transfer agent, [ ]. As a result, these third parties may charge fees (sometimes called “sub-transfer agency fees”) to the Fund for these services so long as such compensation does not exceed certain limits set from time to time by the Board of Trustees in consultation with management. A Fund may compensate the institution rendering such services on a per-account basis, as an asset-based fee, based on transaction fees or other charges, or on a cost reimbursement basis, or in some cases, a combination of these inputs. The aggregate amount of sub-transfer agency fees may be substantial and may exceed the actual costs incurred in engaging in these services. Accordingly, financial intermediaries may realize a profit in connection with such services. (The Adviser, the Distributor or an affiliate may make additional payments to intermediaries for these and other services, and their payments may be based on the same or other methods of calculation. See “Payments to Financial Intermediaries—Revenue Sharing” above.) Sub-transfer agency fees can comprise a substantial portion of the Funds’ ongoing expenses. While the Adviser and the Distributor consider these sub-transfer agency fees to be payments for services rendered, they represent an additional business relationship between these sub-transfer agents and the Funds that often results, at least in part, from past or present sales of Fund shares by the sub-transfer agents or their affiliates. While sub-transfer agency fees and service levels are set in the market, there generally is limited comparative information available about them. The Funds and the Adviser also face certain conflicts of interest when considering these relationships in that the counterparty is both a prospective service provider and, typically, a distribution partner. The Adviser’s practice of paying sub-transfer agency fees above agreed limits as revenue sharing (as discussed above) also creates conflicts of interest for the parties when considering sub- transfer agency relationships, and that is so both generally and in terms of the allocation of those fees between the Funds and the Adviser.

[For the 12-month period ended December 31, 2025, total sub-transfer agency payments of this nature made by the Predecessor Funds were $[●].] The acquiring Funds have not commenced operations.

Additional payments relating to sub-transfer agency services may be paid by the Distributor, the Adviser or an affiliate out of its or their own resources which is sometimes considered a form of “revenue sharing” (as discussed above). [Additional historical sub- transfer agency payments by the predecessor distributor, predecessor adviser or their affiliates, and the applicable reporting period: [●].]

CODE OF ETHICS

The Trust and the Adviser each have adopted a Code of Ethics in accordance with Rule 17j-1 under the 1940 Act. The Adviser’s Code of Ethics applies to all of the Adviser’s directors and officers and employees with investment advisory duties (“Access Personnel”) and all of the Adviser’s directors, officers and employees (“Supervised Personnel”). Each Code of Ethics provides that Access Personnel must refrain from certain trading practices. Each Code also requires all Access Personnel (and, in the Adviser Code, all Supervised Personnel) to report certain personal investment activities, including, but not limited to, purchases or sales of securities that may be purchased or held by a Fund. Violations of any Code of Ethics can result in penalties, suspension, or termination of employment.

PROXY VOTING POLICIES AND PROCEDURES

In accordance with the 1940 Act, the Trust [has adopted] policies and procedures for voting proxies related to equity securities held by the Funds (the “Proxy Voting Policy”). The Trust’s Proxy Voting Policy is designed to: (i) ensure that proxies are voted in the best interests of shareholders of the Funds with a view toward maximizing the value of their investments; (ii) address conflicts of interests between these shareholders, on the one hand, and affiliates of the Fund, the Adviser or the Distributor, on the other, that may arise regarding the voting of proxies; and (iii) provide for the disclosure of the Funds’ proxy voting records and the Proxy Voting Policy.

[The Proxy Voting Policy delegates to the Adviser the obligation to vote the Funds’ proxies in the best interests of the Funds and their shareholders, subject to oversight by the Board.]

[The Diamond Hill proxy voting policies and procedures expected to apply to the Funds are summarized in Appendix B.]

The Funds’ Proxy Voting Policy provides that the Funds, in accordance with SEC rules, annually will disclose on Form N-PX the Funds’ proxy voting record. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is updated each year by August 31st and is available without charge, upon request, by calling toll free [] or by accessing the SEC’s website at sec.gov.

52

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Adviser is responsible for decisions to buy and sell securities, futures and options on securities, on indices and on futures for the Funds, the selection of brokers, dealers and futures commission merchants to effect those transactions and the negotiations of brokerage commissions, if any. Broker-dealers and futures commission merchants may receive brokerage commissions on Fund portfolio transactions, including options and the purchase and sale of underlying securities or futures positions upon the exercise of options. Orders may be directed to any broker or futures commission merchant to the extent and in the manner permitted by applicable law.

Substantially all brokers through whom the Adviser executes orders provide proprietary research on general economic trends or particular issuers. Selected brokers provide third-party research and brokerage services, that is, services obtained by the broker from a third party that the broker then provides to the Adviser. The Adviser may obtain quotes and other market data information in this manner. Many brokers also invite investment personnel of the Adviser to attend investment conferences sponsored by such brokers.

Brokerage commissions generally are negotiated in the case of U.S. securities transactions, but in the case of foreign securities transactions may be fixed and may be higher than prevailing U.S. rates. Commission rates are established pursuant to negotiations with the executing parties based on the quantity and quality of the execution services.

The Adviser may utilize certain electronic communication networks (“ECNs”) in executing transactions for certain types of securities. These ECNs may charge fees for their services, including access fees and transaction fees. The transaction fees, which are similar to commissions or markups/markdowns, will generally be charged to clients and, like commissions and markups/markdowns, would generally be included in the cost of the securities purchased.

In addition, services may be acquired or received either directly from executing broker-dealers, or indirectly through other broker- dealers in step-out transactions or similar arrangements. A “step-out” is an arrangement by which an investment manager executes a trade through one broker-dealer but instructs that entity to step-out all or a portion of the trade to another broker-dealer. This second broker-dealer will clear, settle, and receive commissions for, the stepped-out portion.

Equity securities traded in over-the-counter markets, bonds, including convertible bonds, and loans are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriters, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments and U.S. government agency securities may be purchased directly from the issuer, in which case no commissions or discounts are paid.

In placing orders for portfolio securities or futures, the Adviser seeks to obtain best execution or the most favorable execution under the circumstances and in accordance with appliable law. Within this framework, the Adviser will consider the research and investment services provided by brokers, dealers or futures commission merchants who effect transactions for a Fund or who are parties to portfolio transactions with a Fund, the Adviser or the Adviser’s other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include, but are not limited to, statistical and economic data research reports on particular companies and industries, and meetings with corporate executives (sometimes referred to as “corporate access”).

Brokers, dealers or futures commission merchants furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are generally significantly smaller than a Fund’s, and the services furnished by such brokers, dealers or futures commission merchants may be used by the Adviser in providing investment management for a Fund. Commission rates are based on the quality and quantity of execution services provided by the executing party and reflect generally prevailing rates. In addition, the Adviser is authorized to pay higher commissions on brokerage transactions for the Fund to brokers in order to secure the research and investment services described above (sometimes referred to as “paying up”) in accordance with applicable law. The use of commissions on brokerage transactions paid by the Funds and other investment accounts to pay for research and the investment services described above is sometimes referred to as “soft dollars” and is subject to review by the Board of Trustees from time to time as to the extent and continuation of this practice. When using soft dollars, the Adviser need not solicit competitive bids and does not have an obligation to seek the lowest available commission cost. It is not the Adviser’s practice to negotiate “execution only” commission rates, thus a Fund may be deemed to be paying for research, brokerage or other services provided by the broker that are included in the commission rate.

Section 28(e) of the Securities Exchange Act of 1934, as amended, is a “safe harbor” that permits an investment adviser to use commissions or “soft dollars” to obtain research and brokerage services that provide lawful and appropriate assistance in the investment decision-making process. The use of commissions to obtain such other services would be outside the parameters of Section 28(e). Since Section 28(e) generally relates only to the use of commissions on equity transactions, the use of commissions or other

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transaction costs paid on transactions in instruments other than equity securities typically would also be outside the parameters of Section 28(e).

The payment for eligible services under Section 28(e) by the Funds through soft dollars using Fund assets benefits the Adviser because the Adviser does not need to produce or pay for such research services, and as a result, the receipt of research in exchange for soft dollars may create a conflict of interest. Research or other services obtained in this manner may be used in servicing any or all of the Funds and other investment accounts, including in connection with accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other investment accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that account. In addition, other investment accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Funds and to such other investment accounts. Certain clients, including the Funds, could bear more of the cost of soft dollar arrangements than other investment accounts. Moreover, the Adviser may be incentivized to select or recommend a broker-dealer based on the Adviser’s interest in receiving research services, among the other factors that the Adviser considers, consistent with best execution.

In some instances, the Adviser may receive a product or service that may be used only partially for functions within Section 28(e) (e.g., an order management system, trade analytical software or proxy services). In such instances, the Adviser will make a good faith effort to determine the relative proportion of the product or service used to assist the Adviser in carrying out its investment decision- making responsibilities and the relative proportion used for administrative or other purposes outside Section 28(e). The proportion of the product or service attributable to assisting the Adviser in carrying out its investment decision-making responsibilities will be paid through brokerage commissions generated by Fund transactions and the proportion attributable to administrative or other purposes outside Section 28(e) will be paid for by the Adviser from its own resources.

Research and brokerage services obtained by the use of commissions arising from a Fund’s portfolio transactions may be used by the Adviser in its other investment activities and thus, a Fund may not necessarily, in any particular instance, be the direct or indirect beneficiary of the research or brokerage services provided.

Independent third-party research is a component of the Funds’ investment selection process and is generally paid for via brokerage commissions that bundle research costs either directly with the trade execution clearing and/or settlement services provided by a particular broker/dealer, or through step-out transactions with other broker-dealers. The Adviser’s receipt of research on this basis benefits it because the Adviser does not need to produce or pay for such research services, and as a result, the receipt of research in exchange for soft dollars creates a conflict of interest. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing and settlement services provided by the broker-dealer and will not be paid by the Adviser.

The Adviser may also receive research that is either paid for directly by the Adviser (sometimes referred to as “hard dollar” arrangements ) or obtained utilizing soft dollars through a commission sharing arrangement (“CSA”). The Adviser has entered into CSAs under which the Adviser may execute transactions through, and obtain research from, a broker-dealer. Under a CSA, the Adviser may request that the broker-dealer allocate a portion of the commissions to another firm that provides research to the Adviser. To the extent that the Adviser continues to engage in CSAs, many of the same conflicts related to traditional soft dollar arrangements exist.

Although the Adviser will make a good faith determination that the amount of commissions paid is reasonable in light of the products or services provided by a broker, commission rates are generally negotiable and thus, selecting brokers on the basis of considerations that are not limited to the applicable commission rates will generally result in higher transaction costs than would otherwise be obtainable. The receipt of such products or services and the determination of the appropriate allocation in the case of “mixed use” products or services create a conflict of interest between the Adviser and a Fund.

In purchasing and selling debt instruments, the Adviser ordinarily places transactions with a broker-dealer acting as principal for the instruments on a net basis, with no brokerage commission being paid directly by the client (although the price may include undisclosed compensation, markups and markdowns) and may involve the designation of selling concessions. Debt instruments also may be purchased from underwriters at prices which include underwriting fees. Any transactions placed through broker-dealers as principals reflect the spread between the bid and ask prices. Funds that invest exclusively or primarily in debt instruments may nonetheless benefit from research and services received through the use of commissions generated by Funds investing in equity securities.

A Fund may, from time to time and to the extent permitted by applicable law, sell or purchase securities to or from companies or persons who are considered to be affiliated with that Fund solely because they are investment advisory clients of the Adviser or an affiliate. Such transactions will be effected for cash consideration, at the current market price of the particular securities, and no

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brokerage commissions or fees other than customary transfer fees shall be paid in connection with any such transactions. Additionally, all such transactions will be consistent with procedures adopted by the Board of Trustees.

The acquiring Funds have not commenced investment operations and have paid no brokerage commissions. Historical brokerage information for the Predecessor Funds relates to the fiscal years ended December 31, 2025, 2024 and 2023 (or the shorter period of operations of the applicable Predecessor Fund). [Total brokerage commissions and transaction amounts by predecessor and applicable period: [●]. Commissions or options clearing charges paid to an affiliate or related party of the predecessor adviser: [●]. Commissions paid to firms providing research, statistical or other services during the latest applicable period, and the related transaction amounts: [●].]

Affiliated Brokerage

[ ]

Allocation of Brokerage in Connection with Research Services

[ ]

Securities of Regular Broker-Dealers

[ ]

The Board periodically reviews the Adviser’s performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Funds.

Portfolio Turnover

Each Fund may sell a portfolio investment soon after its acquisition if the Adviser believes that such a disposition is consistent with attaining the investment objective of the Fund. The Funds’ portfolio turnover rates stated in the Prospectuses are calculated by dividing the lesser of each Fund’s purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities, at the time of acquisition, were one year or less. Portfolio turnover is calculated on the basis of a Fund as a whole without distinguishing between the classes of shares issued.

The turnover rate for a Fund will vary from year-to-year, and, depending on market conditions, could be greater in periods of unusual market movement and volatility. Transaction costs associated with turnover are borne directly by the Fund and, ultimately, by its shareholders. A high rate of portfolio turnover (generally, over 100% annually) generally will involve correspondingly greater transaction costs. High portfolio turnover may result in the realization of substantial net capital gains. To the extent short-term capital gains are realized, distributions attributable to such gains will be ordinary income for federal income tax purposes.

The following table shows historical portfolio turnover of the Predecessor Funds. The acquiring Funds have not commenced investment operations. [Prior fiscal-year turnover rates, to the extent the relevant Predecessor Fund was operating during that period: [●].]

Predecessor Fund	Fiscal year or period	Portfolio turnover
Diamond Hill Core Bond Fund	fiscal year ended December 31, 2025	18%
Diamond Hill Core Plus Bond Fund	fiscal year ended December 31, 2025	50%
Diamond Hill Large Cap Fund	fiscal year ended December 31, 2025	45%
Diamond Hill Long-Short Fund	fiscal year ended December 31, 2025	67%
Diamond Hill Mid Cap Fund	fiscal year ended December 31, 2025	33%
Diamond Hill Select Fund	fiscal year ended December 31, 2025	50%
Diamond Hill Short Duration Securitized Bond	fiscal year ended December 31, 2025	37%
Fund
Diamond Hill Small Cap Fund	fiscal year ended December 31, 2025	57%
Diamond Hill Small-Mid Cap Fund	fiscal year ended December 31, 2025	44%

DIVIDENDS, CAPITAL GAINS AND DISTRIBUTIONS

The Funds distribute substantially all of their net investment income and net capital gains, if any, to shareholders within each calendar year as well as on a fiscal year basis to the extent required for the Funds to qualify for favorable federal tax treatment. The Funds ordinarily declare and pay dividends separately for each class of shares, from their net investment income. [Short Duration Income Fund, Core Bond Fund and Core Plus Bond Fund ordinarily pay dividends from net investment income monthly; the other Funds ordinarily pay them annually. Each Fund ordinarily distributes net realized capital gains annually. Each Fund may make additional distributions, if necessary, to comply with U.S. federal tax requirements and avoid U.S. federal income or excise tax.]

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The amount of a class’s distributions may vary from time to time depending on market conditions, the composition of a Fund’s portfolio and expenses borne by a Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends attributable to a particular class will differ due to differences in distribution expenses and other class-specific expenses.

TAXES

The following information supplements and supersedes such discussion in the Funds’ Prospectus titled “Information on Dividends, Distributions and Taxes.” The following is a summary of certain material U.S. federal income tax considerations relating to each Fund’s qualification as a “regulated investment company” (a “RIC”) and the acquisition, ownership and disposition of shares of a Fund. This summary is based upon the Code, regulations promulgated by the U.S. Treasury Department, current administrative interpretations and practices of the Internal Revenue Service (“IRS”) (including administrative interpretations and practices expressed in private letter rulings which are binding on the IRS only with respect to the particular taxpayers who requested and received those rulings) and judicial decisions, all as currently in effect and all of which are subject to differing interpretations or to change, possibly with retroactive effect. This summary does not address any proposals to modify such tax laws. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of the tax considerations described below. No advance ruling has been or will be sought from the IRS regarding any matter discussed in this summary. Except as otherwise discussed below, this summary does not discuss the impact that U.S. state and local taxes and taxes imposed by non-U.S. jurisdictions could have on the matters discussed in this summary. This summary is for general information only, and does not purport to discuss all aspects of U.S. federal income taxation that may be important to a particular shareholder in light of its investment or tax circumstances or to shareholders subject to special tax rules, such as U.S. expatriates; persons who mark-to-market Fund shares; subchapter S corporations; U.S. shareholders whose functional currency is not the U.S. dollar; financial institutions; insurance companies; broker-dealers; RICs; REITs; trusts and estates; persons holding Fund shares as part of a “straddle,” “hedge,” “conversion transaction,” “synthetic security” or other integrated investment; persons subject to the alternative minimum tax; persons holding their Fund shares through a partnership or similar pass-through entity; tax-exempt organizations (except as otherwise discussed below); investors in tax deferred accounts such as a 401(k) plan or an individual retirement account (“IRA”); persons subject to special tax rules as a result of being treated as receiving any “excess inclusion income” from a Fund (except as otherwise discussed below); shareholders subject to special tax accounting rules as a result of their use of “applicable financial statements” (within the meaning of Section 451(b)(3) of the Code; and foreign shareholders (except as otherwise discussed below). Unless otherwise noted, this discussion applies only to U.S. shareholders that hold shares as capital assets, which generally means as property held for investment. A U.S. shareholder is an individual who is a citizen or resident of the United States; a U.S. corporation (including an entity treated as a corporation); a trust if it (i) is subject to the primary supervision of a court in the United States and one or more U.S. persons have the authority to control all substantial decisions of the trust or (ii) has made a valid election to be treated as a U.S. person; or any estate the income of which is subject to U.S. federal income tax regardless of its source. Current and prospective shareholders are urged to consult their own tax advisors with respect to the specific U.S. federal, state, local and non-U.S. tax consequences of investing in the Fund.

Each Fund has elected and intends to qualify annually as a RIC under Subchapter M of the Code. In order to qualify as a RIC for a taxable year, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, net income derived from interests in qualified publicly traded partnerships (“qualified PTPs”), gains from the sale or other disposition of stock, securities or foreign currencies, or other income (such as gains from options, futures or forward contracts) derived with respect to the business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. government securities, securities of other RICs and other securities, with such other securities of any one issuer qualifying only if the Fund’s investment is limited to an amount not greater than 5% of the value of the Fund’s assets and not more than 10% of the voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or securities of other RICs) or of two or more issuers which the Fund controls and which are determined, under Treasury regulations, to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more qualified PTPs; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends and interest net of expenses and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its tax-exempt interest income (net of certain costs allocable to such income) for the year.

Each Fund may invest in certain assets, such as gold bullion, that do not constitute “securities” for purposes of the RIC qualification tests referred to in the previous paragraph and other assets, including various derivative and structured investment products the status of which as “securities” for such purposes may not be fully settled. Subject to the savings provisions described below, if a sufficient portion of a Fund’s assets were not stock or such securities or if a sufficient portion of a Fund’s gross income were not derived from stock or such securities for any taxable year, that Fund may fail to qualify as a RIC for such taxable year.

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If a Fund fails to qualify for taxation as a RIC for any taxable year, the Fund’s income will be taxed at the Fund level at the regular corporate rate and the tax consequences to shareholders would be different from those described in this section (for example, all distributions to shareholders generally would be taxed as ordinary income, even if those distributions are derived from tax-exempt interest or capital gains realized by the Fund). In addition, in order to requalify for taxation as a RIC that is accorded special tax treatment, such Fund may be required to recognize unrealized gains, incur substantial taxes on such unrealized gains, and make certain substantial distributions. Each Fund has elected and intends to qualify annually as a RIC under the Code.

If a Fund were otherwise to fail to satisfy the gross income test for a taxable year, it would nevertheless be considered to satisfy such test if its failure to satisfy the gross income test were due to reasonable cause and not willful neglect and if it were to satisfy certain procedural requirements. A Fund would be subject to an excise tax if it were to rely on this savings provision in order to meet the gross income test.

In addition, if a Fund were otherwise to fail to satisfy the asset diversification test, it would nevertheless be considered to satisfy such test if either (a) the failure to satisfy the asset test were de minimis and the Fund were to satisfy the asset test within a prescribed time period or (b) the Fund’s failure to satisfy the asset diversification test were due to reasonable cause and not willful neglect, the Fund were to satisfy the test within a prescribed time period and the Fund were to satisfy certain procedural requirements. A Fund’s failure to satisfy the asset diversification test would be considered de minimis if it were due to the Fund’s ownership of assets the total value of which did not exceed the lesser of $10 million and 1 percent of the total value of the Fund’s assets at the end of the fiscal quarter in which the test was being applied. A Fund would be subject to an excise tax if it were to rely on the savings provision described in (b) of this paragraph in order to meet the asset diversification test.

As a RIC, each Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it currently distributes to shareholders. Each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains, in addition to distributing to its shareholders substantially all of its net tax-exempt interest income, if any.

For purposes of determining the amount of dividends that a Fund has distributed to its shareholders for a taxable year, each Fund may elect to treat certain dividend distributions paid in the following taxable year as having been paid in the earlier taxable year.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a non-deductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute during each calendar year an amount equal to or exceeding the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year,

(2)at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending on October 31 of the calendar year, and (3) 100% of any ordinary income and capital gains for the preceding year that were not distributed during that year. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

Finally, any foreign currency transactions that are not directly related to a Fund’s investments in securities (possibly including, but not limited to, speculative currency positions or currency derivatives not used for hedging purposes) could, under future administrative guidance issued by the IRS, produce income not among the types of “qualifying income” from which the Fund must derive at least 90 percent of its annual gross income.

Net capital loss carryforwards of a Fund may be applied against any net realized capital gains in each succeeding year, until they have been reduced to zero. In the event that the Fund were to experience an ownership change as defined under the Code, the loss carryforwards and other favorable tax attributes of the Fund, if any, may be subject to limitation.

As noted above, to qualify as a RIC, a Fund must derive at least 90% of its gross income each taxable year from certain specified sources. Income from direct investments in commodities and certain related instruments generally do not constitute qualifying income for purposes of such annual 90% gross income test. The IRS has issued a number of private letter rulings to RICs concluding that “subpart F income” from an investment in a wholly-owned foreign subsidiary that invests in commodities and related commodity-linked derivatives constitutes qualifying income, but each of these private letter rulings applies only to the taxpayer that received it and may not be used or cited as precedent. Certain Diamond Hill funds have obtained a similar ruling from the IRS. However, the IRS has since suspended the issuance of such rulings and has been reviewing its policy in this area, preventing any Fund from requesting and receiving a similar ruling. It is possible that, as a consequence of its review of this area, the IRS will reverse its prior position and publish guidance under which it will take the position that “subpart F income” from a Cayman Subsidiary is not qualifying income for purposes of the annual 90% gross income test. A Fund also may incur transaction and other costs to comply with any new or additional guidance from the IRS.

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Different tax treatment is accorded to investors in tax deferred accounts such as a 401(k) plan or an IRA, including a penalty on pre- retirement distributions that are not properly rolled over to other IRAs. Investors in tax deferred accounts should consult their tax advisers for more information.

Dividends paid out of a Fund’s investment company taxable income generally will be taxable to a U.S. shareholder as ordinary income. Provided that certain holding period requirements are met at the Fund and shareholder levels, certain dividends received by non- corporate shareholders (including individuals) from a Fund may be eligible for the reduced tax rates applicable in the case of long-term capital gains to the extent that the Fund receives “qualified dividend income” and reports a portion of its dividends as such in a written statement to shareholders. Substitute payments received by a Fund representing dividends paid on securities loaned out by the Fund will not be considered qualified dividend income, and distributions by the Fund on such substitute payments will not be eligible to be treated as dividends dividends. Provided that certain holding period requirements are met at the Fund and shareholder levels, certain dividends received by corporate shareholders from a Fund may be eligible for the corporate dividends-received deduction to the extent the Fund receives dividends paid by U.S. corporations and reports a portion of its dividends as such in a written statement to shareholders. Substitute payments received by the Fund representing dividends paid on securities loaned out by the Fund will not be treated as dividends eligible for the dividends received deduction.

Any dividends paid by a Fund that are attributable to distributions from REITs will not qualify for the corporate dividends-received deduction. Furthermore, dividends attributable to distributions from REITs will generally not qualify for the reduced tax rates applicable to certain Fund dividends paid to non-corporate shareholders (including individuals). However, dividends attributable to distributions from REITs (other than capital gain dividends, as defined in section 857(b)(3) of the Code, and qualified dividend income) may be treated by non-corporate shareholders as “qualified REIT dividends” and such shareholders generally may deduct 20% of the amount of qualified REIT dividends they receive from their taxable income under section 199A of the Code, if such shareholders meet the holding period requirements for their Fund shares, described in the next sentence, and the Fund satisfies similar holding period requirements for the REIT shares. The shareholder holding period requirements are met if the Fund shares are held by the shareholder for more than 45 days (taking into account the principles of section 246(c)(3) and (4) of the Code) during the 91-day period beginning on the date which is 45 days before the date on which such shares become ex-dividend with respect to such dividend, but only if and to the extent the shareholder is not under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Substitute payments received by a Fund representing qualified REIT dividends paid on REIT securities loaned out by the Fund will not be considered qualified REIT dividends, and distributions by the Fund of such substitute payments will not be eligible for the 20% deduction currently available for ordinary REIT dividends paid to non-corporate shareholders.

Certain types of income received by a Fund from its investment in mortgage REITs may cause the Fund to report some of its distributions as “excess inclusion income.” To Fund shareholders, such excess inclusion income would: (i) constitute taxable income, as “unrelated business taxable income”, for those shareholders who would otherwise be exempt from U.S. federal income tax, such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (ii) not be offset by current, carryforward or carryback net operating losses; (iii) not be eligible for reduced U.S. withholding for non-U.S. shareholders that otherwise would be eligible for reduced treaty rates or exemptions from U.S. withholding; and (iv) cause the Fund to be subject to tax if “disqualified organizations,” as defined by the Code, own shareholders in the Fund, in which case, the Fund may reduce distributions that would otherwise be made to such disqualified organizations by the amount of the tax so imposed. Each Fund tries to avoid investing in mortgage REITs that are expected to generate excess inclusion income, but a Fund may not always be successful in doing so. Because information about a mortgage REIT’s investments may be inadequate or inaccurate, or because a mortgage REIT may change its investment program, a Fund may not be successful in avoiding the consequences described above. Avoidance of investments in mortgage REITs that generate excess inclusion income may require the Fund to forego otherwise attractive investment opportunities.

Distributions of net capital gains derived from sales of portfolio securities by a Fund, if any, and reported as capital gains distributions, are generally taxable to non-corporate shareholders at long-term capital gain rates, regardless of whether the shareholder has held the Fund’s shares for more than one year, and are not eligible for the dividends-received deduction for corporate shareholders. Distributions of gains realized on collectibles, such as gains on gold and silver bullion, held for one year or less, are taxable to a U.S. shareholder as short-term gains. Distributions of gains realized on collectibles held for greater than one year, to the extent properly reported as such by the applicable Fund, are taxable to non-corporate shareholders at a maximum 28% tax rate. Distributions in excess of a Fund’s earnings and profits will first reduce the adjusted tax basis of a shareholder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such shareholder (assuming the Fund shares are held as a capital asset). Shareholders will be notified annually as to the U.S. federal income tax status of distributions. After the close of each calendar year, each Fund will designate the portion of its distributions paid to shareholders constituting ordinary dividends, qualified dividend income, capital gain dividends, dividends eligible for the corporate dividends-received deduction, exempt-interest dividends, and returns of capital. Depending on the nature of the dividends, dividends are taxable to shareholders even if they are reinvested in additional shares of a Fund, and shareholders receiving such distributions will have a cost basis in each such share equal to the net asset value of a share of the Fund on the reinvestment date and will receive a report as to the net asset value of those shares.

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As described above, a Fund may invest in MLPs. An MLP treated as a partnership for U.S. federal income tax purposes does not pay U.S. federal income tax at the partnership level, subject to the application of certain partnership audit rules. Rather, a Fund is required to take into account the Fund’s allocable share of the income, gains, losses, deductions, expenses and tax credits recognized by such MLP regardless of whether the MLP distributes cash to the Fund. Because a Fund may recognize income from an MLP in excess of the cash distributions received from the MLP, a Fund may be required to sell other securities or may have to use leverage in order to satisfy the distribution requirements to qualify as a RIC and to avoid U.S. federal income and excise taxes. Distributions to a Fund from an MLP that is treated as a partnership for U.S. federal income tax purposes are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest.

An MLP could be treated as a corporation for U.S. federal income tax purposes, generally based on the kinds of income generated by the MLP, in which case the MLP would be required to pay U.S. federal (and applicable state and local) income tax on its net income at the regular corporate rate. Taxation as a corporation of an MLP in which a Fund invests would result in a reduction of the value of a Fund’s investment in the MLP and, consequently, your investment in a Fund.

As noted above, to qualify as a RIC, a Fund must derive at least 90% of its gross income each taxable year from certain specified sources. If an MLP treated as a partnership for U.S. federal income tax purposes is not a qualified PTP, the income of the MLP would be treated as qualifying income for purposes of the annual 90% gross income test only to the extent such income is attributable to items of income of the MLP that would be qualifying income if realized directly by a Fund. If an MLP treated as a partnership for U.S. federal income tax purposes is a qualified PTP, all of the net income derived from such qualified PTP would be qualifying income for purposes of the annual 90% gross income test. To qualify as a RIC, a Fund must also satisfy certain quarterly asset diversification tests. If an MLP treated as a partnership for U.S. federal income tax purposes is not a qualified PTP, in general, a Fund would look through to the underlying assets of the MLP for purposes of applying the quarterly asset diversification tests. If an MLP treated as a partnership for U.S. federal income tax purposes is treated as a qualified PTP, however, the quarterly asset diversification tests would be applied by treating such qualified PTP as the issuer of securities of such qualified PTP and there would be no look through to the underlying assets of such partnership. Additionally, under the quarterly asset diversification tests, no more than 25% of the value of a Fund’s assets may be invested in securities of one or more qualified PTPs at the end of each calendar quarter. MLPs in which a Fund invests generally are not obligated to disclose the contents of their portfolios on a regular basis. This lack of transparency may make it difficult to monitor the sources of a Fund’s income and the diversification of its assets to ensure that the Fund satisfies the annual 90% gross income test and the quarterly asset diversification tests.

Investments in MLPs treated as partnerships for U.S. federal income tax purposes may result in shareholders of a Fund being required to either request extensions to file their tax returns or file amended returns. Where a Fund invests in MLPs treated as partnerships for U.S. federal income tax purposes, a Fund will typically not receive its Schedule K-1 tax statements from the MLPs until after the date on which a Fund is required to mail Forms 1099 to its shareholders. Therefore, a Fund may need to send its shareholders corrected Forms 1099 after it receives Schedules K-1 from such MLPs, and this may require shareholders to file amended personal tax returns. Additionally, if a Fund invests in MLPs that are treated as partnerships for U.S. federal income tax purposes, it may be difficult to estimate the income from the MLPs prior to a Fund’s receipt of Schedules K-1 from the MLPs, for purposes of determining the amount a Fund is required to timely distribute each year to preserve its status as a RIC and to avoid becoming subject to federal income or excise tax.

Non-corporate shareholders who are direct holders of PTPs generally are eligible for a deduction of up to 20% of “qualified publicly traded partnership income.” A Fund will not be able to claim such a deduction in respect of income allocated to it by any MLPs or other PTPs in which it invests, and absent any additional guidance, the law does not allow the Fund to pass through to its non-corporate shareholders the special character of this income and to claim a deduction in respect of Fund dividends attributable to such income.

Certain investments by a Fund may affect the timing, character and amount of income and gain the Fund recognizes. Additionally, certain investments by a Fund may increase or accelerate a Fund’s recognition of income, including the recognition of taxable income in excess of the cash generated by such investments. Such income must be included in determining the amount of income which the Fund must distribute to maintain its status as a RIC and to avoid the imposition of U.S. federal income tax and the 4% excise tax. In such case, the Fund could be required to dispose of securities which it might otherwise have continued to hold or borrow to generate cash to satisfy its distribution requirements.

A Fund that invests in debt instruments that are at risk of or are in default may become subject to special tax issues regarding when the Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent it may take deductions for bad debts or worthless securities, how payments received on defaulted instruments should be allocated between principal and interest, and whether exchanges or modifications of debt instruments are taxable. These and other issues related to at-risk debt instruments also may affect the amount of income that a Fund is required to distribute to preserve its status as a RIC and to avoid becoming subject to federal income or excise tax.

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A Fund’s gains and losses on the sale, lapse, or termination of options that it holds will generally have the same character as gains and losses from the sale of the security to which the option relates. If options written by a Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. A Fund also may have short-term capital gains and losses associated with closing transactions with respect to options written by the Fund. If call options written by a Fund are exercised, the selling price of the security to which the option relates is increased by the amount of the premium received by the Fund, and the character of the capital gain or loss on the sale of such security as long-term or short-term depends on the security’s holding period. Upon the exercise of a put held by a Fund, the premium initially paid for the put is offset against the amount received for the security sold pursuant to the put thereby decreasing any gain (or increasing any loss) realized on the sale. Generally, such gain or loss is capital gain or loss, the character of which as long-term or short-term depends on the holding period of the security. However, the purchase of a put option may be subject to the short sale rules or straddle rules for U.S. federal income tax purposes.

In general, gain or loss on a short sale is recognized when a Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the Fund’s hands. Except with respect to certain situations where the property used by a Fund to close a short sale has a long-term holding period on the date of the short sale, special rules would generally treat the gains on short sales as short-term capital gains. These rules also may terminate the running of the holding period of “substantially identical property” held by a Fund.

Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by a Fund for more than one year. Certain regulated futures, nonequity options, and foreign currency contracts in which the Funds may invest are “section 1256 contracts.” Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are “marked-to-market” (that is, treated as sold at fair market value), resulting in unrealized gains or losses being treated as though they were realized.

Generally, the hedging transactions undertaken by the Funds (including, for example, the ownership of stocks and the sale of options) may result in “straddles” for U.S. federal income tax purposes. The straddle rules may cause certain gains to be treated as short-term rather than long-term and may cause certain losses to be treated as long-term rather than short-term. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized and certain interest expenses may be required to be capitalized. In addition, dividends, if any, on the stocks held as part of a straddle would not qualify for the lower rate generally applicable to “qualified dividend income.” The tax consequences to these Funds of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gains realized by a Fund which is taxed as ordinary income when distributed to shareholders. To the extent that the call options that a Fund writes on its portfolio securities are “qualified covered call options,” the holding of the call options and the underlying securities will generally not be treated as a “straddle” subject to the straddle rules except in the case of certain positions which are closed by the Fund in part at a loss in one year where gain is subsequently recognized by the Fund in a later year. In general, a “qualified covered call option” is an option that is written (sold) with respect to stock that is held or acquired by a taxpayer in connection with writing the option and that meets certain requirements, including that the option is exchange- traded or, if over-the-counter, meets certain IRS requirements, is granted more than 30 days prior to expiration, is not “deep-in-the- money” (within the meaning of section 1092 of the Code), is not granted by an options dealer (within the meaning of section 1256(g)(8) of the Code) in connection with the options dealer’s activity of dealing in options, and gain or loss with respect to such option is not ordinary income or loss. If a Fund owns stock and writes a qualified covered call option that is in-the-money (but not “deep-in-the- money”), certain losses may be treated as long-term rather than short-term and the holding period of the stock will not include any period during which the Fund is the grantor of the option thereby impacting the amount of income that can qualify for the lower rate applicable to “qualified dividend income.” Each Fund may make one or more of the elections available under the Code which are applicable to straddles. If any of these Funds makes any of such elections, the amount, character and/or timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders in order for the Fund to satisfy the distribution requirements to qualify as a RIC and to avoid U.S. federal income and excise taxes, and which will be taxed to them as ordinary income or long-term capital gains, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

Notwithstanding any of the foregoing, a Fund may recognize gain from a constructive sale of certain “appreciated financial positions” generally if the Fund enters into a short sale or offsetting notional principal contract with respect to, or a futures or a forward contract to deliver, the same or substantially identical property or, in the case of an appreciated financial position that is a short sale, an offsetting notional principal contract or a futures or forward contract, if the Fund acquires the same or substantially identical property as the

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underlying property for the position. Appreciated financial positions subject to this constructive sale treatment are interests (including options, forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions that are closed before the end of the 30th day after the end of the taxable year in which the transaction was entered into if the taxpayer holds the appreciated financial position throughout the 60 day period beginning on the date the transaction is closed and at no time during this 60 day period is the taxpayer’s risk of loss with respect to the appreciated financial position reduced by certain circumstances.

If a Fund has long-term capital gain from a “constructive ownership transaction” with respect to any financial asset, the amount of such gain which may be treated as long-term capital gain by the Fund is limited to the amount of such gain which the Fund would have recognized if it had been holding such financial asset directly, rather than through a constructive ownership transaction, with any gain in excess of this amount being treated as ordinary income. In addition, any such gain recharacterized as ordinary income is treated as having been realized ratably over the duration of such constructive ownership transaction grossed up by an interest charge when reported in the year recognized. A constructive ownership transaction includes holding a long position under a notional principal contract with respect to, or entering into a forward or futures contract to acquire certain financial assets, or both holding a call option and granting a put option with respect to certain financial assets where such options have substantially equal strike prices and substantially contemporaneous maturity dates.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency or determined with reference to one or more foreign currencies and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in a foreign currency or determined with reference to one or more foreign currencies gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition thereof also are treated as ordinary income or loss. Generally gains or losses with respect to forward contracts, futures contracts, options or similar financial instruments (other than section 1256 contracts) which are denominated in a foreign currency or determined by reference to the value of one or more foreign currencies are treated as ordinary gains or losses, as the case may be. These gains or losses, referred to under the Code as “section 988” gains or losses, may increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income. However, in certain circumstances, it may be possible to make an election to treat such gains or losses as capital gains or losses or as subject to the rules applicable to section 1256 contracts, rather than subject to section 988 treatment. Furthermore, if section 988 losses exceed other investment company taxable income generated by a Fund during a taxable year, the Fund’s distributions for the taxable year (including distributions made before such section 988 losses were recouped) would be treated as a return of capital to the Fund’s shareholders (rather than as dividends), thereby reducing the basis of each shareholder’s Fund shares and potentially resulting in a capital gain for any shareholder receiving a distribution greater than such shareholder’s adjusted tax basis in Fund shares (assuming such shares are held as a capital asset).

Each Fund may be subject to foreign withholding taxes on income and gains derived from its investments outside the United States. Such taxes would reduce the yield on the Funds’ investments. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of any taxable year consists of stocks or securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign source income or foreign withholding taxes paid by the Fund that can be treated as income taxes under U.S. federal income tax principles, as respectively earned and paid by its shareholders. For any year that a Fund makes such an election, each of its shareholders will be required to include in computing its income its allocable share of such taxes paid by the Fund, and will be entitled, subject to certain limitations, to credit its share of such taxes against its U.S. federal income tax due, if any, or to deduct it (as an itemized deduction, in the case of individual shareholders) from its U.S. federal gross income, if any.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the amount of a shareholder’s U.S. federal income tax liability attributable to its foreign source taxable income. Certain gains from the sale of securities and certain foreign currency gains will not be treated as foreign source taxable income. In addition, this foreign tax credit limitation must be applied separately to certain categories of foreign source income; dividends from the Fund will be treated as either “passive category” or “general category” income for this purpose. As a consequence, some shareholders may not be able to claim a foreign tax credit for the full amount of their proportionate share of foreign taxes paid by a Fund. The foreign tax credit limitation rules do not apply to certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than “qualified passive income.” The foreign tax credit is disallowed with respect to foreign taxes withheld on dividends if the dividend paying shares are held by a Fund for less than 16 days (46 days in the case of preferred shares) during the 31-day period (91-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend. If a Fund is not eligible to make the pass-through election described above or such an election is not made, the foreign taxes it pays will reduce its income, if any, and distributions by the Fund will be treated as U.S. source income. Each shareholder will be furnished with a written statement as to whether, pursuant to the election described above, the creditable foreign taxes paid by the Fund will be treated as paid by its shareholders for that year and, if so, such statement will designate (i) such shareholder’s portion of the creditable foreign taxes paid to foreign countries and (ii) the portion of the Fund’s dividends and distributions that represents income derived from sources within such foreign countries. Shareholders of an eligible

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Fund would be required to include their proportionate share of foreign taxes paid by the Fund in their U.S. income tax returns as gross income, treat such proportionate share as taxes paid by them, and either deduct such proportionate share of taxes in computing their taxable incomes or, alternatively, claim such amounts as foreign tax credits against their U.S. income taxes. An election to deduct foreign taxes instead of claiming foreign tax credits applies to all foreign taxes paid or accrued in the relevant taxable year. No deduction for foreign taxes may be claimed by noncorporate shareholders who do not itemize deductions. A U.S. nonresident individual or non-U.S. corporation may be subject to U.S. withholding taxes on the gross income resulting from an eligible Fund’s election described above, but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder.

Investments by a Fund in stock of certain foreign corporations which generate mostly passive income, or at least half of the assets of which generate such income (referred to as “passive foreign investment companies” or “PFICs”), are subject to special tax rules designed to prevent deferral of U.S. taxation of the Fund’s share of the PFIC’s earnings. In the absence of certain elections to report these earnings on a current basis, a Fund would be required to report certain “excess distributions” from, and any gain from the disposition of stock of, the PFIC as ordinary income. Such ordinary income would be allocated ratably to a Fund’s holding period for the stock. Any amounts allocated to prior taxable years would be taxable to the Fund at the highest rate of tax on ordinary income applicable in that year, increased by an interest charge at the rate prescribed for underpayments of tax, and the Fund would not be able to avoid such tax and interest charge by distributing the “excess distributions” and gain to the Fund’s shareholders. Amounts allocated to the year of the distribution or disposition would be included in the Fund’s net investment income for that year and, to the extent distributed as a dividend to the Fund’s shareholders, would not be taxable to the Fund.

A Fund may elect to mark to market its PFIC stock, resulting in the stock being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain and any gain from an actual disposition of the stock would be reported as ordinary income; any resulting loss and any loss from an actual disposition of the stock would be reported as ordinary loss to the extent of any net gains reported as ordinary income in prior years. Alternatively, a Fund may be able to make an election, known as a qualified electing fund (“QEF”) election, in lieu of being taxable in the manner described above, in which case the Fund will include annually in income its pro rata share of the ordinary earnings and net capital gain of the PFIC, regardless of whether it actually received any distributions from the PFIC. These amounts would be included in the Fund’s investment company taxable income and net capital gain which, to the extent distributed by the Fund as ordinary or capital gain dividends, as the case may be, would not be taxable to the Fund (but would be taxable to shareholders). In order to make a QEF election, a Fund would be required to obtain certain information from PFICs in which it invests, which in many cases may be difficult to obtain.

Upon the sale or other disposition of shares of a Fund, a shareholder may realize a capital gain or loss which may be eligible for reduced U.S. federal income tax rates, generally depending upon the shareholder’s holding period for the shares. Such gain or loss generally, subject to exceptions described below, will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. A redemption of shares by a Fund generally will be treated as a sale or exchange for these purposes. Any loss recognized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds a share for six months or less, any loss on a sale or exchange will be disallowed to the extent of the exempt- interest dividends the shareholder received, except in the case of a regular dividend paid by a Fund if the Fund declares exempt-interest dividends on a daily basis in an amount equal to at least 90% of its net tax-exempt interest and distributes such dividends on a monthly or more frequent basis. To the extent, if any, a loss is not disallowed, it generally will be treated as a long-term capital loss to the extent of any distributions received by the shareholder with respect to such shares that are treated as long-term capital gains. No gain or loss will be recognized by a Fund shareholder on the conversion or exchange of a class of shares in the Fund to a different class of shares in the same Fund. A shareholder’s tax basis in the class of Fund shares acquired will be the same as such shareholder’s basis in the class of Fund shares converted, and the holding period in the class of Fund shares acquired will include the holding period for the converted Fund shares.

Under certain circumstances, the sales charge incurred in acquiring shares of a Fund may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies if shares of a Fund are exchanged within 90 days after the date they were purchased and the new shares are acquired without a sales charge or at a reduced sales charge prior to January 31 of the calendar year following the date of disposition of the original shares. In that case, the gain or loss recognized on the exchange will generally be determined by excluding from the tax basis of the shares exchanged the sales charge that was imposed on the acquisition of those shares to the extent of such reduction to the sales charge upon the exchange. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred the initial sales charge. The portion of the initial sales charge that is excluded from the basis of the exchanged shares is instead treated as an amount paid for the new shares.

Certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Funds and net gains from the disposition of shares

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of the Funds. Exempt-interest dividends from the Funds are generally not included in net investment income for purposes of this tax. U.S. shareholders are urged to consult their own tax advisers regarding the implications of the additional Medicare tax resulting from an investment in the Funds.

Each Fund may be required to withhold U.S. federal income tax currently at the rate of 24% from all distributions and gross sale proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or otherwise fail to comply with the applicable requirements of the backup withholding rules. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be allowed as a refund or a credit against the shareholder’s U.S. federal income tax liability, provided that the required information is timely furnished to the IRS.

If a Fund invests in underlying RICs, distributions of short-term capital gains by such underlying RICs would be recognized as ordinary income by the Fund and would not be able to be offset by the Fund’s capital losses or capital loss carryforwards (if any). Losses of an underlying RIC would not offset any income or gain of the Fund. Losses realized by a Fund on the sale of shares of underlying RICs may be indefinitely or permanently deferred under the wash sale rules. Each of these effects is caused by the Fund’s investment in the underlying RICs and may result in tax distributions to Fund shareholders being of higher magnitudes.

Taxation of a shareholder who, as to the United States, is a nonresident alien individual or foreign corporation (“foreign shareholder”), depends on whether the income from a Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends paid by the Fund to the foreign shareholder generally will be subject to a 30% U.S. withholding tax under existing provisions of the Code unless a reduced rate of withholding is provided under an applicable tax treaty and the foreign shareholder provides the Fund in a timely manner with a properly completed and valid IRS Form W-8BEN or IRS Form W-8BEN-E (or successor form) claiming an exemption from, or a reduced rate of, U.S. withholding tax under the tax treaty. However, subject to certain limitations “interest-related dividends” and “short-term capital gain dividends” paid by a Fund to a foreign shareholder and properly reported as such are eligible for an exemption from U.S. withholding tax. Interest-related dividends generally are dividends derived from certain interest income earned by a Fund that would not be subject to U.S. withholding tax if earned by a foreign shareholder directly. Short-term capital gain dividends generally are dividends derived from the excess of a Fund’s net short-term capital gains over net long-term capital losses. The Funds do not intend to report interest-related or short-term capital gain dividends. Except as described below, a foreign shareholder would generally be exempt from U.S. federal income tax, including withholding tax, on gains realized on the sale of shares of a Fund or “capital gain dividends” paid by a Fund unless the foreign shareholder is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year. In order to qualify for this exemption from withholding, a foreign shareholder generally will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, IRS FormW-8BEN-E or substitute Form). Foreign shareholders are urged to consult their own tax advisers concerning the applicability of U.S. withholding tax.

If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then any dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations, and, if the foreign shareholder is a corporation, the shareholder may be subject to an additional “branch profits tax” imposed at the rate of 30% (or lower applicable treaty rate). In the case of foreign noncorporate shareholders, a Fund may be required to withhold backup withholding taxes at the applicable rate on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

Under legislation known as “FATCA” (the Foreign Account Tax Compliance Act), and applicable “intergovernmental agreements” entered into thereunder, distributions paid by the Funds to “foreign financial institutions” and certain other foreign entities will be subject to U.S. withholding tax at a rate of 30% unless various certification, information reporting, due diligence and other applicable requirements (different from, and in addition to, those described above) are satisfied. In general, no such withholding will occur with respect to a U.S. person or non-U.S. individual that timely provides the Fund with a valid IRS Form W-9 or applicable W-8, respectively. Payments that are taken into account as effectively connected income are not subject to these withholding rules. Foreign shareholders should consult their own tax advisers regarding FATCA and the application of these requirements to their investments in the Funds.

Special rules may apply to foreign shareholders receiving a Fund distribution if at least 50% of the Fund’s assets consist of United States real property interests (as defined in Section 897(c)(1) of the Code), including certain REITs and other United States real property holding corporations (as defined in Section 897(c)(2) of the Code), at any time during the five-year period ending on the date of the distribution. Fund distributions that are attributable to gain from the disposition of a United States real property interest will be taxable as ordinary dividends and subject to withholding at a 30% or lower treaty rate if the foreign shareholder held no more than 5% of the Fund’s shares at all times during the one-year period ending on the date of the distribution. If the foreign shareholder held at least 5% of the Fund’s shares at any time during the one-year testing period, the distribution would be treated as income effectively connected with a trade or business within the U.S. and the foreign shareholder would be subject to withholding tax at a rate of 21% and would generally be required to file a U.S. federal income tax return. The distribution also may be subject to a 30% branch profits tax if the

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foreign shareholder is a corporation. Similar consequences would generally apply to a foreign shareholder’s gain on the sale of Fund shares unless the Fund is domestically controlled (meaning that more than 50% of the value of the Fund’s shares is held by U.S. shareholders at all times during the five-year testing period ending on the date of the sale) or the foreign shareholder owns no more than 5% of the Fund’s shares at all times during the five-year testing period ending on the date of the sale. A foreign shareholder may also be subject to certain “wash sale” rules to prevent the avoidance of the tax filing and payment obligations discussed above through the sale and repurchase of Fund shares. Foreign shareholders are urged to consult their own tax advisors concerning the particular tax consequences to them of an investment in the Fund.

Since, at the time of an investor’s purchase of a Fund’s shares, a portion of the per share net asset value by which the purchase price is determined may be represented by realized or unrealized appreciation in the Fund’s portfolio or undistributed income of the Fund, subsequent distributions (or a portion thereof) on such shares may economically represent a return of capital. However, such a subsequent distribution may be taxable to such investor even if the net asset value of the investor’s shares is, as a result of the distributions, reduced below the investor’s cost for such shares. Prior to purchasing shares of the Fund, an investor should carefully consider such tax liability which may be incurred by reason of any subsequent distributions of net investment income and capital gains.

Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions and redemptions of Fund shares. Also, the tax consequences to a shareholder of an investment in a Fund may be different from those described above. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

Municipal Funds

This section addresses certain U.S. federal income tax considerations specific to the Municipal Funds and shareholders of a Municipal Fund.

Each Municipal Fund intends to qualify to pay “exempt-interest dividends” as defined in Section 852(b)(5) of the Code. Under such section if, at the close of each quarter of a Municipal Fund’s taxable year, at least 50% of the value of the Municipal Fund’s total assets consists of obligations exempt from U.S. federal income tax (“tax-exempt obligations”) under Section 103(a) of the Code (relating generally to obligations of a state or local governmental unit), the Municipal Fund will be qualified to pay exempt-interest dividends to its shareholders. Exempt-interest dividends are dividends or any part thereof paid by a Municipal Fund that are attributable to interest on tax-exempt obligations (reduced by certain expenses and other amounts relating to such tax-exempt income) and reported by the Municipal Fund as exempt-interest dividends.

Exempt-interest dividends will be excludable from a shareholder’s gross income for U.S. federal income tax purposes. However, as described below, all or a portion of the exempt-interest dividends may be taken into account in determining the alternative minimum tax on shareholders who are individuals, and may be subject to state and local taxes. Exempt-interest dividends are included in determining the portion, if any, of an individual’s social security and railroad retirement benefits subject to U.S. federal income taxes. Additionally, a shareholder may not deduct interest on indebtedness incurred or continue to purchase or carry shares of stock in a RIC, such as the Municipal Funds, to the extent that the RIC distributes exempt-interest dividends to the shareholder during the taxable year of the shareholder.

A Municipal Fund may realize and distribute taxable ordinary income or capital gains from time to time because of the Municipal Fund’s investment activities, including its investments in tax-exempt obligations. The Municipal Fund’s distribution of these amounts are generally taxable to shareholders whether received in cash or reinvested in additional shares. Dividends paid out of a Municipal Fund’s investment company taxable income generally will be taxable to a shareholder as ordinary income. For example, although “market discount” is, as an economic matter, a substitute for additional interest, the amount of any market discount on a tax-exempt obligation is not treated as tax-exempt interest because such discount is not paid by the issuer of the obligation. As a result, all or a portion of a Municipal Fund’s gains from the sale, retirement or other disposition of tax-exempt obligations purchased at a market discount will be treated as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its redemption value or adjusted issue price if issued with original issue discount. Alternatively, a Municipal Fund may elect to accrue market discount as ordinary income during the period in which the Municipal Fund holds the bond. These market discount rules may increase the amount of taxable ordinary income dividends received by shareholders. Additionally, if a Municipal Fund sells or otherwise disposes of a tax- exempt obligation, any gain or loss is generally treated as a capital gain or loss (except to the extent the market discount rules result in ordinary income), which may be distributed by the Municipal Fund in the form of taxable ordinary income dividends or capital gain dividends.

After the close of each fiscal year, each Municipal Fund will designate the portion of its distributions paid to shareholders constituting exempt-interest dividends, ordinary income dividends, qualified dividend income, capital gain dividends, dividends eligible for the corporate dividends-received deduction, and returns of capital.

The Code subjects interest received on certain otherwise tax-exempt securities to the federal alternative minimum tax. The alternative minimum tax applies to interest received on certain private activity bonds (“PABs”) issued after August 7, 1986. PABs are bonds that,

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although tax-exempt, are used for purposes other than those generally performed by governmental units and that benefit non- governmental entities (e.g., bonds used for industrial development or housing purposes). Income received on such bonds is classified as an item of “tax preference,” which could subject certain investors in such bonds, including shareholders of a Municipal Fund, to a federal alternative minimum tax. After the close of each year, each Municipal Fund will report the portion of its distributions paid to shareholders during the previous year that constitute an item of tax preference for alternative minimum tax purposes.

Each Municipal Fund may lend its portfolio securities to brokers, dealers and financial institutions. Payments in lieu of interest made by the borrower to the Municipal Fund will not constitute “exempt interest” excluded from taxable income, even if the actual interest would have constituted qualified exempt interest had the Municipal Fund held the securities. Such payments in lieu of interest are taxable as ordinary income and such amounts cannot be distributed by the Municipal Fund to its shareholders in the form of exempt-interest dividends.

Each Municipal Fund generally will only purchase a tax-exempt obligation if it is accompanied by an opinion of issuer’s bond counsel or, in the case of derivative securities, sponsor’s counsel, that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued, and neither the Fund nor the Adviser will independently review the bases for those tax opinions. However, tax opinions are not binding on the IRS, and if any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Municipal Fund and its shareholders could be subject to substantial tax liability for the current or past years and shareholders may have to file amended tax returns and pay additional taxes, interest and penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

The U.S. federal income tax consequences to (i) a shareholders of the sale or other disposition of shares of a Municipal Fund and (ii) to a foreign shareholder of the ownership and the sale or other disposition of shares of a Municipal Fund, in each case, are generally the same as the tax consequences applicable to other Fund described above.

Information on European Union Tax Reclaims

Certain Funds have filed claims pursuant to Article 63 of the Treaty on the Functioning of the European Union (Article 63 EU Tax Reclaims) to recover foreign withholding taxes on dividend and interest income received from issuers in certain countries and capital gains on the disposition of stocks or securities where such withholding tax reclaim is possible. Whether or when the Funds will receive a withholding tax refund is within the control of the tax authorities in such countries and European courts. Certain Funds elected to treat foreign source income or foreign withholding taxes paid by the Fund as income taxes earned and paid by the shareholder, which potentially reduced the shareholders U.S. federal income taxes, and may result in an offsetting tax liability to the Fund if the Article 63 EU Tax Reclaims are received. Any additional amounts to which the Funds may be entitled, if and when recorded, likely would result in an increase in the net asset value per share of the applicable Fund at that time, net of any tax liability of the relevant Fund as a result of the Article 63 EU Tax Reclaims amount. Article 63 EU Tax Reclaims amounts received by a Fund will be treated as income and may increase distributions to shareholders..

ADDITIONAL INFORMATION

Fund Shares

[The Funds offer Class A, Class Y and Class R6 shares; Core Bond Fund and Short Duration Fund also offer Class C shares. Any additional Class C offerings remain to be confirmed. All classes of a Fund represent an interest in the same portfolio of investments and have the same rights, except for class-specific voting rights and other differences described in the Prospectus and this SAI. The NAV per share of the classes may differ.]

●Class A Shares

[Class A Shares (except the Short Duration Income Fund) are available to the general public and may also be purchased through financial intermediaries that have entered into agreements with the Funds or their agents.]

●Class Y Shares

[Class Y Shares are not subject to a sales charge or any 12b-1 fees. Class Y Shares are available for purchase by institutional investors such as corporations, pension and profit share or defined contribution plans, non-profit organizations, charitable trusts, foundations, endowments or other entity deemed by the principal underwriter to be a financial institution or institutional buyer or a broker-dealer, whether the purchaser is acting for itself or in some fiduciary capacity. Class Y Shares may also be purchased through financial intermediaries that have entered into agreements with the Funds or their agents. Financial intermediaries may include financial advisors, investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan

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administrations or any other organization authorized to act in a fiduciary, advisory, custodial or agency capacity for its clients or customers. Financial intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the Funds, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the Funds, and certain financial intermediaries may charge their customers transaction or other fees. Class Y Shares may also be purchased by officers, trustees, directors and employees, and their immediate family members, of [Diamond Hill Investment Group, Inc. ("DHIL")] and its subsidiaries and affiliates. Class Y Shares may be available at brokerage firms that have agreements with the Funds' distributor. Shareholders may be required to pay a commission and/or other form of compensation to the broker. Shares of the Funds are available in other Share classes that have different fees and expenses.]

●Class R6 Shares

[Class R6 Shares are not subject to a sales charge or any 12b-1 fees. Class R6 Shares are available for purchase by institutional investors such as corporations, pension and profit share or defined contribution plans, non-profit organizations, charitable trusts, foundations and endowments or other entity deemed by the principal underwriter to be a financial institution or institutional buyer. Class R6 Shares may also be purchased by individual investors, if purchased through financial intermediaries authorized to act in an investment advisory capacity that have entered into a written agreement with the Adviser or the applicable Fund to offer such Shares through an omnibus account held at the Fund.]

[All Class R6 purchases of a Fund, whether purchased by an institutional investor or by a financial intermediary on behalf of an individual investor, will not require the Fund, its investment adviser or any other affiliates, to make any sub-transfer agent, service, networking, distribution-related, marketing, maintenance, revenue sharing or any other fees or payments to any third party now or for the entire life of the investment in the Class R6 Shares. Class R6 Shares have no ongoing shareholder service fees.]

All conversions will take place at net asset value and generally should not result in the realization of income or gain for federal income tax purposes. The Funds reserve the right to refuse any conversion requests. Share conversion privileges may not be available for all accounts and may not be offered at all dealers or financial intermediaries. For additional information concerning conversions, or to initiate a conversion, contact your dealer, financial intermediary or the Victory Funds at [ ]. Certain intermediary-related terms also are described in the appendix to the Fund’s Prospectus titled Intermediary-Specific Front-End Sales Load and Waiver Terms.

A Fund may suspend redemption privileges or postpone the date of payment for any period during which: (1) the NYSE is closed for other than customary weekend and holiday closings or the SEC determines that trading on the NYSE is restricted; (2) an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to determine fairly the value of its assets; and (3) for such other periods as the SEC may permit.

A Fund may temporarily delay for more than seven days the disbursement of redemption proceeds from the Fund account held directly with the Fund based on a reasonable belief that financial exploitation of a Specified Adult has occurred, is occurring, has been attempted, or will be attempted. “Specified Adult” is defined in FINRA Rule 2165 to be an individual who is a natural person (i) age 65 and older or (ii) age 18 and older who the Fund’s transfer agent reasonably believes has a mental or physical impairment that renders the individual unable to protect his or her own interests. Notice of such a delay will be provided in accordance with regulatory requirements. A Fund will immediately initiate an internal review of the facts and circumstances that caused the transfer agent to reasonably believe that the temporary hold is warranted under FINRA Rule 2165. However, the transfer agent and/or a Fund may not be aware of factors suggesting financial exploitation of a Specified Adult and may not be able to identify Specified Adults in all circumstances. Furthermore, neither the transfer agent nor a Fund is required to delay the disbursement of redemption proceeds and nor do they assume any obligation to do so.

Not all Trust shares are made generally available for purchase.

How to Purchase Shares

The methods of buying and selling shares and the sales charges applicable to purchases of shares of a Fund are described in the Trust’s Prospectuses. While sales charges for investors residing outside the United States may vary from those listed in the statutory prospectuses, the Trust typically does not offer or sell its shares to non-U.S. residents. For purposes of this policy, a U.S. resident is defined as an account with (i) a U.S. address of record (including Army Post Office (APO), Fleet Post Office (FPO) and Diplomatic Post Office (DPO) addresses) and (ii) all account owners residing in the United States at the time of sale. Any existing account that is updated to reflect a non-U.S. address also may be restricted from making additional investments. As stated in the Prospectuses, shares of each Fund may be purchased at net asset value by various persons associated with the Trust, the Adviser, the Distributor, certain firms providing services to the Trust or affiliates thereof for the purpose of promoting good will with employees and others with

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whom the Trust has business relationships, as well as in other special circumstances. Shares are offered to other persons at net asset value in circumstances where there are economies of selling efforts and sales related expenses with respect to offers to certain investors.

Financial Statements

The audited financial statements, financial highlights, related notes and independent registered public accounting firm's reports for the predecessor Funds for the year ended December 31, 2025, included in Diamond Hill Funds Form N-CSR filed February 20, 2026 (Accession No. 0001398344-26-003421), and the unaudited financial statements, financial highlights and related notes for the six months ended June 30, 2026, included in Form N-CSRS filed August 26, 2026 (Accession No. 0001398344-26-015628), are incorporated by reference into this SAI. The acquiring Funds have not commenced operations.

The Funds’ N-CSR filing includes the financial statements referenced above and is available without charge upon request by calling the Funds at [].

[The Trust Instrument provides for separate series and classes established by the Trustees from time to time, an unlimited number of shares of each series and class, and Trustee authority to determine the rights and preferences of the shares. Each share has a par value of $0.001.

Except when a larger quorum is required by federal law, including the 1940 Act, shares representing one-third of the total combined votes of the Trust or applicable series or class constitute a quorum. Trustees are elected by a plurality of votes cast; ordinary matters are decided by a majority of votes cast, subject to a different vote required by the Trust Instrument, By-Laws or federal law. The chairman may adjourn a meeting without a shareholder vote. The Trust Instrument and By-Laws do not provide for annual shareholder meetings. Shareholders may require a special meeting only to the extent required by federal law, including the 1940 Act.

Action without a meeting requires the written consent of all shareholders entitled to vote on the matter, with the consents filed with the records of shareholder meetings. Such consent is treated as a vote taken at a meeting.

The Trustees may fix a meeting record date not more than 90 days before the meeting. Notice is generally given at least ten days before the meeting, or such other number of days as the Board determines, subject to applicable federal and Delaware law.

Trustees may be removed at a shareholder meeting by shareholders owning at least two-thirds of the outstanding shares of the Trust. A Trustee may also be removed by written instrument signed by at least two-thirds of the number of Trustees before the removal.

The Trustees may amend or supplement the Trust Instrument without a shareholder vote, except that shareholders may vote on an amendment to the extent required by federal law, including the 1940 Act, or the registration statement, and on an amendment submitted to them by the Trustees. Amendments to the Trustee-removal provision require a two-thirds vote of the Trustees. Amendments may not limit indemnification or insurance rights for prior acts or omissions.

Termination and Reorganization. The Trustees may dissolve, liquidate and terminate the Trust or a series or class without shareholder approval. Mergers and consolidations require a majority of the Trustees and any shareholder vote required by the 1940 Act. Dispositions of all or substantially all assets are subject to the approvals required by applicable law and the Trust Instrument. The Trust Instrument also permits alternative transaction steps when assets cannot legally be transferred, subject to the 1940 Act.

Trustee Committees and Vacancies. The Trustees may establish committees and delegate powers to them. Remaining Trustees may fill vacancies to the extent consistent with the 1940 Act. Designation as a chair, committee member or expert does not impose a higher standard of care or diminish indemnification rights.

Distributions, Redemptions and Records. The Trustees determine dividends and distributions, which may be in cash, securities or other property, subject to applicable federal law. They may require redemption for reasons specified in the Trust Instrument, including failure to meet investment or identification requirements, failure to pay for shares, or concentrated ownership that could affect regulated investment company status. A copy of the Trust Instrument and amendments is available for shareholder inspection at the Trust's office; other account and book inspection is subject to the By-Laws and Trustee determinations.]

Shareholder and Trustee Liability

[Shareholders have the same limitation of personal liability under Delaware statutory law as shareholders of a private Delaware corporation for profit. A shareholder or former shareholder exposed to liability solely by reason of being or having been a shareholder, and not because of that person's acts or omissions or another reason, is entitled to indemnification from the assets of the applicable series against the resulting loss and expense.

The Trust Instrument limits Trustee liability, but does not protect a Trustee from liability to the Trust or shareholders for willful misfeasance, bad faith, gross negligence or reckless disregard of duties. Trustees and persons serving at the Trust's request in specified capacities are indemnified to the fullest extent permitted by law, except to the extent prohibited by applicable federal law. The Trust

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Instrument also provides that, except as required by applicable federal law, including the 1940 Act, a Trustee owes no fiduciary duty to the Trust or any shareholder; Trustees act in their subjective belief that their actions are in, or not opposed to, the Trust's best interests. These provisions restrict or eliminate other duties and liabilities and replace them with those specified in the Trust Instrument.

Derivative Actions Brought by Shareholders

Subject to applicable law, a derivative action requires a prior written demand to the Board, at least three complaining shareholders who are unaffiliated and unrelated by blood or marriage, and participation by at least 10% of the shareholders of the Trust or affected series or class. Neither the three-shareholder requirement nor the 10% joinder requirement applies to derivative claims under federal securities law. Trustees who are not interested persons consider the demand within 90 calendar days and determine whether maintaining suit is in the best interests of the Trust or affected series or class.

Forum and Jury-Trial Provisions

Covered shareholder claims must be brought in the Delaware Court of Chancery or, if it lacks subject-matter jurisdiction, the Delaware Superior Court. Federal securities-law claims must be brought in a U.S. federal district court unless the Trust agrees in writing to another forum. The jury-trial waiver applies to proceedings in the Delaware Superior Court, to the fullest extent permitted by law. A shareholder bringing an action in a different forum without consent must reimburse the Trust and its officers or Trustees for expenses of a successful motion enforcing the forum provision, subject to applicable law.]

Disclosure of Portfolio Holdings

The Board has adopted policies and procedures with respect to the disclosure of each Fund’s portfolio holdings by the Fund, the Adviser, or their affiliates. These policies and procedures provide that each Fund’s portfolio holdings information generally may not be disclosed to any party prior to the information becoming public. Certain limited exceptions are described below. These policies and procedures apply to disclosures to all categories of persons, including individual investors, institutional investors, intermediaries who sell shares of a Fund, third parties providing services to the Funds (accounting agent, print vendors, etc.), rating and ranking organizations (Lipper, Morningstar, etc.) and affiliated persons of the Funds.

The Trust’s Chief Compliance Officer is responsible for monitoring each Fund’s compliance with these policies and procedures, and for providing regular reports (at least annually) to the Board regarding the adequacy and effectiveness of the policy and recommend changes, if necessary.

Public Disclosure

The Funds' annual and semiannual financial statements, including complete schedules of portfolio holdings, are filed with the SEC on Form N-CSR and are available on the Funds' website and without charge upon request. The Funds also report portfolio information on Form N-PORT; the publicly available portions are accessible through the SEC's website. The tailored shareholder reports are sent to shareholders but do not contain the complete financial statements and schedules of investments.

In addition, the Funds disclose their complete portfolio holdings as of the quarter-end on the Funds’ website no earlier than the 15th day following the end of the calendar quarter. The Funds may also publish other information on the Funds’ website relating to its portfolio holdings (e.g., top ten holdings) on a monthly basis no earlier than the 10th day following the end of the month.

Non-Public Disclosures

The Adviser may authorize the disclosure of non-public portfolio holdings information under certain limited circumstances. The Funds’ policies provide that non-public disclosures of a Fund’s portfolio holdings may only be made if: (i) the Fund has a “legitimate business purpose” (as determined by the President of the Trust) for making such disclosure; and (ii) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information and describes any compensation to be paid to the Fund or any “affiliated person” of the Adviser or Distributor, including any arrangement to maintain assets in the Fund or in other investment companies or accounts managed by the Adviser or by any “affiliated person” of the Adviser or Distributor.

The Adviser will consider any actual or potential conflicts of interest between the Adviser and a Fund’s shareholders and will act in the best interest of the Fund’s shareholders with respect to any such disclosure of portfolio holdings information. If a potential conflict can be resolved in a manner that does not present detrimental effects to Fund shareholders, the Adviser may authorize release of portfolio holdings information. Conversely, if the potential conflict cannot be resolved in a manner that does not present detrimental effects to Fund shareholders, the Adviser will not authorize such release.

Ongoing Arrangements to Disclose Portfolio Holdings

As previously authorized by the Board and/or the Trust’s executive officers, a Fund periodically discloses non-public portfolio holdings on a confidential basis to various service providers that require such information in order to assist the Fund in its day-to-day operations, as well as public information to certain ratings organizations. These entities are described in the following table. The table also includes

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information as to the timing of these entities receiving the portfolio holdings information from a Fund. In none of these arrangements does a Fund or any “affiliated person” of the Adviser or Distributor receive any compensation, including any arrangement to maintain assets in the Fund or in other investment companies or accounts managed by the Adviser or by any “affiliated person” of the Adviser or Distributor.

Type of Service	Name of	Service
Provider	Provider		Timing of Release of Portfolio Holdings Information

These service providers are required to keep all non-public information confidential and are prohibited from trading based on the information or otherwise using the information, except as necessary in providing services to a Fund.

There is no guarantee that a Fund’s policies on use and dissemination of holdings information will protect the Fund from the potential misuse of holdings by individuals or firms in possession of such information.

Expenses

Unless agreed upon otherwise with a third party, all expenses incurred in administration of the Funds will be charged to a particular Fund, including investment management fees; fees and expenses of the Board; interest charges; taxes; brokerage commissions; expenses of valuing assets; expenses of continuing registration and qualification of the Funds and the shares under federal and state law; share issuance expenses; fees and disbursements of independent accountants and legal counsel; fees and expenses of custodians, including, transfer agents and shareholder account servicing organizations; expenses of preparing, printing and mailing prospectuses, reports, proxies, notices and statements sent to shareholders; expenses of shareholder meetings; costs of investing in underlying funds; and insurance premiums. The Funds are also liable for nonrecurring expenses, including litigation to which they may from time to time be a party. Expenses incurred for the operation of a particular Fund, including the expenses of communications with its shareholders, are paid by that Fund.

Legal Counsel

[-], serves as counsel to the Trust.

Independent Registered Public Accounting Firm

[ ], independent registered public accounting firm, provided audit services, tax return review services, and assistance and consultation with respect to filings with the SEC for the fiscal year ended [ ].

Custody of Portfolio

State Street Bank and Trust Company will serve as custodian.

Contractual Arrangements

The Funds are parties to contractual arrangements with various parties who provide services to the Funds, including the Adviser, the Distributor, the custodian, and the transfer agents, among others. Fund shareholders are not parties to, or intended (“third party”) beneficiaries of, any such contractual arrangements, and such contractual arrangements are not intended to create in any individual investor or group of investors any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Funds. Also, while the Prospectus and this Statement of Additional Information describe pertinent information about the Trust and the Funds, neither the Prospectus nor this Statement of Additional Information represents a contract between the Trust or a Fund and any shareholder or any other party.

Miscellaneous

As used in the Prospectuses and in this SAI, “assets belonging to a Fund” (or “assets belonging to the Fund”) means the consideration received by the Trust upon the issuance or sale of shares of a Fund, together with all income, earnings, profits and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments and any funds or payments derived from any reinvestment of such proceeds and any general assets of the Trust, which general liabilities and expenses are not readily identified as belonging to a particular series that are allocated to that series by the Trustees. The Trustees may allocate such general assets in any manner they deem fair and equitable. It is anticipated that the factor that will be used by the Trustees in making allocations of general assets to a particular series will be the relative NAV of each respective series at the time of allocation. Assets belonging to a particular series are charged with the direct liabilities and expenses in respect of that series and with a share of the general liabilities and expenses of each of the series not readily identified as belonging to a particular series, which are allocated to each series in accordance with its proportionate share of the NAVs of the Trust at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Trust to a particular series will be determined by the Trustees and will be in accordance with generally accepted accounting principles. Determinations by the Trustees as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular series are conclusive.

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As used in the Prospectuses and in this SAI, a “vote of a majority of the outstanding shares” of the Fund means the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are represented in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

Each Prospectus and this SAI are not an offering of the securities described in these documents in any state in which such offering may not lawfully be made. No salesperson, dealer, or other person is authorized to give any information or make any representation other than those contained in a Prospectus and this SAI.

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APPENDIX A

Description of Security Ratings

Set forth below are descriptions of the relevant ratings of some of the NRSROs. These NRSROs and the descriptions of the ratings are as of the date of this SAI and may subsequently change.

Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. In addition, rating agencies may fail to make timely changes to credit ratings in response to subsequent events and a rating may become stale in that it fails to reflect changes in an issuer’s financial condition.

Moody’s Investors Service, Inc. (“Moody’s”)

Global Long-Term Ratings. Ratings assigned on Moody’s global long-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Moody’s defines credit risk as the risk that an entity may not meet its contractual financial obligations as they come due and any estimated financial loss in the event of default or impairment. The contractual financial obligations addressed by Moody’s ratings are those that call for, without regard to enforceability, the payment of an ascertainable amount, which may vary based upon standard sources of variation (e.g., floating interest rates), by an ascertainable date. Moody’s rating addresses the issuer’s ability to obtain cash sufficient to service the obligation, and its willingness to pay. Moody’s ratings do not address non-standard sources of variation in the amount of the principal obligation (e.g., equity indexed), absent an express statement to the contrary in a press release accompanying an initial rating. Long-term ratings are assigned to issuers or obligations with an original maturity of 11 months or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. The following describes the global long- term ratings by Moody’s.

Aaa — Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa — Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa — Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba — Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B — Obligations rated B are considered speculative and are subject to high credit risk.

Caa — Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca — Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C — Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Medium-Term Note Program Ratings. Moody’s assigns provisional ratings to medium-term note (MTN) or similar programs and definitive ratings to the individual debt securities issued from them (referred to as drawdowns or notes). MTN program ratings are intended to reflect the ratings likely to be assigned to drawdowns issued from the program with the specified priority of claim (e.g. senior or subordinated). To capture the contingent nature of a program rating, Moody’s assigns provisional ratings to MTN programs. A provisional rating is denoted by a (P) in front of the rating.

The rating assigned to a drawdown from a rated MTN or bank/deposit note program is definitive in nature, and may differ from the program rating if the drawdown is exposed to additional credit risks besides the issuer’s default, such as links to the defaults of other issuers, or has other structural features that warrant a different rating. In some circumstances, no rating may be assigned to a drawdown.

Moody’s encourages market participants to contact Moody’s Ratings Desks or visit moodys.com directly if they have questions regarding ratings for specific notes issued under a medium-term note program. Unrated notes issued under an MTN program may be assigned an NR (not rated) symbol.

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Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.

Global Short-Term Ratings. Ratings assigned on Moody’s global short-term rating scales are forward-looking opinions of the relative credit risk of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Short-term ratings are assigned to obligations with an original maturity of 13 months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1. — Ratings of Prime-1 reflect a superior ability to repay short-term obligations.

P-2. — Ratings of Prime-2 reflect a strong ability to repay short-term obligations.

P-3. — Ratings of Prime-3 reflect an acceptable ability to repay short-term obligations.

NP. — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Speculative Grade Liquidity Ratings. Moody’s Speculative Grade Liquidity Ratings are opinions of an issuer’s relative ability to generate cash from internal resources and the availability of external sources of committed financing, in relation to its cash obligations over the coming 12 months. Speculative Grade Liquidity Ratings will consider the likelihood that committed sources of financing will remain available. Other forms of liquidity support will be evaluated and consideration will be given to the likelihood that these sources will be available during the coming 12 months. Speculative Grade Liquidity Ratings are assigned to speculative grade issuers that are by definition Not Prime issuers.

SGL-1 — Issuers rated SGL-1 possess very good liquidity. They are most likely to have the capacity to meet their obligations over the coming 12 months through internal resources without relying on external sources of committed financing.

SGL-2 — Issuers rated SGL-2 possess good liquidity. They are likely to meet their obligations over the coming 12 months through internal resources but may rely on external sources of committed financing. The issuer’s ability to access committed sources of financing is highly likely based on Moody’s evaluation of near-term covenant compliance.

SGL-3 — Issuers rated SGL-3 possess adequate liquidity. They are expected to rely on external sources of committed financing. Based on its evaluation of near-term covenant compliance, Moody’s believes there is only a modest cushion, and the issuer may require covenant relief in order to maintain orderly access to funding lines.

SGL-4 — Issuers rated SGL-4 possess weak liquidity. They rely on external sources of financing and the availability of that financing is, in Moody’s opinion, highly uncertain.

U.S. Municipal Short-Term Debt and Demand Obligation Ratings. Moody’s uses the global short-term Prime rating scale for commercial paper issued by U.S. municipalities and nonprofits. These commercial paper programs may be backed by external letters of credit or liquidity facilities, or by an issuer’s self-liquidity. For other short-term municipal obligations, Moody’s uses one of two other short-term rating scales the Municipal Investment Grade (MIG) and Variable Municipal Investment Grade (VMIG) scales discussed below.

The MIG scale is used for U.S. municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less. Under certain circumstances, the MIG scale is used for bond anticipation notes with maturities of up to five years.

MIG-1. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG-2. This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG-3. This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

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SG. This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

VMIG Ratings. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The components are a long-term rating and a short-term demand obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interest payments. The short-term demand obligation rating addresses the ability of the issuer or the liquidity provider to make payments associated with the purchase-price-upon-demand feature (“demand feature”) of the VRDO. The short-term demand obligation rating uses the VMIG scale. VMIG ratings with liquidity support use as an input the short-term Counterparty Risk Assessment of the support provider, or the long-term rating of the underlying obligor in the absence of third-party liquidity support. Transitions of VMIG ratings of demand obligations with conditional liquidity support differ from transitions on the Prime scale to reflect the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.

For VRDOs, Moody’s typically assigns the VMIG short-term demand obligation rating if the frequency of the demand feature is less than every three years. If the frequency of the demand feature is less than three years but the purchase price is payable only with remarketing proceeds, the short-term demand obligation rating is “NR.”

Industrial development bonds in the United States where the obligor is a corporate may carry a VMIG rating that reflects Moody’s view of the relative likelihood of default and loss. In these cases, liquidity assessment is based on the liquidity of the corporate obligor.

VMIG-1. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections.

VMIG-2. This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections.

VMIG-3. This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections.

SG. This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural or legal protections.

S&P Global Ratings

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term issue credit ratings are generally assigned to those obligations considered short-term in the relevant market, typically with an original maturity of no more than 365 days. Short-term issue credit ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. S&P Global Ratings would typically assign a long-term issue credit rating to an obligation with an original maturity of greater than 365 days. However, the ratings assigned by S&P Global Ratings to certain instruments may diverge from these guidelines based on market practices. Medium- term notes are assigned long-term ratings.

Long-Term Issue Credit Ratings. Issue credit ratings are based, in varying degrees, on S&P Global Ratings analysis of the following considerations:

▪The likelihood of payment—the capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

▪The nature of and provisions of the financial obligation, and the promise imputed by S&P Global Ratings; and

▪The protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

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An issue rating is an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA— An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA— An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB— An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB, B, CCC, CC, and C — Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB— An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B — An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC— An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC— An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C — An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D — An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

NR — This indicates that a rating has not been assigned or is no longer assigned.

Plus (+) or minus (-) — Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Short-Term Issue Credit Ratings. The following describes S&P Global Ratings’ short-term issue credit ratings.

A-1 — A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

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A-2 — A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3 — A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitment on the obligation.

B — A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C — A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D — A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

Municipal Short-Term Note Ratings. The following describes Standard & Poor’s Municipal Short-Term Note Ratings.

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:

▪Amortization schedule — the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

▪Source of payment — the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

SP-1. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2. Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3. Speculative capacity to pay principal and interest.

D. Assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Active Qualifiers

S&P Global Ratings uses the following qualifiers that limit the scope of a rating. The structure of the transaction can require the use of a qualifier such as a ‘p’ qualifier, which indicates the rating addresses the principal portion of the obligation only. A qualifier appears as a suffix and is part of the rating.

Federal deposit insurance limit: ‘L’ qualifier — Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

Principal: ‘p’ qualifier — This suffix is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ suffix indicates that the rating addresses the principal portion of the obligation only and that the interest is not rated.

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Preliminary ratings: ‘prelim’ qualifier — Preliminary ratings, with the ‘prelim’ suffix, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by S&P Global Ratings of appropriate documentation. S&P Global Ratings reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating.

▪Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.

▪Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation, and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or post-bankruptcy issuer as well as attributes of the anticipated obligation(s).

▪Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in S&P Global Ratings’ opinion, documentation is close to final. Preliminary ratings may also be assigned to the obligations of these entities.

▪Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing, or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, S&P Global Ratings would likely withdraw these preliminary ratings.

▪A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

Termination structures: ‘t’ qualifier — This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

Counterparty instrument rating: ‘cir’ qualifier — This symbol indicates a counterparty instrument rating (CIR), which is a forward- looking opinion about the creditworthiness of an issuer in a securitization structure with respect to a specific financial obligation to a counterparty (including interest rate swaps, currency swaps, and liquidity facilities). The CIR is determined on an ultimate payment basis; these opinions do not take into account timeliness of payment.

Fitch Ratings, Inc. (“Fitch”)

International Long-Term Ratings

Investment Grade

AAA— Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA— Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A— High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB— Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

Speculative Grade

BB— Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists that supports the servicing of financial commitments.

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B — Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC— Substantial credit risk. Very low margin for safety. Default is a real possibility.

CC— Very high levels of credit risk. Default of some kind appears probable.

C — Near default. A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a ‘C’ category rating for an issuer include:

▪The issuer has entered into a grace or cure period following non-payment of a material financial obligation;

▪The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation;

▪The formal announcement by the issuer or their agent of a distressed debt exchange;

▪A closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent.

RD — Restricted default. ‘RD’ ratings indicate an issuer that in Fitch’s opinion has experienced:

▪An uncured payment default or distressed debt exchange on a bond, loan, or other material financial obligation but

▪Has not entered into bankruptcy filings, administration, receivership, liquidation, or other formal winding-up procedure, and

▪Has not otherwise ceased operating. This would include:

▪The selective payment default on a specific class or currency of debt;

▪The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

▪The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or ordinary execution of a distressed debt exchange on one or more material financial obligations.

D — Default. ‘D’ ratings indicate an issuer that in Fitch’s opinion has entered into bankruptcy filings, administration, receivership, liquidation, or other formal winding-up procedure or that has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default, categorized under ‘C,’ typically refers to the occasion where a payment default has been intimated by the issuer and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

International Short-Term Ratings. The following describes Fitch’s two highest short-term ratings:

F1. Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2. Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

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Notes to Long- and Short-term ratings:

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to ‘AAA’ ratings and ratings below the ‘CCC’ category. For the short-term rating category of ‘F1,’ a ‘+’ may be appended.

Withdrawn —The rating has been withdrawn and the issue or issuer is no longer rated by Fitch. Ratings that have been withdrawn will be indicated by the symbol ‘WD.’

Rating Watch — Rating Watches indicate that there is a heightened probability of a rating change and the likely direction of such a change. These are designated as “Positive,” indicating that a rating could stay at its present level or potentially be upgraded, “Negative,” to indicate that the rating could stay at its present level or potentially be downgraded, or “Evolving” if ratings may be raised, lowered, or affirmed. However, ratings can be raised or lowered without being placed on Rating Watch first.

A Rating Watch is typically event-driven and, as such, it is generally resolved over a relatively short period. The event driving the Watch may be either anticipated or have already occurred, but in both cases, the exact rating implications remain undetermined. The Watch period is typically used to gather further information and/or subject the information to further analysis. A Rating Watch must be reviewed and a RAC be published every six months after a rating has been placed on Rating Watch, except in the case described below.

Additionally, a Watch may be used where the rating implications are already clear, but where they remain contingent upon an event (e.g. shareholder or regulatory approval). The Watch will typically extend to cover the period until the event is resolved or its outcome is predictable with a high enough degree of certainty to permit resolution of the Watch. In these cases, where it has previously been communicated within the RAC that the Rating Watch will be resolved upon an event and where there are no material changes to the respective rating up to the event, the Rating Watch may not be reviewed within the six months interval. In any case, the affected ratings (and the Rating Watch) will remain subject to an annual review cycle.

Rating Outlook — Outlooks indicate the direction a rating is likely to move over a one- to two-year period. They reflect financial or other trends that have not yet reached or been sustained the level that would cause a rating action, but which may do so if such trends continue. A Positive Rating Outlook indicates an upward trend on the rating scale. Conversely, a Negative Rating Outlook signals a negative trend on the rating scale. Positive or Negative Rating Outlooks do not imply that a rating change is inevitable, and similarly, ratings with Stable Outlooks can be raised or lowered without a prior revision to the Outlook. Occasionally, where the fundamental trend has strong, conflicting elements of both positive and negative, the Rating Outlook may be described as “Evolving.”

Outlooks are currently applied on the long-term scale to certain issuer ratings in corporate finance (including sovereigns, industrials, utilities, financial institutions and insurance companies) and to both issuer ratings and obligations ratings in public finance in the United States; to issues in infrastructure and project finance; to Insurer Financial Strength Ratings; to issuer and/or issue ratings in a number of National Rating scales; and to the ratings of structured finance transactions and covered bonds. Outlooks are not applied to ratings assigned on the short-term scale. For financial institutions, Outlooks are not assigned to Viability Ratings, Support Ratings and Support Rating Floors. Derivative counterparty ratings are also not assigned Outlooks.

Ratings in the ‘CCC,’ ‘CC,’ and ‘C’ categories typically do not carry Outlooks since the volatility of these ratings is very high and outlooks would be of limited informational value. Defaulted ratings do not carry Outlooks.

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APPENDIX B

Summary of Proxy Voting Policies and Procedures

[The Trust has delegated proxy voting responsibilities of the Funds to the Adviser, subject to the general oversight of the Board. The Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended, consistent with its fiduciary obligations and the Proxy Policy has been approved by the Trustees as the policies and procedures that the Adviser will use when voting proxies on behalf of each Fund. The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised prudently and solely in the best economic interests of a Fund and its shareholders considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote. Any conflict between the interests of a Fund’s shareholders, on one hand, and those of the Adviser or principal underwriter on the other will be reported to the Board and the Board will provide direction to the Adviser on how to vote the proxy.

The Proxy Policy sets forth the Adviser ’s voting guidelines. The guidelines contain information about the key objectives in voting proxies, various client and Adviser decision methods, conflicts of interest, general voting principles, and detailed explanations on how the Adviser will typically vote on certain matters that are typically up for shareholder vote. Each vote is ultimately determined on a case- by-case basis, taking into consideration all relevant facts and circumstances at the time of the vote.]

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The information in this statement of additional information (SAI) is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state in which the offer or sale is not permitted.

Subject to Completion | Preliminary Statement of Additional Information

VICTORY PORTFOLIOS V
STATEMENT OF ADDITIONAL INFORMATION
[	], 2026
FUND NAME
[Victory First Eagle High Yield Municipal Completion Fund]	[ ]

(the “Fund”)

The Fund is a series of Victory Portfolios V (the “Trust”)

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Fund’s prospectus, dated [ ], 2026, as it may be amended or supplemented from time to time (each, a “Prospectus”). This SAI is incorporated by reference, in its entirety, into the Prospectus. Copies of the Prospectus of the Fund can be obtained without charge upon request made to Victory Funds, [ ], by calling toll free [ ] or at [ ].

The audited financial statements, financial highlights, related notes and independent registered public accounting firm's report for the predecessor First Eagle High Yield Municipal Completion Fund for the period ended October 31, 2025, included in First Eagle Completion Fund Trust Form N-CSR filed January 2, 2026 (Accession No. 0001104659-26-000132), and its unaudited financial statements, financial highlights and notes for the six months ended April 30, 2026, included in Form N-CSRS filed July 2, 2026 (SEC File No. 811-24076), are incorporated by reference into this SAI. The acquiring Fund has not commenced operations.

GENERAL INFORMATION ............................................................................................................................................................	3
INVESTMENT OBJECTIVES, POLICIES, AND LIMITATIONS .............................................................................................................	3
INVESTMENT PRACTICES, INSTRUMENTS AND RISKS ...................................................................................................................	5
DETERMINING NET ASSET VALUE (“NAV”) AND VALUING PORTFOLIO SECURITIES.......................................................................	25
ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION .....................................................................................	26
MANAGEMENT OF THE TRUST...................................................................................................................................................	28
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS ................................................................................................................	28
INVESTMENT ADVISER AND OTHER SERVICE PROVIDERS...........................................................................................................	29
PORTFOLIO MANAGERS ............................................................................................................................................................	31
DISTRIBUTION AND SERVICE PLANS .........................................................................................................................................	34
CODE OF ETHICS .....................................................................................................................................................................	35
PROXY VOTING POLICIES AND PROCEDURES.............................................................................................................................	35
PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS ....................................................................................................	35
DIVIDENDS, CAPITAL GAINS AND DISTRIBUTIONS.....................................................................................................................	38
TAXES......................................................................................................................................................................................	38
ADDITIONAL INFORMATION .....................................................................................................................................................	48
APPENDIX A.............................................................................................................................................................................	53
APPENDIX B.............................................................................................................................................................................	61

2

GENERAL INFORMATION

The Trust is a newly formed Delaware statutory trust organized on October 23, 2026, and [is] registered as an open-end management investment company. This SAI relates to 1 series of the Trust. Other series of the Trust, if any, are described in separate offering documents.

Victory Capital Management Inc. (the “Adviser” or “Victory Capital”) is the Fund’s investment adviser. The Fund’s investment objective(s), restrictions, and policies are more fully described below and in the Fund’s Prospectus. The Trust’s Board of Trustees (the “Board” or “Trustees”) may organize and offer shares of a new fund or liquidate the Fund or share class at any time.

The Fund is a series of the Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

Predecessor Fund	Fund
First Eagle High Yield Municipal Completion Fund	[Victory First Eagle High Yield Municipal Completion Fund]

Upon completion of the Reorganization, expected in the first quarter of 2027, the Fund will succeed to the performance and financial history of the Predecessor Fund, which will be the accounting and performance survivor.

Much of the information contained in this SAI expands on subjects discussed in the Fund’s Prospectus. Capitalized terms not defined herein are used as defined in the Prospectus. No investment in shares of the Fund should be made without first reading the Fund’s Prospectus.

In this SAI, the Fund may be referred to as the “High Yield Municipal Completion Fund.” A reference to the Predecessor Fund by this short name has the corresponding meaning.

INVESTMENT OBJECTIVES, POLICIES, AND LIMITATIONS

Investment Objectives

The Fund’s investment objective is non-fundamental, meaning it may be changed by a vote of the Trustees without a vote of the holders of a majority of the Fund’s outstanding voting securities. There can be no assurance that the Fund will achieve its investment objective.

High Yield Municipal Completion Fund. The High Yield Municipal Completion Fund seeks to provide high current income exempt from regular federal income taxes. Capital appreciation is a secondary objective when consistent with the Fund's primary objective. The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds that pay interest that is exempt from regular federal personal income tax. Such municipal bonds may include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands and Guam) that pay interest that is exempt from regular federal personal income tax. The Fund may invest in all types of municipal bonds, including general obligation bonds, revenue bonds and participation interests in municipal leases. The Fund may invest without limit in securities that generate income taxable to those shareholders subject to the federal alternative minimum tax. While the Fund may invest in securities with any time to maturity, the Fund is a long-term bond fund and, as such, will generally maintain, under normal market conditions, an investment portfolio with an overall weighted average maturity of greater than 10 years.

Defensive Strategy. Under a defensive strategy, the Fund may hold cash and/or invest up to 100% of its assets in high quality debt securities or money market instruments of U.S. or foreign issuers. In such a case, the Fund may not be able to pursue, and may not achieve, its investment objective. It is impossible to predict whether, when or for how long the Fund will employ defensive strategies.

There can be no assurance that the Fund’s stated objective will be realized.

[Investment Policies and Limitations of the Fund

Unless a policy of a Fund is expressly deemed to be a fundamental policy, changeable only by an affirmative vote of the holders of a majority of that Fund’s outstanding voting securities, the Fund’s policies are non-fundamental and may be changed without a shareholder vote.

A Fund may, following notice to its shareholders, employ other investment practices that presently are not contemplated for use by the Fund or that currently are not available but that may be developed to the extent such investment practices are both consistent with the Fund’s investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described in the Fund’s Prospectus.

3

A Fund’s classification and sub-classification is a matter of fundamental policy. Each Fund is classified as an open-end investment company. Each Fund is sub-classified as a diversified investment company, which under the Investment Company Act of 1940, as amended (“1940 Act”) means that, with respect to 75% of a Fund’s total assets, the Fund may not invest in securities of any issuer if,

immediately after such investment, (i) more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of that issuer or (ii) more than 10% of the outstanding voting securities of the issuer would be held by the Fund (this limitation does not apply to obligations of the U.S. government, its agencies or instrumentalities, and securities of other investment companies). A diversified fund is not subject to this limitation with respect to the remaining 25% of its total assets. In addition, each Fund has elected to qualify as a “regulated investment company” under the United States Internal Revenue Code of 1986, as amended (the “Code”). To qualify as a regulated investment company, the Funds must meet certain diversification requirements as determined at the close of each quarter of each taxable year. The Code’s diversification test is described in “TAXES.”

The policies and limitations stated in this SAI supplement the Funds’ investment policies set forth in each Fund’s Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset except in the case of borrowing (or other activities that may be deemed to result in the issuance of a “senior security” under the 1940 Act). Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund’s investment policies and limitations. If the value of a Fund’s holdings of illiquid investments at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board will consider what actions, if any, are appropriate to maintain adequate liquidity.

Fundamental Investment Policies and Limitations of the Fund

[The following policies are fundamental and may not be changed without the approval of a majority of the outstanding voting securities of the applicable Fund, as defined in the 1940 Act.

1.The Fund will not change its sub-classification under the 1940 Act from diversified to non-diversified.

2.The Fund will not borrow money except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

3.The Fund may not issue senior securities except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

4.The Fund may not engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

5.The Fund will not lend money or other assets except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

6.The Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

7.The Fund will not purchase or sell commodities or contracts related to commodities except to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority. Notwithstanding the foregoing, the Fund may purchase or sell precious metals directly and purchase or sell precious metal commodity contracts or options on such contracts in compliance with applicable commodities laws.

8.The Fund will not make any investment if, as a result, the Fund’s investments will be concentrated in any one industry except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority. This limitation does not apply to U.S. Government and Agency Securities, securities of other investment companies, and state, territorial or municipal securities or such other securities as may be excluded for this purpose under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief or SEC or SEC staff interpretations.

9.The Fund has a fundamental policy to invest, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in municipal bonds that pay interest exempt from regular federal personal income tax.]

4

The Fund do not consider a when-issued or delayed purchase securities transaction, or a derivatives transaction, to be a prohibited “senior security” under policy 3 above provided it meets the conditions of Rule 18f-4 under the 1940 Act.]

INVESTMENT PRACTICES, INSTRUMENTS AND RISKS

In addition to the principal investment strategies and the principal risks of the Fund described in the Prospectus, the Fund may, but will not necessarily, employ other investment practices and may be subject to additional risks which are described further below. Unless a strategy or policy described below is specifically prohibited with respect to the Fund by the investment restrictions listed in the Prospectus, under “Investment Objectives Policies and Limitations” in this SAI, or by applicable law, the Fund may, but will not necessarily, engage in each of the practices described below. Restrictions or policies stated as a maximum percentage of the Fund’s assets are only applied immediately after a portfolio investment to which the policy or restriction is applicable (other than the limitations on borrowing and illiquid investments and any requirements that apply on an ongoing basis, including Rule 35d-1). Accordingly, any later increase or decrease in a percentage resulting from a change in values, net assets or other circumstances will not be considered in determining whether the investment complies with the Fund’s restrictions and policies. Applicable Rule 35d-1 basket-review and temporary-departure requirements and Rule 22e-4 liquidity monitoring, reporting and remedial requirements continue to apply.

Policies and Techniques Applicable to the Fund

For ease of reference, while the discussions below often refer to investments in “securities,” the Fund may invest in many types of assets that include commodities, bank loans, derivatives, etc. A discussion of the risks of particular types of “securities” therefore should be understood to refer to the risks of that type of investment more generally (e.g., foreign securities risks should be understood to describe risks of investing in non-U.S. markets generally, regardless of investment type, and illiquid securities should be understood to describe illiquid investments, as described in Rule 22e-4 under the 1940 Act). Moreover, while the discussions below often refer to investments in securities or debt of “a company” or “companies,” references to “a company” or “companies” should be understood, as the context requires, to also refer to other types of issuers, including municipal issuers.

Investment Policies, Techniques and Risks of the Fund

Arbitrage Transactions. The Fund may engage in arbitrage transactions involving near contemporaneous purchase of securities on one market and sale of those securities on another market to take advantage of pricing differences between markets. Arbitrage opportunities may be limited, may not persist or may disappear before a transaction can be completed. The Fund will incur a gain to the extent that proceeds exceed costs and a loss to the extent that costs exceed proceeds. The risk of an arbitrage transaction, therefore, is that the Fund may not be able to sell securities subject to an arbitrage at prices exceeding the costs of purchasing those securities. Execution risk, market volatility, transaction costs and settlement delays may reduce or eliminate expected profits. The Fund will attempt to limit that risk by effecting arbitrage transactions only when the prices of the securities are confirmed in advance of the trade. There can be no assurance that price confirmations will remain accurate during the settlement period. Unanticipated delays in an arbitrage transaction could cause the Fund to lose money.

Bank Obligations. The Fund may invest in bank obligations, which may include bank certificates of deposit, time deposits or bankers’ acceptances. Certificates of deposit and time deposits are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Additionally, the Fund may invest in bank loans. Investments in bank obligations are subject to the credit risk of the issuing bank and may be adversely affected by changes in the financial condition of the banking sector. These investments potentially expose the Fund to the credit risk of the underlying borrower, and in certain cases, of the financial institution. The Fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower. The market for bank loans may be illiquid and the Fund may have difficulty selling them, especially leveraged loans, which can be difficult to value. During periods of market stress, liquidity in the bank loan market may decline significantly. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. At times, the Fund may decline to receive non-public information relating to loans, which could disadvantage the Fund relative to other investors. (See “Loans” below.)

Borrowing. The Fund may from time to time increase its ownership of securities above the amounts otherwise possible by borrowing from banks (other than those affiliated with the Trust or any of its affiliates) and investing the borrowed funds. Borrowing creates leverage, which may magnify gains but also increases the risk of loss. The Fund may borrow from those banks to facilitate the meeting of redemption requests or for temporary or emergency purposes and may pledge its assets to secure those borrowings. Borrowing may increase the Fund’s volatility and interest expense, which could adversely affect performance. In accord with the borrowing rules under

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the 1940 Act, any borrowings by the Fund will be made only to the extent that the value of its assets, less its liabilities other than borrowings, is equal to at least 300% of all of its borrowings (including reverse repurchase agreements and similar financing transactions) computed at the time a loan is made. If the value of the Fund’s assets at any time should fail to meet this 300% asset coverage, described above, the Fund, within three days, is required to reduce its aggregate borrowings (which may include reverse repurchase agreements) to the extent necessary to meet such asset coverage and may have to sell a portion of its investments at a time when independent investment judgment would not indicate such action. Forced deleveraging during adverse market conditions may result in the sale of portfolio securities at unfavorable prices.

Call Risk. Some debt and convertible securities in which the Fund may invest are also subject to the risk that the issuer might repay them early (“call risk”). When market interest rates are low, issuers may call securities paying higher interest rates. The exercise of call features is typically beyond the control of the Fund. For this reason, the Fund holding a callable security may not enjoy the increase in the security’s market price that usually accompanies a decline in rates. Furthermore, the Fund would have to reinvest the proceeds from the called security at the current, lower rates or in securities with less favorable characteristics. This reinvestment risk may reduce the Fund’s income and total return. In addition, the Fund may not benefit from any increase in value in the securities that might otherwise result from declining interest rates. The likelihood of a call also may impact the price of a security.

Commercial Paper. Commercial paper is issued by a corporation, bank, municipality, or other issuer, typically for purposes such as financing current operations. Issuers generally do not register their commercial paper with the SEC. The Fund may invest in commercial paper that cannot be resold to the public without an effective registration statement under the Securities Act of 1933 (the “1933 Act”). While some unregistered commercial paper normally is deemed illiquid, the Adviser may in certain cases determine that such paper is liquid. In some cases, the ratings of commercial paper issuers have been downgraded abruptly, leaving holders with little opportunity to avoid losses. The Fund treats commercial paper purchased with 90 days or less to maturity as the equivalent to cash and does not count that paper toward the Fund’s “80% of net assets” test (those tests are listed above under “Investment Objectives, Policies, and Limitations”), nor does the Fund count that paper towards any test designed to measure the Fund’s net assets allocated to foreign investments. Commercial paper purchased with longer maturities is treated as a short-term debt security for such Fund, which may be eligible to apply toward the “80% of net assets” tests or tests designed to measure the Fund’s net assets allocated to foreign investments. The Fund considers all municipal bond instruments, including shorter-duration commercial paper that might be considered a cash equivalent for this purpose, as eligible to count towards the Fund’s “80% of net assets” test, assuming in each case that the instrument pays interest that is exempt from regular federal personal income tax. Holding commercial paper of any maturity can have a material impact on the Fund’s returns as commercial paper generally carries both lower risk and lower returns relative to equity securities and other types of debt instruments.

Covered Option Writing. The Fund may write “covered” call options on equity or debt securities and on stock indices in seeking to enhance investment return or to hedge against declines in the prices of portfolio securities or may write put options to hedge against increases in the prices of securities which it intends to purchase. Generally, a call option is covered if the Fund holds, on a share-for- share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other liquid short-term obligations in an account with its custodian). Generally, a put option is “covered” if the Fund maintains cash, Treasury bills or other high grade short-term obligations with a value equal to the exercise price in an account with its custodian, or holds on a share-for-share basis a put on the same equity or debt security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written, or lower than the exercise price of the put written if the difference is maintained in an account with its custodian. One reason for writing options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In the case of a securities call, the writer receives the premium, but has given up the opportunity for profit from a price increase in the underlying security above the exercise price during the option period. In the case of a stock index call, the writer receives the premium, but is obligated to deliver cash if the underlying index rises sufficiently during the option period. Conversely, the put option writer has, in the form of the premium, gained a profit as long as the price of the underlying security or stock index remains above the exercise price, but has assumed an obligation to purchase the underlying security at the exercise price from or deliver cash to the buyer of the put option during the option period. Other “coverage” arrangements also may be used as permitted by applicable law.

Another reason for writing options is to hedge against a moderate decline in the value of securities owned by the Fund in the case of a call option, or a moderate increase in the value of securities the Fund intends to purchase in the case of a put option. If a covered option written by the Fund expires unexercised, it will realize income equal to the amount of the premium it received for the option. If an increase occurs in the underlying security or stock index sufficient to result in the exercise of a call written by the Fund, it may be required to deliver securities or cash and may thereby forego some or all of the gain that otherwise may have been realized on the securities underlying the call option. This “opportunity cost” may be partially or wholly offset by the premium received for the covered call written by the Fund.

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Credit Risk. Credit risk is the risk that issuers, guarantors, or insurers may fail, or become less able or unwilling, to pay interest and/or principal when due, including default risk. The value of the debt securities and other instruments held by the Fund fluctuates with the credit quality, or perceived credit quality, of the issuers of those instruments. The Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. Failure of an issuer to make timely payments of principal and interest or a decline or perception of decline in the credit quality of a debt security can cause the price of the debt security to fall, potentially lowering the respective Fund’s share price. The credit quality of a security or instrument can deteriorate suddenly and rapidly, which may negatively impact its liquidity and value. Generally, the longer the maturity and the lower the credit quality of a security, the more sensitive it is to credit risk. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality and do not protect against a decline of value of a security.

Cyber Security and Information Technology Risk. The Fund and its service providers depend on complex information technology and communications systems to conduct business functions, making them susceptible to operational and information security risks. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption, or lose operational capacity. The Fund, and its service providers, may be prone to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber attacks affecting the Fund or its Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate their net asset values, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to violations of applicable privacy and other laws, regulatory fines or financial losses and/or cause reputational damage. The Fund also may incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers or securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such companies to lose value.

The Fund and its service providers have administrative and technical safeguards in place with respect to information security. Nevertheless, the Fund and its service providers are potentially susceptible to operational and information security risks resulting from a cyber attack as the Fund is highly dependent upon the effective operation of their computer systems and those of their business partners. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber attacks affecting the Fund’s service providers may adversely affect the Fund and its shareholders. For instance, cyber attacks may interfere with the processing of Fund transactions, including the processing of orders, impact the Fund’s ability to calculate net asset values, cause the release and possible destruction of confidential customer or business information, impede trading, subject the Fund and/or its service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks also may affect the issuers of securities in which the Fund invests, which may cause the Fund’s investments to lose value. The Fund also may incur additional costs for cyber security risk management in the future. Although the Fund and its service providers have adopted security procedures to minimize the risk of a cyber attack, there can be no assurance that the Fund or its service providers will avoid losses affecting the Fund due to cyber attacks or information security breaches in the future. The Fund has limited ability to prevent or mitigate losses resulting from cyber incidents affecting third-party service providers.

Recent technological advances in artificial intelligence, robotics and machine learning technologies (collectively “AI Technologies”) and their current and potential future applications including in the financial sectors, as well as the legal and regulatory frameworks within which they operate, continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto. Regulations related to AI Technologies also may impose certain obligations on organizations, and the costs of monitoring and responding to such regulations, as well as the consequences of non-compliance, could have an adverse effect on organizations connected to the Fund and its investments. In addition, the Fund and its investments could be exposed to risks to the extent third-party service providers or any counterparties use AI Technologies in their business activities. The use of AI Technologies by issuers or service providers may introduce risks that are difficult to identify, monitor or mitigate.

Defaulted Securities. The Fund may invest in securities or debt of companies that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings or defaulted municipal bonds (i.e., bonds on which the issuer has not paid principal or interest on time). Such investments involve a substantial degree of risk, are speculative and are subject to many of the risks associated with investments in lower-rated debt instruments. In any reorganization or liquidation proceeding relating to a company or issuer in which the Fund invests, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Fund’s original investment, and/or may be required to accept payment over an extended period of time. Under such circumstances, the returns generated may not compensate the Fund adequately for the risks assumed. A wide variety of considerations render the outcome of any investment in a financially distressed company or issuer uncertain, and the level of analytical sophistication, both financial and legal, necessary for successful investment in companies or issuers experiencing significant business and financial difficulties, is unusually high. The Fund may incur expenses to the extent necessary to

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seek recovery upon default or to negotiate new terms with a defaulting issuer. Recovery values may be uncertain and dependent on lengthy legal or restructuring proceedings.

There is no assurance that the Adviser will correctly evaluate the intrinsic values of the distressed companies or issuers in which the Fund may invest. There is also no assurance that the Adviser will correctly evaluate how such value will be distributed among the different classes of creditors, or that the Adviser will have properly assessed the steps and timing thereof in the bankruptcy or liquidation process. Any one or all of such companies or issuers may be unsuccessful in their reorganization and their ability to improve their operating performance. Also, such companies’ or issuers’ securities may be considered speculative, and the ability of such companies or issuers to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry, or specific developments within such companies or issuers. The Fund may invest in the securities of companies or issuers involved in bankruptcy proceedings, reorganizations and financial restructurings and may have a more active participation in the affairs of the issuer than is generally assumed by an investor.

This may subject the Fund to litigation risks or prevent the Fund from disposing of securities. In a bankruptcy or other proceeding, the Fund as a creditor may be unable to enforce its rights in any collateral or may have its security interest in any collateral challenged, disallowed or subordinated to the claims of other creditors. While the Fund will attempt to avoid taking the types of actions that would lead to equitable subordination or creditor liability, there can be no assurance that such claims will not be asserted or that the Fund will be able to successfully defend against them.

Derivative Transactions. Derivatives may involve leverage and may result in losses that exceed the amount invested or, in certain cases, the Fund’s initial exposure. The Fund may invest in options, futures and swaps and related products which are often referred to as “derivatives.” The use of derivatives is a highly specialized activity that can involve investment techniques and risks different from, and in some respects greater than, those associated with investing in more traditional investments such as stocks and bonds. Derivatives may have a return that is tied to a formula based upon an interest rate, index or other measurement which may differ from the return of a simple security of the same maturity. A formula may have a cap or other limitation on the rate of interest to be paid. Derivatives may have varying degrees of volatility at different times, or under different market conditions, and may perform in unanticipated ways. Derivatives can be difficult to value and valuation may be more difficult in times of market turmoil. There may be imperfect correlation between the behavior of a derivative and that of the reference instrument underlying the derivative, and the reference asset may not perform as anticipated. An abrupt change in the price of a reference instrument could render a derivative worthless. Derivatives may involve risks different from, and possibly greater than, the risks associated with investing directly in the reference instrument. Derivatives may involve fees, commissions, or other costs that may reduce the Fund’s gains or exacerbate losses from the derivatives. Use of derivatives or similar instruments may not be as favorable as a direct investment in an underlying investment and may adversely affect the amount, timing and character of income distributed to shareholders. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Code”). If such provisions are applicable, there could be an increase in the amount of taxable dividends paid by the Fund.

The Fund may enter into interest rate, total return, credit default, currency, equity, fixed income and index swaps and the purchase or sale of related caps, floors and collars. The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, for investment purposes, to deploy cash or to protect against any increase in the price of securities it anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Generally, a total return swap is an agreement between two parties, pursuant to which one pays (and the other receives) an amount equal to the total return of an underlying reference asset in exchange for a regular payment, at a fixed or floating rate or the total rate of return of another financial instrument. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential between them. An index swap is an agreement to swap cash flows on a notional amount based on changes in values of the reference indices. For example, the Fund may agree to swap the return generated from one fixed income index for the return generated by a second fixed income index. Swaps may be used in conjunction with other derivative instruments to offset interest rate, currency or other underlying risks. For example, interest rate swaps may be offset with “caps,” “floors” or “collars.” A “cap” is essentially a call option which places a limit on the amount of floating rate interest that must be paid on a certain principal amount. A “floor” is essentially a put option which places a limit on the minimum amount that would be paid on a certain principal amount. A “collar” is essentially a combination of a long cap and a short floor where the limits are set at different levels.

The Fund will typically enter into swaps on a net basis; that is, the two payment streams will be netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.

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Rule 18f-4 under the 1940 Act permits the Fund to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the Fund, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).

Under Rule 18f-4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, and borrowed bonds), if the Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when-issued or forward- settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and non- standard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

Unless the Fund is relying on the Limited Derivatives User Exception (as defined below), the Fund must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires the Fund to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on Fund leverage risk calculated based on value-at-risk (“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board, including a majority of Independent Trustees, and periodically reviews the DRMP and reports to the Board.

Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if the Fund’s “derivatives exposure” (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”). As of the date of this Statement of Additional Information, the Fund is relying on the Limited Derivatives User Exception.

Unfunded Lending Commitments. Certain loans made by the Fund represent advance commitments to extend credit as and when requested by the borrower. These commitments typically are subject to various contingencies and conditions. The Fund also must manage its available cash, cash equivalents and borrowings so as to have cash on hand to complete the loan when required. Rule 18f-4 adopted by the SEC under the 1940 Act requires that the Fund reasonably believe, at the time it enters into an unfunded commitment agreement, that it will have sufficient cash and cash equivalents to meet its obligations on these commitments when due. The Fund will consider its overall circumstances when evaluating sufficiency of its cash and cash equivalents for this purpose. For example, the Fund will consider any conditions on its commitments, its reasonable expectations as to when each commitment will be due, other obligations of the Fund (such as the obligation to hold liquid assets during periods when the Fund has offered to repurchase its shares), and the Fund’s ability to borrow.

Direct Lending Risk. The Fund may engage in direct lending. Direct loans between the Fund and a borrower may not be administered by an underwriter or agent bank. The Fund may provide financing to borrowers directly or through companies affiliated with the Fund. The terms of the direct loans are negotiated with borrowers in private transactions. Furthermore, a direct loan may be secured or unsecured. The Fund will rely primarily upon the creditworthiness of the borrower and/or any collateral for payment of interest and repayment of principal. Direct loans may subject the Fund to liquidity risk, interest rate risk, and borrower default or insolvency. Direct loans are not publicly traded and may not have a secondary market which may have an adverse impact on the ability of the Fund to dispose of a direct loan and/or value the direct loan. The Fund’s performance may be impacted by the Fund’s ability to lend on favorable terms as the Fund may be subject to increased competition or a reduced supply of qualifying loans which could lead to lower yields and reduce performance.

As part of its lending activities, the Fund may originate loans to borrowers that are experiencing significant financial or business difficulties, including borrowers involved in bankruptcy or other reorganization and liquidation proceedings. Although the terms of such financing may result in significant financial returns to the Fund, they involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful financing to borrowers experiencing significant financial difficulties is unusually high. Different types of assets may be used as collateral for the Fund’s loans and, accordingly, the valuation of and risks associated with such collateral will vary by loan. There is no assurance that the Fund will correctly evaluate the value of the assets collateralizing the Fund’s loans or the prospects for a successful reorganization or similar action. In any reorganization or liquidation proceeding relating to a borrower that the Fund is lending money to, the Fund may lose all or part of the amounts advanced to the borrower or may be required to accept collateral with a value less than the amount of the loan advanced by the Fund to the borrower. Furthermore, in the event of a default by a borrower, the Fund may have difficulty disposing of the assets used as collateral for a loan. To the extent the Fund seeks to engage in direct lending, the Fund will be subject to enhanced risks of litigation, regulatory actions and

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other proceedings. As a result, the Fund may be required to pay legal fees, settlement costs, damages, penalties or other charges, any or all of which could materially adversely affect the Fund and its holdings.

Exchange-Traded Funds. The Fund may invest in ETFs. ETFs are investment companies or special purpose trusts that often pursue investment objectives to achieve the same rate of return as a particular market index or commodity while trading throughout the day on an exchange. Most ETF shares are sold initially in the primary market in units of 50,000 or more (“creation units”). A creation unit represents a bundle of securities (or other assets) that replicates, or is a representative sample of, the ETF’s holdings and that is deposited with the ETF. Once owned, the individual shares comprising each creation unit are traded on an exchange in secondary market transactions for cash. The secondary market for ETF shares allows them to be readily converted into cash, like commonly traded stocks. The combination of primary and secondary markets permits ETF shares to be traded throughout the day close to the value of the ETF’s underlying holdings. The Fund would purchase and sell individual shares of ETFs in the secondary market. These secondary market transactions require the payment of commissions.

ETF shares are subject to the same risks as investment companies, as described above. Furthermore, there may be times when the exchange halts trading, in which case the Fund owning ETF shares would be unable to sell them until trading is resumed. In addition, because ETFs often invest in a portfolio of common stocks and “track” a designated index, an overall decline in stocks comprising an ETF’s benchmark index could have a greater impact on the ETF and investors than might be the case in an investment company with a more widely diversified portfolio. Losses could also occur if the ETF is unable to replicate the performance of the chosen benchmark index. ETFs tracking the return of a particular commodity (e.g., gold or oil) are exposed to the volatility and other financial risks relating to commodities investments.

Other risks associated with ETFs include the possibility that: (i) an ETF’s distributions may decline if the issuers of the ETF’s portfolio securities fail to continue to pay dividends; and (ii) under certain circumstances, an ETF could be terminated. Should termination occur, the ETF could have to liquidate its portfolio when the prices for those assets are falling. In addition, inadequate or irregularly provided information about an ETF or its investments, because many ETFs are passively managed, could expose investors in ETFs to unknown risks.

Floating Rate and Variable Rate Demand Notes. The Fund may purchase variable rate demand notes for short-term cash management purposes and floating rate demand notes for investment purposes. Floating rate and variable rate demand notes are debt instruments that provide for periodic adjustments in the interest rate. The interest rate on these instruments may be reset daily, weekly or on some other reset period and may have a floor or ceiling on interest rate changes. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank’s prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate. Interest rate adjustments are designed to help stabilize the instrument’s price or maintain a fixed spread to a predetermined benchmark. While this feature may protect against a decline in the instrument’s market price when interest rates or benchmark rates rise, it may lower the Fund’s income when interest rates or benchmark rates fall. The Fund’s income from its floating rate and variable rate investments also may increase if interest rates rise. Floating rate and variable rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the issuer. The failure by the Fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the Fund and may reduce the value of its assets. Floating rate and variable rate demand notes and bonds may have a stated maturity in excess of one year but may have features that permit a holder to demand payment of principal plus accrued interest upon a specified number of days’ notice. Such obligations may be secured by letters of credit or other credit support arrangements provided by banks. If these obligations are not secured by letters of credit or other credit support arrangements, the Fund’s right to demand payment will be dependent on the ability of the issuer to pay principal and interest on demand. In addition, these may not be rated by credit rating agencies and may involve heightened risk of default by the issuer. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days’ notice to the holders. There is no assurance that the Fund will be able to reinvest the proceeds of any prepayment at the same interest rate or on the same terms as those of the original instrument. The absence of an active secondary market for floating rate and variable rate demand notes could make it difficult for the Fund to dispose of the instruments, and the Fund could suffer a loss if the issuer defaults or during periods in which the Fund is not entitled to exercise its demand rights. When a reliable trading market for the floating rate and variable rate instruments held by the Fund does not exist and the Fund may not demand payment of the principal amount of such instruments within seven days, the instruments may be deemed illiquid and therefore subject to the Fund’s limitation on investments in illiquid securities.

Floating Rate Securities. The Fund may invest in short-term floating rate securities issued by municipal tender option bond trusts (“TOB Trusts”) (see also the discussion under “Inverse Floaters”). Generally, the interest rate earned will be based upon the market rates for municipal securities with maturities or remarketing provisions that are comparable in duration to the periodic interval of the tender

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option, which may vary from weekly, to monthly, to other periods of up to one year. Since the tender option feature provides a shorter term than the final maturity or first call date of the underlying municipal bond deposited in the trust, the Fund, as the holder of the floating rate securities, relies upon the terms of the remarketing and liquidity agreements with the financial institution that acts as remarketing agent and/or liquidity provider as well as the credit strength of that institution. As further assurance of liquidity, the terms of the TOB Trust provide for a liquidation of the municipal bond deposited in the trust and the application of the proceeds to pay off the floating rate securities. TOB Trusts that are organized to issue both short-term floating rate securities and inverse floaters generally include liquidation triggers to protect the investor in the floating rate securities.

Forward-Settled, When-Issued or Delayed-Delivery Securities. The Fund may purchase securities on a “forward-settled,” “when-issued” or “delayed-delivery” basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if the Adviser deems it advisable for investment reasons.

Any borrowing by the Fund may increase net asset value fluctuation. Forward-settled, when-issued or delayed-delivery securities are subject to the risk that the security will not be issued or that a counterparty will fail to complete the sale or purchase of the security. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price and may forgo any gain in the security’s price.

Securities purchased on a forward-settled, when-issued or delayed-delivery basis are recorded as assets on the day following the purchase and are marked-to-market daily. The Fund will not invest more than 25% of its assets in forward-settled, when-issued or delayed- delivery securities, does not intend to purchase such securities for speculative purposes and will make commitments to purchase securities on a forward-settled, when-issued or delayed-delivery basis with the intention of actually acquiring the securities. However, the Fund reserves the right to sell acquired forward-settled, when-issued or delayed-delivery securities before their settlement dates if deemed advisable.

Futures and Options on Futures. The Fund may utilize futures contracts and options on futures. These transactions may be effected on securities exchanges or in the over-the-counter market. When purchased over-the-counter, the Fund bears the risk that the counterparty to the contract will be unable or unwilling to perform its obligations. These contracts also may be illiquid and, in such cases, the Fund may have difficulty closing out its position. Engaging in these types of transactions is a specialized activity and involves risk of loss. In addition, engaging in these types of transactions may increase the volatility of returns, because they commonly involve significant “built in” leverage and can be entered into with relatively small “margin” commitments relative to the resulting investment exposure. Futures contracts and similar “derivative” instruments are also subject to the risk of default by the counterparties to the contracts. The Fund may engage in certain investment techniques which create market exposure, such as dollar rolls.

The Fund may enter into futures contracts in U.S. markets or on exchanges located outside the United States. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than U.S. markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits realized could be eliminated by adverse changes in the exchange rate. Transactions on foreign exchanges may include both commodities that are traded on U.S. exchanges and those that are not. Unlike trading on U.S. commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission (“CFTC”).

Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. Successful use of futures also is subject to the investment adviser’s ability to predict correctly movements in the direction of the relevant market, and, to the extent the transaction is entered into for hedging purposes, to determine the appropriate correlation between the transaction being hedged and the price movements of the futures contract.

[Futures and related options transactions must constitute permissible transactions pursuant to regulations promulgated by the CFTC. As a general matter, the Adviser intends to conduct the operations of the Fund in compliance with CFTC Rule 4.5 under the Commodity Exchange Act of 1974, as amended (the “Commodity Exchange Act”), in order to avoid regulation by the CFTC as a commodity pool operator with respect to the Fund. The Rule 4.5 exemption limits (i) the ability of any Fund to trade in specified “commodity interests” (generally, futures, options on futures, certain foreign exchange transactions, and many swaps) beyond levels approved by the CFTC as de minimis and (ii) the ability of any Fund to market itself as providing investment exposure to such instruments. The regulatory requirements could change at any time and additional regulations could also be adopted, which may adversely affect the Fund.]

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Hybrid Investments. Hybrid securities may include preferred stock and convertible securities. Preferred stock generally does not exhibit as great a potential for appreciation or depreciation as common stock, although it ranks above common stock in its claim on income for dividend payments. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer’s board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer’s creditworthiness than are the prices of debt securities. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

A convertible security is a bond, debenture, note, preferred stock, or other security or debt obligation that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of, and risks associated with, both equity and fixed income instruments. As such, the value of most convertible securities will vary with changes in the price of, and will be subject to the risks associated with, the underlying common stock. Additionally, convertible securities are also subject to the risk that the issuer may not be able to pay principal or interest when due and the value of the convertible security may change based on the issuer’s credit rating. Because their value can be influenced by many different factors, convertible securities generally have less potential for gain or loss than the underlying common stocks.

A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities and other senior debt obligations of the issuer, but rank senior to common stock in a company’s capital structure. The value of a convertible security is a function of its: (1) yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege; and (2) worth if converted into the underlying common stock. Securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities that are convertible only at the option of the holder.

The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities may be issued by smaller companies whose stock prices may be more volatile than larger companies. A convertible security may have a mandatory conversion feature or a call feature that subjects it to redemption at the option of the issuer at a price established in the security’s governing instrument (see also the discussion under “Call Risk”). If a convertible security held by the Fund is called for redemption, the Fund will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Fund’s ability to achieve its investment objectives.

The market value of all securities, including equity and hybrid securities, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measure of a company’s worth.

Inflation/Deflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to certain types of assets or investments held by the Fund. Inflation creates uncertainty over the future real value (after inflation) of an investment. Inflation rates may change frequently and drastically (and often at different rates in different countries) as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may not keep pace with inflation, which may result in losses to investors. Although certain types of assets in which the Fund may invest may to a certain extent provide a measure of protection against inflation, it is possible it will not do so to the extent intended. There is no guarantee that any asset class will perform better than, for example, a broader equity portfolio during times of rising or high inflation. The Fund’s investments may be adversely affected during periods of deflation when asset prices decrease over time across the economy. Deflation may have an adverse effect on investment prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into an inflationary or deflationary pattern, it could last for a prolonged period and may be difficult to reverse.

Inflation-Linked Fixed Income Securities. The Fund may invest in inflation-linked fixed income securities. Inflation-linked fixed income securities are securities that have a principal value that is periodically adjusted according to the rate of inflation. If an index measuring inflation falls, the principal value of inflation-indexed fixed income securities will typically be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. In the case of Treasury Inflation-Protected Securities, also known as TIPS, repayment of original bond principal upon maturity (as adjusted for inflation) is guaranteed by the U.S. Treasury. The market for TIPS may be less developed or liquid, and more volatile, than certain other securities markets. There can be no assurance that the inflation index used in these securities (i.e., the Consumer Price Index) will accurately measure the real rate of inflation. For inflation-linked fixed income securities that do not provide a similar guarantee, the adjusted principal value of the inflation-linked bond repaid at maturity may be less than the original principal.

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Such fixed income securities also may be issued by or related to sovereign governments of developed countries, by countries deemed to be emerging markets, and inflation-linked fixed income securities issued by or related to companies or other entities not affiliated with governments. Because of their inflation adjustment feature, inflation-linked fixed income securities typically have lower yields than conventional fixed-rate fixed income securities. In addition, inflation-linked fixed income securities also normally decline in price when real interest rates rise. In the event of deflation, in which prices decline over time, the principal and income of inflation-linked fixed income securities would likely decline, resulting in losses to the Fund.

Interest Rate Risk. Fluctuations in interest rates will affect the values of the Fund. An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values. Duration is a mathematical calculation of the average life of a fixed-income or preferred security that serves as a measure of the security’s price risk to changes in interest rates (or yields). Securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. Thus, the Fund’s sensitivity to interest rate risk will increase with any increase in the Fund’s overall duration. Duration differs from maturity in that it considers potential changes to interest rates, and a security’s coupon payments, yield, price and par value and call features, in addition to the amount of time until the security matures. Various techniques may be used to shorten or lengthen the Fund’s duration. The duration of a security will be expected to change over time with changes in market factors and time to maturity. The link between interest rates and debt securities tends to be weaker with lower-rated debt securities than with investment grade debt securities. Rapid or unexpected changes in interest rates may cause sharp price declines, particularly for longer-duration or lower-quality securities.

Inverse Floaters. Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions to generate leverage for the Fund. Such instruments are created by a special purpose trust (a “TOB Trust”) that holds long-term fixed rate bonds sold to it by the Fund (the underlying security), and issues two classes of beneficial interests: short- term floating rate interests (“Floaters”), which are sold to other investors, and Inverse Floaters, which are purchased by the Fund. The Fund also may purchase Floaters issued by a TOB Trust. The Floaters have first priority on the cash flow from the underlying security held by the TOB Trust, have a tender option feature that allows holders to tender the Floaters back to the TOB Trust for their par amount and accrued interest at specified intervals and bear interest at prevailing short-term interest rates. Tendered Floaters are remarketed for sale to other investors for their par amount and accrued interest by a remarketing agent to the TOB Trust and are ultimately supported by a liquidity facility provided by a bank, upon which the TOB Trust can draw funds to pay such amount to holders of Tendered Floaters that cannot be remarketed. The Fund, as holder of the Inverse Floaters, is paid the residual cash flow from the underlying security. Accordingly, the Inverse Floaters provide the Fund with leveraged exposure to the underlying security. When short-term interest rates rise or fall, the interest payable on the Floaters issued by a TOB Trust will, respectively, rise or fall, leaving less or more, respectively, residual interest cash flow from the underlying security available for payment on the Inverse Floaters. Thus, as short-term interest rates rise, Inverse Floaters produce less income for the Fund, and as short-term interest rates decline, Inverse Floaters produce more income for the Fund. The price of Inverse Floaters is expected to decline when interest rates rise and increase when interest rates decline, in either case generally more so than the price of a bond with a similar maturity, because of the effect of leverage. As a result, the price of Inverse Floaters is typically more volatile than the price of bonds with similar maturities, especially if the relevant TOB Trust is structured to provide the holder of the Inverse Floaters relatively greater leveraged exposure to the underlying security (e.g., if the par amount of the Floaters, as a percentage of the par amount of the underlying security, is relatively greater). Upon the occurrence of certain adverse events (including a credit ratings downgrade of the underlying security or a substantial decrease in the market value of the underlying security), a TOB Trust may be collapsed by the remarketing agent or liquidity provider and the underlying security liquidated, and the Fund could lose the entire amount of its investment in the Inverse Floater and may, in some cases, be contractually required to pay the shortfall, if any, between the liquidation value of the underlying security and the principal amount of the Floaters. Consequently, in a rising interest rate environment, the Fund’s investments in Inverse Floaters could negatively impact the Fund’s performance and yield, especially when those Inverse Floaters provide the Fund with relatively greater leveraged exposure to the underlying securities held by the relevant TOB Trusts.

The Fund may invest in Inverse Floaters on a non-recourse or recourse basis. If the Fund invests in an Inverse Floater on a recourse basis, the Fund will be required to reimburse the liquidity provider of a TOB Trust for any shortfall between the liquidation value of the underlying security and the principal amount of the Floaters in the event the Floaters cannot be successfully remarketed and the Fund could suffer losses in excess of the amount of its investment in the Inverse Floater.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services to TOB Trusts, which constitute “covered funds” under the Volcker Rule. As a result of the Volcker Rule, the Fund, as holder of Inverse Floaters, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Fund’s expanded role in TOB financing transactions as a result of the Volcker Rule may increase its operational and regulatory risk.

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Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust, which is deemed to be the Fund (as holder of the related Inverse Floaters), to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. As applicable, the Fund will be subject to policies and procedures intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

Investment in Other Investment Companies. The Fund may invest in other registered investment companies. For example, certain markets are closed in whole or in part to equity investments by foreigners and may be available for investment solely or primarily through such an investment company. The Fund generally may invest up to 10% of its total assets in shares of other investment companies and up to 5% of its total assets in any one investment company (in each case measured at the time of investment), as long as no investment represents more than 3% of the outstanding voting stock of the acquired investment company at the time of investment. These restrictions do not apply to certain investment companies known as private investment companies and “qualified purchaser” investment companies (described below under “Private Investment Funds and Other Unregistered Pooled Investment Vehicles”), nor do these restrictions necessarily apply to affiliated fund of funds arrangements, to investments in money market funds, or to investments in certain ETFs (as described above), subject to specialized SEC “exemptive orders” applicable to certain ETFs or rules under the Investment Company Act. Subject to certain conditions, Rule 12d1-4 under the 1940 Act permits the Fund relying on the rule to invest in other investment companies, including ETFs, in excess of the limits described above.

Investment in another investment company may involve the payment of a premium above the value of the issuer’s portfolio securities, and is subject to market availability. In the case of a purchase of shares of such a company in a public offering, the purchase price may include an underwriting spread. The Fund does not intend to invest in such an investment company unless, in the judgment of the Fund’s investment adviser, the potential benefits of such investment justify the payment of any applicable premium or sales charge. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company’s expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own advisory fees and other expenses. To the extent the Fund invests in other registered investment companies, its performance will be affected by the performance of those other registered investment companies.

Large Redemptions; New Fund Risks; Fund Liquidations. If one or more investors in the Fund initiate significant redemptions, it may be necessary to dispose of assets to meet the redemption request. This can make ordinary portfolio management and rebalancing decisions more complicated to implement, can result in the Fund’s current expenses being allocated over a smaller asset base, which generally results in an increase in the Fund’s expense ratio, and can accelerate the realization of taxable income and cause the Fund to make taxable distributions to shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non- redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. The impact of these transactions is likely to be greater in highly volatile markets or less liquid markets or for smaller or newer Funds or when a significant investor purchases, redeems or owns a substantial portion of the Fund’s shares. Because large redemptions (for example, $250,000 or more) can adversely affect a portfolio manager’s ability to implement the Fund’s investment strategy, the Fund also reserves the right to redeem in-kind, subject to certain conditions. Funds that are new or that do not have considerable operating history also face greater risks that their investment strategies may not be successful, because the Fund may launch at an inopportune time or for other reasons. New Funds may not attract sufficient assets to achieve investment, trading or other efficiencies. In addition, new Funds may be subject to a “ramp-up” period, during which it may not be fully invested or able to meet its investment objective or principal investment strategies. In general, the Fund may be liquidated without shareholder approval and/or at a time that may not be favorable for all shareholders, which also may result in disposition of assets and acceleration of taxable capital gains or realization of losses. From time to time, the Adviser or its affiliates may invest “seed” capital in the Fund. These investments are generally intended to enable the Fund to commence investment operations and achieve sufficient scale and may be withdrawn, in whole or in part, at such time as the Adviser or its affiliates determine to be appropriate. The Adviser and its affiliates may, from time to time, hedge some or all of the investment exposure of the seed capital invested in the Fund.

Lending of Securities. The Fund may lend its portfolio securities to brokers, dealers and financial institutions, provided outstanding loans do not exceed in the aggregate 331/3% of the value of its total assets and provided that such loans are callable at any time by the Fund and are at all times secured by cash or equivalent collateral that is equal to at least the market value, determined daily, of the loaned securities. The Fund, however, may not enter into portfolio lending arrangements with the Adviser or any of its affiliates absent appropriate regulatory relief from applicable prohibitions contained in the 1940 Act. The advantage of portfolio lending is that the Fund continues to receive payments in lieu of the interest and dividends of the loaned securities, while at the same time earning interest either

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directly from the borrower or on the collateral, which may be invested in short-term obligations. As voting or consent rights which accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such rights if the matters involved would have a material effect on their investment in the securities which are subject to the loan. The Fund will pay reasonable finders’, administrative and custodial fees in connection with a loan of securities or may share the interest earned on collateral with the borrower. The Fund does not have a current intention of lending its portfolio securities. If the Fund were to lend their portfolio securities, payments in lieu of interest made by the borrower to the Fund will not constitute “exempt interest” excluded from taxable income, even if the actual interest would have constituted qualified exempt interest had the Fund held the securities. Such payments in lieu of interest are taxable as ordinary income and such amounts cannot be distributed by the Fund to its shareholders in the form of exempt-interest dividends. Substitute payments received by the Fund representing dividends paid on securities loaned out by the Fund will not be considered qualified dividend income, and distributions by the Fund of such substitute payments will not constitute qualified dividend income. Substitute payments received by the Fund representing dividends paid on securities loaned out by the Fund will not be treated as dividends eligible for the dividends received deduction. Additionally, substitute payments received by the Fund representing qualified real estate investment trust (“REIT”) dividends paid on REIT securities loaned out by the Fund will not be considered qualified REIT dividends, and distributions by the Fund of such substitute payments will not be eligible for a 20% deduction currently available for ordinary REIT dividends paid to non-corporate shareholders provided certain other requirements are satisfied (See “Taxes”).

Litigation and Enforcement Risk. Companies involved in significant restructuring tend to involve increased litigation risk, including for investors in these companies. This risk may be greater in the event the Fund takes a large position or is otherwise prominently involved. The expense of defending against (or asserting) claims and paying any amounts pursuant to settlements or judgments would be borne by the Fund (directly if it were directly involved or indirectly in the case claims by or against an underlying company or settlements or judgments paid by an underlying company). Further, ownership of companies over certain threshold levels involves additional filing requirements and substantive regulation on such owners, and if the Fund fails to comply with all of these requirements, the Fund may be forced to disgorge profits, pay fines or otherwise bear losses or other costs from such failure to comply.

In addition, there have been a number of widely reported instances of violations of securities laws through the misuse of confidential information. Such violations may result in substantial liabilities for damages caused to others, for the disgorgement of profits realized and for penalties. Furthermore, if persons associated with a company in which the Fund invested engages in such violations, the Fund could be exposed to losses.

Loans. The Fund may purchase or sell and make loans or other direct debt instruments, including loan participations and interests in credit facilities of various types. Investing directly in loans or other direct debt instruments exposes the Fund to various risks similar to those borne by a creditor. Such risks include the risk of default, the risk of delayed repayment, and the risk of inadequate collateral. Investments in loans are also less liquid than investments in publicly traded securities and carry less legal protections in the event of fraud or misrepresentation. Unlike debt instruments that are securities, investments in loans are not regulated by federal securities laws or the SEC. In addition, loan participations involve a risk of insolvency by the lending bank or other financial intermediary. To the extent the Fund invests in a credit facility or other loan commitment under which the lender is obligated to lend monies to the borrower over time or on demand, the Fund could be subject to continuing calls on its assets by the borrower for the duration of the commitment period.

Corporate loans in which the Fund may invest are generally made to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. A significant portion of the corporate loans purchased by the Fund may represent interests in loans made to finance highly leveraged corporate acquisitions, known as “leveraged buy-out” transactions, leveraged recapitalization loans and other types of acquisition financing. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. In addition, loans generally are subject to restrictions on transfer, and only limited opportunities may exist to sell such participations in secondary markets. As a result, the Fund may be unable to sell loans at a time when it may otherwise be desirable to do so or may be able to sell them only at an unattractive price. The Fund may hold investments in loans for a very short period of time when opportunities to resell the investments that the Adviser believes are attractive arise.

Bank loans in which the Fund may invest include senior secured and unsecured floating rate loans of corporations, partnerships, or other entities. These investments potentially expose the Fund to the credit risk of the underlying borrower, and in certain cases, of the financial institution. The Fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower. Even investments in secured loans present risk, as there is no assurance that the collateral securing the loan will be sufficient to satisfy the loan obligation. Transactions involving bank loans have significantly longer settlement periods (e.g., longer than seven days) than more traditional investments. While the Fund maintains access to a line of credit with a financial institution for short-term credit needs, the sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s

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redemption obligations until potentially a substantial period after the sale of the loans. In some instances, other accounts managed by the Adviser or an affiliate may hold other securities issued by borrowers whose loans may be held in the Fund’s portfolio.

With respect to its management of investments in bank loans, the Adviser may seek to avoid receiving material, non-public information (“Confidential Information”) about the issuers of bank loans being considered for acquisition by the Fund or held in the Fund’s portfolio. In many instances, borrowers may offer to furnish Confidential Information to prospective investors, and to holders, of the issuer’s loans. The Adviser’s decision not to receive Confidential Information may place the Adviser at a disadvantage relative to other investors in loans (which could have an adverse effect on the price the Fund pays or receives when buying or selling loans). Also, in instances where holders of loans are asked to grant amendments, waivers or consent, the Adviser’s ability to assess their significance or desirability may be adversely affected. For these and other reasons, it is possible that the Adviser’s decision not to receive Confidential Information could adversely affect the Fund’s investment performance.

The Adviser may from time to time come into possession of material, non-public information about the issuers of loans that may be held in the Fund’s portfolio. Possession of such information may in some instances occur despite the Adviser’s efforts to avoid such possession, but in other instances the Adviser may choose to receive such information (for example, in connection with participation in a creditors’ committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, the Adviser’s ability to trade in these loans for the account of the Fund could potentially be limited by its possession of such information. Such limitations on the Adviser’s ability to trade could have an adverse effect on the Fund by, for example, preventing the Fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by the Adviser or an affiliate may hold other securities issued by borrowers whose loans may be held in the Fund’s portfolio. These other securities may include, for example, debt securities that are subordinate to the loans held in the Fund’s portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer’s loans. In such cases, the Adviser may owe conflicting fiduciary duties to the Fund and other client accounts. The Adviser will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the Adviser’s client accounts collectively held only a single category of the issuer’s securities.

Lower-Rated Debt Instruments. Under normal market conditions, the Fund will invest at least 65% of their net assets (plus any borrowings for investment purposes) in low- to medium-quality bonds rated BBB/Baa or lower at the time of purchase by at least one independent rating agency or, if unrated judged by the Adviser to be of comparable quality. Under normal market conditions the Fund will invest no more than 30% of its net assets in below investment grade municipal bonds (commonly referred to as “high yield” or “junk” bonds) rated BB+/Ba1 or lower at the time of purchase by at least one independent rating agency or, if unrated, judged by the Adviser to be of comparable quality. The Fund may invest in debt instruments, including lower-rated instruments (i.e., instruments rated BB+ or lower by Standard & Poor’s Corporation (“S&P”) or Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”), commonly called “junk bonds”) and instruments that are not rated. There are no restrictions as to the ratings of debt securities or other instruments acquired by the Fund or the portion of the Fund’s assets that may be invested in debt securities or other instruments in a particular rating category, except that each of the Overseas Fund and the Gold Fund will not invest more than 20% of its assets in securities or other instruments below investment grade or unrated securities or other instruments considered by the Adviser to be of comparable credit quality. The Adviser also may use internal ratings on unrated securities. A more complete description of the characteristics of bonds in each rating category is included in the appendix to this Statement of Additional Information.

Securities or other instruments rated BBB by S&P or Baa by Moody’s (the lowest investment grade ratings) are considered to be of medium grade and to have speculative characteristics. Debt securities rated below investment grade are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Although lower-rated debt and comparable unrated debt securities may offer higher yields than do higher-rated securities, they generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which lower-rated and unrated debt securities or other instruments are traded are more limited than those in which higher-rated securities are traded. Adverse publicity and investors’ perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated debt securities or other instruments, especially in a thinly traded market. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and the Fund may have greater difficulty selling and valuing its portfolio securities. (See “Determining Net Asset Value (“NAV”) and Valuing Portfolio Securities”). Analyses of the creditworthiness of issuers of lower-rated debt securities may be more complex than for issuers of higher-rated securities, and the ability of the Fund to achieve its investment objective may, to the extent of investment in lower-rated debt securities, be more dependent upon such creditworthiness analyses than would be the case if the Fund were investing in higher-rated securities. Prices of these securities may be subject to extreme price fluctuations.

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Lower-rated debt instruments may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of lower-rated debt securities have been found in some circumstances to be less sensitive to interest rate changes than higher-rated investments, but are generally more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in lower-rated debt securities’ prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. These issuers may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of holders of lower rated bonds, leaving few or no assets available to repay those bond holders. Adverse changes to the issuer’s industry and general economic conditions may have a greater impact on the prices of lower rated securities than on those of other higher rated fixed-income securities. If a rating agency gives a debt instrument a lower rating, the value of the instrument may decline because investors may demand a higher rate of return. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. In addition, rating agencies may fail to make timely changes to credit ratings in response to subsequent events and a rating may become stale in that it fails to reflect changes in an issuer’s financial condition.

A more complete description of the characteristics of bonds in each rating category is included in the appendix to this Statement of Additional Information.

Market Liquidity and Counterparty Credit Risks. While the Fund is subject to limitations on its holdings of illiquid securities (see “Restricted and Illiquid Securities” below), the Fund may experience periods of limited liquidity, or a complete lack of liquidity, of certain of its investments, which may cause the Fund to retain investments longer than anticipated or to dispose of assets at a value that is less than anticipated. Recent years witnessed a liquidity and credit crisis of historic proportions that had a domino effect on financial markets and participants worldwide. While instruments correlated to the residential mortgage market were affected first, ultimately market participants holding a broad range of securities, other financial instruments and commodities and commodities contracts were forced to liquidate investments, often at deeply discounted prices, in order to satisfy margin calls (i.e., repay debt), shore up their cash reserves, or for other reasons. Among other effects, the turmoil led certain brokers and other lenders to at times be unwilling or less willing to finance new investments or to only offer financing for investments on less favorable terms than had been prevailing in the recent past. Although the U.S. Federal Reserve Bank, European Central Bank, and other countries’ central banks injected significant liquidity into markets and otherwise made significant funds, guarantees, and other accommodations available to certain financial institutions, elevated levels of market stress and volatility and impaired liquidity, funding, and credit persist. Market shifts of this nature may cause unexpectedly rapid losses in the value of the Fund’s positions. It is uncertain how long any liquidity or credit crisis will continue. Government or central bank intervention may not prevent continued or recurring periods of market illiquidity or credit contraction.

Credit risk includes the risk that a counterparty or an issuer of securities or other financial instruments will be unable to meet its contractual obligations and fail to deliver, pay for, or otherwise perform a transaction. Credit risk is incurred when the Fund engages in principal-to-principal transactions outside of regulated exchanges, as well as in transactions on certain exchanges that operate without a clearinghouse or similar credit risk-shifting structure. Recently, several prominent financial market participants have failed or nearly failed to perform their contractual obligations when due—creating a period of great uncertainty in the financial markets, government intervention in certain markets and in certain failing institutions, severe credit and liquidity contractions, early terminations of transactions and related arrangements, and suspended and failed payments and deliveries.

Market Risk and Turmoil. The Fund is subject to market risk. Market risk includes unexpected directional price movements, deviations from historical pricing relationships, changes in the regulatory environment, changes in market volatility, panicked or forced selling of assets and contraction of available credit or other financing sources. The success of the Fund’s activities may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws and national and international political circumstances. Although globally and among developed countries there has been a relatively stable political environment for decades, there is no guarantee that such stability will be maintained in the future. International policies, relationships and trade agreements, which have generally been perceived as stable or evolving, appear to be much more in flux. Adjustments in major trade relationships have already been met by retaliatory measures from other countries and could cause potential escalation in protectionist behavior leading to a drag on growth prospects as trade and investment and productivity growth are reinforcing and linked. Other drivers of geopolitical, economic and market risk also may come from, among other things, increased political tension on the domestic and international stages, substantial slowdown and outright recessions in certain markets, pressure on oil prices, rising corporate leverage, continuous abnormally low global interest rates, structural stresses in the European Union, international terrorist activity and armed conflict and risk of armed conflict in the Middle East, East Asia, Eurasia and elsewhere. Similarly, environmental and public health risks, such as natural disasters, pandemics or epidemics, or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In addition, the expanded influence of social media platforms on the market, combined with the access to low cost retail brokerage, can exacerbate the volatility of particular instruments.

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Any of these developments, or the perception that any of these developments are likely to occur or worsen, could have a material adverse effect on economic growth or business activity, result in the relocation of businesses, cause business interruptions, lead to economic recession or depression, and impact the stability of financial markets or financial institutions and the financial and monetary system. The Fund may be affected by these developments in ways that are not foreseeable, and there is a possibility that such developments could have a significant adverse effect on the Fund and its ability to achieve its investment objective.

Market turmoil may negatively affect the Fund’s performance. Such factors may affect the level and volatility of security prices and liquidity of the Fund’s investments. Credit markets may become illiquid, credit spreads may widen and the equity markets may lose substantial value. Such market conditions may cause the Fund to suffer substantial losses and/or implement measures that adversely affect the Fund. Changes in the value of securities may be temporary or may last for extended periods.

Municipal Bonds. The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds that pay interest that is exempt from regular federal personal income tax. Government obligations in which the Fund may invest also include municipal securities, which are obligations, often bonds and notes, issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities, the interest on which is typically exempt from federal income tax. Interest on certain municipal securities may be subject to the federal alternative minimum tax (“AMT”). To the extent the Fund invests in such securities, shareholders subject to the AMT may not receive the expected tax benefits of those investments. From time to time, proposals to restrict or eliminate the federal income tax exemption from interest on municipal securities are introduced before Congress. Proposals also may be introduced before state legislatures. If such proposals were enacted, the availability of municipal securities and their value would be affected.

Municipal bonds are generally considered riskier investments than Treasury securities. The prices and yields on municipal securities are subject to change from time to time and depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entities whose financial resources are supporting the municipal security), general conditions in the market for tax-exempt obligations, the size of a particular offering and the maturity of the obligation and the rating(s) of the issue. Municipal securities are subject to interest rate risk, and their market value will generally decline when interest rates rise and increase when interest rates fall, with longer-duration securities typically exhibiting greater sensitivity to interest rate changes. Contrary to historical trends, in recent years, the market has encountered downgrades, increased rates of default and lower yields on municipal bonds. This is a product of significant reductions in revenues for many states and municipalities as well as residual effects of a generally weakened economy. Municipal securities also may be subject to early redemption or call provisions, which could require the Fund to reinvest proceeds at lower interest rates, thereby reducing income.

The Fund’s investments in municipal securities rely on the opinion of the issuer’s bond counsel and, in the case of derivative securities, sponsors’ counsel, that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued, and neither the Fund nor the Adviser will independently review the bases for those tax opinions. However, tax opinions are not binding on the Internal Revenue Service (“IRS”), and if any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liability for the current or past years and shareholders may have to file amended tax returns and pay additional taxes, interest and penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities. The municipal securities market may experience periods of reduced liquidity, particularly during times of market stress, which could further impair the Fund’s ability to sell securities at favorable prices. The Fund also may be adversely impacted by changes in tax rates and policies. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives may be affected by changes in federal and state income tax rates or changes in the tax-exempt status of interest income from municipal securities. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of the municipal securities. This could in turn affect the Fund’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels.

Municipal Lease Obligations. Municipal leases obligations are issued by state and local governments or authorities to finance the acquisition of land, equipment and facilities, such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Municipal lease obligations, a type of municipal security, may take the form of a lease, an installment purchase contract or a conditional sales contract. Interest payments on qualifying municipal lease obligations are generally exempt from federal income taxes. Interest on certain municipal lease obligations may be subject to the AMT, which could reduce the after-tax return to shareholders subject to the AMT.

Municipal lease obligations are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations, and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may

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contain “non-appropriation” clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. The likelihood of non-appropriation may increase during periods of fiscal stress, budgetary constraints, or political uncertainty affecting the issuer. If not enough money is appropriated to make the lease payments, the leased property may be repossessed as security for holders of the municipal lease obligation. In such an event, there is no assurance that the property’s private sector or re-leasing value will be enough to make all outstanding payments on the municipal lease obligation or that the payments will continue to be tax-free. Additionally, it may be difficult to dispose of the underlying capital asset in the event of non-appropriation or other default. Municipal lease obligations may be less liquid and more difficult to value than other municipal securities, particularly during periods of market stress. Direct investments by the Fund in municipal lease obligations may be deemed illiquid and therefore subject to the Fund’s percentage limitations for illiquid investments and the risks of holding illiquid investments.

Municipal Market Data Rate Locks. A Municipal Market Data Rate Lock (“MMD Rate Lock”) permits the Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. MMD Rate Locks may be used for hedging purposes. An MMD Rate Lock is an agreement between two parties, the Fund and an MMD Rate Lock provider, pursuant to which the parties agree to make payments to each other on a notional amount, contingent upon whether the Municipal Market Data AAA General Obligation Scale is above or below a specified level on the expiration date of the contract. There can be no assurance that changes in the Municipal Market Data AAA General Obligation Scale will be correlated with changes in the value of the municipal securities held or to be acquired by the Fund.

MMD Rate Locks involve the risk that municipal yields will move in the direction opposite than the direction anticipated by the Fund. Use of MMD Rate Locks may magnify losses or cause the Fund to forego gains if interest rate movements differ from those anticipated. The risk of loss with respect to MMD Rate Locks is limited to the amount of payments the Fund is contractually obligated to make. If the other party to an MMD Rate Lock defaults, the Fund’s risk of loss consists of the amount of payments that the Fund contractually is entitled to receive. MMD Rate Locks are typically traded in over-the-counter markets and may be subject to liquidity, valuation and counterparty risks. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction, but they could be difficult to enforce. (See also the discussion in “Derivatives Transactions” above.)

Options on Market Indices. The Fund may write call options on broadly based stock and bond market indices only if at the time of writing it holds a portfolio of stocks or bonds listed on such index. When the Fund writes a call option on a broadly based market index, it will generally put into an account or in escrow with its custodian any combination of cash, cash equivalents or “qualified securities” with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. A “qualified security” is a security which is listed on a securities exchange or on the NASDAQ against which the Fund has not written a call option and which has not been hedged by the sale of market index futures. Other “coverage” arrangements also may be used as permitted by applicable law.

Index prices may be distorted if trading in certain securities included in the index is interrupted. Trading in the index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of securities included in the index. If this occurred, the Fund would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, might be unable to exercise an option it held, which could result in substantial losses to the Fund.

If the Fund were assigned an exercise notice on a call it has written, it would be required to liquidate portfolio securities in order to satisfy the exercise, unless it has other liquid assets that are sufficient to satisfy the exercise of the call. When the Fund has written a call, there is also a risk that the market may decline between the time the Fund has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time it is able to sell securities in its portfolio. The Fund will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on a security where it would be able to deliver the underlying securities in settlement, the Fund may have to sell part of its securities portfolio in order to make settlement in cash, and the price of such securities might decline before they can be sold. For example, even if an index call which the Fund has written is “covered” by an index call held by the Fund with the same strike price, it will bear the risk that the level of the index may decline between the close of trading on the date the exercise notice is filed with the Options Clearing Corporation and the close of trading on the date the Fund exercises the call it holds or the time it sells the call, which in either case would occur no earlier than the day following the day the exercise notice was filed.

Options Transactions. Certain transactions in options on securities and on stock indices may be useful in limiting the Fund’s investment risk and augmenting its investment return. However, the amount (if any) of the Fund’s assets that will be involved in options transactions is anticipated to be small relative to such Fund’s total assets. Accordingly, it is expected that only a relatively small portion of the Fund’s investment return will be attributable to transactions in options on securities and on stock indices. The Fund may invest in options

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transactions involving options on treasuries, securities and on stock indices that are traded on U.S. and foreign exchanges or in the over- the-counter markets.

A call option is a contract pursuant to which the purchaser, in return for a premium paid, has the right to buy the equity or debt security underlying the option at a specified exercise price at any time during the term of the option. With respect to a call option on a stock index, the purchaser is entitled to receive cash if the underlying stock index rises sufficiently above its level at the time the option was purchased. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying equity or debt security against payment of the exercise price. With respect to a call option on a stock index, the writer has the obligation to deliver cash if the underlying index rises sufficiently above its level when the option was purchased.

A put option gives the purchaser, in return for a premium, the right to sell the underlying equity or debt security at a specified exercise price during the term of the option. With respect to a put option on a stock index, the purchaser is entitled to receive cash if the underlying index falls sufficiently below its level at the time the option was purchased. The writer of the put, who receives the premium, has the obligation to buy the underlying equity or debt security upon exercise at the exercise price. With respect to a put option on a stock index, the writer has the obligation to deliver cash if the underlying index falls sufficiently below its level when the option was purchased. The price of an option will reflect, among other things, the relationship of the exercise price to the market price of the underlying financial instrument or index, the price volatility of the underlying financial instrument or index, the remaining term of the option, supply and demand of such options and interest rates.

One purpose of purchasing call options is to hedge against an increase in the price of securities that the Fund ultimately intends to buy. Hedge protection is provided during the life of the call because the Fund, as the holder of the call, is able to buy the underlying security at the exercise price, and, in the case of a call on a stock index, is entitled to receive cash if the underlying index rises sufficiently. However, if the value of a security underlying a call option or the general market or a market sector does not rise sufficiently when the Fund has purchased a call option on the underlying instrument, that option may result in a loss.

Securities and options exchanges have established limitations on the maximum number of options that an investor or group of investors acting in concert may write. It is possible that the Fund, other mutual funds advised by the Adviser and other clients of the Adviser may be considered such a group. Position limits may restrict the Fund’s ability to purchase or sell options on particular securities and on stock indices.

Private Investment Funds and Other Unregistered Pooled Investment Vehicles. The Fund may invest in private investment funds or other unregistered pooled investment vehicles. Such vehicles are not registered under the Investment Company Act and are therefore not subject to the extensive regulatory requirements it imposes. Private investment funds or other unregistered pooled investment vehicles typically do not disclose the contents of their portfolios, which may make it difficult for the Fund to independently verify the value of an investment in a private investment fund or other unregistered pooled investment vehicle. In addition, the Fund may not be able to withdraw an investment in a private investment fund or other unregistered pooled investment vehicle except at certain designated times, presenting the risk that the Fund would not be able to withdraw from a private investment fund or other unregistered pooled investment vehicle as soon as desired, especially during periods of volatility in markets in which such a private investment fund or other unregistered pooled investment vehicle invests. Investments in private investment funds or other unregistered pooled investment vehicles may be subject to the Fund’s limitations on investments in “illiquid securities,” as described above. To the extent the Fund invests in private investment funds other unregistered pooled investment vehicles, its performance will be affected by the performance of those private investment funds other unregistered pooled investment vehicles.

Recent Market Conditions and Events. There have been and may continue to be periods of elevated stress and volatility in financial markets. Although stresses associated with the 2008 financial crisis in the United States and global economies peaked over a decade ago, financial markets remain susceptible to recurring episodes of heightened volatility, restrictive credit conditions, reduced confidence in key market participants and broadly negative investor sentiment, which may be concentrated in particular sectors, asset classes or geographic regions. Political developments, trade policies and disputes (including sanctions), tax and budgetary measures, sovereign debt concerns, geopolitical tensions, environmental and public health risks, and actions by central banks (including the withdrawal or “tapering” of market support and changes in interest rate targets) may, individually or in combination, contribute to instability in global economies and financial markets. Geopolitical events, including armed conflicts and related sanctions, may disrupt global trade, energy markets, commodity supplies and financial systems, with potentially rapid and widespread effects on asset prices and market liquidity. Public health events, including the emergence of new variants of infectious diseases, may also lead to renewed government actions, shifts in consumer behavior or supply chain disruptions, which could adversely affect economic activity and financial markets. In addition, evolving monetary and fiscal policies, including efforts by central banks to address inflation, financial stability or economic growth, may result in higher interest rates, tighter financial conditions and increased volatility across equity, fixed income and other markets. Market expectations regarding inflation, interest rates and economic growth may change rapidly, potentially leading to abrupt

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repricing of assets, reduced liquidity and increased correlations among asset classes. These conditions may persist or recur and could adversely affect market functioning, asset valuations and the Fund’s investment performance.

Reference Rate Transition Risk. The London Interbank Offered Rate, or “LIBOR”, which had historically been a principal floating rate benchmark in the financial markets, has been discontinued. Its discontinuation has affected financial markets generally and may affect the Fund’s operations, finances and investments to the extent the Fund holds instruments that transitioned from LIBOR to alternative reference rates. The UK Financial Conduct Authority, the regulator of the LIBOR administrator, has ceased publication of LIBOR tenors.

As an alternative to LIBOR, market participants have generally adopted the Secured Overnight Financing Rate (“SOFR”) as a replacement for U.S. dollar LIBOR, and other risk-free rates have been adopted in global markets. These alternative reference rates differ from LIBOR in important respects, including their calculation methodologies and market conventions, and may perform differently in certain market conditions.

Uncertainty regarding the development, adoption, market acceptance or future reform of alternative reference rates, as well as the potential discontinuation or modification of other reference rates, may adversely affect the value, liquidity or return of reference rate- based instruments. The ultimate impact of these changes on the Fund, issuers of instruments in which the Fund invests, and financial markets generally remains uncertain.

Repurchase Agreements. The Fund may purchase securities and concurrently enter into “repurchase agreements.” A repurchase agreement typically involves a purchase of an investment contract from a selling financial institution such as a bank or broker-dealer, which contract is fully secured by government obligations or other debt securities. The agreement provides that the purchaser will sell the underlying securities back to the institution at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The difference between the purchase price and the resale price represents the interest earned by the purchase, which is unrelated to the coupon rate or maturity of the purchased security. In the event of the bankruptcy or insolvency of the financial institution, the purchaser may be delayed in selling the collateral underlying the repurchase agreement. Further, the law is unsettled regarding the rights of the purchaser if the financial institution which is a party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to the U.S. Bankruptcy Code.

Restricted and Illiquid Instruments. The Fund may invest up to 15% of its net assets in illiquid securities, which generally includes any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. A security may be “illiquid” for various reasons, including that it may be subject to legal or contractual restrictions on resale (“restricted securities”). Illiquid securities may be priced at fair value as determined in good faith by the Board of Trustees. Restricted securities that are not illiquid (generally as determined under the analysis in the next paragraph) will not be subject to the 15% limit. Generally, restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Unanticipated episodes of illiquidity, including due to market or political factors, instrument or issuer- specific factors and/or unanticipated outflows, may limit the Fund’s ability to pay redemptions. To meet redemption requests during periods of illiquidity, the Fund may be forced to sell securities at an unfavorable time and/or unfavorable conditions. Illiquidity may be exacerbated during periods of market disruption, regulatory change or significant redemption activity. These provisions are subject to Rule 22e-4, including its prohibition on additional illiquid investments when the 15% limit is exceeded and its required reporting and remedial procedures.

The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the 1933 Act. That rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Adviser, under the supervision of the Board of Trustees of the Trust, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund’s restriction on investing in illiquid securities. A determination as to whether a Rule 144A (or similarly restricted) security is liquid is a factual issue requiring an evaluation of a number of factors. In making this determination, which would be made only if consistent with the liquidity risk management program described above, the Adviser will consider the trading markets for the specific security, taking into account the unregistered nature of the security. Investing in Rule 144A (or similarly restricted) securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if other qualified buyers are unwilling to purchase such securities.

The market for lower-quality debt instruments, including junk bonds, is generally less liquid than the market for higher-quality debt securities, and at times it may become difficult to sell lower-quality debt securities. The Fund, which will invest significantly in debt

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securities that are rated below investment grade, will be subject to greater liquidity risk than would an investment fund investing in higher rated securities. While no risk management program can be fail-safe, in accordance with Rule 22e-4 under the Investment Company Act the Fund has adopted and implemented a written liquidity risk management program, under the supervision of the Board of Trustees of the Trust, that is believed to be reasonably designed to assess and manage the Fund’s liquidity risk.

Reverse Repurchase Agreements. A reverse repurchase agreement involves the sale of a debt security owned by the Fund coupled with an agreement by such fund to repurchase the instrument at a stated price, date and interest payment. The Fund will use the proceeds of a reverse repurchase agreement to purchase other debt securities or to enter into repurchase agreements maturing not later than the expiration of the prior reverse repurchase agreement. When the Fund enters into a reverse repurchase agreement, it will have securities designated to repurchase its securities.

The Fund will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Under the Investment Company Act, reverse repurchase agreements will be considered to be borrowings by the Fund and, therefore, may be subject to the same risks involved in any borrowing. The Fund may not enter into a reverse repurchase agreement if, as a result, its current obligations under such agreements would exceed one-third the value of its net assets computed at the time the reverse repurchase agreement is entered into. The Rising Dividend Fund does not intend to invest more than 5% of the value of its net assets in reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. These events could also trigger adverse tax consequences for the Fund.

Securities Issued in PIPE Transactions. The Fund may invest in securities that are purchased in private investment in public equity (“PIPE”) transactions. Securities acquired by the Fund in such transactions are subject to resale restrictions under securities laws. While issuers in PIPE transactions typically agree that they will register the securities for resale by the Fund after the transaction closes (thereby removing resale restrictions), there is no guarantee that the securities will in fact be registered. In addition, a PIPE issuer may require the Fund to agree to other resale restrictions as a condition to the sale of such securities. Thus, the Fund’s ability to resell securities acquired in PIPE transactions may be limited, and even though a public market may exist for such securities, the securities held by the Fund may be deemed illiquid.

Short Sales. The Fund may engage in short sales of a physical security, but the Overseas Fund, Gold Fund, U.S. Fund and Real Assets Fund may only short “against the box” (meaning they must own the security to be sold short). The Fund also may engage in short sales of derivative instruments (e.g., U.S. Treasury futures) (see also the discussion under “Futures and Options on Futures”). In doing so, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as borrowing costs, which may negatively impact the Fund’s performance. Further, short positions introduce more risk than long positions, because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security, whereas there is no maximum attainable price of the shorted security (though shorting “against the box” effectively limits loss to the amount paid for the security). Thus, securities sold short may have unlimited risk. In addition, because U.S. market regulations prohibit “naked” short selling, the Fund must, at the time of the shorting transaction, be able to “locate” and have access to the security being shorted as what is referred to as “cover” for the transaction. Failure to complete or maintain a “locate” would mean that a desired shorting transaction could not be entered into or, if open, maintained. The prospect of such a forced close of the position can cause the Fund to incur expense or loss. Shorting of illiquid securities increases this risk.

SOFR. SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data.

SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward- looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain

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periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Special Risks of Over-the-Counter Derivative Transactions. Over-the-Counter (“OTC”) derivative transactions differ from exchange- traded derivative transactions in several respects. OTC derivatives are transacted directly with dealers and not with a clearing corporation. Without the availability of a clearing corporation, OTC derivative pricing is normally done by reference to information from market makers, which information is carefully monitored by the Adviser and verified in appropriate cases. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and related regulatory developments may ultimately require the clearing and exchange-trading of many OTC derivative instruments that the CFTC and SEC defined as “swaps” including non- deliverable foreign exchange forwards, OTC foreign exchange options and swaptions. To date, certain interest rate swaps and credit default swaps are already subject to such requirements. Mandatory exchange trading and clearing requirements have been phased-in based on type of market participant and CFTC approval of contracts for central clearing. The Adviser will continue to monitor developments in this area, particularly to the extent regulatory changes affect the Fund’s ability to enter into swap agreements.

As OTC derivatives are transacted directly with dealers, there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise. Counterparty failures may occur suddenly and without warning, and the Fund’s contractual remedies may be limited or difficult to enforce. An OTC derivative may only be terminated voluntarily by entering into a closing transaction with the dealer with whom the Fund originally dealt. Any such cancellation may require the Fund to pay a premium to that dealer. In those cases in which the Fund has entered into a covered derivative transaction and cannot voluntarily terminate the derivative, the Fund will not be able to sell the underlying security until the derivative expires or is exercised or different cover is substituted. There is also no assurance that the Fund will be able to liquidate an OTC derivative at any time prior to expiration.

Structured Notes. The Fund may invest in structured notes, the value of which is linked to currencies, interest rates, other commodities, indices or other financial indicators. Structured securities differ from other types of securities in which the Fund may invest in several respects. For example, the coupon dividend and/or redemption amount at maturity may be increased or decreased depending on changes in the value of the underlying instrument.

Investment in structured securities involves certain risks. In addition to the credit risk of the security’s issuer and the normal risks of price changes in response to changes in interest rates, the redemption amount may decrease as a result of changes in the price of the underlying instrument. Further, in the case of certain structured securities, the coupon and/or dividend may be reduced to zero, and any further declines in the value of the underlying instrument may then reduce the redemption amount payable on maturity. Finally, structured securities may be more volatile than the price of the underlying instrument.

Substantial Ownership Positions. The Fund may accumulate substantial positions in the securities or even gain control of individual companies. At times, the Fund also may seek the right to designate one or more persons to serve on the boards of directors of companies in which they invest. The designation of directors and any other exercise of management or control could expose the assets of the Fund to claims by the underlying company, its security holders and its creditors. Under these circumstances, the Fund might be named as a defendant in a lawsuit or regulatory action. The outcome of such disputes, which may affect the value of the Fund’s positions, may be difficult to anticipate and the possibility of successful claims against the Fund that would require the payout of Fund assets to the claimant(s) cannot be precluded. Substantial ownership positions also may be more difficult or expensive to liquidate. At times regulatory or company-specific requirements may limit or block trading in a company’s securities by those deemed to be company “insiders” (officers, directors and certain large shareholders). These limitations may or may not be related to the possession of a company’s material non-public information.

Trade Claims. The Fund may invest in trade claims. Trade claims are interests in amounts owed to suppliers of goods or services and are purchased from creditors of companies in financial difficulty and often involved in bankruptcy proceedings. Trade claims offer investors the potential for profits since they are sometimes purchased at a significant discount from face value and, consequently, may generate capital appreciation in the event that the market value of the claim increases as the debtor’s financial position improves or the claim is paid. Investing in trade claims exposes the Fund to various risks similar to those borne by a creditor. Investments in trade claims are also less liquid than investments in publicly traded securities, and there is no guarantee that the debtor will be able to satisfy the obligation on the trade claim. Additionally, there can be restrictions on the purchase, sale, and/or transferability of trade claims during all or part of a bankruptcy or reorganization proceeding. Trade claims are subject to risks not generally associated with standardized securities and instruments due to the nature of the claims purchased. Trade claims may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

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U.S. Government Securities. Among the types of fixed income securities in which the Fund may invest are obligations of the United States government. United States government obligations include Treasury Notes, Bonds and Bills, which are direct obligations of the United States government backed by the full faith and credit of the United States, and securities issued by agencies and instrumentalities of the United States government (“government-sponsored entities” or “GSEs”). Such GSE securities may be (i) guaranteed by the United States Treasury, such as securities of the Government National Mortgage Association, or (ii) supported by the issuer’s authority to borrow from the United States Treasury and backed by the credit of the issuing agency or instrumentality itself, such as securities of the Federal Intermediate Land Banks, Federal Land Banks, Bank of Cooperatives, Federal Home Loan Banks, Tennessee Valley Authority and Farmers Home Administration. Although the Fund may hold securities that carry United States government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market prices of such securities. Securities issued by certain GSEs, including the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are neither issued nor guaranteed by the United States Treasury and are not backed by the full faith and credit of the United States government. In most cases, such securities are supported only by the credit of the issuing entity. The market values of U.S. government securities may be affected by changes in market demand, interest rates and broader market conditions. Fluctuations in demand for such securities may occur at any time and may result in increased volatility in their market values.

Zero Coupon Bonds. Zero Coupon and Pay-in-Kind Securities do not immediately produce cash income. These securities are issued at an original issue discount, with the full value, including accrued interest, paid at maturity. Interest income may be reportable annually, even though no annual payments are made. Market prices of zero coupon bonds tend to be more volatile than bonds that pay interest regularly. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Zero coupon and pay-in-kind securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Prices on non-cash-paying instruments may be more sensitive to changes in the issuer’s financial condition, fluctuation in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative. Special tax considerations are associated with investing in certain lower-grade securities, such as zero coupon or pay-in-kind securities, including accrual of original issue discount earned on zero coupon securities which must be included in the Fund’s income. Thus, to continue to qualify for tax treatment as a regulated investment company and to avoid U.S. federal income and excise tax on undistributed income, the Fund may be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives.

Performance

Total Return. From time to time, the Fund advertises its average annual total returns. Returns may be calculated both on a before-tax and an after-tax basis (and are so presented in the Prospectus with respect to the Fund’s largest and/or oldest share class). Returns are based on past performance and are not an indication of future performance.

Unless otherwise noted, results shown will reflect any fee waivers and/or expense reimbursements in effect during the periods presented.

As noted above, returns also may be calculated on certain after-tax bases under similar assumptions and using similar formulae as specified by the SEC. For example, returns may be calculated after taxes on distributions, which assume reinvestment of the amount of any distributions less applicable taxes on such distributions. Returns also may be calculated after taxes on distributions and the sale (redemption) of Fund shares. After-tax returns assume the highest individual federal income tax rate for each year included in the calculation. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Such returns do not reflect the effect of state and local taxes, nor do they reflect the phase-outs of certain federal exemptions, deductions, and credits at various income levels, or the impact of the federal alternative minimum tax. In addition, actual after-tax returns depend on each investor’s individual tax situation, which may differ from the returns presented. For instance, after-tax returns are not relevant to investors who hold their funds in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”)..

Comparison of Portfolio Performance. From time to time the Trust may discuss in sales literature and advertisements, specific performance grades or rankings or other information as published by recognized mutual fund statistical services, such as Morningstar, Inc. or Lipper Analytical Services, Inc., or by publications of general interest such as Barron’s, Business Week, Forbes, Fortune, Kiplinger’s Personal Finance, Money, Morningstar Mutual Funds, The Wall Street Journal or Worth. Criteria associated with the performance grades or rankings may vary widely. Any given performance grade or ranking should not be considered representative of the Fund’s performance for any future period.

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DETERMINING NET ASSET VALUE (“NAV”) AND VALUING PORTFOLIO SECURITIES

The Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. As of the date of this Statement of Additional Information, the NYSE is closed on the following days: New Year’s Day, Rev. Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. The ongoing expenses of the Fund are treated as liabilities of the Fund for this purpose and therefore reduce the Fund’s net asset value.

A portfolio security (including an option), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is generally valued at the price of the official close (last quoted sales price if an official closing price is not available) as of the local market close on the primary exchange. If there are no round lot sales on such date, such security will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security is traded on the NASDAQ in which case it is valued at the NASDAQ Official Closing Price. Such prices are provided by approved pricing vendors or other independent pricing sources.

All bonds, whether listed on an exchange or traded in the over-the-counter market for which market quotations are available are generally priced at the evaluated bid price provided by an approved pricing service as of the close of the NYSE (normally 4:00 p.m. Eastern Time), or dealers in the over-the-counter markets in the United States or abroad. Pricing services and broker-dealers use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon- rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. The Adviser’s [Valuation Committee], at least annually, will review the pricing service’s inputs, methods, models and assumptions for its evaluated prices. Short-term debt maturing in 60 days or less is valued at evaluated bid prices.

Swaps are marked-to-market daily based on valuations from independent pricing services or broker dealers. Pricing services utilize matrix pricing that considers comparisons to interest rate curves; credit spread curves, default possibilities and recovery rates. The Adviser’s [Valuation Committee], at least annually, will review the pricing service’s inputs, methodologies, models and assumptions for its evaluated prices.

Exchange-traded options are valued at the official closing price and futures are valued at the settlement price determined by the relevant exchange. If the settlement price is not reported or otherwise unavailable, the options or futures will be valued at the mean of the last available bid-ask quotations (and if there is, only a bid and only an asked price during the trading day, valuation will be at such bid or ask for long and short positions, respectively). There may be situations when the above information is not available (including, but not limited to, when an option is out of the money near its expiration date). In the absence of an official closing price, the last sale price, a mean of the last available bid-ask quotation, or a bid for long positions or an ask for short positions, or the Bloomberg Options Valuation Model may be utilized to value the respective option. There may be situations when the above information is available but does not align with the pricing of the underlying equity security. If a fund holds a call option position (either a long or written short) on expiration date and that call option is out of the money at the market close, that option can be priced at $0 as it has ceased to exist, which is consistent with the Options Clearing Corporation provision whereby any open option on expiration date is automatically exercised if that option is $0.01 or more in-the-money.

Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price.

Inverse Floaters are evaluated using a third party model that takes into account the evaluated price of the underlying bond, leverage factors, gain share and floating rate levels.

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Commodities (such as physical metals) are valued at a calculated evaluated mean price, as provided by an independent price source as of the close of the NYSE.

Forward currency contracts are valued at the current cost of covering or offsetting such contracts, by reference to forward currency rates at the time the NYSE closes, as provided by an independent pricing source.

The spot exchange rates, as provided by an independent price source as of the close of the NYSE are used to convert foreign security prices into U.S. dollars.

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the official close on the primary exchange or market on which it is traded. In the absence of such a quotation, a security may be valued at the last quoted sales price on the most active exchange or market as determined by the independent pricing agent. The Fund uses pricing services to identify the market prices of publicly traded securities in their portfolios.

When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market quotations are not readily available within the meaning of applicable regulations, such as for private placements, or when market prices have been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Fund’s NAV is calculated, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures adopted by the Adviser’s [Valuation Committee]. Additionally, trading of foreign equity securities on most foreign markets is completed before the close in trading in U.S. markets. The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. The fair value pricing utilizes factors provided by an independent pricing service. The values assigned to the Fund’s holdings therefore may differ on occasion from reported market values, especially during periods of higher market price volatility. The Adviser believes relying on the procedures described above will result in prices that are more reflective of the actual market value of portfolio securities held by the Fund than relying solely on reported market values. Valuation risk may be heightened during periods of market stress, reduced liquidity or when market quotations are unavailable.

ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION

The NYSE holiday closing schedule indicated in this SAI under “Determining Net Asset Value (“NAV”) and Valuing Portfolio Securities” is subject to change. When the NYSE is closed or when trading is restricted for any reason other than its customary weekend or holiday closings, or under emergency circumstances as determined by the SEC to warrant such action, the Fund may not be able to accept purchase or redemption requests. The Fund’s NAV may be affected to the extent that its securities are traded on days that are not Business Days. The Fund reserves the right to reject any purchase order in whole or in part.

The Trust has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1.00% of the NAV of the Fund during any 90-day period for any one shareholder. The remaining portion of the redemption may be made in securities or other property, valued for this purpose as they are valued in computing the NAV of each class of the Fund. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes and may incur additional costs as well as the associated inconveniences of holding and/or disposing of such securities or other property.

Pursuant to Rule 11a-3 under the 1940 Act, the Fund is required to give shareholders at least 60 days’ notice prior to terminating or modifying the Fund’s exchange privilege. The 60-day notification requirement may, however, be waived if (1) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or CDSC ordinarily payable at the time of exchange or (2) the Fund temporarily suspends the offering of shares as permitted under the 1940 Act or by the SEC or because it is unable to invest amounts effectively in accordance with its investment objective and policies.

The Fund reserves the right at any time without prior notice to shareholders to refuse exchange purchases by any person or group if, in the Adviser’s judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise be adversely affected.

The Fund has authorized one or more brokers or other financial services institutions to accept on its behalf purchase and redemption orders. Such brokers or other financial services institutions are authorized to designate plan administrators and other intermediaries to accept purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or other financial services institutions, or, if applicable, a broker’s or other financial services institutions authorized designee, accepts the order. Customer orders will be priced at the Fund’s NAV next computed after they are accepted by an authorized broker or other financial services institutions or the broker’s or other financial services institution’s authorized designee.

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If you hold your Fund shares in an account established with a financial intermediary, contact your financial intermediary in advance of placing a request for an exchange to confirm your ability to exchange with a particular Victory Fund.

Purchasing Shares

Fund shares may be purchased and held only by or on behalf of separately managed account clients where First Eagle Separate Account Management, LLC has an agreement to serve as investment adviser or sub-adviser to the account with the separately managed account program sponsor (typically a registered investment adviser or broker-dealer) or directly with the client. A client agreement to open an account typically may be obtained by contacting the separately managed account program sponsor. The Fund intends to redeem shares held by or on behalf of a shareholder who ceases to be an eligible investor, and each shareholder, by purchasing shares, agrees to any such redemption. The Fund does not impose any minimum investment requirements. However, the separately managed accounts through which the Fund is offered typically impose minimum investment requirements.

Fund shares may be purchased on any business day at their public offering price next computed after proper receipt of the order. Fund shares may be redeemed on any business day at their net asset value next computed after proper receipt of the order. Typically, the redemption request will be initiated either by you through the separately managed account program sponsor reducing or totally liquidating your separately managed account or by the portfolio manager for your separately managed account redeeming shares on your behalf in order to raise cash to fund the purchase of individual municipal bonds or other investments within your separately managed account. You will receive the share price next determined after the Fund has received your properly completed redemption request. Your direct or indirect redemption request must be received before the close of trading for you to receive that day’s price.

The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and shareholders.

Payments to Financial Intermediaries

Revenue Sharing

The Distributor, the Adviser or an affiliate may, from time to time, out of its (or their) own resources, make substantial cash payments— sometimes referred to as “revenue sharing”—to broker-dealers or financial intermediaries for various reasons. The revenue sharing payments do not change the price paid by investors for the purchase of the Fund’s shares or the amount the Fund will receive as proceeds from such sales. Although a broker-dealer or financial intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the Fund, the aggregate amount of these payments to broker-dealers or financial intermediaries may be substantial and may exceed the actual costs incurred in engaging in these promotional activities or services. Accordingly, broker-dealers or financial intermediaries may realize a profit in connection with such activities or services.

Revenue sharing payments may support the delivery of services to the Fund or to shareholders in the Fund, including, without limitation, transaction processing and sub-accounting services. These payments also may serve as an incentive to sell shares of the Fund and/or to promote retention of customer assets in the Fund (in the case of the High Yield Municipal Completion Fund, through the separately managed accounts through which the High Yield Municipal Completion Fund is offered). As such, they may be made to firms that provide various marketing support or other promotional services relating to the Fund, including, without limitation, advertising, access on the part of the Distributor’s personnel to sales meetings, sales representatives and/or management representatives of the broker-dealer or other financial intermediary, as well as inclusion of the Fund in various promotional and sales programs. Marketing support services also may include business planning assistance, educating broker-dealer personnel about the Fund and shareholder financial planning assistance. To the extent that broker-dealers or financial intermediaries receiving revenue sharing payments sell more shares of the Fund, the Distributor, the Adviser or an affiliate benefit from the increase in Fund assets as a result of the management fees they receive from the Fund. However, the Distributor, the Adviser or an affiliate does not consider a broker-dealer or financial intermediary’s sale of shares of the Fund when selecting brokers or dealers to effect portfolio transactions for the Fund.

All such payments are paid by the Distributor, the Adviser or an affiliate of either out of its (or their) own resources. Revenue sharing payments may be structured, among other means, (i) as a percentage of sales; (ii) as a percentage of net assets; (iii) as a flat fee per transaction; (iv) as a fixed dollar amount; or (v) as some combination of any of these. In many cases, they therefore may be viewed as encouraging sales activity or retention of assets in the Fund. Generally, any revenue sharing or other payments of the type just described will have been requested by the party receiving them, often as a condition of distribution, but are subject to negotiation as to their structure and scope. Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the broker-dealer or financial intermediary, sales of Fund shares, the redemption rates on accounts of clients of the broker-dealer or financial intermediary or overall asset levels of the Fund held for or by clients of the broker-dealer or financial intermediary, the willingness of the broker-dealer or financial intermediary to allow the Distributor, the Adviser or an affiliate to provide educational and training support for the broker-dealer’s or financial intermediary’s sales personnel relating to the Fund, as well as the overall quality of the services provided by the broker-dealer or financial intermediary.

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The Distributor, the Adviser and/or an affiliate of either also pays from its (or their) own resources for travel and other expenses, including lodging, entertainment and meals, incurred by brokers or broker representatives related to diligence or informational meetings in which broker representatives meet with investment professionals employed by the Fund’s investment adviser, as well as for costs of organizing and holding such meetings. The Distributor, the Adviser or an affiliate also may make payments to or on behalf of brokers or their representatives for other types of events, including sales or training seminars, and may provide certain small gifts and/or entertainment as permitted by applicable rules. The Distributor, the Adviser or an affiliate also may pay fixed fees for the listing of the Fund on a broker-dealer’s or financial intermediary’s system. This compensation is not included in, and is made in addition to, the compensation described in the preceding paragraph.

[As of [●], the parties with whom the Distributor, the Adviser and/or an affiliate of either have entered into written agreements to make revenue sharing payments with respect to the Fund are as follows (such payments not including, for this purpose, the sub-transfer agency payments described below, and payments for entertainment, training and education activities for the brokers and broker representatives, their investment professionals and/or their clients or potential clients). The Distributor, the Adviser and/or an affiliate may revise the terms of any existing revenue sharing arrangement and may enter into additional revenue sharing arrangements with other broker-dealers or financial intermediaries. The Distributor, the Adviser and/or an affiliate also may pay fixed fees for the listing of the Fund on a broker-dealer’s or financial intermediary’s system. This compensation is not included in, and is made in addition to, the compensation described in this paragraph.]

[ ]

[The above-listed revenue sharing counterparties may change from time to time. For the 12-month period ended [●], total revenue sharing payments made to parties with whom the Distributor, the Adviser or an affiliate maintains a revenue sharing agreement represented approximately [ ]% of the average net assets across the Victory Funds complex.]

Shareholders or prospective investors should be aware that revenue sharing arrangements or other payments to intermediaries could create incentives on the part of the parties receiving the payments to consider selling more shares of the Fund relative to mutual funds either not making payments of this nature or making smaller such payments. A shareholder or prospective investor with questions regarding revenue sharing or other such payments may obtain more details by contacting his or her broker representative or other financial intermediary directly.

Custodial Risks for Shares Held Through Financial Intermediaries

High Yield Municipal Completion Fund shares may be purchased and held only by or on behalf of separately managed account clients where First Eagle Separate Account Management, LLC has an agreement to serve as investment adviser or sub-adviser to the account with the separately managed account program sponsor (typically a registered investment adviser or broker-dealer) or directly with the client. The manner in which these intermediary firms custody an investor’s High Yield Municipal Completion Fund shares or provide instructions to the High Yield Municipal Completion Fund concerning an investor’s shareholder account with the High Yield Municipal Completion Fund will vary by firm. In addition, information or securities, held in the custody of an intermediary firm may be subject to risks of, among other things, misappropriation, cyber-attacks or other similar risks associated with internet security.

MANAGEMENT OF THE TRUST

Board Leadership and Risk Oversight

The Board of Trustees is responsible for overseeing the management and operations of the Trust. [ ]

Trustees and Officers

[ ]

Trustee Ownership and Compensation

[ ]

Board Committees

[ ]

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of [-], the following shareholders owned 5% or more of a class of the Fund. Each shareholder that beneficially owns more than 25% of the voting securities of a class of the Fund may be deemed a control person of that class of the Fund’s outstanding shares and, thereby,

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may influence the outcome of matters on which shareholders are entitled to vote. Since the economic benefit of investing in the Fund and related voting authority is passed through to the underlying investors of the record owners, it is expected that these record owners generally will not be considered the beneficial owners of the Fund’s shares or control persons of the Fund.

The names and addresses of the record holders and the percentage of the outstanding shares held by such holders are set forth in the following table.

[ ]

INVESTMENT ADVISER AND OTHER SERVICE PROVIDERS

Investment Adviser

Victory Capital, a New York corporation registered as an investment adviser with the SEC, serves as investment adviser to the Fund. Victory Capital’s principal business address is 15935 La Cantera Parkway, San Antonio, TX 78256. Subject to the authority of the Board, the Adviser is responsible for the overall management and administration of the Fund’s business affairs. Each of the Adviser’s multiple investment teams, referred to separately as investment franchises utilizes its own independent approach to investing. The Adviser is responsible for selecting the Fund’s investments according to its investment objective, policies, and restrictions. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc. (“VCH”), a publicly traded Delaware corporation. As of [ ], 2026, the Adviser managed assets totaling in excess of $[ ] billion for numerous clients including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net worth individuals and mutual funds.

The Advisory Agreement

[The Adviser serves as the Fund’s investment adviser pursuant to an advisory agreement dated as of [] (the “Advisory Agreement”). Unless sooner terminated, the Advisory Agreement between the Adviser and the Trust, on behalf of the Fund, provides that it will continue in effect as to the Fund for two years and for consecutive one-year terms thereafter, provided that such renewal is approved at least annually by the Trustees or by vote of the majority of the outstanding shares of each such Fund (as defined under “Additional Information—Miscellaneous” below) and, in either case, by a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreement, by votes cast in person at a meeting called for such purpose. The Advisory Agreement is terminable as to any particular Fund at any time on 60 days’ written notice without penalty by a vote of the majority of the outstanding shares of the Fund, by vote of the Trustees, or as to all applicable Fund by the Adviser. The Advisory Agreement also terminates automatically in the event of any assignment, as defined by the 1940 Act.]

[The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the services pursuant thereto, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.]

[Under the Advisory Agreement, the Adviser may delegate a portion of its responsibilities to a sub-adviser. In addition, the agreements provide that the Adviser may render services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of the Fund provided all such persons are functioning as part of an organized group of persons, managed by authorized officers of the Adviser.]

Prior to [ ], First Eagle Investment Management, LLC served as investment adviser to the Predecessor Fund. [The Fund does not pay a management fee to Victory Capital.]

The Predecessor Fund did not pay management fees to First Eagle Investment Management, LLC under its advisory agreement. Under that agreement, First Eagle Investment Management, LLC was contractually responsible for the Predecessor Fund's expenses included as "Other Expenses" (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) for so long as it served as investment adviser. [The corresponding acquiring-Fund expense-assumption terms are [●].] However, you will incur the management fees for the amount invested in the High Yield Municipal Completion Fund through the separately managed account associated with such investment. You should read carefully the separately managed account brochure provided to you by First Eagle Separate Account Management, LLC or your investment adviser for additional information on the separately managed account. The brochure is required to include information about the fees charged to you by First Eagle Separate Account Management, LLC and the fees paid by the sponsor to the Adviser and its affiliates. You pay no additional fees or expenses to purchase shares of the High Yield Municipal Completion Fund.

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Approximate management fees the Predecessor Fund paid or owed First Eagle Investment Management, LLC

The Predecessor Fund paid no direct advisory management fee for its initial period from September 30, 2025 through October 31, 2025. The acquiring Fund has not commenced investment operations.

Direct advisory management fees for the Predecessor Fund's initial period ended October 31, 2025: $0.

Management Fee Waiver/Expense Reimbursement

[For at least two years following the Reorganization, Victory Capital has contractually agreed to waive fees and/or reimburse expenses so that the total net annual operating expenses of each Fund, subject to the exclusions in the agreement, will not exceed the current contractual expense limitation applicable to the corresponding predecessor shares or, if none, the expense ratio based on those shares' expenses for the most recent fiscal year. Under the agreement, Victory Capital may recoup waived fees and reimbursed expenses for up to three years after the waiver or reimbursement, subject to the lesser of the expense limits in effect when the amount was waived or reimbursed and when it is recouped, after giving effect to recoupment. The agreement may be terminated only by the Board.]

[For the initial period from September 30, 2025 through October 31, 2025, First Eagle Investment Management, LLC waived management fees and/or reimbursed expenses, if any, for the Predecessor Fund in the amount listed in the table below.]

[ ]

[For the initial period from September 30, 2025 through October 31, 2025, First Eagle Investment Management, LLC recouped previously waived management fees and reimbursed expenses, if any, in the amounts listed in the table below.]

[ ]

Compliance Services

[Pursuant to the Agreement to Provide Compliance Services (the “Compliance Agreement”), the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under 1940 Act. The funds in the Victory Fund Complex, in the aggregate, compensate the Adviser for these services.] As of the date of this SAI, the Fund has not paid any fees for these services.

Administrator and Fund Accountant

[Victory Capital will provide internal administrative, accounting, operations, compliance and related services.]

[ ]

Administration fees paid by the Predecessor Fund to First Eagle Investment Management, LLC

[ ]

Shareholder Servicing/Transfer Agent

SS&C GIDS, Inc., 801 Pennsylvania Avenue, Suite 219324, Kansas City, Missouri 64105-1307, will serve as transfer agent.

Under the terms of its contract with the Fund, SS&C GIDS, Inc. services shareholder accounts, and its duties include: (i) processing sales, redemptions and exchanges of shares of the Fund; (ii) distributing dividends and capital gains associated with the Fund’s portfolio; and (iii) maintaining account records and responding to shareholder inquiries.

Custodian and Sub-administrator

JPMorgan Chase Bank, N.A., 4 Chase Metrotech Center, Floor 16, Brooklyn, New York 11245, will serve as custodian. The custodian’s responsibilities include safekeeping and controlling the Fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund’s investments.

Victory Capital Management Inc. will provide fund accounting and administration, with JPMorgan Chase Bank, N.A., 70 Fargo Street, Boston, Massachusetts 02210, providing sub-accounting and sub-administration services.

Securities Lending

[ ]

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Distributor

[Victory Capital Services, Inc. (the “Distributor”), located at 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, [serves] as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust dated [ ] (the “Distribution Agreement”). Unless otherwise terminated, the Distribution Agreement will remain in effect with respect to the Fund for two years and will continue thereafter for consecutive one-year terms, provided that the renewal is approved at least annually (1) by the Board or by the vote of a majority of the outstanding shares of the Fund, and (2) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of its assignment, as defined under the 1940 Act.]

Prior to the Reorganization, FEF Distributors, LLC served as distributor to the Predecessor Fund.

PORTFOLIO MANAGERS

This section includes information about the Fund’s portfolio managers, including information concerning other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

Other Accounts

The following table provides information as of October 31, 2025 relating to the other accounts managed by the portfolio managers and their investments in the Fund. Each of these portfolio managers receives significant input and support from a team of investment professionals. Additional information regarding these investment professionals is available on the following pages.

Number of
		Number of			Other
		Registered			Pooled
		Investment			Investment Number of
		Companies		Beneficial Ownership	Vehicles	Other
		Managed			Managed	Accounts
		and		of Equity Securities	and	Managed
		Total Assets		in Funds Managed by	Total	and
		for	each Portfolio Manager		Assets for	Total Assets
Portfolio		such	(Not including incentive-plan		such	for such
Manager	Funds Managed	Accounts*		awards)**	Accounts	Accounts
John	High Yield Municipal		High Yield Municipal Fund	Over	None	6 accounts
Miller	Completion Fund	2 accounts	$1,000,000			with assets
		with assets	Short Duration High Yield Municipal			of $100
			Fund	None
		of $9.4 billion				million

David	High Yield Municipal	None	Core Plus Municipal Fund	None	None	None
Blair	Completion Fund

*The data provided herein includes the Fund, First Eagle Funds, First Eagle Variable Funds, First Eagle Credit Opportunities Fund, First Eagle Real Estate Debt Fund and First Eagle Tactical Municipal Opportunities Fund, where applicable..

**Beneficial ownership shown in the table does not reflect certain awards to the portfolio managers made under the Adviser’s long-term incentive plan. Those awards are described in a separate table below.

As noted above, this table does not reflect participation by portfolio managers in the long-term incentive plan established by the predecessor adviser. Awards under that plan are notionally allocated among various First Eagle Funds and result, over time, in payments for the benefit of the portfolio managers that are intended to generally replicate the investment performance of the relevant Funds, subject to customary vesting and forfeiture requirements. Notional investment amounts, when combined with the actual investments by a portfolio manager, would be as follows, in each case reflecting actual investments made as of October 31, 2025 and incentive plan notional investments as of October 31, 2025:

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Beneficial Ownership
of Equity Securities
in the Funds
Managed by Each
Portfolio Manager
Portfolio Manager	(Including
incentive-plan awards)
John Miller	High Yield Municipal Fund	Over $1,000,000
	Short Duration High Yield Municipal Fund	None

David Blair	Core Plus Municipal Fund	None

The following table provides information as of October 31, 2025 relating to the other accounts managed by the portfolio managers with respect to which the advisory fee is based on the performance of the account:

	Number of	Number of	Number of
	Registered	Other Pooled	Other
	Investment	Investment	Accounts
	Companies	Vehicles	Managed and
	Managed and	Managed and	Total Assets
	Total Assets for	Total Assets for	for such
Portfolio Manager	such Accounts*	such Accounts	Accounts
John Miller	None	None	None

David Blair	None	None	None

* The data provided herein includes the Predecessor Funds and the First Eagle Variable Funds, where applicable.

Although the portfolio managers listed above may be assisted by a team of professionals, such as Associate Portfolio Managers, research analysts and trading personnel, no other person has final responsibility for Fund investment decisions. In order to provide you with additional information regarding the Adviser, the following table identifies the portfolio managers and the team of investment professionals assisting the Global Value, Small Cap and Municipal Credit teams and provides information regarding their professional backgrounds.

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Investment Professionals	Principal Occupation(s) During Past 5 Years	Areas of Specialty
John V. Miller, CFA	Mr. Miller joined First Eagle in January 2024.
Mr. Miller is head and chief investment officer of
the Municipal Credit team and a portfolio
manager of the High Yield Municipal Fund, the
Short Duration High Yield Municipal Fund and
the Core Plus Municipal Fund. Previously, Mr.
Miller was a senior managing director and head
of municipal bonds at Nuveen Asset
Management, where he worked for 27 years. Mr.
Miller earned his bachelor’s degree from Duke
University, his master’s degree from
Northwestern University and his MBA from the
University of Chicago Booth School of Business.
Mr. Miller manages the High Yield Municipal
Fund, the High Yield Municipal Completion
Fund, the Short Duration High Yield Municipal
Fund and the Core Plus Municipal Fund.
David Blair	David Blair is head of the Municipal Core SMA
business. Prior to joining First Eagle in January
2025, David was a managing director and
portfolio manager at Nuveen where he managed
municipal separate account portfolios. Since
1996, he has worked at PIMCO and Nuveen,
primarily as a municipal credit analyst and
portfolio manager. David began his career in
1991 as a Certified Public Accountant and
auditor for Arthur Andersen. He earned a BA in
economics from the University of California,
Santa Barbara and an MBA in finance from the
University of Chicago. David holds the Chartered
Financial Analyst designation and is a member of
the CFA Institute and the CFA Society of Orange
County. Mr. Blair manages High Yield
Municipal Completion Fund and Core Plus
Municipal Fund.

Portfolio Manager Compensation

[The Adviser has designed the structure of its portfolio managers’ compensation to (1) align portfolio managers’ interests with those of the Adviser’s clients with an emphasis on long-term, risk-adjusted investment performance, (2) help the Adviser attract and retain high- quality investment professionals, and (3) contribute to the Adviser’s overall financial success. Each of the portfolio managers receives

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a base salary plus an annual incentive bonus for managing the Fund, separate accounts, other investment companies, other pooled investment vehicles and other accounts (including any accounts for which the Adviser receives a performance fee) (together, “Accounts”). A portfolio manager’s base salary is dependent on the manager’s level of experience and expertise. The Adviser monitors each manager’s base salary relative to salaries paid for similar positions with peer firms by reviewing data provided by various independent third-party consultants that specialize in competitive salary information. Such data, however, is not considered to be a definitive benchmark.

Each of the Adviser’s investment franchises may earn incentive compensation based on a percentage of the Adviser’s revenue attributable to fees paid by Accounts managed by the team. The chief investment officer or a senior member of each team, in coordination with the Adviser, determines the allocation of the incentive compensation earned by the team among the team’s portfolio managers by establishing a “target” incentive for each portfolio manager based on the manager’s level of experience and expertise in the manager’s investment style. Individual performance is based on objectives established annually using performance metrics such as portfolio structure and positioning, research, stock selection, asset growth, client retention, presentation skills, marketing to prospective clients and contribution to the Adviser’s philosophy and values, such as leadership, risk management and teamwork. The annual incentive bonus also factors in individual investment performance of each portfolio manager’s portfolio or Fund relative to a selected peer group(s). The overall performance results for a manager are based on the composite performance of all Accounts managed by that manager on a combination of one-, three-, and five-year rolling performance periods as compared to the performance information of a peer group of similarly managed competitors.

The Adviser’s portfolio managers may participate in the equity ownership plan of the Adviser’s parent company. There is an ongoing annual equity pool granted to certain employees based on their contribution to the firm. Eligibility for participation in these incentive programs depends on the manager’s performance and seniority.]

Conflicts of Interest

The Adviser’s portfolio managers are often responsible for managing one or more Funds as well as other accounts, such as separate accounts, and other pooled investment vehicles, such as collective trust funds or unregistered hedge funds. A portfolio manager may manage other accounts which have materially higher fee arrangements than the Fund and may, in the future, manage other accounts which have a performance-based fee. A portfolio manager also may make personal investments in accounts he or she manages or supports. The side-by-side management of the Funds along with other accounts may raise potential conflicts of interest by incenting a portfolio manager to direct a disproportionate amount of: (1) their attention; (2) limited investment opportunities, such as less-liquid securities or initial public offering; and/or (3) desirable trade allocations, to such other accounts. In addition, certain trading practices, such as cross-trading between Funds or between the Fund and another account, raise conflict of interest issues. The Adviser has adopted numerous compliance policies and procedures, including a Code of Ethics, and brokerage and trade allocation policies and procedures, which seek to address the conflicts associated with managing multiple accounts for multiple clients. In addition, the Adviser has a designated Chief Compliance Officer (selected in accordance with the federal securities laws) and compliance staff whose activities are focused on monitoring the activities of the Adviser’s investment franchises and employees in order to detect and address potential and actual conflicts of interest. However, there can be no assurance that the Adviser’s compliance program will achieve its intended result.

DISTRIBUTION AND SERVICE PLANS

The Fund’s shares are not designated by class and do not pay any distribution or shareholder servicing (Rule 12b-1) fees.

The Fund may enter into arrangements with financial intermediaries to provide sub-transfer agent services and other related services (e.g., client statements, tax reporting, order-processing and client relations) that otherwise could be handled by the Fund’s transfer agent, SS&C GIDS, Inc.. As a result, these third parties may charge fees (sometimes called “sub-transfer agency fees”) to the Fund for these services so long as such compensation does not exceed certain limits set from time to time by the Board of Trustees in consultation with management. For the High Yield Municipal Completion Fund, services, that may include client statements, tax reporting, order-processing and client relations, will be handled by the separately managed account program. Please refer to the separately managed account brochure provided to you by First Eagle Separate Account Management, LLC or your investment adviser for additional information on shareholder services for the High Yield Municipal Completion Fund. The Fund may compensate the institution rendering such services on a per-account basis, as an asset-based fee, based on transaction fees or other charges, or on a cost reimbursement basis, or in some cases, a combination of these inputs. The aggregate amount of sub-transfer agency fees may be substantial and may exceed the actual costs incurred in engaging in these services. Accordingly, financial intermediaries may realize a profit in connection with such services. (The Adviser, the Distributor or an affiliate may make additional payments to intermediaries for these and other services, and their payments may be based on the same or other methods of calculation. See “Payments to Financial Intermediaries—Revenue Sharing” above.) Sub-transfer agency fees can comprise a substantial portion of the Fund’s ongoing expenses. While the Adviser and the Distributor consider these sub-transfer agency fees to be payments for services rendered, they represent an additional business relationship between these sub-transfer agents and the Fund that often results, at least in part, from

34

past or present sales of Fund shares by the sub-transfer agents or their affiliates. While sub-transfer agency fees and service levels are set in the market, there generally is limited comparative information available about them. The Fund and the Adviser also face certain conflicts of interest when considering these relationships in that the counterparty is both a prospective service provider and, typically, a distribution partner. The Adviser’s practice of paying sub-transfer agency fees above agreed limits as revenue sharing (as discussed above) also creates conflicts of interest for the parties when considering sub-transfer agency relationships, and that is so both generally and in terms of the allocation of those fees between the Fund and the Adviser.

[For the initial period from September 30, 2025 through October 31, 2025, total sub-transfer agency payments of this nature made by the Predecessor Fund were $[●].] The acquiring Fund has not commenced operations.

Additional payments relating to sub-transfer agency services may be paid by the Distributor, the Adviser or an affiliate out of its or their own resources which is sometimes considered a form of “revenue sharing” (as further discussed below). [Additional historical sub-transfer agency payments by the predecessor distributor, predecessor adviser or their affiliates, and the applicable reporting period:

[●].]

CODE OF ETHICS

The Trust and the Adviser each have adopted a Code of Ethics in accordance with Rule 17j-1 under the 1940 Act. The Adviser’s Code of Ethics applies to all of the Adviser’s directors and officers and employees with investment advisory duties (“Access Personnel”) and all of the Adviser’s directors, officers and employees (“Supervised Personnel”). Each Code of Ethics provides that Access Personnel must refrain from certain trading practices. Each Code also requires all Access Personnel (and, in the Adviser Code, all Supervised Personnel) to report certain personal investment activities, including, but not limited to, purchases or sales of securities that may be purchased or held by the Fund. Violations of any Code of Ethics can result in penalties, suspension, or termination of employment.

PROXY VOTING POLICIES AND PROCEDURES

In accordance with the 1940 Act, the Trust [has adopted] policies and procedures for voting proxies related to equity securities held by the Fund (the “Proxy Voting Policy”). The Trust’s Proxy Voting Policy is designed to: (i) ensure that proxies are voted in the best interests of shareholders of the Fund with a view toward maximizing the value of their investments; (ii) address conflicts of interests between these shareholders, on the one hand, and affiliates of the Fund, the Adviser or the Distributor, on the other, that may arise regarding the voting of proxies; and (iii) provide for the disclosure of the Fund’s proxy voting records and the Proxy Voting Policy.

[The Proxy Voting Policy delegates to the Adviser the obligation to vote the Fund’s proxies in the best interests of the Fund and its shareholders, subject to oversight by the Board.]

[The First Eagle proxy voting policies and procedures expected to apply to the Fund are summarized in Appendix B.]

The Fund’s Proxy Voting Policy provides that the Fund, in accordance with SEC rules, annually will disclose on Form N-PX the Fund’s proxy voting record. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is updated each year by August 31st and is available without charge, upon request, by calling toll free [] or by accessing the SEC’s website at sec.gov.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Adviser is responsible for decisions to buy and sell securities, futures and options on securities, on indices and on futures for the Fund, the selection of brokers, dealers and futures commission merchants to effect those transactions and the negotiations of brokerage commissions, if any. Broker-dealers and futures commission merchants may receive brokerage commissions on Fund portfolio transactions, including options and the purchase and sale of underlying securities or futures positions upon the exercise of options. Orders may be directed to any broker or futures commission merchant to the extent and in the manner permitted by applicable law.

Substantially all brokers through whom the Adviser executes orders provide proprietary research on general economic trends or particular issuers. Selected brokers provide third-party research and brokerage services, that is, services obtained by the broker from a third party that the broker then provides to the Adviser. The Adviser may obtain quotes and other market data information in this manner. Many brokers also invite investment personnel of the Adviser to attend investment conferences sponsored by such brokers.

Brokerage commissions generally are negotiated in the case of U.S. securities transactions, but in the case of foreign securities transactions may be fixed and may be higher than prevailing U.S. rates. Commission rates are established pursuant to negotiations with the executing parties based on the quantity and quality of the execution services.

35

The Adviser may utilize certain electronic communication networks (“ECNs”) in executing transactions for certain types of securities. These ECNs may charge fees for their services, including access fees and transaction fees. The transaction fees, which are similar to commissions or markups/markdowns, will generally be charged to clients and, like commissions and markups/markdowns, would generally be included in the cost of the securities purchased.

In addition, services may be acquired or received either directly from executing broker-dealers, or indirectly through other broker- dealers in step-out transactions or similar arrangements. A “step-out” is an arrangement by which an investment manager executes a trade through one broker-dealer but instructs that entity to step-out all or a portion of the trade to another broker-dealer. This second broker-dealer will clear, settle, and receive commissions for, the stepped-out portion.

Equity securities traded in over-the-counter markets, bonds, including convertible bonds, and loans are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriters, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments and U.S. government agency securities may be purchased directly from the issuer, in which case no commissions or discounts are paid.

In placing orders for portfolio securities or futures, the Adviser seeks to obtain best execution or the most favorable execution under the circumstances and in accordance with appliable law. Within this framework, the Adviser will consider the research and investment services provided by brokers, dealers or futures commission merchants who effect transactions for the Fund or who are parties to portfolio transactions with the Fund, the Adviser or the Adviser’s other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include, but are not limited to, statistical and economic data research reports on particular companies and industries, and meetings with corporate executives (sometimes referred to as “corporate access”).

Brokers, dealers or futures commission merchants furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are generally significantly smaller than the Fund’s, and the services furnished by such brokers, dealers or futures commission merchants may be used by the Adviser in providing investment management for the Fund. Commission rates are based on the quality and quantity of execution services provided by the executing party and reflect generally prevailing rates. In addition, the Adviser is authorized to pay higher commissions on brokerage transactions for the Fund to brokers in order to secure the research and investment services described above (sometimes referred to as “paying up”) in accordance with applicable law. The use of commissions on brokerage transactions paid by the Fund and other investment accounts to pay for research and the investment services described above is sometimes referred to as “soft dollars” and is subject to review by the Board of Trustees from time to time as to the extent and continuation of this practice. When using soft dollars, the Adviser need not solicit competitive bids and does not have an obligation to seek the lowest available commission cost. It is not the Adviser’s practice to negotiate “execution only” commission rates, thus the Fund may be deemed to be paying for research, brokerage or other services provided by the broker that are included in the commission rate.

Section 28(e) of the Securities Exchange Act of 1934, as amended, is a “safe harbor” that permits an investment adviser to use commissions or “soft dollars” to obtain research and brokerage services that provide lawful and appropriate assistance in the investment decision-making process. The use of commissions to obtain such other services would be outside the parameters of Section 28(e). Since Section 28(e) generally relates only to the use of commissions on equity transactions, the use of commissions or other transaction costs paid on transactions in instruments other than equity securities typically would also be outside the parameters of Section 28(e).

The payment for eligible services under Section 28(e) by the Fund through soft dollars using Fund assets benefits the Adviser because the Adviser does not need to produce or pay for such research services, and as a result, the receipt of research in exchange for soft dollars may create a conflict of interest. Research or other services obtained in this manner may be used in servicing any or all of the Fund and other investment accounts, including in connection with accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other investment accounts relative to the Fund based on the amount of brokerage commissions paid by the Fund and such other accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that account. In addition, other investment accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Fund and to such other investment accounts. Certain clients, including the Fund, could bear more of the cost of soft dollar arrangements than other investment accounts. Moreover, the Adviser may be incentivized to select or recommend a broker-dealer based on the Adviser’s interest in receiving research services, among the other factors that the Adviser considers, consistent with best execution.

In some instances, the Adviser may receive a product or service that may be used only partially for functions within Section 28(e) (e.g., an order management system, trade analytical software or proxy services). In such instances, the Adviser will make a good faith

36

effort to determine the relative proportion of the product or service used to assist the Adviser in carrying out its investment decision- making responsibilities and the relative proportion used for administrative or other purposes outside Section 28(e). The proportion of the product or service attributable to assisting the Adviser in carrying out its investment decision-making responsibilities will be paid through brokerage commissions generated by Fund transactions and the proportion attributable to administrative or other purposes outside Section 28(e) will be paid for by the Adviser from its own resources.

Research and brokerage services obtained by the use of commissions arising from the Fund’s portfolio transactions may be used by the Adviser in its other investment activities and thus, the Fund may not necessarily, in any particular instance, be the direct or indirect beneficiary of the research or brokerage services provided.

Independent third-party research is a component of the Fund’s investment selection process and is generally paid for via brokerage commissions that bundle research costs either directly with the trade execution clearing and/or settlement services provided by a particular broker/dealer, or through step-out transactions with other broker-dealers. The Adviser’s receipt of research on this basis benefits it because the Adviser does not need to produce or pay for such research services, and as a result, the receipt of research in exchange for soft dollars creates a conflict of interest. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing and settlement services provided by the broker-dealer and will not be paid by the Adviser.

The Adviser may also receive research that is either paid for directly by the Adviser (sometimes referred to as “hard dollar” arrangements ) or obtained utilizing soft dollars through a commission sharing arrangement (“CSA”). The Adviser has entered into CSAs under which the Adviser may execute transactions through, and obtain research from, a broker-dealer. Under a CSA, the Adviser may request that the broker-dealer allocate a portion of the commissions to another firm that provides research to the Adviser. To the extent that the Adviser continues to engage in CSAs, many of the same conflicts related to traditional soft dollar arrangements exist.

Although the Adviser will make a good faith determination that the amount of commissions paid is reasonable in light of the products or services provided by a broker, commission rates are generally negotiable and thus, selecting brokers on the basis of considerations that are not limited to the applicable commission rates will generally result in higher transaction costs than would otherwise be obtainable. The receipt of such products or services and the determination of the appropriate allocation in the case of “mixed use” products or services create a conflict of interest between the Adviser and the Fund.

In purchasing and selling debt instruments, the Adviser ordinarily places transactions with a broker-dealer acting as principal for the instruments on a net basis, with no brokerage commission being paid directly by the client (although the price may include undisclosed compensation, markups and markdowns) and may involve the designation of selling concessions. Debt instruments also may be purchased from underwriters at prices which include underwriting fees. Any transactions placed through broker-dealers as principals reflect the spread between the bid and ask prices. Funds that invest exclusively or primarily in debt instruments may nonetheless benefit from research and services received through the use of commissions generated by Funds investing in equity securities.

The Fund may, from time to time and to the extent permitted by applicable law, sell or purchase securities to or from companies or persons who are considered to be affiliated with that Fund solely because they are investment advisory clients of the Adviser or an affiliate. Such transactions will be effected for cash consideration, at the current market price of the particular securities, and no brokerage commissions or fees other than customary transfer fees shall be paid in connection with any such transactions. Additionally, all such transactions will be consistent with procedures adopted by the Board of Trustees.

The acquiring Fund has not commenced investment operations and has paid no brokerage commissions. Historical brokerage information for the Predecessor Fund relates to the initial period from September 30, 2025 through October 31, 2025. [Total brokerage commissions and transaction amounts by predecessor and applicable period: [●]. Commissions or options clearing charges paid to an affiliate or related party of the predecessor adviser: [●]. Commissions paid to firms providing research, statistical or other services during the latest applicable period, and the related transaction amounts: [●].]

Affiliated Brokerage

[ ]

Allocation of Brokerage in Connection with Research Services

[ ]

Securities of Regular Broker-Dealers

[ ]

37

The Board periodically reviews the Adviser’s performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Fund.

Portfolio Turnover

The Fund may sell a portfolio investment soon after its acquisition if the Adviser believes that such a disposition is consistent with attaining the investment objective of the Fund. The Fund’s portfolio turnover rates stated in the Prospectus are calculated by dividing the lesser of the Fund’s purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities, at the time of acquisition, were one year or less. Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The turnover rate for the Fund will vary from year-to-year, and, depending on market conditions, could be greater in periods of unusual market movement and volatility. Transaction costs associated with turnover are borne directly by the Fund and, ultimately, by its shareholders. A high rate of portfolio turnover (generally, over 100% annually) generally will involve correspondingly greater transaction costs. High portfolio turnover may result in the realization of substantial net capital gains. To the extent short-term capital gains are realized, distributions attributable to such gains will be ordinary income for federal income tax purposes.

The following information concerns the Predecessor Fund. The acquiring Fund has not commenced investment operations.

Predecessor Fund	Fiscal year or period	Portfolio turnover
First Eagle High Yield Municipal Completion Fund	most recent fiscal period	0.00%

DIVIDENDS, CAPITAL GAINS AND DISTRIBUTIONS

The Fund distributes substantially all of its net investment income and net capital gains, if any, to shareholders within each calendar year as well as on a fiscal year basis to the extent required for the Fund to qualify for favorable federal tax treatment. The Fund ordinarily declares and pays dividends from its net investment income. The Fund declares and pays dividends [●].

The amount of the Fund’s distributions may vary from time to time depending on market conditions, the composition of the Fund’s portfolio and expenses borne by the Fund.

TAXES

The following information supplements and supersedes such discussion in the Fund’s Prospectus titled “Information on Dividends, Distributions and Taxes.” The following is a summary of certain material U.S. federal income tax considerations relating to the Fund’s qualification as a “regulated investment company” (a “RIC”) and the acquisition, ownership and disposition of shares of the Fund. This summary is based upon the Code, regulations promulgated by the U.S. Treasury Department, current administrative interpretations and practices of the Internal Revenue Service (“IRS”) (including administrative interpretations and practices expressed in private letter rulings which are binding on the IRS only with respect to the particular taxpayers who requested and received those rulings) and judicial decisions, all as currently in effect and all of which are subject to differing interpretations or to change, possibly with retroactive effect. This summary does not address any proposals to modify such tax laws. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of the tax considerations described below. No advance ruling has been or will be sought from the IRS regarding any matter discussed in this summary. Except as otherwise discussed below, this summary does not discuss the impact that U.S. state and local taxes and taxes imposed by non-U.S. jurisdictions could have on the matters discussed in this summary. This summary is for general information only, and does not purport to discuss all aspects of U.S. federal income taxation that may be important to a particular shareholder in light of its investment or tax circumstances or to shareholders subject to special tax rules, such as U.S. expatriates; persons who mark-to-market Fund shares; subchapter S corporations; U.S. shareholders whose functional currency is not the U.S. dollar; financial institutions; insurance companies; broker-dealers; RICs; REITs; trusts and estates; persons holding Fund shares as part of a “straddle,” “hedge,” “conversion transaction,” “synthetic security” or other integrated investment; persons subject to the alternative minimum tax; persons holding their Fund shares through a partnership or similar pass-through entity; tax-exempt organizations (except as otherwise discussed below); investors in tax deferred accounts such as a 401(k) plan or an individual retirement account (“IRA”); persons subject to special tax rules as a result of being treated as receiving any “excess inclusion income” from the Fund (except as otherwise discussed below); shareholders subject to special tax accounting rules as a result of their use of “applicable financial statements” (within the meaning of Section 451(b)(3) of the Code; and foreign shareholders (except as otherwise discussed below). Unless otherwise noted, this discussion applies only to U.S. shareholders that hold shares as capital assets, which generally means as property held for investment. A U.S. shareholder is an individual who is a citizen or resident of the United States; a U.S. corporation (including an entity treated as a corporation); a trust if it (i) is subject to the primary supervision of a court in the United States and one or more U.S. persons have the authority to control all substantial decisions of the trust or (ii) has made a valid election to be treated as a U.S. person; or any estate the income of which is subject to U.S. federal income tax regardless of its source. Current and

38

prospective shareholders are urged to consult their own tax advisors with respect to the specific U.S. federal, state, local and non-U.S. tax consequences of investing in the Fund.

The Fund has elected and intends to qualify annually as a RIC under Subchapter M of the Code. In order to qualify as a RIC for a taxable year, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, net income derived from interests in qualified publicly traded partnerships (“qualified PTPs”), gains from the sale or other disposition of stock, securities or foreign currencies, or other income (such as gains from options, futures or forward contracts) derived with respect to the business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. government securities, securities of other RICs and other securities, with such other securities of any one issuer qualifying only if the Fund’s investment is limited to an amount not greater than 5% of the value of the Fund’s assets and not more than 10% of the voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or securities of other RICs) or of two or more issuers which the Fund controls and which are determined, under Treasury regulations, to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more qualified PTPs; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends and interest net of expenses and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its tax-exempt interest income (net of certain costs allocable to such income) for the year.

The Fund may invest in certain assets, such as gold bullion, that do not constitute “securities” for purposes of the RIC qualification tests referred to in the previous paragraph and other assets, including various derivative and structured investment products the status of which as “securities” for such purposes may not be fully settled. Subject to the savings provisions described below, if a sufficient portion of the Fund’s assets were not stock or such securities or if a sufficient portion of the Fund’s gross income were not derived from stock or such securities for any taxable year, the Fund may fail to qualify as a RIC for such taxable year.

If the Fund fails to qualify for taxation as a RIC for any taxable year, the Fund’s income will be taxed at the Fund level at the regular corporate rate and the tax consequences to shareholders would be different from those described in this section (for example, all distributions to shareholders generally would be taxed as ordinary income, even if those distributions are derived from tax-exempt interest or capital gains realized by the Fund). In addition, in order to requalify for taxation as a RIC that is accorded special tax treatment, such Fund may be required to recognize unrealized gains, incur substantial taxes on such unrealized gains, and make certain substantial distributions. The Fund has elected and intends to qualify annually as a RIC under the Code.

If the Fund were otherwise to fail to satisfy the gross income test for a taxable year, it would nevertheless be considered to satisfy such test if its failure to satisfy the gross income test were due to reasonable cause and not willful neglect and if it were to satisfy certain procedural requirements. The Fund would be subject to an excise tax if it were to rely on this savings provision in order to meet the gross income test.

In addition, if the Fund were otherwise to fail to satisfy the asset diversification test, it would nevertheless be considered to satisfy such test if either (a) the failure to satisfy the asset test were de minimis and the Fund were to satisfy the asset test within a prescribed time period or (b) the Fund’s failure to satisfy the asset diversification test were due to reasonable cause and not willful neglect, the Fund were to satisfy the test within a prescribed time period and the Fund were to satisfy certain procedural requirements. The Fund’s failure to satisfy the asset diversification test would be considered de minimis if it were due to the Fund’s ownership of assets the total value of which did not exceed the lesser of $10 million and 1 percent of the total value of the Fund’s assets at the end of the fiscal quarter in which the test was being applied. The Fund would be subject to an excise tax if it were to rely on the savings provision described in (b) of this paragraph in order to meet the asset diversification test.

As a RIC, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it currently distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains, in addition to distributing to its shareholders substantially all of its net tax-exempt interest income, if any.

For purposes of determining the amount of dividends that the Fund has distributed to its shareholders for a taxable year, the Fund may elect to treat certain dividend distributions paid in the following taxable year as having been paid in the earlier taxable year.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a non-deductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to or exceeding the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year,

(2)at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending on October 31 of the calendar year, and (3) 100% of any ordinary income and capital gains for the preceding year that were not distributed during that year. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the

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calendar year in which the distributions are received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

Finally, any foreign currency transactions that are not directly related to the Fund’s investments in securities (possibly including, but not limited to, speculative currency positions or currency derivatives not used for hedging purposes) could, under future administrative guidance issued by the IRS, produce income not among the types of “qualifying income” from which the Fund must derive at least 90 percent of its annual gross income.

Net capital loss carryforwards of the Fund may be applied against any net realized capital gains in each succeeding year, until they have been reduced to zero. In the event that the Fund were to experience an ownership change as defined under the Code, the loss carryforwards and other favorable tax attributes of the Fund, if any, may be subject to limitation.

Each of the Global Fund, Overseas Fund, U.S. Fund, Global Income Builder Fund, Gold Fund and Real Assets Fund invests in certain precious metals and related contracts through a wholly-owned subsidiary (each, a “Cayman Subsidiary”). These Cayman Subsidiaries are First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Cayman Fund, Ltd., First Eagle Global Income Builder Cayman Fund, Ltd., First Eagle Gold Cayman Fund, Ltd. and First Eagle Global Real Assets Cayman Fund, Ltd. Each of the Global Fund, Overseas Fund, U.S. Fund, Global Income Builder Fund, Gold Fund and Real Assets Fund is a “United States shareholder” with respect to such subsidiary, and the subsidiary is a “controlled foreign corporation” under the Code. As such, each of the Global Fund, Overseas Fund, U.S. Fund, Global Income Builder Fund, Gold Fund and Real Assets Fund is required to include in gross income for U.S. federal income tax purposes all of the applicable Cayman Subsidiary’s “subpart F income,” including net gains from commodities, such as gold bullion, whether or not such income is distributed by the applicable Cayman Subsidiary. If a net loss is realized by a Cayman Subsidiary, such loss is not generally available to offset income earned by the applicable Fund.

As noted above, to qualify as a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain specified sources. Income from direct investments in commodities and certain related instruments generally do not constitute qualifying income for purposes of such annual 90% gross income test. The IRS has issued a number of private letter rulings to RICs concluding that “subpart F income” from an investment in a wholly-owned foreign subsidiary that invests in commodities and related commodity-linked derivatives constitutes qualifying income, but each of these private letter rulings applies only to the taxpayer that received it and may not be used or cited as precedent. Certain First Eagle funds have obtained a similar ruling from the IRS. However, the IRS has since suspended the issuance of such rulings and has been reviewing its policy in this area, preventing any Fund from requesting and receiving a similar ruling. It is possible that, as a consequence of its review of this area, the IRS will reverse its prior position and publish guidance under which it will take the position that “subpart F income” from a Cayman Subsidiary is not qualifying income for purposes of the annual 90% gross income test. In such a case, Global Fund, Overseas Fund, U.S. Fund, Global Income Builder Fund, Gold Fund or Real Assets Fund could fail to qualify as a RIC, could be limited in its ability to implement its current investment strategies and may need to significantly change its investment strategies, which could adversely affect the applicable Fund. The Fund also may incur transaction and other costs to comply with any new or additional guidance from the IRS.

Different tax treatment is accorded to investors in tax deferred accounts such as a 401(k) plan or an IRA, including a penalty on pre- retirement distributions that are not properly rolled over to other IRAs. Investors in tax deferred accounts should consult their tax advisers for more information.

Dividends paid out of the Fund’s investment company taxable income generally will be taxable to a U.S. shareholder as ordinary income. Provided that certain holding period requirements are met at the Fund and shareholder levels, certain dividends received by non- corporate shareholders (including individuals) from the Fund may be eligible for the reduced tax rates applicable in the case of long- term capital gains to the extent that the Fund receives “qualified dividend income” and reports a portion of its dividends as such in a written statement to shareholders. Substitute payments received by the Fund representing dividends paid on securities loaned out by the Fund will not be considered qualified dividend income, and distributions by the Fund on such substitute payments will not be eligible to be treated as dividends dividends. Provided that certain holding period requirements are met at the Fund and shareholder levels, certain dividends received by corporate shareholders from the Fund may be eligible for the corporate dividends-received deduction to the extent the Fund receives dividends paid by U.S. corporations and reports a portion of its dividends as such in a written statement to shareholders. Substitute payments received by the Fund representing dividends paid on securities loaned out by the Fund will not be treated as dividends eligible for the dividends received deduction.

Any dividends paid by the Fund that are attributable to distributions from REITs will not qualify for the corporate dividends-received deduction. Furthermore, dividends attributable to distributions from REITs will generally not qualify for the reduced tax rates applicable to certain Fund dividends paid to non-corporate shareholders (including individuals). However, dividends attributable to distributions from REITs (other than capital gain dividends, as defined in section 857(b)(3) of the Code, and qualified dividend income) may be treated by non-corporate shareholders as “qualified REIT dividends” and such shareholders generally may deduct 20% of the amount of qualified REIT dividends they receive from their taxable income under section 199A of the Code, if such shareholders meet the holding period requirements for their Fund shares, described in the next sentence, and the Fund satisfies similar holding period

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requirements for the REIT shares. The shareholder holding period requirements are met if the Fund shares are held by the shareholder for more than 45 days (taking into account the principles of section 246(c)(3) and (4) of the Code) during the 91-day period beginning on the date which is 45 days before the date on which such shares become ex-dividend with respect to such dividend, but only if and to the extent the shareholder is not under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Substitute payments received by the Fund representing qualified REIT dividends paid on REIT securities loaned out by the Fund will not be considered qualified REIT dividends, and distributions by the Fund of such substitute payments will not be eligible for the 20% deduction currently available for ordinary REIT dividends paid to non-corporate shareholders.

Certain types of income received by the Fund from its investment in mortgage REITs may cause the Fund to report some of its distributions as “excess inclusion income.” To Fund shareholders, such excess inclusion income would: (i) constitute taxable income, as “unrelated business taxable income”, for those shareholders who would otherwise be exempt from U.S. federal income tax, such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (ii) not be offset by current, carryforward or carryback net operating losses; (iii) not be eligible for reduced U.S. withholding for non-U.S. shareholders that otherwise would be eligible for reduced treaty rates or exemptions from U.S. withholding; and (iv) cause the Fund to be subject to tax if “disqualified organizations,” as defined by the Code, own shareholders in the Fund, in which case, the Fund may reduce distributions that would otherwise be made to such disqualified organizations by the amount of the tax so imposed. The Fund tries to avoid investing in mortgage REITs that are expected to generate excess inclusion income, but the Fund may not always be successful in doing so. Because information about a mortgage REIT’s investments may be inadequate or inaccurate, or because a mortgage REIT may change its investment program, the Fund may not be successful in avoiding the consequences described above. Avoidance of investments in mortgage REITs that generate excess inclusion income may require the Fund to forego otherwise attractive investment opportunities.

Distributions of net capital gains derived from sales of portfolio securities by the Fund, if any, and reported as capital gains distributions, are generally taxable to non-corporate shareholders at long-term capital gain rates, regardless of whether the shareholder has held the Fund’s shares for more than one year, and are not eligible for the dividends-received deduction for corporate shareholders. Distributions of gains realized on collectibles, such as gains on gold and silver bullion, held for one year or less, are taxable to a U.S. shareholder as short-term gains. Distributions of gains realized on collectibles held for greater than one year, to the extent properly reported as such by the applicable Fund, are taxable to non-corporate shareholders at a maximum 28% tax rate. Distributions in excess of the Fund’s earnings and profits will first reduce the adjusted tax basis of a shareholder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such shareholder (assuming the Fund shares are held as a capital asset). Shareholders will be notified annually as to the U.S. federal income tax status of distributions. After the close of each calendar year, the Fund will designate the portion of its distributions paid to shareholders constituting ordinary dividends, qualified dividend income, capital gain dividends, dividends eligible for the corporate dividends-received deduction, exempt-interest dividends, and returns of capital. Depending on the nature of the dividends, dividends are taxable to shareholders even if they are reinvested in additional shares of the Fund, and shareholders receiving such distributions will have a cost basis in each such share equal to the net asset value of a share of the Fund on the reinvestment date and will receive a report as to the net asset value of those shares.

As described above, the Fund may invest in MLPs. An MLP treated as a partnership for U.S. federal income tax purposes does not pay U.S. federal income tax at the partnership level, subject to the application of certain partnership audit rules. Rather, the Fund is required to take into account the Fund’s allocable share of the income, gains, losses, deductions, expenses and tax credits recognized by such MLP regardless of whether the MLP distributes cash to the Fund. Because the Fund may recognize income from an MLP in excess of the cash distributions received from the MLP, the Fund may be required to sell other securities or may have to use leverage in order to satisfy the distribution requirements to qualify as a RIC and to avoid U.S. federal income and excise taxes. Distributions to the Fund from an MLP that is treated as a partnership for U.S. federal income tax purposes are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest.

An MLP could be treated as a corporation for U.S. federal income tax purposes, generally based on the kinds of income generated by the MLP, in which case the MLP would be required to pay U.S. federal (and applicable state and local) income tax on its net income at the regular corporate rate. Taxation as a corporation of an MLP in which the Fund invests would result in a reduction of the value of the Fund’s investment in the MLP and, consequently, your investment in the Fund.

As noted above, to qualify as a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain specified sources. If an MLP treated as a partnership for U.S. federal income tax purposes is not a qualified PTP, the income of the MLP would be treated as qualifying income for purposes of the annual 90% gross income test only to the extent such income is attributable to items of income of the MLP that would be qualifying income if realized directly by the Fund. If an MLP treated as a partnership for U.S. federal income tax purposes is a qualified PTP, all of the net income derived from such qualified PTP would be qualifying income for purposes of the annual 90% gross income test. To qualify as a RIC, the Fund must also satisfy certain quarterly asset diversification tests. If an MLP treated as a partnership for U.S. federal income tax purposes is not a qualified PTP, in general, the Fund would look through to the underlying assets of the MLP for purposes of applying the quarterly asset diversification tests. If an MLP treated as a

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partnership for U.S. federal income tax purposes is treated as a qualified PTP, however, the quarterly asset diversification tests would be applied by treating such qualified PTP as the issuer of securities of such qualified PTP and there would be no look through to the underlying assets of such partnership. Additionally, under the quarterly asset diversification tests, no more than 25% of the value of the Fund’s assets may be invested in securities of one or more qualified PTPs at the end of each calendar quarter. MLPs in which the Fund invests generally are not obligated to disclose the contents of their portfolios on a regular basis. This lack of transparency may make it difficult to monitor the sources of the Fund’s income and the diversification of its assets to ensure that the Fund satisfies the annual 90% gross income test and the quarterly asset diversification tests.

Investments in MLPs treated as partnerships for U.S. federal income tax purposes may result in shareholders of the Fund being required to either request extensions to file their tax returns or file amended returns. Where the Fund invests in MLPs treated as partnerships for U.S. federal income tax purposes, the Fund will typically not receive its Schedule K-1 tax statements from the MLPs until after the date on which the Fund is required to mail Forms 1099 to its shareholders. Therefore, the Fund may need to send its shareholders corrected Forms 1099 after it receives Schedules K-1 from such MLPs, and this may require shareholders to file amended personal tax returns. Additionally, if the Fund invests in MLPs that are treated as partnerships for U.S. federal income tax purposes, it may be difficult to estimate the income from the MLPs prior to the Fund’s receipt of Schedules K-1 from the MLPs, for purposes of determining the amount the Fund is required to timely distribute each year to preserve its status as a RIC and to avoid becoming subject to federal income or excise tax.

Non-corporate shareholders who are direct holders of PTPs generally are eligible for a deduction of up to 20% of “qualified publicly traded partnership income.” The Fund will not be able to claim such a deduction in respect of income allocated to it by any MLPs or other PTPs in which it invests, and absent any additional guidance, the law does not allow the Fund to pass through to its non-corporate shareholders the special character of this income and to claim a deduction in respect of Fund dividends attributable to such income.

Certain investments by the Fund may affect the timing, character and amount of income and gain the Fund recognizes. Additionally, certain investments by the Fund may increase or accelerate the Fund’s recognition of income, including the recognition of taxable income in excess of the cash generated by such investments. Such income must be included in determining the amount of income which the Fund must distribute to maintain its status as a RIC and to avoid the imposition of U.S. federal income tax and the 4% excise tax. In such case, the Fund could be required to dispose of securities which it might otherwise have continued to hold or borrow to generate cash to satisfy its distribution requirements.

The Fund that invests in debt instruments that are at risk of or are in default may become subject to special tax issues regarding when the Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent it may take deductions for bad debts or worthless securities, how payments received on defaulted instruments should be allocated between principal and interest, and whether exchanges or modifications of debt instruments are taxable. These and other issues related to at-risk debt instruments also may affect the amount of income that the Fund is required to distribute to preserve its status as a RIC and to avoid becoming subject to federal income or excise tax.

The Fund’s gains and losses on the sale, lapse, or termination of options that it holds will generally have the same character as gains and losses from the sale of the security to which the option relates. If options written by the Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. The Fund also may have short-term capital gains and losses associated with closing transactions with respect to options written by the Fund. If call options written by the Fund are exercised, the selling price of the security to which the option relates is increased by the amount of the premium received by the Fund, and the character of the capital gain or loss on the sale of such security as long-term or short-term depends on the security’s holding period. Upon the exercise of a put held by the Fund, the premium initially paid for the put is offset against the amount received for the security sold pursuant to the put thereby decreasing any gain (or increasing any loss) realized on the sale. Generally, such gain or loss is capital gain or loss, the character of which as long-term or short-term depends on the holding period of the security. However, the purchase of a put option may be subject to the short sale rules or straddle rules for U.S. federal income tax purposes.

In general, gain or loss on a short sale is recognized when the Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the Fund’s hands. Except with respect to certain situations where the property used by the Fund to close a short sale has a long-term holding period on the date of the short sale, special rules would generally treat the gains on short sales as short-term capital gains. These rules also may terminate the running of the holding period of “substantially identical property” held by the Fund.

Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by the Fund for more than one year. Certain regulated futures, nonequity options, and foreign currency contracts in which the Fund may invest are “section 1256 contracts.” Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by the Fund at the end of each taxable year (and,

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generally, for purposes of the 4% excise tax, on October 31 of each year) are “marked-to-market” (that is, treated as sold at fair market value), resulting in unrealized gains or losses being treated as though they were realized.

Generally, the hedging transactions undertaken by the Fund (including, for example, the ownership of stocks and the sale of options) may result in “straddles” for U.S. federal income tax purposes. The straddle rules may cause certain gains to be treated as short-term rather than long-term and may cause certain losses to be treated as long-term rather than short-term. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized and certain interest expenses may be required to be capitalized. In addition, dividends, if any, on the stocks held as part of a straddle would not qualify for the lower rate generally applicable to “qualified dividend income.” The tax consequences to the Fund of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gains realized by the Fund which is taxed as ordinary income when distributed to shareholders. To the extent that the call options that the Fund writes on its portfolio securities are “qualified covered call options,” the holding of the call options and the underlying securities will generally not be treated as a “straddle” subject to the straddle rules except in the case of certain positions which are closed by the Fund in part at a loss in one year where gain is subsequently recognized by the Fund in a later year. In general, a “qualified covered call option” is an option that is written (sold) with respect to stock that is held or acquired by a taxpayer in connection with writing the option and that meets certain requirements, including that the option is exchange- traded or, if over-the-counter, meets certain IRS requirements, is granted more than 30 days prior to expiration, is not “deep-in-the- money” (within the meaning of section 1092 of the Code), is not granted by an options dealer (within the meaning of section 1256(g)(8) of the Code) in connection with the options dealer’s activity of dealing in options, and gain or loss with respect to such option is not ordinary income or loss. If the Fund owns stock and writes a qualified covered call option that is in-the-money (but not “deep-in-the- money”), certain losses may be treated as long-term rather than short-term and the holding period of the stock will not include any period during which the Fund is the grantor of the option thereby impacting the amount of income that can qualify for the lower rate applicable to “qualified dividend income.” The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of such elections, the amount, character and/or timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders in order for the Fund to satisfy the distribution requirements to qualify as a RIC and to avoid U.S. federal income and excise taxes, and which will be taxed to them as ordinary income or long-term capital gains, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

Notwithstanding any of the foregoing, the Fund may recognize gain from a constructive sale of certain “appreciated financial positions” generally if the Fund enters into a short sale or offsetting notional principal contract with respect to, or a futures or a forward contract to deliver, the same or substantially identical property or, in the case of an appreciated financial position that is a short sale, an offsetting notional principal contract or a futures or forward contract, if the Fund acquires the same or substantially identical property as the underlying property for the position. Appreciated financial positions subject to this constructive sale treatment are interests (including options, forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions that are closed before the end of the 30th day after the end of the taxable year in which the transaction was entered into if the taxpayer holds the appreciated financial position throughout the 60 day period beginning on the date the transaction is closed and at no time during this 60 day period is the taxpayer’s risk of loss with respect to the appreciated financial position reduced by certain circumstances.

If the Fund has long-term capital gain from a “constructive ownership transaction” with respect to any financial asset, the amount of such gain which may be treated as long-term capital gain by the Fund is limited to the amount of such gain which the Fund would have recognized if it had been holding such financial asset directly, rather than through a constructive ownership transaction, with any gain in excess of this amount being treated as ordinary income. In addition, any such gain recharacterized as ordinary income is treated as having been realized ratably over the duration of such constructive ownership transaction grossed up by an interest charge when reported in the year recognized. A constructive ownership transaction includes holding a long position under a notional principal contract with respect to, or entering into a forward or futures contract to acquire certain financial assets, or both holding a call option and granting a put option with respect to certain financial assets where such options have substantially equal strike prices and substantially contemporaneous maturity dates.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency or determined with reference to one or more foreign currencies and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in a foreign currency or determined with reference to one or more foreign currencies gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition thereof also are treated as ordinary income or loss. Generally gains or losses with respect to forward contracts, futures

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contracts, options or similar financial instruments (other than section 1256 contracts) which are denominated in a foreign currency or determined by reference to the value of one or more foreign currencies are treated as ordinary gains or losses, as the case may be. These gains or losses, referred to under the Code as “section 988” gains or losses, may increase or decrease the amount of the Fund’s investment company taxable income to be distributed to its shareholders as ordinary income. However, in certain circumstances, it may be possible to make an election to treat such gains or losses as capital gains or losses or as subject to the rules applicable to section 1256 contracts, rather than subject to section 988 treatment. Furthermore, if section 988 losses exceed other investment company taxable income generated by the Fund during a taxable year, the Fund’s distributions for the taxable year (including distributions made before such section 988 losses were recouped) would be treated as a return of capital to the Fund’s shareholders (rather than as dividends), thereby reducing the basis of each shareholder’s Fund shares and potentially resulting in a capital gain for any shareholder receiving a distribution greater than such shareholder’s adjusted tax basis in Fund shares (assuming such shares are held as a capital asset).

The Fund may be subject to foreign withholding taxes on income and gains derived from its investments outside the United States. Such taxes would reduce the yield on the Fund’s investments. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of the Fund’s total assets at the close of any taxable year consists of stocks or securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign source income or foreign withholding taxes paid by the Fund that can be treated as income taxes under U.S. federal income tax principles, as respectively earned and paid by its shareholders. For any year that the Fund makes such an election, each of its shareholders will be required to include in computing its income its allocable share of such taxes paid by the Fund, and will be entitled, subject to certain limitations, to credit its share of such taxes against its U.S. federal income tax due, if any, or to deduct it (as an itemized deduction, in the case of individual shareholders) from its U.S. federal gross income, if any.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the amount of a shareholder’s U.S. federal income tax liability attributable to its foreign source taxable income. With respect to the Global Fund, the Overseas Fund and the Gold Fund, if such Fund is eligible to make the pass-through election described above and such election is in fact made, the source of the electing Fund’s income flows through to its shareholders. Certain gains from the sale of securities and certain foreign currency gains will not be treated as foreign source taxable income. In addition, this foreign tax credit limitation must be applied separately to certain categories of foreign source income; dividends from the Fund will be treated as either “passive category” or “general category” income for this purpose. As a consequence, some shareholders may not be able to claim a foreign tax credit for the full amount of their proportionate share of foreign taxes paid by the Fund. The foreign tax credit limitation rules do not apply to certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than “qualified passive income.” The foreign tax credit is disallowed with respect to foreign taxes withheld on dividends if the dividend paying shares are held by the Fund for less than 16 days (46 days in the case of preferred shares) during the 31-day period (91-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend. If the Fund is not eligible to make the pass-through election described above or such an election is not made, the foreign taxes it pays will reduce its income, if any, and distributions by the Fund will be treated as U.S. source income. Each shareholder will be furnished with a written statement as to whether, pursuant to the election described above, the creditable foreign taxes paid by the Fund will be treated as paid by its shareholders for that year and, if so, such statement will designate

(i)such shareholder’s portion of the creditable foreign taxes paid to foreign countries and (ii) the portion of the Fund’s dividends and distributions that represents income derived from sources within such foreign countries. Shareholders of an eligible Fund would be required to include their proportionate share of foreign taxes paid by the Fund in their U.S. income tax returns as gross income, treat such proportionate share as taxes paid by them, and either deduct such proportionate share of taxes in computing their taxable incomes or, alternatively, claim such amounts as foreign tax credits against their U.S. income taxes. An election to deduct foreign taxes instead of claiming foreign tax credits applies to all foreign taxes paid or accrued in the relevant taxable year. No deduction for foreign taxes may be claimed by noncorporate shareholders who do not itemize deductions. A U.S. nonresident individual or non-U.S. corporation may be subject to U.S. withholding taxes on the gross income resulting from an eligible Fund’s election described above, but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder.

Investments by the Fund in stock of certain foreign corporations which generate mostly passive income, or at least half of the assets of which generate such income (referred to as “passive foreign investment companies” or “PFICs”), are subject to special tax rules designed to prevent deferral of U.S. taxation of the Fund’s share of the PFIC’s earnings. In the absence of certain elections to report these earnings on a current basis, the Fund would be required to report certain “excess distributions” from, and any gain from the disposition of stock of, the PFIC as ordinary income. Such ordinary income would be allocated ratably to the Fund’s holding period for the stock. Any amounts allocated to prior taxable years would be taxable to the Fund at the highest rate of tax on ordinary income applicable in that year, increased by an interest charge at the rate prescribed for underpayments of tax, and the Fund would not be able to avoid such tax and interest charge by distributing the “excess distributions” and gain to the Fund’s shareholders. Amounts allocated to the year of the distribution or disposition would be included in the Fund’s net investment income for that year and, to the extent distributed as a dividend to the Fund’s shareholders, would not be taxable to the Fund.

The Fund may elect to mark to market its PFIC stock, resulting in the stock being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain and any gain from an actual disposition of the stock would be reported as ordinary income;

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any resulting loss and any loss from an actual disposition of the stock would be reported as ordinary loss to the extent of any net gains reported as ordinary income in prior years. Alternatively, the Fund may be able to make an election, known as a qualified electing fund (“QEF”) election, in lieu of being taxable in the manner described above, in which case the Fund will include annually in income its pro rata share of the ordinary earnings and net capital gain of the PFIC, regardless of whether it actually received any distributions from the PFIC. These amounts would be included in the Fund’s investment company taxable income and net capital gain which, to the extent distributed by the Fund as ordinary or capital gain dividends, as the case may be, would not be taxable to the Fund (but would be taxable to shareholders). In order to make a QEF election, the Fund would be required to obtain certain information from PFICs in which it invests, which in many cases may be difficult to obtain.

Upon the sale or other disposition of shares of the Fund, a shareholder may realize a capital gain or loss which may be eligible for reduced U.S. federal income tax rates, generally depending upon the shareholder’s holding period for the shares. Such gain or loss generally, subject to exceptions described below, will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. A redemption of shares by the Fund generally will be treated as a sale or exchange for these purposes. Any loss recognized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds a share for six months or less, any loss on a sale or exchange will be disallowed to the extent of the exempt- interest dividends the shareholder received, except in the case of a regular dividend paid by the Fund if the Fund declares exempt-interest dividends on a daily basis in an amount equal to at least 90% of its net tax-exempt interest and distributes such dividends on a monthly or more frequent basis. To the extent, if any, a loss is not disallowed, it generally will be treated as a long-term capital loss to the extent of any distributions received by the shareholder with respect to such shares that are treated as long-term capital gains. No gain or loss will be recognized by the Fund shareholder on the conversion or exchange of a class of shares in the Fund to a different class of shares in the same Fund. A shareholder’s tax basis in the class of Fund shares acquired will be the same as such shareholder’s basis in the class of Fund shares converted, and the holding period in the class of Fund shares acquired will include the holding period for the converted Fund shares.

Under certain circumstances, the sales charge incurred in acquiring shares of the Fund may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies if shares of the Fund are exchanged within 90 days after the date they were purchased and the new shares are acquired without a sales charge or at a reduced sales charge prior to January 31 of the calendar year following the date of disposition of the original shares. In that case, the gain or loss recognized on the exchange will generally be determined by excluding from the tax basis of the shares exchanged the sales charge that was imposed on the acquisition of those shares to the extent of such reduction to the sales charge upon the exchange. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred the initial sales charge. The portion of the initial sales charge that is excluded from the basis of the exchanged shares is instead treated as an amount paid for the new shares.

Certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Fund and net gains from the disposition of shares of the Fund. Exempt-interest dividends from the Fund are generally not included in net investment income for purposes of this tax. U.S. shareholders are urged to consult their own tax advisers regarding the implications of the additional Medicare tax resulting from an investment in the Fund.

The Fund may be required to withhold U.S. federal income tax currently at the rate of 24% from all distributions and gross sale proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or otherwise fail to comply with the applicable requirements of the backup withholding rules. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be allowed as a refund or a credit against the shareholder’s U.S. federal income tax liability, provided that the required information is timely furnished to the IRS.

If the Fund invests in underlying RICs, distributions of short-term capital gains by such underlying RICs would be recognized as ordinary income by the Fund and would not be able to be offset by the Fund’s capital losses or capital loss carryforwards (if any). Losses of an underlying RIC would not offset any income or gain of the Fund. Losses realized by the Fund on the sale of shares of underlying RICs may be indefinitely or permanently deferred under the wash sale rules. Each of these effects is caused by the Fund’s investment in the underlying RICs and may result in tax distributions to Fund shareholders being of higher magnitudes.

Taxation of a shareholder who, as to the United States, is a nonresident alien individual or foreign corporation (“foreign shareholder”), depends on whether the income from the Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends paid by the Fund to the foreign shareholder generally will be subject to a 30% U.S. withholding tax under existing provisions of the Code unless a reduced rate of withholding is provided under an applicable tax treaty and the foreign shareholder provides the Fund in a timely manner with a properly completed and valid IRS Form W-8BEN or IRS Form W-8BEN-E (or successor form) claiming an

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exemption from, or a reduced rate of, U.S. withholding tax under the tax treaty. However, subject to certain limitations “interest-related dividends” and “short-term capital gain dividends” paid by the Fund to a foreign shareholder and properly reported as such are eligible for an exemption from U.S. withholding tax. Interest-related dividends generally are dividends derived from certain interest income earned by the Fund that would not be subject to U.S. withholding tax if earned by a foreign shareholder directly. Short-term capital gain dividends generally are dividends derived from the excess of the Fund’s net short-term capital gains over net long-term capital losses. The Fund does not intend to report interest-related or short-term capital gain dividends. Except as described below, a foreign shareholder would generally be exempt from U.S. federal income tax, including withholding tax, on gains realized on the sale of shares of the Fund or “capital gain dividends” paid by the Fund unless the foreign shareholder is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year. In order to qualify for this exemption from withholding, a foreign shareholder generally will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, IRS FormW-8BEN-E or substitute Form). Foreign shareholders are urged to consult their own tax advisers concerning the applicability of U.S. withholding tax.

If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then any dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations, and, if the foreign shareholder is a corporation, the shareholder may be subject to an additional “branch profits tax” imposed at the rate of 30% (or lower applicable treaty rate). In the case of foreign noncorporate shareholders, the Fund may be required to withhold backup withholding taxes at the applicable rate on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

Under legislation known as “FATCA” (the Foreign Account Tax Compliance Act), and applicable “intergovernmental agreements” entered into thereunder, distributions paid by the Fund to “foreign financial institutions” and certain other foreign entities will be subject to U.S. withholding tax at a rate of 30% unless various certification, information reporting, due diligence and other applicable requirements (different from, and in addition to, those described above) are satisfied. In general, no such withholding will occur with respect to a U.S. person or non-U.S. individual that timely provides the Fund with a valid IRS Form W-9 or applicable W-8, respectively. Payments that are taken into account as effectively connected income are not subject to these withholding rules. Foreign shareholders should consult their own tax advisers regarding FATCA and the application of these requirements to their investments in the Fund.

Special rules may apply to foreign shareholders receiving the Fund distribution if at least 50% of the Fund’s assets consist of United States real property interests (as defined in Section 897(c)(1) of the Code), including certain REITs and other United States real property holding corporations (as defined in Section 897(c)(2) of the Code), at any time during the five-year period ending on the date of the distribution. Fund distributions that are attributable to gain from the disposition of a United States real property interest will be taxable as ordinary dividends and subject to withholding at a 30% or lower treaty rate if the foreign shareholder held no more than 5% of the Fund’s shares at all times during the one-year period ending on the date of the distribution. If the foreign shareholder held at least 5% of the Fund’s shares at any time during the one-year testing period, the distribution would be treated as income effectively connected with a trade or business within the U.S. and the foreign shareholder would be subject to withholding tax at a rate of 21% and would generally be required to file a U.S. federal income tax return. The distribution also may be subject to a 30% branch profits tax if the foreign shareholder is a corporation. Similar consequences would generally apply to a foreign shareholder’s gain on the sale of Fund shares unless the Fund is domestically controlled (meaning that more than 50% of the value of the Fund’s shares is held by U.S. shareholders at all times during the five-year testing period ending on the date of the sale) or the foreign shareholder owns no more than 5% of the Fund’s shares at all times during the five-year testing period ending on the date of the sale. A foreign shareholder may also be subject to certain “wash sale” rules to prevent the avoidance of the tax filing and payment obligations discussed above through the sale and repurchase of Fund shares. Foreign shareholders are urged to consult their own tax advisors concerning the particular tax consequences to them of an investment in the Fund.

Since, at the time of an investor’s purchase of the Fund’s shares, a portion of the per share net asset value by which the purchase price is determined may be represented by realized or unrealized appreciation in the Fund’s portfolio or undistributed income of the Fund, subsequent distributions (or a portion thereof) on such shares may economically represent a return of capital. However, such a subsequent distribution may be taxable to such investor even if the net asset value of the investor’s shares is, as a result of the distributions, reduced below the investor’s cost for such shares. Prior to purchasing shares of the Fund, an investor should carefully consider such tax liability which may be incurred by reason of any subsequent distributions of net investment income and capital gains.

Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions and redemptions of Fund shares. Also, the tax consequences to a shareholder of an investment in the Fund may be different from those described above. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

The Fund intends to qualify to pay “exempt-interest dividends” as defined in Section 852(b)(5) of the Code. Under such section if, at the close of each quarter of the Fund’s taxable year, at least 50% of the value of the Fund’s total assets consists of obligations exempt from U.S. federal income tax (“tax-exempt obligations”) under Section 103(a) of the Code (relating generally to obligations of a state or local governmental unit), the Fund will be qualified to pay exempt-interest dividends to its shareholders. Exempt-interest dividends

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are dividends or any part thereof paid by the Fund that are attributable to interest on tax-exempt obligations (reduced by certain expenses and other amounts relating to such tax-exempt income) and reported by the Fund as exempt-interest dividends.

Exempt-interest dividends will be excludable from a shareholder’s gross income for U.S. federal income tax purposes. However, as described below, all or a portion of the exempt-interest dividends may be taken into account in determining the alternative minimum tax on shareholders who are individuals, and may be subject to state and local taxes. Exempt-interest dividends are included in determining the portion, if any, of an individual’s social security and railroad retirement benefits subject to U.S. federal income taxes. Additionally, a shareholder may not deduct interest on indebtedness incurred or continue to purchase or carry shares of stock in a RIC, such as the Fund, to the extent that the RIC distributes exempt-interest dividends to the shareholder during the taxable year of the shareholder.

The Fund may realize and distribute taxable ordinary income or capital gains from time to time because of the Fund’s investment activities, including its investments in tax-exempt obligations. The Fund’s distribution of these amounts are generally taxable to shareholders whether received in cash or reinvested in additional shares. Dividends paid out of the Fund’s investment company taxable income generally will be taxable to a shareholder as ordinary income. For example, although “market discount” is, as an economic matter, a substitute for additional interest, the amount of any market discount on a tax-exempt obligation is not treated as tax-exempt interest because such discount is not paid by the issuer of the obligation. As a result, all or a portion of the Fund’s gains from the sale, retirement or other disposition of tax-exempt obligations purchased at a market discount will be treated as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its redemption value or adjusted issue price if issued with original issue discount. Alternatively, the Fund may elect to accrue market discount as ordinary income during the period in which the Fund holds the bond. These market discount rules may increase the amount of taxable ordinary income dividends received by shareholders. Additionally, if the Fund sells or otherwise disposes of a tax-exempt obligation, any gain or loss is generally treated as a capital gain or loss (except to the extent the market discount rules result in ordinary income), which may be distributed by the Fund in the form of taxable ordinary income dividends or capital gain dividends.

After the close of each fiscal year, the Fund will designate the portion of its distributions paid to shareholders constituting exempt- interest dividends, ordinary income dividends, qualified dividend income, capital gain dividends, dividends eligible for the corporate dividends-received deduction, and returns of capital.

The Code subjects interest received on certain otherwise tax-exempt securities to the federal alternative minimum tax. The alternative minimum tax applies to interest received on certain private activity bonds (“PABs”) issued after August 7, 1986. PABs are bonds that, although tax-exempt, are used for purposes other than those generally performed by governmental units and that benefit non- governmental entities (e.g., bonds used for industrial development or housing purposes). Income received on such bonds is classified as an item of “tax preference,” which could subject certain investors in such bonds, including shareholders of the Fund, to a federal alternative minimum tax. After the close of each year, the Fund will report the portion of its distributions paid to shareholders during the previous year that constitute an item of tax preference for alternative minimum tax purposes.

The Fund may lend its portfolio securities to brokers, dealers and financial institutions. Payments in lieu of interest made by the borrower to the Fund will not constitute “exempt interest” excluded from taxable income, even if the actual interest would have constituted qualified exempt interest had the Fund held the securities. Such payments in lieu of interest are taxable as ordinary income and such amounts cannot be distributed by the Fund to its shareholders in the form of exempt-interest dividends.

The Fund generally will only purchase a tax-exempt obligation if it is accompanied by an opinion of issuer’s bond counsel or, in the case of derivative securities, sponsor’s counsel, that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued, and neither the Fund nor the Adviser will independently review the bases for those tax opinions. However, tax opinions are not binding on the IRS, and if any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liability for the current or past years and shareholders may have to file amended tax returns and pay additional taxes, interest and penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

The U.S. federal income tax consequences to (i) a shareholders of the sale or other disposition of shares of the Fund and (ii) to a foreign shareholder of the ownership and the sale or other disposition of shares of the Fund, in each case, are generally the same as the tax consequences applicable to other Fund described above.

Information on European Union Tax Reclaims

Certain Funds have filed claims pursuant to Article 63 of the Treaty on the Functioning of the European Union (Article 63 EU Tax Reclaims) to recover foreign withholding taxes on dividend and interest income received from issuers in certain countries and capital gains on the disposition of stocks or securities where such withholding tax reclaim is possible. Whether or when the Funds will receive a withholding tax refund is within the control of the tax authorities in such countries and European courts. Certain Funds elected to treat

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foreign source income or foreign withholding taxes paid by the Fund as income taxes earned and paid by the shareholder, which potentially reduced the shareholders U.S. federal income taxes, and may result in an offsetting tax liability to the Fund if the Article 63 EU Tax Reclaims are received. Any additional amounts to which the Funds may be entitled, if and when recorded, likely would result in an increase in the net asset value per share of the applicable Fund at that time, net of any tax liability of the relevant Fund as a result of the Article 63 EU Tax Reclaims amount. Article 63 EU Tax Reclaims amounts received by the Fund will be treated as income and may increase distributions to shareholders..

ADDITIONAL INFORMATION

Fund Shares

There is currently only one class of shares of beneficial interests of the High Yield Municipal Completion Fund. All shares issued and outstanding are redeemable at net asset value at the option of shareholders. When shares are held in a dealer’s “street name”, they generally are redeemable only through the dealer account in which they are held. Shares have no preemptive rights. Not all financial intermediaries will be authorized to sell and hold all classes of shares.

The Board of Trustees is authorized to reclassify and issue any shares of the Trust without shareholder approval. Accordingly, in the future, the Trustees may create additional series or classes of shares with different investment objectives, policies or restrictions. Any issuance of shares of another series or class would be governed by the Investment Company Act and Delaware law. Each share of the Fund is entitled to one vote for each dollar of net asset value and a proportionate fraction of a vote for each fraction of a dollar of net asset value. Generally, shares of the Fund vote together on any matter submitted to shareholders, except when otherwise required by the Investment Company Act or when a matter does not affect any interest of a particular class, in which case only shareholders of such other class or classes whose interests may be affected shall be entitled to vote. Shareholders shall not be entitled to cumulative voting in the election of Trustees or on any other matter.

[The Trust Instrument provides for separate series and classes established by the Trustees from time to time, an unlimited number of shares of each series and class, and Trustee authority to determine the rights and preferences of the shares. Each share has a par value of $0.001.

Except when a larger quorum is required by federal law, including the 1940 Act, shares representing one-third of the total combined votes of the Trust or applicable series or class constitute a quorum. Trustees are elected by a plurality of votes cast; ordinary matters are decided by a majority of votes cast, subject to a different vote required by the Trust Instrument, By-Laws or federal law. The chairman may adjourn a meeting without a shareholder vote. The Trust Instrument and By-Laws do not provide for annual shareholder meetings. Shareholders may require a special meeting only to the extent required by federal law, including the 1940 Act.

Action without a meeting requires the written consent of all shareholders entitled to vote on the matter, with the consents filed with the records of shareholder meetings. Such consent is treated as a vote taken at a meeting.

The Trustees may fix a meeting record date not more than 90 days before the meeting. Notice is generally given at least ten days before the meeting, or such other number of days as the Board determines, subject to applicable federal and Delaware law.

Trustees may be removed at a shareholder meeting by shareholders owning at least two-thirds of the outstanding shares of the Trust. A Trustee may also be removed by written instrument signed by at least two-thirds of the number of Trustees before the removal.

The Trustees may amend or supplement the Trust Instrument without a shareholder vote, except that shareholders may vote on an amendment to the extent required by federal law, including the 1940 Act, or the registration statement, and on an amendment submitted to them by the Trustees. Amendments to the Trustee-removal provision require a two-thirds vote of the Trustees. Amendments may not limit indemnification or insurance rights for prior acts or omissions.

Termination and Reorganization. The Trustees may dissolve, liquidate and terminate the Trust or a series or class without shareholder approval. Mergers and consolidations require a majority of the Trustees and any shareholder vote required by the 1940 Act. Dispositions of all or substantially all assets are subject to the approvals required by applicable law and the Trust Instrument. The Trust Instrument also permits alternative transaction steps when assets cannot legally be transferred, subject to the 1940 Act.

Trustee Committees and Vacancies. The Trustees may establish committees and delegate powers to them. Remaining Trustees may fill vacancies to the extent consistent with the 1940 Act. Designation as a chair, committee member or expert does not impose a higher standard of care or diminish indemnification rights.

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Distributions, Redemptions and Records. The Trustees determine dividends and distributions, which may be in cash, securities or other property, subject to applicable federal law. They may require redemption for reasons specified in the Trust Instrument, including failure to meet investment or identification requirements, failure to pay for shares, or concentrated ownership that could affect regulated investment company status. A copy of the Trust Instrument and amendments is available for shareholder inspection at the Trust's office; other account and book inspection is subject to the By-Laws and Trustee determinations.]

The Fund may suspend redemption privileges or postpone the date of payment for any period during which: (1) the NYSE is closed for other than customary weekend and holiday closings or the SEC determines that trading on the NYSE is restricted; (2) an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to determine fairly the value of its assets; and (3) for such other periods as the SEC may permit.

The Fund may temporarily delay for more than seven days the disbursement of redemption proceeds from the Fund account held directly with the Fund based on a reasonable belief that financial exploitation of a Specified Adult has occurred, is occurring, has been attempted, or will be attempted. “Specified Adult” is defined in FINRA Rule 2165 to be an individual who is a natural person (i) age 65 and older or (ii) age 18 and older who the Fund’s transfer agent reasonably believes has a mental or physical impairment that renders the individual unable to protect his or her own interests. Notice of such a delay will be provided in accordance with regulatory requirements. The Fund will immediately initiate an internal review of the facts and circumstances that caused the transfer agent to reasonably believe that the temporary hold is warranted under FINRA Rule 2165. However, the transfer agent and/or the Fund may not be aware of factors suggesting financial exploitation of a Specified Adult and may not be able to identify Specified Adults in all circumstances. Furthermore, neither the transfer agent nor the Fund is required to delay the disbursement of redemption proceeds and nor do they assume any obligation to do so.

Not all Trust shares are made generally available for purchase.

How to Purchase Shares

The methods of buying and selling shares and the sales charges applicable to purchases of shares of the Fund are described in the Trust’s Prospectus. While sales charges for investors residing outside the United States may vary from those listed in the statutory prospectuses, the Trust typically does not offer or sell its shares to non-U.S. residents. For purposes of this policy, a U.S. resident is defined as an account with (i) a U.S. address of record (including Army Post Office (APO), Fleet Post Office (FPO) and Diplomatic Post Office (DPO) addresses) and (ii) all account owners residing in the United States at the time of sale. Any existing account that is updated to reflect a non-U.S. address also may be restricted from making additional investments. As stated in the Prospectus, shares of the Fund may be purchased at net asset value by various persons associated with the Trust, the Adviser, the Distributor, certain firms providing services to the Trust or affiliates thereof for the purpose of promoting good will with employees and others with whom the Trust has business relationships, as well as in other special circumstances. Shares are offered to other persons at net asset value in circumstances where there are economies of selling efforts and sales related expenses with respect to offers to certain investors.

Financial Statements

The audited financial statements, financial highlights, related notes and independent registered public accounting firm's report for the predecessor First Eagle High Yield Municipal Completion Fund for the period ended October 31, 2025, included in First Eagle Completion Fund Trust Form N-CSR filed January 2, 2026 (Accession No. 0001104659-26-000132), and its unaudited financial statements, financial highlights and notes for the six months ended April 30, 2026, included in Form N-CSRS filed July 2, 2026 (SEC File No. 811-24076), are incorporated by reference into this SAI. The acquiring Fund has not commenced operations.

The Fund’s N-CSR filing includes the financial statements referenced above and is available without charge upon request by calling the Fund at [].

Shareholder and Trustee Liability

[Shareholders have the same limitation of personal liability under Delaware statutory law as shareholders of a private Delaware corporation for profit. A shareholder or former shareholder exposed to liability solely by reason of being or having been a shareholder, and not because of that person's acts or omissions or another reason, is entitled to indemnification from the assets of the applicable series against the resulting loss and expense.

The Trust Instrument limits Trustee liability, but does not protect a Trustee from liability to the Trust or shareholders for willful misfeasance, bad faith, gross negligence or reckless disregard of duties. Trustees and persons serving at the Trust's request in specified capacities are indemnified to the fullest extent permitted by law, except to the extent prohibited by applicable federal law. The Trust Instrument also provides that, except as required by applicable federal law, including the 1940 Act, a Trustee owes no fiduciary duty to the Trust or any shareholder; Trustees act in their subjective belief that their actions are in, or not opposed to, the Trust's best interests. These provisions restrict or eliminate other duties and liabilities and replace them with those specified in the Trust Instrument.

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Derivative Actions Brought by Shareholders

Subject to applicable law, a derivative action requires a prior written demand to the Board, at least three complaining shareholders who are unaffiliated and unrelated by blood or marriage, and participation by at least 10% of the shareholders of the Trust or affected series or class. Neither the three-shareholder requirement nor the 10% joinder requirement applies to derivative claims under federal securities law. Trustees who are not interested persons consider the demand within 90 calendar days and determine whether maintaining suit is in the best interests of the Trust or affected series or class.

Forum and Jury-Trial Provisions

Covered shareholder claims must be brought in the Delaware Court of Chancery or, if it lacks subject-matter jurisdiction, the Delaware Superior Court. Federal securities-law claims must be brought in a U.S. federal district court unless the Trust agrees in writing to another forum. The jury-trial waiver applies to proceedings in the Delaware Superior Court, to the fullest extent permitted by law. A shareholder bringing an action in a different forum without consent must reimburse the Trust and its officers or Trustees for expenses of a successful motion enforcing the forum provision, subject to applicable law.]

Disclosure of Portfolio Holdings

The Board has adopted policies and procedures with respect to the disclosure of the Fund’s portfolio holdings by the Fund, the Adviser, or their affiliates. These policies and procedures provide that the Fund’s portfolio holdings information generally may not be disclosed to any party prior to the information becoming public. Certain limited exceptions are described below. These policies and procedures apply to disclosures to all categories of persons, including individual investors, institutional investors, intermediaries who sell shares of the Fund, third parties providing services to the Fund (accounting agent, print vendors, etc.), rating and ranking organizations (Lipper, Morningstar, etc.) and affiliated persons of the Fund.

The Trust’s Chief Compliance Officer is responsible for monitoring the Fund’s compliance with these policies and procedures, and for providing regular reports (at least annually) to the Board regarding the adequacy and effectiveness of the policy and recommend changes, if necessary.

Public Disclosure

The Fund's annual and semiannual financial statements, including complete schedules of portfolio holdings, are filed with the SEC on Form N-CSR and are available on the Fund's website and without charge upon request. The Fund also reports portfolio information on Form N-PORT; the publicly available portions are accessible through the SEC's website. The tailored shareholder reports are sent to shareholders but do not contain the complete financial statements and schedules of investments.

In addition, the Fund discloses its complete portfolio holdings as of the quarter-end on the Fund’s website no earlier than the 15th day following the end of the calendar quarter. The Fund may also publish other information on the Fund’s website relating to its portfolio holdings (e.g., top ten holdings) on a monthly basis no earlier than the 10th day following the end of the month.

Non-Public Disclosures

The Adviser may authorize the disclosure of non-public portfolio holdings information under certain limited circumstances. The Fund’s policies provide that non-public disclosures of the Fund’s portfolio holdings may only be made if: (i) the Fund has a “legitimate business purpose” (as determined by the President of the Trust) for making such disclosure; and (ii) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information and describes any compensation to be paid to the Fund or any “affiliated person” of the Adviser or Distributor, including any arrangement to maintain assets in the Fund or in other investment companies or accounts managed by the Adviser or by any “affiliated person” of the Adviser or Distributor.

The Adviser will consider any actual or potential conflicts of interest between the Adviser and the Fund’s shareholders and will act in the best interest of the Fund’s shareholders with respect to any such disclosure of portfolio holdings information. If a potential conflict can be resolved in a manner that does not present detrimental effects to Fund shareholders, the Adviser may authorize release of portfolio holdings information. Conversely, if the potential conflict cannot be resolved in a manner that does not present detrimental effects to Fund shareholders, the Adviser will not authorize such release.

Ongoing Arrangements to Disclose Portfolio Holdings

As previously authorized by the Board and/or the Trust’s executive officers, the Fund periodically discloses non-public portfolio holdings on a confidential basis to various service providers that require such information in order to assist the Fund in its day-to-day operations, as well as public information to certain ratings organizations. These entities are described in the following table. The table also includes information as to the timing of these entities receiving the portfolio holdings information from the Fund. In none of these arrangements does the Fund or any “affiliated person” of the Adviser or Distributor receive any compensation, including any arrangement to maintain assets in the Fund or in other investment companies or accounts managed by the Adviser or by any “affiliated person” of the Adviser or Distributor.

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Type of Service	Name of	Service
Provider	Provider		Timing of Release of Portfolio Holdings Information

These service providers are required to keep all non-public information confidential and are prohibited from trading based on the information or otherwise using the information, except as necessary in providing services to the Fund.

There is no guarantee that the Fund’s policies on use and dissemination of holdings information will protect the Fund from the potential misuse of holdings by individuals or firms in possession of such information.

Expenses

Unless agreed upon otherwise with a third party, all expenses incurred in administration of the Fund will be charged to a particular Fund, including investment management fees; fees and expenses of the Board; interest charges; taxes; brokerage commissions; expenses of valuing assets; expenses of continuing registration and qualification of the Fund and the shares under federal and state law; share issuance expenses; fees and disbursements of independent accountants and legal counsel; fees and expenses of custodians, including, transfer agents and shareholder account servicing organizations; expenses of preparing, printing and mailing prospectuses, reports, proxies, notices and statements sent to shareholders; expenses of shareholder meetings; costs of investing in underlying funds; and insurance premiums. The Fund is also liable for nonrecurring expenses, including litigation to which they may from time to time be a party. Expenses incurred for the operation of a particular Fund, including the expenses of communications with its shareholders, are paid by the Fund.

Legal Counsel

[-], serves as counsel to the Trust.

Independent Registered Public Accounting Firm

[ ], independent registered public accounting firm, provided audit services, tax return review services, and assistance and consultation with respect to filings with the SEC for the fiscal year ended [ ].

Custody of Portfolio

JPMorgan Chase Bank, N.A., 4 Chase Metrotech Center, Floor 16, Brooklyn, New York 11245, will serve as custodian.

Contractual Arrangements

The Fund is party to contractual arrangements with various parties who provide services to the Fund, including the Adviser, the Distributor, the custodian, and the transfer agents, among others. Fund shareholders are not parties to, or intended (“third party”) beneficiaries of, any such contractual arrangements, and such contractual arrangements are not intended to create in any individual investor or group of investors any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Fund. Also, while the Prospectus and this Statement of Additional Information describe pertinent information about the Trust and the Fund, neither the Prospectus nor this Statement of Additional Information represents a contract between the Trust or the Fund and any shareholder or any other party.

Miscellaneous

As used in the Prospectus and in this SAI, “assets belonging to the Fund” means the consideration received by the Trust upon the issuance or sale of shares of the Fund, together with all income, earnings, profits and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments and any funds or payments derived from any reinvestment of such proceeds and any general assets of the Trust, which general liabilities and expenses are not readily identified as belonging to a particular series that are allocated to that series by the Trustees. The Trustees may allocate such general assets in any manner they deem fair and equitable. It is anticipated that the factor that will be used by the Trustees in making allocations of general assets to a particular series will be the relative NAV of each respective series at the time of allocation. Assets belonging to a particular series are charged with the direct liabilities and expenses in respect of that series and with a share of the general liabilities and expenses of each of the series not readily identified as belonging to a particular series, which are allocated to each series in accordance with its proportionate share of the NAVs of the Trust at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Trust to a particular series will be determined by the Trustees and will be in accordance with generally accepted accounting principles. Determinations by the Trustees as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular series are conclusive.

As used in the Prospectus and in this SAI, a “vote of a majority of the outstanding shares” of the Fund means the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are represented in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

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The Prospectus and this SAI are not an offering of the securities described in these documents in any state in which such offering may not lawfully be made. No salesperson, dealer, or other person is authorized to give any information or make any representation other than those contained in a Prospectus and this SAI.

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APPENDIX A

Description of Security Ratings

Set forth below are descriptions of the relevant ratings of some of the NRSROs. These NRSROs and the descriptions of the ratings are as of the date of this SAI and may subsequently change.

Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. In addition, rating agencies may fail to make timely changes to credit ratings in response to subsequent events and a rating may become stale in that it fails to reflect changes in an issuer’s financial condition.

Moody’s Investors Service, Inc. (“Moody’s”)

Global Long-Term Ratings. Ratings assigned on Moody’s global long-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Moody’s defines credit risk as the risk that an entity may not meet its contractual financial obligations as they come due and any estimated financial loss in the event of default or impairment. The contractual financial obligations addressed by Moody’s ratings are those that call for, without regard to enforceability, the payment of an ascertainable amount, which may vary based upon standard sources of variation (e.g., floating interest rates), by an ascertainable date. Moody’s rating addresses the issuer’s ability to obtain cash sufficient to service the obligation, and its willingness to pay. Moody’s ratings do not address non-standard sources of variation in the amount of the principal obligation (e.g., equity indexed), absent an express statement to the contrary in a press release accompanying an initial rating. Long-term ratings are assigned to issuers or obligations with an original maturity of 11 months or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. The following describes the global long- term ratings by Moody’s.

Aaa — Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa — Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa — Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba — Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B — Obligations rated B are considered speculative and are subject to high credit risk.

Caa — Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca — Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C — Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Medium-Term Note Program Ratings. Moody’s assigns provisional ratings to medium-term note (MTN) or similar programs and definitive ratings to the individual debt securities issued from them (referred to as drawdowns or notes). MTN program ratings are intended to reflect the ratings likely to be assigned to drawdowns issued from the program with the specified priority of claim (e.g. senior or subordinated). To capture the contingent nature of a program rating, Moody’s assigns provisional ratings to MTN programs. A provisional rating is denoted by a (P) in front of the rating.

The rating assigned to a drawdown from a rated MTN or bank/deposit note program is definitive in nature, and may differ from the program rating if the drawdown is exposed to additional credit risks besides the issuer’s default, such as links to the defaults of other issuers, or has other structural features that warrant a different rating. In some circumstances, no rating may be assigned to a drawdown.

Moody’s encourages market participants to contact Moody’s Ratings Desks or visit moodys.com directly if they have questions regarding ratings for specific notes issued under a medium-term note program. Unrated notes issued under an MTN program may be assigned an NR (not rated) symbol.

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Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.

Global Short-Term Ratings. Ratings assigned on Moody’s global short-term rating scales are forward-looking opinions of the relative credit risk of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Short-term ratings are assigned to obligations with an original maturity of 13 months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1. — Ratings of Prime-1 reflect a superior ability to repay short-term obligations.

P-2. — Ratings of Prime-2 reflect a strong ability to repay short-term obligations.

P-3. — Ratings of Prime-3 reflect an acceptable ability to repay short-term obligations.

NP. — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Speculative Grade Liquidity Ratings. Moody’s Speculative Grade Liquidity Ratings are opinions of an issuer’s relative ability to generate cash from internal resources and the availability of external sources of committed financing, in relation to its cash obligations over the coming 12 months. Speculative Grade Liquidity Ratings will consider the likelihood that committed sources of financing will remain available. Other forms of liquidity support will be evaluated and consideration will be given to the likelihood that these sources will be available during the coming 12 months. Speculative Grade Liquidity Ratings are assigned to speculative grade issuers that are by definition Not Prime issuers.

SGL-1 — Issuers rated SGL-1 possess very good liquidity. They are most likely to have the capacity to meet their obligations over the coming 12 months through internal resources without relying on external sources of committed financing.

SGL-2 — Issuers rated SGL-2 possess good liquidity. They are likely to meet their obligations over the coming 12 months through internal resources but may rely on external sources of committed financing. The issuer’s ability to access committed sources of financing is highly likely based on Moody’s evaluation of near-term covenant compliance.

SGL-3 — Issuers rated SGL-3 possess adequate liquidity. They are expected to rely on external sources of committed financing. Based on its evaluation of near-term covenant compliance, Moody’s believes there is only a modest cushion, and the issuer may require covenant relief in order to maintain orderly access to funding lines.

SGL-4 — Issuers rated SGL-4 possess weak liquidity. They rely on external sources of financing and the availability of that financing is, in Moody’s opinion, highly uncertain.

U.S. Municipal Short-Term Debt and Demand Obligation Ratings. Moody’s uses the global short-term Prime rating scale for commercial paper issued by U.S. municipalities and nonprofits. These commercial paper programs may be backed by external letters of credit or liquidity facilities, or by an issuer’s self-liquidity. For other short-term municipal obligations, Moody’s uses one of two other short-term rating scales the Municipal Investment Grade (MIG) and Variable Municipal Investment Grade (VMIG) scales discussed below.

The MIG scale is used for U.S. municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less. Under certain circumstances, the MIG scale is used for bond anticipation notes with maturities of up to five years.

MIG-1. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG-2. This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG-3. This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

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SG. This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

VMIG Ratings. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The components are a long-term rating and a short-term demand obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interest payments. The short-term demand obligation rating addresses the ability of the issuer or the liquidity provider to make payments associated with the purchase-price-upon-demand feature (“demand feature”) of the VRDO. The short-term demand obligation rating uses the VMIG scale. VMIG ratings with liquidity support use as an input the short-term Counterparty Risk Assessment of the support provider, or the long-term rating of the underlying obligor in the absence of third-party liquidity support. Transitions of VMIG ratings of demand obligations with conditional liquidity support differ from transitions on the Prime scale to reflect the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.

For VRDOs, Moody’s typically assigns the VMIG short-term demand obligation rating if the frequency of the demand feature is less than every three years. If the frequency of the demand feature is less than three years but the purchase price is payable only with remarketing proceeds, the short-term demand obligation rating is “NR.”

Industrial development bonds in the United States where the obligor is a corporate may carry a VMIG rating that reflects Moody’s view of the relative likelihood of default and loss. In these cases, liquidity assessment is based on the liquidity of the corporate obligor.

VMIG-1. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections.

VMIG-2. This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections.

VMIG-3. This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections.

SG. This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural or legal protections.

S&P Global Ratings

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term issue credit ratings are generally assigned to those obligations considered short-term in the relevant market, typically with an original maturity of no more than 365 days. Short-term issue credit ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. S&P Global Ratings would typically assign a long-term issue credit rating to an obligation with an original maturity of greater than 365 days. However, the ratings assigned by S&P Global Ratings to certain instruments may diverge from these guidelines based on market practices. Medium- term notes are assigned long-term ratings.

Long-Term Issue Credit Ratings. Issue credit ratings are based, in varying degrees, on S&P Global Ratings analysis of the following considerations:

▪The likelihood of payment—the capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

▪The nature of and provisions of the financial obligation, and the promise imputed by S&P Global Ratings; and

▪The protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

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An issue rating is an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA— An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA— An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB— An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB, B, CCC, CC, and C — Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB— An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B — An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC— An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC— An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C — An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D — An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

NR — This indicates that a rating has not been assigned or is no longer assigned.

Plus (+) or minus (-) — Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Short-Term Issue Credit Ratings. The following describes S&P Global Ratings’ short-term issue credit ratings.

A-1 — A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

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A-2 — A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3 — A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitment on the obligation.

B — A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C — A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D — A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

Municipal Short-Term Note Ratings. The following describes Standard & Poor’s Municipal Short-Term Note Ratings.

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:

▪Amortization schedule — the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

▪Source of payment — the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

SP-1. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2. Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3. Speculative capacity to pay principal and interest.

D. Assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Active Qualifiers

S&P Global Ratings uses the following qualifiers that limit the scope of a rating. The structure of the transaction can require the use of a qualifier such as a ‘p’ qualifier, which indicates the rating addresses the principal portion of the obligation only. A qualifier appears as a suffix and is part of the rating.

Federal deposit insurance limit: ‘L’ qualifier — Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

Principal: ‘p’ qualifier — This suffix is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ suffix indicates that the rating addresses the principal portion of the obligation only and that the interest is not rated.

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Preliminary ratings: ‘prelim’ qualifier — Preliminary ratings, with the ‘prelim’ suffix, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by S&P Global Ratings of appropriate documentation. S&P Global Ratings reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating.

▪Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.

▪Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation, and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or post-bankruptcy issuer as well as attributes of the anticipated obligation(s).

▪Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in S&P Global Ratings’ opinion, documentation is close to final. Preliminary ratings may also be assigned to the obligations of these entities.

▪Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing, or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, S&P Global Ratings would likely withdraw these preliminary ratings.

▪A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

Termination structures: ‘t’ qualifier — This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

Counterparty instrument rating: ‘cir’ qualifier — This symbol indicates a counterparty instrument rating (CIR), which is a forward- looking opinion about the creditworthiness of an issuer in a securitization structure with respect to a specific financial obligation to a counterparty (including interest rate swaps, currency swaps, and liquidity facilities). The CIR is determined on an ultimate payment basis; these opinions do not take into account timeliness of payment.

Fitch Ratings, Inc. (“Fitch”)

International Long-Term Ratings

Investment Grade

AAA— Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA— Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A— High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB— Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

Speculative Grade

BB— Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists that supports the servicing of financial commitments.

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B — Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC— Substantial credit risk. Very low margin for safety. Default is a real possibility.

CC— Very high levels of credit risk. Default of some kind appears probable.

C — Near default. A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a ‘C’ category rating for an issuer include:

▪The issuer has entered into a grace or cure period following non-payment of a material financial obligation;

▪The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation;

▪The formal announcement by the issuer or their agent of a distressed debt exchange;

▪A closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent.

RD — Restricted default. ‘RD’ ratings indicate an issuer that in Fitch’s opinion has experienced:

▪An uncured payment default or distressed debt exchange on a bond, loan, or other material financial obligation but

▪Has not entered into bankruptcy filings, administration, receivership, liquidation, or other formal winding-up procedure, and

▪Has not otherwise ceased operating. This would include:

▪The selective payment default on a specific class or currency of debt;

▪The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

▪The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or ordinary execution of a distressed debt exchange on one or more material financial obligations.

D — Default. ‘D’ ratings indicate an issuer that in Fitch’s opinion has entered into bankruptcy filings, administration, receivership, liquidation, or other formal winding-up procedure or that has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default, categorized under ‘C,’ typically refers to the occasion where a payment default has been intimated by the issuer and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

International Short-Term Ratings. The following describes Fitch’s two highest short-term ratings:

F1. Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2. Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

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Notes to Long- and Short-term ratings:

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to ‘AAA’ ratings and ratings below the ‘CCC’ category. For the short-term rating category of ‘F1,’ a ‘+’ may be appended.

Withdrawn —The rating has been withdrawn and the issue or issuer is no longer rated by Fitch. Ratings that have been withdrawn will be indicated by the symbol ‘WD.’

Rating Watch — Rating Watches indicate that there is a heightened probability of a rating change and the likely direction of such a change. These are designated as “Positive,” indicating that a rating could stay at its present level or potentially be upgraded, “Negative,” to indicate that the rating could stay at its present level or potentially be downgraded, or “Evolving” if ratings may be raised, lowered, or affirmed. However, ratings can be raised or lowered without being placed on Rating Watch first.

A Rating Watch is typically event-driven and, as such, it is generally resolved over a relatively short period. The event driving the Watch may be either anticipated or have already occurred, but in both cases, the exact rating implications remain undetermined. The Watch period is typically used to gather further information and/or subject the information to further analysis. A Rating Watch must be reviewed and a RAC be published every six months after a rating has been placed on Rating Watch, except in the case described below.

Additionally, a Watch may be used where the rating implications are already clear, but where they remain contingent upon an event (e.g. shareholder or regulatory approval). The Watch will typically extend to cover the period until the event is resolved or its outcome is predictable with a high enough degree of certainty to permit resolution of the Watch. In these cases, where it has previously been communicated within the RAC that the Rating Watch will be resolved upon an event and where there are no material changes to the respective rating up to the event, the Rating Watch may not be reviewed within the six months interval. In any case, the affected ratings (and the Rating Watch) will remain subject to an annual review cycle.

Rating Outlook — Outlooks indicate the direction a rating is likely to move over a one- to two-year period. They reflect financial or other trends that have not yet reached or been sustained the level that would cause a rating action, but which may do so if such trends continue. A Positive Rating Outlook indicates an upward trend on the rating scale. Conversely, a Negative Rating Outlook signals a negative trend on the rating scale. Positive or Negative Rating Outlooks do not imply that a rating change is inevitable, and similarly, ratings with Stable Outlooks can be raised or lowered without a prior revision to the Outlook. Occasionally, where the fundamental trend has strong, conflicting elements of both positive and negative, the Rating Outlook may be described as “Evolving.”

Outlooks are currently applied on the long-term scale to certain issuer ratings in corporate finance (including sovereigns, industrials, utilities, financial institutions and insurance companies) and to both issuer ratings and obligations ratings in public finance in the United States; to issues in infrastructure and project finance; to Insurer Financial Strength Ratings; to issuer and/or issue ratings in a number of National Rating scales; and to the ratings of structured finance transactions and covered bonds. Outlooks are not applied to ratings assigned on the short-term scale. For financial institutions, Outlooks are not assigned to Viability Ratings, Support Ratings and Support Rating Floors. Derivative counterparty ratings are also not assigned Outlooks.

Ratings in the ‘CCC,’ ‘CC,’ and ‘C’ categories typically do not carry Outlooks since the volatility of these ratings is very high and outlooks would be of limited informational value. Defaulted ratings do not carry Outlooks.

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APPENDIX B

Summary of Proxy Voting Policies and Procedures

[The Board of Trustees has delegated to the Adviser the authority to vote proxies received by the Fund from the companies in which they invest (for this purpose, the “portfolio positions”). The Adviser has adopted policies and procedures (collectively, the “Policies”) regarding the voting of such proxies, which policies have been reviewed and approved by the Board of Trustees as appropriate to their management of the Fund’s assets. It is the policy of the Adviser to vote proxies on behalf of each client (e.g., the Fund) in a manner that serves the best interest of the client and enhances the economic value of the underlying portfolio securities held in the client’s account.

The Policies provide for procedures that address conflicts of interest between the Adviser and a client with respect to voting proxies. With regard to the Adviser this may involve review of a proposed vote by their compliance personnel and, in certain circumstances, will require consultation with the Board of Trustees. The Adviser may abstain from voting from time to time when it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote or in other situations where voting may not be practical or desirable.

Information regarding the proxy-voting record of the Trust for the most recent twelve-month period ended June 30 is available (i) without charge, upon request, by calling the Trust at 800.334.2143 or (ii) at www.firsteagle.com/sma/core-plus-municipal-separately- managed-account-sma. This information also is available on the SEC’s website at http://www.sec.gov.]

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The information in this statement of additional information (SAI) is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state in which the offer or sale is not permitted.

Subject to Completion | Preliminary Statement of Additional Information

VICTORY PORTFOLIOS V
STATEMENT OF ADDITIONAL INFORMATION
[ ], 2026

FUND NAME

[Victory First Eagle Mid Cap Equity ETF]

[Victory First Eagle US Equity ETF]

[Victory First Eagle Small Cap Equity ETF]

[Victory First Eagle Core Municipal ETF]

(each a “Fund” and together, the “Funds”)

Each Fund is a series of Victory Portfolios V (the “Trust”)

[ ] [ ] [ ] [ ]

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with each Fund’s prospectus, dated [ ], 2026, as it may be amended or supplemented from time to time (each, a “Prospectus”). This SAI is incorporated by reference, in its entirety, into each Prospectus. Copies of the Prospectus of each Fund can be obtained without charge upon request made to Victory Funds, [ ], by calling toll free [ ] or at [ ].

The unaudited financial statements, financial highlights and related notes for predecessor First Eagle US Equity ETF and First Eagle Mid Cap Equity ETF for the initial period ended April 30, 2026, included in First Eagle ETF Trust Form N-CSRS filed July 2, 2026 (Accession No. 0001104659-26-080153), are incorporated by reference into this SAI. First Eagle Small Cap Equity ETF and First Eagle Core Municipal ETF commenced operations on June 30, 2026. No financial statements for those two Predecessor Funds are incorporated by reference into this SAI. The acquiring Funds have not commenced operations.

GENERAL INFORMATION ............................................................................................................................................................	3
INVESTMENT OBJECTIVES, POLICIES, AND LIMITATIONS .............................................................................................................	3
INVESTMENT PRACTICES, INSTRUMENTS AND RISKS ...................................................................................................................	5
EXCHANGE LISTING AND TRADING ...........................................................................................................................................	35
DETERMINING NET ASSET VALUE (“NAV”) AND VALUING PORTFOLIO SECURITIES.......................................................................	35
PURCHASE AND REDEMPTION OF SHARES .................................................................................................................................	36
MANAGEMENT OF THE TRUST...................................................................................................................................................	42
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS ................................................................................................................	42
INVESTMENT ADVISER AND OTHER SERVICE PROVIDERS...........................................................................................................	42
PORTFOLIO MANAGERS ............................................................................................................................................................	44
DISTRIBUTION AND SERVICE PLANS .........................................................................................................................................	48
CODE OF ETHICS .....................................................................................................................................................................	49
PROXY VOTING POLICIES AND PROCEDURES.............................................................................................................................	49
PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS ....................................................................................................	49
DIVIDENDS, CAPITAL GAINS AND DISTRIBUTIONS.....................................................................................................................	52
TAXES......................................................................................................................................................................................	52
ADDITIONAL INFORMATION .....................................................................................................................................................	62
APPENDIX A.............................................................................................................................................................................	67
APPENDIX B.............................................................................................................................................................................	75

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GENERAL INFORMATION

The Trust is a newly formed Delaware statutory trust organized on October 23, 2026, and [is] registered as an open-end management investment company. This SAI relates to 4 series of the Trust. Other series of the Trust, if any, are described in separate offering documents.

Victory Capital Management Inc. (the “Adviser” or “Victory Capital”) is the Funds’ investment adviser. Each Fund’s investment objective(s), restrictions, and policies are more fully described below and in each Funds’ Prospectus. The Trust’s Board of Trustees (the “Board” or “Trustees”) may organize and offer shares of a new fund or liquidate a Fund or share class at any time.

Each Fund is a series of the Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

Predecessor Fund	Fund
First Eagle Mid Cap Equity ETF	[Victory First Eagle Mid Cap Equity ETF]
First Eagle US Equity ETF	[Victory First Eagle US Equity ETF]
First Eagle Small Cap Equity ETF	[Victory First Eagle Small Cap Equity ETF]
First Eagle Core Municipal ETF	[Victory First Eagle Core Municipal ETF]

The Funds’ shares are offered at net asset value (“NAV”) only in aggregations of [●] shares (each a “Creation Unit”). The Funds will issue and redeem Creation Units principally in exchange for a basket of securities (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”), plus a transaction fee. Each Fund may issue and redeem Creation Units in exchange for a specified all-cash payment (“Cash Deposit”). The Funds are approved for listing on [ ] (“[ ]” or the “Exchange”). Shares trade on the Exchange at market prices that may be below, at, or above NAV. The Trust reserves the right to adjust the prices of shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.

The Funds reserve the right to offer creations and redemptions of shares for cash. In addition, shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to at least 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions. See “Purchase and Redemption of Shares” below.

Upon completion of the Reorganizations, expected in the first quarter of 2027, each Fund will succeed to the performance and financial history of its corresponding Predecessor Fund, which will be the accounting and performance survivor.

Much of the information contained in this SAI expands on subjects discussed in each Fund’s Prospectus. Capitalized terms not defined herein are used as defined in the Prospectuses. No investment in shares of a Fund should be made without first reading that Fund’s Prospectus.

In this SAI, the Funds may be referred to as the “Mid Cap Equity ETF,” “US Equity ETF,” “Small Cap Equity ETF” and “Core Municipal ETF,” respectively. References to a Predecessor Fund by a short name have the corresponding meaning.

INVESTMENT OBJECTIVES, POLICIES, AND LIMITATIONS

Investment Objectives

Each Fund’s investment objective (other than the Core Municipal ETF) is non-fundamental, meaning it may be changed by a vote of the Trustees without a vote of the holders of a majority of the Fund’s outstanding voting securities. The investment objective of Victory First Eagle Core Municipal ETF is fundamental, meaning it may not be changed without a vote of the holders of a majority of the Core Municipal ETF’s outstanding voting securities. There can be no assurance that a Fund will achieve its investment objective.

Mid Cap Equity ETF. The Mid Cap Equity ETF is an actively managed exchange-traded fund (“ETF”) and invests, under normal circumstances, in equity securities of U.S. mid-cap companies in an attempt to take advantage of what the Adviser believes are opportunistic situations for undervalued securities. Normally, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of U.S. mid-cap companies. The Adviser defines mid-cap companies as those that have at the time of investment a market capitalization not greater than that of the largest company in the Russell Mid Cap® Index. The Russell Mid Cap® Index is reconstituted annually. (Russell Mid Cap® Index was ranging from approximately $122 million to $84 billion as of December 31, 2025). The Fund invests in domestic equity securities and may invest to a lesser extent in securities of non-U.S. issuers (including American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts).

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US Equity ETF. The US Equity ETF is an actively managed exchange-traded fund (“ETF”) and seeks to achieve its objective of long- term capital growth by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity securities and may invest to a lesser extent in securities of non-U.S. issuers (including American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts). In particular, the Fund seeks companies exhibiting financial strength and stability, strong management and fundamental value. Investment decisions for the Fund are made without regard to the capitalization (size) of the companies in which it invests. The Fund may invest in any size company, including large, medium and smaller companies.

Small Cap Equity ETF. The Small Cap Equity ETF is an actively managed exchange-traded fund (“ETF”) and invests, under normal circumstances, in equity securities of U.S. small-cap companies in an attempt to take advantage of what the Adviser believes are opportunistic situations for undervalued securities. Normally, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of U.S. small-cap companies. The Adviser defines small-cap companies as those that have at the time of investment a market capitalization not greater than that of the largest company in the Russell 2000® Index. The market capitalization of companies included in the Russell 2000® Index ranged from approximately $5 million to $31 billion as of December 31, 2025. The Russell 2000® Index is reconstituted annually. The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe and includes approximately 2,000 of the smallest securities based on a combination of their market capitalization and current index membership. Indexes are unmanaged and do not incur management fees or other operating expenses, and one cannot invest directly in an index. The Fund invests primarily in domestic common stocks and may invest to a lesser extent in common stocks of non-U.S. issuers.

Core Municipal ETF. Core Municipal ETF. The Core Municipal ETF is an actively managed exchange-traded fund (“ETF”) and seeks to provide investors with current income exempt from regular federal income tax. Capital appreciation is a secondary objective when consistent with the Fund’s primary objective. The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds that pay interest that is exempt from regular federal income tax. Such municipal bonds may include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands and Guam) that pay interest that is exempt from regular federal income tax. The Fund may invest in all types of municipal bonds, including general obligation bonds, revenue bonds, education revenue bonds, industrial revenue bonds, special tax bonds, tax allocation revenue securities, transportation facility revenue bonds, municipal lease obligations, participation interests in municipal leases and municipal zero coupon bonds. The Fund may invest without limit in municipal securities that generate income taxable to shareholders subject to the federal alternative minimum tax. While the Fund may invest in securities with any duration or time to maturity, in pursuit of its investment objective the Fund generally will maintain, under normal market conditions, an investment portfolio with a modified duration of between 3 and 10 years. Modified duration is a measure of the sensitivity of a bond's price to changes in interest rates, expressed in years.

There can be no assurance that a Fund’s stated objective will be realized.

[Investment Policies and Limitations of the Funds

Unless a policy of a Fund is expressly deemed to be a fundamental policy, changeable only by an affirmative vote of the holders of a majority of that Fund’s outstanding voting securities, the Fund’s policies are non-fundamental and may be changed without a shareholder vote.

A Fund may, following notice to its shareholders, employ other investment practices that presently are not contemplated for use by the Fund or that currently are not available but that may be developed to the extent such investment practices are both consistent with the Fund’s investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described in the Fund’s Prospectus.

A Fund’s classification and sub-classification is a matter of fundamental policy. Each Fund is classified as an open-end investment company. Except for US Equity ETF, which is non-diversified, each Fund is sub-classified as a diversified investment company, which under the Investment Company Act of 1940, as amended (“1940 Act”) means that, with respect to 75% of a Fund’s total assets, the Fund may not invest in securities of any issuer if, immediately after such investment, (i) more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of that issuer or (ii) more than 10% of the outstanding voting securities of the issuer would be held by the Fund (this limitation does not apply to obligations of the U.S. government, its agencies or instrumentalities, and securities of other investment companies). A diversified fund is not subject to this limitation with respect to the remaining 25% of its total assets. In addition, each Fund has elected to qualify as a “regulated investment company” under the United States Internal Revenue Code of 1986, as amended (the “Code”). To qualify as a regulated investment company, the Funds must meet certain diversification requirements as determined at the close of each quarter of each taxable year. The Code’s diversification test is described in “TAXES.”

The policies and limitations stated in this SAI supplement the Funds’ investment policies set forth in each Fund’s Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in

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any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset except in the case of borrowing (or other activities that may be deemed to result in the issuance of a “senior security” under the 1940 Act). Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund’s investment policies and limitations. If the value of a Fund’s holdings of illiquid investments at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board will consider what actions, if any, are appropriate to maintain adequate liquidity.

Fundamental Investment Restrictions

US Equity ETF is non-diversified; Mid Cap Equity ETF, Small Cap Equity ETF and Core Municipal ETF are diversified.

The following policies are fundamental and may not be changed without approval of a majority of the outstanding voting securities of the applicable Fund, as defined in the 1940 Act.

1.Each Fund may not borrow money except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

2.Each Fund may not issue senior securities except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

3.Each Fund may not engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

4.Each Fund will not lend money or other assets except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

5.Each Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

6.Each Fund will not purchase or sell commodities or contracts related to commodities except to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

7.Each Fund will not make any investment if, as a result, the Fund’s investments will be concentrated in any one industry except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority. This limitation does not apply to U.S. Government and Agency Securities, securities of other investment companies, and state, territorial or municipal securities or such other securities as may be excluded for this purpose under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief or SEC or SEC staff interpretations.

8.Core Municipal ETF will invest, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in municipal bonds that pay interest exempt from regular federal income tax.]

INVESTMENT PRACTICES, INSTRUMENTS AND RISKS

In addition to the principal investment strategies and the principal risks of the Funds described in each Prospectus, each Fund may, but will not necessarily, employ other investment practices and may be subject to additional risks which are described further below. Because the following is a combined description of investment strategies and risks for all of the Funds, certain strategies and/or risks described below may not apply to every Fund. Unless a strategy or policy described below is specifically prohibited with respect to a particular Fund by the investment restrictions listed in the Prospectus, under “Investment Objectives Policies and Limitations” in this SAI, or by applicable law, a Fund may, but will not necessarily, engage in each of the practices described below. Restrictions or policies stated as a maximum percentage of the Funds’ assets are only applied immediately after a portfolio investment to which the policy or restriction is applicable (other than the limitations on borrowing and illiquid investments and any requirements that apply on an ongoing basis, including Rule 35d-1). Accordingly, any later increase or decrease in a percentage resulting from a change in values, net assets or other circumstances will not be considered in determining whether the investment complies with the Funds’ restrictions and policies. Applicable Rule 35d-1 basket-review and temporary-departure requirements and Rule 22e-4 liquidity monitoring, reporting and remedial requirements continue to apply.

Policies and Techniques Applicable to All Funds

For ease of reference, while the discussions below often refer to investments in “securities,” the Funds may invest in many types of assets that include commodities, bank loans, derivatives, etc. A discussion of the risks of particular types of “securities” therefore should be understood to refer to the risks of that type of investment more generally (e.g., foreign securities risks should be understood to describe risks of investing in non-U.S. markets generally, regardless of investment type, and illiquid securities should be understood to

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describe illiquid investments, as described in Rule 22e-4 under the 1940 Act). Moreover, while the discussions below often refer to investments in securities or debt of “a company” or “companies,” references to “a company” or “companies” should be understood, as the context requires, to also refer to other types of issuers, including municipal issuers.

Investment Policies, Techniques and Risks of the Funds

American, European and Global Depositary Receipts. As part of its principal investment strategy, Small Cap Equity ETF may invest in American Depository Receipts (“ADRs”). ADRs, as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities including increased market, illiquidity, currency, political, information and other risks, and even where traded in U.S. dollars are subject to currency risk if the underlying security is traded in a foreign currency. GDRs, EDRs, and other similar instruments may be issued by a U.S. or non-U.S. entity and may be traded in other currencies. GDRs are tradable both in the United States and Europe and are designed for use throughout the world. EDRs are issued in bearer form and are designed for use in European securities markets.

Investments in the securities of foreign issuers may subject Small Cap Equity ETF to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes and other taxes, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

Arbitrage Transactions. The Core Municipal ETF may engage in arbitrage transactions involving near contemporaneous purchase of securities on one market and sale of those securities on another market to take advantage of pricing differences between markets. The Fund will incur a gain to the extent that proceeds exceed costs and a loss to the extent that costs exceed proceeds. The risk of an arbitrage transaction, therefore, is that the Fund may not be able to sell securities subject to an arbitrage at prices exceeding the costs of purchasing those securities. The Fund will attempt to limit that risk by effecting arbitrage transactions only when the prices of the securities are confirmed in advance of the trade. Unanticipated delays in an arbitrage transaction could cause the Fund to lose money.

Bank Obligations. The Core Municipal ETF may invest in bank obligations, which may include bank certificates of deposit, time deposits or bankers’ acceptances. Certificates of deposit and time deposits are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Additionally, the Fund may invest in bank loans. These investments potentially expose the Fund to the credit risk of the underlying borrower, and in certain cases, of the financial institution. The Fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower. The market for bank loans may be illiquid and the Fund may have difficulty selling them, especially leveraged loans, which can be difficult to value. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. At times, the Fund may decline to receive non-public information relating to loans, which could disadvantage the Fund relative to other investors. (See “Loans” below.)

Borrowing. A Fund may from time to time increase its ownership of securities above the amounts otherwise possible by borrowing from banks (other than those affiliated with the Trust or any of its affiliates) and investing the borrowed funds. The Fund may borrow from those banks to facilitate the meeting of redemption requests or for temporary or emergency purposes and may pledge its assets to secure those borrowings. The Fund may borrow from such banks as a temporary measure in exceptional circumstances (e.g., to facilitate the meeting of redemption requests and prevent the Fund from being in an overdraft situation). In accord with the borrowing rules under the 1940 Act, any borrowings by the Fund will be made only to the extent that the value of its assets, less its liabilities other than borrowings, is equal to at least 300% of all of its borrowings (including reverse repurchase agreements and similar financing transactions) computed at the time a loan is made. If the value of the Fund’s assets at any time should fail to meet this 300% asset coverage, described above, the Fund, within three days, is required to reduce its aggregate borrowings (which may include reverse repurchase agreements) to the extent necessary to meet such asset coverage and may have to sell a portion of its investments at a time when independent investment judgment would not indicate such action. Forced deleveraging during adverse market conditions may result in the sale of portfolio securities at unfavorable prices.

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Call Risk. Some debt and convertible securities in which the Core Municipal ETF may invest are also subject to the risk that the issuer might repay them early (“call risk”). When market interest rates are low, issuers may call securities paying higher interest rates. For this reason, a Fund holding a callable security may not enjoy the increase in the security’s market price that usually accompanies a decline in rates. Furthermore, the Fund would have to reinvest the proceeds from the called security at the current, lower rates or in securities with less favorable characteristics. In addition, the Fund may not benefit from any increase in value in the securities that might otherwise result from declining interest rates. The likelihood of a call also may impact the price of a security.

Commercial Paper. Commercial paper is issued by a corporation, bank, municipality, or other issuer, typically for purposes such as financing current operations. Issuers generally do not register their commercial paper with the SEC. The Core Municipal ETF may invest in commercial paper that cannot be resold to the public without an effective registration statement under the Securities Act of 1933 (the “1933 Act”). While some unregistered commercial paper normally is deemed illiquid, the Adviser may in certain cases determine that such paper is liquid. In some cases, the ratings of commercial paper issuers have been downgraded abruptly, leaving holders with little opportunity to avoid losses. The Fund considers all municipal bond instruments, including shorter-duration commercial paper that might be considered a cash equivalent by the other Funds for this purpose, as eligible to count towards the Fund’s “80% of net assets” test, assuming in each case that the instrument pays interest that is exempt from regular federal income tax. Holding commercial paper of any maturity can have a material impact on the Fund’s returns as commercial paper generally carries both lower risk and lower returns relative to equity securities and other types of debt instruments.

Covered Option Writing. The Core Municipal ETF may write “covered” call options on equity or debt securities and on stock indices in seeking to enhance investment return or to hedge against declines in the prices of portfolio securities or may write put options to hedge against increases in the prices of securities which it intends to purchase. Generally, a call option is covered if the Fund holds, on a share- for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other liquid short-term obligations in an account with its custodian). Generally, a put option is “covered” if the Fund maintains cash, Treasury bills or other high grade short-term obligations with a value equal to the exercise price in an account with its custodian, or holds on a share-for-share basis a put on the same equity or debt security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written, or lower than the exercise price of the put written if the difference is maintained in an account with its custodian. One reason for writing options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In the case of a securities call, the writer receives the premium, but has given up the opportunity for profit from a price increase in the underlying security above the exercise price during the option period. In the case of a stock index call, the writer receives the premium, but is obligated to deliver cash if the underlying index rises sufficiently during the option period. Conversely, the put option writer has, in the form of the premium, gained a profit as long as the price of the underlying security or stock index remains above the exercise price, but has assumed an obligation to purchase the underlying security at the exercise price from or deliver cash to the buyer of the put option during the option period. Other “coverage” arrangements also may be used as permitted by applicable law.

Another reason for writing options is to hedge against a moderate decline in the value of securities owned by the Fund in the case of a call option, or a moderate increase in the value of securities the Fund intends to purchase in the case of a put option. If a covered option written by the Fund expires unexercised, it will realize income equal to the amount of the premium it received for the option. If an increase occurs in the underlying security or stock index sufficient to result in the exercise of a call written by the Fund, it may be required to deliver securities or cash and may thereby forego some or all of the gain that otherwise may have been realized on the securities underlying the call option. This “opportunity cost” may be partially or wholly offset by the premium received for the covered call written by the Fund.

Credit Risk. Credit risk is the risk that issuers, guarantors, or insurers may fail, or become less able or unwilling, to pay interest and/or principal when due, including default risk. The value of the debt securities and other instruments held by the Core Municipal ETF fluctuates with the credit quality, or perceived credit quality, of the issuers of those instruments. The Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. Failure of an issuer to make timely payments of principal and interest or a decline or perception of decline in the credit quality of a debt security can cause the price of the debt security to fall, potentially lowering the respective Fund’s share price. The credit quality of a security or instrument can deteriorate suddenly and rapidly, which may negatively impact its liquidity and value. Generally, the longer the maturity and the lower the credit quality of a security, the more sensitive it is to credit risk. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality and do not protect against a decline of value of a security.

Cyber Security and Information Technology Risk. The Funds and their service providers depend on complex information technology and communications systems to conduct business functions, making them susceptible to operational and information security risks. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption, or lose operational capacity. The Fund, and its service providers, may be prone to operational and information

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security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber attacks affecting the Fund or its Adviser, the Sub-Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate their net asset values, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to violations of applicable privacy and other laws, regulatory fines or financial losses and/or cause reputational damage. The Fund also may incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers or securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such companies to lose value.

The Fund and its service providers have administrative and technical safeguards in place with respect to information security. Nevertheless, the Fund and its service providers are potentially susceptible to operational and information security risks resulting from a cyber attack as the Fund is highly dependent upon the effective operation of their computer systems and those of their business partners. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber attacks affecting the Fund’s service providers may adversely affect the Fund and its shareholders. For instance, cyber attacks may interfere with the processing of Fund transactions, including the processing of orders, impact the Fund’s ability to calculate net asset values, cause the release and possible destruction of confidential customer or business information, impede trading, subject the Fund and/or its service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks also may affect the issuers of securities in which the Fund invests, which may cause the Fund’s investments to lose value. The Fund also may incur additional costs for cyber security risk management in the future. Although the Fund and its service providers have adopted security procedures to minimize the risk of a cyber attack, there can be no assurance that the Fund or its service providers will avoid losses affecting the Fund due to cyber attacks or information security breaches in the future.

Recent technological advances in artificial intelligence, robotics and machine learning technologies (collectively “AI Technologies”) and their current and potential future applications including in the financial sectors, as well as the legal and regulatory frameworks within which they operate, continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto. Regulations related to AI Technologies also may impose certain obligations on organizations, and the costs of monitoring and responding to such regulations, as well as the consequences of non-compliance, could have an adverse effect on organizations connected to the Fund and its investments. In addition, the Fund and its investments could be exposed to risks to the extent third-party service providers or any counterparties use AI Technologies in their business activities.

Derivative Transactions. The Core Municipal ETF may invest, as a non-principal investment practice, in options, futures and swaps and related products which are often referred to as “derivatives.” The use of derivatives is a highly specialized activity that can involve investment techniques and risks different from, and in some respects greater than, those associated with investing in more traditional investments such as stocks and bonds. Derivatives may have a return that is tied to a formula based upon an interest rate, index or other measurement which may differ from the return of a simple security of the same maturity. A formula may have a cap or other limitation on the rate of interest to be paid. Derivatives may have varying degrees of volatility at different times, or under different market conditions, and may perform in unanticipated ways. Derivatives can be difficult to value and valuation may be more difficult in times of market turmoil. There may be imperfect correlation between the behavior of a derivative and that of the reference instrument underlying the derivative, and the reference asset may not perform as anticipated. An abrupt change in the price of a reference instrument could render a derivative worthless. Derivatives may involve risks different from, and possibly greater than, the risks associated with investing directly in the reference instrument. Derivatives may involve fees, commissions, or other costs that may reduce the Fund’s gains or exacerbate losses from the derivatives. Use of derivatives or similar instruments may not be as favorable as a direct investment in an underlying investment and may adversely affect the amount, timing and character of income distributed to shareholders. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Code”). If such provisions are applicable, there could be an increase in the amount of taxable dividends paid by the Fund.

The Fund may enter into interest rate, total return, credit default, currency, equity, fixed income and index swaps and the purchase or sale of related caps, floors and collars. The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, for investment purposes, to deploy cash or to protect against any increase in the price of securities it anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Generally, a total return swap is an agreement between two parties, pursuant to which one pays (and the other receives) an amount equal to the total return of an underlying reference asset in exchange for a regular payment, at a fixed or floating rate or the total rate of return of another financial instrument. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential between them. An index swap is an

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agreement to swap cash flows on a notional amount based on changes in values of the reference indices. For example, the Fund may agree to swap the return generated from one fixed income index for the return generated by a second fixed income index. Swaps may be used in conjunction with other derivative instruments to offset interest rate, currency or other underlying risks. For example, interest rate swaps may be offset with “caps,” “floors” or “collars.” A “cap” is essentially a call option which places a limit on the amount of floating rate interest that must be paid on a certain principal amount. A “floor” is essentially a put option which places a limit on the minimum amount that would be paid on a certain principal amount. A “collar” is essentially a combination of a long cap and a short floor where the limits are set at different levels.

The Fund will typically enter into swaps on a net basis; that is, the two payment streams will be netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.

Rule 18f-4 under the 1940 Act permits the Fund to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the Fund, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).

Under Rule 18f-4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, and borrowed bonds), if the Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when-issued or forward- settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and non- standard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

Unless the Fund is relying on the Limited Derivatives User Exception (as defined below), the Fund must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires the Fund to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on Fund leverage risk calculated based on value-at-risk (“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board, including a majority of Independent Trustees, and periodically reviews the DRMP and reports to the Board.

Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if the Fund’s “derivatives exposure” (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”). As of the date of this Statement of Additional Information, the Fund expects to rely on the Limited Derivatives User Exception.

Unfunded Lending Commitments. Certain loans made by the Core Municipal ETF represent advance commitments to extend credit as and when requested by the borrower. These commitments typically are subject to various contingencies and conditions. The Fund also must manage its available cash, cash equivalents and borrowings so as to have cash on hand to complete the loan when required. Rule 18f-4 adopted by the Securities and Exchange Commission (the “SEC”) under the 1940 Act requires that the Fund reasonably believe, at the time it enters into an unfunded commitment agreement, that it will have sufficient cash and cash equivalents to meet its obligations on these commitments when due. The Fund will consider its overall circumstances when evaluating sufficiency of its cash and cash equivalents for this purpose. For example, the Fund will consider any conditions on its commitments, its reasonable expectations as to when each commitment will be due, other obligations of the Fund and the Fund’s ability to borrow.

Direct Lending Risk. The Core Municipal ETF may engage in direct lending. Direct loans between the Fund and a borrower may not be administered by an underwriter or agent bank. The Fund may provide financing to borrowers directly or through companies affiliated with the Fund. The terms of the direct loans are negotiated with borrowers in private transactions. Furthermore, a direct loan may be secured or unsecured. The Fund will rely primarily upon the creditworthiness of the borrower and/or any collateral for payment of interest and repayment of principal. Direct loans may subject the Fund to liquidity risk, interest rate risk, and borrower default or insolvency. Direct loans are not publicly traded and may not have a secondary market which may have an adverse impact on the ability of the Fund to dispose of a direct loan and/or value the direct loan. The Fund’s performance may be impacted by the Fund’s ability to lend on favorable terms as the Fund may be subject to increased competition or a reduced supply of qualifying loans which could lead to lower yields and reduce performance.

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As part of its lending activities, the Fund may originate loans to borrowers that are experiencing significant financial or business difficulties, including borrowers involved in bankruptcy or other reorganization and liquidation proceedings. Although the terms of such financing may result in significant financial returns to the Fund, they involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful financing to borrowers experiencing significant financial difficulties is unusually high. Different types of assets may be used as collateral for the Fund’s loans and, accordingly, the valuation of and risks associated with such collateral will vary by loan. There is no assurance that the Fund will correctly evaluate the value of the assets collateralizing the Core Municipal ETF’s loans or the prospects for a successful reorganization or similar action. In any reorganization or liquidation proceeding relating to a borrower that the Fund is lending money to, the Fund may lose all or part of the amounts advanced to the borrower or may be required to accept collateral with a value less than the amount of the loan advanced by the Fund to the borrower. Furthermore, in the event of a default by a borrower, the Fund may have difficulty disposing of the assets used as collateral for a loan. To the extent the Fund seeks to engage in direct lending, the Fund will be subject to enhanced risks of litigation, regulatory actions and other proceedings. As a result, the Fund may be required to pay legal fees, settlement costs, damages, penalties or other charges, any or all of which could materially adversely affect the Fund and its holdings.

Equity Securities. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which Small Cap Equity ETF invests will cause the NAV of the Fund to fluctuate. Small Cap Equity ETF purchases equity securities traded in the U.S. and abroad on registered exchanges or the over-the-counter market. Specific risks are described in more detail below (See “Non-Principal Investment Policies and Risks” below for a description of Hybrid Securities, including Convertible Securities and Preferred Stock, and Warrants):

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Small Capitalization Issuers. Investing in equity securities of small capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Exchange-Traded Funds (“ETFs”). Each Fund may invest in open-end investment companies whose shares are listed for trading on a national securities exchange. Each Fund is actively managed by an investment adviser and/or sub-advisers and does not seek to provide investment results that correspond to an index.

ETFs are subject to risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. An actively managed ETF may not perform as well as its investment adviser and/or sub-advisers expect, and/or the actively managed ETF’s portfolio management practices might not work to achieve the desired result. Individual shares of an ETF are generally not redeemable at their NAV, but trade on an exchange during the day at prices that are normally close to, but not the same as, their NAV. There is no assurance that an active trading market will be maintained for the shares of an ETF or that market prices of the shares of an ETF will be close to their NAVs. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV. In addition, the purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to a fund’s own expenses.

Investments in securities of ETFs beyond the limitations set forth in Section 12(d)(1)(A) of the 1940 Act are subject to certain terms and conditions described below. Section 12(d)(1)(A) states that a fund may not acquire shares of other investment companies, such as ETFs, in excess of: 3% of the total outstanding voting stock of the investment company; 5% of its total assets invested in the investment company; or more than 10% of the fund’s total assets were to be invested in the aggregate in all investment companies. The purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to a fund’s own expenses. In October 2020, the SEC adopted certain regulatory changes and took other actions related to the ability of an investment company to invest in another investment company. The changes include, among other things, amendments to Rule 12d1-1, the rescission of Rule 12d1-2, and the adoption of Rule 12d1-4 under the 1940 Act (“Rule 12d1-4”) which allows funds to invest in other investment companies in excess of some of the limitations discussed above, subject to certain limitations and conditions. An acquiring fund relying on Rule 12d-4 must enter into a fund of funds investment agreement with the acquired fund. Rule 12d1-4 outlines the requirements for fund of funds

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agreements and specifies certain reporting responsibilities of the acquiring fund’s adviser. The Funds expect to rely on Rule 12d1-4 to the extent the Adviser deems such reliance necessary or appropriate.

Foreign Securities. Investments in foreign securities involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. In addition, foreign investments may include additional risks associated with more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which Small Cap Equity ETF may invest. Volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility or price can be greater than in the United States. Future political and economic information, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions, might adversely affect the payment of principal and interest on foreign obligations. Inability to dispose of securities due to settlement problems could result either in losses to an underlying investment company due to subsequent declines in value of the securities, or, if the underlying investment company has entered into a contract to sell the securities, could result in possible liability to the purchaser. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the United States.

Settlement mechanics may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of an underlying investment company is uninvested and no return is earned thereon. The inability of an underlying investment company to make intended security purchases due to settlement problems could cause the underlying investment company to miss attractive investment opportunities.

Each Fund values its securities and other assets in U.S. dollars. As a result, if Small Cap Equity ETF invests in securities denominated in foreign currencies, the NAV of the Fund’s shares may fluctuate with U.S. dollar exchange rates as well as the price changes of the Fund’s securities in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared to the currencies in which the Fund makes its investments could reduce the effect of increases and magnify the effect of decreases in the price of the Fund’s securities in their local markets. Conversely, a decrease in the value of the U.S. dollar may have the opposite effect of magnifying the effect of increases and reducing the effect of decreases in the prices of Small Cap Equity ETF’s securities in its foreign markets. In addition to favorable and unfavorable currency exchange rate developments, Small Cap Equity ETF is subject to the possible imposition of exchange control regulations or freezes on convertibility of currency.

If Small Cap Equity ETF invests in obligations of foreign branches of U.S. banks (Eurodollars) and U.S. branches of foreign banks (Yankee dollars) or foreign branches of foreign banks, these investments involve risks that are different from investments in securities of U.S. banks, including potential unfavorable political and economic developments, different tax provisions, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest. A Fund may also invest in debt securities issued or guaranteed by foreign governments, including Yankee bonds, which are issued by foreign governments and their agencies and foreign corporations, but pay interest in U.S. dollars and are typically issued in the United States.

European countries can be affected by the significant fiscal and monetary controls that the European Economic and Monetary Union (“EMU”) imposes for membership. Europe’s economies are diverse, its governments are decentralized, and its cultures vary widely. Several European Union (“EU”) countries, including Greece, Ireland, Italy, Spain and Portugal, have faced budget issues, some of which may have negative long-term effects for the economies of those countries and other EU countries. There is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among EMU member countries. Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the EMU. These requirements can severely limit the ability of EMU member countries to implement monetary policy to address regional economic conditions.

Recently, various countries have seen significant internal conflicts and in some cases, civil wars may have had an adverse impact on the securities markets of the countries concerned. In addition, the occurrence of new disturbances due to acts of war or terrorism or other political developments cannot be excluded. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political, regulatory or social instability or uncertainty or diplomatic developments, including the imposition of sanctions or other similar measures, could adversely affect a Fund’s investments.

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Recent examples of the above include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Israel, Hamas and other militant groups in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect a Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity. In addition, to the extent new sanctions are imposed or previously relaxed sanctions are reimposed (including with respect to countries undergoing transformation), complying with such restrictions may prevent a Fund from pursuing certain investments, cause delays or other impediments with respect to consummating such investments or divestments, require divestment or freezing of investments on unfavorable terms, render divestment of underperforming investments impracticable, negatively impact the Fund’s ability to achieve its investment objective, prevent the Fund from receiving payments otherwise due it, increase diligence and other similar costs to the Fund, render valuation of affected investments challenging, or require the Fund to consummate an investment on terms that are less advantageous than would be the case absent such restrictions. Any of these outcomes could adversely affect the Fund’s performance with respect to such investments, and thus the Fund’s performance as a whole.

Investment Company Shares. Each Fund may invest in shares of other investment companies to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by a Fund. A Fund’s purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Fund’s expenses. Unless an exception is available, Section 12(d)(1)(A) of the 1940 Act prohibits a fund from (i) acquiring more than 3% of the voting shares of any one investment company, (ii) investing more than 5% of its total assets in any one investment company, and (iii) investing more than 10% of its total assets in all investment companies combined. These limits will not apply to the investment of uninvested cash balances in shares of registered or unregistered money market funds whether affiliated or unaffiliated. The foregoing exemption, however, only applies to an unregistered money market fund that (i) limits its investments to those in which a money market fund may invest under Rule 2a-7 of the 1940 Act, and (ii) undertakes to comply with all the other provisions of Rule 2a-7.

For hedging or other purposes, a Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as ETFs, are traded on a securities exchange. The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company’s shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things.

Investments by a Fund in other investment companies, including ETFs, will be subject to the limitations of the 1940 Act. Pursuant to Rule 12d1-4 and procedures approved by the Board, a Fund may invest in other investment companies beyond the limits contained in the 1940 Act, subject to certain conditions imposed by Rule 12d1-4 including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements and limits on most three-tier fund structures.

Certain investment companies whose securities are purchased by a Fund may not be obligated to redeem such securities in an amount exceeding 1% of the investment company’s total outstanding securities during any period of less than 30 days. Therefore, such securities that exceed this amount may be illiquid.

If required by the 1940 Act, the Funds expect to vote the shares of other investment companies that are held by it in the same proportion as the vote of all other holders of such securities.

Large Redemptions; New Fund Risks; Fund Liquidations. If one or more investors in a Fund initiate significant redemptions, it may be necessary to dispose of assets to meet the redemption request. This can make ordinary portfolio management and rebalancing decisions more complicated to implement, can result in a Fund’s current expenses being allocated over a smaller asset base, which generally results in an increase in a Fund’s expense ratio, and can accelerate the realization of taxable income and cause the Fund to make taxable distributions to shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. The impact of these transactions is likely to be greater in highly volatile markets or less liquid markets or for smaller or newer Funds or when a significant investor purchases, redeems or owns a substantial portion of a Fund’s shares. Because large redemptions (for example, $250,000 or more) can adversely affect a portfolio manager’s ability to implement a fund’s investment strategy, each Fund also reserves the right to redeem in-kind, subject to certain conditions. Funds that are new or that do not have considerable operating history also face greater risks that their investment strategies may not be successful, because the Fund may launch at an inopportune time or for other reasons. New Funds may not attract sufficient assets to achieve investment, trading or other efficiencies. In addition, new Funds may be subject to a “ramp-up” period, during which it may not be fully invested or able to meet its investment objective or principal investment

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strategies. In general, a Fund may be liquidated without shareholder approval and/or at a time that may not be favorable for all shareholders, which also may result in disposition of assets and acceleration of taxable capital gains or realization of losses. From time to time, the Adviser or its affiliates may invest “seed” capital in a Fund. These investments are generally intended to enable the Fund to commence investment operations and achieve sufficient scale and may be withdrawn, in whole or in part, at such time as the Adviser or its affiliates determine to be appropriate. The Adviser and its affiliates may, from time to time, hedge some or all of the investment exposure of the seed capital invested in the Fund.

Large Shareholder Purchase and Redemption Risk. Each Fund may experience adverse effects when certain large shareholders, including APs (as defined below), purchase or redeem large amounts of shares of the Fund. There is no requirement that these shareholders maintain their investment in a Fund. There is a risk that such large shareholders may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could to the extent the Fund permits redemptions in cash, accelerate the realization of taxable income and cause the Fund to make taxable distributions to shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, remaining shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year.

Money Market Securities. Each Fund may invest its assets in money market instruments (the types of which are discussed below). Money market instruments include (i) short-term U.S. government securities, including custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; (ii) commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization (“NRSRO”), such as S&P Global Ratings (“S&P”) or Moody’s Investors Service (“Moody’s”), or determined by the Adviser to be of comparable quality at the time of purchase; (iii) short-term bank obligations (certificates of deposit, time deposits and bankers’ acceptances) of U.S. domestic banks, foreign banks and foreign branches of domestic banks, and commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and (iv) repurchase agreements involving such securities. Each of these types of money market securities is discussed in more detail below. For a description of ratings, see Appendix A to this SAI.

Restricted Securities. Each Fund may purchase securities which are not registered under the 1933 Act but which may be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act (“Restricted Securities”). These securities will not be considered illiquid so long as it is determined by the Adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in an underlying investment company during any period that qualified institutional buyers become uninterested in purchasing restricted securities. In reaching liquidity decisions, the Adviser may consider, among others, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

The purchase price and subsequent valuation of Restricted Securities normally reflect a discount from the price at which such securities trade when they are not restricted, since the restriction makes them less liquid. The amount of the discount from the prevailing market price is expected to vary depending upon the type of security, the character of the issuer, the party who will bear the expenses of registering the Restricted Securities and prevailing supply and demand conditions.

As consistent with each Fund’s respective investment objective, the Funds may also invest in Section 4(2) commercial paper. Section 4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market in such commercial paper. The Trust believes that Section 4(2) commercial paper is liquid to the extent it meets the criteria established by the Board. The Trust intends to treat such commercial paper as liquid and not subject to the investment limitations applicable to illiquid securities or restricted securities.

Special Note Regarding Market Events. Periods of unusually high financial market volatility and restrictive credit conditions, at times limited to a particular sector or geographic area, have occurred in the past and may be expected to recur in the future. Some countries, including the United States, have adopted or have signaled protectionist trade measures, relaxation of the financial industry regulations that followed the financial crisis, and/or reductions to corporate taxes. The scope of these policy changes is still developing, but the equity and debt markets may react strongly to expectations of change, which could increase volatility, particularly if a resulting policy runs counter to the market’s expectations. The outcome of such changes cannot be foreseen at the present time. In addition, geopolitical and other risks, including events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Funds and their investments. As a result of increasingly interconnected global economies and financial markets,

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the value and liquidity of a Fund’s investments may be negatively affected by events impacting a country or region, regardless of whether a Fund invests in issuers located in or with significant exposure to such country or region.

Disease outbreaks that affect local economies or the global economy may materially and adversely impact a Fund and/or the Adviser’s business. For example, uncertainties regarding the COVID-19 outbreak have resulted in serious economic disruptions across the globe. Recent events are impacting the securities markets. Governmental authorities and regulators throughout the world, such as the U.S. Federal Reserve, have in the past responded to major economic disruptions with changes to fiscal and monetary policy, including but not limited to, direct capital infusions, new monetary programs, and interest rates changes. Such policy changes may adversely affect the value, volatility and liquidity of dividend and interest paying securities.

In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price its investments. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets. To the extent a Fund may overweight its investments in certain countries, companies, industries or market sectors, such position will increase a Fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors. These conditions could result in a Fund’s inability to achieve its investment objectives, cause the postponement of reconstitution or rebalance dates for benchmark indices, adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, negatively impact a Fund’s performance, and cause losses on your investment in a Fund.

Additionally, U.S. and global markets recently have experienced increased volatility, including the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Funds and issuers in which they invest. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Funds and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

Derivatives Risk. The Funds may invest in derivative products to, among other things, obtain exposure to specific asset class sectors and seek to hedge against possible adverse impact of changes in stock market prices, currency exchange rates or interest rates in the market value of its securities or securities to be purchased. Use of derivatives or similar instruments may not be as favorable as a direct investment in an underlying investment and may adversely affect the amount, timing and character of income distributed to shareholders. As a result, a larger portion of a Fund’s distributions may be treated as ordinary income rather than capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Code”). If such provisions are applicable, there could be an increase in the amount of taxable dividends paid by a Fund.

Rule 18f-4 under the 1940 Act provides for the regulation of a registered investment company’s use of derivatives and related instruments. Rule 18f-4 prescribes specific value-at-risk leverage limits for certain derivatives users and requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and prescribes reporting requirements in respect of derivatives. Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4, it is not subject to the full requirements of Rule 18f-4. As of the date of this Statement of Additional Information, each Fund is relying on the limited derivatives user exception.

With respect to reverse repurchase agreements or other similar financing transactions in particular, including certain tender option bonds, Rule 18f-4 permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the 1940 Act, and combines the aggregate amount of indebtedness associated with all reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all reverse repurchase agreements or similar financing transactions as derivatives transactions for all purposes under Rule 18f-4. The Funds have adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. Rule 18f-4 under the 1940 Act may require the Funds to observe more stringent asset coverage and related requirements than were previously imposed by the 1940 Act, which could adversely affect the value or performance of the Funds. Limits or restrictions applicable to the counterparties or issuers, as applicable, with which the Funds may engage in derivative transactions could also limit or prevent the Funds from using certain instruments. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract

Currency Exchange Transactions. A Fund may engage in a currency exchange transaction through a forward currency exchange contract (or other cash management position). A currency exchange transaction may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through a forward currency

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exchange contract (“Forward Contract”) (or other cash management position). A Forward Contract is an agreement to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. Forward Contracts are usually entered into with banks and broker-dealers, are not exchange traded and are usually for less than one year.

Currency exchange transactions may involve currencies of the different countries in which the Funds may invest, and may serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. A Fund’s currency transactions may include transaction hedging and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of a Forward Contract (or other cash management position) with respect to specific payables or receivables of a Fund in connection with the purchase or sale of portfolio securities. Portfolio hedging is the use of a Forward Contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. A Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. In addition to hedging transactions, a Fund’s currency transactions may include those intended to profit from anticipated currency exchange fluctuations, even if not related to any particular Fund transaction or portfolio position, which can result in losses if such fluctuations do not occur as anticipated. At the maturity of a Forward Contract to deliver a particular currency, a Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a Forward Contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver, and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in Forward Contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new Forward Contract to sell the currency. Should forward prices decline during the period between the date a Fund enters into a Forward Contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to a Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

Options On Securities. The Funds may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Index options are put options and call options on various indices. In most respects, they are identical to listed options on other securities (“non-index options”). The primary difference between non-index options and index options occurs when index

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options are exercised. In the case of non-index options, the underlying security is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple.

A Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Funds will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Certain Risks Regarding Options. There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Successful use by the Funds of options on indices will be subject to the ability of the Adviser and Sub-Adviser to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, the Funds’ ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Funds. In as much as the Funds’ securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Funds bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the indices. It is also possible that there may be a negative correlation between the index and the Fund’s securities that would result in a loss on both such securities and the options on indices acquired by the Funds.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of index options involves the risk that the premium and transaction costs paid by the Funds in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the index on which the option is based.

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There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Funds are unable to close out a call option on securities that it has written before the option is exercised, the Funds may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If the Funds were unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

Futures and Options on Futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund may reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission (“CFTC”). The Funds may use futures contracts and related options for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent futures and/or options on futures are employed by a Fund, the Fund will limit such investments in commodity futures, commodity options contracts and swaps to below the de minimis thresholds adopted by the CFTC in its recent amendments to Rule 4.5 (see below for a description of these thresholds). For this reason, the Adviser is not required to register as a “commodity pool operator” (“CPO”) under the Commodity Exchange Act at this time.

With respect to investments in swap transactions, commodity futures, commodity options or certain other derivatives used for purposes other than bona fide hedging purposes, an investment company must meet one of the following tests under the amended regulations in order to claim an exemption from being considered a “commodity pool” or a CPO. First, the aggregate initial margin and premiums required to establish an investment company’s positions in such investments may not exceed five percent (5%) of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such investments). Alternatively, the aggregate net notional value of such instruments, determined at the time of the most recent position established, may not exceed one hundred percent (100%) of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such positions). In addition to meeting one of the foregoing trading limitations, the investment company may not market itself as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps and derivatives markets. In the event that the Adviser were required to register as a CPO with respect to a Fund, the disclosure and operations of the Fund would need to comply with all applicable CFTC regulations.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally, contracts are closed out prior to the expiration date of the contract.

Each Fund is required to comply with Rule 18f-4 under the 1940 Act. See “Derivatives Risk” above for additional information.

There are significant risks associated with a Fund’s use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser’s investment adviser’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure.

Certain Investment Techniques and Derivatives Risks. When the Adviser uses investment techniques such as margin, leverage and short sales, and forms of financial derivatives, such as options and futures, an investment in the Funds may be more volatile than investments in other funds. Although the intention is to use such investment techniques and derivatives to minimize risk to the Funds, as well as for speculative purposes, there is the possibility that improper implementation of such techniques and derivative strategies or unusual market conditions could result in significant losses to the Funds. Derivatives are used to limit risk in the Funds or to enhance investment return and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives involve special risks, including: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange

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imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund’s initial investment in that instrument (in some cases, the potential loss in unlimited); (6) particularly in the case of privately- negotiated instruments, the risk that the counterparty will not perform its obligations, or that penalties could be incurred for positions held less than the required minimum holding period, which could leave a Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences. In addition, the use of derivatives for non-hedging purposes (that is, to seek to increase total return) is considered a speculative practice and may present an even greater risk of loss than when used for hedging purposes.

Exchange-Traded Funds (“ETFs”). The Core Municipal ETF may invest in ETFs. ETFs are investment companies or special purpose trusts that often pursue investment objectives to achieve the same rate of return as a particular market index or commodity while trading throughout the day on an exchange. Most ETF shares are sold initially in the primary market in units of 50,000 or more (“creation units”). A creation unit represents a bundle of securities (or other assets) that replicates, or is a representative sample of, the ETF’s holdings and that is deposited with the ETF. Once owned, the individual shares comprising each creation unit are traded on an exchange in secondary market transactions for cash. The secondary market for ETF shares allows them to be readily converted into cash, like commonly traded stocks. The combination of primary and secondary markets permits ETF shares to be traded throughout the day close to the value of the ETF’s underlying holdings. The Fund would purchase and sell individual shares of ETFs in the secondary market. These secondary market transactions require the payment of commissions.

ETF shares are subject to the same risks as investment companies, as described above. Furthermore, there may be times when the exchange halts trading, in which case a fund owning ETF shares would be unable to sell them until trading is resumed. In addition, because ETFs often invest in a portfolio of common stocks and “track” a designated index, an overall decline in stocks comprising an ETF’s benchmark index could have a greater impact on the ETF and investors than might be the case in an investment company with a more widely diversified portfolio. Losses could also occur if the ETF is unable to replicate the performance of the chosen benchmark index. ETFs tracking the return of a particular commodity (e.g., gold or oil) are exposed to the volatility and other financial risks relating to commodities investments.

Other risks associated with ETFs include the possibility that: (i) an ETF’s distributions may decline if the issuers of the ETF’s portfolio securities fail to continue to pay dividends; and (ii) under certain circumstances, an ETF could be terminated. Should termination occur, the ETF could have to liquidate its portfolio when the prices for those assets are falling. In addition, inadequate or irregularly provided information about an ETF or its investments, because many ETFs are passively managed, could expose investors in ETFs to unknown risks.

Floating Rate and Variable Rate Demand Notes. The Core Municipal ETF generally will purchase floating rate and variable rate demand notes for short-term cash management purposes. Floating rate and variable rate demand notes are debt instruments that provide for periodic adjustments in the interest rate. The interest rate on these instruments may be reset daily, weekly or on some other reset period and may have a floor or ceiling on interest rate changes. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank’s prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate. Interest rate adjustments are designed to help stabilize the instrument’s price or maintain a fixed spread to a predetermined benchmark. While this feature may protect against a decline in the instrument’s market price when interest rates or benchmark rates rise, it may lower the Fund’s income when interest rates or benchmark rates fall. The Fund’s income from its floating rate and variable rate investments also may increase if interest rates rise. Floating rate and variable rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the issuer. The failure by the Fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the Fund and may reduce the value of its assets. Floating rate and variable rate demand notes and bonds may have a stated maturity in excess of one year but may have features that permit a holder to demand payment of principal plus accrued interest upon a specified number of days’ notice. Such obligations may be secured by letters of credit or other credit support arrangements provided by banks. If these obligations are not secured by letters of credit or other credit support arrangements, the Fund’s right to demand payment will be dependent on the ability of the issuer to pay principal and interest on demand. In addition, these may not be rated by credit rating agencies and may involve heightened risk of default by the issuer. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days’ notice to the holders. There is no assurance that the Fund will be able to reinvest the proceeds of any prepayment at the same interest rate or on the same terms as those of the original instrument. The absence of an active secondary market for floating rate and variable rate demand notes could make it difficult for the Fund to dispose of the instruments, and the Fund could suffer a loss if the issuer defaults or during periods in which the Fund is not entitled to exercise its demand rights. When a reliable trading market for the floating rate and variable rate instruments held by the Fund does not exist and the Fund may not

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demand payment of the principal amount of such instruments within seven days, the instruments may be deemed illiquid and therefore subject to the Fund’s limitation on investments in illiquid securities.

Floating Rate Securities. The Core Municipal ETF generally will invest in short-term floating rate securities issued by municipal tender option bond trusts (“TOB Trusts”) (see also the discussion under “Inverse Floaters”). Generally, the interest rate earned will be based upon the market rates for municipal securities with maturities or remarketing provisions that are comparable in duration to the periodic interval of the tender option, which may vary from weekly, to monthly, to other periods of up to one year. Since the tender option feature provides a shorter term than the final maturity or first call date of the underlying municipal bond deposited in the trust, the Fund, as the holder of the floating rate securities, relies upon the terms of the remarketing and liquidity agreements with the financial institution that acts as remarketing agent and/or liquidity provider as well as the credit strength of that institution. As further assurance of liquidity, the terms of the TOB Trust provide for a liquidation of the municipal bond deposited in the trust and the application of the proceeds to pay off the floating rate securities. TOB Trusts that are organized to issue both short-term floating rate securities and inverse floaters generally include liquidation triggers to protect the investor in the floating rate securities.

Forward-Settled, When-Issued or Delayed-Delivery Securities. The Core Municipal ETF may purchase securities on a “forward-settled,” “when-issued” or “delayed-delivery” basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if the Adviser deems it advisable for investment reasons.

Any borrowing by the Fund, may increase net asset value fluctuation. Forward-settled, when-issued or delayed-delivery securities are subject to the risk that the security will not be issued or that a counterparty will fail to complete the sale or purchase of the security. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price and may forgo any gain in the security’s price.

Securities purchased on a forward-settled, when-issued or delayed-delivery basis are recorded as assets on the day following the purchase and are marked-to-market daily. The Fund will not invest more than 25% of its assets in forward-settled, when-issued or delayed- delivery securities, does not intend to purchase such securities for speculative purposes and will make commitments to purchase securities on a forward-settled, when-issued or delayed-delivery basis with the intention of actually acquiring the securities. However, the Fund reserves the right to sell acquired forward-settled, when-issued or delayed-delivery securities before their settlement dates if deemed advisable.

Futures and Options on Futures. The Core Municipal ETF may utilize futures contracts and options on futures. These transactions may be effected on securities exchanges or in the over-the-counter market. When purchased over-the-counter, the Fund bears the risk that the counterparty to the contract will be unable or unwilling to perform its obligations. These contracts also may be illiquid and, in such cases, the Fund may have difficulty closing out its position. Engaging in these types of transactions is a specialized activity and involves risk of loss. In addition, engaging in these types of transactions may increase the volatility of returns, because they commonly involve significant “built in” leverage and can be entered into with relatively small “margin” commitments relative to the resulting investment exposure. Futures contracts and similar “derivative” instruments are also subject to the risk of default by the counterparties to the contracts. The Fund may engage in certain investment techniques which create market exposure, such as dollar rolls.

Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. Successful use of futures also is subject to the investment adviser’s ability to predict correctly movements in the direction of the relevant market, and, to the extent the transaction is entered into for hedging purposes, to determine the appropriate correlation between the transaction being hedged and the price movements of the futures contract.

[Futures and related options transactions must constitute permissible transactions pursuant to regulations promulgated by the CFTC. As a general matter, the Adviser intends to conduct the operations of the Fund in compliance with CFTC Rule 4.5 under the Commodity Exchange Act of 1974, as amended (the “Commodity Exchange Act”), in order to avoid regulation by the CFTC as a commodity pool operator with respect to the Fund. The Rule 4.5 exemption limits (i) the ability of the Fund to trade in specified “commodity interests” (generally, futures, options on futures, certain foreign exchange transactions, and many swaps) beyond levels approved by the CFTC as de minimis and (ii) the ability of the Fund to market itself as providing investment exposure to such instruments. The regulatory requirements could change at any time and additional regulations could also be adopted, which may adversely affect the Fund.]

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Hybrid Investments. Hybrid securities may include preferred stock and convertible securities. Preferred stock generally does not exhibit as great a potential for appreciation or depreciation as common stock, although it ranks above common stock in its claim on income for dividend payments. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer’s board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer’s creditworthiness than are the prices of debt securities. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Each Fund may invest in securities that can be converted into common stock. A convertible security may be a bond, debenture, note, preferred stock, or other security or debt obligation that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of, and risks associated with, both equity and fixed income instruments. As such, the value of most convertible securities will vary with changes in the price of, and will be subject to the risks associated with, the underlying common stock. Additionally, convertible securities are also subject to the risk that the issuer may not be able to pay principal or interest when due and the value of the convertible security may change based on the issuer’s credit rating. Because their value can be influenced by many different factors, convertible securities generally have less potential for gain or loss than the underlying common stocks.

A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities and other senior debt obligations of the issuer, but rank senior to common stock in a company’s capital structure. The value of a convertible security is a function of its: (1) yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege; and (2) worth if converted into the underlying common stock. Securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities that are convertible only at the option of the holder.

The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities may be issued by smaller companies whose stock prices may be more volatile than larger companies. A convertible security may have a mandatory conversion feature or a call feature that subjects it to redemption at the option of the issuer at a price established in the security’s governing instrument (see also the discussion under “Call Risk”). If a convertible security held by a Fund is called for redemption, the Fund will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on a Fund’s ability to achieve its investment objectives.

The market value of all securities, including equity and hybrid securities, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measure of a company’s worth.

Illiquid Investments. Pursuant to Rule 22e-4 (“Rule 22e-4” or the “Liquidity Rule”) under the 1940 Act, each Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment as defined in Rule 22e-4 is an investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions within 7 calendar days or less without the sale or disposition significantly changing the market value of the investment. These investments may include restricted securities and repurchase agreements maturing in more than 7 days. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933, as amended (the “1933 Act”), and thus may be sold only in privately negotiated transactions or pursuant to an exemption from registration. Subject to the adoption of guidelines by the Board, certain restricted securities that may be sold to institutional investors pursuant to Rule 144A under the 1933 Act and non-exempt commercial paper may be determined to be liquid by the Adviser. Illiquid investments involve the risk that the investments will not be able to be sold at the time the Adviser desires or at prices approximating the value at which a Fund is carrying the investments. To the extent an investment held by a Fund is deemed to be an illiquid investment or a less liquid investment, the Fund will be exposed to greater liquidity risk.

The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4. If the limitation on illiquid investments is exceeded, the condition will be reported to the Board and, when required by the Liquidity Rule, to the SEC.

Inflation/Deflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Core Municipal ETF’s assets and distributions may decline. This risk is more prevalent with respect to certain types of assets or investments held by the Fund. Inflation creates uncertainty over the future real value (after inflation) of an investment. Inflation rates may change frequently and drastically (and often at different rates in different countries) as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s

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investments may not keep pace with inflation, which may result in losses to investors. Although certain types of assets in which the Fund may invest may to a certain extent provide a measure of protection against inflation, it is possible it will not do so to the extent intended. There is no guarantee that any asset class will perform better than, for example, a broader equity portfolio during times of rising or high inflation. The Fund’s investments may be adversely affected during periods of deflation when asset prices decrease over time across the economy. Deflation may have an adverse effect on investment prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into an inflationary or deflationary pattern, it could last for a prolonged period and may be difficult to reverse.

Inflation-Linked Fixed Income Securities. The Core Municipal ETF may invest in inflation-linked fixed income securities. Inflation- linked fixed income securities are securities that have a principal value that is periodically adjusted according to the rate of inflation. If an index measuring inflation falls, the principal value of inflation-indexed fixed income securities will typically be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. In the case of Treasury Inflation-Protected Securities, also known as TIPS, repayment of original bond principal upon maturity (as adjusted for inflation) is guaranteed by the U.S. Treasury. The market for TIPS may be less developed or liquid, and more volatile, than certain other securities markets. There can be no assurance that the inflation index used in these securities (i.e., the Consumer Price Index) will accurately measure the real rate of inflation. For inflation-linked fixed income securities that do not provide a similar guarantee, the adjusted principal value of the inflation-linked bond repaid at maturity may be less than the original principal.

Such fixed income securities also may be issued by or related to sovereign governments of developed countries, by countries deemed to be emerging markets, and inflation-linked fixed income securities issued by or related to companies or other entities not affiliated with governments. Because of their inflation adjustment feature, inflation-linked fixed income securities typically have lower yields than conventional fixed-rate fixed income securities. In addition, inflation-linked fixed income securities also normally decline in price when real interest rates rise. In the event of deflation, in which prices decline over time, the principal and income of inflation-linked fixed income securities would likely decline, resulting in losses to the Fund.

Interest Rate Risk. Fluctuations in interest rates will affect the values of the Core Municipal ETF. An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values. Duration is a mathematical calculation of the average life of a fixed-income or preferred security that serves as a measure of the security’s price risk to changes in interest rates (or yields). Securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. Thus, the Fund’s sensitivity to interest rate risk will increase with any increase in the Fund’s overall duration. Duration differs from maturity in that it considers potential changes to interest rates, and a security’s coupon payments, yield, price and par value and call features, in addition to the amount of time until the security matures. Various techniques may be used to shorten or lengthen the Fund’s duration. The duration of a security will be expected to change over time with changes in market factors and time to maturity. The link between interest rates and debt securities tends to be weaker with lower-rated debt securities than with investment grade debt securities.

Inverse Floaters. Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions to generate leverage for the Core Municipal ETF. Such instruments are created by a special purpose trust (a “TOB Trust”) that holds long-term fixed rate bonds sold to it by the Fund (the underlying security), and issues two classes of beneficial interests: short-term floating rate interests (“Floaters”), which are sold to other investors, and Inverse Floaters, which are purchased by the Fund. The Fund generally will purchase Floaters issued by a TOB Trust. The Floaters have first priority on the cash flow from the underlying security held by the TOB Trust, have a tender option feature that allows holders to tender the Floaters back to the TOB Trust for their par amount and accrued interest at specified intervals and bear interest at prevailing short-term interest rates. Tendered Floaters are remarketed for sale to other investors for their par amount and accrued interest by a remarketing agent to the TOB Trust and are ultimately supported by a liquidity facility provided by a bank, upon which the TOB Trust can draw funds to pay such amount to holders of Tendered Floaters that cannot be remarketed. The Fund, as holder of the Inverse Floaters, is paid the residual cash flow from the underlying security. Accordingly, the Inverse Floaters provide the Fund with leveraged exposure to the underlying security. When short- term interest rates rise or fall, the interest payable on the Floaters issued by a TOB Trust will, respectively, rise or fall, leaving less or more, respectively, residual interest cash flow from the underlying security available for payment on the Inverse Floaters. Thus, as short- term interest rates rise, Inverse Floaters produce less income for the Fund, and as short-term interest rates decline, Inverse Floaters produce more income for the Fund. The price of Inverse Floaters is expected to decline when interest rates rise and increase when interest rates decline, in either case generally more so than the price of a bond with a similar maturity, because of the effect of leverage. As a result, the price of Inverse Floaters is typically more volatile than the price of bonds with similar maturities, especially if the relevant TOB Trust is structured to provide the holder of the Inverse Floaters relatively greater leveraged exposure to the underlying security (e.g., if the par amount of the Floaters, as a percentage of the par amount of the underlying security, is relatively greater). Upon the occurrence of certain adverse events (including a credit ratings downgrade of the underlying security or a substantial decrease in the market value of the underlying security), a TOB Trust may be collapsed by the remarketing agent or liquidity provider and the underlying security liquidated, and the Fund could lose the entire amount of its investment in the Inverse Floater and may, in some cases, be

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contractually required to pay the shortfall, if any, between the liquidation value of the underlying security and the principal amount of the Floaters. Consequently, in a rising interest rate environment, the Fund’s investments in Inverse Floaters could negatively impact the Fund’s performance and yield, especially when those Inverse Floaters provide the Fund with relatively greater leveraged exposure to the underlying securities held by the relevant TOB Trusts.

The Fund may invest in Inverse Floaters on a non-recourse or recourse basis. If the Fund invests in an Inverse Floater on a recourse basis, the Fund will be required to reimburse the liquidity provider of a TOB Trust for any shortfall between the liquidation value of the underlying security and the principal amount of the Floaters in the event the Floaters cannot be successfully remarketed and the Fund could suffer losses in excess of the amount of its investment in the Inverse Floater.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services to TOB Trusts, which constitute “covered funds” under the Volcker Rule. As a result of the Volcker Rule, the Fund, as holder of Inverse Floaters, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Fund’s expanded role in TOB financing transactions as a result of the Volcker Rule may increase its operational and regulatory risk.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust, which is deemed to be the Fund (as holder of the related Inverse Floaters), to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. As applicable, the Fund will be subject to policies and procedures intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

Investment in Other Investment Companies. The Funds may invest in other registered investment companies. For example, certain markets are closed in whole or in part to equity investments by foreigners and may be available for investment solely or primarily through such an investment company. The Fund generally may invest up to 10% of its total assets in shares of other investment companies and up to 5% of its total assets in any one investment company (in each case measured at the time of investment), as long as no investment represents more than 3% of the outstanding voting stock of the acquired investment company at the time of investment. These restrictions do not apply to certain investment companies known as private investment companies and “qualified purchaser” investment companies (described below under “Private Investment Funds and Other Unregistered Pooled Investment Vehicles”), nor do these restrictions necessarily apply to affiliated fund of funds arrangements, to investments in money market funds, or to investments in certain ETFs (as described above), subject to specialized SEC “exemptive orders” applicable to certain ETFs or rules under the Investment Company Act. Subject to certain conditions, Rule 12d1-4 under the 1940 Act permits a fund relying on the rule to invest in other investment companies, including ETFs, in excess of the limits described above.

Investment in another investment company may involve the payment of a premium above the value of the issuer’s portfolio securities, and is subject to market availability. In the case of a purchase of shares of such a company in a public offering, the purchase price may include an underwriting spread. The Fund does not intend to invest in such an investment company unless, in the judgment of the Fund’s investment adviser, the potential benefits of such investment justify the payment of any applicable premium or sales charge. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company’s expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own advisory fees and other expenses. To the extent the Fund invests in other registered investment companies, its performance will be affected by the performance of those other registered investment companies.

Large-Size Company Risk. A Fund may in invest in larger, more established companies, the securities of which may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Larger companies are generally more mature than smaller companies. They also may have fewer new market opportunities for their products or services, may focus resources on maintaining their market share, and may be unable to respond quickly to new competitive challenges. As a result, the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small and medium- size companies, especially during extended periods of economic expansion

Large Redemptions; New Fund Risks; Fund Liquidations. If one or more investors in the Funds initiate significant redemptions, it may be necessary to dispose of assets to meet the redemption request. This can make ordinary portfolio management and rebalancing

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decisions more complicated to implement, can result in a Fund’s current expenses being allocated over a smaller asset base, which generally results in an increase in the Fund’s expense ratio, and can accelerate the realization of taxable income and cause the Fund to make taxable distributions to shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non- redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. The impact of these transactions is likely to be greater in highly volatile markets or less liquid markets or for smaller or newer funds or when a significant investor purchases, redeems or owns a substantial portion of a Fund’s shares. Because large redemptions (for example, $250,000 or more) can adversely affect a portfolio manager’s ability to implement a Fund’s investment strategy, the Fund also reserves the right to redeem in-kind, subject to certain conditions. Funds that are new or that do not have considerable operating history also face greater risks that their investment strategies may not be successful, because the Fund may launch at an inopportune time or for other reasons. New funds may not attract sufficient assets to achieve investment, trading or other efficiencies. In addition, a Fund may be subject to a “ramp-up” period, during which it may not be fully invested or able to meet its investment objective or principal investment strategies. In general, a Fund may be liquidated without shareholder approval and/or at a time that may not be favorable for all shareholders, which also may result in disposition of assets and acceleration of taxable capital gains or realization of losses. From time to time, the Adviser or its affiliates may invest “seed” capital in a Fund. These investments are generally intended to enable the Fund to commence investment operations and achieve sufficient scale and may be withdrawn, in whole or in part, at such time as the Adviser or its affiliates determine to be appropriate. The Adviser and its affiliates may, from time to time, hedge some or all of the investment exposure of the seed capital invested in a Fund.

Lending of Securities. The Core Municipal ETF may lend its portfolio securities to brokers, dealers and financial institutions, provided outstanding loans do not exceed in the aggregate one-third the value of its total assets and provided that such loans are callable at any time by the Fund and are at all times secured by cash or equivalent collateral that is equal to at least the market value, determined daily, of the loaned securities. The Fund, however, may not enter into portfolio lending arrangements with the Adviser or any of its affiliates absent appropriate regulatory relief from applicable prohibitions contained in the 1940 Act. The advantage of portfolio lending is that the Fund continues to receive payments in lieu of the interest and dividends of the loaned securities, while at the same time earning interest either directly from the borrower or on the collateral, which may be invested in short-term obligations. As voting or consent rights which accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such rights if the matters involved would have a material effect on their investment in the securities which are subject to the loan. The Fund will pay reasonable finders’, administrative and custodial fees in connection with a loan of securities or may share the interest earned on collateral with the borrower. The Fund has no current intention of lending its portfolio securities. If the Fund were to lend its portfolio securities, payments in lieu of interest made by the borrower to the Fund will not constitute “exempt interest” excluded from taxable income, even if the actual interest would have constituted qualified exempt interest had the Fund held the securities. Such payments in lieu of interest are taxable as ordinary income and such amounts cannot be distributed by the Fund to its shareholders in the form of exempt-interest dividends. Similarly, if the Fund were to lend its portfolio securities, payments in lieu of interest made by the borrower to the Fund will not constitute qualified dividend income, even if the actual interest would have constituted qualified dividend income had the Fund held the securities, and distributions by the Fund of such substitute payments will not be eligible to be treated as qualified dividends. (See “Taxes”).

Litigation and Enforcement Risk. Companies involved in significant restructuring tend to involve increased litigation risk, including for investors in these companies. This risk may be greater in the event a Fund takes a large position or is otherwise prominently involved. The expense of defending against (or asserting) claims and paying any amounts pursuant to settlements or judgments would be borne by a Fund (directly if it were directly involved or indirectly in the case claims by or against an underlying company or settlements or judgments paid by an underlying company). Further, ownership of companies over certain threshold levels involves additional filing requirements and substantive regulation on such owners, and if a Fund fails to comply with all of these requirements, the Fund may be forced to disgorge profits, pay fines or otherwise bear losses or other costs from such failure to comply.

In addition, there have been a number of widely reported instances of violations of securities laws through the misuse of confidential information. Such violations may result in substantial liabilities for damages caused to others, for the disgorgement of profits realized and for penalties. Furthermore, if persons associated with a company in which A Fund invested engages in such violations, the Fund could be exposed to losses.

Loans. The Core Municipal ETF may purchase or sell and make, loans or other direct debt instruments, including loan participations and interests in credit facilities of various types. Investing directly in loans or other direct debt instruments exposes the Fund to various risks similar to those borne by a creditor. Such risks include the risk of default, the risk of delayed repayment, and the risk of inadequate collateral. Investments in loans are also less liquid than investments in publicly traded securities and carry less legal protections in the event of fraud or misrepresentation. Unlike debt instruments that are securities, investments in loans are not regulated by federal securities laws or the SEC. In addition, loan participations involve a risk of insolvency by the lending bank or other financial intermediary. To the extent the Fund invests in a credit facility or other loan commitment under which the lender is obligated to lend

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monies to the borrower over time or on demand, the Fund could be subject to continuing calls on its assets by the borrower for the duration of the commitment period.

Corporate loans in which the Fund may invest are generally made to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. A significant portion of the corporate loans purchased by the Fund may represent interests in loans made to finance highly leveraged corporate acquisitions, known as “leveraged buy-out” transactions, leveraged recapitalization loans and other types of acquisition financing. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. In addition, loans generally are subject to restrictions on transfer, and only limited opportunities may exist to sell such participations in secondary markets. As a result, the Fund may be unable to sell loans at a time when it may otherwise be desirable to do so or may be able to sell them only at an unattractive price. The Fund may hold investments in loans for a very short period of time when opportunities to resell the investments that the Adviser believes are attractive arise.

Bank loans in which the Fund may invest include senior secured and unsecured floating rate loans of corporations, partnerships, or other entities. These investments potentially expose the Fund to the credit risk of the underlying borrower, and in certain cases, of the financial institution. The Fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower. Even investments in secured loans present risk, as there is no assurance that the collateral securing the loan will be sufficient to satisfy the loan obligation. Transactions involving bank loans have significantly longer settlement periods (e.g., longer than seven days) than more traditional investments. While the Fund maintains access to a line of credit with a financial institution for short-term credit needs, the sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations until potentially a substantial period after the sale of the loans. In some instances, other accounts managed by the Adviser or an affiliate may hold other securities issued by borrowers whose loans may be held in the Fund’s portfolio.

With respect to its management of investments in bank loans, the Adviser may seek to avoid receiving material, non-public information (“Confidential Information”) about the issuers of bank loans being considered for acquisition by the Fund or held in the Fund’s portfolio. In many instances, borrowers may offer to furnish Confidential Information to prospective investors, and to holders, of the issuer’s loans. The Adviser’s decision not to receive Confidential Information may place the Adviser at a disadvantage relative to other investors in loans (which could have an adverse effect on the price the Fund pays or receives when buying or selling loans). Also, in instances where holders of loans are asked to grant amendments, waivers or consent, the Adviser’s ability to assess their significance or desirability may be adversely affected. For these and other reasons, it is possible that the Adviser’s decision not to receive Confidential Information could adversely affect the Fund’s investment performance.

The Adviser may from time to time come into possession of material, non-public information about the issuers of loans that may be held in the Fund’s portfolio. Possession of such information may in some instances occur despite the Adviser’s efforts to avoid such possession, but in other instances the Adviser may choose to receive such information (for example, in connection with participation in a creditors’ committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, the Adviser’s ability to trade in these loans for the account of the Fund could potentially be limited by its possession of such information. Such limitations on the Adviser’s ability to trade could have an adverse effect on the Fund by, for example, preventing the Fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by the Adviser or an affiliate may hold other securities issued by borrowers whose loans may be held in the Fund’s portfolio. These other securities may include, for example, debt securities that are subordinate to the loans held in the Fund’s portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer’s loans. In such cases, the Adviser may owe conflicting fiduciary duties to the Fund and other client accounts. The Adviser will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the Adviser’s client accounts collectively held only a single category of the issuer’s securities.

Lower-Rated Debt Instruments. The Core Municipal ETF may invest up to 15% of its net assets in below investment grade municipal bonds (commonly referred to as “high yield” or “junk” bonds) rated BB+/Ba1 or lower at the time of purchase by at least one independent rating agency or, if unrated, judged by the Adviser to be of comparable quality. A Fund may invest in debt instruments, including lower- rated instruments (i.e., instruments rated BB+ or lower by Standard & Poor’s Corporation (“S&P”) or Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”), commonly called “junk bonds”) and instruments that are not rated. There are no restrictions as to the ratings of debt securities or other instruments acquired by a Fund or the portion of a Fund’s assets that may be invested in debt securities or other instruments in a particular rating category. The Adviser also may use internal ratings on unrated securities. A more complete description of the characteristics of bonds in each rating category is included in the appendix to this Statement of Additional Information.

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Securities or other instruments rated BBB by S&P or Baa by Moody’s (the lowest investment grade ratings) are considered to be of medium grade and to have speculative characteristics. Debt securities rated below investment grade are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Although lower-rated debt and comparable unrated debt securities may offer higher yields than do higher-rated securities, they generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which lower-rated and unrated debt securities or other instruments are traded are more limited than those in which higher-rated securities are traded. Adverse publicity and investors’ perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated debt securities or other instruments, especially in a thinly traded market. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and a Fund may have greater difficulty selling and valuing its portfolio securities. Analyses of the creditworthiness of issuers of lower-rated debt securities may be more complex than for issuers of higher- rated securities, and the ability of the Fund to achieve its investment objective may, to the extent of investment in lower-rated debt securities, be more dependent upon such creditworthiness analyses than would be the case if the Fund were investing in higher-rated securities. Prices of these securities may be subject to extreme price fluctuations.

Lower-rated debt instruments may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of lower-rated debt securities have been found in some circumstances to be less sensitive to interest rate changes than higher-rated investments, but are generally more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in lower-rated debt securities’ prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. These issuers may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of holders of lower rated bonds, leaving few or no assets available to repay those bond holders. Adverse changes to the issuer’s industry and general economic conditions may have a greater impact on the prices of lower rated securities than on those of other higher rated fixed-income securities. If a rating agency gives a debt instrument a lower rating, the value of the instrument may decline because investors may demand a higher rate of return. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. In addition, rating agencies may fail to make timely changes to credit ratings in response to subsequent events and a rating may become stale in that it fails to reflect changes in an issuer’s financial condition.

Market Liquidity and Counterparty Credit Risks. While the Core Municipal ETF is subject to limitations on its holdings of illiquid securities (see “Restricted and Illiquid Securities” above), the Fund may experience periods of limited liquidity, or a complete lack of liquidity, of certain of its investments, which may cause the Fund to retain investments longer than anticipated or to dispose of assets at a value that is less than anticipated. Recent years witnessed a liquidity and credit crisis of historic proportions that had a domino effect on financial markets and participants worldwide. While instruments correlated to the residential mortgage market were affected first, ultimately market participants holding a broad range of securities, other financial instruments and commodities and commodities contracts were forced to liquidate investments, often at deeply discounted prices, in order to satisfy margin calls (i.e., repay debt), shore up their cash reserves, or for other reasons. Among other effects, the turmoil led certain brokers and other lenders to at times be unwilling or less willing to finance new investments or to only offer financing for investments on less favorable terms than had been prevailing in the recent past. Although the U.S. Federal Reserve Bank, European Central Bank, and other countries’ central banks injected significant liquidity into markets and otherwise made significant funds, guarantees, and other accommodations available to certain financial institutions, elevated levels of market stress and volatility and impaired liquidity, funding, and credit persist. Market shifts of this nature may cause unexpectedly rapid losses in the value of the Fund’s positions. It is uncertain how long any liquidity or credit crisis will continue.

Credit risk includes the risk that a counterparty or an issuer of securities or other financial instruments will be unable to meet its contractual obligations and fail to deliver, pay for, or otherwise perform a transaction. Credit risk is incurred when the Fund engages in principal-to-principal transactions outside of regulated exchanges, as well as in transactions on certain exchanges that operate without a clearinghouse or similar credit risk-shifting structure. Recently, several prominent financial market participants have failed or nearly failed to perform their contractual obligations when due creating a period of great uncertainty in the financial markets, government intervention in certain markets and in certain failing institutions, severe credit and liquidity contractions, early terminations of transactions and related arrangements, and suspended and failed payments and deliveries.

Market Risk and Turmoil. The Funds are subject to market risk. Market risk includes unexpected directional price movements, deviations from historical pricing relationships, changes in the regulatory environment, changes in market volatility, panicked or forced selling of assets and contraction of available credit or other financing sources. The success of the Fund’s activities may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws and national and international political circumstances. Although globally and among developed countries there has been a relatively stable political environment for decades, there is no guarantee that such stability will be maintained in the future. International policies, relationships and trade agreements, which have generally been perceived as stable or evolving, appear to be much more in flux.

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Adjustments in major trade relationships have already been met by retaliatory measures from other countries and could cause potential escalation in protectionist behavior leading to a drag on growth prospects as trade and investment and productivity growth are reinforcing and linked. Other drivers of geopolitical, economic and market risk also may come from, among other things, increased political tension on the domestic and international stages, substantial slowdown and outright recessions in certain markets, pressure on oil prices, rising corporate leverage, continuous abnormally low global interest rates, structural stresses in the European Union, international terrorist activity and armed conflict and risk of armed conflict in the Middle East, East Asia, Eurasia and elsewhere. Similarly, environmental and public health risks, such as natural disasters, pandemics or epidemics, or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In addition, the expanded influence of social media platforms on the market, combined with the access to low cost retail brokerage, can exacerbate the volatility of particular instruments.

Any of these developments, or the perception that any of these developments are likely to occur or worsen, could have a material adverse effect on economic growth or business activity, result in the relocation of businesses, cause business interruptions, lead to economic recession or depression, and impact the stability of financial markets or financial institutions and the financial and monetary system. The Fund may be affected by these developments in ways that are not foreseeable, and there is a possibility that such developments could have a significant adverse effect on the Fund and its ability to achieve its investment objective.

Market turmoil may negatively affect the Fund’s performance. Such factors may affect the level and volatility of security prices and liquidity of the Fund’s investments. Credit markets may become illiquid, credit spreads may widen and the equity markets may lose substantial value. Such market conditions may cause the Fund to suffer substantial losses and/or implement measures that adversely affect the Fund. Changes in the value of securities may be temporary or may last for extended periods.

Municipal Bonds. The Core Municipal ETF will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds that pay interest that is exempt from regular federal income tax. Government obligations in which the Fund may invest also include municipal securities, which are obligations, often bonds and notes, issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities, the interest on which is typically exempt from federal income tax. Interest on certain municipal securities may be subject to the federal alternative minimum tax (“AMT”). To the extent a Fund invests in such securities, shareholders subject to the AMT may not receive the expected tax benefits of those investments. From time to time, proposals to restrict or eliminate the federal income tax exemption from interest on municipal securities are introduced before Congress. Proposals also may be introduced before state legislatures. If such proposals were enacted, the availability of municipal securities and their value would be affected.

Municipal bonds are generally considered riskier investments than Treasury securities. The prices and yields on municipal securities are subject to change from time to time and depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entities whose financial resources are supporting the municipal security), general conditions in the market for tax-exempt obligations, the size of a particular offering and the maturity of the obligation and the rating(s) of the issue. Municipal securities are subject to interest rate risk, and their market value will generally decline when interest rates rise and increase when interest rates fall, with longer-duration securities typically exhibiting greater sensitivity to interest rate changes. Contrary to historical trends, in recent years, the market has encountered downgrades, increased rates of default and lower yields on municipal bonds. This is a product of significant reductions in revenues for many states and municipalities as well as residual effects of a generally weakened economy.

The Fund’s investments in municipal securities rely on the opinion of the issuer’s bond counsel and, in the case of derivative securities, sponsors’ counsel, that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued, and neither the Fund nor the Adviser will independently review the bases for those tax opinions. However, tax opinions are not binding on the Internal Revenue Service (“IRS”), and if any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liability for the current or past years and shareholders may have to file amended tax returns and pay additional taxes, interest and penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities. The Fund also may be adversely impacted by changes in tax rates and policies. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives may be affected by changes in federal and state income tax rates or changes in the tax-exempt status of interest income from municipal securities. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of the municipal securities. This could in turn affect the Fund’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels.

Municipal Lease Obligations. Municipal leases obligations are issued by state and local governments or authorities to finance the acquisition of land, equipment and facilities, such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Municipal lease obligations, a type of municipal security, may take the form of a lease, an installment purchase

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contract or a conditional sales contract. Interest payments on qualifying municipal lease obligations are generally exempt from federal income taxes.

Municipal lease obligations are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations, and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain “non-appropriation” clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. If not enough money is appropriated to make the lease payments, the leased property may be repossessed as security for holders of the municipal lease obligation. In such an event, there is no assurance that the property’s private sector or re-leasing value will be enough to make all outstanding payments on the municipal lease obligation or that the payments will continue to be tax-free. Additionally, it may be difficult to dispose of the underlying capital asset in the event of non-appropriation or other default. Direct investments by the Fund in municipal lease obligations may be deemed illiquid and therefore subject to the Fund’s percentage limitations for illiquid investments and the risks of holding illiquid investments.

Municipal Market Data Rate Locks. A Municipal Market Data Rate Lock (“MMD Rate Lock”) permits the Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. MMD Rate Locks may be used for hedging purposes. An MMD Rate Lock is an agreement between two parties, the Fund and an MMD Rate Lock provider, pursuant to which the parties agree to make payments to each other on a notional amount, contingent upon whether the Municipal Market Data AAA General Obligation Scale is above or below a specified level on the expiration date of the contract.

MMD Rate Locks involve the risk that municipal yields will move in the direction opposite than the direction anticipated by the Fund. The risk of loss with respect to MMD Rate Locks is limited to the amount of payments the Fund is contractually obligated to make. If the other party to an MMD Rate Lock defaults, the Fund’s risk of loss consists of the amount of payments that the Fund contractually is entitled to receive. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction, but they could be difficult to enforce. (See also the discussion in “Derivatives Transactions” above.)

Options on Market Indices. The Core Municipal ETF may write call options on broadly based stock and bond market indices only if at the time of writing it holds a portfolio of stocks or bonds listed on such index. When the Fund writes a call option on a broadly based market index, it will generally put into an account or in escrow with its custodian any combination of cash, cash equivalents or “qualified securities” with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. A “qualified security” is a security which is listed on a securities exchange or on the NASDAQ against which the Fund has not written a call option and which has not been hedged by the sale of market index futures. Other “coverage” arrangements also may be used as permitted by applicable law.

Index prices may be distorted if trading in certain securities included in the index is interrupted. Trading in the index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of securities included in the index. If this occurred, the Fund would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, might be unable to exercise an option it held, which could result in substantial losses to the Fund.

If the Fund were assigned an exercise notice on a call it has written, it would be required to liquidate portfolio securities in order to satisfy the exercise, unless it has other liquid assets that are sufficient to satisfy the exercise of the call. When the Fund has written a call, there is also a risk that the market may decline between the time the Fund has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time it is able to sell securities in its portfolio. The Fund will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on a security where it would be able to deliver the underlying securities in settlement, the Fund may have to sell part of its securities portfolio in order to make settlement in cash, and the price of such securities might decline before they can be sold. For example, even if an index call which the Fund has written is “covered” by an index call held by the Fund with the same strike price, it will bear the risk that the level of the index may decline between the close of trading on the date the exercise notice is filed with the Options Clearing Corporation and the close of trading on the date the Fund exercises the call it holds or the time it sells the call, which in either case would occur no earlier than the day following the day the exercise notice was filed.

Options Transactions. Certain transactions in options on securities and on stock indices may be useful in limiting the Core Municipal ETF’s investment risk and augmenting its investment return. However, the amount (if any) of the Fund’s assets that will be involved in options transactions is anticipated to be small relative to the Fund’s total assets. Accordingly, it is expected that only a relatively small portion of the Fund’s investment return will be attributable to transactions in options on securities and on stock indices. The Fund may invest in options transactions involving options on treasuries, securities and on stock indices that are traded on U.S. and foreign exchanges or in the over-the-counter markets.

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A call option is a contract pursuant to which the purchaser, in return for a premium paid, has the right to buy the equity or debt security underlying the option at a specified exercise price at any time during the term of the option. With respect to a call option on a stock index, the purchaser is entitled to receive cash if the underlying stock index rises sufficiently above its level at the time the option was purchased. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying equity or debt security against payment of the exercise price. With respect to a call option on a stock index, the writer has the obligation to deliver cash if the underlying index rises sufficiently above its level when the option was purchased.

A put option gives the purchaser, in return for a premium, the right to sell the underlying equity or debt security at a specified exercise price during the term of the option. With respect to a put option on a stock index, the purchaser is entitled to receive cash if the underlying index falls sufficiently below its level at the time the option was purchased. The writer of the put, who receives the premium, has the obligation to buy the underlying equity or debt security upon exercise at the exercise price. With respect to a put option on a stock index, the writer has the obligation to deliver cash if the underlying index falls sufficiently below its level when the option was purchased. The price of an option will reflect, among other things, the relationship of the exercise price to the market price of the underlying financial instrument or index, the price volatility of the underlying financial instrument or index, the remaining term of the option, supply and demand of such options and interest rates.

One purpose of purchasing call options is to hedge against an increase in the price of securities that the Fund ultimately intends to buy. Hedge protection is provided during the life of the call because the Fund, as the holder of the call, is able to buy the underlying security at the exercise price, and, in the case of a call on a stock index, is entitled to receive cash if the underlying index rises sufficiently. However, if the value of a security underlying a call option or the general market or a market sector does not rise sufficiently when the Fund has purchased a call option on the underlying instrument, that option may result in a loss.

Securities and options exchanges have established limitations on the maximum number of options that an investor or group of investors acting in concert may write. It is possible that the Fund, other mutual funds advised by the Adviser and other clients of the Adviser may be considered such a group. Position limits may restrict the Fund’s ability to purchase or sell options on particular securities and on stock indices.

Pandemic Risk. Disease outbreaks that affect local economies or the global economy may materially and adversely impact the Funds and/or the Adviser’s or the Sub-Adviser’s business. For example, uncertainties regarding the COVID-19 outbreak resulted in serious economic disruptions across the globe. These types of outbreaks can be expected to cause severe decreases in core business activities such as manufacturing, purchasing, tourism, business conferences and workplace participation, among others. These disruptions lead to instability in the market place, including stock market losses and overall volatility, as occurred in connection with COVID-19. In the face of such instability, governments may take extreme and unpredictable measures to combat the spread of disease and mitigate the resulting market disruptions and losses. The Adviser and Sub-Adviser have in place business continuity plans reasonably designed to ensure that it maintains normal business operations, and it periodically tests those plans. However, in the event of a pandemic or an outbreak, there can be no assurance that the Adviser, Sub-Adviser, the Funds’ service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. Although vaccines for COVID-19 are widely available, the full impacts of a pandemic or disease outbreaks are unknown and the pace of recovery may vary from market to market, resulting in a high degree of uncertainty for potentially extended periods of time.

Private Investment Funds and Other Unregistered Pooled Investment Vehicles. The Core Municipal ETF may invest in private investment funds or other unregistered pooled investment vehicles. Such vehicles are not registered under the Investment Company Act and are therefore not subject to the extensive regulatory requirements it imposes. Private investment funds or other unregistered pooled investment vehicles typically do not disclose the contents of their portfolios, which may make it difficult for the Fund to independently verify the value of an investment in a private investment fund or other unregistered pooled investment vehicle. In addition, the Fund may not be able to withdraw an investment in a private investment fund or other unregistered pooled investment vehicle except at certain designated times, presenting the risk that the Fund would not be able to withdraw from a private investment fund or other unregistered pooled investment vehicle as soon as desired, especially during periods of volatility in markets in which such a private investment fund or other unregistered pooled investment vehicle invests. Investments in private investment funds or other unregistered pooled investment vehicles may be subject to the Fund’s limitations on investments in “illiquid securities,” as described above. To the extent the Fund invests in private investment funds other unregistered pooled investment vehicles, its performance will be affected by the performance of those private investment funds other unregistered pooled investment vehicles.

Private Placement Risk. Each Fund may invest in privately issued securities of domestic common and preferred stock and ADRs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.

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Real Estate Investment Trust Securities. A Fund may invest in real estate investment trusts (“REITs”). REITs generally invest directly in real estate, in mortgages or in some combination of the two. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. A REIT is a corporation, or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level Federal income tax and making the REIT a pass-through vehicle for Federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually a substantial portion of its otherwise taxable income.

Generally, REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs. The values of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the 1940 Act. Unexpected high rates of default on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to a mortgage REIT. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. To the extent that a mortgage REIT’s portfolio is exposed to lower-rated, unsecured or subordinated instruments, the risk of loss may increase, which may have a negative impact on a Fund.

The REITs in which a Fund may invest may be affected by economic forces and other factors related to the real estate industry. REITs are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. REITS whose underlying assets include long-term health care properties; such as nursing, retirement and assisted living homes, may be impacted by federal regulations concerning the health care industry. A Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund. A Fund is also subject to the risk that the REITs in which it invests will fail to qualify for tax-free pass-through of income under the Code, and/or fail to qualify for an exemption from registration as an investment company under the 1940 Act. Mortgage REITs may be affected by the quality of the credit extended. A REIT’s return may be adversely affected when interest rates are high or rising.

Recent Market Conditions and Events. There have been multiple periods in recent decades of high levels of stress and volatility in financial markets. While stresses associated with the 2008 financial crisis in the United States and global economies peaked over a decade ago, periods of market volatility, restrictive credit conditions, lack of confidence in key market participants, and broadly negative sentiment, sometimes limited to a particular sector or a geography, continue to recur. Political changes, trade policies and trade disputes (including sanctions), tax and budget policies, debt disputes, geopolitical developments, environmental and public health events, and central bank actions (including withdrawals, or “tapering,” of market support and changes in interest rate targets) have all at times represented sources of stress and instability in world economies and markets. For example, Russia’s military campaign in Ukraine resulted in broad-based sanctions by the U.S. and other countries and rapid price movements in sectors (such as energy) where Russian companies are important market participants, with related impacts both globally and regionally. Also for example, the COVID-19 pandemic and related quarantines and restrictions resulted in high unemployment, disruptions to supply chains and customer activity, and general concern and uncertainty, with corresponding impacts on financial markets worldwide. COVID-19 remains a risk with the potential that new variants could lead to increased government restrictions and consumer caution. Additionally, COVID-19 remains a challenge for global supply chain normalization. More recently, a number of major economies, including the United States, adjusted to reduced levels of market and monetary support following periods of fiscal and monetary interventions, together with rising inflation and increases in interest rate targets by central banks. These circumstances generated significant market stress and volatility, with market sentiment changing rapidly in response to changes in inflation or interest rate expectations.

Reference Rate Transition Risk. The London Interbank Offered Rate, or “LIBOR,” which had historically been the principal floating rate benchmark in the financial markets, has been discontinued. Its discontinuation has affected and will continue to affect the financial markets generally and may also affect the Fund’s operations, finances and investments specifically. The UK Financial Conduct Authority, which is the regulator of the LIBOR administrator, has ceased publishing all LIBOR tenors. As an alternative to LIBOR, the market has generally coalesced around the use of the Secured Overnight Financing Rate (“SOFR”) as a replacement for U.S. dollar LIBOR. SOFR is a risk-free overnight floating rate that is currently published in multiple formats, including as an overnight rate, as a compounded average and as an index. In addition to the SOFR rate variations, other alternative floating rates have been developed and various market participants have adopted these floating rates to various degrees, although market practice remains in flux. Uncertainty as to the nature of alternative reference rates and as to potential changes or other reforms to alternative reference rates, or any changes

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announced with respect to such reforms, may result in a sudden or prolonged increase or decrease in the reported reference rates and the value of reference rate-based loans and securities. The effects of these potential changes on the Fund, issuers of instruments in which we invest and financial markets generally and the effectiveness of changes already made, remain uncertain.

The Fund’s credit facility utilizes a SOFR-based reference rate. There is no assurance that SOFR-based rates, as modified by an applicable spread adjustment, will be the economic equivalent of U.S. dollar LIBOR. SOFR-based rates will differ from U.S. dollar LIBOR, and the differences may be material. SOFR-based rates or other alternative reference rates may be an ineffective substitute for LIBOR, resulting in prolonged adverse market conditions for the Fund. If the Fund invests in instruments that utilize an alternative reference rate that falls out of favor, the value of such instrument may decline due to a lack of liquidity or other factors.

Repurchase Agreements. The Core Municipal ETF may purchase securities and concurrently enter into “repurchase agreements.” A repurchase agreement typically involves a purchase of an investment contract from a selling financial institution such as a bank or broker-dealer, which contract is fully secured by government obligations or other debt securities. The agreement provides that the purchaser will sell the underlying securities back to the institution at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The difference between the purchase price and the resale price represents the interest earned by the purchase, which is unrelated to the coupon rate or maturity of the purchased security. In the event of the bankruptcy or insolvency of the financial institution, the purchaser may be delayed in selling the collateral underlying the repurchase agreement. Further, the law is unsettled regarding the rights of the purchaser if the financial institution which is a party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to the U.S. Bankruptcy Code.

Restricted and Illiquid Instruments. The Core Municipal ETF may invest up to 15% of its net assets in illiquid securities, which generally includes any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. A security may be “illiquid” for various reasons, including that it may be subject to legal or contractual restrictions on resale (“restricted securities”). Illiquid securities may be priced at fair value as determined in good faith by the Board of Trustees. Restricted securities that are not illiquid (generally as determined under the analysis in the next paragraph) will not be subject to the 15% limit. Generally, restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Unanticipated episodes of illiquidity, including due to market or political factors, instrument or issuer-specific factors and/or unanticipated outflows, may limit the Fund’s ability to pay redemptions. To meet redemption requests during periods of illiquidity, the Fund may be forced to sell securities at an unfavorable time and/or unfavorable conditions. These provisions are subject to Rule 22e-4, including its prohibition on additional illiquid investments when the 15% limit is exceeded and its required reporting and remedial procedures.

The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the 1933 Act. That rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Adviser, under the supervision of the Board of Trustees of the Trust, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund’s restriction on investing in illiquid securities. A determination as to whether a Rule 144A (or similarly restricted) security is liquid is a factual issue requiring an evaluation of a number of factors. In making this determination, which would be made only if consistent with the liquidity risk management program described above, the Adviser will consider the trading markets for the specific security, taking into account the unregistered nature of the security. Investing in Rule 144A (or similarly restricted) securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if other qualified buyers are unwilling to purchase such securities.

Reverse Repurchase Agreements. A reverse repurchase agreement involves the sale of a debt security owned by a fund coupled with an agreement by such fund to repurchase the instrument at a stated price, date and interest payment. The Core Municipal ETF will use the proceeds of a reverse repurchase agreement to purchase other debt securities or to enter into repurchase agreements maturing not later than the expiration of the prior reverse repurchase agreement. When the Fund enters into a reverse repurchase agreement, it will have securities designated to repurchase its securities.

The Fund will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Under the Investment Company Act, reverse repurchase agreements will be considered to be borrowings by the Fund and, therefore, may be subject to the same risks involved in any borrowing. The Fund may not enter into a reverse repurchase agreement if, as a result, its current obligations under such agreements would exceed one-third the value of its net assets computed at the time the reverse repurchase agreement is entered into.

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Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. These events could also trigger adverse tax consequences for the Fund.

Rights Offerings and Purchase Warrants. Rights offerings and purchase warrants are privileges issued by a corporation which enable the owner to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short lifespan to expiration. The purchase of rights or warrants involves the risk that a Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

Securities Issued in PIPE Transactions. The Core Municipal ETF may invest in securities that are purchased in private investment in public equity (“PIPE”) transactions. Securities acquired by the Fund in such transactions are subject to resale restrictions under securities laws. While issuers in PIPE transactions typically agree that they will register the securities for resale by the Fund after the transaction closes (thereby removing resale restrictions), there is no guarantee that the securities will in fact be registered. In addition, a PIPE issuer may require the Fund to agree to other resale restrictions as a condition to the sale of such securities. Thus, the Fund’s ability to resell securities acquired in PIPE transactions may be limited, and even though a public market may exist for such securities, the securities held by the Fund may be deemed illiquid.

Short Sales. The Core Municipal ETF may engage in short sales of derivative instruments (e.g., U.S. Treasury futures) (see also the discussion under “Futures and Options on Futures”). In doing so, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as borrowing costs, which may negatively impact the Fund’s performance. Further, short positions introduce more risk than long positions, because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security, whereas there is no maximum attainable price of the shorted security (though shorting “against the box” effectively limits loss to the amount paid for the security). Thus, securities sold short may have unlimited risk. In addition, because U.S. market regulations prohibit “naked” short selling, the Fund must, at the time of the shorting transaction, be able to “locate” and have access to the security being shorted as what is referred to as “cover” for the transaction. Failure to complete or maintain a “locate” would mean that a desired shorting transaction could not be entered into or, if open, maintained. The prospect of such a forced close of the position can cause the Fund to incur expense or loss. Shorting of illiquid securities increases this risk.

SOFR. SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data.

SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward- looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Special Risks of Over-the-Counter Derivative Transactions. Over-the-Counter (“OTC”) derivative transactions differ from exchange- traded derivative transactions in several respects. OTC derivatives are transacted directly with dealers and not with a clearing corporation. Without the availability of a clearing corporation, OTC derivative pricing is normally done by reference to information from market makers, which information is carefully monitored by the Adviser and verified in appropriate cases. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and related regulatory developments may ultimately require the clearing and exchange-trading of many OTC derivative instruments that the Commodity Futures Trading Commission (“CFTC”) and

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SEC defined as “swaps” including non-deliverable foreign exchange forwards, OTC foreign exchange options and swaptions. To date, certain interest rate swaps and credit default swaps are already subject to such requirements. Mandatory exchange trading and clearing requirements have been phased-in based on type of market participant and CFTC approval of contracts for central clearing. The Adviser will continue to monitor developments in this area, particularly to the extent regulatory changes affect the Fund’s ability to enter into swap agreements.

As OTC derivatives are transacted directly with dealers, there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise. An OTC derivative may only be terminated voluntarily by entering into a closing transaction with the dealer with whom the Fund originally dealt. Any such cancellation may require the Fund to pay a premium to that dealer. In those cases in which the Fund has entered into a covered derivative transaction and cannot voluntarily terminate the derivative, the Fund will not be able to sell the underlying security until the derivative expires or is exercised or different cover is substituted. There is also no assurance that the Fund will be able to liquidate an OTC derivative at any time prior to expiration.

Structured Notes. A Fund may invest in structured notes, the value of which is linked to currencies, interest rates, other commodities, indices or other financial indicators. Structured securities differ from other types of securities in which the Funds may invest in several respects. For example, the coupon dividend and/or redemption amount at maturity may be increased or decreased depending on changes in the value of the underlying instrument.

Investment in structured securities involves certain risks. In addition to the credit risk of the security’s issuer and the normal risks of price changes in response to changes in interest rates, the redemption amount may decrease as a result of changes in the price of the underlying instrument. Further, in the case of certain structured securities, the coupon and/or dividend may be reduced to zero, and any further declines in the value of the underlying instrument may then reduce the redemption amount payable on maturity. Finally, structured securities may be more volatile than the price of the underlying instrument.

Substantial Ownership Positions. The Funds may accumulate substantial positions in the securities or even gain control of individual companies. At times, the Funds also may seek the right to designate one or more persons to serve on the boards of directors of companies in which they invest. The designation of directors and any other exercise of management or control could expose the assets of the Fund to claims by the underlying company, its security holders and its creditors. Under these circumstances, the Fund might be named as a defendant in a lawsuit or regulatory action. The outcome of such disputes, which may affect the value of the Fund’s positions, may be difficult to anticipate and the possibility of successful claims against the Fund that would require the payout of Fund assets to the claimant(s) cannot be precluded. Substantial ownership positions also may be more difficult or expensive to liquidate. At times regulatory or company-specific requirements may limit or block trading in a company’s securities by those deemed to be company “insiders” (officers, directors and certain large shareholders). These limitations may or may not be related to the possession of a company’s material non-public information.

Temporary Defensive Positions. In anticipation of or in response to adverse market, economic, political or other conditions, each Fund may take temporary defensive positions (up to 100% of its assets) in cash, cash equivalents and all types of money market and short- term debt securities. If a Fund were to take a temporary defensive position, it may be unable to achieve its investment objective for a period of time.

Trade Claims. The Core Municipal ETF may invest in trade claims. Trade claims are interests in amounts owed to suppliers of goods or services and are purchased from creditors of companies in financial difficulty and often involved in bankruptcy proceedings. Trade claims offer investors the potential for profits since they are sometimes purchased at a significant discount from face value and, consequently, may generate capital appreciation in the event that the market value of the claim increases as the debtor’s financial position improves or the claim is paid. Investing in trade claims exposes the Fund to various risks similar to those borne by a creditor. Investments in trade claims are also less liquid than investments in publicly traded securities, and there is no guarantee that the debtor will be able to satisfy the obligation on the trade claim. Additionally, there can be restrictions on the purchase, sale, and/or transferability of trade claims during all or part of a bankruptcy or reorganization proceeding. Trade claims are subject to risks not generally associated with standardized securities and instruments due to the nature of the claims purchased. Trade claims may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

U.S. Government Securities. Each Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one- year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”), Government National Mortgage

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Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (“Farmer Mac”).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass- through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continue support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the values of their securities and the securities which they guarantee.

There is risk that the U.S. government will not provide financial support to its agencies, authorities, instrumentalities or sponsored enterprises. A Fund may purchase U.S. government securities that are not backed by the full faith and credit of the United States, such as those issued by Fannie Mae and Freddie Mac. The maximum potential liability of the issuers of some U.S. government securities held by a Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Treasury Receipts (“TRs”).

Receipts. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian bank holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian bank arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund’s shares.

Inflation-Protected Securities. A Fund may invest in inflation-protected securities issued by the U.S. Treasury, known as “TIPs” or “Treasury Inflation-Protected Securities,” which are debt securities whose principal and interest payments are adjusted for inflation and interest is paid on the adjusted amount. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase.

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This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of the investment. Inflation- protected securities normally will decline in price when real interest rates rise. (A real interest rate is calculated by subtracting the inflation rate from a nominal interest rate. For example, if a 10-year Treasury note is yielding 5% and inflation is 2%, the real interest rate is 3%.) If inflation is negative, the principal and income of an inflation-protected security will decline and could result in losses for a Fund.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a Fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Warrants. Warrants or rights to acquire common stock may be acquired by a Fund in connection with other securities or separately. Warrants are securities permitting, but not obligating, their holder to subscribe for other securities or commodities and provide a Fund with the right to purchase at a later date other securities of the issuer. Rights are similar to warrants but typically are issued by a company to existing holders of its stock and provide those holders the right to purchase additional shares of stock at a later date. Rights also normally have a shorter duration than warrants. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. Warrants and rights may be more speculative than certain other types of investments and entail risks that are not associated with a similar investment in a traditional equity instrument. While warrants and rights are generally considered equity securities, because their value is derived, at least in part, from the value of the underlying securities, they may be considered hybrid instruments that have features of both equity securities and derivative instruments. However, there are characteristics of warrants and rights that differ from derivatives, including that values do not necessarily change with the value of the underlying securities. The purchase of warrants and rights involves the risk that a Fund could lose the purchase value of the warrants or rights if the right to subscribe to additional shares is not exercised prior to the warrants’ or rights’ expiration date because warrants and rights cease to have value if they are not exercised prior to their expiration date. Also, the purchase of warrants and rights involves the risk that the effective price paid for the warrants and rights added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the price of the underlying security. The market for warrants or rights may be very limited and it may be difficult to sell them promptly at an acceptable price. A warrant is an option to purchase a specified quantity of equity or debt securities at a set price within a specific period of time.

Zero Coupon Bonds. Zero Coupon and Pay-in-Kind Securities do not immediately produce cash income. These securities are issued at an original issue discount, with the full value, including accrued interest, paid at maturity. Interest income may be reportable annually, even though no annual payments are made. Market prices of zero coupon bonds tend to be more volatile than bonds that pay interest regularly. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Zero coupon and pay-in-kind securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Prices on non-cash-paying instruments may be more sensitive to changes in the issuer’s financial condition, fluctuation in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative. Special tax considerations are associated with investing in certain lower-grade securities, such as zero coupon or pay-in-kind securities.

Performance

Total Return. From time to time, the Funds advertise their average annual total returns. Returns may be calculated both on a before-tax and an after-tax basis. Returns are based on past performance and are not an indication of future performance.

Unless otherwise noted, results shown will reflect any fee waivers and/or expense reimbursements in effect during the periods presented.

As noted above, returns also may be calculated on certain after-tax bases under similar assumptions and using similar formulae as specified by the SEC. For example, returns may be calculated after taxes on distributions, which assume reinvestment of the amount of any distributions less applicable taxes on such distributions. Returns also may be calculated after taxes on distributions and the sale (redemption) of Fund shares. After-tax returns assume the highest individual federal income tax rate for each year included in the calculation. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Such returns do not reflect the effect of state and local taxes, nor do they reflect the phase-outs of certain federal exemptions, deductions, and credits at various income levels, or the impact of the federal alternative minimum tax. In addition, actual after-tax returns depend on each investor’s individual tax situation, which may differ from the returns presented. For instance, after-tax returns are not relevant to investors who hold their funds in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

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Historical performance results for the Funds are not yet available as they are newly organized.

Comparison of Portfolio Performance. From time to time the Trust may discuss in sales literature and advertisements, specific performance grades or rankings or other information as published by recognized mutual fund statistical services, such as Morningstar, Inc. or Lipper Analytical Services, Inc., or by publications of general interest such as Barron’s, Business Week, Forbes, Fortune, Kiplinger’s Personal Finance, Money, Morningstar Mutual Funds, The Wall Street Journal or Worth. Criteria associated with the performance grades or rankings may vary widely. Any given performance grade or ranking should not be considered representative of the Fund’s performance for any future period.

Portfolio Turnover. Purchases and sales of portfolio instruments will be made whenever appropriate, in the investment adviser’s view, to achieve a Fund’s investment objective. The rate of portfolio turnover is calculated by dividing the lesser of the cost of purchases or the proceeds from sales of portfolio instruments (excluding short-term U.S. government obligations and other short-term investments) for the particular fiscal year by the monthly average of the value of the portfolio instruments (excluding short-term U.S. government obligations and short-term investments) owned by a Fund during the particular fiscal year. There are transaction costs due to the bid/ask spread in the case of bonds or commissions in the case of stocks. Although higher portfolio turnover rates are likely to result in higher brokerage commissions (or wider spreads in the case of bonds) paid by a Fund, higher levels of realized capital gains and more short- term capital gain (taxable to individuals at ordinary income tax rates) than lower portfolio turnover rates, portfolio turnover is not a limiting factor when management deems portfolio changes appropriate to achieve a Fund’s stated objective.

Portfolio turnover information is not available for the Funds because the Funds had not commenced operations as the date of this Statement of Additional Information.

EXCHANGE LISTING AND TRADING

Shares are listed for trading and trade throughout the day on the Exchange.

There can be no assurance that the Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of the Fund’s shares. The Exchange may, but is not required to, remove the shares of a Fund from listing if, among other things (i) following the initial 12-month period beginning upon the commencement of trading of the fund, there are fewer than 50 beneficial owners of the Fund’s shares; (ii) the Fund’s portfolio holdings are not made available to all market participants at the same time; (iii) the Fund has failed to file any filings required by the SEC or the Exchange is aware that the Fund is not in compliance with the conditions of any exemptive order or no-action relief granted by the SEC or its staff under the 1940 Act with respect to the Fund; (iv) the Exchange’s ongoing listing requirements are not continuously maintained; (v) any of the continuous listing representations for the issue of the Fund’s shares are not continuously met; or (vi) such other event shall occur or condition exists that, in the opinion of the Exchange, makes further dealings on the exchange inadvisable. The Exchange will remove the Fund’s shares from listing and trading upon termination of the Fund. The Exchange will remove the Fund’s shares from listing and trading upon termination of the Fund.

The Trust reserves the right to adjust the price levels of its shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Funds.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

DETERMINING NET ASSET VALUE (“NAV”) AND VALUING PORTFOLIO SECURITIES

Each Fund’s NAV per share equals the value of its net assets divided by its outstanding shares. Securities are valued each Business Day at the regular NYSE close, normally 4:00 p.m. Eastern Time, or an officially announced NYSE or Nasdaq closing time. A Business Day is a day the NYSE is open for trading. Emergency circumstances may change pricing and order deadlines.

[Under Board-approved valuation procedures, the Adviser serves as valuation designee under Rule 2a-5. Readily available market prices generally are used. The valuation designee determines fair value when quotations are unavailable or unreliable. Approved pricing services may use matrices, formulas, indices, yield curves and other adjustments. Cash, receivables and current payables are recorded at face value; other assets are valued in good faith. Officers review pricing-service procedures and results under Board supervision.]

Foreign holdings may trade, and their values may change, on days the Funds do not calculate NAV. The Funds’ creation/redemption and secondary-market trading arrangements are described under “Purchase and Redemption of Shares.”

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PURCHASE AND REDEMPTION OF SHARES

Creation Units

Each Fund issues and redeems Shares in Creation Units on a continuous basis through the Distributor (as defined below), without a sales load, at the NAV next determined after receipt of an order in proper form on any Business Day. A “Business Day” is any day on which the NYSE is open for business.

Currently, a Creation Unit is an aggregation of [●] shares. In its discretion, the Trust reserves the right to increase or decrease the number of the Fund’s shares that constitute a Creation Unit. The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of the Fund, and to make changes in the number of shares constituting a Creation Unit, including in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.

Authorized Participants

To purchase or redeem any Creation Units, you must be, or transact through, an Authorized Participant. In order to be an Authorized Participant, you must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or a participant in DTC with access to the DTC system (“DTC Participant”), and you must execute an agreement (“Participant Agreement”) with the Distributor that governs transactions in each Fund’s Creation Units.

Investors who are not Authorized Participants but want to transact in Creation Units may contact the Distributor for the names of Authorized Participants. An Authorized Participant may require investors to enter into a separate agreement to transact through it for Creation Units and may require orders for purchases of shares placed with it to be in a particular form. Investors transacting through a broker that is not itself an Authorized Participant and, therefore, must still transact through an Authorized Participant, may incur additional charges. There are expected to be a limited number of Authorized Participants at any one time.

Investors who are not Authorized Participants may purchase and sell shares of the Fund through an Authorized Participant or on the secondary market.

Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor. Market disruptions and telephone or other communication failures may impede the transmission of orders.

Transaction Fees

A fixed fee payable to the Custodian (as defined below) is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in- lieu (as defined below) are required to pay an additional variable charge to compensate each Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). With the approval of the Board, the Adviser may waive or adjust the Transaction Fees, including the Fixed Fee and/or Variable Charge (shown in the table below), from time to time. In such cases, the Authorized Participant will reimburse each Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by each Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes and other costs and expenses related to the execution of trades resulting from such transaction (up to the maximum amount shown below). In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the account of each Fund (as defined below). Investors who use the services of a broker, or other such intermediary, may be charged a fee for such services.

The following table sets forth each Fund’s standard Transaction Fees and maximum additional charge (as described above):

	Fee for In-Kind and Cash	Maximum Additional
	Purchases and Redemptions	Variable Charge for Cash
Purchases and
Redemptions*
Victory First Eagle Mid Cap Equity ETF	[$100]	[2.00%]
Victory First Eagle US Equity ETF	[$100]	[2.00%]
Victory First Eagle Small Cap Equity ETF	[$100]	[2.00%]
Victory First Eagle Core Municipal ETF	[$100]	[2.00%]

*As a percentage of the amount invested.

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The Clearing Process

Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.” The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC participants that are also participants in the Continuous Net Settlement System of the NSCC. In-kind (portions of) purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC. Portfolio Deposits that include government securities must be delivered through the Federal Reserve Bank wire transfer system (“Federal Reserve System”). Fund Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve System. In-kind deposits of securities for orders outside the Clearing Process must be delivered through the Federal Reserve System (for government securities) or through DTC (for corporate securities).

Foreign Securities

Because the portfolio securities of each Fund may trade on days that the Exchange is closed or are otherwise not Business Days for each Fund, shareholders may not be able to redeem their shares of each Fund, or to purchase or sell shares of each Fund on the Exchange, on days when the NAV of each Fund could be significantly affected by events in the relevant foreign markets.

Purchasing Creation Units

Portfolio Deposits

The consideration for a Creation Unit generally consists of the in-kind deposit of designated securities (“Deposit Securities”) and an amount of cash in U.S. dollars (“Cash Component”). Together, the Deposit Securities and the Cash Component constitute the “Portfolio Deposit.” The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Deposit Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of each Fund and (y) the market value of the Deposit Securities. If (x) is more than (y), the Authorized Participant will pay the Cash Component to each Fund. If (x) is less than (y), the Authorized Participant will receive the Cash Component from each Fund.

On each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Deposit Security in the current Portfolio Deposit (based on information at the end of the previous Business Day) for each Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. The Deposit Securities announced are applicable, subject to any adjustments as described below, to purchases of Creation Units until the next announcement of Deposit Securities.

The Deposit Securities may change, for example, as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser in each Fund’s portfolio. These adjustments will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Portfolio Deposit.

Payment of any stamp duty or the like shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.

Custom Orders and Cash-in-lieu

Each Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash-in-lieu”) to be added to the Cash Component to replace any Deposit Security. Each Fund may permit or require cash-in-lieu when, for example, a Deposit Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, each Fund may permit or require cash in lieu of Deposit Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities laws or policies from transacting in one or more Deposit Securities. Each Fund will comply with the federal securities laws in accepting Deposit Securities including that the Deposit Securities are sold in transactions that would be exempt from registration under the 1933 Act. All orders involving cash-in-lieu are considered to be “Custom Orders.”

Purchase Orders

To order a Creation Unit, an Authorized Participant must submit an irrevocable purchase order to the Distributor.

Timing of Submission of Purchase Orders

All orders to purchase shares directly from any Fund directly from a Fund must be placed for one or more Creation Units and in the

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manner and by 2:00 p.m. Eastern time or such earlier time that the Exchange or bond market closes (the “Cut-off Time”) in order to receive the NAV calculated on the Transmittal Date. The “Transmittal Date” is the date on which such an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below). All orders placed between 8:00 a.m. and 9:00 a.m. Eastern time are eligible to receive same day settlement (or “T+0”).

Intermediary Deadlines

Persons placing or effectuating custom orders and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the “Settlement Date,” which is generally the Business Day immediately following the Transmittal Date (“T+1”).

Orders Using the Clearing Process

If available, (portions of) orders may be settled through the Clearing Process. In connection with such orders, the Distributor or its agent transmits, on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Portfolio Deposit to each Fund, together with such additional information as may be required by the Distributor . Cash Components will be delivered using either the Clearing Process or the Federal Reserve System.

Orders Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Portfolio Deposits will be made outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will be effected through DTC. The Portfolio Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of Deposit Securities (whether standard or custom) through DTC to each Fund account by 11:00 a.m., Eastern time, on T+1. The Cash Component, along with any cash-in-lieu and Transaction Fee, must be transferred directly to the Custodian through the Federal Reserve System in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive both the Deposit Securities and the cash by the appointed time, the order may be canceled. A canceled order may be resubmitted the following Business Day but must conform to that Business Day’s Portfolio Deposit. Authorized Participants that submit a canceled order will be liable to each Fund for any losses incurred by each Fund in connection therewith.

Orders involving foreign Deposit Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable purchase order, the Distributor will notify the Adviser and the Custodian of such order. The Custodian, who will have caused the appropriate local sub-custodian(s) of each Fund to maintain an account into which an Authorized Participant may deliver Deposit Securities (or cash -in-lieu), with adjustments determined by each Fund, will then provide information of the order to such local sub- custodian(s). The ordering Authorized Participant will then deliver the Deposit Securities (and any cash-in-lieu) to each Fund’s account at the applicable local sub-custodian. The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to each Fund, immediately available or same day funds in U.S. dollars estimated by each Fund to be sufficient to pay the Cash Component and Transaction Fee. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern Time, on the contractual settlement date.

Acceptance of Purchase Order

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by each Fund. Each Fund’s determination shall be final and binding.

Each Fund reserves the right to reject or revoke acceptance of a purchase order transmitted to it by the Distributor, provided that such action does not result in a suspension of sales of Creation Units in contravention of Rule 6c-11 under the 1940 Act and the SEC’s positions thereunder. For example, a Fund may reject or revoke acceptance of a creation order including, but not limited to, when (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of each Fund; (c) the Deposit Securities delivered do not conform to the Deposit Securities for the applicable date;

(d)the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; or (e) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy, or computer failures; fires, floods, or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other informational systems affecting the Trust, the Distributor, DTC, NSCC, the Adviser, each Fund’s Custodian, a sub- custodian, or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify an Authorized

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Participant of its rejection of the order. Each Fund, the Custodian, any sub-custodian, and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits, and they shall not incur any liability for the failure to give any such notification.

Issuance of a Creation Unit

Once a Fund has accepted an order, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Creation Unit against receipt of payment, at such NAV. The Distributor will transmit a confirmation of acceptance to the Authorized Participant that placed the order.

Except as provided below, a Creation Unit will not be issued until a Fund obtains good title to the Deposit Securities, along with any cash- in-lieu and Transaction Fee. The delivery of Creation Units generally will occur no later than T+1.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

With respect to orders involving foreign Deposit Securities, when a local sub-custodian has confirmed to the Custodian that the Deposit Securities (or cash-in-lieu) have been delivered to a Fund’s account with the sub- custodian, the Fund will issue and deliver the Creation Unit. As stated above, Creation Units are generally delivered on T+1. However, a Fund may settle Creation Unit transactions on a basis other than T+1 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.

A Fund may issue a Creation Unit prior to receiving good title to the Deposit Securities under the following circumstances if, pursuant to the applicable Participant Agreement, the relevant Authorized Participant provides an undertaking to deliver the missing Deposit Securities as soon as possible, which undertaking is secured by such Authorized Participant’s delivery of cash in U.S. Dollars to the Custodian having a value equal to at least 105% of the value of the missing Deposit Securities (“Collateral”) as adjusted by time to time by the Adviser. The Collateral will have a value greater than the NAV of the Creation Unit on the date the order is placed and must be delivered no later than 2:00 p.m., Eastern Time, on T+1. The value of the missing Deposit Securities is marked to market daily and the amount of Collateral is adjusted to make sure the Collateral value is at least 105% of the marked value. At any time, a Fund may use the Collateral to purchase the missing Deposit Securities, and the Authorized Participant will be liable to the Fund for any costs incurred thereby or losses resulting therefrom, whether or not they exceed the amount of the Collateral, including any Transaction Fee, any amount by which the purchase price of the missing Deposit Securities exceeds the market value of such securities on the Transmittal Date, brokerage, and other transaction costs. The Trust will return any unused Collateral once all of the missing Deposit Securities have been received by a Fund. More information regarding a Fund’s current procedures for collateralization is available from the Funds.

Cash Purchase Method

When cash purchases of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in- kind purchases. In the case of a cash purchase, the investor must pay the cash equivalent of the Portfolio Deposit. In addition, cash purchases will be subject to Transaction Fees, as described above.

The Funds reserve the right to offer purchases of Creation Units solely in cash if, on a given Business Day, a Fund announces before the open of trading that all purchases on that day will be made entirely in cash. A Fund may also, on a given Business Day, require all Authorized Participants purchasing Creation Units on that day to deposit cash in lieu of some or all of the Deposit Securities because:

(i)such securities are not eligible for transfer either through the NSCC or DTC or (ii) in the case of Foreign Funds holding non-U.S. investments, such securities are not eligible for trading due to local trading restrictions, local restrictions on securities transfers or other similar circumstances.

A Fund also may permit an Authorized Participant to deposit cash in lieu of some or all of the Deposit Securities because: (i) such securities are not available in sufficient quantity or (ii) such securities are not eligible for trading by an Authorized Participant or the investor on whose behalf the Authorized Participant is acting.

Redeeming a Creation Unit

Shares of a Fund may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request made in proper form by the Distributor on any Business Day. A Fund will not redeem shares in amounts less than Creation Units.

Redemption Basket

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The consideration received in connection with the redemption of a Creation Unit generally consists of an in-kind basket of designated securities (“Redemption Securities”) and an amount of cash in U.S. dollars (“Cash Component”). Together, the Redemption Securities and the Cash Component constitute the “Redemption Basket.”

There can be no assurance that there will be sufficient liquidity in shares in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.

The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Redemption Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of the Fund and (y) the market value of the Redemption Securities. If (x) is more than (y), the Authorized Participant will receive the Cash Component from the Fund. If (x) is less than (y), the Authorized Participant will pay the Cash Component to the Fund.

If the Redemption Securities on a Business Day are different from the Deposit Securities, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Redemption Security in the current Redemption Basket (based on information at the end of the previous Business Day) for a Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. If the Redemption Securities on a Business Day are different from the Deposit Securities, all redemption requests that day will be processed outside the Clearing Process.

The Redemption Securities may change as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser in the Fund’s portfolio. These adjustments will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Redemption Basket.

The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares or determination of the ETF’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

Custom Redemptions and Cash-in-lieu

A Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash-in-lieu”) to be added to the Cash Component to replace any Redemption Security. The Fund may permit or require cash-in-lieu when, for example, a Redemption Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, a Fund may permit or require cash-in-lieu of Redemption Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities law or policies from transacting in one or more Redemption Securities. Each Fund will comply with the federal securities laws in satisfying redemptions with Redemption Securities, including that the Redemption Securities are sold in transactions that would be exempt from registration under the 1933 Act. All redemption requests involving cash-in-lieu are considered to be “Custom Redemptions.”

Redemption Requests

To redeem a Creation Unit, an Authorized Participant must submit an irrevocable redemption request to the Distributor. An Authorized Participant will represent to the Fund that it will not attempt to place a redemption order for the purpose of redeeming any Creation Units, unless it first ascertains or has reasonable grounds to believe that as of the time of the settlement date: (i) it, or its customer, as the case may be, will own outright (or have full legal authority and legal beneficial right to tender) the requisite number of Fund shares for redemption, and (ii) all of the shares that are in the Creation Unit to be redeemed have not been loaned or pledged to another party and are not the subject of a repurchase agreement, securities lending agreement or such other arrangement that would preclude the delivery of such shares to a Fund on the settlement date. Each Fund reserves the absolute right, in its sole discretion, to verify these representations, but will typically require verification in connection with higher levels of redemption activity and /or short interest in a Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of the requested representations, the redemption request will not be considered to be in proper form and may be rejected by a Fund.

Timing of Submission of Redemption Requests

All orders to redeem shares directly from any Fund must be placed for one or more Creation Units by the Cut-off Time in order to receive the NAV calculated on the Transmittal Date.

Intermediary Deadlines

A redemption request is deemed received if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating Custom Redemptions

40

and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve System, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the Settlement Date, as defined above.

Requests Using the Clearing Process

If available, (portions of) redemption requests may be settled through the Clearing Process. In connection with such orders, the Distributor transmits on behalf of the Authorized Participant, such trade instructions as are necessary to effect the redemption. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Creation Unit(s) to a Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System, as described above.

Requests Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Redemption Baskets will be delivered outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the redemption will be effected through DTC. The Authorized Participant must transfer or cause to be transferred the Creation Unit(s) of shares being redeemed through the book-entry system of DTC so as to be delivered through DTC to the Custodian by 10:00 a.m., Eastern Time, on received T+1. In addition, the Cash Component must be received by the Custodian by 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive the Creation Unit(s) and Cash Component by the appointed times on T+1, the redemption will be rejected, except in the circumstances described below. A rejected redemption request may be resubmitted the following Business Day.

Orders involving foreign Redemption Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable redemption request, the Distributor will notify the Adviser and the Custodian. The Custodian will then provide information of the redemption to the Fund’s local sub-custodian(s). The redeeming Authorized Participant, or the investor on whose behalf is acting, will have established appropriate arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which the Redemption Securities are customarily traded and to which such Redemption Securities (and any cash-in-lieu) can be delivered from the Fund’s accounts at the applicable local sub-custodian(s).

Acceptance of Redemption Requests

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust. The Trust’s determination shall be final and binding.

The Funds reserve the right to reject a redemption order if the order is not in proper form. In addition, the right of redemption may be suspended or the date of payment postponed with respect to the Fund (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings), (ii) for any period during which trading on the NYSE is suspended or restricted, (iii) for any period during which an emergency exists as a result of which disposal of the shares of a Fund’s portfolio securities or determination of its NAV is not reasonably practicable; or (iv) in such other circumstance as is permitted by the SEC. The Funds or Distributor will notify the Authorized Participant of such rejection, but the Funds, Custodian, sub-custodian, and Distributor shall not be liable for any failure to give such notification.

Delivery of Redemption Basket

Once a Fund has accepted a redemption request, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Redemption Basket, against receipt of the Creation Unit(s) at such NAV, any cash-in-lieu and Transaction Fee. A Creation Unit tendered for redemption and the payment of the Cash Component, any cash-in-lieu and Transaction Fee will be effected through DTC. The Authorized Participant, or the investor on whose behalf it is acting, will be recorded on the book-entry system of DTC.

The Redemption Basket generally will be delivered to the redeeming Authorized Participant within T+1. Except under the circumstances described below; however, a Redemption Basket generally will not be issued until the Creation Unit(s) are delivered to a Fund, along with the Cash Component, any cash-in-lieu and Transaction Fee.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

With respect to orders involving foreign Redemption Securities, a Fund may settle Creation Unit transactions on a basis other than T+1 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period.

41

Cash Redemption Method. The Funds reserve the right to redeem Creation Units solely in cash if, on a given Business Day, a Fund announces before the open of trading that all redemptions on that day will be made entirely in cash. A Fund may also on a given Business Day, require all Authorized Participants redeeming Creation Units on that day to receive cash in lieu of some or all of the Deposit Securities because: (i) such securities are not eligible for transfer either through the NSCC or DTC or (ii) in the case of a Fund that invests a significant amount of its assets in foreign securities holding non-U.S. investments, such securities are not eligible for trading due to local trading restrictions, local restrictions on securities transfers or other similar circumstances. The Funds may also permit an Authorized Participant to receive cash in lieu of some or all of the Deposit Securities because: (i) such securities are not available in sufficient quantity, (ii) such securities are not eligible for trading by an Authorized Participant or the investor on whose behalf the Authorized Participant is acting, or (iii) a holder of shares of a Fund holding non-U.S. investments would be subject to unfavorable income tax treatment if the holder receives redemption proceeds in kind. When cash redemptions of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind redemptions. In the case of a cash redemption, the investor will receive the cash equivalent of the Redemption Basket minus any Transaction Fees, as described above.

MANAGEMENT OF THE TRUST

Board Leadership and Risk Oversight

The Board of Trustees is responsible for overseeing the management and operations of the Trust. [ ]

Trustees and Officers

[ ]

Trustee Ownership and Compensation

[ ]

Board Committees

[ ]

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of [-], the following shareholders owned 5% or more of a class of the indicated Funds. Each shareholder that beneficially owns more than 25% of the voting securities of a class of a Fund may be deemed a control person of that class of the Fund’s outstanding shares and, thereby, may influence the outcome of matters on which shareholders are entitled to vote. Since the economic benefit of investing in a Fund and related voting authority is passed through to the underlying investors of the record owners, it is expected that these record owners generally will not be considered the beneficial owners of the Fund’s shares or control persons of the Fund.

The names and addresses of the record holders and the percentage of the outstanding shares held by such holders are set forth in the following table.

[ ]

INVESTMENT ADVISER AND OTHER SERVICE PROVIDERS

Investment Adviser

Victory Capital, a New York corporation registered as an investment adviser with the SEC, serves as investment adviser to the Funds.

Victory Capital’s principal business address is 15935 La Cantera Parkway, San Antonio, TX 78256. Subject to the authority of the

Board, the Adviser is responsible for the overall management and administration of the Funds’ business affairs. Each of the Adviser’s multiple investment teams, referred to separately as investment franchises utilizes its own independent approach to investing. The Adviser is responsible for selecting each Fund’s investments according to its investment objective, policies, and restrictions. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc. (“VCH”), a publicly traded Delaware corporation. As of [ ], 2026, the Adviser managed assets totaling in excess of $[ ] billion for numerous clients including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net worth individuals and mutual funds.

The Advisory Agreement

[The Adviser serves as the Funds’ investment adviser pursuant to an advisory agreement dated as of [] (the “Advisory Agreement”). Unless sooner terminated, the Advisory Agreement between the Adviser and the Trust, on behalf of the Funds, provides that it will continue in effect as to the Funds for two years and for consecutive one-year terms thereafter, provided that such renewal is approved

42

at least annually by the Trustees or by vote of the majority of the outstanding shares of each such Fund (as defined under “Additional Information—Miscellaneous” below) and, in either case, by a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreement, by votes cast in person at a meeting called for such purpose. The Advisory Agreement is terminable as to any particular Fund at any time on 60 days’ written notice without penalty by a vote of the majority of the outstanding shares of a Fund, by vote of the Trustees, or as to all applicable Funds by the Adviser. The Advisory Agreement also terminates automatically in the event of any assignment, as defined by the 1940 Act.]

[The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the services pursuant thereto, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.]

[Under the Advisory Agreement, the Adviser may delegate a portion of its responsibilities to a sub-adviser. In addition, the agreements provide that the Adviser may render services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of the Fund provided all such persons are functioning as part of an organized group of persons, managed by authorized officers of the Adviser.]

Prior to [ ], First Eagle Investment Management, LLC served as investment adviser to the Predecessor Funds.

[As compensation for its investment advisory services, Victory Capital will receive the contractual advisory fee shown below, stated at an annual rate, accrued daily and paid monthly. No performance-based adjustment applies.]

The following schedule lists the contractual advisory fees for each Fund, as an annual percentage of its average daily net assets.

Fund	Advisory Fee
First Eagle Victory Mid Cap Equity ETF	[	]% of the Fund’s average daily net assets
First Eagle Victory US Equity ETF	[	]% of the Fund’s average daily net assets
First Eagle Victory Small Cap Equity ETF	[	]% of the Fund’s average daily net assets
First Eagle Victory Core Municipal ETF	[	]% of the Fund’s average daily net assets

Approximate management fees the Predecessor Funds paid or owed First Eagle Investment Management, LLC

The following table shows the dollar amount of gross investment management fees incurred by a Predecessor Fund, along with the net amount of fees that were paid after applicable fee waivers or expense reimbursements, if any. The data covers the applicable initial periods ended April 30, 2026 for First Eagle US Equity ETF and First Eagle Mid Cap Equity ETF. [Initial reporting periods for First Eagle Small Cap Equity ETF and First Eagle Core Municipal ETF: [●].]

[ ]

Management Fee Waiver/Expense Reimbursement

[For at least two years following the Reorganizations, Victory Capital has contractually agreed to waive fees and/or reimburse expenses so that the total net annual operating expenses of each Fund and class, subject to the exclusions in the agreement, will not exceed the current contractual expense limitation applicable to the corresponding predecessor shares or, if none, the expense ratio based on those shares' expenses for the most recent fiscal year. Under the agreement, Victory Capital may recoup waived fees and reimbursed expenses for up to three years after the waiver or reimbursement, subject to the lesser of the expense limits in effect when the amount was waived or reimbursed and when it is recouped, after giving effect to recoupment. The agreement may be terminated only by the Board.]

[Historical fee waivers and expense reimbursements, if any, by First Eagle Investment Management, LLC for the Predecessor Funds:

[●].Applicable periods are the initial periods ended April 30, 2026 for First Eagle US Equity ETF and First Eagle Mid Cap Equity ETF, and [●] for First Eagle Small Cap Equity ETF and First Eagle Core Municipal ETF.]

[ ]

[Historical recoupment of previously waived fees and reimbursed expenses, if any, by First Eagle Investment Management, LLC for the Predecessor Funds: [●]. Applicable periods are the initial periods ended April 30, 2026 for First Eagle US Equity ETF and First Eagle Mid Cap Equity ETF, and [●] for First Eagle Small Cap Equity ETF and First Eagle Core Municipal ETF.]

[ ]

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Compliance Services

[Pursuant to the Agreement to Provide Compliance Services (the “Compliance Agreement”), the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under 1940 Act. The funds in the Victory Fund Complex, in the aggregate, compensate the Adviser for these services.] As of the date of this SAI, the Funds have not paid any fees for these services.

Administrator

[Victory Capital will provide internal administrative, accounting, operations, compliance and related services.]

[ ]

Administration fees paid by the Predecessor Funds to First Eagle Investment Management, LLC

[ ]

Shareholder Servicing/Transfer Agent

JPMorgan Chase Bank, N.A. will serve as transfer agent.

Under the terms of its contract with the Funds, JPMorgan Chase Bank, N.A. services shareholder accounts, and its duties include: (i) processing sales, redemptions and exchanges of shares of the Funds; (ii) distributing dividends and capital gains associated with the Funds’ portfolio; and (iii) maintaining account records and responding to shareholder inquiries.

Custodian and Sub-administrator

JPMorgan Chase Bank, N.A. will serve as custodian. The custodian’s responsibilities include safekeeping and controlling the Funds’ cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds’ investments.

JPMorgan Chase Bank, N.A. will provide fund accounting and sub-administration services.

Securities Lending

[ ]

Distributor

[Victory Capital Services, Inc. (the “Distributor”), located at 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, [serves] as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust dated [ ] (the “Distribution Agreement”). Unless otherwise terminated, the Distribution Agreement will remain in effect with respect to each Fund for two years and will continue thereafter for consecutive one-year terms, provided that the renewal is approved at least annually (1) by the Board or by the vote of a majority of the outstanding shares of each Fund, and (2) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of its assignment, as defined under the 1940 Act.]

Prior to the Reorganization, Quasar Distributors, LLC served as distributor to the Predecessor Funds.

PORTFOLIO MANAGERS

This section includes information about the Funds’ portfolio managers, including information concerning other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

Other Accounts

The following table provides information as of November 30, 2025 relating to the other accounts managed by the portfolio managers and their investments in the Funds. Each of these portfolio managers receives significant input and support from a team of investment professionals. Additional information regarding these investment professionals is available on the following pages.

Accounts With Performance-
		Total Accounts	Based Fees
Portfolio Manager	Number	Assets	Number	Assets

Matthew McLennan

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Registered Investment Companies	6	$89.1 billion	-	-
Other Pooled Investment Vehicles	8	$13.9 billion	1	$8.2 billion
Other Accounts	23	$11.6 billion	-	-
Mark Wright
Registered Investment Companies	1	$1.6 billion	-	-
Other Pooled Investment Vehicles	-	-	-	-
Other Accounts	-	-	-	-
Manish Gupta
Registered Investment Companies	3	$72.4 billion	-	-
Other Pooled Investment Vehicles	6	$11.4 billion	1	$8.2 billion
Other Accounts	22	$11.0 billion	-	-
Adrian Jones
Registered Investment Companies	2	$1.2 billion	-	-
Other Pooled Investment Vehicles	-	-	-	-
Other Accounts	22	$8.7 billion	-	-
William Hench
Registered Investment Companies	2	$1.8 billion	-	-
Other Pooled Investment Vehicles	3	$0.3 million	-	-
Other Accounts	2	$1.2 billion	-	-
Suzanne Franks
Registered Investment Companies	3	$2.9 billion	-	-
Other Pooled Investment Vehicles	4	$0.3 billion	-	-
Other Accounts	2	$0.0 billion	-	-
Adam Mielnik, CFA
Registered Investment Companies	3	$2.9 billion	-	-
Other Pooled Investment Vehicles	4	$0.3 billion	-	-
Other Accounts	2	$0.0 billion	-	-
John V. Miller, CFA
Registered Investment Companies	4	$9.3 billion	-	-
Other Pooled Investment Vehicles	0	$0 billion	-	-
Other Accounts	6	$0.1 billion	-	-
David J. Blair, CFA
Registered Investment Companies	2	$0 billion	-	-
Other Pooled Investment Vehicles	0	$0 billion	-	-
Other Accounts	3	$0 billion	-	-

Although the portfolio managers listed above may be assisted by a team of professionals, such as Associate Portfolio Managers, research analysts and trading personnel, no other person has final responsibility for Fund investment decisions.

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Portfolio Managers	Principal Occupation(s) During Past 5 Years	Areas of Specialty
Matthew McLennan, CFA	Mr. McLennan joined First Eagle in September	Head of the First Eagle Global
	2008 as the Head of the Global Value Team after	Value Team
having held various senior positions with
Goldman Sachs Asset Management in London
and New York. While at his predecessor firm for
over fourteen years, Mr. McLennan was Co-
Founder of Goldman Sachs’ Global Equity
Partners where he managed a global equity
portfolio for the firm’s private wealth
management clients as well as a Co-Founder and
Equity Chief Investment Officer of the
Investment Strategy Group for Goldman Sachs’
private client business and a Managing Director
of Goldman Sachs. Mr. McLennan is a graduate
of the University of Queensland. He also serves
on boards of various educational institutions and
nonprofit organizations such as The University of
Queensland in America, Harvard School of
Public Health, Trinity School and The Library of
America.
Mark Wright, CFA	Mr. Wright joined First Eagle in July 2007.
Previously, Mr. Wright was a Senior Analyst for
Investment Banking at Dresner Capital
Resources and, subsequently, spent 11 years at
Morningstar as a Senior Analyst, Finance
Consultant and Director of Tools & Portfolio
Content. He is a graduate of the University of
Chicago and the Sloan School of Management at
MIT.

Banks, credit cards & payments and other financials, and tobacco

Manish Gupta	Mr. Gupta joined First Eagle in October 2009.	Technology, media & telecom,
	Mr. Gupta began his career in the technology	transport & logistics
sector as an intern at Microsoft Corporation, and
spent the following six years as a software
engineer at Cisco Systems. Previously Mr. Gupta
was an equity research analyst at Cantillon
Capital Management, covering technology,
professional and commercial services,
transportation and select industrials. Prior to this,
he interned as a financial services sector analyst
at Fidelity Management and Research. Mr. Gupta
is a graduate of the Institute of Technology BHU
in Varanasi, India and was awarded his MBA
from Columbia Business School. He also has an
MS in computer science from University of
Texas at Austin.

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Adrian Jones	Mr. Jones joined First Eagle as a senior research	Investment grade fixed income
analyst in April 2018. Previously, Mr. Jones was
a senior analyst at King Street Capital
Management, a distressed/value hedge fund.
Prior to that, he was a co-founder of Artemis
Partners, L.P., a portfolio manager at ING
Investment Management, an equity analyst at
Soros Fund Management and an investment
banking analyst at Lazard Frères Co. Mr. Jones
earned his BA in art history at Yale University.

William A. Hench	Mr. Hench joined First Eagle in April 2021. Prior
to joining First Eagle in April 2021, Mr. Hench
was portfolio manager of the Small Cap
Opportunistic Value strategy at Royce
Investment Partners, where he worked for 18
years. Before that, he spent 10 years in the
institutional equity business in Boston and New
York, most recently with JP Morgan. He began
his professional career as a CPA with Coopers
and Lybrand. Mr. Hench earned a bachelor’s
degree from Adelphi University.

Suzanne Franks	Ms. Franks joined First Eagle in April 2021.
Prior to joining First Eagle in April 2021, Ms.
Franks was an assistant portfolio manager of the
Small Cap Opportunistic Value strategy at Royce
Investment Partners. Before that she founded
Vivid Research Inc., an independent research
boutique focused on companies facing
opportunistic or event-driven catalysts.
Previously, she was a principal and portfolio
manager at Opportunity Research Group. Ms.
Franks earned a BBA in finance, magna cum
laude, from Texas A&M University and an MBA
from The University of Chicago Booth School of
Business. Ms. Franks manages the Small Cap
Equity ETF.

Adam Mielnik, CFA	Mr. Mielnik is an associate portfolio manager on
the Small Cap team. Prior to joining First Eagle
in April 2021, Mr. Mielnik was a senior analyst
for the Small Cap Opportunistic Value strategy at
Royce Investment Partners, where he worked for
seven years. Mr. Mielnik earned a bachelor’s
degree from Fordham University, and he holds
the Chartered Financial Analyst designation. Mr.
Mielnik manages the Small Cap Equity ETF.

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John V. Miller, CFA	Mr. Miller joined First Eagle in January 2024.
Mr. Miller is head and chief investment officer of
the Municipal Credit team. Previously, Mr.
Miller was a senior managing director and head
of municipal bonds at Nuveen Asset
Management, where he worked for 27 years. Mr.
Miller earned his bachelor’s degree from Duke
University, his master’s degree from
Northwestern University and his MBA from the
University of Chicago Booth School of Business.
Mr. Miller manages the Core Municipal ETF.

David J. Blair, CFA	David Blair is head of the Municipal Core SMA
business. Prior to joining First Eagle in January
2025, David was a managing director and
portfolio manager at Nuveen where he managed
municipal separate account portfolios. Since
1996, he has worked at PIMCO and Nuveen,
primarily as a municipal credit analyst and
portfolio manager. David began his career in
1991 as a Certified Public Accountant and
auditor for Arthur Andersen. He earned a BA in
economics from the University of California,
Santa Barbara and an MBA in finance from the
University of Chicago. David holds the Chartered
Financial Analyst designation and is a member of
the CFA Institute and the CFA Society of Orange
County. Mr. Blair manages Core Municipal ETF.

Portfolio Manager Compensation [ ]

Conflicts of Interest

The Adviser’s portfolio managers are often responsible for managing one or more Funds as well as other accounts, such as separate accounts, and other pooled investment vehicles, such as collective trust funds or unregistered hedge funds. A portfolio manager may manage other accounts which have materially higher fee arrangements than a Fund and may, in the future, manage other accounts which have a performance-based fee. A portfolio manager also may make personal investments in accounts he or she manages or supports. The side-by-side management of the Funds along with other accounts may raise potential conflicts of interest by incenting a portfolio manager to direct a disproportionate amount of: (1) their attention; (2) limited investment opportunities, such as less-liquid securities or initial public offering; and/or (3) desirable trade allocations, to such other accounts. In addition, certain trading practices, such as cross- trading between Funds or between a Fund and another account, raise conflict of interest issues. The Adviser has adopted numerous compliance policies and procedures, including a Code of Ethics, and brokerage and trade allocation policies and procedures, which seek to address the conflicts associated with managing multiple accounts for multiple clients. In addition, the Adviser has a designated Chief Compliance Officer (selected in accordance with the federal securities laws) and compliance staff whose activities are focused on monitoring the activities of the Adviser’s investment franchises and employees in order to detect and address potential and actual conflicts of interest. However, there can be no assurance that the Adviser’s compliance program will achieve its intended result.

DISTRIBUTION AND SERVICE PLANS

[The Trust will adopt a distribution and service plan under Rule 12b-1 for each Fund, permitting payments at an annual rate of up to 0.25% of average daily net assets. The plan will be dormant: each Fund will pay 0.00% immediately following the Reorganizations, and there is no current intention to impose fees under the plan.]

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Payments to Financial Intermediaries

[The Adviser or its affiliates may use their own resources, not Fund assets, to pay intermediaries for distribution, administration, marketing, access to investment programs and related support. Payments may depend on assets or sales or be fixed amounts, and may include permissible non-cash support. These arrangements can encourage intermediaries to recommend the Funds; increased Fund assets can increase the Adviser’s fees.]

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

CODE OF ETHICS

The Trust and the Adviser each have adopted a Code of Ethics in accordance with Rule 17j-1 under the 1940 Act. The Adviser’s Code of Ethics applies to all of the Adviser’s directors and officers and employees with investment advisory duties (“Access Personnel”) and all of the Adviser’s directors, officers and employees (“Supervised Personnel”). Each Code of Ethics provides that Access Personnel must refrain from certain trading practices. Each Code also requires all Access Personnel (and, in the Adviser Code, all Supervised Personnel) to report certain personal investment activities, including, but not limited to, purchases or sales of securities that may be purchased or held by a Fund. Violations of any Code of Ethics can result in penalties, suspension, or termination of employment.

PROXY VOTING POLICIES AND PROCEDURES

In accordance with the 1940 Act, the Trust [has adopted] policies and procedures for voting proxies related to equity securities held by the Funds (the “Proxy Voting Policy”). The Trust’s Proxy Voting Policy is designed to: (i) ensure that proxies are voted in the best interests of shareholders of the Funds with a view toward maximizing the value of their investments; (ii) address conflicts of interests between these shareholders, on the one hand, and affiliates of the Fund, the Adviser or the Distributor, on the other, that may arise regarding the voting of proxies; and (iii) provide for the disclosure of the Funds’ proxy voting records and the Proxy Voting Policy.

[The Proxy Voting Policy delegates to the Adviser the obligation to vote the Funds’ proxies in the best interests of the Funds and their shareholders, subject to oversight by the Board.]

[The First Eagle proxy voting policies and procedures expected to apply to the Funds are summarized in Appendix B.]

The Funds’ Proxy Voting Policy provides that the Funds, in accordance with SEC rules, annually will disclose on Form N-PX the Funds’ proxy voting record. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is updated each year by August 31st and is available without charge, upon request, by calling toll free [] or by accessing the SEC’s website at sec.gov.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Adviser is responsible for decisions to buy and sell securities, futures and options on securities, on indices and on futures for the Funds, the selection of brokers, dealers and futures commission merchants to effect those transactions and the negotiations of brokerage commissions, if any. Broker-dealers and futures commission merchants may receive brokerage commissions on Fund portfolio transactions, including options and the purchase and sale of underlying securities or futures positions upon the exercise of options. Orders may be directed to any broker or futures commission merchant to the extent and in the manner permitted by applicable law.

Substantially all brokers through whom the Adviser executes orders provide proprietary research on general economic trends or particular issuers. Selected brokers provide third-party research and brokerage services, that is, services obtained by the broker from a third party that the broker then provides to the Adviser. The Adviser may obtain quotes and other market data information in this manner. Many brokers also invite investment personnel of the Adviser to attend investment conferences sponsored by such brokers.

Brokerage commissions generally are negotiated in the case of U.S. securities transactions, but in the case of foreign securities transactions may be fixed and may be higher than prevailing U.S. rates. Commission rates are established pursuant to negotiations with the executing parties based on the quantity and quality of the execution services.

The Adviser may utilize certain electronic communication networks (“ECNs”) in executing transactions for certain types of securities. These ECNs may charge fees for their services, including access fees and transaction fees. The transaction fees, which are similar to commissions or markups/markdowns, will generally be charged to clients and, like commissions and markups/markdowns, would generally be included in the cost of the securities purchased.

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In addition, services may be acquired or received either directly from executing broker-dealers, or indirectly through other broker- dealers in step-out transactions or similar arrangements. A “step-out” is an arrangement by which an investment manager executes a trade through one broker-dealer but instructs that entity to step-out all or a portion of the trade to another broker-dealer. This second broker-dealer will clear, settle, and receive commissions for, the stepped-out portion.

Equity securities traded in over-the-counter markets, bonds, including convertible bonds, and loans are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriters, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments and U.S. government agency securities may be purchased directly from the issuer, in which case no commissions or discounts are paid.

In placing orders for portfolio securities or futures, the Adviser seeks to obtain best execution or the most favorable execution under the circumstances and in accordance with appliable law. Within this framework, the Adviser will consider the research and investment services provided by brokers, dealers or futures commission merchants who effect transactions for a Fund or who are parties to portfolio transactions with a Fund, the Adviser or the Adviser’s other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include, but are not limited to, statistical and economic data research reports on particular companies and industries, and meetings with corporate executives (sometimes referred to as “corporate access”).

Brokers, dealers or futures commission merchants furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are generally significantly smaller than a Fund’s, and the services furnished by such brokers, dealers or futures commission merchants may be used by the Adviser in providing investment management for a Fund. Commission rates are based on the quality and quantity of execution services provided by the executing party and reflect generally prevailing rates. In addition, the Adviser is authorized to pay higher commissions on brokerage transactions for the Fund to brokers in order to secure the research and investment services described above (sometimes referred to as “paying up”) in accordance with applicable law. The use of commissions on brokerage transactions paid by the Funds and other investment accounts to pay for research and the investment services described above is sometimes referred to as “soft dollars” and is subject to review by the Board of Trustees from time to time as to the extent and continuation of this practice. When using soft dollars, the Adviser need not solicit competitive bids and does not have an obligation to seek the lowest available commission cost. It is not the Adviser’s practice to negotiate “execution only” commission rates, thus a Fund may be deemed to be paying for research, brokerage or other services provided by the broker that are included in the commission rate.

Section 28(e) of the Securities Exchange Act of 1934, as amended, is a “safe harbor” that permits an investment adviser to use commissions or “soft dollars” to obtain research and brokerage services that provide lawful and appropriate assistance in the investment decision-making process. The use of commissions to obtain such other services would be outside the parameters of Section 28(e). Since Section 28(e) generally relates only to the use of commissions on equity transactions, the use of commissions or other transaction costs paid on transactions in instruments other than equity securities typically would also be outside the parameters of Section 28(e).

The payment for eligible services under Section 28(e) by the Funds through soft dollars using Fund assets benefits the Adviser because the Adviser does not need to produce or pay for such research services, and as a result, the receipt of research in exchange for soft dollars may create a conflict of interest. Research or other services obtained in this manner may be used in servicing any or all of the Funds and other investment accounts, including in connection with accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other investment accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that account. In addition, other investment accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Funds and to such other investment accounts. Certain clients, including the Funds, could bear more of the cost of soft dollar arrangements than other investment accounts. Moreover, the Adviser may be incentivized to select or recommend a broker-dealer based on the Adviser’s interest in receiving research services, among the other factors that the Adviser considers, consistent with best execution.

In some instances, the Adviser may receive a product or service that may be used only partially for functions within Section 28(e) (e.g., an order management system, trade analytical software or proxy services). In such instances, the Adviser will make a good faith effort to determine the relative proportion of the product or service used to assist the Adviser in carrying out its investment decision- making responsibilities and the relative proportion used for administrative or other purposes outside Section 28(e). The proportion of the product or service attributable to assisting the Adviser in carrying out its investment decision-making responsibilities will be paid through brokerage commissions generated by Fund transactions and the proportion attributable to administrative or other purposes outside Section 28(e) will be paid for by the Adviser from its own resources.

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Research and brokerage services obtained by the use of commissions arising from a Fund’s portfolio transactions may be used by the Adviser in its other investment activities and thus, a Fund may not necessarily, in any particular instance, be the direct or indirect beneficiary of the research or brokerage services provided.

Independent third-party research is a component of the Funds’ investment selection process and is generally paid for via brokerage commissions that bundle research costs either directly with the trade execution clearing and/or settlement services provided by a particular broker/dealer, or through step-out transactions with other broker-dealers. The Adviser’s receipt of research on this basis benefits it because the Adviser does not need to produce or pay for such research services, and as a result, the receipt of research in exchange for soft dollars creates a conflict of interest. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing and settlement services provided by the broker-dealer and will not be paid by the Adviser.

The Adviser may also receive research that is either paid for directly by the Adviser (sometimes referred to as “hard dollar” arrangements ) or obtained utilizing soft dollars through a commission sharing arrangement (“CSA”). The Adviser has entered into CSAs under which the Adviser may execute transactions through, and obtain research from, a broker-dealer. Under a CSA, the Adviser may request that the broker-dealer allocate a portion of the commissions to another firm that provides research to the Adviser. To the extent that the Adviser continues to engage in CSAs, many of the same conflicts related to traditional soft dollar arrangements exist.

Although the Adviser will make a good faith determination that the amount of commissions paid is reasonable in light of the products or services provided by a broker, commission rates are generally negotiable and thus, selecting brokers on the basis of considerations that are not limited to the applicable commission rates will generally result in higher transaction costs than would otherwise be obtainable. The receipt of such products or services and the determination of the appropriate allocation in the case of “mixed use” products or services create a conflict of interest between the Adviser and a Fund.

In purchasing and selling debt instruments, the Adviser ordinarily places transactions with a broker-dealer acting as principal for the instruments on a net basis, with no brokerage commission being paid directly by the client (although the price may include undisclosed compensation, markups and markdowns) and may involve the designation of selling concessions. Debt instruments also may be purchased from underwriters at prices which include underwriting fees. Any transactions placed through broker-dealers as principals reflect the spread between the bid and ask prices. Funds that invest exclusively or primarily in debt instruments may nonetheless benefit from research and services received through the use of commissions generated by Funds investing in equity securities.

A Fund may, from time to time and to the extent permitted by applicable law, sell or purchase securities to or from companies or persons who are considered to be affiliated with that Fund solely because they are investment advisory clients of the Adviser or an affiliate. Such transactions will be effected for cash consideration, at the current market price of the particular securities, and no brokerage commissions or fees other than customary transfer fees shall be paid in connection with any such transactions. Additionally, all such transactions will be consistent with procedures adopted by the Board of Trustees.

The acquiring Funds have not commenced investment operations and have paid no brokerage commissions. Historical brokerage information for the Predecessor Funds relates to the applicable initial periods through April 30, 2026 for First Eagle US Equity ETF and First Eagle Mid Cap Equity ETF; the initial reporting period for First Eagle Small Cap Equity ETF and First Eagle Core Municipal ETF is [●]. [Total brokerage commissions and transaction amounts by predecessor and applicable period: [●]. Commissions or options clearing charges paid to an affiliate or related party of the predecessor adviser: [●]. Commissions paid to firms providing research, statistical or other services during the latest applicable period, and the related transaction amounts: [●].]

Affiliated Brokerage

[ ]

Allocation of Brokerage in Connection with Research Services

[ ]

Securities of Regular Broker-Dealers

[ ]

The Board periodically reviews the Adviser’s performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Funds.

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Portfolio Turnover

Each Fund may sell a portfolio investment soon after its acquisition if the Adviser believes that such a disposition is consistent with attaining the investment objective of the Fund. The Funds’ portfolio turnover rates stated in the Prospectuses are calculated by dividing the lesser of each Fund’s purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities, at the time of acquisition, were one year or less. Portfolio turnover is calculated on the basis of a Fund as a whole without distinguishing between the classes of shares issued.

The turnover rate for a Fund will vary from year-to-year, and, depending on market conditions, could be greater in periods of unusual market movement and volatility. Transaction costs associated with turnover are borne directly by the Fund and, ultimately, by its shareholders. A high rate of portfolio turnover (generally, over 100% annually) generally will involve correspondingly greater transaction costs. High portfolio turnover may result in the realization of substantial net capital gains. To the extent short-term capital gains are realized, distributions attributable to such gains will be ordinary income for federal income tax purposes.

The acquiring Funds have not commenced investment operations. Historical portfolio turnover rates for First Eagle US Equity ETF and First Eagle Mid Cap Equity ETF for their initial reporting periods ended April 30, 2026 are [●] and [●], respectively. [Historical portfolio turnover rates and applicable initial reporting periods for First Eagle Small Cap Equity ETF and First Eagle Core Municipal ETF: [●].]

DIVIDENDS, CAPITAL GAINS AND DISTRIBUTIONS

The Funds distribute substantially all of their net investment income and net capital gains, if any, to shareholders within each calendar year as well as on a fiscal year basis to the extent required for the Funds to qualify for favorable federal tax treatment. The Funds ordinarily declare and pay dividends separately for each class of shares, from their net investment income. [Core Municipal ETF ordinarily pays dividends from net investment income and net tax-exempt income monthly. The income-distribution frequencies for US Equity ETF, Mid Cap Equity ETF and Small Cap Equity ETF are [●]. Each Fund ordinarily distributes net realized capital gains annually. Each Fund may make additional distributions, if necessary, to comply with U.S. federal tax requirements and avoid U.S. federal income or excise tax.]

The amount of a Fund’s distributions may vary from time to time depending on market conditions, the composition of a Fund’s portfolio and expenses borne by a Fund.

TAXES

The following information supplements and supersedes such discussion in the Funds’ Prospectus titled “Information on Dividends, Distributions and Taxes.” The following is a summary of certain material U.S. federal income tax considerations relating to each Fund’s qualification as a “regulated investment company” (a “RIC”) and the acquisition, ownership and disposition of shares of a Fund. This summary is based upon the Code, regulations promulgated by the U.S. Treasury Department, current administrative interpretations and practices of the Internal Revenue Service (“IRS”) (including administrative interpretations and practices expressed in private letter rulings which are binding on the IRS only with respect to the particular taxpayers who requested and received those rulings) and judicial decisions, all as currently in effect and all of which are subject to differing interpretations or to change, possibly with retroactive effect. This summary does not address any proposals to modify such tax laws. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of the tax considerations described below. No advance ruling has been or will be sought from the IRS regarding any matter discussed in this summary. Except as otherwise discussed below, this summary does not discuss the impact that U.S. state and local taxes and taxes imposed by non-U.S. jurisdictions could have on the matters discussed in this summary. This summary is for general information only, and does not purport to discuss all aspects of U.S. federal income taxation that may be important to a particular shareholder in light of its investment or tax circumstances or to shareholders subject to special tax rules, such as U.S. expatriates; persons who mark-to-market Fund shares; subchapter S corporations; U.S. shareholders whose functional currency is not the U.S. dollar; financial institutions; insurance companies; broker-dealers; RICs; REITs; trusts and estates; persons holding Fund shares as part of a “straddle,” “hedge,” “conversion transaction,” “synthetic security” or other integrated investment; persons subject to the alternative minimum tax; persons holding their Fund shares through a partnership or similar pass-through entity; tax-exempt organizations (except as otherwise discussed below); investors in tax deferred accounts such as a 401(k) plan or an individual retirement account (“IRA”); persons subject to special tax rules as a result of being treated as receiving any “excess inclusion income” from a Fund (except as otherwise discussed below); shareholders subject to special tax accounting rules as a result of their use of “applicable financial statements” (within the meaning of Section 451(b)(3) of the Code; and foreign shareholders (except as otherwise discussed below). Unless otherwise noted, this discussion applies only to U.S. shareholders that hold shares as capital assets, which generally means as property held for investment. A U.S. shareholder is an individual who is a citizen or resident of the United States; a U.S. corporation (including an entity treated as a corporation); a trust if it (i) is subject to the primary supervision of a court in the United States and one or more U.S. persons have the authority to control all substantial decisions of the trust or (ii) has made a valid election to be treated as a U.S. person; or any estate the income of which is subject to U.S. federal income tax regardless of its source. Current and

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prospective shareholders are urged to consult their own tax advisors with respect to the specific U.S. federal, state, local and non-U.S. tax consequences of investing in the Fund.

Each Fund has elected and intends to qualify annually as a RIC under Subchapter M of the Code. In order to qualify as a RIC for a taxable year, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, net income derived from interests in qualified publicly traded partnerships (“qualified PTPs”), gains from the sale or other disposition of stock, securities or foreign currencies, or other income (such as gains from options, futures or forward contracts) derived with respect to the business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. government securities, securities of other RICs and other securities, with such other securities of any one issuer qualifying only if the Fund’s investment is limited to an amount not greater than 5% of the value of the Fund’s assets and not more than 10% of the voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or securities of other RICs) or of two or more issuers which the Fund controls and which are determined, under Treasury regulations, to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more qualified PTPs; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends and interest net of expenses and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its tax-exempt interest income (net of certain costs allocable to such income) for the year.

Each Fund may invest in certain assets, such as gold bullion, that do not constitute “securities” for purposes of the RIC qualification tests referred to in the previous paragraph and other assets, including various derivative and structured investment products the status of which as “securities” for such purposes may not be fully settled. Subject to the savings provisions described below, if a sufficient portion of a Fund’s assets were not stock or such securities or if a sufficient portion of a Fund’s gross income were not derived from stock or such securities for any taxable year, that Fund may fail to qualify as a RIC for such taxable year.

If a Fund fails to qualify for taxation as a RIC for any taxable year, the Fund’s income will be taxed at the Fund level at the regular corporate rate and the tax consequences to shareholders would be different from those described in this section (for example, all distributions to shareholders generally would be taxed as ordinary income, even if those distributions are derived from tax-exempt interest or capital gains realized by the Fund). In addition, in order to requalify for taxation as a RIC that is accorded special tax treatment, such Fund may be required to recognize unrealized gains, incur substantial taxes on such unrealized gains, and make certain substantial distributions. Each Fund has elected and intends to qualify annually as a RIC under the Code.

If a Fund were otherwise to fail to satisfy the gross income test for a taxable year, it would nevertheless be considered to satisfy such test if its failure to satisfy the gross income test were due to reasonable cause and not willful neglect and if it were to satisfy certain procedural requirements. A Fund would be subject to an excise tax if it were to rely on this savings provision in order to meet the gross income test.

In addition, if a Fund were otherwise to fail to satisfy the asset diversification test, it would nevertheless be considered to satisfy such test if either (a) the failure to satisfy the asset test were de minimis and the Fund were to satisfy the asset test within a prescribed time period or (b) the Fund’s failure to satisfy the asset diversification test were due to reasonable cause and not willful neglect, the Fund were to satisfy the test within a prescribed time period and the Fund were to satisfy certain procedural requirements. A Fund’s failure to satisfy the asset diversification test would be considered de minimis if it were due to the Fund’s ownership of assets the total value of which did not exceed the lesser of $10 million and 1 percent of the total value of the Fund’s assets at the end of the fiscal quarter in which the test was being applied. A Fund would be subject to an excise tax if it were to rely on the savings provision described in (b) of this paragraph in order to meet the asset diversification test.

As a RIC, each Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it currently distributes to shareholders. Each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains, in addition to distributing to its shareholders substantially all of its net tax-exempt interest income, if any.

For purposes of determining the amount of dividends that a Fund has distributed to its shareholders for a taxable year, each Fund may elect to treat certain dividend distributions paid in the following taxable year as having been paid in the earlier taxable year.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a non-deductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute during each calendar year an amount equal to or exceeding the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year,

(2)at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending on October 31 of the calendar year, and (3) 100% of any ordinary income and capital gains for the preceding year that were not distributed during that year. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in

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which the distributions are received. To prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

Finally, any foreign currency transactions that are not directly related to a Fund’s investments in securities (possibly including, but not limited to, speculative currency positions or currency derivatives not used for hedging purposes) could, under future administrative guidance issued by the IRS, produce income not among the types of “qualifying income” from which the Fund must derive at least 90 percent of its annual gross income.

Net capital loss carryforwards of a Fund may be applied against any net realized capital gains in each succeeding year, until they have been reduced to zero. In the event that the Fund were to experience an ownership change as defined under the Code, the loss carryforwards and other favorable tax attributes of the Fund, if any, may be subject to limitation.

Each of the Global Fund, Overseas Fund, U.S. Fund, Global Income Builder Fund, Gold Fund and Real Assets Fund invests in certain precious metals and related contracts through a wholly-owned subsidiary (each, a “Cayman Subsidiary”). These Cayman Subsidiaries are First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Cayman Fund, Ltd., First Eagle Global Income Builder Cayman Fund, Ltd., First Eagle Gold Cayman Fund, Ltd. and First Eagle Global Real Assets Cayman Fund, Ltd. Each of the Global Fund, Overseas Fund, U.S. Fund, Global Income Builder Fund, Gold Fund and Real Assets Fund is a “United States shareholder” with respect to such subsidiary, and the subsidiary is a “controlled foreign corporation” under the Code. As such, each of the Global Fund, Overseas Fund, U.S. Fund, Global Income Builder Fund, Gold Fund and Real Assets Fund is required to include in gross income for U.S. federal income tax purposes all of the applicable Cayman Subsidiary’s “subpart F income,” including net gains from commodities, such as gold bullion, whether or not such income is distributed by the applicable Cayman Subsidiary. If a net loss is realized by a Cayman Subsidiary, such loss is not generally available to offset income earned by the applicable Fund.

As noted above, to qualify as a RIC, a Fund must derive at least 90% of its gross income each taxable year from certain specified sources. Income from direct investments in commodities and certain related instruments generally do not constitute qualifying income for purposes of such annual 90% gross income test. The IRS has issued a number of private letter rulings to RICs concluding that “subpart F income” from an investment in a wholly-owned foreign subsidiary that invests in commodities and related commodity-linked derivatives constitutes qualifying income, but each of these private letter rulings applies only to the taxpayer that received it and may not be used or cited as precedent. Certain First Eagle funds have obtained a similar ruling from the IRS. However, the IRS has since suspended the issuance of such rulings and has been reviewing its policy in this area, preventing any Fund from requesting and receiving a similar ruling. It is possible that, as a consequence of its review of this area, the IRS will reverse its prior position and publish guidance under which it will take the position that “subpart F income” from a Cayman Subsidiary is not qualifying income for purposes of the annual 90% gross income test. In such a case, Global Fund, Overseas Fund, U.S. Fund, Global Income Builder Fund, Gold Fund or Real Assets Fund could fail to qualify as a RIC, could be limited in its ability to implement its current investment strategies and may need to significantly change its investment strategies, which could adversely affect the applicable Fund. A Fund also may incur transaction and other costs to comply with any new or additional guidance from the IRS.

Different tax treatment is accorded to investors in tax deferred accounts such as a 401(k) plan or an IRA, including a penalty on pre- retirement distributions that are not properly rolled over to other IRAs. Investors in tax deferred accounts should consult their tax advisers for more information.

Dividends paid out of a Fund’s investment company taxable income generally will be taxable to a U.S. shareholder as ordinary income. Provided that certain holding period requirements are met at the Fund and shareholder levels, certain dividends received by non- corporate shareholders (including individuals) from a Fund may be eligible for the reduced tax rates applicable in the case of long-term capital gains to the extent that the Fund receives “qualified dividend income” and reports a portion of its dividends as such in a written statement to shareholders. Substitute payments received by a Fund representing dividends paid on securities loaned out by the Fund will not be considered qualified dividend income, and distributions by the Fund on such substitute payments will not be eligible to be treated as dividends dividends. Provided that certain holding period requirements are met at the Fund and shareholder levels, certain dividends received by corporate shareholders from a Fund may be eligible for the corporate dividends-received deduction to the extent the Fund receives dividends paid by U.S. corporations and reports a portion of its dividends as such in a written statement to shareholders. Substitute payments received by the Fund representing dividends paid on securities loaned out by the Fund will not be treated as dividends eligible for the dividends received deduction.

Any dividends paid by a Fund that are attributable to distributions from REITs will not qualify for the corporate dividends-received deduction. Furthermore, dividends attributable to distributions from REITs will generally not qualify for the reduced tax rates applicable to certain Fund dividends paid to non-corporate shareholders (including individuals). However, dividends attributable to distributions from REITs (other than capital gain dividends, as defined in section 857(b)(3) of the Code, and qualified dividend income) may be treated by non-corporate shareholders as “qualified REIT dividends” and such shareholders generally may deduct 20% of the amount of qualified REIT dividends they receive from their taxable income under section 199A of the Code, if such shareholders meet the holding period requirements for their Fund shares, described in the next sentence, and the Fund satisfies similar holding period

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requirements for the REIT shares. The shareholder holding period requirements are met if the Fund shares are held by the shareholder for more than 45 days (taking into account the principles of section 246(c)(3) and (4) of the Code) during the 91-day period beginning on the date which is 45 days before the date on which such shares become ex-dividend with respect to such dividend, but only if and to the extent the shareholder is not under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Substitute payments received by a Fund representing qualified REIT dividends paid on REIT securities loaned out by the Fund will not be considered qualified REIT dividends, and distributions by the Fund of such substitute payments will not be eligible for the 20% deduction currently available for ordinary REIT dividends paid to non-corporate shareholders.

Certain types of income received by a Fund from its investment in mortgage REITs may cause the Fund to report some of its distributions as “excess inclusion income.” To Fund shareholders, such excess inclusion income would: (i) constitute taxable income, as “unrelated business taxable income”, for those shareholders who would otherwise be exempt from U.S. federal income tax, such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (ii) not be offset by current, carryforward or carryback net operating losses; (iii) not be eligible for reduced U.S. withholding for non-U.S. shareholders that otherwise would be eligible for reduced treaty rates or exemptions from U.S. withholding; and (iv) cause the Fund to be subject to tax if “disqualified organizations,” as defined by the Code, own shareholders in the Fund, in which case, the Fund may reduce distributions that would otherwise be made to such disqualified organizations by the amount of the tax so imposed. Each Fund tries to avoid investing in mortgage REITs that are expected to generate excess inclusion income, but a Fund may not always be successful in doing so. Because information about a mortgage REIT’s investments may be inadequate or inaccurate, or because a mortgage REIT may change its investment program, a Fund may not be successful in avoiding the consequences described above. Avoidance of investments in mortgage REITs that generate excess inclusion income may require the Fund to forego otherwise attractive investment opportunities.

Distributions of net capital gains derived from sales of portfolio securities by a Fund, if any, and reported as capital gains distributions, are generally taxable to non-corporate shareholders at long-term capital gain rates, regardless of whether the shareholder has held the Fund’s shares for more than one year, and are not eligible for the dividends-received deduction for corporate shareholders. Distributions of gains realized on collectibles, such as gains on gold and silver bullion, held for one year or less, are taxable to a U.S. shareholder as short-term gains. Distributions of gains realized on collectibles held for greater than one year, to the extent properly reported as such by the applicable Fund, are taxable to non-corporate shareholders at a maximum 28% tax rate. Distributions in excess of a Fund’s earnings and profits will first reduce the adjusted tax basis of a shareholder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such shareholder (assuming the Fund shares are held as a capital asset). Shareholders will be notified annually as to the U.S. federal income tax status of distributions. After the close of each calendar year, each Fund will designate the portion of its distributions paid to shareholders constituting ordinary dividends, qualified dividend income, capital gain dividends, dividends eligible for the corporate dividends-received deduction, exempt-interest dividends, and returns of capital. Depending on the nature of the dividends, dividends are taxable to shareholders even if they are reinvested in additional shares of a Fund, and shareholders receiving such distributions will have a cost basis in each such share equal to the net asset value of a share of the Fund on the reinvestment date and will receive a report as to the net asset value of those shares.

As described above, a Fund may invest in MLPs. An MLP treated as a partnership for U.S. federal income tax purposes does not pay U.S. federal income tax at the partnership level, subject to the application of certain partnership audit rules. Rather, a Fund is required to take into account the Fund’s allocable share of the income, gains, losses, deductions, expenses and tax credits recognized by such MLP regardless of whether the MLP distributes cash to the Fund. Because a Fund may recognize income from an MLP in excess of the cash distributions received from the MLP, a Fund may be required to sell other securities or may have to use leverage in order to satisfy the distribution requirements to qualify as a RIC and to avoid U.S. federal income and excise taxes. Distributions to a Fund from an MLP that is treated as a partnership for U.S. federal income tax purposes are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest.

An MLP could be treated as a corporation for U.S. federal income tax purposes, generally based on the kinds of income generated by the MLP, in which case the MLP would be required to pay U.S. federal (and applicable state and local) income tax on its net income at the regular corporate rate. Taxation as a corporation of an MLP in which a Fund invests would result in a reduction of the value of a Fund’s investment in the MLP and, consequently, your investment in a Fund.

As noted above, to qualify as a RIC, a Fund must derive at least 90% of its gross income each taxable year from certain specified sources. If an MLP treated as a partnership for U.S. federal income tax purposes is not a qualified PTP, the income of the MLP would be treated as qualifying income for purposes of the annual 90% gross income test only to the extent such income is attributable to items of income of the MLP that would be qualifying income if realized directly by a Fund. If an MLP treated as a partnership for U.S. federal income tax purposes is a qualified PTP, all of the net income derived from such qualified PTP would be qualifying income for purposes of the annual 90% gross income test. To qualify as a RIC, a Fund must also satisfy certain quarterly asset diversification tests. If an MLP treated as a partnership for U.S. federal income tax purposes is not a qualified PTP, in general, a Fund would look through to the underlying assets of the MLP for purposes of applying the quarterly asset diversification tests. If an MLP treated as a partnership for

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U.S. federal income tax purposes is treated as a qualified PTP, however, the quarterly asset diversification tests would be applied by treating such qualified PTP as the issuer of securities of such qualified PTP and there would be no look through to the underlying assets of such partnership. Additionally, under the quarterly asset diversification tests, no more than 25% of the value of a Fund’s assets may be invested in securities of one or more qualified PTPs at the end of each calendar quarter. MLPs in which a Fund invests generally are not obligated to disclose the contents of their portfolios on a regular basis. This lack of transparency may make it difficult to monitor the sources of a Fund’s income and the diversification of its assets to ensure that the Fund satisfies the annual 90% gross income test and the quarterly asset diversification tests.

Investments in MLPs treated as partnerships for U.S. federal income tax purposes may result in shareholders of a Fund being required to either request extensions to file their tax returns or file amended returns. Where a Fund invests in MLPs treated as partnerships for U.S. federal income tax purposes, a Fund will typically not receive its Schedule K-1 tax statements from the MLPs until after the date on which a Fund is required to mail Forms 1099 to its shareholders. Therefore, a Fund may need to send its shareholders corrected Forms 1099 after it receives Schedules K-1 from such MLPs, and this may require shareholders to file amended personal tax returns. Additionally, if a Fund invests in MLPs that are treated as partnerships for U.S. federal income tax purposes, it may be difficult to estimate the income from the MLPs prior to a Fund’s receipt of Schedules K-1 from the MLPs, for purposes of determining the amount a Fund is required to timely distribute each year to preserve its status as a RIC and to avoid becoming subject to federal income or excise tax.

Non-corporate shareholders who are direct holders of PTPs generally are eligible for a deduction of up to 20% of “qualified publicly traded partnership income.” A Fund will not be able to claim such a deduction in respect of income allocated to it by any MLPs or other PTPs in which it invests, and absent any additional guidance, the law does not allow the Fund to pass through to its non-corporate shareholders the special character of this income and to claim a deduction in respect of Fund dividends attributable to such income.

Certain investments by a Fund may affect the timing, character and amount of income and gain the Fund recognizes. Additionally, certain investments by a Fund may increase or accelerate a Fund’s recognition of income, including the recognition of taxable income in excess of the cash generated by such investments. Such income must be included in determining the amount of income which the Fund must distribute to maintain its status as a RIC and to avoid the imposition of U.S. federal income tax and the 4% excise tax. In such case, the Fund could be required to dispose of securities which it might otherwise have continued to hold or borrow to generate cash to satisfy its distribution requirements.

A Fund that invests in debt instruments that are at risk of or are in default may become subject to special tax issues regarding when the Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent it may take deductions for bad debts or worthless securities, how payments received on defaulted instruments should be allocated between principal and interest, and whether exchanges or modifications of debt instruments are taxable. These and other issues related to at-risk debt instruments also may affect the amount of income that a Fund is required to distribute to preserve its status as a RIC and to avoid becoming subject to federal income or excise tax.

A Fund’s gains and losses on the sale, lapse, or termination of options that it holds will generally have the same character as gains and losses from the sale of the security to which the option relates. If options written by a Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. A Fund also may have short-term capital gains and losses associated with closing transactions with respect to options written by the Fund. If call options written by a Fund are exercised, the selling price of the security to which the option relates is increased by the amount of the premium received by the Fund, and the character of the capital gain or loss on the sale of such security as long-term or short-term depends on the security’s holding period. Upon the exercise of a put held by a Fund, the premium initially paid for the put is offset against the amount received for the security sold pursuant to the put thereby decreasing any gain (or increasing any loss) realized on the sale. Generally, such gain or loss is capital gain or loss, the character of which as long-term or short-term depends on the holding period of the security. However, the purchase of a put option may be subject to the short sale rules or straddle rules for U.S. federal income tax purposes.

In general, gain or loss on a short sale is recognized when a Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the Fund’s hands. Except with respect to certain situations where the property used by a Fund to close a short sale has a long-term holding period on the date of the short sale, special rules would generally treat the gains on short sales as short-term capital gains. These rules also may terminate the running of the holding period of “substantially identical property” held by a Fund.

Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by a Fund for more than one year. Certain regulated futures, nonequity options, and foreign currency contracts in which the Funds may invest are “section 1256 contracts.” Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by a Fund at the end of each taxable year (and,

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generally, for purposes of the 4% excise tax, on October 31 of each year) are “marked-to-market” (that is, treated as sold at fair market value), resulting in unrealized gains or losses being treated as though they were realized.

Generally, the hedging transactions undertaken by the Funds (including, for example, the ownership of stocks and the sale of options) may result in “straddles” for U.S. federal income tax purposes. The straddle rules may cause certain gains to be treated as short-term rather than long-term and may cause certain losses to be treated as long-term rather than short-term. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized and certain interest expenses may be required to be capitalized. In addition, dividends, if any, on the stocks held as part of a straddle would not qualify for the lower rate generally applicable to “qualified dividend income.” The tax consequences to these Funds of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gains realized by a Fund which is taxed as ordinary income when distributed to shareholders. To the extent that the call options that a Fund writes on its portfolio securities are “qualified covered call options,” the holding of the call options and the underlying securities will generally not be treated as a “straddle” subject to the straddle rules except in the case of certain positions which are closed by the Fund in part at a loss in one year where gain is subsequently recognized by the Fund in a later year. In general, a “qualified covered call option” is an option that is written (sold) with respect to stock that is held or acquired by a taxpayer in connection with writing the option and that meets certain requirements, including that the option is exchange- traded or, if over-the-counter, meets certain IRS requirements, is granted more than 30 days prior to expiration, is not “deep-in-the- money” (within the meaning of section 1092 of the Code), is not granted by an options dealer (within the meaning of section 1256(g)(8) of the Code) in connection with the options dealer’s activity of dealing in options, and gain or loss with respect to such option is not ordinary income or loss. If a Fund owns stock and writes a qualified covered call option that is in-the-money (but not “deep-in-the- money”), certain losses may be treated as long-term rather than short-term and the holding period of the stock will not include any period during which the Fund is the grantor of the option thereby impacting the amount of income that can qualify for the lower rate applicable to “qualified dividend income.” Each Fund may make one or more of the elections available under the Code which are applicable to straddles. If any of these Funds makes any of such elections, the amount, character and/or timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders in order for the Fund to satisfy the distribution requirements to qualify as a RIC and to avoid U.S. federal income and excise taxes, and which will be taxed to them as ordinary income or long-term capital gains, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

Notwithstanding any of the foregoing, a Fund may recognize gain from a constructive sale of certain “appreciated financial positions” generally if the Fund enters into a short sale or offsetting notional principal contract with respect to, or a futures or a forward contract to deliver, the same or substantially identical property or, in the case of an appreciated financial position that is a short sale, an offsetting notional principal contract or a futures or forward contract, if the Fund acquires the same or substantially identical property as the underlying property for the position. Appreciated financial positions subject to this constructive sale treatment are interests (including options, forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions that are closed before the end of the 30th day after the end of the taxable year in which the transaction was entered into if the taxpayer holds the appreciated financial position throughout the 60 day period beginning on the date the transaction is closed and at no time during this 60 day period is the taxpayer’s risk of loss with respect to the appreciated financial position reduced by certain circumstances.

If a Fund has long-term capital gain from a “constructive ownership transaction” with respect to any financial asset, the amount of such gain which may be treated as long-term capital gain by the Fund is limited to the amount of such gain which the Fund would have recognized if it had been holding such financial asset directly, rather than through a constructive ownership transaction, with any gain in excess of this amount being treated as ordinary income. In addition, any such gain recharacterized as ordinary income is treated as having been realized ratably over the duration of such constructive ownership transaction grossed up by an interest charge when reported in the year recognized. A constructive ownership transaction includes holding a long position under a notional principal contract with respect to, or entering into a forward or futures contract to acquire certain financial assets, or both holding a call option and granting a put option with respect to certain financial assets where such options have substantially equal strike prices and substantially contemporaneous maturity dates.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency or determined with reference to one or more foreign currencies and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in a foreign currency or determined with reference to one or more foreign currencies gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition thereof also are treated as ordinary income or loss. Generally gains or losses with respect to forward contracts, futures

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contracts, options or similar financial instruments (other than section 1256 contracts) which are denominated in a foreign currency or determined by reference to the value of one or more foreign currencies are treated as ordinary gains or losses, as the case may be. These gains or losses, referred to under the Code as “section 988” gains or losses, may increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income. However, in certain circumstances, it may be possible to make an election to treat such gains or losses as capital gains or losses or as subject to the rules applicable to section 1256 contracts, rather than subject to section 988 treatment. Furthermore, if section 988 losses exceed other investment company taxable income generated by a Fund during a taxable year, the Fund’s distributions for the taxable year (including distributions made before such section 988 losses were recouped) would be treated as a return of capital to the Fund’s shareholders (rather than as dividends), thereby reducing the basis of each shareholder’s Fund shares and potentially resulting in a capital gain for any shareholder receiving a distribution greater than such shareholder’s adjusted tax basis in Fund shares (assuming such shares are held as a capital asset).

Each Fund may be subject to foreign withholding taxes on income and gains derived from its investments outside the United States. Such taxes would reduce the yield on the Funds’ investments. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of any taxable year consists of stocks or securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign source income or foreign withholding taxes paid by the Fund that can be treated as income taxes under U.S. federal income tax principles, as respectively earned and paid by its shareholders. For any year that a Fund makes such an election, each of its shareholders will be required to include in computing its income its allocable share of such taxes paid by the Fund, and will be entitled, subject to certain limitations, to credit its share of such taxes against its U.S. federal income tax due, if any, or to deduct it (as an itemized deduction, in the case of individual shareholders) from its U.S. federal gross income, if any.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the amount of a shareholder’s U.S. federal income tax liability attributable to its foreign source taxable income. With respect to the Global Fund, the Overseas Fund and the Gold Fund, if such Fund is eligible to make the pass-through election described above and such election is in fact made, the source of the electing Fund’s income flows through to its shareholders. Certain gains from the sale of securities and certain foreign currency gains will not be treated as foreign source taxable income. In addition, this foreign tax credit limitation must be applied separately to certain categories of foreign source income; dividends from the Fund will be treated as either “passive category” or “general category” income for this purpose. As a consequence, some shareholders may not be able to claim a foreign tax credit for the full amount of their proportionate share of foreign taxes paid by a Fund. The foreign tax credit limitation rules do not apply to certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than “qualified passive income.” The foreign tax credit is disallowed with respect to foreign taxes withheld on dividends if the dividend paying shares are held by a Fund for less than 16 days (46 days in the case of preferred shares) during the 31-day period (91-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend. If a Fund is not eligible to make the pass-through election described above or such an election is not made, the foreign taxes it pays will reduce its income, if any, and distributions by the Fund will be treated as U.S. source income. Each shareholder will be furnished with a written statement as to whether, pursuant to the election described above, the creditable foreign taxes paid by the Fund will be treated as paid by its shareholders for that year and, if so, such statement will designate

(i)such shareholder’s portion of the creditable foreign taxes paid to foreign countries and (ii) the portion of the Fund’s dividends and distributions that represents income derived from sources within such foreign countries. Shareholders of an eligible Fund would be required to include their proportionate share of foreign taxes paid by the Fund in their U.S. income tax returns as gross income, treat such proportionate share as taxes paid by them, and either deduct such proportionate share of taxes in computing their taxable incomes or, alternatively, claim such amounts as foreign tax credits against their U.S. income taxes. An election to deduct foreign taxes instead of claiming foreign tax credits applies to all foreign taxes paid or accrued in the relevant taxable year. No deduction for foreign taxes may be claimed by noncorporate shareholders who do not itemize deductions. A U.S. nonresident individual or non-U.S. corporation may be subject to U.S. withholding taxes on the gross income resulting from an eligible Fund’s election described above, but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder.

Investments by a Fund in stock of certain foreign corporations which generate mostly passive income, or at least half of the assets of which generate such income (referred to as “passive foreign investment companies” or “PFICs”), are subject to special tax rules designed to prevent deferral of U.S. taxation of the Fund’s share of the PFIC’s earnings. In the absence of certain elections to report these earnings on a current basis, a Fund would be required to report certain “excess distributions” from, and any gain from the disposition of stock of, the PFIC as ordinary income. Such ordinary income would be allocated ratably to a Fund’s holding period for the stock. Any amounts allocated to prior taxable years would be taxable to the Fund at the highest rate of tax on ordinary income applicable in that year, increased by an interest charge at the rate prescribed for underpayments of tax, and the Fund would not be able to avoid such tax and interest charge by distributing the “excess distributions” and gain to the Fund’s shareholders. Amounts allocated to the year of the distribution or disposition would be included in the Fund’s net investment income for that year and, to the extent distributed as a dividend to the Fund’s shareholders, would not be taxable to the Fund.

A Fund may elect to mark to market its PFIC stock, resulting in the stock being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain and any gain from an actual disposition of the stock would be reported as ordinary income;

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any resulting loss and any loss from an actual disposition of the stock would be reported as ordinary loss to the extent of any net gains reported as ordinary income in prior years. Alternatively, a Fund may be able to make an election, known as a qualified electing fund (“QEF”) election, in lieu of being taxable in the manner described above, in which case the Fund will include annually in income its pro rata share of the ordinary earnings and net capital gain of the PFIC, regardless of whether it actually received any distributions from the PFIC. These amounts would be included in the Fund’s investment company taxable income and net capital gain which, to the extent distributed by the Fund as ordinary or capital gain dividends, as the case may be, would not be taxable to the Fund (but would be taxable to shareholders). In order to make a QEF election, a Fund would be required to obtain certain information from PFICs in which it invests, which in many cases may be difficult to obtain.

Upon the sale or other disposition of shares of a Fund, a shareholder may realize a capital gain or loss which may be eligible for reduced U.S. federal income tax rates, generally depending upon the shareholder’s holding period for the shares. Such gain or loss generally, subject to exceptions described below, will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. A redemption of shares by a Fund generally will be treated as a sale or exchange for these purposes. Any loss recognized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds a share for six months or less, any loss on a sale or exchange will be disallowed to the extent of the exempt- interest dividends the shareholder received, except in the case of a regular dividend paid by a Fund if the Fund declares exempt-interest dividends on a daily basis in an amount equal to at least 90% of its net tax-exempt interest and distributes such dividends on a monthly or more frequent basis. To the extent, if any, a loss is not disallowed, it generally will be treated as a long-term capital loss to the extent of any distributions received by the shareholder with respect to such shares that are treated as long-term capital gains. No gain or loss will be recognized by a Fund shareholder on the conversion or exchange of a class of shares in the Fund to a different class of shares in the same Fund. A shareholder’s tax basis in the class of Fund shares acquired will be the same as such shareholder’s basis in the class of Fund shares converted, and the holding period in the class of Fund shares acquired will include the holding period for the converted Fund shares.

Under certain circumstances, the sales charge incurred in acquiring shares of a Fund may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies if shares of a Fund are exchanged within 90 days after the date they were purchased and the new shares are acquired without a sales charge or at a reduced sales charge prior to January 31 of the calendar year following the date of disposition of the original shares. In that case, the gain or loss recognized on the exchange will generally be determined by excluding from the tax basis of the shares exchanged the sales charge that was imposed on the acquisition of those shares to the extent of such reduction to the sales charge upon the exchange. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred the initial sales charge. The portion of the initial sales charge that is excluded from the basis of the exchanged shares is instead treated as an amount paid for the new shares.

Certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Funds and net gains from the disposition of shares of the Funds. Exempt-interest dividends from the Funds are generally not included in net investment income for purposes of this tax. U.S. shareholders are urged to consult their own tax advisers regarding the implications of the additional Medicare tax resulting from an investment in the Funds.

Each Fund may be required to withhold U.S. federal income tax currently at the rate of 24% from all distributions and gross sale proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or otherwise fail to comply with the applicable requirements of the backup withholding rules. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be allowed as a refund or a credit against the shareholder’s U.S. federal income tax liability, provided that the required information is timely furnished to the IRS.

If a Fund invests in underlying RICs, distributions of short-term capital gains by such underlying RICs would be recognized as ordinary income by the Fund and would not be able to be offset by the Fund’s capital losses or capital loss carryforwards (if any). Losses of an underlying RIC would not offset any income or gain of the Fund. Losses realized by a Fund on the sale of shares of underlying RICs may be indefinitely or permanently deferred under the wash sale rules. Each of these effects is caused by the Fund’s investment in the underlying RICs and may result in tax distributions to Fund shareholders being of higher magnitudes.

Taxation of a shareholder who, as to the United States, is a nonresident alien individual or foreign corporation (“foreign shareholder”), depends on whether the income from a Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends paid by the Fund to the foreign shareholder generally will be subject to a 30% U.S. withholding tax under existing provisions of the Code unless a reduced rate of withholding is provided under an applicable tax treaty and the foreign shareholder provides the Fund in a timely manner with a properly completed and valid IRS Form W-8BEN or IRS Form W-8BEN-E (or successor form) claiming an exemption

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from, or a reduced rate of, U.S. withholding tax under the tax treaty. However, subject to certain limitations “interest-related dividends” and “short-term capital gain dividends” paid by a Fund to a foreign shareholder and properly reported as such are eligible for an exemption from U.S. withholding tax. Interest-related dividends generally are dividends derived from certain interest income earned by a Fund that would not be subject to U.S. withholding tax if earned by a foreign shareholder directly. Short-term capital gain dividends generally are dividends derived from the excess of a Fund’s net short-term capital gains over net long-term capital losses. The Funds do not intend to report interest-related or short-term capital gain dividends. Except as described below, a foreign shareholder would generally be exempt from U.S. federal income tax, including withholding tax, on gains realized on the sale of shares of a Fund or “capital gain dividends” paid by a Fund unless the foreign shareholder is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year. In order to qualify for this exemption from withholding, a foreign shareholder generally will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, IRS FormW-8BEN-E or substitute Form). Foreign shareholders are urged to consult their own tax advisers concerning the applicability of U.S. withholding tax.

If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then any dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations, and, if the foreign shareholder is a corporation, the shareholder may be subject to an additional “branch profits tax” imposed at the rate of 30% (or lower applicable treaty rate). In the case of foreign noncorporate shareholders, a Fund may be required to withhold backup withholding taxes at the applicable rate on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

Under legislation known as “FATCA” (the Foreign Account Tax Compliance Act), and applicable “intergovernmental agreements” entered into thereunder, distributions paid by the Funds to “foreign financial institutions” and certain other foreign entities will be subject to U.S. withholding tax at a rate of 30% unless various certification, information reporting, due diligence and other applicable requirements (different from, and in addition to, those described above) are satisfied. In general, no such withholding will occur with respect to a U.S. person or non-U.S. individual that timely provides the Fund with a valid IRS Form W-9 or applicable W-8, respectively. Payments that are taken into account as effectively connected income are not subject to these withholding rules. Foreign shareholders should consult their own tax advisers regarding FATCA and the application of these requirements to their investments in the Funds.

Special rules may apply to foreign shareholders receiving a Fund distribution if at least 50% of the Fund’s assets consist of United States real property interests (as defined in Section 897(c)(1) of the Code), including certain REITs and other United States real property holding corporations (as defined in Section 897(c)(2) of the Code), at any time during the five-year period ending on the date of the distribution. Fund distributions that are attributable to gain from the disposition of a United States real property interest will be taxable as ordinary dividends and subject to withholding at a 30% or lower treaty rate if the foreign shareholder held no more than 5% of the Fund’s shares at all times during the one-year period ending on the date of the distribution. If the foreign shareholder held at least 5% of the Fund’s shares at any time during the one-year testing period, the distribution would be treated as income effectively connected with a trade or business within the U.S. and the foreign shareholder would be subject to withholding tax at a rate of 21% and would generally be required to file a U.S. federal income tax return. The distribution also may be subject to a 30% branch profits tax if the foreign shareholder is a corporation. Similar consequences would generally apply to a foreign shareholder’s gain on the sale of Fund shares unless the Fund is domestically controlled (meaning that more than 50% of the value of the Fund’s shares is held by U.S. shareholders at all times during the five-year testing period ending on the date of the sale) or the foreign shareholder owns no more than 5% of the Fund’s shares at all times during the five-year testing period ending on the date of the sale. A foreign shareholder may also be subject to certain “wash sale” rules to prevent the avoidance of the tax filing and payment obligations discussed above through the sale and repurchase of Fund shares. Foreign shareholders are urged to consult their own tax advisors concerning the particular tax consequences to them of an investment in the Fund.

Since, at the time of an investor’s purchase of a Fund’s shares, a portion of the per share net asset value by which the purchase price is determined may be represented by realized or unrealized appreciation in the Fund’s portfolio or undistributed income of the Fund, subsequent distributions (or a portion thereof) on such shares may economically represent a return of capital. However, such a subsequent distribution may be taxable to such investor even if the net asset value of the investor’s shares is, as a result of the distributions, reduced below the investor’s cost for such shares. Prior to purchasing shares of the Fund, an investor should carefully consider such tax liability which may be incurred by reason of any subsequent distributions of net investment income and capital gains.

Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions and redemptions of Fund shares. Also, the tax consequences to a shareholder of an investment in a Fund may be different from those described above. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

Municipal Funds

This section addresses certain U.S. federal income tax considerations specific to the Municipal Funds and shareholders of a Municipal Fund.

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Each Municipal Fund intends to qualify to pay “exempt-interest dividends” as defined in Section 852(b)(5) of the Code. Under such section if, at the close of each quarter of a Municipal Fund’s taxable year, at least 50% of the value of the Municipal Fund’s total assets consists of obligations exempt from U.S. federal income tax (“tax-exempt obligations”) under Section 103(a) of the Code (relating generally to obligations of a state or local governmental unit), the Municipal Fund will be qualified to pay exempt-interest dividends to its shareholders. Exempt-interest dividends are dividends or any part thereof paid by a Municipal Fund that are attributable to interest on tax-exempt obligations (reduced by certain expenses and other amounts relating to such tax-exempt income) and reported by the Municipal Fund as exempt-interest dividends.

Exempt-interest dividends will be excludable from a shareholder’s gross income for U.S. federal income tax purposes. However, as described below, all or a portion of the exempt-interest dividends may be taken into account in determining the alternative minimum tax on shareholders who are individuals, and may be subject to state and local taxes. Exempt-interest dividends are included in determining the portion, if any, of an individual’s social security and railroad retirement benefits subject to U.S. federal income taxes. Additionally, a shareholder may not deduct interest on indebtedness incurred or continue to purchase or carry shares of stock in a RIC, such as the Municipal Funds, to the extent that the RIC distributes exempt-interest dividends to the shareholder during the taxable year of the shareholder.

A Municipal Fund may realize and distribute taxable ordinary income or capital gains from time to time because of the Municipal Fund’s investment activities, including its investments in tax-exempt obligations. The Municipal Fund’s distribution of these amounts are generally taxable to shareholders whether received in cash or reinvested in additional shares. Dividends paid out of a Municipal Fund’s investment company taxable income generally will be taxable to a shareholder as ordinary income. For example, although “market discount” is, as an economic matter, a substitute for additional interest, the amount of any market discount on a tax-exempt obligation is not treated as tax-exempt interest because such discount is not paid by the issuer of the obligation. As a result, all or a portion of a Municipal Fund’s gains from the sale, retirement or other disposition of tax-exempt obligations purchased at a market discount will be treated as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its redemption value or adjusted issue price if issued with original issue discount. Alternatively, a Municipal Fund may elect to accrue market discount as ordinary income during the period in which the Municipal Fund holds the bond. These market discount rules may increase the amount of taxable ordinary income dividends received by shareholders. Additionally, if a Municipal Fund sells or otherwise disposes of a tax- exempt obligation, any gain or loss is generally treated as a capital gain or loss (except to the extent the market discount rules result in ordinary income), which may be distributed by the Municipal Fund in the form of taxable ordinary income dividends or capital gain dividends.

After the close of each fiscal year, each Municipal Fund will designate the portion of its distributions paid to shareholders constituting exempt-interest dividends, ordinary income dividends, qualified dividend income, capital gain dividends, dividends eligible for the corporate dividends-received deduction, and returns of capital.

The Code subjects interest received on certain otherwise tax-exempt securities to the federal alternative minimum tax. The alternative minimum tax applies to interest received on certain private activity bonds (“PABs”) issued after August 7, 1986. PABs are bonds that, although tax-exempt, are used for purposes other than those generally performed by governmental units and that benefit non- governmental entities (e.g., bonds used for industrial development or housing purposes). Income received on such bonds is classified as an item of “tax preference,” which could subject certain investors in such bonds, including shareholders of a Municipal Fund, to a federal alternative minimum tax. After the close of each year, each Municipal Fund will report the portion of its distributions paid to shareholders during the previous year that constitute an item of tax preference for alternative minimum tax purposes.

Each Municipal Fund may lend its portfolio securities to brokers, dealers and financial institutions. Payments in lieu of interest made by the borrower to the Municipal Fund will not constitute “exempt interest” excluded from taxable income, even if the actual interest would have constituted qualified exempt interest had the Municipal Fund held the securities. Such payments in lieu of interest are taxable as ordinary income and such amounts cannot be distributed by the Municipal Fund to its shareholders in the form of exempt-interest dividends.

Each Municipal Fund generally will only purchase a tax-exempt obligation if it is accompanied by an opinion of issuer’s bond counsel or, in the case of derivative securities, sponsor’s counsel, that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued, and neither the Fund nor the Adviser will independently review the bases for those tax opinions. However, tax opinions are not binding on the IRS, and if any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Municipal Fund and its shareholders could be subject to substantial tax liability for the current or past years and shareholders may have to file amended tax returns and pay additional taxes, interest and penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

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The U.S. federal income tax consequences to (i) a shareholders of the sale or other disposition of shares of a Municipal Fund and (ii) to a foreign shareholder of the ownership and the sale or other disposition of shares of a Municipal Fund, in each case, are generally the same as the tax consequences applicable to other Fund described above.

Information on European Union Tax Reclaims

Certain Funds have filed claims pursuant to Article 63 of the Treaty on the Functioning of the European Union (Article 63 EU Tax Reclaims) to recover foreign withholding taxes on dividend and interest income received from issuers in certain countries and capital gains on the disposition of stocks or securities where such withholding tax reclaim is possible. Whether or when the Funds will receive a withholding tax refund is within the control of the tax authorities in such countries and European courts. Certain Funds elected to treat foreign source income or foreign withholding taxes paid by the Fund as income taxes earned and paid by the shareholder, which potentially reduced the shareholders U.S. federal income taxes, and may result in an offsetting tax liability to the Fund if the Article 63 EU Tax Reclaims are received. Any additional amounts to which the Funds may be entitled, if and when recorded, likely would result in an increase in the net asset value per share of the applicable Fund at that time, net of any tax liability of the relevant Fund as a result of the Article 63 EU Tax Reclaims amount. Article 63 EU Tax Reclaims amounts received by a Fund will be treated as income and may increase distributions to shareholders..

ADDITIONAL INFORMATION

Fund Shares

As a Delaware statutory trust, the Trust need not hold regular annual shareholder meetings and, in the normal course, does not expect to hold such meetings. The Trust, however, must hold shareholder meetings for such purposes as, for example: (1) approving certain agreements as required by the 1940 Act; (2) changing fundamental investment objectives, policies, and restrictions of the Funds; and

(3)filling vacancies on the Board of Trustees of the Trust in the event that less than a majority of the Trustees were elected by shareholders. Under the Trust’s Second Amended and Restated Agreement and Declaration of Trust dated February 26, 2019 (“Declaration of Trust”), each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation, or removal. Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders. Therefore, the Trust expects that there will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders or unless matters arise requiring a vote of shareholders under the Declaration of Trust or the 1940 Act. At such time, the Trustees then in office will call a shareholders meeting. In addition, holders of record of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee from office by a vote cast in person or by proxy at a shareholder meeting called for that purpose at the request of holders of 10% or more of the outstanding shares of the Trust. The Funds have the obligation to assist in such shareholder communications. Except as set forth above, Trustees will continue in office and may appoint successor Trustees.

The Declaration of Trust authorizes the Trustees to issue an unlimited number of shares, which are units of beneficial interest, with a par value of $0.001 per share. The Declaration of Trust authorizes the Trustees to divide or re-divide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more aspects their respective preferences, conversion, or other rights, voting power, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Trustees may grant in their discretion. When issued for payment as described in the Prospectus and this SAI, the Trust’s shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, shares of a Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective series, of any general assets not belonging to any particular series that are available for distribution. The Board may classify and reclassify the shares of a Fund into classes of shares at a future date.

Fund shareholders are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote (“share-based voting”). Alternatively (except where the 1940 Act requires share-based voting), the Trustees in their discretion may determine that shareholders are entitled to one vote per dollar of NAV (with proportional voting for fractional dollar amounts). Shareholders of all series and classes will vote together as a single class on all matters except (1) when required by the 1940 Act or when the Trustees have determined that a matter affects one or more series or classes materially differently, shares shall be voted by individual series or class; and (2) when the Trustees have determined that the matter affects only the interests of a particular series or class, then only shareholders of such series or class shall be entitled to vote thereon.

There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders’ meeting for the election of Trustees. A meeting shall be held for such purpose upon the written request of the holders of not less than one-third of the outstanding shares. Upon written request by ten or more shareholders of record meeting the qualifications of Section 16(c) of the 1940 Act, (i.e., persons who have been shareholders of record for at least six months, and who hold shares having an NAV of at least $25,000

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or constituting 1% of the outstanding shares, whichever is less) stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

The Declaration of Trust permits the Trustees to take certain actions without obtaining shareholder approval, if the Trustees determine that doing so would be in the best interests of shareholders. These actions include: (a) reorganizing a Fund with another investment company or another series of the Trust; (b) liquidating a Fund; (c) restructuring a Fund into a “master/feeder” structure, in which a Fund (the “feeder”) would invest all of its assets in a separate “master” fund; and (d) amending the Declaration of Trust, unless shareholder consent is required by law.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares, as defined under the 1940 Act, of the series affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of the Fund and any other series in the matter are identical, or that the matter does not affect any interest of other series of the Trust. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of the Fund. However, Rule 18f-2 also provides that the ratification of independent accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting without regard to series.

How to Purchase Shares

Shares are purchased and sold in the secondary market through brokers at market prices and may be subject to brokerage commissions. Only Authorized Participants may purchase or redeem Creation Units directly with the Fund, as described in the Prospectus and this SAI. The Fund does not impose mutual-fund Class A/Class C sales loads.

Financial Statements

The unaudited financial statements, financial highlights and related notes for predecessor First Eagle US Equity ETF and First Eagle Mid Cap Equity ETF for the initial period ended April 30, 2026, included in First Eagle ETF Trust Form N-CSRS filed July 2, 2026 (Accession No. 0001104659-26-080153), are incorporated by reference into this SAI. First Eagle Small Cap Equity ETF and First Eagle Core Municipal ETF commenced operations on June 30, 2026. No financial statements for those two Predecessor Funds are incorporated by reference into this SAI. The acquiring Funds have not commenced operations.

The Funds’ N-CSR filing includes the financial statements referenced above and is available without charge upon request by calling the Funds at [].

[The Trust Instrument provides for separate series and classes established by the Trustees from time to time, an unlimited number of shares of each series and class, and Trustee authority to determine the rights and preferences of the shares. Each share has a par value of $0.001.

Except when a larger quorum is required by federal law, including the 1940 Act, shares representing one-third of the total combined votes of the Trust or applicable series or class constitute a quorum. Trustees are elected by a plurality of votes cast; ordinary matters are decided by a majority of votes cast, subject to a different vote required by the Trust Instrument, By-Laws or federal law. The chairman may adjourn a meeting without a shareholder vote. The Trust Instrument and By-Laws do not provide for annual shareholder meetings. Shareholders may require a special meeting only to the extent required by federal law, including the 1940 Act.

Action without a meeting requires the written consent of all shareholders entitled to vote on the matter, with the consents filed with the records of shareholder meetings. Such consent is treated as a vote taken at a meeting.

The Trustees may fix a meeting record date not more than 90 days before the meeting. Notice is generally given at least ten days before the meeting, or such other number of days as the Board determines, subject to applicable federal and Delaware law.

Trustees may be removed at a shareholder meeting by shareholders owning at least two-thirds of the outstanding shares of the Trust. A Trustee may also be removed by written instrument signed by at least two-thirds of the number of Trustees before the removal.

The Trustees may amend or supplement the Trust Instrument without a shareholder vote, except that shareholders may vote on an amendment to the extent required by federal law, including the 1940 Act, or the registration statement, and on an amendment submitted to them by the Trustees. Amendments to the Trustee-removal provision require a two-thirds vote of the Trustees. Amendments may not limit indemnification or insurance rights for prior acts or omissions.

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Termination and Reorganization. The Trustees may dissolve, liquidate and terminate the Trust or a series or class without shareholder approval. Mergers and consolidations require a majority of the Trustees and any shareholder vote required by the 1940 Act. Dispositions of all or substantially all assets are subject to the approvals required by applicable law and the Trust Instrument. The Trust Instrument also permits alternative transaction steps when assets cannot legally be transferred, subject to the 1940 Act.

Trustee Committees and Vacancies. The Trustees may establish committees and delegate powers to them. Remaining Trustees may fill vacancies to the extent consistent with the 1940 Act. Designation as a chair, committee member or expert does not impose a higher standard of care or diminish indemnification rights.

Distributions, Redemptions and Records. The Trustees determine dividends and distributions, which may be in cash, securities or other property, subject to applicable federal law. They may require redemption for reasons specified in the Trust Instrument, including failure to meet investment or identification requirements, failure to pay for shares, or concentrated ownership that could affect regulated investment company status. A copy of the Trust Instrument and amendments is available for shareholder inspection at the Trust's office; other account and book inspection is subject to the By-Laws and Trustee determinations.]

Shareholder and Trustee Liability

[Shareholders have the same limitation of personal liability under Delaware statutory law as shareholders of a private Delaware corporation for profit. A shareholder or former shareholder exposed to liability solely by reason of being or having been a shareholder, and not because of that person's acts or omissions or another reason, is entitled to indemnification from the assets of the applicable series against the resulting loss and expense.

The Trust Instrument limits Trustee liability, but does not protect a Trustee from liability to the Trust or shareholders for willful misfeasance, bad faith, gross negligence or reckless disregard of duties. Trustees and persons serving at the Trust's request in specified capacities are indemnified to the fullest extent permitted by law, except to the extent prohibited by applicable federal law. The Trust Instrument also provides that, except as required by applicable federal law, including the 1940 Act, a Trustee owes no fiduciary duty to the Trust or any shareholder; Trustees act in their subjective belief that their actions are in, or not opposed to, the Trust's best interests. These provisions restrict or eliminate other duties and liabilities and replace them with those specified in the Trust Instrument.

Derivative Actions Brought by Shareholders

Subject to applicable law, a derivative action requires a prior written demand to the Board, at least three complaining shareholders who are unaffiliated and unrelated by blood or marriage, and participation by at least 10% of the shareholders of the Trust or affected series or class. Neither the three-shareholder requirement nor the 10% joinder requirement applies to derivative claims under federal securities law. Trustees who are not interested persons consider the demand within 90 calendar days and determine whether maintaining suit is in the best interests of the Trust or affected series or class.

Forum and Jury-Trial Provisions

Covered shareholder claims must be brought in the Delaware Court of Chancery or, if it lacks subject-matter jurisdiction, the Delaware Superior Court. Federal securities-law claims must be brought in a U.S. federal district court unless the Trust agrees in writing to another forum. The jury-trial waiver applies to proceedings in the Delaware Superior Court, to the fullest extent permitted by law. A shareholder bringing an action in a different forum without consent must reimburse the Trust and its officers or Trustees for expenses of a successful motion enforcing the forum provision, subject to applicable law.]

Disclosure of Portfolio Holdings

The Board has adopted policies and procedures with respect to the disclosure of each Fund’s portfolio holdings by the Fund, the Adviser, or their affiliates. These policies and procedures provide that each Fund’s portfolio holdings information generally may not be disclosed to any party prior to the information becoming public. Certain limited exceptions are described below. These policies and procedures apply to disclosures to all categories of persons, including individual investors, institutional investors, intermediaries who sell shares of a Fund, third parties providing services to the Funds (accounting agent, print vendors, etc.), rating and ranking organizations (Lipper, Morningstar, etc.) and affiliated persons of the Funds.

The Trust’s Chief Compliance Officer is responsible for monitoring each Fund’s compliance with these policies and procedures, and for providing regular reports (at least annually) to the Board regarding the adequacy and effectiveness of the policy and recommend changes, if necessary.

Public Disclosure

The Funds' annual and semiannual financial statements, including complete schedules of portfolio holdings, are filed with the SEC on Form N-CSR and are available on the Funds' website and without charge upon request. The Funds also report portfolio information on Form N-PORT; the publicly available portions are accessible through the SEC's website. The tailored shareholder reports are sent to shareholders but do not contain the complete financial statements and schedules of investments.

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Before the opening of regular trading on each Fund's primary listing exchange on each business day, the Fund discloses on its publicly available website the portfolio holdings that will form the basis of the next calculation of its net asset value per share. The disclosed holdings are those as of the close of business on the prior business day.

Non-Public Disclosures

The Adviser may authorize the disclosure of non-public portfolio holdings information under certain limited circumstances. The Funds’ policies provide that non-public disclosures of a Fund’s portfolio holdings may only be made if: (i) the Fund has a “legitimate business purpose” (as determined by the President of the Trust) for making such disclosure; and (ii) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information and describes any compensation to be paid to the Fund or any “affiliated person” of the Adviser or Distributor, including any arrangement to maintain assets in the Fund or in other investment companies or accounts managed by the Adviser or by any “affiliated person” of the Adviser or Distributor.

The Adviser will consider any actual or potential conflicts of interest between the Adviser and a Fund’s shareholders and will act in the best interest of the Fund’s shareholders with respect to any such disclosure of portfolio holdings information. If a potential conflict can be resolved in a manner that does not present detrimental effects to Fund shareholders, the Adviser may authorize release of portfolio holdings information. Conversely, if the potential conflict cannot be resolved in a manner that does not present detrimental effects to Fund shareholders, the Adviser will not authorize such release.

Ongoing Arrangements to Disclose Portfolio Holdings

As previously authorized by the Board and/or the Trust’s executive officers, a Fund periodically discloses non-public portfolio holdings on a confidential basis to various service providers that require such information in order to assist the Fund in its day-to-day operations, as well as public information to certain ratings organizations. These entities are described in the following table. The table also includes information as to the timing of these entities receiving the portfolio holdings information from a Fund. In none of these arrangements does a Fund or any “affiliated person” of the Adviser or Distributor receive any compensation, including any arrangement to maintain assets in the Fund or in other investment companies or accounts managed by the Adviser or by any “affiliated person” of the Adviser or Distributor.

Type of Service	Name of	Service
Provider	Provider		Timing of Release of Portfolio Holdings Information

These service providers are required to keep all non-public information confidential and are prohibited from trading based on the information or otherwise using the information, except as necessary in providing services to a Fund.

There is no guarantee that a Fund’s policies on use and dissemination of holdings information will protect the Fund from the potential misuse of holdings by individuals or firms in possession of such information.

Expenses

Unless agreed upon otherwise with a third party, all expenses incurred in administration of the Funds will be charged to a particular Fund, including investment management fees; fees and expenses of the Board; interest charges; taxes; brokerage commissions; expenses of valuing assets; expenses of continuing registration and qualification of the Funds and the shares under federal and state law; share issuance expenses; fees and disbursements of independent accountants and legal counsel; fees and expenses of custodians, including, transfer agents and shareholder account servicing organizations; expenses of preparing, printing and mailing prospectuses, reports, proxies, notices and statements sent to shareholders; expenses of shareholder meetings; costs of investing in underlying funds; and insurance premiums. The Funds are also liable for nonrecurring expenses, including litigation to which they may from time to time be a party. Expenses incurred for the operation of a particular Fund, including the expenses of communications with its shareholders, are paid by that Fund.

Legal Counsel

[-], serves as counsel to the Trust.

Independent Registered Public Accounting Firm

[ ], independent registered public accounting firm, provided audit services, tax return review services, and assistance and consultation with respect to filings with the SEC for the fiscal year ended [ ].

Custody of Portfolio

JPMorgan Chase Bank, N.A. will serve as custodian.

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Contractual Arrangements

The Funds are parties to contractual arrangements with various parties who provide services to the Funds, including the Adviser, the Distributor, the custodian, and the transfer agents, among others. Fund shareholders are not parties to, or intended (“third party”) beneficiaries of, any such contractual arrangements, and such contractual arrangements are not intended to create in any individual investor or group of investors any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Funds. Also, while the Prospectus and this Statement of Additional Information describe pertinent information about the Trust and the Funds, neither the Prospectus nor this Statement of Additional Information represents a contract between the Trust or a Fund and any shareholder or any other party.

Miscellaneous

As used in the Prospectuses and in this SAI, “assets belonging to a Fund” (or “assets belonging to the Fund”) means the consideration received by the Trust upon the issuance or sale of shares of a Fund, together with all income, earnings, profits and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments and any funds or payments derived from any reinvestment of such proceeds and any general assets of the Trust, which general liabilities and expenses are not readily identified as belonging to a particular series that are allocated to that series by the Trustees. The Trustees may allocate such general assets in any manner they deem fair and equitable. It is anticipated that the factor that will be used by the Trustees in making allocations of general assets to a particular series will be the relative NAV of each respective series at the time of allocation. Assets belonging to a particular series are charged with the direct liabilities and expenses in respect of that series and with a share of the general liabilities and expenses of each of the series not readily identified as belonging to a particular series, which are allocated to each series in accordance with its proportionate share of the NAVs of the Trust at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Trust to a particular series will be determined by the Trustees and will be in accordance with generally accepted accounting principles. Determinations by the Trustees as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular series are conclusive.

As used in the Prospectuses and in this SAI, a “vote of a majority of the outstanding shares” of the Fund means the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are represented in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

Each Prospectus and this SAI are not an offering of the securities described in these documents in any state in which such offering may not lawfully be made. No salesperson, dealer, or other person is authorized to give any information or make any representation other than those contained in a Prospectus and this SAI.

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APPENDIX A

Description of Security Ratings

Set forth below are descriptions of the relevant ratings of some of the NRSROs. These NRSROs and the descriptions of the ratings are as of the date of this SAI and may subsequently change.

Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. In addition, rating agencies may fail to make timely changes to credit ratings in response to subsequent events and a rating may become stale in that it fails to reflect changes in an issuer’s financial condition.

Moody’s Investors Service, Inc. (“Moody’s”)

Global Long-Term Ratings. Ratings assigned on Moody’s global long-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Moody’s defines credit risk as the risk that an entity may not meet its contractual financial obligations as they come due and any estimated financial loss in the event of default or impairment. The contractual financial obligations addressed by Moody’s ratings are those that call for, without regard to enforceability, the payment of an ascertainable amount, which may vary based upon standard sources of variation (e.g., floating interest rates), by an ascertainable date. Moody’s rating addresses the issuer’s ability to obtain cash sufficient to service the obligation, and its willingness to pay. Moody’s ratings do not address non-standard sources of variation in the amount of the principal obligation (e.g., equity indexed), absent an express statement to the contrary in a press release accompanying an initial rating. Long-term ratings are assigned to issuers or obligations with an original maturity of 11 months or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. The following describes the global long- term ratings by Moody’s.

Aaa — Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa — Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa — Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba — Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B — Obligations rated B are considered speculative and are subject to high credit risk.

Caa — Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca — Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C — Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Medium-Term Note Program Ratings. Moody’s assigns provisional ratings to medium-term note (MTN) or similar programs and definitive ratings to the individual debt securities issued from them (referred to as drawdowns or notes). MTN program ratings are intended to reflect the ratings likely to be assigned to drawdowns issued from the program with the specified priority of claim (e.g. senior or subordinated). To capture the contingent nature of a program rating, Moody’s assigns provisional ratings to MTN programs. A provisional rating is denoted by a (P) in front of the rating.

The rating assigned to a drawdown from a rated MTN or bank/deposit note program is definitive in nature, and may differ from the program rating if the drawdown is exposed to additional credit risks besides the issuer’s default, such as links to the defaults of other issuers, or has other structural features that warrant a different rating. In some circumstances, no rating may be assigned to a drawdown.

Moody’s encourages market participants to contact Moody’s Ratings Desks or visit moodys.com directly if they have questions regarding ratings for specific notes issued under a medium-term note program. Unrated notes issued under an MTN program may be assigned an NR (not rated) symbol.

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Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.

Global Short-Term Ratings. Ratings assigned on Moody’s global short-term rating scales are forward-looking opinions of the relative credit risk of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Short-term ratings are assigned to obligations with an original maturity of 13 months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1. — Ratings of Prime-1 reflect a superior ability to repay short-term obligations.

P-2. — Ratings of Prime-2 reflect a strong ability to repay short-term obligations.

P-3. — Ratings of Prime-3 reflect an acceptable ability to repay short-term obligations.

NP. — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Speculative Grade Liquidity Ratings. Moody’s Speculative Grade Liquidity Ratings are opinions of an issuer’s relative ability to generate cash from internal resources and the availability of external sources of committed financing, in relation to its cash obligations over the coming 12 months. Speculative Grade Liquidity Ratings will consider the likelihood that committed sources of financing will remain available. Other forms of liquidity support will be evaluated and consideration will be given to the likelihood that these sources will be available during the coming 12 months. Speculative Grade Liquidity Ratings are assigned to speculative grade issuers that are by definition Not Prime issuers.

SGL-1 — Issuers rated SGL-1 possess very good liquidity. They are most likely to have the capacity to meet their obligations over the coming 12 months through internal resources without relying on external sources of committed financing.

SGL-2 — Issuers rated SGL-2 possess good liquidity. They are likely to meet their obligations over the coming 12 months through internal resources but may rely on external sources of committed financing. The issuer’s ability to access committed sources of financing is highly likely based on Moody’s evaluation of near-term covenant compliance.

SGL-3 — Issuers rated SGL-3 possess adequate liquidity. They are expected to rely on external sources of committed financing. Based on its evaluation of near-term covenant compliance, Moody’s believes there is only a modest cushion, and the issuer may require covenant relief in order to maintain orderly access to funding lines.

SGL-4 — Issuers rated SGL-4 possess weak liquidity. They rely on external sources of financing and the availability of that financing is, in Moody’s opinion, highly uncertain.

U.S. Municipal Short-Term Debt and Demand Obligation Ratings. Moody’s uses the global short-term Prime rating scale for commercial paper issued by U.S. municipalities and nonprofits. These commercial paper programs may be backed by external letters of credit or liquidity facilities, or by an issuer’s self-liquidity. For other short-term municipal obligations, Moody’s uses one of two other short-term rating scales the Municipal Investment Grade (MIG) and Variable Municipal Investment Grade (VMIG) scales discussed below.

The MIG scale is used for U.S. municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less. Under certain circumstances, the MIG scale is used for bond anticipation notes with maturities of up to five years.

MIG-1. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG-2. This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG-3. This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

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SG. This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

VMIG Ratings. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The components are a long-term rating and a short-term demand obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interest payments. The short-term demand obligation rating addresses the ability of the issuer or the liquidity provider to make payments associated with the purchase-price-upon-demand feature (“demand feature”) of the VRDO. The short-term demand obligation rating uses the VMIG scale. VMIG ratings with liquidity support use as an input the short-term Counterparty Risk Assessment of the support provider, or the long-term rating of the underlying obligor in the absence of third-party liquidity support. Transitions of VMIG ratings of demand obligations with conditional liquidity support differ from transitions on the Prime scale to reflect the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.

For VRDOs, Moody’s typically assigns the VMIG short-term demand obligation rating if the frequency of the demand feature is less than every three years. If the frequency of the demand feature is less than three years but the purchase price is payable only with remarketing proceeds, the short-term demand obligation rating is “NR.”

Industrial development bonds in the United States where the obligor is a corporate may carry a VMIG rating that reflects Moody’s view of the relative likelihood of default and loss. In these cases, liquidity assessment is based on the liquidity of the corporate obligor.

VMIG-1. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections.

VMIG-2. This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections.

VMIG-3. This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections.

SG. This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural or legal protections.

S&P Global Ratings

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term issue credit ratings are generally assigned to those obligations considered short-term in the relevant market, typically with an original maturity of no more than 365 days. Short-term issue credit ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. S&P Global Ratings would typically assign a long-term issue credit rating to an obligation with an original maturity of greater than 365 days. However, the ratings assigned by S&P Global Ratings to certain instruments may diverge from these guidelines based on market practices. Medium- term notes are assigned long-term ratings.

Long-Term Issue Credit Ratings. Issue credit ratings are based, in varying degrees, on S&P Global Ratings analysis of the following considerations:

▪The likelihood of payment—the capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

▪The nature of and provisions of the financial obligation, and the promise imputed by S&P Global Ratings; and

▪The protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

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An issue rating is an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA— An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA— An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB— An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB, B, CCC, CC, and C — Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB— An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B — An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC— An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC— An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C — An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D — An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

NR — This indicates that a rating has not been assigned or is no longer assigned.

Plus (+) or minus (-) — Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Short-Term Issue Credit Ratings. The following describes S&P Global Ratings’ short-term issue credit ratings.

A-1 — A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

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A-2 — A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3 — A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitment on the obligation.

B — A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C — A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D — A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

Municipal Short-Term Note Ratings. The following describes Standard & Poor’s Municipal Short-Term Note Ratings.

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:

▪Amortization schedule — the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

▪Source of payment — the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

SP-1. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2. Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3. Speculative capacity to pay principal and interest.

D. Assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Active Qualifiers

S&P Global Ratings uses the following qualifiers that limit the scope of a rating. The structure of the transaction can require the use of a qualifier such as a ‘p’ qualifier, which indicates the rating addresses the principal portion of the obligation only. A qualifier appears as a suffix and is part of the rating.

Federal deposit insurance limit: ‘L’ qualifier — Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

Principal: ‘p’ qualifier — This suffix is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ suffix indicates that the rating addresses the principal portion of the obligation only and that the interest is not rated.

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Preliminary ratings: ‘prelim’ qualifier — Preliminary ratings, with the ‘prelim’ suffix, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by S&P Global Ratings of appropriate documentation. S&P Global Ratings reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating.

▪Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.

▪Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation, and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or post-bankruptcy issuer as well as attributes of the anticipated obligation(s).

▪Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in S&P Global Ratings’ opinion, documentation is close to final. Preliminary ratings may also be assigned to the obligations of these entities.

▪Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing, or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, S&P Global Ratings would likely withdraw these preliminary ratings.

▪A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

Termination structures: ‘t’ qualifier — This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

Counterparty instrument rating: ‘cir’ qualifier — This symbol indicates a counterparty instrument rating (CIR), which is a forward- looking opinion about the creditworthiness of an issuer in a securitization structure with respect to a specific financial obligation to a counterparty (including interest rate swaps, currency swaps, and liquidity facilities). The CIR is determined on an ultimate payment basis; these opinions do not take into account timeliness of payment.

Fitch Ratings, Inc. (“Fitch”)

International Long-Term Ratings

Investment Grade

AAA— Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA— Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A— High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB— Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

Speculative Grade

BB— Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists that supports the servicing of financial commitments.

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B — Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC— Substantial credit risk. Very low margin for safety. Default is a real possibility.

CC— Very high levels of credit risk. Default of some kind appears probable.

C — Near default. A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a ‘C’ category rating for an issuer include:

▪The issuer has entered into a grace or cure period following non-payment of a material financial obligation;

▪The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation;

▪The formal announcement by the issuer or their agent of a distressed debt exchange;

▪A closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent.

RD — Restricted default. ‘RD’ ratings indicate an issuer that in Fitch’s opinion has experienced:

▪An uncured payment default or distressed debt exchange on a bond, loan, or other material financial obligation but

▪Has not entered into bankruptcy filings, administration, receivership, liquidation, or other formal winding-up procedure, and

▪Has not otherwise ceased operating. This would include:

▪The selective payment default on a specific class or currency of debt;

▪The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

▪The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or ordinary execution of a distressed debt exchange on one or more material financial obligations.

D — Default. ‘D’ ratings indicate an issuer that in Fitch’s opinion has entered into bankruptcy filings, administration, receivership, liquidation, or other formal winding-up procedure or that has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default, categorized under ‘C,’ typically refers to the occasion where a payment default has been intimated by the issuer and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

International Short-Term Ratings. The following describes Fitch’s two highest short-term ratings:

F1. Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2. Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

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Notes to Long- and Short-term ratings:

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to ‘AAA’ ratings and ratings below the ‘CCC’ category. For the short-term rating category of ‘F1,’ a ‘+’ may be appended.

Withdrawn —The rating has been withdrawn and the issue or issuer is no longer rated by Fitch. Ratings that have been withdrawn will be indicated by the symbol ‘WD.’

Rating Watch — Rating Watches indicate that there is a heightened probability of a rating change and the likely direction of such a change. These are designated as “Positive,” indicating that a rating could stay at its present level or potentially be upgraded, “Negative,” to indicate that the rating could stay at its present level or potentially be downgraded, or “Evolving” if ratings may be raised, lowered, or affirmed. However, ratings can be raised or lowered without being placed on Rating Watch first.

A Rating Watch is typically event-driven and, as such, it is generally resolved over a relatively short period. The event driving the Watch may be either anticipated or have already occurred, but in both cases, the exact rating implications remain undetermined. The Watch period is typically used to gather further information and/or subject the information to further analysis. A Rating Watch must be reviewed and a RAC be published every six months after a rating has been placed on Rating Watch, except in the case described below.

Additionally, a Watch may be used where the rating implications are already clear, but where they remain contingent upon an event (e.g. shareholder or regulatory approval). The Watch will typically extend to cover the period until the event is resolved or its outcome is predictable with a high enough degree of certainty to permit resolution of the Watch. In these cases, where it has previously been communicated within the RAC that the Rating Watch will be resolved upon an event and where there are no material changes to the respective rating up to the event, the Rating Watch may not be reviewed within the six months interval. In any case, the affected ratings (and the Rating Watch) will remain subject to an annual review cycle.

Rating Outlook — Outlooks indicate the direction a rating is likely to move over a one- to two-year period. They reflect financial or other trends that have not yet reached or been sustained the level that would cause a rating action, but which may do so if such trends continue. A Positive Rating Outlook indicates an upward trend on the rating scale. Conversely, a Negative Rating Outlook signals a negative trend on the rating scale. Positive or Negative Rating Outlooks do not imply that a rating change is inevitable, and similarly, ratings with Stable Outlooks can be raised or lowered without a prior revision to the Outlook. Occasionally, where the fundamental trend has strong, conflicting elements of both positive and negative, the Rating Outlook may be described as “Evolving.”

Outlooks are currently applied on the long-term scale to certain issuer ratings in corporate finance (including sovereigns, industrials, utilities, financial institutions and insurance companies) and to both issuer ratings and obligations ratings in public finance in the United States; to issues in infrastructure and project finance; to Insurer Financial Strength Ratings; to issuer and/or issue ratings in a number of National Rating scales; and to the ratings of structured finance transactions and covered bonds. Outlooks are not applied to ratings assigned on the short-term scale. For financial institutions, Outlooks are not assigned to Viability Ratings, Support Ratings and Support Rating Floors. Derivative counterparty ratings are also not assigned Outlooks.

Ratings in the ‘CCC,’ ‘CC,’ and ‘C’ categories typically do not carry Outlooks since the volatility of these ratings is very high and outlooks would be of limited informational value. Defaulted ratings do not carry Outlooks.

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APPENDIX B

Summary of Proxy Voting Policies and Procedures

[The Board of Trustees has delegated to the Adviser the authority to vote proxies received by the Funds from the companies in which they invest (for this purpose, the “portfolio positions”). The Adviser has adopted policies and procedures (collectively, the “Policies”) regarding the voting of such proxies, which policies have been reviewed and approved by the Board of Trustees as appropriate to their management of the Funds’ assets. It is the policy of the Adviser to vote proxies on behalf of each client (e.g., the Funds) in a manner that serves the best interest of the client and enhances the economic value of the underlying portfolio securities held in the client’s account.

The Policies provide for procedures that address conflicts of interest between the Adviser and a client with respect to voting proxies. With regard to the Adviser this may involve review of a proposed vote by their compliance personnel and, in certain circumstances, will require consultation with the Board of Trustees. The Adviser may abstain from voting from time to time when it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote or in other situations where voting may not be practical or desirable.

The Adviser utilizes Institutional Shareholder Services Inc. (“ISS”), a third-party proxy voting service, for recommendations as to voting on particular issues, for technical assistance in tracking instances in which the Funds have the opportunity to vote and in transmitting voting instructions to the relevant corporate issuer or its proxy tabulation agents. The Adviser utilizes ISS as a resource to enable it to make better-informed proxy voting decisions and to limit the potential for conflicts in the proxy voting process. The Adviser has analyzed and determined the relevant ISS proxy guidelines to be largely consistent with the views of the Adviser on various types of proxy proposals, which typically seek to be consistent with the best interests of the client and with enhancing the economic value of the underlying portfolio securities. While other services or recommendations may be considered from time to time, including Glass, Lewis

&Co., LLC, the Adviser principally employs the proxy voting services provided by ISS. As a practical matter, in most cases, the Adviser votes client proxies in a manner consistent with the voting recommendation of ISS. However, the Adviser evaluates individual proxies in accordance with the Policies and may determine to depart from the recommendation of its proxy voting service provider in voting a proxy. The proxy voting policy statement and standards of the Adviser are included in Appendix B to to this SAI and the proxy voting guidelines of ISS are included in Appendix C to this SAI.

Information regarding the proxy-voting record of the Trust for the most recent twelve-month period ended June 30 will be available (i) without charge, upon request, by calling the Trust at 844.422.3367; or (ii) at www.firsteagle.com/individuals-home. This information also is available on the SEC’s website at http://www.sec.gov.]

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The information in this statement of additional information (SAI) is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state in which the offer or sale is not permitted.

Subject to Completion | Preliminary Statement of Additional Information

VICTORY PORTFOLIOS V
STATEMENT OF ADDITIONAL INFORMATION
[	], 2026
FUND NAME
[Victory Diamond Hill Large Cap Concentrated ETF]	[ ]

(the “Fund”)

The Fund is a series of Victory Portfolios V (the “Trust”)

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Fund’s prospectus, dated [ ], 2026, as it may be amended or supplemented from time to time (each, a “Prospectus”). This SAI is incorporated by reference, in its entirety, into the Prospectus. Copies of the Prospectus of the Fund can be obtained without charge upon request made to Victory Funds, [ ], by calling toll free [ ] or at [ ].

The audited financial statements, financial highlights, related notes and independent registered public accounting firm's report for predecessor Diamond Hill Large Cap Concentrated ETF for the year ended December 31, 2025, included in Diamond Hill Funds Form N-CSR filed February 20, 2026 (Accession No. 0001398344-26-003421), and its unaudited financial statements, financial highlights and notes for the six months ended June 30, 2026, included in Form N-CSRS filed August 26, 2026 (Accession No. 0001398344-26- 015628), are incorporated by reference into this SAI. The historical financial highlights include predecessor mutual-fund Class Y history before the September 26, 2025 ETF conversion. The acquiring Fund has not commenced operations.

GENERAL INFORMATION ............................................................................................................................................................	3
INVESTMENT OBJECTIVES, POLICIES, AND LIMITATIONS .............................................................................................................	3
INVESTMENT PRACTICES, INSTRUMENTS AND RISKS ...................................................................................................................	5
EXCHANGE LISTING AND TRADING ...........................................................................................................................................	10
DETERMINING NET ASSET VALUE (“NAV”) AND VALUING PORTFOLIO SECURITIES.......................................................................	11
PURCHASE AND REDEMPTION OF SHARES .................................................................................................................................	11
MANAGEMENT OF THE TRUST...................................................................................................................................................	17
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS ................................................................................................................	18
INVESTMENT ADVISER AND OTHER SERVICE PROVIDERS...........................................................................................................	18
PORTFOLIO MANAGERS ............................................................................................................................................................	20
DISTRIBUTION AND SERVICE PLANS .........................................................................................................................................	21
CODE OF ETHICS .....................................................................................................................................................................	21
PROXY VOTING POLICIES AND PROCEDURES.............................................................................................................................	21
PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS ....................................................................................................	21
DIVIDENDS, CAPITAL GAINS AND DISTRIBUTIONS.....................................................................................................................	24
TAXES......................................................................................................................................................................................	24
ADDITIONAL INFORMATION .....................................................................................................................................................	33
APPENDIX A.............................................................................................................................................................................	38
APPENDIX B.............................................................................................................................................................................	46

2

GENERAL INFORMATION

The Trust is a newly formed Delaware statutory trust organized on October 23, 2026, and [is] registered as an open-end management investment company. This SAI relates to 1 series of the Trust. Other series of the Trust, if any, are described in separate offering documents.

Victory Capital Management Inc. (the “Adviser” or “Victory Capital”) is the Fund’s investment adviser. The Fund’s investment objective(s), restrictions, and policies are more fully described below and in the Fund’s Prospectus. The Trust’s Board of Trustees (the “Board” or “Trustees”) may organize and offer shares of a new fund or liquidate the Fund or share class at any time.

The Fund is a series of the Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

Predecessor Fund	Fund
Diamond Hill Large Cap Concentrated ETF	[Victory Diamond Hill Large Cap Concentrated ETF]

The Fund’s shares are offered at net asset value (“NAV”) only in aggregations of [●] shares (each a “Creation Unit”). The Fund will issue and redeem Creation Units principally in exchange for a basket of securities (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”), plus a transaction fee. The Fund may issue and redeem Creation Units in exchange for a specified all-cash payment (“Cash Deposit”). The Fund is approved for listing on [ ] (“[ ]” or the “Exchange”). Shares trade on the Exchange at market prices that may be below, at, or above NAV. The Trust reserves the right to adjust the prices of shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.

The Fund reserves the right to offer creations and redemptions of shares for cash. In addition, shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to at least 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions. See “Purchase and Redemption of Shares” below.

Upon completion of the Reorganization, expected in the first quarter of 2027, the Fund will succeed to the performance and financial history of the Predecessor Fund, which will be the accounting and performance survivor.

Much of the information contained in this SAI expands on subjects discussed in the Fund’s Prospectus. Capitalized terms not defined herein are used as defined in the Prospectus. No investment in shares of the Fund should be made without first reading the Fund’s Prospectus.

In this SAI, the Fund may be referred to as the “Large Cap Concentrated ETF.” A reference to the Predecessor Fund by this short name has the corresponding meaning.

INVESTMENT OBJECTIVES, POLICIES, AND LIMITATIONS

Investment Objectives

The Fund’s investment objective is non-fundamental, meaning it may be changed by a vote of the Trustees without a vote of the holders of a majority of the Fund’s outstanding voting securities.

Large Cap Concentrated ETF. The Large Cap Concentrated ETF, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with large market capitalizations (“large cap”) that the Adviser believes are undervalued. Equity securities consist of common and preferred stocks. Large cap companies are defined as companies with market capitalizations of $15 billion or greater at the time of purchase. The Fund is non-diversified and intends to concentrate its investments in approximately 20-30 securities. The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser focuses on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins, and other economic factors. The Adviser also considers the level of industry competition, the regulatory environment, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

Once a holding is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive

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environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value if it believes that the company’s earnings, revenue growth, operating margin, or other economic factors are deteriorating, or if it identifies a stock that it believes offers a better investment opportunity

There can be no assurance that the Fund’s stated objective will be realized.

[Investment Policies and Limitations of the Funds

Unless a policy of a Fund is expressly deemed to be a fundamental policy, changeable only by an affirmative vote of the holders of a majority of that Fund’s outstanding voting securities, the Fund’s policies are non-fundamental and may be changed without a shareholder vote.

A Fund may, following notice to its shareholders, employ other investment practices that presently are not contemplated for use by the Fund or that currently are not available but that may be developed to the extent such investment practices are both consistent with the Fund’s investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described in the Fund’s Prospectus.

The Fund is classified as an open-end, non-diversified management investment company. In addition, each Fund has elected to qualify as a “regulated investment company” under the United States Internal Revenue Code of 1986, as amended (the “Code”). To qualify as a regulated investment company, the Funds must meet certain diversification requirements as determined at the close of each quarter of each taxable year. The Code’s diversification test is described in “TAXES.”

The policies and limitations stated in this SAI supplement the Fund’s investment policies set forth in the Fund’s Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset except in the case of borrowing (or other activities that may be deemed to result in the issuance of a “senior security” under the 1940 Act). Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund’s investment policies and limitations. If the value of a Fund’s holdings of illiquid investments at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board will consider what actions, if any, are appropriate to maintain adequate liquidity.

Fundamental Investment Restrictions

Large Cap Concentrated ETF is non-diversified.

The following policies are fundamental and may not be changed without approval of a majority of the outstanding voting securities of the Fund, as defined in the 1940 Act.

1.The Fund may not borrow money except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

2.The Fund may not issue senior securities except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

3.The Fund may not engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

4.The Fund will not lend money or other assets except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

5.The Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

6.The Fund will not purchase or sell commodities or contracts related to commodities except to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

7.The Fund will not make any investment if, as a result, the Fund’s investments will be concentrated in any one industry except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority. This limitation does not apply to U.S. Government and Agency Securities, securities of other investment companies, and state, territorial or municipal securities or such other securities as may be excluded for this purpose under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief or SEC or SEC staff interpretations.]

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INVESTMENT PRACTICES, INSTRUMENTS AND RISKS

In addition to the principal investment strategies and the principal risks of the Fund described in the Prospectus, the Fund may, but will not necessarily, employ other investment practices and may be subject to additional risks which are described further below. Unless a strategy or policy described below is specifically prohibited with respect to a particular Fund by the investment restrictions listed in the Prospectus, under “Investment Objectives Policies and Limitations” in this SAI, or by applicable law, the Fund may, but will not necessarily, engage in each of the practices described below. Restrictions or policies stated as a maximum percentage of the Fund’s assets are only applied immediately after a portfolio investment to which the policy or restriction is applicable (other than the limitations on borrowing and illiquid investments and any requirements that apply on an ongoing basis, including Rule 35d-1). Accordingly, any later increase or decrease in a percentage resulting from a change in values, net assets or other circumstances will not be considered in determining whether the investment complies with the Fund’s restrictions and policies. Applicable Rule 35d-1 basket-review and temporary-departure requirements and Rule 22e-4 liquidity monitoring, reporting and remedial requirements continue to apply.

Policies and Techniques Applicable to the Fund

For ease of reference, while the discussions below often refer to investments in “securities,” the Fund may invest in many types of assets that include commodities, bank loans, derivatives, etc. A discussion of the risks of particular types of “securities” therefore should be understood to refer to the risks of that type of investment more generally (e.g., foreign securities risks should be understood to describe risks of investing in non-U.S. markets generally, regardless of investment type, and illiquid securities should be understood to describe illiquid investments, as described in Rule 22e-4 under the 1940 Act). Moreover, while the discussions below often refer to investments in securities or debt of “a company” or “companies,” references to “a company” or “companies” should be understood, as the context requires, to also refer to other types of issuers, including municipal issuers.

Investment Policies, Techniques and Risks of the Fund

Borrowings

The Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. If the Fund utilizes borrowings, for investment purposes or otherwise, it may pledge up to 33 ⅓% of its total assets to secure such borrowings. Provisions of the Company Act require the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative or emergency purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing will tend to exaggerate the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Investment Company Securities

The Fund may invest in securities issued by other investment companies, including various ETFs and closed-end funds, subject to applicable limitations under Section 12(d)(1) of the Company Act. Pursuant to Section 12(d)(1), the Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. To the extent allowed by law or regulation, the Fund may invest its assets in securities of investment companies that are money market funds in excess of the limits discussed above. Section 12(d)(1) of the Company Act also restricts investments by other registered investment companies in the Fund. However, Rule 12d1-4 under the Company Act permits registered investment companies to acquire securities of another investment company beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that the registered investment company enter into an agreement with the Fund regarding the terms of the investment.

Securities of other investment companies will be acquired by the Fund to the extent consistent with its investment objective and strategies. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of

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the other investment company’s expenses, including management fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investing in another investment company will also subject the Fund to the risks associated with the other investment company.

The value of the ETF and closed-end fund shares is set by the transactions on the secondary market and may be higher or lower than the value of the portfolio securities that make up the ETF or closed-end fund. The Fund also will incur brokerage costs when it purchases ETFs and closed-end funds. Furthermore, investments in other funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.

Non-U.S. Investments

The Fund may only invest in the equity securities of non-U.S. companies by purchasing American Depositary Receipts (“ADRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. To the extent that the Fund does invest in ADRs, such investments may be subject to special risks. For example, there may be less information publicly available about a non-U.S. company than about a U.S. company, and non-U.S. companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Companies with a primary listing on a U.S. stock exchange or that have their principal place of business or operations in the U.S. are considered to be U.S. companies.

Illiquid Securities

The Fund may hold up to 15% of its assets (valued at the purchase date) in securities that have limited liquidity or become illiquid. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Fund. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The price the Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will reflect any limitations on their liquidity. The Fund is subject to a risk that should the Fund decide to sell illiquid securities when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund’s net assets could be adversely affected.

Real Estate Investment Trusts

REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs generally are classified as equity REITs, mortgage REITs or hybrid REITs. An equity REIT, which owns properties, generates income from rental and lease properties. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs are designed to strike a balance between equity investments and mortgage-backed investments and derive their income from the collection of rents, the realization of capital gains from the sale of properties and from the collection of interest payments on outstanding mortgages held within the trust.

The value of real estate securities in general and REITs in particular, will depend on the value of the underlying properties or the underlying loans or interests. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund, though not invested directly in real estate, still is subject to the risks associated with investing in real estate, which include:

●possible declines in the value of real estate

●risks related to general and local economic conditions

●possible lack of availability of mortgage funds

●overbuilding

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●changes in interest rates

●environmental problems

Investing in REITs involves certain risks in addition to those risks associated with investing in the real estate industry in general, which include:

●dependency upon management skills

●limited diversification

●the risks of financing projects

●heavy cash flow dependency

●default by borrowers

●self-liquidation

●possibility of failing to maintain exemptions from the Company Act

●in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility

Repurchase Agreements

Under the terms of a repurchase agreement, the Fund would acquire securities from a seller, also known as the repurchase agreement counterparty, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest).

If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent under U.S. law and there may be no controlling legal precedents under the laws of certain non-U.S. jurisdictions confirming that the Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although (with respect to repurchase agreements subject to U.S. law) the Board believes that, under the regular procedures normally in effect for custody of the Fund’s securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered by the SEC to be loans by the Fund under the Company Act.

Repurchase agreement counterparties include Federal Reserve member banks with assets in excess of $1 billion and registered broker dealers that the Adviser deems creditworthy under guidelines approved by the Board.

Temporary Strategies

From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments (high quality income securities with maturities of less than one year) or securities of money market funds or U.S. Government repurchase agreements. The Fund may also invest in such investments at any time to maintain liquidity or pending selection of investments in accordance with its policies. As a result, the Fund may not achieve its investment objective. If the Fund acquires securities of money market funds, the shareholders of the Fund will be subject to duplicative management fees and other expenses.

U.S. Equity Securities

U.S. equity securities consist of common and preferred stocks, rights, and warrants trading in a U.S. OTC market or on a U.S. primary exchange. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Preferred stock is a class of ownership in a corporation that has a higher claim on the assets and earnings than common stock. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are

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distributed by the issuer to its shareholders. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.

Equity securities include S&P Depositary Receipts ("SPDRs”) and other similar instruments. SPDRs are shares of a publicly traded unit investment trust which owns the stock included in the S&P 500® Index, and changes in the price of the SPDRs track the movement of the Index relatively closely. Similar instruments may track the movement of other stock indexes.

The Fund may invest in non-U.S. equity securities by purchasing ADRs. ADRs are certificates evidencing ownership of shares of a non- U.S.-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. To the extent that the Fund does invest in ADRs, such investments may be subject to special risks. See “Non-U.S. Investments” section for additional information.

Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser. As a result, the return and NAV of the Fund will fluctuate. Securities in the Fund’s portfolio may decrease in value or not increase as much as the market as a whole. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

The value of the Fund's investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the Fund, particular industries or overall securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value. A variety of factors including interest rate levels, recessions, inflation, U.S. economic growth, war or acts of terrorism, natural disasters, political events, supply chain disruptions, staff shortages and widespread public health issues affect the securities markets. Pandemics and other wide-spread public health events can result in significant disruptions to economies and markets, adversely impacting individual companies, sectors, industries, currencies, interest and inflation rates, credit ratings and investor sentiment. The duration and extent of such events over the long-term cannot be reasonably estimated at this time. Governmental responses to these events may negatively impact the capabilities of the Fund's service providers and disrupt the Fund's operations. These events may result in substantial market volatility and may adversely impact the prices and liquidity of the Fund's investments.

At times, a portion of the Fund may be invested in companies with short operating histories (“new issuers”) and in initial public offerings (“IPOs”), and such investments could be considered speculative. New issuers are relatively unseasoned and may lack sufficient resources, may be unable to generate internally the funds necessary for growth and may find external financing to be unavailable on favorable terms or even totally unavailable. New issuers will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses. To the extent the Fund invests in smaller capitalization companies, the Fund will also be subject to the risks associated with such companies. Smaller capitalization companies, IPOs and new issuers may experience lower trading volumes than larger capitalization, established companies and may experience higher growth rates and higher failure rates than larger capitalization companies. Smaller capitalization companies, IPOs and new issuers also may have limited product lines, markets or financial resources and may lack management depth.

U.S. Government Obligations

U.S. government obligations may include direct obligations of the U.S. Treasury, including U.S. Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the U.S., and separately traded principal and interest component parts of such obligations that are transferable through the federal book-entry system known as STRIPS and CUBES. U.S. government obligations are subject to market risk, interest rate risk and credit risk.

The principal and interest components of U.S. Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the STRIPS program. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of U.S. Treasury bills with comparable maturities.

Other obligations include those issued or guaranteed by U.S. government agencies or instrumentalities. These obligations may or may not be backed by the “full faith and credit” of the U.S. Securities which are backed by the full faith and credit of the U.S. include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the U.S., the Fund must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Fund may invest that are not backed by the full faith and credit of the U.S. include, but are not limited to: (i) obligations of the Tennessee Valley Authority, the Federal Home Loan Banks and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (ii) securities issued by Freddie Mac and Fannie Mae, which are supported only by the credit of such securities, but for which the Secretary of the U.S. Treasury has discretionary authority to purchase limited amounts of the agency’s obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

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The total public debt of the U.S. and other countries around the globe as a percent of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due. Unsustainable debt levels can cause devaluations of currency, prevent a government from implementing effective counter-cyclical fiscal policy in economic downturns, and contribute to market volatility.

In the past, U.S. sovereign credit has experienced downgrades and there can be no guarantee that it will not experience further downgrades in the future by rating agencies. The market prices and yields of securities supported by the full faith and credit of the U.S. Government may be adversely affected by a rating agency’s decision to downgrade the sovereign credit rating of the U.S.

Other Risks

Securities Lending

To generate additional income, the Fund may lend up to 33-1/3% of its total assets pursuant to agreements requiring that the loan be continuously secured by collateral equal to at least 100% of the market value plus accrued interest on the securities lent.

Loans are subject to termination by the Fund or the borrower at any time, and therefore, are not considered to be illiquid investments. The Fund does not have the right to vote proxies for securities on loan. However, the Adviser may terminate a loan if the vote is considered material with respect to an investment.

Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or fails financially. This risk is increased when the Fund’s loans are concentrated with a single or limited number of borrowers. The earnings on the collateral invested may not be sufficient to pay fees incurred in connection with the loan. Also, the principal value of the collateral invested may decline and may not be sufficient to pay back the borrower for the amount of collateral posted. There are no limits on the number of borrowers the Fund may use and the Fund may lend securities to only one or a small group of borrowers.

To the extent that the value or return of the Fund’s investments of the cash collateral declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. In situations where the Adviser does not believe that it is prudent to sell the cash collateral investments in the market, the Fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause the Fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Operational Risk

An investment in the Fund can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors, or breaches could result in a loss of information, regulatory scrutiny, reputational damage, or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cybersecurity Risk

The computer systems, networks, and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached due to both intentional and unintentional events. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Fund invests; counterparties with which the Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Fund’s shareholders); and other parties.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; ransomware; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund's business operations, potentially

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resulting in financial losses; may negatively impact the financial condition of an issuer, counterparty or other market participant; interference with the Fund's ability to calculate their NAVs; impediments to trading; the inability of the Fund, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future. Neither the Fund nor the Adviser control the cybersecurity systems of issuers or third-party service providers.

Cash Transactions Risk

The Fund may effect its creations and redemptions in cash or partially in cash. If the Fund does so, it may be less tax-efficient than an investment in other ETFs, and the Fund may incur taxable gains or losses that it might not have incurred had it made redemptions entirely in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

Risk of Having a Transferred Basis in Shares

An investment in shares may be less tax efficient than an investment in other ETFs because the Fund’s initial portfolio was deposited in-kind by seed investors whose cost basis in the securities was lower than the market value of such securities on the date of such deposit. Under the Internal Revenue Code of 1986, as amended (the “Code”), such in-kind contribution resulted in the seed investors’ lower basis in those securities being transferred to the Fund. As a result, if any securities with the lower basis are sold by the Fund, the Fund will realize higher amounts of realized gains upon the sale of such portfolio securities than otherwise would be the case had the Fund not received such in-kind deposit, and may be required to distribute capital gains, including long-term capital gains, to all shareholders (inclusive of, but not limited to, the seed investors) upon the sale of such portfolio securities. Please consult your tax advisor about the potential tax consequences. Nonetheless, because the Fund intends to transact with Authorized Participants primarily in kind, it does not currently anticipate significant tax impacts to investors as a result of the in-kind seed investment.

Performance

Total Return. From time to time, the Fund advertises its average annual total returns. Returns may be calculated both on a before-tax and an after-tax basis. Returns are based on past performance and are not an indication of future performance.

Unless otherwise noted, results shown will reflect any fee waivers and/or expense reimbursements in effect during the periods presented.

As noted above, returns also may be calculated on certain after-tax bases under similar assumptions and using similar formulae as specified by the SEC. For example, returns may be calculated after taxes on distributions, which assume reinvestment of the amount of any distributions less applicable taxes on such distributions. Returns also may be calculated after taxes on distributions and the sale (redemption) of Fund shares. After-tax returns assume the highest individual federal income tax rate for each year included in the calculation. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Such returns do not reflect the effect of state and local taxes, nor do they reflect the phase-outs of certain federal exemptions, deductions, and credits at various income levels, or the impact of the federal alternative minimum tax. In addition, actual after-tax returns depend on each investor’s individual tax situation, which may differ from the returns presented. For instance, after-tax returns are not relevant to investors who hold their funds in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Historical performance results for the Fund are not yet available as they are newly organized.

Comparison of Portfolio Performance. From time to time the Trust may discuss in sales literature and advertisements, specific performance grades or rankings or other information as published by recognized mutual fund statistical services, such as Morningstar, Inc. or Lipper Analytical Services, Inc., or by publications of general interest such as Barron’s, Business Week, Forbes, Fortune, Kiplinger’s Personal Finance, Money, Morningstar Mutual Funds, The Wall Street Journal or Worth. Criteria associated with the performance grades or rankings may vary widely. Any given performance grade or ranking should not be considered representative of the Fund’s performance for any future period.

EXCHANGE LISTING AND TRADING

Shares are listed for trading and trade throughout the day on the Exchange.

There can be no assurance that the Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of the Fund’s shares. The Exchange may, but is not required to, remove the shares of the Fund from listing if, among other things (i) following the initial 12-month period beginning upon the commencement of trading of the fund, there are fewer than 50 beneficial owners of the Fund’s shares; (ii) the Fund’s portfolio holdings are not made available to all market participants at the same time; (iii) the Fund has

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failed to file any filings required by the SEC or the Exchange is aware that the Fund is not in compliance with the conditions of any exemptive order or no-action relief granted by the SEC or its staff under the 1940 Act with respect to the Fund; (iv) the Exchange’s ongoing listing requirements are not continuously maintained; (v) any of the continuous listing representations for the issue of the Fund’s shares are not continuously met; or (vi) such other event shall occur or condition exists that, in the opinion of the Exchange, makes further dealings on the exchange inadvisable. The Exchange will remove the Fund’s shares from listing and trading upon termination of the Fund. The Exchange will remove the Fund’s shares from listing and trading upon termination of the Fund.

The Trust reserves the right to adjust the price levels of its shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

DETERMINING NET ASSET VALUE (“NAV”) AND VALUING PORTFOLIO SECURITIES

The Fund calculates NAV when the Exchange closes, normally 4:00 p.m. Eastern Time, on days it is open. If trading is unexpectedly closed or restricted, the Fund determines whether to calculate NAV or suspend calculation based on the information available. Only Authorized Participants transact directly with the Fund at NAV, in Creation Units; other investors trade on the secondary market.

The Fund calculates NAV by subtracting liabilities from assets and dividing by outstanding shares. Portfolio securities generally use current market quotations. [The Adviser, as valuation designee, determines fair value when quotations are unavailable, unreliable or materially affected by subsequent events.] Fair valuation may reduce opportunities for short-term arbitrage.

The Fund’s use of fair value pricing procedures involves subjective judgments and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security. Accordingly, there can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its NAV per share.

PURCHASE AND REDEMPTION OF SHARES

Creation Units

The Fund issues and redeems Shares in Creation Units on a continuous basis through the Distributor (as defined below), without a sales load, at the NAV next determined after receipt of an order in proper form on any Business Day. A “Business Day” is any day on which the NYSE is open for business.

Currently, a Creation Unit is an aggregation of [●] shares. In its discretion, the Trust reserves the right to increase or decrease the number of the Fund’s shares that constitute a Creation Unit. The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of the Fund, and to make changes in the number of shares constituting a Creation Unit, including in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.

Authorized Participants

To purchase or redeem any Creation Units, you must be, or transact through, an Authorized Participant. In order to be an Authorized Participant, you must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or a participant in DTC with access to the DTC system (“DTC Participant”), and you must execute an agreement (“Participant Agreement”) with the Distributor that governs transactions in the Fund’s Creation Units.

Investors who are not Authorized Participants but want to transact in Creation Units may contact the Distributor for the names of Authorized Participants. An Authorized Participant may require investors to enter into a separate agreement to transact through it for Creation Units and may require orders for purchases of shares placed with it to be in a particular form. Investors transacting through a broker that is not itself an Authorized Participant and, therefore, must still transact through an Authorized Participant, may incur additional charges. There are expected to be a limited number of Authorized Participants at any one time.

Investors who are not Authorized Participants may purchase and sell shares of the Fund through an Authorized Participant or on the secondary market.

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Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor. Market disruptions and telephone or other communication failures may impede the transmission of orders.

Transaction Fees

A fixed fee payable to the Custodian (as defined below) is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in- lieu (as defined below) are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). With the approval of the Board, the Adviser may waive or adjust the Transaction Fees, including the Fixed Fee and/or Variable Charge (shown in the table below), from time to time. In such cases, the Authorized Participant will reimburse the Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes and other costs and expenses related to the execution of trades resulting from such transaction (up to the maximum amount shown below). In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the account of the Fund (as defined below). Investors who use the services of a broker, or other such intermediary, may be charged a fee for such services.

The following table sets forth the Fund’s standard Transaction Fees and maximum additional charge (as described above):

	Fee for In-Kind and Cash	Maximum Additional
	Purchases and Redemptions	Variable Charge for Cash
Purchases and
Redemptions*
Victory Diamond Hill Large Cap Concentrated ETF	[$100]	[2.00%]

*As a percentage of the amount invested.

The Clearing Process

Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.” The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC participants that are also participants in the Continuous Net Settlement System of the NSCC. In-kind (portions of) purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC. Portfolio Deposits that include government securities must be delivered through the Federal Reserve Bank wire transfer system (“Federal Reserve System”). Fund Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve System. In-kind deposits of securities for orders outside the Clearing Process must be delivered through the Federal Reserve System (for government securities) or through DTC (for corporate securities).

Foreign Securities

Because the portfolio securities of the Fund may trade on days that the Exchange is closed or are otherwise not Business Days for the Fund, shareholders may not be able to redeem their shares of the Fund, or to purchase or sell shares of the Fund on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.

Purchasing Creation Units

Portfolio Deposits

The consideration for a Creation Unit generally consists of the in-kind deposit of designated securities (“Deposit Securities”) and an amount of cash in U.S. dollars (“Cash Component”). Together, the Deposit Securities and the Cash Component constitute the “Portfolio Deposit.” The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Deposit Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of the Fund and (y) the market value of the Deposit Securities. If (x) is more than (y), the Authorized Participant will pay the Cash Component to the Fund. If (x) is less than (y), the Authorized Participant will receive the Cash Component from the Fund.

On each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Deposit Security in the current Portfolio Deposit (based on information at the end of the previous Business Day) for the Fund and the (estimated) Cash Component, effective through and including

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the previous Business Day, per Creation Unit. The Deposit Securities announced are applicable, subject to any adjustments as described below, to purchases of Creation Units until the next announcement of Deposit Securities.

The Deposit Securities may change, for example, as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser in the Fund’s portfolio. These adjustments will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Portfolio Deposit.

Payment of any stamp duty or the like shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.

Custom Orders and Cash-in-lieu

The Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash-in-lieu”) to be added to the Cash Component to replace any Deposit Security. The Fund may permit or require cash-in-lieu when, for example, a Deposit Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Fund may permit or require cash in lieu of Deposit Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities laws or policies from transacting in one or more Deposit Securities. The Fund will comply with the federal securities laws in accepting Deposit Securities including that the Deposit Securities are sold in transactions that would be exempt from registration under the 1933 Act. All orders involving cash-in-lieu are considered to be “Custom Orders.”

Purchase Orders

To order a Creation Unit, an Authorized Participant must submit an irrevocable purchase order to the Distributor.

Timing of Submission of Purchase Orders

All orders to purchase shares directly from any Fund directly from the Fund must be placed for one or more Creation Units and in the manner and by 2:00 p.m. Eastern time or such earlier time that the Exchange or bond market closes (the “Cut-off Time”) in order to receive the NAV calculated on the Transmittal Date. The “Transmittal Date” is the date on which such an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below). All orders placed between 8:00 a.m. and 9:00 a.m. Eastern time are eligible to receive same day settlement (or “T+0”).

Intermediary Deadlines

Persons placing or effectuating custom orders and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the “Settlement Date,” which is generally the Business Day immediately following the Transmittal Date (“T+1”).

Orders Using the Clearing Process

If available, (portions of) orders may be settled through the Clearing Process. In connection with such orders, the Distributor or its agent transmits, on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Portfolio Deposit to the Fund, together with such additional information as may be required by the Distributor . Cash Components will be delivered using either the Clearing Process or the Federal Reserve System.

Orders Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Portfolio Deposits will be made outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will be effected through DTC. The Portfolio Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of Deposit Securities (whether standard or custom) through DTC to the Fund account by 11:00 a.m., Eastern time, on T+1. The Cash Component, along with any cash-in-lieu and Transaction Fee, must be transferred directly to the Custodian through the Federal Reserve System in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive both the Deposit Securities and the cash by the appointed time, the order may be canceled. A canceled order may be resubmitted the following Business Day but must conform to that Business Day’s Portfolio Deposit. Authorized Participants that submit a canceled order will be liable to the Fund for any losses incurred by the Fund in connection therewith.

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Orders involving foreign Deposit Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable purchase order, the Distributor will notify the Adviser and the Custodian of such order. The Custodian, who will have caused the appropriate local sub-custodian(s) of the Fund to maintain an account into which an Authorized Participant may deliver Deposit Securities (or cash -in-lieu), with adjustments determined by the Fund, will then provide information of the order to such local sub- custodian(s). The ordering Authorized Participant will then deliver the Deposit Securities (and any cash-in-lieu) to the Fund’s account at the applicable local sub-custodian. The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Fund, immediately available or same day funds in U.S. dollars estimated by the Fund to be sufficient to pay the Cash Component and Transaction Fee. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern Time, on the contractual settlement date.

Acceptance of Purchase Order

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Fund. The Fund’s determination shall be final and binding.

The Fund reserves the right to reject or revoke acceptance of a purchase order transmitted to it by the Distributor, provided that such action does not result in a suspension of sales of Creation Units in contravention of Rule 6c-11 under the 1940 Act and the SEC’s positions thereunder. For example, the Fund may reject or revoke acceptance of a creation order including, but not limited to, when (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (c) the Deposit Securities delivered do not conform to the Deposit Securities for the applicable date; (d) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; or (e) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy, or computer failures; fires, floods, or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other informational systems affecting the Trust, the Distributor, DTC, NSCC, the Adviser, the Fund’s Custodian, a sub-custodian, or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify an Authorized Participant of its rejection of the order. The Fund, the Custodian, any sub-custodian, and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits, and they shall not incur any liability for the failure to give any such notification.

Issuance of a Creation Unit

Once the Fund has accepted an order, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Creation Unit against receipt of payment, at such NAV. The Distributor will transmit a confirmation of acceptance to the Authorized Participant that placed the order.

Except as provided below, a Creation Unit will not be issued until the Fund obtains good title to the Deposit Securities, along with any cash- in-lieu and Transaction Fee. The delivery of Creation Units generally will occur no later than T+1.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

With respect to orders involving foreign Deposit Securities, when a local sub-custodian has confirmed to the Custodian that the Deposit Securities (or cash-in-lieu) have been delivered to the Fund’s account with the sub- custodian, the Fund will issue and deliver the Creation Unit. As stated above, Creation Units are generally delivered on T+1. However, the Fund may settle Creation Unit transactions on a basis other than T+1 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.

The Fund may issue a Creation Unit prior to receiving good title to the Deposit Securities under the following circumstances if, pursuant to the applicable Participant Agreement, the relevant Authorized Participant provides an undertaking to deliver the missing Deposit Securities as soon as possible, which undertaking is secured by such Authorized Participant’s delivery of cash in U.S. Dollars to the Custodian having a value equal to at least 105% of the value of the missing Deposit Securities (“Collateral”) as adjusted by time to time by the Adviser. The Collateral will have a value greater than the NAV of the Creation Unit on the date the order is placed and must be delivered no later than 2:00 p.m., Eastern Time, on T+1. The value of the missing Deposit Securities is marked to market daily and the amount of Collateral is adjusted to make sure the Collateral value is at least 105% of the marked value. At any time, the Fund may use the Collateral to purchase the missing Deposit Securities, and the Authorized Participant will be liable to the Fund for any costs incurred thereby or losses resulting therefrom, whether or not they exceed the amount of the Collateral, including any Transaction Fee, any amount by which the purchase price of the missing Deposit Securities exceeds the market value of such securities on the Transmittal

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Date, brokerage, and other transaction costs. The Trust will return any unused Collateral once all of the missing Deposit Securities have been received by the Fund. More information regarding the Fund’s current procedures for collateralization is available from the Fund.

Cash Purchase Method

When cash purchases of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in- kind purchases. In the case of a cash purchase, the investor must pay the cash equivalent of the Portfolio Deposit. In addition, cash purchases will be subject to Transaction Fees, as described above.

The Fund reserves the right to offer purchases of Creation Units solely in cash if, on a given Business Day, the Fund announces before the open of trading that all purchases on that day will be made entirely in cash. The Fund may also, on a given Business Day, require all Authorized Participants purchasing Creation Units on that day to deposit cash in lieu of some or all of the Deposit Securities because:

(i)such securities are not eligible for transfer either through the NSCC or DTC or (ii) in the case of Foreign Funds holding non-U.S. investments, such securities are not eligible for trading due to local trading restrictions, local restrictions on securities transfers or other similar circumstances.

The Fund also may permit an Authorized Participant to deposit cash in lieu of some or all of the Deposit Securities because: (i) such securities are not available in sufficient quantity or (ii) such securities are not eligible for trading by an Authorized Participant or the investor on whose behalf the Authorized Participant is acting.

Redeeming a Creation Unit

Shares of the Fund may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request made in proper form by the Distributor on any Business Day. The Fund will not redeem shares in amounts less than Creation Units.

Redemption Basket

The consideration received in connection with the redemption of a Creation Unit generally consists of an in-kind basket of designated securities (“Redemption Securities”) and an amount of cash in U.S. dollars (“Cash Component”). Together, the Redemption Securities and the Cash Component constitute the “Redemption Basket.”

There can be no assurance that there will be sufficient liquidity in shares in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.

The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Redemption Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of the Fund and (y) the market value of the Redemption Securities. If (x) is more than (y), the Authorized Participant will receive the Cash Component from the Fund. If (x) is less than (y), the Authorized Participant will pay the Cash Component to the Fund.

If the Redemption Securities on a Business Day are different from the Deposit Securities, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Redemption Security in the current Redemption Basket (based on information at the end of the previous Business Day) for the Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. If the Redemption Securities on a Business Day are different from the Deposit Securities, all redemption requests that day will be processed outside the Clearing Process.

The Redemption Securities may change as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser in the Fund’s portfolio. These adjustments will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Redemption Basket.

The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares or determination of the ETF’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

Custom Redemptions and Cash-in-lieu

The Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash-in-lieu”) to be added to the Cash Component to replace any Redemption Security. The Fund may permit or require cash-in-lieu when, for example, a Redemption Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing

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Process. Similarly, the Fund may permit or require cash-in-lieu of Redemption Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities law or policies from transacting in one or more Redemption Securities. The Fund will comply with the federal securities laws in satisfying redemptions with Redemption Securities, including that the Redemption Securities are sold in transactions that would be exempt from registration under the 1933 Act. All redemption requests involving cash-in-lieu are considered to be “Custom Redemptions.”

Redemption Requests

To redeem a Creation Unit, an Authorized Participant must submit an irrevocable redemption request to the Distributor. An Authorized Participant will represent to the Fund that it will not attempt to place a redemption order for the purpose of redeeming any Creation Units, unless it first ascertains or has reasonable grounds to believe that as of the time of the settlement date: (i) it, or its customer, as the case may be, will own outright (or have full legal authority and legal beneficial right to tender) the requisite number of Fund shares for redemption, and (ii) all of the shares that are in the Creation Unit to be redeemed have not been loaned or pledged to another party and are not the subject of a repurchase agreement, securities lending agreement or such other arrangement that would preclude the delivery of such shares to the Fund on the settlement date. The Fund reserves the absolute right, in its sole discretion, to verify these representations, but will typically require verification in connection with higher levels of redemption activity and /or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of the requested representations, the redemption request will not be considered to be in proper form and may be rejected by the Fund.

Timing of Submission of Redemption Requests

All orders to redeem shares directly from any Fund must be placed for one or more Creation Units by the Cut-off Time in order to receive the NAV calculated on the Transmittal Date.

Intermediary Deadlines

A redemption request is deemed received if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating Custom Redemptions and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve System, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the Settlement Date, as defined above.

Requests Using the Clearing Process

If available, (portions of) redemption requests may be settled through the Clearing Process. In connection with such orders, the Distributor transmits on behalf of the Authorized Participant, such trade instructions as are necessary to effect the redemption. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Creation Unit(s) to the Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System, as described above.

Requests Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Redemption Baskets will be delivered outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the redemption will be effected through DTC. The Authorized Participant must transfer or cause to be transferred the Creation Unit(s) of shares being redeemed through the book-entry system of DTC so as to be delivered through DTC to the Custodian by 10:00 a.m., Eastern Time, on received T+1. In addition, the Cash Component must be received by the Custodian by 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive the Creation Unit(s) and Cash Component by the appointed times on T+1, the redemption will be rejected, except in the circumstances described below. A rejected redemption request may be resubmitted the following Business Day.

Orders involving foreign Redemption Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable redemption request, the Distributor will notify the Adviser and the Custodian. The Custodian will then provide information of the redemption to the Fund’s local sub-custodian(s). The redeeming Authorized Participant, or the investor on whose behalf is acting, will have established appropriate arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which the Redemption Securities are customarily traded and to which such Redemption Securities (and any cash-in-lieu) can be delivered from the Fund’s accounts at the applicable local sub-custodian(s).

Acceptance of Redemption Requests

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust. The Trust’s determination shall be final and binding.

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The Fund reserves the right to reject a redemption order if the order is not in proper form. In addition, the right of redemption may be suspended or the date of payment postponed with respect to the Fund (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings), (ii) for any period during which trading on the NYSE is suspended or restricted, (iii) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its NAV is not reasonably practicable; or (iv) in such other circumstance as is permitted by the SEC. The Fund or Distributor will notify the Authorized Participant of such rejection, but the Fund, Custodian, sub-custodian, and Distributor shall not be liable for any failure to give such notification.

Delivery of Redemption Basket

Once the Fund has accepted a redemption request, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Redemption Basket, against receipt of the Creation Unit(s) at such NAV, any cash-in-lieu and Transaction Fee. A Creation Unit tendered for redemption and the payment of the Cash Component, any cash-in-lieu and Transaction Fee will be effected through DTC. The Authorized Participant, or the investor on whose behalf it is acting, will be recorded on the book-entry system of DTC.

The Redemption Basket generally will be delivered to the redeeming Authorized Participant within T+1. Except under the circumstances described below; however, a Redemption Basket generally will not be issued until the Creation Unit(s) are delivered to the Fund, along with the Cash Component, any cash-in-lieu and Transaction Fee.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

With respect to orders involving foreign Redemption Securities, the Fund may settle Creation Unit transactions on a basis other than T+1 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period.

Cash Redemption Method. The Fund reserves the right to redeem Creation Units solely in cash if, on a given Business Day, the Fund announces before the open of trading that all redemptions on that day will be made entirely in cash. The Fund may also on a given Business Day, require all Authorized Participants redeeming Creation Units on that day to receive cash in lieu of some or all of the Deposit Securities because: (i) such securities are not eligible for transfer either through the NSCC or DTC or (ii) in the case of the Fund that invests a significant amount of its assets in foreign securities holding non-U.S. investments, such securities are not eligible for trading due to local trading restrictions, local restrictions on securities transfers or other similar circumstances. The Fund may also permit an Authorized Participant to receive cash in lieu of some or all of the Deposit Securities because: (i) such securities are not available in sufficient quantity, (ii) such securities are not eligible for trading by an Authorized Participant or the investor on whose behalf the Authorized Participant is acting, or (iii) a holder of shares of the Fund holding non-U.S. investments would be subject to unfavorable income tax treatment if the holder receives redemption proceeds in kind. When cash redemptions of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind redemptions. In the case of a cash redemption, the investor will receive the cash equivalent of the Redemption Basket minus any Transaction Fees, as described above.

MANAGEMENT OF THE TRUST

Board Leadership and Risk Oversight

The Board of Trustees is responsible for overseeing the management and operations of the Trust. [ ]

Trustees and Officers

[ ]

Trustee Ownership and Compensation

[ ]

Board Committees

[ ]

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CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of [-], the following shareholders owned 5% or more of a class of the indicated Fund. Each shareholder that beneficially owns more than 25% of the voting securities of a class of the Fund may be deemed a control person of that class of the Fund’s outstanding shares and, thereby, may influence the outcome of matters on which shareholders are entitled to vote. Since the economic benefit of investing in the Fund and related voting authority is passed through to the underlying investors of the record owners, it is expected that these record owners generally will not be considered the beneficial owners of the Fund’s shares or control persons of the Fund.

The names and addresses of the record holders and the percentage of the outstanding shares held by such holders are set forth in the following table.

[ ]

INVESTMENT ADVISER AND OTHER SERVICE PROVIDERS

Investment Adviser

Victory Capital, a New York corporation registered as an investment adviser with the SEC, serves as investment adviser to the Fund. Victory Capital’s principal business address is 15935 La Cantera Parkway, San Antonio, TX 78256. Subject to the authority of the Board, the Adviser is responsible for the overall management and administration of the Fund’s business affairs. Each of the Adviser’s multiple investment teams, referred to separately as investment franchises utilizes its own independent approach to investing. The Adviser is responsible for selecting the Fund’s investments according to its investment objective, policies, and restrictions. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc. (“VCH”), a publicly traded Delaware corporation. As of [ ], 2026, the Adviser managed assets totaling in excess of $[ ] billion for numerous clients including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net worth individuals and mutual funds.

The Advisory Agreement

[The Adviser serves as the Fund’s investment adviser pursuant to an advisory agreement dated as of [] (the “Advisory Agreement”). Unless sooner terminated, the Advisory Agreement between the Adviser and the Trust, on behalf of the Fund, provides that it will continue in effect as to the Fund for two years and for consecutive one-year terms thereafter, provided that such renewal is approved at least annually by the Trustees or by vote of the majority of the outstanding shares of each such Fund (as defined under “Additional Information—Miscellaneous” below) and, in either case, by a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreement, by votes cast in person at a meeting called for such purpose. The Advisory Agreement is terminable as to any particular Fund at any time on 60 days’ written notice without penalty by a vote of the majority of the outstanding shares of the Fund, by vote of the Trustees, or as to all applicable Fund by the Adviser. The Advisory Agreement also terminates automatically in the event of any assignment, as defined by the 1940 Act.]

[The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the services pursuant thereto, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.]

[Under the Advisory Agreement, the Adviser may delegate a portion of its responsibilities to a sub-adviser. In addition, the agreements provide that the Adviser may render services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of the Fund provided all such persons are functioning as part of an organized group of persons, managed by authorized officers of the Adviser.]

Prior to [ ], Diamond Hill Capital Management, Inc., served as investment adviser to the Predecessor Fund.

[As compensation for its investment advisory services, Victory Capital will receive the contractual advisory fee shown below, stated at an annual rate, accrued daily and paid monthly. No performance-based adjustment applies.]

The following schedule lists the contractual advisory fees for the Fund, as an annual percentage of its average daily net assets.

Fund	Advisory Fee
Victory Diamond Hill Large Cap Concentrated ETF	[ ]% of the Fund’s average daily net assets

Approximate management fees the Predecessor Fund paid or owed Diamond Hill Capital

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Management, LLC

The following table shows the dollar amount of gross investment management fees incurred by the Predecessor Fund, along with the net amount of fees that were paid after applicable fee waivers or expense reimbursements, if any. The data covers the fiscal years ended December 31, 2025, 2024 and 2023, or the shorter period of predecessor operations, as applicable.

[ ]

Management Fee Waiver/Expense Reimbursement

[For at least two years following the Reorganization, Victory Capital has contractually agreed to waive fees and/or reimburse expenses so that the total net annual operating expenses of each Fund, subject to the exclusions in the agreement, will not exceed the current contractual expense limitation applicable to the corresponding predecessor shares or, if none, the expense ratio based on those shares' expenses for the most recent fiscal year. Under the agreement, Victory Capital may recoup waived fees and reimbursed expenses for up to three years after the waiver or reimbursement, subject to the lesser of the expense limits in effect when the amount was waived or reimbursed and when it is recouped, after giving effect to recoupment. The agreement may be terminated only by the Board.]

[For the fiscal years ended December 31, 2025, 2024 and 2023, including the applicable predecessor mutual-fund operations before conversion to an ETF, Diamond Hill Capital Management, LLC waived management fees and/or reimbursed expenses, if any, for the Predecessor Fund in the amount listed in the table below.]

[ ]

[For the fiscal years ended December 31, 2025, 2024 and 2023, including the applicable predecessor mutual-fund operations before conversion to an ETF, Diamond Hill Capital Management, LLC recouped previously waived management fees and reimbursed expenses, if any, in the amounts listed in the table below.]

[ ]

Compliance Services

[Pursuant to the Agreement to Provide Compliance Services (the “Compliance Agreement”), the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under 1940 Act. The funds in the Victory Fund Complex, in the aggregate, compensate the Adviser for these services.] As of the date of this SAI, the Fund has not paid any fees for these services.

Administrator

[Victory Capital will provide internal administrative, accounting, operations, compliance and related services.]

[ ]

Administration fees paid by the Predecessor Fund to Diamond Hill Capital Management, LLC

[ ]

Shareholder Servicing/Transfer Agent

State Street Bank and Trust Company will serve as transfer agent.

Under the terms of its contract with the Fund, State Street Bank and Trust Company services shareholder accounts, and its duties include:

(i)processing sales, redemptions and exchanges of shares of the Fund; (ii) distributing dividends and capital gains associated with the Fund’s portfolio; and (iii) maintaining account records and responding to shareholder inquiries.

Custodian and Fund Accountant

State Street Bank and Trust Company will serve as custodian. The custodian’s responsibilities include safekeeping and controlling the Fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund’s investments.

Diamond Hill Capital Management, LLC will provide fund accounting, with Ultimus Fund Solutions, LLC as sub-accountant.

Securities Lending

[ ]

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Distributor

[Victory Capital Services, Inc. (the “Distributor”), located at 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, [serves] as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust dated [ ] (the “Distribution Agreement”). Unless otherwise terminated, the Distribution Agreement will remain in effect with respect to the Fund for two years and will continue thereafter for consecutive one-year terms, provided that the renewal is approved at least annually (1) by the Board or by the vote of a majority of the outstanding shares of the Fund, and (2) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of its assignment, as defined under the 1940 Act.]

Prior to the Reorganization, Foreside Financial Services, LLC served as distributor to the Predecessor Fund.

PORTFOLIO MANAGERS

Charles Bath and Nathan Palmer will be jointly and primarily responsible for the day-to-day management of the Fund. Each has managed the predecessor Diamond Hill Large Cap Concentrated ETF since June 2026.

Other Accounts and Fund Ownership

[As of [●], the most recent practicable date before effectiveness, the following information applies to the portfolio managers. The new Fund has not commenced investment operations. Any predecessor-fund ownership is identified separately.]

[Dollar range of Fund shares beneficially owned as of March 31, 2026: Charles Bath, Over $1,000,000; Nathan Palmer, $1-$10,000. Any holdings of predecessor shares are [●].]

Portfolio manager	Account category	Total accounts / assets	Performance-fee accounts /
assets
Charles Bath	Registered investment	2 / $1.8 billion	None
companies
Charles Bath	Other pooled investment	4 / $1.8 billion	None
vehicles
Charles Bath	Other accounts	48 / $3.3 billion	None
Nathan Palmer	Registered investment	2 / $1.8 billion	None
companies
Nathan Palmer	Other pooled investment	4 / $1.8 billion	None
vehicles
Nathan Palmer	Other accounts	48 / $3.3 billion	None

Portfolio Manager Compensation [ ]

Conflicts of Interest

The Adviser’s portfolio managers are often responsible for managing one or more Funds as well as other accounts, such as separate accounts, and other pooled investment vehicles, such as collective trust funds or unregistered hedge funds. A portfolio manager may manage other accounts which have materially higher fee arrangements than the Fund and may, in the future, manage other accounts which have a performance-based fee. A portfolio manager also may make personal investments in accounts he or she manages or supports. The side-by-side management of the Fund along with other accounts may raise potential conflicts of interest by incenting a portfolio manager to direct a disproportionate amount of: (1) their attention; (2) limited investment opportunities, such as less-liquid securities or initial public offering; and/or (3) desirable trade allocations, to such other accounts. In addition, certain trading practices, such as cross-trading between Funds or between the Fund and another account, raise conflict of interest issues. The Adviser has adopted numerous compliance policies and procedures, including a Code of Ethics, and brokerage and trade allocation policies and procedures, which seek to address the conflicts associated with managing multiple accounts for multiple clients. In addition, the Adviser has a designated Chief Compliance Officer (selected in accordance with the federal securities laws) and compliance staff whose activities are focused on monitoring the activities of the Adviser’s investment franchises and employees in order to detect and address potential and actual conflicts of interest. However, there can be no assurance that the Adviser’s compliance program will achieve its intended result.

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DISTRIBUTION AND SERVICE PLANS

[The Trust will adopt a distribution and service plan under Rule 12b-1 for the Fund, permitting payments at an annual rate of up to 0.25% of average daily net assets. The plan will be dormant: the Fund will pay 0.00% immediately following the Reorganization, and there is no current intention to impose fees under the plan.]

Payments to Financial Intermediaries

[The Adviser may use its own resources to compensate intermediaries for platform access, program placement, marketing, administration and asset retention. Such payments do not alter the Fund’s share price, sale proceeds or expenses. Compensation may be asset-based, sales-based or fixed; permitted gifts, meals and conference support may also be provided. Investors should ask their intermediary about payments it receives.]

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

CODE OF ETHICS

The Trust and the Adviser each have adopted a Code of Ethics in accordance with Rule 17j-1 under the 1940 Act. The Adviser’s Code of Ethics applies to all of the Adviser’s directors and officers and employees with investment advisory duties (“Access Personnel”) and all of the Adviser’s directors, officers and employees (“Supervised Personnel”). Each Code of Ethics provides that Access Personnel must refrain from certain trading practices. Each Code also requires all Access Personnel (and, in the Adviser Code, all Supervised Personnel) to report certain personal investment activities, including, but not limited to, purchases or sales of securities that may be purchased or held by the Fund. Violations of any Code of Ethics can result in penalties, suspension, or termination of employment.

PROXY VOTING POLICIES AND PROCEDURES

In accordance with the 1940 Act, the Trust [has adopted] policies and procedures for voting proxies related to equity securities held by the Fund (the “Proxy Voting Policy”). The Trust’s Proxy Voting Policy is designed to: (i) ensure that proxies are voted in the best interests of shareholders of the Fund with a view toward maximizing the value of their investments; (ii) address conflicts of interests between these shareholders, on the one hand, and affiliates of the Fund, the Adviser or the Distributor, on the other, that may arise regarding the voting of proxies; and (iii) provide for the disclosure of the Fund’s proxy voting records and the Proxy Voting Policy.

[The Proxy Voting Policy delegates to the Adviser the obligation to vote the Fund’s proxies in the best interests of the Fund and its shareholders, subject to oversight by the Board.]

[The Diamond Hill proxy voting policies and procedures expected to apply to the Fund are summarized in Appendix B.]

The Fund’s Proxy Voting Policy provides that the Fund, in accordance with SEC rules, annually will disclose on Form N-PX the Fund’s proxy voting record. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is updated each year by August 31st and is available without charge, upon request, by calling toll free [] or by accessing the SEC’s website at sec.gov.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Adviser is responsible for decisions to buy and sell securities, futures and options on securities, on indices and on futures for the Fund, the selection of brokers, dealers and futures commission merchants to effect those transactions and the negotiations of brokerage commissions, if any. Broker-dealers and futures commission merchants may receive brokerage commissions on Fund portfolio transactions, including options and the purchase and sale of underlying securities or futures positions upon the exercise of options. Orders may be directed to any broker or futures commission merchant to the extent and in the manner permitted by applicable law.

Substantially all brokers through whom the Adviser executes orders provide proprietary research on general economic trends or particular issuers. Selected brokers provide third-party research and brokerage services, that is, services obtained by the broker from a third party that the broker then provides to the Adviser. The Adviser may obtain quotes and other market data information in this manner. Many brokers also invite investment personnel of the Adviser to attend investment conferences sponsored by such brokers.

Brokerage commissions generally are negotiated in the case of U.S. securities transactions, but in the case of foreign securities transactions may be fixed and may be higher than prevailing U.S. rates. Commission rates are established pursuant to negotiations

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with the executing parties based on the quantity and quality of the execution services.

The Adviser may utilize certain electronic communication networks (“ECNs”) in executing transactions for certain types of securities. These ECNs may charge fees for their services, including access fees and transaction fees. The transaction fees, which are similar to commissions or markups/markdowns, will generally be charged to clients and, like commissions and markups/markdowns, would generally be included in the cost of the securities purchased.

In addition, services may be acquired or received either directly from executing broker-dealers, or indirectly through other broker- dealers in step-out transactions or similar arrangements. A “step-out” is an arrangement by which an investment manager executes a trade through one broker-dealer but instructs that entity to step-out all or a portion of the trade to another broker-dealer. This second broker-dealer will clear, settle, and receive commissions for, the stepped-out portion.

Equity securities traded in over-the-counter markets, bonds, including convertible bonds, and loans are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriters, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments and U.S. government agency securities may be purchased directly from the issuer, in which case no commissions or discounts are paid.

In placing orders for portfolio securities or futures, the Adviser seeks to obtain best execution or the most favorable execution under the circumstances and in accordance with appliable law. Within this framework, the Adviser will consider the research and investment services provided by brokers, dealers or futures commission merchants who effect transactions for the Fund or who are parties to portfolio transactions with the Fund, the Adviser or the Adviser’s other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include, but are not limited to, statistical and economic data research reports on particular companies and industries, and meetings with corporate executives (sometimes referred to as “corporate access”).

Brokers, dealers or futures commission merchants furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are generally significantly smaller than the Fund’s, and the services furnished by such brokers, dealers or futures commission merchants may be used by the Adviser in providing investment management for the Fund. Commission rates are based on the quality and quantity of execution services provided by the executing party and reflect generally prevailing rates. In addition, the Adviser is authorized to pay higher commissions on brokerage transactions for the Fund to brokers in order to secure the research and investment services described above (sometimes referred to as “paying up”) in accordance with applicable law. The use of commissions on brokerage transactions paid by the Fund and other investment accounts to pay for research and the investment services described above is sometimes referred to as “soft dollars” and is subject to review by the Board of Trustees from time to time as to the extent and continuation of this practice. When using soft dollars, the Adviser need not solicit competitive bids and does not have an obligation to seek the lowest available commission cost. It is not the Adviser’s practice to negotiate “execution only” commission rates, thus the Fund may be deemed to be paying for research, brokerage or other services provided by the broker that are included in the commission rate.

Section 28(e) of the Securities Exchange Act of 1934, as amended, is a “safe harbor” that permits an investment adviser to use commissions or “soft dollars” to obtain research and brokerage services that provide lawful and appropriate assistance in the investment decision-making process. The use of commissions to obtain such other services would be outside the parameters of Section 28(e). Since Section 28(e) generally relates only to the use of commissions on equity transactions, the use of commissions or other transaction costs paid on transactions in instruments other than equity securities typically would also be outside the parameters of Section 28(e).

The payment for eligible services under Section 28(e) by the Fund through soft dollars using Fund assets benefits the Adviser because the Adviser does not need to produce or pay for such research services, and as a result, the receipt of research in exchange for soft dollars may create a conflict of interest. Research or other services obtained in this manner may be used in servicing any or all of the Fund and other investment accounts, including in connection with accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other investment accounts relative to the Fund based on the amount of brokerage commissions paid by the Fund and such other accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that account. In addition, other investment accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Fund and to such other investment accounts. Certain clients, including the Fund, could bear more of the cost of soft dollar arrangements than other investment accounts. Moreover, the Adviser may be incentivized to select or recommend a broker-dealer based on the Adviser’s interest in receiving research services, among the other factors that the Adviser considers, consistent with best execution.

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In some instances, the Adviser may receive a product or service that may be used only partially for functions within Section 28(e) (e.g., an order management system, trade analytical software or proxy services). In such instances, the Adviser will make a good faith effort to determine the relative proportion of the product or service used to assist the Adviser in carrying out its investment decision- making responsibilities and the relative proportion used for administrative or other purposes outside Section 28(e). The proportion of the product or service attributable to assisting the Adviser in carrying out its investment decision-making responsibilities will be paid through brokerage commissions generated by Fund transactions and the proportion attributable to administrative or other purposes outside Section 28(e) will be paid for by the Adviser from its own resources.

Research and brokerage services obtained by the use of commissions arising from the Fund’s portfolio transactions may be used by the Adviser in its other investment activities and thus, the Fund may not necessarily, in any particular instance, be the direct or indirect beneficiary of the research or brokerage services provided.

Independent third-party research is a component of the Fund’s investment selection process and is generally paid for via brokerage commissions that bundle research costs either directly with the trade execution clearing and/or settlement services provided by a particular broker/dealer, or through step-out transactions with other broker-dealers. The Adviser’s receipt of research on this basis benefits it because the Adviser does not need to produce or pay for such research services, and as a result, the receipt of research in exchange for soft dollars creates a conflict of interest. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing and settlement services provided by the broker-dealer and will not be paid by the Adviser.

The Adviser may also receive research that is either paid for directly by the Adviser (sometimes referred to as “hard dollar” arrangements ) or obtained utilizing soft dollars through a commission sharing arrangement (“CSA”). The Adviser has entered into CSAs under which the Adviser may execute transactions through, and obtain research from, a broker-dealer. Under a CSA, the Adviser may request that the broker-dealer allocate a portion of the commissions to another firm that provides research to the Adviser. To the extent that the Adviser continues to engage in CSAs, many of the same conflicts related to traditional soft dollar arrangements exist.

Although the Adviser will make a good faith determination that the amount of commissions paid is reasonable in light of the products or services provided by a broker, commission rates are generally negotiable and thus, selecting brokers on the basis of considerations that are not limited to the applicable commission rates will generally result in higher transaction costs than would otherwise be obtainable. The receipt of such products or services and the determination of the appropriate allocation in the case of “mixed use” products or services create a conflict of interest between the Adviser and the Fund.

In purchasing and selling debt instruments, the Adviser ordinarily places transactions with a broker-dealer acting as principal for the instruments on a net basis, with no brokerage commission being paid directly by the client (although the price may include undisclosed compensation, markups and markdowns) and may involve the designation of selling concessions. Debt instruments also may be purchased from underwriters at prices which include underwriting fees. Any transactions placed through broker-dealers as principals reflect the spread between the bid and ask prices. Funds that invest exclusively or primarily in debt instruments may nonetheless benefit from research and services received through the use of commissions generated by Funds investing in equity securities.

The Fund may, from time to time and to the extent permitted by applicable law, sell or purchase securities to or from companies or persons who are considered to be affiliated with the Fund solely because they are investment advisory clients of the Adviser or an affiliate. Such transactions will be effected for cash consideration, at the current market price of the particular securities, and no brokerage commissions or fees other than customary transfer fees shall be paid in connection with any such transactions. Additionally, all such transactions will be consistent with procedures adopted by the Board of Trustees.

The acquiring Fund has not commenced investment operations and has paid no brokerage commissions. Historical brokerage information for the Predecessor Fund relates to the fiscal years ended December 31, 2025, 2024 and 2023, including the applicable predecessor mutual-fund operations before conversion to an ETF. [Total brokerage commissions and transaction amounts by predecessor and applicable period: [●]. Commissions or options clearing charges paid to an affiliate or related party of the predecessor adviser: [●]. Commissions paid to firms providing research, statistical or other services during the latest applicable period, and the related transaction amounts: [●].]

Affiliated Brokerage

[ ]

Allocation of Brokerage in Connection with Research Services

[ ]

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Securities of Regular Broker-Dealers

[ ]

The Board periodically reviews the Adviser’s performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Fund.

Portfolio Turnover

The Fund may sell a portfolio investment soon after its acquisition if the Adviser believes that such a disposition is consistent with attaining the investment objective of the Fund. The Fund’s portfolio turnover rate stated in the Prospectus is calculated by dividing the lesser of the Fund’s purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities, at the time of acquisition, were one year or less. Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The turnover rate for the Fund will vary from year-to-year, and, depending on market conditions, could be greater in periods of unusual market movement and volatility. Transaction costs associated with turnover are borne directly by the Fund and, ultimately, by its shareholders. A high rate of portfolio turnover (generally, over 100% annually) generally will involve correspondingly greater transaction costs. High portfolio turnover may result in the realization of substantial net capital gains. To the extent short-term capital gains are realized, distributions attributable to such gains will be ordinary income for federal income tax purposes.

The following information concerns the Predecessor Fund. The acquiring Fund has not commenced investment operations.

Predecessor Fund	Fiscal year or period	Portfolio turnover
Diamond Hill Large Cap Concentrated ETF	fiscal year ended December 31, 2025	56%
Diamond Hill Large Cap Concentrated ETF	Fiscal year ended December 31, 2024	[●]

DIVIDENDS, CAPITAL GAINS AND DISTRIBUTIONS

The Fund distributes substantially all of its net investment income and net capital gains, if any, to shareholders within each calendar year as well as on a fiscal year basis to the extent required for the Fund to qualify for favorable federal tax treatment. The Fund ordinarily declares and pays dividends from its net investment income. The Fund declares and pays dividends [quarterly].

The amount of the Fund’s distributions may vary from time to time depending on market conditions, the composition of the Fund’s portfolio and expenses borne by the Fund.

TAXES

The following information supplements and supersedes such discussion in the Fund’s Prospectus titled “Information on Dividends, Distributions and Taxes.” The following is a summary of certain material U.S. federal income tax considerations relating to the Fund’s qualification as a “regulated investment company” (a “RIC”) and the acquisition, ownership and disposition of shares of the Fund. This summary is based upon the Code, regulations promulgated by the U.S. Treasury Department, current administrative interpretations and practices of the Internal Revenue Service (“IRS”) (including administrative interpretations and practices expressed in private letter rulings which are binding on the IRS only with respect to the particular taxpayers who requested and received those rulings) and judicial decisions, all as currently in effect and all of which are subject to differing interpretations or to change, possibly with retroactive effect. This summary does not address any proposals to modify such tax laws. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of the tax considerations described below. No advance ruling has been or will be sought from the IRS regarding any matter discussed in this summary. Except as otherwise discussed below, this summary does not discuss the impact that U.S. state and local taxes and taxes imposed by non-U.S. jurisdictions could have on the matters discussed in this summary. This summary is for general information only, and does not purport to discuss all aspects of U.S. federal income taxation that may be important to a particular shareholder in light of its investment or tax circumstances or to shareholders subject to special tax rules, such as U.S. expatriates; persons who mark-to-market Fund shares; subchapter S corporations; U.S. shareholders whose functional currency is not the U.S. dollar; financial institutions; insurance companies; broker-dealers; RICs; REITs; trusts and estates; persons holding Fund shares as part of a “straddle,” “hedge,” “conversion transaction,” “synthetic security” or other integrated investment; persons subject to the alternative minimum tax; persons holding their Fund shares through a partnership or similar pass-through entity; tax-exempt organizations (except as otherwise discussed below); investors in tax deferred accounts such as a 401(k) plan or an individual retirement account (“IRA”); persons subject to special tax rules as a result of being treated as receiving any “excess inclusion income” from the Fund (except as otherwise discussed below); shareholders subject to special tax accounting rules as a result of their use of “applicable financial statements” (within the meaning of Section 451(b)(3) of the Code; and foreign shareholders (except as otherwise discussed below). Unless otherwise noted, this discussion applies only to U.S. shareholders that hold shares as capital assets, which generally means as property held for investment. A U.S. shareholder is an individual who is a citizen or resident of the United States; a

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U.S. corporation (including an entity treated as a corporation); a trust if it (i) is subject to the primary supervision of a court in the United States and one or more U.S. persons have the authority to control all substantial decisions of the trust or (ii) has made a valid election to be treated as a U.S. person; or any estate the income of which is subject to U.S. federal income tax regardless of its source. Current and prospective shareholders are urged to consult their own tax advisors with respect to the specific U.S. federal, state, local and non-U.S. tax consequences of investing in the Fund.

The Fund has elected and intends to qualify annually as a RIC under Subchapter M of the Code. In order to qualify as a RIC for a taxable year, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, net income derived from interests in qualified publicly traded partnerships (“qualified PTPs”), gains from the sale or other disposition of stock, securities or foreign currencies, or other income (such as gains from options, futures or forward contracts) derived with respect to the business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. government securities, securities of other RICs and other securities, with such other securities of any one issuer qualifying only if the Fund’s investment is limited to an amount not greater than 5% of the value of the Fund’s assets and not more than 10% of the voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or securities of other RICs) or of two or more issuers which the Fund controls and which are determined, under Treasury regulations, to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more qualified PTPs; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends and interest net of expenses and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its tax-exempt interest income (net of certain costs allocable to such income) for the year.

The Fund may invest in certain assets, such as gold bullion, that do not constitute “securities” for purposes of the RIC qualification tests referred to in the previous paragraph and other assets, including various derivative and structured investment products the status of which as “securities” for such purposes may not be fully settled. Subject to the savings provisions described below, if a sufficient portion of the Fund’s assets were not stock or such securities or if a sufficient portion of the Fund’s gross income were not derived from stock or such securities for any taxable year, the Fund may fail to qualify as a RIC for such taxable year.

If the Fund fails to qualify for taxation as a RIC for any taxable year, the Fund’s income will be taxed at the Fund level at the regular corporate rate and the tax consequences to shareholders would be different from those described in this section (for example, all distributions to shareholders generally would be taxed as ordinary income, even if those distributions are derived from tax-exempt interest or capital gains realized by the Fund). In addition, in order to requalify for taxation as a RIC that is accorded special tax treatment, such Fund may be required to recognize unrealized gains, incur substantial taxes on such unrealized gains, and make certain substantial distributions. The Fund has elected and intends to qualify annually as a RIC under the Code.

If the Fund were otherwise to fail to satisfy the gross income test for a taxable year, it would nevertheless be considered to satisfy such test if its failure to satisfy the gross income test were due to reasonable cause and not willful neglect and if it were to satisfy certain procedural requirements. The Fund would be subject to an excise tax if it were to rely on this savings provision in order to meet the gross income test.

In addition, if the Fund were otherwise to fail to satisfy the asset diversification test, it would nevertheless be considered to satisfy such test if either (a) the failure to satisfy the asset test were de minimis and the Fund were to satisfy the asset test within a prescribed time period or (b) the Fund’s failure to satisfy the asset diversification test were due to reasonable cause and not willful neglect, the Fund were to satisfy the test within a prescribed time period and the Fund were to satisfy certain procedural requirements. The Fund’s failure to satisfy the asset diversification test would be considered de minimis if it were due to the Fund’s ownership of assets the total value of which did not exceed the lesser of $10 million and 1 percent of the total value of the Fund’s assets at the end of the fiscal quarter in which the test was being applied. The Fund would be subject to an excise tax if it were to rely on the savings provision described in (b) of this paragraph in order to meet the asset diversification test.

As a RIC, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it currently distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains, in addition to distributing to its shareholders substantially all of its net tax-exempt interest income, if any.

For purposes of determining the amount of dividends that the Fund has distributed to its shareholders for a taxable year, the Fund may elect to treat certain dividend distributions paid in the following taxable year as having been paid in the earlier taxable year.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a non-deductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to or exceeding the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year,

(2)at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending on December 31 of the calendar year, and (3) 100% of any ordinary income and capital gains for the preceding year that were not

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distributed during that year. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

Finally, any foreign currency transactions that are not directly related to the Fund’s investments in securities (possibly including, but not limited to, speculative currency positions or currency derivatives not used for hedging purposes) could, under future administrative guidance issued by the IRS, produce income not among the types of “qualifying income” from which the Fund must derive at least 90 percent of its annual gross income.

Net capital loss carryforwards of the Fund may be applied against any net realized capital gains in each succeeding year, until they have been reduced to zero. In the event that the Fund were to experience an ownership change as defined under the Code, the loss carryforwards and other favorable tax attributes of the Fund, if any, may be subject to limitation.

Each of the Global Fund, Overseas Fund, U.S. Fund, Global Income Builder Fund, Gold Fund and Real Assets Fund invests in certain precious metals and related contracts through a wholly-owned subsidiary (each, a “Cayman Subsidiary”). These Cayman Subsidiaries are First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Cayman Fund, Ltd., First Eagle Global Income Builder Cayman Fund, Ltd., First Eagle Gold Cayman Fund, Ltd. and First Eagle Global Real Assets Cayman Fund, Ltd. Each of the Global Fund, Overseas Fund, U.S. Fund, Global Income Builder Fund, Gold Fund and Real Assets Fund is a “United States shareholder” with respect to such subsidiary, and the subsidiary is a “controlled foreign corporation” under the Code. As such, each of the Global Fund, Overseas Fund, U.S. Fund, Global Income Builder Fund, Gold Fund and Real Assets Fund is required to include in gross income for U.S. federal income tax purposes all of the applicable Cayman Subsidiary’s “subpart F income,” including net gains from commodities, such as gold bullion, whether or not such income is distributed by the applicable Cayman Subsidiary. If a net loss is realized by a Cayman Subsidiary, such loss is not generally available to offset income earned by the applicable Fund.

As noted above, to qualify as a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain specified sources. Income from direct investments in commodities and certain related instruments generally do not constitute qualifying income for purposes of such annual 90% gross income test. The IRS has issued a number of private letter rulings to RICs concluding that “subpart F income” from an investment in a wholly-owned foreign subsidiary that invests in commodities and related commodity-linked derivatives constitutes qualifying income, but each of these private letter rulings applies only to the taxpayer that received it and may not be used or cited as precedent. Certain First Eagle funds have obtained a similar ruling from the IRS. However, the IRS has since suspended the issuance of such rulings and has been reviewing its policy in this area, preventing any Fund from requesting and receiving a similar ruling. It is possible that, as a consequence of its review of this area, the IRS will reverse its prior position and publish guidance under which it will take the position that “subpart F income” from a Cayman Subsidiary is not qualifying income for purposes of the annual 90% gross income test. In such a case, Global Fund, Overseas Fund, U.S. Fund, Global Income Builder Fund, Gold Fund or Real Assets Fund could fail to qualify as a RIC, could be limited in its ability to implement its current investment strategies and may need to significantly change its investment strategies, which could adversely affect the applicable Fund. The Fund also may incur transaction and other costs to comply with any new or additional guidance from the IRS.

Different tax treatment is accorded to investors in tax deferred accounts such as a 401(k) plan or an IRA, including a penalty on pre- retirement distributions that are not properly rolled over to other IRAs. Investors in tax deferred accounts should consult their tax advisers for more information.

Dividends paid out of the Fund’s investment company taxable income generally will be taxable to a U.S. shareholder as ordinary income. Provided that certain holding period requirements are met at the Fund and shareholder levels, certain dividends received by non- corporate shareholders (including individuals) from the Fund may be eligible for the reduced tax rates applicable in the case of long- term capital gains to the extent that the Fund receives “qualified dividend income” and reports a portion of its dividends as such in a written statement to shareholders. Substitute payments received by the Fund representing dividends paid on securities loaned out by the Fund will not be considered qualified dividend income, and distributions by the Fund on such substitute payments will not be eligible to be treated as dividends dividends. Provided that certain holding period requirements are met at the Fund and shareholder levels, certain dividends received by corporate shareholders from the Fund may be eligible for the corporate dividends-received deduction to the extent the Fund receives dividends paid by U.S. corporations and reports a portion of its dividends as such in a written statement to shareholders. Substitute payments received by the Fund representing dividends paid on securities loaned out by the Fund will not be treated as dividends eligible for the dividends received deduction.

Any dividends paid by the Fund that are attributable to distributions from REITs will not qualify for the corporate dividends-received deduction. Furthermore, dividends attributable to distributions from REITs will generally not qualify for the reduced tax rates applicable to certain Fund dividends paid to non-corporate shareholders (including individuals). However, dividends attributable to distributions from REITs (other than capital gain dividends, as defined in section 857(b)(3) of the Code, and qualified dividend income) may be

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treated by non-corporate shareholders as “qualified REIT dividends” and such shareholders generally may deduct 20% of the amount of qualified REIT dividends they receive from their taxable income under section 199A of the Code, if such shareholders meet the holding period requirements for their Fund shares, described in the next sentence, and the Fund satisfies similar holding period requirements for the REIT shares. The shareholder holding period requirements are met if the Fund shares are held by the shareholder for more than 45 days (taking into account the principles of section 246(c)(3) and (4) of the Code) during the 91-day period beginning on the date which is 45 days before the date on which such shares become ex-dividend with respect to such dividend, but only if and to the extent the shareholder is not under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Substitute payments received by the Fund representing qualified REIT dividends paid on REIT securities loaned out by the Fund will not be considered qualified REIT dividends, and distributions by the Fund of such substitute payments will not be eligible for the 20% deduction currently available for ordinary REIT dividends paid to non-corporate shareholders.

Certain types of income received by the Fund from its investment in mortgage REITs may cause the Fund to report some of its distributions as “excess inclusion income.” To Fund shareholders, such excess inclusion income would: (i) constitute taxable income, as “unrelated business taxable income”, for those shareholders who would otherwise be exempt from U.S. federal income tax, such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (ii) not be offset by current, carryforward or carryback net operating losses; (iii) not be eligible for reduced U.S. withholding for non-U.S. shareholders that otherwise would be eligible for reduced treaty rates or exemptions from U.S. withholding; and (iv) cause the Fund to be subject to tax if “disqualified organizations,” as defined by the Code, own shareholders in the Fund, in which case, the Fund may reduce distributions that would otherwise be made to such disqualified organizations by the amount of the tax so imposed. The Fund tries to avoid investing in mortgage REITs that are expected to generate excess inclusion income, but the Fund may not always be successful in doing so. Because information about a mortgage REIT’s investments may be inadequate or inaccurate, or because a mortgage REIT may change its investment program, the Fund may not be successful in avoiding the consequences described above. Avoidance of investments in mortgage REITs that generate excess inclusion income may require the Fund to forego otherwise attractive investment opportunities.

Distributions of net capital gains derived from sales of portfolio securities by the Fund, if any, and reported as capital gains distributions, are generally taxable to non-corporate shareholders at long-term capital gain rates, regardless of whether the shareholder has held the Fund’s shares for more than one year, and are not eligible for the dividends-received deduction for corporate shareholders. Distributions of gains realized on collectibles, such as gains on gold and silver bullion, held for one year or less, are taxable to a U.S. shareholder as short-term gains. Distributions of gains realized on collectibles held for greater than one year, to the extent properly reported as such by the applicable Fund, are taxable to non-corporate shareholders at a maximum 28% tax rate. Distributions in excess of the Fund’s earnings and profits will first reduce the adjusted tax basis of a shareholder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such shareholder (assuming the Fund shares are held as a capital asset). Shareholders will be notified annually as to the U.S. federal income tax status of distributions. After the close of each calendar year, the Fund will designate the portion of its distributions paid to shareholders constituting ordinary dividends, qualified dividend income, capital gain dividends, dividends eligible for the corporate dividends-received deduction, exempt-interest dividends, and returns of capital. Depending on the nature of the dividends, dividends are taxable to shareholders even if they are reinvested in additional shares of the Fund, and shareholders receiving such distributions will have a cost basis in each such share equal to the net asset value of a share of the Fund on the reinvestment date and will receive a report as to the net asset value of those shares.

As described above, the Fund may invest in MLPs. An MLP treated as a partnership for U.S. federal income tax purposes does not pay U.S. federal income tax at the partnership level, subject to the application of certain partnership audit rules. Rather, the Fund is required to take into account the Fund’s allocable share of the income, gains, losses, deductions, expenses and tax credits recognized by such MLP regardless of whether the MLP distributes cash to the Fund. Because the Fund may recognize income from an MLP in excess of the cash distributions received from the MLP, the Fund may be required to sell other securities or may have to use leverage in order to satisfy the distribution requirements to qualify as a RIC and to avoid U.S. federal income and excise taxes. Distributions to the Fund from an MLP that is treated as a partnership for U.S. federal income tax purposes are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest.

An MLP could be treated as a corporation for U.S. federal income tax purposes, generally based on the kinds of income generated by the MLP, in which case the MLP would be required to pay U.S. federal (and applicable state and local) income tax on its net income at the regular corporate rate. Taxation as a corporation of an MLP in which the Fund invests would result in a reduction of the value of the Fund’s investment in the MLP and, consequently, your investment in the Fund.

As noted above, to qualify as a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain specified sources. If an MLP treated as a partnership for U.S. federal income tax purposes is not a qualified PTP, the income of the MLP would be treated as qualifying income for purposes of the annual 90% gross income test only to the extent such income is attributable to items of income of the MLP that would be qualifying income if realized directly by the Fund. If an MLP treated as a partnership for U.S. federal income tax purposes is a qualified PTP, all of the net income derived from such qualified PTP would be qualifying income for

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purposes of the annual 90% gross income test. To qualify as a RIC, the Fund must also satisfy certain quarterly asset diversification tests. If an MLP treated as a partnership for U.S. federal income tax purposes is not a qualified PTP, in general, the Fund would look through to the underlying assets of the MLP for purposes of applying the quarterly asset diversification tests. If an MLP treated as a partnership for U.S. federal income tax purposes is treated as a qualified PTP, however, the quarterly asset diversification tests would be applied by treating such qualified PTP as the issuer of securities of such qualified PTP and there would be no look through to the underlying assets of such partnership. Additionally, under the quarterly asset diversification tests, no more than 25% of the value of the Fund’s assets may be invested in securities of one or more qualified PTPs at the end of each calendar quarter. MLPs in which the Fund invests generally are not obligated to disclose the contents of their portfolios on a regular basis. This lack of transparency may make it difficult to monitor the sources of the Fund’s income and the diversification of its assets to ensure that the Fund satisfies the annual 90% gross income test and the quarterly asset diversification tests.

Investments in MLPs treated as partnerships for U.S. federal income tax purposes may result in shareholders of the Fund being required to either request extensions to file their tax returns or file amended returns. Where the Fund invests in MLPs treated as partnerships for U.S. federal income tax purposes, the Fund will typically not receive its Schedule K-1 tax statements from the MLPs until after the date on which the Fund is required to mail Forms 1099 to its shareholders. Therefore, the Fund may need to send its shareholders corrected Forms 1099 after it receives Schedules K-1 from such MLPs, and this may require shareholders to file amended personal tax returns. Additionally, if the Fund invests in MLPs that are treated as partnerships for U.S. federal income tax purposes, it may be difficult to estimate the income from the MLPs prior to the Fund’s receipt of Schedules K-1 from the MLPs, for purposes of determining the amount the Fund is required to timely distribute each year to preserve its status as a RIC and to avoid becoming subject to federal income or excise tax.

Non-corporate shareholders who are direct holders of PTPs generally are eligible for a deduction of up to 20% of “qualified publicly traded partnership income.” The Fund will not be able to claim such a deduction in respect of income allocated to it by any MLPs or other PTPs in which it invests, and absent any additional guidance, the law does not allow the Fund to pass through to its non-corporate shareholders the special character of this income and to claim a deduction in respect of Fund dividends attributable to such income.

Certain investments by the Fund may affect the timing, character and amount of income and gain the Fund recognizes. Additionally, certain investments by the Fund may increase or accelerate the Fund’s recognition of income, including the recognition of taxable income in excess of the cash generated by such investments. Such income must be included in determining the amount of income which the Fund must distribute to maintain its status as a RIC and to avoid the imposition of U.S. federal income tax and the 4% excise tax. In such case, the Fund could be required to dispose of securities which it might otherwise have continued to hold or borrow to generate cash to satisfy its distribution requirements.

The Fund that invests in debt instruments that are at risk of or are in default may become subject to special tax issues regarding when the Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent it may take deductions for bad debts or worthless securities, how payments received on defaulted instruments should be allocated between principal and interest, and whether exchanges or modifications of debt instruments are taxable. These and other issues related to at-risk debt instruments also may affect the amount of income that the Fund is required to distribute to preserve its status as a RIC and to avoid becoming subject to federal income or excise tax.

The Fund’s gains and losses on the sale, lapse, or termination of options that it holds will generally have the same character as gains and losses from the sale of the security to which the option relates. If options written by the Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. The Fund also may have short-term capital gains and losses associated with closing transactions with respect to options written by the Fund. If call options written by the Fund are exercised, the selling price of the security to which the option relates is increased by the amount of the premium received by the Fund, and the character of the capital gain or loss on the sale of such security as long-term or short-term depends on the security’s holding period. Upon the exercise of a put held by the Fund, the premium initially paid for the put is offset against the amount received for the security sold pursuant to the put thereby decreasing any gain (or increasing any loss) realized on the sale. Generally, such gain or loss is capital gain or loss, the character of which as long-term or short-term depends on the holding period of the security. However, the purchase of a put option may be subject to the short sale rules or straddle rules for U.S. federal income tax purposes.

In general, gain or loss on a short sale is recognized when the Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the Fund’s hands. Except with respect to certain situations where the property used by the Fund to close a short sale has a long-term holding period on the date of the short sale, special rules would generally treat the gains on short sales as short-term capital gains. These rules also may terminate the running of the holding period of “substantially identical property” held by the Fund.

Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by the Fund for more than one year. Certain regulated futures, nonequity options, and foreign currency contracts

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in which the Fund may invest are “section 1256 contracts.” Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by the Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on December 31 of each year) are “marked-to-market” (that is, treated as sold at fair market value), resulting in unrealized gains or losses being treated as though they were realized.

Generally, the hedging transactions undertaken by the Fund (including, for example, the ownership of stocks and the sale of options) may result in “straddles” for U.S. federal income tax purposes. The straddle rules may cause certain gains to be treated as short-term rather than long-term and may cause certain losses to be treated as long-term rather than short-term. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized and certain interest expenses may be required to be capitalized. In addition, dividends, if any, on the stocks held as part of a straddle would not qualify for the lower rate generally applicable to “qualified dividend income.” The tax consequences to the Fund of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gains realized by the Fund which is taxed as ordinary income when distributed to shareholders. To the extent that the call options that the Fund writes on its portfolio securities are “qualified covered call options,” the holding of the call options and the underlying securities will generally not be treated as a “straddle” subject to the straddle rules except in the case of certain positions which are closed by the Fund in part at a loss in one year where gain is subsequently recognized by the Fund in a later year. In general, a “qualified covered call option” is an option that is written (sold) with respect to stock that is held or acquired by a taxpayer in connection with writing the option and that meets certain requirements, including that the option is exchange- traded or, if over-the-counter, meets certain IRS requirements, is granted more than 30 days prior to expiration, is not “deep-in-the- money” (within the meaning of section 1092 of the Code), is not granted by an options dealer (within the meaning of section 1256(g)(8) of the Code) in connection with the options dealer’s activity of dealing in options, and gain or loss with respect to such option is not ordinary income or loss. If the Fund owns stock and writes a qualified covered call option that is in-the-money (but not “deep-in-the- money”), certain losses may be treated as long-term rather than short-term and the holding period of the stock will not include any period during which the Fund is the grantor of the option thereby impacting the amount of income that can qualify for the lower rate applicable to “qualified dividend income.” The Fund may make one or more of the elections available under the Code which are applicable to straddles. If any of these Funds makes any of such elections, the amount, character and/or timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders in order for the Fund to satisfy the distribution requirements to qualify as a RIC and to avoid U.S. federal income and excise taxes, and which will be taxed to them as ordinary income or long-term capital gains, may be increased or decreased as compared to the Fund that did not engage in such hedging transactions.

Notwithstanding any of the foregoing, the Fund may recognize gain from a constructive sale of certain “appreciated financial positions” generally if the Fund enters into a short sale or offsetting notional principal contract with respect to, or a futures or a forward contract to deliver, the same or substantially identical property or, in the case of an appreciated financial position that is a short sale, an offsetting notional principal contract or a futures or forward contract, if the Fund acquires the same or substantially identical property as the underlying property for the position. Appreciated financial positions subject to this constructive sale treatment are interests (including options, forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions that are closed before the end of the 30th day after the end of the taxable year in which the transaction was entered into if the taxpayer holds the appreciated financial position throughout the 60 day period beginning on the date the transaction is closed and at no time during this 60 day period is the taxpayer’s risk of loss with respect to the appreciated financial position reduced by certain circumstances.

If the Fund has long-term capital gain from a “constructive ownership transaction” with respect to any financial asset, the amount of such gain which may be treated as long-term capital gain by the Fund is limited to the amount of such gain which the Fund would have recognized if it had been holding such financial asset directly, rather than through a constructive ownership transaction, with any gain in excess of this amount being treated as ordinary income. In addition, any such gain recharacterized as ordinary income is treated as having been realized ratably over the duration of such constructive ownership transaction grossed up by an interest charge when reported in the year recognized. A constructive ownership transaction includes holding a long position under a notional principal contract with respect to, or entering into a forward or futures contract to acquire certain financial assets, or both holding a call option and granting a put option with respect to certain financial assets where such options have substantially equal strike prices and substantially contemporaneous maturity dates.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency or determined with reference to one or more foreign currencies and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or loss. Similarly, on the disposition

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of debt securities denominated in a foreign currency or determined with reference to one or more foreign currencies gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition thereof also are treated as ordinary income or loss. Generally gains or losses with respect to forward contracts, futures contracts, options or similar financial instruments (other than section 1256 contracts) which are denominated in a foreign currency or determined by reference to the value of one or more foreign currencies are treated as ordinary gains or losses, as the case may be. These gains or losses, referred to under the Code as “section 988” gains or losses, may increase or decrease the amount of the Fund’s investment company taxable income to be distributed to its shareholders as ordinary income. However, in certain circumstances, it may be possible to make an election to treat such gains or losses as capital gains or losses or as subject to the rules applicable to section 1256 contracts, rather than subject to section 988 treatment. Furthermore, if section 988 losses exceed other investment company taxable income generated by the Fund during a taxable year, the Fund’s distributions for the taxable year (including distributions made before such section 988 losses were recouped) would be treated as a return of capital to the Fund’s shareholders (rather than as dividends), thereby reducing the basis of each shareholder’s Fund shares and potentially resulting in a capital gain for any shareholder receiving a distribution greater than such shareholder’s adjusted tax basis in Fund shares (assuming such shares are held as a capital asset).

The Fund may be subject to foreign withholding taxes on income and gains derived from its investments outside the United States. Such taxes would reduce the yield on the Fund’s investments. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of the Fund’s total assets at the close of any taxable year consists of stocks or securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign source income or foreign withholding taxes paid by the Fund that can be treated as income taxes under U.S. federal income tax principles, as respectively earned and paid by its shareholders. For any year that the Fund makes such an election, each of its shareholders will be required to include in computing its income its allocable share of such taxes paid by the Fund, and will be entitled, subject to certain limitations, to credit its share of such taxes against its U.S. federal income tax due, if any, or to deduct it (as an itemized deduction, in the case of individual shareholders) from its U.S. federal gross income, if any.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the amount of a shareholder’s U.S. federal income tax liability attributable to its foreign source taxable income. With respect to the Global Fund, the Overseas Fund and the Gold Fund, if such Fund is eligible to make the pass-through election described above and such election is in fact made, the source of the electing Fund’s income flows through to its shareholders. Certain gains from the sale of securities and certain foreign currency gains will not be treated as foreign source taxable income. In addition, this foreign tax credit limitation must be applied separately to certain categories of foreign source income; dividends from the Fund will be treated as either “passive category” or “general category” income for this purpose. As a consequence, some shareholders may not be able to claim a foreign tax credit for the full amount of their proportionate share of foreign taxes paid by the Fund. The foreign tax credit limitation rules do not apply to certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than “qualified passive income.” The foreign tax credit is disallowed with respect to foreign taxes withheld on dividends if the dividend paying shares are held by the Fund for less than 16 days (46 days in the case of preferred shares) during the 31-day period (91-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend. If the Fund is not eligible to make the pass-through election described above or such an election is not made, the foreign taxes it pays will reduce its income, if any, and distributions by the Fund will be treated as U.S. source income. Each shareholder will be furnished with a written statement as to whether, pursuant to the election described above, the creditable foreign taxes paid by the Fund will be treated as paid by its shareholders for that year and, if so, such statement will designate

(i)such shareholder’s portion of the creditable foreign taxes paid to foreign countries and (ii) the portion of the Fund’s dividends and distributions that represents income derived from sources within such foreign countries. Shareholders of an eligible Fund would be required to include their proportionate share of foreign taxes paid by the Fund in their U.S. income tax returns as gross income, treat such proportionate share as taxes paid by them, and either deduct such proportionate share of taxes in computing their taxable incomes or, alternatively, claim such amounts as foreign tax credits against their U.S. income taxes. An election to deduct foreign taxes instead of claiming foreign tax credits applies to all foreign taxes paid or accrued in the relevant taxable year. No deduction for foreign taxes may be claimed by noncorporate shareholders who do not itemize deductions. A U.S. nonresident individual or non-U.S. corporation may be subject to U.S. withholding taxes on the gross income resulting from an eligible Fund’s election described above, but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder.

Investments by the Fund in stock of certain foreign corporations which generate mostly passive income, or at least half of the assets of which generate such income (referred to as “passive foreign investment companies” or “PFICs”), are subject to special tax rules designed to prevent deferral of U.S. taxation of the Fund’s share of the PFIC’s earnings. In the absence of certain elections to report these earnings on a current basis, the Fund would be required to report certain “excess distributions” from, and any gain from the disposition of stock of, the PFIC as ordinary income. Such ordinary income would be allocated ratably to the Fund’s holding period for the stock. Any amounts allocated to prior taxable years would be taxable to the Fund at the highest rate of tax on ordinary income applicable in that year, increased by an interest charge at the rate prescribed for underpayments of tax, and the Fund would not be able to avoid such tax and interest charge by distributing the “excess distributions” and gain to the Fund’s shareholders. Amounts allocated to the year of the

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distribution or disposition would be included in the Fund’s net investment income for that year and, to the extent distributed as a dividend to the Fund’s shareholders, would not be taxable to the Fund.

The Fund may elect to mark to market its PFIC stock, resulting in the stock being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain and any gain from an actual disposition of the stock would be reported as ordinary income; any resulting loss and any loss from an actual disposition of the stock would be reported as ordinary loss to the extent of any net gains reported as ordinary income in prior years. Alternatively, the Fund may be able to make an election, known as a qualified electing fund (“QEF”) election, in lieu of being taxable in the manner described above, in which case the Fund will include annually in income its pro rata share of the ordinary earnings and net capital gain of the PFIC, regardless of whether it actually received any distributions from the PFIC. These amounts would be included in the Fund’s investment company taxable income and net capital gain which, to the extent distributed by the Fund as ordinary or capital gain dividends, as the case may be, would not be taxable to the Fund (but would be taxable to shareholders). In order to make a QEF election, the Fund would be required to obtain certain information from PFICs in which it invests, which in many cases may be difficult to obtain.

Upon the sale or other disposition of shares of the Fund, a shareholder may realize a capital gain or loss which may be eligible for reduced U.S. federal income tax rates, generally depending upon the shareholder’s holding period for the shares. Such gain or loss generally, subject to exceptions described below, will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. A redemption of shares by the Fund generally will be treated as a sale or exchange for these purposes. Any loss recognized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds a share for six months or less, any loss on a sale or exchange will be disallowed to the extent of the exempt- interest dividends the shareholder received, except in the case of a regular dividend paid by the Fund if the Fund declares exempt-interest dividends on a daily basis in an amount equal to at least 90% of its net tax-exempt interest and distributes such dividends on a monthly or more frequent basis. To the extent, if any, a loss is not disallowed, it generally will be treated as a long-term capital loss to the extent of any distributions received by the shareholder with respect to such shares that are treated as long-term capital gains. No gain or loss will be recognized by the Fund shareholder on the conversion or exchange of a class of shares in the Fund to a different class of shares in the same Fund. A shareholder’s tax basis in the class of Fund shares acquired will be the same as such shareholder’s basis in the class of Fund shares converted, and the holding period in the class of Fund shares acquired will include the holding period for the converted Fund shares.

Under certain circumstances, the sales charge incurred in acquiring shares of the Fund may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies if shares of the Fund are exchanged within 90 days after the date they were purchased and the new shares are acquired without a sales charge or at a reduced sales charge prior to January 31 of the calendar year following the date of disposition of the original shares. In that case, the gain or loss recognized on the exchange will generally be determined by excluding from the tax basis of the shares exchanged the sales charge that was imposed on the acquisition of those shares to the extent of such reduction to the sales charge upon the exchange. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred the initial sales charge. The portion of the initial sales charge that is excluded from the basis of the exchanged shares is instead treated as an amount paid for the new shares.

Certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Fund and net gains from the disposition of shares of the Fund. Exempt-interest dividends from the Fund are generally not included in net investment income for purposes of this tax. U.S. shareholders are urged to consult their own tax advisers regarding the implications of the additional Medicare tax resulting from an investment in the Fund.

The Fund may be required to withhold U.S. federal income tax currently at the rate of 24% from all distributions and gross sale proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or otherwise fail to comply with the applicable requirements of the backup withholding rules. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be allowed as a refund or a credit against the shareholder’s U.S. federal income tax liability, provided that the required information is timely furnished to the IRS.

If the Fund invests in underlying RICs, distributions of short-term capital gains by such underlying RICs would be recognized as ordinary income by the Fund and would not be able to be offset by the Fund’s capital losses or capital loss carryforwards (if any). Losses of an underlying RIC would not offset any income or gain of the Fund. Losses realized by the Fund on the sale of shares of underlying RICs may be indefinitely or permanently deferred under the wash sale rules. Each of these effects is caused by the Fund’s investment in the underlying RICs and may result in tax distributions to Fund shareholders being of higher magnitudes.

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Taxation of a shareholder who, as to the United States, is a nonresident alien individual or foreign corporation (“foreign shareholder”), depends on whether the income from the Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends paid by the Fund to the foreign shareholder generally will be subject to a 30% U.S. withholding tax under existing provisions of the Code unless a reduced rate of withholding is provided under an applicable tax treaty and the foreign shareholder provides the Fund in a timely manner with a properly completed and valid IRS Form W-8BEN or IRS Form W-8BEN-E (or successor form) claiming an exemption from, or a reduced rate of, U.S. withholding tax under the tax treaty. However, subject to certain limitations “interest-related dividends” and “short-term capital gain dividends” paid by the Fund to a foreign shareholder and properly reported as such are eligible for an exemption from U.S. withholding tax. Interest-related dividends generally are dividends derived from certain interest income earned by the Fund that would not be subject to U.S. withholding tax if earned by a foreign shareholder directly. Short-term capital gain dividends generally are dividends derived from the excess of the Fund’s net short-term capital gains over net long-term capital losses. The Fund does not intend to report interest-related or short-term capital gain dividends. Except as described below, a foreign shareholder would generally be exempt from U.S. federal income tax, including withholding tax, on gains realized on the sale of shares of the Fund or “capital gain dividends” paid by the Fund unless the foreign shareholder is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year. In order to qualify for this exemption from withholding, a foreign shareholder generally will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, IRS FormW-8BEN-E or substitute Form). Foreign shareholders are urged to consult their own tax advisers concerning the applicability of U.S. withholding tax.

If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then any dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations, and, if the foreign shareholder is a corporation, the shareholder may be subject to an additional “branch profits tax” imposed at the rate of 30% (or lower applicable treaty rate). In the case of foreign noncorporate shareholders, the Fund may be required to withhold backup withholding taxes at the applicable rate on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

Under legislation known as “FATCA” (the Foreign Account Tax Compliance Act), and applicable “intergovernmental agreements” entered into thereunder, distributions paid by the Fund to “foreign financial institutions” and certain other foreign entities will be subject to U.S. withholding tax at a rate of 30% unless various certification, information reporting, due diligence and other applicable requirements (different from, and in addition to, those described above) are satisfied. In general, no such withholding will occur with respect to a U.S. person or non-U.S. individual that timely provides the Fund with a valid IRS Form W-9 or applicable W-8, respectively. Payments that are taken into account as effectively connected income are not subject to these withholding rules. Foreign shareholders should consult their own tax advisers regarding FATCA and the application of these requirements to their investments in the Fund.

Special rules may apply to foreign shareholders receiving the Fund distribution if at least 50% of the Fund’s assets consist of United States real property interests (as defined in Section 897(c)(1) of the Code), including certain REITs and other United States real property holding corporations (as defined in Section 897(c)(2) of the Code), at any time during the five-year period ending on the date of the distribution. Fund distributions that are attributable to gain from the disposition of a United States real property interest will be taxable as ordinary dividends and subject to withholding at a 30% or lower treaty rate if the foreign shareholder held no more than 5% of the Fund’s shares at all times during the one-year period ending on the date of the distribution. If the foreign shareholder held at least 5% of the Fund’s shares at any time during the one-year testing period, the distribution would be treated as income effectively connected with a trade or business within the U.S. and the foreign shareholder would be subject to withholding tax at a rate of 21% and would generally be required to file a U.S. federal income tax return. The distribution also may be subject to a 30% branch profits tax if the foreign shareholder is a corporation. Similar consequences would generally apply to a foreign shareholder’s gain on the sale of Fund shares unless the Fund is domestically controlled (meaning that more than 50% of the value of the Fund’s shares is held by U.S. shareholders at all times during the five-year testing period ending on the date of the sale) or the foreign shareholder owns no more than 5% of the Fund’s shares at all times during the five-year testing period ending on the date of the sale. A foreign shareholder may also be subject to certain “wash sale” rules to prevent the avoidance of the tax filing and payment obligations discussed above through the sale and repurchase of Fund shares. Foreign shareholders are urged to consult their own tax advisors concerning the particular tax consequences to them of an investment in the Fund.

Since, at the time of an investor’s purchase of the Fund’s shares, a portion of the per share net asset value by which the purchase price is determined may be represented by realized or unrealized appreciation in the Fund’s portfolio or undistributed income of the Fund, subsequent distributions (or a portion thereof) on such shares may economically represent a return of capital. However, such a subsequent distribution may be taxable to such investor even if the net asset value of the investor’s shares is, as a result of the distributions, reduced below the investor’s cost for such shares. Prior to purchasing shares of the Fund, an investor should carefully consider such tax liability which may be incurred by reason of any subsequent distributions of net investment income and capital gains.

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Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions and redemptions of Fund shares. Also, the tax consequences to a shareholder of an investment in the Fund may be different from those described above. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

Information on European Union Tax Reclaims

Certain Funds have filed claims pursuant to Article 63 of the Treaty on the Functioning of the European Union (Article 63 EU Tax Reclaims) to recover foreign withholding taxes on dividend and interest income received from issuers in certain countries and capital gains on the disposition of stocks or securities where such withholding tax reclaim is possible. Whether or when the Funds will receive a withholding tax refund is within the control of the tax authorities in such countries and European courts. Certain Funds elected to treat foreign source income or foreign withholding taxes paid by the Fund as income taxes earned and paid by the shareholder, which potentially reduced the shareholders U.S. federal income taxes, and may result in an offsetting tax liability to the Fund if the Article 63 EU Tax Reclaims are received. Any additional amounts to which the Funds may be entitled, if and when recorded, likely would result in an increase in the net asset value per share of the applicable Fund at that time, net of any tax liability of the relevant Fund as a result of the Article 63 EU Tax Reclaims amount. Article 63 EU Tax Reclaims amounts received by the Fund will be treated as income and may increase distributions to shareholders..

ADDITIONAL INFORMATION

Fund Shares

As a Delaware statutory trust, the Trust need not hold regular annual shareholder meetings and, in the normal course, does not expect to hold such meetings. The Trust, however, must hold shareholder meetings for such purposes as, for example: (1) approving certain agreements as required by the 1940 Act; (2) changing fundamental investment objectives, policies, and restrictions of the Fund; and (3) filling vacancies on the Board of Trustees of the Trust in the event that less than a majority of the Trustees were elected by shareholders. Under the Trust’s Second Amended and Restated Agreement and Declaration of Trust dated February 26, 2019 (“Declaration of Trust”), each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation, or removal. Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders. Therefore, the Trust expects that there will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders or unless matters arise requiring a vote of shareholders under the Declaration of Trust or the 1940 Act. At such time, the Trustees then in office will call a shareholders meeting. In addition, holders of record of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee from office by a vote cast in person or by proxy at a shareholder meeting called for that purpose at the request of holders of 10% or more of the outstanding shares of the Trust. The Fund has the obligation to assist in such shareholder communications. Except as set forth above, Trustees will continue in office and may appoint successor Trustees.

The Declaration of Trust authorizes the Trustees to issue an unlimited number of shares, which are units of beneficial interest, with a par value of $0.001 per share. The Declaration of Trust authorizes the Trustees to divide or re-divide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more aspects their respective preferences, conversion, or other rights, voting power, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Trustees may grant in their discretion. When issued for payment as described in the Prospectus and this SAI, the Trust’s shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, shares of the Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective series, of any general assets not belonging to any particular series that are available for distribution. The Board may classify and reclassify the shares of the Fund into classes of shares at a future date.

Fund shareholders are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote (“share-based voting”). Alternatively (except where the 1940 Act requires share-based voting), the Trustees in their discretion may determine that shareholders are entitled to one vote per dollar of NAV (with proportional voting for fractional dollar amounts). Shareholders of all series and classes will vote together as a single class on all matters except (1) when required by the 1940 Act or when the Trustees have determined that a matter affects one or more series or classes materially differently, shares shall be voted by individual series or class; and (2) when the Trustees have determined that the matter affects only the interests of a particular series or class, then only shareholders of such series or class shall be entitled to vote thereon.

There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders’ meeting for the election of Trustees. A meeting shall be held for such purpose upon the written request of the holders of not less than one-third of the outstanding shares. Upon written request by ten or more shareholders of record meeting the qualifications of Section 16(c) of the 1940 Act, (i.e., persons who have been shareholders of record for at least six months, and who hold shares having an NAV of at least $25,000

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or constituting 1% of the outstanding shares, whichever is less) stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

The Declaration of Trust permits the Trustees to take certain actions without obtaining shareholder approval, if the Trustees determine that doing so would be in the best interests of shareholders. These actions include: (a) reorganizing the Fund with another investment company or another series of the Trust; (b) liquidating the Fund; (c) restructuring the Fund into a “master/feeder” structure, in which the Fund (the “feeder”) would invest all of its assets in a separate “master” fund; and (d) amending the Declaration of Trust, unless shareholder consent is required by law.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares, as defined under the 1940 Act, of the series affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of the Fund will be required in connection with a matter, the Fund will be deemed to be affected by a matter unless it is clear that the interests of the Fund and any other series in the matter are identical, or that the matter does not affect any interest of other series of the Trust. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to the Fund only if approved by a majority of the outstanding shares of the Fund. However, Rule 18f-2 also provides that the ratification of independent accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting without regard to series.

How to Purchase Shares

Shares are purchased and sold in the secondary market through brokers at market prices and may be subject to brokerage commissions. Only Authorized Participants may purchase or redeem Creation Units directly with the Fund, as described in the Prospectus and this SAI. The Fund does not impose mutual-fund Class A/Class C sales loads.

Financial Statements

The audited financial statements, financial highlights, related notes and independent registered public accounting firm's report for predecessor Diamond Hill Large Cap Concentrated ETF for the year ended December 31, 2025, included in Diamond Hill Funds Form N-CSR filed February 20, 2026 (Accession No. 0001398344-26-003421), and its unaudited financial statements, financial highlights and notes for the six months ended June 30, 2026, included in Form N-CSRS filed August 26, 2026 (Accession No. 0001398344-26- 015628), are incorporated by reference into this SAI. The historical financial highlights include predecessor mutual-fund Class Y history before the September 26, 2025 ETF conversion. The acquiring Fund has not commenced operations.

The Fund’s N-CSR filing includes the financial statements referenced above and is available without charge upon request by calling the Fund at [].

[The Trust Instrument provides for separate series and classes established by the Trustees from time to time, an unlimited number of shares of each series and class, and Trustee authority to determine the rights and preferences of the shares. Each share has a par value of $0.001.

Except when a larger quorum is required by federal law, including the 1940 Act, shares representing one-third of the total combined votes of the Trust or applicable series or class constitute a quorum. Trustees are elected by a plurality of votes cast; ordinary matters are decided by a majority of votes cast, subject to a different vote required by the Trust Instrument, By-Laws or federal law. The chairman may adjourn a meeting without a shareholder vote. The Trust Instrument and By-Laws do not provide for annual shareholder meetings. Shareholders may require a special meeting only to the extent required by federal law, including the 1940 Act.

Action without a meeting requires the written consent of all shareholders entitled to vote on the matter, with the consents filed with the records of shareholder meetings. Such consent is treated as a vote taken at a meeting.

The Trustees may fix a meeting record date not more than 90 days before the meeting. Notice is generally given at least ten days before the meeting, or such other number of days as the Board determines, subject to applicable federal and Delaware law.

Trustees may be removed at a shareholder meeting by shareholders owning at least two-thirds of the outstanding shares of the Trust. A Trustee may also be removed by written instrument signed by at least two-thirds of the number of Trustees before the removal.

The Trustees may amend or supplement the Trust Instrument without a shareholder vote, except that shareholders may vote on an amendment to the extent required by federal law, including the 1940 Act, or the registration statement, and on an amendment submitted to them by the Trustees. Amendments to the Trustee-removal provision require a two-thirds vote of the Trustees. Amendments may not limit indemnification or insurance rights for prior acts or omissions.

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Termination and Reorganization. The Trustees may dissolve, liquidate and terminate the Trust or a series or class without shareholder approval. Mergers and consolidations require a majority of the Trustees and any shareholder vote required by the 1940 Act. Dispositions of all or substantially all assets are subject to the approvals required by applicable law and the Trust Instrument. The Trust Instrument also permits alternative transaction steps when assets cannot legally be transferred, subject to the 1940 Act.

Trustee Committees and Vacancies. The Trustees may establish committees and delegate powers to them. Remaining Trustees may fill vacancies to the extent consistent with the 1940 Act. Designation as a chair, committee member or expert does not impose a higher standard of care or diminish indemnification rights.

Distributions, Redemptions and Records. The Trustees determine dividends and distributions, which may be in cash, securities or other property, subject to applicable federal law. They may require redemption for reasons specified in the Trust Instrument, including failure to meet investment or identification requirements, failure to pay for shares, or concentrated ownership that could affect regulated investment company status. A copy of the Trust Instrument and amendments is available for shareholder inspection at the Trust's office; other account and book inspection is subject to the By-Laws and Trustee determinations.]

Shareholder and Trustee Liability

[Shareholders have the same limitation of personal liability under Delaware statutory law as shareholders of a private Delaware corporation for profit. A shareholder or former shareholder exposed to liability solely by reason of being or having been a shareholder, and not because of that person's acts or omissions or another reason, is entitled to indemnification from the assets of the applicable series against the resulting loss and expense.

The Trust Instrument limits Trustee liability, but does not protect a Trustee from liability to the Trust or shareholders for willful misfeasance, bad faith, gross negligence or reckless disregard of duties. Trustees and persons serving at the Trust's request in specified capacities are indemnified to the fullest extent permitted by law, except to the extent prohibited by applicable federal law. The Trust Instrument also provides that, except as required by applicable federal law, including the 1940 Act, a Trustee owes no fiduciary duty to the Trust or any shareholder; Trustees act in their subjective belief that their actions are in, or not opposed to, the Trust's best interests. These provisions restrict or eliminate other duties and liabilities and replace them with those specified in the Trust Instrument.

Derivative Actions Brought by Shareholders

Subject to applicable law, a derivative action requires a prior written demand to the Board, at least three complaining shareholders who are unaffiliated and unrelated by blood or marriage, and participation by at least 10% of the shareholders of the Trust or affected series or class. Neither the three-shareholder requirement nor the 10% joinder requirement applies to derivative claims under federal securities law. Trustees who are not interested persons consider the demand within 90 calendar days and determine whether maintaining suit is in the best interests of the Trust or affected series or class.

Forum and Jury-Trial Provisions

Covered shareholder claims must be brought in the Delaware Court of Chancery or, if it lacks subject-matter jurisdiction, the Delaware Superior Court. Federal securities-law claims must be brought in a U.S. federal district court unless the Trust agrees in writing to another forum. The jury-trial waiver applies to proceedings in the Delaware Superior Court, to the fullest extent permitted by law. A shareholder bringing an action in a different forum without consent must reimburse the Trust and its officers or Trustees for expenses of a successful motion enforcing the forum provision, subject to applicable law.]

Disclosure of Portfolio Holdings

The Board has adopted policies and procedures with respect to the disclosure of the Fund’s portfolio holdings by the Fund, the Adviser, or their affiliates. These policies and procedures provide that the Fund’s portfolio holdings information generally may not be disclosed to any party prior to the information becoming public. Certain limited exceptions are described below. These policies and procedures apply to disclosures to all categories of persons, including individual investors, institutional investors, intermediaries who sell shares of the Fund, third parties providing services to the Fund (accounting agent, print vendors, etc.), rating and ranking organizations (Lipper, Morningstar, etc.) and affiliated persons of the Fund.

The Trust’s Chief Compliance Officer is responsible for monitoring the Fund’s compliance with these policies and procedures, and for providing regular reports (at least annually) to the Board regarding the adequacy and effectiveness of the policy and recommend changes, if necessary.

Public Disclosure

The Fund's annual and semiannual financial statements, including complete schedules of portfolio holdings, are filed with the SEC on Form N-CSR and are available on the Fund's website and without charge upon request. The Fund also reports portfolio information on Form N-PORT; the publicly available portions are accessible through the SEC's website. The tailored shareholder reports are sent to shareholders but do not contain the complete financial statements and schedules of investments.

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Before the opening of regular trading on each Fund's primary listing exchange on each business day, the Fund discloses on its publicly available website the portfolio holdings that will form the basis of the next calculation of its net asset value per share. The disclosed holdings are those as of the close of business on the prior business day.

Non-Public Disclosures

The Adviser may authorize the disclosure of non-public portfolio holdings information under certain limited circumstances. The Fund’s policies provide that non-public disclosures of the Fund’s portfolio holdings may only be made if: (i) the Fund has a “legitimate business purpose” (as determined by the President of the Trust) for making such disclosure; and (ii) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information and describes any compensation to be paid to the Fund or any “affiliated person” of the Adviser or Distributor, including any arrangement to maintain assets in the Fund or in other investment companies or accounts managed by the Adviser or by any “affiliated person” of the Adviser or Distributor.

The Adviser will consider any actual or potential conflicts of interest between the Adviser and the Fund’s shareholders and will act in the best interest of the Fund’s shareholders with respect to any such disclosure of portfolio holdings information. If a potential conflict can be resolved in a manner that does not present detrimental effects to Fund shareholders, the Adviser may authorize release of portfolio holdings information. Conversely, if the potential conflict cannot be resolved in a manner that does not present detrimental effects to Fund shareholders, the Adviser will not authorize such release.

Ongoing Arrangements to Disclose Portfolio Holdings

As previously authorized by the Board and/or the Trust’s executive officers, the Fund periodically discloses non-public portfolio holdings on a confidential basis to various service providers that require such information in order to assist the Fund in its day-to-day operations, as well as public information to certain ratings organizations. These entities are described in the following table. The table also includes information as to the timing of these entities receiving the portfolio holdings information from the Fund. In none of these arrangements does the Fund or any “affiliated person” of the Adviser or Distributor receive any compensation, including any arrangement to maintain assets in the Fund or in other investment companies or accounts managed by the Adviser or by any “affiliated person” of the Adviser or Distributor.

Type of Service	Name of	Service
Provider	Provider		Timing of Release of Portfolio Holdings Information

These service providers are required to keep all non-public information confidential and are prohibited from trading based on the information or otherwise using the information, except as necessary in providing services to the Fund.

There is no guarantee that the Fund’s policies on use and dissemination of holdings information will protect the Fund from the potential misuse of holdings by individuals or firms in possession of such information.

Expenses

Unless agreed upon otherwise with a third party, all expenses incurred in administration of the Fund will be charged to a particular Fund, including investment management fees; fees and expenses of the Board; interest charges; taxes; brokerage commissions; expenses of valuing assets; expenses of continuing registration and qualification of the Fund and the shares under federal and state law; share issuance expenses; fees and disbursements of independent accountants and legal counsel; fees and expenses of custodians, including, transfer agents and shareholder account servicing organizations; expenses of preparing, printing and mailing prospectuses, reports, proxies, notices and statements sent to shareholders; expenses of shareholder meetings; costs of investing in underlying funds; and insurance premiums. The Fund is also liable for nonrecurring expenses, including litigation to which they may from time to time be a party. Expenses incurred for the operation of a particular Fund, including the expenses of communications with its shareholders, are paid by the Fund.

Legal Counsel

[-], serves as counsel to the Trust.

Independent Registered Public Accounting Firm

[ ], independent registered public accounting firm, provided audit services, tax return review services, and assistance and consultation with respect to filings with the SEC for the fiscal year ended [ ].

Custody of Portfolio

State Street Bank and Trust Company will serve as custodian.

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Contractual Arrangements

The Fund is party to contractual arrangements with various parties who provide services to the Fund, including the Adviser, the Distributor, the custodian, and the transfer agents, among others. Fund shareholders are not parties to, or intended (“third party”) beneficiaries of, any such contractual arrangements, and such contractual arrangements are not intended to create in any individual investor or group of investors any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Fund. Also, while the Prospectus and this Statement of Additional Information describe pertinent information about the Trust and the Fund, neither the Prospectus nor this Statement of Additional Information represents a contract between the Trust or the Fund and any shareholder or any other party.

Miscellaneous

As used in the Prospectus and in this SAI, “assets belonging to the Fund” (or “assets belonging to the Fund”) means the consideration received by the Trust upon the issuance or sale of shares of the Fund, together with all income, earnings, profits and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments and any funds or payments derived from any reinvestment of such proceeds and any general assets of the Trust, which general liabilities and expenses are not readily identified as belonging to a particular series that are allocated to that series by the Trustees. The Trustees may allocate such general assets in any manner they deem fair and equitable. It is anticipated that the factor that will be used by the Trustees in making allocations of general assets to a particular series will be the relative NAV of each respective series at the time of allocation. Assets belonging to a particular series are charged with the direct liabilities and expenses in respect of that series and with a share of the general liabilities and expenses of each of the series not readily identified as belonging to a particular series, which are allocated to each series in accordance with its proportionate share of the NAVs of the Trust at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Trust to a particular series will be determined by the Trustees and will be in accordance with generally accepted accounting principles. Determinations by the Trustees as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular series are conclusive.

As used in the Prospectus and in this SAI, a “vote of a majority of the outstanding shares” of the Fund means the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are represented in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

The Prospectus and this SAI are not an offering of the securities described in these documents in any state in which such offering may not lawfully be made. No salesperson, dealer, or other person is authorized to give any information or make any representation other than those contained in a Prospectus and this SAI.

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APPENDIX A

Description of Security Ratings

Set forth below are descriptions of the relevant ratings of some of the NRSROs. These NRSROs and the descriptions of the ratings are as of the date of this SAI and may subsequently change.

Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. In addition, rating agencies may fail to make timely changes to credit ratings in response to subsequent events and a rating may become stale in that it fails to reflect changes in an issuer’s financial condition.

Moody’s Investors Service, Inc. (“Moody’s”)

Global Long-Term Ratings. Ratings assigned on Moody’s global long-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Moody’s defines credit risk as the risk that an entity may not meet its contractual financial obligations as they come due and any estimated financial loss in the event of default or impairment. The contractual financial obligations addressed by Moody’s ratings are those that call for, without regard to enforceability, the payment of an ascertainable amount, which may vary based upon standard sources of variation (e.g., floating interest rates), by an ascertainable date. Moody’s rating addresses the issuer’s ability to obtain cash sufficient to service the obligation, and its willingness to pay. Moody’s ratings do not address non-standard sources of variation in the amount of the principal obligation (e.g., equity indexed), absent an express statement to the contrary in a press release accompanying an initial rating. Long-term ratings are assigned to issuers or obligations with an original maturity of 11 months or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. The following describes the global long- term ratings by Moody’s.

Aaa — Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa — Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa — Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba — Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B — Obligations rated B are considered speculative and are subject to high credit risk.

Caa — Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca — Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C — Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Medium-Term Note Program Ratings. Moody’s assigns provisional ratings to medium-term note (MTN) or similar programs and definitive ratings to the individual debt securities issued from them (referred to as drawdowns or notes). MTN program ratings are intended to reflect the ratings likely to be assigned to drawdowns issued from the program with the specified priority of claim (e.g. senior or subordinated). To capture the contingent nature of a program rating, Moody’s assigns provisional ratings to MTN programs. A provisional rating is denoted by a (P) in front of the rating.

The rating assigned to a drawdown from a rated MTN or bank/deposit note program is definitive in nature, and may differ from the program rating if the drawdown is exposed to additional credit risks besides the issuer’s default, such as links to the defaults of other issuers, or has other structural features that warrant a different rating. In some circumstances, no rating may be assigned to a drawdown.

Moody’s encourages market participants to contact Moody’s Ratings Desks or visit moodys.com directly if they have questions regarding ratings for specific notes issued under a medium-term note program. Unrated notes issued under an MTN program may be assigned an NR (not rated) symbol.

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Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.

Global Short-Term Ratings. Ratings assigned on Moody’s global short-term rating scales are forward-looking opinions of the relative credit risk of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Short-term ratings are assigned to obligations with an original maturity of 13 months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1. — Ratings of Prime-1 reflect a superior ability to repay short-term obligations.

P-2. — Ratings of Prime-2 reflect a strong ability to repay short-term obligations.

P-3. — Ratings of Prime-3 reflect an acceptable ability to repay short-term obligations.

NP. — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Speculative Grade Liquidity Ratings. Moody’s Speculative Grade Liquidity Ratings are opinions of an issuer’s relative ability to generate cash from internal resources and the availability of external sources of committed financing, in relation to its cash obligations over the coming 12 months. Speculative Grade Liquidity Ratings will consider the likelihood that committed sources of financing will remain available. Other forms of liquidity support will be evaluated and consideration will be given to the likelihood that these sources will be available during the coming 12 months. Speculative Grade Liquidity Ratings are assigned to speculative grade issuers that are by definition Not Prime issuers.

SGL-1 — Issuers rated SGL-1 possess very good liquidity. They are most likely to have the capacity to meet their obligations over the coming 12 months through internal resources without relying on external sources of committed financing.

SGL-2 — Issuers rated SGL-2 possess good liquidity. They are likely to meet their obligations over the coming 12 months through internal resources but may rely on external sources of committed financing. The issuer’s ability to access committed sources of financing is highly likely based on Moody’s evaluation of near-term covenant compliance.

SGL-3 — Issuers rated SGL-3 possess adequate liquidity. They are expected to rely on external sources of committed financing. Based on its evaluation of near-term covenant compliance, Moody’s believes there is only a modest cushion, and the issuer may require covenant relief in order to maintain orderly access to funding lines.

SGL-4 — Issuers rated SGL-4 possess weak liquidity. They rely on external sources of financing and the availability of that financing is, in Moody’s opinion, highly uncertain.

U.S. Municipal Short-Term Debt and Demand Obligation Ratings. Moody’s uses the global short-term Prime rating scale for commercial paper issued by U.S. municipalities and nonprofits. These commercial paper programs may be backed by external letters of credit or liquidity facilities, or by an issuer’s self-liquidity. For other short-term municipal obligations, Moody’s uses one of two other short-term rating scales the Municipal Investment Grade (MIG) and Variable Municipal Investment Grade (VMIG) scales discussed below.

The MIG scale is used for U.S. municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less. Under certain circumstances, the MIG scale is used for bond anticipation notes with maturities of up to five years.

MIG-1. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG-2. This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG-3. This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

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SG. This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

VMIG Ratings. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The components are a long-term rating and a short-term demand obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interest payments. The short-term demand obligation rating addresses the ability of the issuer or the liquidity provider to make payments associated with the purchase-price-upon-demand feature (“demand feature”) of the VRDO. The short-term demand obligation rating uses the VMIG scale. VMIG ratings with liquidity support use as an input the short-term Counterparty Risk Assessment of the support provider, or the long-term rating of the underlying obligor in the absence of third-party liquidity support. Transitions of VMIG ratings of demand obligations with conditional liquidity support differ from transitions on the Prime scale to reflect the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.

For VRDOs, Moody’s typically assigns the VMIG short-term demand obligation rating if the frequency of the demand feature is less than every three years. If the frequency of the demand feature is less than three years but the purchase price is payable only with remarketing proceeds, the short-term demand obligation rating is “NR.”

Industrial development bonds in the United States where the obligor is a corporate may carry a VMIG rating that reflects Moody’s view of the relative likelihood of default and loss. In these cases, liquidity assessment is based on the liquidity of the corporate obligor.

VMIG-1. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections.

VMIG-2. This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections.

VMIG-3. This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections.

SG. This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural or legal protections.

S&P Global Ratings

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term issue credit ratings are generally assigned to those obligations considered short-term in the relevant market, typically with an original maturity of no more than 365 days. Short-term issue credit ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. S&P Global Ratings would typically assign a long-term issue credit rating to an obligation with an original maturity of greater than 365 days. However, the ratings assigned by S&P Global Ratings to certain instruments may diverge from these guidelines based on market practices. Medium- term notes are assigned long-term ratings.

Long-Term Issue Credit Ratings. Issue credit ratings are based, in varying degrees, on S&P Global Ratings analysis of the following considerations:

▪The likelihood of payment—the capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

▪The nature of and provisions of the financial obligation, and the promise imputed by S&P Global Ratings; and

▪The protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

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An issue rating is an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA— An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA— An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB— An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB, B, CCC, CC, and C — Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB— An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B — An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC— An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC— An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C — An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D — An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

NR — This indicates that a rating has not been assigned or is no longer assigned.

Plus (+) or minus (-) — Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Short-Term Issue Credit Ratings. The following describes S&P Global Ratings’ short-term issue credit ratings.

A-1 — A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

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A-2 — A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3 — A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitment on the obligation.

B — A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C — A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D — A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

Municipal Short-Term Note Ratings. The following describes Standard & Poor’s Municipal Short-Term Note Ratings.

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:

▪Amortization schedule — the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

▪Source of payment — the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

SP-1. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2. Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3. Speculative capacity to pay principal and interest.

D. Assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Active Qualifiers

S&P Global Ratings uses the following qualifiers that limit the scope of a rating. The structure of the transaction can require the use of a qualifier such as a ‘p’ qualifier, which indicates the rating addresses the principal portion of the obligation only. A qualifier appears as a suffix and is part of the rating.

Federal deposit insurance limit: ‘L’ qualifier — Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

Principal: ‘p’ qualifier — This suffix is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ suffix indicates that the rating addresses the principal portion of the obligation only and that the interest is not rated.

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Preliminary ratings: ‘prelim’ qualifier — Preliminary ratings, with the ‘prelim’ suffix, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by S&P Global Ratings of appropriate documentation. S&P Global Ratings reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating.

▪Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.

▪Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation, and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or post-bankruptcy issuer as well as attributes of the anticipated obligation(s).

▪Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in S&P Global Ratings’ opinion, documentation is close to final. Preliminary ratings may also be assigned to the obligations of these entities.

▪Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing, or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, S&P Global Ratings would likely withdraw these preliminary ratings.

▪A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

Termination structures: ‘t’ qualifier — This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

Counterparty instrument rating: ‘cir’ qualifier — This symbol indicates a counterparty instrument rating (CIR), which is a forward- looking opinion about the creditworthiness of an issuer in a securitization structure with respect to a specific financial obligation to a counterparty (including interest rate swaps, currency swaps, and liquidity facilities). The CIR is determined on an ultimate payment basis; these opinions do not take into account timeliness of payment.

Fitch Ratings, Inc. (“Fitch”)

International Long-Term Ratings

Investment Grade

AAA— Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA— Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A— High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB— Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

Speculative Grade

BB— Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists that supports the servicing of financial commitments.

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B — Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC— Substantial credit risk. Very low margin for safety. Default is a real possibility.

CC— Very high levels of credit risk. Default of some kind appears probable.

C — Near default. A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a ‘C’ category rating for an issuer include:

▪The issuer has entered into a grace or cure period following non-payment of a material financial obligation;

▪The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation;

▪The formal announcement by the issuer or their agent of a distressed debt exchange;

▪A closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent.

RD — Restricted default. ‘RD’ ratings indicate an issuer that in Fitch’s opinion has experienced:

▪An uncured payment default or distressed debt exchange on a bond, loan, or other material financial obligation but

▪Has not entered into bankruptcy filings, administration, receivership, liquidation, or other formal winding-up procedure, and

▪Has not otherwise ceased operating. This would include:

▪The selective payment default on a specific class or currency of debt;

▪The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

▪The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or ordinary execution of a distressed debt exchange on one or more material financial obligations.

D — Default. ‘D’ ratings indicate an issuer that in Fitch’s opinion has entered into bankruptcy filings, administration, receivership, liquidation, or other formal winding-up procedure or that has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default, categorized under ‘C,’ typically refers to the occasion where a payment default has been intimated by the issuer and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

International Short-Term Ratings. The following describes Fitch’s two highest short-term ratings:

F1. Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2. Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

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Notes to Long- and Short-term ratings:

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to ‘AAA’ ratings and ratings below the ‘CCC’ category. For the short-term rating category of ‘F1,’ a ‘+’ may be appended.

Withdrawn —The rating has been withdrawn and the issue or issuer is no longer rated by Fitch. Ratings that have been withdrawn will be indicated by the symbol ‘WD.’

Rating Watch — Rating Watches indicate that there is a heightened probability of a rating change and the likely direction of such a change. These are designated as “Positive,” indicating that a rating could stay at its present level or potentially be upgraded, “Negative,” to indicate that the rating could stay at its present level or potentially be downgraded, or “Evolving” if ratings may be raised, lowered, or affirmed. However, ratings can be raised or lowered without being placed on Rating Watch first.

A Rating Watch is typically event-driven and, as such, it is generally resolved over a relatively short period. The event driving the Watch may be either anticipated or have already occurred, but in both cases, the exact rating implications remain undetermined. The Watch period is typically used to gather further information and/or subject the information to further analysis. A Rating Watch must be reviewed and a RAC be published every six months after a rating has been placed on Rating Watch, except in the case described below.

Additionally, a Watch may be used where the rating implications are already clear, but where they remain contingent upon an event (e.g. shareholder or regulatory approval). The Watch will typically extend to cover the period until the event is resolved or its outcome is predictable with a high enough degree of certainty to permit resolution of the Watch. In these cases, where it has previously been communicated within the RAC that the Rating Watch will be resolved upon an event and where there are no material changes to the respective rating up to the event, the Rating Watch may not be reviewed within the six months interval. In any case, the affected ratings (and the Rating Watch) will remain subject to an annual review cycle.

Rating Outlook — Outlooks indicate the direction a rating is likely to move over a one- to two-year period. They reflect financial or other trends that have not yet reached or been sustained the level that would cause a rating action, but which may do so if such trends continue. A Positive Rating Outlook indicates an upward trend on the rating scale. Conversely, a Negative Rating Outlook signals a negative trend on the rating scale. Positive or Negative Rating Outlooks do not imply that a rating change is inevitable, and similarly, ratings with Stable Outlooks can be raised or lowered without a prior revision to the Outlook. Occasionally, where the fundamental trend has strong, conflicting elements of both positive and negative, the Rating Outlook may be described as “Evolving.”

Outlooks are currently applied on the long-term scale to certain issuer ratings in corporate finance (including sovereigns, industrials, utilities, financial institutions and insurance companies) and to both issuer ratings and obligations ratings in public finance in the United States; to issues in infrastructure and project finance; to Insurer Financial Strength Ratings; to issuer and/or issue ratings in a number of National Rating scales; and to the ratings of structured finance transactions and covered bonds. Outlooks are not applied to ratings assigned on the short-term scale. For financial institutions, Outlooks are not assigned to Viability Ratings, Support Ratings and Support Rating Floors. Derivative counterparty ratings are also not assigned Outlooks.

Ratings in the ‘CCC,’ ‘CC,’ and ‘C’ categories typically do not carry Outlooks since the volatility of these ratings is very high and outlooks would be of limited informational value. Defaulted ratings do not carry Outlooks.

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APPENDIX B

Summary of Proxy Voting Policies and Procedures

[The Trust has delegated proxy voting responsibilities of the Fund to the Adviser, subject to the general oversight of the Board. The Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended, consistent with its fiduciary obligations and the Proxy Policy has been approved by the Trustees as the policies and procedures that the Adviser will use when voting proxies on behalf of the Fund. The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised prudently and solely in the best economic interests of the Fund and their shareholders considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote. Any conflict between the interests of the Fund's shareholders, on one hand, and those of the Adviser or principal underwriter on the other will be reported to the Board and the Board will provide direction to the Adviser on how to vote the proxy.

The Proxy Policy sets forth the Adviser’s voting guidelines. The guidelines contain information about the key objectives in voting proxies, various client and Adviser decision methods, conflicts of interest, general voting principles, and detailed explanations on how the Adviser will typically vote on certain matters that are typically up for shareholder vote. Each vote is ultimately determined on a case- by-case basis, taking into consideration all relevant facts and circumstances at the time of the vote.]

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Victory Portfolios V

Part C. Other Information

_________________________________

ITEM 15. INDEMNIFICATION

Victory Portfolios V

[Article X, Section 10.02 of the proposed Acquiring Trust Instrument, using the Victory Portfolios IV form described in Exhibit E, provides for indemnification as follows:

Section 10.02 Indemnification.

(a) Subject to the exceptions and limitations contained in subsection 10.02(b):

(i)every person who is, or has been, a Trustee or an officer or employee of the Trust or is or was serving at the request of the Trust as a trustee, director, officer, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (“Covered Person”) shall be indemnified by the Trust and each Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof.

(ii)as used herein, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, investigative or other, including appeals), actual or threatened while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorney’s fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities whatsoever.

(b) No indemnification shall be provided hereunder to a Covered Person to the extent that such indemnification is prohibited by applicable federal law.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection (a) of Section 10.02 shall be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under Section 10.02. The advancement of any expenses pursuant to Section 10.02(d) shall under no circumstances be considered a “loan” under the Sarbanes-Oxley Act of 2002 or for any other reason.

(e) Notwithstanding anything to the contrary in this Trust Instrument or the Bylaws, for purposes of any determinations that under applicable federal law need to be made in connection with the provision of indemnification or advancement by the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and are not party to the proceeding at issue (“Qualifying Trustees”), a majority of the Qualifying Trustees shall constitute a quorum unless there is only one Qualifying Trustee, in which case such one Qualifying Trustee shall constitute a quorum. To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Qualifying Trustees making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Registrant has obtained from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in

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the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act and Release 11330 under the 1940 Act in connection with any indemnification.]

Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

(1)Certificate of Trust and [Trust Instrument] of Victory Portfolios V. [To be filed by amendment.]

(2)Bylaws of Victory Portfolios V. [To be filed by amendment.]

(3)None.

(4)Forms of Agreement and Plan of Reorganization are included as Exhibits A-1 and A-2 to the joint proxy statement/prospectus filed herewith as Part A of this Registration Statement on Form N-14.

(5)Instruments defining the rights of holders of the securities being registered.

(6)Investment Advisory Agreement between the Registrant and Victory Capital Management Inc. [Sub- advisory agreements applicable to any Acquiring ETFs, if retained.]

(7)Distribution Agreement between the Registrant and Victory Capital Services, Inc.

(8)Bonus, profit-sharing or pension plans, if applicable; otherwise, None.

(9)Custody agreements applicable to the respective Acquiring Funds of the Registrant. [To be filed by amendment.]

(10)Distribution and Service Plans and, where applicable, Rule 18f-3 Plan applicable to the Acquiring Funds. [To be filed by amendment.]

(11)Opinion and consent regarding legality of issuance of shares. [To be filed by amendment.]

(12)Opinion regarding tax matters. [To be filed by amendment.]

(13)Other material contracts, including administration, fund accounting and transfer agency agreements applicable to the respective Acquiring Funds of the Registrant. [To be filed by amendment.]

(14)Consents of independent registered public accounting firms. [To be filed by amendment.]

(15)None.

(16)Powers of Attorney for the Registrant.

(17)Forms of Proxy Card for the respective Acquired Funds. [To be filed by amendment.]

ITEM 17. UNDERTAKINGS

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form. The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

The undersigned Registrant undertakes to file the opinion of counsel supporting the tax consequences of the proposed reorganization required by Item 16(12) through an amendment to this Registration Statement no later than a reasonable time after the closing of the Reorganization.

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SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of San Antonio and State of Texas, on the 12th day of November 2026.

VICTORY PORTFOLIOS V (Registrant)

By: __/s/ Thomas Dusenberry__________________

Thomas Dusenberry, President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the date stated above.

Signature	Title
/s/ Thomas Dusenberry
_________________	President (Principal Executive Officer)
Thomas Dusenberry
/s/ Carol Trevino	Treasurer (Principal Accounting Officer and Principal
___________________
Financial Officer)
Carol Trevino

/s/ Thomas Dusenberry
___________________	Sole Trustee
Thomas Dusenberry

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